UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1 and 6, the companion submission will be identical in all material respects to this initial filing.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO Global Core Asset Allocation Fund
•	PIMCO Funds—Bond Funds
•	PIMCO Funds—Credit Bond Funds
•	PIMCO Funds—Fundamental Index Funds
•	PIMCO Funds—International Bond Funds
•	PIMCO Funds—Municipal Value Funds
•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
•	PIMCO Funds—PIMCO Climate Bond Fund
•	PIMCO Funds—PIMCO CommoditiesPLUS® Strategy Fund
•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
•	PIMCO Funds—PIMCO Emerging Markets Local Currency and Bond Fund
•	PIMCO Funds—PIMCO High Yield Fund
•	PIMCO Funds—PIMCO Income Fund

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO International Bond Fund (U.S. Dollar-Hedged)
•	PIMCO Funds—PIMCO Investment Grade Credit Bond Fund
•	PIMCO Funds—PIMCO Low Duration Fund
•	PIMCO Funds—PIMCO Real Return Fund
•	PIMCO Funds—PIMCO Short-Term Fund
•	PIMCO Funds—PIMCO Total Return Fund
•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
•	PIMCO Funds—Private Account Portfolio Series – Sector Funds Series - I
•	PIMCO Funds—Private Account Portfolio Series
•	PIMCO Funds—Private Account Portfolio Series – All Asset Funds
•	PIMCO Funds—Real Return Strategy Funds
•	PIMCO Funds—Short Duration Strategy Funds
•	PIMCO Funds—StocksPLUS® Funds
•	PIMCO Funds—Tax-Efficient Strategy Funds

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Global Core Asset Allocation Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Important Information About the PIMCO Global Core Asset Allocation Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Asset Allocation Fund (the “Fund”).

The PIMCO Global Core Asset Allocation Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. These underlying investments are referred to as “Underlying PIMCO Funds.”

The PIMCO Global Core Asset Allocation Fund also may invest its respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. These underlying investments, together with the Underlying PIMCO Funds, are referred to as “Acquired Funds.” The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Global Core Asset Allocation Fund (Cont.)

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to

4	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Global Core Asset Allocation Fund (Cont.)

Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and I-2 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	Class A	Class C	Diversification Status

PIMCO Global Core Asset Allocation Fund	10/29/08	10/29/08	10/29/08	10/29/08	10/29/08	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

6	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither the Fund’s prospectus nor the Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

Important Information About the PIMCO Global Core Asset Allocation Fund (Cont.)

report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

8	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

PIMCO Global Core Asset Allocation Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/29/08)
PIMCO Global Core Asset Allocation Fund Institutional Class	(0.88)%	8.19%	3.17%	4.31%	4.92%
PIMCO Global Core Asset Allocation Fund I-2	(1.00)%	8.09%	3.06%	4.21%	4.82%
PIMCO Global Core Asset Allocation Fund Class A	(1.17)%	7.64%	2.69%	3.80%	4.38%
PIMCO Global Core Asset Allocation Fund Class A (adjusted)	(6.63)%	1.73%	1.53%	3.21%	4.11%
PIMCO Global Core Asset Allocation Fund Class C	(1.54)%	6.86%	1.93%	3.02%	3.60%
PIMCO Global Core Asset Allocation Fund Class C (adjusted)	(2.52)%	5.86%	1.93%	3.02%	3.60%
60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index	0.89%	13.15%	4.41%	5.47%	7.15%
Lipper Alternative Global Macro Funds Average	0.05%	8.01%	2.47%	2.48%	4.17%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Commodity Subsidiary and Underlying PIMCO Fund expenses), were 1.16% for Institutional Class shares, 1.26% for I-2 shares, 1.61% for Class A shares, and 2.36% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

10	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Institutional Class - PGAIX	I-2 - PGAPX	Class A - PGMAX	Class C - PGMCX

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	46.2%
U.S. Government Agencies	21.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.3%
U.S. Treasury Obligations	5.7%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	2.3%
Common Stocks	1.3%
Other	2.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Global Core Asset Allocation Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Bloomberg Global Aggregate Index (USD Hedged) by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to securitized credit, particularly through non-agency residential mortgage-backed securities (“MBS”) and collateralized loan obligations, contributed to relative performance, as spreads tightened.

»	There were no other material contributors for this Fund.

»	U.S. equities positioning, particularly underweight and overweight exposure to U.S. equities during certain periods, detracted from relative performance, as these securities posted positive and negative returns, respectively, during these periods.

»	Overweight exposure to U.S. duration detracted from relative performance, as interest rates rose.

»	Overweight exposure to Chinese equities detracted from relative performance, as these securities posted negative returns.

»	Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Expense Example PIMCO Global Core Asset Allocation Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$991.20	$5.51	$1,000.00	$1,019.40	$5.59	1.11%
I-2	1,000.00	990.00	6.00	1,000.00	1,018.90	6.09	1.21
Class A	1,000.00	988.30	7.73	1,000.00	1,017.15	7.85	1.56
Class C	1,000.00	984.60	11.43	1,000.00	1,013.41	11.60	2.31

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Benchmark Description

Index*	Benchmark Description

60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index	The benchmark is a blend of 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate USD Hedged Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of a group of country indices comprising developed and emerging market country indices. Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Global Core Asset Allocation Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$12.49	$0.24	$(0.35)	$(0.11)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2023	13.84	0.30	(1.47)	(1.17)	(0.18)	0.00	0.00	(0.18)

03/31/2022	13.58	0.19	0.09	0.28	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.80	0.14	3.85	3.99	(1.21)	0.00	0.00	(1.21)

03/31/2020	12.58	0.34	(1.50)	(1.16)	(0.62)	0.00	0.00	(0.62)

03/31/2019	12.55	0.30	0.12	0.42	(0.34)	0.00	(0.05)	(0.39)

I-2

04/01/2023 - 09/30/2023+	12.46	0.23	(0.35)	(0.12)	(0.14)	0.00	0.00	(0.14)

03/31/2023	13.80	0.29	(1.46)	(1.17)	(0.17)	0.00	0.00	(0.17)

03/31/2022	13.55	0.17	0.10	0.27	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.78	0.12	3.85	3.97	(1.20)	0.00	0.00	(1.20)

03/31/2020	12.56	0.32	(1.49)	(1.17)	(0.61)	0.00	0.00	(0.61)

03/31/2019	12.53	0.29	0.12	0.41	(0.33)	0.00	(0.05)	(0.38)

Class A

04/01/2023 - 09/30/2023+	12.30	0.21	(0.35)	(0.14)	(0.12)	0.00	0.00	(0.12)

03/31/2023	13.63	0.24	(1.44)	(1.20)	(0.13)	0.00	0.00	(0.13)

03/31/2022	13.42	0.12	0.10	0.22	(0.00)	0.00	(0.01)	(0.01)

03/31/2021	10.70	0.06	3.82	3.88	(1.16)	0.00	0.00	(1.16)

03/31/2020	12.47	0.27	(1.47)	(1.20)	(0.57)	0.00	0.00	(0.57)

03/31/2019	12.44	0.24	0.13	0.37	(0.29)	0.00	(0.05)	(0.34)

14	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.24	(0.88)%	$122,935	1.11	%*	1.17	%*	0.95	%*	1.01	%*	3.84	%*	260%

12.49	(8.42)	129,288	1.01		1.09		0.92		1.00		2.40		359

13.84	2.06	163,073	0.86		1.00		0.85		0.99		1.31		119

13.58	38.21	167,863	0.85		1.00		0.84		0.99		1.09		182

10.80	(9.46)	121,437	1.13		1.36		0.80		1.03		2.70		511

12.58	3.46	201,102	1.17		1.42		0.77		1.02		2.41		551

12.20	(1.00)	26,905	1.21	*	1.27	*	1.05	*	1.11	*	3.74	*	260

12.46	(8.46)	27,407	1.11		1.19		1.02		1.10		2.29		359

13.80	1.97	36,705	0.96		1.10		0.95		1.09		1.21		119

13.55	38.06	42,347	0.95		1.10		0.94		1.09		0.91		182

10.78	(9.56)	34,956	1.23		1.46		0.90		1.13		2.53		511

12.56	3.37	45,560	1.27		1.52		0.87		1.12		2.34		551

12.04	(1.17)	90,996	1.56	*	1.62	*	1.40	*	1.46	*	3.39	*	260

12.30	(8.80)	99,502	1.46		1.54		1.37		1.45		1.95		359

13.63	1.64	125,611	1.31		1.45		1.30		1.44		0.86		119

13.42	37.47	130,491	1.30		1.45		1.29		1.44		0.51		182

10.70	(9.83)	85,249	1.58		1.81		1.25		1.48		2.13		511

12.47	3.03	95,828	1.62		1.87		1.22		1.47		1.98		551

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Financial Highlights PIMCO Global Core Asset Allocation Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$11.86	$0.16	$(0.34)	$(0.18)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2023	13.17	0.14	(1.38)	(1.24)	(0.07)	0.00	0.00	(0.07)

03/31/2022	13.06	0.01	0.10	0.11	0.00	0.00	0.00	0.00

03/31/2021	10.41	0.01	3.67	3.68	(1.03)	0.00	0.00	(1.03)

03/31/2020	12.13	0.19	(1.46)	(1.27)	(0.45)	0.00	0.00	(0.45)

03/31/2019	12.11	0.14	0.13	0.27	(0.20)	0.00	(0.05)	(0.25)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.60	(1.54)%	$3,407	2.31	%*	2.37	%*	2.15	%*	2.21	%*	2.63	%*	260%

11.86	(9.45)	4,713	2.21		2.29		2.12		2.20		1.16		359

13.17	0.84	7,900	2.06		2.20		2.05		2.19		0.11		119

13.06	36.47	10,493	2.05		2.20		2.04		2.19		0.11		182

10.41	(10.54)	31,859	2.33		2.56		2.00		2.23		1.54		511

12.13	2.27	62,647	2.37		2.62		1.97		2.22		1.20		551

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Consolidated Statement of Assets and Liabilities PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$214,422
Investments in Affiliates	84,630

Financial Derivative Instruments
Exchange-traded or centrally cleared	925
Over the counter	1,933
Cash	1
Deposits with counterparty	12,002
Foreign currency, at value	2,348
Receivable for investments sold	1,109
Receivable for investments sold on a delayed-delivery basis	271
Receivable for TBA investments sold	55,813
Receivable for Fund shares sold	10
Interest and/or dividends receivable	921
Dividends receivable from Affiliates	403
Reimbursement receivable from PIMCO	14

Total Assets	374,802

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$3,320

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,016
Over the counter	2,243
Payable for investments purchased	2,936
Payable for investments in Affiliates purchased	403
Payable for TBA investments purchased	118,374
Deposits from counterparty	1,902
Payable for Fund shares redeemed	99
Accrued investment advisory fees	200
Accrued supervisory and administrative fees	33
Accrued distribution fees	2
Accrued servicing fees	21
Foreign Capital gains tax payable	5
Other liabilities	5

Total Liabilities	130,559

Net Assets	$244,243

Net Assets Consist of:

Paid in capital	$351,436
Distributable earnings (accumulated loss)	(107,193)

Net Assets	$244,243

Cost of investments in securities	$222,337
Cost of investments in Affiliates	$85,674
Cost of foreign currency held	$2,378
Proceeds received on short sales	$3,511
Cost or premiums of financial derivative instruments, net	$(585)

* Includes repurchase agreements of:	$24,408

†	A zero balance may reflect actual amounts rounding to less than one thousand

18	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$122,935
I-2	26,905
Class A	90,996
Class C	3,407

Shares Issued and Outstanding:

Institutional Class	10,047
I-2	2,205
Class A	7,556
Class C	294

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.24
I-2	12.20
Class A	12.04
Class C	11.60

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Consolidated Statement of Operations PIMCO Global Core Asset Allocation Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$3,238
Dividends	399
Dividends from Investments in Affiliates	2,349
Miscellaneous income	345
Total Income	6,331

Expenses:

Investment advisory fees	1,202
Supervisory and administrative fees	199
Distribution and/or servicing fees - Class A	121
Distribution and/or servicing fees - Class C	20
Trustee fees	1
Interest expense	203
Miscellaneous expense	1
Total Expenses	1,747
Waiver and/or Reimbursement by PIMCO	(82)
Net Expenses	1,665

Net Investment Income (Loss)	4,666

Net Realized Gain (Loss):

Investments in securities	(6,253)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	11,427
Over the counter financial derivative instruments	2,678
Short sales	214
Foreign currency	(122)

Net Realized Gain (Loss)	7,945

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(5,661)
Investments in Affiliates	318
Exchange-traded or centrally cleared financial derivative instruments	(9,600)
Over the counter financial derivative instruments	(179)
Short sales	266
Foreign currency assets and liabilities	(91)

Net Change in Unrealized Appreciation (Depreciation)	(14,947)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,336)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,666	$6,057
Net realized gain (loss)	7,945	(25,549)
Net change in unrealized appreciation (depreciation)	(14,947)	(10,142)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,336)	(29,634)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,449)	(1,949)
I-2	(304)	(408)
Class A	(920)	(1,111)
Class C	(27)	(32)

Total Distributions(a)	(2,700)	(3,500)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(11,631)	(39,245)

Total Increase (Decrease) in Net Assets	(16,667)	(72,379)

Net Assets:

Beginning of period	260,910	333,289
End of period	$244,243	$260,910

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.7%

CORPORATE BONDS & NOTES 2.9%

BANKING & FINANCE 0.9%

Avolon Holdings Funding Ltd.
4.250% due 04/15/2026	$100	$94

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	400	375

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)	700	41

UniCredit SpA
7.830% due 12/04/2023	800	801

Ursa Re II Ltd.
9.386% (T-BILL 3MO + 3.940%) due 12/07/2027 ~	600	600

VICI Properties LP
3.875% due 02/15/2029	400	346

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)	700	4

		2,261

INDUSTRIALS 1.2%

American Airlines Pass-Through Trust
3.575% due 07/15/2029	267	245

Berry Global, Inc.
4.875% due 07/15/2026	1,200	1,150

Broadcom, Inc.
3.137% due 11/15/2035	521	380

DAE Funding LLC
1.625% due 02/15/2024	200	196

Energy Transfer LP
3.750% due 05/15/2030	900	785

		2,756

UTILITIES 0.8%

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	1,500	1,476

Pacific Gas & Electric Co.
2.500% due 02/01/2031	600	457

		1,933

Total Corporate Bonds & Notes (Cost $8,895)		6,950

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (b)	800	533

Total Convertible Bonds & Notes (Cost $787)		533

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 26.2%

Freddie Mac
5.978% due 07/15/2041 •	$409	$400

Ginnie Mae
5.034% due 09/20/2071 •	2,258	2,249
6.246% due 08/20/2068 •	370	361

Uniform Mortgage-Backed Security
4.000% due 10/01/2040	2	2

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2053	4,700	3,580
2.500% due 10/01/2053	2,600	2,064
3.000% due 11/01/2053	1,800	1,491
3.500% due 11/01/2053	1,800	1,550
4.000% due 10/01/2053	4,200	3,740
4.500% due 11/01/2053	10,600	9,736
5.000% due 11/01/2053	13,900	13,119
5.500% due 11/01/2053	17,300	16,715
6.000% due 11/01/2053	9,200	9,076

Total U.S. Government Agencies (Cost $64,906)		64,083

U.S. TREASURY OBLIGATIONS 7.0%

U.S. Treasury Bonds
1.375% due 11/15/2040 (l)	2,700	1,599
4.000% due 11/15/2042 (n)	2,050	1,820
4.000% due 11/15/2052	1,550	1,374

U.S. Treasury Inflation Protected Securities (f)
1.125% due 01/15/2033	9,826	8,881
1.375% due 07/15/2033	3,624	3,353

Total U.S. Treasury Obligations (Cost $19,528)		17,027

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Alliance Bancorp Trust
5.914% due 07/25/2037 •	193	161

Bear Stearns Adjustable Rate Mortgage Trust
4.216% due 07/25/2036 ^~	51	44
4.459% due 08/25/2033 ~	30	28
4.640% due 02/25/2036 ^~	31	28

Countrywide Alternative Loan Trust
5.626% due 02/25/2036 •	87	78
5.734% due 07/25/2035 •	320	249
5.754% due 09/25/2047 •	76	65

Countrywide Home Loan Mortgage Pass-Through Trust
3.965% due 09/20/2036 ^~	50	43
6.000% due 04/25/2036	151	77
6.074% due 03/25/2035 •	40	37

Impac CMB Trust
6.054% due 04/25/2035 «•	70	64
6.079% due 04/25/2035 •	91	83

22	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
6.000% due 12/25/2036		$41	$32

Structured Adjustable Rate Mortgage Loan Trust
4.143% due 01/25/2035 ~		3	3

Structured Asset Mortgage Investments Trust
5.942% due 07/19/2035 •		14	12

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	570	696

WaMu Mortgage Pass-Through Certificates Trust
6.094% due 01/25/2045 •		$1,075	982

Total Non-Agency Mortgage-Backed Securities (Cost $2,905)			2,682

ASSET-BACKED SECURITIES 10.8%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		600	598

Aames Mortgage Investment Trust
5.914% due 04/25/2036 •		82	72

ACE Securities Corp. Home Equity Loan Trust
5.914% due 06/25/2036 •		118	84
6.334% due 08/25/2035 •		129	124

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		787	786

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		378	378

Apidos CLO
6.472% due 07/18/2029 •		637	636

Ares CLO Ltd.
6.440% due 01/15/2029 •		691	690

Argent Mortgage Loan Trust
5.914% due 05/25/2035 •		327	298

Argent Securities Trust
5.734% due 07/25/2036 •		246	212

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		224	224
6.600% due 01/17/2032 •		100	100

Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •		982	979

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		471	470

CIFC Funding Ltd.
6.557% due 10/24/2030 •		374	374

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		58	58

Citigroup Mortgage Loan Trust
5.869% due 11/25/2036 •		50	49

Countrywide Asset-Backed Certificates Trust
5.714% due 05/25/2035 •		25	24
5.934% due 03/25/2037 •		526	493

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •		$396	$395

Dryden CLO Ltd.
6.558% due 01/17/2033 •		300	298

Elevation CLO Ltd.
6.563% due 10/25/2030 •		727	725

First Franklin Mortgage Loan Trust
6.139% due 11/25/2036 •		1,000	947

Fremont Home Loan Trust
5.569% due 10/25/2036 •		462	407

Gallatin CLO Ltd.
6.660% due 07/15/2031 •		300	299

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		770	768

KKR CLO Ltd.
6.512% due 07/18/2030 •		197	197

LCM LP
6.452% due 07/19/2027 •		418	418

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		393	329

Long Beach Mortgage Loan Trust
6.034% due 01/25/2036 •		1,125	957

Madison Park Funding Ltd.
6.578% due 04/20/2032 •		250	249

Magnetite Ltd.
6.506% due 11/15/2028 •		600	598

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	99	104

Oaktree CLO Ltd.
6.708% due 10/20/2032 •		$250	250
6.717% due 04/22/2030 •		250	248

OCP Euro CLO DAC
4.578% due 09/22/2034 •	EUR	500	522

Octagon Investment Partners Ltd.
6.631% due 02/14/2031 •		$300	299

OSD CLO Ltd.
6.440% due 04/17/2031 •		471	468

OZLM Ltd.
6.550% due 10/17/2029 •		242	242
6.688% due 10/20/2031 •		250	250
6.748% due 07/20/2032 •		400	395
6.881% due 10/30/2030 •		198	198

Palmer Square CLO Ltd.
6.570% due 10/17/2031 •		100	99

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •	EUR	315	330

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$1,584	1,576
6.388% due 07/20/2029 •		925	921

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
5.929% due 07/25/2036 •		$93	$86

Rad CLO Ltd.
6.727% due 07/24/2032 •		600	598

Saranac CLO Ltd.
6.807% due 08/13/2031 •		400	399

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	300	312

Sound Point CLO Ltd.
6.568% due 10/20/2030 •		$782	779
6.593% due 07/25/2030 •		293	292
6.798% due 07/20/2032 •		500	493

Stratus CLO Ltd.
6.538% due 12/29/2029 •		304	303

Structured Asset Securities Corp. Mortgage Loan Trust
6.004% due 10/25/2036 •		54	52
6.229% due 02/25/2036 •		100	94

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		194	193

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		500	498

TCW CLO Ltd.
6.583% due 04/25/2031 •		473	472

Venture CLO Ltd.
6.578% due 07/20/2030 •		451	448
6.791% due 07/30/2032 •		1,000	990

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		68	68
6.708% due 07/20/2032 •		300	298

Voya CLO Ltd.
6.570% due 10/15/2030 •		221	220

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •		146	145

Wind River CLO Ltd.
6.650% due 07/15/2031 •		600	597

Total Asset-Backed Securities (Cost $26,530)			26,475

SOVEREIGN ISSUES 8.9%

Argentina Government International Bond
0.750% due 07/09/2030 þ		368	91
3.625% due 07/09/2035 þ		242	58
15.500% due 10/17/2026	ARS	1,490	0

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2024 (e)	BRL	16,200	3,054

China Government International Bond
2.850% due 06/04/2027	CNY	48,410	6,719

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colombian TES
5.750% due 11/03/2027	COP	6,476,000	$1,322
7.750% due 09/18/2030		9,213,700	1,890

Japan Government International Bond
1.700% due 09/20/2044	JPY	310,000	2,156

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	6,218	299

Peru Government International Bond
1.862% due 12/01/2032		$900	652

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	1,150	1

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	65,700	3,572

Spain Government International Bond
0.700% due 04/30/2032	EUR	1,800	1,484

United Kingdom Gilt
0.625% due 10/22/2050	GBP	1,000	452

Total Sovereign Issues (Cost $23,627)			21,750

		SHARES
COMMON STOCKS 1.6%

FINANCIALS 1.6%

Bank of America Corp. (j)		33,700	923

Citigroup, Inc. (j)		21,500	884

JPMorgan Chase & Co. (j)		7,400	1,073

Wells Fargo & Co.		12,600	515

Zions Bancorp NA		17,800	621

Total Common Stocks (Cost $4,057)			4,016

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(g)		269,000	244

Nationwide Building Society
10.250% ~		1,489	207

Total Preferred Securities (Cost $559)			451

REAL ESTATE INVESTMENT TRUSTS 5.8%

REAL ESTATE 5.8%

Agree Realty Corp. (j)		11,273	623

American Tower Corp.		2,155	354

24	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		SHARES	MARKET VALUE (000S)

Apartment Income REIT Corp.		18,588	$571

Crown Castle, Inc.		4,600	423

Digital Realty Trust, Inc.		5,600	678

Equinix, Inc.		1,425	1,035

Equity LifeStyle Properties, Inc.		8,659	552

Equity Residential		12,054	708

Extra Space Storage, Inc.		2,973	361

First Industrial Realty Trust, Inc. (j)		22,467	1,069

Gaming & Leisure Properties, Inc.		12,367	563

Host Hotels & Resorts, Inc.		41,699	670

Invitation Homes, Inc.		33,161	1,051

National Storage Affiliates Trust		10,907	346

Prologis, Inc. (j)		14,909	1,673

Public Storage		2,600	685

RLJ Lodging Trust		52,391	513

SBA Communications Corp.		1,778	356

Simon Property Group, Inc.		7,093	766

Sun Communities, Inc.		3,091	366

Sunstone Hotel Investors, Inc. (j)		24,700	231

VICI Properties, Inc.		21,682	631

Total Real Estate Investment Trusts (Cost $13,687)			14,225

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.0%

REPURCHASE AGREEMENTS (i) 10.0%
			24,408

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	23,459	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 12.3%
(0.171)% due 10/16/2023 - 01/09/2024 (a)(d)(e)	JPY	4,494,000	$30,083

U.S. TREASURY BILLS 0.7%
5.438% due 11/16/2023 - 12/28/2023 (a)(d)(e)(n)		$1,722	1,707

Total Short-Term Instruments (Cost $56,856)			56,230

Total Investments in Securities (Cost $222,337)			214,422

		SHARES
INVESTMENTS IN AFFILIATES 34.7%

MUTUAL FUNDS (h) 1.1%

PIMCO Preferred and Capital Securities Fund		321,743	2,680

Total Mutual Funds (Cost $2,627)			2,680

SHORT-TERM INSTRUMENTS 33.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.6%

PIMCO Short Asset Portfolio		3,823,760	37,003

PIMCO Short-Term Floating NAV Portfolio III		4,623,741	44,947

Total Short-Term Instruments (Cost $83,047)			81,950

Total Investments in Affiliates (Cost $85,674)			84,630

Total Investments 122.4% (Cost $308,011)			$299,052

Financial Derivative Instruments (k)(m) (0.2)% (Cost or Premiums, net $(585))			(401)

Other Assets and Liabilities, net (22.2)%			(54,408)

Net Assets 100.0%			$244,243

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$5,200	U.S. Treasury Notes 0.500% due 08/31/2027	$(5,301)	$5,200	$5,202
FICC	2.600	09/29/2023	10/02/2023	147	U.S. Treasury Notes 5.000% due 08/31/2025	(150)	147	147
JPS	5.300	09/27/2023	10/04/2023	3,335	U.S. Treasury Notes 3.500% due 02/15/2033	(3,320)	3,335	3,338
SAL	5.330	09/29/2023	10/02/2023	5,200	U.S. Treasury Notes 0.375% due 01/31/2026	(5,301)	5,200	5,202
	5.360	09/29/2023	10/02/2023	5,100	U.S. Treasury Notes 0.250% due 10/31/2025	(5,203)	5,100	5,102
SSB	2.600	09/29/2023	10/02/2023	226	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(231)	226	226
TDM	5.360	09/29/2023	10/02/2023	5,200	U.S. Treasury Notes 1.625% due 05/15/2031	(5,356)	5,200	5,203

Total Repurchase Agreements						$(24,862)	$24,408	$24,420

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.4)%
U.S. Treasury Notes	3.500%	02/15/2033	$3,600	$(3,511)	$(3,320)

Total Short Sales (1.4)%				$(3,511)	$(3,320)

26	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$5,202	$0	$0	$0	$5,202	$(5,301)	$(99)
FICC	147	0	0	0	147	(150)	(3)
JPS	3,338	0	0	0	3,338	(3,320)	18
SAL	10,304	0	0	0	10,304	(10,504)	(200)
SSB	226	0	0	0	226	(231)	(5)
TDM	5,203	0	0	0	5,203	(5,356)	(153)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(1,199)	(1,199)	0	(1,199)
GSC	0	0	0	(2,121)	(2,121)	0	(2,121)

Total Borrowings and Other Financing Transactions	$24,420	$0	$0	$(3,320)

(j)

Securities with an aggregate market value of $4,770 and cash of $13 have been pledged as collateral as of September 30, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	Payable for short sales includes $16 of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(546) at a weighted average interest rate of 4.947%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	4,300.000	12/29/2023	11	1	$141	$126
Put - EUREX EURO STOXX 50	4,050.000	12/15/2023	72	1	69	53
Put - EUREX EURO STOXX 50	4,200.000	12/15/2023	29	0	35	36

Total Purchased Options					$245	$215

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	7	$7	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	7	7	(2)	(2)

					$(5)	$(5)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	4,000.000	12/29/2023	11	$1	$(74)	$(51)
Call - CBOE S&P 500	4,800.000	12/29/2023	11	1	(82)	(5)
Put - EUREX EURO STOXX 50	3,750.000	12/15/2023	72	1	(27)	(19)
Put - EUREX EURO STOXX 50	3,825.000	12/15/2023	29	0	(13)	(10)
Call - EUREX EURO STOXX 50	4,500.000	12/15/2023	29	0	(22)	(5)
Call - EUREX EURO STOXX 50	4,600.000	12/15/2023	72	1	(56)	(5)

					$(274)	$(95)

Total Written Options					$(279)	$(100)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	12/2023	34	$2,303	$(17)	$1	$(4)
Australia Government 10-Year Bond December Futures	12/2023	5	360	(9)	0	(3)
CAC 40 Index October Futures	10/2023	11	832	(19)	7	0
Canada Government 10-Year Bond December Futures	12/2023	12	1,017	(22)	3	0
DAX Index December Futures	12/2023	1	410	(12)	5	0
E-Mini Russell 2000 Index December Futures	12/2023	40	3,597	(151)	0	(21)
E-Mini S&P 500 Index December Futures	12/2023	447	96,675	(4,349)	0	(266)
Euro STOXX 50 December Futures	12/2023	36	1,600	(31)	18	0
Euro STOXX 600 December Futures	12/2023	1,036	24,820	(332)	208	0
Euro-Bobl December Futures	12/2023	32	3,916	(57)	29	(24)
Euro-BTP December Futures	12/2023	18	2,088	(105)	27	(27)
Euro-Buxl 30-Year Bond December Futures	12/2023	3	388	(34)	9	(9)
FTSE/MIB Index December Futures	12/2023	4	598	(6)	5	0
IBEX 35 Index October Futures	10/2023	1	100	(1)	1	0
Japan Government 10-Year Bond December Futures	12/2023	10	9,700	(72)	0	(22)
MSCI Emerging Markets December Futures	12/2023	16	764	(28)	0	0
Nikkei 225 Yen-denominated December Futures	12/2023	24	2,556	(64)	0	(22)
S&P TSX 60 Index December Futures	12/2023	25	4,330	(115)	0	(13)
SPI 200 December Futures	12/2023	24	2,734	(74)	13	(6)
Topix Index December Futures	12/2023	43	6,686	(73)	0	(99)
U.S. Treasury 2-Year Note December Futures	12/2023	135	27,366	(75)	14	0
U.S. Treasury 10-Year Note December Futures	12/2023	178	19,235	(363)	36	0
U.S. Treasury Long-Term Bond December Futures	12/2023	4	455	(25)	1	0
United Kingdom Long Gilt December Futures	12/2023	10	1,149	5	16	(25)

				$(6,029)	$393	$(541)

28	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	59	$(8,024)	$202	$97	$(97)
Euro-Oat December Futures	12/2023	10	(1,303)	32	16	(17)
FTSE 100 Index December Futures	12/2023	4	(374)	(6)	0	(2)
Gold 100 oz. December Futures	12/2023	7	(1,306)	74	9	0
OMX Stockholm 30 Index October Futures	10/2023	3	(59)	1	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2023	12	(1,264)	8	0	(2)
U.S. Treasury 10-Year Ultra December Futures	12/2023	70	(7,809)	166	0	(16)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	6	(712)	39	0	(2)

				$516	$122	$(137)

Total Futures Contracts				$(5,513)	$515	$(678)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	1.177%	$500	$20	$12	$32	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 40 5-Year Index	(5.000)%	Quarterly	12/20/2028	EUR	100	$(4)	$0	$(4)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	3,000	$46	$(5)	$41	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		14,200	183	(8)	175	0	(2)
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028	EUR	200	2	0	2	1	0

						$231	$(13)	$218	$1	$(2)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	500	$13	$2	$15	$0	$(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		1,600	42	(5)	37	0	(8)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	03/20/2054	GBP	500	$(25)	$15	$(10)	$8	$0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	INR	113,780	10	4	14	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	871,000	(45)	(25)	(70)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		500,000	154	60	214	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		110,000	169	16	185	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		110,000	(61)	(31)	(92)	0	(8)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	470	0	(26)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024	$	9,500	488	(1)	487	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		19,700	116	410	526	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		6,700	(77)	7	(70)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	(179)	(350)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	(47)	(50)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(85)	(92)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,900	30	(101)	(71)	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.308	Annual	02/21/2029		7,800	(28)	(294)	(322)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	10	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	(30)	(32)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		705	(2)	(20)	(22)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		10,900	14	471	485	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	296	319	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	218	500	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,900	117	86	203	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		2,771	(11)	(108)	(119)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	(57)	(63)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,322	(12)	(92)	(104)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		793	(3)	(4)	(7)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		851	(3)	(4)	(7)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		4,010	145	91	236	0	(8)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		8,300	217	526	743	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	137	274	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	(71)	(46)	(117)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	271	459	730	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,900	366	238	604	0	(23)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027	BRL	10,800	(50)	61	11	8	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	09/21/2052	CAD	900	(101)	(123)	(224)	4	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	29,450	32	4	36	1	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		15,800	(29)	23	(6)	1	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		25,780	15	4	19	2	0
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	3,912,200	0	(23)	(23)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		7,565,800	0	43	43	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		8,099,800	0	46	46	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		8,399,000	0	19	19	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		26,449,500	0	147	147	27	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	269	269	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(204)	(204)	9	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		2,700,790	55	(14)	41	0	(3)

30	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	7.950%	Quarterly	11/03/2027	COP	6,476,000	$0	$69	$69	$0	$(9)
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		5,849,900	0	55	55	9	0
Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		5,404,080	(47)	(18)	(65)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		11,500,000	0	11	11	0	(32)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	3,580	83	8	91	1	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027	KRW	2,209,720	(53)	(19)	(72)	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/21/2027		4,425,000	(31)	(39)	(70)	0	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028		1,150,410	(9)	(3)	(12)	0	0
Pay	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(189)	(55)	(244)	0	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2028	THB	45,440	(13)	(7)	(20)	4	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	65,980	(175)	(7)	(182)	0	(3)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		55,200	(277)	67	(210)	0	(3)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	12/21/2026		41,600	(35)	26	(9)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,200	3	(19)	(16)	0	(6)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	527,030	16	(7)	9	0	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	35,760	(30)	11	(19)	7	0
Pay(6)	6-Month EUR-EURIBOR	3.132	Annual	08/02/2025	EUR	4,500	0	(8)	(8)	1	0
Pay(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		5,500	8	(13)	(5)	2	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		1,000	7	(9)	(2)	1	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(1,094)	(1,985)	0	(1)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		160	(1)	(1)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		6,000	(62)	(114)	(176)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,700	(18)	(79)	(97)	5	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	330,900	176	(39)	137	5	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027		78,500	(26)	5	(21)	2	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	10,310	(127)	28	(99)	0	(3)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	41,900	79	73	152	0	(6)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		22,300	0	(47)	(47)	4	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		63,000	(14)	(147)	(161)	12	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		11,200	5	(4)	1	0	(2)

							$386	$767	$1,153	$188	$(235)

Total Swap Agreements							$633	$766	$1,399	$189	$(238)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$215	$520	$190	$925	$(100)	$(678)	$(238)	$(1,016)

(l)

Securities with an aggregate market value of $1,256 and cash of $11,985 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $5 for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	11/2023		NZD	588		$	355	$2	$0
	03/2024		CNH	8,321			1,154	4	0
BOA	10/2023		BRL	15,402			3,101	37	0
	10/2023		CHF	69			75	0	0
	10/2023		DKK	143			21	1	0
	10/2023		NZD	115			69	0	0
	10/2023	$		3,076		BRL	15,401	0	(12)
	10/2023			2,317		CAD	3,152	5	(1)
	11/2023		CLP	8,666	$		10	0	0
	11/2023	$		3,101		BRL	15,469	0	(37)
	11/2023			75		CHF	69	0	0
	11/2023			69		NZD	115	0	0
	11/2023		ZAR	23,826	$		1,245	0	(8)
	12/2023		JPY	1,553,000			10,829	333	0
	12/2023	$		401		HKD	3,137	0	0
	12/2023			346		INR	28,803	0	(1)
	12/2023			124		KRW	164,630	0	(2)
	02/2024		CNY	701	$		97	0	0
	02/2024	$		278		CNY	1,964	0	(6)
	03/2024		CNH	11,712	$		1,617	1	(4)
BPS	10/2023		COP	10,291,562			2,582	75	0
	10/2023		EUR	17,945			19,010	41	(4)
	10/2023	$		250		CAD	337	0	(2)
	10/2023			214		EUR	197	0	(6)
	10/2023			11,006		JPY	1,593,600	0	(342)
	10/2023			34		SEK	369	0	0
	10/2023			771		THB	27,472	0	(15)

32	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2023	$		352		AUD	542	$0	$(3)
	11/2023			350		BRL	1,773	1	0
	11/2023			17,859		EUR	16,832	0	(41)
	12/2023		CAD	405	$		300	2	0
	12/2023		CZK	8,054			350	2	0
	12/2023		EUR	421			450	4	0
	12/2023		GBP	325			400	3	0
	12/2023		HKD	425			54	0	0
	12/2023		NZD	506			300	0	(3)
	12/2023		PLN	434			100	1	0
	12/2023		TWD	1,602			50	0	0
	12/2023	$		150		AUD	233	0	0
	12/2023			550		BRL	2,732	0	(12)
	12/2023			200		COP	834,608	1	0
	12/2023			1,300		INR	108,469	0	0
	12/2023			217		KRW	288,394	0	(3)
	12/2023			250		NOK	2,688	2	0
	12/2023			50		THB	1,816	0	0
	02/2024			493		CNY	3,502	0	(8)
	03/2024		CNH	8,105	$		1,126	5	0
	03/2024		TWD	9,193			292	3	0
BRC	10/2023		CZK	5,907			257	1	0
	10/2023		MXN	22,433			1,197	0	(87)
	10/2023		SEK	368			34	0	0
	11/2023		JPY	1,920,000			13,366	413	0
	11/2023	$		251		CAD	337	0	(3)
	11/2023			34		SEK	367	0	0
	12/2023		HUF	73,858	$		200	2	0
	12/2023		JPY	640,000			4,413	83	0
	12/2023		PHP	11,385			200	0	(1)
	12/2023	$		400		PEN	1,531	3	0
	01/2024		JPY	360,000	$		2,450	2	0
	01/2024		PLN	479			110	0	0
BSH	10/2023		BRL	15,400			2,890	0	(174)
	10/2023	$		3,075		BRL	15,400	0	(12)
CBK	10/2023		MXN	3,193	$		183	1	0
	10/2023		NOK	1,900			177	0	(1)
	11/2023		GBP	402			493	2	0
	11/2023		PEN	780			210	4	0
	11/2023	$		1,333		CLP	1,143,246	0	(49)
	11/2023			177		NOK	1,899	1	0
	12/2023		MXN	585	$		33	0	0
	12/2023	$		250		CLP	224,722	1	0
	12/2023			152		ILS	577	0	0
	01/2024		PLN	2,288	$		521	0	0
DUB	10/2023		CZK	1,196			52	0	0
	10/2023		JPY	219,946			1,479	8	0
	10/2023	$		437		THB	15,554	0	(10)
	11/2023		EUR	1,113	$		1,182	4	0
	11/2023	$		1,479		JPY	218,903	0	(8)
	12/2023		CLP	1,232,545	$		1,377	0	(2)
	12/2023	$		83		KRW	109,765	0	(1)
	03/2024		CNH	5,574	$		774	3	0
FAR	10/2023		BRL	15,424			3,080	12	0
	10/2023	$		3,172		BRL	15,424	0	(103)
	11/2023		BRL	15,491	$		3,172	103	0
GLM	10/2023			15,400			3,075	12	0
	10/2023		MXN	22,702			1,313	13	(2)
	10/2023	$		3,134		BRL	15,400	0	(70)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2023	$		3,531		MXN	61,784	$7	$0
	10/2023			8		MYR	38	0	0
	11/2023			1,253		BRL	6,281	0	(8)
	12/2023		MXN	4,164	$		240	4	0
	12/2023		THB	7,187			200	1	0
	12/2023	$		350		JPY	50,941	0	(5)
	12/2023			50		MXN	871	0	(1)
	12/2023			50		MYR	233	0	0
	12/2023			350		PEN	1,317	0	(4)
	03/2024		CNH	3,624	$		502	1	0
	04/2024		BRL	16,200			3,228	72	0
JPM	10/2023		MXN	9,382			534	0	(3)
	10/2023		NOK	12,807			1,188	0	(10)
	11/2023	$		2		MXN	25	0	0
	11/2023			1,188		NOK	12,797	10	0
	11/2023		ZAR	4,628	$		242	0	(2)
	12/2023		PHP	11,375			200	0	(1)
	12/2023		SGD	324			239	1	0
	12/2023		TWD	13,080			414	6	0
	12/2023	$		150		AUD	233	0	0
	12/2023			466		INR	38,900	0	0
	12/2023		ZAR	5,710	$		300	1	0
	01/2024		HUF	93,072			248	0	0
	02/2024		CNY	1,170			161	0	(1)
MBC	10/2023		CAD	2,987			2,209	10	0
	10/2023		GBP	1,135			1,428	43	0
	10/2023		JPY	88,215			614	23	0
	10/2023	$		17,986		EUR	16,635	0	(398)
	11/2023			2,209		CAD	2,986	0	(10)
	01/2024			1,241		HUF	455,411	0	(25)
	03/2024		TWD	316	$		10	0	0
MYI	10/2023		AUD	2,964			1,901	0	(5)
	10/2023		CHF	67			73	0	0
	10/2023	$		433		AUD	670	0	(2)
	10/2023			326		JPY	48,000	0	(5)
	10/2023			29		MYR	137	0	0
	10/2023		ZAR	5,454	$		288	1	0
	11/2023		CHF	67			74	0	0
	11/2023	$		1,903		AUD	2,964	5	0
	11/2023			303		NOK	3,215	0	(3)
	11/2023		ZAR	792	$		42	0	0
	12/2023		CHF	403			450	6	0
	12/2023		TWD	8,248			262	5	0
	12/2023	$		200		CLP	182,760	4	0
	12/2023			200		COP	808,346	0	(6)
	12/2023			50		IDR	770,840	0	0
	12/2023			363		KRW	481,713	0	(5)
	02/2024		CNY	490	$		69	1	0
	02/2024	$		290		CNY	2,051	0	(5)
	03/2024		CNH	7,941	$		1,101	3	0
	03/2024	$		1,353		IDR	20,817,361	0	(11)
NGF	10/2023		JPY	804,783	$		5,414	29	0
	11/2023	$		5,414		JPY	800,972	0	(28)
	03/2024		TWD	10,977	$		349	4	0
RBC	12/2023		COP	304,888			73	0	0
SCX	10/2023		THB	44,378			1,229	9	0
	10/2023	$		68		NZD	115	1	0
	11/2023		CHF	459	$		504	1	0
	12/2023		TWD	6,996			222	4	0

34	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2023	$		497		INR	41,431	$0	$(1)
	03/2024		CNH	7,796	$		1,077	0	(1)
	03/2024		TWD	7,000			222	2	0
SOG	10/2023	$		100		TRY	2,793	0	0
	03/2024		TWD	3,376	$		107	1	0
SSB	10/2023		BRL	24			5	0	0
	10/2023	$		1,388		NOK	14,706	0	(13)
	11/2023			5		BRL	24	0	0
TOR	10/2023		JPY	494,740	$		3,370	60	0
	10/2023	$		1,379		GBP	1,135	6	0
	10/2023		ZAR	43,419	$		2,273	0	(17)
	11/2023		COP	6,067,262			1,464	0	(6)
	11/2023		GBP	1,135			1,379	0	(6)
	11/2023	$		898		JPY	133,254	0	(2)
	12/2023			298		INR	24,911	0	0
	03/2024		CNH	3,770	$		522	1	0
UAG	10/2023		AUD	1,044			670	0	(1)
	10/2023		JPY	48,527			334	9	0
	10/2023	$		2,145		AUD	3,338	4	(3)
	10/2023			79		CHF	69	0	(3)
	11/2023			671		AUD	1,044	1	0
	12/2023			87		KRW	114,876	0	(1)

Total Forward Foreign Currency Contracts								$1,527	$(1,625)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	03/18/2024	81,000	$92	$104

Total Purchased Options							$92	$104

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(315)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	459	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	459	(1)	(5)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943%	10/23/2023	328	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	328	(1)	(2)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	250	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	250	(1)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	567	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	567	(2)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,198	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,198	(4)	(23)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	269	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	269	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	570	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	570	(2)	(7)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	268	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	268	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	95	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	95	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	167	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	167	(1)	(5)

							$(29)	$(52)

Total Written Options							$(337)	$(367)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(47)	$36	$0	$(11)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,344	(531)	499	0	(32)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	185	0	(50)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	61	0	(20)

						$(894)	$781	$0	$(113)

36	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	3.000%	Quarterly	03/16/2027	MYR 5,950	$(26)	$(7)	$0	$(33)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	3,020	(3)	(8)	0	(11)
SCX	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	2,900	(15)	(1)	0	(16)

							$(44)	$(16)	$0	$(60)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	$100	$(1)	$(2)	$0	$(3)
	Pay	DWRTFT Index	851	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	9,187	0	44	44	0
JPM	Pay	DWRTFT Index	48	5.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	518	0	2	2	0
	Pay	S&P Homebuilders Select Industry Index	250	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	2,457	0	5	5	0
	Pay	NDUEACWF Index	14,752	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	5,156	0	19	19	0
MBC	Receive	NDUEEGF Index	8,718	5.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	4,314	0	(18)	0	(18)
	Receive	NDUEEGF Index	8,718	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	4,314	0	(18)	0	(18)
	Receive	NDUEEGF Index	8,718	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	4,315	0	(18)	0	(18)
MYI	Receive	NDUEEGF Index	8,718	5.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/08/2024	4,315	0	(21)	0	(21)
RBC	Pay	DWRTFT Index	114	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	1,231	0	3	3	0
SOG	Pay	DWRTFT Index	265	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/03/2024	3,077	0	229	229	0

								$(1)	$225	$302	$(78)

Total Swap Agreements								$(939)	$990	$302	$(251)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

Counterparty	Financial Derivative Assets				Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$6	$0	$0	$6	$0	$0	$0	$0	$6	$0	$6
BOA	377	0	0	377	(71)	0	(44)	(115)	262	(310)	(48)
BPS	140	104	44	288	(439)	(8)	(3)	(450)	(162)	(680)	(842)
BRC	504	0	0	504	(91)	(1)	0	(92)	412	(280)	132
BSH	0	0	0	0	(186)	0	0	(186)	(186)	249	63
CBK	9	0	0	9	(50)	(5)	0	(55)	(46)	281	235
DUB	15	0	0	15	(21)	0	0	(21)	(6)	0	(6)
FAR	115	0	0	115	(103)	(23)	0	(126)	(11)	0	(11)
GLM	110	0	0	110	(90)	(323)	0	(413)	(303)	0	(303)
GST	0	0	0	0	0	0	(43)	(43)	(43)	0	(43)
JPM	18	0	26	44	(17)	(7)	0	(24)	20	(360)	(340)
MBC	76	0	0	76	(433)	0	(54)	(487)	(411)	920	509
MYC	0	0	0	0	0	0	(50)	(50)	(50)	34	(16)
MYI	25	0	0	25	(42)	0	(21)	(63)	(38)	12	(26)
NGF	33	0	0	33	(28)	0	0	(28)	5	0	5
RBC	0	0	3	3	0	0	0	0	3	0	3
SCX	17	0	0	17	(2)	0	(16)	(18)	(1)	0	(1)
SOG	1	0	229	230	0	0	0	0	230	(270)	(40)
SSB	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
TOR	67	0	0	67	(31)	0	0	(31)	36	0	36
UAG	14	0	0	14	(8)	0	(20)	(28)	(14)	0	(14)

Total Over the Counter	$1,527	$104	$302	$1,933	$(1,625)	$(367)	$(251)	$(2,243)

(n)

Securities with an aggregate market value of $1,496 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

38	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$215	$0	$0	$215
Futures	9	0	262	0	249	520
Swap Agreements	0	1	0	0	189	190

	$9	$1	$477	$0	$438	$925

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,527	$0	$1,527
Purchased Options	0	0	0	0	104	104
Swap Agreements	0	0	302	0	0	302

	$0	$0	$302	$1,527	$104	$1,933

	$9	$1	$779	$1,527	$542	$2,858

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$95	$0	$5	$100
Futures	0	0	430	0	248	678
Swap Agreements	0	3	0	0	235	238

	$0	$3	$525	$0	$488	$1,016

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,625	$0	$1,625
Written Options	0	0	0	0	367	367
Swap Agreements	0	113	75	0	63	251

	$0	$113	$75	$1,625	$430	$2,243

	$0	$116	$600	$1,625	$918	$3,259

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$136	$0	$0	$136
Written Options	0	0	(36)	0	151	115
Futures	2	0	12,370	0	(605)	11,767
Swap Agreements	0	(31)	0	0	(560)	(591)

	$2	$(31)	$12,470	$0	$(1,014)	$11,427

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,832	$0	$2,832
Written Options	0	0	0	0	170	170
Swap Agreements	0	51	(373)	0	(2)	(324)

	$0	$51	$(373)	$2,832	$168	$2,678

	$2	$20	$12,097	$2,832	$(846)	$14,105

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(30)	$0	$0	$(30)
Written Options	0	0	179	0	(28)	151
Futures	74	0	(10,779)	0	(449)	(11,154)
Swap Agreements	0	15	0	0	1,418	1,433

	$74	$15	$(10,630)	$0	$941	$(9,600)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(481)	$0	$(481)
Purchased Options	0	0	0	0	12	12
Written Options	0	0	0	0	20	20
Swap Agreements	0	39	236	0	(5)	270

	$0	$39	$236	$(481)	$27	$(179)

	$74	$54	$(10,394)	$(481)	$968	$(9,779)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,261	$0	$2,261
Industrials	0	2,756	0	2,756
Utilities	0	1,933	0	1,933
Convertible Bonds & Notes
Industrials	0	533	0	533
U.S. Government Agencies	0	64,083	0	64,083
U.S. Treasury Obligations	0	17,027	0	17,027
Non-Agency Mortgage-Backed Securities	0	2,618	64	2,682
Asset-Backed Securities	0	26,475	0	26,475
Sovereign Issues	0	21,750	0	21,750
Common Stocks
Financials	4,016	0	0	4,016
Preferred Securities
Banking & Finance	0	451	0	451
Real Estate Investment Trusts
Real Estate	14,225	0	0	14,225
Short-Term Instruments
Repurchase Agreements	0	24,408	0	24,408
Argentina Treasury Bills	0	32	0	32
Japan Treasury Bills	0	30,083	0	30,083
U.S. Treasury Bills	0	1,707	0	1,707

	$18,241	$196,117	$64	$214,422

40	PIMCO GLOBAL CORE ASSET ALLOCATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Mutual Funds	$2,680	$0	$0	$2,680
Short-Term Instruments
Central Funds Used for Cash Management Purposes	81,950	0	0	81,950

	$84,630	$0	$0	$84,630

Total Investments	$102,871	$196,117	$64	$299,052

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,320)	$0	$(3,320)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	464	455	0	919
Over the counter	0	1,933	0	1,933

	$464	$2,388	$0	$2,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(658)	(358)	0	(1,016)
Over the counter	0	(2,243)	0	(2,243)

	$(658)	$(2,601)	$0	$(3,259)

Total Financial Derivative Instruments	$(194)	$(213)	$0	$(407)

Totals	$102,677	$192,584	$64	$295,325

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the PIMCO Global Core Asset Allocation Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund. The Fund may invest its assets in the Underlying PIMCO Funds, which, for the Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The Fund is further permitted to invest in Acquired Funds, which is defined to include the Underlying PIMCO Funds (as defined “Fund”) and other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds.

The Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14. Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation

42	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

September 30, 2023

(depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2023, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the

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Notes to Financial Statements (Cont.)

end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated

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composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Notes to Financial Statements (Cont.)

date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

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Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Notes to Financial Statements (Cont.)

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest its assets in Underlying PIMCO Funds and Acquired Funds, as previously defined and in the Fund’s prospectus. The Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Preferred and Capital Securities Fund	$2,591	$67	$0	$0	$22	$2,680	$67	$0

PIMCO Short Asset Portfolio	35,767	938	0	0	298	37,003	938	0

PIMCO Short-Term Floating NAV Portfolio III	46,504	55,344	(56,900)	1	(2)	44,947	1,344	0

Totals	$84,862	$56,349	$(56,900)	$1	$318	$84,630	$2,349	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Fund (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

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Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as

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Notes to Financial Statements (Cont.)

income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the

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market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will

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Notes to Financial Statements (Cont.)

segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of

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operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the

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Notes to Financial Statements (Cont.)

Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indexes  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

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(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements (Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids,

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together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

The following risks are principal risks of investing in the Fund.

Allocation Risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve

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their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Market Trading Risk is the risk that an active secondary trading market for shares of the Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Fund’s shares trade at prices other than the Fund’s net asset value.

The following are principal risks of investing in the Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

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Notes to Financial Statements (Cont.)

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease,

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pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements (Cont.)

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

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Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Tracking Error Risk  is the risk that the portfolio of the Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk  is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

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Notes to Financial Statements (Cont.)

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders

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may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and

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Notes to Financial Statements (Cont.)

transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	Class A	Class C

0.90%(1)(2)	0.05%	0.15%	0.25%	0.25%

(1)

PIMCO has contractually agreed, through July 31, 2024, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.

(2)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the PIMCO Cayman Commodity Fund II, Ltd. (the “GCAA Subsidiary”). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

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Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses , which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, there were no waivers.

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In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

(f) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the Fund, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Fund’s assets.

PIMCO has contractually agreed, through July 31, 2024, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund’s investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $10,412.

GCAA Subsidiary has entered into a separate contract with PIMCO for the management of the GCAA Subsidiary’s portfolio pursuant to which the GCAA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $71,152. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Notes to Financial Statements (Cont.)

indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$414,761	$369,852	$6,644	$18,461

†	A zero balance may reflect actual amounts rounding to less than one thousand.

74	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

September 30, 2023

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	173	$2,194	1,188	$14,811

I-2	170	2,140	86	1,076

Class A	112	1,402	331	4,058

Class C	24	278	30	371

Issued as reinvestment of distributions

Institutional Class	97	1,216	127	1,563

I-2	17	216	24	297

Class A	65	806	80	972

Class C	2	25	3	30

Cost of shares redeemed

Institutional Class	(572)	(7,250)	(2,748)	(33,854)

I-2	(182)	(2,282)	(570)	(7,052)

Class A	(710)	(8,831)	(1,535)	(18,710)

Class C	(129)	(1,545)	(236)	(2,807)

Net increase (decrease) resulting from Fund share transactions	(933)	$(11,631)	(3,220)	$(39,245)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, one shareholders owned 10% or more of the Fund’s total outstanding shares comprising 14% of the Fund.

14. BASIS FOR CONSOLIDATION

GCAA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned Commodity Subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the GCAA Subsidiary. The consolidated financial statements include the accounts of the Fund and the GCAA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the GCAA Subsidiary, comprising the entire issued share capital of the GCAA Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GCAA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GCAA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GCAA Subsidiary. The net assets of the GCAA Subsidiary as of period end represented 8.6% of the Fund’s consolidated net assets.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Notes to Financial Statements (Cont.)

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund, through the GCAA Subsidiary and/or the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

76	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

September 30, 2023

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Fund is treated as qualifying dividends; and (iii) that income inclusion by the Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$76,333	$20,771

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$305,762	$9,777	$(24,116)	$(14,339)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	JPS	J.P. Morgan Securities LLC
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A.- New York Branch	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
CDI	Natixis Singapore	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London
FAR	Wells Fargo Bank National Association	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GSC	Goldman Sachs & Co. LLC	TOR	The Toronto-Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNH	Chinese Renminbi (Offshore)	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	PEN	Peruvian New Sol
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange
CBOT	Chicago Board of Trade	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:
CAC	Cotation Assistée en Continu	MUTKCALM	Tokyo Overnight Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	NDUEACWF	MSCI ACWI Index Future
CMBX	Commercial Mortgage-Backed Index	NDUEEGF	iShares MSCI Emerging Markets ETF
CNREPOFIX	China Fixing Repo Rates 7-Day	OMX	Stockholm 30 Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	S&P 500	Standard & Poor’s 500 Index
DAX	Deutscher Aktien Index 30	SIBCSORA	Singapore Overnight Rate Average
DWRTFT	Dow Jones Wilshire REIT Total Return Index	SONIO	Sterling Overnight Interbank Average Rate
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	SPI 200	Australian Equity Futures Index
IBEX 35	Spanish Continuous Exchange Index	TOPIX	Tokyo Price Index
IBR	Indicador Bancario de Referencia

78	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	MIBOR	Mumbai Interbank Offered Rate
BBR	Bank Bill Rate	MSCI	Morgan Stanley Capital International
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	oz.	Ounce
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind
CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate
DAC	Designated Activity Company	REIT	Real Estate Investment Trust
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
JIBAR	Johannesburg Interbank Agreed Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
KORIBOR	Korea Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

80	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

82	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the

84	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

86	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

(Unaudited)

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

88	PIMCO GLOBAL CORE ASSET ALLOCATION FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Global Core Asset Allocation Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0630	$0.0000	$0.0000	$0.0630

September 2023	$0.0808	$0.0000	$0.0000	$0.0808

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0607	$0.0000	$0.0000	$0.0607

September 2023	$0.0777	$0.0000	$0.0000	$0.0777

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0528	$0.0000	$0.0000	$0.0528

September 2023	$0.0665	$0.0000	$0.0000	$0.0665

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0361	$0.0000	$0.0000	$0.0361

September 2023	$0.0429	$0.0000	$0.0000	$0.0429

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4001SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Bond Funds

PIMCO Dynamic Bond Fund

PIMCO Extended Duration Fund

PIMCO GNMA and Government Securities Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Opportunities Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

PIMCO Total Return ESG Fund

		Page

Market Insights		2

Important Information About the Funds		3

Expense Examples		20

Benchmark Descriptions		22

Financial Highlights		24

Statements of Assets and Liabilities		36

Statements of Operations		40

Statements of Changes in Net Assets		42

Statements of Cash Flows		45

Notes to Financial Statements		185

Glossary		216

Approval of Investment Advisory Contract and Other Agreements		217

Distribution Information		226

Fund	Fund Summary	Schedule of Investments

PIMCO Dynamic Bond Fund	7	46

PIMCO Extended Duration Fund	8	64

PIMCO GNMA and Government Securities Fund	9	71

PIMCO Long Duration Total Return Fund	10	80

PIMCO Long-Term U.S. Government Fund	11	95

PIMCO Low Duration Opportunities Fund	12	102

PIMCO Moderate Duration Fund	13	113

PIMCO Mortgage-Backed Securities Fund	14	124

PIMCO Mortgage Opportunities and Bond Fund	15	133

PIMCO Total Return Fund II	16	151

PIMCO Total Return Fund IV	17	159

PIMCO Total Return Fund V	18	167

PIMCO Total Return ESG Fund	19	173

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO BOND FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued

market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the

4	PIMCO BOND FUNDS

periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Dynamic Bond Fund	06/30/08	06/30/08	06/30/08	04/27/18	—	06/30/08	07/31/08	07/31/08	Diversified
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	Diversified
PIMCO GNMA and Government Securities Fund	07/31/97	07/31/97	04/30/08	01/31/19	—	11/30/00	05/31/01	—	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	09/08/17	01/05/18	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	—	—	01/20/97	01/20/97	—	Diversified
PIMCO Low Duration Opportunities Fund	01/30/09	01/30/09	09/10/09	—	—	01/30/09	01/30/09	—	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	Diversified
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/00	07/31/00	—	Diversified
PIMCO Mortgage Opportunities and Bond Fund	10/22/12	10/22/12	10/22/12	04/27/18	—	10/22/12	10/22/12	—	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	—	—	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	—	05/26/11	—	—	Diversified
PIMCO Total Return Fund V	05/01/23	05/01/23	—	—	—	—	—	—	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	07/29/22	04/11/97	02/03/20	02/03/20	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow a Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

(888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

On May 19, 2023, a supplement was filed to provide notification of changes to PIMCO Strategic Bond Fund that include (i) a name change to PIMCO Low Duration Opportunities Fund, (ii) a change to the non-fundamental investment guideline for average portfolio duration to normally vary from zero to three years, (iii) a primary benchmark change to the Bloomberg U.S. Aggregate 1-3 Year Index, and (iv) termination of the Fee Waiver Agreement with respect to the Fund. These changes were effective on July 31, 2023.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO BOND FUNDS

PIMCO Dynamic Bond Fund

Institutional Class - PFIUX	Class A - PUBAX
I-2 - PUCPX	Class C - PUBCX
I-3 - PFNUX	Class R - PUBRX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	32.8%

Asset-Backed Securities	17.5%

Corporate Bonds & Notes	17.2%

Short-Term Instruments‡	11.9%

U.S. Treasury Obligations	7.9%

Non-Agency Mortgage-Backed Securities	6.0%

Sovereign Issues	4.4%

Loan Participations and Assignments	1.1%

Other	1.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/08)
PIMCO Dynamic Bond Fund Institutional Class	1.31%	4.51%	1.20%	1.96%	3.13%
PIMCO Dynamic Bond Fund I-2	1.26%	4.41%	1.10%	1.86%	3.03%
PIMCO Dynamic Bond Fund I-3	1.23%	4.36%	1.06%	1.85%	3.05%
PIMCO Dynamic Bond Fund Class A	1.11%	4.10%	0.80%	1.55%	2.72%
PIMCO Dynamic Bond Fund Class A (adjusted)	(2.66)%	0.23%	0.03%	1.16%	2.46%
PIMCO Dynamic Bond Fund Class C	0.73%	3.32%	0.05%	0.79%	1.97%
PIMCO Dynamic Bond Fund Class C (adjusted)	(0.27)%	2.33%	0.05%	0.79%	1.97%
PIMCO Dynamic Bond Fund Class R	0.98%	3.84%	0.55%	1.30%	2.47%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.40%	1.17%
Lipper Absolute Return Bond Funds Average	0.28%	4.05%	1.45%	1.92%	3.36%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.84% for Institutional Class shares, 0.94% for I-2 shares, 1.03% for I-3 shares, 1.24% for Class A shares, 1.99% for Class C shares, and 1.49% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Dynamic Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to the U.S. cash rate contributed to performance, as the Secured Overnight Financing Rate index rose.

»	Long exposure to non-agency mortgage-backed securities (“MBS”) contributed to performance, as non-agency mortgage spreads tightened.

»	Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across the U.S. yield curve.

»	Long exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

»	Short exposure to Polish duration detracted from performance, as interest rates fell across the Polish sovereign yield curve.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO Extended Duration Fund

Institutional Class - PEDIX
I-2 - PEDPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	83.6%

U.S. Government Agencies	6.4%

Short-Term Instruments‡	4.5%

Asset-Backed Securities	2.9%

Non-Agency Mortgage-Backed Securities	2.5%

Sovereign Issues	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	(20.74)%	(16.79)%	(5.16)%	0.75%	4.05%
PIMCO Extended Duration Fund I-2	(20.78)%	(16.87)%	(5.25)%	0.65%	3.95%
FTSE STRIPS Index, 20+ Year Sub-Index	(21.44)%	(17.20)%	(5.33)%	0.80%	3.78%
Lipper Corporate Debt Funds BBB-Rated Funds Average	(3.59)%	2.75%	0.61%	1.88%	3.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 3.02% for Institutional Class shares, and 3.12% for I-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance due to underweight exposure to duration as U.S. Treasury yields rose across the curve.

»	Out of benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

»	Overweight exposure to, and security selection within, agency debentures contributed to performance, as spreads narrowed.

»	Select exposure to developed market currencies, including a short exposure to Japanese yen, detracted from performance, as the currency strengthened versus the dollar.

»	There were no other material detractors for this Fund.

8	PIMCO BOND FUNDS

PIMCO GNMA and Government Securities Fund

Institutional Class - PDMIX	Class A - PAGNX
I-2 - PPGNX	Class C - PCGNX
I-3 - PANNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	94.2%

Non-Agency Mortgage-Backed Securities	4.2%

Short-Term Instruments‡	1.2%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA and Government Securities Fund Institutional Class	(3.80)%	0.76%	(0.32)%	0.80%	4.13%
PIMCO GNMA and Government Securities Fund I-2	(3.84)%	0.66%	(0.41)%	0.70%	4.03%
PIMCO GNMA and Government Securities Fund I-3	(3.87)%	0.61%	(0.46)%	0.65%	3.98%
PIMCO GNMA and Government Securities Fund Class A	(3.99)%	0.36%	(0.71)%	0.40%	3.72%
PIMCO GNMA and Government Securities Fund Class A (adjusted)	(7.60)%	(3.38)%	(1.47)%	0.02%	3.56%
PIMCO GNMA and Government Securities Fund Class C	(4.34)%	(0.39)%	(1.45)%	(0.35)%	2.94%
PIMCO GNMA and Government Securities Fund Class C (adjusted)	(5.29)%	(1.35)%	(1.45)%	(0.35)%	2.94%
Bloomberg GNMA Index	(4.26)%	0.29%	(0.68)%	0.58%	3.64%
Lipper GNMA Funds Average	(3.93)%	(0.18)%	(0.85)%	0.16%	3.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.34% for Institutional Class shares, 1.44% for I-2 shares, 1.54% for I-3 shares, 1.74% for Class A shares, and 2.49% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO GNMA and Government Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association and of securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration, particularly to the intermediate portion of the U.S. yield curve contributed to performance, as interest rates increased.

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»	Exposure to senior collateralized loan obligations contributed to performance, as the asset class posted positive returns.

»	Exposure to conventional pass-through agency MBS detracted from performance, as spreads widened.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX	Class A - PLRAX
I-2 - PLRPX	Class C - PLRCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	48.7%

Corporate Bonds & Notes	27.9%

U.S. Government Agencies	11.6%

Asset-Backed Securities	3.8%

Non-Agency Mortgage-Backed Securities	2.7%

Sovereign Issues	2.1%

Short-Term Instruments‡	1.6%

Municipal Bonds & Notes	1.3%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	(10.22)%	(3.22)%	(0.90)%	2.38%	4.79%
PIMCO Long Duration Total Return Fund I-2	(10.27)%	(3.31)%	(0.99)%	2.28%	4.68%
PIMCO Long Duration Total Return Fund Class A	(10.39)%	(3.58)%	(1.28)%	1.98%	4.37%
PIMCO Long Duration Total Return Fund Class A (adjusted)	(13.72)%	(7.24)%	(2.04)%	1.59%	4.14%
PIMCO Long Duration Total Return Fund Class C	(10.73)%	(4.32)%	(2.02)%	1.21%	3.59%
PIMCO Long Duration Total Return Fund Class C (adjusted)	(11.61)%	(5.25)%	(2.02)%	1.21%	3.59%
Bloomberg Long-Term Government/Credit Index	(10.55)%	(2.93)%	(1.21)%	1.94%	4.03%
Lipper Corporate Debt Funds BBB-Rated Funds Average	(3.59)%	2.75%	0.61%	1.88%	3.51%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.73% for Institutional Class shares, 1.83% for I-2 shares, 2.13% for Class A shares, and 2.88% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance, as underweight exposure to duration benefited from U.S. Treasury yields rising across the curve.

»	Out-of-benchmark exposure to, and security selection within, below investment grade securities contributed to performance, as spreads narrowed.

»	Out-of-benchmark exposure to broad securitized strategies contributed to performance, as the strategy outperformed like-duration Treasuries.

»	Underweight exposure to, and security selection within, investment grade industrials detracted from performance, as spreads narrowed.

»	There were no other material detractors for this Fund.

10	PIMCO BOND FUNDS

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class A - PFGAX
I-2 - PLTPX	Class C - PFGCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	84.7%

U.S. Government Agencies	10.4%

Short-Term Instruments‡	2.1%

Non-Agency Mortgage-Backed Securities	2.0%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	(13.47)%	(8.53)%	(2.76)%	0.66%	6.34%
PIMCO Long-Term U.S. Government Fund I-2	(13.51)%	(8.62)%	(2.86)%	0.56%	6.25%
PIMCO Long-Term U.S. Government Fund Class A	(13.62)%	(8.85)%	(3.10)%	0.31%	5.95%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	(16.86)%	(12.27)%	(3.84)%	(0.07)%	5.80%
PIMCO Long-Term U.S. Government Fund Class C	(13.94)%	(9.53)%	(3.82)%	(0.43)%	5.17%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	(14.80)%	(10.42)%	(3.82)%	(0.43)%	5.17%
Bloomberg Long-Term Treasury Index	(13.86)%	(9.09)%	(2.78)%	0.75%	5.82%♦
Lipper General U.S. Government Funds Average	(5.78)%	(2.49)%	(0.86)%	0.14%	3.86%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 06/30/1991.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.045% for Institutional Class shares, 1.145% for I-2 shares, 1.395% for Class A shares, and 2.145% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, particularly underweight exposure to duration, as U.S. Treasury yields rose across the curve.

»	Out-of-benchmark exposure to securitized strategies modestly detracted from performance, as the strategy underperformed like-duration U.S. Treasuries.

»	There were no other material contributors or detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO Low Duration Opportunities Fund

Institutional Class - PUTIX	Class A - ATMAX
I-2 - PUTPX	Class C - ATMCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	28.6%

U.S. Government Agencies	28.1%

Corporate Bonds & Notes	19.2%

Asset-Backed Securities	18.7%

Sovereign Issues	2.7%

Non-Agency Mortgage-Backed Securities	2.0%

Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/30/09)
PIMCO Low Duration Opportunities Fund Institutional Class	1.09%	4.76%	1.36%	2.42%	2.63%
PIMCO Low Duration Opportunities Fund I-2	1.04%	4.65%	1.26%	2.31%	2.52%
PIMCO Low Duration Opportunities Fund Class A	0.89%	4.34%	0.96%	2.01%	2.22%
PIMCO Low Duration Opportunities Fund Class A (Adjusted)	(2.87)%	0.40%	0.20%	1.63%	1.96%
PIMCO Low Duration Opportunities Fund Class C	0.51%	3.57%	0.20%	1.25%	1.49%
PIMCO Low Duration Opportunities Fund Class C (Adjusted)	(0.49)%	2.57%	0.20%	1.25%	1.49%
Bloomberg U.S. Aggregate 1-3 Years Index	0.37%	2.80%	1.16%	1.01%	1.42%	♦
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.40%	1.10%
Lipper Short Investment Grade Debt Funds Average	1.08%	3.98%	1.35%	1.27%	2.16%	♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Effective July 31, 2023, the Fund’s broad-based securities market index is the Bloomberg U.S. Aggregate 1-3 Year Index. The Bloomberg U.S. Aggregate 1-3 Year Index is an unmanaged index of publicly issued investment grade corporate, US Treasury and government agency securities with remaining maturities of one to three years. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies as of July 31, 2023. From July 1, 2022 to July 31, 2023, the Fund’s broad-based securities market index was the ICE BofA SOFR Overnight Rate Index.

♦ Average annual total return since 01/31/2009.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund share Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.57% for Institutional Class shares, 0.67% for I-2 shares, 0.97% for Class A shares, and 1.72% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Low Duration Opportunities Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to the U.S. cash rate contributed to performance, as the ICE BofA SOFR Overnight Rate Index rose.

»	Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

»	Long exposure to securitized credit, particularly collateralized debt obligations and collateralized loan obligations, contributed to performance, as spreads rallied.

»	Long exposure to United States duration detracted from performance, as interest rates rose across the U.S. yield curve.

»	Long exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

»	Short exposure to Polish duration detracted from performance, as interest rates fell along the Polish sovereign yield curve.

12	PIMCO BOND FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
I-2 - PMOPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	35.3%

Corporate Bonds & Notes	16.9%

U.S. Government Agencies	16.8%

Asset-Backed Securities	13.1%

U.S. Treasury Obligations	9.2%

Non-Agency Mortgage-Backed Securities	6.8%

Sovereign Issues	1.6%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	(1.34)%	2.40%	1.17%	1.48%	4.45%
PIMCO Moderate Duration Fund I-2	(1.39)%	2.30%	1.07%	1.38%	4.35%
Bloomberg Intermediate Government/Credit Index	(1.64)%	2.20%	1.02%	1.27%	3.83%
Lipper Short-Intermediate Investment Grade Debt Funds Average	(0.11)%	3.11%	1.09%	1.11%	3.55%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.49% for Institutional Class shares, and 0.59% for I-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in securitized credit, particularly non-agency mortgage-backed securities (“MBS”), contributed to relative performance, as spreads tightened.

»	Short exposure to duration in Japan contributed to relative performance, as Japanese yields rose.

»	Underweight exposure to duration in the U.S. contributed to relative performance, as U.S. yields rose.

»	Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class A - PMRAX
I-2 - PMRPX	Class C - PMRCX
I-3 - PSANX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	86.4%

Non-Agency Mortgage-Backed Securities	6.7%

Short-Term Instruments‡	3.9%

Asset-Backed Securities	2.9%

Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	(3.12)%	0.84%	(0.27)%	1.30%	4.37%
PIMCO Mortgage-Backed Securities Fund I-2	(3.16)%	0.74%	(0.37)%	1.19%	4.27%
PIMCO Mortgage-Backed Securities Fund I-3	(3.19)%	0.69%	(0.42)%	1.14%	4.21%
PIMCO Mortgage-Backed Securities Fund Class A	(3.31)%	0.44%	(0.67)%	0.89%	3.95%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	(6.89)%	(3.28)%	(1.43)%	0.51%	3.80%
PIMCO Mortgage-Backed Securities Fund Class C	(3.67)%	(0.30)%	(1.41)%	0.14%	3.18%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	(4.61)%	(1.25)%	(1.41)%	0.14%	3.18%
Bloomberg U.S. MBS Fixed-Rate Index	(4.67)%	(0.17)%	(0.77)%	0.62%	3.65%
Lipper U.S. Mortgage Funds Average	(3.15)%	0.09%	(0.55)%	0.54%	3.17%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.12% for Institutional Class shares, 1.22% for I-2 shares, 1.32% for I-3 shares, 1.52% for Class A shares, and 2.27% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration, particularly to the intermediate portion of the U.S. yield curve, contributed to performance, as interest rates increased.

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»	Underweight exposure to Government National Mortgage Association MBS contributed to performance, as the asset class posted negative returns.

»	Exposure to the structured agency MBS sector detracted from performance, as the sector posted negative returns.

»	There were no other material detractors for the Fund.

14	PIMCO BOND FUNDS

PIMCO Mortgage Opportunities and Bond Fund

Institutional Class - PMZIX	Class A - PMZAX
I-2 - PMZPX	Class C - PMZCX
I-3 - PMZNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	68.6%

Non-Agency Mortgage-Backed Securities	17.2%

Asset-Backed Securities	12.8%

Short-Term Instruments‡	0.9%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities and Bond Fund Institutional Class	0.76%	3.80%	1.60%	2.88%	3.80%
PIMCO Mortgage Opportunities and Bond Fund I-2	0.71%	3.70%	1.49%	2.78%	3.69%
PIMCO Mortgage Opportunities and Bond Fund I-3	0.68%	3.65%	1.45%	2.73%	3.64%
PIMCO Mortgage Opportunities and Bond Fund Class A	0.56%	3.39%	1.19%	2.47%	3.38%
PIMCO Mortgage Opportunities and Bond Fund Class A (adjusted)	(3.24)%	(0.53)%	0.41%	2.08%	3.02%
PIMCO Mortgage Opportunities and Bond Fund Class C	0.18%	2.62%	0.43%	1.71%	2.61%
PIMCO Mortgage Opportunities and Bond Fund Class C (adjusted)	(0.80)%	1.66%	0.43%	1.71%	2.61%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.40%	1.30%
Lipper Absolute Return Bond Funds Average	0.28%	4.05%	1.45%	1.92%	1.92%	♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

♦ Average annual total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.35% for Institutional Class shares, 1.45% for I-2 shares, 1.55% for I-3 shares, 1.75% for Class A shares, and 2.50% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Mortgage Opportunities and Bond Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, and of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»	Exposure to senior collateralized loan obligations contributed to performance, as the asset class posted positive returns.

»	Exposure to asset-backed securities contributed to performance, as the asset class posted positive returns.

»	Positive duration exposure, particularly to the intermediate portion of the U.S. yield curve, detracted from performance, as rates increased.

»	Exposure to pass-through agency MBS detracted from performance, as spreads widened.

»	Exposure to non-agency commercial MBS detracted from performance, as the asset class posted negative returns.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

PIMCO Total Return Fund II

Institutional Class - PMBIX
I-2 - PMTPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	43.3%

Corporate Bonds & Notes	15.8%

U.S. Treasury Obligations	15.2%

Non-Agency Mortgage-Backed Securities	11.1%

Short-Term Instruments‡	8.9%

Asset-Backed Securities	4.9%

Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	(3.49)%	1.08%	0.11%	1.12%	5.01%
PIMCO Total Return Fund II I-2	(3.54)%	0.98%	0.01%	1.02%	4.91%
Bloomberg U.S. Aggregate Index	(4.05)%	0.64%	0.10%	1.13%	4.49%
Lipper Core Plus Bond Funds Average	(3.78)%	1.09%	0.32%	1.28%	4.95%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.52% for Institutional Class shares, and 0.62% for I-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in the U.S. contributed to relative performance, as U.S. yields rose.

»	Positions in securitized credit, particularly non-agency mortgage-backed securities (“MBS”), contributed to relative performance, as spreads tightened.

»	Underweight exposure to investment-grade corporate credit detracted from relative performance, as spreads tightened.

»	Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

16	PIMCO BOND FUNDS

PIMCO Total Return Fund IV

Institutional Class - PTUIX
Class A - PTUZX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	44.6%

Corporate Bonds & Notes	25.5%

Non-Agency Mortgage-Backed Securities	11.4%

U.S. Treasury Obligations	10.1%

Short-Term Instruments‡	3.5%

Asset-Backed Securities	2.7%

Municipal Bonds & Notes	1.1%

Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	(3.48)%	1.54%	0.27%	1.08%	1.96%
PIMCO Total Return Fund IV Class A	(3.65)%	1.19%	(0.08)%	0.73%	1.61%
PIMCO Total Return Fund IV Class A (adjusted)	(7.27)%	(2.62)%	(0.83)%	0.34%	1.30%
Bloomberg U.S. Aggregate Index	(4.05)%	0.64%	0.10%	1.13%	1.47%
Lipper Core Plus Bond Funds Average	(3.78)%	1.09%	0.32%	1.28%	1.70%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.52% for Institutional Class shares, and 0.87% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in securitized credit, particularly non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

»	Short exposure to duration in Japan contributed to relative performance, as Japanese yields rose.

»	Selection within investment-grade corporate credit, particularly senior financials, contributed to relative performance, as spreads tightened.

»	Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Long exposure to duration in the dollar bloc, particularly duration in Canada at the front end of the yield curve, detracted from relative performance, as Canadian yields rose.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

PIMCO Total Return Fund V

Institutional Class - PPEIX

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments	51.0%

U.S. Government Agencies	34.6%

U.S. Treasury Obligations	7.6%

Corporate Bonds & Notes	5.8%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

A line graph is not included since the Fund has less than six months of performance.

Average Annual Total Return for the period ended September 30, 2023

	Fund Inception (05/01/23)*
PIMCO Total Return Fund V Institutional Class	(4.14)%
Bloomberg U.S. Aggregate Index	(3.70)%
Lipper Core Plus Bond Funds Average	(10.05)%	♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2023.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), was 0.55% for Institutional Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Total Return Fund V seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, operation of gambling casinos, oil industry, including extraction, production, and refining, or production or distribution of coal and coal fired generation. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be engaged principally in an activity if it derives more than 10% of its gross revenues from such activities. In addition, the Fund will not invest in the securities of any non-governmental issuer known to derive gross revenue from the production, direction or publication of adult entertainment materials, as well as those known to be directly engaged in the business of distributing and retailing such materials, provide abortions or manufacture abortifacients (and entities that own or are owned thereby), manufacture products intended for contraception, engage in certain types of stem cell research (including the use of embryonic or fetal stem cells to develop products), or produce and/or retail cannabis for recreational use, each of the foregoing generally as determined by a third-party data provider and reported to PIMCO.

The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in labeled green, sustainability, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate (often referred to as “green bonds”), environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that a bond will or has been used to fund projects that include eligible benefits or, in the case of sustainability-linked bonds, that the bond includes sustainability-linked covenants.

Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to duration in Japan contributed to relative performance, as Japanese yields rose.

»	Long exposure to U.S. Treasury Inflation-Protected Securities contributed to relative performance, as breakeven inflation rose.

»	Long exposure to high-yield corporate credit contributed to relative performance, as spreads tightened.

»	Underweight exposure to investment-grade corporate credit detracted from relative performance, as spreads tightened.

»	Curve positioning in the U.S., particularly overweight exposure to the intermediate section of the yield curve in June, detracted from relative performance, as U.S. yields rose.

»	Modest exposure to select developed market currencies, particularly the Japanese yen and Australian dollar, detracted from relative performance, as these currencies depreciated relative to the U.S. dollar.

18	PIMCO BOND FUNDS

PIMCO Total Return ESG Fund

Institutional Class - PTSAX	Administrative Class - PRFAX
I-2 - PRAPX	Class A - PTGAX
I-3 - PTRSX	Class C - PTGCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	40.0%

Corporate Bonds & Notes	27.1%

U.S. Treasury Obligations	12.9%

Non-Agency Mortgage-Backed Securities	6.2%

Short-Term Instruments	5.0%

Asset-Backed Securities	4.5%

Sovereign Issues	3.9%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return ESG Fund Institutional Class	(3.82)%	0.55%	(0.25)%	0.93%	5.42%
PIMCO Total Return ESG Fund I-2	(3.86)%	0.45%	(0.35)%	0.83%	5.32%
PIMCO Total Return ESG Fund I-3	(3.89)%	0.40%	(0.39)%	0.78%	5.26%
PIMCO Total Return ESG Fund Administrative Class	(3.94)%	0.30%	(0.50)%	0.68%	5.15%
PIMCO Total Return ESG Fund Class A	(4.01)%	0.15%	(0.64)%	0.53%	5.00%
PIMCO Total Return ESG Fund Class A (adjusted)	(6.21)%	(2.05)%	(1.09)%	0.30%	4.93%
PIMCO Total Return ESG Fund Class C	(4.37)%	(0.60)%	(1.38)%	(0.22)%	4.22%
PIMCO Total Return ESG Fund Class C (adjusted)	(5.32)%	(1.56)%	(1.38)%	(0.22)%	4.22%
Bloomberg U.S. Aggregate Index	(4.05)%	0.64%	0.10%	1.13%	4.74%
Lipper Core Plus Bond Funds Average	(3.78)%	1.09%	0.32%	1.28%	5.24%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.61% for Institutional Class shares, 0.71% for I-2 shares, 0.81% for I-3 shares, 0.86% for Administrative Class shares, 1.01% for Class A shares, and 1.76% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Total Return ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental, sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Tactical U.S. duration curve positioning, including underweight exposure to the front end of the curve, contributed to relative performance, as U.S. yields rose.
»	Short exposure to duration in Japan contributed to relative performance, as Japanese yields rose.
»	Long exposure to select emerging markets external debt securities contributed to relative performance, as spreads tightened.
»	Positions in securitized credit, particularly asset-backed securities, contributed to relative performance, as spreads tightened.
»	Modest exposure to select developed market currencies, particularly the Japanese yen and Australian dollar, detracted from relative performance, as these currencies depreciated relative to the U.S. dollar.
»	Long exposure to duration in the dollar bloc, particularly duration in Canada at the front end of the yield curve, detracted from relative performance, as Canadian yields rose.
»	Overweight exposure to agency mortgage-backed securities detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Dynamic Bond Fund
Institutional Class	$1,000.00	$1,013.10	$4.37	$1,000.00	$1,020.59	$4.38	0.87%
I-2	1,000.00	1,012.60	4.87	1,000.00	1,020.09	4.89	0.97
I-3	1,000.00	1,012.30	5.12	1,000.00	1,019.85	5.14	1.02
Class A	1,000.00	1,011.10	6.37	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	1,007.30	10.11	1,000.00	1,014.86	10.15	2.02
Class R	1,000.00	1,009.80	7.62	1,000.00	1,017.35	7.64	1.52

PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$792.60	$24.85	$1,000.00	$997.21	$27.69	5.56%
I-2	1,000.00	792.20	25.29	1,000.00	996.71	28.18	5.66

PIMCO GNMA and Government Securities Fund
Institutional Class	$1,000.00	$962.00	$5.09	$1,000.00	$1,019.75	$5.24	1.04%
I-2	1,000.00	961.60	5.58	1,000.00	1,019.25	5.74	1.14
I-3	1,000.00	961.30	5.82	1,000.00	1,019.00	5.99	1.19
Class A	1,000.00	960.10	7.04	1,000.00	1,017.75	7.24	1.44
Class C	1,000.00	956.60	10.68	1,000.00	1,014.01	11.00	2.19

20	PIMCO BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$897.80	$12.25	$1,000.00	$1,012.02	$12.99	2.59%
I-2	1,000.00	897.30	13.15	1,000.00	1,011.07	13.94	2.78
Class A	1,000.00	896.10	14.13	1,000.00	1,010.02	14.98	2.99
Class C	1,000.00	892.70	17.98	1,000.00	1,005.93	19.05	3.81

PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$865.30	$7.32	$1,000.00	$1,017.08	$7.92	1.575%
I-2	1,000.00	864.90	7.79	1,000.00	1,016.58	8.42	1.675
Class A	1,000.00	863.80	8.95	1,000.00	1,015.33	9.67	1.925
Class C	1,000.00	860.60	12.41	1,000.00	1,011.59	13.42	2.675

PIMCO Low Duration Opportunities Fund
Institutional Class	$1,000.00	$1,010.90	$2.76	$1,000.00	$1,022.19	$2.77	0.55%
I-2	1,000.00	1,010.40	3.26	1,000.00	1,021.69	3.28	0.65
Class A	1,000.00	1,008.90	4.76	1,000.00	1,020.19	4.78	0.95
Class C	1,000.00	1,005.10	8.50	1,000.00	1,016.45	8.55	1.70

PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$986.60	$2.43	$1,000.00	$1,022.49	$2.47	0.49%
I-2	1,000.00	986.10	2.92	1,000.00	1,021.99	2.97	0.59

PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$968.80	$5.94	$1,000.00	$1,018.90	$6.09	1.21%
I-2	1,000.00	968.40	6.43	1,000.00	1,018.40	6.59	1.31
I-3	1,000.00	968.10	7.16	1,000.00	1,017.65	7.34	1.46
Class A	1,000.00	966.90	7.90	1,000.00	1,016.90	8.10	1.61
Class C	1,000.00	963.30	11.55	1,000.00	1,013.16	11.85	2.36

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class	$1,000.00	$1,007.60	$11.06	$1,000.00	$1,013.91	$11.10	2.21%
I-2	1,000.00	1,007.10	11.56	1,000.00	1,013.41	11.60	2.31
I-3	1,000.00	1,006.80	11.81	1,000.00	1,013.16	11.85	2.36
Class A	1,000.00	1,005.60	13.05	1,000.00	1,011.92	13.09	2.61
Class C	1,000.00	1,001.80	16.77	1,000.00	1,008.18	16.82	3.36

PIMCO Total Return Fund II
Institutional Class	$1,000.00	$965.10	$2.69	$1,000.00	$1,022.19	$2.77	0.55%
I-2	1,000.00	964.60	3.18	1,000.00	1,021.69	3.28	0.65

PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$965.20	$3.67	$1,000.00	$1,021.19	$3.78	0.75%
Class A	1,000.00	963.50	5.38	1,000.00	1,019.45	5.54	1.10

PIMCO Total Return Fund V(a)
Institutional Class	$1,000.00	$958.60	$2.18	$1,000.00	$1,022.29	$2.67	0.53%

PIMCO Total Return ESG Fund
Institutional Class	$1,000.00	$961.80	$2.84	$1,000.00	$1,022.04	$2.92	0.58%
I-2	1,000.00	961.40	3.33	1,000.00	1,021.54	3.43	0.68
I-3	1,000.00	961.10	3.57	1,000.00	1,021.29	3.68	0.73
Administrative Class	1,000.00	960.60	4.06	1,000.00	1,020.79	4.18	0.83
Class A	1,000.00	959.90	4.79	1,000.00	1,020.04	4.94	0.98
Class C	1,000.00	956.30	8.44	1,000.00	1,016.31	8.70	1.73

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 05/01/23 for Actual expense. Expenses paid in the Actual expense section are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 153/365 for the PIMCO Total Return Fund V (to reflect the period since the inception date of 05/01/23). Hypothetical expenses reflect an amount as if the fund had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Benchmark Descriptions

Index*	Benchmark Description

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg GNMA Index	Bloomberg GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Bloomberg Intermediate Government/Credit Index	Bloomberg Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Long-Term Government/Credit Index	Bloomberg Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more.

Bloomberg Long-Term Treasury Index	Bloomberg Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years.

Bloomberg U.S. Aggregate 1-3 Years Index	Bloomberg U.S. Aggregate 1-3 Years Index represents securities that are SEC-registered, taxable, and dollar denominated with a maturity between one and three years. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping individual fixed rate MBS pools into generic aggregates.

FTSE STRIPS Index, 20+ Year Sub-Index	FTSE STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month- end. The included STRIPS are derived only from bonds in the FTSE U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity.

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

* It is not possible to invest directly in an unmanaged index.

22	PIMCO BOND FUNDS

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SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.56	$0.25	$(0.13)	$0.12	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2023	10.26	0.36	(0.62)	(0.26)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.84	0.35	(0.73)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2021	9.99	0.41	0.79	1.20	(0.35)	0.00	0.00	(0.35)

03/31/2020	10.81	0.41	(0.69)	(0.28)	(0.54)	0.00	0.00	(0.54)

03/31/2019	10.81	0.46	(0.08)	0.38	(0.38)	0.00	0.00	(0.38)
I-2

04/01/2023 - 09/30/2023+	9.56	0.25	(0.13)	0.12	(0.15)	0.00	0.00	(0.15)

03/31/2023	10.26	0.35	(0.62)	(0.27)	(0.43)	0.00	0.00	(0.43)

03/31/2022	10.84	0.34	(0.73)	(0.39)	(0.19)	0.00	0.00	(0.19)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

03/31/2020	10.81	0.40	(0.69)	(0.29)	(0.53)	0.00	0.00	(0.53)

03/31/2019	10.81	0.45	(0.08)	0.37	(0.37)	0.00	0.00	(0.37)
I-3

04/01/2023 - 09/30/2023+	9.56	0.25	(0.13)	0.12	(0.15)	0.00	0.00	(0.15)

03/31/2023	10.26	0.34	(0.62)	(0.28)	(0.42)	0.00	0.00	(0.42)

03/31/2022	10.84	0.33	(0.73)	(0.40)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

03/31/2020	10.81	0.39	(0.69)	(0.30)	(0.52)	0.00	0.00	(0.52)

04/27/2018-03/31/2019	10.77	0.39	(0.01)	0.38	(0.34)	0.00	0.00	(0.34)
Class A

04/01/2023 - 09/30/2023+	9.56	0.24	(0.13)	0.11	(0.14)	0.00	0.00	(0.14)

03/31/2023	10.26	0.32	(0.62)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2022	10.84	0.31	(0.74)	(0.43)	(0.15)	0.00	0.00	(0.15)

03/31/2021	9.99	0.37	0.79	1.16	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.81	0.36	(0.68)	(0.32)	(0.50)	0.00	0.00	(0.50)

03/31/2019	10.81	0.42	(0.08)	0.34	(0.34)	0.00	0.00	(0.34)
Class C

04/01/2023 - 09/30/2023+	9.56	0.20	(0.13)	0.07	(0.10)	0.00	0.00	(0.10)

03/31/2023	10.26	0.25	(0.63)	(0.38)	(0.32)	0.00	0.00	(0.32)

03/31/2022	10.84	0.24	(0.75)	(0.51)	(0.07)	0.00	0.00	(0.07)

03/31/2021	9.99	0.28	0.80	1.08	(0.23)	0.00	0.00	(0.23)

03/31/2020	10.81	0.29	(0.69)	(0.40)	(0.42)	0.00	0.00	(0.42)

03/31/2019	10.81	0.34	(0.08)	0.26	(0.26)	0.00	0.00	(0.26)
Class R

04/01/2023 - 09/30/2023+	9.56	0.22	(0.13)	0.09	(0.12)	0.00	0.00	(0.12)

03/31/2023	10.26	0.30	(0.63)	(0.33)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.84	0.28	(0.73)	(0.45)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.99	0.34	0.79	1.13	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.81	0.34	(0.69)	(0.35)	(0.47)	0.00	0.00	(0.47)

03/31/2019	10.81	0.40	(0.09)	0.31	(0.31)	0.00	0.00	(0.31)

PIMCO Extended Duration Fund
Institutional Class

04/01/2023 - 09/30/2023+	$16.43	$0.14	$(3.53)	$(3.39)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2023~	22.56	0.52	(6.12)	(5.60)	(0.53)	0.00	0.00	(0.53)

03/31/2022~	28.48	0.84	0.36	1.20	(0.72)	(6.40)	0.00	(7.12)

03/31/2021~	44.36	1.12	(9.20)	(8.08)	(1.24)	(6.56)	0.00	(7.80)

03/31/2020~	31.32	0.84	13.04	13.88	(0.80)	0.00	(0.04)	(0.84)

03/31/2019~	30.32	0.80	1.32	2.12	(0.76)	(0.32)	(0.04)	(1.12)
I-2

04/01/2023 - 09/30/2023+	16.43	0.13	(3.52)	(3.39)	(0.14)	0.00	0.00	(0.14)

03/31/2023~	22.56	0.47	(6.09)	(5.62)	(0.51)	0.00	0.00	(0.51)

03/31/2022~	28.48	0.80	0.36	1.16	(0.68)	(6.40)	0.00	(7.08)

03/31/2021~	44.36	1.16	(9.28)	(8.12)	(1.20)	(6.56)	0.00	(7.76)

03/31/2020~	31.32	0.80	13.04	13.84	(0.76)	0.00	(0.04)	(0.80)

03/31/2019~	30.32	0.76	1.32	2.08	(0.72)	(0.32)	(0.04)	(1.08)

24	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.53	1.31%	$1,860,918	0.87	%*	0.88	%*	0.79	%*	0.80	%*	5.34	%*	191%

9.56	(2.53)	1,982,406	0.84		0.84		0.81		0.81		3.64		174

10.26	(3.59)	3,128,636	0.81		0.81		0.81		0.81		3.25		145

10.84	12.14	3,247,810	0.83		0.83		0.81		0.81		3.87		431

9.99	(2.81)	2,767,966	0.85		0.85		0.81		0.81		3.79		433

10.81	3.59	3,019,494	1.00		1.01		0.80		0.81		4.33		307

9.53	1.26	200,587	0.97	*	0.98	*	0.89	*	0.90	*	5.22	*	191

9.56	(2.63)	237,252	0.94		0.94		0.91		0.91		3.57		174

10.26	(3.68)	330,748	0.91		0.91		0.91		0.91		3.17		145

10.84	12.03	324,410	0.93		0.93		0.91		0.91		3.77		431

9.99	(2.91)	314,077	0.95		0.95		0.91		0.91		3.69		433

10.81	3.49	451,788	1.10		1.11		0.90		0.91		4.20		307

9.53	1.23	2,302	1.02	*	1.08	*	0.94	*	1.00	*	5.18	*	191

9.56	(2.68)	2,635	0.98		1.03		0.95		1.00		3.44		174

10.26	(3.73)	9,557	0.96		1.01		0.96		1.01		3.08		145

10.84	11.98	6,803	0.98		1.03		0.96		1.01		3.78		431

9.99	(2.96)	3,615	1.00		1.05		0.96		1.01		3.65		433

10.81	3.57	3,807	1.15	*	1.21	*	0.95	*	1.01	*	3.97	*	307

9.53	1.11	155,063	1.27	*	1.28	*	1.19	*	1.20	*	4.94	*	191

9.56	(2.92)	169,276	1.24		1.24		1.21		1.21		3.28		174

10.26	(3.97)	222,905	1.21		1.21		1.21		1.21		2.93		145

10.84	11.70	260,754	1.23		1.23		1.21		1.21		3.48		431

9.99	(3.20)	211,965	1.25		1.25		1.21		1.21		3.40		433

10.81	3.18	252,532	1.40		1.41		1.20		1.21		3.95		307

9.53	0.73	9,628	2.02	*	2.03	*	1.94	*	1.95	*	4.18	*	191

9.56	(3.65)	12,832	1.99		1.99		1.96		1.96		2.51		174

10.26	(4.69)	19,276	1.96		1.96		1.96		1.96		2.26		145

10.84	10.86	29,487	1.98		1.98		1.96		1.96		2.67		431

9.99	(3.93)	76,545	2.00		2.00		1.96		1.96		2.69		433

10.81	2.41	148,113	2.15		2.16		1.95		1.96		3.21		307

9.53	0.98	4,874	1.52	*	1.53	*	1.44	*	1.45	*	4.69	*	191

9.56	(3.17)	5,041	1.49		1.49		1.46		1.46		3.06		174

10.26	(4.21)	5,510	1.46		1.46		1.46		1.46		2.64		145

10.84	11.42	5,928	1.48		1.48		1.46		1.46		3.21		431

9.99	(3.44)	4,979	1.50		1.50		1.46		1.46		3.15		433

10.81	2.92	6,710	1.65		1.66		1.45		1.46		3.69		307

$12.90	(20.74)%	$516,279	5.56	%*	5.56	%*	0.50	%*	0.50	%*	1.84	%*	63%

16.43	(24.87)	604,478	2.99		2.99		0.50		0.50		3.01		119

22.56	1.18	695,468	0.54		0.54		0.50		0.50		2.84		73

28.48	(21.28)	1,052,474	0.63		0.63		0.50		0.50		2.81		220

44.36	44.99	1,387,952	1.71		1.71		0.50		0.50		2.39		179

31.32	7.35	1,179,560	1.17		1.17		0.50		0.50		2.73		150

12.90	(20.78)	41,091	5.66	*	5.66	*	0.60	*	0.60	*	1.74	*	63

16.43	(24.95)	43,525	3.42	(f)	3.42	(f)	0.60	(f)	0.60	(f)	2.80		119

22.56	1.08	36,796	0.64		0.64		0.60		0.60		2.80		73

28.48	(21.35)	26,264	0.73		0.73		0.60		0.60		2.83		220

44.36	44.85	45,892	1.81		1.81		0.60		0.60		2.29		179

31.32	7.25	73,261	1.27		1.27		0.60		0.60		2.59		150

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO GNMA and Government Securities Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.45	$0.16	$(0.51)	$(0.35)	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	10.56	0.22	(0.84)	(0.62)	(0.48)	0.00	(0.01)	(0.49)

03/31/2022	11.36	0.10	(0.64)	(0.54)	(0.26)	0.00	0.00	(0.26)

03/31/2021	11.31	0.12	0.17	0.29	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.94	0.29	0.45	0.74	(0.37)	0.00	0.00	(0.37)

03/31/2019	10.80	0.28	0.21	0.49	(0.35)	0.00	0.00	(0.35)
I-2

04/01/2023 - 09/30/2023+	9.45	0.15	(0.51)	(0.36)	(0.18)	0.00	0.00	(0.18)

03/31/2023	10.56	0.21	(0.84)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.08	(0.63)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.17	0.28	(0.23)	0.00	0.00	(0.23)

03/31/2020	10.94	0.27	0.46	0.73	(0.36)	0.00	0.00	(0.36)

03/31/2019	10.80	0.27	0.21	0.48	(0.34)	0.00	0.00	(0.34)
I-3

04/01/2023 - 09/30/2023+	9.45	0.15	(0.51)	(0.36)	(0.18)	0.00	0.00	(0.18)

03/31/2023	10.56	0.24	(0.87)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.10	(0.65)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.16	0.27	(0.22)	0.00	0.00	(0.22)

03/31/2020	10.94	0.28	0.45	0.73	(0.36)	0.00	0.00	(0.36)

01/31/2019 - 03/31/2019	10.85	0.05	0.10	0.15	(0.06)	0.00	0.00	(0.06)
Class A

04/01/2023 - 09/30/2023+	9.45	0.14	(0.51)	(0.37)	(0.17)	0.00	0.00	(0.17)

03/31/2023	10.56	0.18	(0.84)	(0.66)	(0.44)	0.00	(0.01)	(0.45)

03/31/2022	11.36	0.05	(0.63)	(0.58)	(0.22)	0.00	0.00	(0.22)

03/31/2021	11.31	0.08	0.16	0.24	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.94	0.24	0.46	0.70	(0.33)	0.00	0.00	(0.33)

03/31/2019	10.80	0.24	0.20	0.44	(0.30)	0.00	0.00	(0.30)
Class C

04/01/2023 - 09/30/2023+	9.45	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

03/31/2023	10.56	0.11	(0.84)	(0.73)	(0.37)	0.00	(0.01)	(0.38)

03/31/2022	11.36	(0.03)	(0.64)	(0.67)	(0.13)	0.00	0.00	(0.13)

03/31/2021	11.31	0.00	0.16	0.16	(0.11)	0.00	0.00	(0.11)

03/31/2020	10.94	0.16	0.45	0.61	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.80	0.15	0.21	0.36	(0.22)	0.00	0.00	(0.22)

PIMCO Long Duration Total Return Fund
Institutional Class

04/01/2023 - 09/30/2023+	$7.51	$0.12	$(0.88)	$(0.76)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	9.11	0.29	(1.60)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.38	(0.52)	(0.14)	(0.36)	(0.30)	0.00	(0.66)

03/31/2021	11.16	0.44	(0.22)	0.22	(0.42)	(1.05)	0.00	(1.47)

03/31/2020	10.62	0.40	1.36	1.76	(0.39)	(0.83)	0.00	(1.22)

03/31/2019	10.56	0.40	0.17	0.57	(0.39)	(0.12)	0.00	(0.51)
I-2

04/01/2023 - 09/30/2023+	7.51	0.12	(0.88)	(0.76)	(0.13)	0.00	0.00	(0.13)

03/31/2023	9.11	0.28	(1.59)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.37	(0.52)	(0.15)	(0.35)	(0.30)	0.00	(0.65)

03/31/2021	11.16	0.43	(0.22)	0.21	(0.41)	(1.05)	0.00	(1.46)

03/31/2020	10.62	0.38	1.37	1.75	(0.38)	(0.83)	0.00	(1.21)

03/31/2019	10.56	0.39	0.17	0.56	(0.38)	(0.12)	0.00	(0.50)
Class A

04/01/2023 - 09/30/2023+	7.51	0.10	(0.87)	(0.77)	(0.12)	0.00	0.00	(0.12)

03/31/2023	9.11	0.25	(1.59)	(1.34)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.91	0.34	(0.52)	(0.18)	(0.32)	(0.30)	0.00	(0.62)

03/31/2021	11.16	0.39	(0.21)	0.18	(0.38)	(1.05)	0.00	(1.43)

03/31/2020	10.62	0.35	1.36	1.71	(0.34)	(0.83)	0.00	(1.17)

03/31/2019	10.56	0.36	0.17	0.53	(0.35)	(0.12)	0.00	(0.47)

26	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.91	(3.80)%	$494,040	1.04	%*	1.04	%*	0.50	%*	0.50	%*	3.43	%*	631%

9.45	(5.80)	554,311	1.33		1.33		0.50		0.50		2.24		1,167

10.56	(4.82)	541,861	0.52		0.52		0.50		0.50		0.86		1,082

11.36	2.57	891,491	0.51		0.51		0.50		0.50		1.08		1,091

11.31	6.89	665,068	0.83		0.83		0.50		0.50		2.58		903

10.94	4.60	314,613	0.71		0.71		0.50		0.50		2.62		862

8.91	(3.84)	454,063	1.14	*	1.14	*	0.60	*	0.60	*	3.34	*	631

9.45	(5.90)	389,287	1.43		1.43		0.60		0.60		2.16		1,167

10.56	(4.92)	386,422	0.62		0.62		0.60		0.60		0.73		1,082

11.36	2.47	876,543	0.61		0.61		0.60		0.60		0.95		1,091

11.31	6.79	586,843	0.93		0.93		0.60		0.60		2.46		903

10.94	4.50	108,751	0.81		0.81		0.60		0.60		2.53		862

8.91	(3.87)	72,754	1.19	*	1.24	*	0.65	*	0.70	*	3.30	*	631

9.45	(5.94)	66,191	1.69	(f)	1.74	(f)	0.65	(f)	0.70	(f)	2.53		1,167

10.56	(4.97)	2,708	0.67		0.72		0.65		0.70		0.85		1,082

11.36	2.42	2,703	0.66		0.71		0.65		0.70		0.93		1,091

11.31	6.74	6,040	0.98		1.03		0.65		0.70		2.49		903

10.94	1.37	10	0.86	*	0.91	*	0.65	*	0.70	*	2.99	*	862

8.91	(3.99)	203,131	1.44	*	1.44	*	0.90	*	0.90	*	3.03	*	631

9.45	(6.18)	206,950	1.73		1.73		0.90		0.90		1.84		1,167

10.56	(5.20)	247,080	0.92		0.92		0.90		0.90		0.49		1,082

11.36	2.17	343,893	0.91		0.91		0.90		0.90		0.68		1,091

11.31	6.47	258,662	1.23		1.23		0.90		0.90		2.19		903

10.94	4.19	205,514	1.11		1.11		0.90		0.90		2.22		862

8.91	(4.34)	12,804	2.19	*	2.19	*	1.65	*	1.65	*	2.27	*	631

9.45	(6.89)	13,946	2.48		2.48		1.65		1.65		1.08		1,167

10.56	(5.91)	20,023	1.67		1.67		1.65		1.65		(0.30)		1,082

11.36	1.40	36,785	1.66		1.66		1.65		1.65		(0.04)		1,091

11.31	5.68	53,843	1.98		1.98		1.65		1.65		1.45		903

10.94	3.41	40,513	1.86		1.86		1.65		1.65		1.45		862

$6.62	(10.22)%	$2,450,029	2.59	%*	2.59	%*	0.50	%*	0.50	%*	3.30	%*	91%

7.51	(14.29)	2,948,352	1.72		1.72		0.50		0.50		3.77		161

9.11	(1.96)	3,459,023	0.53		0.53		0.50		0.50		3.68		65

9.91	0.94	3,020,570	0.59		0.59		0.50		0.50		3.81		179

11.16	17.07	3,166,512	1.07		1.07		0.50		0.50		3.53		269

10.62	5.72	3,599,618	0.97		0.97		0.50		0.50		3.96		189

6.62	(10.27)	166,704	2.78	*(f)	2.78	*(f)	0.60	*(f)	0.60	*(f)	3.23	*	91

7.51	(14.37)	101,898	1.86	(f)	1.86	(f)	0.60	(f)	0.60	(f)	3.65		161

9.11	(2.06)	99,612	0.63		0.63		0.60		0.60		3.58		65

9.91	0.84	114,487	0.69		0.69		0.60		0.60		3.73		179

11.16	16.95	70,053	1.17		1.17		0.60		0.60		3.41		269

10.62	5.62	48,245	1.07		1.07		0.60		0.60		3.84		189

6.62	(10.39)	51,615	2.99	*	2.99	*	0.90	*	0.90	*	2.91	*	91

7.51	(14.63)	54,117	2.26	(f)	2.26	(f)	0.90	(f)	0.90	(f)	3.30		161

9.11	(2.34)	26,529	0.93		0.93		0.90		0.90		3.28		65

9.91	0.55	37,262	0.99		0.99		0.90		0.90		3.40		179

11.16	16.61	42,787	1.47		1.47		0.90		0.90		3.11		269

10.62	5.31	16,084	1.37		1.37		0.90		0.90		3.57		189

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long Duration Total Return Fund (Cont.)
Class C

04/01/2023 - 09/30/2023+	$7.51	$0.08	$(0.88)	$(0.80)	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2023	9.11	0.19	(1.58)	(1.39)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.91	0.26	(0.52)	(0.26)	(0.24)	(0.30)	0.00	(0.54)

03/31/2021	11.16	0.31	(0.22)	0.09	(0.29)	(1.05)	0.00	(1.34)

03/31/2020	10.62	0.26	1.37	1.63	(0.26)	(0.83)	0.00	(1.09)

03/31/2019	10.56	0.27	0.18	0.45	(0.27)	(0.12)	0.00	(0.39)

PIMCO Long-Term U.S. Government Fund
Institutional Class

04/01/2023 - 09/30/2023+	$15.80	$0.22	$(2.33)	$(2.11)	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2023~	19.24	0.40	(3.42)	(3.02)	(0.42)	0.00	0.00	(0.42)

03/31/2022~	20.92	0.40	(0.64)	(0.24)	(0.40)	(1.04)	0.00	(1.44)

03/31/2021~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)

03/31/2020~	24.64	0.72	6.84	7.56	(0.72)	0.00	0.00	(0.72)

03/31/2019~	24.04	0.64	0.72	1.36	(0.64)	(0.12)	0.00	(0.76)
I-2

04/01/2023 - 09/30/2023+	15.80	0.22	(2.34)	(2.12)	(0.22)	0.00	0.00	(0.22)

03/31/2023~	19.24	0.38	(3.41)	(3.03)	(0.41)	0.00	0.00	(0.41)

03/31/2022~	20.92	0.36	(0.64)	(0.28)	(0.36)	(1.04)	0.00	(1.40)

03/31/2021~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)

03/31/2020~	24.64	0.68	6.84	7.52	(0.68)	0.00	0.00	(0.68)

03/31/2019~	24.04	0.60	0.76	1.36	(0.64)	(0.12)	0.00	(0.76)
Class A

04/01/2023 - 09/30/2023+	15.80	0.20	(2.33)	(2.13)	(0.21)	0.00	0.00	(0.21)

03/31/2023~	19.24	0.34	(3.41)	(3.07)	(0.37)	0.00	0.00	(0.37)

03/31/2022~	20.92	0.32	(0.64)	(0.32)	(0.32)	(1.04)	0.00	(1.36)

03/31/2021~	31.48	0.48	(4.44)	(3.96)	(0.76)	(5.84)	0.00	(6.60)

03/31/2020~	24.64	0.60	6.84	7.44	(0.60)	0.00	0.00	(0.60)

03/31/2019~	24.04	0.56	0.72	1.28	(0.56)	(0.12)	0.00	(0.68)
Class C

04/01/2023 - 09/30/2023+	15.80	0.14	(2.33)	(2.19)	(0.15)	0.00	0.00	(0.15)

03/31/2023~	19.24	0.22	(3.42)	(3.20)	(0.24)	0.00	0.00	(0.24)

03/31/2022~	20.92	0.16	(0.64)	(0.48)	(0.16)	(1.04)	0.00	(1.20)

03/31/2021~	31.48	0.24	(4.40)	(4.16)	(0.56)	(5.84)	0.00	(6.40)

03/31/2020~	24.64	0.40	6.84	7.24	(0.40)	0.00	0.00	(0.40)

03/31/2019~	24.04	0.36	0.76	1.12	(0.40)	(0.12)	0.00	(0.52)

PIMCO Low Duration Opportunities Fund
Institutional Class

04/01/2023 - 09/30/2023+	$10.08	$0.25	$(0.14)	$0.11	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	10.56	0.29	(0.46)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.98	0.15	(0.45)	(0.30)	(0.12)	0.00	0.00	(0.12)

03/31/2021	10.28	0.20	0.69	0.89	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.72	0.32	(0.40)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2019	10.61	0.27	0.14	0.41	(0.30)	0.00	0.00	(0.30)
I-2

04/01/2023 - 09/30/2023+	10.08	0.25	(0.15)	0.10	(0.12)	0.00	0.00	(0.12)

03/31/2023	10.56	0.28	(0.46)	(0.18)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.98	0.14	(0.45)	(0.31)	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.28	0.19	0.69	0.88	(0.18)	0.00	0.00	(0.18)

03/31/2020	10.72	0.31	(0.40)	(0.09)	(0.35)	0.00	0.00	(0.35)

03/31/2019	10.61	0.26	0.14	0.40	(0.29)	0.00	0.00	(0.29)
Class A

04/01/2023 - 09/30/2023+	10.08	0.23	(0.14)	0.09	(0.11)	0.00	0.00	(0.11)

03/31/2023	10.56	0.25	(0.46)	(0.21)	(0.27)	0.00	0.00	(0.27)

03/31/2022	10.98	0.11	(0.45)	(0.34)	(0.08)	0.00	0.00	(0.08)

03/31/2021	10.28	0.15	0.70	0.85	(0.15)	0.00	0.00	(0.15)

03/31/2020	10.72	0.27	(0.39)	(0.12)	(0.32)	0.00	0.00	(0.32)

03/31/2019	10.61	0.23	0.14	0.37	(0.26)	0.00	0.00	(0.26)

28	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.62	(10.73)%	$7,775	3.81	%*(f)	3.81	%*(f)	1.65	%*(f)	1.65	%*(f)	2.19	%*	91%

7.51	(15.28)	4,626	3.07	(f)	3.07	(f)	1.65	(f)	1.65	(f)	2.49		161

9.11	(3.08)	2,066	1.68		1.68		1.65		1.65		2.51		65

9.91	(0.21)	3,381	1.74		1.74		1.65		1.65		2.69		179

11.16	15.76	1,550	2.22		2.22		1.65		1.65		2.35		269

10.62	4.53	354	2.12		2.12		1.65		1.65		2.69		189

$13.46	(13.47)%	$894,094	1.575	%*	1.575	%*	0.475	%*	0.475%		2.99	%*	73%

15.80	(15.67)	723,159	1.045		1.045		0.475		0.475		2.49		143

19.24	(1.74)	517,558	0.485		0.485		0.475		0.475		1.84		103

20.92	(14.90)	581,538	0.565		0.565		0.475		0.475		1.90		249

31.48	31.11	422,051	1.855		1.855		0.475		0.475		2.64		220

24.64	5.95	565,854	0.965		0.965		0.475		0.475		2.67		141

13.46	(13.51)	127,187	1.675	*	1.675	*	0.575	*	0.575	*	2.91	*	73

15.80	(15.76)	96,860	1.145		1.145		0.575		0.575		2.39		143

19.24	(1.84)	65,785	0.585		0.585		0.575		0.575		1.74		103

20.92	(14.99)	80,506	0.665		0.665		0.575		0.575		1.90		249

31.48	30.98	100,913	1.955		1.955		0.575		0.575		2.53		220

24.64	5.84	55,408	1.065		1.065		0.575		0.575		2.55		141

13.46	(13.62)	47,461	1.925	*	1.925	*	0.825	*	0.825	*	2.61	*	73

15.80	(15.97)	58,241	1.345	(f)	1.345	(f)	0.825	(f)	0.825	(f)	2.12		143

19.24	(2.09)	68,558	0.835		0.835		0.825		0.825		1.49		103

20.92	(15.20)	87,751	0.915		0.915		0.825		0.825		1.65		249

31.48	30.66	119,986	2.205		2.205		0.825		0.825		2.29		220

24.64	5.59	104,513	1.315		1.315		0.825		0.825		2.32		141

13.46	(13.94)	15,323	2.675	*	2.675	*	1.575	*	1.575	*	1.89	*	73

15.80	(16.61)	14,751	2.145	(f)	2.145	(f)	1.575	(f)	1.575	(f)	1.37		143

19.24	(2.81)	13,289	1.585		1.585		1.575		1.575		0.74		103

20.92	(15.84)	13,794	1.665		1.665		1.575		1.575		0.89		249

31.48	29.70	23,024	2.955		2.955		1.575		1.575		1.54		220

24.64	4.80	13,027	2.065		2.065		1.575		1.575		1.57		141

$10.06	1.09%	$41,081	0.55	%*	0.58	%*	0.53	%*	0.56	%*	4.99	%*	278%

10.08	(1.55)	45,204	0.52		0.57		0.51		0.56		2.80		327

10.56	(2.77)	81,791	0.51		0.56		0.51		0.56		1.36		199

10.98	8.70	71,748	0.52		0.57		0.51		0.56		1.82		385

10.28	(0.82)	48,748	0.52		0.57		0.51		0.56		2.98		345

10.72	3.90	89,156	0.64	(e)	0.66	(e)	0.60	(e)	0.62	(e)	2.54		294

10.06	1.04	24,808	0.65	*	0.68	*	0.63	*	0.66	*	4.89	*	278

10.08	(1.65)	25,346	0.62		0.67		0.61		0.66		2.73		327

10.56	(2.86)	35,225	0.61		0.66		0.61		0.66		1.25		199

10.98	8.59	42,685	0.62		0.67		0.61		0.66		1.72		385

10.28	(0.92)	32,022	0.62		0.67		0.61		0.66		2.90		345

10.72	3.80	54,627	0.74	(e)	0.76	(e)	0.70	(e)	0.72	(e)	2.44		294

10.06	0.89	13,918	0.95	*	0.98	*	0.93	*	0.96	*	4.59	*	278

10.08	(1.95)	16,476	0.92		0.97		0.91		0.96		2.48		327

10.56	(3.15)	23,580	0.91		0.96		0.91		0.96		0.96		199

10.98	8.26	28,203	0.92		0.97		0.91		0.96		1.43		385

10.28	(1.21)	24,574	0.92		0.97		0.91		0.96		2.57		345

10.72	3.49	50,086	1.04	(e)	1.06	(e)	1.00	(e)	1.02	(e)	2.19		294

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Opportunities Fund (Cont.)
Class C

04/01/2023 - 09/30/2023+	$10.08	$0.19	$(0.14)	$0.05	$(0.07)	$0.00	$0.00	$(0.07)

03/31/2023	10.56	0.18	(0.48)	(0.30)	(0.18)	0.00	0.00	(0.18)

03/31/2022	10.98	0.02	(0.44)	(0.42)	0.00	0.00	0.00	0.00

03/31/2021	10.28	0.07	0.70	0.77	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.72	0.20	(0.40)	(0.20)	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.61	0.15	0.14	0.29	(0.18)	0.00	0.00	(0.18)

PIMCO Moderate Duration Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.23	$0.20	$(0.31)	$(0.11)	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2023	9.83	0.27	(0.48)	(0.21)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.42	0.16	(0.61)	(0.45)	(0.13)	0.00	(0.01)	(0.14)

03/31/2021	10.50	0.19	0.25	0.44	(0.24)	(0.28)	0.00	(0.52)

03/31/2020	10.16	0.31	0.31	0.62	(0.28)	0.00	0.00	(0.28)

03/31/2019	10.09	0.30	0.04	0.34	(0.27)	0.00	0.00	(0.27)
I-2

04/01/2023 - 09/30/2023+	9.23	0.20	(0.32)	(0.12)	(0.19)	0.00	0.00	(0.19)

03/31/2023	9.83	0.30	(0.52)	(0.22)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.42	0.15	(0.61)	(0.46)	(0.12)	0.00	(0.01)	(0.13)

03/31/2021	10.50	0.18	0.25	0.43	(0.23)	(0.28)	0.00	(0.51)

03/31/2020	10.16	0.31	0.30	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2019	10.09	0.29	0.04	0.33	(0.26)	0.00	0.00	(0.26)

PIMCO Mortgage-Backed Securities Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.84	$0.14	$(0.41)	$(0.27)	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2023	10.03	0.25	(0.92)	(0.67)	(0.51)	0.00	(0.01)	(0.52)

03/31/2022	10.71	0.19	(0.60)	(0.41)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.54	0.22	0.24	0.46	(0.29)	0.00	0.00	(0.29)

03/31/2020	10.45	0.31	0.16	0.47	(0.38)	0.00	0.00	(0.38)

03/31/2019	10.35	0.32	0.16	0.48	(0.38)	0.00	0.00	(0.38)
I-2

04/01/2023 - 09/30/2023+	8.84	0.14	(0.41)	(0.27)	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.03	0.24	(0.92)	(0.68)	(0.50)	0.00	(0.01)	(0.51)

03/31/2022	10.71	0.17	(0.59)	(0.42)	(0.26)	0.00	0.00	(0.26)

03/31/2021	10.54	0.20	0.25	0.45	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.45	0.30	0.16	0.46	(0.37)	0.00	0.00	(0.37)

03/31/2019	10.35	0.31	0.16	0.47	(0.37)	0.00	0.00	(0.37)
I-3

04/01/2023 - 09/30/2023+	8.84	0.14	(0.41)	(0.27)	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.03	0.24	(0.93)	(0.69)	(0.49)	0.00	(0.01)	(0.50)

03/31/2022	10.71	0.17	(0.60)	(0.43)	(0.25)	0.00	0.00	(0.25)

03/31/2021	10.54	0.19	0.25	0.44	(0.27)	0.00	0.00	(0.27)

03/31/2020	10.45	0.29	0.17	0.46	(0.37)	0.00	0.00	(0.37)

04/27/2018 - 03/31/2019	10.28	0.30	0.21	0.51	(0.34)	0.00	0.00	(0.34)
Class A

04/01/2023 - 09/30/2023+	8.84	0.13	(0.42)	(0.29)	(0.23)	0.00	0.00	(0.23)

03/31/2023	10.03	0.22	(0.93)	(0.71)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	10.71	0.14	(0.59)	(0.45)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.54	0.17	0.24	0.41	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.45	0.27	0.16	0.43	(0.34)	0.00	0.00	(0.34)

03/31/2019	10.35	0.27	0.17	0.44	(0.34)	0.00	0.00	(0.34)
Class C

04/01/2023 - 09/30/2023+	8.84	0.09	(0.41)	(0.32)	(0.20)	0.00	0.00	(0.20)

03/31/2023	10.03	0.15	(0.93)	(0.78)	(0.40)	0.00	(0.01)	(0.41)

03/31/2022	10.71	0.03	(0.56)	(0.53)	(0.15)	0.00	0.00	(0.15)

03/31/2021	10.54	0.09	0.24	0.33	(0.16)	0.00	0.00	(0.16)

03/31/2020	10.45	0.19	0.16	0.35	(0.26)	0.00	0.00	(0.26)

03/31/2019	10.35	0.20	0.16	0.36	(0.26)	0.00	0.00	(0.26)

30	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.06	0.51%	$1,684	1.70	%*	1.73	%*	1.68	%*	1.71	%*	3.83	%*	278%

10.08	(2.80)	2,383	1.67		1.72		1.66		1.71		1.72		327

10.56	(3.80)	3,607	1.66		1.71		1.66		1.71		0.21		199

10.98	7.46	4,385	1.67		1.72		1.66		1.71		0.69		385

10.28	(1.95)	4,788	1.67		1.72		1.66		1.71		1.83		345

10.72	2.72	8,203	1.79	(e)	1.81	(e)	1.75	(e)	1.77	(e)	1.39		294

$8.92	(1.24)%	$1,249,362	0.49	%*	0.49	%*	0.46	%*	0.46	%*	4.46	%*	132%

9.23	(2.05)	1,377,011	0.49		0.49		0.46		0.46		2.92		221

9.83	(4.39)	1,399,413	0.46		0.46		0.46		0.46		1.58		63

10.42	4.17	1,438,994	0.46		0.46		0.46		0.46		1.75		315

10.50	6.15	1,444,444	0.61		0.61		0.46		0.46		3.00		374

10.16	3.45	1,449,803	0.60		0.60		0.46		0.46		2.97		392

8.92	(1.29)	7,695	0.59	*	0.59	*	0.56	*	0.56	*	4.34	*	132

9.23	(2.14)	10,930	0.59		0.59		0.56		0.56		3.21		221

9.83	(4.49)	3,737	0.56		0.56		0.56		0.56		1.48		63

10.42	4.07	2,905	0.56		0.56		0.56		0.56		1.68		315

10.50	6.04	4,178	0.71		0.71		0.56		0.56		2.97		374

10.16	3.34	6,062	0.70		0.70		0.56		0.56		2.87		392

$8.32	(3.12)%	$95,657	1.21	%*	1.21	%*	0.50	%*	0.50	%*	3.31	%*	584%

8.84	(6.68)	130,619	1.11		1.11		0.50		0.50		2.75		961

10.03	(3.93)	144,523	0.50		0.50		0.50		0.50		1.80		887

10.71	4.36	128,747	0.52		0.52		0.50		0.50		2.02		909

10.54	4.55	110,220	0.75		0.75		0.50		0.50		2.95		884

10.45	4.74	93,074	0.75		0.75		0.50		0.50		3.09		790

8.32	(3.16)	13,189	1.31	*	1.31	*	0.60	*	0.60	*	3.20	*	584

8.84	(6.78)	12,605	1.21		1.21		0.60		0.60		2.64		961

10.03	(4.03)	17,815	0.60		0.60		0.60		0.60		1.63		887

10.71	4.26	28,619	0.62		0.62		0.60		0.60		1.90		909

10.54	4.45	17,379	0.85		0.85		0.60		0.60		2.85		884

10.45	4.64	9,964	0.85		0.85		0.60		0.60		3.03		790

8.32	(3.19)	246	1.46	*(f)	1.51	*(f)	0.65	*(f)	0.70	*(f)	3.15	*	584

8.84	(6.84)	158	1.16	(f)	1.21	(f)	0.65	(f)	0.70	(f)	2.56		961

10.03	(4.08)	2,669	0.65		0.70		0.65		0.70		1.55		887

10.71	4.21	4,667	0.67		0.72		0.65		0.70		1.78		909

10.54	4.41	26	0.90		0.95		0.65		0.70		2.76		884

10.45	5.06	111	0.90	*	0.95	*	0.65	*	0.70	*	3.18	*	790

8.32	(3.31)	22,830	1.61	*	1.61	*	0.90	*	0.90	*	2.90	*	584

8.84	(7.06)	24,335	1.51		1.51		0.90		0.90		2.35		961

10.03	(4.32)	29,663	0.90		0.90		0.90		0.90		1.36		887

10.71	3.95	37,503	0.92		0.92		0.90		0.90		1.62		909

10.54	4.14	33,554	1.15		1.15		0.90		0.90		2.57		884

10.45	4.32	38,041	1.15		1.15		0.90		0.90		2.67		790

8.32	(3.67)	669	2.36	*	2.36	*	1.65	*	1.65	*	2.14	*	584

8.84	(7.75)	881	2.26		2.26		1.65		1.65		1.59		961

10.03	(5.01)	1,210	1.65		1.65		1.65		1.65		0.30		887

10.71	3.17	12,991	1.67		1.67		1.65		1.65		0.87		909

10.54	3.38	12,808	1.90		1.90		1.65		1.65		1.78		884

10.45	3.55	3,982	1.90		1.90		1.65		1.65		1.92		790

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.42	$0.16	$(0.09)	$0.07	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2023	10.50	0.40	(0.74)	(0.34)	(0.73)	0.00	(0.01)	(0.74)

03/31/2022	10.94	0.35	(0.39)	(0.04)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.37	0.38	0.63	1.01	(0.44)	0.00	0.00	(0.44)

03/31/2020	10.86	0.40	(0.41)	(0.01)	(0.48)	0.00	0.00	(0.48)

03/31/2019	11.02	0.44	(0.13)	0.31	(0.47)	0.00	0.00	(0.47)
I-2

04/01/2023 - 09/30/2023+	9.42	0.15	(0.08)	0.07	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.34	(0.39)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

03/31/2020	10.86	0.39	(0.41)	(0.02)	(0.47)	0.00	0.00	(0.47)

03/31/2019	11.02	0.43	(0.13)	0.30	(0.46)	0.00	0.00	(0.46)
I-3

04/01/2023 - 09/30/2023+	9.42	0.15	(0.08)	0.07	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.33	(0.38)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

03/31/2020	10.86	0.38	(0.41)	(0.03)	(0.46)	0.00	0.00	(0.46)

04/27/2018 - 03/31/2019	10.97	0.39	(0.08)	0.31	(0.42)	0.00	0.00	(0.42)
Class A

04/01/2023 - 09/30/2023+	9.42	0.14	(0.09)	0.05	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.50	0.36	(0.74)	(0.38)	(0.69)	0.00	(0.01)	(0.70)

03/31/2022	10.94	0.31	(0.39)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.37	0.33	0.63	0.96	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.36	(0.42)	(0.06)	(0.43)	0.00	0.00	(0.43)

03/31/2019	11.02	0.39	(0.13)	0.26	(0.42)	0.00	0.00	(0.42)
Class C

04/01/2023 - 09/30/2023+	9.42	0.10	(0.08)	0.02	(0.22)	0.00	0.00	(0.22)

03/31/2023	10.50	0.29	(0.74)	(0.45)	(0.62)	0.00	(0.01)	(0.63)

03/31/2022	10.94	0.22	(0.38)	(0.16)	(0.28)	0.00	0.00	(0.28)

03/31/2021	10.37	0.25	0.63	0.88	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.86	0.27	(0.41)	(0.14)	(0.35)	0.00	0.00	(0.35)

03/31/2019	11.02	0.31	(0.13)	0.18	(0.34)	0.00	0.00	(0.34)

PIMCO Total Return Fund II
Institutional Class

04/01/2023 - 09/30/2023+	$8.26	$0.15	$(0.44)	$(0.29)	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2023	8.98	0.22	(0.71)	(0.49)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.52	0.12	(0.52)	(0.40)	(0.14)	0.00	0.00	(0.14)

03/31/2021	9.98	0.17	0.04	0.21	(0.19)	(0.47)	(0.01)	(0.67)

03/31/2020	9.64	0.29	0.46	0.75	(0.31)	(0.10)	0.00	(0.41)

03/31/2019	9.48	0.29	0.18	0.47	(0.31)	0.00	0.00	(0.31)
I-2

04/01/2023 - 09/30/2023+	8.26	0.14	(0.44)	(0.30)	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.98	0.21	(0.71)	(0.50)	(0.22)	0.00	0.00	(0.22)

03/31/2022	9.52	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.98	0.15	0.05	0.20	(0.18)	(0.47)	(0.01)	(0.66)

03/31/2020	9.64	0.27	0.47	0.74	(0.30)	(0.10)	0.00	(0.40)

03/31/2019	9.48	0.27	0.19	0.46	(0.30)	0.00	0.00	(0.30)

PIMCO Total Return Fund IV
Institutional Class

04/01/2023 - 09/30/2023+	$9.46	$0.17	$(0.50)	$(0.33)	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2023	10.31	0.25	(0.76)	(0.51)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.96	0.20	(0.65)	(0.45)	(0.20)	0.00	0.00	(0.20)

03/31/2021	10.85	0.23	0.11	0.34	(0.12)	0.00	(0.11)	(0.23)

03/31/2020	10.40	0.29	0.46	0.75	(0.30)	0.00	0.00	(0.30)

03/31/2019	10.26	0.27	0.15	0.42	(0.28)	0.00	0.00	(0.28)

32	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.22	0.76%	$5,907,395	2.21	%*	2.21	%*	0.60	%*	0.60	%*	3.35	%*	583%

9.42	(3.14)	5,063,979	1.35		1.35		0.60		0.60		4.06		926

10.50	(0.40)	5,631,928	0.63		0.63		0.60		0.60		3.20		720

10.94	9.79	5,583,247	0.68		0.68		0.60		0.60		3.46		913

10.37	(0.24)	4,279,689	1.82		1.82		0.60		0.60		3.66		727

10.86	2.86	3,890,521	1.37		1.37		0.60		0.60		4.01		791

9.22	0.71	2,023,307	2.31	*	2.31	*	0.70	*	0.70	*	3.28	*	583

9.42	(3.24)	1,643,989	1.45		1.45		0.70		0.70		3.97		926

10.50	(0.50)	1,756,926	0.73		0.73		0.70		0.70		3.12		720

10.94	9.67	1,249,015	0.78		0.78		0.70		0.70		3.35		913

10.37	(0.34)	784,463	1.92		1.92		0.70		0.70		3.56		727

10.86	2.76	717,678	1.47		1.47		0.70		0.70		3.90		791

9.22	0.68	78,647	2.36	*	2.41	*	0.75	*	0.80	*	3.24	*	583

9.42	(3.29)	75,482	1.50		1.55		0.75		0.80		3.93		926

10.50	(0.55)	70,707	0.78		0.83		0.75		0.80		3.08		720

10.94	9.63	46,548	0.83		0.88		0.75		0.80		3.36		913

10.37	(0.38)	40,482	1.97		2.02		0.75		0.80		3.53		727

10.86	2.93	18,516	1.52	*	1.57	*	0.75	*	0.80	*	3.92	*	791

9.22	0.56	219,470	2.61	*	2.61	*	1.00	*	1.00	*	3.01	*	583

9.42	(3.53)	226,211	1.75		1.75		1.00		1.00		3.68		926

10.50	(0.80)	187,669	1.03		1.03		1.00		1.00		2.81		720

10.94	9.34	172,679	1.08		1.08		1.00		1.00		3.08		913

10.37	(0.64)	154,403	2.22		2.22		1.00		1.00		3.27		727

10.86	2.45	248,356	1.77		1.77		1.00		1.00		3.61		791

9.22	0.18	24,781	3.36	*	3.36	*	1.75	*	1.75	*	2.18	*	583

9.42	(4.26)	25,259	2.50		2.50		1.75		1.75		2.92		926

10.50	(1.54)	30,577	1.78		1.78		1.75		1.75		2.05		720

10.94	8.52	31,626	1.83		1.83		1.75		1.75		2.35		913

10.37	(1.39)	34,354	2.97		2.97		1.75		1.75		2.51		727

10.86	1.69	33,643	2.52		2.52		1.75		1.75		2.86		791

$7.82	(3.61)%	$543,181	0.55	%*	0.55	%*	0.50	%*	0.50	%*	3.60	%*	135%

8.26	(5.40)	559,913	0.52		0.52		0.50		0.50		2.66		371

8.98	(4.28)	611,583	0.50		0.50		0.50		0.50		1.26		293

9.52	2.01	605,257	0.50		0.50		0.50		0.50		1.67		483

9.98	7.85	554,187	0.76		0.76		0.50		0.50		2.91		607

9.64	5.04	497,650	0.85		0.85		0.50		0.50		3.06		587

7.82	(3.66)	16,035	0.65	*	0.65	*	0.60	*	0.60	*	3.58	*	135

8.26	(5.49)	5,353	0.62		0.62		0.60		0.60		2.56		371

8.98	(4.38)	7,769	0.60		0.60		0.60		0.60		1.15		293

9.52	1.90	11,474	0.60		0.60		0.60		0.60		1.52		483

9.98	7.74	4,034	0.86		0.86		0.60		0.60		2.78		607

9.64	4.92	2,229	0.95		0.95		0.60		0.60		2.87		587

$8.98	(3.48)%	$229,697	0.75	%*	0.75	%*	0.50	%*	0.50	%*	3.64	%*	157%

9.46	(4.89)	233,338	0.52		0.52		0.50		0.50		2.59		383

10.31	(4.20)	316,993	0.50		0.50		0.50		0.50		1.80		278

10.96	3.13	449,336	0.52		0.52		0.50		0.50		2.08		403

10.85	7.22	415,646	0.80		0.80		0.50		0.50		2.68		401

10.40	4.15	556,025	0.69		0.69		0.50		0.50		2.62		579

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return Fund IV (Cont.)
Class A

04/01/2023 - 09/30/2023+	$9.46	$0.15	$(0.49)	$(0.34)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2023	10.31	0.21	(0.75)	(0.54)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.96	0.16	(0.65)	(0.49)	(0.16)	0.00	0.00	(0.16)

03/31/2021	10.85	0.19	0.11	0.30	(0.08)	0.00	(0.11)	(0.19)

03/31/2020	10.40	0.25	0.46	0.71	(0.26)	0.00	0.00	(0.26)

03/31/2019	10.26	0.23	0.15	0.38	(0.24)	0.00	0.00	(0.24)

PIMCO Total Return Fund V
Institutional Class

05/01/2023 - 09/30/2023+	$10.00	$0.19	$(0.60)	$(0.41)	$(0.19)	$0.00	$0.00	$(0.19)

PIMCO Total Return ESG Fund
Institutional Class

04/01/2023 - 09/30/2023+	$7.67	$0.13	$(0.42)	$(0.29)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2023	8.64	0.22	(0.84)	(0.62)	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.33	0.20	(0.62)	(0.42)	(0.20)	(0.07)	0.00	(0.27)

03/31/2021	9.38	0.21	0.17	0.38	(0.23)	(0.20)	0.00	(0.43)

03/31/2020	9.04	0.27	0.39	0.66	(0.32)	0.00	0.00	(0.32)

03/31/2019	8.95	0.25	0.08	0.33	(0.24)	0.00	0.00	(0.24)
I-2

04/01/2023 - 09/30/2023+	7.67	0.12	(0.41)	(0.29)	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.64	0.21	(0.84)	(0.63)	(0.34)	0.00	0.00	(0.34)

03/31/2022	9.33	0.19	(0.62)	(0.43)	(0.19)	(0.07)	0.00	(0.26)

03/31/2021	9.38	0.20	0.17	0.37	(0.22)	(0.20)	0.00	(0.42)

03/31/2020	9.04	0.26	0.39	0.65	(0.31)	0.00	0.00	(0.31)

03/31/2019	8.95	0.24	0.08	0.32	(0.23)	0.00	0.00	(0.23)
I-3

04/01/2023 - 09/30/2023+	7.67	0.12	(0.41)	(0.29)	(0.14)	0.00	0.00	(0.14)

07/29/2022 - 03/31/2023	8.20	0.16	(0.42)	(0.26)	(0.27)	0.00	0.00	(0.27)
Administrative Class

04/01/2023 - 09/30/2023	7.67	0.12	(0.42)	(0.30)	(0.13)	0.00	0.00	(0.13)

03/31/2023	8.64	0.20	(0.84)	(0.64)	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.33	0.18	(0.62)	(0.44)	(0.18)	(0.07)	0.00	(0.25)

03/31/2021	9.38	0.20	0.16	0.36	(0.21)	(0.20)	0.00	(0.41)

03/31/2020	9.04	0.24	0.40	0.64	(0.30)	0.00	0.00	(0.30)

03/31/2019	8.95	0.22	0.09	0.31	(0.22)	0.00	0.00	(0.22)
Class A

04/01/2023 - 09/30/2023+	7.67	0.11	(0.41)	(0.30)	(0.13)	0.00	0.00	(0.13)

03/31/2023	8.64	0.19	(0.85)	(0.66)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.33	0.16	(0.61)	(0.45)	(0.17)	(0.07)	0.00	(0.24)

03/31/2021	9.38	0.16	0.18	0.34	(0.19)	(0.20)	0.00	(0.39)

02/03/2020 - 03/31/2020	9.49	0.03	(0.10)	(0.07)	(0.04)	0.00	0.00	(0.04)
Class C

04/01/2023 - 09/30/2023+	7.67	0.08	(0.41)	(0.33)	(0.10)	0.00	0.00	(0.10)

03/31/2023	8.64	0.13	(0.84)	(0.71)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.33	0.09	(0.61)	(0.52)	(0.10)	(0.07)	0.00	(0.17)

03/31/2021	9.38	0.09	0.18	0.27	(0.12)	(0.20)	0.00	(0.32)

02/03/2020 - 03/31/2020	9.49	0.02	(0.11)	(0.09)	(0.02)	0.00	0.00	(0.02)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
~	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges

(e)	Effective October 1, 2018, the Class’s Investment advisory fee was decreased by 0.15% to an annual rate of 0.25%.
(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

34	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.98	(3.65)%	$10,118	1.10	%*	1.10	%*	0.85	%*	0.85	%*	3.28	%*	157%

9.46	(5.22)	11,290	0.87		0.87		0.85		0.85		2.22		383

10.31	(4.53)	14,481	0.85		0.85		0.85		0.85		1.45		278

10.96	2.77	17,292	0.87		0.87		0.85		0.85		1.73		403

10.85	6.85	15,733	1.15		1.15		0.85		0.85		2.30		401

10.40	3.79	10,748	1.04		1.04		0.85		0.85		2.32		579

$9.40	(4.14)%	$111,963	0.53	%*	0.53	%*	0.51	%*	0.51	%*	4.61	%*	130%

$7.24	(3.82)%	$1,652,201	0.58	%*	0.58	%*	0.50	%*	0.50	%*	3.41	%*	249%

7.67	(7.17)	1,803,296	0.61		0.61		0.50		0.50		2.79		391

8.64	(4.61)	2,054,386	0.51		0.51		0.50		0.50		2.15		184

9.33	3.97	1,774,662	0.53		0.53		0.50		0.50		2.21		327

9.38	7.40	1,230,121	0.96		0.96		0.50		0.50		2.85		396

9.04	3.81	1,022,259	0.84		0.84		0.50		0.50		2.80		514

7.24	(3.86)	238,006	0.68	*	0.68	*	0.60	*	0.60	*	3.31	*	249

7.67	(7.26)	276,253	0.71		0.71		0.60		0.60		2.67		391

8.64	(4.71)	402,434	0.61		0.61		0.60		0.60		2.05		184

9.33	3.86	331,326	0.63		0.63		0.60		0.60		2.11		327

9.38	7.30	214,088	1.06		1.06		0.60		0.60		2.73		396

9.04	3.71	124,601	0.94		0.94		0.60		0.60		2.71		514

7.24	(3.89)	5,023	0.73	*	0.78	*	0.65	*	0.70	*	3.27	*	249

7.67	(3.14)	4,691	0.71	*(f)	0.76	*(f)	0.65	*(f)	0.70	*(f)	3.03	*	391

7.24	(3.94)	14,528	0.83	*	0.83	*	0.75	*	0.75	*	3.16	*	249

7.67	(7.40)	18,147	0.86		0.86		0.75		0.75		2.54		391

8.64	(4.85)	21,552	0.76		0.76		0.75		0.75		1.89		184

9.33	3.71	20,325	0.78		0.78		0.75		0.75		2.04		327

9.38	7.14	36,533	1.21		1.21		0.75		0.75		2.63		396

9.04	3.55	43,323	1.09		1.09		0.75		0.75		2.55		514

7.24	(4.01)	11,708	0.98	*	0.98	*	0.90	*	0.90	*	3.00	*	249

7.67	(7.54)	17,280	1.01		1.01		0.90		0.90		2.40		391

8.64	(4.99)	15,988	0.91		0.91		0.90		0.90		1.74		184

9.33	3.56	8,282	0.93		0.93		0.90		0.90		1.68		327

9.38	(0.79)	104	1.36	*	1.36	*	0.90	*	0.90	*	2.29	*	396

7.24	(4.37)	763	1.73	*	1.73	*	1.65	*	1.65	*	2.25	*	249

7.67	(8.24)	1,006	1.76		1.76		1.65		1.65		1.67		391

8.64	(5.71)	847	1.66		1.66		1.65		1.65		1.00		184

9.33	2.80	523	1.68		1.68		1.65		1.65		0.95		327

9.38	(0.90)	12	2.11	*	2.11	*	1.65	*	1.65	*	1.52	*	396

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

Assets:

Investments, at value
Investments in securities*	$3,446,285	$1,243,339	$2,799,947	$4,164,145	$1,415,997	$110,710
Investments in Affiliates	91	26,911	7,435	68,196	170	154
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,117	288	360	1,401	123	137
Over the counter	21,439	3,757	12,071	19,387	2,613	535
Cash	0	0	60	7,757	2,002	0
Deposits with counterparty	16,907	10,692	10,149	9,847	5,850	1,615
Foreign currency, at value	4,871	1,290	0	3,718	0	221
Receivable for investments sold	2,536	165,782	128	868,900	51	24
Receivable for investments sold on a delayed-delivery basis	0	585	0	0	0	0
Receivable for TBA investments sold	1,177,449	46,993	1,989,184	320,317	60,143	18,393
Receivable for Fund shares sold	1,537	646	1,325	2,290	4,298	4
Interest and/or dividends receivable	18,091	5,314	5,323	36,236	12,090	497
Dividends receivable from Affiliates	0	121	32	416	1	1
Reimbursement receivable from PIMCO	95	0	3	0	0	0
Total Assets	4,692,418	1,505,718	4,826,017	5,502,610	1,503,338	132,291

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,442	$248,474	$196,748	$1,956,924	$72,678	$0
Payable for sale-buyback transactions	0	429,548	0	161,698	205,776	0
Payable for short sales	223,421	0	751,523	19,031	79	3,348
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,232	1,693	750	3,631	749	110
Over the counter	23,789	5,516	4,516	26,970	4,064	659
Payable for investments purchased	178,094	165,368	2,690	6,361	23	0
Payable for investments in Affiliates purchased	0	121	32	416	1	1
Payable for TBA investments purchased	2,015,425	97,112	2,610,410	645,691	134,560	46,551
Deposits from counterparty	9,105	0	19,143	2,543	0	0
Payable for Fund shares redeemed	2,213	105	2,391	1,664	752	81
Distributions payable	716	0	348	338	114	4
Overdraft due to custodian	5	157	0	0	0	0
Accrued investment advisory fees	1,045	126	270	590	207	17
Accrued supervisory and administrative fees	515	128	349	612	246	25
Accrued distribution fees	8	0	8	5	10	1
Accrued servicing fees	36	0	47	13	14	3
Foreign capital gains tax payable	0	0	0	0	0	0
Other liabilities	0	0	0	0	0	0
Total Liabilities	2,459,046	948,348	3,589,225	2,826,487	419,273	50,800

Net Assets	$2,233,372	$557,370	$1,236,792	$2,676,123	$1,084,065	$81,491

Net Assets Consist of:

Paid in capital	$3,016,452	$1,020,088	$1,552,424	$4,083,520	$1,679,346	$92,984
Distributable earnings (accumulated loss)	(783,080)	(462,718)	(315,632)	(1,407,397)	(595,281)	(11,493)

Net Assets	$2,233,372	$557,370	$1,236,792	$2,676,123	$1,084,065	$81,491

Cost of investments in securities	$3,769,286	$1,705,424	$2,985,336	$5,042,259	$1,691,744	$115,701
Cost of investments in Affiliates	$91	$27,677	$7,436	$70,266	$172	$155
Cost of foreign currency held	$4,982	$1,317	$0	$3,729	$0	$235
Proceeds received on short sales	$227,073	$0	$768,180	$19,615	$83	$3,475
Cost or premiums of financial derivative instruments, net	$(1,275)	$(1,341)	$4,278	$2,411	$(273)	$(1,381)

* Includes repurchase agreements of:	$379,920	$0	$489	$0	$29,600	$24,351

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO BOND FUNDS

September 30, 2023 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V	PIMCO Total Return ESG Fund

$1,602,757	$244,379	$18,310,072	$652,595	$304,076	$165,939	$2,652,229
22,162	5,821	11,208	45,849	1,960	0	0

1,367	86	10,610	152	233	65	2,021
2,486	2,775	265,081	0	527	67	9,295
1	0	9,163	1	0	586	0
22,646	2,180	29,832	3,955	2,062	1,519	22,767
4,054	0	1,734	0	644	128	4,638
831	18	946	87	0	256	900
166	0	0	99	0	0	710
229,088	111,281	12,077,822	143,978	42,652	14,407	764,357
638	231	14,532	282	598	16	1,457
5,953	522	45,199	3,033	1,680	488	13,973
102	20	310	215	9	0	0
0	0	3	0	0	0	0
1,892,251	367,313	30,776,512	850,246	354,441	183,471	3,472,347

$467	$13,854	$1,226,268	$0	$0	$0	$0
0	0	0	7,330	5,155	0	22,177
34,429	24,626	3,070,794	26,172	0	0	46,737

856	102	8,782	289	202	23	2,250
2,164	563	45,146	313	210	66	4,310
216,605	0	155,284	457	573	38,344	86,291
102	20	310	215	9	0	0
375,093	193,077	17,708,219	255,412	106,842	33,028	1,376,581
2,434	2,227	275,440	0	321	0	7,873
1,729	179	23,795	299	1,120	1	2,539
777	7	4,400	302	19	0	382
0	0	0	0	70	0	117
292	29	2,445	120	51	23	412
246	33	1,961	121	52	23	434
0	0	16	0	0	0	4
0	5	52	0	2	0	3
0	0	0	0	0	0	8
0	0	0	0	0	0	0
635,194	234,722	22,522,912	291,030	114,626	71,508	1,550,118

$1,257,057	$132,591	$8,253,600	$559,216	$239,815	$111,963	$1,922,229

$1,470,216	$182,249	$9,532,012	$686,521	$303,281	$117,030	$2,504,310
(213,159)	(49,658)	(1,278,412)	(127,305)	(63,466)	(5,067)	(582,081)

$1,257,057	$132,591	$8,253,600	$559,216	$239,815	$111,963	$1,922,229

$1,677,982	$264,082	$19,597,360	$734,011	$332,399	$169,414	$2,981,523
$22,810	$5,821	$11,208	$46,386	$1,960	$0	$0
$4,170	$0	$1,748	$0	$657	$130	$4,715
$35,509	$25,220	$3,144,104	$26,959	$0	$0	$47,035
$3,117	$360	$594,826	$2,784	$(1,745)	$238	$11,825

$446,636	$2,137	$13,741	$13,761	$617	$81,500	$105,932

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Statements of Assets and Liabilities	(Cont.)

	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

Net Assets:

Institutional Class	$1,860,918	$516,279	$494,040	$2,450,029	$894,094	$41,081
I-2	200,587	41,091	454,063	166,704	127,187	24,808
I-3	2,302	N/A	72,754	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	155,063	N/A	203,131	51,615	47,461	13,918
Class C	9,628	N/A	12,804	7,775	15,323	1,684
Class R	4,874	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	195,182	40,022	55,470	370,246	66,407	4,081
I-2	21,038	3,185	50,983	25,193	9,447	2,465
I-3	241	N/A	8,169	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	16,264	N/A	22,807	7,800	3,525	1,383
Class C	1,010	N/A	1,438	1,175	1,138	167
Class R	511	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.53	$12.90	$8.91	$6.62	$13.46	$10.06
I-2	9.53	12.90	8.91	6.62	13.46	10.06
I-3	9.53	N/A	8.91	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	9.53	N/A	8.91	6.62	13.46	10.06
Class C	9.53	N/A	8.91	6.62	13.46	10.06
Class R	9.53	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

38	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V	PIMCO Total Return ESG Fund

$1,249,362	$95,657	$5,907,395	$543,181	$229,697	$111,963	$1,652,201
7,695	13,189	2,023,307	16,035	N/A	N/A	238,006
N/A	246	78,647	N/A	N/A	N/A	5,023
N/A	N/A	N/A	N/A	N/A	N/A	14,528
N/A	22,830	219,470	N/A	10,118	N/A	11,708
N/A	669	24,781	N/A	N/A	N/A	763
N/A	N/A	N/A	N/A	N/A	N/A	N/A

140,091	11,500	640,917	69,491	25,588	11,912	228,201
863	1,586	219,514	2,051	N/A	N/A	32,873
N/A	30	8,532	N/A	N/A	N/A	694
N/A	N/A	N/A	N/A	N/A	N/A	2,007
N/A	2,745	23,812	N/A	1,127	N/A	1,617
N/A	80	2,689	N/A	N/A	N/A	105
N/A	N/A	N/A	N/A	N/A	N/A	N/A

$8.92	$8.32	$9.22	$7.82	$8.98	$9.40	$7.24
8.92	8.32	9.22	7.82	N/A	N/A	7.24
N/A	8.32	9.22	N/A	N/A	N/A	7.24
N/A	N/A	N/A	N/A	N/A	N/A	7.24
N/A	8.32	9.22	N/A	8.98	N/A	7.24
N/A	8.32	9.22	N/A	N/A	N/A	7.24
N/A	N/A	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

Investment Income:

Interest, net of foreign taxes*	$70,631	$23,916	$27,271	$85,867	$24,285	$2,342
Dividends	157	0	0	0	0	1
Dividends from Investments in Affiliates	3	635	1,000	3,134	4	4
Miscellaneous income	777	2	0	43	0	11
Total Income	71,568	24,553	28,271	89,044	24,289	2,358

Expenses:

Investment advisory fees	6,327	827	1,576	3,769	1,191	106
Supervisory and administrative fees	3,120	846	2,041	3,885	1,412	153
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	202	N/A	262	68	68	19
Distribution and/or servicing fees - Class C	56	N/A	68	26	78	10
Distribution and/or servicing fees - Class R	12	N/A	N/A	N/A	N/A	N/A
Trustee fees	7	2	3	8	2	0
Interest expense	912	16,800	3,409	31,633	5,874	9
Miscellaneous expense	16	0	1	3	1	2
Total Expenses	10,652	18,475	7,360	39,392	8,626	299
Waiver and/or Reimbursement by PIMCO	(96)	0	(18)	0	0	(14)
Net Expenses	10,556	18,475	7,342	39,392	8,626	285

Net Investment Income (Loss)	61,012	6,078	20,929	49,652	15,663	2,073

Net Realized Gain (Loss):

Investments in securities	(25,221)	(38,878)	(18,829)	(90,278)	(41,048)	(1,498)
Investments in Affiliates	0	2	1	77	0	0
Exchange-traded or centrally cleared financial derivative instruments	(23,462)	33,031	9,796	33,899	15,518	(1,051)
Over the counter financial derivative instruments	(7,995)	52	927	(3,595)	711	113
Short sales	0	0	(39)	0	0	0
Foreign currency	947	(12)	0	(48)	0	101

Net Realized Gain (Loss)	(55,731)	(5,805)	(8,144)	(59,945)	(24,819)	(2,335)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(42,180)	(184,195)	(75,352)	(366,383)	(161,513)	(606)
Investments in Affiliates	0	192	(11)	523	0	0
Exchange-traded or centrally cleared financial derivative instruments	56,826	35,384	8,940	60,915	10,600	1,641
Over the counter financial derivative instruments	13,167	(1,019)	3,728	(2,430)	(811)	197
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	(634)	(22)	0	(101)	0	(54)

Net Change in Unrealized Appreciation (Depreciation)	27,179	(149,660)	(62,695)	(307,476)	(151,724)	1,178

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,460	$(149,387)	$(49,910)	$(317,769)	$(160,880)	$916

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was May 01, 2023.

40	PIMCO BOND FUNDS

PIMCO Moderate Duration Fund	PIMCO Mortgage-Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V(a)	PIMCO Total Return ESG Fund

$33,731	$2,954	$205,457	$10,521	$5,259	$1,452	$40,028
0	0	0	0	0	0	0
562	286	3,868	1,124	27	0	0
89	0	3	0	11	0	134
34,382	3,240	209,328	11,645	5,297	1452	40,162

1,731	178	13,111	700	301	69	2,507
1,458	203	10,527	705	306	70	2,645
N/A	N/A	N/A	N/A	N/A	N/A	21
N/A	30	251	N/A	14	N/A	15
N/A	4	125	N/A	N/A	N/A	4
N/A	N/A	N/A	N/A	N/A	N/A	N/A
4	0	19	2	1	3	6
229	518	60,567	135	306	6	811
3	0	5	0	0	0	2
3,425	933	84,605	1,542	928	148	6,011
0	(0)	(19)	0	0	0	(1)
3,425	933	84,586	1,542	928	148	6,010

30,957	2,307	124,742	10,103	4,369	1,304	34,152

(3,473)	(6,523)	(44,354)	(7,235)	(7,989)	(385)	(74,640)
0	15	87	12	(1)	0	0
(9,400)	5,376	(208,132)	1,792	(169)	(861)	7,738
(677)	59	9,720	168	(637)	(53)	2,603
0	27	(105)	0	0	0	0
(216)	0	(410)	0	(106)	(5)	(454)

(13,766)	(1,046)	(243,194)	(5,263)	(8,902)	(1,304)	(64,753)

(34,369)	(4,557)	(316,002)	(29,618)	(5,771)	(3,476)	(72,853)
177	(4)	(3)	138	0	0	0
(2,671)	(2,456)	350,727	4,080	890	(242)	16,021
1,559	1,404	123,637	(130)	759	(2)	9,967
0	43	0	0	0	0	0
77	0	(29)	1	6	3	246

(35,227)	(5,570)	158,330	(25,529)	(4,116)	(3,717)	(46,619)

$(18,036)	$(4,309)	$39,878	$(20,689)	$(8,649)	$(3,717)	$(77,220)

$0	$0	$0	$0	$0	$0	$6

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Statements of Changes in Net Assets

	PIMCO Dynamic Bond Fund		PIMCO Extended Duration Fund		PIMCO GNMA and Government Securities Fund		PIMCO Long Duration Total Return Fund

(Amounts in thousands†)	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$61,012	$106,900	$6,078	$18,856	$20,929	$21,806	$49,652	$106,606
Net realized gain (loss)	(55,731)	(46,467)	(5,805)	26,360	(8,144)	(32,908)	(59,945)	(340,986)
Net change in unrealized appreciation (depreciation)	27,179	(161,551)	(149,660)	(224,571)	(62,695)	(63,002)	(307,476)	(245,680)

Net Increase (Decrease) in Net Assets Resulting from Operations	32,460	(101,118)	(149,387)	(179,355)	(49,910)	(74,104)	(317,769)	(480,060)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(30,837)	(102,983)	(5,873)	(18,116)	(10,408)	(20,842)	(51,427)	(104,250)
I-2	(3,403)	(11,845)	(352)	(901)	(8,864)	(16,330)	(2,585)	(3,275)
I-3	(38)	(272)	N/A	N/A	(1,429)	(1,154)	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(2,301)	(7,523)	N/A	N/A	(3,815)	(9,157)	(883)	(936)
Class C	(116)	(472)	N/A	N/A	(198)	(564)	(68)	(68)
Class R	(65)	(193)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	(634)	0	0
I-2	0	0	0	0	0	(507)	0	0
I-3	0	0	N/A	N/A	0	(33)	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	N/A	N/A	0	(301)	0	0
Class C	0	0	N/A	N/A	0	(22)	0	0
Class R	0	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(36,760)	(123,288)	(6,225)	(19,017)	(24,714)	(49,544)	(54,963)	(108,529)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(171,770)	(1,082,784)	64,979	114,111	80,731	156,239	(60,138)	110,352

Total Increase (Decrease) in Net Assets	(176,070)	(1,307,190)	(90,633)	(84,261)	6,107	32,591	(432,870)	(478,237)

Net Assets:

Beginning of period	2,409,442	3,716,632	648,003	732,264	1,230,685	1,198,094	3,108,993	3,587,230
End of period	$2,233,372	$2,409,442	$557,370	$648,003	$1,236,792	$1,230,685	$2,676,123	$3,108,993

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

42	PIMCO BOND FUNDS

PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Opportunities Fund		PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund		PIMCO Mortgage Opportunities and Bond Fund

Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$15,663	$16,959	$2,073	$3,404	$30,957	$40,646	$2,307	$4,245	$124,742	$274,585
(24,819)	(86,650)	(2,335)	(3,850)	(13,766)	(86,785)	(1,046)	(11,510)	(243,194)	96,817
(151,724)	(27,708)	1,178	(3,494)	(35,227)	17,355	(5,570)	(5,471)	158,330	(613,293)

(160,880)	(97,399)	916	(3,940)	(18,036)	(28,784)	(4,309)	(12,736)	39,878	(241,891)

(13,813)	(14,463)	(550)	(2,057)	(29,995)	(57,826)	(3,089)	(6,305)	(156,686)	(361,234)
(1,646)	(2,043)	(313)	(837)	(201)	(254)	(358)	(751)	(52,774)	(113,768)
N/A	N/A	N/A	N/A	N/A	N/A	(7)	(69)	(2,142)	(4,763)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(745)	(1,301)	(165)	(508)	N/A	N/A	(646)	(1,324)	(5,484)	(13,395)
(159)	(201)	(14)	(52)	N/A	N/A	(18)	(41)	(583)	(1,667)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0	0	(147)	0	(6,091)
0	0	0	0	0	0	0	(18)	0	(1,901)
N/A	N/A	N/A	N/A	N/A	N/A	0	(2)	0	(78)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	0	0	N/A	N/A	0	(33)	0	(222)
0	0	0	0	N/A	N/A	0	(1)	0	(33)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(16,363)	(18,008)	(1,042)	(3,454)	(30,196)	(58,080)	(4,118)	(8,691)	(217,669)	(503,152)

368,297	343,228	(7,792)	(47,400)	(82,652)	71,655	(27,580)	(5,855)	1,396,471	102,156

191,054	227,821	(7,918)	(54,794)	(130,884)	(15,209)	(36,007)	(27,282)	1,218,680	(642,887)

893,011	665,190	89,409	144,203	1,387,941	1,403,150	168,598	195,880	7,034,920	7,677,807
$1,084,065	$893,011	$81,491	$89,409	$1,257,057	$1,387,941	$132,591	$168,598	$8,253,600	$7,034,920

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Statements of Changes in Net Assets	(Cont.)

	PIMCO Total Return Fund II		PIMCO Total Return Fund IV		PIMCO Total Return Fund V	PIMCO Total Return ESG Fund

(Amounts in thousands†)	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Inception Date through September 30, 2023 (Unaudited)(a)	Six Month Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,103	$15,039	$4,369	$7,896	$1,304	$34,152	$61,456
Net realized gain (loss)	(5,263)	(24,818)	(8,902)	(17,671)	(1,304)	(64,753)	(147,901)
Net change in unrealized appreciation (depreciation)	(25,529)	(23,539)	(4,116)	(7,131)	(3,717)	(46,619)	(97,475)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,689)	(33,318)	(8,649)	(16,906)	(3,717)	(77,220)	(183,920)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(9,954)	(15,557)	(3,845)	(10,385)	(1,350)	(32,399)	(80,590)
I-2	(167)	(146)	N/A	N/A	N/A	(4,524)	(13,498)
I-3	N/A	N/A	N/A	N/A	N/A	(86)	(32	)(b)
Administrative Class	N/A	N/A	N/A	N/A	N/A	(291)	(785)
Class A	N/A	N/A	(162)	(388)	N/A	(197)	(627)
Class C	N/A	N/A	N/A	N/A	N/A	(12)	(27)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0
I-2	0	0	N/A	N/A	N/A	0	0
I-3	N/A	N/A	N/A	N/A	N/A	0	0	(b)
Administrative Class	N/A	N/A	N/A	N/A	N/A	0	0
Class A	N/A	N/A	0	0	N/A	0	0
Class C	N/A	N/A	N/A	N/A	N/A	0	0
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(c)	(10,121)	(15,703)	(4,007)	(10,773)	(1,350)	(37,509)	(95,559)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	24,760	(5,065)	7,843	(59,167)	117,030	(83,715)	(95,055)

Total Increase (Decrease) in Net Assets	(6,050)	(54,086)	(4,813)	(86,846)	111,963	(198,444)	(374,534)

Net Assets:

Beginning of period	565,266	619,352	244,628	331,474	0	2,120,673	2,495,207
End of period	$559,216	$565,266	$239,815	$244,628	$111,963	$1,922,229	$2,120,673

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was May 01, 2023.
(b)	Inception date of the Class I-3 was July 29, 2022.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

44	PIMCO BOND FUNDS

Statements of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(149,387)	$(317,769)	$(160,880)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,011,292)	(4,232,851)	(1,411,747)
Proceeds from sales of long-term securities	827,640	4,019,605	975,435
(Purchases) Proceeds from sales of short-term portfolio investments, net	(28,118)	(2,812)	2,785
(Increase) decrease in deposits with counterparty	(5,632)	(3,067)	(2,114)
(Increase) decrease in receivable for investments sold	36,146	(43,065)	11,883
(Increase) decrease in interest and/or dividends receivable	(1,570)	(2,486)	(3,306)
(Increase) decrease in dividends receivable from Affiliates	(24)	(20)	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	65,925	92,999	25,318
Proceeds from (Payments on) over the counter financial derivative instruments	(130)	(3,946)	686
Increase (decrease) in payable for investments purchased	(39,098)	(45,851)	(16,489)
Increase (decrease) in deposits from counterparty	(2,135)	(5,293)	(895)
Increase (decrease) in accrued investment advisory fees	(16)	(91)	31
Increase (decrease) in accrued supervisory and administrative fees	(17)	(86)	36
Increase (decrease) in accrued distribution fees	0	2	1
Increase (decrease) in accrued servicing fees	0	0	(2)
Proceeds from (Payments on) short sales transactions, net	0	(917)	(1)
Proceeds from (Payments on) foreign currency transactions	(34)	(149)	0
Net Realized (Gain) Loss
Investments in securities	38,878	90,278	41,048
Investments in Affiliates	(2)	(77)	0
Exchange-traded or centrally cleared financial derivative instruments	(33,031)	(33,899)	(15,518)
Over the counter financial derivative instruments	(52)	3,595	(711)
Foreign currency	12	48	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	184,195	366,383	161,513
Investments in Affiliates	(192)	(523)	0
Exchange-traded or centrally cleared financial derivative instruments	(35,384)	(60,915)	(10,600)
Over the counter financial derivative instruments	1,019	2,430	811
Foreign currency assets and liabilities	22	101	0
Net amortization (accretion) on investments	(11,283)	(7,666)	(1,315)

Net Cash Provided by (Used for) Operating Activities	(163,560)	(186,042)	(404,031)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	193,710	672,789	560,637
Payments on shares redeemed	(135,544)	(787,833)	(211,971)
Increase (decrease) in overdraft due to custodian	156	(84)	(153)
Cash distributions paid*	0	(1,681)	(389)
Proceeds from reverse repurchase agreements	23,512,934	100,519,874	5,672,551
Payments on reverse repurchase agreements	(23,815,092)	(100,234,819)	(5,794,406)
Proceeds from sale-buyback transactions	1,672,276	2,265,768	1,427,322
Payments on sale-buyback transactions	(1,263,907)	(2,237,935)	(1,247,558)

Net Cash Received from (Used for) Financing Activities	164,533	196,079	406,033

Net Increase (Decrease) in Cash and Foreign Currency	973	10,037	2,002

Cash and Foreign Currency:

Beginning of period	317	1,438	0
End of period	$1,290	$11,475	$2,002

* Reinvestment of distributions	$6,225	$53,216	$15,916

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$18,698	$32,273	$6,975

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO Dynamic Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%

Air Canada
9.128% due 08/11/2028		$1,975	$1,979

American Airlines, Inc.
10.338% due 04/20/2028		5,700	5,882

Carnival Corp.
8.327% due 08/08/2027		3,250	3,247

Hertz Corp.
8.681% due 06/30/2028		2,807	2,809

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		389	389

IRB Holding Corp.
8.416% due 12/15/2027		6,332	6,316

MPH Acquisition Holdings LLC
9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		4,704	4,445

Qatar National Bank QPSC
6.413% due 10/10/2023 «		4,600	4,600

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		5,269	5,266

SkyMiles IP Ltd.
9.076% due 10/20/2027		850	881

Spa Holdings 3 Oy
9.652% due 02/04/2028		1,658	1,620

United Airlines, Inc.
9.182% due 04/21/2028		1,476	1,481

Total Loan Participations and Assignments (Cost $38,993)			38,915

CORPORATE BONDS & NOTES 26.6%

BANKING & FINANCE 15.3%

ADLER Real Estate AG
3.000% due 04/27/2026	EUR	200	164

AerCap Ireland Capital DAC
3.300% due 01/30/2032		$3,700	2,943

American Assets Trust LP
3.375% due 02/01/2031		2,100	1,575

American Tower Corp.
1.875% due 10/15/2030		1,700	1,288
2.100% due 06/15/2030		700	545
3.650% due 03/15/2027		4,000	3,709
4.050% due 03/15/2032		700	604

Aviation Capital Group LLC
5.500% due 12/15/2024		1,400	1,377

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	359
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,128

Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	2,500	2,366

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	5,900	1,503

Banco Santander SA
1.849% due 03/25/2026		$5,000	4,499
2.958% due 03/25/2031		4,600	3,664
4.175% due 03/24/2028 •		5,000	4,619

Bank of America Corp.
3.384% due 04/02/2026 •		2,700	2,585
4.125% due 01/22/2024		11,000	10,945

Barclays PLC
2.894% due 11/24/2032 •		4,400	3,314
3.330% due 11/24/2042 •		4,300	2,747
3.650% due 03/16/2025		1,100	1,059
4.337% due 01/10/2028		800	742
4.375% due 01/12/2026		900	863
4.375% due 03/15/2028 •(j)(k)		2,400	1,672
4.836% due 05/09/2028		350	320
4.972% due 05/16/2029 •		1,900	1,776
7.385% due 11/02/2028 •		1,000	1,026
7.437% due 11/02/2033 •		1,300	1,336

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blue Owl Finance LLC
3.125% due 06/10/2031		$1,900	$1,423

BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,710
2.159% due 09/15/2029 •		6,400	5,281
2.871% due 04/19/2032 •		2,000	1,571
4.400% due 08/14/2028		6,000	5,582

Cooperatieve Rabobank UA
5.500% due 10/05/2026 (b)		1,900	1,895

CPI Property Group SA
1.500% due 01/27/2031	EUR	6,514	3,876
1.625% due 04/23/2027		100	80
2.750% due 05/12/2026		1,600	1,418
2.750% due 01/22/2028	GBP	2,400	2,082

Credit Suisse AG AT1 Claim ^		$8,700	913

Cromwell Ereit Lux Finco SARL
2.125% due 11/19/2025	EUR	4,500	4,201

CTP NV
0.625% due 09/27/2026		1,000	902

Deutsche Bank AG
0.898% due 05/28/2024 (l)		$2,100	2,027
1.625% due 01/20/2027	EUR	1,000	949
1.750% due 11/19/2030 •		600	504
2.129% due 11/24/2026 •(l)		$1,000	905
3.547% due 09/18/2031 •		5,600	4,518
3.729% due 01/14/2032 •(l)		1,700	1,266
5.882% due 07/08/2031 •		1,700	1,492
6.119% due 07/14/2026 •		11,700	11,578

Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,294
3.900% due 04/15/2032		$2,500	2,138

Extra Space Storage LP
2.350% due 03/15/2032		1,300	984

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,900	2,609

Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	105
3.375% due 11/13/2025		$2,500	2,322
3.664% due 09/08/2024		1,428	1,383
4.535% due 03/06/2025	GBP	600	705
5.125% due 06/16/2025		$200	194

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,657
3.615% due 03/15/2028 •		4,600	4,246
3.691% due 06/05/2028 •		16,100	14,846
5.798% due 08/10/2026 •		2,100	2,085

HSBC Holdings PLC
2.871% due 11/22/2032 •		5,700	4,385
4.583% due 06/19/2029 •		5,600	5,179
4.600% due 12/17/2030 •(j)(k)		2,800	2,123
5.875% due 09/28/2026 •(j)(k)	GBP	6,200	6,769
6.254% due 03/09/2034 •		$3,600	3,521

Huarong Finance Co. Ltd.
3.875% due 11/13/2029		400	316
4.250% due 11/07/2027		1,300	1,084
4.500% due 05/29/2029		2,100	1,674
4.750% due 04/27/2027		2,400	2,059

ING Groep NV
4.017% due 03/28/2028 •		3,500	3,251

Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,622
7.750% due 01/11/2027 •(j)(k)	EUR	1,700	1,749

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,443
2.963% due 01/25/2033 •		6,900	5,495
3.220% due 03/01/2025 •		4,000	3,948
4.005% due 04/23/2029 •		500	461

Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	2,499
3.750% due 03/18/2028 •		$1,900	1,746
4.947% due 06/27/2025 •(j)(k)	EUR	1,000	984

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		$3,800	3,272

Nationwide Building Society
4.302% due 03/08/2029 •		13,500	12,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
4.892% due 05/18/2029 •		$2,200	$2,059
5.125% due 05/12/2027 •(j)(k)	GBP	1,700	1,716
7.472% due 11/10/2026 •		$10,000	10,204
8.000% due 08/10/2025 •(j)(k)		900	875

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	958
2.450% due 09/15/2028		600	487

OneMain Finance Corp.
6.125% due 03/15/2024		2,425	2,420

Piper Sandler Cos.
5.200% due 10/15/2023		3,600	3,598

QBE Insurance Group Ltd.
7.500% due 11/24/2043 •(k)		17,650	17,661

RLJ Lodging Trust LP
4.000% due 09/15/2029		1,100	902

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,400	2,176

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	581

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,900	1,775

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,684

Societe Generale SA
4.677% due 06/15/2027		8,100	7,756
7.875% due 12/18/2023 •(j)(k)		600	597

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		4,800	3,645

UBS Group AG
3.091% due 05/14/2032 •		3,250	2,569
4.194% due 04/01/2031 •		1,000	874
4.375% due 02/10/2031 •(j)(k)		800	575
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	500	528
6.246% due 09/22/2029 •		$5,300	5,247
6.327% due 12/22/2027 •		5,700	5,693
6.373% due 07/15/2026 •		1,200	1,196

UniCredit SpA
7.830% due 12/04/2023		14,700	14,719

Ursa Re II Ltd.
9.386% (T-BILL 3MO + 3.940%) due 12/07/2027 ~		7,000	6,991

VICI Properties LP
5.625% due 05/01/2024		1,000	995

Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	8,913
3.584% due 05/22/2028 •		4,950	4,534

Weyerhaeuser Co.
4.000% due 04/15/2030		5,100	4,524

			342,912

INDUSTRIALS 9.2%

Air Canada
4.625% due 08/15/2029	CAD	800	520

Altice France Holding SA
4.000% due 02/15/2028	EUR	2,200	1,106

Altice France SA
4.250% due 10/15/2029		2,700	2,077
5.500% due 10/15/2029		$2,800	2,018

American Airlines Pass-Through Trust
3.150% due 08/15/2033		405	348
3.350% due 04/15/2031		1,605	1,432
3.375% due 11/01/2028		240	215
3.575% due 07/15/2029		534	490
3.650% due 02/15/2029		686	623
3.700% due 04/01/2028		1,214	1,109

American Airlines, Inc.
5.500% due 04/20/2026		1,742	1,703
5.750% due 04/20/2029		500	465

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,119

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	6,000	5,332

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
1.950% due 02/01/2024		$4,400	$4,340

Broadcom, Inc.
3.137% due 11/15/2035		5	4
4.000% due 04/15/2029		3,100	2,799
4.150% due 04/15/2032		3,100	2,692
4.926% due 05/15/2037		4	3

Caesars Entertainment, Inc.
6.250% due 07/01/2025		1,200	1,185

Carnival Holdings Bermuda Ltd.
10.375% due 05/01/2028		1,500	1,609

CCO Holdings LLC
5.000% due 02/01/2028		2,900	2,637

Centene Corp.
4.250% due 12/15/2027		1,700	1,569

Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,393
4.908% due 07/23/2025		15,700	15,346

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,236
5.875% due 03/31/2025		1,800	1,787

Chesapeake Energy Corp.
5.500% due 02/01/2026		700	678
5.875% due 02/01/2029		300	283

Cloud Software Group, Inc.
6.500% due 03/31/2029		4,300	3,807

Community Health Systems, Inc.
5.625% due 03/15/2027		1,300	1,117

Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,159
4.750% due 05/09/2032		300	278

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		454	446

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (c)		1,160	772

Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,620
4.750% due 01/15/2029		$7,200	6,500

DAE Funding LLC
1.625% due 02/15/2024		2,500	2,452

Delta Air Lines, Inc.
4.500% due 10/20/2025		975	947
7.000% due 05/01/2025		700	708
7.375% due 01/15/2026		6,900	6,991

DISH DBS Corp.
5.250% due 12/01/2026		1,200	1,022
5.750% due 12/01/2028		4,200	3,237

DISH Network Corp.
11.750% due 11/15/2027		3,300	3,329

EQT Corp.
6.125% due 02/01/2025		1,273	1,270

Exela Intermediate LLC (11.500% PIK)
11.500% due 04/15/2026 (c)		799	145

Expedia Group, Inc.
6.250% due 05/01/2025		484	485

FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,095

Ford Motor Co.
3.250% due 02/12/2032		1,900	1,466

Forward Air Corp.
9.500% due 10/15/2031 (b)		1,000	1,000

Fraport AG Frankfurt Airport Services Worldwide
2.125% due 07/09/2027	EUR	300	294

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$4,000	3,802

General Mills, Inc.
6.580% (TSFR3M + 1.272%) due 10/17/2023 ~		400	400

Haleon U.K. Capital PLC
3.125% due 03/24/2025		3,000	2,882

Haleon U.S. Capital LLC
3.375% due 03/24/2027		3,000	2,784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		$6,500	$5,628

Hyatt Hotels Corp.
1.800% due 10/01/2024		1,300	1,248

IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	3,600	3,583

INEOS Styrolution Group GmbH
2.250% due 01/16/2027 (n)		3,800	3,501

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$1,617	1,438

JetBlue Pass-Through Trust
4.000% due 05/15/2034		418	377

Kraft Heinz Foods Co.
5.000% due 07/15/2035		73	68

Marriott International, Inc.
2.750% due 10/15/2033		1,700	1,284

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		6,600	5,444

MGM China Holdings Ltd.
4.750% due 02/01/2027		700	629

Mileage Plus Holdings LLC
6.500% due 06/20/2027		3,375	3,347

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		3,400	2,892

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	303
3.522% due 09/17/2025		$700	662
4.345% due 09/17/2027		5,200	4,749
4.810% due 09/17/2030		1,100	949

NXP BV
4.400% due 06/01/2027		1,800	1,708

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,400	3,283

Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,577
10.000% due 02/07/2033		2,300	2,050

Prosus NV
1.207% due 01/19/2026	EUR	600	579
2.085% due 01/19/2030		1,400	1,143
2.778% due 01/19/2034		1,600	1,201

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$1,423	1,381

Sands China Ltd.
5.650% due 08/08/2028		1,500	1,413

Sprint Spectrum Co. LLC
4.738% due 03/20/2025		2,100	2,078

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	2,600	2,435

Studio City Finance Ltd.
5.000% due 01/15/2029		$1,200	904

T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,067
3.875% due 04/15/2030		2,100	1,861

TD SYNNEX Corp.
2.375% due 08/09/2028		1,300	1,070

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		247	234

Unigel Luxembourg SA
8.750% due 10/01/2026		3,700	1,249

United Airlines Pass-Through Trust
2.700% due 11/01/2033		429	355
5.875% due 04/15/2029		3,482	3,457

United Airlines, Inc.
4.375% due 04/15/2026		300	278
4.625% due 04/15/2029		1,600	1,377

UnitedHealth Group, Inc.
4.000% due 05/15/2029		4,000	3,745

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	4,300	4,217

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		$4,800	4,434

Wynn Las Vegas LLC
5.250% due 05/15/2027		600	559
5.500% due 03/01/2025		208	205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wynn Macau Ltd.
5.125% due 12/15/2029		$500	$413
5.500% due 01/15/2026		300	281
5.500% due 10/01/2027		600	536
5.625% due 08/26/2028		3,856	3,347

Wynn Resorts Finance LLC
5.125% due 10/01/2029		200	175

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,600

			205,440

UTILITIES 2.1%

AT&T, Inc.
4.300% due 02/15/2030		$105	96

Boston Gas Co.
3.757% due 03/16/2032		1,900	1,600

Georgia Power Co.
4.700% due 05/15/2032		6,900	6,399

Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,233
3.150% due 01/01/2026		1,500	1,396
3.250% due 06/01/2031		2,800	2,228
3.300% due 12/01/2027		1,000	884
3.400% due 08/15/2024		200	195
3.450% due 07/01/2025		300	285
3.500% due 06/15/2025		200	190
3.950% due 12/01/2047		600	385
4.200% due 03/01/2029		5,500	4,867
4.300% due 03/15/2045		700	475
4.400% due 03/01/2032		1,100	933
4.450% due 04/15/2042		400	286
4.500% due 07/01/2040		200	149
4.550% due 07/01/2030		1,000	884

Southern California Edison Co.
4.700% due 06/01/2027		3,100	3,009

Southern California Gas Co.
2.950% due 04/15/2027		5,900	5,416

Sprint LLC
7.625% due 03/01/2026		6,600	6,788

System Energy Resources, Inc.
2.140% due 12/09/2025		700	636

Telecom Italia SpA
7.875% due 07/31/2028	EUR	4,000	4,387

Verizon Communications, Inc.
3.875% due 03/01/2052		$3,400	2,396

			46,117

Total Corporate Bonds & Notes (Cost $669,131)			594,469

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Southwest Airlines Co.
1.250% due 05/01/2025		7,500	7,472

Total Convertible Bonds & Notes (Cost $7,500)			7,472

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		2,500	1,897

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035		943	983

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		158	82

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	$34,905	$2,755

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	314
3.501% due 06/01/2035	400	310

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	600	583
1.820% due 06/01/2026	200	181

		4,143

Total Municipal Bonds & Notes (Cost $8,969)		7,105

U.S. GOVERNMENT AGENCIES 50.6%

Fannie Mae
0.000% due 07/25/2043 •(a)	4,973	809
0.000% due 06/25/2050 ~(a)	8,235	320
0.654% due 11/25/2046 ~(a)	5,372	94
0.671% due 06/25/2047 •(a)	388	38
0.771% due 06/25/2048 •(a)	6,693	620
1.071% due 01/25/2042 •(a)	4,491	392
1.171% due 01/25/2041 •(a)	309	1
1.592% due 12/25/2042 ~(a)	10,125	460
3.621% due 12/01/2034 •	8	8
3.795% due 12/01/2034 •	5	5
4.000% due 02/01/2036 •	24	24
4.000% due 06/25/2050 (a)	7,324	1,406
4.124% due 03/01/2036 •	67	66
4.300% due 01/01/2036 •	33	33
4.323% due 09/01/2039 •	9	9
4.347% due 05/01/2036 •	1	1
4.353% due 08/01/2028 •	1	1
4.739% due 09/01/2031 •	4	4
4.780% due 05/25/2035 ~	5	5
4.797% due 12/01/2036 •	2	2
5.000% due 01/25/2035	4	4
5.000% due 06/25/2041 (a)	533	84
5.110% due 01/25/2032 þ	2	2
5.138% due 05/01/2036 •	21	21
5.390% due 11/01/2034 •	61	63
5.462% due 12/25/2036 •	18	17
5.522% due 03/25/2034 •	7	7
5.532% due 03/25/2036 •	6	6
5.552% due 08/25/2034 •	2	2
5.630% due 08/01/2042 - 10/01/2044 •	75	74
5.744% due 02/25/2033 þ	53	49
5.750% due 08/25/2033	22	22
5.779% due 03/25/2037 - 05/25/2042 •	44	44
5.878% due 10/18/2030 •	1	1
5.951% due 09/01/2034 •	3	3
5.978% due 04/18/2032 •	12	11
6.000% due 01/25/2033 - 07/25/2044	80	79
6.089% due 10/25/2031 þ	10	10
6.125% due 08/01/2029 •	2	2
7.500% due 06/25/2032	9	9

Freddie Mac
0.571% due 04/25/2048 - 11/25/2049 •(a)	19,988	1,965
1.500% due 02/25/2036 (a)	15,204	704
2.000% due 01/25/2051 (a)	5,196	463
3.000% due 12/15/2047 (a)	3,476	569
3.500% due 06/15/2049 (a)	3,047	561
4.000% due 07/01/2047 - 10/01/2047	71	65
4.000% due 06/15/2049 (a)	5,216	1,025
4.348% due 12/01/2032 •	1	1
4.422% due 07/25/2033 ~	1	1
4.588% due 08/15/2040 •	533	512
5.000% due 02/15/2048 (a)	292	61
5.358% due 09/01/2035 •	2	2
5.500% due 09/15/2039	23	22
5.509% due 03/01/2036 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.778% due 12/15/2029 •	$17	$17
5.928% due 01/15/2032 •	1	1
5.981% due 08/01/2035 •	2	2
6.000% due 05/15/2035	53	53
6.026% due 07/25/2044 •	708	646
6.500% due 10/25/2043	38	38
6.555% due 09/25/2029 ~	19	19
7.000% due 07/25/2043	26	26
7.002% due 11/25/2030 þ	2	1
7.500% due 08/15/2030 - 03/25/2044	44	46
8.610% due 12/25/2030 þ	75	70

Ginnie Mae
0.611% due 08/20/2049 - 09/20/2049 •(a)	13,868	1,066
2.625% due 07/20/2030 •	6	6
2.750% due 10/20/2027 - 10/20/2029 •	8	7
3.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	3	3
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	4	4
3.625% due 01/20/2027 •	12	12
3.875% due 04/20/2030 •	4	4
5.000% due 03/15/2039 - 05/15/2039	497	484
5.500% due 10/15/2034 - 03/15/2035	39	38
5.739% due 05/20/2037 •	230	228
6.000% due 06/20/2038	12	12
8.000% due 03/20/2030	5	5

Ginnie Mae, TBA
2.500% due 11/01/2053	4,400	3,600

U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.760% due 09/01/2025	7	7
5.600% due 09/01/2028	40	39
6.220% due 12/01/2028	37	36

Uniform Mortgage-Backed Security
3.000% due 03/01/2050	72,428	60,561
3.500% due 10/01/2040 - 06/01/2048	6,635	5,828
4.000% due 05/01/2047 - 04/01/2048	9,552	8,676
6.500% due 06/01/2036 - 08/01/2038	650	667

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2053	35,000	27,829
3.500% due 11/01/2053	77,600	66,803
4.000% due 10/01/2053 - 11/01/2053	106,200	94,654
4.500% due 11/01/2053	110,400	101,404
5.000% due 10/01/2053 - 11/01/2053	790,600	746,152

Total U.S. Government Agencies (Cost $1,182,465)		1,129,810

U.S. TREASURY OBLIGATIONS 12.2%

U.S. Treasury Bonds
2.500% due 02/15/2045	20	14

U.S. Treasury Notes
1.250% due 08/31/2024	83,300	80,173
1.875% due 08/31/2024 (p)(r)	19,690	19,061
2.250% due 11/15/2024 (p)(r)	71,718	69,296
2.375% due 08/15/2024 (p)	72,390	70,478
2.500% due 05/15/2024 (p)(r)	18,400	18,071
2.500% due 03/31/2027 (p)(r)	6,300	5,853
2.875% due 11/30/2023 (p)(r)	9,570	9,530

Total U.S. Treasury Obligations (Cost $281,652)		272,476

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%

Adjustable Rate Mortgage Trust
4.391% due 09/25/2035 ^~	3	2
4.599% due 10/25/2035 ^~	213	200
5.694% due 03/25/2036 •	203	121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Assets Trust
5.546% due 11/25/2046 •	$8,174	$2,502
5.596% due 10/25/2046 •	113	93
5.624% due 05/25/2046 ^•	242	199

Banc of America Funding Trust
2.911% due 10/20/2046 ^~	636	521
4.019% due 06/20/2037 ^«~	47	38
5.500% due 09/25/2034 «	26	23
5.500% due 09/25/2034	332	299
5.759% due 02/20/2047 •	838	849
5.806% due 03/25/2037 ^«~	5	5
5.819% due 10/20/2036 •	260	205
5.854% due 04/25/2037 ^•	218	179
5.878% due 10/25/2036 ^«~	147	119
5.999% due 06/20/2047 •	789	620
6.000% due 08/25/2037 ^	371	281
6.234% due 05/25/2037 ^•	145	122

Banc of America Mortgage Trust
4.170% due 02/25/2034 «~	21	20
4.663% due 05/25/2034 «~	51	47

BCAP LLC Trust
0.000% due 02/26/2036 ~	330	113
5.250% due 02/26/2036 ~	1,333	562
5.250% due 06/26/2037	293	256
18.222% due 04/26/2037 «~	288	121

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	27	17
3.250% due 02/25/2033 «~	1	1
4.094% due 05/25/2034 «~	5	5
4.678% due 04/25/2034 «~	20	19
4.827% due 01/25/2034 ~	105	101
4.903% due 11/25/2034 «~	1	1
4.996% due 05/25/2034 «~	11	10
5.016% due 08/25/2035 ^~	26	23
5.481% due 08/25/2035 «~	16	14
5.855% due 11/25/2034 «~	44	39

Bear Stearns ALT-A Trust
4.034% due 11/25/2036 ^~	370	172
4.070% due 03/25/2036 ~	747	453
4.161% due 03/25/2036 ^~	161	128
4.162% due 11/25/2035 ^~	61	47
4.293% due 08/25/2036 ^~	10	6
4.398% due 05/25/2035 ~	1,051	978
4.399% due 01/25/2036 ^~	395	360
5.754% due 08/25/2036 ^•	939	811
5.774% due 08/25/2036 ^•	370	337
5.834% due 02/25/2034 •	48	43
5.874% due 04/25/2036 ^•	1,025	893

Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 ^þ	558	462

Bear Stearns Mortgage Funding Trust
5.814% due 01/25/2037 •	1,156	1,044

Chase Mortgage Finance Trust
4.921% due 06/25/2035 «~	14	14
4.961% due 02/25/2037 «~	15	14

ChaseFlex Trust
5.734% due 07/25/2037 •	363	299
6.000% due 02/25/2037 ^	573	215

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.188% due 08/25/2037 ^þ	1,313	994

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 05/25/2036 •	448	400

Citicorp Mortgage Securities Trust
5.500% due 04/25/2037 «	13	11
6.000% due 09/25/2037 «	75	70

Citigroup Global Markets Mortgage Securities, Inc.
5.934% due 05/25/2032 «•	38	37

Citigroup Mortgage Loan Trust
4.183% due 02/25/2034 «~	7	7
4.910% due 11/25/2036 ^~	228	201
5.282% due 08/25/2035 ~	149	141
5.282% due 08/25/2035 ^~	17	14
5.720% due 09/25/2037 ^«~	327	286
6.285% due 09/25/2035 •	40	39
6.470% due 11/25/2035 •	136	134

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^«	$300	$250

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	390	222

Countrywide Alternative Loan Trust
3.784% due 10/25/2035 ^«~	245	194
4.093% due 06/25/2037 ^~	50	44
5.250% due 06/25/2035 ^	11	8
5.500% due 04/25/2035	275	223
5.500% due 08/25/2035 ^«•	46	36
5.500% due 09/25/2035 ^•	2,091	1,263
5.500% due 10/25/2035 ^«	199	109
5.500% due 11/25/2035 ^	1,215	696
5.500% due 12/25/2035 ^	165	89
5.500% due 12/25/2035 ^•	2,355	1,153
5.500% due 01/25/2036	186	107
5.500% due 03/25/2036 ^	39	16
5.500% due 05/25/2036 ^•	957	742
5.674% due 06/25/2036 •	512	452
5.714% due 04/25/2047 •	1,933	1,688
5.750% due 07/25/2035 ^	1,276	785
5.784% due 05/25/2036 ^•	931	375
5.784% due 05/25/2037 ^•	33	10
5.804% due 02/25/2037 ^•	7,111	2,420
5.814% due 09/25/2046 ^•	50	46
5.834% due 06/25/2037 •	11	9
5.899% due 07/20/2035 •	16	15
5.934% due 05/25/2037 ^•	806	251
5.934% due 09/25/2046 ^•	823	598
5.994% due 12/25/2035 •	237	209
6.000% due 04/25/2036 ^	598	287
6.000% due 05/25/2036 •	1,038	460
6.000% due 07/25/2036 ^•	836	307
6.000% due 01/25/2037 ^	681	359
6.000% due 02/25/2037 ^	1,997	881
6.000% due 03/25/2037 ^	669	255
6.000% due 08/25/2037 ^	482	245
6.079% due 11/20/2035 •	1,481	1,273
6.106% due 01/25/2036 •	490	447
6.250% due 11/25/2036 ^	344	255
6.334% due 12/25/2036 ^•	4,048	1,332
6.500% due 09/25/2037 ^	1,084	420

Countrywide Home Loan Mortgage Pass-Through Trust
3.484% due 06/20/2035 «~	2	2
3.604% due 09/25/2034 ^«~	8	7
3.841% due 12/25/2033 «~	10	9
3.861% due 11/25/2034 ~	25	22
4.223% due 03/25/2037 ^~	50	44
4.525% due 07/25/2034 «~	61	55
5.500% due 11/25/2035 ^	45	25
5.500% due 07/25/2037 ^	398	173
5.750% due 07/25/2037 ^	1,496	728
5.750% due 08/25/2037	6,179	3,227
6.000% due 02/25/2036 ^	333	136
6.000% due 03/25/2036 ^«	3	2
6.014% due 04/25/2035 «•	1	1
6.074% due 03/25/2035 •	80	74
6.094% due 02/25/2035 •	32	29
6.174% due 02/25/2035 •	571	486
6.194% due 09/25/2034 «•	2	2
6.537% due 02/20/2036 ^•	449	412
7.884% due 02/20/2036 ^•	97	82

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •	480	440
5.834% due 11/25/2034 •	12	11

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~	32	29
6.000% due 01/25/2036 ^	668	357

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	1	1
7.000% due 02/25/2034 «	70	67

Credit Suisse Mortgage Capital Certificates
4.109% due 07/27/2037 ~	1,375	1,305

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^	299	123
7.000% due 08/25/2037 ^~	802	480

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~		$306	$294
3.431% due 11/10/2032		1,200	988

DBGS Mortgage Trust
6.842% due 10/15/2036 •		1,000	933

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.534% due 08/25/2037 ^•		163	132
5.674% due 08/25/2036 ^•		1,159	1,050

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.734% due 04/25/2037 •		322	215

Downey Savings & Loan Association Mortgage Loan Trust
5.546% due 03/19/2046 ^•		290	233
5.962% due 08/19/2045 •		8	7

EMF-NL Prime BV
4.463% due 04/17/2041 •	EUR	1,480	1,502

Eurosail PLC
4.249% due 06/10/2044 •		7,000	7,179
5.163% due 10/17/2040 •		234	247

Extended Stay America Trust
6.526% due 07/15/2038 •		$11,501	11,414

First Horizon Alternative Mortgage Securities Trust
4.818% due 01/25/2036 ^~		2,111	1,129
4.974% due 03/25/2035 ~		16	9
5.454% due 06/25/2036 ^~		212	165
6.111% due 04/25/2036 ^~		172	143

First Horizon Mortgage Pass-Through Trust
5.466% due 08/25/2035 ~		78	54

GreenPoint Mortgage Funding Trust
5.874% due 06/25/2045 •		5	4
5.974% due 11/25/2045 •		34	29

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~		7	6

Grifonas Finance PLC
4.212% due 08/28/2039 •	EUR	318	322

GSMPS Mortgage Loan Trust
5.784% due 03/25/2035 •		$31	27

GSR Mortgage Loan Trust
4.479% due 06/25/2034 «~		24	22
5.750% due 03/25/2036 ^		137	119
5.750% due 01/25/2037 ^		332	197
6.000% due 02/25/2036 ^		1,120	481
6.000% due 03/25/2037 ^		669	360
6.000% due 05/25/2037 ^		202	144
6.500% due 09/25/2036 ^		323	153
6.780% due 03/25/2033 «•		2	2

HarborView Mortgage Loan Trust
4.740% due 06/19/2045 ^•		2,456	1,218
5.328% due 04/19/2034 «~		3	3
5.622% due 11/19/2036 •		86	74
5.622% due 11/19/2046 ^•		23	16
5.922% due 06/19/2035 •		19	18
5.942% due 01/19/2036 •		900	547
6.002% due 02/19/2036 •		607	301
6.062% due 11/19/2035 •		282	198
6.262% due 11/19/2034 ^•		273	230
6.942% due 10/19/2035 •		362	239

HomeBanc Mortgage Trust
3.931% due 04/25/2037 ^~		4,378	3,851

Impac CMB Trust
6.094% due 03/25/2035 «•		47	42

Impac Secured Assets Trust
6.134% due 05/25/2036 •		33	30

Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051		102	99

IndyMac IMSC Mortgage Loan Trust
3.840% due 06/25/2037 ^~		473	305

IndyMac INDA Mortgage Loan Trust
3.732% due 12/25/2036 ^~		19	16
4.321% due 01/25/2036 ~		363	339

IndyMac INDX Mortgage Loan Trust
3.378% due 01/25/2036 ^~		205	179
3.708% due 06/25/2036 ~		488	419

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.913% due 12/25/2034 ~	$190	$180
4.838% due 10/25/2034 ~	654	618
5.594% due 04/25/2037 •	259	232
5.814% due 09/25/2046 •	18	15
5.834% due 11/25/2046 •	261	234
5.934% due 02/25/2037 •	1,174	730

JP Morgan Alternative Loan Trust
4.561% due 05/25/2037 ^~	670	603
5.500% due 11/25/2036 ^«~	1	0
5.714% due 03/25/2037 •	460	463
5.794% due 06/25/2037 •	4,063	2,171
5.843% due 05/26/2037 ~	2,662	1,973
5.935% due 06/27/2037 •	192	137
6.810% due 08/25/2036 ^þ	757	698

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	1,300	1,170
5.929% due 04/15/2037 •	976	900

JP Morgan Mortgage Trust
3.983% due 05/25/2034 «~	41	36
4.027% due 11/25/2033 «~	4	4
4.255% due 04/25/2036 ^~	94	80
4.336% due 11/25/2035 ^~	163	133
4.495% due 04/25/2037 ^«~	19	13
4.528% due 07/25/2035 ~	11	10
5.750% due 01/25/2036 ^	747	344
5.750% due 01/25/2036 ^«	32	14
6.000% due 08/25/2037 ^	10	5
6.250% due 07/25/2036 ^	1,293	463
6.500% due 01/25/2036 ^	409	214
6.500% due 08/25/2036 ^	1,414	473

Lehman XS Trust
5.834% due 08/25/2046 •	1,042	942
5.894% due 04/25/2046 ^•	148	203

MASTR Adjustable Rate Mortgages Trust
4.228% due 05/25/2034 ~	58	53
5.387% due 11/21/2034 ~	14	13
6.034% due 05/25/2047 ^«•	4	3

MASTR Seasoned Securitization Trust
4.699% due 10/25/2032 «~	6	5

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	27	25

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •	50	47

Merrill Lynch Mortgage Investors Trust
0.208% due 11/25/2029 ~(a)	569	1
3.716% due 03/25/2036 ^~	736	409
4.530% due 02/25/2036 ~	363	351
4.929% due 02/25/2033 ~	7	7
4.970% due 05/25/2033 «~	2	2

Morgan Stanley Mortgage Loan Trust
3.269% due 07/25/2035 ~	79	69
3.932% due 12/25/2037 ~	1,134	773
4.022% due 08/25/2034 «~	30	27
4.627% due 07/25/2035 ^~	59	49
5.217% due 08/25/2034 «~	4	3
5.694% due 03/25/2036 •	196	132
6.466% due 06/25/2036 ~	13	13
7.125% due 06/25/2036 ~	1,344	1,259

NAAC Reperforming Loan REMIC Trust
6.500% due 02/25/2035 ^	404	356

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037	330	277
3.917% due 11/15/2032 ~	1,170	1,014

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	7,140	6,626
2.750% due 11/25/2059 ~	11,370	10,470

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~	301	168
5.181% due 08/25/2035 «~	28	27
5.854% due 06/25/2037 •	3,605	3,131

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.194% due 12/25/2035 •	1,839	1,697

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Mortgage Trust
5.834% due 02/25/2034 •		$1	$1

RBSGC Mortgage Pass-Through Loan Trust
5.500% due 11/25/2035 ^~		1,707	1,390

RBSSP Resecuritization Trust
4.528% due 06/27/2036 •		2,083	2,027
5.669% due 06/27/2036 •		3,500	2,781
5.669% due 08/27/2037 •		335	324

Residential Accredit Loans, Inc. Trust
1.828% due 12/26/2034 ^~		149	56
4.131% due 02/25/2035 ^~		461	393
5.041% due 01/25/2036 ^~		1,138	821
5.684% due 02/25/2036 ^•		135	86
5.714% due 01/25/2037 •		134	146
5.794% due 05/25/2036 •		772	687
5.804% due 12/25/2036 «•		55	45
5.834% due 11/25/2036 ^•		176	119
5.934% due 08/25/2037 •		39	35
6.000% due 06/25/2036 ^		163	126
6.106% due 09/25/2037 ~		6,768	4,883
6.234% due 10/25/2045 «•		114	92
6.500% due 09/25/2037 ^		215	166

Residential Asset Securitization Trust
5.500% due 09/25/2035 ^«		82	39
5.500% due 12/25/2035 ^		230	107
5.750% due 02/25/2036 ^		789	300
5.834% due 01/25/2046 ^•		1,482	437
5.884% due 02/25/2034 «•		49	45
6.000% due 07/25/2036 «		345	179
6.000% due 07/25/2037 ^		1,358	549

Residential Funding Mortgage Securities, Inc. Trust
2.450% due 09/25/2036 ^«~		14	6
4.635% due 02/25/2036 ^~		230	201
6.000% due 10/25/2036 ^		289	213
6.500% due 03/25/2032 «		11	11

RMAC Securities PLC
5.488% due 06/12/2044 •	GBP	477	563

Sequoia Mortgage Trust
3.482% due 09/20/2046 ^~		$38	26

STRIPs Ltd.
5.000% due 03/27/2049		239	6

Structured Adjustable Rate Mortgage Loan Trust
3.956% due 04/25/2036 ^~		275	158
4.217% due 09/25/2036 ^~		187	127
4.397% due 10/25/2036 ^~		284	157
5.050% due 01/25/2035 «~		57	51
5.754% due 10/25/2035 •		2,088	1,889
5.814% due 03/25/2034 «~		5	4
5.874% due 06/25/2037 •		1,023	889
6.026% due 01/25/2035 ^•		11	9

Structured Asset Mortgage Investments Trust
5.554% due 08/25/2036 •		110	93
5.794% due 07/25/2046 •		1,540	1,255
5.854% due 05/25/2036 •		90	59
5.854% due 08/25/2036 ^•		541	433
5.894% due 05/25/2045 •		26	23
5.942% due 07/19/2035 •		91	86
5.994% due 02/25/2036 ^•		159	129
6.022% due 07/19/2034 «•		3	3
6.034% due 08/25/2036 ^•		488	339
6.102% due 09/19/2032 •		1	1
6.142% due 03/19/2034 •		1	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.528% due 03/25/2033 «~		18	17

Thornburg Mortgage Securities Trust
5.129% due 10/25/2043 ~		57	52
7.431% due 06/25/2037 •		12,292	10,551

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	7,883	9,629

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$15,865	14,556

Wachovia Mortgage Loan Trust LLC
4.498% due 10/20/2035 ~		232	217
4.624% due 05/20/2036 ^«~		61	56

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.444% due 03/25/2037 ^~		$13,922	$11,341
3.523% due 10/25/2036 ^~		17	15
3.770% due 07/25/2037 ^~		219	182
3.826% due 06/25/2037 ^~		914	799
3.873% due 10/25/2036 ^~		484	417
3.879% due 05/25/2037 ^~		27	22
3.968% due 12/25/2046 •		255	238
4.014% due 03/25/2033 ~		21	20
4.035% due 01/25/2036 ~		417	373
4.072% due 03/25/2035 ~		84	80
4.269% due 12/25/2046 •		149	129
4.279% due 03/25/2034 ~		1	1
4.325% due 12/25/2032 ~		1,491	1,420
4.664% due 05/25/2046 •		92	77
4.825% due 06/25/2033 «~		35	33
5.148% due 08/25/2035 «~		183	172
5.356% due 01/25/2047 •		71	64
5.376% due 06/25/2047 ^•		42	29
5.606% due 06/25/2046 •		418	370
5.704% due 12/25/2045 •		3	3
5.724% due 12/25/2045 •		290	258
5.826% due 11/25/2042 •		5	5
5.913% due 09/25/2033 «~		3	3
5.972% due 10/25/2034 ~		73	66
6.026% due 06/25/2042 •		83	76
6.026% due 08/25/2042 •		53	50

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	697
6.169% due 12/21/2049 •		3,915	4,781
6.869% due 12/21/2049 •		910	1,100
7.369% due 12/21/2049 •		455	547
7.869% due 12/21/2049 •		260	312
8.369% due 12/21/2049 •		260	306

Washington Mutual Mortgage Pass-Through Certificates Trust
4.322% due 06/25/2033 ~		$14	13
5.396% due 04/25/2047 •		2,784	2,151
5.500% due 11/25/2035 «		93	68
5.750% due 11/25/2035 ^		557	476
5.750% due 01/25/2036 ^•		2,154	1,683
6.000% due 10/25/2035 ^		321	232

Wells Fargo Alternative Loan Trust
5.784% due 06/25/2037 ^•		762	535

Wells Fargo Mortgage-Backed Securities Trust
4.770% due 04/25/2036 ~		34	32

Total Non-Agency Mortgage-Backed Securities (Cost $228,110)			205,766

ASSET-BACKED SECURITIES 27.0%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		3,700	3,686

ABFC Trust
5.544% due 01/25/2037 •		2,543	1,453
5.594% due 01/25/2037 •		1,222	698
5.734% due 05/25/2037 •		10,741	9,892
6.134% due 06/25/2034 •		321	311
6.434% due 06/25/2037 •		36	27
6.484% due 03/25/2034 ^•		648	611
6.559% due 12/25/2032 «•		186	179

ACAS CLO Ltd.
6.462% due 10/18/2028 •		5,716	5,698

ACE Securities Corp. Home Equity Loan Trust
5.674% due 08/25/2036 ^•		2,906	705
5.754% due 08/25/2036 ^•		1,558	378
5.834% due 12/25/2036 •		4,935	1,287
6.409% due 11/25/2033 •		138	133

Aegis Asset-Backed Securities Trust
6.434% due 03/25/2035 ^•		164	153

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		2,038	2,037

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.559% due 11/25/2034 •		870	820

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •		212	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		$6,608	$6,600
6.710% due 07/15/2032 •		800	796
6.747% due 07/22/2032 •		4,400	4,371

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		3,721	3,730

Apidos CLO
6.500% due 07/17/2030 •		1,773	1,768

Ares CLO Ltd.
6.440% due 01/15/2029 •		4,203	4,196
6.620% due 01/15/2032 •		2,000	1,995

Ares European CLO DAC
4.443% due 10/15/2031 •	EUR	13,994	14,602
4.555% due 04/20/2032 •		3,300	3,421

Argent Securities Trust
5.544% due 09/25/2036 •		$366	119
5.584% due 09/25/2036 •		863	280
5.734% due 06/25/2036 •		3,396	907
5.734% due 07/25/2036 •		2,041	524

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.553% due 02/25/2034 •		543	518

Asset-Backed Securities Corp. Home Equity Loan Trust
6.164% due 02/25/2035 •		540	544

Aurium CLO DAC
4.393% due 01/16/2031 •	EUR	6,687	6,981

Avoca CLO DAC
4.471% due 01/12/2031 •		487	510

Bayview Financial Revolving Asset Trust
6.363% due 02/28/2040 «•		$55	47

Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2036 «		55	52
5.508% due 11/25/2035 ^•		1,154	1,146
5.594% due 02/25/2036 •		1,644	1,638
5.754% due 08/25/2036 •		2,403	2,283
6.169% due 09/25/2035 •		1,136	1,129
6.234% due 09/25/2046 •		270	253
6.434% due 11/25/2042 •		3	3
6.500% due 10/25/2036 ^		4,723	2,039

Belle Haven ABS CDO Ltd.
5.156% due 11/03/2044 •		33,772	10,311

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		8,247	8,233

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		4,673	4,660

Cairn CLO DAC
4.443% due 10/15/2031 •	EUR	5,998	6,225

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		6,866	7,121
4.671% due 08/15/2032 •		2,200	2,274

Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •		$7,695	7,670
6.687% due 04/22/2032 •		900	897

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		4,679	4,659

Carrington Mortgage Loan Trust
5.594% due 10/25/2036 •		814	626
5.914% due 06/25/2036 •		2,739	2,591
6.334% due 05/25/2034 •		981	946

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		8,560	8,543

CIFC Funding Ltd.
6.557% due 10/24/2030 •		8,702	8,692

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		11,398	11,073

Citigroup Mortgage Loan Trust
5.754% due 09/25/2036 •		9,114	6,550
5.754% due 12/25/2036 •		1,633	1,047

Citius Funding Ltd.
5.692% due 05/05/2046 ^•(d)		435,816	44

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		3,966	3,904

Countrywide Asset-Backed Certificates Trust
5.574% due 08/25/2037 •		540	533
5.744% due 09/25/2037 ^•		1,683	1,393

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.114% due 12/25/2036 ^•	$157	$117
6.154% due 07/25/2034 •	219	216
6.934% due 02/25/2035 •	1,701	1,663

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •	2	2

Credit-Based Asset Servicing & Securitization LLC
6.184% due 04/25/2036 «•	263	289

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.316% due 03/25/2037 ^þ	7,861	2,897

Credit-Based Asset Servicing & Securitization Trust
3.163% due 01/25/2037 ^þ	1,153	361
5.734% due 11/25/2036 •	833	368

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •	1,504	1,502
6.747% due 10/23/2031 •	4,604	4,590

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 ^«þ	134	124

Elevation CLO Ltd.
6.563% due 10/25/2030 •	4,702	4,692

Fieldstone Mortgage Investment Trust
5.749% due 11/25/2036 •	1,360	783

First Franklin Mortgage Loan Asset-Backed Certificates
6.259% due 05/25/2034 •	266	262

First Franklin Mortgage Loan Trust
6.379% due 03/25/2035 •	1,382	1,348
6.709% due 07/25/2034 •	194	189

Fremont Home Loan Trust
5.564% due 11/25/2036 •	4,859	1,693
5.584% due 01/25/2037 •	1,377	624
5.914% due 02/25/2037 •	3,470	1,180
5.934% due 05/25/2036 •	8,518	4,934
6.304% due 05/25/2034 •	2,795	2,590

GE-WMC Mortgage Securities Trust
5.734% due 08/25/2036 •	2,347	988

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •	6,974	6,958

GSAA Home Equity Trust
4.999% due 09/25/2035 «~	80	68
5.994% due 07/25/2037 •	31,412	15,346
6.334% due 08/25/2037 •	110	107

GSAMP Trust
3.422% due 11/25/2034 •	776	734
5.484% due 12/25/2046 •	1,013	501
5.534% due 12/25/2046 •	3,696	1,829
5.584% due 12/25/2046 •	2,378	1,177
5.664% due 12/25/2046 •	457	226
5.734% due 09/25/2036 •	1,426	505
5.914% due 08/25/2036 •	736	570
5.974% due 04/25/2036 •	2,149	1,339

Home Equity Loan Trust
5.774% due 04/25/2037 •	3,000	2,439

Home Equity Mortgage Loan Asset-Backed Trust
5.594% due 07/25/2037 •	2,610	1,410
5.634% due 07/25/2037 •	2,692	1,454
5.674% due 04/25/2037 •	1,808	1,172

Home Equity Mortgage Trust
5.867% due 07/25/2036 ^«þ	138	16

HSI Asset Securitization Corp. Trust
5.624% due 01/25/2037 •	1,415	985
5.654% due 12/25/2036 •	3,449	927
5.774% due 12/25/2036 •	998	263
5.874% due 12/25/2036 •	7,382	1,949

IXIS Real Estate Capital Trust
5.894% due 01/25/2037 •	3,804	1,362

JP Morgan Mortgage Acquisition Trust
5.734% due 07/25/2036 •	1,276	540
5.754% due 07/25/2036 ^•	1,295	347
6.630% due 07/25/2036 ^þ	1,031	296

KKR CLO Ltd.
6.520% due 07/15/2030 •	4,460	4,441

L2L Education Loan Trust
5.787% due 06/15/2031 •	1,191	1,190

LCM LP
6.588% due 07/20/2030 •	3,452	3,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
5.954% due 05/25/2046 ^•		$23,466	$20,737

Long Beach Mortgage Loan Trust
5.976% due 07/25/2032 ^«•		72	68
6.034% due 02/25/2036 •		1,511	1,207

Magnetite Ltd.
6.506% due 11/15/2028 •		7,407	7,383

Marathon Static CLO Ltd.
7.152% due 07/20/2030 •		10,000	10,000

Marble Point CLO Ltd.
6.610% due 10/15/2030 •		4,182	4,175

MASTR Asset-Backed Securities Trust
5.484% due 10/25/2036 •		883	284
5.534% due 11/25/2036 •		54	17
5.674% due 10/25/2036 •		1,685	1,456
5.734% due 08/25/2036 •		838	323
5.914% due 03/25/2036 •		2,567	1,555
6.184% due 10/25/2035 ^•		565	516

Merrill Lynch Mortgage Investors Trust
4.169% due 02/25/2037 ^þ		1,545	207
5.654% due 08/25/2037 •		1,685	859
5.734% due 08/25/2037 •		10,166	5,187
6.334% due 02/25/2047 •		437	254

MidOcean Credit CLO
6.661% due 01/29/2030 •		1,849	1,851
6.691% due 02/20/2031 •		3,691	3,689

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 12/25/2036 •		3,092	1,511
5.544% due 03/25/2037 •		1,337	573
5.574% due 11/25/2036 •		8,138	3,801
5.584% due 10/25/2036 •		18,281	9,438
5.584% due 11/25/2036 •		2,600	1,470
5.584% due 12/25/2036 •		684	334
5.614% due 02/25/2037 •		2,012	629
5.634% due 02/25/2037 •		54	26
5.654% due 11/25/2036 •		4,400	2,055
5.684% due 03/25/2037 •		14,341	6,144
5.734% due 09/25/2036 •		9,337	3,337
5.754% due 09/25/2036 •		1,574	687
5.794% due 02/25/2037 •		1,446	452
5.914% due 06/25/2036 •		882	461
5.934% due 08/25/2036 •		109	56
6.349% due 03/25/2035 •		127	126
6.484% due 09/25/2033 •		445	438
6.484% due 06/25/2035 ^•		4,000	3,620

Morgan Stanley Home Equity Loan Trust
5.534% due 12/25/2036 •		1,338	647

Nelnet Student Loan Trust
5.426% due 10/25/2033 •		157	154
5.603% due 03/23/2037 •		91	90

New Century Home Equity Loan Trust
8.434% due 01/25/2033 ^•		301	249

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.094% due 10/25/2036 ^•		4,144	926
6.234% due 02/25/2037 ^•		420	122

NovaStar Mortgage Funding Trust
5.734% due 09/25/2036 •		3,222	1,404
5.774% due 11/25/2036 •		7,234	2,220
5.854% due 01/25/2037 •		2,873	1,019
5.934% due 10/25/2036 •		1,085	576

Oaktree CLO Ltd.
6.717% due 04/22/2030 •		2,100	2,084

OCP Euro CLO DAC
4.578% due 09/22/2034 •	EUR	7,400	7,721

Octagon Investment Partners Ltd.
6.631% due 02/14/2031 •		$1,500	1,494

Option One Mortgage Loan Trust
5.564% due 07/25/2037 •		876	552
5.614% due 04/25/2037 •		898	451
5.654% due 01/25/2037 •		753	436
5.674% due 04/25/2037 •		946	542
5.684% due 03/25/2037 •		492	241
5.684% due 07/25/2037 •		1,185	748

Ownit Mortgage Loan Trust
3.156% due 10/25/2035 þ		606	344
5.729% due 05/25/2037 •		1,534	1,171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OZLM Ltd.
6.550% due 10/17/2029 •		$2,296	$2,297
6.748% due 07/20/2032 •		4,600	4,539

Palmer Square CLO Ltd.
6.570% due 10/17/2031 •		1,500	1,493

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •	EUR	11,419	11,947

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$1,512	1,505
6.388% due 07/20/2029 •		7,463	7,433

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.234% due 12/25/2034 •		667	644

People’s Financial Realty Mortgage Securities Trust
5.574% due 09/25/2036 •		2,293	627

RAAC Trust
6.034% due 06/25/2044 •		214	178

Rad CLO Ltd.
6.727% due 07/24/2032 •		5,450	5,435

Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,491	3,489
5.612% due 04/25/2037 þ		3,801	1,059

Residential Asset Securities Corp. Trust
5.954% due 07/25/2036 ^•		13,154	11,604
5.974% due 07/25/2036 •		2,447	2,092
6.274% due 12/25/2034 •		120	119
6.469% due 08/25/2035 •		1,729	1,687

Romark CLO Ltd.
6.637% due 10/23/2030 •		4,864	4,847

Saranac CLO Ltd.
6.807% due 08/13/2031 •		3,700	3,690

Saxon Asset Securities Trust
2.018% due 03/25/2035 ^•		122	116
5.774% due 10/25/2046 •		512	495

Sculptor European CLO DAC
4.447% due 01/14/2032 •	EUR	7,200	7,452

Securitized Asset-Backed Receivables LLC Trust
5.934% due 03/25/2036 •		$2,453	1,515
6.199% due 02/25/2034 •		497	493

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	8,100	8,435

SG Mortgage Securities Trust
5.584% due 10/25/2036 •		$2,890	2,601
5.644% due 10/25/2036 •		2,300	1,598
5.974% due 02/25/2036 •		5,056	2,573

Sierra Madre Funding Ltd.
5.822% due 09/07/2039 •		12,667	8,804
5.842% due 09/07/2039 •		29,564	20,582

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •		2,181	2,175

SLM Student Loan Trust
6.929% due 06/25/2043 •		103	98
6.929% due 09/25/2076 •		104	97
7.229% due 11/25/2070 •		141	136

Sound Point CLO Ltd.
6.507% due 01/23/2029 •		1,736	1,736
6.568% due 10/20/2030 •		4,430	4,416
6.593% due 07/25/2030 •		2,112	2,107
6.798% due 07/20/2032 •		5,500	5,425

Soundview Home Loan Trust
5.544% due 02/25/2037 •		4,191	1,179
5.994% due 10/25/2036 •		2,359	2,272
6.384% due 09/25/2037 •		2,064	1,605

Specialty Underwriting & Residential Finance Trust
5.554% due 03/25/2037 •		665	364
5.734% due 09/25/2037 •		3,903	1,265

Stratus CLO Ltd.
6.538% due 12/29/2029 •		3,956	3,941

Structured Asset Investment Loan Trust
6.154% due 10/25/2035 •		370	356
6.409% due 01/25/2035 •		1,713	1,517
6.559% due 01/25/2035 •		606	486
6.814% due 04/25/2033 «•		36	34
7.009% due 01/25/2035 •		684	488
7.159% due 01/25/2035 ^•		585	239

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Trust
6.124% due 09/25/2035 •		$6,180	$5,772

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		3,421	3,401

Talon Funding Ltd.
6.153% due 06/05/2035 •		1,445	285

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		9,300	9,256

TCW CLO Ltd.
6.583% due 04/25/2031 •		5,302	5,289

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	2,500	2,598

Triaxx Prime CDO Ltd.
5.703% due 10/02/2039 •		$3,599	24

Venture CLO Ltd.
6.488% due 10/20/2028 •		637	636
6.578% due 07/20/2030 •		2,344	2,329
6.608% due 04/20/2029 •		2,706	2,706
6.791% due 07/30/2032 •		4,900	4,852

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		726	726
6.628% due 09/15/2030 •		4,917	4,912
6.708% due 07/20/2032 •		6,200	6,158

Voya CLO Ltd.
6.520% due 04/17/2030 •		742	740
6.570% due 10/15/2030 •		2,472	2,465

Washington Mutual Asset-Backed Certificates Trust
5.914% due 05/25/2036 •		1,270	955

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		760	759
6.478% due 07/20/2029 •		3,275	3,272
6.648% due 10/20/2029 •		1,059	1,058

Wind River CLO Ltd.
6.650% due 07/15/2031 •		7,000	6,960

Total Asset-Backed Securities (Cost $729,565)			602,285

SOVEREIGN ISSUES 6.8%

Argentina Government International Bond
0.750% due 07/09/2030 þ		4,802	1,328
1.000% due 07/09/2029		685	189
3.500% due 07/09/2041 þ		132	34
3.625% due 07/09/2035 þ		14,347	3,583
15.500% due 10/17/2026	ARS	31,710	8

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (g)	BRL	234,100	45,277

Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,510

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	35,428	1,706
4.000% due 11/30/2028 (i)		46,332	2,496
5.400% due 02/09/2028		$1,000	987
6.350% due 02/09/2035		2,600	2,548

New Zealand Government International Bond
2.000% due 09/20/2025 (i)	NZD	20,704	12,171
3.000% due 09/20/2030 (i)		5,516	3,300

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	325,460	374

Romania Government International Bond
1.750% due 07/13/2030	EUR	3,600	2,885

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Russia Government International Bond
5.100% due 03/28/2035 ^(d)		$1,000	$422
5.250% due 06/23/2047 ^(d)		800	292

South Africa Government International Bond
4.850% due 09/30/2029		10,000	8,594
10.500% due 12/21/2026	ZAR	905,500	49,228

Turkey Government International Bond
5.750% due 03/22/2024		$3,000	2,986
6.350% due 08/10/2024		12,400	12,362

Total Sovereign Issues (Cost $182,051)			152,280

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Urbi Desarrollos Urbanos SAB de CV (e)		477	0

ENERGY 0.0%

Constellation Oil ‘B’ «(e)(l)		1,262,836	137

FINANCIALS 0.0%

Intelsat Emergence SA «(e)(l)		22,273	597

Total Common Stocks (Cost $2,728)			734

RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(e)		2,332	22

Total Rights (Cost $0)			22

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(l)		1	0

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		2,332	22

Total Warrants (Cost $0)			22

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500%		3,500	3,902

Total Convertible Preferred Securities (Cost $4,179)			3,902

PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.9%

AGFC Capital Trust
7.320% (TSFR3M + 2.012%) due 01/15/2067 ~		6,600,000	3,493

		SHARES	MARKET VALUE (000S)

Bank of America Corp.
4.300% due 01/28/2025 •(j)		3,900,000	$3,602
5.875% due 03/15/2028 •(j)		1,600,000	1,453

CaixaBank SA
6.750% due 06/13/2024 •(j)(k)		200,000	210

JPMorgan Chase & Co.
5.000% due 08/01/2024 •(j)		7,900,000	7,670

Nationwide Building Society
10.250% ~		4,096	570

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(j)		3,571,675	3,479

Wells Fargo & Co.
3.900% due 03/15/2026 •(j)		400,000	349

Total Preferred Securities (Cost $22,715)			20,826

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.4%

REPURCHASE AGREEMENTS (m) 17.0%
			379,920

ARGENTINA TREASURY BILLS 0.2%
70.358% due 10/18/2023 - 11/23/2023 (f)(g)(i)	ARS	2,728,707	3,735

HUNGARY TREASURY BILLS 1.2%
13.178% due 10/05/2023 (g)(h)	HUF	9,789,000	26,546

Total Short-Term Instruments (Cost $411,228)			410,201

Total Investments in Securities (Cost $3,769,286)			3,446,285

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		9,337	91

Total Short-Term Instruments (Cost $91)			91

Total Investments in Affiliates (Cost $91)			91

Total Investments 154.3% (Cost $3,769,377)			$3,446,376

Financial Derivative Instruments (o)(q) (0.1)% (Cost or Premiums, net $(1,275))			(2,465)

Other Assets and Liabilities, net (54.2)%			(1,210,539)

Net Assets 100.0%			$2,233,372

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

52	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

(l)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$ 137	$137	0.00%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 0.898% due 05/28/2024	05/25/2021	2,100	2,027	0.09
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	1,000	905	0.04
Deutsche Bank AG 3.729% due 01/14/2032	01/27/2021 - 01/28/2021	1,707	1,266	0.06
Intelsat Emergence SA	09/05/2018 - 07/03/2023	2,086	597	0.03

		$ 7,030	$4,932	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.360%	09/29/2023	10/02/2023	$26,300	U.S. Treasury Bills 0.000% due 03/28/2024	$(26,827)	$26,300	$26,312
BPS	5.330	09/29/2023	10/02/2023	173,700	U.S. Treasury Notes 3.000% due 07/31/2024	(177,359)	173,700	173,777
	5.370	10/02/2023	10/03/2023	174,200	U.S. Treasury Notes 1.500% due 10/31/2024	(177,798)	174,200	174,200
FICC	2.600	09/29/2023	10/02/2023	5,720	U.S. Treasury Notes 5.000% due 08/31/2025	(5,834)	5,720	5,721

Total Repurchase Agreements						$(387,818)	$379,920	$380,010

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	2.900%	09/28/2023	TBD	(3)	EUR	(174)	$(184)
JML	2.750	09/22/2023	TBD	(3)		(1,189)	(1,258)

Total Reverse Repurchase Agreements							$(1,442)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/12/2053	$4,000	$(3,132)	$(3,043)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	154,200	(118,655)	(117,445)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	11,500	(9,813)	(9,525)
Uniform Mortgage-Backed Security, TBA	5.000	10/12/2053	99,000	(95,473)	(93,408)

Total Short Sales (10.0)%				$(227,073)	$(223,421)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$26,312	$0	$0	$26,312	$(26,827)	$(515)
BPS	347,977	(184)	0	347,793	(354,973)	(7,180)
FICC	5,721	0	0	5,721	(5,834)	(113)
JML	0	(1,258)	0	(1,258)	1,244	(14)

Total Borrowings and Other Financing Transactions	$380,010	$(1,442)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,442)	$(1,442)

Total Borrowings	$0	$0	$0	$(1,442)	$(1,442)

Payable for reverse repurchase agreements					$(1,442)

(n)	Securities with an aggregate market value of $1,428 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(115) at a weighted average interest rate of 3.758%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	849	$	172,102	$(474)	$86	$0
U.S. Treasury 5-Year Note December Futures	12/2023	1,585		166,995	(1,395)	248	0

					$(1,869)	$334	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2023	183	$	(22,395)	$261	$139	$(164)
Euro-Bund December Futures	12/2023	380		(51,682)	1,238	623	(623)
Euro-Schatz December Futures	12/2023	378		(41,958)	132	64	(82)
U.S. Treasury 10-Year Note December Futures	12/2023	1,903		(205,643)	3,557	0	(387)
U.S. Treasury 10-Year Ultra December Futures	12/2023	1,151		(128,408)	3,406	0	(270)
U.S. Treasury Long-Term Bond December Futures	12/2023	712		(81,012)	3,837	0	(200)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	325		(38,573)	2,558	0	(122)

					$14,989	$826	$(1,848)

Total Futures Contracts					$13,120	$1,160	$(1,848)

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.634%	$	7,000	$(21)	$99	$78	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2027	0.688		400	(9)	13	4	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.272	EUR	9,600	30	63	93	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.753	$	700	93	(85)	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		630	125	(54)	71	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		805	97	12	109	4	0

							$315	$48	$363	$9	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$	24,500	$(857)	$21	$(836)	$66	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026		74,480	(7,091)	4,487	(2,604)	185	0
CDX.HY-39 5-Year Index	(5.000)	Quarterly	12/20/2027		198	(3)	(2)	(5)	0	0
CDX.HY-40 5-Year Index	(5.000)	Quarterly	06/20/2028		7,500	(46)	(84)	(130)	11	0
CDX.HY-41 5-Year Index	(5.000)	Quarterly	12/20/2028		13,200	(128)	(1)	(129)	34	0

						$(8,125)	$4,421	$(3,704)	$296	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	92	$(3)	$1	$(2)	$0	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025		1,500	27	(8)	19	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026		4,900	107	(41)	66	0	(1)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		200	4	(1)	3	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		2,200	11	19	30	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		10,900	141	(7)	134	0	(2)

						$287	$(37)	$250	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	57,900	$(1,517)	$(198)	$(1,715)	$109	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		48,500	1,189	(62)	1,127	0	(251)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		$457,600	(413)	(3,489)	(3,902)	0	(171)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	4,187	17,179	21,366	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	1,198	2,252	3,450	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,100	(11)	(156)	(167)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	6	14	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		87,900	(954)	(9,396)	(10,350)	92	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Annual	09/19/2028		68,500	(7,622)	(574)	(8,196)	73	0
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		67,700	(7,449)	(573)	(8,022)	71	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		7,600	(27)	(407)	(434)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	201	6,030	6,231	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		3,740	(31)	(665)	(696)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		49,000	(556)	(8,402)	(8,958)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		5,000	(21)	(367)	(388)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		3,000	(12)	(213)	(225)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		2,500	(11)	(189)	(200)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		2,600	(11)	(189)	(200)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		2,700	(10)	(194)	(204)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		4,900	(18)	(341)	(359)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		14,100	624	883	1,507	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,400	(5)	(59)	(64)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		3,700	(15)	(153)	(168)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		11,100	(43)	(432)	(475)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		6,000	(23)	(213)	(236)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,800	(6)	(42)	(48)	3	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.165%	Annual	09/27/2033		14,600	$(60)	$(69)	$(129)	$24	$0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		10,900	(42)	(47)	(89)	0	(89)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	10,704	10,200	20,904	0	(169)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		2,700	(25)	(439)	(464)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	958	5,359	6,317	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,580	579	5,159	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,274	539	4,813	0	(47)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	121,000	0	(155)	(155)	31	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		116,000	0	(120)	(120)	29	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		115,000	0	(104)	(104)	29	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		149,400	0	(464)	(464)	113	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		137,800	0	(405)	(405)	104	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		116,400	0	(338)	(338)	88	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		170,900	0	(484)	(484)	129	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		127,300	0	216	216	96	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		95,500	0	192	192	72	0
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	56,200	(168)	(327)	(495)	0	(173)
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	421,300	(34)	(5,141)	(5,175)	0	(90)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		64,000	1	(788)	(787)	0	(14)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	175,100	59	8	67	0	(23)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		243,600	(6)	110	104	0	(32)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	11,700	(21)	(71)	(92)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		12,000	(22)	(71)	(93)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		8,500	(64)	(893)	(957)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(19)	(475)	(494)	1	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		34,750	(387)	(634)	(1,021)	0	(16)
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	PLN	97,600	49	(1,260)	(1,211)	30	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027		76,000	0	(1,080)	(1,080)	33	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		77,500	0	(1,199)	(1,199)	34	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		72,500	0	(1,097)	(1,097)	32	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		66,700	0	(993)	(993)	29	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		64,900	0	(971)	(971)	28	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		27,000	0	(412)	(412)	12	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		97,100	0	(2,826)	(2,826)	45	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		50,100	0	(1,549)	(1,549)	23	0
Receive	6-Month PLN-WIBOR	7.761	Annual	10/21/2027		50	0	(2)	(2)	0	0
Receive	6-Month PLN-WIBOR	8.005	Annual	10/25/2027		50	0	(2)	(2)	0	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	250,700	(823)	(2,912)	(3,735)	139	0

							$7,604	$(8,081)	$(477)	$1,652	$(1,376)

Total Swap Agreements							$81	$(3,649)	$(3,568)	$1,957	$(1,380)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,160	$1,957	$3,117	$0	$(1,848)	$(1,384)	$(3,232)

(p)

Securities with an aggregate market value of $32,326 and cash of $16,907 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	47,810		$6,633	$21	$0

BOA	10/2023	CAD	75,631		55,564	0	(119)
	10/2023	DKK	3,379		494	16	0
	10/2023		$486	DKK	3,433	1	0
	11/2023	DKK	3,428		$486	0	(1)
	11/2023		$2,384	BRL	11,957	0	(15)
	11/2023		71	CLP	61,470	0	(2)
	11/2023	ZAR	6,401		$334	0	(2)
	12/2023	HKD	11,122		1,423	1	0
	12/2023	KRW	2,813,443		2,118	29	0
	12/2023	TWD	88,762		2,806	39	0
	12/2023		$7,518	INR	625,761	0	(16)
	01/2024		334	PLN	1,452	0	(3)
	02/2024		894	CNY	6,320	0	(18)
	03/2024	CNH	67,291		$9,291	8	(25)
	03/2024		$33	IDR	501,140	0	0

BPS	10/2023	BRL	2,481		$498	4	0
	10/2023	CAD	2,718		2,008	7	0
	10/2023	DKK	3,681		538	16	0
	10/2023	EUR	3,899		4,116	0	(6)
	10/2023	GBP	858		1,044	0	(3)
	10/2023	KRW	795,417		600	12	0
	10/2023	TWD	22,408		700	4	0
	10/2023		$500	BRL	2,481	0	(6)
	10/2023		3,224	COP	12,853,365	0	(94)
	10/2023		199,476	EUR	188,228	0	(472)
	10/2023		1,100	IDR	16,968,026	0	(4)
	10/2023		100	KRW	132,983	0	(2)
	10/2023	ZAR	636,786		$33,787	313	(112)
	11/2023	EUR	186,497		197,873	456	0
	11/2023	KRW	2,091,885		1,550	1	0
	11/2023	TWD	14,731		468	9	0
	11/2023		$1,044	GBP	858	3	0
	12/2023	KRW	4,928,484		$3,716	57	0
	12/2023	TWD	2,040		65	1	0
	12/2023		$1	KRW	1,877	0	0
	02/2024		1,588	CNY	11,271	0	(25)
	03/2024	CNH	46,569		$6,471	30	0
	03/2024		$1,811	IDR	27,746,695	0	(22)

BRC	10/2023	MXN	244,900		$13,071	0	(951)
	10/2023		$1,043	GBP	858	4	0
	12/2023	TWD	91,649		$2,899	42	0
	01/2024	PLN	165,640		37,882	134	0

BSH	01/2024	BRL	187,000		37,519	729	0

CBK	10/2023		36,505		7,520	257	0
	10/2023		$7,290	BRL	36,505	0	(27)
	10/2023		1,485	EUR	1,396	0	(9)
	10/2023		5,193	GBP	4,160	0	(117)
	10/2023		159	NOK	1,705	1	0
	10/2023	ZAR	9		$0	0	0
	11/2023	CLP	8,109,844		9,454	350	0
	11/2023	NOK	1,704		159	0	(1)
	11/2023	PEN	15,807		4,252	87	0
	11/2023	SEK	11,119		1,047	28	0
	11/2023		$31,259	BRL	156,361	0	(287)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2023	ILS	437		$115	$0	$0
	12/2023	KRW	928,829		705	15	0
	12/2023	TWD	126,674		4,009	60	0
	12/2023		$220	MXN	3,828	0	(3)
	01/2024		744	PLN	3,247	0	(4)

DUB	10/2023	JPY	1,811,644		$12,185	62	0
	10/2023	ZAR	14,473		795	31	0
	11/2023	SEK	875		83	2	0
	11/2023		$12,185	JPY	1,803,052	0	(62)
	12/2023	KRW	2,939,125		$2,216	34	0
	12/2023		$9,035	CLP	8,085,958	11	0
	03/2024	CNH	32,026		$4,444	15	0

GLM	10/2023	JPY	44,100		300	5	0
	10/2023	MXN	23,984		1,357	0	(17)
	10/2023		$25,179	MXN	434,058	0	(276)
	10/2023		1,141	ZAR	21,866	12	0
	10/2023	ZAR	101,245		$5,384	53	(9)
	11/2023	TWD	88,622		2,806	46	0
	11/2023		$5,284	MXN	89,526	0	(173)
	12/2023		17,850		309,660	0	(295)
	01/2024	BRL	39,000		$7,698	25	0
	03/2024	CNH	20,823		2,886	6	0
	03/2024		$662	IDR	10,206,437	0	(4)

JPM	10/2023		513	DKK	3,626	1	0
	10/2023		5,672	MXN	99,593	30	0
	11/2023	DKK	3,620		$513	0	(1)
	11/2023	MXN	546		31	0	0
	11/2023		$97	MXN	1,683	0	(1)
	11/2023	ZAR	1,243		$65	0	0
	12/2023	KRW	739,243		560	12	0
	12/2023	SGD	15,918		11,733	47	0
	12/2023	TWD	527,589		16,697	250	0
	12/2023		$10,127	INR	845,134	9	(5)
	01/2024	BRL	8,100		$1,619	25	0
	03/2024	IDR	80,406		5	0	0

MBC	10/2023	EUR	192,656		208,298	4,612	0
	10/2023	GBP	35,936		45,208	1,362	0
	10/2023	HUF	323		1	0	0
	10/2023	JPY	16,700		114	2	0
	10/2023		$56,606	CAD	76,543	0	(253)
	11/2023	CAD	76,512		$56,606	252	0
	11/2023	ZAR	17,378		905	0	(9)
	12/2023	ILS	641		168	0	0
	01/2024	HUF	1,793,416		4,889	99	0
	03/2024	TWD	3,138		99	1	0

MYI	10/2023	AUD	13,841		8,878	0	(21)
	10/2023		$2,019	AUD	3,130	0	(7)
	10/2023		2,012	CAD	2,716	0	(13)
	10/2023		1,011	GBP	815	0	(17)
	10/2023		15,642	NZD	26,329	138	0
	11/2023	CAD	2,715		$2,012	13	0
	11/2023	NZD	26,329		15,643	0	(138)
	11/2023	TWD	42,380		1,336	16	0
	11/2023		$8,887	AUD	13,841	21	0
	11/2023	ZAR	26,692		$1,402	0	(1)
	12/2023	KRW	9,288,478		6,996	101	0
	12/2023	TWD	22,611		715	10	0
	02/2024		$932	CNY	6,600	0	(17)
	03/2024	CNH	45,623		$6,326	16	0
	03/2024		$15,713	IDR	241,858,320	0	(123)

NGF	10/2023	JPY	6,628,824		$44,594	236	0
	11/2023		$44,593	JPY	6,597,430	0	(234)

RBC	10/2023		38,151		5,529,368	0	(1,151)
	11/2023		2,073	MXN	35,150	0	(66)

RYL	10/2023	CAD	912		$678	7	0
	10/2023		$3,249	EUR	3,032	0	(43)

SCX	10/2023	BRL	29,182		$5,828	22	0
	10/2023		$6,108	BRL	29,182	0	(303)

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2023	TWD	72,964		$2,310	$35	$0
	12/2023		$10,804	INR	900,122	0	(13)
	03/2024	CNH	44,791		$6,187	0	(8)
	03/2024		$600	IDR	9,256,983	0	(3)

SSB	10/2023	BRL	358		$74	2	0
	10/2023	NOK	1,704		161	2	0
	10/2023		$1,796	BRL	8,679	0	(70)
	11/2023	BRL	340		$67	0	0
	11/2023		$2	BRL	8	0	0

TOR	10/2023	JPY	1,102,844		$7,397	17	0
	10/2023		$37,611	GBP	30,961	164	0
	10/2023		28,230	JPY	4,127,368	0	(612)
	10/2023	ZAR	10		$1	0	0
	11/2023	GBP	30,961		37,618	0	(165)
	11/2023		$7,750	JPY	1,150,080	0	(18)
	12/2023		6,481	INR	541,202	7	0
	03/2024	CNH	21,662		$3,000	4	0

UAG	10/2023	AUD	4,876		3,129	0	(6)
	10/2023	NZD	26,329		15,659	0	(121)
	10/2023		$10,016	AUD	15,588	18	(12)
	10/2023		4,101	EUR	3,899	21	0
	11/2023	EUR	3,899		$4,106	0	(21)
	11/2023		$3,133	AUD	4,876	5	0
	12/2023	KRW	1,963,161		$1,482	24	0

Total Forward Foreign Currency Contracts						$10,618	$(6,634)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	26,300	$1,500	$9,922

Total Purchased Options							$1,500	$9,922

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,500	$ (23)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,500	(23)	(122)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	131,500	(1,505)	(15,292)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	2,300	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	2,300	(8)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	4,000	(16)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	4,000	(16)	(22)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	8,300	(50)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	8,300	(50)	(200)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	7,200	(44)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	7,200	(44)	(173)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	4,700	(31)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	4,700	(31)	(108)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	4,700	(33)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	4,900	(35)	(107)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	4,900	(34)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	4,900	(34)	(105)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	4,900	(34)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	4,900	(34)	(103)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,700	(32)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,700	(32)	(110)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,700	(32)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,700	(32)	(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	1,700	(7)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150%	10/10/2023	1,700	$(7)	$(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	5,800	(20)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	5,800	(20)	(61)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	3,900	(17)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	3,900	(16)	(20)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	2,800	(10)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	2,800	(10)	(14)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	7,700	(27)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	7,700	(27)	(148)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,100	(4)	(11)

							$ (2,352)	$(16,801)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	6,000	$(37)	$(60)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	6,500	(37)	(76)

					$(74)	$(136)

Total Written Options					$(2,426)	$(16,937)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.435%	$ 100	$(2)	$3	$1	$0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	200	(3)	4	1	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.863	17,400	(770)	793	23	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053	400	(49)	49	0	0

HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.236	200	(7)	7	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.285	200	(6)	7	1	0

JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.997	EUR 5,900	1,407	(642)	765	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674	$ 200	(10)	10	0	0

MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.121	11,400	81	19	100	0

MYI	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560	2,300	7	1	8	0

							$648	$251	$899	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$20	$0	$(6)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	501	0	(127)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	339	0	(85)

						$(1,078)	$860	$0	$(218)

Total Swap Agreements						$(430)	$1,111	$899	$(218)

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$21	$0	$0	$21	$0	$0	$0	$0	$21	$0	$21
BOA	94	9,922	0	10,016	(201)	(15,414)	0	(15,615)	(5,599)	6,290	691
BPS	913	0	0	913	(746)	(64)	0	(810)	103	(300)	(197)
BRC	180	0	0	180	(951)	0	0	(951)	(771)	278	(493)
BSH	729	0	0	729	0	0	0	0	729	(780)	(51)
CBK	798	0	1	799	(448)	0	0	(448)	351	(530)	(179)
DUB	155	0	0	155	(62)	(200)	0	(262)	(107)	272	165
GLM	147	0	0	147	(774)	(942)	0	(1,716)	(1,569)	2,213	644
GST	0	0	24	24	0	0	(6)	(6)	18	0	18
HUS	0	0	1	1	0	0	0	0	1	0	1
JPM	374	0	765	1,139	(7)	(21)	0	(28)	1,111	(950)	161
MBC	6,328	0	0	6,328	(262)	0	0	(262)	6,066	(6,510)	(444)
MYC	0	0	100	100	0	(160)	(127)	(287)	(187)	93	(94)
MYI	315	0	8	323	(337)	0	0	(337)	(14)	(20)	(34)
NGF	236	0	0	236	(234)	0	0	(234)	2	0	2
RBC	0	0	0	0	(1,217)	0	0	(1,217)	(1,217)	1,022	(195)
RYL	7	0	0	7	(43)	0	0	(43)	(36)	0	(36)
SAL	0	0	0	0	0	(136)	0	(136)	(136)	0	(136)
SCX	57	0	0	57	(327)	0	0	(327)	(270)	304	34
SSB	4	0	0	4	(70)	0	0	(70)	(66)	0	(66)
TOR	192	0	0	192	(795)	0	0	(795)	(603)	586	(17)
UAG	68	0	0	68	(160)	0	(85)	(245)	(177)	0	(177)

Total Over the Counter	$10,618	$9,922	$899	$21,439	$(6,634)	$(16,937)	$(218)	$(23,789)

(r)

Securities with an aggregate market value of $11,058 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,160	$1,160
Swap Agreements	0	305	0	0	1,652	1,957

	$0	$305	$0	$0	$2,812	$3,117

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,618	$0	$10,618
Purchased Options	0	0	0	0	9,922	9,922
Swap Agreements	0	899	0	0	0	899

	$0	$899	$0	$10,618	$9,922	$21,439

	$0	$1,204	$0	$10,618	$12,734	$24,556

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,848	$1,848
Swap Agreements	0	4	0	0	1,380	1,384

	$0	$4	$0	$0	$3,228	$3,232

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,634	$0	$6,634
Written Options	0	0	0	0	16,937	16,937
Swap Agreements	0	218	0	0	0	218

	$0	$218	$0	$6,634	$16,937	$23,789

	$0	$222	$0	$6,634	$20,165	$27,021

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$198	$198
Futures	0	0	0	0	20,152	20,152
Swap Agreements	0	(1,559)	0	0	(42,253)	(43,812)

	$0	$(1,559)	$0	$0	$(21,903)	$(23,462)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,559)	$0	$(2,559)
Purchased Options	0	0	0	0	7,767	7,767
Written Options	0	0	0	150	(13,444)	(13,294)
Swap Agreements	0	457	0	0	(366)	91

	$0	$457	$0	$(2,409)	$(6,043)	$(7,995)

	$0	$(1,102)	$0	$(2,409)	$(27,946)	$(31,457)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(162)	$(162)
Futures	0	0	0	0	18,559	18,559
Swap Agreements	0	(732)	0	0	39,161	38,429

	$0	$(732)	$0	$0	$57,558	$56,826

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,673	$0	$9,673
Purchased Options	0	0	0	0	(2,157)	(2,157)
Written Options	0	0	0	(116)	5,552	5,436
Swap Agreements	0	(101)	0	0	316	215

	$0	$(101)	$0	$9,557	$3,711	$13,167

	$0	$(833)	$0	$9,557	$61,269	$69,993

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$34,315	$4,600	$38,915
Corporate Bonds & Notes
Banking & Finance	0	342,912	0	342,912
Industrials	0	204,994	446	205,440
Utilities	0	46,117	0	46,117
Convertible Bonds & Notes
Industrials	0	7,472	0	7,472
Municipal Bonds & Notes
California	0	1,897	0	1,897
Illinois	0	983	0	983
Puerto Rico	0	82	0	82
West Virginia	0	4,143	0	4,143
U.S. Government Agencies	0	1,129,810	0	1,129,810
U.S. Treasury Obligations	0	272,476	0	272,476
Non-Agency Mortgage-Backed Securities	0	203,080	2,686	205,766
Asset-Backed Securities	0	601,408	877	602,285
Sovereign Issues	0	152,280	0	152,280
Common Stocks
Energy	0	0	137	137
Financials	0	0	597	597
Rights
Industrials	0	0	22	22
Warrants
Industrials	0	0	22	22
Convertible Preferred Securities
Banking & Finance	3,902	0	0	3,902
Preferred Securities
Banking & Finance	0	20,826	0	20,826
Short-Term Instruments
Repurchase Agreements	0	379,920	0	379,920

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Argentina Treasury Bills	$0	$3,735	$0	$3,735
Hungary Treasury Bills	0	26,546	0	26,546

	$3,902	$3,432,996	$9,387	$3,446,285

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$91	$0	$0	$91

Total Investments	$3,993	$3,432,996	$9,387	$3,446,376

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(223,421)	$0	$(223,421)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	826	2,291	0	3,117
Over the counter	0	21,439	0	21,439

	$826	$23,730	$0	$24,556

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(869)	(2,359)	0	(3,228)
Over the counter	0	(23,789)	0	(23,789)

	$(869)	$(26,148)	$0	$(27,017)

Total Financial Derivative Instruments	$(43)	$(2,418)	$0	$(2,461)

Totals	$3,950	$3,207,157	$9,387	$3,220,494

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO Extended Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 223.1%

U.S. GOVERNMENT AGENCIES 14.6%

Fannie Mae
0.000% due 11/15/2030 (e)	$400	$281
2.349% due 01/25/2031 ~(a)	2,253	185
3.000% due 07/25/2043	534	410
3.790% due 01/01/2029	2,000	1,867
5.000% due 08/25/2033	22	21
5.500% due 04/25/2033 - 08/25/2035	44	43
6.000% due 12/25/2034	309	311

Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)	500	346
0.000% due 03/15/2031 - 07/15/2032 (e)	9,300	6,242
0.000% due 01/15/2041 (b)(e)	2,862	2,102
3.000% due 04/15/2053	1,658	1,249
4.000% due 09/15/2054	857	713
4.443% due 11/25/2052 ~	4,682	4,339
5.500% due 02/15/2024	1	1
6.000% due 06/15/2035	498	510

Ginnie Mae
5.500% due 10/20/2037	240	242

Ginnie Mae, TBA
4.000% due 11/01/2053	11,100	10,009
4.500% due 11/01/2053	2,100	1,941

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	632
0.000% due 04/15/2030 (e)	4,100	2,946

Tennessee Valley Authority
4.625% due 09/15/2060	1,000	868

Tennessee Valley Authority Principal STRIPS
0.000% due 09/15/2039 (e)	21,560	8,992

U.S. Small Business Administration
5.290% due 12/01/2027	23	23

Uniform Mortgage-Backed Security
4.000% due 08/01/2048	39	35

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	1,900	1,574
4.000% due 10/01/2053	300	267
4.500% due 11/01/2053	8,100	7,440
5.500% due 11/01/2053	11,400	11,015
6.000% due 11/01/2053	14,500	14,304
6.500% due 10/01/2053	2,600	2,612

Total U.S. Government Agencies (Cost $86,291)		81,520

U.S. TREASURY OBLIGATIONS 190.5%

U.S. Treasury Bonds
2.250% due 02/15/2052 (g)	5,500	3,377
2.500% due 02/15/2045 (g)	5,300	3,600
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (g)	5,280	3,942
3.000% due 05/15/2045 (g)	4,500	3,343
3.000% due 08/15/2052 (g)	138,600	101,032
3.125% due 11/15/2041 (g)	14,750	11,601
3.125% due 08/15/2044 (g)	5,260	4,021
3.375% due 08/15/2042 (g)	28,200	22,855
3.625% due 02/15/2053 (g)	167,600	138,650
3.625% due 05/15/2053 (g)	66,900	55,407
4.000% due 11/15/2052 (g)	42,600	37,767
4.375% due 08/15/2043 (g)	45,050	42,037

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2032 (g)	6,286	5,270
0.625% due 07/15/2032 (g)	10,837	9,449
1.125% due 01/15/2033 (g)	2,442	2,208

U.S. Treasury Notes
3.875% due 05/15/2043 (g)	83,100	72,258
0.625% due 12/31/2027 (g)	10,100	8,542

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	19,209

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/15/2034 (a)(g)	$76,520	$45,665
0.000% due 11/15/2034 (a)(i)	34,600	20,386
0.000% due 08/15/2035 (a)(i)	6,870	3,895
0.000% due 05/15/2036 (a)	52,000	28,330
0.000% due 11/15/2036 (a)	76,900	40,734
0.000% due 05/15/2037 (a)	54,350	28,036
0.000% due 08/15/2037 (a)	9,100	4,621
0.000% due 05/15/2041 (e)	160	65
0.000% due 08/15/2041 (e)	14,800	6,238
0.000% due 08/15/2041 (a)	120	48
0.000% due 11/15/2041 (e)	60	24
0.000% due 02/15/2042 (e)(i)	9,500	3,876
0.000% due 05/15/2042 (e)(i)	9,700	3,900
0.000% due 08/15/2042 (e)	690	265
0.000% due 11/15/2042 (e)	120	46
0.000% due 05/15/2043 (e)(g)	16,610	6,352
0.000% due 08/15/2043 (e)	75,900	28,738
0.000% due 02/15/2044 (e)	51,400	18,948
0.000% due 05/15/2044 (e)	88,500	32,297
0.000% due 08/15/2044 (e)(i)	1,500	540
0.000% due 11/15/2044 (e)(i)	4,800	1,707
0.000% due 02/15/2045 (e)(i)	5,200	1,829
0.000% due 05/15/2045 (e)(i)	7,750	2,692
0.000% due 08/15/2046 (e)(i)	3,500	1,150
0.000% due 05/15/2048 (e)	77,000	23,681
0.000% due 08/15/2048 (e)(g)	153,800	46,856
0.000% due 11/15/2048 (e)(g)	172,400	52,218
0.000% due 02/15/2049 (e)	120,600	36,275
0.000% due 08/15/2049 (e)	72,300	21,492
0.000% due 11/15/2049 (e)(g)	155,500	45,862
0.000% due 08/15/2050 (e)	35,600	10,166

Total U.S. Treasury Obligations (Cost $1,513,878)		1,061,501

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	3,000	2,305

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	3,200	3,177
6.580% due 03/15/2034 •	1,500	1,483

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	800	696
5.122% due 08/10/2035 ~	600	432

Bear Stearns ALT-A Trust
4.598% due 09/25/2035 ^~	110	67

BWAY Mortgage Trust
3.454% due 03/10/2033	3,000	2,820

ChaseFlex Trust
5.714% due 05/25/2037 •	1,238	1,174

CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	2,800	2,589

Commercial Mortgage Trust
3.942% due 04/10/2033 ~	2,500	2,090

Countrywide Home Loan Mortgage Pass-Through Trust
4.163% due 09/25/2047 ^~	79	69

DROP Mortgage Trust
6.596% due 10/15/2043 •	600	561

Extended Stay America Trust
6.526% due 07/15/2038 •	1,141	1,132

GS Mortgage Securities Corp. Trust
6.332% due 11/15/2036 •	1,750	1,719

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	1,800	1,553
3.932% due 10/10/2035 ~	800	714

JP Morgan Chase Commercial Mortgage Securities Trust
6.830% due 12/15/2031 •	762	652

JP Morgan Mortgage Trust
4.190% due 07/25/2035 ~	20	19
6.329% due 12/25/2049 •	86	82

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	1,756	1,617

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
5.754% due 10/25/2035 •		$241	$218

Towd Point Mortgage Funding
7.018% due 02/20/2054 •	GBP	1,064	1,300

VNDO Mortgage Trust
3.805% due 01/10/2035		$3,600	3,297

WaMu Mortgage Pass-Through Certificates Trust
5.356% due 01/25/2047 •		72	65
5.674% due 08/25/2046 •		2,356	1,889
6.126% due 10/25/2046 •		3	2

Total Non-Agency Mortgage-Backed Securities (Cost $35,549)			31,722

ASSET-BACKED SECURITIES 6.7%

ACE Securities Corp. Home Equity Loan Trust
6.229% due 01/25/2035 •		4,008	3,681

ACREC Ltd.
6.595% due 10/16/2036 •		1,655	1,629

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		1,950	1,929

Atlas Senior Loan Fund Ltd.
6.720% due 01/16/2030 •		950	950

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		1,400	1,391

BDS Ltd.
6.795% due 12/16/2036 •		700	688

Black Diamond CLO DAC
4.761% due 05/15/2032 •	EUR	2,200	2,292

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		$2,230	2,166

Countrywide Asset-Backed Certificates Trust
5.934% due 01/25/2046 ^•		3,851	3,565

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •		1,733	1,728

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •		431	423

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		2,400	2,331

Fremont Home Loan Trust
6.499% due 06/25/2035 •		1,353	1,283

JP Morgan Mortgage Acquisition Corp.
6.154% due 12/25/2035 •		217	216

LCM LP
6.628% due 10/20/2027 •		5	5

Lument Finance Trust, Inc.
6.617% due 06/15/2039 •		2,400	2,361

MASTR Asset-Backed Securities Trust
6.259% due 10/25/2034 •		1,249	1,185

MF1 LLC
7.477% due 06/19/2037 •		500	499

OZLM Ltd.
6.688% due 10/20/2031 •		1,000	998

Saranac CLO Ltd.
6.807% due 08/13/2031 •		1,800	1,795

SLM Student Loan Trust
5.916% due 10/25/2029 •		205	204

Sound Point CLO Ltd.
6.507% due 01/23/2029 •		449	449

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		467	464

Venture CLO Ltd.
6.578% due 07/20/2030 •		1,442	1,433
6.718% due 04/20/2032 •		2,200	2,165

Vibrant CLO Ltd.
6.628% due 09/15/2030 •		1,283	1,281
6.708% due 07/20/2032 •		300	298

Total Asset-Backed Securities (Cost $38,141)			37,409

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	8,739	$421
6.338% due 05/04/2053		$700	639

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	336

Total Sovereign Issues (Cost $1,774)			1,396

SHORT-TERM INSTRUMENTS 5.3%

U.S. TREASURY BILLS 5.3%
5.485% due 10/19/2023 - 12/28/2023 (c)(d)(e)(g)(k)		$30,130	29,791

Total Short-Term Instruments (Cost $29,791)			29,791

Total Investments in Securities (Cost $1,705,424)			1,243,339

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.8%

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short Asset Portfolio	2,466,571	$23,869

PIMCO Short-Term Floating NAV Portfolio III	312,918	3,042

Total Short-Term Instruments (Cost $27,677)		26,911

Total Investments in Affiliates (Cost $27,677)		26,911

Total Investments 227.9% (Cost $1,733,101)		$1,270,250

Financial Derivative Instruments (h)(j) (0.6)% (Cost or Premiums, net $(1,341))		(3,164)

Other Assets and Liabilities, net (127.3)%		(709,716)

Net Assets 100.0%		$557,370

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	5.400%	09/29/2023	10/02/2023	$(116,936)	$(116,988)
BOS	(0.990)	09/29/2023	10/02/2023	(42,347)	(42,344)
	5.420	08/29/2023	10/04/2023	(1,566)	(1,574)
BSN	5.430	08/24/2023	10/12/2023	(17,179)	(17,280)
DEU	5.410	09/12/2023	10/11/2023	(30,493)	(30,585)
	5.420	09/19/2023	10/03/2023	(39,625)	(39,703)

Total Reverse Repurchase Agreements					$(248,474)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	5.330%	09/20/2023	10/11/2023	$(51,614)	$(51,706)
	5.340	09/19/2023	10/03/2023	(7,426)	(7,441)
UBS	5.410	09/07/2023	10/12/2023	(177,337)	(178,004)
	5.420	08/07/2023	10/10/2023	(5,485)	(5,531)
	5.420	09/11/2023	10/30/2023	(46,377)	(46,523)
	5.430	08/25/2023	10/25/2023	(139,543)	(140,343)

Total Sale-Buyback Transactions					$(429,548)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOO	$0	$(116,988)	$0	$(116,988)	$117,334	$346
BOS	0	(43,918)	0	(43,918)	43,478	(440)
BSN	0	(17,280)	0	(17,280)	17,181	(99)
DEU	0	(70,288)	0	(70,288)	69,731	(557)

Master Securities Forward Transaction Agreement
BCY	0	0	(59,147)	(59,147)	58,470	(677)
UBS	0	0	(370,401)	(370,401)	368,908	(1,493)

Total Borrowings and Other Financing Transactions	$0	$(248,474)	$(429,548)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(248,474)	$0	$0	$(248,474)

Total	$0	$(248,474)	$0	$0	$(248,474)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(429,548)	0	0	(429,548)

Total	$0	$(429,548)	$0	$0	$(429,548)

Total Borrowings	$0	$(678,022)	$0	$0	$(678,022)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(678,022)

(g)	Securities with an aggregate market value of $671,732 and cash of $3,370 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(639,654) at a weighted average interest rate of 5.154%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1,023) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	74	$74	$(27)	$(36)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	74	74	(23)	(15)

Total Written Options					$(50)	$(51)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz December Futures	12/2023	319	$(35,409)	$28	$54	$(69)
Japan Government 10-Year Bond December Futures	12/2023	26	(25,221)	184	58	0
U.S. Treasury 2-Year Note December Futures	12/2023	499	(101,153)	406	0	(51)
U.S. Treasury 5-Year Note December Futures	12/2023	313	(32,977)	277	0	(49)

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2023	1,250	$(135,078)	$2,443	$0	$(254)
U.S. Treasury 10-Year Ultra December Futures	12/2023	3,125	(348,633)	9,104	1	(729)
U.S. Treasury Long-Term Bond December Futures	12/2023	1,310	(149,053)	7,062	0	(368)

Total Futures Contracts				$19,504	$113	$(1,520)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	03/10/2028	$ 3,400	$(7)	$(104)	$(111)	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,900	(14)	(37)	(51)	3	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	55,800	121	(6,930)	(6,809)	75	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	600	(2)	(32)	(34)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	2,800	(10)	(172)	(182)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	800	(3)	(39)	(42)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	6,500	(15)	1,318	1,303	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	2,400	(11)	(148)	(159)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,100	(7)	(88)	(95)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	3,700	(14)	(144)	(158)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,400	(5)	(39)	(44)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,800	(7)	(9)	(16)	3	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	7,400	(29)	(40)	(69)	13	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	4,900	(19)	(21)	(40)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	4,063	3,677	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,100	(10)	(179)	(189)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	2,400	(16)	(258)	(274)	11	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	11,600	(195)	4,631	4,436	0	(44)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD 2,400	0	(108)	(108)	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	(22)	(22)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	(501)	(491)	2	0
Pay(1)	CAONREPO Index	3.750	Semi-Annual	12/20/2025	44,700	(582)	(119)	(701)	37	0

Total Swap Agreements						$(1,201)	$1,022	$(179)	$175	$(122)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$113	$175	$288	$(51)	$(1,520)	$(122)	$(1,693)

(i)

Securities with an aggregate market value of $15,284 and cash of $7,322 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	3,211		$445	$1	$0

BOA	12/2023		$261	INR	21,693	0	(1)
	03/2024	CNH	4,519		$624	1	(2)

BPS	10/2023		$7,100	EUR	6,700	0	(16)
	10/2023		762	THB	27,170	0	(15)
	11/2023	CAD	46		$34	1	0
	11/2023	EUR	6,700		7,109	16	0
	12/2023	TWD	95,961		3,042	51	0
	03/2024	CNH	3,127		435	2	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BSH	11/2023	CAD	290		$216	$2	$0

CBK	10/2023	BRL	5,947		1,188	5	0
	10/2023	MXN	732		42	0	0
	10/2023		$1,216	BRL	5,947	0	(33)
	11/2023	CAD	4,986		$3,670	0	(3)
	11/2023		$1,216	AUD	1,891	2	0
	11/2023		1,222	NOK	13,040	0	(1)
	12/2023		1	MXN	26	0	0

DUB	10/2023		433	THB	15,383	0	(10)
	03/2024	CNH	2,151		$298	1	0

FAR	10/2023	BRL	5,956		1,225	40	0
	10/2023		$1,189	BRL	5,956	0	(4)
	11/2023		1,225		5,982	0	(40)

GLM	10/2023	MXN	5,646		$320	0	(4)
	12/2023		$1,137	MXN	19,722	0	(19)
	03/2024	CNH	1,398		$194	1	0

JPM	11/2023	GBP	1,212		1,546	67	0
	12/2023		$351	INR	29,297	0	0

MBC	10/2023	EUR	6,700		$7,244	160	0

MYI	11/2023		$637	JPY	94,300	0	(1)
	03/2024	CNH	3,064		$425	1	0
	03/2024		$1,215	IDR	18,696,374	0	(9)

SCX	12/2023		374	INR	31,203	0	0
	03/2024	CNH	3,008		$416	0	(1)

TOR	11/2023	CAD	31		23	0	0
	11/2023		$4,658	JPY	658,428	0	(221)
	12/2023		225	INR	18,761	0	0
	03/2024	CNH	1,455		$202	0	0

UAG	11/2023		$834	JPY	118,185	0	(38)

Total Forward Foreign Currency Contracts						$351	$(418)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	10,300	$626	$3,406

Total Purchased Options							$626	$3,406

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	1,800	$(6)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	1,800	(6)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	400	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	1,200	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	1,200	(4)	(7)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	49,900	(619)	(4,938)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	2,500	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	2,500	(9)	(24)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	500	(2)	(5)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	4,000	(15)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	4,000	(15)	(20)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	1,500	(8)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	1,500	(9)	(49)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	900	(3)	(17)

Total Written Options							$(716)	$(5,098)

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
BPS	70	0	0	70	(31)	(34)	0	(65)	5	0	5
BRC	0	3,406	0	3,406	0	(4,938)	0	(4,938)	(1,532)	1,674	142
BSH	2	0	0	2	0	0	0	0	2	0	2
CBK	7	0	0	7	(37)	(24)	0	(61)	(54)	0	(54)
DUB	1	0	0	1	(10)	0	0	(10)	(9)	0	(9)
FAR	40	0	0	40	(44)	0	0	(44)	(4)	0	(4)
GLM	1	0	0	1	(23)	(5)	0	(28)	(27)	0	(27)
JPM	67	0	0	67	0	(80)	0	(80)	(13)	0	(13)
MBC	160	0	0	160	0	0	0	0	160	0	160
MYC	0	0	0	0	0	(17)	0	(17)	(17)	0	(17)
MYI	1	0	0	1	(10)	0	0	(10)	(9)	0	(9)
SCX	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
TOR	0	0	0	0	(221)	0	0	(221)	(221)	0	(221)
UAG	0	0	0	0	(38)	0	0	(38)	(38)	0	(38)

Total Over the Counter	$351	$3,406	$0	$3,757	$(418)	$(5,098)	$0	$(5,516)

(k)

Securities with an aggregate market value of $1,674 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$113	$113
Swap Agreements	0	0	0	0	175	175

	$0	$0	$0	$0	$288	$288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$351	$0	$351
Purchased Options	0	0	0	0	3,406	3,406

	$0	$0	$0	$351	$3,406	$3,757

	$0	$0	$0	$351	$3,694	$4,045

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$51	$51
Futures	0	0	0	0	1,520	1,520
Swap Agreements	0	0	0	0	122	122

	$0	$0	$0	$0	$1,693	$1,693

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$418	$0	$418
Written Options	0	0	0	0	5,098	5,098

	$0	$0	$0	$418	$5,098	$5,516

	$0	$0	$0	$418	$6,791	$7,209

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$123	$123
Futures	0	0	0	0	31,145	31,145
Swap Agreements	0	0	0	0	1,763	1,763

	$0	$0	$0	$0	$33,031	$33,031

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(678)	$0	$(678)
Written Options	0	0	0	0	730	730

	$0	$0	$0	$(678)	$730	$52

	$0	$0	$0	$(678)	$33,761	$33,083

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	37,824	37,824
Swap Agreements	0	0	0	0	(2,439)	(2,439)

	$0	$0	$0	$0	$35,384	$35,384

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(21)	$0	$(21)
Purchased Options	0	0	0	0	1,694	1,694
Written Options	0	0	0	0	(2,692)	(2,692)

	$0	$0	$0	$(21)	$(998)	$(1,019)

	$0	$0	$0	$(21)	$34,386	$34,365

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
U.S. Government Agencies	$0	$81,520	$0	$81,520
U.S. Treasury Obligations	0	1,061,501	0	1,061,501
Non-Agency Mortgage-Backed Securities	0	31,722	0	31,722
Asset-Backed Securities	0	37,409	0	37,409
Sovereign Issues	0	1,396	0	1,396
Short-Term Instruments
U.S. Treasury Bills	0	29,791	0	29,791

	$0	$1,243,339	$0	$1,243,339

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,911	$0	$0	$26,911

Total Investments	$26,911	$1,243,339	$0	$1,270,250

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$112	$176	$0	$288
Over the counter	0	3,757	0	3,757

	$112	$3,933	$0	$4,045

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(69)	(1,624)	0	(1,693)
Over the counter	0	(5,516)	0	(5,516)

	$(69)	$(7,140)	$0	$(7,209)

Total Financial Derivative Instruments	$43	$(3,207)	$0	$(3,164)

Totals	$26,954	$1,240,132	$0	$1,267,086

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

70	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO GNMA and Government Securities Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 226.4%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities Ltd.
6.521% (US0003M + 0.860%) due 07/03/2033 ~	$82	$77

Total Corporate Bonds & Notes (Cost $68)		77

U.S. GOVERNMENT AGENCIES 213.9%

Fannie Mae
0.000% due 11/25/2040 - 06/25/2043 •(a)	3,975	144
0.000% due 10/25/2042 - 10/25/2045 •	377	195
0.000% due 07/25/2044 - 08/25/2055 ~(a)	3,940	182
0.200% due 02/25/2043 •(a)	386	3
0.571% due 11/25/2049 •(a)	330	34
0.721% due 08/25/2042 •(a)	540	26
0.771% due 11/25/2044 - 06/25/2048 •(a)	4,807	445
2.000% due 01/25/2052 (a)	4,639	611
2.349% due 01/25/2031 ~(a)	588	48
2.500% due 02/25/2051 (a)	3,550	612
3.000% due 03/25/2043 - 05/01/2058	3,724	3,063
3.000% due 04/25/2043 - 12/25/2048 (a)	1,012	136
3.045% due 04/01/2029	926	836
3.143% due 01/01/2048 •	4,530	4,221
3.500% due 08/01/2032 - 01/01/2059	11,739	10,002
3.500% due 08/25/2043 - 04/25/2046 (a)	210	25
3.518% due 08/01/2049 •	1,040	1,002
3.575% due 02/01/2026	1,000	952
3.614% due 10/25/2040 ~	457	449
3.621% due 04/25/2042 ~	333	307
3.750% due 02/01/2029	3,776	3,523
3.820% due 01/01/2029	763	717
4.000% due 06/01/2033 - 07/01/2034	765	698
4.000% due 06/25/2044 (a)	39	4
4.140% due 04/01/2028	781	747
4.220% due 05/25/2042 ~	997	946
4.230% due 11/25/2031 ~	2,183	2,154
4.273% due 02/01/2042 •	107	106
4.310% due 05/25/2042 ~	530	522
4.374% due 02/01/2028 ~	2,000	1,913
4.385% due 04/01/2033	828	775
4.440% due 06/01/2033	2,000	1,878
4.474% due 03/25/2042 ~	727	714
4.477% due 05/01/2035 •	115	116
4.490% due 04/01/2033	1,600	1,512
4.500% due 09/01/2028 - 09/01/2048	3,809	3,582
4.550% due 05/01/2028	100	97
4.560% due 01/25/2042 ~	1,314	1,204
4.580% due 08/01/2033	1,000	950
4.590% due 06/01/2033	9,903	9,419
4.605% due 09/01/2041 •	196	196
4.680% due 06/01/2030	11,283	10,800
4.700% due 04/01/2033	2,037	1,937
4.770% due 12/01/2029	674	650
4.990% due 03/01/2031	999	983
5.000% due 12/01/2035 - 10/01/2036	16	15
5.055% due 05/01/2038 •	804	819
5.070% due 09/01/2033	844	833
5.206% due 01/01/2036 •	234	238
5.300% due 09/01/2038	1,000	1,004
5.320% due 10/01/2043	198	191
5.336% due 10/01/2037 •	1,375	1,403
5.410% due 12/01/2031	814	820
5.500% due 12/01/2032 - 10/01/2038	127	125
5.610% due 10/01/2028 «(c)	877	876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.729% due 12/25/2047 •	$4,677	$4,481
5.879% due 02/25/2049 •	217	209
6.000% due 04/01/2032 - 10/01/2048	129	125
6.129% due 10/25/2037 •	766	757
6.500% due 09/01/2036	4	4
6.500% due 04/25/2038 (a)	53	15
7.136% due 08/25/2024 ~	4	4

Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	5,443	3,561
0.000% due 05/15/2035 - 05/15/2041 •	4,436	3,537
0.000% due 08/15/2036 - 10/15/2041 ~(a)	1,163	58
1.250% due 12/15/2044	8,460	6,650
2.000% due 11/25/2050 (a)	2,717	336
2.322% due 02/15/2027 •(a)	221	6
2.500% due 08/15/2027 - 10/15/2052 (a)	24,076	3,511
3.000% due 11/15/2027 - 06/25/2050 (a)	28,546	4,494
3.000% due 07/01/2043 - 12/25/2046	4,831	4,073
3.050% due 03/01/2032	1,771	1,491
3.500% due 01/15/2043 - 08/15/2045 (a)	1,012	165
3.500% due 12/25/2046 - 03/01/2049	3,161	2,735
3.612% due 01/01/2050 •	1,093	1,033
4.000% due 07/15/2034 - 11/15/2042 (a)	1,167	164
4.000% due 04/01/2041 - 01/01/2049	11,871	10,845
4.004% due 07/25/2033 ~	597	543
4.400% due 06/01/2030	618	581
4.500% due 04/01/2025 - 11/01/2048	992	930
4.618% due 10/01/2039 •	833	842
4.700% due 05/01/2031 •	4	4
5.000% due 07/01/2033 - 03/01/2049	1,555	1,496
5.012% due 04/15/2038 •	1,216	1,184
5.053% due 10/15/2037 •	312	305
5.083% due 11/01/2036 •	268	273
5.121% due 11/01/2041 •	833	849
5.500% due 09/01/2034 - 03/01/2041	125	124
5.863% due 09/01/2034 •	404	411
5.928% due 06/15/2042 •	648	629
5.979% due 01/25/2050 •	167	161
7.500% due 08/15/2029 (a)	1	0

Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(e)	2,474	2,115
0.000% due 06/20/2042 - 08/16/2052 ~(a)	7,137	35
0.000% due 05/20/2043 - 09/20/2045 •	941	567
0.002% due 11/16/2051 ~(a)	3,114	0
0.185% due 11/16/2043 ~(a)	52	0
0.611% due 09/20/2049 •(a)	1,984	161
2.000% due 02/20/2051 (a)	11,584	1,278
2.500% due 09/20/2027 - 08/20/2051 (a)	18,602	2,381
2.500% due 06/15/2043 - 02/20/2063	23,413	18,814
2.500% due 03/20/2051 (g)	45,081	36,978
2.625% due 08/20/2045 •	145	140
3.000% due 11/20/2026 - 02/20/2053	112,594	93,559
3.000% due 01/20/2029 - 09/20/2051 (a)	6,761	946
3.000% due 01/20/2052 (g)	24,998	20,958
3.150% due 11/20/2042 - 12/20/2042	411	354
3.159% due 06/20/2036 •	8,295	7,958
3.250% due 05/15/2042	628	556
3.342% due 11/20/2036 •	11,757	11,312
3.500% due 11/20/2034 - 01/20/2063	114,737	100,677

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/20/2042 - 09/20/2046 (a)	$1,581	$196
3.500% due 02/20/2053 (g)	90,375	79,519
3.625% due 02/20/2030 - 01/20/2034 •	115	111
3.750% due 06/20/2045 - 12/20/2045	2,806	2,535
3.875% due 06/20/2038 •	38	37
4.000% due 04/15/2025 - 07/20/2051	27,994	25,616
4.000% due 10/20/2043 (a)	57	7
4.050% due 04/15/2040 - 11/15/2040	887	816
4.158% due 01/20/2031 ~	547	535
4.500% due 04/15/2030 - 08/20/2062	65,639	61,552
4.629% due 10/20/2065 •	3	3
4.790% due 02/20/2040	107	101
4.810% due 08/20/2061 •	6	6
4.875% due 08/15/2039 - 10/15/2040	241	229
4.906% due 10/20/2070 •	7,454	7,508
4.948% due 07/20/2070 •	2,804	2,781
4.978% due 09/20/2062 •	3	3
4.995% due 01/20/2071 •	10,761	10,865
5.000% due 12/20/2032 - 10/20/2062	21,754	20,836
5.135% due 12/20/2070 •	16,046	16,239
5.235% due 10/20/2070 •	7,621	7,714
5.250% due 05/15/2033 - 10/15/2033	184	178
5.270% due 06/15/2034	53	51
5.282% due 09/20/2070 •	20,210	20,522
5.380% due 08/15/2034	54	53
5.475% due 06/15/2035	121	120
5.500% due 04/15/2025 - 01/20/2049	5,146	5,038
5.520% due 06/15/2034 - 02/15/2035	135	131
5.530% due 05/15/2035	87	85
5.570% due 03/15/2035	68	66
5.680% due 12/15/2034	128	127
5.720% due 12/15/2034	52	51
5.750% due 09/15/2033	7	7
5.820% due 04/15/2034 - 12/15/2034	140	138
5.870% due 10/15/2034	57	57
5.875% due 10/15/2033	115	114
5.930% due 10/15/2034	88	87
5.970% due 08/15/2034	53	53
6.000% due 06/20/2024 - 04/20/2048	5,462	5,572
6.000% due 08/20/2053 (g)	20,185	20,070
6.020% due 01/15/2034	63	63
6.075% due 01/15/2034	91	91
6.155% due 03/20/2058 •	982	979
6.156% due 05/20/2061 •	333	333
6.168% due 09/20/2070 •	1,833	1,857
6.174% due 03/20/2073 •	8,364	8,350
6.232% due 06/20/2066 •	493	491
6.250% due 01/15/2029 - 03/15/2029	23	22
6.314% due 03/20/2073 •	20,043	20,117
6.326% due 05/20/2061 •	465	464
6.359% due 07/20/2070 •	65,935	66,364
6.379% due 08/20/2070 •	22,014	22,161
6.500% due 12/15/2023 - 03/20/2053	5,570	5,574
6.700% due 07/20/2026	9	9
6.732% due 09/20/2063 •	289	290
6.877% due 04/20/2061 •	1,077	1,080
7.000% due 10/15/2023 - 12/20/2062	10,388	10,592
7.247% due 12/20/2070 •	7,499	7,661
7.250% due 12/15/2025 - 11/15/2027	2	2
7.500% due 10/15/2023 - 10/15/2035	163	166
7.750% due 09/15/2026 - 10/15/2026	1	1

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 05/15/2024 - 07/15/2031	$156	$155

Ginnie Mae, TBA
2.000% due 10/01/2053	191,700	151,585
2.500% due 10/01/2053 - 11/01/2053	106,400	86,992
3.000% due 11/01/2053	277,350	235,141
3.500% due 10/01/2053	12,350	10,819
4.000% due 10/01/2053 - 11/01/2053	156,550	141,114
4.500% due 11/01/2053	53,670	49,617
5.000% due 10/01/2053	76,950	72,950
5.500% due 10/01/2053	3,100	3,008

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	458	331
2.000% due 07/01/2028 - 04/01/2036	5,629	4,897
2.500% due 01/01/2028 - 04/01/2052	46,584	37,694
3.000% due 04/01/2031 - 02/01/2052	70,268	59,395
3.000% due 06/01/2050 - 11/01/2050 (g)	36,015	30,130
3.500% due 05/01/2024 - 03/01/2052	59,293	52,400
3.500% due 08/01/2043 (g)	26,103	23,114
4.000% due 05/01/2033 - 07/01/2053	35,930	32,765
4.500% due 01/01/2026 - 07/01/2053	13,233	12,355
5.000% due 04/01/2027 - 09/01/2053	11,284	10,683
5.500% due 11/01/2039 - 08/01/2053	6,081	5,898
6.000% due 07/01/2036 - 07/01/2053	2,680	2,674
6.000% due 07/01/2053 (g)	145,885	144,089

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053	9,600	7,621
3.000% due 10/01/2053	24,600	20,344
3.500% due 10/01/2038	7,400	6,843
4.000% due 10/01/2053	53,357	47,509
4.500% due 10/01/2038 - 10/01/2053	19,700	18,884
5.000% due 10/01/2038 - 11/01/2053	276,600	261,317
5.500% due 10/01/2053 - 11/01/2053	134,900	130,362
6.500% due 10/01/2053 - 11/01/2053	117,100	117,628

Total U.S. Government Agencies (Cost $2,824,951)		2,645,845

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~	657	479

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	$1,216	$924
4.699% due 05/27/2053 ~	1,471	1,129

Fannie Mae
4.900% due 10/25/2028 «(c)	355	351
5.570% due 10/25/2028 «(c)	435	435

Freddie Mac
4.660% due 01/25/2031	3,300	3,161

Ginnie Mae
0.861% due 10/20/2050 •(a)	2,312	223
2.000% due 10/20/2050 (a)	28,939	2,799
2.000% due 01/20/2051 (a)	21,296	2,367
2.500% due 05/20/2050 (a)	1,090	134
2.500% due 01/20/2051 (a)	24,609	3,318
2.500% due 09/20/2051 (a)	8,692	1,200
2.500% due 12/20/2051 (a)	3,538	446
3.000% due 12/20/2050 (a)	24,537	3,896
3.500% due 01/20/2046 (a)	1,013	160
3.500% due 11/20/2051 (a)	3,677	594
3.500% due 01/20/2052	1,646	1,011
5.137% due 03/20/2071 •	307	303
6.114% due 04/20/2073 •	2,025	2,009
6.214% due 07/20/2073 •	24,131	24,092
6.214% due 08/20/2073 •	6,117	6,107
6.284% due 08/20/2073 •	5,012	5,024
6.314% due 03/20/2073 •	2,020	2,008
6.414% due 05/20/2073 •	8,703	8,797
6.464% due 05/20/2073 •	1,510	1,527
6.814% due 08/20/2071 •	1,991	2,022

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,851	1,406

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	4,810	4,443

JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	7,146	5,691
6.329% due 12/25/2049 •	864	826

La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «•	4,343	4,059
3.358% due 01/15/2046 «	1,843	1,648
3.498% due 10/25/2041 «	1,168	1,088
3.508% due 11/24/2042 «•	2,776	2,534
4.250% due 09/29/2046 «	3,672	3,315

MFA Trust
1.381% due 04/25/2065 ~	3,085	2,799

Mortgage Equity Conversion Asset Trust
5.930% due 02/25/2042 •	2,513	2,446
5.960% due 05/25/2042 •	8,645	8,187

Structured Asset Mortgage Investments Trust
6.102% due 09/19/2032 •	5	5

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,311	1,995
2.710% due 01/25/2060 ~	1,822	1,683

Total Non-Agency Mortgage-Backed Securities (Cost $122,925)		116,646

ASSET-BACKED SECURITIES 1.0%

Atlas Senior Loan Fund Ltd.
6.468% due 11/17/2027 •	62	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centex Home Equity Loan Trust
5.734% due 01/25/2032 «•	$7	$6

Home Equity Asset Trust
6.034% due 11/25/2032 «•	3	2

Marathon CLO Ltd.
6.720% due 04/15/2029 •	1,454	1,454

Marble Point CLO Ltd.
6.610% due 10/15/2030 •	4,576	4,569

MKS CLO Ltd.
6.588% due 07/20/2030 •	1,971	1,969

Tralee CLO Ltd.
6.908% due 07/20/2029 •	1,208	1,207

Venture CLO Ltd.
6.488% due 10/20/2028 •	2,141	2,139

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	823	823

Total Asset-Backed Securities (Cost $12,244)		12,231

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS (f) 0.0%
		489

U.S. TREASURY BILLS 2.0%
5.429% due 10/19/2023 - 12/28/2023 (c)(d)(e)(i)(k)	24,803	24,659

Total Short-Term Instruments (Cost $25,148)		25,148

Total Investments in Securities (Cost $2,985,336)		2,799,947

	SHARES
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	764,880	7,435

Total Short-Term Instruments (Cost $7,436)		7,435

Total Investments in Affiliates (Cost $7,436)		7,435

Total Investments 227.0% (Cost $2,992,772)		$2,807,382

Financial Derivative Instruments (h)(j) 0.6% (Cost or Premiums, net $4,278)		7,165

Other Assets and Liabilities, net (127.6)%		(1,577,755)

Net Assets 100.0%		$1,236,792

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$489	U.S. Treasury Notes 0.250% due 09/30/2025	$(499)	$489	$489

Total Repurchase Agreements						$(499)	$489	$489

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.440%	09/21/2023	10/12/2023	$(22,166)	$(22,203)
	5.450	09/14/2023	10/12/2023	(68,105)	(68,291)
FAR	5.440	09/14/2023	10/12/2023	(105,966)	(106,254)

Total Reverse Repurchase Agreements					$(196,748)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (60.8)%
Fannie Mae, TBA	1.500%	10/01/2037	$1,000	$(850)	$(833)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2038	19,350	(16,953)	(16,597)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2038	3,550	(3,085)	(3,049)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	40,254	(30,624)	(30,659)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2038	1,625	(1,460)	(1,432)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2053	40,750	(33,418)	(32,401)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2038	11,100	(10,226)	(10,041)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2053	25,100	(21,609)	(20,758)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	196,600	(167,806)	(162,832)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2053	136,900	(120,824)	(117,852)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2038	10,400	(9,929)	(9,818)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2053	74,300	(68,072)	(66,156)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2053	5,000	(4,484)	(4,457)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2053	24,800	(23,376)	(22,771)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2053	71,177	(66,452)	(65,377)
Uniform Mortgage-Backed Security, TBA	5.000	10/01/2053	85,150	(81,776)	(80,340)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2053	7,840	(7,838)	(7,738)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2053	99,760	(99,398)	(98,412)

Total Short Sales (60.8)%				$(768,180)	$(751,523)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$0	$(90,494)	$0	$(90,494)	$92,518	$2,024
FAR	0	(106,254)	0	(106,254)	110,403	4,149
FICC	489	0	0	489	(499)	(10)

Total Borrowings and Other Financing Transactions	$489	$(196,748)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(196,748)	$0	$0	$(196,748)

Total Borrowings	$0	$(196,748)	$0	$0	$(196,748)

Payable for reverse repurchase agreements					$(196,748)

(g)	Securities with an aggregate market value of $202,921 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(95,965) at a weighted average interest rate of 5.276%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2024	2,490	$589,041	$(2,245)	$31	$0
3-Month SOFR Active Contract September Futures	12/2023	299	70,736	(206)	4	0
U.S. Treasury 10-Year Note December Futures	12/2023	1,552	167,713	(3,002)	315	0

				$(5,453)	$350	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	150	$(35,456)	$251	$0	$(2)
3-Month SOFR Active Contract June Futures	09/2024	1,319	(312,652)	1,911	0	(33)
3-Month SOFR Active Contract September Futures	12/2024	1,320	(313,797)	(10)	0	(66)

				$2,152	$0	$(101)

Total Futures Contracts				$(3,301)	$350	$(101)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	12/20/2025	$295,900	$(641)	$3,731	$3,090	$0	$(109)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	12,000	(41)	213	172	0	(10)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	(202)	901	699	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	3,700	(16)	(158)	(174)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	2,150	(7)	(72)	(79)	4	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	(128)	6,239	6,111	0	(247)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	(552)	5,120	4,568	0	(161)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	17,500	1,079	1,079	2,158	0	(81)

Total Swap Agreements						$(508)	$17,053	$16,545	$10	$(649)

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$350	$10	$360	$0	$(101)	$(649)	$(750)

(i)

Securities with an aggregate market value of $974 and cash of $10,149 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/24/2024	900	$ 3	$0

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	2,800	57	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	8,400	170	367

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	44,000	44	99
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	105,600	83	130
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	2,800	58	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	8,400	170	367
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	10,800	227	33
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	10,800	227	399

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	69,000	92	461
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	67,000	151	729
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	61,000	72	92
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.185	10/05/2023	24,400	119	195
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	7,600	155	98
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	7,600	155	185
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	400	11	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	400	11	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	12,000	114	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	12,000	114	341
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	36,400	211	420

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	59,500	115	648
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	84,200	88	108
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	39,800	80	82
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	20,000	36	41
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	8,200	152	88
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	8,200	152	187
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/22/2025	20,000	254	167

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	51,000	82	109

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	119,500	95	790
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	52,000	81	161
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	26,000	43	70
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	100,300	110	156
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	27,900	561	5
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	27,900	561	1,260
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	12,600	271	12
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	12,600	271	894
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	10,800	226	15
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	10,800	226	677
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	8,900	197	17
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	8,900	197	530
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	5,700	42	2

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	24,700	20	34
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	46,500	30	63
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	1,000	1	0

							$ 6,135	$10,055

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.188	10/05/2023	27,700	$121	$ 269
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053	94.625	11/06/2023	26,000	163	314
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.328	10/05/2023	27,500	75	202
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.656	10/05/2023	22,000	74	221

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.266	10/05/2023	15,500	41	106
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053	95.953	11/06/2023	42,000	263	194
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053	97.555	11/06/2023	26,000	151	321

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053	94.594	11/06/2023	7,500	47	89
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.266	10/05/2023	11,000	29	75
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 10/01/2053	100.000	10/05/2023	7,500	15	7

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.371	10/05/2023	28,400	112	218

					$1,091	$2,016

Total Purchased Options					$7,226	$12,071

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.123%	10/04/2023	15,800	$(72)	$(172)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.118	10/05/2023	19,500	(111)	(220)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.145	10/05/2023	7,300	(29)	(72)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.155	10/05/2023	23,700	(119)	(223)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.320	10/05/2023	3,800	(11)	(12)

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.180	11/06/2023	24,500	(164)	(301)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.192	11/06/2023	7,000	(46)	(83)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	67,000	(74)	(444)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	59,500	(55)	(394)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	84,200	(41)	(57)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.135	10/05/2023	18,100	(76)	(188)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.012	11/06/2023	21,500	(152)	(412)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.434	11/06/2023	14,000	(50)	(74)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	11/06/2023	26,600	(205)	(190)

							$ (1,205)	$(2,842)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	$91.766	10/05/2023	6,000	$(35)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	92.438	10/05/2023	6,000	(26)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.906	11/06/2023	11,000	(71)	(68)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	90.828	10/05/2023	11,000	(59)	(199)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.594	11/06/2023	2,000	(15)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.891	11/06/2023	11,000	(76)	(68)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	36,500	(225)	(364)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	36,500	(178)	0

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	89.859	10/05/2023	1,000	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	90.500	10/05/2023	11,000	(47)	(168)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	91.859	10/05/2023	7,000	(41)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	92.492	10/05/2023	5,500	(23)	0

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	89.906	10/05/2023	2,000	(6)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	36,500	(225)	(363)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	36,000	(205)	(420)

					$(1,235)	$(1,674)

Total Written Options					$(2,440)	$(4,516)

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$1,006	$0	$1,006	$0	$(768)	$0	$(768)	$238	$0	$238
BPS	0	368	0	368	0	0	0	0	368	(250)	118
BRC	0	1,029	0	1,029	0	(384)	0	(384)	645	(720)	(75)
DUB	0	2,542	0	2,542	0	(444)	0	(444)	2,098	(2,290)	(192)
GLM	0	1,321	0	1,321	0	(639)	0	(639)	682	(640)	42
JPM	0	730	0	730	0	(1,131)	0	(1,131)	(401)	299	(102)
MSC	0	171	0	171	0	(172)	0	(172)	(1)	0	(1)
MYC	0	4,589	0	4,589	0	(190)	0	(190)	4,399	(4,650)	(251)
NGF	0	97	0	97	0	0	0	0	97	0	97
SAL	0	218	0	218	0	(788)	0	(788)	(570)	683	113

Total Over the Counter	$0	$12,071	$0	$12,071	$0	$(4,516)	$0	$(4,516)

(k)

Securities with an aggregate market value of $982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$350	$350
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$360	$360

Over the counter
Purchased Options	$0	$0	$0	$0	$12,071	$12,071

	$0	$0	$0	$0	$12,431	$12,431

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$101	$101
Swap Agreements	0	0	0	0	649	649

	$0	$0	$0	$0	$750	$750

Over the counter
Written Options	$0	$0	$0	$0	$4,516	$4,516

	$0	$0	$0	$0	$5,266	$5,266

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,657)	$(2,657)
Swap Agreements	0	0	0	0	12,453	12,453

	$0	$0	$0	$0	$9,796	$9,796

Over the counter
Purchased Options	$0	$0	$0	$0	$(2,435)	$(2,435)
Written Options	0	0	0	0	3,362	3,362

	$0	$0	$0	$0	$927	$927

	$0	$0	$0	$0	$10,723	$10,723

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(9,004)	$(9,004)
Swap Agreements	0	0	0	0	17,944	17,944

	$0	$0	$0	$0	$8,940	$8,940

Over the counter
Purchased Options	$0	$0	$0	$0	$6,363	$6,363
Written Options	0	0	0	0	(2,635)	(2,635)

	$0	$0	$0	$0	$3,728	$3,728

	$0	$0	$0	$0	$12,668	$12,668

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$77	$0	$77
U.S. Government Agencies	0	2,644,969	876	2,645,845
Non-Agency Mortgage-Backed Securities	0	103,216	13,430	116,646
Asset-Backed Securities	0	12,223	8	12,231
Short-Term Instruments
Repurchase Agreements	0	489	0	489
U.S. Treasury Bills	0	24,659	0	24,659

	$0	$2,785,633	$14,314	$2,799,947

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,435	$0	$0	$7,435

Total Investments	$7,435	$2,785,633	$14,314	$2,807,382

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(751,523)	$0	$(751,523)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$360	$0	$360
Over the counter	0	12,071	0	12,071

	$0	$12,431	$0	$12,431

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(750)	0	(750)
Over the counter	0	(4,516)	0	(4,516)

	$0	$(5,266)	$0	$(5,266)

Total Financial Derivative Instruments	$0	$7,165	$0	$7,165

Totals	$7,435	$2,041,275	$14,314	$2,063,024

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
U.S. Government Agencies	$13,371	$990	$(5,078)	$0	$0	$(57)	$0	$(8,350)	$876	$(2)
Non-Agency Mortgage-Backed Securities	14,706	790	(1,575)	0	12	(503)	0	0	13,430	(549)
Asset-Backed Securities	0	0	0	0	0	0	8	0	8	0

Totals	$28,077	$1,780	$(6,653)	$0	$12	$(560)	$8	$(8,350)	$14,314	$(551)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies	$876	Proxy Pricing	Base Price	100.062	—
Non-Agency Mortgage-Backed Securities	12,644	Discounted Cash Flow	Discount Rate	6.160 - 6.956	6.531
	786	Proxy Pricing	Base Price	99.383 - 100.305	99.893
Asset-Backed Securities	8	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$14,314

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO Long Duration Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Worldpay LLC
TBD% due 09/20/2030		$3,200	$3,201

Total Loan Participations and Assignments (Cost $3,172)			3,201

CORPORATE BONDS & NOTES 44.0%

BANKING & FINANCE 15.7%

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		2,000	1,953

AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	795
3.875% due 01/23/2028		2,000	1,816
4.450% due 04/03/2026		600	576

AIB Group PLC
4.263% due 04/10/2025 •		6,200	6,113
6.608% due 09/13/2029 •		1,600	1,594

Aircastle Ltd.
2.850% due 01/26/2028		3,200	2,718
4.250% due 06/15/2026		800	757

Alexandria Real Estate Equities, Inc.
3.550% due 03/15/2052		1,780	1,132
4.750% due 04/15/2035		600	528
5.150% due 04/15/2053		1,400	1,170

American Assets Trust LP
3.375% due 02/01/2031		6,500	4,874

American Financial Group, Inc.
4.500% due 06/15/2047		7,400	5,506

American Homes 4 Rent LP
3.625% due 04/15/2032		1,800	1,491
4.250% due 02/15/2028		600	558

American Tower Corp.
1.875% due 10/15/2030		1,740	1,318
2.100% due 06/15/2030		1,550	1,208
2.900% due 01/15/2030		300	250
2.950% due 01/15/2051		2,800	1,582
5.550% due 07/15/2033		3,500	3,339

Antares Holdings LP
2.750% due 01/15/2027		1,800	1,526
3.750% due 07/15/2027		3,900	3,363

Arch Capital Group Ltd.
3.635% due 06/30/2050		4,900	3,304

Ares Finance Co. LLC
3.650% due 02/01/2052		3,100	1,850

Asian Development Bank
5.820% due 06/16/2028		500	519

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		1,675	1,676

Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,142
6.375% due 07/15/2030		3,500	3,392

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	472
3.950% due 07/01/2024		400	392
4.250% due 04/15/2026		2,600	2,445

Banco BTG Pactual SA
4.500% due 01/10/2025		3,800	3,695

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,000	255

Banco Santander SA
4.175% due 03/24/2028 •		$400	370

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(h)		1,000	984

Bank of America Corp.
5.819% due 09/15/2029 •		4,300	4,249

Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028		2,800	2,781

Barclays PLC
2.894% due 11/24/2032 •		4,700	3,540
4.972% due 05/16/2029 •		700	654

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.224% due 05/09/2034 •		$5,800	$5,498
6.692% due 09/13/2034 •		2,000	1,954
7.125% due 06/15/2025 •(g)(h)	GBP	200	228

BGC Partners, Inc.
8.000% due 05/25/2028		$1,850	1,823

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,679
2.850% due 08/05/2051		2,800	1,541

Blackstone Secured Lending Fund
2.850% due 09/30/2028		230	188

Blue Owl Capital Corp.
2.875% due 06/11/2028		3,800	3,128

Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	5,392
4.125% due 10/07/2051		4,810	2,811
4.375% due 02/15/2032		200	160

BNP Paribas SA
3.132% due 01/20/2033 •		2,500	1,967

Brookfield Finance LLC
3.450% due 04/15/2050		50	30

Brookfield Finance U.K. PLC
2.340% due 01/30/2032		5,190	3,900

Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	3,801
3.625% due 02/15/2052		800	499
4.700% due 09/20/2047		5,600	4,369

CaixaBank SA
6.840% due 09/13/2034 •		3,900	3,825

Carlyle Finance LLC
5.650% due 09/15/2048		6,000	4,941

CBRE Services, Inc.
5.950% due 08/15/2034		2,600	2,456

CI Financial Corp.
3.200% due 12/17/2030		10	8
4.100% due 06/15/2051		7,500	4,348

CNA Financial Corp.
5.500% due 06/15/2033		1,100	1,038

Community Preservation Corp.
2.867% due 02/01/2030		1,980	1,647

Corporate Office Properties LP
2.000% due 01/15/2029		800	627
2.750% due 04/15/2031		700	526
2.900% due 12/01/2033		400	281

Credit Suisse AG
7.500% due 02/15/2028		3,200	3,349

Crown Castle, Inc.
2.900% due 03/15/2027		1,900	1,725
3.650% due 09/01/2027		400	368

CTR Partnership LP
3.875% due 06/30/2028		100	86

Danske Bank AS
4.375% due 06/12/2028		7,400	6,833
6.259% due 09/22/2026 •		3,000	3,000

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	84
2.129% due 11/24/2026 •(i)		$400	362

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		5,000	3,780

EPR Properties
3.750% due 08/15/2029		900	724
4.500% due 06/01/2027		600	538
4.950% due 04/15/2028		600	532

Equinix, Inc.
3.400% due 02/15/2052		1,900	1,205

Equitable Financial Life Global Funding
5.500% due 12/02/2025		1,500	1,479

Equitable Holdings, Inc.
5.000% due 04/20/2048		5,000	4,031
5.594% due 01/11/2033		1,500	1,422

Extra Space Storage LP
2.350% due 03/15/2032		400	303

Farmers Insurance Exchange
4.747% due 11/01/2057 •		3,300	2,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Realty OP LP
5.375% due 05/01/2028	$2,600	$2,529

FMR LLC
5.150% due 02/01/2043	11,300	9,503

Ford Motor Credit Co. LLC
6.800% due 05/12/2028	5,900	5,898
6.950% due 06/10/2026	1,700	1,700

Freedom Mortgage Corp.
12.000% due 10/01/2028	2,300	2,342

FS KKR Capital Corp.
1.650% due 10/12/2024	2,400	2,281
3.125% due 10/12/2028	1,800	1,466
3.250% due 07/15/2027	2,200	1,896

GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,154
2.250% due 01/06/2027	1,600	1,403
2.900% due 01/06/2032	1,600	1,175

Global Atlantic Fin Co.
3.125% due 06/15/2031	1,500	1,071

GLP Capital LP
5.300% due 01/15/2029	2,100	1,949

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	4,689

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	7,400	5,835

Highwoods Realty LP
2.600% due 02/01/2031	700	503

HSBC Holdings PLC
1.589% due 05/24/2027 •	2,300	2,029
2.871% due 11/22/2032 •	4,400	3,385
4.583% due 06/19/2029 •	700	647
5.887% due 08/14/2027 •	4,000	3,953
6.332% due 03/09/2044 •	1,300	1,250
6.911% (SOFRRATE + 1.570%) due 08/14/2027 ~	2,100	2,112
7.390% due 11/03/2028 •	2,200	2,277

Hudson Pacific Properties LP
3.950% due 11/01/2027	600	474

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032	2,200	1,833

ING Groep NV
6.114% due 09/11/2034 •	9,300	9,040

Intercontinental Exchange, Inc.
3.000% due 09/15/2060	4,000	2,274

Intesa Sanpaolo SpA
7.778% due 06/20/2054 •	2,000	1,805
8.248% due 11/21/2033 •	4,800	4,842

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	3,100	2,955

Israel Discount Bank
5.375% due 01/26/2028	2,900	2,826

JAB Holdings BV
3.750% due 05/28/2051	2,750	1,690
4.500% due 04/08/2052	300	211

KBC Group NV
5.796% due 01/19/2029 •	1,300	1,271
6.324% due 09/21/2034 •	1,700	1,651

Kilroy Realty LP
2.650% due 11/15/2033	200	135

KKR Group Finance Co. LLC
3.250% due 12/15/2051	2,500	1,466

Lazard Group LLC
4.375% due 03/11/2029	1,800	1,659

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(c)	1,200	3

Lloyds Banking Group PLC
4.550% due 08/16/2028	200	186
5.985% due 08/07/2027 •	2,700	2,677

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •	5,500	4,239
2.852% due 01/19/2033 •	800	629

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •	4,300	3,328
5.748% due 07/06/2034 •	5,500	5,255

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.778% due 07/06/2029 •	$2,200	$2,171

Morgan Stanley
0.000% due 04/02/2032 þ(i)	3,700	2,191

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	800	744

Nasdaq, Inc.
3.950% due 03/07/2052	120	84
5.950% due 08/15/2053	900	841

National Health Investors, Inc.
3.000% due 02/01/2031	460	337

National Securities Clearing Corp.
5.000% due 05/30/2028	200	196

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031	5,700	4,723

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	4,000	2,822

NatWest Group PLC
4.892% due 05/18/2029 •	7,300	6,832

Nippon Life Insurance Co.
6.250% due 09/13/2053 •	3,700	3,664

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	8,100	7,051
2.000% due 03/09/2026	450	402
2.450% due 09/15/2028	170	138

Nomura Holdings, Inc.
1.653% due 07/14/2026	3,400	3,006
2.172% due 07/14/2028	2,800	2,325
2.608% due 07/14/2031	1,200	919
2.710% due 01/22/2029	1,000	837
2.999% due 01/22/2032	1,700	1,319
3.103% due 01/16/2030	1,200	995

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033	2,000	1,465

OneMain Finance Corp.
3.500% due 01/15/2027	1,990	1,706

PennyMac Financial Services, Inc.
5.375% due 10/15/2025	7,260	6,910

Popular, Inc.
7.250% due 03/13/2028	2,400	2,396

Protective Life Corp.
4.300% due 09/30/2028	3,800	3,535

Reinsurance Group of America, Inc.
6.000% due 09/15/2033	2,100	2,029

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	2,600	2,265
2.896% due 03/15/2032 •	200	155
6.534% due 01/10/2029 •	900	892
6.833% due 11/21/2026 •	6,000	6,036

Societe Generale SA
6.446% due 01/10/2029 •	2,100	2,077
6.691% due 01/10/2034 •	2,900	2,819

Standard Chartered PLC
6.296% due 07/06/2034 •	7,900	7,631

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027	300	273

Swedbank AB
6.136% due 09/12/2026	5,300	5,281

Synchrony Financial
2.875% due 10/28/2031	430	305

Truist Financial Corp.
6.047% due 06/08/2027 •	600	594

Trust Fibra Uno
4.869% due 01/15/2030	600	509

UBS AG
5.650% due 09/11/2028	2,900	2,853

UBS Group AG
1.305% due 02/02/2027 •	3,700	3,290
1.494% due 08/10/2027 •	6,600	5,763
2.593% due 09/11/2025 •	2,400	2,311
3.091% due 05/14/2032 •	7,500	5,928
4.703% due 08/05/2027 •	2,200	2,110
4.751% due 05/12/2028 •	800	756
4.988% due 08/05/2033 •	1,700	1,521
6.327% due 12/22/2027 •	1,200	1,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
2.569% due 09/22/2026 •	$1,500	$1,375
3.127% due 06/03/2032 •	5,700	4,363

VICI Properties LP
3.875% due 02/15/2029	2,900	2,509

Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,099

Wells Fargo & Co.
3.196% due 06/17/2027 •	7,800	7,246

Welltower OP LLC
5.125% due 03/15/2043	10,600	8,571

WP Carey, Inc.
2.450% due 02/01/2032	1,000	755

		420,473

INDUSTRIALS 18.0%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036	1,141	856

AEP Transmission Co. LLC
2.750% due 08/15/2051	700	401
3.650% due 04/01/2050	50	36

Air Canada Pass-Through Trust
3.300% due 07/15/2031	595	522
3.750% due 06/15/2029	265	243
5.250% due 10/01/2030	891	862

Aker BP ASA
3.100% due 07/15/2031	1,600	1,281

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	1,759	1,689

Alibaba Group Holding Ltd.
3.250% due 02/09/2061	4,800	2,569

American Airlines Pass-Through Trust
2.875% due 01/11/2036	95	78
3.000% due 04/15/2030	3,486	3,126
3.250% due 04/15/2030	2,369	2,031
3.700% due 04/01/2028	1,379	1,260

Amgen, Inc.
4.400% due 05/01/2045	6,500	5,156
4.400% due 02/22/2062	1,100	816
4.663% due 06/15/2051	3,779	3,062
5.600% due 03/02/2043	6,400	5,954
5.650% due 03/02/2053	2,800	2,623

Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,092
5.950% due 10/15/2033	2,400	2,281

AT&T, Inc.
5.400% due 02/15/2034	3,700	3,464

Axalta Coating Systems LLC
3.375% due 02/15/2029	500	417

Bacardi Ltd.
5.900% due 06/15/2043	5,600	5,184

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071	3,300	1,766

BAT Capital Corp.
6.343% due 08/02/2030	400	394

BAT International Finance PLC
5.931% due 02/02/2029	4,525	4,444

Bayer U.S. Finance LLC
4.700% due 07/15/2064	600	433

Berry Global, Inc.
1.570% due 01/15/2026	1,200	1,085
5.500% due 04/15/2028	2,200	2,127

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	1,490	863

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	280	176

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	1,080	969
5.950% due 08/04/2033	2,500	2,442

Boston Scientific Corp.
7.375% due 01/15/2040	12,750	14,056

Bristol-Myers Squibb Co.
3.900% due 03/15/2062	700	492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Airways Pass-Through Trust
3.300% due 06/15/2034	$170	$147
3.350% due 12/15/2030	64	57
4.250% due 05/15/2034	306	275

Broadcom, Inc.
2.600% due 02/15/2033	1,300	970
3.187% due 11/15/2036	4,270	3,068
3.419% due 04/15/2033	2,800	2,241
3.469% due 04/15/2034	6,550	5,147
3.500% due 02/15/2041	300	209
4.000% due 04/15/2029	1,200	1,084
4.150% due 04/15/2032	2,000	1,737

Cablevision Lightpath LLC
3.875% due 09/15/2027	2,000	1,672

Cameron LNG LLC
3.701% due 01/15/2039	1,400	1,080

Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	169
4.200% due 11/15/2069	1,900	1,355

CDW LLC
2.670% due 12/01/2026	3,200	2,890
3.276% due 12/01/2028	500	432
3.569% due 12/01/2031	2,900	2,392

Cellnex Finance Co. SA
3.875% due 07/07/2041	700	486

CGI, Inc.
2.300% due 09/14/2031	1,600	1,202

Charter Communications Operating LLC
2.300% due 02/01/2032	860	627
3.500% due 06/01/2041	4,000	2,532
3.850% due 04/01/2061	4,120	2,305
3.900% due 06/01/2052	1,770	1,059
3.950% due 06/30/2062	4,500	2,556
4.200% due 03/15/2028	2,200	2,020
4.400% due 12/01/2061	4,000	2,468
4.800% due 03/01/2050	3,400	2,380
5.125% due 07/01/2049	10,900	7,955
5.250% due 04/01/2053	5,300	3,966
5.375% due 04/01/2038	600	491
5.375% due 05/01/2047	2,200	1,678
5.500% due 04/01/2063	2,100	1,555
5.750% due 04/01/2048	1,100	879

Cheniere Energy Partners LP
5.950% due 06/30/2033	400	386

Children’s Hospital
2.928% due 07/15/2050	3,900	2,306

City of Hope
4.378% due 08/15/2048	1,010	775

Claremont Mckenna College
3.775% due 01/01/2122	4,100	2,507

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,282

Comcast Corp.
5.350% due 05/15/2053	2,500	2,282

CommonSpirit Health
6.073% due 11/01/2027	1,300	1,312

Constellation Brands, Inc.
4.100% due 02/15/2048	7,000	5,229

Continental Resources, Inc.
5.750% due 01/15/2031	700	658

Continental Wind LLC
6.000% due 02/28/2033	1,190	1,191

Corning, Inc.
5.450% due 11/15/2079	600	505

CoStar Group, Inc.
2.800% due 07/15/2030	1,500	1,210

Cox Communications, Inc.
5.700% due 06/15/2033	500	482

CSN Resources SA
4.625% due 06/10/2031	4,800	3,662

CVS Health Corp.
5.875% due 06/01/2053	1,500	1,388

CVS Pass-Through Trust
7.507% due 01/10/2032	12,051	12,354

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
1.550% due 08/01/2024	$200	$192
1.625% due 02/15/2024	1,200	1,177
2.625% due 03/20/2025	2,400	2,259
3.375% due 03/20/2028	2,700	2,389

Discovery Communications LLC
5.200% due 09/20/2047	2,400	1,822
5.300% due 05/15/2049	100	77

Elevance Health, Inc.
4.750% due 02/15/2033	4,550	4,238
5.500% due 10/15/2032	950	936

Enbridge, Inc.
5.700% due 03/08/2033	2,150	2,061

Energy Transfer LP
5.300% due 04/15/2047	7,400	6,021
6.050% due 06/01/2041	3,200	2,904
6.250% due 04/15/2049	100	92
6.625% due 10/15/2036	5,200	5,153
7.500% due 07/01/2038	4,135	4,349

Entergy Louisiana LLC
1.600% due 12/15/2030	600	452
2.900% due 03/15/2051	2,100	1,239

Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	819
6.450% due 09/01/2040	200	204

Equifax, Inc.
5.100% due 06/01/2028	4,100	3,965

FactSet Research Systems, Inc.
3.450% due 03/01/2032	2,100	1,742

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	3,893
4.317% due 12/30/2039	1,750	1,206

Fresenius Medical Care U.S. Finance, Inc.
3.000% due 12/01/2031	3,700	2,756

GeorgeTown University
5.115% due 04/01/2053	1,100	1,008

Glencore Funding LLC
5.700% due 05/08/2033	2,000	1,899

Global Payments, Inc.
2.900% due 11/15/2031	4,200	3,299

Graphic Packaging International LLC
3.750% due 02/01/2030	1,000	837

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,600	1,564
6.510% due 02/23/2042	600	589

Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	674
4.500% due 07/01/2057	1,340	1,089

HCA, Inc.
3.625% due 03/15/2032	4,000	3,318
4.625% due 03/15/2052	1,000	752
5.125% due 06/15/2039	2,900	2,515
5.250% due 06/15/2049	600	494
5.500% due 06/15/2047	450	385

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	270	220

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052	600	441

Humana, Inc.
3.950% due 08/15/2049	600	434
5.750% due 03/01/2028	2,480	2,490
5.875% due 03/01/2033	3,100	3,084

Hyundai Capital America
2.100% due 09/15/2028	1,660	1,379

Imperial Brands Finance PLC
3.500% due 07/26/2026	2,200	2,060

Ingersoll Rand, Inc.
5.700% due 08/14/2033	1,800	1,738

JDE Peet’s NV
2.250% due 09/24/2031	300	223

Johns Hopkins University
2.813% due 01/01/2060	1,000	585

Kaiser Aluminum Corp.
4.500% due 06/01/2031	2,200	1,746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	$400	$387

KLA Corp.
3.300% due 03/01/2050	1,200	799

Kraft Heinz Foods Co.
6.500% due 02/09/2040	310	315
7.125% due 08/01/2039	4,250	4,512

Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,772
3.500% due 08/18/2026	800	729
3.900% due 08/08/2029	1,600	1,367

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026	1,000	981

Leidos, Inc.
2.300% due 02/15/2031	700	539

Marvell Technology, Inc.
2.450% due 04/15/2028	200	173
2.950% due 04/15/2031	30	24

Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,271

Mayo Clinic
3.196% due 11/15/2061	1,400	867

McDonald’s Corp.
3.625% due 09/01/2049	150	106

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	800	660

Merck & Co., Inc.
2.900% due 12/10/2061	580	334

Meta Platforms, Inc.
5.600% due 05/15/2053	5,300	5,020

MGM China Holdings Ltd.
5.875% due 05/15/2026	1,100	1,047

Micron Technology, Inc.
3.366% due 11/01/2041	300	198

Moody’s Corp.
5.250% due 07/15/2044	8,000	7,247

Motorola Solutions, Inc.
2.300% due 11/15/2030	40	31

Mount Nittany Medical Center Obligated Group
3.799% due 11/15/2052	4,800	3,427

MPLX LP
4.700% due 04/15/2048	1,500	1,138
4.900% due 04/15/2058	75	56
4.950% due 03/14/2052	1,400	1,097
5.000% due 03/01/2033	250	228
5.500% due 02/15/2049	1,060	899

National Fuel Gas Co.
2.950% due 03/01/2031	2,800	2,205

New York & Presbyterian Hospital
2.256% due 08/01/2040	3,000	1,847
4.763% due 08/01/2116	3,500	2,777

Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050	20	15

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	4,230	3,863

Norfolk Southern Corp.
3.155% due 05/15/2055	4,495	2,757

Northern Natural Gas Co.
4.300% due 01/15/2049	6,100	4,513

Northern Star Resources Ltd.
6.125% due 04/11/2033	3,600	3,366

Northrop Grumman Corp.
4.950% due 03/15/2053	700	616

Northwell Healthcare, Inc.
4.260% due 11/01/2047	1,800	1,353

Novant Health, Inc.
3.168% due 11/01/2051	2,000	1,290

Occidental Petroleum Corp.
6.200% due 03/15/2040	600	573
6.625% due 09/01/2030	600	609

OCI NV
6.700% due 03/16/2033	1,100	1,051

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
3.600% due 04/01/2040	$100	$72
3.600% due 04/01/2050	1,120	725
3.650% due 03/25/2041 (i)	1,900	1,357
3.800% due 11/15/2037	2,800	2,137
3.850% due 04/01/2060	7,000	4,455
3.950% due 03/25/2051 (i)	7,600	5,215
4.000% due 11/15/2047	1,100	774
4.100% due 03/25/2061 (i)	3,800	2,537
4.500% due 07/08/2044	900	697

Ovintiv, Inc.
6.250% due 07/15/2033	3,200	3,097
7.100% due 07/15/2053	2,800	2,779

PeaceHealth Obligated Group
3.218% due 11/15/2050	1,260	757

Petroleos Mexicanos
6.700% due 02/16/2032	900	669
10.000% due 02/07/2033	5,000	4,456

Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	321
2.864% due 01/01/2052	500	294

Prosus NV
3.257% due 01/19/2027	600	532
4.193% due 01/19/2032	3,000	2,393
4.987% due 01/19/2052	1,100	725

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,800	3,654

Quanta Services, Inc.
2.350% due 01/15/2032	600	451
3.050% due 10/01/2041	400	252

Renesas Electronics Corp.
2.170% due 11/25/2026	4,900	4,323

Rockies Express Pipeline LLC
4.800% due 05/15/2030	2,860	2,471
6.875% due 04/15/2040	4,700	4,125

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,237
5.000% due 03/15/2027	2,700	2,621

Sands China Ltd.
2.550% due 03/08/2027	2,100	1,823
3.500% due 08/08/2031	1,300	1,030
4.300% due 01/08/2026	600	561
5.375% due 08/08/2025	4,700	4,556

Sealed Air Corp.
1.573% due 10/15/2026	1,921	1,673

Skyworks Solutions, Inc.
3.000% due 06/01/2031	600	470

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,213
4.600% due 06/15/2028	3,500	2,732

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	348	296

Studio City Finance Ltd.
5.000% due 01/15/2029	400	301

Sutter Health
5.164% due 08/15/2033	900	865

Sysco Corp.
3.150% due 12/14/2051	320	197

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,174
3.300% due 02/15/2051	1,900	1,190
3.400% due 10/15/2052	3,500	2,188
3.600% due 11/15/2060	5,401	3,345
5.200% due 01/15/2033	2,100	1,983

Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,060
6.500% due 02/15/2053	3,400	3,251

TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,693
2.375% due 08/09/2028	3,400	2,797
2.650% due 08/09/2031	2,340	1,742

Telefonica Emisiones SA
5.213% due 03/08/2047	3,200	2,552

Tencent Holdings Ltd.
3.940% due 04/22/2061	1,200	745

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	$3,660	$3,060
7.625% due 04/01/2037	4,720	5,041
8.375% due 06/15/2032	3,600	3,981

Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,485

Time Warner Cable LLC
5.875% due 11/15/2040	500	415
6.750% due 06/15/2039	1,300	1,191
7.300% due 07/01/2038	1,225	1,181

Topaz Solar Farms LLC
4.875% due 09/30/2039	3,698	3,343

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048	2,000	1,588

Travel & Leisure Co.
4.625% due 03/01/2030	800	674

Trimble, Inc.
6.100% due 03/15/2033	2,300	2,255

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,589	2,461
4.625% due 12/03/2026	2,494	2,402
5.900% due 04/01/2026	1,470	1,471

United Airlines Pass-Through Trust
2.700% due 11/01/2033	515	426
2.875% due 04/07/2030	496	438
3.100% due 04/07/2030	426	366
3.450% due 01/07/2030	273	244
4.300% due 02/15/2027	8,022	7,683
4.550% due 08/25/2031	1,893	1,677
5.875% due 04/15/2029	3,567	3,541

UnitedHealth Group, Inc.
5.050% due 04/15/2053	4,600	4,119
5.200% due 04/15/2063	5,000	4,469

UPMC
5.377% due 05/15/2043	1,000	921

Valley Children’s Hospital
4.399% due 03/15/2048	2,000	1,505

VeriSign, Inc.
2.700% due 06/15/2031	1,700	1,355

VMware, Inc.
1.800% due 08/15/2028	600	498
2.200% due 08/15/2031	350	264

Warnermedia Holdings, Inc.
5.050% due 03/15/2042	4,300	3,328
5.391% due 03/15/2062	510	377

Western Midstream Operating LP
5.250% due 02/01/2050	500	390

Williams Cos., Inc.
3.500% due 10/15/2051	450	287

Wynn Macau Ltd.
5.625% due 08/26/2028	3,300	2,865

		480,555

UTILITIES 10.3%

AEP Texas, Inc.
4.150% due 05/01/2049	1,100	796
5.400% due 06/01/2033	3,300	3,150
6.650% due 02/15/2033	1,800	1,846

AES Corp.
5.450% due 06/01/2028	900	869

Alabama Power Co.
4.300% due 01/02/2046	700	543
4.300% due 07/15/2048	2,000	1,542

Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	888
3.600% due 03/01/2032	1,700	1,408

American Transmission Systems, Inc.
5.000% due 09/01/2044	200	171

American Water Capital Corp.
3.750% due 09/01/2047	1,600	1,173

Arizona Public Service Co.
2.650% due 09/15/2050	20	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AT&T, Inc.
3.500% due 09/15/2053	$1,883	$1,164
3.550% due 09/15/2055	493	302
3.650% due 09/15/2059	6,731	4,100

Atmos Energy Corp.
2.850% due 02/15/2052	4,900	2,943

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	4,500	4,143

Bell Telephone Co. of Canada
4.300% due 07/29/2049	2,100	1,577

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	149
4.600% due 05/01/2053	400	313
6.125% due 04/01/2036	500	503

BG Energy Capital PLC
5.125% due 10/15/2041	4,300	3,728

Black Hills Corp.
5.950% due 03/15/2028	650	650
6.150% due 05/15/2034	4,200	4,093

Boston Gas Co.
6.119% due 07/20/2053	4,800	4,540

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033	200	199

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	3,500	3,191

Columbia Pipelines Operating Co. LLC
6.544% due 11/15/2053	3,000	2,936

Commonwealth Edison Co.
3.850% due 03/15/2052	100	72

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	394
4.300% due 12/01/2056	100	74
4.500% due 05/15/2058	2,500	1,903

Constellation Energy Generation LLC
5.800% due 03/01/2033	7,800	7,614

Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	194
4.000% due 09/30/2042	400	307

Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,589
3.850% due 11/15/2042	4,600	3,436
6.350% due 09/15/2037	200	205

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	105

Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	2,189
5.250% due 03/15/2033	4,100	3,977

East Ohio Gas Co.
3.000% due 06/15/2050	1,600	924

Edison International
5.750% due 06/15/2027	330	327

Electricite de France SA
6.250% due 05/23/2033	3,700	3,707
6.900% due 05/23/2053	2,200	2,187
9.125% due 03/15/2033 •(g)	2,100	2,193

Enel Finance International NV
7.500% due 10/14/2032	4,200	4,487

Entergy Arkansas LLC
2.650% due 06/15/2051	60	34
3.350% due 06/15/2052	270	173

Entergy Corp.
1.900% due 06/15/2028	900	761
2.400% due 06/15/2031	2,390	1,864

Entergy Texas, Inc.
1.750% due 03/15/2031	3,200	2,446
5.800% due 09/01/2053	600	575

Eversource Energy
5.125% due 05/15/2033	3,900	3,631

Florida Power & Light Co.
3.700% due 12/01/2047	1,100	804

Gazprom PJSC via Gaz Finance PLC
3.500% due 07/14/2031	8,000	4,760

Georgia Power Co.
3.250% due 03/15/2051	5,300	3,368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 01/30/2050	$1,000	$703
4.300% due 03/15/2042	3,752	3,006
5.125% due 05/15/2052	2,400	2,120

Greenko Power Ltd.
4.300% due 12/13/2028	380	327

Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,130
6.050% due 03/15/2037	800	790

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	2,800	2,458

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	2,400	1,982

Kentucky Utilities Co.
3.300% due 06/01/2050	70	46
5.450% due 04/15/2033	2,000	1,956

KeySpan Gas East Corp.
3.586% due 01/18/2052	2,430	1,499

Louisville Gas & Electric Co.
5.450% due 04/15/2033	2,000	1,961

MidAmerican Energy Co.
2.700% due 08/01/2052	5,500	3,126

National Grid USA
5.803% due 04/01/2035	120	114

New England Power Co.
3.800% due 12/05/2047	2,300	1,644

New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	367
2.150% due 10/01/2031	2,000	1,495
5.850% due 08/15/2033	700	691

NextEra Energy Capital Holdings, Inc.
5.050% due 02/28/2033	1,800	1,681
5.250% due 02/28/2053	1,600	1,388

Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,587
5.783% due 09/16/2052	2,400	2,226

NiSource, Inc.
5.250% due 03/30/2028	3,000	2,942

Northern States Power Co.
3.600% due 09/15/2047	6,300	4,448

NRG Energy, Inc.
2.450% due 12/02/2027	1,010	857

Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,069
5.050% due 10/01/2048	7,000	5,743

Ohio Power Co.
2.900% due 10/01/2051	2,800	1,665
5.850% due 10/01/2035	100	98

ONEOK, Inc.
7.150% due 01/15/2051	100	101

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,599
3.000% due 06/15/2028	3,200	2,748
3.150% due 01/01/2026	2,000	1,861
3.250% due 06/01/2031	1,700	1,353
3.450% due 07/01/2025	1,000	949
3.500% due 08/01/2050	7,250	4,325
3.750% due 08/15/2042	2,790	1,794
3.950% due 12/01/2047	1,000	641
4.200% due 03/01/2029	2,000	1,770
4.250% due 03/15/2046	300	199
4.300% due 03/15/2045	500	339
4.400% due 03/01/2032	2,000	1,696
4.500% due 07/01/2040	6,100	4,546
4.550% due 07/01/2030	750	663
4.600% due 06/15/2043	900	648
4.750% due 02/15/2044	100	74
4.950% due 07/01/2050	370	276
5.250% due 03/01/2052	300	232
6.150% due 01/15/2033	1,200	1,139

PacifiCorp
4.125% due 01/15/2049	8,300	5,850
4.150% due 02/15/2050	300	211
5.350% due 12/01/2053	500	416
5.500% due 05/15/2054	751	639
5.750% due 04/01/2037	60	57
6.000% due 01/15/2039	2,040	1,928

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.100% due 08/01/2036	$60	$59
6.250% due 10/15/2037	3,300	3,288

PECO Energy Co.
2.850% due 09/15/2051	2,000	1,190

Pennsylvania Electric Co.
3.600% due 06/01/2029	3,300	2,945

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	3,821

Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	4,273

Puget Sound Energy, Inc.
5.448% due 06/01/2053	800	735

San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,208
4.150% due 05/15/2048	9,400	7,178

SES SA
5.300% due 04/04/2043	3,800	2,562

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,720

Southern California Edison Co.
2.250% due 06/01/2030	800	643
2.500% due 06/01/2031	4,700	3,741
2.750% due 02/01/2032	2,400	1,921
2.950% due 02/01/2051	3,000	1,778
3.450% due 02/01/2052	2,300	1,470
3.650% due 03/01/2028	200	185
3.650% due 02/01/2050	1,100	745
3.650% due 06/01/2051	2,020	1,344
3.900% due 12/01/2041	500	362
3.900% due 03/15/2043	3,600	2,640
4.650% due 10/01/2043	1,850	1,504
6.000% due 01/15/2034	3,600	3,582
6.650% due 04/01/2029	900	924

Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,138
4.125% due 06/01/2048	5,300	3,916

Southwestern Electric Power Co.
3.250% due 11/01/2051	800	482
6.200% due 03/15/2040	2,200	2,116

System Energy Resources, Inc.
2.140% due 12/09/2025	1,200	1,090

Tucson Electric Power Co.
3.250% due 05/15/2032	6,500	5,404

Verizon Communications, Inc.
3.700% due 03/22/2061	5,590	3,560
3.875% due 03/01/2052	4,800	3,382

Virginia Electric & Power Co.
3.800% due 09/15/2047	500	356

Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,308
5.625% due 02/10/2053	2,200	1,952
5.750% due 02/10/2063	800	702

Washington Gas Light Co.
3.650% due 09/15/2049	1,600	1,071

WEC Energy Group, Inc.
5.600% due 09/12/2026	1,500	1,500

Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	2,712

Xcel Energy, Inc.
5.450% due 08/15/2033	4,100	3,917

		276,825

Total Corporate Bonds & Notes (Cost $1,418,346)		1,177,853

MUNICIPAL BONDS & NOTES 2.1%

CALIFORNIA 0.4%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,603
0.000% due 08/15/2032 (d)	100	61

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 06/01/2046	$1,950	$1,773
4.214% due 06/01/2050	2,600	1,775

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
3.037% due 06/01/2032	4,200	3,276

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	945

		10,669

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	7,611	8,107

ILLINOIS 0.4%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	92	94

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,712
3.007% due 01/01/2033	5,030	4,095

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021
3.238% due 01/01/2042	1,800	1,330

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	925

		10,156

KANSAS 0.1%

Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	2,600	2,367

MICHIGAN 0.2%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	3,500	2,482

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	4,800	3,678

		6,160

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	700	369

NEW JERSEY 0.1%

Rutgers, The State University of New Jersey Revenue Bonds, Series 2019
3.270% due 05/01/2043	1,500	1,089

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	788

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	800	940

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	4,118

		5,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	$3,770	$2,636

TEXAS 0.3%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	5,820

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	1,703

		7,523

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	477
0.000% due 04/01/2037 (d)	800	356

		833

Total Municipal Bonds & Notes (Cost $68,106)		55,755

U.S. GOVERNMENT AGENCIES 18.3%

Fannie Mae
0.000% due 05/15/2030 (d)	39,712	28,657
2.349% due 01/25/2031 ~(a)	16,071	1,318
3.000% due 12/25/2046	1,416	868
3.511% due 12/01/2034 •	107	104
3.790% due 01/01/2029	4,200	3,920
4.030% due 11/01/2035 •	2	2
4.273% due 12/01/2033 •	11	11
4.540% due 04/01/2035 •	225	221
4.572% due 10/01/2035 •	86	84
4.780% due 05/25/2035 ~	134	136
5.000% due 08/25/2033	22	21
5.106% due 09/01/2035 •	5	5
5.390% due 11/01/2034 •	196	200
5.462% due 07/25/2037 •	5	5
5.500% due 04/25/2033 - 09/25/2035	5,980	5,881
5.502% due 06/01/2035 •	200	196
5.532% due 03/25/2036 •	1	1
5.629% due 06/01/2043 •	35	34
5.829% due 09/25/2032 •	3	3
5.900% due 07/25/2042	5	5
5.972% due 08/01/2035 •	18	19
6.000% due 07/25/2031 - 03/25/2036	992	1,009
6.079% due 08/25/2040 •	229	225
6.080% due 09/01/2028	1,800	1,903
6.600% due 06/01/2035 •	313	312

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	505
5.750% due 12/07/2028	20	21

Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,009
4.322% due 10/01/2035 •	7	7
4.563% due 04/01/2035 •	9	9
5.000% due 03/01/2038 - 12/01/2038	273	268
5.500% due 02/15/2024	1	1
5.561% due 06/01/2035 •	8	7
5.826% due 10/25/2044 - 02/25/2045 •	52	48
5.828% due 01/15/2033 •	1	1
5.928% due 09/15/2030 •	1	1
6.000% due 06/15/2035 - 10/01/2037	531	544
6.500% due 10/25/2043	38	38

Ginnie Mae
3.250% due 02/20/2049	2,553	2,017
3.875% due 05/20/2030 •	19	19

Ginnie Mae, TBA
4.000% due 10/01/2053 - 11/01/2053	51,600	46,497

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 11/01/2053	$20,300	$18,767

Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,000	770
0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	78,630

Tennessee Valley Authority
3.875% due 03/15/2028	14,500	14,003

U.S. Small Business Administration
5.290% due 12/01/2027	77	75
5.510% due 11/01/2027	17	17

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2053	3,000	2,583
4.500% due 11/01/2053	62,100	57,040
5.500% due 11/01/2053	95,300	92,080
6.000% due 11/01/2053	111,500	109,993
6.500% due 10/01/2053	12,300	12,357

Total U.S. Government Agencies (Cost $502,705)		489,447

U.S. TREASURY OBLIGATIONS 77.0%

U.S. Treasury Bonds
1.125% due 05/15/2040 (j)(l)	313,630	180,153
1.125% due 08/15/2040	95,010	54,048
1.375% due 11/15/2040	55,540	32,894
1.750% due 08/15/2041 (j)	99,000	61,693
1.875% due 02/15/2041 (j)	530,600	342,506
1.875% due 02/15/2051	52,395	29,379
2.000% due 11/15/2041 (j)	10,500	6,818
2.000% due 02/15/2050	22,030	12,861
2.250% due 08/15/2049	17,276	10,759
2.250% due 02/15/2052 (j)	7,800	4,789
2.375% due 11/15/2049 (l)	875	560
2.500% due 02/15/2045	15,520	10,544
2.750% due 11/15/2042 (l)(n)	1,000	730
2.875% due 05/15/2049 (j)(n)	405	289
2.875% due 05/15/2052 (n)	25,200	17,873
3.000% due 11/15/2044 (n)	14,350	10,714
3.000% due 05/15/2045 (j)	12,360	9,183
3.000% due 08/15/2048 (j)(l)(n)	7,990	5,843
3.000% due 02/15/2049	89,220	65,232
3.000% due 08/15/2052 (j)	165,200	120,422
3.125% due 02/15/2043 (j)(l)(n)	1,910	1,479
3.125% due 08/15/2044 (l)	14,310	10,938
3.375% due 08/15/2042 (j)(n)	123,350	99,969
3.625% due 08/15/2043 (j)(n)	3,200	2,671
3.625% due 02/15/2053 (j)	97,800	80,907
3.625% due 05/15/2053	17,000	14,079
3.750% due 08/15/2041 (j)(l)(n)	1,700	1,472
3.750% due 11/15/2043 (l)(n)	6,137	5,211
3.875% due 02/15/2043	97,300	84,697
4.000% due 11/15/2042 (j)(n)	64,200	56,993
4.000% due 11/15/2052	305,140	270,526
4.375% due 05/15/2041 (l)(n)	27,930	26,341
4.375% due 08/15/2043 (j)	131,700	122,893
4.750% due 02/15/2041 (j)(l)(n)	5,010	4,956

U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2032	26,136	21,912
0.625% due 07/15/2032	47,030	41,009
1.125% due 01/15/2033 (l)	10,026	9,062

U.S. Treasury Notes
3.875% due 05/15/2043 (j)	116,100	100,953
0.375% due 10/31/2023 (l)(n)	17,334	17,266
4.375% due 08/31/2028	265	262

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(l)	71,900	43,432
0.000% due 08/15/2034 (a)	32,970	19,675
0.000% due 05/15/2035 (a)(l)	32,500	18,677
0.000% due 11/15/2036 (a)	37,600	19,917
0.000% due 08/15/2037 (a)(l)	8,900	4,519
0.000% due 05/15/2041 (d)	450	184
0.000% due 08/15/2041 (a)	350	141
0.000% due 11/15/2041 (d)	170	68
0.000% due 02/15/2042 (d)	1,850	726
0.000% due 05/15/2042 (d)	1,240	481
0.000% due 08/15/2042 (d)	1,890	726
0.000% due 11/15/2042 (d)	810	307

Total U.S. Treasury Obligations (Cost $2,606,782)		2,059,739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%

Adjustable Rate Mortgage Trust
3.892% due 10/25/2035 ~	$532	$454

American Home Mortgage Assets Trust
5.546% due 11/25/2046 •	1,480	453
5.554% due 10/25/2046 •	59	51

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	7,000	6,949
6.580% due 03/15/2034 •	2,400	2,373

Banc of America Funding Trust
4.757% due 02/20/2036 ~	101	93

Banc of America Mortgage Trust
5.133% due 08/25/2035 ^~	327	305

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,176
5.122% due 08/10/2035 ~	8,700	6,266

Bear Stearns Adjustable Rate Mortgage Trust
2.800% due 11/25/2030 ~	23	21
3.881% due 05/25/2047 ^~	435	387
4.706% due 11/25/2034 ~	14	13
7.670% due 10/25/2035 •	21	20

Bear Stearns ALT-A Trust
4.138% due 11/25/2036 ~	107	60
4.598% due 09/25/2035 ^~	2,199	1,342
4.749% due 10/25/2035 ^~	180	151
5.754% due 08/25/2036 ^•	2,521	2,177

Bear Stearns Mortgage Funding Trust
5.614% due 10/25/2036 •	1,650	1,368

Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,025

BWAY Mortgage Trust
3.454% due 03/10/2033	7,280	6,843

Chase Mortgage Finance Trust
4.099% due 03/25/2037 ^~	164	151
5.500% due 11/25/2035	1,563	1,130

ChaseFlex Trust
5.714% due 05/25/2037 •	2,745	2,603

Citigroup Mortgage Loan Trust
5.504% due 01/25/2037 •	20	18
6.234% due 08/25/2035 ^•	57	55
7.780% due 10/25/2035 •	14	13

Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,727
3.942% due 04/10/2033 ~	7,300	6,104

Countrywide Alternative Loan Trust
5.500% due 09/25/2035 ^	1,162	827
5.500% due 10/25/2035	2,353	1,324
5.500% due 11/25/2035	458	259
5.500% due 03/25/2036 ^	61	25
5.634% due 12/20/2046 ^•	452	384
5.814% due 09/25/2046 ^•	447	412
5.854% due 05/25/2036 •	2,766	2,348
5.859% due 03/20/2046 •	106	85
5.994% due 02/25/2037 •	48	39
6.000% due 03/25/2036 ^	2,789	1,240
6.079% due 11/20/2035 •	2,077	1,896
6.079% due 12/20/2035 •	475	423
6.250% due 08/25/2037 ^	103	53

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~	2	2
3.861% due 11/25/2034 ~	39	35
4.212% due 11/25/2037 ~	351	319
4.795% due 11/20/2034 «~	8	7
5.250% due 05/25/2035	81	55
5.894% due 05/25/2035 •	47	37
6.074% due 03/25/2035 •	107	92
6.537% due 02/20/2036 ^•	82	76
7.884% due 02/20/2036 ^•	21	18

Countrywide Home Loan Reperforming REMIC Trust
5.854% due 07/25/2036 •	1,538	1,402

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	3	3

Credit Suisse Mortgage Capital Trust
3.023% due 08/25/2060 ~	924	908
3.064% due 12/26/2059 ~	522	516

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
5.962% due 08/19/2045 •	$52	$43

First Horizon Mortgage Pass-Through Trust
4.150% due 12/25/2034 «~	1	1

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	3,600	3,599

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	5,225	4,255

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •	369	299

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~	3	2

HarborView Mortgage Loan Trust
4.700% due 07/19/2035 ^«~	2	2
5.822% due 01/19/2038 •	1,241	1,081
5.852% due 12/19/2036 •	2,571	2,017

IndyMac INDX Mortgage Loan Trust
3.374% due 04/25/2037 ^~	128	109
3.474% due 04/25/2037 ~	85	76
3.913% due 12/25/2034 ~	8	7
5.834% due 06/25/2046 •	316	244
5.954% due 07/25/2035 •	2,210	1,533

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	3,533	3,374

JP Morgan Mortgage Trust
3.941% due 01/25/2037 ^~	14	12
4.190% due 07/25/2035 ~	615	599
4.246% due 02/25/2035 «~	1	1
6.329% due 11/25/2049 •	280	266
6.329% due 12/25/2049 •	146	140

Lehman XS Trust
5.794% due 12/25/2036 •	810	770

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~	34	31
5.644% due 04/25/2046 •	251	220

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	14	13

Merrill Lynch Mortgage Investors Trust
4.421% due 02/25/2034 ~	4	4
4.599% due 05/25/2033 ~	6	6
4.970% due 05/25/2033 «~	3	3
5.515% due 07/25/2034 «~	54	50

Morgan Stanley Mortgage Loan Trust
5.734% due 08/25/2036 •	2,802	740

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	3,605	3,320
4.500% due 05/25/2058 ~	1,731	1,632

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~	13,135	2,548

Prime Mortgage Trust
5.834% due 02/25/2034 •	1	1

Residential Accredit Loans, Inc. Trust
5.854% due 04/25/2046 •	175	49
6.000% due 06/25/2036 ^	4,364	3,302
6.000% due 08/25/2036 ^	603	478
6.500% due 08/25/2036	1,113	918

Residential Asset Securitization Trust
5.500% due 04/25/2035 ^•	44	23
5.834% due 01/25/2046 ^•	185	55

Structured Adjustable Rate Mortgage Loan Trust
5.754% due 10/25/2035 •	29	26
5.874% due 05/25/2037 •	93	80
6.026% due 01/25/2035 ^•	39	33
6.059% due 12/25/2034 ~	39	38

Structured Asset Mortgage Investments Trust
5.854% due 04/25/2036 •	265	230
5.874% due 05/25/2036 •	117	91
6.054% due 12/25/2035 ^•	3	3
6.102% due 10/19/2034 •	8	8

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.463% due 12/25/2033 «~	7	7

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	85

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TBW Mortgage-Backed Trust
6.000% due 07/25/2036		$4,659	$2,158

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	7,693	9,397

WaMu Mortgage Pass-Through Certificates Trust
3.527% due 12/25/2036 ^~		$163	141
3.678% due 02/25/2037 ^~		168	149
4.554% due 07/25/2037 ^~		17	15
4.664% due 05/25/2046 •		23	19
5.326% due 02/25/2047 ^•		310	257
5.326% due 03/25/2047 ^•		165	138
5.356% due 01/25/2047 •		1	1
5.386% due 04/25/2047 •		586	504
5.626% due 08/25/2046 •		653	593
5.674% due 08/25/2046 •		5,893	4,723
5.704% due 12/25/2045 •		25	23
5.804% due 05/25/2034 •		320	284
6.014% due 10/25/2045 •		310	288
6.126% due 10/25/2046 •		3	2
6.126% due 11/25/2046 •		40	34

Washington Mutual Mortgage Pass-Through Certificates Trust
5.596% due 05/25/2046 ^•		270	214

Worldwide Plaza Trust
3.526% due 11/10/2036		3,300	2,527

Total Non-Agency Mortgage-Backed Securities (Cost $134,550)			115,919

ASSET-BACKED SECURITIES 6.1%

ACAS CLO Ltd.
6.462% due 10/18/2028 •		5,114	5,099

ACE Securities Corp. Home Equity Loan Trust
6.409% due 05/25/2034 •		853	826

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
7.264% due 12/25/2034 •		4,223	3,615

AREIT Trust
6.563% due 01/20/2037 •		3,487	3,442

Argent Securities Trust
5.734% due 06/25/2036 •		5,537	3,553

Asset-Backed Securities Corp. Home Equity Loan Trust
7.279% due 05/25/2035 •		4,818	4,350

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,300	7,251

Bear Stearns Asset-Backed Securities Trust
5.011% due 10/25/2036 ~		9	8
5.774% due 12/25/2036 •		200	191

Benefit Street Partners CLO Ltd.
6.688% due 01/20/2031 •		2,777	2,776

Carlyle Global Market Strategies CLO Ltd.
6.669% due 07/27/2031 •		992	992
6.928% due 07/20/2032 •		3,500	3,496

CBAM Ltd.
6.590% due 04/17/2031 •		3,974	3,956

CIFC Funding Ltd.
6.657% due 04/24/2030 •		1,670	1,670

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		500	486

Citigroup Mortgage Loan Trust
5.494% due 07/25/2045 •		7	5
5.784% due 03/25/2037 •		559	458

Countrywide Asset-Backed Certificates Trust
5.694% due 12/25/2036 ^•		6,894	6,172
5.914% due 03/25/2036 •		975	868
5.914% due 04/25/2037 •		412	341
6.074% due 09/25/2047 •		6,767	5,170
7.309% due 07/25/2035 •		100	95

Credit-Based Asset Servicing & Securitization LLC
3.431% due 04/25/2037 «þ		184	167
3.486% due 12/25/2035 •		681	619
4.694% due 07/25/2035 «•		341	308
5.554% due 07/25/2037 •		15	10

Credit-Based Asset Servicing & Securitization Trust
3.061% due 01/25/2037 ^•		25	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •		$1,102	$1,082

First Franklin Mortgage Loan Trust
5.654% due 12/25/2037 •		1,286	1,200
5.734% due 08/25/2036 •		6,288	5,659
6.484% due 09/25/2033 •		3,938	3,776
7.244% due 10/25/2033 •		2,792	2,641

First NLC Trust
5.504% due 08/25/2037 •		14	7

Fremont Home Loan Trust
6.499% due 06/25/2035 •		3,285	3,115

FS Rialto Issuer LLC
7.213% due 01/19/2039 •		4,350	4,313

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		1,038	1,039

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	3,804	2,451

GSAMP Trust
5.504% due 12/25/2036 •		$5	3
5.564% due 12/25/2046 •		1,301	690
5.574% due 12/25/2036 •		1,632	876
5.634% due 11/25/2036 •		188	89
5.704% due 03/25/2047 •		694	633
5.734% due 08/25/2036 •		520	508
5.754% due 04/25/2036 •		210	131
5.834% due 01/25/2047 •		5,543	2,856

HGI CRE CLO Ltd.
7.013% due 04/20/2037 •		1,950	1,948

Horizon Aircraft Finance Ltd.
4.458% due 12/15/2038		1,967	1,694

JP Morgan Mortgage Acquisition Corp.
6.154% due 12/25/2035 •		29	29

JP Morgan Mortgage Acquisition Trust
5.704% due 07/25/2036 •		1,458	1,225

KREF Ltd.
6.777% due 02/17/2039 •		3,900	3,859

LCCM Trust
6.897% due 11/15/2038 •		2,300	2,281

Lehman ABS Mortgage Loan Trust
5.524% due 06/25/2037 •		11	7

Long Beach Mortgage Loan Trust
5.734% due 06/25/2036 •		15,497	7,323

Louisiana Local Government Environmental Facilities & Community Development Authority
5.048% due 12/01/2034		2,900	2,825

M360 Ltd.
6.938% due 11/22/2038 •		2,500	2,457

Magnetite Ltd.
6.506% due 11/15/2028 •		2,257	2,250

MASTR Asset-Backed Securities Trust
5.794% due 02/25/2036 •		1,814	699
5.874% due 11/25/2036 •		2,643	1,559
6.259% due 10/25/2034 •		2,735	2,594

MASTR Specialized Loan Trust
5.954% due 02/25/2036 •		2,042	1,944

Merrill Lynch Mortgage Investors Trust
6.034% due 01/25/2037 •		7,217	6,434
6.364% due 07/25/2035 •		726	698

Morgan Stanley ABS Capital, Inc. Trust
5.634% due 02/25/2037 •		2,099	1,011
5.654% due 10/25/2036 •		2,636	1,144
5.764% due 02/25/2037 •		4,316	2,078
5.894% due 09/25/2036 •		3,323	1,450

Mountain View CLO LLC
6.610% due 01/16/2031 •		985	980

New Century Home Equity Loan Trust
6.174% due 08/25/2034 «•		10	9
6.514% due 01/25/2034 «•		99	95

NovaStar Mortgage Funding Trust
5.774% due 01/25/2037 •		6,309	2,238

Octagon Loan Funding Ltd.
6.821% due 11/18/2031 •		2,600	2,597

Option One Mortgage Loan Trust
5.674% due 04/25/2037 •		3,205	1,609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.169% due 05/25/2035 •		$982	$919

Securitized Asset-Backed Receivables LLC Trust
6.014% due 12/25/2035 •		715	691

Sound Point CLO Ltd.
6.597% due 01/23/2029 •		1	1

Soundview Home Loan Trust
5.514% due 06/25/2037 •		8	5
5.544% due 01/25/2037 •		3,391	2,410
5.604% due 07/25/2037 •		303	253

Structured Asset Investment Loan Trust
7.159% due 11/25/2034 •		2,253	2,183

Structured Asset Securities Corp. Mortgage Loan Trust
5.754% due 10/25/2036 •		3,433	2,821
6.534% due 10/25/2037 •		5,260	2,396
6.559% due 04/25/2035 •		1,373	1,357

TCI-Symphony CLO Ltd.
6.500% due 07/15/2030 •		1,850	1,842

Texas Natural Gas Securitization Finance Corp.
5.169% due 04/01/2041		2,600	2,487

Venture CLO Ltd.
6.688% due 01/20/2029 •		1,293	1,292

Vibrant CLO Ltd.
6.708% due 07/20/2032 •		1,100	1,093

Voya CLO Ltd.
6.673% due 07/14/2031 •		1,486	1,485

Wells Fargo Home Equity Asset-Backed Securities Trust
5.894% due 04/25/2037 •		682	656

Total Asset-Backed Securities (Cost $179,001)			161,929

SOVEREIGN ISSUES 3.4%

Airport Authority
1.625% due 02/04/2031		5,000	3,890
2.625% due 02/04/2051		1,200	733

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,104	317
1.000% due 07/09/2029		386	107
3.500% due 07/09/2041 þ		540	140
3.625% due 07/09/2035 þ		7,625	1,910

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		3,000	2,944

Chile Government International Bond
3.250% due 09/21/2071		6,000	3,417
4.340% due 03/07/2042		3,800	3,088

Colombia Government International Bond
7.375% due 09/18/2037		720	666

Dominican Republic International Bond
4.875% due 09/23/2032		800	652
5.500% due 02/22/2029		2,000	1,835

Export-Import Bank of Korea
5.000% due 01/11/2028		2,100	2,077

Hong Kong Government International Bond
4.625% due 01/11/2033		7,000	6,933

Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	2,739

Korea Housing Finance Corp.
4.625% due 02/24/2028		$1,400	1,353
4.625% due 02/24/2033		1,500	1,384

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	44,404	2,138
3.771% due 05/24/2061		$10,469	6,174
5.750% due 10/12/2110		10,400	8,297
6.338% due 05/04/2053		3,100	2,829

Perusahaan Penerbit SBSN Indonesia
4.400% due 06/06/2027		3,200	3,090

Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	6,251
2.000% due 04/14/2033		2,700	1,970
2.625% due 12/02/2040		1,290	806
2.750% due 04/14/2041		850	530
2.875% due 04/13/2042		1,690	1,054
5.000% due 09/27/2026		1,600	1,698

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/18/2028	EUR	2,850	$2,989
6.375% due 09/18/2033		2,850	2,969

Russia Government International Bond
4.750% due 05/27/2026 ^(c)		$200	109
5.250% due 06/23/2047 ^(c)		200	73

Saudi Government International Bond
4.875% due 07/18/2033		3,000	2,857
5.000% due 01/18/2053		800	666

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	759

Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	10,304

Total Sovereign Issues (Cost $116,702)			89,748

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(g)		1,100,000	940

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)		2,700,000	2,436

Capital One Financial Corp.
3.950% due 09/01/2026 •(g)		4,740,000	3,567

	SHARES	MARKET VALUE (000S)

Charles Schwab Corp.
5.000% due 06/01/2027 •(g)	1,600,000	$1,345

CoBank ACB
4.250% due 01/01/2027 •(g)	2,400,000	1,911

Total Preferred Securities (Cost $12,540)		10,199

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

SHORT-TERM NOTES 0.0%

Octane Receivables Trust
5.683% due 05/20/2024	$264	264

U.S. TREASURY BILLS 0.0%
5.420% due 11/16/2023 (b)(d)(e)(n)	92	91

Total Short-Term Instruments (Cost $355)		355

Total Investments in Securities (Cost $5,042,259)		4,164,145

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.5%

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%

PIMCO Short Asset Portfolio	6,735,667	$65,181

PIMCO Short-Term Floating NAV Portfolio III	310,167	3,015

Total Short-Term Instruments (Cost $70,266)		68,196

Total Investments in Affiliates (Cost $70,266)		68,196

Total Investments 158.2% (Cost $5,112,525)		$4,232,341

Financial Derivative Instruments (k)(m) (0.4)% (Cost or Premiums, net $2,411)		(9,813)

Other Assets and Liabilities, net (57.8)%		(1,546,405)

Net Assets 100.0%		$2,676,123

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$400	$362	0.01%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,223	2,191	0.08
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,888	1,357	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021 - 06/20/2023	6,978	5,215	0.20
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,843	2,537	0.10

				$16,332	$11,662	0.44%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	(0.990)%	09/29/2023	10/02/2023	$(76,798)	$(76,791)
	5.410	09/29/2023	10/11/2023	(33,100)	(33,115)
CIB	5.410	09/14/2023	10/11/2023	(46,802)	(46,929)
IND	3.000	09/22/2023	10/05/2023	(47,875)	(47,915)
	5.420	09/14/2023	10/05/2023	(44,553)	(44,673)
STR	5.390	09/29/2023	10/02/2023	(840,717)	(841,095)
	5.400	10/02/2023	10/03/2023	(866,406)	(866,406)

Total Reverse Repurchase Agreements					$(1,956,924)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	5.340%	09/19/2023	10/03/2023	$(15,029)	$(15,058)
UBS	5.420	09/11/2023	10/30/2023	(146,178)	(146,640)

Total Sale-Buyback Transactions					$(161,698)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2053	$16,300	$(13,911)	$(13,500)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2053	6,212	(5,704)	(5,531)

Total Short Sales (0.7)%				$(19,615)	$(19,031)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(109,906)	$0	$(109,906)	$109,079	$(827)
CIB	0	(46,929)	0	(46,929)	46,768	(161)
DEU	0	0	0	0	(34)	(34)
IND	0	(92,588)	0	(92,588)	92,236	(352)
STR	0	(1,707,501)	0	(1,707,501)	855,794	(851,707)

Master Securities Forward Transaction Agreement
BCY	0	0	(15,058)	(15,058)	14,732	(326)
UBS	0	0	(146,640)	(146,640)	145,017	(1,623)

Total Borrowings and Other Financing Transactions	$0	$(1,956,924)	$(161,698)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,090,518)	$0	$0	$(1,090,518)

Total	$0	$(1,090,518)	$0	$0	$(1,090,518)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(161,698)	0	0	(161,698)

Total	$0	$(161,698)	$0	$0	$(161,698)

Total Borrowings	$0	$(1,252,216)	$0	$0	$(1,252,216)

Payable for reverse repurchase agreements and sale-buyback financing transactions (4)					$(1,252,216)

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(j)	Securities with an aggregate market value of $1,263,626 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,181,311) at a weighted average interest rate of 5.142%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(618) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(866,406) is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	354	$71,760	$(200)	$36	$0
U.S. Treasury 10-Year Note December Futures	12/2023	1,264	136,591	(2,445)	257	0

				$(2,645)	$293	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz December Futures	12/2023	1,467	$(162,838)	$131	$248	$(318)
Japan Government 10-Year Bond December Futures	12/2023	110	(106,702)	779	243	0
U.S. Treasury 5-Year Note December Futures	12/2023	9,910	(1,044,111)	8,628	0	(1,548)
U.S. Treasury 10-Year Ultra December Futures	12/2023	5,583	(622,853)	16,995	0	(1,309)

				$26,533	$491	$(3,175)

Total Futures Contracts				$23,888	$784	$(3,175)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$ 23,500	$(128)	$91	$(37)	$0	$(3)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.909	2,400	413	0	413	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019	3,000	(9)	7	(2)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074	800	(2)	0	(2)	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR 200	(2)	(1)	(3)	0	0

						$272	$97	$369	$1	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$	300	$1	$3	$4	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		34,500	380	88	468	2	(4)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		242,200	3,107	(125)	2,982	0	(44)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		500	(6)	0	(6)	0	0

						$3,482	$(34)	$3,448	$2	$(48)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	89

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	06/17/2025		$38,600	$(76)	$2,730	$2,654	$6	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		6,500	(48)	(126)	(174)	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028		200,500	445	(24,910)	(24,465)	270	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		6,400	(22)	(344)	(366)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		9,750	(34)	(601)	(635)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		14,300	(53)	(689)	(742)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		71,800	2,862	12,956	15,818	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031		13,300	(31)	2,697	2,666	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.468	Semi-Annual	07/15/2031		44,900	(179)	9,657	9,478	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031		20,700	(80)	4,472	4,392	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	12,000	11,811	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	09/21/2032		758	(45)	(41)	(86)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		9,000	(42)	592	550	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		7,000	(24)	(292)	(316)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		7,700	(28)	(326)	(354)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,400	(10)	(99)	(109)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		9,300	(33)	(257)	(290)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	(423)	(488)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,200	(9)	(10)	(19)	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,900	(19)	(27)	(46)	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		4,600	(18)	(19)	(37)	0	(37)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		700	(6)	47	41	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	10,362	9,373	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		4,000	(36)	(651)	(687)	17	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(105)	(105)	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,700	0	(76)	(76)	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		600	0	(27)	(27)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		24,300	30	(1,135)	(1,105)	4	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,200	51	(187)	(136)	2	0
Pay(5)	CAONREPO Index	3.750	Semi-Annual	12/20/2025		205,500	(2,675)	(549)	(3,224)	171	0

							$(1,323)	$24,619	$23,296	$614	$(405)

Total Swap Agreements							$2,431	$24,682	$27,113	$617	$(456)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$784	$617	$1,401	$0	$(3,175)	$(456)	$(3,631)

(l)

Securities with an aggregate market value of $58,421 and cash of $10,186 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	15,096		$2,094	$7	$0

BOA	10/2023	CAD	28,587		21,002	0	(45)
	12/2023		$1,226	INR	102,034	0	(3)
	03/2024	CNH	21,247		$2,934	3	(8)

BPS	10/2023	EUR	5,941		6,340	59	0
	10/2023		$58,656	EUR	55,352	0	(135)
	10/2023		3,584	THB	127,725	0	(71)
	10/2023	ZAR	6,748		$358	3	(1)
	11/2023	EUR	55,352		58,728	135	0
	12/2023	TWD	451,192		14,303	238	0
	03/2024	CNH	14,704		2,043	9	0

CBK	10/2023	BRL	27,963		5,760	197	0
	10/2023	MXN	3,591		206	1	0
	10/2023		$5,719	BRL	27,957	0	(157)
	11/2023	GBP	995		$1,268	53	0
	11/2023	PEN	19,844		5,338	109	0
	11/2023		$5,900	AUD	9,178	10	0
	11/2023		5,758	BRL	28,074	0	(197)
	11/2023		3,059	JPY	442,700	0	(76)
	11/2023		5,945	NOK	63,440	0	(7)
	12/2023		8	MXN	141	0	0

DUB	10/2023		2,034	THB	72,314	0	(45)
	03/2024	CNH	10,112		$1,403	5	0

GLM	10/2023	MXN	38,559		2,200	8	(17)
	12/2023		$6,289	MXN	109,105	0	(104)
	03/2024	CNH	6,575		$911	2	0
	03/2024	IDR	47,075		3	0	0

JPM	11/2023	GBP	6,695		8,538	367	0
	11/2023	ZAR	845		44	0	0
	12/2023		$1,651	INR	137,804	2	(1)

MBC	10/2023	CAD	1,548		$1,153	13	0
	10/2023	EUR	49,411		53,423	1,183	0
	10/2023		$22,286	CAD	30,135	0	(99)
	11/2023	CAD	30,123		$22,286	99	0

MYI	03/2024	CNH	14,405		1,998	5	0
	03/2024	IDR	77,791		5	0	0
	03/2024		$5,728	IDR	88,163,793	0	(45)

SCX	12/2023		1,761	INR	146,770	0	(2)
	03/2024	CNH	14,143		$1,954	0	(2)
	03/2024	IDR	30,720		2	0	0

TOR	11/2023		$22,268	JPY	3,147,969	0	(1,058)
	12/2023		1,057	INR	88,246	1	0
	03/2024	CNH	6,840		$947	1	0

UAG	11/2023		$3,987	JPY	565,050	0	(180)

Total Forward Foreign Currency Contracts						$2,510	$(2,253)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	50,700	$3,166	$16,767

Total Purchased Options							$3,166	$16,767

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855%	10/19/2023	1,300	$(5)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,300	(5)	(12)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,700	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,700	(6)	(17)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	4,400	(17)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	4,400	(17)	(53)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	4,300	(15)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	4,300	(15)	(46)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	1,400	(7)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	1,400	(7)	(38)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	247,500	(3,176)	(24,490)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	5,100	(18)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	5,100	(18)	(53)

Total Written Options							$(3,312)	$(24,717)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.402%	$900	$126	$(16)	$110	$0

Total Swap Agreements							$126	$(16)	$110	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$7	$0	$0	$7	$0	$0	$0	$0	$7	$0	$7
BOA	3	0	0	3	(56)	0	0	(56)	(53)	293	240
BPS	444	0	0	444	(207)	(13)	0	(220)	224	(260)	(36)
CBK	370	0	0	370	(437)	(17)	0	(454)	(84)	0	(84)
DUB	5	0	0	5	(45)	0	0	(45)	(40)	0	(40)
FAR	0	0	0	0	0	0	0	0	0	1	1
GLM	10	0	0	10	(121)	(102)	0	(223)	(213)	319	106
GST	0	0	110	110	0	0	0	0	110	0	110
JPM	369	0	0	369	(1)	(38)	0	(39)	330	(260)	70
MBC	1,295	0	0	1,295	(99)	0	0	(99)	1,196	(1,460)	(264)
MYC	0	16,767	0	16,767	0	(24,547)	0	(24,547)	(7,780)	8,317	537
MYI	5	0	0	5	(45)	0	0	(45)	(40)	(10)	(50)
SCX	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
TOR	2	0	0	2	(1,058)	0	0	(1,058)	(1,056)	1,045	(11)
UAG	0	0	0	0	(180)	0	0	(180)	(180)	55	(125)

Total Over the Counter	$2,510	$16,767	$110	$19,387	$(2,253)	$(24,717)	$0	$(26,970)

(n)

Securities with an aggregate market value of $10,030 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$784	$784
Swap Agreements	0	3	0	0	614	617

	$0	$3	$0	$0	$1,398	$1,401

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,510	$0	$2,510
Purchased Options	0	0	0	0	16,767	16,767
Swap Agreements	0	110	0	0	0	110

	$0	$110	$0	$2,510	$16,767	$19,387

	$0	$113	$0	$2,510	$18,165	$20,788

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,175	$3,175
Swap Agreements	0	7	0	0	449	456

	$0	$7	$0	$0	$3,624	$3,631

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,253	$0	$2,253
Written Options	0	0	0	0	24,717	24,717

	$0	$0	$0	$2,253	$24,717	$26,970

	$0	$7	$0	$2,253	$28,341	$30,601

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33,769	$33,769
Swap Agreements	0	3,675	0	0	(3,545)	130

	$0	$3,675	$0	$0	$30,224	$33,899

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,868)	$0	$(4,868)
Written Options	0	0	0	0	1,250	1,250
Swap Agreements	0	23	0	0	0	23

	$0	$23	$0	$(4,868)	$1,250	$(3,595)

	$0	$3,698	$0	$(4,868)	$31,474	$30,304

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	93

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)	September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54,180	$54,180
Swap Agreements	0	(994)	0	0	7,729	6,735

	$0	$(994)	$0	$0	$61,909	$60,915

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,829	$0	$1,829
Purchased Options	0	0	0	0	8,335	8,335
Written Options	0	0	0	0	(12,580)	(12,580)
Swap Agreements	0	(14)	0	0	0	(14)

	$0	$(14)	$0	$1,829	$(4,245)	$(2,430)

	$0	$(1,008)	$0	$1,829	$57,664	$58,485

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,201	$0	$3,201
Corporate Bonds & Notes
Banking & Finance	0	420,473	0	420,473
Industrials	0	480,555	0	480,555
Utilities	0	276,825	0	276,825
Municipal Bonds & Notes
California	0	10,669	0	10,669
Georgia	0	8,107	0	8,107
Illinois	0	10,156	0	10,156
Kansas	0	2,367	0	2,367
Michigan	0	6,160	0	6,160
Nevada	0	369	0	369
New Jersey	0	1,089	0	1,089
New Mexico	0	788	0	788
Ohio	0	5,058	0	5,058
Pennsylvania	0	2,636	0	2,636
Texas	0	7,523	0	7,523
Wisconsin	0	833	0	833
U.S. Government Agencies	0	489,447	0	489,447
U.S. Treasury Obligations	0	2,059,739	0	2,059,739
Non-Agency Mortgage-Backed Securities	0	115,845	74	115,919
Asset-Backed Securities	0	158,899	3,030	161,929
Sovereign Issues	0	89,748	0	89,748
Preferred Securities
Banking & Finance	0	10,199	0	10,199
Short-Term Instruments
Short-Term Notes	0	264	0	264
U.S. Treasury Bills	0	91	0	91

	$0	$4,161,041	$3,104	$4,164,145

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,196	$0	$0	$68,196

Total Investments	$68,196	$4,161,041	$3,104	$4,232,341

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,031)	$0	$(19,031)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	491	910	0	1,401
Over the counter	0	19,387	0	19,387

	$491	$20,297	$0	$20,788

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(318)	(3,313)	0	(3,631)
Over the counter	0	(26,970)	0	(26,970)

	$(318)	$(30,283)	$0	$(30,601)

Total Financial Derivative Instruments	$173	$(9,986)	$0	$(9,813)

Totals	$68,369	$4,132,024	$3,104	$4,203,497

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

94	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.6%

CORPORATE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$3,571	$3,166

Total Corporate Bonds & Notes (Cost $3,571)		3,166

U.S. GOVERNMENT AGENCIES 13.6%

Fannie Mae
0.000% due 05/15/2030 (b)	13,282	9,585
3.500% due 06/25/2044	3,296	2,654
3.995% due 11/01/2034 •	18	18
3.999% due 04/01/2028 •	3	3
4.000% due 09/25/2044 - 10/25/2044	7,067	6,502
4.250% due 04/25/2037	249	236
4.440% due 05/01/2025 •	1	1
4.500% due 10/25/2023 - 06/25/2025	143	140
4.629% due 12/01/2027 •	11	11
5.462% due 07/25/2037 •	46	45
5.625% due 04/17/2028	200	206
5.629% due 06/01/2043 •	58	56
5.630% due 03/01/2044 •	54	52
5.805% due 07/01/2035 •	7	7
5.879% due 10/25/2030 •	1	1
6.000% due 05/17/2027	35	35
6.329% due 04/25/2032 •	4	4
6.500% due 11/25/2023 - 07/25/2031	218	221
6.750% due 06/25/2032	394	405
7.000% due 05/18/2027	101	100
9.000% due 06/01/2027	6	6

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	682
5.750% due 12/07/2028	500	522

Freddie Mac
0.000% due 12/15/2042 •	1,671	1,144
3.500% due 05/15/2042 - 01/15/2048	15,542	12,953
4.000% due 07/15/2042	4,992	4,548
4.262% due 01/01/2028 •	6	6
4.271% due 01/01/2028 •	5	5
4.313% due 10/25/2052 ~	6,502	5,827
4.500% due 02/15/2035 - 07/15/2035	510	474
4.575% due 09/01/2027 •	2	2
5.131% due 10/01/2026 •	5	5
5.500% due 06/15/2035	7,228	7,191
5.618% due 10/15/2043 •	1,405	1,368
5.826% due 10/25/2044 •	816	736
5.828% due 01/15/2033 •	14	14
5.928% due 04/15/2029 - 12/15/2032 •	12	12
5.978% due 06/15/2031 •	6	6
6.000% due 05/15/2028 - 09/15/2029	8	8
6.026% due 07/25/2044 •	201	184
6.500% due 11/15/2023 - 10/25/2043	36	36

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~	9	9
2.750% (H15T1Y + 1.500%) due 11/20/2025 - 10/20/2026 ~	1	0
2.750% due 10/20/2027 - 11/20/2027 •	12	11
3.000% (H15T1Y + 1.500%) due 10/20/2025 - 08/20/2026 ~	1	1
3.000% due 10/20/2026 •	1	1
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 03/20/2026 ~	2	1
3.625% due 01/20/2027 - 01/20/2028 •	16	16
3.875% (H15T1Y + 1.500%) due 05/20/2024 - 06/20/2026 ~	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 04/20/2027 - 05/20/2030 •	$32	$31
4.000% due 08/20/2044 - 09/20/2044	7,333	6,735
6.000% due 08/20/2033	619	615
6.500% due 08/20/2034 - 09/20/2034	4	5

Ginnie Mae, TBA
4.000% due 10/01/2053	8,000	7,208
4.500% due 11/01/2053	2,500	2,311

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	6,371	5,036

Tennessee Valley Authority Principal STRIPS
0.000% due 05/01/2030 (b)	7,400	5,369

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	117	95
6.500% due 06/01/2026 - 08/01/2037	28	28
7.000% due 02/01/2038	5	5

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	1,400	1,160
4.000% due 10/01/2053	200	178
4.500% due 10/01/2053 - 11/01/2053	16,900	15,519
5.500% due 11/01/2053	20,700	20,001
6.000% due 11/01/2053	21,000	20,716
6.500% due 10/01/2053	6,000	6,028

Total U.S. Government Agencies (Cost $154,885)		147,093

U.S. TREASURY OBLIGATIONS 110.6%

U.S. Treasury Bonds
1.125% due 05/15/2040	42,900	24,642
1.125% due 08/15/2040	99,760	56,750
1.375% due 11/15/2040 (e)(g)(i)	9,060	5,366
1.750% due 08/15/2041	111,400	69,420
1.875% due 02/15/2051 (e)	19,100	10,710
2.000% due 11/15/2041	45,200	29,349
2.000% due 02/15/2050 (i)	310	181
2.250% due 08/15/2049	52,090	32,441
2.250% due 02/15/2052 (e)(i)	4,500	2,763
2.375% due 02/15/2042	28,000	19,363
2.375% due 05/15/2051 (e)(i)	2,400	1,523
2.500% due 05/15/2046 (g)	2,028	1,359
2.875% due 05/15/2052	20,400	14,469
3.000% due 11/15/2045 (e)(g)(i)	680	503
3.000% due 02/15/2049 (e)	64,144	46,898
3.000% due 08/15/2052	66,300	48,329
3.250% due 05/15/2042	22,800	18,174
3.375% due 08/15/2042	95,200	77,155
3.625% due 08/15/2043 (e)	15,300	12,770
3.625% due 02/15/2053 (e)	106,500	88,104
3.625% due 05/15/2053 (e)	29,200	24,183
3.875% due 02/15/2043	88,700	77,211
4.000% due 11/15/2042	165,700	147,098
4.000% due 11/15/2052 (e)	143,050	126,823
4.125% due 08/15/2053	22,600	20,520
4.375% due 05/15/2041	29,580	27,897
4.375% due 08/15/2043 (e)	90,200	84,168
4.750% due 02/15/2041	10,750	10,635

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032	11,138	9,338
0.625% due 07/15/2032 (e)	14,940	13,027
1.125% due 01/15/2033	4,269	3,859

U.S. Treasury Notes
3.875% due 05/15/2043	108,500	94,344

Total U.S. Treasury Obligations (Cost $1,463,039)		1,199,372

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%

Ashford Hospitality Trust
6.405% due 04/15/2035 •	247	243
6.505% due 06/15/2035 •	284	281

Atrium Hotel Portfolio Trust
6.560% due 12/15/2036 •	678	642
6.580% due 06/15/2035 •	200	196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	$2,200	$2,184
6.480% due 09/15/2034 •	300	299

BANK
4.046% due 03/15/2061 ~	800	738

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
4.625% due 04/25/2033 «~	4	4

Bear Stearns ALT-A Trust
4.598% due 09/25/2035 ^~	189	115

Beast Mortgage Trust
6.497% due 03/15/2036 •	200	175

Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,309

BWAY Mortgage Trust
3.454% due 03/10/2033	3,400	3,196

Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,427
3.942% due 04/10/2033 ~	2,600	2,174

Countrywide Alternative Loan Trust
5.854% due 05/25/2035 •	199	177

Countrywide Home Loan Mortgage Pass-Through Trust
6.014% due 04/25/2035 «•	29	25
6.074% due 03/25/2035 •	277	228

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	18	16

DBGS Mortgage Trust
6.225% due 06/15/2033 •	300	282

DBWF Mortgage Trust
6.508% due 12/19/2030 •	200	199

Extended Stay America Trust
6.526% due 07/15/2038 •	1,616	1,604

HarborView Mortgage Loan Trust
4.700% due 07/19/2035 ^«~	3	3
5.882% due 05/19/2035 •	142	130

Hilton USA Trust
3.719% due 11/05/2038	2,130	1,973

Impac CMB Trust
5.934% due 10/25/2035 •	757	658

JP Morgan Mortgage Trust
4.190% due 07/25/2035 ~	37	36

Morgan Stanley Capital Trust
6.594% due 07/15/2035 •	200	199
6.616% due 12/15/2038 •	1,800	1,682

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	132	123
2.750% due 11/25/2059 ~	878	809

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~	675	377

Residential Accredit Loans, Inc. Trust
5.734% due 08/25/2035 •	140	104
6.000% due 06/25/2036 ^	330	250

Sequoia Mortgage Trust
6.139% due 07/20/2033 •	72	65
6.142% due 10/19/2026 «•	3	2

Structured Adjustable Rate Mortgage Loan Trust
5.874% due 05/25/2037 •	418	360

Structured Asset Mortgage Investments Trust
5.874% due 05/25/2036 •	65	51
6.102% due 09/19/2032 •	2	1
6.282% due 10/19/2033 •	41	38

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •	162	160

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	900	751

WaMu Mortgage Pass-Through Certificates Trust
5.626% due 02/25/2046 •	312	272
5.674% due 08/25/2046 •	177	142
5.954% due 11/25/2045 •	12	11
6.026% due 06/25/2042 •	5	4

Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,225

Total Non-Agency Mortgage-Backed Securities (Cost $31,410)		27,941

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	95

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.8%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	$1,700	$1,689

Bear Stearns Asset-Backed Securities Trust
6.434% due 11/25/2042 •	153	149

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •	10	4

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •	527	517

GM Financial Automobile Leasing Trust
5.864% due 06/20/2025 •	1,627	1,628

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	750
2.330% due 06/26/2028	1,200	1,062

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •	61	61

MASTR Asset-Backed Securities Trust
6.259% due 10/25/2034 •	769	729

Merrill Lynch Mortgage Investors Trust
6.364% due 07/25/2035 •	535	515

RAAC Trust
6.124% due 11/25/2036 •	73	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ready Capital Mortgage Financing LLC
6.965% due 01/25/2037 •	$959	$962

SLM Student Loan Trust
5.916% due 10/25/2029 •	230	230

Soundview Home Loan Trust
5.554% due 11/25/2036 •	133	37

VMC Finance LLC
7.213% due 02/18/2039 •	400	392

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •	75	27

Total Asset-Backed Securities (Cost $9,239)		8,825

SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS (d) 2.7%
		29,600

Total Short-Term Instruments (Cost $29,600)		29,600

Total Investments in Securities (Cost $1,691,744)		1,415,997

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	17,468	$170

Total Short-Term Instruments (Cost $172)		170

Total Investments in Affiliates (Cost $172)		170

Total Investments 130.6% (Cost $1,691,916)		$1,416,167

Financial Derivative Instruments (f)(h) (0.2)% (Cost or Premiums, net $(273))		(2,077)

Other Assets and Liabilities, net (30.4)%		(330,025)

Net Assets 100.0%		$1,084,065

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	5.360%	09/29/2023	10/02/2023	$27,600	U.S. Treasury Bonds 3.000% due 02/15/2048	$(28,178)	$27,600	$27,612
SAL	5.270	09/29/2023	10/02/2023	2,000	U.S. Treasury Notes 0.750% due 03/31/2026	(2,039)	2,000	2,001

Total Repurchase Agreements						$(30,217)	$29,600	$29,613

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	(0.990)%	09/29/2023	10/02/2023	$(57,152)	$(57,147)
	5.340	09/21/2023	10/05/2023	(15,506)	(15,531)

Total Reverse Repurchase Agreements					$(72,678)

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	(0.270)%	09/29/2023	10/02/2023	$(27,628)	$(27,627)
	5.340	09/19/2023	10/03/2023	(2,829)	(2,835)
BPG	5.420	08/22/2023	10/05/2023	(1,211)	(1,218)
UBS	5.420	08/07/2023	10/10/2023	(145,865)	(147,102)
	5.420	09/11/2023	10/30/2023	(26,909)	(26,994)

Total Sale-Buyback Transactions					$(205,776)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2053	$100	$(83)	$(79)

Total Short Sales 0.0%				$(83)	$(79)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$27,612	$0	$0	$27,612	$(28,178)	$(566)
BOS	0	(72,678)	0	(72,678)	71,902	(776)
SAL	2,001	0	0	2,001	(2,039)	(38)

Master Securities Forward Transaction Agreement
BCY	0	0	(30,462)	(30,462)	30,084	(378)
BPG	0	0	(1,218)	(1,218)	1,193	(25)
UBS	0	0	(174,096)	(174,096)	173,013	(1,083)

Total Borrowings and Other Financing Transactions	$29,613	$(72,678)	$(205,776)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(72,678)	$0	$0	$(72,678)

Total	$0	$(72,678)	$0	$0	$(72,678)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(205,776)	0	0	(205,776)

Total	$0	$(205,776)	$0	$0	$(205,776)

Total Borrowings	$0	$(278,454)	$0	$0	$(278,454)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(278,454)

(e)	Securities with an aggregate market value of $276,192 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(225,718) at a weighted average interest rate of 5.006%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(291) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	97

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	11	$	(2,230)	$6	$0	$(1)
U.S. Treasury 5-Year Note December Futures	12/2023	1,569		(165,309)	1,165	0	(245)
U.S. Treasury 10-Year Note December Futures	12/2023	77		(8,321)	177	0	(16)
U.S. Treasury 10-Year Ultra December Futures	12/2023	1,508		(168,236)	4,187	0	(353)
U.S. Treasury Long-Term Bond December Futures	12/2023	210		(23,894)	1,277	0	(59)

Total Futures Contracts					$6,812	$0	$(674)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$1,821	$1,851	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	6,200	(13)	(189)	(202)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	2,300	(17)	(45)	(62)	3	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(4,362)	(4,283)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,300	(12)	(177)	(189)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	3,200	(11)	(197)	(208)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	6,200	(23)	(299)	(322)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	2,243	2,319	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	1,470	1,447	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	165	153	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	2,100	(7)	(88)	(95)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	4,100	(16)	(159)	(175)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,500	(9)	(89)	(98)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,700	(6)	(47)	(53)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	3,900	(14)	(90)	(104)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,100	(13)	(14)	(27)	5	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	2,000	(8)	(11)	(19)	3	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	4,000	(15)	(18)	(33)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(211)	(223)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	1,700	(11)	(183)	(194)	8	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,279	2,180	0	(21)

Total Swap Agreements						$(136)	$1,799	$1,663	$123	$(68)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$123	$123	$0	$(674)	$(75)	$(749)

(g)

Securities with an aggregate market value of $4,176 and cash of $5,850 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information
(2)	Unsettled variation margin liability of $(7) for closed swap agreements is outstanding at period end.

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	7,900	$480	$2,613

Total Purchased Options							$480	$2,613

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	1,200	$(4)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	1,200	(4)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,200	(4)	(11)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	38,300	(475)	(3,790)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,600	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,600	(6)	(15)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	1,400	(5)	(15)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,600	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,600	(6)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	3,200	(13)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	3,200	(13)	(17)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	1,900	(11)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	1,900	(11)	(62)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	1,600	(8)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	1,600	(8)	(47)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,800	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,800	(10)	(54)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,200	(4)	(13)

Total Written Options							$(617)	$(4,064)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$0	$0	$0	$(25)	$0	$(25)	$(25)	$0	$(25)
BRC	0	2,613	0	2,613	0	(3,790)	0	(3,790)	(1,177)	1,303	126
CBK	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
GLM	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)
JPM	0	0	0	0	0	(150)	0	(150)	(150)	0	(150)
MYC	0	0	0	0	0	(68)	0	(68)	(68)	0	(68)

Total Over the Counter	$0	$2,613	$0	$2,613	$0	$(4,064)	$0	$(4,064)

(i)

Securities with an aggregate market value of $1,303 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	99

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$123	$123

Over the counter
Purchased Options	$0	$0	$0	$0	$2,613	$2,613

	$0	$0	$0	$0	$2,736	$2,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$674	$674
Swap Agreements	0	0	0	0	75	75

	$0	$0	$0	$0	$749	$749

Over the counter
Written Options	$0	$0	$0	$0	$4,064	$4,064

	$0	$0	$0	$0	$4,813	$4,813

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$116	$116
Futures	0	0	0	0	12,376	12,376
Swap Agreements	0	0	0	0	3,026	3,026

	$0	$0	$0	$0	$15,518	$15,518

Over the counter
Written Options	$0	$0	$0	$0	$711	$711

	$0	$0	$0	$0	$16,229	$16,229

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(7)	$(7)
Futures	0	0	0	0	14,426	14,426
Swap Agreements	0	0	0	0	(3,819)	(3,819)

	$0	$0	$0	$0	$10,600	$10,600

Over the counter
Purchased Options	$0	$0	$0	$0	$1,299	$1,299
Written Options	0	0	0	0	(2,110)	(2,110)

	$0	$0	$0	$0	$(811)	$(811)

	$0	$0	$0	$0	$9,789	$9,789

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,166	$0	$3,166
U.S. Government Agencies	0	147,093	0	147,093
U.S. Treasury Obligations	0	1,199,372	0	1,199,372
Non-Agency Mortgage-Backed Securities	0	27,890	51	27,941
Asset-Backed Securities	0	8,825	0	8,825
Short-Term Instruments
Repurchase Agreements	0	29,600	0	29,600

	$0	$1,415,946	$51	$1,415,997

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170	$0	$0	$170

Total Investments	$170	$1,415,946	$51	$1,416,167

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(79)	$0	$(79)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	123	0	123
Over the counter	0	2,613	0	2,613

	$0	$2,736	$0	$2,736

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(742)	0	(742)
Over the counter	0	(4,064)	0	(4,064)

	$0	$(4,806)	$0	$(4,806)

Total Financial Derivative Instruments	$0	$(2,070)	$0	$(2,070)

Totals	$170	$1,413,797	$51	$1,414,018

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	101

Schedule of Investments	PIMCO Low Duration Opportunities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

IRB Holding Corp.
8.416% due 12/15/2027		$196	$195

MPH Acquisition Holdings LLC
9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		196	185

Total Loan Participations and Assignments (Cost $390)			380

CORPORATE BONDS & NOTES 26.1%

BANKING & FINANCE 17.1%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		200	179

American Assets Trust LP
3.375% due 02/01/2031		200	150

American Tower Corp.
2.300% due 09/15/2031		200	152

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6	5

Barclays PLC
3.375% due 04/02/2025 •	EUR	100	105
4.972% due 05/16/2029 •		$700	654

BNP Paribas SA
1.904% due 09/30/2028 •		300	254
2.871% due 04/19/2032 •		200	157
7.000% due 08/16/2028 •(e)(f)		300	276

Brixmor Operating Partnership LP
2.250% due 04/01/2028		200	169

Brookfield Finance, Inc.
4.000% due 04/01/2024		13	13

Corebridge Financial, Inc.
3.900% due 04/05/2032		200	169

Credit Suisse AG
3.700% due 02/21/2025		250	241

Credit Suisse AG AT1 Claim ^		500	52

Crown Castle, Inc.
3.100% due 11/15/2029		200	170

Deutsche Bank AG
0.898% due 05/28/2024 (g)		200	193
1.625% due 01/20/2027	EUR	200	190
1.750% due 11/19/2030 •		200	168
3.729% due 01/14/2032 •(g)		$200	149
6.119% due 07/14/2026 •		400	396

Equinix, Inc.
3.900% due 04/15/2032		200	171

Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	103
2.748% due 06/14/2024	GBP	100	118
3.375% due 11/13/2025		$300	279
4.503% due 12/01/2024 •	EUR	100	105
4.535% due 03/06/2025	GBP	100	117

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		$300	277
5.798% due 08/10/2026 •		400	397

HSBC Holdings PLC
2.871% due 11/22/2032 •		300	231
4.292% due 09/12/2026 •		300	288
4.583% due 06/19/2029 •		100	92
5.210% due 08/11/2028 •		200	193

Huarong Finance Co. Ltd.
4.750% due 04/27/2027		200	172

ING Groep NV
2.727% due 04/01/2032 •		400	315
4.017% due 03/28/2028 •		200	186

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(e)(f)	EUR	200	206

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	182
2.963% due 01/25/2033 •		200	159

Kennedy-Wilson, Inc.
4.750% due 02/01/2030		200	149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lazard Group LLC
4.500% due 09/19/2028		$800	$744

LeasePlan Corp. NV
2.875% due 10/24/2024		200	192

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	184
4.716% due 08/11/2026 •		200	195

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200	172

National Health Investors, Inc.
3.000% due 02/01/2031		200	146

Nationwide Building Society
4.302% due 03/08/2029 •		300	276

NatWest Group PLC
4.800% due 04/05/2026		500	483

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		200	179

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		950	849

Societe Generale SA
1.488% due 12/14/2026 •		300	268
4.677% due 06/15/2027		300	287

Standard Chartered PLC
2.819% due 01/30/2026 •		300	285

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		200	152

UBS Group AG
4.550% due 04/17/2026		500	480
6.537% due 08/12/2033 •		250	247

UniCredit SpA
7.830% due 12/04/2023		600	601

Wells Fargo & Co.
3.000% due 04/22/2026		300	280
3.526% due 03/24/2028 •		400	368

			13,970

INDUSTRIALS 7.8%

Air Canada
4.625% due 08/15/2029	CAD	200	130

American Airlines Pass-Through Trust
3.250% due 04/15/2030		$70	60
3.375% due 11/01/2028		180	161

American Airlines, Inc.
5.500% due 04/20/2026		183	179
5.750% due 04/20/2029		100	93

Bio-Rad Laboratories, Inc.
3.300% due 03/15/2027		200	184

Boeing Co.
1.950% due 02/01/2024		200	197

Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3

Charter Communications Operating LLC
3.500% due 06/01/2041		200	127

Cloud Software Group, Inc.
6.500% due 03/31/2029		200	177

Constellation Brands, Inc.
4.750% due 05/09/2032		300	278

Coty, Inc.
3.875% due 04/15/2026	EUR	100	103
4.750% due 01/15/2029		$200	181
5.000% due 04/15/2026		300	289

Expedia Group, Inc.
6.250% due 05/01/2025		44	44

FactSet Research Systems, Inc.
3.450% due 03/01/2032		200	166

Frontier Communications Holdings LLC
8.750% due 05/15/2030		200	190

Grifols SA
3.875% due 10/15/2028	EUR	200	180

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$250	232

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$100	$81
3.750% due 05/01/2029		200	173

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	100	97

Marriott International, Inc.
2.850% due 04/15/2031		$200	161

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		200	165

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	137	155

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		$100	85

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	472
4.810% due 09/17/2030		200	173

Petroleos Mexicanos
6.700% due 02/16/2032		199	148

Prosus NV
2.085% due 01/19/2030	EUR	200	163

Sands China Ltd.
3.100% due 03/08/2029		$200	166

Studio City Finance Ltd.
5.000% due 01/15/2029		100	75

T-Mobile USA, Inc.
3.875% due 04/15/2030		200	177

TEGNA, Inc.
4.625% due 03/15/2028		200	174

United Airlines Pass-Through Trust
5.875% due 04/15/2029		137	136

United Airlines, Inc.
4.375% due 04/15/2026		100	93
4.625% due 04/15/2029		300	258

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	100	98

Wynn Macau Ltd.
5.500% due 01/15/2026		$400	374

			6,400

UTILITIES 1.2%

Boston Gas Co.
3.757% due 03/16/2032		100	84

Georgia Power Co.
4.700% due 05/15/2032		300	278

Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	159
4.400% due 03/01/2032		200	170

Southern California Gas Co.
2.950% due 04/15/2027		200	184

Verizon Communications, Inc.
3.875% due 03/01/2052		100	70

			945

Total Corporate Bonds & Notes (Cost $23,931)			21,315

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029		200	168

Total Municipal Bonds & Notes (Cost $200)			168

U.S. GOVERNMENT AGENCIES 38.2%

Fannie Mae
5.522% due 03/25/2034 •		2	3
6.329% due 04/25/2032 •		4	4

Uniform Mortgage-Backed Security
4.000% due 04/01/2048		438	398

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053		100	79
3.000% due 11/01/2053		2,100	1,739

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 11/01/2053		$6,000	$5,165
4.000% due 10/01/2053		1,200	1,069
4.500% due 11/01/2053		1,900	1,745
5.000% due 10/01/2053 - 11/01/2053		22,200	20,948

Total U.S. Government Agencies (Cost $31,960)			31,150

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		100	69

Banc of America Funding Trust
4.353% due 06/20/2032 «~		13	13

Bear Stearns Adjustable Rate Mortgage Trust
4.435% due 02/25/2034 ~		17	16

Bear Stearns ALT-A Trust
3.969% due 05/25/2036 ^~		498	249

Countrywide Alternative Loan Trust
6.000% due 01/25/2036		293	203

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~		2	2

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		207	121

EMF-NL Prime BV
4.463% due 04/17/2041 •	EUR	19	19

GSR Mortgage Loan Trust
4.244% due 06/25/2034 ~		$11	10
5.750% due 01/25/2037 ^		9	6

HarborView Mortgage Loan Trust
4.084% due 06/19/2036 ^~		110	51

MASTR Adjustable Rate Mortgages Trust
4.169% due 05/25/2034 «~		27	24

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.307% due 08/15/2032 •		41	37

Residential Accredit Loans, Inc. Trust
6.106% due 09/25/2037 ~		360	260

Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		194	78

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	154	188

Structured Asset Mortgage Investments Trust
5.942% due 07/19/2035 •		$15	14

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	475	580

WaMu Mortgage Pass-Through Certificates Trust
3.444% due 03/25/2037 ^~		$316	258
6.026% due 08/25/2042 •		8	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,784)			2,206

ASSET-BACKED SECURITIES 25.5%

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		392	392

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.139% due 11/25/2035 •		197	190
6.454% due 09/25/2034 •		146	143

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		270	270

Apidos CLO
6.500% due 07/17/2030 •		467	465

AREIT LLC
7.573% due 06/17/2039 •		500	502

Ares CLO Ltd.
6.440% due 01/15/2029 •		173	172

Aurium CLO DAC
4.393% due 01/16/2031 •	EUR	299	313

Bayview Financial Acquisition Trust
6.596% due 12/28/2036 «þ		$19	18

Bear Stearns Asset-Backed Securities Trust
5.594% due 02/25/2036 •		261	260
5.664% due 02/25/2037 •		600	549

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blackrock European CLO DAC
4.283% due 10/15/2031 •	EUR	500	$520

Cairn CLO DAC
4.314% due 04/30/2031 •		492	514

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		$400	389

Countrywide Asset-Backed Certificates Trust
5.634% due 06/25/2047 ^•		371	321
6.174% due 08/25/2047 •		113	107

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		491	490

CSAB Mortgage-Backed Trust
5.574% due 11/25/2036 •		882	144

Elevation CLO Ltd.
6.563% due 10/25/2030 •		256	256

Fremont Home Loan Trust
5.574% due 01/25/2037 •		503	245

FS Rialto Issuer LLC
7.213% due 01/19/2039 •		500	496

Halseypoint CLO Ltd.
6.688% due 07/20/2031 •		849	848

Harvest CLO DAC
4.513% due 01/15/2032 •	EUR	500	518

HSI Asset Securitization Corp. Trust
6.214% due 01/25/2036 •		$400	312

IXIS Real Estate Capital Trust
5.894% due 01/25/2037 •		109	39

Jubilee CLO DAC
4.273% due 04/15/2030 •	EUR	500	522
4.313% due 04/15/2031 •		500	518

KKR CLO Ltd.
6.705% due 10/15/2030 •		$325	325

LCM LP
6.452% due 07/19/2027 •		266	266
6.628% due 10/20/2027 •		3	3

Magnetite Ltd.
6.506% due 11/15/2028 •		423	422

Marathon CLO Ltd.
6.720% due 04/15/2029 •		116	116

Marble Point CLO Ltd.
6.610% due 10/15/2030 •		395	394

Morgan Stanley ABS Capital, Inc. Trust
5.734% due 09/25/2036 •		653	233
5.974% due 12/25/2034 •		231	205

Mountain View CLO LLC
6.610% due 01/16/2031 •		492	490

OSD CLO Ltd.
6.440% due 04/17/2031 •		659	656

PFP Ltd.
6.446% due 08/09/2037 •		274	271

Rad CLO Ltd.
6.727% due 07/24/2032 •		700	698

Residential Asset Securities Corp. Trust
5.954% due 07/25/2036 ^•		1,118	986
6.034% due 02/25/2036 •		483	475

Saxon Asset Securities Trust
5.744% due 09/25/2037 •		231	217

SG Mortgage Securities Trust
5.644% due 10/25/2036 •		700	486

Sierra Madre Funding Ltd.
5.842% due 09/07/2039 •		716	499

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		377	376
6.597% due 01/23/2029 •		1	1
6.638% due 10/20/2028 •		60	60

Soundview Home Loan Trust
5.634% due 06/25/2037 •		506	350

Stratus CLO Ltd.
6.488% due 12/28/2029 •		235	235

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		500	498

TCW CLO Ltd.
6.583% due 04/25/2031 •		284	283

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		$500	$489

Venture CLO Ltd.
6.608% due 04/20/2029 •		107	107
6.638% due 07/20/2030 •		654	649
6.791% due 07/30/2032 •		300	297

VMC Finance LLC
6.545% due 06/16/2036 •		92	91

WaMu Asset-Backed Certificates WaMu Trust
5.659% due 05/25/2037 •		306	279

Wellfleet CLO Ltd.
6.758% due 07/20/2032 •		815	808

Total Asset-Backed Securities (Cost $21,433)			20,778

SOVEREIGN ISSUES 3.7%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (b)	BRL	8,500	1,644

Mexico Government International Bond
5.400% due 02/09/2028		$200	197

Peru Government International Bond
5.940% due 02/12/2029	PEN	300	77

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	380	1

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	160

South Africa Government International Bond
4.850% due 09/30/2029		$400	344

Turkey Government International Bond
6.350% due 08/10/2024		600	598

Total Sovereign Issues (Cost $3,216)			3,021

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

AGFC Capital Trust
7.320% (TSFR3M + 2.012%) due 01/15/2067 ~		100,000	53

Nationwide Building Society
10.250% due 12/31/2049 ~(e)		250	35

Total Preferred Securities (Cost $107)			88

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 38.8%

COMMERCIAL PAPER 2.1%

American Electric Power Co., Inc.
5.570% due 10/16/2023		$250	249
5.580% due 10/23/2023		250	249

AutoNation, Inc.
5.950% due 10/11/2023		250	250

Conagra Brands, Inc.
5.800% due 10/19/2023		250	249

Electricite de France SA
5.510% due 10/27/2023		250	249

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		250	250

Humana, Inc.
5.580% due 10/23/2023		250	249

			1,745

REPURCHASE AGREEMENTS (h) 29.9%
			24,351

ARGENTINA TREASURY BILLS 0.0%
63.163% due 10/18/2023 - 11/23/2023 (a)(b)(d)	ARS	2,676	4

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	103

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY TREASURY BILLS 1.2%
13.178% due 10/05/2023 (b)(c)	HUF	364,000	$987

JAPAN TREASURY BILLS 5.2%
(0.164)% due 11/27/2023 (b)(c)	JPY	628,000	4,203

U.S. TREASURY BILLS 0.4%
5.380% due 10/19/2023 - 12/21/2023 (a)(b)		$315	314

Total Short-Term Instruments (Cost $31,680)			31,604

Total Investments in Securities (Cost $115,701)			110,710

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	15,828	$154

Total Short-Term Instruments (Cost $155)		154

Total Investments in Affiliates (Cost $155)		154

Total Investments 136.0% (Cost $115,856)		$110,864

Financial Derivative Instruments (i)(j) (0.1)% (Cost or Premiums, net $(1,381))		(97)

Other Assets and Liabilities, net (35.9)%		(29,276)

Net Assets 100.0%		$81,491

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$200	$193	0.24%
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	200	149	0.18

				$400	$342	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$1,451	U.S. Treasury Notes 5.000% due 08/31/2025	$(1,480)	$1,451	$1,451
	5.310	09/29/2023	10/02/2023	22,900	U.S. Treasury Notes 4.125% due 11/15/2032	(23,358)	22,900	22,910

Total Repurchase Agreements						$(24,838)	$24,351	$24,361

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/12/2053	$4,400	$(3,475)	$(3,348)

Total Short Sales (4.1)%				$(3,475)	$(3,348)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$24,361	$0	$0	$24,361	$(24,838)	$(477)

Total Borrowings and Other Financing Transactions	$24,361	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	3	$(367)	$5	$2	$(3)
Euro-Bund December Futures	12/2023	21	(2,856)	72	35	(34)
Euro-Schatz December Futures	12/2023	7	(777)	3	1	(2)
U.S. Treasury 2-Year Note December Futures	12/2023	18	(3,649)	(1)	0	(2)
U.S. Treasury 10-Year Note December Futures	12/2023	41	(4,431)	55	0	(8)
U.S. Treasury 10-Year Ultra December Futures	12/2023	12	(1,339)	28	0	(3)
U.S. Treasury Long-Term Bond December Futures	12/2023	12	(1,365)	55	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	12	(1,424)	78	0	(5)

Total Futures Contracts				$295	$38	$(60)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.733%	$ 300	$60	$(33)	$27	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560	100	0	0	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	100	(1)	1	0	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634	300	(1)	4	3	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.272	EUR 300	1	2	3	0	0

						$59	$(26)	$33	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-40 5-Year Index	(5.000)%	Quarterly	06/20/2028	$ 400	$(2)	$(5)	$(7)	$1	$0
CDX.HY-41 5-Year Index	(5.000)	Quarterly	12/20/2028	800	(8)	0	(8)	2	0

					$(10)	$(5)	$(15)	$3	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	105

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$	368	$(13)	$5	$(8)	$0	$(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		200	(10)	(1)	(11)	0	0
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	500	19	(2)	17	3	0

						$(4)	$2	$(2)	$3	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	2,600	$(68)	$(9)	$(77)	$5	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		2,100	58	(9)	49	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	$	18,500	(17)	(141)	(158)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Maturity	12/14/2023		400	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.622	Semi-Annual	03/20/2025		3,300	1	(232)	(231)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026		4,100	(2)	(430)	(432)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		2,000	(32)	(198)	(230)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		3,400	(37)	(363)	(400)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Annual	09/19/2028		2,500	(278)	(21)	(299)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		2,500	(275)	(21)	(296)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(1)	(22)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		2,430	18	603	621	33	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		1,960	(22)	(336)	(358)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		200	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		200	(1)	(16)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		200	(1)	(14)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,300	57	82	139	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		300	(1)	(12)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	(18)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		600	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	577	1,182	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(16)	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		700	37	209	246	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	21	186	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		500	162	20	182	0	(2)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	9,000	0	(12)	(12)	2	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		9,000	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		1,300	0	(11)	(11)	1	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		11,100	0	(32)	(32)	8	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,000	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		5,300	0	9	9	4	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		4,700	0	9	9	4	0
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	2,000	(7)	(11)	(18)	0	(6)
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	16,500	(5)	(198)	(203)	0	(3)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		2,100	0	(26)	(26)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	6,100	2	0	2	0	(1)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,500	0	4	4	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	400	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		400	(1)	(2)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,000	(20)	(39)	(59)	0	(1)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	PLN	8,300	0	(242)	(242)	4	0
Receive	6-Month PLN-WIBOR	7.015	Annual	10/11/2027		5,500	0	(162)	(162)	3	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		4,300	0	(133)	(133)	2	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	9,400	(31)	(109)	(140)	5	0

							$295	$(1,372)	$(1,077)	$93	$(49)

Total Swap Agreements							$340	$(1,401)	$(1,061)	$99	$(50)

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$38	$99	$137	$0	$(60)	$(50)	$(110)

Cash of $1615 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2023		$3	CLP	2,263	$0	$0
	12/2023		12	INR	1,006	0	0
	01/2024	HUF	72,431		$196	2	0
	01/2024		$11	PLN	46	0	0
	02/2024		6	CNY	43	0	0

BPS	10/2023		98	COP	389,496	0	(3)
	10/2023		6,545	EUR	6,176	0	(15)
	11/2023	EUR	6,176		$6,553	15	0
	02/2024		$8	CNY	58	0	0

BRC	10/2023	MXN	9,146		$488	0	(36)
	10/2023		$247	EUR	234	1	0
	11/2023	JPY	628,000		$4,360	120	0

BSH	01/2024	BRL	7,000		1,404	27	0

CBK	11/2023	CLP	298,534		348	13	0
	11/2023	PEN	542		146	3	0
	12/2023	MXN	5		0	0	0
	01/2024		$26	PLN	113	0	0

DUB	10/2023	JPY	38,274		$257	1	0
	11/2023		$257	JPY	38,092	0	(1)
	12/2023		332	CLP	297,033	0	0

GLM	10/2023		494	MXN	8,521	0	(5)
	11/2023		695	BRL	3,485	0	(5)
	12/2023	MXN	4,067		$234	4	0

JPM	10/2023		$272	MXN	4,769	2	0
	11/2023	MXN	11		$1	0	0
	12/2023		$16	INR	1,359	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	107

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2024	BRL	1,500		$300	$5	$0
	01/2024	PLN	6,365		1,455	4	0
	03/2024		$89	CNH	640	0	0

MBC	10/2023	CAD	363		$269	2	0
	10/2023	EUR	6,176		6,677	148	0
	10/2023	GBP	1,120		1,409	43	0
	10/2023	HUF	83		0	0	0
	10/2023		$268	CAD	363	0	(1)
	11/2023	CAD	363		$268	1	0

MYI	10/2023		$79	AUD	123	0	0
	02/2024		6	CNY	44	0	0
NGF	10/2023	JPY	140,044		$942	5	0
	11/2023		$942	JPY	139,380	0	(5)

RBC	10/2023		785		113,798	0	(24)

SCX	11/2023		248	EUR	234	0	(1)
	12/2023		9	INR	797	0	0

SSB	12/2023		8		652	0	0

TOR	10/2023	AUD	579		$370	0	(3)
	10/2023	JPY	23,299		156	0	0
	10/2023		$1,361	GBP	1,120	6	0
	10/2023		608	JPY	88,930	0	(13)
	11/2023	GBP	1,120		$1,361	0	(6)
	11/2023		$370	AUD	579	3	0
	11/2023		156	JPY	23,188	0	0
	12/2023		10	INR	870	0	0

UAG	10/2023	AUD	12		$8	0	0
	10/2023		$392	AUD	610	1	(1)
	11/2023	NZD	18		$11	0	0

Total Forward Foreign Currency Contracts						$406	$(119)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	300	$17	$113

Total Purchased Options							$17	$113

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	1,500	(17)	(175)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	200	(1)	(1)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225%	10/23/2023	200	$ (1)	$(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

							$ (53)	$(238)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$	95.219	10/05/2023	400	$(2)	$(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		98.219	10/05/2023	400	(2)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		95.219	10/05/2023	100	(1)	(1)

						$(5)	$(5)

Total Written Options						$(58)	$(243)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.435%	$ 300	$(5)	$7	$2	$0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	100	(2)	3	1	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.863	700	(31)	32	1	0

MYI	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560	200	1	0	1	0

							$(37)	$42	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$49	$29	$(28)	$1	$0

GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	147	88	(84)	4	0

MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	245	145	(139)	6	0

						$262	$(251)	$11	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$7,125	$(1,858)	$1,571	$0	$(287)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	17	0	(4)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	9	0	(3)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	11	0	(3)

						$(1,905)	$1,608	$0	$(297)

Total Swap Agreements						$(1,680)	$1,399	$16	$(297)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	109

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2	$113	$0	$115	$0	$(186)	$0	$(186)	$(71)	$0	$(71)
BPS	15	0	0	15	(18)	(5)	0	(23)	(8)	0	(8)
BRC	121	0	1	122	(36)	0	0	(36)	86	0	86
BSH	27	0	0	27	0	0	0	0	27	0	27
CBK	16	0	2	18	0	0	0	0	18	0	18
DUB	1	0	0	1	(1)	(7)	0	(8)	(7)	0	(7)
GLM	4	0	0	4	(10)	(36)	0	(46)	(42)	0	(42)
GST	0	0	6	6	0	0	0	0	6	0	6
JPM	11	0	0	11	0	(7)	(287)	(294)	(283)	0	(283)
MBC	194	0	0	194	(1)	0	0	(1)	193	0	193
MYC	0	0	6	6	0	(1)	(4)	(5)	1	0	1
MYI	0	0	1	1	0	0	0	0	1	0	1
NGF	5	0	0	5	(5)	0	0	(5)	0	0	0
RBC	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
SAL	0	0	0	0	0	(1)	(3)	(4)	(4)	0	(4)
SCX	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
TOR	9	0	0	9	(22)	0	0	(22)	(13)	0	(13)
UAG	1	0	0	1	(1)	0	(3)	(4)	(3)	0	(3)

Total Over the Counter	$406	$113	$16	$535	$(119)	$(243)	$(297)	$(659)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38
Swap Agreements	0	6	0	0	93	99

	$0	$6	$0	$0	$131	$137

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$406	$0	$406
Purchased Options	0	0	0	0	113	113
Swap Agreements	0	16	0	0	0	16

	$0	$16	$0	$406	$113	$535

	$0	$22	$0	$406	$244	$672

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$60	$60
Swap Agreements	0	1	0	0	49	50

	$0	$1	$0	$0	$109	$110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$119	$0	$119
Written Options	0	0	0	0	243	243
Swap Agreements	0	297	0	0	0	297

	$0	$297	$0	$119	$243	$659

	$0	$298	$0	$119	$352	$769

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	492	492
Swap Agreements	0	3	0	0	(1,553)	(1,550)

	$0	$3	$0	$0	$(1,054)	$(1,051)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$216	$0	$216
Purchased Options	0	0	0	0	276	276
Written Options	0	0	0	5	(487)	(482)
Swap Agreements	0	118	0	0	(15)	103

	$0	$118	$0	$221	$(226)	$113

	$0	$121	$0	$221	$(1,280)	$(938)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	0	0	509	509
Swap Agreements	0	(12)	0	0	1,149	1,137

	$0	$(12)	$0	$0	$1,653	$1,641

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$297	$0	$297
Purchased Options	0	0	0	0	(188)	(188)
Written Options	0	0	0	(4)	384	380
Swap Agreements	0	(304)	0	0	12	(292)

	$0	$(304)	$0	$293	$208	$197

	$0	$(316)	$0	$293	$1,861	$1,838

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	111

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$380	$0	$380
Corporate Bonds & Notes
Banking & Finance	0	13,970	0	13,970
Industrials	0	6,400	0	6,400
Utilities	0	945	0	945
Municipal Bonds & Notes
California	0	168	0	168
U.S. Government Agencies	0	31,150	0	31,150
Non-Agency Mortgage-Backed Securities	0	2,167	39	2,206
Asset-Backed Securities	0	20,760	18	20,778
Sovereign Issues	0	3,021	0	3,021
Preferred Securities
Banking & Finance	0	88	0	88
Short-Term Instruments
Commercial Paper	0	1,745	0	1,745
Repurchase Agreements	0	24,351	0	24,351
Argentina Treasury Bills	0	4	0	4
Hungary Treasury Bills	0	987	0	987
Japan Treasury Bills	0	4,203	0	4,203
U.S. Treasury Bills	0	314	0	314

	$0	$110,653	$57	$110,710

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$154	$0	$0	$154

Total Investments	$154	$110,653	$57	$110,864

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,348)	$0	$(3,348)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38	99	0	137
Over the counter	0	524	11	535

	$38	$623	$11	$672

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(71)	0	(110)
Over the counter	0	(372)	(287)	(659)

	$(39)	$(443)	$(287)	$(769)

Total Financial Derivative Instruments	$(1)	$180	$(276)	$(97)

Totals	$153	$107,485	$(219)	$107,419

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

112	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		$3,500	$3,500

Total Loan Participations and Assignments (Cost $3,499)			3,500

CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 12.6%

Ally Financial, Inc.
5.800% due 05/01/2025		1,200	1,179

American Tower Corp.
5.800% due 11/15/2028		4,300	4,270

Aviation Capital Group LLC
4.125% due 08/01/2025		3,300	3,141

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		956	808

Bank of America Corp.
4.934% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,496
5.819% due 09/15/2029 •		$2,400	2,372

Bank of Nova Scotia
5.450% due 06/12/2025		3,600	3,566

Barclays PLC
5.304% due 08/09/2026 •		3,800	3,723
6.490% due 09/13/2029 •		4,300	4,267

CaixaBank SA
6.684% due 09/13/2027 •		2,400	2,400

Cape Lookout Re Ltd.
10.796% (T-BILL 3MO + 5.350%) due 03/28/2029 ~		1,200	1,165

Citizens Bank NA
5.284% due 01/26/2026 •		800	760

Credit Agricole SA
1.907% due 06/16/2026 •		3,200	2,976

Credit Suisse AG
4.750% due 08/09/2024		3,500	3,451

Crown Castle, Inc.
2.900% due 03/15/2027		3,700	3,359

Danske Bank AS
3.773% due 03/28/2025 •		3,500	3,448

Deutsche Bank AG
3.961% due 11/26/2025 •		5,000	4,831

EPR Properties
4.500% due 06/01/2027		200	179

Equinix, Inc.
1.550% due 03/15/2028		3,700	3,087

Ford Motor Credit Co. LLC
6.800% due 05/12/2028		2,600	2,599

Freedom Mortgage Corp.
12.000% due 10/01/2028		1,400	1,425

GA Global Funding Trust
1.950% due 09/15/2028		3,800	3,132

GLP Capital LP
5.250% due 06/01/2025		2,600	2,549

Goldman Sachs Group, Inc.
6.796% (TSFR3M + 1.432%) due 05/15/2026 ~		1,700	1,711

HSBC Holdings PLC
6.254% due 03/09/2034 •		500	489
7.390% due 11/03/2028 •		3,900	4,036

Hudson Pacific Properties LP
4.650% due 04/01/2029		200	151

ING Groep NV
6.533% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,300

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		4,000	3,350

JPMorgan Chase & Co.
3.960% due 01/29/2027 •		458	438

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KBC Group NV
6.324% due 09/21/2034 •		$1,400	$1,360

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	31
5.520% (BBSW3M + 1.400%) due 03/07/2025 ~		4,400	2,836

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		$4,000	3,529
5.422% due 02/22/2029 •		2,100	2,056

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,700	3,186

Morgan Stanley
4.210% due 04/20/2028 •		3,600	3,386

NatWest Group PLC
3.073% due 05/22/2028 •		200	178

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,308
6.299% (TSFR3M + 0.902%) due 03/08/2024 ~		4,300	4,286

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,100	3,795

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		336	334

Regency Centers LP
3.700% due 06/15/2030		3,700	3,222

RGA Global Funding
2.000% due 11/30/2026		3,900	3,455

Sanders Re Ltd.
17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		2,600	2,053

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		400	397

Societe Generale SA
1.792% due 06/09/2027 •		3,700	3,264

Standard Chartered PLC
1.822% due 11/23/2025 •		4,000	3,781

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		3,500	3,239
2.472% due 01/14/2029		4,000	3,373

Sun Communities Operating LP
2.300% due 11/01/2028		3,900	3,240

Synchrony Bank
5.400% due 08/22/2025		4,000	3,857

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	1,322	1,484

Truist Financial Corp.
6.047% due 06/08/2027 •		$2,200	2,177

UBS AG
5.650% due 09/11/2028		300	295

UBS Group AG
3.869% due 01/12/2029 •		3,500	3,172
4.488% due 05/12/2026 •		3,800	3,682
6.327% due 12/22/2027 •		1,000	999
6.442% due 08/11/2028 •		6,600	6,597

Wells Fargo & Co.
3.526% due 03/24/2028 •		3,500	3,216

Weyerhaeuser Co.
4.750% due 05/15/2026		2,300	2,246

			157,692

INDUSTRIALS 5.7%

American Airlines Pass-Through Trust
3.375% due 11/01/2028		240	215

Amgen, Inc.
5.250% due 03/02/2033		3,800	3,634

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,100	3,948

Berry Global, Inc.
1.570% due 01/15/2026		3,600	3,255

Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,070
3.137% due 11/15/2035		4,331	3,159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.187% due 11/15/2036	$175	$126
3.419% due 04/15/2033	3,759	3,008
4.926% due 05/15/2037	425	366

Centene Corp.
2.625% due 08/01/2031	100	77

CGI, Inc.
1.450% due 09/14/2026	3,800	3,354

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	843	824

Daimler Truck Finance North America LLC
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~	4,000	3,995

Expedia Group, Inc.
6.250% due 05/01/2025	1,362	1,365

Global Payments, Inc.
2.900% due 05/15/2030	3,500	2,872

Hyundai Capital America
6.491% due 08/04/2025 •	3,500	3,502

Imperial Brands Finance PLC
3.125% due 07/26/2024	3,600	3,509
6.125% due 07/27/2027	3,500	3,492

NetApp, Inc.
1.875% due 06/22/2025	2,500	2,339

Oracle Corp.
2.875% due 03/25/2031 (f)	1,600	1,308

Quanta Services, Inc.
0.950% due 10/01/2024	3,800	3,596

Reliance Steel & Aluminum Co.
1.300% due 08/15/2025	2,600	2,385

Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,768
2.170% due 11/25/2026	3,900	3,441

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	652

Southern Co.
1.750% due 03/15/2028	3,700	3,140

Suntory Holdings Ltd.
2.250% due 10/16/2024	4,300	4,137

T-Mobile USA, Inc.
5.050% due 07/15/2033	3,900	3,620

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	2,100	1,996

		72,153

UTILITIES 3.6%

AEP Texas, Inc.
3.950% due 06/01/2028	1,800	1,669

AES Corp.
5.450% due 06/01/2028	1,250	1,208

Clearway Energy Operating LLC
3.750% due 02/15/2031	3,300	2,607

Dominion Energy, Inc.
2.250% due 08/15/2031	4,000	3,097

Duke Energy Florida LLC
2.400% due 12/15/2031	4,000	3,165

Enel Finance International NV
1.375% due 07/12/2026	4,000	3,534
4.625% due 06/15/2027	3,500	3,340

Entergy Corp.
1.900% due 06/15/2028	3,600	3,044

Eversource Energy
5.450% due 03/01/2028	1,500	1,484

Exelon Corp.
2.750% due 03/15/2027	4,000	3,635

Florida Power & Light Co.
4.400% due 05/15/2028	3,200	3,088

National Fuel Gas Co.
5.500% due 10/01/2026	600	592

Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,303
3.500% due 06/15/2025	3,000	2,852
6.400% due 06/15/2033	5,900	5,693

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	113

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rio Oil Finance Trust
9.250% due 07/06/2024	$147	$148

Sigeco Securitization LLC
5.172% due 05/15/2043	1,900	1,744

Southern California Edison Co.
4.900% due 06/01/2026	1,200	1,179
5.875% due 12/01/2053	1,800	1,696

		45,078

Total Corporate Bonds & Notes (Cost $297,498)		274,923

U.S. GOVERNMENT AGENCIES 21.8%

Fannie Mae
2.349% due 01/25/2031 ~(a)	20,476	1,680
3.950% due 02/01/2037 •	2	2
3.957% due 02/01/2035 •	2	2
4.640% due 05/01/2037 •	4	4
4.758% due 03/01/2034 •	3	3
4.790% due 12/25/2042 ~	59	55
5.000% due 01/01/2027 •	1	1
5.055% due 05/01/2038 •	513	522
5.434% due 06/01/2036 •	6	5
5.462% due 07/25/2037 •	79	77
5.630% due 10/01/2044 •	8	8
5.738% due 06/01/2035 •	194	198
5.854% due 10/01/2037 •	2	2
6.500% due 03/01/2029 - 06/25/2044	9,369	9,392
7.000% due 09/01/2031	1	1
7.500% due 07/25/2041	2	2

Freddie Mac
0.800% due 10/28/2026	14,800	13,045
4.000% due 10/01/2047	110	100
4.500% due 11/01/2029 - 07/01/2033	699	684
5.000% due 10/01/2033	21	20
5.500% due 12/01/2033 - 07/01/2038	122	123
5.704% due 05/01/2037 •	6	6
5.810% due 05/01/2035 •	9	9
5.928% due 10/15/2040 •	805	784
6.000% due 02/01/2033 - 11/01/2037	51	51
6.028% due 12/15/2037 •	36	35
6.500% due 10/01/2036 - 07/25/2043	11	12
7.000% due 01/01/2033	3	3
8.500% due 04/15/2025	4	4

Ginnie Mae
2.625% due 07/20/2034 •	9	8
3.250% due 11/20/2034 •	1	1
3.500% due 10/15/2047	485	426
3.625% due 03/20/2028 •	18	17
3.875% due 06/20/2032 •	1	1
4.000% due 06/20/2048	1,579	1,433
4.500% due 08/20/2048	898	841
5.000% due 11/20/2049	295	284
5.283% due 06/20/2067 •	1,254	1,251
5.668% due 04/20/2065 •	828	823
5.750% due 08/20/2037	15	15
6.032% due 08/20/2065 •	2,131	2,115
6.500% due 01/20/2034 - 08/20/2034	6	6
7.000% due 07/15/2031 - 12/15/2032	5	6

Ginnie Mae, TBA
3.000% due 11/01/2053	30,500	25,858
4.000% due 10/01/2053	39,000	35,141
4.500% due 11/01/2053	10,600	9,800
5.000% due 10/01/2053	4,300	4,075

Tennessee Valley Authority
3.875% due 03/15/2028	6,500	6,277

U.S. Small Business Administration
4.750% due 07/01/2025	254	249

Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 05/01/2053	30,322	26,123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/01/2029 - 04/01/2053	$16,768	$14,992
4.500% due 11/01/2024 - 01/01/2053	2,103	1,938
5.000% due 07/01/2029 - 06/01/2053	6,879	6,512
5.500% due 01/01/2025 - 10/01/2053	6,694	6,542
6.000% due 12/01/2023 - 10/01/2040	155	158
7.500% due 01/01/2031 - 08/01/2032	1	2
8.000% due 08/01/2031	1	1

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053	44,000	39,218
4.500% due 11/01/2053	3,600	3,307
5.000% due 10/01/2053	28,500	26,890
5.500% due 11/01/2053	33,300	32,175

Total U.S. Government Agencies (Cost $283,179)		273,315

U.S. TREASURY OBLIGATIONS 11.9%

U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	18,953
1.875% due 02/15/2041 (l)	4,000	2,582
3.250% due 05/15/2042	24,800	19,768
3.375% due 08/15/2042	78,200	63,377
4.000% due 11/15/2042	4,900	4,350

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032	14,998	12,574
0.625% due 07/15/2032	18,202	15,871
1.125% due 01/15/2033	4,013	3,627

U.S. Treasury Notes
1.750% due 06/30/2024 (j)(l)	9,000	8,754

Total U.S. Treasury Obligations (Cost $176,349)		149,856

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%

Adjustable Rate Mortgage Trust
4.599% due 10/25/2035 ^~	8	8

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	2,869	2,371

AREIT LLC
7.442% due 02/17/2028 •	2,500	2,500

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	4,000	3,062

Banc of America Funding Trust
4.646% due 05/25/2035 ~	884	814
4.757% due 02/20/2036 ~	42	39
5.679% due 05/20/2035 •	152	152

Banc of America Mortgage Trust
4.170% due 02/25/2034 «~	14	13

BANK
3.071% due 08/15/2061	3,000	2,689

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	3	2
4.031% due 01/25/2035 ~	11	10
4.435% due 02/25/2034 ~	11	10
4.482% due 02/25/2033 «~	2	2
4.500% due 04/25/2033 «~	2	2
4.749% due 07/25/2034 ~	12	11
5.797% due 10/25/2036 ^«~	64	59

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~	379	356
4.598% due 09/25/2035 ^~	176	107
4.749% due 10/25/2035 ^~	781	655
5.044% due 10/25/2033 «~	2	1

Chase Mortgage Finance Trust
4.099% due 03/25/2037 ^~	227	210
5.305% due 02/25/2037 ~	49	46

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~	13	11
6.150% due 09/25/2035 •	404	402

CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 •	938	754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
5.626% due 12/25/2035 •		$21	$17
5.974% due 08/25/2035 •		1,960	1,041

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		36	36
3.861% due 11/25/2034 ~		159	142
4.241% due 03/25/2034 «~		277	248
6.014% due 04/25/2035 «•		21	18

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~		6	6

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.834% due 06/25/2037 •		3,198	2,693

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	449	531

Eurosail PLC
5.488% due 03/13/2045 •		730	884

Extended Stay America Trust
6.526% due 07/15/2038 •		$3,802	3,773

GS Mortgage Securities Corp. Trust
6.332% due 11/15/2036 •		3,000	2,947
8.733% due 08/15/2039 •		3,500	3,499

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		3,247	2,467

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,730	2,961

GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		167	155
4.982% due 09/25/2035 ~		8	8

IndyMac Adjustable Rate Mortgage Trust
4.170% due 01/25/2032 «~		11	10

IndyMac INDX Mortgage Loan Trust
5.934% due 02/25/2037 •		4,741	2,946

InTown Mortgage Trust
7.821% due 08/15/2039 •		3,400	3,411

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		3,500	2,970
6.497% due 02/15/2035 •		2,646	2,617
6.562% due 11/15/2038 •		4,000	3,930
6.830% due 12/15/2031 •		1,460	1,249

JP Morgan Mortgage Trust
3.841% due 02/25/2034 «~		8	7

Legacy Mortgage Asset Trust
5.882% due 10/25/2059 þ		2,485	2,472

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		81	60

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.307% due 08/15/2032 •		22	20

Morgan Stanley Mortgage Loan Trust
6.466% due 06/25/2036 ~		35	34

MortgageIT Mortgage Loan Trust
5.994% due 10/25/2035 •		117	114

Natixis Commercial Mortgage Securities Trust
7.156% due 03/15/2035 •		3,289	3,289

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		4,000	3,575

OBX Trust
3.000% due 01/25/2052 ~		3,557	2,824

One New York Plaza Trust
6.397% due 01/15/2036 •		3,000	2,855

Prime Mortgage Trust
5.834% due 02/25/2034 •		15	14

Residential Funding Mortgage Securities, Inc. Trust
4.718% due 09/25/2035 ~		217	159
5.092% due 09/25/2035 ^~		137	91

Resloc U.K. PLC
5.498% due 12/15/2043 •	GBP	713	840

Ripon Mortgages PLC
5.919% due 08/28/2056 •		6,158	7,487

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		$4,200	3,824

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
3.866% due 02/25/2037 ^~		$922	$637
6.172% due 07/25/2034 ~		50	47

Structured Asset Mortgage Investments Trust
5.834% due 08/25/2036 •		28	31
5.942% due 07/19/2035 •		152	144
6.282% due 10/19/2033 •		11	10
6.284% due 05/25/2047 •		4,089	3,276

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	2,691	3,287
6.509% due 07/20/2045 •		3,711	4,529
6.568% due 05/20/2045 •		5,574	6,802

UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,496	2,669
3.000% due 01/25/2052 ~		3,573	2,837

Verus Securitization Trust
5.811% due 05/25/2068 þ		740	726

WaMu Mortgage Pass-Through Certificates Trust
3.444% due 12/25/2036 ^~		699	600
3.752% due 02/25/2037 ^~		651	585
6.014% due 10/25/2045 •		85	79

Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037 ^		1,655	1,454

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		3,500	2,910

Total Non-Agency Mortgage-Backed Securities (Cost $120,247)			111,133

ASSET-BACKED SECURITIES 16.9%

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •		4,500	4,442

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,655
5.780% due 04/20/2028		2,600	2,578
6.020% due 02/20/2030		5,300	5,265

BDS Ltd.
7.127% due 03/19/2039 •		3,500	3,468

BMW Canada Auto Trust
5.430% due 01/20/2026	CAD	1,405	1,031

BPCRE Ltd.
7.731% due 01/16/2037 •		$3,600	3,575

BSPDF Issuer Ltd.
6.647% due 10/15/2036 •		4,000	3,865

Capital One Multi-Asset Execution Trust
6.027% due 07/15/2027 •		3,500	3,503

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		3,691	3,684

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		74	74

Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •		1,800	1,800
6.058% due 04/22/2026 •		1,700	1,704

Citigroup Mortgage Loan Trust
5.754% due 12/25/2036 •		303	170

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.379% due 10/25/2034 •		1,382	1,309

Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,600	3,601
5.840% due 01/18/2028		5,100	5,093

CLNC Ltd.
6.692% due 08/20/2035 •		96	96

Countrywide Asset-Backed Certificates Trust
5.574% due 06/25/2035 •		264	227
5.714% due 03/25/2037 •		116	109
5.954% due 12/25/2036 ^•		691	650
6.034% due 06/25/2036 •		1,293	1,279

Discover Card Execution Note Trust
6.047% due 12/15/2026 •		3,500	3,504

DLLMT LLC
5.780% due 11/20/2025		1,700	1,693

Ent Auto Receivables Trust
6.240% due 01/16/2029		2,400	2,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		$3,043	$2,980

First Franklin Mortgage Loan Trust
5.744% due 10/25/2036 •		5,800	4,564

Flagship Credit Auto Trust
4.030% due 12/15/2026		3,500	3,449

Ford Credit Auto Owner Trust
6.033% due 03/15/2026 •		4,239	4,246

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		3,700	3,594

Fremont Home Loan Trust
5.974% due 02/25/2036 •		1,000	861
6.224% due 12/25/2029 «•		23	21

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		259	258
3.550% due 01/15/2026		1,170	1,162
4.590% due 05/15/2026		1,695	1,684

GM Financial Automobile Leasing Trust
6.134% due 10/20/2025 •		3,000	3,006

GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		2,400	2,388

GM Financial Revolving Receivables Trust
5.120% due 04/11/2035		2,600	2,557

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	1,778	1,326

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2030		$5,100	5,043

GPMT Ltd.
6.788% due 12/15/2036 •		3,900	3,782

GSAMP Trust
6.019% due 01/25/2036 •		354	361
6.184% due 01/25/2034 •		1,579	1,499
7.084% due 10/25/2034 «•		15	14

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •		3,796	3,678

Honda Auto Receivables Owner Trust
4.930% due 11/15/2027		3,000	2,962

HPEFS Equipment Trust
3.150% due 09/20/2029		1,544	1,534

Hyundai Auto Lease Securitization Trust
4.340% due 01/15/2025		1,201	1,196
5.800% due 12/15/2026		2,400	2,399
5.840% due 09/15/2027		1,000	1,000

Hyundai Auto Receivables Trust
5.190% due 12/15/2025		3,500	3,488

JP Morgan Mortgage Acquisition Trust
5.694% due 06/25/2037 •		673	670

LAD Auto Receivables Trust
6.120% due 09/15/2027		3,500	3,498

Lendmark Funding Trust
1.900% due 11/20/2031		3,800	3,287

LoanCore Issuer Ltd.
6.228% due 07/15/2035 •		496	493

Man GLG Euro CLO DAC
4.535% due 12/15/2031 •	EUR	2,925	3,024

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$4,000	3,541

Master Credit Card Trust
6.163% due 01/21/2027 •		2,400	2,401

MASTR Specialized Loan Trust
5.804% due 01/25/2037 •		238	98
5.954% due 02/25/2036 •		214	203
5.954% due 06/25/2046 •		260	247

MF1 LLC
7.477% due 06/19/2037 •		3,500	3,490

MF1 Ltd.
6.525% due 10/16/2036 •		3,800	3,735
6.545% due 07/16/2036 •		3,470	3,420

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •		1,095	1,086

Morgan Stanley ABS Capital, Inc. Trust
6.364% due 11/25/2034 •		329	319

Morgan Stanley Capital, Inc. Trust
5.794% due 03/25/2036 •		31	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Auto Lease Trust
5.610% due 11/15/2027		$3,150	$3,146

Octane Receivables Trust
5.880% due 06/20/2031		4,200	4,186

Ownit Mortgage Loan Trust
6.334% due 10/25/2036 ^•		3,055	2,851

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.234% due 12/25/2034 •		1,352	1,319

PFP Ltd.
7.607% due 08/19/2035 •		3,400	3,414

Ready Capital Mortgage Financing LLC
6.965% due 01/25/2037 •		3,224	3,237

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	258

Residential Asset Mortgage Products Trust
5.874% due 12/25/2035 •		335	298
5.974% due 02/25/2036 •		1,000	935

Residential Asset Securities Corp. Trust
5.674% due 10/25/2036 •		1,186	1,132
6.049% due 03/25/2036 •		3,900	3,623

Santander Drive Auto Receivables Trust
4.370% due 05/15/2025		313	313
5.870% due 03/16/2026		3,012	3,010

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027		1,500	1,498

Sound Point CLO Ltd.
6.638% due 10/20/2028 •		353	354

Soundview Home Loan Trust
6.109% due 06/25/2035 •		282	274

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •		1,138	1,130

Starwood Mortgage Trust
6.663% due 11/15/2038 •		3,800	3,710

Stonepeak ABS
2.301% due 02/28/2033		2,300	2,087

Structured Asset Investment Loan Trust
6.334% due 05/25/2035 •		1,647	1,596

Structured Asset Securities Corp. Mortgage Loan Trust
5.854% due 02/25/2037 •		941	907
6.439% due 11/25/2035 •		500	488

Sunrun Demeter Issuer
2.270% due 01/30/2057		3,549	2,813

Tesla Auto Lease Trust
6.220% due 03/22/2027		5,000	5,007

TIAA CLO Ltd.
6.720% due 01/16/2031 •		3,348	3,345

Towd Point HE Trust
0.918% due 02/25/2063 ~		1,071	1,005

Venture CLO Ltd.
6.630% due 07/15/2031 •		4,400	4,395
6.638% due 07/20/2030 •		3,270	3,248

Veros Auto Receivables Trust
7.120% due 11/15/2028		1,912	1,916

Volkswagen Auto Lease Trust
5.800% due 04/20/2028		3,400	3,399

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		1,182	1,181

Total Asset-Backed Securities (Cost $215,089)			212,442

SOVEREIGN ISSUES 2.0%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		1,600	1,570

Israel Government International Bond
2.750% due 07/03/2030		4,100	3,491

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	21,651	1,043
6.338% due 05/04/2053		$1,400	1,278

Peru Government International Bond
5.940% due 02/12/2029	PEN	100	26

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	115

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	4,288	$5

Romania Government International Bond
2.000% due 01/28/2032 (h)	EUR	4,000	3,055
3.624% due 05/26/2030		3,400	3,100

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	219,000	11,906

Total Sovereign Issues (Cost $29,958)			25,474

SHORT-TERM INSTRUMENTS 43.9%

COMMERCIAL PAPER 8.4%

Amcor Flexibles North America, Inc.
5.550% due 10/04/2023		$2,100	2,098
5.550% due 10/06/2023		2,000	1,998
5.550% due 10/30/2023 (b)		1,700	1,692

Ameren Corp.
5.540% due 10/25/2023		1,700	1,693

American Electric Power Co., Inc.
5.510% due 10/04/2023		2,600	2,598
5.520% due 10/18/2023		1,600	1,595

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		3,300	3,292

Crown Castle, Inc.
6.000% due 11/02/2023		4,300	4,276

Diageo Capital PLC
5.500% due 10/16/2023		1,550	1,546
5.550% due 11/07/2023		4,400	4,374

Dominion Resources, Inc.
5.540% due 10/24/2023		1,900	1,893

Electricite de France SA
5.510% due 10/23/2023		5,000	4,981
5.510% due 10/27/2023		2,800	2,788

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		1,500	1,499
5.560% due 10/03/2023		1,400	1,399

Energy Transfer LP
5.850% due 10/04/2023		3,400	3,397

Entergy Corp.
5.520% due 10/06/2023		1,000	999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.530% due 10/02/2023	$850	$850
5.550% due 10/05/2023	2,600	2,598

Fidelity National Information services, Inc.
5.550% due 10/16/2023	2,800	2,793

Haleon UK Capital PLC
5.550% due 10/27/2023 (b)	2,800	2,788

Humana, Inc.
5.530% due 10/02/2023	1,600	1,599
5.550% due 10/23/2023	1,200	1,196
5.580% due 10/17/2023	2,000	1,994

Intercontinental Exchange,Inc.
5.560% due 10/25/2023	1,700	1,693
5.560% due 10/26/2023	1,800	1,792

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	3,400	3,398

L3Harris Technologies, Inc.
5.620% due 10/10/2023	2,800	2,795

LSEGA Financing PLC
5.500% due 10/04/2023	3,800	3,797
5.510% due 10/26/2023	1,900	1,892

Marriott International, Inc.
5.540% due 10/13/2023	1,200	1,197
5.540% due 10/20/2023	1,300	1,296

Microchip Technology, Inc.
5.600% due 11/07/2023	2,000	1,988

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	1,700	1,699
5.520% due 10/17/2023	750	748
5.520% due 10/18/2023	1,400	1,396

Oracle Corp.
5.510% due 10/23/2023	4,000	3,985
5.510% due 10/27/2023	2,100	2,091
5.520% due 10/26/2023	5,200	5,179

RTX Corp.
5.500% due 10/04/2023	2,500	2,498

Sempra Energy
5.530% due 10/18/2023	2,800	2,792

Southern California Edison
5.500% due 10/05/2023	1,700	1,698
5.550% due 10/02/2023	1,500	1,499
5.550% due 10/13/2023 (b)	1,600	1,597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	$4,250	$4,248

		105,214

REPURCHASE AGREEMENTS (g) 35.5%
		446,636

U.S. TREASURY BILLS 0.0%
5.360% due 10/05/2023 (c)(d)	264	264

Total Short-Term Instruments (Cost $552,163)		552,114

Total Investments in Securities (Cost $1,677,982)		1,602,757

	SHARES
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%

PIMCO Short Asset Portfolio	2,269,818	21,965

PIMCO Short-Term Floating NAV Portfolio III	20,259	197

Total Short-Term Instruments (Cost $22,810)		22,162

Total Investments in Affiliates (Cost $22,810)		22,162

Total Investments 129.3% (Cost $1,700,792)		$1,624,919

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $3,117)		833

Other Assets and Liabilities, net (29.4)%		(368,695)

Net Assets 100.0%		$1,257,057

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oracle Corp.	2.875%	03/25/2031	06/22/2023	$1,368	$1,308	0.10%

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	09/29/2023	10/02/2023	$203,600	U.S. Treasury Notes 4.125% due 01/31/2025	$(207,892)	$203,600	$203,691
	5.330	10/02/2023	10/03/2023	210,000	U.S. Treasury Notes 2.875% due 05/15/2032	(214,446)	210,000	210,000
FICC	2.600	09/29/2023	10/02/2023	936	U.S. Treasury Notes 3.500% due 09/15/2025	(955)	936	936
SAL	5.300	09/29/2023	10/02/2023	32,100	U.S. Treasury Notes 0.750% due 04/30/2026	(32,823)	32,100	32,114

Total Repurchase Agreements						$(456,116)	$446,636	$446,741

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	3.500%	09/28/2023	TBD	(3)	EUR	(442)	$(467)

Total Reverse Repurchase Agreements							$(467)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2053	$43,300	$(35,509)	$(34,429)

Total Short Sales (2.7)%				$(35,509)	$(34,429)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$413,691	$(467)	$0	$413,224	$(421,879)	$(8,655)
FICC	936	0	0	936	(955)	(19)
SAL	32,114	0	0	32,114	(32,823)	(709)

Total Borrowings and Other Financing Transactions	$446,741	$(467)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(467)	$(467)

Total Borrowings	$0	$0	$0	$(467)	$(467)

Payable for reverse repurchase agreements					$(467)

(h)	Securities with an aggregate market value of $458 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(37) at a weighted average interest rate of 4.978%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	117

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.750	12/15/2023	7	$18	$(14)	$(39)

Total Written Options					$(14)	$(39)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	364	$ 86,041	$(1,924)	$4	$(33)
U.S. Treasury 2-Year Note December Futures	12/2023	766	155,277	(426)	78	0
U.S. Treasury 5-Year Note December Futures	12/2023	2,014	212,194	(1,793)	315	0
U.S. Treasury 10-Year Note December Futures	12/2023	1,492	161,229	(2,886)	303	0

				$(7,029)	$700	$(33)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz December Futures	12/2023	743	$ (82,474)	$66	$125	$(161)
Japan Government 10-Year Bond December Futures	12/2023	43	(41,711)	308	95	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	1,328	(148,155)	4,050	0	(311)
U.S. Treasury Long-Term Bond December Futures	12/2023	105	(11,947)	637	0	(30)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	299	(35,488)	2,353	0	(112)

				$7,414	$220	$(614)

Total Futures Contracts				$385	$920	$(647)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2027	0.688%	$	3,500	$(149)	$187	$38	$0	$(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		1,900	(86)	90	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215		1,200	(2)	9	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		600	(10)	16	6	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		2,700	23	18	41	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		3,200	43	10	53	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		550	105	(43)	62	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		1,010	127	9	136	5	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.952		200	(4)	4	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		2,200	2	(3)	(1)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		500	(1)	0	(1)	0	0

							$48	$297	$345	$7	$(1)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	2,460,000	$107	$(263)	$(156)	$0	$(18)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	33	42	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	69	69	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	110	111	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	39	43	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		2,329,000	658	1,635	2,293	121	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		148,000	0	120	120	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,080,000	14	1,237	1,251	79	0

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027		$12,100	$(42)	$(1,220)	$(1,262)	$9	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(2,158)	(2,254)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(402)	(440)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,200	(11)	(159)	(170)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		5,700	(42)	(111)	(153)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		3,000	(11)	(160)	(171)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		5,500	(19)	(339)	(358)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		5,400	(20)	(260)	(280)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(42)	(44)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		8,200	(37)	(641)	(678)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		2,700	(10)	(112)	(122)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		1,400	(6)	(58)	(64)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,200	(12)	(125)	(137)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		4,300	(16)	(153)	(169)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,700	(6)	(39)	(45)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,700	(7)	(8)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		16,900	0	4,139	4,139	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	5,840	11,207	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		2,200	(14)	(237)	(251)	10	0
Pay(5)	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	104,200	(1,357)	(278)	(1,635)	87	0

							$4,414	$6,457	$10,871	$440	$(169)

Total Swap Agreements							$4,462	$6,754	$11,216	$447	$(170)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$920	$447	$1,367	$(39)	$(647)	$(170)	$(856)

(j)

Securities with an aggregate market value of $3,698 and cash of $22,646 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	7,386		$1,025	$3	$0

BOA	10/2023	CAD	14,921		10,962	0	(24)
	11/2023	ZAR	70,740		3,697	0	(23)
	12/2023		$599	INR	49,891	0	(1)
	03/2024	CNH	10,395		$1,435	1	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	119

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2023		$1,754	THB	62,490	$0	$(35)
	10/2023	ZAR	103,123		$5,489	61	(11)
	11/2023	EUR	102		109	1	0
	12/2023	TWD	220,722		6,997	116	0
	03/2024	CNH	7,194		1,000	5	0

CBK	10/2023	BRL	8,063		1,610	6	0
	10/2023	MXN	1,663		95	0	0
	10/2023		$1,649	BRL	8,063	0	(45)
	11/2023	EUR	11,055		$12,006	297	0
	11/2023	GBP	2,847		3,627	153	0
	11/2023	PEN	5,928		1,594	33	0
	11/2023		$3,367	AUD	5,238	5	0
	11/2023		3,459	JPY	500,500	0	(86)
	11/2023		2,811	NOK	29,995	0	(3)
	12/2023		3	MXN	58	0	0

DUB	10/2023		995	THB	35,380	0	(22)
	11/2023	EUR	7,246		$7,993	318	0
	11/2023		$1,071	GBP	838	0	(48)
	03/2024	CNH	4,947		$687	2	0

FAR	10/2023	BRL	8,075		1,661	54	0
	10/2023		$1,613	BRL	8,075	0	(6)
	11/2023		1,661		8,110	0	(54)

GLM	10/2023	MXN	14,059		$797	1	(9)
	10/2023	ZAR	26,756		1,426	15	0
	11/2023		$1,144	BRL	5,736	0	(8)
	12/2023		2,599	MXN	45,096	0	(43)
	03/2024	CNH	3,217		$446	1	0

JPM	11/2023	GBP	19,149		24,420	1,050	0
	11/2023	ZAR	13,741		718	0	(5)
	12/2023		$807	INR	67,381	1	0

MBC	10/2023	CAD	834		$621	7	0
	10/2023		$11,803	CAD	15,960	0	(53)
	11/2023	CAD	15,954		$11,803	52	0

MYI	03/2024	CNH	7,048		977	3	0
	03/2024		$2,795	IDR	43,016,991	0	(22)

RYL	10/2023	CAD	205		$152	1	0

SCX	11/2023	AUD	5,433		3,568	70	0
	12/2023		$861	INR	71,765	0	(1)
	03/2024	CNH	6,919		$956	0	(1)

TOR	11/2023		$8,181	JPY	1,156,507	0	(389)
	12/2023		517	INR	43,149	1	0
	03/2024	CNH	3,346		$463	1	0

UAG	11/2023	EUR	5,116		5,643	224	0
	11/2023		$1,465	JPY	207,589	0	(66)

Total Forward Foreign Currency Contracts						$2,482	$(959)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855%	10/19/2023	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	1,500	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	1,500	(5)	(8)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,700	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,700	(6)	(16)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,100	(22)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,100	(22)	(68)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	7,800	(54)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	7,800	(54)	(166)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	10,600	(83)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	10,600	(83)	(238)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	3,000	(12)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	3,000	(12)	(36)

120	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820%	10/18/2023	2,400	$(8)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	2,400	(8)	(25)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	2,100	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	2,100	(9)	(11)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,300	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,300	(8)	(44)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	11,800	(77)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	11,800	(77)	(268)

Total Written Options							$(569)	$(898)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.863%	$2,700	$(113)	$117	$4	$0

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	2,700	(153)	91	0	(62)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	3,000	(267)	169	0	(98)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	5,100	(229)	82	0	(147)

Total Swap Agreements							$(762)	$459	$4	$(307)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
BOA	1	0	0	1	(52)	0	0	(52)	(51)	0	(51)
BPS	183	0	0	183	(46)	(12)	0	(58)	125	0	125
CBK	494	0	0	494	(134)	(16)	0	(150)	344	(260)	84
DUB	320	0	0	320	(70)	0	0	(70)	250	(280)	(30)
FAR	54	0	0	54	(60)	0	0	(60)	(6)	0	(6)
GLM	17	0	0	17	(60)	(539)	0	(599)	(582)	265	(317)
GST	0	0	4	4	0	0	0	0	4	0	4
JPM	1,051	0	0	1,051	(5)	(19)	0	(24)	1,027	(1,130)	(103)
MBC	59	0	0	59	(53)	0	0	(53)	6	0	6
MYC	0	0	0	0	0	(44)	(307)	(351)	(351)	430	79
MYI	3	0	0	3	(22)	0	0	(22)	(19)	0	(19)
NGF	0	0	0	0	0	(268)	0	(268)	(268)	241	(27)
RYL	1	0	0	1	0	0	0	0	1	0	1
SCX	70	0	0	70	(2)	0	0	(2)	68	0	68
TOR	2	0	0	2	(389)	0	0	(389)	(387)	252	(135)
UAG	224	0	0	224	(66)	0	0	(66)	158	0	158

Total Over the Counter	$2,482	$0	$4	$2,486	$(959)	$(898)	$(307)	$(2,164)

(l)

Securities with an aggregate market value of $1,188 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	121

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$920	$920
Swap Agreements	0	7	0	0	440	447

	$0	$7	$0	$0	$1,360	$1,367

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,482	$0	$2,482
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$2,482	$0	$2,486

	$0	$11	$0	$2,482	$1,360	$3,853

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$39	$39
Futures	0	0	0	0	647	647
Swap Agreements	0	1	0	0	169	170

	$0	$1	$0	$0	$855	$856

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$959	$0	$959
Written Options	0	0	0	0	898	898
Swap Agreements	0	307	0	0	0	307

	$0	$307	$0	$959	$898	$2,164

	$0	$308	$0	$959	$1,753	$3,020

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$167	$167
Futures	0	0	0	0	(9,115)	(9,115)
Swap Agreements	0	98	0	0	(550)	(452)

	$0	$98	$0	$0	$(9,498)	$(9,400)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,387)	$0	$(1,387)
Written Options	0	0	0	0	641	641
Swap Agreements	0	69	0	0	0	69

	$0	$69	$0	$(1,387)	$641	$(677)

	$0	$167	$0	$(1,387)	$(8,857)	$(10,077)

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$609	$609
Futures	0	0	0	0	(8,284)	(8,284)
Swap Agreements	0	41	0	0	4,963	5,004

	$0	$41	$0	$0	$(2,712)	$(2,671)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,765	$0	$1,765
Written Options	0	0	0	0	(433)	(433)
Swap Agreements	0	227	0	0	0	227

	$0	$227	$0	$1,765	$(433)	$1,559

	$0	$268	$0	$1,765	$(3,145)	$(1,112)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,500	$3,500
Corporate Bonds & Notes
Banking & Finance	0	157,692	0	157,692
Industrials	0	72,153	0	72,153
Utilities	0	45,078	0	45,078
U.S. Government Agencies	0	273,315	0	273,315
U.S. Treasury Obligations	0	149,856	0	149,856
Non-Agency Mortgage-Backed Securities	0	110,771	362	111,133
Asset-Backed Securities	0	212,407	35	212,442
Sovereign Issues	0	25,474	0	25,474
Short-Term Instruments
Commercial Paper	0	105,214	0	105,214
Repurchase Agreements	0	446,636	0	446,636
U.S. Treasury Bills	0	264	0	264

	$0	$1,598,860	$3,897	$1,602,757

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,162	$0	$0	$22,162

Total Investments	$22,162	$1,598,860	$3,897	$1,624,919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,429)	$0	$(34,429)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	220	1,147	0	1,367
Over the counter	0	2,486	0	2,486

	$220	$3,633	$0	$3,853

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(161)	(695)	0	(856)
Over the counter	0	(2,164)	0	(2,164)

	$(161)	$(2,859)	$0	$(3,020)

Total Financial Derivative Instruments	$59	$774	$0	$833

Totals	$22,221	$1,565,205	$3,897	$1,591,323

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	123

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.3%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Preferred Term Securities Ltd.
6.521% (US0003M + 0.860%) due 07/03/2033 ~	$148	$139

Total Corporate Bonds & Notes (Cost $122)		139

U.S. GOVERNMENT AGENCIES 163.2%

Fannie Mae
0.000% due 04/25/2043 - 10/25/2045 •	752	493
0.000% due 07/25/2044 - 08/25/2055 ~(a)	855	38
0.171% due 06/25/2044 •(a)	233	14
0.200% due 02/25/2043 •(a)	129	1
0.571% due 11/25/2049 •(a)	76	8
1.156% due 11/25/2035 •(a)	434	25
2.000% due 08/25/2042	576	468
2.000% due 01/25/2052 (a)	773	102
2.349% due 01/25/2031 ~(a)	1,715	141
2.500% due 07/01/2046 - 12/01/2046	224	182
2.500% due 02/25/2051 (a)	606	104
2.944% due 07/25/2039	132	114
3.000% due 07/25/2045 - 02/01/2057	1,286	946
3.000% due 04/25/2046 (a)	113	14
3.168% due 08/25/2050 •	161	152
3.175% due 02/01/2036 •	96	95
3.500% due 03/25/2044 - 01/01/2057	1,920	1,686
3.500% due 04/25/2046 (a)	40	3
3.575% due 02/01/2026	500	476
3.646% due 01/01/2035 •	8	8
3.675% due 09/01/2034 •	22	21
3.709% due 11/01/2034 •	3	3
3.721% due 10/01/2035 •	12	12
3.768% due 02/01/2035 •	14	14
3.795% due 12/01/2034 •	3	3
3.805% due 03/01/2035 •	3	3
3.809% due 11/01/2048 •	139	139
3.963% due 02/01/2035 •	9	9
3.998% due 03/01/2035 •	3	3
4.000% due 06/01/2033 - 11/25/2045	802	665
4.030% due 11/01/2035 •	7	7
4.037% due 02/01/2035 •	6	6
4.140% due 04/01/2028	156	149
4.212% due 02/01/2035 •	3	3
4.260% due 10/01/2028 •	1	1
4.273% due 02/01/2042 •	26	26
4.290% due 02/01/2035 •	5	5
4.371% due 03/01/2035 •	2	2
4.385% due 04/01/2033	166	155
4.425% due 04/01/2035 •	13	13
4.477% due 05/01/2035 •	26	27
4.490% due 04/01/2033	200	189
4.500% due 09/01/2033 - 04/01/2059	1,598	1,454
4.527% due 10/01/2035 •	2	2
4.561% due 04/01/2033 •	9	9
4.590% due 06/01/2033	335	319
4.605% due 09/01/2041 •	45	45
4.680% due 06/01/2030	1,480	1,416
4.700% due 04/01/2033	313	298
4.744% due 07/01/2035 •	5	5
4.755% due 10/01/2032 •	85	84
4.770% due 12/01/2029	90	87
4.780% due 05/25/2035 ~	31	31
5.012% due 05/01/2035 •	18	18
5.055% due 05/01/2038 •	201	205
5.206% due 01/01/2036 •	69	70
5.336% due 10/01/2037 •	281	286
5.448% due 07/01/2035 •	12	12
5.462% due 12/25/2036 •	355	345
5.515% due 07/01/2035 •	17	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.522% due 03/25/2034 •	$31	$31
5.549% due 06/25/2033 •	9	9
5.552% due 08/25/2034 •	1	1
5.559% due 06/25/2032 •	39	38
5.599% due 11/25/2032 •	13	13
5.630% due 08/01/2042 - 10/01/2044 •	290	281
5.729% due 12/25/2048 •	370	359
5.829% due 03/25/2049 •	255	247
5.879% due 07/25/2036 •	197	195
5.929% due 03/25/2032 - 11/25/2059 •	1,110	1,075
5.987% due 09/01/2035 •	11	11
6.079% due 02/25/2024 •	1	1
6.089% due 04/25/2037 •	281	281
6.139% due 11/01/2035 •	11	11
6.429% due 04/25/2032 •	27	27
6.474% due 05/01/2035 •	3	3
6.500% due 10/25/2023 - 01/25/2032	14	14
6.500% due 04/25/2038 (a)	13	4
6.514% due 05/01/2035 •	30	30
6.670% due 01/01/2035 •	27	27
6.912% due 01/01/2035 •	5	5
6.970% due 08/01/2027 •	10	10
7.014% due 01/01/2035 •	14	14
7.019% due 01/01/2035 •	7	7
7.041% due 02/01/2035 •	4	4
8.000% due 07/25/2034	222	235

Freddie Mac
0.000% due 05/15/2035 - 05/15/2041 •	432	334
0.000% due 08/15/2036 - 10/15/2041 ~(a)	263	14
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	970	631
0.772% due 01/15/2043 •(a)	962	75
2.000% due 11/25/2050 (a)	424	52
2.500% due 01/15/2045 - 09/01/2046	349	291
2.500% due 03/15/2052 - 10/15/2052 (a)	3,961	588
3.000% due 06/15/2037 - 12/25/2046	2,526	1,785
3.050% due 03/01/2032	221	186
3.500% due 01/15/2043 - 08/15/2045 (a)	387	63
3.500% due 10/15/2044 - 12/01/2048	1,163	929
3.991% due 02/01/2035 •	1	1
3.998% due 01/01/2035 •	5	5
4.000% due 03/15/2042 - 05/15/2048	2,363	1,868
4.000% due 09/15/2045 - 04/15/2046 (a)	930	152
4.350% due 01/01/2034 •	2	3
4.400% due 06/01/2030	82	77
4.462% due 03/01/2035 •	1	1
4.498% due 02/01/2035 •	1	1
4.500% due 04/01/2039 - 04/01/2044	284	269
4.588% due 08/15/2040 •	888	854
4.591% due 02/01/2035 •	4	4
4.618% due 10/01/2039 •	194	196
4.866% due 10/15/2040 •	853	818
4.912% due 11/01/2031 •	5	5
4.996% due 06/01/2035 •	9	10
5.000% due 09/01/2033 - 03/01/2049	1,174	1,142
5.012% due 04/15/2038 •	270	263
5.053% due 10/15/2037 •	67	65
5.083% due 11/01/2036 •	63	64
5.096% due 04/01/2035 •	13	13
5.115% due 04/01/2035 •	6	6
5.312% due 08/01/2036 •	6	6
5.500% due 11/01/2030 - 09/01/2039	770	756
5.500% due 10/15/2035 (a)	67	10
5.520% due 09/01/2035 •	55	54
5.548% due 05/01/2032 •	6	6
5.678% due 05/15/2035 •	17	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.826% due 02/25/2045 •	$75	$71
5.863% due 09/01/2034 •	92	94
5.878% due 12/15/2031 •	23	23
5.928% due 09/15/2030 - 06/15/2042 •	179	174
6.000% due 02/01/2024 - 05/01/2040	460	467
6.500% due 12/15/2023 - 03/15/2029	167	168
7.000% due 05/15/2037	453	473

Ginnie Mae
0.000% due 12/20/2036 (b)(e)	104	93
0.000% due 06/20/2042 - 12/20/2045 ~(a)	409	9
0.000% due 08/20/2045 - 09/20/2045 •	223	128
2.000% due 03/20/2043	63	50
2.625% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
3.000% due 02/15/2043 - 11/20/2067	4,759	4,069
3.500% due 02/15/2042 - 02/20/2053	8,678	7,671
3.500% due 08/20/2042 (a)	241	29
4.000% due 03/15/2045 - 04/20/2048	1,741	1,600
4.000% due 06/20/2045 (a)	341	52
4.070% due 01/15/2050	1,145	1,141
4.400% due 01/20/2065 •	36	36
4.500% due 07/15/2039 - 02/20/2049	971	912
4.906% due 10/20/2070 •	710	716
5.000% due 11/20/2034 - 12/20/2048	886	864
5.100% due 09/20/2065 •	517	514
5.500% due 09/15/2033 - 12/15/2039	101	99
5.782% due 02/20/2068 •	16	16
5.862% due 05/20/2065 •	12	12
5.912% due 03/20/2061 •	17	17
6.000% due 05/20/2042	26	27
6.152% due 09/20/2063 •	135	135
6.244% due 07/20/2070 •	1,716	1,726
6.379% due 08/20/2070 •	732	737
6.432% due 04/20/2063 - 08/20/2063 •	810	812
6.500% due 07/15/2024 - 08/15/2038	251	253
6.732% due 09/20/2063 •	96	97

Ginnie Mae, TBA
2.500% due 11/01/2053	4,650	3,805
3.000% due 11/01/2053	5,450	4,621
3.500% due 10/01/2053	2,800	2,453
4.000% due 10/01/2053	4,350	3,928
4.500% due 11/01/2053	1,250	1,156
5.000% due 10/01/2053	2,000	1,895

Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,278	1,976
2.500% due 06/01/2028 - 04/01/2052	6,319	5,136
2.500% due 02/01/2051 - 08/01/2051 (g)	4,158	3,343
3.000% due 06/01/2029 - 04/01/2052	7,849	6,684
3.000% due 03/01/2050 - 06/01/2050 (g)	6,882	5,764
3.500% due 12/01/2033 - 09/01/2052	12,262	10,795
3.500% due 08/01/2043 - 03/01/2050 (g)	5,749	5,056
4.000% due 07/01/2033 - 06/01/2049	8,671	7,923
4.500% due 07/01/2039 - 08/01/2053	12,383	11,479
5.000% due 02/01/2053 - 08/01/2053	4,447	4,216
5.500% due 08/01/2024 - 11/01/2039	248	247

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 10/01/2032 - 06/01/2053	$957	$960
6.500% due 11/01/2028 - 11/01/2037	215	217

Uniform Mortgage-Backed Security, TBA
1.500% due 10/01/2053	900	647
2.000% due 11/01/2038 - 11/01/2053	25,800	19,700
2.500% due 10/01/2038 - 10/01/2053	850	749
3.000% due 10/01/2053 - 11/01/2053	6,145	5,083
3.500% due 10/01/2038 - 10/01/2053	500	462
4.000% due 10/01/2053 - 11/01/2053	6,450	5,747
4.500% due 10/01/2038 - 11/01/2053	7,700	7,172
5.000% due 10/01/2053	21,000	19,814
5.500% due 10/01/2053 - 11/01/2053	4,100	3,961
6.000% due 11/01/2053	5,100	5,031
6.500% due 11/01/2053	17,200	17,269

Total U.S. Government Agencies (Cost $233,375)		216,350

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%

BAMLL Commercial Mortgage Securities Trust
6.580% due 03/15/2034 •	1,000	989

Banc of America Funding Trust
4.436% due 01/20/2047 ^~	108	98
6.019% due 05/20/2035 ^•	21	18

Banc of America Mortgage Trust
5.750% due 07/20/2032 «~	1	1

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.714% due 01/25/2035 •	5	4

Citigroup Commercial Mortgage Trust
4.149% due 01/10/2036	1,000	998

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,866	1,418
6.234% due 08/25/2035 ^•	122	117

Commercial Mortgage Trust
6.747% due 12/15/2038 •	1,750	1,640

Countrywide Alternative Loan Trust
5.639% due 07/20/2046 ^•	36	29
5.719% due 09/20/2046 •	284	202
5.854% due 05/25/2035 •	182	162
5.934% due 09/25/2046 ^•	412	299
5.934% due 10/25/2046 ^«•	39	28
6.114% due 10/25/2046 ^•	298	213

Countrywide Home Loan Mortgage Pass-Through Trust
3.607% due 04/25/2035 ~	229	170
4.010% due 06/19/2031 «~	18	17
6.014% due 04/25/2035 «•	49	43
6.114% due 03/25/2036 «•	1	0
6.134% due 02/25/2036 ^«•	1	0
6.354% due 09/25/2034 «•	51	41

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	162	123

Freddie Mac
4.660% due 01/25/2031	600	575

GreenPoint Mortgage Funding Trust
5.834% due 10/25/2046 ^•	127	114
5.834% due 12/25/2046 ^•	173	157
5.974% due 04/25/2036 ^•	36	34
6.074% due 09/25/2046 ^•	353	281
6.114% due 10/25/2046 ^•	338	226

GS Mortgage Securities Corp. Trust
6.530% due 07/15/2031 •	1,100	928

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	252	192

GSR Mortgage Loan Trust
5.954% due 08/25/2046 •	173	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
5.922% due 03/19/2036 ^•	$21	$18

HomeBanc Mortgage Trust
5.794% due 12/25/2036 «•	2	2

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	844	779

IndyMac INDX Mortgage Loan Trust
3.872% due 08/25/2036 ~	1,345	1,148
5.834% due 06/25/2046 •	49	38
5.834% due 11/25/2046 •	117	105

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	831	662
3.000% due 04/25/2052 ~	811	646
6.329% due 11/25/2049 •	57	54

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	461	412
3.508% due 11/24/2042 «•	557	508
4.250% due 09/29/2046 «	838	756

Lehman XS Trust
6.074% due 11/25/2046 ^•	344	255

MASTR Adjustable Rate Mortgages Trust
6.034% due 05/25/2047 ^«•	2	2
6.114% due 05/25/2047 ^•	450	367

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	960	104

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	17	16

MFA Trust
1.381% due 04/25/2065 ~	213	193

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	462	426

OBX Trust
3.000% due 01/25/2052 ~	373	296

Residential Accredit Loans, Inc. Trust
4.256% due 08/25/2035 ^~	147	57
5.834% due 12/25/2046 ^•	90	79
5.894% due 05/25/2037 ^«•	18	15
5.974% due 05/25/2046 ^•	66	51

Sequoia Mortgage Trust
6.142% due 10/19/2026 «•	11	10
6.199% due 10/20/2027 «•	2	2

Structured Asset Mortgage Investments Trust
6.102% due 09/19/2032 •	5	5

Thornburg Mortgage Securities Trust
4.830% due 10/25/2046 •	35	32

Towd Point Mortgage Trust
6.434% due 05/25/2058 •	187	189

WaMu Mortgage Pass-Through Certificates Trust
6.134% due 12/25/2045 •	261	216
6.434% due 07/25/2044 «•	34	31

Washington Mutual Mortgage Pass-Through Certificates Trust
5.346% due 12/25/2046 •	113	90

Total Non-Agency Mortgage-Backed Securities (Cost $18,794)		16,724

ASSET-BACKED SECURITIES 5.4%

Aegis Asset-Backed Securities Trust
6.134% due 03/25/2035 •	300	285

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •	4	4

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •	1,400	1,382

Centex Home Equity Loan Trust
5.734% due 01/25/2032 «•	7	6

Citigroup Mortgage Loan Trust
5.754% due 12/25/2036 •	568	319

Countrywide Asset-Backed Certificates Trust
5.574% due 04/25/2047 •	93	88
5.934% due 03/25/2037 •	88	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMC Mortgage Loan Trust
6.934% due 08/25/2040 «•	$27	$26

GSAA Home Equity Trust
6.034% due 03/25/2037 •	182	71

GSAMP Trust
5.564% due 12/25/2046 •	407	216
5.574% due 12/25/2036 •	816	438

Home Equity Asset Trust
6.034% due 11/25/2032 «•	3	2

HSI Asset Securitization Corp. Trust
5.574% due 01/25/2037 •	282	216

Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •	407	210

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •	498	143

PRET LLC
1.744% due 07/25/2051 þ	2,276	2,122
3.721% due 07/25/2051 þ	896	869

Residential Asset Securities Corp. Trust
5.684% due 11/25/2036 ^•	587	506

Saxon Asset Securities Trust
7.184% due 12/25/2037 •	165	138

Securitized Asset-Backed Receivables LLC Trust
6.079% due 01/25/2035 «•	80	77

United National Home Loan Owner Trust
6.910% due 03/25/2025 ^«þ	3	3

Total Asset-Backed Securities (Cost $7,828)		7,203

SHORT-TERM INSTRUMENTS 3.0%

REPURCHASE AGREEMENTS (f) 1.6%
		2,137

U.S. TREASURY BILLS 1.4%
5.408% due 10/05/2023 - 11/30/2023 (c)(d)(e)	1,836	1,826

Total Short-Term Instruments (Cost $3,963)		3,963

Total Investments in Securities (Cost $264,082)		244,379

	SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	598,756	5,821

Total Short-Term Instruments (Cost $5,821)		5,821

Total Investments in Affiliates (Cost $5,821)		5,821

Total Investments 188.7% (Cost $269,903)		$250,200

Financial Derivative Instruments (h)(i) 1.7% (Cost or Premiums, net $360)		2,196

Other Assets and Liabilities, net (90.4)%		(119,805)

Net Assets 100.0%		$132,591

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	125

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	5.380%	09/27/2023	10/04/2023	$1,620	U.S. Treasury Notes 1.375% due 12/31/2028	$(1,621)	$1,620	$1,621
FICC	2.600	09/29/2023	10/02/2023	517	U.S. Treasury Notes 3.500% due 09/15/2025	(527)	517	517

Total Repurchase Agreements						$(2,148)	$2,137	$2,138

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.450%	09/14/2023	10/12/2023	$(13,816)	$(13,854)

Total Reverse Repurchase Agreements					$(13,854)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (17.4)%
Fannie Mae, TBA	1.500%	10/01/2037	$5,000	$(4,248)	$(4,166)
Ginnie Mae, TBA	2.000	10/01/2053	7,000	(5,709)	(5,535)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2038	500	(461)	(452)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2053	500	(436)	(430)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2053	11,300	(9,981)	(9,728)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2038	1,200	(1,147)	(1,133)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2052	1,700	(1,594)	(1,561)

Total U.S. Government Agencies				(23,576)	(23,005)

U.S. Treasury Obligations (1.2)%
U.S. Treasury Notes	1.375	12/31/2028	1,900	(1,644)	(1,621)

Total Short Sales (18.6)%				$(25,220)	$(24,626)

126	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(13,854)	$0	$0	$(13,854)	$14,159	$305
BRC	1,621	0	0	0	1,621	(1,621)	0
FICC	517	0	0	0	517	(527)	(10)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(1,621)	(1,621)	0	(1,621)

Total Borrowings and Other Financing Transactions	$2,138	$(13,854)	$0	$(1,621)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(13,854)	$0	$0	$(13,854)

Total Borrowings	$0	$(13,854)	$0	$0	$(13,854)

Payable for reverse repurchase agreements					$(13,854)

(g)	Securities with an aggregate market value of $14,159 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(12,775) at a weighted average interest rate of 5.290%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2024	278	$	65,764	$(251)	$4	$0
U.S. Treasury 5-Year Note December Futures	12/2023	50		5,268	(46)	8	0
U.S. Treasury 10-Year Note December Futures	12/2023	268		28,961	(499)	54	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	24		2,678	(75)	6	0

					$(871)	$72	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract June Futures	09/2024	138	$	(32,711)	$200	$0	$(3)
3-Month SOFR Active Contract September Futures	12/2023	46		(10,882)	133	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	140		(33,282)	(1)	0	(7)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	8		(950)	52	0	(3)

					$384	$0	$(14)

Total Futures Contracts					$(487)	$72	$(14)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	127

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.250%	Semi-Annual	06/16/2024	$	19,000	$52	$705	$757	$8	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025		11,600	6	798	804	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025		16,300	8	1,075	1,083	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		225	1	5	6	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		32,800	(375)	846	471	0	(27)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		6,500	(99)	259	160	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030		700	(3)	(30)	(33)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030		350	(1)	(12)	(13)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		11,200	(59)	557	498	0	(20)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		9,700	(103)	674	571	0	(20)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,400	148	148	296	0	(11)

Total Swap Agreements							$(425)	$5,025	$4,600	$14	$(88)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$72	$14	$86	$0	$(14)	$(88)	$(102)

Cash of $2,180 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/24/2024	100	$0	$0

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	500	10	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	1,500	30	65
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	5,000	33	307

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	4,500	5	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	11,300	9	14
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	500	10	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	1,600	32	70

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	1,500	31	4
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	1,500	31	55

CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	4,100	30	252

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	11,500	15	77
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	11,000	25	120
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	6,000	7	9
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.185	10/05/2023	4,200	21	34
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/19/2024	400	8	5
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	400	8	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	100	3	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	100	3	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	2,000	19	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	2,000	19	57
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	5,000	36	308
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	2,000	16	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	2,000	15	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	4,600	27	53

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100%	02/01/2024	10,000	$ 19	$109
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	13,000	14	17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	4,300	9	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	2,000	4	4
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	400	7	4
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	400	7	9

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	5,000	8	11

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	20,000	16	132
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	5,500	8	17
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	2,800	5	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	10,900	12	17
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	4,800	97	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	4,800	97	217
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	1,700	37	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	1,700	37	121
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	1,500	31	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	1,500	31	94
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	1,300	29	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	1,300	29	77
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	900	7	0

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	2,600	2	4
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	5,000	3	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	200	0	0

							$ 952	$2,567

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$	95.188	10/05/2023	3,000	$13	$29
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053		94.625	11/06/2023	3,000	19	36
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053		97.328	10/05/2023	3,000	8	22
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053		97.656	10/05/2023	1,000	3	10

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053		97.266	10/05/2023	1,000	3	7
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053		95.953	11/06/2023	4,500	28	21
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053		97.555	11/06/2023	3,000	18	37

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053		94.594	11/06/2023	1,000	6	12
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053		97.266	10/05/2023	1,500	4	10
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 10/01/2053		100.000	10/05/2023	500	1	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053		97.371	10/05/2023	3,100	12	24

						$115	$208

Total Purchased Options						$1,067	$2,775

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.123%	10/04/2023	700	$(3)	$(7)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.118	10/05/2023	2,100	(12)	(24)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.145	10/05/2023	1,000	(4)	(10)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.155	10/05/2023	2,600	(13)	(24)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.320	10/05/2023	300	(1)	(1)

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.180	11/06/2023	3,000	(20)	(37)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.192	11/06/2023	1,000	(7)	(12)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	11,000	(12)	(73)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	10,000	(9)	(66)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	13,000	(6)	(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.135	10/05/2023	2,000	(8)	(21)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.012	11/06/2023	2,500	(18)	(48)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.434	11/06/2023	1,500	(5)	(8)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	11/06/2023	2,800	(22)	(20)

							$ (140)	$(360)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	129

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	$	92.438	10/05/2023	500	$(2)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053		90.906	11/06/2023	1,000	(6)	(6)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053		90.828	10/05/2023	1,000	(5)	(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053		90.891	11/06/2023	1,000	(7)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		95.219	10/05/2023	5,000	(31)	(50)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		98.219	10/05/2023	5,000	(25)	0

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053		90.500	10/05/2023	1,000	(4)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053		92.492	10/05/2023	500	(2)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		95.219	10/05/2023	5,000	(31)	(50)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		95.438	10/05/2023	5,000	(29)	(58)

						$(142)	$(203)

Total Written Options						$(282)	$(563)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$97	$0	$97	$0	$(72)	$0	$(72)	$25	$0	$25
BPS	0	372	0	372	0	0	0	0	372	(280)	92
BRC	0	153	0	153	0	(49)	0	(49)	104	0	104
CBK	0	252	0	252	0	0	0	0	252	(270)	(18)
DUB	0	926	0	926	0	(73)	0	(73)	853	(840)	13
GLM	0	152	0	152	0	(96)	0	(96)	56	0	56
JPM	0	76	0	76	0	(130)	0	(130)	(54)	0	(54)
MSC	0	22	0	22	0	(15)	0	(15)	7	0	7
MYC	0	690	0	690	0	(20)	0	(20)	670	(500)	170
NGF	0	11	0	11	0	0	0	0	11	0	11
SAL	0	24	0	24	0	(108)	0	(108)	(84)	0	(84)

Total Over the Counter	$0	$2,775	$0	$2,775	$0	$(563)	$0	$(563)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$72	$72
Swap Agreements	0	0	0	0	14	14

	$0	$0	$0	$0	$86	$86

Over the counter
Purchased Options	$0	$0	$0	$0	$2,775	$2,775

	$0	$0	$0	$0	$2,861	$2,861

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	88	88

	$0	$0	$0	$0	$102	$102

Over the counter
Written Options	$0	$0	$0	$0	$563	$563

	$0	$0	$0	$0	$665	$665

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(764)	$(764)
Swap Agreements	0	0	0	0	6,140	6,140

	$0	$0	$0	$0	$5,376	$5,376

Over the counter
Purchased Options	$0	$0	$0	$0	$(400)	$(400)
Written Options	0	0	0	0	459	459

	$0	$0	$0	$0	$59	$59

	$0	$0	$0	$0	$5,435	$5,435

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,507)	$(1,507)
Swap Agreements	0	0	0	0	(949)	(949)

	$0	$0	$0	$0	$(2,456)	$(2,456)

Over the counter
Purchased Options	$0	$0	$0	$0	$1,791	$1,791
Written Options	0	0	0	0	(387)	(387)

	$0	$0	$0	$0	$1,404	$1,404

	$0	$0	$0	$0	$(1,052)	$(1,052)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$139	$0	$139
U.S. Government Agencies	0	216,350	0	216,350
Non-Agency Mortgage-Backed Securities	0	14,856	1,868	16,724
Asset-Backed Securities	0	7,089	114	7,203
Short-Term Instruments
Repurchase Agreements	0	2,137	0	2,137
U.S. Treasury Bills	0	1,826	0	1,826

	$0	$242,397	$1,982	$244,379

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,821	$0	$0	$5,821

Total Investments	$5,821	$242,397	$1,982	$250,200

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(23,005)	$0	$(23,005)
U.S. Treasury Obligations	0	(1,621)	0	(1,621)

	$0	$(24,626)	$0	$(24,626)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	86	0	86
Over the counter	0	2,775	0	2,775

	$0	$2,861	$0	$2,861

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(102)	0	(102)
Over the counter	0	(563)	0	(563)

	$0	$(665)	$0	$(665)

Total Financial Derivative Instruments	$0	$2,196	$0	$2,196

Totals	$5,821	$219,967	$1,982	$227,770

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	131

Schedule of Investments	PIMCO Mortgage-Backed Securities Fund	(Cont.)	September 30, 2023	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
U.S. Government Agencies	$865	$0	$(861)	$0	$0	$(4)	$0	$0	$0	$0
Non-Agency Mortgage-Backed Securities	1,856	0	(94)	(1)	(3)	(82)	192	0	1,868	(90)
Asset-Backed Securities	0	0	0	0	0	0	114	0	114	0

Totals	$2,721	$0	$(955)	$(1)	$(3)	$(86)	$306	$0	$1,982	$(90)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$1,676	Discounted Cash Flow	Discount Rate	6.160 - 6.349	6.243
	192	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	114	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$1,982

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

132	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 221.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	$656	$578

Total Loan Participations and Assignments (Cost $648)		578

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.1%

Preferred Term Securities Ltd.
5.971% (US0003M + 0.300%) due 03/22/2037 ~	243	218
5.971% (US0003M + 0.300%) due 09/22/2037 ~	2,425	2,037
6.021% (US0003M + 0.350%) due 03/22/2038 ~	1,255	1,149
6.051% (US0003M + 0.380%) due 09/23/2035 ~	74	73
6.251% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,490

		6,967

INDUSTRIALS 0.0%

GlaxoSmithKline Capital, Inc.
3.625% due 05/15/2025	1,600	1,557

Times Square Hotel Trust
8.528% due 08/01/2026	1,380	1,364

		2,921

UTILITIES 0.1%

PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	600	543
4.451% due 12/01/2049	12,000	9,835

		10,378

Total Corporate Bonds & Notes (Cost $21,559)		20,266

U.S. GOVERNMENT AGENCIES 152.3%

Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(f)	12,379	8,688
0.000% due 01/25/2033 - 05/25/2051 •	40,994	26,588
0.000% due 06/25/2043 - 02/25/2052 •(a)	858,788	4,807
0.000% due 07/25/2044 - 02/25/2062 ~(a)	95,827	4,874
0.159% due 01/25/2041 •	2,761	2,421
0.171% due 06/25/2044 •(a)	3,103	187
0.200% due 02/25/2043 •(a)	3,668	24
0.232% due 08/25/2033 •	406	345
0.269% due 01/25/2044 ~(a)	1,152	10
0.521% due 10/25/2043 - 01/25/2050 •(a)	13,448	1,336
0.531% due 12/25/2036 •(a)	312	16
0.571% due 05/25/2046 - 11/25/2049 •(a)	81,197	7,178
0.591% due 09/25/2049 •(a)	4,346	302
0.621% due 10/25/2042 - 07/25/2059 •(a)	65,510	5,788
0.671% due 06/25/2037 - 07/25/2050 •(a)	59,278	5,423
0.671% due 10/25/2046 ~(a)	6,157	114
0.721% due 09/25/2041 - 01/25/2049 •(a)	23,090	2,057
0.771% due 11/25/2044 - 05/25/2048 •(a)	26,916	2,648
0.771% due 05/25/2048 •	6,124	4,499
0.798% due 06/25/2048 ~	2,144	196
0.821% due 08/25/2041 - 02/25/2043 •(a)	15,959	1,013
1.001% due 03/25/2042 •(a)	891	95
1.021% due 09/25/2037 •(a)	1,737	65

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.171% due 09/25/2040 - 09/25/2042 •(a)	$4,646	$456
1.221% due 05/25/2036 •(a)	767	72
1.271% due 10/25/2026 •(a)	476	7
1.298% due 08/25/2040 •(a)	128	2
1.321% due 09/25/2039 •(a)	59	5
1.371% due 12/25/2032 - 11/25/2036 •(a)	1,727	137
1.471% due 04/25/2038 •(a)	346	26
1.671% due 10/25/2034 •(a)	639	32
1.801% due 03/25/2040 •	77	71
2.000% due 12/25/2042	91	48
2.000% due 11/25/2050 - 07/25/2052 (a)	49,198	5,815
2.100% due 01/01/2047 •	107	97
2.271% due 08/25/2034 •(a)	290	16
2.349% due 01/25/2031 ~(a)	9,830	806
2.500% due 12/25/2027 - 10/25/2052 (a)	730,397	107,906
2.500% due 12/25/2037 «(a)	121,623	9,296
2.500% due 09/25/2051 (a)(j)	139,673	20,306
2.540% due 08/01/2026	10,715	9,910
2.944% due 09/25/2024 •	1	1
3.000% due 11/25/2027 - 08/25/2052 (a)	259,119	39,673
3.000% due 06/25/2033 - 07/01/2060	102,567	84,358
3.020% due 03/01/2028	6,617	6,044
3.290% due 04/01/2027 (j)	46,900	43,855
3.290% due 03/01/2028	23,874	22,063
3.291% due 05/01/2047 •	615	578
3.430% due 05/01/2028 - 03/01/2033	10,720	9,870
3.500% due 10/25/2027 - 05/25/2051 (a)	190,065	33,158
3.500% due 05/25/2042 - 10/25/2042	860	735
3.549% due 08/01/2049 •	2,521	2,509
3.575% due 02/01/2026	12,198	11,614
3.664% due 12/01/2034 •	121	119
3.725% due 06/01/2048 •	135	127
3.750% due 05/25/2033 - 01/25/2044	28	27
3.802% due 12/25/2036 •	40	36
3.975% due 06/01/2048 •	113	107
4.000% due 01/25/2033 - 09/25/2051 (a)	113,118	22,789
4.000% due 06/01/2033 - 05/25/2050	9,285	7,647
4.140% due 04/01/2028	10,571	10,115
4.220% due 05/25/2042 ~	18	17
4.255% due 01/01/2035 •	105	105
4.317% due 01/01/2035 •	292	298
4.320% due 06/01/2028	5,590	5,388
4.323% due 08/25/2043 ~	19	19
4.374% due 02/01/2028 ~	24,997	23,916
4.385% due 04/01/2033	11,208	10,495
4.440% due 06/01/2033	12,320	11,570
4.490% due 10/01/2030 - 05/01/2033	13,652	12,912
4.500% due 06/01/2030 - 04/01/2059	31,796	29,956
4.500% due 11/25/2044 - 01/25/2050 (a)	4,467	700
4.530% due 06/01/2033	3,252	3,085
4.530% due 09/01/2043 •	1,213	1,202
4.550% due 05/01/2028	1,272	1,238
4.560% due 12/01/2029	5,070	4,893
4.580% due 08/01/2033	7,368	7,001
4.590% due 06/01/2033	24,223	23,040
4.640% due 09/01/2028	4,884	4,771
4.700% due 04/01/2033	18,493	17,589
4.740% due 05/01/2033	2,191	2,112
4.757% due 12/01/2048 •	884	890
4.815% due 09/01/2028	14,232	14,012
4.840% due 07/01/2033	1,500	1,456
4.880% due 09/01/2028	23,455	23,161
4.990% due 03/01/2031	7,992	7,864
5.000% due 11/01/2033 - 07/25/2040	172	161
5.110% due 08/01/2033	1,099	1,088

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.170% due 05/01/2031	$2,820	$2,803
5.500% due 02/25/2029 (a)	3	0
5.500% due 01/25/2032 ~(a)	90	10
5.500% due 12/25/2034 - 11/01/2036	1,526	1,518
5.590% due 10/01/2031	2,245	2,289
5.610% due 10/01/2028 «(c)	4,033	4,028
5.647% due 06/01/2035 •	16	16
5.729% due 12/25/2047 •	40,075	38,390
5.874% due 02/25/2037 •	170	166
6.000% due 04/25/2032 - 02/25/2033 (a)	174	27
6.000% due 02/25/2034	80	80
6.269% due 04/25/2048 •	1,129	1,125
6.279% due 07/25/2038 •	89	89
6.300% due 06/25/2031 ~	14	14
6.500% due 04/25/2038 (a)	212	62
7.000% due 12/25/2023 - 03/25/2049	70	73

Freddie Mac
0.000% due 02/15/2024 - 08/15/2057 (b)(f)	14,989	11,043
0.000% due 01/15/2033 - 08/15/2045 •	24,092	15,520
0.000% due 08/15/2036 - 08/15/2047 ~(a)	34,768	1,815
0.000% due 08/15/2040 - 03/25/2052 •(a)	179,404	4,124
0.462% due 09/15/2043 •(a)	8,692	575
0.571% due 04/25/2048 - 11/25/2049 •(a)	21,278	2,093
0.572% due 10/15/2036 - 08/15/2042 •(a)	20,006	1,700
0.621% due 04/25/2049 - 06/25/2050 •(a)	74,258	7,033
0.622% due 08/15/2041 - 09/15/2044 •(a)	7,212	572
0.671% due 06/25/2050 - 08/25/2050 •(a)	39,254	3,642
0.672% due 12/15/2042 - 02/15/2044 •(a)	8,605	807
0.721% due 05/25/2050 - 06/25/2050 •(a)	26,380	2,524
0.722% due 08/15/2025 - 10/15/2048 •(a)	28,476	2,556
0.728% due 07/25/2024 ~(a)	111,797	329
0.771% due 07/25/2050 •(a)	26,215	3,127
0.772% due 01/15/2033 - 06/15/2048 •(a)	18,316	1,260
0.985% due 12/25/2050 •(a)	7,640	866
1.002% due 02/15/2037 •(a)	391	28
1.022% due 04/15/2032 •(a)	1,178	42
1.052% due 04/25/2034 ~(a)	133,744	8,106
1.172% due 01/15/2041 •(a)	291	19
1.222% due 02/15/2032 - 03/15/2035 •(a)	515	15
1.272% due 09/15/2026 - 07/15/2042 •(a)	1,454	142
1.322% due 03/15/2037 •(a)	462	30
2.000% due 04/25/2031 - 01/25/2051 (a)	239,391	28,083
2.144% due 05/15/2033 •	3	3
2.292% due 09/17/2032 •	6	6
2.500% due 09/15/2027 - 10/15/2052 (a)	282,787	39,541
2.572% due 06/15/2031 •(a)	77	5
2.629% due 10/15/2033 •	138	123
3.000% due 04/15/2027 - 06/25/2051 (a)	250,611	39,123
3.000% due 05/15/2034 ~(a)	436	28
3.000% due 09/25/2045 - 12/25/2046	2,767	2,328
3.041% due 12/25/2036 •	20,770	16,664
3.104% due 10/25/2046 ~	1,279	1,213
3.123% due 05/15/2033 •	8	7
3.314% due 12/15/2027 ~(a)	446	21
3.500% due 01/01/2038 - 04/15/2054	17,219	13,990
3.500% due 02/25/2041 - 07/25/2050 (a)	126,110	21,300
3.500% due 10/15/2047 ~(a)	803	155

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	133

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.880% due 11/15/2034 •	$6	$5
4.000% due 02/15/2031 - 06/01/2048	34,073	31,042
4.000% due 03/15/2042 - 06/25/2051 (a)	139,163	28,913
4.000% due 05/15/2049 ~(a)	485	75
4.190% due 05/01/2030	20,500	18,990
4.500% due 08/01/2030 - 06/01/2048	2,714	2,569
4.500% due 07/15/2042 - 12/25/2050 (a)	25,349	4,819
4.660% due 12/15/2023 •(a)	4	0
4.824% due 10/15/2038 •	2,590	2,527
5.000% due 09/15/2046 ~(a)	728	130
5.000% due 05/25/2048 (a)	5,215	877
5.000% due 03/01/2049 (j)	19,088	18,364
5.430% due 06/25/2031 ~	9,387	9,334
5.500% due 02/15/2033 - 01/01/2038	755	746
5.500% due 05/15/2041 •	24	24
6.000% due 07/15/2035	593	616
6.000% due 03/15/2044 (a)	493	103
6.350% due 05/15/2024 •(a)	9	0
6.625% due 12/25/2047 ~	215	214
7.000% due 03/01/2039	16	17
14.629% due 10/25/2027 •	247	267

FREMF Mortgage Trust
3.554% due 09/25/2024 ~	13,400	12,368

Ginnie Mae
0.000% due 03/20/2035 - 01/20/2044 (b)(f)	4,905	4,143
0.000% due 05/20/2040 - 04/16/2053 ~(a)	49,952	1,539
0.000% due 12/20/2040 - 11/20/2046 •	3,091	2,135
0.000% due 10/20/2047 - 06/20/2049 •(a)	56,153	577
0.025% due 08/16/2048 ~(a)	1,959	1
0.101% due 05/20/2049 •(a)	3,630	160
0.111% due 09/20/2043 •(a)	1,000	15
0.111% due 01/20/2044 •	967	958
0.116% due 12/20/2042 ~	349	273
0.152% due 05/16/2050 ~(a)	791	2
0.605% due 06/16/2039 •(a)	850	23
0.611% due 04/20/2046 - 09/20/2049 •(a)	42,449	3,530
0.655% due 11/16/2034 •(a)	313	3
0.661% due 01/20/2035 - 12/20/2048 •(a)	7,095	453
0.681% due 12/20/2035 •(a)	11,173	426
0.755% due 03/16/2035 •(a)	1,660	19
0.761% due 06/20/2048 - 09/20/2048 •(a)	4,205	336
0.811% due 04/20/2048 •	5,591	4,837
0.812% due 10/20/2045 •	417	347
0.955% due 01/16/2038 •(a)	676	4
1.005% due 02/16/2040 •(a)	1,620	86
1.261% due 05/20/2041 •(a)	1,291	67
1.809% due 05/16/2053 ~(a)	55	1
2.000% due 01/20/2051 (a)	22,194	2,560
2.500% due 09/20/2050 (a)	4,655	191
2.625% due 08/20/2045 •	545	528
2.750% due 10/20/2044 •	665	642
3.000% due 02/20/2043 - 01/20/2052 (a)	126,108	16,838
3.000% due 09/20/2046 - 11/20/2067	75,603	63,394
3.500% due 03/20/2042 - 02/20/2053	49,429	42,536
3.500% due 11/20/2042 - 09/20/2046 (a)	6,417	1,056
4.000% due 07/20/2039 - 08/15/2048	9,267	8,504
4.000% due 10/16/2044 (a)	966	123
4.393% due 02/20/2069 •	992	985
4.439% due 10/20/2067 •	840	833
4.500% due 09/15/2038 - 09/20/2048	77,313	73,164
4.500% due 12/16/2041 - 05/20/2043 (a)	1,111	177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.849% due 05/20/2070 •	$124	$123
5.000% due 08/20/2034 - 06/20/2049	9,843	9,529
5.000% due 05/16/2043 (a)	718	123
5.326% due 03/20/2071 •	40,804	40,589
5.366% due 03/20/2068 •	289	280
5.396% due 02/20/2068 •	864	848
5.500% due 02/20/2034 - 04/20/2040	95	91
5.616% due 03/20/2069 •	294	286
5.689% due 03/20/2041 •	397	384
5.772% due 08/20/2067 •	328	325
5.882% due 11/20/2060 •	454	452
5.889% due 02/20/2049 •	1,348	1,304
5.932% due 03/20/2061 - 07/20/2067 •	375	372
5.947% due 10/20/2062 •	107	107
5.952% due 08/20/2062 •	247	246
6.000% due 07/20/2038 - 06/20/2041	242	250
6.018% due 07/20/2066 •	45	45
6.032% due 10/20/2065 •	148	148
6.104% due 02/20/2073 •	20,641	20,304
6.105% due 07/20/2066 •	255	253
6.114% due 01/20/2073 •	18,414	18,366
6.134% due 12/20/2071 •	1,582	1,559
6.174% due 03/20/2073 •	86,152	86,003
6.194% due 03/20/2073 •	15,565	15,527
6.230% due 08/20/2073 «•	16,028	16,120
6.246% due 08/20/2068 •	555	542
6.250% due 09/20/2073 •	42,913	42,981
6.290% due 09/20/2073 «•	10,149	10,150
6.314% due 03/20/2073 •	70,149	70,411
6.390% due 08/20/2073 «•	7,615	7,658
6.414% due 03/20/2073 •	100,587	101,379
6.500% due 03/15/2035	365	372
6.738% due 03/20/2071 •	1,479	1,515

Ginnie Mae, TBA
3.000% due 10/01/2053 - 11/01/2053	417,100	353,622
3.500% due 10/01/2053	11,250	9,855
4.000% due 11/01/2053	5,200	4,689
4.500% due 11/01/2053	565,316	522,630
5.000% due 10/01/2053	79,000	74,865
5.500% due 10/01/2053	19,500	18,924

Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051	90,898	73,391
2.500% due 04/01/2051 - 01/01/2052 (j)	273,867	219,705
3.000% due 04/01/2031 - 07/01/2052	341,647	285,993
3.000% due 02/01/2040 - 06/01/2051 (j)	667,170	556,777
3.500% due 10/01/2034 - 06/01/2052	154,024	135,674
3.500% due 11/01/2049 - 02/01/2051 (j)	70,111	61,267
4.000% due 12/01/2036 - 07/01/2053	152,258	139,063
4.000% due 08/01/2038 - 05/01/2048 (j)	26,884	24,428
4.500% due 04/01/2031 - 07/01/2053	53,070	49,435
5.000% due 04/01/2043 - 09/01/2053	41,278	39,279
5.500% due 12/01/2052 - 05/01/2053	13,886	13,500
6.000% due 05/01/2049 - 08/01/2053	41,500	41,039
6.000% due 12/01/2052 - 07/01/2053 (j)	453,374	448,066

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053	500	397
3.500% due 10/01/2038 - 11/01/2053	29,790	26,673
4.000% due 10/01/2053 - 11/01/2053	621,278	553,653
4.500% due 10/01/2038 - 10/01/2053	369,426	348,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2038 - 11/01/2053		$2,443,080	$2,307,671
5.500% due 10/01/2053 - 11/01/2053		1,894,250	1,830,435
6.000% due 11/01/2053		553,430	545,950
6.500% due 10/01/2053 - 11/01/2053		2,040,600	2,049,702

Total U.S. Government Agencies (Cost $13,342,357)			12,566,987

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Inflation Protected Securities (g)(l)
0.125% due 07/15/2024		2,137	2,088
0.125% due 10/15/2024 (j)		9,151	8,872
0.500% due 04/15/2024		9,187	9,026
0.625% due 01/15/2024		40,339	39,953

U.S. Treasury Notes
2.250% due 08/15/2027 (j)(l)		21,700	19,834

Total U.S. Treasury Obligations (Cost $83,053)			79,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 38.2%

Adjustable Rate Mortgage Trust
6.384% due 09/25/2035 •		2,811	2,504
6.584% due 02/25/2035 •		6,562	5,843

American Home Mortgage Assets Trust
3.001% due 01/25/2036 ~		995	666
5.596% due 10/25/2046 •		7,952	6,541
5.894% due 06/25/2037 •		4,879	4,438
6.014% due 08/25/2037 ^•		7,290	6,411

American Home Mortgage Investment Trust
5.834% due 03/25/2046 •		4,161	3,506
6.284% due 06/25/2045 •		5,261	4,725
7.886% due 06/25/2045 «•		37	35

Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	9,891
6.500% due 12/25/2067 þ		4,234	4,206

Anthracite Ltd.
5.678% due 06/20/2041		5,912	0

AREIT LLC
7.442% due 02/17/2028 •		9,100	9,101

Ashford Hospitality Trust
6.755% due 04/15/2035 •		8,335	8,115
6.905% due 04/15/2035 •		15,035	14,513
6.955% due 06/15/2035 •		11,950	11,616
7.355% due 06/15/2035 •		2,300	2,205
7.605% due 04/15/2035 •		13,939	13,423
8.255% due 06/15/2035 •		5,700	5,318

Atrium Hotel Portfolio Trust
7.280% due 12/15/2036 •		8,800	8,056

Avon Finance
6.089% due 12/28/2049 •	GBP	21,000	25,495

BAMLL Commercial Mortgage Securities Trust
6.980% due 03/15/2034 •		$5,250	5,182
6.980% due 04/15/2036 •		3,000	2,966
7.380% due 03/15/2034 •		7,035	6,932
7.447% due 09/15/2038 •		4,000	3,430
8.197% due 09/15/2038 •		5,000	4,181

Banc of America Alternative Loan Trust
1.206% due 06/25/2037 ^•(a)		315	20
5.794% due 06/25/2037 •		293	216
6.000% due 06/25/2046 ^		1,278	897

Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 ~		789	782

Banc of America Funding Trust
2.703% due 01/27/2035 •		3,179	3,093
4.386% due 02/20/2036 ^~		577	510
4.436% due 01/20/2047 ^~		142	130
5.642% due 05/26/2037 •		27,607	24,301
6.000% due 09/25/2036 «		13	12

Banc of America Mortgage Trust
4.182% due 11/20/2046 ^~		54	47
4.435% due 04/25/2035 ^~		1,131	1,090

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.663% due 05/25/2034 «~	$20	$18
4.938% due 06/25/2034 «~	33	31

Barclays Commercial Mortgage Securities Trust
6.821% due 07/15/2037 •	3,300	3,143
7.521% due 07/15/2037 •	7,000	6,585
8.021% due 07/15/2037 •	10,600	9,866

Bayview Opportunity Master Fund Trust
5.000% due 10/25/2051 •	1,242	1,136

BCAP LLC Trust
3.276% due 01/26/2037 ~	2,301	2,016
4.386% due 02/26/2036 ~	3,029	2,718
5.500% due 04/25/2037	1,028	450

Bear Stearns Adjustable Rate Mortgage Trust
4.104% due 10/25/2036 ^~	160	141
4.241% due 03/25/2035 ~	131	117
4.540% due 05/25/2037 ~	2,123	1,728
4.749% due 07/25/2034 ~	35	33
6.662% due 12/25/2046 ^•	299	242
6.687% due 12/25/2046 •	1,670	1,415

Bear Stearns ALT-A Trust
4.027% due 08/25/2036 ^~	5,388	3,704
4.162% due 11/25/2035 ^~	559	431
4.436% due 04/25/2035 «~	10	9
4.598% due 09/25/2035 ^~	1,231	751
5.754% due 02/25/2034 •	24	21
5.754% due 08/25/2036 ^•	4,793	4,138
5.934% due 01/25/2036 ^•	615	549

Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036	3,520	1,472
7.734% due 09/25/2033 «•	105	1

Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~	22	21
5.657% due 10/12/2041 ~	160	150

Bear Stearns Mortgage Funding Trust
5.894% due 09/25/2046 ^«•	85	73

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~	1,495	1,089

Beast Mortgage Trust
6.897% due 03/15/2036 •	3,000	2,504
7.397% due 03/15/2036 •	5,590	4,399
7.947% due 03/15/2036 •	32,020	23,950

Beneria Cowen & Pritzer Collateral Funding Corp.
7.043% due 06/15/2038 •	5,000	4,254
7.939% due 06/15/2038 •	12,750	10,200

BHP Trust
7.151% due 08/15/2036 •	7,700	7,560
7.948% due 08/15/2036 •	4,375	4,285

Braemar Hotels & Resorts Trust
6.755% due 06/15/2035 •	3,175	3,059

BWAY Mortgage Trust
7.647% due 09/15/2036 •	6,000	5,554
8.297% due 09/15/2036 •	7,000	6,378

BX Commercial Mortgage Trust
6.367% due 12/15/2038 •	14,720	14,424
6.646% due 04/15/2034 •	2,900	2,674
7.096% due 04/15/2034 •	11,733	10,590

BX Trust
6.081% due 04/15/2039 •	9,694	9,391
6.638% due 10/15/2026 •	1,500	1,462
6.850% due 05/15/2030 •	3,900	3,845
7.277% due 10/15/2026 •	4,000	3,911

Chase Mortgage Finance Trust
5.462% due 02/25/2037 «~	23	22

ChaseFlex Trust
5.774% due 05/25/2037 •	948	897
5.784% due 02/25/2037 •	4,787	1,307
5.834% due 05/25/2037 •	8,700	7,119

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
5.584% due 08/25/2037 •	2,308	2,154

CIM Trust
0.500% due 07/01/2051 ~(a)	89,916	2,398
6.639% due 12/25/2067 þ	4,234	4,233

Citigroup Commercial Mortgage Trust
7.372% due 12/15/2036 •	3,063	2,951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
0.250% due 09/25/2051 ~(a)	$54,209	$703
4.080% due 06/27/2037 ~	7,028	5,788
4.239% due 02/20/2036 ~	3,047	2,721
5.201% due 08/25/2035 ^~	350	320
6.000% due 08/25/2037 ~	1,701	640
6.380% due 03/25/2036 ^•	17	16
6.980% due 05/25/2035 •	2	2

Colony Mortgage Capital Ltd.
6.921% due 11/15/2038 •	5,000	4,704

COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	29,926	28,304
4.675% due 03/25/2067 ~	4,800	3,904

Commercial Mortgage Trust
3.178% due 02/10/2035	10,000	9,410
6.580% due 06/15/2034 •	6,500	5,543

Connecticut Avenue Securities Trust
7.315% due 03/25/2042 •	6,756	6,806
7.429% due 01/25/2040 •	2,642	2,650
8.065% due 05/25/2042 •	1,472	1,510
8.415% due 03/25/2042 •	3,750	3,812

Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^«	39	22

Countrywide Alternative Loan Trust
0.166% due 06/25/2036 •(a)	1,409	86
1.516% due 10/25/2037 ^•(a)	6,110	800
3.752% due 03/25/2047 ^•	56	48
4.326% due 05/25/2036 ~	1,312	1,139
5.500% due 07/25/2035	4,719	3,412
5.674% due 06/25/2036 •	1,844	1,630
5.714% due 04/25/2047 •	264	230
5.750% due 03/25/2034	3,447	3,375
5.794% due 11/25/2036 •	1,673	1,915
5.814% due 09/25/2046 ^•	1,731	1,598
5.834% due 06/25/2036 ^•	1,424	615
5.994% due 08/25/2047 ^•	3,037	2,481
6.000% due 10/25/2034	10,510	10,275
6.000% due 12/25/2034	3,313	2,872
6.000% due 05/25/2036 •	171	76
6.000% due 07/25/2036 ^	16,541	7,431
6.000% due 08/25/2036	1,324	1,169
6.000% due 08/25/2036 •	1,068	943
6.000% due 02/25/2037 ^	3,922	1,686
6.000% due 04/25/2037 ^	8,220	3,980
6.000% due 04/25/2037	4,162	1,897
6.000% due 07/25/2037	12,190	5,955
6.026% due 08/25/2035 •	3,102	2,849
6.079% due 11/20/2035 •	166	152
6.079% due 12/20/2035 •	1,839	1,641
6.126% due 09/25/2035 •	572	532
6.500% due 12/25/2036	8,041	3,738
6.676% due 10/20/2035 •	1,057	745

Countrywide Asset-Backed Certificates Trust
5.914% due 04/25/2036 ^•	202	171

Countrywide Home Loan Mortgage Pass-Through Trust
3.273% due 01/25/2036 «~	42	35
3.745% due 02/25/2047 ^~	450	387
3.892% due 01/25/2036 ^~	941	854
4.212% due 11/25/2037 ~	1,000	910
4.223% due 03/25/2037 ^~	289	254
4.500% due 05/01/2034 «	194	167
5.500% due 01/25/2035	175	166
5.750% due 05/25/2037 ^«	23	9
5.750% due 06/25/2037	4,357	2,171
5.750% due 07/25/2037 ^	1,274	620
6.000% due 01/25/2038 «	257	114
6.094% due 02/25/2035 •	319	287
6.250% due 09/25/2037 ^«	67	40
6.500% due 10/25/2037 ^	10,122	3,234
6.500% due 11/25/2037 ^	4,055	1,419

Countrywide Home Loan Reperforming REMIC Trust
4.388% due 01/25/2034 ^~	2,827	2,300
5.774% due 01/25/2036 •	145	133
7.500% due 06/25/2035 ^	250	245

Credit Suisse Commercial Mortgage Trust
5.785% due 01/15/2049 ^~(d)	2,500	3,001

Credit Suisse Mortgage Capital Certificates
3.876% due 01/26/2047 ~	2,692	1,400

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.883% due 10/26/2036 ~		$520	$431
6.250% due 05/26/2048		5,948	4,354

Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~		1,186	902
1.796% due 12/27/2060 ~		23,925	22,386
1.926% due 07/27/2061 ~		26,799	24,656
2.500% due 07/25/2056 ~		2,108	1,601
2.691% due 03/25/2060 ~		11,314	11,106
3.000% due 11/25/2056 ~		6,637	5,286
3.023% due 08/25/2060 ~		2,309	2,271
3.064% due 12/26/2059 ~		2,390	2,363
4.699% due 05/27/2053 ~		2,043	1,568
5.492% due 07/25/2050 ~		2,342	2,319
7.247% due 07/15/2038 •		4,000	3,435
7.747% due 07/15/2038 •		5,000	4,153
8.347% due 07/15/2038 •		10,000	8,083

Cross Mortgage Trust
6.615% due 03/25/2068 þ		7,063	7,044

CRSNT Commercial Mortgage Trust
6.654% due 04/15/2036 •		24,753	23,129
7.004% due 04/15/2036 •		10,913	10,152
7.454% due 04/15/2036 •		17,000	15,097

DBGS Mortgage Trust
6.930% due 06/15/2033 •		9,000	7,401

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,295

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.734% due 03/25/2037 ^•		936	827
5.734% due 09/25/2047 ^•		15,559	13,131
5.914% due 01/25/2047 •		6,346	5,341

DOLP Trust
3.704% due 05/10/2041 ~		46,540	28,706

DROP Mortgage Trust
7.146% due 10/15/2043 •		5,500	4,748
7.696% due 10/15/2043 •		7,200	5,868

Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,290

Eurosail PLC
6.108% due 09/13/2045 •	GBP	878	1,021

Extended Stay America Trust
6.826% due 07/15/2038 •		$33,267	32,901
7.146% due 07/15/2038 •		33,457	33,006
7.696% due 07/15/2038 •		37,829	37,280
8.296% due 07/15/2038 •		5,798	5,694

Fannie Mae
0.000% due 07/25/2033 (b)(f)		543	442
0.000% due 10/25/2033 (b)(f)		543	472
0.000% due 07/25/2034 (b)(f)		338	272
0.000% due 01/25/2037 (b)(f)		161	126
0.000% due 02/25/2037 (b)(f)		509	400
0.000% due 06/25/2052 ~(a)		16,757	823
0.621% due 07/25/2049 •(a)		3,474	305
1.500% due 11/25/2035 (a)		22,379	1,129
1.500% due 02/25/2036 (a)		23,811	1,216
2.000% due 10/25/2050 (a)		9,197	1,018
2.000% due 02/25/2051 (a)		19,818	2,473
2.000% due 01/25/2052 (a)		40,632	5,306
2.000% due 03/25/2052 (a)		4,664	618
2.000% due 04/25/2052 (a)		10,604	1,350
2.500% due 11/25/2050 (a)		43,610	6,417
2.500% due 12/25/2050 (a)		44,630	6,910
2.500% due 02/25/2051 (a)		43,159	6,925
2.500% due 06/25/2052 (a)		4,603	695
3.000% due 09/25/2050 (a)		12,340	2,162
4.900% due 10/25/2028 «(c)		3,053	3,019
5.230% due 10/01/2028 «(c)		8,700	8,721
5.570% due 10/25/2028 «(c)		3,738	3,738
5.779% due 09/25/2044 •		4,128	3,973
5.829% due 03/25/2042 •		1,095	1,074
5.829% due 05/25/2045 •		2,368	2,256
5.879% due 09/25/2049 •		4,300	4,132
5.879% due 07/25/2059 •		1,959	1,891
5.899% due 07/25/2049 •		3,943	3,753
5.910% due 10/01/2028 «(c)		923	946
5.979% due 12/25/2040 •		708	692

First Horizon Alternative Mortgage Securities Trust
3.922% due 07/25/2036 «~		125	106

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	135

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Mortgage Pass-Through Trust
4.302% due 11/25/2035 «~		$10	$8
5.466% due 08/25/2035 ~		72	51

Freddie Mac
0.000% due 03/15/2038 (b)(f)		450	375
2.000% due 03/15/2052 (a)		33,769	4,317
2.000% due 04/15/2052 (a)		52,959	6,689
2.000% due 06/15/2052 (a)(j)		113,790	14,035
2.000% due 06/15/2052 (a)		79,076	9,799
2.500% due 04/25/2050 (a)		32,636	4,679
2.500% due 06/25/2050 (a)		13,805	2,148
2.500% due 02/25/2051 (a)		28,779	3,666
2.500% due 03/25/2051 (a)		26,226	3,659
2.500% due 07/25/2051 (a)		7,700	976
2.500% due 09/25/2051 (a)		14,983	1,660
2.500% due 11/25/2051 (a)		5,170	724
3.000% due 06/15/2050 (a)		8,875	1,629
3.000% due 12/25/2051 (a)		11,298	2,099
3.000% due 01/25/2052 (a)		17,918	3,168
3.500% due 03/25/2052 (a)		23,470	3,975
4.000% due 11/25/2049 (a)		5,147	996
4.500% due 10/25/2051 (a)		12,346	1,954
4.660% due 01/25/2031		27,615	26,450
5.728% due 07/15/2034 •		355	355
5.728% due 08/15/2047 •		1,894	1,806
5.828% due 09/15/2042 •		1,116	1,077
5.928% due 03/15/2044 •		1,808	1,758
5.978% due 11/15/2040 •		1,775	1,732
6.965% due 01/25/2034 •		1,509	1,508
7.115% due 01/25/2051 •		2,115	2,109
7.415% due 10/25/2033 •		8,412	8,438
7.515% due 05/25/2042 •		9,098	9,198
8.115% due 10/25/2050 •		723	731
8.215% due 04/25/2042 •		10,900	11,158

GCAT Trust
2.565% due 05/25/2066		9,952	5,795
3.000% due 04/25/2052 ~		44,609	35,417

GCT Commercial Mortgage Trust
6.697% due 02/15/2038 •		10,000	6,748
7.147% due 02/15/2038 •		9,800	4,261

Ginnie Mae
3.500% due 01/20/2052		4,138	2,542
3.500% due 03/20/2052		21,553	14,456
5.137% due 03/20/2071 •		1,235	1,220
5.814% due 03/20/2073 •		34,805	34,067
6.004% due 02/20/2053 •		75,851	73,843
6.014% due 02/20/2053 •		17,161	16,613
6.064% due 02/20/2053 •		49,175	48,019
6.114% due 04/20/2072 •		1,703	1,678
6.114% due 04/20/2073 •		7,980	7,919
6.184% due 01/20/2073 •		1,641	1,636
6.194% due 02/20/2073 •		5,987	5,973
6.214% due 07/20/2073 •		52,810	52,728
6.214% due 08/20/2073 •		103,222	103,053
6.250% due 10/20/2073 «(c)		8,000	8,010
6.284% due 08/20/2073 •		24,052	24,109
6.314% due 03/20/2073 •		8,281	8,234
6.314% due 05/20/2073 •		3,826	3,843
6.414% due 05/20/2073 •		18,296	18,495
6.414% due 06/20/2073 •		59,716	60,105
6.464% due 05/20/2073 •		4,529	4,581
6.814% due 08/20/2071 •		1,991	2,022

Global Mortgage Securitization Ltd.
5.704% due 04/25/2032 •		734	697

GMAC Mortgage Corp. Loan Trust
5.250% due 05/25/2035 «~		9	8

Great Hall Mortgages PLC
5.802% due 06/18/2039 •		150	149

GreenPoint Mortgage Funding Trust
5.894% due 02/25/2037 •		8,456	7,722

Grifonas Finance PLC
4.212% due 08/28/2039 •	EUR	7,743	7,843

GS Mortgage Securities Corp. Trust
4.579% due 10/10/2032		$26,200	25,437
6.830% due 07/15/2031 •		11,605	8,628
6.893% due 07/15/2025 •		1,582	1,567
7.080% due 07/15/2031 •		3,293	2,124
7.093% due 07/15/2025 •		4,595	4,508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.104% due 12/15/2036 •	$4,115	$3,978
7.397% due 08/15/2032 •	4,335	4,197
7.443% due 07/15/2025 •	5,672	5,537

GS Mortgage Securities Trust
0.564% due 08/10/2043 ~(a)	7,518	71
3.932% due 10/10/2035 ~	11,300	9,570

GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~	17,128	12,081
3.207% due 07/25/2061 ~	5,664	3,949
4.211% due 07/25/2061 ~	2,039	1,405

GS Mortgage-Backed Securities Trust
0.500% due 01/25/2053 ~(a)	38,773	1,014
2.500% due 12/25/2051 ~	3,113	2,365
3.000% due 08/26/2052 ~	80,140	63,626
3.000% due 09/25/2052 ~	92,749	73,637
3.625% due 01/25/2059 ~	18,306	16,709

GSMPS Mortgage Loan Trust
3.766% due 03/25/2035 ~	3,024	2,880
3.783% due 01/25/2036 ~	2,384	2,123
5.784% due 01/25/2036 •	510	412
5.834% due 04/25/2036 •	5,080	4,151

GSMSC Resecuritization Trust
3.826% due 06/26/2037 ~	4,111	3,600

GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^	686	228

HarborView Mortgage Loan Trust
5.328% due 04/19/2034 «~	69	62
5.822% due 01/19/2038 •	12,829	11,172
5.852% due 12/19/2036 •	4,036	3,167
5.862% due 11/19/2036 •	3,770	3,227
6.062% due 08/19/2045 •	26	24
6.526% due 09/19/2035 •	3,122	2,733
6.626% due 10/19/2035 •	18,072	9,780

Harvest Commercial Capital Loan Trust
3.290% due 09/25/2046 ~	1,004	979

Hilton Orlando Trust
6.399% due 12/15/2034 •	15,000	14,857
6.929% due 12/15/2034 •	5,000	4,916
7.329% due 12/15/2034 •	22,027	21,604

Homestar Mortgage Acceptance Corp.
6.229% due 03/25/2034 •	2,093	2,059

HPLY Trust
7.043% due 11/15/2036 •	3,319	3,263
7.443% due 11/15/2036 •	18,352	17,840
7.793% due 11/15/2036 •	1,790	1,734

HSI Asset Loan Obligation Trust
1.196% due 12/25/2036 •(a)	730	54
5.804% due 12/25/2036 •	746	149

Hundred Acre Wood Trust
5.000% due 12/25/2051 •	7,486	6,872

Impac Secured Assets Trust
5.994% due 08/25/2036 •	1,541	1,351
6.134% due 05/25/2036 •	9	8

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	1,688	1,559

Independence Plaza Trust
3.763% due 07/10/2035	20,320	19,092

IndyMac IMSC Mortgage Loan Trust
3.840% due 06/25/2037 ^~	10,830	6,973

IndyMac INDX Mortgage Loan Trust
3.448% due 09/25/2036 ^«~	128	97
4.171% due 09/25/2036 ^~	2,057	1,761
4.271% due 08/25/2035 ~	34	30
5.794% due 02/25/2037 ^•	1,908	1,742
5.834% due 10/25/2036 •	6	5
6.214% due 12/25/2034 •	238	186

Jefferies Resecuritization Trust
8.399% due 06/25/2047 ~	534	430

JP Morgan Alternative Loan Trust
5.754% due 11/25/2036 ^•	3,146	2,618
5.994% due 04/25/2047 •	905	852
6.000% due 12/27/2036	2,602	1,371

JP Morgan Chase Commercial Mortgage Securities Trust
2.949% due 09/06/2038 ~	10,000	8,849
5.337% due 05/15/2047	8,770	8,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.207% due 06/15/2038 •	$1,520	$1,484
6.997% due 02/15/2035 •	1,084	1,047
7.197% due 03/15/2036 •	1,900	1,617
7.747% due 03/15/2036 •	29,900	24,124
8.547% due 03/15/2036 •	4,000	3,021

JP Morgan Mortgage Trust
0.150% due 03/25/2052 ~(a)	31,163	235
0.188% due 11/25/2051 ~(a)	47,120	447
0.450% due 07/25/2052 ~(a)	25,888	581
0.491% due 02/25/2052 ~(a)	51,169	1,288
0.500% due 12/25/2051 ~(a)	69,880	2,755
0.500% due 05/25/2052 ~(a)	83,241	3,275
0.500% due 06/25/2052 ~(a)	41,795	1,652
2.500% due 12/25/2051 ~(a)	10,424	1,314
2.500% due 04/25/2052 ~(a)	8,294	1,017
3.000% due 01/25/2052 ~	74,056	58,980
3.000% due 03/25/2052 ~	36,331	28,845
3.000% due 04/25/2052 ~	68,921	54,891
3.500% due 09/25/2052 ~	12,040	9,911
3.629% due 06/25/2036 ~	3,284	2,323
3.941% due 01/25/2037 ~	1,837	1,492
4.366% due 04/25/2035 «~	11	10
4.392% due 11/25/2035 ~	2,442	2,106
4.625% due 07/25/2063 ~	4,768	4,383
5.000% due 12/25/2051 ~	2,849	2,653
5.000% due 05/25/2052 •	23,013	21,302
5.250% due 11/25/2063 ~	1,491	1,435
5.678% due 07/25/2035 «~	6	6
5.768% due 07/25/2035 «~	1	1
7.000% due 08/25/2037 ^	986	535

JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,257	1,992
6.000% due 09/26/2036 ~	3,582	2,659

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	17,515	10,240

La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «•	3,036	2,838
3.358% due 01/15/2046 «	5,016	4,487
3.508% due 11/24/2042 «•	9,860	9,002
4.250% due 09/29/2046 «	27,124	24,481

LB-UBS Commercial Mortgage Trust
5.111% due 07/15/2040 ~	2,223	2,185

Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	6,010	5,470
1.750% due 07/25/2061 þ	7,981	7,470
1.892% due 10/25/2066 þ	5,299	4,930
1.991% due 09/25/2060 ~	1,060	1,052
2.250% due 07/25/2067 þ	11,962	11,095
5.734% due 01/25/2060 þ	314	313
6.250% due 11/25/2059 þ	182	180
7.183% due 01/28/2070 •	3,839	3,846

Lehman Mortgage Trust
1.116% due 11/25/2036 •(a)	16,656	1,300
5.750% due 02/25/2037 ^	3,812	2,432
5.754% due 08/25/2036 ^•	94	64
5.884% due 11/25/2036 •	25,729	6,060

Lehman XS Trust
5.674% due 08/25/2036 ^«•	90	89
5.794% due 12/25/2036 •	7,023	6,676
5.894% due 04/25/2046 ^•	686	942
6.334% due 08/25/2047 ^•	1,954	1,609

Luminent Mortgage Trust
5.894% due 05/25/2037 ^«•	25	22

Lux Trust
8.023% due 08/15/2028 •	8,300	8,349

LUXE Commercial Mortgage Trust
7.204% due 10/15/2038 •	13,069	12,789
7.704% due 10/15/2038 •	47,401	45,860
8.204% due 10/15/2038 •	16,074	15,487

MASTR Asset Securitization Trust
6.250% due 01/25/2038 «	465	255

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	850	540
7.000% due 07/25/2035	2,199	1,493

Merrill Lynch Alternative Note Asset Trust
3.412% due 10/25/2047 ~	4,753	1,466

Merrill Lynch Mortgage Investors Trust
4.896% due 02/25/2036 ^«~	275	173

136	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
6.402% due 12/15/2034 •		$5,270	$5,157

MFA Trust
2.306% due 04/25/2065 ~		8,966	6,354
2.500% due 10/25/2051 ~(a)		30,630	4,214
6.775% due 10/25/2058 þ		5,200	5,184

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,457	2,312
2.750% due 08/25/2059 ~		5,672	5,287

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		10,000	7,275
5.187% due 10/12/2052 ~		41	41
5.485% due 11/14/2042 ~		1,552	1,484
6.447% due 05/15/2036 •		2,671	2,484
6.755% due 11/15/2034 •		2,500	2,460
6.905% due 11/15/2034 •		4,000	3,889
7.245% due 12/15/2038 •		8,896	8,457
7.824% due 12/15/2038 •		24,544	23,138
8.523% due 12/15/2038 •		42,522	39,192

Morgan Stanley Mortgage Loan Trust
4.147% due 09/25/2035 ^~		42	28
4.980% due 12/25/2035 ~		3,150	2,869
5.500% due 10/25/2037 ^		420	380
5.750% due 02/25/2036 ^«•		179	161
6.201% due 02/25/2047 þ		2,114	761

Morgan Stanley Re-REMIC Trust
3.401% due 02/26/2037 •		9,181	8,132

Mortgage Equity Conversion Asset Trust
5.930% due 02/25/2042 •		2,231	2,172
5.950% due 01/25/2042 •		10,722	10,455
5.960% due 05/25/2042 •		6,741	6,384

MortgageIT Mortgage Loan Trust
5.894% due 06/25/2047 •		2,118	1,708
6.214% due 11/25/2034 «•		108	100

New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		11,510	1,180
2.201% due 10/25/2058 ~		10,000	7,713
2.750% due 07/25/2059 ~		22,036	20,450
2.750% due 11/25/2059 ~		185	170
3.008% due 10/25/2058 ~		5,500	4,191
3.500% due 12/25/2058 ~		794	722
3.500% due 10/25/2059 ~		2,255	2,061
3.963% due 10/25/2058 ~		2,500	1,961

New York Mortgage Trust
5.764% due 08/25/2035 •		1,361	1,215

OBX Trust
3.000% due 01/25/2052 ~		5,202	4,130
6.100% due 09/25/2062 þ		3,343	3,318
6.520% due 07/25/2063 þ		16,692	16,719
6.567% due 06/25/2063 þ		8,222	8,233
6.844% due 04/25/2063 þ		5,150	5,162

One Bryant Park Trust
2.516% due 09/15/2054		40,000	31,862

Preferred Residential Securities PLC
6.338% due 12/15/2043 •	GBP	4,656	5,384

PRKCM Trust
6.584% due 09/25/2058		$9,555	9,511

RBSGC Mortgage Pass-Through Loan Trust
5.734% due 01/25/2037 •		20,243	5,953

RBSSP Resecuritization Trust
3.785% due 12/25/2035 ~		2,300	2,113
6.000% due 06/26/2037 ~		145	124

Real Estate Asset Liquidity Trust
3.650% due 08/12/2053	CAD	7,764	5,329

Residential Accredit Loans, Inc. Trust
1.166% due 06/25/2037 •(a)		$2,595	188
5.291% due 10/25/2037 ~		5,209	4,493
5.500% due 08/25/2035 ^•		579	451
5.685% due 05/25/2035 ^«~		55	31
5.714% due 01/25/2037 •		514	561
5.734% due 08/25/2035 •		109	81
5.814% due 05/25/2037 •		3,256	2,865
5.834% due 06/25/2037 •		2,595	1,760
5.834% due 10/25/2046 •		753	695
5.984% due 01/25/2037 •		3,464	2,416
5.986% due 09/25/2045 •		1,729	1,495
6.234% due 10/25/2045 «•		92	74

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 02/25/2037		$2,959	$2,387
8.000% due 04/25/2036 ^«•		134	108

Residential Asset Securitization Trust
6.250% due 08/25/2036		451	283

Residential Funding Mortgage Securities, Inc. Trust
5.146% due 04/25/2037 ~		135	115

RiverView HECM Trust
5.704% due 05/25/2047 •		2,700	2,571

Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(h)		3,630	3,589
4.250% due 11/25/2059 ~		1,100	952

Sequoia Mortgage Trust
4.167% due 07/20/2037 ~		56	42
5.819% due 06/20/2036 •		62	57

SFO Commercial Mortgage Trust
6.946% due 05/15/2038 •		8,750	7,694
7.246% due 05/15/2038 •		15,140	12,310
7.846% due 05/15/2038 •		5,500	4,257

SMRT Commercial Mortgage Trust
6.333% due 01/15/2039 •		24,628	24,012

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	4,886
3.386% due 11/25/2066 ~		9,324	5,722

Starwood Mortgage Trust
7.147% due 04/15/2034 •		5,000	4,873
7.697% due 04/15/2034 •		9,200	8,872

Stratton Mortgage Funding PLC
6.659% due 07/20/2060 •	GBP	24,700	30,138
7.159% due 07/20/2060 •		6,500	7,915
7.659% due 07/20/2060 •		7,600	9,221
8.159% due 07/20/2060 •		10,900	13,193

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 08/25/2035 ~		$241	207
4.760% due 05/25/2035 ~		959	759
5.734% due 02/25/2037 •		2,237	2,120
5.794% due 10/25/2035 •		4,173	3,777
6.409% due 08/25/2035 •		5,330	4,604
7.734% due 12/25/2037 ^•		2,219	1,878

Structured Asset Mortgage Investments Trust
5.794% due 07/25/2046 •		44	36
5.814% due 07/25/2046 ^•		2,940	2,194
5.874% due 05/25/2036 •		350	274

Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)		5,749	8
4.266% due 01/25/2036 ~		1,373	1,230
5.684% due 07/25/2035 •		588	531
5.694% due 11/25/2035 •		5,749	4,896

Structured Asset Securities Corp. Mortgage Loan Trust
5.724% due 10/25/2036 •		188	157

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.461% due 09/25/2033 «~		38	35

Tharaldson Hotel Portfolio Trust
6.842% due 11/11/2034 •		8,652	8,545
7.092% due 11/11/2034 •		2,997	2,940

Thornburg Mortgage Securities Trust
6.334% due 03/25/2044 «•		2	2
7.481% due 03/25/2037 ^•		3,746	3,033

Towd Point Mortgage Funding
6.688% due 02/20/2045 •	GBP	211	257
7.018% due 02/20/2054 •		585	715

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		$2,529	2,278
3.250% due 07/25/2056 ~		1,100	1,052
3.750% due 10/25/2056 ~		5,330	4,774
3.750% due 05/25/2058 ~		5,176	4,908
6.434% due 05/25/2058 •		579	584
6.434% due 10/25/2059 •		4,696	4,692

UBS-Barclays Commercial Mortgage Trust
0.342% due 08/10/2049 ~(a)		14,537	0

UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		23,207	605
2.500% due 11/25/2051 ~(a)		6,802	865
5.000% due 09/25/2051 •		8,151	7,497
5.000% due 12/25/2051 •		15,203	13,953

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VASA Trust
6.697% due 07/15/2039 •		$14,850	$10,770
7.197% due 07/15/2039 •		16,314	11,188
7.547% due 07/15/2039 •		11,635	7,398

Verus Securitization Trust
4.708% due 04/25/2067 ~		3,550	2,854
5.999% due 02/25/2068 þ		4,159	4,117
6.443% due 08/25/2068 þ		5,769	5,759
6.665% due 09/25/2068 þ		18,700	18,684

Visio Trust
6.598% due 10/25/2058 þ		4,592	4,586

WaMu Commercial Mortgage Securities Trust
4.010% due 11/23/2043 ~		1,058	1,057
5.359% due 12/27/2049 ~		7,369	7,358

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~		3,672	3,088
3.624% due 12/25/2036 ^~		665	564
3.755% due 03/25/2037 ^~		3,969	3,546
3.770% due 07/25/2037 ^~		58	49
3.867% due 12/25/2035 ^«~		298	257
4.189% due 01/25/2035 ~		2,922	2,647
4.554% due 07/25/2037 ^~		33	30
5.396% due 04/25/2047 ^•		589	489
5.436% due 07/25/2047 •		472	373
5.876% due 01/25/2047 •		4,363	3,822
6.174% due 11/25/2034 •		516	481
6.214% due 10/25/2044 •		1,760	1,655

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	1,826
6.169% due 12/21/2049 •		10,270	12,542
6.869% due 12/21/2049 •		2,387	2,887
7.369% due 12/21/2049 •		1,193	1,435
7.869% due 12/21/2049 •		682	817
8.369% due 12/21/2049 •		682	803

Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 ^þ		$5,232	1,504
5.326% due 01/25/2047 •		1,351	1,071
5.750% due 11/25/2035 ^		650	555
5.934% due 02/25/2036 •		196	160
6.500% due 03/25/2036 ^		6,440	4,434

Wells Fargo Alternative Loan Trust
5.974% due 03/25/2037 ^•		325	254

Wells Fargo Commercial Mortgage Trust
7.187% due 02/15/2037 •		6,750	6,598

Wells Fargo Mortgage-Backed Securities Trust
5.238% due 11/25/2037 ^~		3,130	2,692
5.934% due 06/25/2037 ^«•		36	29

WSTN Trust
6.518% due 07/05/2037 ~		15,600	15,229

Total Non-Agency Mortgage-Backed Securities (Cost $3,494,070)			3,152,887

ASSET-BACKED SECURITIES 28.4%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		3,519	3,295

ABFC Trust
6.684% due 06/25/2034 •		5,910	5,640

ACAS CLO Ltd.
6.462% due 10/18/2028 •		28,028	27,943

Accredited Mortgage Loan Trust
5.694% due 09/25/2036 •		3,021	2,968
6.154% due 09/25/2035 •		593	584

Accunia European CLO DAC
4.613% due 07/15/2030 •	EUR	1,445	1,518

ACE Securities Corp. Home Equity Loan Trust
5.554% due 02/25/2037 •		$3,347	1,422
5.694% due 10/25/2036 •		5,469	1,908
5.734% due 12/25/2036 •		3,665	1,910
5.874% due 01/25/2037 •		4,869	1,172
6.034% due 02/25/2036 •		385	376
6.049% due 12/25/2035 •		9,228	8,471
6.114% due 07/25/2033 •		6,789	6,420
6.409% due 11/25/2033 •		2,163	2,080
6.604% due 02/25/2035 •		9,747	9,121

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	137

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aegis Asset-Backed Securities Trust
6.134% due 03/25/2035 •		$3,104	$2,954
6.379% due 06/25/2035 •		15,500	11,388

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
7.264% due 12/25/2034 •		1,460	1,250

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		19,905	19,901

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.309% due 06/25/2034 •		436	402
6.349% due 01/25/2035 •		2,629	2,537
6.454% due 01/25/2036 •		5,000	4,183

Apex Credit CLO Ltd.
7.259% due 09/20/2029 •		11,875	11,727

Apidos CLO
6.908% due 01/20/2033 •		5,000	4,982

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •		3,700	3,653

AREIT Trust
7.265% due 11/17/2038 •		10,000	9,618

Ares CLO Ltd.
6.740% due 10/15/2030 •		13,045	13,051

Argent Securities Trust
5.734% due 07/25/2036 •		12,816	11,026

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.553% due 02/25/2034 •		353	336
6.194% due 02/25/2036 •		5,807	4,399

Asset-Backed Securities Corp. Home Equity Loan Trust
3.414% due 03/25/2036 •		1,546	1,301
3.810% due 12/25/2036 •		9,200	7,920
5.514% due 05/25/2037 •		316	215
6.394% due 11/25/2033 •		2,507	2,368

Atlas Senior Loan Fund Ltd.
6.787% due 10/24/2031 •		17,000	16,969

Ayresome CDO Ltd.
5.989% due 12/08/2045 •		2,266	666

Barings CLO Ltd.
6.722% due 01/18/2035 •		12,300	12,245

Bayview Financial Asset Trust
5.884% due 03/25/2037 •		3,692	3,540

Bear Stearns Asset-Backed Securities Trust
5.134% due 12/25/2035 •		5,094	4,408
5.734% due 11/25/2036 •		1,343	1,293
5.884% due 06/25/2036 •		12,138	10,789
5.914% due 07/25/2036 •		1,751	1,736
6.289% due 07/25/2034 •		6,987	6,662
6.500% due 09/25/2046		16,186	4,120
6.634% due 06/25/2036 •		5,054	4,999

Benefit Street Partners CLO Ltd.
6.650% due 07/15/2032 •		3,200	3,190
7.070% due 10/15/2030 •		17,500	17,387

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		31,109	31,024

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	2,079	2,183

Blackrock European CLO DAC
4.283% due 10/15/2031 •		6,900	7,174

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	487
4.383% due 01/15/2031 •		5,665	5,882

BNC Mortgage Loan Trust
5.654% due 03/25/2037 •		$29,581	22,058
5.724% due 05/25/2037 •		10,000	8,134

BNPP AM Euro CLO DAC
4.313% due 10/15/2031 •	EUR	246	256

Cairn CLO DAC
4.443% due 10/15/2031 •		4,998	5,188

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		6,667	6,915

Carlyle Global Market Strategies CLO Ltd.
6.669% due 07/27/2031 •		$4,553	4,552
6.676% due 05/15/2031 •		7,464	7,446

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrington Mortgage Loan Trust
5.654% due 10/25/2036 •		$11,809	$9,820

Carvana Auto Receivables Trust
5.710% due 07/10/2029		4,270	4,228
5.820% due 08/10/2028		5,900	5,872
6.090% due 11/10/2026		5,200	5,197

Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~		7,250	6,895
1.847% due 02/25/2031 ~		9,000	8,446

Cedar Funding CLO Ltd.
6.588% due 01/20/2031 •		2,465	2,462

Centex Home Equity Loan Trust
6.394% due 03/25/2035 •		1,653	1,560

CIFC Funding Ltd.
6.452% due 04/19/2029 •		13,888	13,841
6.657% due 04/24/2030 •		7,430	7,430
6.672% due 07/18/2031 •		8,700	8,706

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		5,780	5,615

Citicorp Residential Mortgage Trust
4.622% due 06/25/2037 þ		8,510	6,234

Citigroup Mortgage Loan Trust
5.614% due 01/25/2037 •		2,482	1,717
5.694% due 08/25/2036 •		1,357	1,346
5.694% due 07/25/2045 •		5,403	3,708
5.734% due 12/25/2036 •		2,929	1,155
5.754% due 09/25/2036 •		2,256	1,622
6.034% due 10/25/2036 •		5,959	3,517
6.109% due 10/25/2035 ^•		1,902	1,836

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.379% due 10/25/2034 •		1,704	1,614

College Avenue Student Loans LLC
1.600% due 07/25/2051		13,272	11,606
1.760% due 06/25/2052		9,787	8,356
2.320% due 07/26/2055		5,437	4,685
4.130% due 12/26/2047		1,779	1,675
6.634% due 12/26/2047 •		1,296	1,284
7.084% due 11/26/2046 •		2,484	2,495

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	30,000	19,878

Commonbond Student Loan Trust
1.980% due 08/25/2050		$5,464	4,605

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 ~		19,650	3,786

Countrywide Asset-Backed Certificates Trust
4.198% due 01/25/2037 •		16,600	15,104
4.358% due 02/25/2035 ~		5,174	4,130
5.574% due 06/25/2037 •		5,134	4,693
5.574% due 07/25/2037 ^•		401	394
5.574% due 06/25/2047 ^•		18,388	16,194
5.574% due 06/25/2047 •		1,915	1,730
5.654% due 09/25/2037 ^•		312	311
5.684% due 02/25/2036 •		1,088	1,018
5.694% due 12/25/2036 ^•		874	783
5.834% due 09/25/2047 ^•		664	609
5.874% due 07/25/2034 •		482	467
5.874% due 09/25/2047 ^•		1,104	1,052
5.914% due 03/25/2037 •		17,367	15,979
5.914% due 10/25/2046 •		8,521	8,136
5.934% due 04/25/2046 ^•		1,997	1,898
5.954% due 09/25/2046 •		3,100	2,845
5.959% due 07/25/2036 •		9,078	8,849
5.989% due 07/25/2036 •		14,425	12,875
6.134% due 07/25/2034 •		6,908	6,689
6.174% due 08/25/2047 •		1,044	990
6.234% due 08/25/2047 •		14	14
6.334% due 10/25/2034 •		734	711
6.334% due 05/25/2036 •		1,189	1,144
6.379% due 11/25/2034 •		1,495	1,459
6.379% due 02/25/2036 •		2,441	2,377
6.454% due 10/25/2032 •		3,158	2,936
6.514% due 01/25/2036 •		7,102	6,995
6.934% due 02/25/2035 •		1,770	1,730

CPS Auto Receivables Trust
5.000% due 03/17/2025		534	533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Trust
6.834% due 11/25/2035 •		$1,015	$1,059

Credit-Based Asset Servicing & Securitization CBO Ltd.
5.903% due 02/16/2041 •		248,640	2,791
6.011% due 12/15/2034 •		15,662	750

Credit-Based Asset Servicing & Securitization LLC
2.916% due 05/25/2036 •		6,541	4,162
3.486% due 12/25/2035 •		1,366	1,331
5.554% due 07/25/2037 •		101	64

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •		1,924	851

CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 ^«þ		60	9

CVC Cordatus Loan Fund DAC
4.296% due 07/21/2030 •	EUR	626	655
4.313% due 10/15/2031 •		7,497	7,798

CWHEQ Revolving Home Equity Loan Trust
5.627% due 05/15/2036 •		$893	876

Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,054
4.323% due 04/15/2033 •		6,477	6,676

DT Auto Owner Trust
3.850% due 08/17/2026		$2,470	2,462

ECMC Group Student Loan Trust
6.429% due 07/25/2069 •		5,208	5,138

Ellington Loan Acquisition Trust
6.484% due 05/25/2037 •		1,813	1,696
6.534% due 05/25/2037 •		4,037	3,849
6.934% due 05/25/2037 •		6,450	6,128

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(c)		11,600	11,600

EMC Mortgage Loan Trust
6.534% due 08/25/2040 •		487	464

Encore Credit Receivables Trust
6.469% due 10/25/2035 •		3,552	3,025

Equifirst Loan Securitization Trust
5.624% due 04/25/2037 •		8,884	7,823

Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,533
4.318% due 04/24/2034 •		4,298	4,452
5.098% due 04/24/2034 •		2,200	2,245

Exeter Automobile Receivables Trust
4.680% due 05/15/2026		$8,180	8,129

FHF Trust
5.390% due 05/15/2028		8,000	7,736

First Franklin Mortgage Loan Trust
5.594% due 11/25/2036 •		1,094	1,071
5.654% due 12/25/2037 •		1,271	1,187
5.754% due 04/25/2036 •		2,594	2,475
6.004% due 02/25/2036 •		5,500	5,047
6.184% due 12/25/2035 •		8,856	8,445
7.084% due 01/25/2035 •		5,671	5,320

Flagship Credit Auto Trust
5.280% due 12/15/2025		5,500	5,465

Fremont Home Loan Trust
5.574% due 01/25/2037 •		16,962	8,241
5.754% due 05/25/2036 •		15,815	9,162
5.754% due 08/25/2036 •		25,410	8,237
6.364% due 04/25/2035 •		6,588	6,268

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		14,256	14,235

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		492	492

GE-WMC Mortgage Securities Trust
5.734% due 08/25/2036 •		13,037	5,491

Generate CLO Ltd.
7.338% due 10/20/2029 •		3,800	3,806

Goldentree Loan Management U.S. CLO Ltd.
6.646% due 04/20/2035 •		1,660	1,640

Golub Capital Partners CLO Ltd.
6.608% due 04/20/2031 •		3,972	3,965

Goodgreen Trust
3.930% due 10/15/2053 ~		5,421	4,919

138	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GPMT Ltd.
7.045% due 07/16/2035 •		$15,000	$14,577
7.395% due 07/16/2035 •		5,000	4,728
7.845% due 07/16/2035 •		10,000	9,197

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •		5,680	5,625

GSAA Home Equity Trust
5.825% due 06/25/2036 ~		14,544	3,770
5.894% due 04/25/2047 •		5,893	2,828
5.914% due 12/25/2036 •		4,356	1,683
5.985% due 06/25/2036 ~		634	165
6.000% due 10/25/2037 ^«		158	122
6.032% due 05/25/2037 þ		7,985	3,332
6.034% due 05/25/2047 •		296	180
6.079% due 06/25/2035 •		1,752	1,714
6.154% due 06/25/2035 •		5,440	5,134
7.309% due 02/25/2035 •		900	861

GSAMP Trust
5.554% due 12/25/2036 •		784	380
5.574% due 12/25/2036 •		5,541	2,976
5.734% due 08/25/2036 •		10,635	8,236
6.319% due 07/25/2045 •		4,400	3,807

Harley Marine Financing LLC
6.682% due 05/15/2043 «þ		12,350	11,656

Harvest CLO DAC
4.385% due 10/20/2031 •	EUR	7,491	7,776

Harvest SBA Loan Trust
7.679% due 08/25/2044 •		$2,503	2,484

Hildene TruPS Securitization Ltd.
6.903% due 10/10/2038 •		16,278	16,156

Home Equity Asset Trust
6.139% due 01/25/2036 •		14,268	13,209
6.409% due 12/25/2034 •		962	945

Home Equity Loan Trust
5.774% due 04/25/2037 •		600	488

Home Equity Mortgage Loan Asset-Backed Trust
5.674% due 04/25/2037 •		5,849	3,790
5.914% due 08/25/2036 •		7,500	6,513

HSI Asset Securitization Corp. Trust
5.584% due 12/25/2036 •		4,250	3,737
5.624% due 01/25/2037 •		2,286	1,591
5.634% due 07/25/2036 •		6,830	2,911
6.214% due 11/25/2035 •		754	683

ICG U.S. CLO Ltd.
6.643% due 04/25/2031 •		1,946	1,942
6.747% due 01/24/2032 •		1,000	991

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		10,973	3,567

Invitation Homes Trust
6.547% due 01/17/2038 •		38,225	38,242

JP Morgan Mortgage Acquisition Corp.
5.944% due 02/25/2036 ^•		3,977	3,858
6.364% due 12/25/2035 •		920	880

JP Morgan Mortgage Acquisition Trust
4.372% due 11/25/2036 •		4,000	4,042
5.644% due 10/25/2036 •		779	764

Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,541
4.263% due 04/15/2030 •		1,900	1,982
4.273% due 04/15/2030 •		5,300	5,532
4.313% due 04/15/2031 •		4,600	4,770

KKR CLO Ltd.
6.970% due 04/15/2031 •		$11,700	11,593
7.172% due 07/18/2030 •		19,500	19,385

Laurelin DAC
1.800% due 10/20/2031	EUR	10,500	9,646

LCCM Trust
6.897% due 11/15/2038 •		$26,200	25,982

Lehman XS Trust
5.674% due 02/25/2037 •		5,243	5,033
5.754% due 02/25/2037 •		1,947	1,867

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		2,669	2,637

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		3,764	3,723

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LoanCore Issuer Ltd.
6.678% due 07/15/2035 •		$8,900	$8,708

Lockwood Grove CLO Ltd.
6.783% due 01/25/2030 •		26,844	26,852
7.283% due 01/25/2030 •		2,700	2,697

Long Beach Mortgage Loan Trust
5.724% due 07/25/2036 •		9,309	6,422
5.734% due 05/25/2036 •		1,605	907
5.754% due 09/25/2036 •		24,063	6,701
5.754% due 10/25/2036 •		18,933	5,700
5.874% due 06/25/2034 •		600	572
6.139% due 11/25/2035 •		8,231	7,302
6.229% due 06/25/2034 •		44	43
6.349% due 08/25/2035 •		3,000	2,582
6.709% due 02/25/2035 •		2,376	2,297

Madison Park Funding Ltd.
6.589% due 07/27/2031 •		5,095	5,075

Magnetite Ltd.
0.000% due 10/25/2033 •(c)		34,800	34,800
6.688% due 07/20/2031 •		2,300	2,296

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	593	624

MAPS Ltd.
4.212% due 05/15/2043		$3,430	3,078

Marathon CLO Ltd.
6.720% due 04/15/2029 •		5,816	5,817

MASTR Asset-Backed Securities Trust
5.664% due 01/25/2037 •		10,362	2,942
5.674% due 10/25/2036 •		8,626	7,452
5.734% due 06/25/2036 •		9,628	3,516
5.754% due 10/25/2036 •		2,137	1,058
5.794% due 02/25/2036 •		4,904	1,889
6.014% due 12/25/2035 •		187	186
6.184% due 10/25/2035 ^•		4,551	4,157
6.214% due 02/25/2034 •		899	867
6.484% due 05/25/2035 •		3,080	2,883

Merrill Lynch Mortgage Investors Trust
5.654% due 08/25/2037 •		449	229
5.714% due 04/25/2047 •		11,010	4,548
5.724% due 08/25/2037 •		9,453	8,406
5.734% due 08/25/2037 •		24,273	12,384
5.814% due 04/25/2047 •		4,689	1,937
6.154% due 06/25/2035 «•		223	217

MF1 Ltd.
7.195% due 10/16/2036 •		10,000	9,656

MF1 Multifamily Housing Mortgage Loan Trust
6.647% due 07/15/2036 •		20,000	19,564

MFA Trust
2.363% due 03/25/2060 þ		3,273	3,152

MKS CLO Ltd.
6.778% due 01/20/2031 •		9,117	9,119

Morgan Stanley ABS Capital, Inc. Trust
3.639% due 01/25/2035 •		8,216	7,177
5.494% due 05/25/2037 •		3,855	2,844
5.534% due 10/25/2036 •		6,625	2,875
5.644% due 01/25/2037 •		3,942	1,751
5.894% due 09/25/2036 •		5,069	2,212
6.319% due 11/25/2034 •		1,953	1,831
6.364% due 07/25/2034 •		82	80
6.409% due 02/25/2035 •		6,058	4,312
6.484% due 04/25/2035 •		183	171
9.234% due 02/25/2047 •		2,428	2,019

Morgan Stanley IXIS Real Estate Capital Trust
5.504% due 11/25/2036 •		9,615	3,373
5.584% due 11/25/2036 •		14,773	5,182
5.734% due 07/25/2036 •		16,587	6,773

Morgan Stanley Mortgage Loan Trust
5.914% due 04/25/2037 •		1,465	404
6.226% due 10/25/2036 ^þ		2,356	684

Mountain View CLO LLC
6.660% due 10/16/2029 •		8,491	8,500

Nassau Ltd.
6.720% due 10/15/2029 •		5,762	5,764
6.720% due 07/15/2031 •		13,700	13,631

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069		6,560	5,886
4.000% due 12/15/2059		3,478	3,329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
6.229% due 07/26/2066 •	$10,300	$10,224

Nelnet Student Loan Trust
6.640% due 02/20/2041	15,740	15,665
7.514% due 02/20/2041 •	16,853	16,888

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	8,100	8,068

New Century Home Equity Loan Trust
6.379% due 06/25/2035 •	4,518	4,498

NovaStar Mortgage Funding Trust
7.534% due 12/25/2034 «•	120	96

Option One Mortgage Loan Trust
5.564% due 07/25/2037 •	2,304	1,454
5.614% due 04/25/2037 •	164	94
6.169% due 05/25/2035 •	2,945	2,758

Option One Mortgage Loan Trust Asset-Backed Certificates
6.124% due 11/25/2035 •	7,553	7,088

Oxford Finance Funding LLC
3.602% due 02/15/2030	15,000	14,027

OZLM Ltd.
7.288% due 10/20/2031 •	4,885	4,841
7.288% due 07/20/2032 •	9,750	9,654

Palisades CDO Ltd.
6.257% due 07/22/2039 •	1,456	1,454

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(c)	41,300	41,300

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.559% due 10/25/2034 •	14,816	14,425
7.309% due 09/25/2034 •	215	207
7.534% due 09/25/2034 •	9,136	7,948

People’s Choice Home Loan Securities Trust
6.319% due 06/25/2034 •	3,334	3,232

Popular ABS Mortgage Pass-Through Trust
5.929% due 07/25/2036 •	5,048	4,686

PRET LLC
1.744% due 07/25/2051 þ	8,577	7,997
1.868% due 07/25/2051 þ	10,081	9,371
1.992% due 02/25/2061 þ	9,928	9,408
2.240% due 09/27/2060 þ	4,815	4,662
2.487% due 07/25/2051 þ	12,971	12,380
2.487% due 10/25/2051 ~	3,409	3,107
5.240% due 04/25/2052 þ	27,984	27,265
5.927% due 06/25/2052 þ	37,581	36,561

PRPM LLC
6.878% due 02/25/2028 ~	9,384	9,365

RAAC Trust
6.034% due 06/25/2044 •	24	20
6.134% due 03/25/2034 «•	40	38
6.934% due 09/25/2047 •	4,631	4,362

Ready Capital Mortgage Financing LLC
6.734% due 04/25/2038 •	5,000	4,831
7.184% due 04/25/2038 •	10,000	9,811
7.684% due 04/25/2038 •	5,000	4,850

Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	3,159
5.608% due 05/25/2036 þ	6,712	3,182
5.746% due 05/25/2036 þ	2,134	1,036
5.951% due 05/25/2035 þ	6,000	5,769
6.011% due 05/25/2036 þ	3,091	1,567
6.166% due 05/25/2036 þ	3,374	1,753

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	19,322	17,252
4.320% due 09/25/2030	7,679	7,219
7.130% due 01/26/2032	11,400	11,451

Residential Asset Mortgage Products Trust
6.114% due 12/25/2035 •	7,108	6,175
6.124% due 10/25/2035 •	37	36
6.484% due 07/25/2035 •	2,500	2,113
6.684% due 10/25/2034 •	9,447	8,421

Residential Asset Securities Corp. Trust
5.894% due 06/25/2036 •	7,934	7,580
6.134% due 06/25/2035 •	151	150
6.439% due 05/25/2035 •	3,794	3,691
6.469% due 08/25/2035 •	11,600	10,855

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	139

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		$7,861	$6,566

Saranac CLO Ltd.
7.258% due 06/22/2030 •		6,007	6,015

Saxon Asset Securities Trust
1.593% due 11/25/2035 •		3,046	2,929
5.744% due 09/25/2037 •		1,233	1,162

Sculptor CLO Ltd.
6.840% due 01/15/2031 •		17,400	17,418

Securitized Asset-Backed Receivables LLC Trust
5.554% due 09/25/2036 •		2,596	1,742
5.614% due 07/25/2036 •		3,146	1,087
5.754% due 09/25/2036 •		22,683	15,219
5.914% due 09/25/2036 •		4,149	2,784
6.049% due 01/25/2035 •		8,762	7,921

SLM Student Loan Trust
4.271% due 07/25/2039 •	EUR	562	565
4.395% due 12/15/2033 •		746	729
5.916% due 10/25/2029 •		$993	991

SMB Private Education Loan Trust
1.290% due 07/15/2053		4,064	3,618
4.550% due 02/16/2055		27,320	25,143
4.950% due 02/16/2055		11,680	10,561
7.163% due 05/16/2050 •		2,660	2,684

SoFi Professional Loan Program LLC
2.630% due 07/25/2040		116	116
2.650% due 09/25/2040		182	173

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		7,542	7,525
7.388% due 07/20/2032 •		9,250	9,151

Soundview Home Loan Trust
5.544% due 01/25/2037 •		2,493	1,772
5.604% due 07/25/2037 •		266	222
5.934% due 06/25/2036 •		9,241	8,948
5.994% due 05/25/2036 •		13,082	12,500
6.424% due 06/25/2035 •		3,942	3,665

Specialty Underwriting & Residential Finance Trust
5.734% due 09/25/2037 •		969	669
5.784% due 03/25/2037 •		289	158

Start Ltd.
4.089% due 03/15/2044		3,248	2,883

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •		9,638	9,567
7.245% due 04/18/2038 •		5,000	4,755
7.545% due 04/18/2038 •		7,825	7,278

Store Master Funding LLC
4.290% due 10/20/2048		4,090	3,723

Structured Asset Investment Loan Trust
5.607% due 07/25/2036 •		6,361	3,739
6.034% due 04/25/2036 •		36,290	19,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.199% due 08/25/2035 •	$3,292	$3,107
6.234% due 04/25/2034 •	3,219	3,071

Structured Asset Securities Corp. Mortgage Loan Trust
5.569% due 07/25/2036 •	216	214
5.569% due 02/25/2037 •	11,658	10,858
5.754% due 12/25/2036 •	20,645	18,875
5.854% due 02/25/2037 •	5,438	5,243
6.439% due 11/25/2035 •	500	488

Symphony CLO Ltd.
0.000% due 04/25/2034 •(c)	25,100	25,100

Taberna Preferred Funding Ltd.
5.971% due 05/05/2038 •	1,196	1,136
5.991% due 12/05/2036 •	29,141	25,499
6.061% due 11/05/2035 •	1,681	1,563

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •	18,530	18,456

Terwin Mortgage Trust
5.934% due 05/25/2038 •	5,185	2,589

Thunderbolt Aircraft Lease Ltd.
4.147% due 09/15/2038 þ	15,199	12,943

Towd Point Mortgage Trust
3.000% due 11/25/2058 ~	335	332

Tralee CLO Ltd.
7.463% due 10/25/2032 •	3,425	3,394

Tropic CDO Ltd.
5.890% due 07/15/2036 •	9,094	8,412
6.320% due 04/15/2034 •	82	82

U.S. Capital Funding Ltd.
5.823% due 10/10/2040 •	660	584

Upstart Pass-Through Trust Series
4.300% due 05/20/2030	2,066	1,993

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	2,606	2,528

Venture CLO Ltd.
6.450% due 04/15/2027 •	2,044	2,044
6.616% due 09/07/2030 •	17,579	17,534
6.630% due 07/15/2031 •	5,700	5,693
7.381% due 07/30/2032 •	14,200	14,101

Vibrant CLO Ltd.
7.288% due 07/20/2032 •	12,125	11,952
7.289% due 06/20/2029 •	6,600	6,592
7.338% due 07/20/2032 •	23,200	22,904

VMC Finance LLC
6.895% due 06/16/2036 •	6,000	5,704
7.245% due 06/16/2036 •	7,000	6,316
7.695% due 06/16/2036 •	3,000	2,593

Voya CLO Ltd.
7.020% due 10/15/2030 •	4,000	3,950

Wells Fargo Home Equity Asset-Backed Securities Trust
6.379% due 04/25/2035 «•	117	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.534% due 11/25/2035 •	$12,824	$12,132

Westlake Automobile Receivables Trust
3.340% due 06/15/2026	5,000	4,856

Whitehorse Ltd.
6.820% due 10/15/2031 •	23,200	23,185

Wind River CLO Ltd.
7.220% due 07/15/2031 •	13,250	13,115

Total Asset-Backed Securities (Cost $2,513,041)		2,346,948

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS (i) 0.2%
		13,741

U.S. TREASURY BILLS 1.6%
5.465% due 10/19/2023 - 12/28/2023 (c)(e)(f)(n)	130,203	128,892

Total Short-Term Instruments (Cost $142,632)		142,633

Total Investments in Securities (Cost $19,597,360)		18,310,072

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	1,152,957	11,208

Total Short-Term Instruments (Cost $11,208)		11,208

Total Investments in Affiliates (Cost $11,208)		11,208

Total Investments 222.0% (Cost $19,608,568)		$18,321,280

Financial Derivative Instruments (k)(m) 2.7% (Cost or Premiums, net $594,826)		221,763

Other Assets and Liabilities, net (124.7)%		(10,289,443)

Net Assets 100.0%		$8,253,600

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.

140	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Seasoned Credit Risk Transfer Trust	4.000%	07/25/2056	05/03/2022 - 05/10/2022	$3,611	$3,589	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$13,741	U.S. Treasury Notes 5.000% due 08/31/2025	$(14,016)	$13,741	$13,743

Total Repurchase Agreements						$(14,016)	$13,741	$13,743

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	5.440%	09/14/2023	10/12/2023	$(501,051)	$(502,414)
DEU	5.420	09/21/2023	10/05/2023	(3,209)	(3,214)
	5.440	09/21/2023	10/12/2023	(8,069)	(8,082)
	5.440	09/25/2023	10/12/2023	(63,167)	(63,233)
	5.450	09/14/2023	10/12/2023	(234,360)	(234,999)
	5.450	09/22/2023	10/12/2023	(13,314)	(13,335)
FAR	5.440	08/14/2023	10/12/2023	(252,649)	(254,520)
	5.440	09/14/2023	10/12/2023	(111,280)	(111,583)
	5.440	09/29/2023	10/12/2023	(34,873)	(34,888)

Total Reverse Repurchase Agreements					$(1,226,268)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (37.2)%
Fannie Mae, TBA	1.500%	10/01/2037	$9,500	$(8,071)	$(7,916)
Ginnie Mae, TBA	2.000	10/01/2053	200	(164)	(158)
Ginnie Mae, TBA	2.000	11/01/2053	111,100	(90,347)	(87,955)
Ginnie Mae, TBA	2.500	11/01/2053	396,700	(331,891)	(324,596)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2038	170,050	(149,331)	(145,854)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2038	131,600	(113,819)	(113,040)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	534,350	(416,542)	(406,983)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2053	29,000	(24,465)	(23,659)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2053	469,435	(384,958)	(373,255)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2038	29,425	(27,108)	(26,618)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	1,024,880	(875,347)	(848,849)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2053	87,000	(74,809)	(74,895)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2038	120,300	(114,836)	(113,566)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2053	229,658	(208,835)	(204,485)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2053	190,005	(178,165)	(174,463)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2053	157,321	(145,416)	(144,502)

Total Short Sales (37.2)%				$(3,144,104)	$(3,070,794)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	141

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
CIB	$0	$(502,414)	$0	$(502,414)	$515,699	$13,285
DEU	0	(322,863)	0	(322,863)	329,267	6,404
FAR	0	(400,991)	0	(400,991)	415,604	14,613
FICC	13,743	0	0	13,743	(14,016)	(273)

Total Borrowings and Other Financing Transactions	$13,743	$(1,226,268)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(1,209,285)	$0	$0	$(1,209,285)
U.S. Treasury Obligations	0	(3,214)	0	0	(3,214)
Non-Agency Mortgage-Backed Securities	0	(13,769)	0	0	(13,769)

Total Borrowings	$0	$(1,226,268)	$0	$0	$(1,226,268)

Payable for reverse repurchase agreements					$(1,226,268)

(j)	Securities with an aggregate market value of $1,260,570 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,443,722) at a weighted average interest rate of 5.206%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.750	12/15/2023	79	$198	$(78)	$(435)

Total Written Options					$(78)	$(435)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	11,635	$	2,750,223	$(20,431)	$144	$(715)
3-Month SOFR Active Contract September Futures	12/2025	84		20,159	(43)	11	0
30-Day Fed Fund November Futures	11/2023	413		162,855	(775)	17	0
U.S. Treasury 5-Year Note December Futures	12/2023	100		10,536	(82)	16	(16)
U.S. Treasury 10-Year Note December Futures	12/2023	7,408		800,527	(14,724)	1,505	(130)

					$(36,055)	$1,693	$(861)

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	612	$	(145,977)	$899	$0	$(38)
3-Month SOFR Active Contract June Futures	09/2024	1,308		(310,045)	1,572	0	(33)
3-Month SOFR Active Contract March Futures	06/2024	2,417		(571,772)	5,629	0	(30)
3-Month SOFR Active Contract September Futures	12/2024	3,864		(918,569)	10,298	0	(193)
30-Day Fed Fund February Futures	02/2024	413		(162,761)	1,490	0	(9)
30-Day Fed Fund October Futures	10/2023	10,423		(4,111,877)	(1,210)	0	(130)
U.S. Treasury 5-Year Note December Futures	12/2023	101		(10,641)	116	0	0
U.S. Treasury 10-Year Note December Futures	12/2023	640		(69,160)	920	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	101		(11,987)	793	0	(38)

					$20,507	$0	$(471)

Total Futures Contracts					$(15,548)	$1,693	$(1,332)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.000%	Annual	12/21/2024	$	1,864,400	$83,891	$33,805	$117,696	$396	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	03/03/2025		905,300	333	53,859	54,192	203	0
Receive	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025		905,300	479	62,228	62,707	202	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025		905,300	454	59,722	60,176	112	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		2,349,375	11,061	51,657	62,718	0	(131)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		22,000	178	52	230	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		126,500	(93)	4,642	4,549	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	0.830	Semi-Annual	10/22/2026		68,600	(21)	8,530	8,509	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		290,800	(2,425)	33,138	30,713	0	(157)
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		94,900	1,885	(3,248)	(1,363)	79	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		7,400	22	(653)	(631)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		534,900	36,638	25,697	62,335	0	(518)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		351,240	(13,571)	(48,629)	(62,200)	308	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		32,300	433	1,321	1,754	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.380	Annual	07/21/2028		183,400	(2,210)	(6,490)	(8,700)	230	0
Pay	1-Day USD-SOFR Compounded-OIS	3.043	Annual	08/07/2028		164,400	(2,055)	(8,111)	(10,166)	200	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		260,600	(2,690)	39,871	37,181	0	(270)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		4,071,700	124,679	(224,864)	(100,185)	5,904	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		108,300	3,862	15,615	19,477	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.205	Annual	11/09/2029		5,200	43	345	388	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.217	Annual	11/09/2029		5,600	46	368	414	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.218	Annual	11/09/2029		5,200	43	341	384	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		163,000	13,125	11,142	24,267	0	(191)
Receive	1-Day USD-SOFR Compounded-OIS	3.513	Annual	03/08/2030		96,600	722	4,516	5,238	0	(150)
Receive	1-Day USD-SOFR Compounded-OIS	3.635	Annual	03/08/2030		24,500	192	953	1,145	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	3.546	Annual	05/08/2030		26,000	200	(1,515)	(1,315)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		552,200	5,923	39,393	45,316	0	(794)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030		37,500	(157)	(1,608)	(1,765)	62	0
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030		17,800	(57)	(597)	(654)	30	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		18,400	365	(1,183)	(818)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		3,550	(186)	(672)	(858)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		125,500	(1,441)	25,196	23,755	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,496,600	140,696	147,182	287,878	0	(2,328)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		745,900	81,614	63,921	145,535	0	(1,178)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033		64,000	237	4,436	4,673	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	3.505	Annual	03/08/2033		6,800	80	387	467	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.510	Annual	03/08/2033		22,000	(254)	(1,248)	(1,502)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033		39,300	419	2,966	3,385	0	(62)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		512,500	(3,633)	(26,539)	(30,172)	1,062	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		107,720	5,731	32,072	37,803	0	(379)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		57,600	3,550	3,554	7,104	0	(267)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	964	1,054	0	0
Receive	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		17,500	184	330	514	8	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	969	1,080	0	(4)

Total Swap Agreements							$488,493	$403,815	$892,308	$8,916	$(7,015)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	143

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,693	$8,917	$10,610	$(435)	$(1,332)	$(7,015)	$(8,782)

(l)

Securities with an aggregate market value of $57,080 and cash of $29,832 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023		$1,056	GBP	852	$0	$(17)

BPS	10/2023		102,561	EUR	96,745	0	(277)
	10/2023		111,750	GBP	91,879	351	0
	11/2023	CAD	31,898		$23,807	309	0
	11/2023	EUR	95,341		101,156	233	0
	11/2023	GBP	91,879		111,769	0	(353)

BRC	10/2023		$59,750	GBP	48,753	0	(267)
	11/2023		1,272	CAD	1,721	0	(5)

CBK	11/2023	CAD	2,169		$1,615	17	0

MBC	10/2023	EUR	96,745		104,600	2,316	0
	10/2023	GBP	141,484		177,620	4,996	0

RBC	11/2023	CAD	852		634	7	0

Total Forward Foreign Currency Contracts						$8,229	$(919)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015%	01/11/2024	14,600	$105	$1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/17/2024	29,400	97	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.397	01/19/2024	9,200	28	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.010	01/23/2024	11,200	13	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	9,200	27	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/13/2025	333,000	2,248	3,728

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	39,300	795	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	117,000	2,366	5,109
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	267,500	1,792	16,449

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	405,500	411	908
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	948,100	746	1,170
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	39,400	814	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	119,000	2,404	5,196
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	143,500	3,014	431
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	143,500	3,014	5,294
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/17/2025	83,000	452	381
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/27/2024	332,400	1,388	3,601

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	2,777
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	91,900	666	5,658
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/20/2024	211,000	1,834	13,013

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	678,000	907	4,526
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	658,000	1,489	7,161
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	498,000	585	750

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/19/2024	61,900	$1,262	$798
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	08/19/2024	61,900	1,262	1,510
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/21/2025	47,900	438	286
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	03/25/2025	166,200	3,357	3,316
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	7,100	190	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	7,100	190	373
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	85,500	817	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	85,500	817	2,431
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.995	01/16/2024	78,700	767	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.995	01/16/2024	78,700	767	2,429
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.376	01/19/2024	4,700	14	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.016	01/23/2024	18,100	24	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	264,500	1,891	16,283
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.953	02/21/2024	21,700	67	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.901	02/23/2024	95,500	287	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	122,500	992	7,571
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	122,500	894	7,577
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/03/2025	264,200	1,559	2,901
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	19,300	112	223
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.575	02/23/2024	95,500	387	7

FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/29/2024	27,100	573	47
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/29/2024	27,100	573	1,696

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	588,000	1,142	6,399
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	837,000	879	1,077
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	381,500	768	787
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	189,500	341	391
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	05/03/2024	164,400	3,576	310
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	05/03/2024	164,400	3,576	10,247
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.655	12/12/2023	210,600	4,591	17
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.405	12/12/2023	210,600	4,591	10,852
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.365	08/19/2024	66,900	1,237	720
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.265	08/19/2024	66,900	1,237	1,522
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/26/2023	15,700	469	377
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/12/2024	46,100	410	2,840

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	03/03/2025	472,000	755	1,011
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/28/2025	52,700	532	320
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	172,200	715	1,819
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/13/2025	258,500	1,396	2,894

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	1,186,500	943	7,847
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	428,500	664	1,328
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	214,000	351	577
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	590,600	650	919
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.285	03/04/2024	81,000	1,527	268
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	03/04/2024	81,000	1,527	2,095
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	142,000	3,053	134
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	142,000	3,053	10,079
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	143,500	3,003	204
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	143,500	3,003	8,996
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	112,100	2,479	208
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	112,100	2,479	6,679
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	03/21/2025	170,400	1,568	1,468
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/12/2024	20,000	48	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.915	02/22/2024	19,000	58	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	21,600	160	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.580	09/26/2024	198,500	3,342	785
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	09/26/2024	198,500	6,301	14,769
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/03/2025	153,300	724	1,683
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/30/2025	166,800	792	1,938
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/22/2025	169,600	2,103	1,414

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	216,300	173	295
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	426,000	277	579
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.080	04/19/2024	183,400	3,998	511
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.080	04/19/2024	183,400	3,998	9,404
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/18/2025	95,400	849	563
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	02/28/2025	120,800	1,175	733
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	03/03/2025	93,000	902	566
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	03/14/2025	93,100	577	426
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	9,700	8	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	02/07/2024	5,000	8	0

							$119,777	$239,699

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	145

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.188	10/05/2023	237,900	$1,041	$2,314
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053	94.625	11/06/2023	234,000	1,462	2,824
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.328	10/05/2023	238,000	651	1,744
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.656	10/05/2023	173,500	583	1,745

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.266	10/05/2023	122,000	324	836
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053	95.953	11/06/2023	353,500	2,214	1,636
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053	97.555	11/06/2023	225,000	1,310	2,775

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053	94.594	11/06/2023	53,000	331	632
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.266	10/05/2023	106,500	283	730
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 10/01/2053	100.000	10/05/2023	57,000	111	52

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.371	10/05/2023	243,400	960	1,865

					$9,270	$17,153

Total Purchased Options					$129,047	$256,852

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.123%	10/04/2023	125,000	$(569)	$(1,360)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.118	10/05/2023	166,800	(951)	(1,883)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.145	10/05/2023	71,000	(284)	(702)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.155	10/05/2023	204,000	(1,025)	(1,918)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.185	10/05/2023	70,000	(254)	(559)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.320	10/05/2023	28,400	(86)	(89)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	01/13/2025	166,500	(1,249)	(391)

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.180	11/06/2023	202,500	(1,357)	(2,490)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.192	11/06/2023	58,000	(386)	(688)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	658,000	(724)	(4,355)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	03/25/2025	166,200	(1,886)	(1,926)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	588,000	(547)	(3,892)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	837,000	(408)	(564)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.135	10/05/2023	156,300	(652)	(1,625)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.012	11/06/2023	186,500	(1,316)	(3,577)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.434	11/06/2023	116,500	(413)	(617)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	11/06/2023	224,800	(1,731)	(1,606)

							$(13,838)	$(28,242)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	$91.000	10/05/2023	62,000	$(358)	$(1,220)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	91.055	10/05/2023	15,000	(61)	(303)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	92.438	10/05/2023	30,500	(133)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	88.984	11/06/2023	92,800	(667)	(1,115)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	89.109	11/06/2023	93,000	(589)	(1,174)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.203	11/06/2023	85,000	(664)	(1,599)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.906	11/06/2023	71,000	(455)	(436)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	92.344	11/06/2023	50,000	(508)	(1,740)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	90.828	10/05/2023	75,000	(404)	(1,359)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	91.125	10/05/2023	64,000	(370)	(1,333)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	91.875	10/05/2023	50,000	(359)	(1,399)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.891	11/06/2023	74,000	(512)	(458)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	19,000	(117)	(189)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	19,000	(93)	0

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	89.859	10/05/2023	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	90.500	10/05/2023	71,500	(302)	(1,089)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	91.375	10/05/2023	50,000	(266)	(1,159)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	92.492	10/05/2023	30,000	(125)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	89.125	11/06/2023	46,500	(321)	(591)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	89.906	10/05/2023	1,500	(5)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	19,000	(117)	(189)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	19,500	(111)	(227)

					$(6,539)	$(15,589)

Total Written Options					$(20,377)	$(43,831)

146	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index «	0.000%	Monthly	07/25/2045	$1,599	$(552)	$429	$0	$(123)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	4,006	(1,043)	882	0	(161)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	254	(70)	60	0	(10)

SAL	ABX.HE.AAA.6-2 Index «	0.000	Monthly	05/25/2046	2,536	(594)	492	0	(102)

Total Swap Agreements						$(2,259)	$1,863	$0	$(396)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$12,356	$0	$12,356	$(17)	$(14,491)	$(284)	$(14,792)	$(2,436)	$2,593	$157
BPS	893	21,566	0	22,459	(630)	0	0	(630)	21,829	(22,260)	(431)
BRC	0	16,989	0	16,989	(272)	(3,178)	(10)	(3,460)	13,529	(13,627)	(98)
CBK	17	21,448	0	21,465	0	0	0	0	21,465	(22,207)	(742)
DUB	0	58,161	0	58,161	0	(6,281)	0	(6,281)	51,880	(53,510)	(1,630)
FAR	0	1,743	0	1,743	0	0	0	0	1,743	(1,720)	23
GLM	0	35,539	0	35,539	0	(6,081)	0	(6,081)	29,458	(30,160)	(702)
JPM	0	11,291	0	11,291	0	(8,932)	0	(8,932)	2,359	(2,804)	(445)
MBC	7,312	0	0	7,312	0	0	0	0	7,312	(7,570)	(258)
MSC	0	1,414	0	1,414	0	(2,842)	0	(2,842)	(1,428)	987	(441)
MYC	0	61,403	0	61,403	0	(1,606)	0	(1,606)	59,797	(61,371)	(1,574)
NGF	0	13,077	0	13,077	0	0	0	0	13,077	(13,214)	(137)
RBC	7	0	0	7	0	0	0	0	7	0	7
SAL	0	1,865	0	1,865	0	(420)	(102)	(522)	1,343	(1,595)	(252)

Total Over the Counter	$8,229	$256,852	$0	$265,081	$(919)	$(43,831)	$(396)	$(45,146)

(n)

Securities with an aggregate market value of $4,118 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	147

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,693	$1,693
Swap Agreements	0	0	0	0	8,917	8,917

	$0	$0	$0	$0	$10,610	$10,610

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,229	$0	$8,229
Purchased Options	0	0	0	0	256,852	256,852

	$0	$0	$0	$8,229	$256,852	$265,081

	$0	$0	$0	$8,229	$267,462	$275,691

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$435	$435
Futures	0	0	0	0	1,332	1,332
Swap Agreements	0	0	0	0	7,015	7,015

	$0	$0	$0	$0	$8,782	$8,782

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$919	$0	$919
Written Options	0	0	0	0	43,831	43,831
Swap Agreements	0	396	0	0	0	396

	$0	$396	$0	$919	$43,831	$45,146

	$0	$396	$0	$919	$52,613	$53,928

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$41	$41
Futures	0	0	0	0	(11,949)	(11,949)
Swap Agreements	0	0	0	0	(196,224)	(196,224)

	$0	$0	$0	$0	$(208,132)	$(208,132)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,412)	$0	$(7,412)
Purchased Options	0	0	0	0	(14,643)	(14,643)
Written Options	0	0	0	0	31,650	31,650
Swap Agreements	0	125	0	0	0	125

	$0	$125	$0	$(7,412)	$17,007	$9,720

	$0	$125	$0	$(7,412)	$(191,125)	$(198,412)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7,679	$7,679
Futures	0	0	0	0	(36,587)	(36,587)
Swap Agreements	0	0	0	0	379,635	379,635

	$0	$0	$0	$0	$350,727	$350,727

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,373	$0	$13,373
Purchased Options	0	0	0	0	109,819	109,819
Written Options	0	0	0	0	757	757
Swap Agreements	0	(312)	0	0	0	(312)

	$0	$(312)	$0	$13,373	$110,576	$123,637

	$0	$(312)	$0	$13,373	$461,303	$474,364

148	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$578	$0	$578
Corporate Bonds & Notes
Banking & Finance	0	6,967	0	6,967
Industrials	0	2,921	0	2,921
Utilities	0	10,378	0	10,378
U.S. Government Agencies	0	12,519,735	47,252	12,566,987
U.S. Treasury Obligations	0	79,773	0	79,773
Non-Agency Mortgage-Backed Securities	0	3,085,423	67,464	3,152,887
Asset-Backed Securities	0	2,334,694	12,254	2,346,948
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	13,741	0	13,741
U.S. Treasury Bills	0	128,892	0	128,892

	$0	$18,183,102	$126,970	$18,310,072

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,208	$0	$0	$11,208

Total Investments	$11,208	$18,183,102	$126,970	$18,321,280

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,070,794)	$0	$(3,070,794)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10,609	0	10,609
Over the counter	0	265,081	0	265,081

	$0	$275,690	$0	$275,690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8,782)	0	(8,782)
Over the counter	0	(44,750)	(396)	(45,146)

	$0	$(53,532)	$(396)	$(53,928)

Total Financial Derivative Instruments	$0	$222,158	$(396)	$221,762

Totals	$11,208	$15,334,466	$126,574	$15,472,248

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Investments in Securities, at Value
U.S. Government Agencies	$139,648	$48,303	$(54,142)	$(16)	$0	$(538)	$0	$(86,003)	$47,252	$118
Non-Agency Mortgage-Backed Securities	81,858	24,569	(38,843)	(15)	(49)	(2,174)	2,118	0	67,464	(2,298)
Asset-Backed Securities	11,614	439	(544)	0	0	263	482	0	12,254	246

	$233,120	$73,311	$(93,529)	$(31)	$(49)	$(2,449)	$2,600	$(86,003)	$126,970	$(1,934)

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$0	$(396)	$0	$(396)	$0

Totals	$233,120	$73,311	$(93,529)	$(31)	$(49)	$(2,449)	$2,204	$(86,003)	$126,574	$(1,934)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	149

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)	September 30, 2023	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies	$9,296	Other Valuation Techniques(3)	—	—	—
	37,956	Proxy Pricing	Base Price	99.734 - 100.397	100.184
Non-Agency Mortgage-Backed Securities	40,808	Discounted Cash Flow	Discount Rate	6.160 - 6.942	6.267
	2,223	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
	24,433	Proxy Pricing	Base Price	99.383 - 102.500	100.173
Asset-Backed Securities	11,656	Discounted Cash Flow	Discount Rate	11.680	—
	598	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Financial Derivative Instruments - Liabilities
Over the counter	(396)	Indicative Market Quotation	Broker Quote	92.500 - 96.000	94.918

Total	$126,574

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

150	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund II	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Worldpay LLC
TBD% due 09/20/2030	$400	$400

Total Loan Participations and Assignments (Cost $398)		400

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 5.0%

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,411

American Tower Corp.
3.375% due 10/15/2026	800	745
3.950% due 03/15/2029	200	181
5.800% due 11/15/2028	800	794

Bank of America Corp.
5.933% due 09/15/2027 •	300	298

Crown Castle, Inc.
3.650% due 09/01/2027	100	92
3.700% due 06/15/2026	300	284

Empower Finance LP
1.357% due 09/17/2027	1,800	1,547

EPR Properties
4.500% due 04/01/2025	1,500	1,446

Equinix, Inc.
2.500% due 05/15/2031	1,600	1,250

Equitable Holdings, Inc.
4.350% due 04/20/2028	400	373

Goldman Sachs Group, Inc.
6.796% (TSFR3M + 1.432%) due 05/15/2026 ~	1,600	1,610

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,600	1,229

Healthpeak OP LLC
3.500% due 07/15/2029	1,300	1,148

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	1,700	1,581

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,700	1,380

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	1,200	1,112

Realty Income Corp.
3.950% due 08/15/2027	1,400	1,314

Santander Holdings USA, Inc.
3.450% due 06/02/2025	1,600	1,522

SBA Tower Trust
1.884% due 07/15/2050	1,400	1,267
2.328% due 07/15/2052	1,700	1,448

U.S. Bancorp
5.836% due 06/12/2034 •	900	850

UDR, Inc.
3.500% due 01/15/2028	1,600	1,446

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,404

Weyerhaeuser Co.
4.750% due 05/15/2026	600	586

WP Carey, Inc.
4.250% due 10/01/2026	1,780	1,701

		28,019

INDUSTRIALS 8.2%

American Airlines Pass-Through Trust
3.000% due 04/15/2030	837	750
3.150% due 08/15/2033	1,701	1,461
3.500% due 08/15/2033	405	330
4.000% due 01/15/2027	117	111

Amgen, Inc.
5.250% due 03/02/2030	600	587
5.250% due 03/02/2033	1,000	956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	$1,500	$1,000

Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,300	1,209

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	200	179

British Airways Pass-Through Trust
2.900% due 09/15/2036	752	625
3.350% due 12/15/2030	837	745

Broadcom, Inc.
3.137% due 11/15/2035	1,907	1,391
3.187% due 11/15/2036	1,900	1,365

CDW LLC
4.125% due 05/01/2025	1,400	1,354

Charter Communications Operating LLC
2.250% due 01/15/2029	1,700	1,387

Cox Communications, Inc.
3.500% due 08/15/2027	600	549

Daimler Truck Finance North America LLC
2.000% due 12/14/2026	1,700	1,520

Electronic Arts, Inc.
1.850% due 02/15/2031	1,900	1,477

Energy Transfer LP
4.950% due 05/15/2028	1,600	1,532

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	1,600	1,396

HCA, Inc.
5.200% due 06/01/2028	1,450	1,402

Hyundai Capital America
5.875% due 04/07/2025	1,800	1,794
6.491% due 08/04/2025 •	1,300	1,301

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,100	1,436

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,346	1,132

Marvell Technology, Inc.
5.750% due 02/15/2029	925	917

Meta Platforms, Inc.
4.800% due 05/15/2030	400	390

NVR, Inc.
3.000% due 05/15/2030	1,600	1,334

Oracle Corp.
2.950% due 04/01/2030	1,500	1,263
3.850% due 04/01/2060	1,300	827

Orlando Health Obligated Group
3.327% due 10/01/2050	1,600	1,052

Owens Corning
3.400% due 08/15/2026	1,600	1,500

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,600	1,232

Southern Co.
3.700% due 04/30/2030	1,400	1,241

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	1,000	781

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	810	796

T-Mobile USA, Inc.
5.050% due 07/15/2033	200	186
5.750% due 01/15/2034	1,850	1,805

U.S. Airways Pass-Through Trust
5.900% due 04/01/2026	478	478

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,632	1,350
3.100% due 01/07/2030	957	867
4.150% due 02/25/2033	945	859

VMware, Inc.
1.800% due 08/15/2028	1,800	1,495

Wynn Las Vegas LLC
5.500% due 03/01/2025	623	613

		45,975

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 6.5%

AES Corp.
5.450% due 06/01/2028	$500	$483

Alabama Power Co.
1.450% due 09/15/2030	1,100	841

Ameren Illinois Co.
1.550% due 11/15/2030	1,500	1,142

Appalachian Power Co.
2.700% due 04/01/2031	1,600	1,288

Avangrid, Inc.
3.800% due 06/01/2029	1,100	979

Constellation Energy Generation LLC
6.125% due 01/15/2034	600	600

DTE Electric Co.
1.900% due 04/01/2028	2,000	1,731

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,600	1,313

Entergy Mississippi LLC
5.000% due 09/01/2033	800	753

Eversource Energy
5.450% due 03/01/2028	500	494

Exelon Corp.
2.750% due 03/15/2027	1,680	1,527

Florida Power & Light Co.
3.700% due 12/01/2047	1,300	951

Georgia Power Co.
3.250% due 03/15/2051	1,500	953

Louisville Gas & Electric Co.
5.450% due 04/15/2033	200	196

Massachusetts Electric Co.
1.729% due 11/24/2030	1,500	1,128

Metropolitan Edison Co.
4.300% due 01/15/2029	1,400	1,302

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	1,400	1,378

National Fuel Gas Co.
5.500% due 10/01/2026	200	197

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	1,200	880

New York State Electric & Gas Corp.
2.150% due 10/01/2031	1,700	1,271

NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,398

Northern States Power Co.
2.250% due 04/01/2031	1,600	1,279

Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,441
4.550% due 07/01/2030	1,500	1,327
6.100% due 01/15/2029	1,200	1,173

San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,033

Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,206
3.700% due 08/01/2025	1,600	1,540
4.700% due 06/01/2027	1,500	1,456

Southwest Gas Corp.
4.050% due 03/15/2032	1,800	1,556

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,400	1,301

Virginia Electric & Power Co.
3.750% due 05/15/2027	1,500	1,417

WEC Energy Group, Inc.
5.600% due 09/12/2026	800	800

		36,334

Total Corporate Bonds & Notes (Cost $128,685)		110,328

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.2%

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	1,100	908

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	151

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.2%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034	$1,400	$1,120

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022
4.145% due 02/01/2033	1,400	1,315

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
2.046% due 11/01/2029	1,200	1,007

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	819

Total Municipal Bonds & Notes (Cost $6,164)		5,169

U.S. GOVERNMENT AGENCIES 54.1%

Fannie Mae
3.712% due 01/01/2035 •	60	59
4.776% due 09/01/2035 •	8	8
4.777% due 04/01/2041 •	4	4
4.780% due 05/25/2035 ~	24	24
4.790% due 12/25/2042 ~	140	131
5.055% due 05/01/2038 •	271	277
5.462% due 12/25/2036 •	41	40
5.630% due 07/01/2044 •	23	23
6.500% due 06/25/2044	29	29

Federal Home Loan Bank
0.960% due 03/05/2026	12,500	11,328

Freddie Mac
0.650% due 10/22/2025	6,100	5,564
0.800% due 10/28/2026 (g)	6,100	5,377
4.000% due 04/01/2024 - 04/01/2048	631	578
4.500% due 02/01/2029	38	38
5.000% due 12/01/2039 - 07/01/2040	33	32
5.500% due 12/01/2036 - 07/01/2039	300	300
5.826% due 02/25/2045 •	48	46
5.877% due 07/01/2030 •	6	6
6.000% due 11/01/2029 - 09/01/2038	1,018	1,031
6.178% due 08/15/2036 •	312	311
8.000% due 11/01/2025 - 06/15/2030	74	78

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2025 ~	14	13
2.625% due 07/20/2027 - 07/20/2030 •	36	35
2.750% due 12/20/2029 •	49	47
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	2	2
3.000% due 07/20/2027 •	40	39
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	7	6
3.625% due 02/20/2027 •	10	10
3.875% due 05/20/2027 - 06/20/2027 •	20	21
4.000% due 09/15/2049 - 02/15/2050	211	192
4.500% due 04/20/2048 - 05/20/2048	624	586
4.646% due 11/20/2067 •	1,037	1,038
5.000% due 07/15/2034 - 07/20/2049	2,049	1,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.538% due 04/20/2066 •	$338	$336
5.678% due 06/20/2065 •	857	853
5.892% due 02/20/2067 •	357	355
5.947% due 10/20/2062 •	1,700	1,692
6.018% due 07/20/2066 •	1,119	1,114
6.032% due 07/20/2065 - 10/20/2065 •	2,315	2,299
6.063% due 07/20/2062 ~	704	701
6.082% due 11/20/2065 •	164	164
6.182% due 08/20/2066 •	871	866
6.197% due 07/20/2065 •	1,599	1,594
6.232% due 05/20/2066 - 06/20/2066 •	1,899	1,888

Ginnie Mae, TBA
3.000% due 11/01/2053	11,000	9,326
4.000% due 11/01/2053	18,500	16,681
4.500% due 11/01/2053	2,000	1,849

Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,315
3.875% due 03/15/2028	2,600	2,511

Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 07/01/2052	61,177	50,680
3.500% due 06/01/2024 - 05/01/2053	57,398	50,017
4.000% due 03/01/2026 - 06/01/2049	800	730
4.500% due 07/01/2024 - 12/01/2040	240	228
5.000% due 06/01/2053	20,737	19,584
5.500% due 01/01/2025 - 02/01/2040	791	785
6.000% due 10/01/2032 - 01/01/2039	771	781
6.500% due 07/01/2031 - 10/01/2037	5	5

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2053	25,100	19,957
4.000% due 10/01/2053 - 11/01/2053	48,700	43,398
4.500% due 10/01/2053 - 11/01/2053	21,000	19,286
5.000% due 10/01/2053 - 11/01/2053	17,500	16,517
5.500% due 11/01/2053	7,800	7,536

Total U.S. Government Agencies (Cost $323,172)		302,309

U.S. TREASURY OBLIGATIONS 19.0%

U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	11,194
1.375% due 08/15/2050	2,990	1,460
1.875% due 02/15/2041	1,100	710
2.000% due 11/15/2041	700	454
2.000% due 02/15/2050	1,000	584
2.250% due 05/15/2041	6,300	4,325
2.250% due 08/15/2049	800	498
2.375% due 02/15/2042	1,700	1,176
2.500% due 02/15/2045	880	598
2.750% due 11/15/2042	700	511
2.875% due 05/15/2043 (g)	1,800	1,334
2.875% due 05/15/2049	1,790	1,277
3.000% due 05/15/2042	400	306
3.000% due 05/15/2045	12,810	9,518
3.000% due 02/15/2049	3,630	2,654
3.125% due 02/15/2043 (g)	2,400	1,859
3.125% due 08/15/2044	1,200	917
3.250% due 05/15/2042	7,600	6,058
3.375% due 08/15/2042	26,700	21,639
3.375% due 05/15/2044	500	399
3.625% due 08/15/2043	2,300	1,920
3.625% due 02/15/2044	1,500	1,248
3.750% due 11/15/2043	1,300	1,104
4.000% due 11/15/2042	5,300	4,705
4.375% due 08/15/2043 (e)	7,800	7,278
4.750% due 02/15/2041	160	158

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032	5,955	4,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.625% due 07/15/2032	$7,260	$6,330
1.125% due 01/15/2033	1,611	1,456

U.S. Treasury Notes
3.875% due 05/15/2043	9,200	8,000

U.S. Treasury STRIPS
0.000% due 05/15/2041 (b)	30	12
0.000% due 08/15/2041 (a)	370	149
0.000% due 11/15/2041 (b)	180	72
0.000% due 02/15/2042 (b)	380	149
0.000% due 05/15/2042 (b)	270	105
0.000% due 08/15/2042 (b)	1,970	756
0.000% due 11/15/2042 (b)	450	170

Total U.S. Treasury Obligations (Cost $135,944)		106,076

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.9%

Ashford Hospitality Trust
6.505% due 06/15/2035 •	1,278	1,264

BAMLL Commercial Mortgage Securities Trust
6.497% due 09/15/2038 •	1,800	1,707

Banc of America Funding Trust
4.646% due 05/25/2035 ~	108	99

BANK
3.432% due 05/15/2062	700	641
3.507% due 03/15/2064 ~	1,500	1,254

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033	2,300	2,133

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,522	1,212

Bear Stearns Adjustable Rate Mortgage Trust
4.500% due 04/25/2033 «~	21	20
4.685% due 01/25/2035 ~	231	231
4.766% due 02/25/2036 ^«~	50	37

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~	486	456
4.598% due 09/25/2035 ^~	94	57

BSST Mortgage Trust
6.633% due 02/15/2037 •	1,600	1,433

BWAY Mortgage Trust
6.697% due 09/15/2036 •	1,800	1,688

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	1,267	1,243

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 10/25/2035 •	161	147

Citigroup Commercial Mortgage Trust
6.627% due 10/15/2036 •	1,700	1,667

Citigroup Mortgage Loan Trust
5.988% due 09/25/2035 •	161	157
7.780% due 10/25/2035 •	31	29

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	1,700	1,667

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~	1	1
7.884% due 02/20/2036 ^•	50	42

Credit Suisse Commercial Mortgage Trust
6.414% due 06/15/2034 •	1,079	990

Credit Suisse First Boston Mortgage Securities Corp.
4.394% due 09/25/2033 ~	501	496

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	650	624
3.000% due 11/25/2056 ~	1,327	1,057
6.847% due 07/15/2038 •	1,900	1,684

CRSNT Commercial Mortgage Trust
6.274% due 04/15/2036 •	1,500	1,420

DBGS Mortgage Trust
6.225% due 06/15/2033 •	2,000	1,878

DOLP Trust
2.956% due 05/10/2041	1,900	1,451

Extended Stay America Trust
6.526% due 07/15/2038 •	4,372	4,339

GCAT Trust
3.000% due 04/25/2052 ~	1,466	1,164

152	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •	$1,900	$1,501

GS Mortgage Securities Trust
3.621% due 10/10/2035	1,400	1,287

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	1,353	1,028

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,357	1,031
3.000% due 08/26/2052 ~	1,813	1,440

HomeBanc Mortgage Trust
5.934% due 03/25/2035 •	925	750

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	1,332	1,218

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~	3	3

IndyMac INDX Mortgage Loan Trust
3.637% due 11/25/2035 ^~	524	480

JP Morgan Chase Commercial Mortgage Securities Trust
6.589% due 06/15/2035 •	1,454	1,323
6.830% due 12/15/2031 •	540	462

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,523	1,157
3.000% due 01/25/2052 ~	1,413	1,125
3.000% due 03/25/2052 ~	1,506	1,196
3.500% due 09/25/2052 ~	1,581	1,302
4.909% due 07/25/2035 «~	15	15

JPMBB Commercial Mortgage Securities Trust
3.358% due 11/15/2048	1,144	1,103

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	1,700	1,193

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,500	1,286

MFA Trust
1.479% due 03/25/2065 ~	423	387

Morgan Stanley Bank of America Merrill Lynch Trust
3.557% due 12/15/2047	636	622

Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,526	1,460
6.616% due 12/15/2038 •	1,700	1,589

Morgan Stanley Mortgage Loan Trust
6.466% due 06/25/2036 ~	1,026	999

Natixis Commercial Mortgage Securities Trust
6.397% due 08/15/2038 •	1,700	1,590

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •	1,700	1,519

OBX Trust
2.500% due 10/25/2051 ~	1,464	1,114
3.000% due 02/25/2052 ~	1,429	1,132

One New York Plaza Trust
6.397% due 01/15/2036 •	1,500	1,427

Prime Mortgage Trust
5.834% due 02/25/2034 •	25	23

Residential Funding Mortgage Securities, Inc. Trust
5.401% due 02/25/2036 ^«~	70	62

Sequoia Mortgage Trust
6.082% due 04/19/2027 •	102	98

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	1,000	911

SREIT Trust
6.146% due 10/15/2038 •	1,700	1,665

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	257	238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
6.102% due 09/19/2032 •	$21	$20

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •	810	803

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,591	1,459

UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,010	1,535
2.500% due 12/25/2051 ~	1,414	1,080
3.000% due 01/25/2052 ~	1,608	1,277
5.000% due 09/25/2051 •	1,459	1,341
5.000% due 11/25/2051 •	1,486	1,365

VASA Trust
6.347% due 07/15/2039 •	1,900	1,668

WaMu Mortgage Pass-Through Certificates Trust
6.014% due 10/25/2045 •	79	74

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~	1,500	1,247

Total Non-Agency Mortgage-Backed Securities (Cost $87,727)		77,893

ASSET-BACKED SECURITIES 6.1%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	2,000	1,987

BDS Ltd.
7.127% due 03/19/2039 •	3,100	3,072

Carvana Auto Receivables Trust
2.570% due 05/12/2025	165	165

DLLMT LLC
5.780% due 11/20/2025	700	697

EMC Mortgage Loan Trust
6.174% due 05/25/2040 •	270	260

Flagship Credit Auto Trust
4.030% due 12/15/2026	1,400	1,379

Fremont Home Loan Trust
5.494% due 01/25/2037 •	40	18

FS Rialto Issuer LLC
7.213% due 01/19/2039 •	1,900	1,884

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025	115	115

GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025	381	379

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	1,200	1,199

Lendmark Funding Trust
1.900% due 11/20/2031	1,700	1,470

Mariner Finance Issuance Trust
1.860% due 03/20/2036	1,700	1,505

MF1 LLC
7.477% due 06/19/2037 •	2,900	2,892
7.962% due 09/17/2037 •	1,400	1,404

Morgan Stanley IXIS Real Estate Capital Trust
5.484% due 11/25/2036 •	12	4

Mosaic Solar Loan Trust
2.640% due 01/20/2053	1,314	1,090

Navient Private Education Loan Trust
6.897% due 07/16/2040 •	1,088	1,089

Octane Receivables Trust
5.880% due 06/20/2031	1,700	1,695

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.679% due 01/25/2036 •	138	135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ready Capital Mortgage Financing LLC
6.965% due 01/25/2037 •	$1,394	$1,400

SBA Tower Trust
3.869% due 10/15/2049 þ	1,900	1,850

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•	571	130

SLM Student Loan Trust
5.466% due 10/25/2029 •	76	76

Structured Asset Investment Loan Trust
6.334% due 09/25/2034 •	156	150
6.559% due 07/25/2033 •	1,025	1,009

Sunrun Demeter Issuer
2.270% due 01/30/2057	1,547	1,226

Towd Point HE Trust
0.918% due 02/25/2063 ~	462	434

Veros Auto Receivables Trust
7.120% due 11/15/2028	612	613

VMC Finance LLC
7.213% due 02/18/2039 •	3,300	3,234

Volkswagen Auto Lease Trust
5.810% due 10/20/2026	1,600	1,600

Total Asset-Backed Securities (Cost $35,661)		34,161

SHORT-TERM INSTRUMENTS 2.9%

COMMERCIAL PAPER 0.4%

Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023	2,500	2,498

REPURCHASE AGREEMENTS (d) 2.5%
		13,761

Total Short-Term Instruments (Cost $16,260)		16,259

Total Investments in Securities (Cost $734,011)		652,595

	SHARES
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%

PIMCO Short Asset Portfolio	1,847,994	17,883

PIMCO Short-Term Floating NAV Portfolio III	2,876,822	27,966

Total Short-Term Instruments (Cost $46,386)		45,849

Total Investments in Affiliates (Cost $46,386)		45,849

Total Investments 124.9% (Cost $780,397)		$698,444

Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $2,784)		(450)

Other Assets and Liabilities, net (24.8)%		(138,778)

Net Assets 100.0%		$559,216

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	153

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	5.360%	09/29/2023	10/02/2023	$7,300	U.S. Treasury Bonds 3.000% due 02/15/2048	$(7,453)	$7,300	$7,303
FICC	2.600	09/29/2023	10/02/2023	461	U.S. Treasury Notes 0.250% due 09/30/2025	(470)	461	461
SAL	5.300	09/29/2023	10/02/2023	6,000	U.S. Treasury Notes 0.750% due 04/30/2026	(6,136)	6,000	6,003

Total Repurchase Agreements						$(14,059)	$13,761	$13,767

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	(0.270)%	09/29/2023	10/02/2023	$(7,330)	$(7,330)

Total Sale-Buyback Transactions					$(7,330)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.7)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2053	$31,600	$(26,959)	$(26,172)

Total Short Sales (4.7)%				$(26,959)	$(26,172)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$7,303	$0	$0	$7,303	$(7,453)	$(150)
FICC	461	0	0	461	(470)	(9)
SAL	6,003	0	0	6,003	(6,136)	(133)

Master Securities Forward Transaction Agreement
BCY	0	0	(7,330)	(7,330)	7,278	(52)

Total Borrowings and Other Financing Transactions	$13,767	$0	$(7,330)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(7,330)	$0	$0	$(7,330)

Total Borrowings	$0	$(7,330)	$0	$0	$(7,330)

Payable for sale-buyback financing transactions					$(7,330)

154	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(e)	Securities with an aggregate market value of $7,278 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(566) at a weighted average interest rate of 0.078%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.750	12/15/2023	4	$10	$(8)	$(22)

Total Written Options					$(8)	$(22)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	149	$	35,220	$(776)	$2	$0
U.S. Treasury 2-Year Note December Futures	12/2023	153		31,015	(85)	15	0
U.S. Treasury 5-Year Note December Futures	12/2023	294		30,976	(260)	46	0
U.S. Treasury 10-Year Note December Futures	12/2023	237		25,611	(441)	48	0

					$(1,562)	$111	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2023	937	$	(104,534)	$2,745	$0	$(219)

Total Futures Contracts					$1,183	$111	$(219)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.510%	$	1,600	$20	$(18)	$2	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597		1,800	(9)	28	19	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		1,800	(12)	32	20	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		1,800	12	16	28	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		1,700	23	5	28	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		630	125	(54)	71	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		805	97	12	109	4	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.614		1,600	(17)	36	19	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844		1,700	39	(31)	8	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		300	0	0	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		100	0	0	0	0	0

							$278	$26	$304	$7	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	155

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$	5,200	$(18)	$(524)	$(542)	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		10,900	(41)	(930)	(971)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		2,600	(13)	(143)	(156)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		1,200	(9)	(23)	(32)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		2,500	(16)	(147)	(163)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		700	(3)	(33)	(36)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		3,000	309	276	585	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		1,800	(8)	(111)	(119)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		600	(2)	(26)	(28)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		300	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		2,000	(8)	(71)	(79)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		600	(2)	(17)	(19)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,600	(7)	(7)	(14)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		12,700	2,532	2,643	5,175	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		200	(1)	(22)	(23)	1	0

							$2,712	$853	$3,565	$34	$(47)

Total Swap Agreements							$2,990	$879	$3,869	$41	$(48)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$111	$41	$152	$(22)	$(219)	$(48)	$(289)

(g)

Securities with an aggregate market value of $4,518 and cash of $3,955 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855%	10/19/2023	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	300	(1)	(3)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	500	(2)	(5)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	6,300	(49)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	6,300	(49)	(141)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	400	(2)	(5)

156	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820%	10/18/2023	800	$(3)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	800	(3)	(8)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,700	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,700	(7)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	200	(1)	(7)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	900	(3)	(17)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	4,800	(31)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	4,800	(31)	(109)

Total Written Options							$(198)	$(313)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$0	$0	$0	$(3)	$0	$(3)	$(3)	$0	$(3)
CBK	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
GLM	0	0	0	0	0	(157)	0	(157)	(157)	0	(157)
JPM	0	0	0	0	0	(22)	0	(22)	(22)	0	(22)
MYC	0	0	0	0	0	(17)	0	(17)	(17)	0	(17)
NGF	0	0	0	0	0	(109)	0	(109)	(109)	0	(109)

Total Over the Counter	$0	$0	$0	$0	$0	$(313)	$0	$(313)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$111	$111
Swap Agreements	0	7	0	0	34	41

	$0	$7	$0	$0	$145	$152

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$22	$22
Futures	0	0	0	0	219	219
Swap Agreements	0	1	0	0	47	48

	$0	$1	$0	$0	$288	$289

Over the counter
Written Options	$0	$0	$0	$0	$313	$313

	$0	$1	$0	$0	$601	$602

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	157

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$68	$68
Futures	0	0	0	0	2,039	2,039
Swap Agreements	0	10	0	0	(325)	(315)

	$0	$10	$0	$0	$1,782	$1,792

Over the counter
Written Options	$0	$0	$0	$0	$168	$168

	$0	$10	$0	$0	$1,950	$1,960

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$238	$238
Futures	0	0	0	0	2,269	2,269
Swap Agreements	0	124	0	0	1,449	1,573

	$0	$124	$0	$0	$3,956	$4,080

Over the counter
Written Options	$0	$0	$0	$0	$(130)	$(130)

	$0	$124	$0	$0	$3,826	$3,950

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$400	$0	$400
Corporate Bonds & Notes
Banking & Finance	0	28,019	0	28,019
Industrials	0	45,975	0	45,975
Utilities	0	36,334	0	36,334
Municipal Bonds & Notes
California	0	908	0	908
Illinois	0	1,120	0	1,120
Louisiana	0	1,315	0	1,315
Texas	0	1,007	0	1,007
West Virginia	0	819	0	819
U.S. Government Agencies	0	302,309	0	302,309
U.S. Treasury Obligations	0	106,076	0	106,076
Non-Agency Mortgage-Backed Securities	0	77,756	137	77,893
Asset-Backed Securities	0	34,161	0	34,161
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Commercial Paper	0	2,498	0	2,498
Repurchase Agreements	0	13,761	0	13,761

	$0	$652,458	$137	$652,595

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,849	$0	$0	$45,849

Total Investments	$45,849	$652,458	$137	$698,444

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(26,172)	$0	$(26,172)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$152	$0	$152

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(289)	0	(289)
Over the counter	0	(313)	0	(313)

	$0	$(602)	$0	$(602)

Total Financial Derivative Instruments	$0	$(450)	$0	$(450)

Totals	$45,849	$625,836	$137	$671,822

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

158	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund IV	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.8%

CORPORATE BONDS & NOTES 32.5%

BANKING & FINANCE 15.7%

AerCap Ireland Capital DAC
6.100% due 01/15/2027		$300	$299

Agree LP
2.900% due 10/01/2030		1,100	887

American Tower Corp.
5.250% due 07/15/2028		500	483

Aviation Capital Group LLC
5.500% due 12/15/2024		1,000	984

Bank of America Corp.
3.559% due 04/23/2027 •		100	94
3.841% due 04/25/2025 •		700	690
5.933% due 09/15/2027 •		600	596

Barclays PLC
7.224% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	402
7.437% due 11/02/2033 •		600	617

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,076

Citibank NA
5.864% due 09/29/2025		300	300

Citigroup, Inc.
6.906% (TSFR3M + 1.512%) due 07/01/2026 ~		1,000	1,018

Cooperatieve Rabobank UA
5.500% due 07/18/2025		400	398
5.564% due 02/28/2029 •		300	293

Corebridge Global Funding
5.750% due 07/02/2026		100	99

Credit Suisse AG
7.500% due 02/15/2028		300	314

Deutsche Bank AG
3.961% due 11/26/2025 •		1,400	1,353

EPR Properties
4.500% due 04/01/2025		1,400	1,350

Equinix, Inc.
2.500% due 05/15/2031		1,200	938

GA Global Funding Trust
1.250% due 12/08/2023		1,000	990

Globe Life, Inc.
2.150% due 08/15/2030		1,000	777

Goldman Sachs Group, Inc.
7.377% (TSFR3M + 2.012%) due 10/28/2027 ~		900	923

Host Hotels & Resorts LP
3.875% due 04/01/2024		1,900	1,876

HSBC Holdings PLC
7.390% due 11/03/2028 •		1,000	1,035

Hudson Pacific Properties LP
4.650% due 04/01/2029		1,100	829

ING Groep NV
4.017% due 03/28/2028 •		800	743

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,071
5.299% due 07/24/2029 •		500	487

LeasePlan Corp. NV
2.875% due 10/24/2024		1,200	1,155

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	2,100	1,320

MassMutual Global Funding
5.050% due 12/07/2027		$600	591

Mid-America Apartments LP
4.200% due 06/15/2028		700	658

Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		200	190

Morgan Stanley
5.449% due 07/20/2029 •		500	487

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		900	837

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
2.172% due 07/14/2028		$100	$83
6.181% due 01/18/2033		300	297

Northwestern Mutual Global Funding
4.900% due 06/12/2028		500	487

Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		1,400	1,365

Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	846

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		400	395

Royal Bank of Canada
4.900% due 01/12/2028		300	292

Santander Holdings USA, Inc.
6.499% due 03/09/2029 •		400	390

SBA Tower Trust
2.328% due 07/15/2052		900	767

Societe Generale SA
1.792% due 06/09/2027 •		1,200	1,059

Standard Chartered PLC
3.971% due 03/30/2026 •		800	770

Stifel Financial Corp.
4.000% due 05/15/2030		1,300	1,100

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	744

UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,000
4.194% due 04/01/2031 •		$300	262
6.246% due 09/22/2029 •		500	495
6.442% due 08/11/2028 •		300	300

Wells Fargo & Co.
3.526% due 03/24/2028 •		800	735

			37,547

INDUSTRIALS 9.9%

American Airlines Pass-Through Trust
3.200% due 12/15/2029		836	754
3.500% due 08/15/2033		1,053	857

Amgen, Inc.
5.750% due 03/02/2063		500	462

AT&T, Inc.
5.400% due 02/15/2034		100	94

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		800	533

BAT Capital Corp.
6.343% due 08/02/2030		500	493

Bayer U.S. Finance LLC
4.375% due 12/15/2028		1,200	1,116

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		900	521

Boardwalk Pipelines LP
3.400% due 02/15/2031		700	582

Boeing Co.
5.930% due 05/01/2060		400	360

Broadcom, Inc.
3.469% due 04/15/2034		1,200	943

CVS Health Corp.
5.250% due 01/30/2031		400	384

Daimler Truck Finance North America LLC
1.125% due 12/14/2023		1,000	990

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		985	860

Expedia Group, Inc.
3.250% due 02/15/2030		800	677

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026		1,200	1,047

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		200	195
6.510% due 02/23/2042		300	294

Hyundai Capital America
1.000% due 09/17/2024		450	429
5.950% due 09/21/2026		500	499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	$1,600	$1,094

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,262	1,061

Kenvue, Inc.
5.500% due 03/22/2025	300	299

Marriott International, Inc.
5.550% due 10/15/2028	500	494

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,100	1,005

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (c)(e)	937	22

Oracle Corp.
6.150% due 11/09/2029 (f)	300	305

Orlando Health Obligated Group
3.327% due 10/01/2050	800	526

Southern Co.
3.700% due 04/30/2030	1,000	887

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	1,557	1,414

T-Mobile USA, Inc.
4.800% due 07/15/2028	400	385

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,031	853
3.450% due 06/01/2029	198	182

UnitedHealth Group, Inc.
4.250% due 01/15/2029	800	762

VMware, Inc.
1.800% due 08/15/2028	1,000	831

Walt Disney Co.
2.650% due 01/13/2031	900	746

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	900	831

		23,787

UTILITIES 6.9%

AES Corp.
5.450% due 06/01/2028	400	386

Boston Gas Co.
3.001% due 08/01/2029	1,200	1,017

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,200	985

Enel Finance International NV
1.375% due 07/12/2026	1,000	884
2.250% due 07/12/2031	1,000	756

Entergy Corp.
2.950% due 09/01/2026	2,700	2,497

Exelon Corp.
5.150% due 03/15/2028	500	491

Florida Power & Light Co.
5.050% due 04/01/2028	600	593

FORESEA Holding SA
7.500% due 06/15/2030	413	389

MidAmerican Energy Co.
2.700% due 08/01/2052	1,000	568

Monongahela Power Co.
3.550% due 05/15/2027	1,400	1,297

New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	917
2.150% due 10/01/2031	900	673

ONEOK, Inc.
6.625% due 09/01/2053	500	490

Rio Oil Finance Trust
9.250% due 07/06/2024	147	148
9.750% due 01/06/2027	1,337	1,382

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,403

Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,126

Verizon Communications, Inc.
2.850% due 09/03/2041	900	582

		16,584

Total Corporate Bonds & Notes (Cost $87,874)		77,918

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	159

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.4%

LOUISIANA 0.3%

Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022
4.145% due 02/01/2033	$800	$751

NEW YORK 0.4%

New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,100	1,033

TEXAS 0.4%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
4.507% due 11/01/2051	1,000	846

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	819

Total Municipal Bonds & Notes (Cost $3,900)		3,449

U.S. GOVERNMENT AGENCIES 56.9%

Fannie Mae
0.000% due 02/25/2033 •	2,272	1,833
3.000% due 10/25/2040	560	510
5.055% due 05/01/2038 •	462	471
5.206% due 01/01/2036 •	825	838

Federal Home Loan Bank
5.710% due 03/14/2025	1,700	1,698

Freddie Mac
5.000% due 03/01/2024 - 12/01/2038	299	293
5.300% due 02/24/2025	2,500	2,489
5.375% due 04/24/2025	900	898
5.500% due 05/01/2026 - 04/01/2038	688	686
5.618% due 10/15/2043 •	281	274
5.650% due 03/07/2025	3,300	3,295
5.680% due 04/03/2025	1,600	1,598
5.730% due 04/03/2025	1,600	1,599
5.800% due 07/03/2025	1,300	1,299

Ginnie Mae
0.000% due 11/20/2039 (a)(c)	2,181	1,859
3.000% due 11/15/2049	548	466
4.000% due 09/15/2049	342	312
5.000% due 05/15/2047 - 09/15/2047	93	89
5.219% due 09/20/2065 •	1,351	1,340
5.616% due 06/20/2067 •	2,071	2,064
5.668% due 04/20/2065 •	226	224
5.794% due 05/20/2047 •	527	488
5.892% due 02/20/2067 •	881	876
5.902% due 06/20/2067 •	157	155
6.182% due 08/20/2066 - 08/20/2067 •	2,689	2,673
6.194% due 03/20/2073 •	603	601
6.232% due 05/20/2066 - 06/20/2066 •	3,012	2,994
6.334% due 12/20/2072 •	406	408
6.454% due 11/20/2072 •	706	714

Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	42,253	35,002
3.500% due 03/01/2048 - 08/01/2052	839	724
4.000% due 11/01/2047 - 10/01/2052	2,877	2,605
4.500% due 02/01/2031 - 05/01/2053	679	625
5.000% due 05/01/2053 - 09/01/2053	1,864	1,760

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/01/2036 - 05/01/2036		$33	$33

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2053		11,600	9,986
4.000% due 10/01/2053 - 11/01/2053		19,400	17,282
4.500% due 11/01/2053		9,600	8,818
5.000% due 10/01/2053 - 11/01/2053		14,500	13,685
5.500% due 11/01/2053		13,300	12,851

Total U.S. Government Agencies (Cost $141,452)			136,415

U.S. TREASURY OBLIGATIONS 12.9%

U.S. Treasury Bonds
1.375% due 11/15/2040 (h)		9,900	5,863
2.500% due 02/15/2045		8,000	5,435
2.750% due 08/15/2042		400	293
3.125% due 02/15/2043 (j)		1,930	1,495
3.125% due 08/15/2044		4,700	3,593
3.250% due 05/15/2042		3,600	2,869
3.375% due 08/15/2042 (l)		100	81
3.750% due 11/15/2043 (j)		2,500	2,123
3.875% due 02/15/2043 (h)(l)		1,000	870
3.875% due 05/15/2043 (h)		900	783
4.375% due 08/15/2043 (h)		1,200	1,120

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031		3,308	2,810
0.125% due 01/15/2032		662	555
0.125% due 02/15/2051		235	131
0.125% due 02/15/2052		110	60
0.250% due 02/15/2050		238	140
0.625% due 07/15/2032 (h)		1,894	1,651
0.750% due 02/15/2045		649	473
1.000% due 02/15/2046		258	196
1.000% due 02/15/2049		243	180
1.500% due 02/15/2053		206	170

Total U.S. Treasury Obligations (Cost $41,071)			30,891

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.6%

Ashford Hospitality Trust
6.505% due 06/15/2035 •		2,130	2,107

Banc of America Funding Trust
4.646% due 05/25/2035 ~		550	506

Bear Stearns Adjustable Rate Mortgage Trust
4.482% due 02/25/2033 «~		8	8

Chase Mortgage Finance Trust
4.425% due 02/25/2037 «~		4	4

Credit Suisse First Boston Mortgage Securities Corp.
4.394% due 09/25/2033 ~		1	1

DBWF Mortgage Trust
6.508% due 12/19/2030 •		900	895

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	849	1,005

Eurosail PLC
6.288% due 06/13/2045 •		1,630	1,964

Ginnie Mae
6.114% due 01/20/2073 •		$507	504

Great Hall Mortgages PLC
5.802% due 06/18/2039 •		488	484

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		800	800

GSR Mortgage Loan Trust
4.796% due 01/25/2035 ~		196	179

HomeBanc Mortgage Trust
5.934% due 03/25/2035 •		236	192

Impac CMB Trust
6.214% due 10/25/2034 •		744	722

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		837	689

Landmark Mortgage Securities PLC
5.550% due 04/17/2044 •	GBP	218	257

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ludgate Funding PLC
5.753% due 12/01/2060 •	GBP	1,634	$1,909

Mansard Mortgages PLC
5.449% due 04/15/2047 •		486	576

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~		$353	330

Merrill Lynch Mortgage Investors Trust
5.934% due 11/25/2035 •		93	87
6.184% due 01/25/2029 «•		41	38

Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		5,047	4,826

Morgan Stanley Capital Trust
3.436% due 12/15/2049		1,526	1,460

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		500	500

ONE Park Mortgage Trust
6.146% due 03/15/2036 •		700	665

Resloc U.K. PLC
4.005% due 12/15/2043 •	EUR	3,029	3,088

Ripon Mortgages PLC
6.369% due 08/28/2056 •	GBP	1,300	1,551

Structured Adjustable Rate Mortgage Loan Trust
5.793% due 09/25/2034 ~		$745	732

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •		2,430	2,408

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	633	773

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$1,305	1,197

UWM Mortgage Trust
2.500% due 11/25/2051 ~		1,049	801

WaMu Mortgage Pass-Through Certificates Trust
5.974% due 07/25/2045 •		69	64
6.014% due 10/25/2045 •		1,394	1,298

Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		2,557	2,432

Total Non-Agency Mortgage-Backed Securities (Cost $37,579)			35,052

ASSET-BACKED SECURITIES 3.4%

Ally Auto Receivables Trust
5.760% due 11/15/2026		500	500

BMW Vehicle Owner Trust
5.593% due 07/25/2024		279	279

Countrywide Asset-Backed Certificates Trust
5.974% due 12/25/2034 •		1,595	1,537

DLLAD LLC
5.190% due 04/20/2026		500	497

Flagship Credit Auto Trust
4.030% due 12/15/2026		800	788

GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025		238	237

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		500	500

LL ABS Trust
3.760% due 11/15/2029		188	186

Merrill Lynch Mortgage Investors Trust
6.229% due 09/25/2035 •		242	240

Nelnet Student Loan Trust
7.514% due 02/20/2041 •		473	474

Ready Capital Mortgage Financing LLC
7.872% due 10/25/2039 •		699	704

SBA Tower Trust
3.869% due 10/15/2049 þ		1,100	1,071

SMB Private Education Loan Trust
2.340% due 09/15/2034		96	93

Texas Natural Gas Securitization Finance Corp.
5.169% due 04/01/2041		400	383

Wells Fargo Home Equity Asset-Backed Securities Trust
6.434% due 10/25/2034 •		687	672

Total Asset-Backed Securities (Cost $8,253)			8,161

160	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.0%

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	3,228	$155
4.000% due 11/30/2028 (d)		315	17

Province of Ontario
1.550% due 11/01/2029	CAD	1,200	741

Province of Quebec
6.350% due 01/30/2026		$600	610

Romania Government International Bond
3.000% due 02/27/2027		900	820

Total Sovereign Issues (Cost $2,670)			2,343

		SHARES
COMMON STOCKS 0.4%

INDUSTRIALS 0.4%

Drillco Holding Lux SA «(b)		17,243	452

Drillco Holding Lux SA «(b)(f)		22,807	599

Total Common Stocks (Cost $801)			1,051

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.7%

COMMERCIAL PAPER 3.4%

American Electric Power Co., Inc.
5.570% due 10/16/2023		$500	499
5.580% due 10/23/2023		500	498

Crown Castle, Inc.
6.050% due 10/03/2023		250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 10/05/2023	$250	$250

Dominion Resources, Inc.
5.540% due 10/31/2023	500	498

Enbridge (U.S.) Inc.
5.560% due 10/20/2023	500	498

Fidelity National Information services, Inc.
5.550% due 10/17/2023	600	598

Haleon UK Capital PLC
5.600% due 10/11/2023	500	499

LSEGA Financing PLC
5.500% due 10/04/2023	600	600
5.510% due 10/26/2023	600	597

Marriott International, Inc.
5.540% due 10/13/2023	300	299

Microchip Technology, Inc.
5.600% due 10/30/2023	500	498

Oracle Corp.
5.500% due 10/23/2023	500	498

Penske Truck Leasing Co. LP
5.520% due 10/12/2023	500	499

RTX Corp.
5.500% due 10/02/2023	250	250
5.500% due 10/04/2023	350	350

Sempra Energy
5.530% due 10/23/2023	500	498

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	500	500

		8,179

	SHARES	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 0.3%
		$617

Total Short-Term Instruments (Cost $8,799)		8,796

Total Investments in Securities (Cost $332,399)		304,076

INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III	201,670	1,960

Total Short-Term Instruments (Cost $1,960)		1,960

Total Investments in Affiliates (Cost $1,960)		1,960

Total Investments 127.6% (Cost $334,359)		$306,036

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $(1,745))		348

Other Assets and Liabilities, net (27.7)%		(66,569)

Net Assets 100.0%		$239,815

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$457	$599	0.25%
Oracle Corp. 6.150% due 11/09/2029	11/07/2022	300	305	0.13

		$757	$904	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$617	U.S. Treasury Notes 5.000% due 08/31/2025	$(629)	$617	$617

Total Repurchase Agreements						$(629)	$617	$617

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	161

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.410%	08/17/2023	10/05/2023	$(656)	$(660)
MSC	0.250	09/29/2023	10/02/2023	(1,129)	(1,129)
UBS	5.420	08/07/2023	10/10/2023	(3,337)	(3,366)

Total Sale-Buyback Transactions					$(5,155)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$617	$0	$0	$617	$(629)	$(12)

Master Securities Forward Transaction Agreement
BPG	0	0	(660)	(660)	642	(18)
MSC	0	0	(1,129)	(1,129)	1,120	(9)
UBS	0	0	(3,366)	(3,366)	3,098	(268)

Total Borrowings and Other Financing Transactions	$617	$0	$(5,155)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(5,155)	$0	$0	$(5,155)

Total Borrowings	$0	$(5,155)	$0	$0	$(5,155)

Payable for sale-buyback financing transactions					$(5,155)

(h)	Securities with an aggregate market value of $4,860 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(10,523) at a weighted average interest rate of 5.110%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	45	$9,122	$(28)	$4	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	95	$(12,920)	$313	$156	$(156)
U.S. Treasury 10-Year Note December Futures	12/2023	67	(7,240)	154	0	(14)
U.S. Treasury 10-Year Ultra December Futures	12/2023	44	(4,909)	104	0	(10)

				$571	$156	$(180)

Total Futures Contracts				$543	$160	$(180)

162	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$	1,800	$(11)	$8	$(3)	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2027	0.729		600	(4)	10	7	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919	EUR	1,000	(6)	10	4	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.732		1,100	(154)	158	4	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.909	$	400	69	0	69	0	0

							$(106)	$186	$81	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/16/2024	JPY	2,780,000	$8	$(15)	$(7)	$0	$(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024		1,600,000	24	(20)	4	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		10,000	4	(5)	(1)	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031		2,580,000	(1)	286	285	19	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032		70,000	0	25	25	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032		49,000	0	17	17	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032		32,000	0	10	10	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		81,900	(71)	111	40	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		42,000	11	30	41	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		68,700	(111)	166	55	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		63,000	(1)	103	102	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		14,000	0	23	23	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		20,000	11	27	38	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		49,000	0	78	78	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		18,000	0	28	28	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		10,000	0	16	16	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		53,000	33	56	89	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052		28,000	0	39	39	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052		49,000	0	65	65	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	07/18/2024		$9,200	(82)	(6)	(88)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		19,000	(1,216)	(755)	(1,971)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,800	71	335	406	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	100	(1)	0	(1)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	EUR	15,900	(202)	(265)	(467)	0	(7)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,200	64	62	126	0	(7)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	5,100	(50)	(26)	(76)	3	0

							$(1,509)	$385	$(1,124)	$73	$(22)

Total Swap Agreements							$(1,615)	$571	$(1,043)	$73	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$160	$73	$233	$0	$(180)	$(22)	$(202)

(j)

Securities with an aggregate market value of $1,697 and cash of $2,062 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	163

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	12/2023	INR	553		$7	$0	$0
	03/2024	CNH	229		32	0	0

BPS	10/2023		$5,321	EUR	5,021	0	(12)
	10/2023		736	THB	26,232	0	(15)
	11/2023	EUR	5,021		$5,327	12	0

BRC	10/2023	MXN	1,262		71	0	(1)
	10/2023		$362	GBP	291	0	(7)

CBK	11/2023	PEN	282		$76	2	0
	12/2023	MXN	2		0	0	0

DUB	10/2023		$418	THB	14,852	0	(9)

GLM	10/2023	CAD	397		$296	3	0
	10/2023	MXN	176		10	0	0
	12/2023		1,814		105	2	0

JPM	12/2023	INR	1,123		13	0	0
	12/2023	SGD	1,239		913	4	0
	12/2023	TWD	5,848		185	3	0
	12/2023		$60	INR	4,983	0	(1)

MBC	10/2023	CAD	1,211		$897	6	0
	10/2023	EUR	5,145		5,562	122	0
	10/2023	GBP	8,365		10,523	317	0
	10/2023		$1,189	CAD	1,608	0	(5)
	10/2023		132	EUR	124	0	(1)
	11/2023	CAD	1,607		$1,189	5	0
	03/2024		$21	TWD	649	0	0

MYI	12/2023	TWD	2,972		$95	2	0
	03/2024	IDR	289,102		19	0	0

NGF	12/2023		$542	INR	44,725	0	(6)
	03/2024		133	TWD	4,181	0	(2)

SCX	11/2023		2,213	AUD	3,369	0	(44)
	12/2023	TWD	3,128		$99	2	0
	12/2023		$159	INR	13,251	0	0

SOG	03/2024		220	TWD	6,926	0	(2)

TOR	10/2023		9,808	GBP	8,074	43	0
	11/2023	GBP	8,074		$9,810	0	(43)
	11/2023		$1,124	JPY	158,857	0	(53)
	12/2023		173	INR	14,463	0	0

UAG	11/2023		201	JPY	28,514	0	(9)

Total Forward Foreign Currency Contracts						$523	$(210)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.863%	$3,100	$(130)	$134	$4	$0

Total Swap Agreements							$(130)	$134	$4	$0

164	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BPS	$12	$0	$0	$12	$(27)	$0	$0	$(27)	$(15)	$0	$(15)
BRC	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
CBK	2	0	0	2	0	0	0	0	2	0	2
DUB	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
GLM	5	0	0	5	0	0	0	0	5	0	5
GST	0	0	4	4	0	0	0	0	4	0	4
JPM	7	0	0	7	(1)	0	0	(1)	6	0	6
MBC	450	0	0	450	(6)	0	0	(6)	444	(320)	124
MYI	2	0	0	2	0	0	0	0	2	0	2
NGF	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
SCX	2	0	0	2	(44)	0	0	(44)	(42)	0	(42)
SOG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
TOR	43	0	0	43	(96)	0	0	(96)	(53)	241	188
UAG	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)

Total Over the Counter	$523	$0	$4	$527	$(210)	$0	$0	$(210)

(l)

Securities with an aggregate market value of $241 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$160	$160
Swap Agreements	0	1	0	0	72	73

	$0	$1	$0	$0	$232	$233

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$523	$0	$523
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$523	$0	$527

	$0	$5	$0	$523	$232	$760

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	165

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)	September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$180	$180
Swap Agreements	0	0	0	0	22	22

	$0	$0	$0	$0	$202	$202

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$210	$0	$210

	$0	$0	$0	$210	$202	$412

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$137	$137
Swap Agreements	0	40	0	0	(346)	(306)

	$0	$40	$0	$0	$(209)	$(169)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(653)	$0	$(653)
Swap Agreements	0	16	0	0	0	16

	$0	$16	$0	$(653)	$0	$(637)

	$0	$56	$0	$(653)	$(209)	$(806)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$997	$997
Swap Agreements	0	26	0	0	(133)	(107)

	$0	$26	$0	$0	$864	$890

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$757	$0	$757
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$757	$0	$759

	$0	$28	$0	$757	$864	$1,649

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$37,547	$0	$37,547
Industrials	0	23,787	0	23,787
Utilities	0	16,584	0	16,584
Municipal Bonds & Notes
Louisiana	0	751	0	751
New York	0	1,033	0	1,033
Texas	0	846	0	846
West Virginia	0	819	0	819
U.S. Government Agencies	0	136,415	0	136,415
U.S. Treasury Obligations	0	30,891	0	30,891
Non-Agency Mortgage-Backed Securities	500	34,502	50	35,052
Asset-Backed Securities	0	8,161	0	8,161
Sovereign Issues	0	2,343	0	2,343
Common Stocks
Industrials	0	0	1,051	1,051
Short-Term Instruments
Commercial Paper	0	8,179	0	8,179
Repurchase Agreements	0	617	0	617

	$500	$302,475	$1,101	$304,076

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,960	$0	$0	$1,960

Total Investments	$2,460	$302,475	$1,101	$306,036

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	156	77	0	233
Over the counter	0	527	0	527

	$156	$604	$0	$760

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(156)	(46)	0	(202)
Over the counter	0	(210)	0	(210)

	$(156)	$(256)	$0	$(412)

Total Financial Derivative Instruments	$0	$348	$0	$348

Totals	$2,460	$302,823	$1,101	$306,384

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

166	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Fund V	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.2%

CORPORATE BONDS & NOTES 8.6%

BANKING & FINANCE 2.4%

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	$15	$11

Bank of America Corp.
6.204% due 11/10/2028 •	580	583

BNP Paribas SA
1.675% due 06/30/2027 •	200	177

Boston Properties LP
6.500% due 01/15/2034	15	14

BPCE SA
2.045% due 10/19/2027 •	300	265

Brandywine Operating Partnership LP
3.950% due 11/15/2027	100	83
7.800% due 03/15/2028	100	93

Brookfield Finance, Inc.
2.724% due 04/15/2031	15	12

Citigroup, Inc.
6.019% (SOFRRATE + 0.694%) due 01/25/2026 ~(c)	15	15

Equitable Financial Life Global Funding
1.300% due 07/12/2026	15	13

European Investment Bank
3.750% due 02/14/2033	15	14

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	15	13

Host Hotels & Resorts LP
2.900% due 12/15/2031	58	45
3.375% due 12/15/2029	150	126

Kilroy Realty LP
2.650% due 11/15/2033	400	270

Manulife Financial Corp.
3.703% due 03/16/2032	15	13

Mizuho Financial Group, Inc.
5.778% due 07/06/2029 •	200	197

Morgan Stanley
0.864% due 10/21/2025 •	550	519

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029	230	194

		2,657

INDUSTRIALS 1.4%

AP Moller - Maersk AS
5.875% due 09/14/2033	500	486

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028	300	293

Hyundai Capital America
5.800% due 06/26/2025	100	99

JDE Peet’s NV
2.250% due 09/24/2031	500	372

NXP BV
3.400% due 05/01/2030	15	13

Verizon Communications, Inc.
5.050% due 05/09/2033	290	271

		1,534

UTILITIES 4.8%

AES Corp.
5.450% due 06/01/2028	700	676

Avangrid, Inc.
3.200% due 04/15/2025	15	14

Duke Energy Carolinas LLC
3.950% due 11/15/2028	500	470

EDP Finance BV
1.710% due 01/24/2028	200	169
6.300% due 10/11/2027	400	406

Enel Finance International NV
2.250% due 07/12/2031	250	189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/15/2032	$200	$181

MidAmerican Energy Co.
3.150% due 04/15/2050	100	63
3.650% due 04/15/2029	450	412

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	400	293

New York State Electric & Gas Corp.
5.650% due 08/15/2028	500	496

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	250	212

NSTAR Electric Co.
3.950% due 04/01/2030	445	407

Pacific Gas & Electric Co.
6.700% due 04/01/2053	115	108

San Diego Gas & Electric Co.
4.950% due 08/15/2028	200	195

Solar Star Funding LLC
5.375% due 06/30/2035	311	292

Southern California Edison Co.
3.450% due 02/01/2052	200	128

Southwestern Public Service Co.
3.750% due 06/15/2049	200	137

Wisconsin Electric Power Co.
4.750% due 09/30/2032	300	283

Wisconsin Power & Light Co.
4.950% due 04/01/2033	300	282

		5,413

Total Corporate Bonds & Notes (Cost $9,848)		9,604

U.S. GOVERNMENT AGENCIES 51.2%

Tennessee Valley Authority
1.500% due 09/15/2031	60	46

Uniform Mortgage-Backed Security
4.000% due 12/01/2052	12,712	11,331
4.500% due 07/01/2052 - 08/01/2053	6,590	6,061
5.000% due 05/01/2053 - 09/01/2053	23,102	21,817

Uniform Mortgage-Backed Security, TBA
3.500% due 09/01/2053 - 11/01/2053	5,400	4,649
4.000% due 10/01/2053	1,600	1,424
4.500% due 11/01/2053	8,600	7,899
5.000% due 11/01/2053	4,400	4,153

Total U.S. Government Agencies (Cost $59,438)		57,380

U.S. TREASURY OBLIGATIONS 11.3%

U.S. Treasury Bonds
3.625% due 05/15/2053	3,400	2,816
4.375% due 08/15/2043	3,300	3,079

U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2024	386	377
0.125% due 02/15/2051	352	197
0.625% due 07/15/2032	484	422
0.750% due 02/15/2045	389	283
0.875% due 02/15/2047	127	93
1.000% due 02/15/2048	174	129
1.250% due 04/15/2028	204	194
1.500% due 02/15/2053	411	341

U.S. Treasury Notes
3.875% due 05/15/2043	5,400	4,695

Total U.S. Treasury Obligations (Cost $13,786)		12,626

ASSET-BACKED SECURITIES 0.6%

Goodleap Sustainable Home Solutions Trust
6.500% due 07/20/2055	490	484

Loanpal Solar Loan Ltd.
2.470% due 12/20/2047	33	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mosaic Solar Loan Trust
5.910% due 11/20/2053	$139	$135

Total Asset-Backed Securities (Cost $650)		644

SOVEREIGN ISSUES 0.9%

Development Bank of Japan, Inc.
5.125% due 09/01/2026	500	501

Korea Electric Power Corp.
5.375% due 07/31/2026	300	299

Nederlandse Waterschapsbank NV
4.000% due 06/01/2028	200	193

Total Sovereign Issues (Cost $998)		993

SHORT-TERM INSTRUMENTS 75.6%

COMMERCIAL PAPER 2.8%

Consolidated Edison Co. of New York, Inc.
5.520% due 10/30/2023	250	249

Fidelity National Information services, Inc.
5.530% due 10/12/2023	250	249

Haleon UK Capital PLC
5.550% due 10/27/2023 (a)	250	249
5.560% due 10/03/2023	250	250

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	250	249
5.560% due 10/24/2023	250	249
5.560% due 10/26/2023	250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	300	300

Marriott International, Inc.
5.540% due 10/20/2023	300	299

Oracle Corp.
5.510% due 10/23/2023	250	249

Southern California Edison
5.550% due 10/02/2023	300	300
5.550% due 10/04/2023	300	300

		3,192

REPURCHASE AGREEMENTS (d) 72.8%
		81,500

Total Short-Term Instruments (Cost $84,694)		84,692

Total Investments in Securities (Cost $169,414)		165,939

Total Investments 148.2% (Cost $169,414)		$165,939

Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $238)		43

Other Assets and Liabilities, net (48.2)%		(54,019)

Net Assets 100.0%		$111,963

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	167

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	6.019%	01/25/2026	01/18/2022	$ 15	$15	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.360%	09/29/2023	10/02/2023	$38,100	U.S. Treasury Notes 1.875% due 07/31/2026	$(38,865)	$38,100	$38,117
	5.370	09/29/2023	10/02/2023	5,700	Ginnie Mae 5.500% due 10/20/2052	(6,010)	5,700	5,703
	5.370	10/02/2023	10/03/2023	37,700	U.S. Treasury Notes 2.250% due 04/30/2024	(38,482)	37,700	37,700

Total Repurchase Agreements						$(83,357)	$81,500	$81,520

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$81,520	$0	$0	$81,520	$(83,357)	$(1,837)

Total Borrowings and Other Financing Transactions	$81,520	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(67) at a weighted average interest rate of 5.270%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2024	29	$6,874	$(2)	$1	$0
U.S. Treasury 2-Year Note December Futures	12/2023	70	14,190	(34)	7	0
U.S. Treasury 5-Year Note December Futures	12/2023	94	9,904	(77)	15	0
U.S. Treasury 10-Year Note December Futures	12/2023	116	12,535	(237)	23	0

				$(350)	$46	$0

168	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	29	$(6,894)	$3	$0	$(1)
30-Day Fed Fund October Futures	10/2023	7	(2,762)	(1)	0	0
Japan Government 10-Year Bond December Futures	12/2023	2	(1,940)	13	5	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	18	(2,008)	37	1	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	2	(237)	13	0	(1)

				$65	$6	$(6)

Total Futures Contracts				$(285)	$52	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.919%	EUR	300	$1	$0	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-40 5-Year Index	0.000%	Quarterly	06/20/2028	$	1,950	$54	$(20)	$34	$0	$(5)
CDX.HY-41 5-Year Index	0.000	Quarterly	12/20/2028		2,400	22	1	23	0	(5)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		1,350	20	(2)	18	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		4,600	58	(1)	57	0	(1)

						$154	$(22)	$132	$0	$(11)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200%	Annual	12/15/2041	JPY	110,000	$99	$44	$143	$6	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		20,000	2	9	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	2,400	42	22	64	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		500	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		2,700	60	17	77	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		200	(1)	(1)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	200	(2)	(1)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	EUR	2,200	(37)	(27)	(64)	0	(1)
Receive	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,000	29	28	57	0	(3)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	3,600	(41)	(13)	(54)	2	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025		300	0	(1)	(1)	0	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025		1,000	0	(4)	(4)	1	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025		4,400	(70)	(6)	(76)	3	0

							$81	$65	$146	$13	$(6)

Total Swap Agreements							$236	$43	$279	$13	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$52	$13	$65	$0	$(6)	$(17)	$(23)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	169

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Cash of $1,519 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2023	EUR	472		$519	$19	$0
	11/2023		$347	AUD	534	0	(3)
	12/2023		75	INR	6,211	0	0

BPS	10/2023		496	THB	17,676	0	(10)

CBK	11/2023	CAD	265		$198	2	0

JPM	11/2023		38		28	0	0
	11/2023	GBP	525		670	30	0
	11/2023		$183	JPY	26,100	0	(7)
	12/2023	SGD	544		$401	2	0
	12/2023		$100	INR	8,389	0	0

SCX	12/2023		151		12,630	0	0

UAG	11/2023	GBP	109		$138	5	0
	11/2023		$1,072	AUD	1,630	0	(23)
	11/2023		355	JPY	50,324	0	(16)

Total Forward Foreign Currency Contracts						$58	$(59)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC GBP versus USD	$1.200	09/26/2024	300	$10	$9

Total Purchased Options					$10	$9

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD	$1.100	09/26/2024	600	$(6)	$(5)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	100	$ (1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	(1)	(1)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	100	0	0

170	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070%	10/05/2023	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	100	0	(1)

							$(2)	$(2)

Total Written Options							$(8)	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$19	$0	$0	$19	$(3)	$0	$0	$(3)	$16	$0	$16
BPS	0	0	0	0	(10)	(1)	0	(11)	(11)	0	(11)
CBK	2	0	0	2	0	0	0	0	2	0	2
GLM	0	9	0	9	0	(5)	0	(5)	4	0	4
JPM	32	0	0	32	(7)	(1)	0	(8)	24	0	24
UAG	5	0	0	5	(39)	0	0	(39)	(34)	0	(34)

Total Over the Counter	$58	$9	$0	$67	$(59)	$(7)	$0	$(66)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	0	0	0	13	13

	$0	$0	$0	$0	$65	$65

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$58	$0	$58
Purchased Options	0	0	0	9	0	9

	$0	$0	$0	$67	$0	$67

	$0	$0	$0	$67	$65	$132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	11	0	0	6	17

	$0	$11	$0	$0	$12	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$59	$0	$59
Written Options	0	0	0	5	2	7

	$0	$0	$0	$64	$2	$66

	$0	$11	$0	$64	$14	$89

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	171

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(941)	$(941)
Swap Agreements	0	65	0	0	15	80

	$0	$65	$0	$0	$(926)	$(861)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(59)	$0	$(59)
Written Options	0	0	0	0	6	6

	$0	$0	$0	$(59)	$6	$(53)

	$0	$65	$0	$(59)	$(920)	$(914)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(285)	$(285)
Swap Agreements	0	(22)	0	0	65	43

	$0	$(22)	$0	$0	$(220)	$(242)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2)	$0	$(2)
Purchased Options	0	0	0	(2)	0	(2)
Written Options	0	0	0	2	0	2

	$0	$0	$0	$(2)	$0	$(2)

	$0	$(22)	$0	$(2)	$(220)	$(244)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,657	$0	$2,657
Industrials	0	1,534	0	1,534
Utilities	0	5,413	0	5,413
U.S. Government Agencies	0	57,380	0	57,380
U.S. Treasury Obligations	0	12,626	0	12,626
Asset-Backed Securities	0	644	0	644
Sovereign Issues	0	993	0	993
Short-Term Instruments
Commercial Paper	0	3,192	0	3,192
Repurchase Agreements	0	81,500	0	81,500

Total Investments	$0	$165,939	$0	$165,939

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5	$60	$0	$65
Over the counter	0	67	0	67

	$5	$127	$0	$132

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(23)	0	(23)
Over the counter	0	(66)	0	(66)

	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$5	$38	$0	$43

Totals	$5	$165,977	$0	$165,982

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

172	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Total Return ESG Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.0%

CORPORATE BONDS & NOTES 37.4%

BANKING & FINANCE 20.4%

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$6,800	$4,949

Asian Development Bank
4.700% due 03/12/2024	MXN	215,000	11,931
6.000% due 02/05/2026	BRL	54,800	10,151
6.550% due 01/26/2025	ZAR	192,000	9,790

Bank of America Corp.
0.981% due 09/25/2025 •		$12,700	12,033

Bank of Nova Scotia
0.650% due 07/31/2024		4,300	4,118

BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,126
3.099% due 01/01/2030		3,400	2,731

BNP Paribas SA
1.675% due 06/30/2027 •		10,000	8,862

Boston Properties LP
2.550% due 04/01/2032		1,100	795
6.500% due 01/15/2034		85	81

Brookfield Finance, Inc.
2.724% due 04/15/2031		17,900	14,234

Canadian Imperial Bank of Commerce
0.950% due 10/23/2025		8,700	7,892

Citigroup, Inc.
0.776% due 10/30/2024 •		5,800	5,773
1.281% due 11/03/2025 •		4,100	3,874
2.014% due 01/25/2026 •(g)		6,500	6,140
6.019% (SOFRRATE + 0.694%) due 01/25/2026 ~(g)		6,500	6,476

Community Preservation Corp.
2.867% due 02/01/2030		15,000	12,480

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	9,770
1.106% due 02/24/2027 •		8,200	7,286

Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031		10,000	8,162

CPI Property Group SA
2.750% due 01/22/2028	GBP	8,500	7,373

CTP NV
0.625% due 09/27/2026	EUR	6,500	5,862

Digital Dutch Finco BV
1.500% due 03/15/2030		4,300	3,676

Equitable Financial Life Global Funding
1.300% due 07/12/2026		$8,300	7,262

ERP Operating LP
4.150% due 12/01/2028		1,900	1,784

European Bank for Reconstruction & Development
1.625% due 09/27/2024		13,300	12,787

European Investment Bank
1.625% due 10/09/2029		5,650	4,776
2.375% due 05/24/2027		10,000	9,212
2.875% due 06/13/2025		10,500	10,099
3.300% due 02/03/2028	AUD	3,400	2,072
3.750% due 02/14/2033		$4,000	3,715

Globalworth Real Estate Investments Ltd.
2.950% due 07/29/2026	EUR	4,700	3,828

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		$6,200	5,448

HAT Holdings LLC
3.750% due 09/15/2030		675	517

Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,232
3.500% due 09/15/2030		3,100	2,573

HSBC USA, Inc.
5.625% due 03/17/2025		3,900	3,878

ING Groep NV
1.400% due 07/01/2026 •		6,300	5,793
4.625% due 01/06/2026		5,300	5,137

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	126,000	6,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Finance Corp.
8.000% due 10/09/2023	IDR	150,000,000	$9,709

JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,800	13,493
0.768% due 08/09/2025 •		8,300	7,908

Kilroy Realty LP
2.650% due 11/15/2033		7,900	5,338

Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,567
3.711% due 07/01/2029		4,300	3,786

Manulife Financial Corp.
3.703% due 03/16/2032		12,000	10,511

Mitsubishi UFJ Financial Group, Inc.
6.282% (SOFRRATE + 0.940%) due 02/20/2026 ~		3,100	3,102

Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,252
5.778% due 07/06/2029 •		$3,500	3,453

Norinchukin Bank
2.080% due 09/22/2031		2,900	2,248
5.430% due 03/09/2028		4,400	4,357

Piedmont Operating Partnership LP
3.150% due 08/15/2030		12,400	8,743

PNC Financial Services Group, Inc.
4.758% due 01/26/2027 •		4,300	4,181

Principal Life Global Funding
1.250% due 08/16/2026		5,800	5,081

Shriram Finance Ltd.
4.400% due 03/13/2024		8,200	8,093

Standard Chartered PLC
1.214% due 03/23/2025 •		12,500	12,226

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		5,000	4,216

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	11,816
5.500% due 03/09/2028		3,600	3,570

Visa, Inc.
0.750% due 08/15/2027		4,100	3,505

WP Carey, Inc.
2.450% due 02/01/2032		7,600	5,740

			390,762

INDUSTRIALS 6.5%

AP Moller - Maersk AS
5.875% due 09/14/2033		2,500	2,431

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029	EUR	9,100	7,331

Autodesk, Inc.
2.400% due 12/15/2031		$5,000	3,944

California Endowment
2.498% due 04/01/2051		6,900	4,021

Continental Wind LLC
6.000% due 02/28/2033		4,658	4,661

Doris Duke Charitable Foundation
2.345% due 07/01/2050		12,500	6,943

Ford Foundation
2.815% due 06/01/2070		7,975	4,390

General Mills, Inc.
6.580% (TSFR3M + 1.272%) due 10/17/2023 ~		600	600

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		4,700	4,584

Hyundai Capital America
5.800% due 06/26/2025		3,300	3,287

John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030		13,400	10,016

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		5,628	4,688

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		13,600	10,500

Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000	4,741

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031		$4,400	$3,379

Mather Foundation
2.675% due 10/01/2031		9,600	7,685

NTT Finance Corp.
4.142% due 07/26/2024		2,600	2,564
4.239% due 07/25/2025		3,400	3,309

NXP BV
5.000% due 01/15/2033		5,000	4,603

ReNew Pvt Ltd.
5.875% due 03/05/2027		3,754	3,491

S&P Global, Inc.
2.700% due 03/01/2029		2,200	1,925

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	10,000	9,279

Weir Group PLC
2.200% due 05/13/2026		$19,000	17,083

			125,455

UTILITIES 10.5%

Adani Green Energy UP Ltd.
6.250% due 12/10/2024		3,250	3,112

AES Corp.
1.375% due 01/15/2026		2,000	1,782
2.450% due 01/15/2031		9,500	7,314
5.450% due 06/01/2028		900	869

Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,700
3.200% due 04/15/2025		6,300	6,025

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		2,000	1,875

Clearway Energy Operating LLC
4.750% due 03/15/2028		4,000	3,582

DTE Electric Co.
1.900% due 04/01/2028		14,350	12,421

Duke Energy Carolinas LLC
3.950% due 11/15/2028		4,000	3,757

Duke Energy Florida LLC
2.500% due 12/01/2029		4,900	4,159

EDP Finance BV
1.710% due 01/24/2028		9,000	7,597
6.300% due 10/11/2027		3,450	3,502

Electricite de France SA
3.625% due 10/13/2025		3,600	3,460

Enel Finance International NV
1.375% due 07/12/2026		5,600	4,948
1.875% due 07/12/2028		2,700	2,241
2.250% due 07/12/2031		500	378
4.625% due 06/15/2027		5,700	5,439
5.000% due 06/15/2032		5,700	5,162

India Green Energy Holdings
5.375% due 04/29/2024		4,700	4,625

MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	5,018
3.650% due 04/15/2029		6,000	5,488

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		9,100	6,674

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	14,652
2.200% due 12/02/2026	AUD	10,300	6,041

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$14,500	11,311

Pacific Gas & Electric Co.
6.700% due 04/01/2053		8,600	8,096

Pattern Energy Operations LP
4.500% due 08/15/2028		3,000	2,609

Public Service Electric & Gas Co.
3.100% due 03/15/2032		8,400	7,073

ReNew Wind Energy AP2
4.500% due 07/14/2028		5,000	4,207

San Diego Gas & Electric Co.
4.950% due 08/15/2028		4,300	4,189

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	173

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SCE Recovery Funding LLC
4.697% due 06/15/2042	$2,200	$2,051

Solar Star Funding LLC
5.375% due 06/30/2035	5,210	4,887

Southern California Edison Co.
2.500% due 06/01/2031	100	80
2.750% due 02/01/2032	14,700	11,767
3.650% due 06/01/2051	1,900	1,264

Southern Power Co.
0.900% due 01/15/2026	10,000	8,968

Verizon Communications, Inc.
2.850% due 09/03/2041	5,800	3,754

		202,077

Total Corporate Bonds & Notes (Cost $838,616)		718,294

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037	2,000	1,735

California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035	2,100	1,533

San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
2.082% due 11/01/2024	520	501

		3,769

MICHIGAN 0.1%

University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052	3,100	2,237

NEW YORK 0.1%

New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	175
1.477% due 11/01/2027	300	258
1.577% due 05/01/2028	500	424
1.677% due 11/01/2028	875	734

		1,591

Total Municipal Bonds & Notes (Cost $9,595)		7,597

U.S. GOVERNMENT AGENCIES 55.2%

Fannie Mae
2.349% due 01/25/2031 ~(a)	45,165	3,705
3.000% due 05/01/2028	1,257	1,177
3.599% due 01/01/2035 •	35	34
4.010% due 12/01/2028	7,868	7,447
4.319% due 03/01/2033 •	1	1
4.573% due 04/01/2038 •	21	20
4.776% due 09/01/2035 •	8	8
4.780% due 05/25/2035 ~	19	19
4.977% due 04/01/2038 •	8	8
5.152% due 04/01/2038 •	5	5
5.211% due 06/25/2055 •	646	624
5.419% due 09/01/2034 •	19	19
5.462% due 07/25/2037 •	100	97
5.487% due 07/01/2034 •	1	1
5.630% due 07/01/2044 •	20	19
5.679% due 05/25/2037 •	3	3
5.715% due 08/01/2035 •	55	54
5.751% due 07/01/2035 •	101	100
5.789% due 03/25/2037 •	7	7
6.000% due 08/01/2032	2	1
6.094% due 09/01/2037 •	5	5
6.500% due 06/25/2044	18	18
7.210% due 08/01/2035 •	123	123
7.500% due 02/01/2027	6	6

Freddie Mac
0.826% due 02/25/2031	1,185	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.147% due 08/25/2029 ~(a)	$24,649	$1,090
1.252% due 09/25/2030 ~(a)	60,899	3,612
1.783% due 06/25/2034	15,000	11,152
3.500% due 12/01/2047 - 05/01/2048	18,151	15,947
4.000% due 08/01/2030 - 06/01/2048	571	520
4.471% due 08/15/2032 ~	5	5
4.495% due 04/01/2038 •	5	5
4.500% due 02/01/2029 - 02/01/2035	168	164
4.773% due 12/15/2042 •	2,681	2,591
5.000% due 10/01/2039	10	10
5.500% due 01/01/2034 - 01/01/2039	206	206
5.877% due 07/01/2030 •	2	2
6.000% due 09/01/2027 - 05/01/2040	790	802
6.138% due 10/15/2037 •	5	5
6.500% due 05/15/2032	676	684
7.000% due 02/15/2027 - 07/01/2029	64	64
7.500% due 09/01/2025	1	1

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 08/20/2025 ~	2	2
2.625% due 07/20/2027 - 08/20/2027 •	4	4
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	8	9
2.750% due 12/20/2026 •	1	1
3.500% due 08/15/2045 - 08/20/2049	15,947	14,201
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	2	2
3.625% due 02/20/2032 •	84	83
4.000% due 09/20/2040 - 07/20/2048	19,566	17,766
4.646% due 11/20/2067 •	1,441	1,442
5.000% due 03/15/2033 - 05/15/2042	237	233
5.431% due 06/20/2067 •	2,516	2,511
5.616% due 06/20/2067 •	1,554	1,548
5.744% due 10/20/2043 •	1,093	1,023
5.794% due 05/20/2047 •	356	330
5.924% due 05/20/2065 •	582	578
6.000% due 04/15/2037	30	30
6.012% due 05/20/2066 •	108	107
6.152% due 02/20/2066 •	213	212
6.232% due 09/20/2066 •	2,698	2,684
6.464% due 04/20/2067 •	1,195	1,191
7.000% due 02/20/2032	2	3

Ginnie Mae, TBA
4.000% due 10/01/2053	2,000	1,811
5.000% due 10/01/2053	3,000	2,855

Tennessee Valley Authority
1.500% due 09/15/2031	7,800	6,034

U.S. Small Business Administration
5.520% due 06/01/2024	21	21

Uniform Mortgage-Backed Security
2.500% due 07/01/2050	8,605	6,884
3.000% due 04/01/2034 - 07/01/2052	31,968	26,814
3.500% due 10/01/2025 - 09/01/2053	5,647	4,886
4.000% due 10/01/2024 - 09/01/2053	95,143	84,848
4.500% due 10/01/2023 - 09/01/2053	114,098	104,861
5.000% due 02/01/2038 - 07/01/2053	86,155	81,370
5.500% due 01/01/2025 - 08/01/2053	12,004	11,761
6.000% due 09/01/2028 - 09/01/2039	700	705
6.500% due 01/01/2026 - 01/01/2029	2	2

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2053	18,800	14,948
3.000% due 11/01/2053	268,600	222,466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 11/01/2053	$168,700	$145,227
4.000% due 10/01/2053 - 11/01/2053	58,949	52,531
4.500% due 11/01/2053	20,750	19,059
5.000% due 10/01/2053 - 11/01/2053	98,700	93,142
5.500% due 11/01/2053	62,300	60,195
6.000% due 11/01/2053	15,600	15,389
6.500% due 11/01/2053	9,400	9,437

Total U.S. Government Agencies (Cost $1,109,126)		1,060,549

U.S. TREASURY OBLIGATIONS 17.8%

U.S. Treasury Bonds
1.375% due 11/15/2040	47,800	28,310
1.375% due 08/15/2050 (k)	1,400	684
1.750% due 08/15/2041	24,400	15,205
2.000% due 11/15/2041 (k)	4,000	2,597
2.000% due 02/15/2050	9,200	5,371
2.250% due 08/15/2049 (m)	400	249
2.250% due 02/15/2052	27,100	16,639
2.375% due 02/15/2042	21,700	15,006
2.500% due 02/15/2045 (k)	1,900	1,291
2.875% due 05/15/2043 (k)	3,900	2,891
2.875% due 05/15/2049	8,900	6,351
2.875% due 05/15/2052	400	284
3.000% due 05/15/2042 (k)(m)	700	536
3.000% due 11/15/2044 (m)	2,100	1,568
3.000% due 05/15/2045	20,800	15,454
3.000% due 02/15/2049	500	366
3.125% due 02/15/2043	12,100	9,370
3.125% due 08/15/2044 (m)	3,200	2,446
3.250% due 05/15/2042	97,900	78,035
3.375% due 08/15/2042	23,900	19,370
3.375% due 05/15/2044 (k)	1,500	1,197
3.625% due 02/15/2044 (m)	2,200	1,830
3.750% due 11/15/2043 (k)	7,600	6,453
4.000% due 11/15/2042	8,800	7,812
4.375% due 08/15/2043 (i)	23,600	22,022

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (k)	20,302	17,249
0.125% due 01/15/2032 (k)	5,624	4,715
0.125% due 02/15/2051	1,174	655
0.125% due 02/15/2052	1,208	665
0.250% due 02/15/2050	3,805	2,244
0.625% due 07/15/2032	2,946	2,569
0.625% due 02/15/2043	931	677
0.750% due 02/15/2045	11,683	8,503
0.875% due 02/15/2047	1,900	1,387
1.000% due 02/15/2049	1,336	988
1.250% due 04/15/2028	6,624	6,301
1.375% due 02/15/2044	2,754	2,306
1.500% due 02/15/2053	6,273	5,196

U.S. Treasury Notes
3.875% due 05/15/2043	19,000	16,521
2.875% due 05/15/2032 (k)(m)	9,868	8,664

U.S. Treasury STRIPS
0.000% due 02/15/2042 (d)	2,300	903
0.000% due 08/15/2042 (d)	2,900	1,113

Total U.S. Treasury Obligations (Cost $439,518)		341,993

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	766	640

BAMLL Commercial Mortgage Securities Trust
6.497% due 09/15/2038 •	6,000	5,690

Banc of America Mortgage Trust
6.000% due 05/25/2037	1,187	905

BCAP LLC Trust
4.534% due 03/26/2037 þ	71	69

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	289	213

Beast Mortgage Trust
6.497% due 03/15/2036 •	7,500	6,549

174	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •		$8,121	$7,211

BSREP Commercial Mortgage Trust
6.397% due 08/15/2038 •		9,851	9,248

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 04/25/2037 •		2,314	660

DBWF Mortgage Trust
6.508% due 12/19/2030 •		1,000	994

DC Office Trust
2.965% due 09/15/2045		11,900	9,428

DOLP Trust
2.956% due 05/10/2041		8,600	6,568

DROP Mortgage Trust
6.596% due 10/15/2043 •		6,850	6,400

Extended Stay America Trust
6.526% due 07/15/2038 •		19,105	18,942

GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •		8,100	6,398

Gemgarto PLC
5.809% due 12/16/2067 •	GBP	3,453	4,193

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$5,300	3,710

GSMPS Mortgage Loan Trust
5.834% due 04/25/2036 •		1,076	879

GSR Mortgage Loan Trust
3.841% due 03/25/2047 ^~		983	631

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~		1	1

IndyMac INDX Mortgage Loan Trust
3.378% due 01/25/2036 ^~		421	367

JP Morgan Chase Commercial Mortgage Securities Trust
6.207% due 06/15/2038 •		8,105	7,911
6.246% due 04/15/2038 •		10,772	10,659

JP Morgan Mortgage Trust
6.500% due 07/25/2036 ^		2,143	801

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		5,800	4,072

Lehman Mortgage Trust
6.000% due 09/25/2037 ^		556	501

Morgan Stanley Bank of America Merrill Lynch Trust
3.150% due 03/15/2048		1,165	1,137

Morgan Stanley Capital Trust
6.616% due 12/15/2038 •		1,800	1,682

MortgageIT Mortgage Loan Trust
5.894% due 04/25/2036 •		533	494

One New York Plaza Trust
6.397% due 01/15/2036 •		5,000	4,758

Residential Accredit Loans, Inc. Trust
5.814% due 07/25/2036 •		836	770

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		11,000	10,016

SLG Office Trust
0.258% due 07/15/2041 ~(a)		156,137	2,212

Starwood Mortgage Trust
6.497% due 04/15/2034 •		11,500	11,333

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •		572	189

SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	7,790
2.850% due 02/12/2041		1,700	1,243

Thornburg Mortgage Securities Trust
4.830% due 10/25/2046 •		331	307

VASA Trust
6.347% due 07/15/2039 •		10,400	9,131

WaMu Mortgage Pass-Through Certificates Trust
3.624% due 12/25/2036 ^~		451	383
4.306% due 03/25/2037 ~		481	431

Total Non-Agency Mortgage-Backed Securities (Cost $187,952)			165,516

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.2%

Bear Stearns Asset-Backed Securities Trust
5.009% due 05/25/2035 •	$672	$666
5.754% due 08/25/2036 •	202	191

College Avenue Student Loans LLC
6.634% due 12/26/2047 •	890	882

Countrywide Asset-Backed Certificates Trust
5.894% due 05/25/2037 •	1,825	1,656

FHF Trust
4.430% due 01/18/2028	6,084	5,964
6.570% due 06/15/2028	3,169	3,137

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	8,786	6,564
2.700% due 01/20/2049	4,192	3,275
4.000% due 04/20/2049	6,644	5,716
5.520% due 02/22/2055	3,145	2,923

Goodleap Sustainable Home Solutions Trust
6.500% due 07/20/2055	1,716	1,693

GSAMP Trust
5.504% due 12/25/2036 •	252	122

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	5,000	4,920
5.570% due 09/25/2029	3,000	2,927

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •	200	62

JP Morgan Mortgage Acquisition Corp.
2.931% due 10/25/2035 ^•	1,187	1,153

LCM LP
6.628% due 10/20/2027 •	23	23

Lehman XS Trust
5.043% due 01/25/2036 ^þ	2,726	2,311

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048	11,161	8,071

MF1 Ltd.
6.677% due 02/19/2037 •	7,731	7,596

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •	2,631	1,169
5.734% due 06/25/2036 •	545	462
6.684% due 07/25/2037 •	400	332

Morgan Stanley IXIS Real Estate Capital Trust
5.584% due 11/25/2036 •	8,015	2,812

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •	264	76

Mosaic Solar Loan Trust
2.640% due 01/20/2053	10,265	8,519
5.910% due 11/20/2053	1,897	1,853

New Century Home Equity Loan Trust
8.434% due 01/25/2033 ^•	663	549

Option One Mortgage Loan Trust
5.654% due 02/25/2037 •	3,436	1,726

Ready Capital Mortgage Financing LLC
7.872% due 10/25/2039 •	5,292	5,333

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	3,359	1,129

Service Experts Issuer
2.670% due 02/02/2032	5,146	4,684

Sunnova Helios Issuer LLC
5.300% due 05/20/2050	2,154	2,062

Sunnova Sol Issuer LLC
2.790% due 02/22/2049	12,326	10,522
5.400% due 04/30/2058	1,992	1,882

Sunrun Demeter Issuer
2.270% due 01/30/2057	15,289	12,116

Tesla Auto Lease Trust
5.860% due 08/20/2025	2,000	1,998

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	2,000	1,956

Total Asset-Backed Securities (Cost $136,250)		119,032

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.3%

BNG Bank NV
3.500% due 05/19/2028		$4,000	$3,781

European Union
0.400% due 02/04/2037	EUR	10,500	7,373

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (e)		5,516	5,667

Japan International Cooperation Agency
2.750% due 04/27/2027		$4,500	4,147

Korea Housing Finance Corp.
4.625% due 02/24/2028		5,000	4,830

Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		11,000	10,308
4.000% due 06/01/2028		3,400	3,286

Province of Ontario
1.550% due 11/01/2029	CAD	33,500	20,671
2.650% due 02/05/2025		24,325	17,338

Province of Quebec
2.600% due 07/06/2025		19,600	13,841

Sweden Government International Bond
0.125% due 09/09/2030	SEK	155,000	11,785

Total Sovereign Issues (Cost $123,931)			103,027

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(f)		4,900,000	4,594

Total Preferred Securities (Cost $4,900)			4,594

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.9%

COMMERCIAL PAPER 0.8%

Haleon UK Capital PLC
5.550% due 10/27/2023 (b)		$3,900	3,883
5.560% due 10/03/2023		1,400	1,399

Humana, Inc.
5.550% due 10/23/2023		3,900	3,885

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		4,550	4,547

Walgreens Boots Alliance, Inc.
6.050% due 10/13/2023		1,000	998

			14,712

REPURCHASE AGREEMENTS (h) 5.5%
			105,932

U.S. TREASURY BILLS 0.6%
5.442% due 10/05/2023 - 12/28/2023 (b)(c)(d)(m)		11,091	10,983

Total Short-Term Instruments (Cost $131,635)			131,627

Total Investments in Securities (Cost $2,981,523)			2,652,229

Total Investments 138.0% (Cost $2,981,523)			$2,652,229

Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $11,825)			4,756

Other Assets and Liabilities, net (38.2)%			(734,756)

Net Assets 100.0%			$1,922,229

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	175

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.014%	01/25/2026	01/18/2022	$ 6,500	$6,140	0.32%
Citigroup, Inc.	6.019	01/25/2026	01/18/2022	6,500	6,476	0.34

				$ 13,000	$12,616	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	5.360%	09/29/2023	10/02/2023	$22,200	U.S. Treasury Bonds 3.000% due 02/15/2048	$(22,665)	$22,200	$22,210
BPS	5.330	10/02/2023	10/03/2023	37,000	U.S. Treasury Notes 1.250% due 05/31/2028	(37,782)	37,000	37,000
FICC	2.600	09/29/2023	10/02/2023	2,732	U.S. Treasury Notes 0.250% due 09/30/2025	(2,786)	2,732	2,732
SAL	5.330	09/29/2023	10/02/2023	44,000	U.S. Treasury Notes 0.375% due 01/31/2026	(44,854)	44,000	44,020

Total Repurchase Agreements						$(108,087)	$105,932	$105,962

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	(0.270)%	09/29/2023	10/02/2023	$(22,178)	$(22,177)

Total Sale-Buyback Transactions					$(22,177)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2053	$9,600	$(7,503)	$(7,304)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2053	4,700	(4,054)	(4,042)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2053	18,349	(16,388)	(16,338)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2053	20,750	(19,090)	(19,053)

Total Short Sales (2.4)%				$(47,035)	$(46,737)

176	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$22,210	$0	$0	$22,210	$(22,665)	$(455)
BPS	37,000	0	0	37,000	(37,782)	(782)
FICC	2,732	0	0	2,732	(2,786)	(54)
SAL	44,020	0	0	44,020	(44,854)	(834)

Master Securities Forward Transaction Agreement
BCY	0	0	(22,177)	(22,177)	22,022	(155)

Total Borrowings and Other Financing Transactions	$105,962	$0	$(22,177)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(22,177)	$0	$0	$(22,177)

Total Borrowings	$0	$(22,177)	$0	$0	$(22,177)

Payable for sale-buyback financing transactions					$(22,177)

(i)	Securities with an aggregate market value of $22,022 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(6,696) at a weighted average interest rate of 2.334%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	25	$25	$(9)	$(12)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	25	25	(8)	(5)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	9	23	(17)	(50)

Total Written Options					$(34)	$(67)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	618	$146,080	$(3,255)	$8	$(83)
3-Month SOFR Active Contract June Futures	09/2024	856	202,904	(55)	21	0
U.S. Treasury 2-Year Note December Futures	12/2023	231	46,826	(129)	23	0

				$(3,439)	$52	$(83)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	177

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	856	$(203,493)	$104	$0	$(43)
30-Day Fed Fund October Futures	10/2023	145	(57,203)	(17)	0	(2)
Australia Government 10-Year Bond December Futures	12/2023	60	(4,320)	116	36	0
Euro-Bund December Futures	12/2023	709	(96,427)	2,308	1,162	(1,162)
Japan Government 10-Year Bond December Futures	12/2023	23	(22,310)	174	85	0
U.S. Treasury 5-Year Note December Futures	12/2023	976	(102,831)	786	0	(152)
U.S. Treasury 10-Year Note December Futures	12/2023	696	(75,212)	1,207	0	(141)
U.S. Treasury 10-Year Ultra December Futures	12/2023	721	(80,437)	1,885	17	(159)

				$6,563	$1,300	$(1,659)

Total Futures Contracts				$3,124	$1,352	$(1,742)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$8,600	$(54)	$41	$(13)	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/15/2052	GBP	1,800	$178	$1,050	$1,228	$18	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		100	(5)	3	(2)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(36)	(36)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		900,000	194	(251)	(57)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		100,000	(51)	97	46	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		290,000	(99)	260	161	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		150,000	(72)	144	72	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		67,300	(28)	64	36	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,256,100	930	2,276	3,206	170	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		150,000	0	121	121	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		1,650,000	(14)	1,925	1,911	121	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	$	59,300	0	(407)	(407)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		35,700	0	10	10	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		91,800	1,592	860	2,452	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		13,100	(2)	129	127	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		56,400	1,236	362	1,598	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		20,000	(69)	(2,017)	(2,086)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		40,000	(152)	(3,411)	(3,563)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		14,500	(75)	(798)	(873)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		4,300	(9)	(131)	(140)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		4,200	(15)	(225)	(240)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		3,500	(12)	(216)	(228)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		1,600	(4)	(82)	(86)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		900	(3)	(25)	(28)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		41,600	4,156	3,961	8,117	0	(66)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		4,500	(16)	(313)	(329)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		2,000	(6)	(101)	(107)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,300	(5)	(55)	(60)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		1,400	(6)	(58)	(64)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,600	(14)	(140)	(154)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		2,000	(7)	(72)	(79)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,700	(13)	(102)	(115)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		5,200	(19)	(120)	(139)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		4,200	(17)	(20)	(37)	7	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		2,000	(8)	(11)	(19)	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,100	(12)	(13)	(25)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,200	8,745	9,674	18,419	0	(149)
Pay(5)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	2,800	(5)	(20)	(25)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		8,800	(91)	(24)	(115)	1	(22)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(1,624)	(1,688)	3	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		3,800	(85)	(128)	(213)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,600	(14)	(10)	(24)	0	(24)

178	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month EUR-EURIBOR	3.000%	Annual	03/20/2034	EUR	103,750	$(1,376)	$(1,672)	$(3,048)	$0	$(49)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	3,325	3,823	12	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		17,100	496	482	978	0	(54)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	139,100	(1,576)	(497)	(2,073)	77	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025		11,900	0	(38)	(38)	8	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025		29,900	0	(124)	(124)	19	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025		88,300	(1,380)	(152)	(1,532)	55	0

							$12,701	$11,850	$24,551	$654	$(440)

Total Swap Agreements							$12,647	$11,891	$24,538	$654	$(441)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,367	$654	$2,021	$(67)	$(1,742)	$(441)	$(2,250)

(k)

Securities with an aggregate market value of $10,549 and cash of $22,767 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $15 for closed futures is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CAD	73,086		$53,694	$0	$(115)
	11/2023	EUR	436		475	14	0
	11/2023		$1,022	EUR	930	0	(37)
	11/2023	ZAR	103,878		$5,428	0	(34)
	12/2023		$37	INR	3,116	0	0

BPS	10/2023		6,138	THB	218,748	0	(122)
	10/2023	ZAR	67,822		$3,605	46	(19)
	11/2023		$5,139	EUR	4,753	0	(105)
	03/2024	IDR	24,464,152		$1,587	10	0
	03/2024		$1,088	TWD	34,289	0	(11)

BRC	11/2023		2,250	GBP	1,784	0	(73)

CBK	10/2023	BRL	55,726		$11,535	449	0
	10/2023		$11,128	BRL	55,726	0	(42)
	11/2023	GBP	3,241		$4,129	174	0
	11/2023	SEK	140,249		13,206	347	0
	11/2023		$2,735	EUR	2,550	0	(34)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	179

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	10/2023		$3,483	THB	123,848	$0	$(77)
	11/2023	EUR	35,910		$39,611	1,577	0
	11/2023	SEK	11,039		1,042	30	0

GLM	10/2023	BRL	55,799		11,143	42	0
	10/2023	CAD	4,010		2,986	34	0
	10/2023	MXN	199,611		11,407	0	(22)
	10/2023		$11,467	BRL	55,799	0	(366)
	11/2023	BRL	56,045		$11,467	366	0
	03/2024	IDR	32,806,631		2,137	22	0

JPM	11/2023	GBP	21,804		27,805	1,196	0
	11/2023	ZAR	20,177		1,054	0	(7)
	12/2023	MXN	398		23	0	0
	12/2023	SGD	10,697		7,884	31	0
	12/2023	TWD	40,847		1,292	18	0
	12/2023		$555	INR	45,819	0	(5)
	03/2024	CNH	857		$119	0	0

MBC	10/2023		$57,015	CAD	77,095	0	(254)
	10/2023	ZAR	48		$3	0	0
	11/2023	CAD	77,064		57,015	254	0
	11/2023	ZAR	115,155		5,999	0	(58)

MYI	10/2023	AUD	23,381		14,997	0	(36)
	10/2023		$3,411	AUD	5,287	0	(12)
	11/2023		15,013		23,381	35	0
	11/2023		1,106	JPY	163,900	0	(2)
	11/2023	ZAR	594		$31	0	0
	12/2023	TWD	20,757		662	15	0
	03/2024	IDR	109,013,722		7,087	60	0
	03/2024		$1,941	IDR	29,880,264	0	(15)

NGF	12/2023		4,548	INR	375,297	0	(49)
	03/2024		929	TWD	29,191	0	(11)

RYL	11/2023		1,031	JPY	147,900	0	(34)

SCX	12/2023	TWD	21,849		$694	13	0
	12/2023		$1,397	INR	116,447	0	(1)
	03/2024	IDR	21,409,207		$1,397	17	0
	03/2024		$590	TWD	18,614	0	(5)

TOR	11/2023		8,531	JPY	1,205,951	0	(405)
	12/2023		1,496	INR	124,895	2	0

UAG	10/2023	AUD	8,237		$5,286	0	(10)
	10/2023		$16,920	AUD	26,331	31	(21)
	11/2023	EUR	25,355		$27,966	1,111	0
	11/2023		$5,292	AUD	8,237	9	0
	11/2023		1,527	JPY	216,464	0	(69)

Total Forward Foreign Currency Contracts						$5,903	$(2,051)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC GBP versus USD	$1.200	09/26/2024	5,100	$168	$157

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2024	5,200	$125	$212

Total Purchased Options							$293	$369

180	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD	$1.100	09/26/2024	10,200	$(104)	$(95)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100%	03/04/2024	43,300	$ (125)	$(129)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	1,300	(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	1,300	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	1,400	(5)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	900	(3)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	900	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	900	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	900	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	900	(4)	(5)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	2,000	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	2,000	(5)	(7)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	2,100	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	2,100	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	1,200	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	1,200	(5)	(7)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	7,800	(61)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	7,800	(61)	(175)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	2,200	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	2,200	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,800	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,800	(6)	(17)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	37,500	(293)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	37,500	(293)	(844)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	12,400	(90)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	12,400	(90)	(274)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	8,100	(29)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	8,100	(29)	(126)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	2,100	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	2,100	(5)	(5)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	2,100	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	2,100	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,300	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,300	(8)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	1,700	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	1,700	(7)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	1,700	(6)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	900	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	900	(4)	(5)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	2,300	(7)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	2,300	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,100	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,100	(4)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,000	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,000	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	800	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	800	(4)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	600	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	600	(3)	(20)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	600	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	600	(3)	(16)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	600	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	600	(3)	(18)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,300	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,300	(5)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	900	(3)	(9)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	181

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	11/06/2023	12,000	$(78)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	12,000	(78)	(273)

							$(1,454)	$(2,164)

Total Written Options							$(1,558)	$(2,259)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Chile Government International Bond	1.000%	Quarterly	12/20/2027	0.557%	$1,400	$(42)	$66	$24	$0

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	8,800	(286)	438	152	0

GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	9,500	(271)	435	164	0

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	16,500	(457)	743	286	0

							$(1,056)	$1,682	$626	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$123,000	$1,533	$864	$2,397	$0

Total Swap Agreements								$477	$2,546	$3,023	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$14	$212	$0	$226	$(186)	$(129)	$0	$(315)	$(89)	$556	$467
BPS	56	0	24	80	(257)	(45)	0	(302)	(222)	0	(222)
BRC	0	0	152	152	(73)	(28)	0	(101)	51	0	51
CBK	970	0	0	970	(76)	(204)	0	(280)	690	(910)	(220)
DUB	1,607	0	0	1,607	(77)	0	0	(77)	1,530	(1,510)	20
FAR	0	0	0	0	0	(858)	0	(858)	(858)	259	(599)
GLM	464	157	0	621	(388)	(598)	0	(986)	(365)	371	6
GST	0	0	164	164	0	0	0	0	164	0	164
JPM	1,245	0	2,397	3,642	(12)	(89)	0	(101)	3,541	(4,168)	(627)
MBC	254	0	0	254	(312)	0	0	(312)	(58)	0	(58)
MYC	0	0	286	286	0	(35)	0	(35)	251	(330)	(79)
MYI	110	0	0	110	(65)	0	0	(65)	45	0	45
NGF	0	0	0	0	(60)	(273)	0	(333)	(333)	243	(90)
RYL	0	0	0	0	(34)	0	0	(34)	(34)	0	(34)
SCX	30	0	0	30	(6)	0	0	(6)	24	(20)	4
TOR	2	0	0	2	(405)	0	0	(405)	(403)	251	(152)
UAG	1,151	0	0	1,151	(100)	0	0	(100)	1,051	(920)	131

Total Over the Counter	$5,903	$369	$3,023	$9,295	$(2,051)	$(2,259)	$0	$(4,310)

(m)

Securities with an aggregate market value of $1,680 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

182	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,367	$1,367
Swap Agreements	0	0	0	0	654	654

	$0	$0	$0	$0	$2,021	$2,021

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,903	$0	$5,903
Purchased Options	0	0	0	157	212	369
Swap Agreements	0	626	0	0	2,397	3,023

	$0	$626	$0	$6,060	$2,609	$9,295

	$0	$626	$0	$6,060	$4,630	$11,316

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$67	$67
Futures	0	0	0	0	1,742	1,742
Swap Agreements	0	1	0	0	440	441

	$0	$1	$0	$0	$2,249	$2,250

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,051	$0	$2,051
Written Options	0	0	0	95	2,164	2,259

	$0	$0	$0	$2,146	$2,164	$4,310

	$0	$1	$0	$2,146	$4,413	$6,560

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	183

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$399	$399
Futures	0	0	0	0	4,745	4,745
Swap Agreements	0	12	0	0	2,582	2,594

	$0	$12	$0	$0	$7,726	$7,738

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,690)	$0	$(5,690)
Purchased Options	0	0	0	0	202	202
Written Options	0	0	0	0	1,053	1,053
Swap Agreements	0	185	0	0	6,853	7,038

	$0	$185	$0	$(5,690)	$8,108	$2,603

	$0	$197	$0	$(5,690)	$15,834	$10,341

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,068	$1,068
Futures	0	0	0	0	10,552	10,552
Swap Agreements	0	41	0	0	4,360	4,401

	$0	$41	$0	$0	$15,980	$16,021

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,324	$0	$7,324
Purchased Options	0	0	0	(12)	393	381
Written Options	0	0	0	10	(1,474)	(1,464)
Swap Agreements	0	508	0	0	3,218	3,726

	$0	$508	$0	$7,322	$2,137	$9,967

	$0	$549	$0	$7,322	$18,117	$25,988

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$390,762	$0	$390,762
Industrials	0	125,455	0	125,455
Utilities	0	202,077	0	202,077
Municipal Bonds & Notes
California	0	3,769	0	3,769
Michigan	0	2,237	0	2,237
New York	0	1,591	0	1,591
U.S. Government Agencies	0	1,060,549	0	1,060,549
U.S. Treasury Obligations	0	341,993	0	341,993
Non-Agency Mortgage-Backed Securities	0	165,515	1	165,516
Asset-Backed Securities	0	119,032	0	119,032
Sovereign Issues	0	103,027	0	103,027
Preferred Securities
Banking & Finance	0	4,594	0	4,594
Short-Term Instruments
Commercial Paper	0	14,712	0	14,712
Repurchase Agreements	0	105,932	0	105,932
U.S. Treasury Bills	0	10,983	0	10,983

Total Investments	$0	$2,652,228	$1	$2,652,229

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(46,737)	$0	$(46,737)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,283	723	0	2,006
Over the counter	0	9,295	0	9,295

	$1,283	$10,018	$0	$11,301

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,162)	(1,088)	0	(2,250)
Over the counter	0	(4,310)	0	(4,310)

	$(1,162)	$(5,398)	$0	$(6,560)

Total Financial Derivative Instruments	$121	$4,620	$0	$4,741

Totals	$121	$2,610,111	$1	$2,610,233

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

184	PIMCO BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes  The Funds may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by the Funds and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at

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Notes to Financial Statements	(Cont.)

the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dynamic Bond Fund	Daily	Monthly

PIMCO Extended Duration Fund	Daily	Monthly

PIMCO GNMA and Government Securities Fund	Daily	Monthly

PIMCO Long Duration Total Return Fund	Daily	Monthly

PIMCO Long-Term U.S. Government Fund	Daily	Monthly

PIMCO Low Duration Opportunities Fund	Daily	Monthly

PIMCO Moderate Duration Fund	Daily	Monthly

PIMCO Mortgage-Backed Securities Fund	Daily	Monthly

PIMCO Mortgage Opportunities and Bond Fund	Daily	Monthly

PIMCO Total Return Fund II	Daily	Monthly

PIMCO Total Return Fund IV	Daily	Monthly

PIMCO Total Return Fund V	Daily	Monthly

PIMCO Total Return ESG Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified

186	PIMCO BOND FUNDS

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between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

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Notes to Financial Statements	(Cont.)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that

188	PIMCO BOND FUNDS

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the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based

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Notes to Financial Statements	(Cont.)

upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a

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third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Extended Duration Fund	$23,072	$605	$0	$0	$192	$23,869	$605	$0

PIMCO Long Duration Total Return Fund	63,004	1,653	0	0	524	65,181	1,653	0

PIMCO Moderate Duration Fund	21,231	557	0	0	177	21,965	557	0

PIMCO Total Return Fund II	17,286	453	0	0	144	17,883	453	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$188	$3	$(100)	$0	$0	$91	$3	$0

PIMCO Extended Duration Fund	110	128,130	(125,200)	2	0	3,042	30	0

PIMCO GNMA and Government Securities Fund	37,615	464,700	(494,870)	1	(11)	7,435	1,000	0

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Notes to Financial Statements	(Cont.)

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long Duration Total Return Fund	$1,858	$1,843,981	$(1,842,900)	$77	$(1)	$3,015	$1,481	$0

PIMCO Long-Term U.S. Government Fund	165	5	0	0	0	170	4	0

PIMCO Low Duration Opportunities Fund	150	4	0	0	0	154	4	0

PIMCO Moderate Duration Fund	192	5	0	0	0	197	5	0

PIMCO Mortgage-Backed Securities Fund	19,824	67,086	(81,100)	15	(4)	5,821	286	0

PIMCO Mortgage Opportunities and Bond Fund	4,655	2,786,969	(2,780,500)	87	(3)	11,208	3,868	0

PIMCO Total Return Fund II	28,189	52,771	(53,000)	12	(6)	27,966	671	0

PIMCO Total Return Fund IV	135	32,727	(30,901)	(1)	0	1,960	27	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the

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borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually

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Notes to Financial Statements	(Cont.)

have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a

government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to

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buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’

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Notes to Financial Statements	(Cont.)

A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in

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excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be

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cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,”

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(ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V	PIMCO Total Return ESG Fund

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X	X	X	X

High Yield	X	X	—	X	—	X	X	—	X	—	—	X	X

Market	X	X	X	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	—	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	—	—	—	—	X	—	—	—	X	X	X	X

Extension	—	—	—	—	—	—	—	—	X	—	—	—	—

Prepayment	—	—	—	—	—	—	—	—	X	—	—	—	—

Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	—	—	X	—	—	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	—	X	X	X	—	—	X	X	X

Real Estate	—	—	—	—	—	—	—	—	X	—	—	—	—

Small Fund	—	—	—	—	—	X	—	—	—	—	—	X	—

Emerging Markets	X	X	X	X	—	X	X	X	—	—	X	X	X

Sovereign Debt	X	X	—	X	—	X	X	—	—	—	X	X	X

Currency	X	X	—	X	—	X	X	—	—	—	—	X	X

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X	X	X	X

Tax-Efficient Investing	—	—	—	—	—	X	—	—	—	—	—	—	—

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	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V	PIMCO Total Return ESG Fund

Convertible Securities	—	—	—	—	—	—	—	—	X	—	—	—	—

Distribution Rate	—	—	—	—	—	—	—	—	X	—	—	—	—

Environmental, Social and Governance Investing	—	—	—	—	—	—	—	—	—	—	—	—	X

LIBOR Transition	X	X	X	X	X	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular

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company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in

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connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax-Efficient Investing Risk  is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Environmental, Social and Governance Investing Risk  is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or certain instruments in which a Fund invests can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements	(Cont.)

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

204	PIMCO BOND FUNDS

September 30, 2023	(Unaudited)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class R
PIMCO Dynamic Bond Fund	0.55%	(1)	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	0.40%
PIMCO Extended Duration Fund	0.25%		0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A
PIMCO GNMA and Government Securities Fund	0.25%		0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A
PIMCO Long Duration Total Return Fund	0.25%		0.25%	0.35%	N/A		N/A	0.40%		0.40%	N/A
PIMCO Long-Term U.S. Government Fund	0.225%		0.25%	0.35%	0.45%	(2)*	N/A	0.35%		0.35%	N/A
PIMCO Low Duration Opportunities Fund	0.25%		0.30%	0.40%	N/A		N/A	0.45%		0.45%	N/A
PIMCO Moderate Duration Fund	0.25%		0.21%	0.31%	N/A		N/A	N/A		N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%		0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	205

Notes to Financial Statements	(Cont.)

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Administrative Class		Class A		Class C		Class R
PIMCO Mortgage Opportunities and Bond Fund	0.35%	0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Total Return Fund II	0.25%	0.25%	0.35%		N/A		N/A		N/A		N/A		N/A
PIMCO Total Return Fund IV	0.25%	0.25%	N/A		N/A		N/A		0.35%		N/A		N/A
PIMCO Total Return Fund V	0.25%	0.25%	0.35%	*	0.45%	*	0.25%	*	0.40%	*	0.40%	*	N/A
PIMCO Total Return ESG Fund	0.25%	0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A

(1)	PIMCO has contractually agreed through August 31, 2024, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund.
(2)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

PIMCO Dynamic Bond Fund	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class

PIMCO Total Return ESG Fund	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

206	PIMCO BOND FUNDS

September 30, 2023	(Unaudited)

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through August 31, 2024, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund. This Fee Waiver Agreement may be terminated by the Trust upon 90 days’ prior written notice to PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

Prior to July 31, 2019, PIMCO had contractually agreed to waive a portion of its Investment Advisory Fee for the PIMCO Dynamic Bond Fund. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by PIMCO Dynamic Bond Fund of any portion of the advisory fee waived (the “UB Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; ii) exceed the total UB Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO at September 30, 2023 (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined), were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Low Duration Opportunities Fund	$71	$77	$42	$190

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Mortgage Opportunities and Bond Fund and PIMCO Total Return ESG Fund. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of

Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Dynamic Bond Fund	$96

PIMCO GNMA and Government Securities Fund	18

PIMCO Low Duration Opportunities Fund	14

PIMCO Mortgage-Backed Securities Fund	0

PIMCO Mortgage Opportunities and Bond Fund	19

PIMCO Total Return ESG Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	207

Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dynamic Bond Fund	$5,607,606	$4,728,137	$43,187	$140,743

PIMCO Extended Duration Fund	1,008,529	811,392	2,517	12,188

PIMCO GNMA and Government Securities Fund	16,740,771	16,292,266	2,990	2,710

PIMCO Long Duration Total Return Fund	3,938,629	3,829,175	293,156	173,168

PIMCO Long-Term U.S. Government Fund	1,409,701	972,812	1,699	176

PIMCO Low Duration Opportunities Fund	213,205	196,783	400	6,611

PIMCO Moderate Duration Fund	1,337,163	1,236,293	150,378	49,295

PIMCO Mortgage-Backed Securities Fund	1,473,353	1,501,867	759	6,756

PIMCO Mortgage Opportunities and Bond Fund	101,507,352	97,843,046	855,939	207,775

PIMCO Total Return Fund II	899,858	801,573	25,311	14,182

PIMCO Total Return Fund IV	466,667	438,444	12,455	20,749

PIMCO Total Return Fund V	129,531	55,420	11,755	247

PIMCO Total Return ESG Fund	6,396,236	6,195,032	72,137	267,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.

208	PIMCO BOND FUNDS

September 30, 2023	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dynamic Bond Fund				PIMCO Extended Duration Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	13,595	$130,327	61,923	$605,209	11,005	$174,375	20,541	$346,951

I-2	2,245	21,526	11,790	115,828	1,389	19,979	2,321	38,909

I-3	2	24	1,812	17,924	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	490	4,689	2,096	20,465	N/A	N/A	N/A	N/A

Class C	13	126	210	2,050	N/A	N/A	N/A	N/A

Class R	43	414	138	1,346	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,939	28,152	10,004	96,391	390	5,873	1,070	18,108

I-2	240	2,297	901	8,673	23	352	54	901

I-3	4	38	28	272	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	212	2,027	687	6,604	N/A	N/A	N/A	N/A

Class C	10	96	40	381	N/A	N/A	N/A	N/A

Class R	7	64	20	192	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(28,804)	(276,374)	(169,379)	(1,661,764)	(8,174)	(122,591)	(15,633)	(266,240)

I-2	(6,275)	(60,114)	(20,098)	(196,751)	(876)	(13,009)	(1,357)	(24,518)

I-3	(41)	(391)	(2,495)	(24,130)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(2,152)	(20,624)	(6,793)	(66,114)	N/A	N/A	N/A	N/A

Class C	(356)	(3,413)	(786)	(7,720)	N/A	N/A	N/A	N/A

Class R	(66)	(634)	(168)	(1,640)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(17,894)	$(171,770)	(110,070)	$(1,082,784)	3,757	$64,979	6,996	$114,111

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	209

Notes to Financial Statements	(Cont.)

	PIMCO GNMA and Government Securities Fund				PIMCO Long Duration Total Return Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	17,288	$161,775	45,627	$442,349	73,142	$534,570	145,219	$1,091,823

I-2	24,338	226,139	35,817	347,891	16,571	119,989	9,734	73,201

I-3	2,142	19,968	7,608	73,457	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	3,421	31,942	6,301	60,684	2,035	14,664	5,683	42,761

Class C	160	1,494	255	2,432	597	4,163	435	3,140

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,020	9,445	2,033	19,519	6,951	49,930	13,273	100,506

I-2	869	8,043	1,440	13,796	333	2,368	392	2,961

I-3	154	1,429	126	1,187	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	365	3,383	860	8,239	119	851	114	856

Class C	21	194	59	561	9	67	9	67

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(21,526)	(200,362)	(40,266)	(396,946)	(102,276)	(737,869)	(145,796)	(1,136,109)

I-2	(15,440)	(143,445)	(32,621)	(316,205)	(5,274)	(37,406)	(7,499)	(56,758)

I-3	(1,135)	(10,478)	(982)	(9,189)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(2,890)	(26,755)	(8,640)	(84,385)	(1,557)	(11,128)	(1,506)	(11,674)

Class C	(220)	(2,041)	(732)	(7,151)	(47)	(337)	(55)	(422)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	8,567	$80,731	16,885	$156,239	(9,397)	$(60,138)	20,003	$110,352

210	PIMCO BOND FUNDS

September 30, 2023	(Unaudited)

PIMCO Long-Term U.S. Government Fund				PIMCO Low Duration Opportunities Fund				PIMCO Moderate Duration Fund

Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

Shares	Amount	Shares*	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

30,463	$464,066	31,307	$493,162	207	$2,096	4,435	$45,570	11,488	$104,565	36,318	$339,881

5,599	83,339	6,121	98,765	379	3,822	2,420	24,796	185	1,691	993	9,162

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

847	12,886	1,723	27,645	52	535	325	3,278	N/A	N/A	N/A	N/A

237	3,620	389	6,407	12	118	134	1,362	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

923	13,678	899	14,226	53	539	201	2,027	2,680	24,346	5,289	48,878

95	1,411	120	1,895	30	306	82	821	22	201	28	254

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

45	672	75	1,191	16	158	49	489	N/A	N/A	N/A	N/A

11	155	13	198	1	14	5	52	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(10,743)	(159,587)	(13,314)	(214,462)	(663)	(6,693)	(7,899)	(79,628)	(23,232)	(208,642)	(34,774)	(324,472)

(2,377)	(35,475)	(3,527)	(56,231)	(458)	(4,624)	(3,325)	(33,839)	(528)	(4,813)	(217)	(2,048)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1,053)	(15,810)	(1,672)	(27,044)	(320)	(3,234)	(972)	(9,838)	N/A	N/A	N/A	N/A

(44)	(658)	(158)	(2,524)	(82)	(829)	(245)	(2,490)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

24,003	$368,297	21,976	$343,228	(773)	$(7,792)	(4,790)	$(47,400)	(9,385)	$(82,652)	7,637	$71,655

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	211

Notes to Financial Statements	(Cont.)

	PIMCO Mortgage-Backed Securities Fund				PIMCO Mortgage Opportunities and Bond Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,186	$19,037	5,528	$49,629	162,683	$1,525,184	240,077	$2,349,088

I-2	503	4,326	509	4,685	71,780	673,306	138,154	1,338,445

I-3	28	245	44	407	2,061	19,326	3,893	37,742

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	148	1,282	225	2,075	7,135	66,980	15,760	151,750

Class C	0	11	14	126	457	4,285	670	6,545

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	338	2,934	705	6,339	15,455	144,609	34,695	333,686

I-2	41	355	85	761	4,612	43,153	10,549	101,415

I-3	1	7	8	71	229	2,142	505	4,841

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	72	620	145	1,305	567	5,306	1,390	13,320

Class C	2	18	5	42	58	545	169	1,621

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,798)	(50,782)	(5,864)	(54,286)	(74,575)	(698,952)	(273,855)	(2,700,375)

I-2	(384)	(3,322)	(944)	(8,675)	(31,321)	(293,643)	(141,611)	(1,386,591)

I-3	(17)	(148)	(300)	(2,721)	(1,767)	(16,626)	(3,124)	(31,033)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(227)	(1,966)	(574)	(5,239)	(7,897)	(74,392)	(11,019)	(107,817)

Class C	(22)	(197)	(40)	(374)	(507)	(4,752)	(1,071)	(10,481)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(3,129)	$(27,580)	(454)	$(5,855)	148,970	$1,396,471	15,182	$102,156

212	PIMCO BOND FUNDS

September 30, 2023	(Unaudited)

PIMCO Total Return Fund II				PIMCO Total Return Fund IV				PIMCO Total Return Fund V		PIMCO Total Return ESG Fund

Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Inception date through September 30, 2023(a) (Unaudited)		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount

3,645	$29,460	8,337	$69,065	4,021	$37,358	7,520	$71,546	11,822	$116,162	27,053	$202,599	67,995		$536,292

1,569	12,700	293	2,468	N/A	N/A	N/A	N/A	N/A	N/A	4,877	36,779	16,079		125,978

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	164	1,235	628	(b)	4,863	(b)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	222	1,671	388		3,031

N/A	N/A	N/A	N/A	36	341	120	1,149	N/A	N/A	358	2,686	1,011		7,918

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	5	40	76		581

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A

1,018	8,233	1,566	12,905	403	3,732	1,067	10,067	140	1,350	4,104	30,731	9,923		76,534

21	167	18	146	N/A	N/A	N/A	N/A	N/A	N/A	580	4,344	1,700		13,126

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	12	86	4	(b)	32	(b)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	39	291	102		784

N/A	N/A	N/A	N/A	17	162	41	388	N/A	N/A	19	140	67		514

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1	11	3		26

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A

(2,998)	(24,304)	(10,176)	(85,148)	(3,501)	(32,636)	(14,676)	(138,775)	(50)	(482)	(38,035)	(285,719)	(80,641)		(632,769)

(187)	(1,496)	(528)	(4,501)	N/A	N/A	N/A	N/A	N/A	N/A	(8,597)	(65,264)	(28,348)		(221,262)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(94)	(708)	(20	)(b)	(156	)(b)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(620)	(4,650)	(619)		(4,861)

N/A	N/A	N/A	N/A	(120)	(1,114)	(372)	(3,542)	N/A	N/A	(1,012)	(7,743)	(677)		(5,324)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(32)	(244)	(46)		(362)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A

3,068	$24,760	(490)	$(5,065)	856	$7,843	(6,300)	$(59,167)	11,912	$117,030	(10,956)	$(83,715)	(12,375)		$(95,055)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
(a)	Inception date of the Fund was May 01, 2023.
(b)	Inception date for Class I-3 was July 29, 2022.

At a meeting held on February 7, 2023, the Board was notified of a reverse share split for each class of PIMCO Extended Duration Fund and PIMCO Long-Term U.S. Government Fund, pursuant to which shareholders received one share in exchange for every four shares of the Fund.

The reverse share splits were effective March 24, 2023. While the reverse share splits reduced the number of outstanding shares of each class of each Fund, they proportionately increased the NAV per share of each class of each Fund such that the aggregate market value of each Fund’s shares remained the same. The reverse share splits did not alter the rights or total value of a shareholder’s investment in the Funds, nor were they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 24, 2023 for each Fund has been adjusted to reflect the reverse share split.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	213

Notes to Financial Statements	(Cont.)

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Extended Duration Fund	0	1	0%	41%

PIMCO Long-Term U.S. Government Fund	0	1	0%	33%

PIMCO Mortgage-Backed Securities Fund	0	1	0%	14%

PIMCO Total Return Fund IV	0	1	0%	11%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dynamic Bond Fund	$428,509	$106,657

PIMCO Extended Duration Fund	0	5,932

PIMCO GNMA and Government Securities Fund	108,126	28,628

PIMCO Long Duration Total Return Fund	404,646	55,461

PIMCO Long-Term U.S. Government Fund*	117,054	189,210

PIMCO Low Duration Opportunities Fund	5,077	2,429

PIMCO Moderate Duration Fund	43,437	62,890

PIMCO Mortgage-Backed Securities Fund	15,409	16,255

PIMCO Mortgage Opportunities and Bond Fund	0	153,775

PIMCO Total Return Fund II	26,641	16,699

PIMCO Total Return Fund IV	10,075	15,282

PIMCO Total Return ESG Fund	122,312	55,926

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

214	PIMCO BOND FUNDS

September 30, 2023	(Unaudited)

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Dynamic Bond Fund	$3,541,638	$126,574	$(438,055)	$(311,481)

PIMCO Extended Duration Fund	1,735,414	32,853	(480,502)	(447,649)

PIMCO GNMA and Government Securities Fund	2,232,248	46,933	(202,523)	(155,590)

PIMCO Long Duration Total Return Fund	5,162,754	102,242	(1,008,268)	(906,026)

PIMCO Long-Term U.S. Government Fund	1,694,748	17,081	(288,717)	(271,636)

PIMCO Low Duration Opportunities Fund	111,100	4,860	(9,334)	(4,474)

PIMCO Moderate Duration Fund	1,669,433	28,753	(95,812)	(67,059)

PIMCO Mortgage-Backed Securities Fund	245,330	8,897	(22,328)	(13,431)

PIMCO Mortgage Opportunities and Bond Fund	17,078,243	1,081,369	(1,812,866)	(731,497)

PIMCO Total Return Fund II	756,898	6,982	(86,891)	(79,909)

PIMCO Total Return Fund IV	334,226	3,586	(31,959)	(28,373)

PIMCO Total Return Fund V	169,652	257	(3,975)	(3,718)

PIMCO Total Return ESG Fund	2,947,944	43,510	(353,382)	(309,872)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	215

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	STR	State Street FICC Repo

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CDI	Natixis Singapore	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar

COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar

DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate

BBSW3M	3 Month Bank Bill Swap Rate	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	NPFGC	National Public Finance Guarantee Corp.	ST	State

Other Abbreviations:

ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

CBO	Collateralized Bond Obligation

216	PIMCO BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:   During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	217

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

218	PIMCO BOND FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

220	PIMCO BOND FUNDS

(Unaudited)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

joint venture between PIMCO, Man Group, S&P Global, Microsoft and

State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

222	PIMCO BOND FUNDS

(Unaudited)

Approval of the Amended and Restated Investment Advisory Contract and Third Amended and Restated Supervision and Administration Agreement for PIMCO Total Return Fund V

At a meeting held on February 7-8, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved, for an initial two-year term, the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the PIMCO Total Return Fund V (the “New Fund”), and Pacific Investment Management Company LLC (“PIMCO”). The Board also considered and unanimously approved, for an initial one-year term, the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the New Fund, and PIMCO.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. Information Received

(a) Materials Reviewed:  The Trustees received a wide variety of materials relating to the services to be provided by PIMCO to the New

Fund prior to and in connection with the February 7-8, 2023 meeting. The Trustees also considered information they had received from PIMCO in connection with the renewal of the Investment Advisory Contract and the Supervision and Administration Agreement between PIMCO and the existing series of the Trust. The Board reviewed information relating to proposed New Fund operations, including memoranda from PIMCO describing the New Fund, a term sheet detailing key features of the New Fund, fee comparisons for the New Fund from Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance and fee and expense data, and a memorandum from Dechert LLP describing the Trustees’ responsibilities in approving the Agreements. In considering whether to approve the Agreements, the Board also reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory and supervisory and administrative fees and expense ratios of funds with investment objectives and policies similar to those of the New Fund.

(b) Review Process:   In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO encompassing a wide variety of topics, which included, among other things, comparative fee data prepared at the Board’s request by Broadridge. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the approval of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. Nature, Extent and Quality of Services

(a) PIMCO, its Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services, in addition to portfolio management, that PIMCO proposed to provide under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the New Fund, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the New Fund’s investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the New Fund and its shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to other funds in the Trust and has allowed PIMCO to introduce innovative new funds over time.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided or procured by PIMCO under the Agreements are likely to benefit the New Fund and its shareholders.

(b) Other Services:  The Board also considered the nature, extent, and quality of supervisory and administrative services to be provided by PIMCO to the New Fund under the Supervision and Administration

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Agreement. The Board considered the terms of the Supervision and Administration Agreement, under which the Trust will pay for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO will provide or procure certain supervisory and administrative services and bear the costs of various third-party services required by the New Fund, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services to other series of the Trust and its supervision of the Trust’s third-party service providers. The Board concluded that the nature, extent and quality of services proposed to be provided or procured by PIMCO under the Supervision and Administration Agreement are likely to benefit the New Fund and its shareholders.

3. INVESTMENT PERFORMANCE

As the New Fund had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information with respect to the New Fund.

4. ADVISORY FEE, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for certain investment offerings. PIMCO reported to the Board that, in proposing fees for the New Fund, it considered a number of factors, including, but not limited to, the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products and the attractiveness of potential returns to prospective investors in the New Fund.

The Board reviewed the proposed advisory fee, supervisory and administrative fees and estimated total expenses of the New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expense levels of other similar funds. With respect to the advisory fee, the Board reviewed data provided by Broadridge that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board also compared the New Fund’s total expenses to other funds in the Expense Group provided by Broadridge and found the New Fund’s total expenses to be reasonable. The Board also considered the New Fund’s proposed supervisory and administrative fees, comparing them to similar funds managed by PIMCO and in the report supplied by Broadridge.

The Board considered the New Fund’s unified fee, under which the New Fund would pay for the supervisory and administrative services it requires for one set fee. The Board considered that the unified supervisory and administrative fee would lead to New Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of fees for the New Fund at a competitive level over the contract period even if the New Fund’s operating costs rise when assets remain flat or decrease. The Board concluded that the New Fund’s proposed supervisory and administrative fee was reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on applicable fund expenses that would be beneficial to the New Fund and its shareholders. The Board noted that the New Fund would be covered by an Expense Limitation Agreement that is designed to cap organizational expenses, expenses related to obtaining or maintaining a Legal Entity Identifier and trustee fees and that the I-3 share class of the New Fund would be covered by a fee waiver agreement.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fee and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Fund, are reasonable and approval of the Agreements would benefit shareholders of the New Fund.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Fund had not yet commenced operations at the time the Agreements were considered, information regarding PIMCO’s costs in providing services to the New Fund and the profitability of PIMCO’s relationship with the New Fund was not available.

The Trustees considered that the unified fee structure provides certain inherent economies of scale because the New Fund’s unified fee would remain fixed even if the New Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which can cause expense ratios to increase. The Trustees also considered that, unlike the New Fund’s proposed unified fee, funds with “pass through”

224	PIMCO BOND FUNDS

(Unaudited)

administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive. The Trustees noted that, by pricing the New Fund to scale at inception instead of instituting breakpoints, PIMCO is effectively sharing economies of scale, if any, with shareholders before it realizes such benefits.

The Board concluded that the New Fund’s proposed cost structure was reasonable and that PIMCO will share economies of scale, if any, through the New Fund’s unified fee structure, by generally pricing the New Fund to scale at inception and reinvesting in its business to provide enhanced and expanded services to the New Fund and its shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third-party service provider’s relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO will provide distribution and/or shareholder services to the New Fund and its shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the New Fund’s Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the New Fund. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the New Fund, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Fund by PIMCO supported the approval of the Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements were fair and reasonable to the New Fund and its shareholders, that the fees to be charged under the Agreements on behalf of the New Fund, were fair and reasonable in light of the services to be provided, and that the approval of the Agreements was in the best interests of the New Fund and its shareholders.

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Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0420	$0.0000	$0.0024	$0.0444

May 2023	$0.0393	$0.0000	$0.0056	$0.0449

June 2023	$0.0460	$0.0000	$0.0000	$0.0460

July 2023	$0.0418	$0.0000	$0.0000	$0.0418

August 2023	$0.0447	$0.0000	$0.0000	$0.0447

September 2023	$0.0503	$0.0000	$0.0000	$0.0503

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0414	$0.0000	$0.0023	$0.0437

May 2023	$0.0386	$0.0000	$0.0055	$0.0441

June 2023	$0.0452	$0.0000	$0.0000	$0.0452

July 2023	$0.0410	$0.0000	$0.0000	$0.0410

August 2023	$0.0439	$0.0000	$0.0000	$0.0439

September 2023	$0.0495	$0.0000	$0.0000	$0.0495

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0410	$0.0000	$0.0023	$0.0433

May 2023	$0.0383	$0.0000	$0.0054	$0.0437

June 2023	$0.0448	$0.0000	$0.0000	$0.0448

July 2023	$0.0407	$0.0000	$0.0000	$0.0407

August 2023	$0.0435	$0.0000	$0.0000	$0.0435

September 2023	$0.0491	$0.0000	$0.0000	$0.0491

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0393	$0.0000	$0.0022	$0.0415

May 2023	$0.0365	$0.0000	$0.0052	$0.0417

June 2023	$0.0427	$0.0000	$0.0000	$0.0427

July 2023	$0.0388	$0.0000	$0.0000	$0.0388

August 2023	$0.0415	$0.0000	$0.0000	$0.0415

September 2023	$0.0471	$0.0000	$0.0000	$0.0471

226	PIMCO BOND FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0342	$0.0000	$0.0019	$0.0361

May 2023	$0.0313	$0.0000	$0.0044	$0.0357

June 2023	$0.0366	$0.0000	$0.0000	$0.0366

July 2023	$0.0332	$0.0000	$0.0000	$0.0332

August 2023	$0.0355	$0.0000	$0.0000	$0.0355

September 2023	$0.0412	$0.0000	$0.0000	$0.0412

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	227

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4002SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Credit Bond Funds

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund

		Page

Market Insights		2

Important Information About the Funds		3

Expense Examples		15

Benchmark Descriptions		17

Financial Highlights		20

Statements of Assets and Liabilities		30

Consolidated Statement of Assets and Liabilities		32

Statements of Operations		34

Consolidated Statement of Operations		35

Statements of Changes in Net Assets		36

Consolidated Statements of Changes in Net Assets		38

Statement of Cash Flows		39

Notes to Financial Statements		148

Glossary		178

Approval of Investment Advisory Contract and Other Agreements		179

Distribution Information		185

Fund	Fund Summary	Schedule of Investments

PIMCO Credit Opportunities Bond Fund	7	40

PIMCO Diversified Income Fund	8	52

PIMCO ESG Income Fund	9	70

PIMCO High Yield Spectrum Fund	10	84

PIMCO Long-Term Credit Bond Fund	11	94

PIMCO Low Duration Credit Fund(a)	12	112

PIMCO Low Duration Income Fund	13	119

PIMCO Preferred and Capital Securities Fund(1)	14	142

(1) Consolidated Schedule of Investments

(a)	Prior to May 3, 2021, the PIMCO Low Duration Credit Fund was named the PIMCO Senior Floating Rate Fund.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO CREDIT BOND FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C and Class C-2 shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class C-2 if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class C-2 shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

4	PIMCO CREDIT BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Diversification Status
PIMCO Credit Opportunities Bond Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	08/31/11	—	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	04/27/18	10/29/04	07/31/03	07/31/03	—	Diversified
PIMCO ESG Income Fund	09/30/20	09/30/20	09/30/20	09/30/20	—	09/30/20	09/30/20	—	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	04/27/18	—	09/15/10	09/15/10	—	Diversified
PIMCO Long-Term Credit Bond Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	Diversified
PIMCO Low Duration Credit Fund	04/29/11	04/29/11	04/29/11	—	—	04/29/11	04/29/11	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	04/27/18	—	07/30/04	09/30/04	10/21/20	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	04/27/18	—	04/13/15	08/23/19	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

On May 19, 2023, a supplement was filed to provide notification of a change to the definition of “Capital Securities” for purposes of the PIMCO Preferred and Capital Securities Fund’s 80% policy. As of July 31, 2023, the definition of “Capital Securities” will include “(1) securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements and (2) securities, which may include instruments referred to as hybrid securities, that would be subordinated (i.e., fall lower in the capital structure) to at least one type of debt.”

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO CREDIT BOND FUNDS

PIMCO Credit Opportunities Bond Fund

Institutional Class - PCARX	Class A - PZCRX
I-2 - PPCRX	Class C - PCCRX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	40.9%

Short-Term Instruments‡	32.3%

U.S. Government Agencies	10.5%

U.S. Treasury Obligations	7.3%

Asset-Backed Securities	3.5%

Non-Agency Mortgage-Backed Securities	2.9%

Sovereign Issues	2.1%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/11)
PIMCO Credit Opportunities Bond Fund Institutional Class	0.61%	6.40%	2.21%	2.78%	3.02%
PIMCO Credit Opportunities Bond Fund I-2	0.47%	6.24%	2.08%	2.65%	2.90%
PIMCO Credit Opportunities Bond Fund Class A	0.45%	6.01%	1.79%	2.37%	2.60%
PIMCO Credit Opportunities Bond Fund Class A (adjusted)	(3.31)%	2.04%	1.02%	1.97%	2.28%
PIMCO Credit Opportunities Bond Fund Class C	0.02%	5.21%	1.04%	1.59%	1.84%
PIMCO Credit Opportunities Bond Fund Class C (adjusted)	(0.97)%	4.21%	1.04%	1.59%	1.84%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.40%	1.22%
Lipper Absolute Return Bond Funds Average	0.28%	4.05%	1.45%	1.92%	2.39%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.91% for Institutional Class shares, 1.01% for I-2 shares, 1.11% for I-3 shares, 1.31% for Class A shares, and 2.06% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Credit Opportunities Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to non-agency mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»	Long exposure to office real-estate investment trusts contributed to performance, as a flight to higher quality assets resulted in better leasing volumes for those assets.

»	Short exposure to the food and beverage sector contributed to performance, as the sector continued to be pressured by secular challenges.

»	Long exposure to duration detracted from performance, as rates rose.

»	Long exposure to the global financial sector, specifically to banking, detracted from performance, as the sector was impacted by lingering volatility stemming from the recent collapse of several banks.

»	Long exposure to agency MBS detracted from performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Administrative Class - PDAAX
I-2 - PDVPX	Class A - PDVAX
I-3 - PDNIX	Class C - PDICX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	41.7%

Sovereign Issues	12.8%

U.S. Government Agencies	12.3%

Short-Term Instruments‡	10.9%

U.S. Treasury Obligations	10.0%

Asset-Backed Securities	4.1%

Non-Agency Mortgage-Backed Securities	4.0%

Loan Participations and Assignments	3.5%

Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	(0.20)%	7.27%	0.98%	2.97%	5.44%
PIMCO Diversified Income Fund I-2	(0.25)%	7.16%	0.88%	2.87%	5.34%
PIMCO Diversified Income Fund I-3	(0.27)%	7.11%	0.83%	2.82%	5.28%
PIMCO Diversified Income Fund Administrative Class	(0.32)%	7.00%	0.73%	2.72%	5.18%
PIMCO Diversified Income Fund Class A	(0.40)%	6.85%	0.57%	2.57%	5.02%
PIMCO Diversified Income Fund Class A (adjusted)	(4.13)%	2.84%	(0.19)%	2.17%	4.82%
PIMCO Diversified Income Fund Class C	(0.77)%	6.05%	(0.18)%	1.80%	4.24%
PIMCO Diversified Income Fund Class C (adjusted)	(1.74)%	5.05%	(0.18)%	1.80%	4.24%
Bloomberg Global Credit Hedged USD Index	(1.04)%	5.27%	1.04%	2.51%	4.10%
1/3 each — Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	(0.13)%	7.87%	1.35%	3.00%	5.31%
Lipper Multi-Sector Income Funds Average	(0.60)%	4.28%	1.08%	2.37%	4.43%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.76% for Institutional Class shares, 0.86% for I-2 Shares, 0.96% for I-3 Shares, 1.01% for Administrative Class shares, 1.16% for Class A shares, and 1.91% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Tactical exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»

Overweight exposure within high yield, particularly via credit default swaps, contributed to performance, as risk sentiment improved following volatility stemming from the recent banking sector crisis.

»	U.S. dollar duration positioning contributed to performance, as rates rose.

»	Tactical exposure to agency MBS detracted from performance, as spreads widened.

»	Positioning within high yield industrials, particularly underweight exposure to the retail sector, detracted from performance, as the sector was supported by non-discretionary demand.

»	Euro duration positioning detracted from performance, as rates rose.

8	PIMCO CREDIT BOND FUNDS

PIMCO ESG Income Fund

Institutional Class - PEGIX	Class A - PEGAX
I-2 - PEGPX	Class C - PEGBX
I-3 - PEGQX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	37.2%

Corporate Bonds & Notes	26.0%

Non-Agency Mortgage-Backed Securities	16.2%

Asset-Backed Securities	8.8%

U.S. Treasury Obligations	8.5%

Short-Term Instruments	1.6%

Sovereign Issues	1.2%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	Fund Inception (09/30/20)
PIMCO ESG Income Fund Institutional Class	(1.31)%	3.18%	0.13%
PIMCO ESG Income Fund I-2	(1.36)%	3.09%	0.04%
PIMCO ESG Income Fund I-3	(1.38)%	3.03%	(0.02)%
PIMCO ESG Income Fund Class A	(1.50)%	2.78%	(0.26)%
PIMCO ESG Income Fund Class A (adjusted)	(5.19)%	(1.07)%	(1.53)%
PIMCO ESG Income Fund Class C	(1.87)%	2.01%	(1.01)%
PIMCO ESG Income Fund Class C (adjusted)	(2.84)%	1.04%	(1.01)%
Bloomberg U.S. Aggregate Index	(4.05)%	0.64%	(5.21)%
Lipper Multi-Sector Income Funds Average	(0.60)%	4.28%	(1.21)%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.55% for Institutional Class shares, 0.65% for I-2 shares, 0.75% for I-3 shares, 0.95% for Class A shares, and 1.70% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

The PIMCO ESG Income Fund seeks to maximize current income, while incorporating PIMCO’s ESG investment strategy, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies (i.e. the Fund will favor certain investments that offer consistent and high levels of income). The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. The Fund may also invest in labeled green, sustainable social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental, sustainability and/or social projects and, in the case of sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate rose.

»	Holdings of investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to performance, as most non-agency spread sectors tightened.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across all tenors of the U.S. yield curve.

»	Holdings of commercial MBS detracted from performance, as this sector posted negative total returns.

»	Holdings of agency MBS detracted from performance, as this sector posted negative total returns.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
I-2 - PHSPX	Class C - PHSCX
I-3 - PHFNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	85.5%

Short-Term Instruments‡	5.5%

U.S. Treasury Obligations	5.2%

Loan Participations and Assignments	1.7%

Sovereign Issues	1.1%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	2.50%	11.86%	3.13%	4.34%	5.66%
PIMCO High Yield Spectrum Fund I-2	2.45%	11.75%	3.02%	4.24%	5.56%
PIMCO High Yield Spectrum Fund I-3	2.42%	11.68%	2.97%	4.19%	5.51%
PIMCO High Yield Spectrum Fund Class A	2.33%	11.48%	2.77%	3.98%	5.30%
PIMCO High Yield Spectrum Fund Class A (adjusted)	(1.46)%	7.33%	1.99%	3.59%	4.99%
PIMCO High Yield Spectrum Fund Class C	1.95%	10.65%	2.00%	3.21%	4.51%
PIMCO High Yield Spectrum Fund Class C (adjusted)	0.95%	9.65%	2.00%	3.21%	4.51%
ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index	2.80%	11.17%	3.01%	4.40%	5.61%
Lipper Global High Yield Funds Average	1.77%	9.48%	1.92%	3.08%	4.14%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.62% for Institutional Class shares, 0.72% for I-2 shares, 0.82% for I-3 shares, 0.97% for Class A shares, and 1.72% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Services, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index (the “Benchmark”). The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the healthcare sector contributed to performance, as prices of an overweight position within the sector rose.

»	Security selection in the banking sector contributed to performance, as prices of an overweight position within the sector rose.

»	Security selection in the retailers sector contributed to performance, as prices of an underweight position within the sector fell.

»	Security selection in the media entertainment and publishing sector detracted from performance, as prices of an overweight position within the sector fell.

»	Underweight exposure to the retailers sector detracted from performance, as the sector outperformed.

»	Overweight exposure to the healthcare sector detracted from performance, as the sector underperformed.

10	PIMCO CREDIT BOND FUNDS

PIMCO Long-Term Credit Bond Fund

Institutional Class - PTCIX
I-2 - PLCPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	60.7%

U.S. Treasury Obligations	24.1%

U.S. Government Agencies	6.8%

Preferred Securities	2.8%

Municipal Bonds & Notes	1.5%

Sovereign Issues	1.3%

Asset-Backed Securities	1.1%

Short-Term Instruments‡	0.2%

Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/09)
PIMCO Long-Term Credit Bond Fund Institutional Class	(8.06)%	1.77%	(0.13)%	3.24%	6.40%
PIMCO Long-Term Credit Bond Fund I-2	(8.10)%	1.67%	(0.23)%	3.13%	6.30%
Bloomberg U.S. Long Credit Index	(7.63)%	2.54%	(0.23)%	2.71%	5.60%
Lipper General Bond Funds Average	(2.37)%	2.78%	0.15%	2.18%	5.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.99% for Institutional Class shares, and 1.09% for I-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Long-Term Credit Bond Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Interest rate positioning, particularly underweight exposure at the long end of the curve, contributed to performance, as interest rates rose.

»	Overweight exposure to the financials sector contributed to performance, as the sector outperformed the Bloomberg U.S. Long Credit Index.

»	Security selection within the utilities sector, notably overweight exposure to a select issuer, contributed to performance, as spreads tightened.

»	Security selection within the pharmaceuticals sector, notably underweight exposure to a select issuer, detracted from performance, as spreads tightened.

»	Tactical exposure to emerging markets, particularly overweight exposure to a Brazilian corporate issuer, detracted from performance.

»	Security selection within the energy sector, notably underweight exposure to a select integrated oil issuer, detracted from performance, as spreads tightened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO Low Duration Credit Fund

Institutional Class - PSRIX	Class A - PSRZX
I-2 - PSRPX	Class C - PSRWX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Loan Participations and Assignments	54.7%

Corporate Bonds & Notes	35.4%

Short-Term Instruments‡	5.2%

U.S. Treasury Obligations	4.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/29/11)
PIMCO Low Duration Credit Fund Institutional Class	3.43%	9.97%	2.30%	2.87%	3.18%
PIMCO Low Duration Credit Fund I-2	3.38%	9.86%	2.20%	2.77%	3.08%
PIMCO Low Duration Credit Fund Class A	3.28%	9.64%	1.99%	2.57%	2.88%
PIMCO Low Duration Credit Fund Class A (adjusted)	0.97%	7.12%	1.53%	2.17%	2.56%
PIMCO Low Duration Credit Fund Class C	2.89%	8.83%	1.23%	1.80%	2.11%
PIMCO Low Duration Credit Fund Class C (adjusted)	1.90%	7.83%	1.23%	1.80%	2.11%
50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index	4.88%	11.55%	3.98%	4.35%	4.70%
Lipper Loan Participation Funds Average	5.73%	11.49%	3.02%	3.20%	3.33%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Effective May 3, 2021, the Fund’s broad-based securities market index is a blend of 50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index. The Fund’s new broad-based securities market index was selected as its use is more closely aligned with the Fund’s principal investment strategies. Prior to May 3, 2021, the Fund’s broad-based securities market index was the J.P. Morgan BB/B Leveraged Loan Index. Effective May 3, 2021, certain changes were made to the Fund’s principal investment strategies. The Fund’s performance information prior to May 3, 2021 relates only to the Fund’s former principal investment strategies.

* Cumulative return.

♦ Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.73% for Institutional Class shares, 0.83% for I-2 shares, 1.03% for Class A shares, and 1.78% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Low Duration Credit Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bank loans (including, among others, covenant-lite obligations), bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the high yield specialty finance sector, particularly overweight exposure to a private non-bank mortgage originator, contributed to performance, as earnings improved amid cost cuts and strength in servicing.

»	Security selection within the high yield technology sector, particularly overweight exposure to a travel booking and software provider, contributed to performance, as international bookings and hospitality solutions improved amid travel recovery.

»	Security selection within the high yield media sector, particularly underweight exposure to a French cable operator, contributed to performance, as the French cable markets were challenged by growth headwinds.

»	Security selection within the technology sector, particularly an online retailer of photo-based products, detracted from performance, as consumers’ mobile commerce and preference for personalization increased.

»	Exposure to high yield via credit default swaps detracted from performance, as risk sentiment waned amid rising cyclical risks.

»	Security selection within the real estate investment trust (“REIT”) sector, particularly overweight exposure to REIT focused on commercial, residential and mixed-use real estate in key urban markets, detracted from performance, as deterioration of leverage and coverage metrics led to a downgrade from Moodys.

12	PIMCO CREDIT BOND FUNDS

PIMCO Low Duration Income Fund

Institutional Class - PFIIX	Class A - PFIAX
I-2 - PFTPX	Class C - PFNCX
I-3 - PFNIX	Class C-2 - PLDCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	41.4%

Non-Agency Mortgage-Backed Securities	17.3%

Asset-Backed Securities	12.9%

Corporate Bonds & Notes	10.4%

U.S. Treasury Obligations	7.0%

Short-Term Instruments‡	5.9%

Loan Participations and Assignments	3.0%

Sovereign Issues	1.7%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/30/04)
PIMCO Low Duration Income Fund Institutional Class	2.13%	7.00%	2.58%	3.09%	3.48%
PIMCO Low Duration Income Fund I-2	2.08%	6.90%	2.48%	2.99%	3.37%
PIMCO Low Duration Income Fund I-3	2.06%	6.86%	2.43%	2.96%	3.38%
PIMCO Low Duration Income Fund Class A	1.93%	6.58%	2.17%	2.68%	3.06%
PIMCO Low Duration Income Fund Class A (adjusted)	(0.38)%	4.17%	1.70%	2.45%	2.94%
PIMCO Low Duration Income Fund Class C	1.77%	6.26%	1.87%	2.37%	2.75%
PIMCO Low Duration Income Fund Class C (adjusted)	0.78%	5.27%	1.87%	2.37%	2.75%
PIMCO Low Duration Income Fund Class C-2	1.67%	6.05%	1.66%	2.17%	2.57%
Bloomberg U.S. Aggregate 1-3 Years Index	0.37%	2.80%	1.16%	1.01%	2.05%♦
Lipper Short Investment Grade Debt Funds Average	1.08%	3.98%	1.35%	1.27%	2.05%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares, 1.00% CDSC on Class C and Class C-2 shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.59% for Institutional Class shares, 0.69% for I-2 shares, 0.79% for I-3 shares, 0.99% for Class A shares, 1.29% for Class C shares, and 1.49% for Class C-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Low Duration Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate rose.

»	Holdings of high yield corporate credit contributed to performance, as high yield corporate credit spreads tightened.

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to performance, as most non-agency spread sectors tightened.

»	Long exposure to U.S. duration detracted from performance, as interest rates rose across all tenors of the U.S. yield curve.

»	Holdings of agency MBS detracted from performance, as the sector posted negative total returns.

»	Long exposure to the Japanese yen detracted from performance, as the currency depreciated versus the U.S. dollar.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

PIMCO Preferred and Capital Securities Fund

Institutional Class - PFINX	Class A - PFANX
I-2 - PFPNX	Class C - PFCJX
I-3 - PFNNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	50.1%

Preferred Securities	40.4%

Short-Term Instruments‡	9.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	Fund Inception (04/13/15)
PIMCO Preferred and Capital Securities Fund Institutional Class	3.42%	3.81%	1.89%	3.66%
PIMCO Preferred and Capital Securities Fund I-2	3.26%	3.70%	1.75%	3.56%
PIMCO Preferred and Capital Securities Fund I-3	3.37%	3.71%	1.72%	3.51%
PIMCO Preferred and Capital Securities Fund Class A	3.17%	3.47%	1.52%	3.30%
PIMCO Preferred and Capital Securities Fund Class A (adjusted)	(0.70)%	(0.42)%	0.75%	2.84%
PIMCO Preferred and Capital Securities Fund Class C	2.85%	2.66%	0.79%	2.54%
PIMCO Preferred and Capital Securities Fund Class C (adjusted)	1.85%	1.71%	0.79%	2.54%
70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index	2.87%	4.28%	2.37%	3.60%
Lipper Flexible Income Funds Average	2.05%	3.70%	1.79%	2.54%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.11% for Institutional Class shares, 1.21% for I-2 shares, 1.31% for I-3 shares, 1.46% for Class A shares, and 2.21% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Preferred and Capital Securities Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of preferred securities and Capital Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements. Capital Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will invest under normal circumstances at least 25% of its net assets in preferred securities. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to U.S. duration contributed to performance, as rates rose.

»	Overweight exposure to Dutch Additional Tier 1 securities contributed to performance, as spreads tightened amid recovering stability in the global banking sector.

»

Security selection within U.K. Legacy Upper Tier 2 securities, particularly overweight exposure to a large British bank, contributed to performance, as relative stability returned to the global banking sector.

»

Security selection within U.S. preferred securities, particularly underweight exposure to a leading brokerage franchise, detracted from performance, as the franchise benefitted from the acquisition of a competitor and limited proprietary trading and lending relative to competitors.

»

Security selection within U.S. preferred securities, particularly overweight exposure to a regional bank, detracted from performance, as the regional bank was slow to recover from the collapse of certain U.S. regional banks.

»

Security selection within the U.S. insurance capital sector, particularly underweight exposure to a global life insurer, detracted from performance, as the issuer benefitted from a return to profitability in its private equity and alternatives business.

14	PIMCO CREDIT BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Credit Opportunities Bond Fund
Institutional Class	$1,000.00	$1,006.10	$4.60	$1,000.00	$1,020.34	$4.63	0.92%
I-2	1,000.00	1,004.70	5.10	1,000.00	1,019.85	5.14	1.02
Class A	1,000.00	1,004.50	6.60	1,000.00	1,018.35	6.64	1.32
Class C	1,000.00	1,000.20	10.32	1,000.00	1,014.61	10.40	2.07

PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$998.00	$3.94	$1,000.00	$1,020.99	$3.98	0.79%
I-2	1,000.00	997.50	4.43	1,000.00	1,020.49	4.48	0.89
I-3	1,000.00	997.30	4.68	1,000.00	1,020.24	4.73	0.94
Administrative Class	1,000.00	996.80	5.18	1,000.00	1,019.75	5.24	1.04
Class A	1,000.00	996.00	5.92	1,000.00	1,019.00	5.99	1.19
Class C	1,000.00	992.30	9.64	1,000.00	1,015.26	9.75	1.94

PIMCO ESG Income Fund
Institutional Class	$1,000.00	$986.90	$3.72	$1,000.00	$1,021.19	$3.78	0.75%
I-2	1,000.00	986.40	4.21	1,000.00	1,020.69	4.28	0.85
I-3	1,000.00	986.20	4.46	1,000.00	1,020.44	4.53	0.90
Class A	1,000.00	985.00	5.69	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	981.30	9.39	1,000.00	1,015.46	9.55	1.90

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$1,025.00	$3.23	$1,000.00	$1,021.74	$3.23	0.64%
I-2	1,000.00	1,024.50	3.74	1,000.00	1,021.24	3.73	0.74
I-3	1,000.00	1,024.20	3.99	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	1,023.30	4.99	1,000.00	1,020.00	4.99	0.99
Class C	1,000.00	1,019.50	8.76	1,000.00	1,016.26	8.75	1.74

PIMCO Long-Term Credit Bond Fund
Institutional Class	$1,000.00	$919.40	$6.80	$1,000.00	$1,017.85	$7.14	1.42%
I-2	1,000.00	919.00	7.27	1,000.00	1,017.35	7.64	1.52

PIMCO Low Duration Credit Fund
Institutional Class	$1,000.00	$1,034.30	$3.80	$1,000.00	$1,021.19	$3.78	0.75%
I-2	1,000.00	1,033.80	4.31	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	1,032.80	5.32	1,000.00	1,019.70	5.29	1.05
Class C	1,000.00	1,029.00	9.11	1,000.00	1,015.96	9.05	1.80

PIMCO Low Duration Income Fund
Institutional Class	$1,000.00	$1,021.30	$3.73	$1,000.00	$1,021.24	$3.73	0.74%
I-2	1,000.00	1,020.80	4.23	1,000.00	1,020.74	4.23	0.84
I-3	1,000.00	1,020.60	4.48	1,000.00	1,020.49	4.48	0.89
Class A	1,000.00	1,019.30	5.74	1,000.00	1,019.25	5.74	1.14
Class C	1,000.00	1,017.70	7.24	1,000.00	1,017.75	7.24	1.44
Class C-2	1,000.00	1,016.70	8.25	1,000.00	1,016.75	8.25	1.64

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class	$1,000.00	$1,034.20	$6.04	$1,000.00	$1,019.00	$5.99	1.19%
I-2	1,000.00	1,032.60	6.54	1,000.00	1,018.50	6.49	1.29
I-3	1,000.00	1,033.70	6.79	1,000.00	1,018.25	6.74	1.34
Class A	1,000.00	1,031.70	7.80	1,000.00	1,017.25	7.75	1.54
Class C	1,000.00	1,028.50	11.58	1,000.00	1,013.51	11.50	2.29

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

16	PIMCO CREDIT BOND FUNDS

Benchmark Descriptions

Index*	Benchmark Description

1/3 each — Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged	The Bloomberg Global Aggregate Credit ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The ICE BofAML BB-B Rated Developed Markets High Yield Constrained Index (USD Hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments.

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index	The benchmark is a blend of 50% ICE BofAML 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index. The ICE BofAML 1-5 Year US High Yield Constrained Index is designed to track the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market with at least one year and less than five years remaining term to final maturity, at least 18 months to final maturity at issuance, a fixed coupon schedule and a minimum amount outstanding of $250 million. The J.P. Morgan Leveraged Loan Index is designed to mirror the investable universe of USD institutional leveraged loans and is comprised of issuers domiciled across global markets (the international component is comprised of developed market-domiciled issuers only).

70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index	The benchmark is a blend of 70% ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofAML Contingent Capital Index. The ICE BofAML 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The ICE BofAML Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody’s, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million.

Bloomberg Global Credit Hedged USD Index	Bloomberg Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

Bloomberg U.S. Aggregate 1-3 Years Index	Bloomberg U.S. Aggregate 1-3 Years Index represents securities that are SEC-registered, taxable, and dollar denominated with a maturity between one and three years. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Benchmark Descriptions	(Cont.)

Index*	Benchmark Description

Bloomberg U.S. Long Credit Index	Bloomberg U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index	The ICE BofAML Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the ICE BofAML Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries.

* It is not possible to invest directly in an unmanaged index.

18	PIMCO CREDIT BOND FUNDS

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SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Opportunities Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.29	$0.22	$(0.17)	$0.05	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2023	9.51	0.37	(0.23)	0.14	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.99	0.30	(0.43)	(0.13)	(0.35)	0.00	0.00	(0.35)

03/31/2021	9.07	0.30	0.97	1.27	(0.35)	0.00	0.00	(0.35)

03/31/2020	9.90	0.41	(0.85)	(0.44)	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.08	0.46	(0.19)	0.27	(0.45)	0.00	0.00	(0.45)
I-2

04/01/2023 - 09/30/2023+	9.23	0.22	(0.17)	0.05	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.47	0.36	(0.24)	0.12	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.94	0.29	(0.42)	(0.13)	(0.34)	0.00	0.00	(0.34)

03/31/2021	9.03	0.29	0.96	1.25	(0.34)	0.00	0.00	(0.34)

03/31/2020	9.86	0.40	(0.84)	(0.44)	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.05	0.45	(0.20)	0.25	(0.44)	0.00	0.00	(0.44)
Class A

04/01/2023 - 09/30/2023+	9.29	0.20	(0.17)	0.03	(0.15)	0.00	0.00	(0.15)

03/31/2023	9.52	0.33	(0.23)	0.10	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.00	0.26	(0.43)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	9.08	0.26	0.97	1.23	(0.31)	0.00	0.00	(0.31)

03/31/2020	9.91	0.37	(0.84)	(0.47)	(0.36)	0.00	0.00	(0.36)

03/31/2019	10.10	0.42	(0.20)	0.22	(0.41)	0.00	0.00	(0.41)
Class C

04/01/2023 - 09/30/2023+	9.14	0.17	(0.17)	0.00	(0.12)	0.00	0.00	(0.12)

03/31/2023	9.37	0.25	(0.23)	0.02	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.85	0.19	(0.43)	(0.24)	(0.24)	0.00	0.00	(0.24)

03/31/2021	8.95	0.18	0.95	1.13	(0.23)	0.00	0.00	(0.23)

03/31/2020	9.78	0.30	(0.84)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2019	9.96	0.34	(0.19)	0.15	(0.33)	0.00	0.00	(0.33)

PIMCO Diversified Income Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.22	$0.21	$(0.23)	$(0.02)	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2023	10.18	0.37	(0.86)	(0.49)	(0.47)	0.00	0.00	(0.47)

03/31/2022	11.04	0.35	(0.81)	(0.46)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.21	0.34	0.89	1.23	(0.40)	0.00	0.00	(0.40)

03/31/2020	10.86	0.35	(0.48)	(0.13)	(0.50)	(0.02)	0.00	(0.52)

03/31/2019	10.77	0.37	0.20	0.57	(0.48)	0.00	0.00	(0.48)
I-2

04/01/2023 - 09/30/2023+	9.22	0.20	(0.22)	(0.02)	(0.22)	0.00	0.00	(0.22)

03/31/2023	10.18	0.36	(0.86)	(0.50)	(0.46)	0.00	0.00	(0.46)

03/31/2022	11.04	0.34	(0.81)	(0.47)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.21	0.33	0.89	1.22	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.34	(0.48)	(0.14)	(0.49)	(0.02)	0.00	(0.51)

03/31/2019	10.77	0.35	0.20	0.55	(0.46)	0.00	0.00	(0.46)
I-3

04/01/2023 - 09/30/2023+	9.22	0.20	(0.22)	(0.02)	(0.22)	0.00	0.00	(0.22)

03/31/2023	10.18	0.35	(0.86)	(0.51)	(0.45)	0.00	0.00	(0.45)

03/31/2022	11.04	0.34	(0.82)	(0.48)	(0.38)	0.00	0.00	(0.38)

03/31/2021	10.21	0.32	0.90	1.22	(0.39)	0.00	0.00	(0.39)

03/31/2020	10.86	0.34	(0.49)	(0.15)	(0.48)	(0.02)	0.00	(0.50)

04/27/2018 - 03/31/2019	10.72	0.35	0.22	0.57	(0.43)	0.00	0.00	(0.43)
Administrative Class

04/01/2023 - 09/30/2023+	9.22	0.20	(0.23)	(0.03)	(0.21)	0.00	0.00	(0.21)

03/31/2023	10.18	0.34	(0.86)	(0.52)	(0.44)	0.00	0.00	(0.44)

03/31/2022	11.04	0.33	(0.82)	(0.49)	(0.37)	0.00	0.00	(0.37)

03/31/2021	10.21	0.31	0.90	1.21	(0.38)	0.00	0.00	(0.38)

03/31/2020	10.86	0.33	(0.49)	(0.16)	(0.47)	(0.02)	0.00	(0.49)

03/31/2019	10.77	0.36	0.18	0.54	(0.45)	0.00	0.00	(0.45)

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.17	0.51%	$183,813	0.92	%*	0.92	%*	0.90	%*	0.90	%*	4.80	%*	122%

9.29	1.62	170,305	0.91		0.91		0.90		0.90		3.96		158

9.51	(1.40)	235,277	0.90		0.90		0.90		0.90		3.07		84

9.99	14.06	268,038	0.90		0.90		0.90		0.90		3.10		99

9.07	(4.69)	232,487	0.92		0.92		0.90		0.90		4.13		138

9.90	2.77	289,576	0.93		0.93		0.90		0.90		4.60		110

9.12	0.58	108,330	1.02	*	1.02	*	1.00	*	1.00	*	4.70	*	122

9.23	1.33	105,067	1.01		1.01		1.00		1.00		3.93		158

9.47	(1.39)	123,293	1.00		1.00		1.00		1.00		2.97		84

9.94	13.92	115,116	1.00		1.00		1.00		1.00		3.01		99

9.03	(4.78)	55,030	1.02		1.02		1.00		1.00		4.03		138

9.86	2.58	47,743	1.03		1.03		1.00		1.00		4.51		110

9.17	0.34	21,084	1.32	*	1.32	*	1.30	*	1.30	*	4.40	*	122

9.29	1.13	20,412	1.31		1.31		1.30		1.30		3.58		158

9.52	(1.74)	23,819	1.30		1.30		1.30		1.30		2.65		84

10.00	13.61	19,542	1.30		1.30		1.30		1.30		2.68		99

9.08	(5.01)	19,607	1.32		1.32		1.30		1.30		3.73		138

9.91	2.24	23,099	1.33		1.33		1.30		1.30		4.20		110

9.02	0.02	1,860	2.07	*	2.07	*	2.05	*	2.05	*	3.64	*	122

9.14	0.30	2,244	2.06		2.06		2.05		2.05		2.75		158

9.37	(2.46)	3,656	2.05		2.05		2.05		2.05		1.91		84

9.85	12.73	3,866	2.05		2.05		2.05		2.05		1.91		99

8.95	(5.75)	5,206	2.07		2.07		2.05		2.05		3.00		138

9.78	1.63	5,834	2.08		2.08		2.05		2.05		3.45		110

$8.98	(0.20)%	$2,873,915	0.79	%*	0.79	%*	0.75	%*	0.75	%*	4.51	%*	90%

9.22	(4.75)	3,117,435	0.76		0.76		0.75		0.75		3.93		136

10.18	(4.37)	4,022,524	0.75		0.75		0.75		0.75		3.22		94

11.04	12.15	4,132,019	0.77		0.77		0.75		0.75		3.04		110

10.21	(1.45)	2,852,619	0.79		0.79		0.75		0.75		3.19		127

10.86	5.45	2,627,609	0.79		0.79		0.75		0.75		3.45		105

8.98	(0.25)	123,975	0.89	*	0.89	*	0.85	*	0.85	*	4.41	*	90

9.22	(4.85)	132,737	0.86		0.86		0.85		0.85		3.79		136

10.18	(4.47)	291,479	0.85		0.85		0.85		0.85		3.07		94

11.04	12.04	670,322	0.87		0.87		0.85		0.85		2.94		110

10.21	(1.55)	335,490	0.89		0.89		0.85		0.85		3.07		127

10.86	5.34	169,410	0.89		0.89		0.85		0.85		3.35		105

8.98	(0.27)	21,059	0.94	*	0.99	*	0.90	*	0.95	*	4.34	*	90

9.22	(4.90)	29,287	0.91		0.96		0.90		0.95		3.78		136

10.18	(4.51)	36,071	0.90		0.95		0.90		0.95		3.09		94

11.04	11.98	27,498	0.92		0.97		0.90		0.95		2.88		110

10.21	(1.60)	13,637	0.94		0.99		0.90		0.95		3.03		127

10.86	5.47	3,619	0.94	*	0.99	*	0.90	*	0.95	*	3.55	*	105

8.98	(0.32)	16,400	1.04	*	1.04	*	1.00	*	1.00	*	4.29	*	90

9.22	(5.00)	9,667	1.01		1.01		1.00		1.00		3.60		136

10.18	(4.61)	21,577	1.00		1.00		1.00		1.00		2.99		94

11.04	11.87	10,752	1.02		1.02		1.00		1.00		2.83		110

10.21	(1.70)	159,259	1.04		1.04		1.00		1.00		2.94		127

10.86	5.19	155,936	1.04		1.04		1.00		1.00		3.36		105

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Diversified Income Fund (Cont.)
Class A

04/01/2023 - 09/30/2023+	$9.22	$0.19	$(0.22)	$(0.03)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2023	10.18	0.33	(0.86)	(0.53)	(0.43)	0.00	0.00	(0.43)

03/31/2022	11.04	0.31	(0.81)	(0.50)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.21	0.29	0.90	1.19	(0.36)	0.00	0.00	(0.36)

03/31/2020	10.86	0.31	(0.49)	(0.18)	(0.45)	(0.02)	0.00	(0.47)

03/31/2019	10.77	0.32	0.20	0.52	(0.43)	0.00	0.00	(0.43)
Class C

04/01/2023 - 09/30/2023+	9.22	0.15	(0.22)	(0.07)	(0.17)	0.00	0.00	(0.17)

03/31/2023	10.18	0.26	(0.86)	(0.60)	(0.36)	0.00	0.00	(0.36)

03/31/2022	11.04	0.23	(0.82)	(0.59)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.21	0.21	0.90	1.11	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.86	0.23	(0.49)	(0.26)	(0.37)	(0.02)	0.00	(0.39)

03/31/2019	10.77	0.24	0.20	0.44	(0.35)	0.00	0.00	(0.35)

PIMCO ESG Income Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.27	$0.22	$(0.34)	$(0.12)	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	10.07	0.35	(0.61)	(0.26)	(0.51)	(0.03)	0.00	(0.54)

03/31/2022	10.35	0.24	(0.25)	(0.01)	(0.27)	0.00	0.00	(0.27)

09/30/2020 - 03/31/2021	10.00	0.10	0.34	0.44	(0.09)	0.00	0.00	(0.09)
I-2

04/01/2023 - 09/30/2023+	9.27	0.22	(0.34)	(0.12)	(0.19)	0.00	0.00	(0.19)

03/31/2023	10.07	0.34	(0.61)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.22	(0.24)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.35	0.44	(0.09)	0.00	0.00	(0.09)
I-3

04/01/2023 - 09/30/2023+	9.27	0.21	(0.34)	(0.13)	(0.18)	0.00	0.00	(0.18)

03/31/2023	10.07	0.30	(0.57)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.19	(0.21)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.34	0.43	(0.08)	0.00	0.00	(0.08)
Class A

04/01/2023 - 09/30/2023+	9.27	0.20	(0.34)	(0.14)	(0.17)	0.00	0.00	(0.17)

03/31/2023	10.07	0.31	(0.61)	(0.30)	(0.47)	(0.03)	0.00	(0.50)

03/31/2022	10.35	0.19	(0.24)	(0.05)	(0.23)	0.00	0.00	(0.23)

09/30/2020 - 03/31/2021	10.00	0.07	0.35	0.42	(0.07)	0.00	0.00	(0.07)
Class C

04/01/2023 - 09/30/2023+	9.27	0.17	(0.34)	(0.17)	(0.14)	0.00	0.00	(0.14)

03/31/2023	10.07	0.23	(0.60)	(0.37)	(0.40)	(0.03)	0.00	(0.43)

03/31/2022	10.35	0.13	(0.26)	(0.13)	(0.15)	0.00	0.00	(0.15)

09/30/2020 - 03/31/2021	10.00	0.03	0.35	0.38	(0.03)	0.00	0.00	(0.03)

PIMCO High Yield Spectrum Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.59	$0.24	$(0.03)	$0.21	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2023	9.49	0.43	(0.67)	(0.24)	(0.66)	0.00	0.00	(0.66)

03/31/2022	10.03	0.41	(0.46)	(0.05)	(0.49)	0.00	0.00	(0.49)

03/31/2021	8.58	0.45	1.47	1.92	(0.47)	0.00	0.00	(0.47)

03/31/2020	9.71	0.54	(1.12)	(0.58)	(0.55)	0.00	0.00	(0.55)

03/31/2019	9.78	0.57	(0.07)	0.50	(0.57)	0.00	0.00	(0.57)
I-2

04/01/2023 - 09/30/2023+	8.59	0.23	(0.02)	0.21	(0.26)	0.00	0.00	(0.26)

03/31/2023	9.49	0.43	(0.68)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.40	(0.46)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.44	1.47	1.91	(0.46)	0.00	0.00	(0.46)

03/31/2020	9.71	0.52	(1.11)	(0.59)	(0.54)	0.00	0.00	(0.54)

03/31/2019	9.78	0.56	(0.06)	0.50	(0.57)	0.00	0.00	(0.57)

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.98	(0.40	) %	$182,001	1.19	%*	1.19	%*	1.15	%*	1.15	%*	4.11	%*	90%

9.22	(5.14)		202,770	1.16		1.16		1.15		1.15		3.52		136

10.18	(4.75)		290,939	1.15		1.15		1.15		1.15		2.81		94

11.04	11.71		361,780	1.17		1.17		1.15		1.15		2.64		110

10.21	(1.84)		297,090	1.19		1.19		1.15		1.15		2.78		127

10.86	5.03		251,911	1.19		1.19		1.15		1.15		3.04		105

8.98	(0.77)		26,031	1.94	*	1.94	*	1.90	*	1.90	*	3.36	*	90

9.22	(5.85)		30,275	1.91		1.91		1.90		1.90		2.76		136

10.18	(5.46)		49,134	1.90		1.90		1.90		1.90		2.05		94

11.04	10.87		67,889	1.92		1.92		1.90		1.90		1.89		110

10.21	(2.58)		77,114	1.94		1.94		1.90		1.90		2.04		127

10.86	4.25		73,261	1.94		1.94		1.90		1.90		2.29		105

$8.96	(1.31)%		$211,007	0.75	%*	0.75	%*	0.51	%*	0.51	%*	4.84	%*	151%

9.27	(2.50)		204,462	0.55		0.55		0.51		0.51		3.70		320

10.07	(0.09)		155,174	0.52		0.52		0.51		0.51		2.28		50

10.35	4.43		37,125	0.52	*	1.14	*	0.50	*	1.12	*	1.87	*	135

8.96	(1.36)		15,948	0.85	*	0.85	*	0.61	*	0.61	*	4.74	*	151

9.27	(2.59)		16,996	0.65		0.65		0.61		0.61		3.54		320

10.07	(0.19)		17,691	0.62		0.62		0.61		0.61		2.14		50

10.35	4.38		1,421	0.62	*	1.24	*	0.60	*	1.22	*	1.81	*	135

8.96	(1.38)		3,664	0.90	*	0.95	*	0.66	*	0.71	*	4.69	*	151

9.27	(2.64)		4,255	0.70		0.75		0.66		0.71		3.11		320

10.07	(0.24)		23,132	0.67		0.72		0.66		0.71		1.91		50

10.35	4.35		45	0.72	*	1.34	*	0.70	*	1.32	*	1.69	*	135

8.96	(1.50)		2,568	1.15	*	1.15	*	0.91	*	0.91	*	4.45	*	151

9.27	(2.88)		2,319	0.95		0.95		0.91		0.91		3.24		320

10.07	(0.49)		1,809	0.92		0.92		0.91		0.91		1.87		50

10.35	4.23		23	0.92	*	1.54	*	0.90	*	1.52	*	1.46	*	135

8.96	(1.87)		126	1.90	*	1.90	*	1.66	*	1.66	*	3.70	*	151

9.27	(3.62)		96	1.70		1.70		1.66		1.66		2.44		320

10.07	(1.24)		108	1.67		1.67		1.66		1.66		1.21		50

10.35	3.85		90	1.67	*	2.29	*	1.65	*	2.27	*	0.67	*	135

$8.54	2.50%		$110,557	0.64	%*	0.64	%*	0.60	%*	0.60	%*	5.55	%*	30%

8.59	(2.24)		96,560	0.62		0.62		0.60		0.60		4.94		51

9.49	(0.59)		135,530	0.61		0.61		0.60		0.60		4.10		43

10.03	22.77		170,488	0.62		0.62		0.60		0.60		4.67		39

8.58	(6.52)		101,092	0.62		0.62		0.60		0.60		5.47		27

9.71	5.36		603,647	0.63		0.63		0.60		0.60		5.93		26

8.54	2.45		123,612	0.74	*	0.74	*	0.70	*	0.70	*	5.44	*	30

8.59	(2.33)		122,281	0.72		0.72		0.70		0.70		4.87		51

9.49	(0.69)		151,560	0.71		0.71		0.70		0.70		4.04		43

10.03	22.65		238,069	0.72		0.72		0.70		0.70		4.60		39

8.58	(6.61)		134,676	0.72		0.72		0.70		0.70		5.34		27

9.71	5.26		193,934	0.73		0.73		0.70		0.70		5.85		26

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Spectrum Fund (Cont.)
I-3

04/01/2023 - 09/30/2023+	$8.59	$0.23	$(0.02)	$0.21	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2023	9.49	0.41	(0.66)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.39	(0.45)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.43	1.48	1.91	(0.46)	0.00	0.00	(0.46)

03/31/2020	9.71	0.52	(1.12)	(0.60)	(0.53)	0.00	0.00	(0.53)

04/27/2018 - 03/31/2019	9.81	0.52	(0.10)	0.42	(0.52)	0.00	0.00	(0.52)
Class A

04/01/2023 - 09/30/2023+	8.59	0.22	(0.02)	0.20	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.49	0.40	(0.67)	(0.27)	(0.63)	0.00	0.00	(0.63)

03/31/2022	10.03	0.38	(0.46)	(0.08)	(0.46)	0.00	0.00	(0.46)

03/31/2021	8.58	0.42	1.47	1.89	(0.44)	0.00	0.00	(0.44)

03/31/2020	9.71	0.50	(1.12)	(0.62)	(0.51)	0.00	0.00	(0.51)

03/31/2019	9.78	0.54	(0.07)	0.47	(0.54)	0.00	0.00	(0.54)
Class C

04/01/2023 - 09/30/2023+	8.59	0.19	(0.02)	0.17	(0.22)	0.00	0.00	(0.22)

03/31/2023	9.49	0.34	(0.67)	(0.33)	(0.57)	0.00	0.00	(0.57)

03/31/2022	10.03	0.30	(0.46)	(0.16)	(0.38)	0.00	0.00	(0.38)

03/31/2021	8.58	0.36	1.46	1.82	(0.37)	0.00	0.00	(0.37)

03/31/2020	9.71	0.42	(1.11)	(0.69)	(0.44)	0.00	0.00	(0.44)

03/31/2019	9.78	0.47	(0.07)	0.40	(0.47)	0.00	0.00	(0.47)

PIMCO Long-Term Credit Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.11	$0.18	$(0.90)	$(0.72)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2023	10.87	0.39	(1.64)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.48	(0.98)	(0.50)	(0.57)	(0.34)	0.00	(0.91)

03/31/2021	12.08	0.50	0.74	1.24	(0.58)	(0.46)	0.00	(1.04)

03/31/2020	11.69	0.48	0.54	1.02	(0.59)	(0.04)	0.00	(0.63)

03/31/2019	11.83	0.49	0.08	0.57	(0.49)	(0.15)	(0.07)	(0.71)
I-2

04/01/2023 - 09/30/2023+	9.11	0.17	(0.90)	(0.73)	(0.20)	0.00	0.00	(0.20)

03/31/2023	10.87	0.38	(1.63)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.47	(0.98)	(0.51)	(0.56)	(0.34)	0.00	(0.90)

03/31/2021	12.08	0.49	0.73	1.22	(0.56)	(0.46)	0.00	(1.02)

03/31/2020	11.69	0.47	0.54	1.01	(0.58)	(0.04)	0.00	(0.62)

03/31/2019	11.83	0.48	0.08	0.56	(0.48)	(0.15)	(0.07)	(0.70)

PIMCO Low Duration Credit Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.74	$0.30	$0.00	$0.30	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2023	9.09	0.44	(0.29)	0.15	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.31	0.34	(0.18)	0.16	(0.34)	(0.04)	0.00	(0.38)

03/31/2021	8.63	0.31	0.70	1.01	(0.33)	0.00	0.00	(0.33)

03/31/2020	9.73	0.43	(1.06)	(0.63)	(0.47)	0.00	0.00	(0.47)

03/31/2019	9.90	0.41	(0.14)	0.27	(0.44)	0.00	0.00	(0.44)
I-2

04/01/2023 - 09/30/2023+	8.74	0.30	(0.01)	0.29	(0.32)	0.00	0.00	(0.32)

03/31/2023	9.09	0.46	(0.32)	0.14	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.31	0.33	(0.18)	0.15	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	8.63	0.31	0.69	1.00	(0.32)	0.00	0.00	(0.32)

03/31/2020	9.73	0.42	(1.06)	(0.64)	(0.46)	0.00	0.00	(0.46)

03/31/2019	9.90	0.42	(0.16)	0.26	(0.43)	0.00	0.00	(0.43)
Class A

04/01/2023 - 09/30/2023+	8.74	0.29	(0.01)	0.28	(0.31)	0.00	0.00	(0.31)

03/31/2023	9.09	0.46	(0.33)	0.13	(0.48)	0.00	0.00	(0.48)

03/31/2022	9.31	0.31	(0.18)	0.13	(0.31)	(0.04)	0.00	(0.35)

03/31/2021	8.63	0.29	0.70	0.99	(0.31)	0.00	0.00	(0.31)

03/31/2020	9.73	0.40	(1.06)	(0.66)	(0.44)	0.00	0.00	(0.44)

03/31/2019	9.90	0.39	(0.15)	0.24	(0.41)	0.00	0.00	(0.41)

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.54	2.42%	$719	0.79	%*	0.84	%*	0.75	%*	0.80	%*	5.41	%*	30%

8.59	(2.38)	11,785	0.77		0.82		0.75		0.80		4.71		51

9.49	(0.74)	2,249	0.76		0.81		0.75		0.80		3.94		43

10.03	22.59	3,621	0.77		0.82		0.75		0.80		4.41		39

8.58	(6.66)	445	0.77		0.82		0.75		0.80		5.28		27

9.71	4.45	2,142	0.78	*	0.83	*	0.75	*	0.80	*	5.91	*	26

8.54	2.33	41,783	0.99	*	0.99	*	0.95	*	0.95	*	5.19	*	30

8.59	(2.58)	40,642	0.97		0.97		0.95		0.95		4.63		51

9.49	(0.93)	48,680	0.96		0.96		0.95		0.95		3.80		43

10.03	22.35	54,395	0.97		0.97		0.95		0.95		4.43		39

8.58	(6.85)	50,039	0.97		0.97		0.95		0.95		5.08		27

9.71	5.00	63,446	0.98		0.98		0.95		0.95		5.58		26

8.54	1.95	4,375	1.74	*	1.74	*	1.70	*	1.70	*	4.45	*	30

8.59	(3.31)	4,222	1.72		1.72		1.70		1.70		3.87		51

9.49	(1.67)	5,249	1.71		1.71		1.70		1.70		3.06		43

10.03	21.44	5,265	1.72		1.72		1.70		1.70		3.72		39

8.58	(7.54)	6,862	1.72		1.72		1.70		1.70		4.33		27

9.71	4.22	8,118	1.73		1.73		1.70		1.70		4.83		26

$8.18	(8.06)%	$2,482,132	1.42	%*	1.42	%*	0.55	%*	0.55	%*	4.03	%*	60%

9.11	(11.30)	2,916,169	0.99		0.99		0.55		0.55		4.27		85

10.87	(4.81)	3,512,411	0.57		0.57		0.55		0.55		3.86		59

12.28	9.84	3,483,341	0.59		0.59		0.55		0.55		3.79		103

12.08	8.59	3,313,697	0.84		0.84		0.55		0.55		3.84		180

11.69	5.20	3,576,056	0.79		0.79		0.55		0.55		4.33		133

8.18	(8.10)	162,893	1.52	*	1.52	*	0.65	*	0.65	*	3.98	*	60

9.11	(11.39)	104,751	1.09		1.09		0.65		0.65		4.16		85

10.87	(4.90)	110,710	0.67		0.67		0.65		0.65		3.76		59

12.28	9.73	133,698	0.69		0.69		0.65		0.65		3.69		103

12.08	8.49	197,002	0.94		0.94		0.65		0.65		3.71		180

11.69	5.10	71,189	0.89		0.89		0.65		0.65		4.23		133

$8.71	3.43%	$83,595	0.75	%*	0.75	%*	0.70	%*	0.70	%*	6.96	%*	56%

8.74	1.84	97,086	0.73		0.73		0.70		0.70		5.04		32

9.09	1.74	348,698	0.73		0.73		0.70		0.70		3.63		134

9.31	11.85	210,739	0.73		0.73		0.70		0.70		3.42		184

8.63	(6.94)	151,077	0.75		0.75		0.70		0.70		4.42		49

9.73	2.74	171,645	0.75		0.75		0.70		0.70		4.15		42

8.71	3.38	7,338	0.85	*	0.85	*	0.80	*	0.80	*	6.91	*	56

8.74	1.74	8,418	0.83		0.83		0.80		0.80		5.21		32

9.09	1.64	12,997	0.83		0.83		0.80		0.80		3.52		134

9.31	11.74	22,046	0.83		0.83		0.80		0.80		3.34		184

8.63	(7.03)	25,932	0.85		0.85		0.80		0.80		4.30		49

9.73	2.64	38,809	0.85		0.85		0.80		0.80		4.25		42

8.71	3.28	41,257	1.05	*	1.05	*	1.00	*	1.00	*	6.73	*	56

8.74	1.53	51,962	1.03		1.03		1.00		1.00		5.21		32

9.09	1.43	64,194	1.03		1.03		1.00		1.00		3.32		134

9.31	11.52	54,219	1.03		1.03		1.00		1.00		3.16		184

8.63	(7.22)	52,228	1.05		1.05		1.00		1.00		4.13		49

9.73	2.44	89,364	1.05		1.05		1.00		1.00		4.02		42

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Credit Fund (Cont.)
Class C

04/01/2023 - 09/30/2023+	$8.74	$0.26	$(0.01)	$0.25	$(0.28)	$0.00	$0.00	$(0.28)

03/31/2023	9.09	0.40	(0.34)	0.06	(0.41)	0.00	0.00	(0.41)

03/31/2022	9.31	0.24	(0.18)	0.06	(0.24)	(0.04)	0.00	(0.28)

03/31/2021	8.63	0.21	0.71	0.92	(0.24)	0.00	0.00	(0.24)

03/31/2020	9.73	0.33	(1.06)	(0.73)	(0.37)	0.00	0.00	(0.37)

03/31/2019	9.90	0.32	(0.16)	0.16	(0.33)	0.00	0.00	(0.33)

PIMCO Low Duration Income Fund
Institutional Class

04/01/2023 - 09/30/2023+	$7.78	$0.18	$(0.01)	$0.17	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	8.29	0.29	(0.27)	0.02	(0.53)	0.00	0.00	(0.53)

03/31/2022	8.67	0.23	(0.35)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.25	0.75	1.00	(0.23)	0.00	(0.05)	(0.28)

03/31/2020	8.58	0.32	(0.55)	(0.23)	(0.40)	0.00	0.00	(0.40)

03/31/2019	8.56	0.30	0.01	0.31	(0.29)	0.00	0.00	(0.29)
I-2

04/01/2023 - 09/30/2023+	7.78	0.18	(0.01)	0.17	(0.19)	0.00	0.00	(0.19)

03/31/2023	8.29	0.28	(0.27)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.22	(0.34)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)

03/31/2020	8.58	0.31	(0.55)	(0.24)	(0.39)	0.00	0.00	(0.39)

03/31/2019	8.56	0.30	0.00	0.30	(0.28)	0.00	0.00	(0.28)
I-3

04/01/2023 - 09/30/2023+	7.78	0.18	(0.01)	0.17	(0.19)	0.00	0.00	(0.19)

03/31/2023	8.29	0.27	(0.26)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.21	(0.34)	(0.13)	(0.25)	0.00	0.00	(0.25)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)

03/31/2020	8.58	0.31	(0.56)	(0.25)	(0.38)	0.00	0.00	(0.38)

04/27/2018 - 03/31/2019	8.54	0.29	0.01	0.30	(0.26)	0.00	0.00	(0.26)
Class A

04/01/2023 - 09/30/2023+	7.78	0.17	(0.01)	0.16	(0.18)	0.00	0.00	(0.18)

03/31/2023	8.29	0.26	(0.27)	(0.01)	(0.50)	0.00	0.00	(0.50)

03/31/2022	8.67	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)

03/31/2021	7.95	0.22	0.75	0.97	(0.20)	0.00	(0.05)	(0.25)

03/31/2020	8.58	0.28	(0.55)	(0.27)	(0.36)	0.00	0.00	(0.36)

03/31/2019	8.56	0.27	0.01	0.28	(0.26)	0.00	0.00	(0.26)
Class C

04/01/2023 - 09/30/2023+	7.78	0.16	(0.01)	0.15	(0.17)	0.00	0.00	(0.17)

03/31/2023	8.29	0.23	(0.27)	(0.04)	(0.47)	0.00	0.00	(0.47)

03/31/2022	8.67	0.17	(0.35)	(0.18)	(0.20)	0.00	0.00	(0.20)

03/31/2021	7.95	0.19	0.75	0.94	(0.17)	0.00	(0.05)	(0.22)

03/31/2020	8.58	0.26	(0.55)	(0.29)	(0.34)	0.00	0.00	(0.34)

03/31/2019	8.56	0.24	0.01	0.25	(0.23)	0.00	0.00	(0.23)
Class C-2

04/01/2023 - 09/30/2023+	7.78	0.15	(0.01)	0.14	(0.16)	0.00	0.00	(0.16)

03/31/2023	8.29	0.22	(0.27)	(0.05)	(0.46)	0.00	0.00	(0.46)

03/31/2022	8.67	0.15	(0.34)	(0.19)	(0.19)	0.00	0.00	(0.19)

10/21/2020 - 03/31/2021	8.47	0.08	0.20	0.28	(0.03)	0.00	(0.05)	(0.08)

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class

04/01/2023 - 09/30/2023+	$8.26	$0.22	$0.06	$0.28	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2023	10.24	0.43	(1.63)	(1.20)	(0.69)	(0.09)	0.00	(0.78)

03/31/2022	11.10	0.38	(0.62)	(0.24)	(0.41)	(0.21)	0.00	(0.62)

03/31/2021	9.23	0.40	1.88	2.28	(0.41)	0.00	0.00	(0.41)

03/31/2020	9.98	0.41	(0.63)	(0.22)	(0.50)	(0.03)	0.00	(0.53)

03/31/2019	10.31	0.46	(0.18)	0.28	(0.59)	(0.01)	(0.01)	(0.61)

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.71	2.89%	$5,023	1.80	%*	1.80	%*	1.75	%*	1.75	%*	5.99	%*	56%

8.74	0.77	6,278	1.78		1.78		1.75		1.75		4.51		32

9.09	0.68	6,818	1.78		1.78		1.75		1.75		2.57		134

9.31	10.68	9,975	1.78		1.78		1.75		1.75		2.34		184

8.63	(7.91)	22,627	1.80		1.80		1.75		1.75		3.39		49

9.73	1.68	46,421	1.80		1.80		1.75		1.75		3.27		42

$7.76	2.26%	$2,623,404	0.74	%*	0.74	%*	0.50	%*	0.50	%*	4.70	%*	290%

7.78	0.31	2,805,010	0.59		0.59		0.50		0.50		3.61		447

8.29	(1.41)	3,636,332	0.50		0.50		0.50		0.50		2.63		581

8.67	12.72	2,204,463	0.54		0.54		0.51		0.51		2.96		410

7.95	(2.94)	1,644,585	0.55		0.55		0.51		0.51		3.77		432

8.58	3.70	1,682,347	0.58		0.59		0.50		0.51		3.55		207

7.76	2.21	4,082,757	0.84	*	0.84	*	0.60	*	0.60	*	4.59	*	290

7.78	0.21	4,565,042	0.69		0.69		0.60		0.60		3.52		447

8.29	(1.51)	5,060,851	0.60		0.60		0.60		0.60		2.55		581

8.67	12.61	3,109,079	0.64		0.64		0.61		0.61		2.85		410

7.95	(3.04)	2,246,989	0.65		0.65		0.61		0.61		3.64		432

8.58	3.60	1,854,130	0.68		0.69		0.60		0.61		3.49		207

7.76	2.19	78,245	0.89	*	0.94	*	0.65	*	0.70	*	4.54	*	290

7.78	0.17	97,886	0.74		0.79		0.65		0.70		3.43		447

8.29	(1.56)	133,106	0.65		0.70		0.65		0.70		2.49		581

8.67	12.57	87,455	0.69		0.74		0.66		0.71		2.82		410

7.95	(3.09)	20,116	0.70		0.75		0.66		0.71		3.63		432

8.58	3.56	39,161	0.73	*	0.79	*	0.65	*	0.71	*	3.69	*	207

7.76	2.06	1,543,500	1.14	*	1.14	*	0.90	*	0.90	*	4.30	*	290

7.78	(0.09)	1,575,385	0.99		0.99		0.90		0.90		3.19		447

8.29	(1.80)	2,061,864	0.90		0.90		0.90		0.90		2.23		581

8.67	12.28	1,784,043	0.94		0.94		0.91		0.91		2.55		410

7.95	(3.33)	1,322,295	0.95		0.95		0.91		0.91		3.33		432

8.58	3.29	1,056,714	0.98		0.99		0.90		0.91		3.16		207

7.76	1.91	176,428	1.44	*	1.44	*	1.20	*	1.20	*	4.00	*	290

7.78	(0.39)	184,647	1.29		1.29		1.20		1.20		2.91		447

8.29	(2.10)	224,472	1.20		1.20		1.20		1.20		1.93		581

8.67	11.95	212,807	1.24		1.24		1.21		1.21		2.25		410

7.95	(3.62)	200,678	1.25		1.25		1.21		1.21		3.07		432

8.58	2.98	190,628	1.28		1.29		1.20		1.21		2.85		207

7.76	1.80	8,225	1.64	*	1.64	*	1.40	*	1.40	*	3.74	*	290

7.78	(0.59)	7,983	1.49		1.49		1.40		1.40		2.71		447

8.29	(2.29)	9,357	1.40		1.40		1.40		1.40		1.77		581

8.67	3.35	3,209	1.44	*	1.44	*	1.41	*	1.41	*	2.04	*	410

$8.33	3.42%	$620,901	1.19	%*	1.28	%*	0.79	%*	0.88	%*	5.34	%*	23%

8.26	(12.22)	691,702	1.02		1.11		0.79		0.88		4.55		19

10.24	(2.40)	1,500,453	0.79		0.88		0.79		0.88		3.38		22

11.10	24.86	1,216,087	0.81		0.91		0.79		0.89		3.74		59

9.23	(2.68)	788,615	0.79		0.87		0.78		0.86		3.92		67

9.98	2.83	259,798	0.82		0.91		0.81		0.90		4.58		57

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Preferred and Capital Securities Fund (Consolidated) (Cont.)
I-2

04/01/2023 - 09/30/2023+	$8.24	$0.22	$0.05	$0.27	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2023	10.21	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.08	0.36	(0.62)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.21	0.39	1.88	2.27	(0.40)	0.00	0.00	(0.40)

03/31/2020	9.97	0.40	(0.64)	(0.24)	(0.49)	(0.03)	0.00	(0.52)

03/31/2019	10.30	0.45	(0.18)	0.27	(0.58)	(0.01)	(0.01)	(0.60)
I-3

04/01/2023 - 09/30/2023+	8.22	0.21	0.07	0.28	(0.21)	0.00	0.00	(0.21)

03/31/2023	10.19	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.06	0.35	(0.61)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.20	0.38	1.88	2.26	(0.40)	0.00	0.00	(0.40)

03/31/2020	9.95	0.40	(0.63)	(0.23)	(0.49)	(0.03)	0.00	(0.52)

04/27/2018 - 03/31/2019	10.32	0.43	(0.19)	0.24	(0.59)	(0.01)	(0.01)	(0.61)
Class A

04/01/2023 - 09/30/2023+	8.22	0.21	0.05	0.26	(0.20)	0.00	0.00	(0.20)

03/31/2023	10.18	0.39	(1.60)	(1.21)	(0.66)	(0.09)	0.00	(0.75)

03/31/2022	11.05	0.33	(0.61)	(0.28)	(0.38)	(0.21)	0.00	(0.59)

03/31/2021	9.19	0.36	1.88	2.24	(0.38)	0.00	0.00	(0.38)

03/31/2020	9.95	0.37	(0.63)	(0.26)	(0.47)	(0.03)	0.00	(0.50)

03/31/2019	10.29	0.43	(0.19)	0.24	(0.56)	(0.01)	(0.01)	(0.58)
Class C

04/01/2023 - 09/30/2023+	8.18	0.18	0.05	0.23	(0.17)	0.00	0.00	(0.17)

03/31/2023	10.15	0.32	(1.61)	(1.29)	(0.59)	(0.09)	0.00	(0.68)

03/31/2022	11.03	0.25	(0.62)	(0.37)	(0.30)	(0.21)	0.00	(0.51)

03/31/2021	9.19	0.28	1.87	2.15	(0.31)	0.00	0.00	(0.31)

08/23/2019 - 03/31/2020	10.48	0.16	(1.08)	(0.92)	(0.34)	(0.03)	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.30	3.26%	$148,389	1.29	%*	1.38	% *	0.89	% *	0.98	% *	5.24	% *	23	%*

8.24	(12.25)	171,685	1.12		1.21		0.89		0.98		4.43		19

10.21	(2.58)	397,056	0.89		0.98		0.89		0.98		3.28		22

11.08	24.81	318,242	0.91		1.01		0.89		0.99		3.65		59

9.21	(2.87)	230,245	0.89		0.97		0.88		0.96		3.85		67

9.97	2.76	130,385	0.92		1.01		0.91		1.00		4.51		57

8.29	3.37	21,518	1.34	*	1.48	*	0.94	*	1.08	*	5.16	*	23

8.22	(12.27)	35,392	1.17		1.31		0.94		1.08		4.44		19

10.19	(2.65)	42,097	0.94		1.08		0.94		1.08		3.20		22

11.06	24.68	42,310	0.96		1.11		0.94		1.09		3.60		59

9.20	(2.80)	28,048	0.94		1.07		0.93		1.06		3.80		67

9.95	2.49	11,782	0.97	*	1.11	*	0.96	*	1.10	*	4.79	*	57

8.28	3.17	143,457	1.54	*	1.63	*	1.14	*	1.23	*	5.00	*	23

8.22	(12.40)	148,669	1.37		1.46		1.14		1.23		4.19		19

10.18	(2.82)	306,012	1.14		1.23		1.14		1.23		3.01		22

11.05	24.46	302,567	1.16		1.26		1.14		1.24		3.40		59

9.19	(3.06)	264,206	1.14		1.22		1.13		1.21		3.57		67

9.95	2.50	119,215	1.17		1.26		1.16		1.25		4.29		57

8.24	2.85	15,168	2.29	*	2.38	*	1.89	*	1.98	*	4.25	*	23

8.18	(13.13)	15,784	2.12		2.21		1.89		1.98		3.47		19

10.15	(3.56)	22,897	1.89		1.98		1.89		1.98		2.27		22

11.03	23.53	20,136	1.91		2.01		1.89		1.99		2.65		59

9.19	(9.21)	12,500	1.89	*	1.97	*	1.88	*	1.96	*	2.64	*	67

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Assets:

Investments, at value
Investments in securities*	$408,409	$3,269,820	$266,765	$278,775	$3,373,957	$133,193	$12,166,025
Investments in Affiliates	76	391,514	0	133	2,871	7,322	172,576
Financial Derivative Instruments
Exchange-traded or centrally cleared	92	1,787	140	5	442	8	13,831
Over the counter	2,055	7,538	1,273	1,584	2,782	286	61,745
Cash	6	0	535	0	0	778	0
Deposits with counterparty	4,758	5,970	2,982	2,768	7,479	1,551	12,661
Foreign currency, at value	258	7,591	415	682	4,304	31	14,072
Receivable for investments sold	6,034	16,980	8,781	630	379,023	1,929	3,188
Receivable for investments sold on a delayed-delivery basis	0	0	4,182	0	0	0	4,915
Receivable for TBA investments sold	32,835	455,447	24,361	0	174,377	0	3,782,276
Receivable for Fund shares sold	991	1,827	205	527	1,440	32	25,345
Interest and/or dividends receivable	2,930	35,817	1,809	4,055	40,779	1,253	51,085
Dividends receivable from Affiliates	0	1,807	0	1	52	47	673
Reimbursement receivable from PIMCO	0	1	0	0	0	0	4
Prepaid expenses	0	0	0	9	0	8	0
Other assets	0	0	0	1	2	0	0
Total Assets	458,444	4,196,099	311,448	289,170	3,987,508	146,438	16,308,396

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$635	$9,738	$680	$1,154	$865,522	$0	$7,863
Payable for sale-buyback transactions	0	0	13,021	0	48,549	0	0
Payable for short sales	2,780	82,105	1,580	0	0	0	459,106
Financial Derivative Instruments
Exchange-traded or centrally cleared	181	2,110	259	56	1,015	16	13,742
Over the counter	2,819	1,161	717	192	2,872	5	68,183
Payable for investments purchased	60,279	17,233	42	4,466	7,782	8,844	305,828
Payable for investments in Affiliates purchased	0	1,807	0	1	52	47	673
Payable for investments purchased on a delayed-delivery basis	0	0	160	0	0	0	18,118
Payable for TBA investments purchased	75,611	823,727	55,732	0	411,752	0	6,867,852
Payable for unfunded loan commitments	0	0	0	0	0	34	200
Deposits from counterparty	270	9,165	591	1,492	2,045	0	17,173
Payable for Fund shares redeemed	524	2,796	5,228	427	1,146	174	28,930
Distributions payable	0	636	20	162	234	2	3,518
Overdraft due to custodian	0	47	0	0	207	0	54
Accrued investment advisory fees	160	1,252	49	72	704	47	2,162
Accrued supervisory and administrative fees	92	876	52	86	601	37	2,020
Accrued distribution fees	1	19	0	3	0	3	49
Accrued servicing fees	5	45	1	10	0	10	366
Foreign capital gain tax payable	0	1	1	0	2	0	0
Other liabilities	0	0	2	3	0	6	0
Total Liabilities	143,357	952,718	78,135	8,124	1,342,483	9,225	7,795,837

Net Assets	$315,087	$3,243,381	$233,313	$281,046	$2,645,025	$137,213	$8,512,559

Net Assets Consist of:

Paid in capital	$393,635	$4,159,444	$262,206	$383,594	$3,799,531	$230,914	$9,903,265
Distributable earnings (accumulated loss)	(78,548)	(916,063)	(28,893)	(102,548)	(1,154,506)	(93,701)	(1,390,706)

Net Assets	$315,087	$3,243,381	$233,313	$281,046	$2,645,025	$137,213	$8,512,559

Cost of investments in securities	$433,514	$3,878,978	$293,764	$314,893	$4,226,670	$135,318	$13,144,943
Cost of investments in Affiliates	$76	$392,081	$0	$132	$2,871	$7,322	$172,616
Cost of foreign currency held	$274	$7,745	$421	$684	$5,392	$32	$14,469
Proceeds received on short sales	$3,110	$82,840	$1,633	$0	$0	$0	$472,340
Cost or premiums of financial derivative instruments, net	$(14)	$4,487	$(2,264)	$409	$13,592	$(81)	$42,256

* Includes repurchase agreements of:	$120,718	$8,849	$3,900	$630	$2,559	$0	$518,700

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Net Assets:

Institutional Class	$183,813	$2,873,915	$211,007	$110,557	$2,482,132	$83,595	$2,623,404
I-2	108,330	123,975	15,948	123,612	162,893	7,338	4,082,757
I-3	N/A	21,059	3,664	719	N/A	N/A	78,245
Administrative Class	N/A	16,400	N/A	N/A	N/A	N/A	N/A
Class A	21,084	182,001	2,568	41,783	N/A	41,257	1,543,500
Class C	1,860	26,031	126	4,375	N/A	5,023	176,428
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	8,225

Shares Issued and Outstanding:

Institutional Class	20,047	320,027	23,550	12,950	303,330	9,593	338,031
I-2	11,884	13,805	1,780	14,479	19,906	842	526,091
I-3	N/A	2,345	409	84	N/A	N/A	10,082
Administrative Class	N/A	1,826	N/A	N/A	N/A	N/A	N/A
Class A	2,300	20,267	287	4,894	N/A	4,734	198,889
Class C	206	2,899	14	512	N/A	576	22,735
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	1,060

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.17	$8.98	$8.96	$8.54	$8.18	$8.71	$7.76
I-2	9.12	8.98	8.96	8.54	8.18	8.71	7.76
I-3	N/A	8.98	8.96	8.54	N/A	N/A	7.76
Administrative Class	N/A	8.98	N/A	N/A	N/A	N/A	N/A
Class A	9.17	8.98	8.96	8.54	N/A	8.71	7.76
Class C	9.02	8.98	8.96	8.54	N/A	8.71	7.76
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	7.76

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:

Investments, at value
Investments in securities*	$894,888
Investments in Affiliates	81,631
Financial Derivative Instruments
Exchange-traded or centrally cleared	855
Over the counter	5,928
Deposits with counterparty	4,998
Foreign currency, at value	1,257
Receivable for investments sold	12,274
Receivable for Fund shares sold	718
Interest and/or dividends receivable	11,053
Dividends receivable from Affiliates	313
Reimbursement receivable from PIMCO	77
Total Assets	1,013,992

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$43,297
Financial Derivative Instruments
Exchange-traded or centrally cleared	682
Over the counter	597
Payable for investments in Affiliates purchased	313
Deposits from counterparty	5,700
Payable for Fund shares redeemed	1,675
Overdraft due to custodian	11,484
Accrued investment advisory fees	422
Accrued supervisory and administrative fees	345
Accrued distribution fees	10
Accrued servicing fees	34
Total Liabilities	64,559

Net Assets	$949,433

Net Assets Consist of:

Paid in capital	$1,378,643
Distributable earnings (accumulated loss)	(429,210)

Net Assets	$949,433

Cost of investments in securities	$1,051,568
Cost of investments in Affiliates	$81,642
Cost of foreign currency held	$1,251
Cost or premiums of financial derivative instruments, net	$(4,861)

* Includes repurchase agreements of:	$10,140

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Preferred and Capital Securities Fund

Net Assets:

Institutional Class	$620,901
I-2	148,389
I-3	21,518
Class A	143,457
Class C	15,168

Shares Issued and Outstanding:

Institutional Class	74,557
I-2	17,871
I-3	2,597
Class A	17,330
Class C	1,841

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.33
I-2	8.30
I-3	8.29
Class A	8.28
Class C	8.24

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Investment Income:

Interest	$8,702	$79,236	$6,315	$8,867	$80,989	$5,160	$228,261
Dividends	1	27	0	0	416	0	4
Dividends from Investments in Affiliates	4	9,487	0	3	671	167	7,985
Miscellaneous income	15	281	0	84	83	2	198
Total Income	8,722	89,031	6,315	8,954	82,159	5,329	236,448

Expenses:

Investment advisory fees	912	7,540	282	432	4,510	275	13,011
Supervisory and administrative fees	524	5,281	295	527	3,825	222	12,180
Distribution and/or servicing fees - Administrative Class	N/A	12	N/A	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	25	246	3	52	N/A	55	1,932
Distribution and/or servicing fees - Class C	10	139	1	21	N/A	29	493
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	30
Trustee fees	1	10	1	1	9	1	26
Interest expense	29	665	270	60	13,193	34	10,463
Miscellaneous expense	1	6	6	5	4	0	9
Total Expenses	1,502	13,899	858	1,098	21,541	616	38,144
Waiver and/or Reimbursement by PIMCO	0	(6)	(2)	(2)	0	0	(22)
Net Expenses	1,502	13,893	856	1,096	21,541	616	38,122

Net Investment Income (Loss)	7,220	75,138	5,459	7,858	60,618	4,713	198,326

Net Realized Gain (Loss):

Investments in securities	(6,180)	(52,806)	(3,082)	(4,772)	(128,480)	(7,463)	(177,164)
Investments in Affiliates	0	(156)	0	0	78	(2)	57
Exchange-traded or centrally cleared financial derivative instruments	1,977	10,406	1,019	931	23,605	659	(49,654)
Over the counter financial derivative instruments	94	(3,695)	(1,151)	(462)	395	(321)	17,902
Foreign currency	3	(62)	(10)	103	854	6	(3,283)

Net Realized Gain (Loss)	(4,106)	(46,313)	(3,224)	(4,200)	(103,548)	(7,121)	(212,142)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(5,936)	(23,532)	(8,718)	632	(209,228)	7,275	(165,728)
Investments in Affiliates	0	379	0	0	(3)	(1)	5
Exchange-traded or centrally cleared financial derivative instruments	4,119	(23,971)	2,034	(212)	8,786	(636)	324,679
Over the counter financial derivative instruments	62	11,809	1,328	2,541	386	472	42,642
Short sales	180	0	0	0	0	0	0
Foreign currency assets and liabilities	25	(1)	19	55	(366)	(35)	2,522

Net Change in Unrealized Appreciation (Depreciation)	(1,550)	(35,316)	(5,337)	3,016	(200,425)	7,075	204,120

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,564	$(6,491)	$(3,102)	$6,674	$(243,355)	$4,667	$190,304

†	A zero balance may reflect actual amounts rounding to less than one thousand.

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:

Interest	$30,440
Dividends, net of foreign taxes	1,250
Dividends from Investments in Affiliates	2,269
Total Income	33,959

Expenses:

Investment advisory fees	2,603
Supervisory and administrative fees	2,130
Distribution and/or servicing fees - Class A	182
Distribution and/or servicing fees - Class C	77
Trustee fees	3
Interest expense	2,087
Miscellaneous expense	2
Total Expenses	7,084
Waiver and/or Reimbursement by PIMCO	(457)
Net Expenses	6,627

Net Investment Income (Loss)	27,332

Net Realized Gain (Loss):

Investments in securities	(48,135)
Investments in Affiliates	20
Exchange-traded or centrally cleared financial derivative instruments	(2,333)
Over the counter financial derivative instruments	(3,970)
Foreign currency	59

Net Realized Gain (Loss)	(54,359)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	53,742
Investments in Affiliates	(46)
Exchange-traded or centrally cleared financial derivative instruments	(3,114)
Over the counter financial derivative instruments	10,720
Foreign currency assets and liabilities	(44)

Net Change in Unrealized Appreciation (Depreciation)	61,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,231

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Statements of Changes in Net Assets

	PIMCO Credit Opportunities Bond Fund		PIMCO Diversified Income Fund		PIMCO ESG Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,220	$12,951	$75,138	$151,712	$5,459	$7,584
Net realized gain (loss)	(4,106)	(4,933)	(46,313)	(160,188)	(3,224)	1,997
Net change in unrealized appreciation (depreciation)	(1,550)	(5,089)	(35,316)	(231,586)	(5,337)	(13,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,564	2,929	(6,491)	(240,062)	(3,102)	(4,207)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,256)	(7,537)	(72,936)	(168,303)	(4,246)	(10,476)
I-2	(1,890)	(4,185)	(3,034)	(8,736)	(332)	(1,210)
I-3	N/A	N/A	(539)	(1,480)	(76)	(759)
Administrative Class	N/A	N/A	(228)	(792)	N/A	N/A
Class A	(325)	(705)	(4,435)	(10,567)	(46)	(145)
Class C	(29)	(73)	(523)	(1,387)	(2)	(7)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(5,500)	(12,500)	(81,695)	(191,265)	(4,702)	(12,597)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	20,995	(78,446)	(190,604)	(758,226)	12,989	47,018

Total Increase (Decrease) in Net Assets	17,059	(88,017)	(278,790)	(1,189,553)	5,185	30,214

Net Assets:

Beginning of period	298,028	386,045	3,522,171	4,711,724	228,128	197,914
End of period	$315,087	$298,028	$3,243,381	$3,522,171	$233,313	$228,128

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Bond Fund		PIMCO Low Duration Credit Fund		PIMCO Low Duration Income Fund

Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited))	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$7,858	$13,863	$60,618	$140,999	$4,713	$14,853	$198,326	$349,571
(4,200)	(6,081)	(103,548)	(206,386)	(7,121)	(16,473)	(212,142)	(238,306)
3,016	(20,486)	(200,425)	(370,499)	7,075	(1,539)	204,120	(119,474)

6,674	(12,704)	(243,355)	(435,886)	4,667	(3,159)	190,304	(8,209)

(3,351)	(8,092)	(68,181)	(178,655)	(2,988)	(11,090)	(65,766)	(204,183)
(3,783)	(9,110)	(3,133)	(5,579)	(287)	(560)	(104,338)	(304,920)
(293)	(105)	N/A	N/A	N/A	N/A	(2,122)	(7,041)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1,198)	(3,093)	N/A	N/A	(1,587)	(3,066)	(35,711)	(107,148)
(107)	(287)	N/A	N/A	(186)	(300)	(3,873)	(11,765)
N/A	N/A	N/A	N/A	N/A	N/A	(163)	(466)

(8,732)	(20,687)	(71,314)	(184,234)	(5,048)	(15,016)	(211,973)	(635,523)

7,614	(34,387)	(61,226)	17,919	(26,150)	(250,788)	(701,725)	(1,246,297)

5,556	(67,778)	(375,895)	(602,201)	(26,531)	(268,963)	(723,394)	(1,890,029)

275,490	343,268	3,020,920	3,623,121	163,744	432,707	9,235,953	11,125,982
$281,046	$275,490	$2,645,025	$3,020,920	$137,213	$163,744	$8,512,559	$9,235,953

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$27,332	$70,564
Net realized gain (loss)	(54,359)	(180,448)
Net change in unrealized appreciation (depreciation)	61,258	(104,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	34,231	(214,394)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(17,652)	(79,179)
I-2	(3,867)	(19,945)
I-3	(555)	(2,763)
Class A	(3,509)	(16,685)
Class C	(318)	(1,358)

Total Distributions(a)	(25,901)	(119,930)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(122,129)	(870,959)

Total Increase (Decrease) in Net Assets	(113,799)	(1,205,283)

Net Assets:

Beginning of period	1,063,232	2,268,515
End of period	$949,433	$1,063,232

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Credit Bond Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(243,355)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,328,671)
Proceeds from sales of long-term securities	2,170,475
(Purchases) Proceeds from sales of short-term portfolio investments, net	27,337
(Increase) decrease in deposits with counterparty	(2,216)
(Increase) decrease in receivable for investments sold	(423,987)
(Increase) decrease in interest and/or dividends receivable	(660)
(Increase) decrease in dividends receivable from Affiliates	(29)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	34,488
Proceeds from (Payments on) over the counter financial derivative instruments	(31)
Increase (decrease) in payable for investments purchased	239,774
Increase (decrease) in deposits from counterparty	(2,295)
Increase (decrease) in accrued investment advisory fees	(101)
Increase (decrease) in accrued supervisory and administrative fees	(79)
Proceeds from (Payments on) foreign currency transactions	488
Net Realized (Gain) Loss
Investments in securities	128,480
Investments in Affiliates	(78)
Exchange-traded or centrally cleared financial derivative instruments	(23,605)
Over the counter financial derivative instruments	(395)
Foreign currency	(854)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	209,228
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	(8,786)
Over the counter financial derivative instruments	(386)
Foreign currency assets and liabilities	366
Net amortization (accretion) on investments	1,005

Net Cash Provided by (Used for) Operating Activities	(223,884)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	754,745
Payments on shares redeemed	(884,555)
Increase (decrease) in overdraft due to custodian	207
Cash distributions paid*	(848)
Proceeds from reverse repurchase agreements	29,067,543
Payments on reverse repurchase agreements	(28,754,492)
Proceeds from sale-buyback transactions	635,699
Payments on sale-buyback transactions	(593,884)

Net Cash Received from (Used for) Financing Activities	224,415

Net Increase (Decrease) in Cash and Foreign Currency	531

Cash and Foreign Currency:

Beginning of period	3,773
End of period	$4,304

* Reinvestment of distributions	$70,327

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$14,145
Non-Cash Payment In-Kind	$149

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO Credit Opportunities Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

BDO U.S.A. PC
TBD% due 08/31/2028 «		$1,277	$1,251

Forward Air Corp.
TBD% due 09/20/2030		700	685

Instant Brands Holdings, Inc.
15.446% due 12/12/2023 «		2	2

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		17	17

Total Loan Participations and Assignments (Cost $1,923)			1,955

CORPORATE BONDS & NOTES 53.0%

BANKING & FINANCE 21.7%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		2,800	2,720

Alleghany Corp.
3.250% due 08/15/2051		575	374

Allstate Corp.
8.564% (TSFR3M + 3.200%) due 08/15/2053 ~		300	296

American Assets Trust LP
3.375% due 02/01/2031		400	300

American Homes 4 Rent LP
3.375% due 07/15/2051		1,800	1,085

American Tower Corp.
2.700% due 04/15/2031		1,400	1,112
2.950% due 01/15/2051		3,775	2,133
3.650% due 03/15/2027		100	93

Antares Holdings LP
3.750% due 07/15/2027		250	216

Ares Capital Corp.
7.000% due 01/15/2027		900	900

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		200	200

Athene Global Funding
0.950% due 01/08/2024		300	296

Aviation Capital Group LLC
3.500% due 11/01/2027		1,200	1,061

Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		400	392

Bank of America Corp.
5.015% due 07/22/2033 •		2,200	2,025
5.933% due 09/15/2027 •		750	745

Bank of America NA
5.526% due 08/18/2026		500	498

Barclays PLC
5.746% due 08/09/2033 •		1,300	1,201

BGC Partners, Inc.
4.375% due 12/15/2025		100	93

BNP Paribas SA
3.132% due 01/20/2033 •		1,600	1,259
7.750% due 08/16/2029 •(h)(i)		700	666

Brandywine Operating Partnership LP
3.950% due 11/15/2027		775	642
7.800% due 03/15/2028		600	559

Brookfield Capital Finance LLC
6.087% due 06/14/2033		200	195

Charles Schwab Corp.
5.861% (SOFRINDX + 0.520%) due 05/13/2026 ~		200	197

CNA Financial Corp.
5.500% due 06/15/2033		100	94

Credit Suisse AG
5.013% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	1,300	1,380

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		$1,300	1,219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EPR Properties
3.600% due 11/15/2031		$100	$74
4.500% due 06/01/2027		150	134

Equinix, Inc.
3.000% due 07/15/2050		1,500	886

Global Atlantic Fin Co.
3.125% due 06/15/2031		900	642

GLP Capital LP
4.000% due 01/15/2030		2,000	1,698

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		200	198
7.266% (TSFR3M + 1.862%) due 11/29/2023 ~		200	200

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		50	44

Grainger PLC
3.000% due 07/03/2030	GBP	600	574

Host Hotels & Resorts LP
2.900% due 12/15/2031		$1,100	846
3.375% due 12/15/2029		200	168
3.500% due 09/15/2030		3,300	2,739

HSBC Holdings PLC
4.600% due 12/17/2030 •(h)(i)		900	682
5.402% due 08/11/2033 •		700	645
5.887% due 08/14/2027 •		200	198

Hudson Pacific Properties LP
3.950% due 11/01/2027		900	711
4.650% due 04/01/2029		100	75
5.950% due 02/15/2028		100	84

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	373

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		100	74
5.500% due 08/15/2033		2,300	2,149

JPMorgan Chase & Co.
4.912% due 07/25/2033 •		1,700	1,565

Kilroy Realty LP
4.750% due 12/15/2028		200	182

Marsh & McLennan Cos., Inc.
5.700% due 09/15/2053		300	290

Mitsubishi UFJ Financial Group, Inc.
5.133% due 07/20/2033 •		1,600	1,499

Morgan Stanley
4.889% due 07/20/2033 •		4,900	4,455
6.342% due 10/18/2033 •		700	704

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026		50	50

Nexi SpA
2.125% due 04/30/2029 (l)	EUR	1,575	1,387

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		$1,600	1,299

Nomura Holdings, Inc.
1.851% due 07/16/2025		900	833
2.999% due 01/22/2032		1,000	776

Rexford Industrial Realty LP
2.125% due 12/01/2030		700	532

SBA Communications Corp.
3.125% due 02/01/2029		1,000	835

SLM Corp.
3.125% due 11/02/2026		900	782

Societe Generale SA
3.337% due 01/21/2033 •		1,200	932
6.691% due 01/10/2034 •		1,700	1,653

UBS Group AG
4.988% due 08/05/2033 •		1,400	1,253
6.442% due 08/11/2028 •		900	900
6.537% due 08/12/2033 •		1,300	1,286

VICI Properties LP
3.875% due 02/15/2029		1,950	1,687

Vornado Realty LP
2.150% due 06/01/2026		1,700	1,446

Wells Fargo & Co.
3.526% due 03/24/2028 •		200	184
4.897% due 07/25/2033 •		6,400	5,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weyerhaeuser Co.
4.000% due 03/09/2052		$3,025	$2,194
4.750% due 05/15/2026		600	586
7.375% due 03/15/2032		142	154

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		700	4

			68,408

INDUSTRIALS 25.9%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		841	808

Altice France SA
5.125% due 07/15/2029		1,060	755

American Airlines Pass-Through Trust
3.200% due 12/15/2029		209	188
3.375% due 11/01/2028		180	161
3.575% due 07/15/2029		67	61
3.700% due 04/01/2028		110	101

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	190

Boeing Co.
3.950% due 08/01/2059		2,350	1,562
5.705% due 05/01/2040		800	739
5.805% due 05/01/2050		500	453
5.930% due 05/01/2060		500	450

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		800	718
5.950% due 08/04/2033		100	98

Boston Scientific Corp.
2.650% due 06/01/2030		3,600	3,011

British Airways Pass-Through Trust
3.300% due 06/15/2034		170	147

Broadcom, Inc.
3.187% due 11/15/2036		15	11
4.150% due 04/15/2032		2,000	1,737

Centene Corp.
2.450% due 07/15/2028		2,100	1,776

CGI, Inc.
1.450% due 09/14/2026		100	88

Charter Communications Operating LLC
3.950% due 06/30/2062		1,200	682

Cheniere Energy Partners LP
3.250% due 01/31/2032		1,100	876
4.500% due 10/01/2029		1,800	1,632
5.950% due 06/30/2033		250	241

Chesapeake Energy Corp.
6.750% due 04/15/2029		1,100	1,078

Choice Hotels International, Inc.
3.700% due 01/15/2031		550	458

Concentrix Corp.
6.650% due 08/02/2026		800	795

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		341	335

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		831	553

Continental Resources, Inc.
5.750% due 01/15/2031		1,750	1,645

Cox Communications, Inc.
3.500% due 08/15/2027		800	731

DAE Funding LLC
1.550% due 08/01/2024		600	575

DCP Midstream Operating LP
3.250% due 02/15/2032		700	566

Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)		700	16
6.625% due 08/15/2027 ^(c)		1,200	25

Energy Transfer LP
5.000% due 05/15/2044		1,100	861

EQT Corp.
5.000% due 01/15/2029		900	847

Esercizi Aeroportuali SEA SpA
3.500% due 10/09/2025	EUR	800	814

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Forward Air Corp.
9.500% due 10/15/2031 (a)		$300	$300

Global Payments, Inc.
1.200% due 03/01/2026		100	89
5.950% due 08/15/2052		1,700	1,527

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (a)		300	301

HCA, Inc.
3.500% due 09/01/2030		1,000	846
4.625% due 03/15/2052		1,975	1,485

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028		900	909

Hyundai Capital America
5.500% due 03/30/2026		300	296
6.491% due 08/04/2025 •		300	300

Imperial Brands Finance PLC
3.125% due 07/26/2024		200	195
6.125% due 07/27/2027		200	200

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	600	579

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		$70	62

JDE Peet’s NV
2.250% due 09/24/2031		150	112

John Lewis PLC
4.250% due 12/18/2034	GBP	700	538

JT International Financial Services BV
3.875% due 09/28/2028		$800	735

Las Vegas Sands Corp.
3.200% due 08/08/2024		1,400	1,355

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	2,100	1,920

Marvell Technology, Inc.
5.750% due 02/15/2029		$70	69

Mattel, Inc.
3.375% due 04/01/2026		2,500	2,314

Melco Resorts Finance Ltd.
5.625% due 07/17/2027		2,000	1,791

MGM China Holdings Ltd.
4.750% due 02/01/2027		3,700	3,325

Mileage Plus Holdings LLC
6.500% due 06/20/2027		75	74

Moody’s Corp.
3.100% due 11/29/2061		1,200	698

MPLX LP
4.950% due 09/01/2032		600	547

MSCI, Inc.
3.625% due 11/01/2031		3,800	3,114

Mundys SpA
1.875% due 02/12/2028	EUR	1,000	915

NetApp, Inc.
3.300% due 09/29/2024		$440	428

Newell Brands, Inc.
4.875% due 06/01/2025		775	743

Norfolk Southern Corp.
5.350% due 08/01/2054		50	46

Northern Star Resources Ltd.
6.125% due 04/11/2033		50	47

Occidental Petroleum Corp.
7.500% due 05/01/2031		1,400	1,487
8.875% due 07/15/2030		1,300	1,463

Philip Morris International, Inc.
5.375% due 02/15/2033		1,100	1,043

PRA Health Sciences, Inc.
2.875% due 07/15/2026		1,000	903

Prosus NV
3.832% due 02/08/2051		2,000	1,106

Rogers Communications, Inc.
4.100% due 10/01/2023		1,170	1,170

Sands China Ltd.
4.300% due 01/08/2026		200	187

Santos Finance Ltd.
3.649% due 04/29/2031		3,200	2,560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sealed Air Corp.
1.573% due 10/15/2026		$1,300	$1,132

Silgan Holdings, Inc.
1.400% due 04/01/2026		900	799

Spirit AeroSystems, Inc.
9.375% due 11/30/2029		1,100	1,121

Studio City Finance Ltd.
5.000% due 01/15/2029		325	245

T-Mobile USA, Inc.
3.600% due 11/15/2060		2,300	1,424
5.650% due 01/15/2053		100	91
5.750% due 01/15/2034		1,160	1,132

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		200	215

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		1,100	1,120

Travel & Leisure Co.
6.625% due 07/31/2026		150	146

United Airlines Pass-Through Trust
4.150% due 10/11/2025		158	156
5.800% due 07/15/2037		600	586
5.875% due 04/15/2029		68	68

United Airlines, Inc.
4.375% due 04/15/2026		400	370

Valaris Ltd.
8.375% due 04/30/2030		1,100	1,102

Vale Overseas Ltd.
6.875% due 11/10/2039		1,300	1,302

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	3,876
3.875% due 11/01/2033		1,125	875
4.125% due 08/15/2031		1,300	1,068

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(c)		848	2

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,175	1,021

Wynn Macau Ltd.
5.125% due 12/15/2029		$2,000	1,652
5.500% due 10/01/2027		500	447

			81,513

UTILITIES 5.4%

AES Corp.
5.450% due 06/01/2028		100	97

Avangrid, Inc.
3.150% due 12/01/2024		461	445

Black Hills Corp.
1.037% due 08/23/2024		100	96

Calpine Corp.
3.750% due 03/01/2031		100	81

CMS Energy Corp.
2.950% due 02/15/2027		100	91

DTE Energy Co.
2.529% due 10/01/2024 þ		147	142

Duke Energy Corp.
4.500% due 08/15/2032		300	270
5.000% due 08/15/2052		300	250

Duke Energy Florida LLC
5.950% due 11/15/2052		100	98

Edison International
6.950% due 11/15/2029		100	103

Endeavor Energy Resources LP
5.750% due 01/30/2028		850	821

EP Infrastructure AS
1.816% due 03/02/2031	EUR	1,100	853

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		$1,500	862

IPALCO Enterprises, Inc.
3.700% due 09/01/2024		200	195

National Grid PLC
5.602% due 06/12/2028		100	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Niagara Mohawk Power Corp.
3.508% due 10/01/2024		$200	$195

ONEOK, Inc.
5.650% due 11/01/2028		200	197
6.050% due 09/01/2033		700	688

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	305
3.300% due 12/01/2027		200	177
3.950% due 12/01/2047		1,200	769
4.550% due 07/01/2030		400	354
6.150% due 01/15/2033		1,100	1,044

Pennsylvania Electric Co.
5.150% due 03/30/2026		100	98

Southern California Edison Co.
3.650% due 02/01/2050		1,100	745
5.650% due 10/01/2028		600	599

Southern California Gas Co.
5.200% due 06/01/2033		250	237

Tallgrass Energy Partners LP
6.000% due 12/31/2030		400	353

Telecom Italia SpA
7.875% due 07/31/2028	EUR	700	768

Vistra Operations Co. LLC
3.550% due 07/15/2024		$1,100	1,073
3.700% due 01/30/2027		1,700	1,552
4.300% due 07/15/2029		3,000	2,626
6.950% due 10/15/2033		150	147

Xcel Energy, Inc.
5.450% due 08/15/2033		700	669

			17,099

Total Corporate Bonds & Notes (Cost $182,694)			167,020

U.S. GOVERNMENT AGENCIES 13.7%

Freddie Mac
6.156% due 11/25/2055 «~		363	211

Uniform Mortgage-Backed Security
3.000% due 05/01/2052		192	159
4.500% due 11/01/2052		993	912
5.000% due 08/01/2053		396	375

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2053		300	229
2.500% due 10/01/2053		100	79
4.000% due 11/01/2053		29,400	26,205
4.500% due 10/01/2053 - 11/01/2053		13,800	12,673
5.000% due 10/01/2053		2,300	2,170

Total U.S. Government Agencies (Cost $43,885)			43,013

U.S. TREASURY OBLIGATIONS 9.4%

U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024		1,416	1,383
0.125% due 04/15/2025		355	339
0.250% due 01/15/2025		258	248

U.S. Treasury Notes
3.625% due 03/31/2028 (o)		29,000	27,806

Total U.S. Treasury Obligations (Cost $30,885)			29,776

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%

American Home Mortgage Investment Trust
7.654% due 11/25/2045 ^•		33	14

AREIT LLC
7.442% due 02/17/2028 •		500	500

Banc of America Funding Trust
4.459% due 09/20/2047 ^~		352	292
7.000% due 10/25/2037 ^«		136	89

Banc of America Mortgage Trust
4.345% due 10/25/2035 ~		384	331

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
5.874% due 05/25/2047 ^•	$105	$98
6.000% due 07/26/2037 ~	198	166

Bear Stearns ALT-A Trust
3.891% due 04/25/2037 ~	311	225

Bear Stearns Asset-Backed Securities Trust
5.784% due 12/25/2035 ^«•	250	115

BX Commercial Mortgage Trust
6.345% due 02/15/2039 •	405	396

Chase Mortgage Finance Trust
5.214% due 09/25/2036 ^«~	59	51

Citigroup Mortgage Loan Trust
6.000% due 11/25/2036 «	21	19

Countrywide Alternative Loan Trust
5.500% due 04/25/2035 ^«•	250	187
5.629% due 09/20/2046 •	79	79
5.734% due 06/25/2035 ^•	271	181
5.750% due 07/25/2035 ^	96	59
5.814% due 07/25/2046 ^•	76	74
5.814% due 09/25/2046 ^•	237	219
6.000% due 10/25/2035 ^•	139	96
6.000% due 08/25/2036 ^•	213	126
6.000% due 05/25/2037 ^	599	272
6.054% due 11/25/2035 •	99	89

Countrywide Home Loan Mortgage Pass-Through Trust
3.863% due 09/25/2037 ^~	62	55
5.750% due 07/25/2037 ^	84	41
6.000% due 10/25/2034 «	4	4

Credit Suisse Mortgage Capital Certificates
3.695% due 12/29/2037 ~	3,870	2,087

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	590	286

Credit Suisse Mortgage Capital Trust
0.000% due 01/25/2060 (f)	744	625

DBGS Mortgage Trust
6.842% due 10/15/2036 •	1,000	933

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.534% due 08/25/2037 ^•	181	147
5.584% due 02/25/2047 •	1,746	1,023

First Horizon Alternative Mortgage Securities Trust
4.583% due 08/25/2035 ^~	58	50
6.000% due 05/25/2036 ^	6	3

Impac Secured Assets Trust
5.734% due 11/25/2036 •	41	40

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037 ^	253	112

IndyMac INDX Mortgage Loan Trust
3.628% due 05/25/2037 ^~	102	83
3.637% due 11/25/2035 ^~	246	226
5.934% due 02/25/2037 •	217	135

Lux Trust
8.023% due 08/15/2028 •	500	503

MASTR Adjustable Rate Mortgages Trust
6.962% due 11/25/2034 «~	65	59

Merrill Lynch Alternative Note Asset Trust
5.654% due 03/25/2037 •	1,823	463

Morgan Stanley Mortgage Loan Trust
3.275% due 11/25/2037 ~	256	169

Residential Accredit Loans, Inc. Trust
1.828% due 12/26/2034 ^~	223	85
4.934% due 07/25/2035 «~	18	16
5.500% due 08/25/2035 ^•	353	275

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^«	13	9

VASA Trust
6.347% due 07/15/2039 •	500	439

WaMu Mortgage Pass-Through Certificates Trust
3.527% due 12/25/2036 ^~	103	89
5.424% due 07/25/2047 ^•	55	46

Total Non-Agency Mortgage-Backed Securities (Cost $13,951)		11,681

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.6%

ABFC Trust
6.434% due 06/25/2037 •		$284	$216
6.484% due 03/25/2034 ^•		436	411

ACE Securities Corp. Home Equity Loan Trust
6.259% due 12/25/2045 ^•		557	413

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.894% due 01/25/2036 •		402	363

Bear Stearns Asset-Backed Securities Trust
7.234% due 07/25/2034 •		90	92

Citigroup Mortgage Loan Trust
5.754% due 12/25/2036 •		909	510

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(a)		600	600

GSAMP Trust
5.554% due 12/25/2036 •		418	203
5.664% due 12/25/2046 •		354	175

HSI Asset Securitization Corp. Trust
6.214% due 11/25/2035 •		710	643

Lehman XS Trust
5.744% due 03/25/2037 •		716	618

MASTR Asset-Backed Securities Trust
5.654% due 08/25/2036 •		494	190
5.734% due 08/25/2036 •		1,117	431

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •		3,315	1,305
5.574% due 10/25/2036 •		633	275
5.584% due 10/25/2036 •		1,628	841
5.584% due 12/25/2036 •		91	44
5.734% due 06/25/2036 •		152	129
5.894% due 09/25/2036 •		700	305

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 ^þ		1,017	326

New Century Home Equity Loan Trust
8.434% due 01/25/2033 ^•		60	50

People’s Financial Realty Mortgage Securities Trust
5.574% due 09/25/2036 •		3,504	958

Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 ^þ		2,099	576

Residential Asset Mortgage Products Trust
5.894% due 12/25/2035 •		1,033	835

Residential Asset Securities Corp. Trust
5.381% due 08/25/2034 •		175	167

Securitized Asset-Backed Receivables LLC Trust
5.934% due 03/25/2036 •		1,226	758
5.934% due 05/25/2036 •		757	400

SG Mortgage Securities Trust
5.794% due 02/25/2036 •		1,017	515

Structured Asset Investment Loan Trust
6.559% due 01/25/2035 •		1,024	822
6.814% due 04/25/2033 «•		35	33
7.009% due 01/25/2035 •		1,102	786
7.159% due 01/25/2035 ^•		912	372

Total Asset-Backed Securities (Cost $16,594)			14,362

SOVEREIGN ISSUES 2.7%

Argentina Government International Bond
1.000% due 07/09/2029		29	8
3.500% due 07/09/2041 þ		1,800	467

Australia Government International Bond
1.000% due 11/21/2031	AUD	900	445

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)	BRL	16,000	3,095

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	5,669	273

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	78,100	4,246

Total Sovereign Issues (Cost $10,630)			8,534

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

ENERGY 0.0%

Constellation Oil ‘B’ «(d)(j)	904,655	$98

FINANCIALS 0.0%

Intelsat Emergence SA «(d)(j)	937	25

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(d)	304,919	0

Total Common Stocks (Cost $719)		123

RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)	97	1

Total Rights (Cost $0)		1

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(j)	1	0

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,461	0

INDUSTRIALS 0.0%

Cineworld Group PLC - Exp. 11/23/2025 «(j)	5,979	0

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	97	1

		1

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024	34,977	7

Total Warrants (Cost $284)		8

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 41.9%

COMMERCIAL PAPER 3.6%

AES Corp.
5.950% due 10/12/2023	$500	499

Arrow Electronics, Inc.
5.850% due 10/03/2023	500	500

AT&T, Inc.
5.700% due 03/19/2024	1,400	1,361

AutoNation, Inc.
5.950% due 10/11/2023	250	249

Bacardi Martini BV
6.000% due 10/11/2023	500	499

Conagra Brands, Inc.
5.750% due 10/11/2023	250	249

Crown Castle, Inc.
6.020% due 10/17/2023	1,300	1,296

Discovery Communications LLC
5.970% due 10/16/2023 (a)	250	249

Entergy Corp.
5.530% due 10/02/2023	750	750
5.550% due 10/12/2023	500	499

Global Payments, Inc.
6.030% due 10/16/2023	500	498

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Haleon UK Capital PLC
5.560% due 10/03/2023	$500	$500

Humana, Inc.
5.550% due 10/18/2023	250	249
5.580% due 10/17/2023	400	399

LSEGA Financing PLC
5.500% due 10/04/2023	250	250

Marathon Oil Corp.
6.000% due 10/06/2023	250	250

Marriott International, Inc.
5.540% due 10/13/2023	500	499

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	500	500

Penske Truck Leasing Co. LP
5.500% due 10/02/2023	400	400

Targa Resources Corp.
6.150% due 10/05/2023	250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.150% due 10/11/2023		$250	$250
6.150% due 10/23/2023		500	498
6.150% due 10/26/2023		500	498

			11,192

REPURCHASE AGREEMENTS (k) 38.3%
			120,718

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	18,707	26

Total Short-Term Instruments (Cost $131,949)			131,936

Total Investments in Securities (Cost $433,514)			408,409

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	7,855	$76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Affiliates (Cost $76)		76

Total Investments 129.6% (Cost $433,590)		$408,485

Financial Derivative Instruments (m)(n) (0.3)% (Cost or Premiums, net $(14))		(853)

Other Assets and Liabilities, net (29.3)%		(92,545)

Net Assets 100.0%		$315,087

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

LONG SECURITIES

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil ‘B’	06/10/2022	98	98	0.03
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	11/12/2019 - 07/03/2023	85	25	0.01

		$183	$123	0.04%

SHORT SECURITIES

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
General Motors Co.	6.800%	10/01/2027	12/21/2022	$(1,677)	$(1,688)	(0.54)%

				$(1,677)	$(1,688)	(0.54)%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.150%	09/22/2023	11/03/2023	$1,133	Deere & Co. 3.900% due 06/09/2042	$(1,091)	$1,133	$1,135
	5.320	09/29/2023	10/02/2023	61,300	U.S. Treasury Notes 0.625% due 05/15/2030	(62,671)	61,300	61,327
	5.330	10/02/2023	10/03/2023	55,600	U.S. Treasury Notes 1.875% due 02/28/2029	(56,772)	55,600	55,600
FICC	2.600	09/29/2023	10/02/2023	999	U.S. Treasury Notes 0.250% due 08/31/2025	(1,019)	999	999
RDR	5.150	09/22/2023	11/03/2023	1,686	General Motors Co. 6.800% due 10/01/2027	(1,688)	1,686	1,688

Total Repurchase Agreements						$(123,241)	$120,718	$120,749

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
JML	2.500%	08/24/2023	TBD	(3)	EUR	(342)	$(363)
MBC	2.500	09/07/2023	TBD	(3		(257)	(272)

Total Reverse Repurchase Agreements							$(635)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (0.9)%
Industrials (0.9)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,433)	$(1,092)
General Motors Co.(j)	6.800	10/01/2027	1,600	(1,677)	(1,688)

Total Short Sales (0.9)%				$(3,110)	$(2,780)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BPS	$118,062	$0	$0	$0	$118,062	$(120,534)	$(2,472)
FICC	999	0	0	0	999	(1,019)	(20)
JML	0	(363)	0	0	(363)	352	(11)
MBC	0	(272)	0	0	(272)	264	(8)
RDR	1,688	0	0	0	1,688	(1,688)	0

Master Securities Forward Transaction Agreement
BNY	0	0	0	(1,688)	(1,688)	0	(1,688)
FOB	0	0	0	(1,092)	(1,092)	0	(1,092)

Total Borrowings and Other Financing Transactions	$120,749	$(635)	$0	$(2,780)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(635)	$(635)

Total Borrowings	$0	$0	$0	$(635)	$(635)

Payable for reverse repurchase agreements					$(635)

(l)	Securities with an aggregate market value of $616 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(479) at a weighted average interest rate of 2.875%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(71) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	4	$4	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	4	4	(1)	(1)

Total Written Options					$(3)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	40	$8,108	$(20)	$4	$0
U.S. Treasury 5-Year Note December Futures	12/2023	189	19,913	(167)	30	0

				$(187)	$34	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	133	$(31,438)	$936	$0	$(2)
Japan Government 10-Year Bond December Futures	12/2023	2	(1,940)	13	4	0
U.S. Treasury 10-Year Note December Futures	12/2023	137	(14,805)	316	0	(28)
U.S. Treasury 10-Year Ultra December Futures	12/2023	121	(13,499)	430	0	(28)
U.S. Treasury Long-Term Bond December Futures	12/2023	158	(17,977)	960	0	(44)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	61	(7,240)	535	0	(23)

				$3,190	$4	$(125)

Total Futures Contracts				$3,003	$38	$(125)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AutoZone, Inc.	(1.000)%	Quarterly	06/20/2024	0.106%	$4,400	$(118)	$88	$(30)	$0	$0
Bath Body Works, Inc.	(1.000)	Quarterly	12/20/2023	0.730	1,050	81	(82)	(1)	0	0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.129	300	0	(3)	(3)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.127	4,200	(153)	108	(45)	0	(1)
Lowe’s Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.090	1,900	(46)	42	(4)	0	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.202	4,400	(129)	102	(27)	0	0

						$(365)	$255	$(110)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.943%	$100	$(1)	$1	$0	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	400	(2)	1	(1)	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.445	200	3	(1)	2	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2025	0.912%	EUR	450	$(81)	$82	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.011		600	(54)	54	0	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.909		$100	17	0	17	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	0.774		700	(6)	11	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		200	0	(1)	(1)	0	0

							$(124)	$147	$23	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$1,500	$12	$2	$14	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	03/20/2054	GBP	400	$(20)	$12	$(8)	$6	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	37	36	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		120,000	18	46	64	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		$600	(1)	(19)	(20)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	(2)	(3)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		500	(2)	(2)	(4)	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027	CNY	102,400	248	(210)	38	0	(7)
Receive	3-Month ZAR-JIBAR	7.300	Quarterly	04/28/2027	ZAR	46,700	0	102	102	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	2,100	(11)	(17)	(28)	0	(10)
Receive(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	EUR	1,700	(10)	13	3	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		500	(2)	(1)	(3)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	3.250	Annual	12/15/2033		700	(7)	14	7	0	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		100	1	2	3	10	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	677	808	0	(4)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		900	62	(10)	52	0	(12)
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	4,600	(82)	2	(80)	3	0
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025		11,400	(152)	(27)	(179)	9	0

							$171	$617	$788	$41	$(41)

Total Swap Agreements							$(306)	$1,021	$715	$42	$(45)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$38	$54	$92	$(3)	$(133)	$(45)	$(181)

Cash of $4,758 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(8) for closed futures and unsettled variation margin asset of $12 for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2023	ZAR	14,343		$750	$0	$(5)
	12/2023		$157	HKD	1,227	0	0
	12/2023		192	INR	15,957	0	0

BPS	10/2023	EUR	681		$719	0	(1)
	10/2023	GBP	784		994	37	0
	10/2023		$765	COP	3,048,125	0	(22)
	10/2023		11,136	EUR	10,506	0	(29)
	10/2023		382	THB	13,603	0	(8)
	10/2023	ZAR	14,349		$759	6	(3)
	11/2023	CAD	2,206		1,643	18	0
	11/2023	EUR	10,269		10,895	25	0
	03/2024		$41	IDR	627,078	0	0

BRC	11/2023		235	AUD	368	2	0

BSH	11/2023	CAD	1,119		$835	11	0
	01/2024	BRL	10,000		2,007	39	0

CBK	10/2023	MXN	399		23	0	0
	11/2023	PEN	209		56	1	0
	11/2023		$48	PEN	177	0	(1)
	12/2023		1	MXN	12	0	0

DUB	10/2023		217	THB	7,702	0	(5)
	10/2023	ZAR	11,739		$645	26	0

GLM	10/2023	MXN	3,587		203	0	(2)
	10/2023		$903	MXN	15,574	0	(10)
	10/2023	ZAR	7,035		$376	5	0
	11/2023		$313	BRL	1,570	0	(2)
	12/2023		557	MXN	9,657	0	(9)
	01/2024	BRL	6,000		$1,184	4	0
	03/2024		$93	IDR	1,431,334	0	(1)

JPM	11/2023	MXN	20		$1	0	0
	11/2023		$769	NOK	7,822	0	(37)
	11/2023	ZAR	2,786		$146	0	(1)
	12/2023		$258	INR	21,551	0	0
	03/2024		59	IDR	904,525	0	0

MBC	10/2023	EUR	9,765		$10,536	212	0
	11/2023	ZAR	24,972		1,301	0	(13)
	03/2024		$71	IDR	1,101,720	0	(1)

MYI	10/2023		40	AUD	62	0	0
	10/2023		23	CAD	31	0	0
	03/2024		568	IDR	8,741,191	0	(5)

RBC	10/2023		1,541	JPY	223,408	0	(47)

SCX	10/2023	EUR	741		$794	11	0
	12/2023		$276	INR	22,954	0	0
	03/2024		36	IDR	548,770	0	0

TOR	10/2023	JPY	379,867		$2,548	6	0
	10/2023		$952	GBP	784	4	0
	10/2023		1,194	JPY	174,586	0	(26)
	11/2023	GBP	784		$953	0	(4)
	11/2023		$2,670	JPY	396,138	0	(6)
	12/2023		165	INR	13,801	0	0

UAG	10/2023		197	AUD	307	0	0
	10/2023		716	EUR	681	4	0
	11/2023	EUR	681		$717	0	(4)

Total Forward Foreign Currency Contracts						$411	$(242)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	4,300	$245	$1,622

Total Purchased Options							$245	$1,622

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/25/2023	21,500	$ (245)	$(2,500)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	100	1	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	200	(1)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	300	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	200	(1)	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	300	(1)	(3)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	600	(1)	(11)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	300	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	100	(1)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

							$ (281)	$(2,552)

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	400	$(3)	$(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	400	(2)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	400	(2)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	400	(2)	(4)

					$(9)	$(12)

Total Written Options					$(290)	$(2,564)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.234%	$	5,700	$64	$(76)	$0	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$	100	$12	$(11)	$1	$0

CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		200	21	(18)	3	0

GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		400	47	(42)	5	0

JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		900	112	(100)	12	0

MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		100	12	(11)	1	0

							$204	$(182)	$22	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$	5,900	$72	$(73)	$0	$(1)

Total Swap Agreements									$340	$(331)	$22	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$0	$1,622	$0	$1,622	$(5)	$(2,500)	$0	$(2,505)	$(883)	$909	$26
BPS	86	0	1	87	(63)	(7)	(1)	(71)	16	0	16
BRC	2	0	0	2	0	(5)	0	(5)	(3)	0	(3)
BSH	50	0	0	50	0	0	0	0	50	0	50
CBK	1	0	3	4	(1)	(4)	(12)	(17)	(13)	0	(13)
DUB	26	0	0	26	(5)	0	0	(5)	21	0	21
FAR	0	0	0	0	0	(11)	0	(11)	(11)	0	(11)
GLM	9	0	0	9	(24)	(9)	0	(33)	(24)	0	(24)
GST	0	0	5	5	0	0	0	0	5	0	5
JPM	0	0	12	12	(38)	(19)	0	(57)	(45)	0	(45)
MBC	212	0	0	212	(14)	0	0	(14)	198	(270)	(72)
MYC	0	0	1	1	0	(1)	0	(1)	0	0	0
MYI	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
RBC	0	0	0	0	(47)	0	0	(47)	(47)	0	(47)
SAL	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
SCX	11	0	0	11	0	0	0	0	11	0	11
TOR	10	0	0	10	(36)	0	0	(36)	(26)	0	(26)
UAG	4	0	0	4	(4)	0	0	(4)	0	0	0

Total Over the Counter	$411	$1,622	$22	$2,055	$(242)	$(2,564)	$(13)	$(2,819)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(o)

Securities with an aggregate market value of $909 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38
Swap Agreements	0	1	0	0	53	54

	$0	$1	$0	$0	$91	$92

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$411	$0	$411
Purchased Options	0	0	0	0	1,622	1,622
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$411	$1,622	$2,055

	$0	$23	$0	$411	$1,713	$2,147

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	133	133
Swap Agreements	0	4	0	0	41	45

	$0	$4	$0	$0	$177	$181

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$242	$0	$242
Written Options	0	0	0	0	2,564	2,564
Swap Agreements	0	12	0	0	1	13

	$0	$12	$0	$242	$2,565	$2,819

	$0	$16	$0	$242	$2,742	$3,000

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$56	$56
Futures	0	0	0	0	1,897	1,897
Swap Agreements	0	5	0	0	19	24

	$0	$5	$0	$0	$1,972	$1,977

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22)	$0	$(22)
Written Options	0	0	0	0	189	189
Swap Agreements	0	40	0	0	(113)	(73)

	$0	$40	$0	$(22)	$76	$94

	$0	$45	$0	$(22)	$2,048	$2,071

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(22)	$(22)
Futures	0	0	0	0	3,961	3,961
Swap Agreements	0	50	0	0	130	180

	$0	$50	$0	$0	$4,069	$4,119

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$376	$0	$376
Purchased Options	0	0	0	0	706	706
Written Options	0	0	0	0	(1,158)	(1,158)
Swap Agreements	0	(40)	0	0	178	138

	$0	$(40)	$0	$376	$(274)	$62

	$0	$10	$0	$376	$3,795	$4,181

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$702	$1,253	$1,955
Corporate Bonds & Notes
Banking & Finance	0	68,408	0	68,408
Industrials	0	81,178	335	81,513
Utilities	0	17,099	0	17,099
U.S. Government Agencies	0	42,802	211	43,013
U.S. Treasury Obligations	0	29,776	0	29,776
Non-Agency Mortgage-Backed Securities	0	11,132	549	11,681
Asset-Backed Securities	0	14,329	33	14,362
Sovereign Issues	0	8,534	0	8,534
Common Stocks
Energy	0	0	98	98
Financials	0	0	25	25
Rights
Industrials	0	0	1	1
Warrants
Industrials	0	0	1	1
Utilities	7	0	0	7
Short-Term Instruments
Commercial Paper	0	11,192	0	11,192
Repurchase Agreements	0	120,718	0	120,718
Argentina Treasury Bills	0	26	0	26

	$7	$405,896	$2,506	$408,409

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76	$0	$0	$76

Total Investments	$83	$405,896	$2,506	$408,485

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,780)	$0	$(2,780)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	76	0	80
Over the counter	0	2,055	0	2,055

	$4	$2,131	$0	$2,135

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(173)	0	(173)
Over the counter	0	(2,819)	0	(2,819)

	$0	$(2,992)	$0	$(2,992)

Total Financial Derivative Instruments	$4	$(861)	$0	$(857)

Totals	$87	$402,255	$2,506	$404,848

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO Diversified Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%

Air Canada
9.128% due 08/11/2028		$1,876	$1,880

Allied Universal Holdco LLC
9.166% due 05/12/2028		1,568	1,517

Altar Bidco, Inc.
7.993% - 8.262% due 02/01/2029		1,485	1,482
10.493% - 11.075% due 02/01/2030		900	879

Altice France SA
10.808% due 08/15/2028		7,032	6,386

American Airlines, Inc.
10.338% due 04/20/2028		4,608	4,755

AP Core Holdings LLC
10.931% due 09/01/2027		2,600	2,533

Asurion LLC
9.568% due 08/09/2028		154	149

BCPE Empire Holdings, Inc.
10.066% due 12/11/2028		1,970	1,972

Boels Topholding BV
6.949% - 7.031% (EUR001M + 3.250%) due 02/06/2027 ~	EUR	3,000	3,175

Carnival Corp.
8.681% due 10/18/2028		$3,433	3,421

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		6,959	6,124

CenturyLink, Inc.
7.681% due 03/15/2027		5,535	3,969

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027		12,995	12,996

Chobani LLC
8.931% due 10/25/2027		970	972

Clear Channel Outdoor Holdings, Inc.
8.818% - 9.131% due 08/21/2026		965	939

Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK)
18.000% due 08/02/2027 (c)		722	709

Diamond Sports Group LLC
TBD% - 15.412% due 05/25/2026		561	292

DirecTV Financing LLC
10.431% due 08/02/2027		1,886	1,847

Endure Digital, Inc.
8.792% (LIBOR03M + 3.500%) due 02/10/2028 ~		2,341	2,280

Foundation Building Materials Holding Co. LLC
8.881% due 01/31/2028		978	969

Frontier Communications Corp.
9.181% due 10/08/2027		1,950	1,901

GIP Blue Holding LP
9.931% due 09/29/2028		3,934	3,952

Golden Entertainment, Inc.
8.168% due 05/28/2030		273	273

GoTo Group, Inc.
10.269% due 08/31/2027		2,330	1,559

Graham Packaging Co., Inc.
8.431% due 08/04/2027		2,213	2,211

Hertz Corp.
8.681% due 06/30/2028		2,681	2,682

iHeartCommunications, Inc.
8.431% due 05/01/2026		648	584

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		1,255	1,254

IRB Holding Corp.
8.416% due 12/15/2027		2,688	2,682

Ivanti Software, Inc.
9.758% due 12/01/2027		1,290	1,120

LBM Acquisition LLC
9.181% due 12/17/2027		1,614	1,579

Marriott Ownership Resorts, Inc.
7.166% due 08/29/2025		771	771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Medline Borrower LP
8.681% due 10/23/2028		$1,970	$1,967

MH Sub LLC
9.181% due 09/13/2024		1,027	1,029

MPH Acquisition Holdings LLC
9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		882	833

Nouryon Finance BV
7.949% (EUR001M + 4.250%) due 04/03/2028 ~	EUR	755	797

Olympus Water U.S. Holding Corp.
9.402% due 11/09/2028		$2,260	2,233

Organon & Co.
8.442% due 06/02/2028		2,479	2,478

Parexel International Corp.
8.681% due 11/15/2028		394	392

Profrac Services LLC
12.753% - 12.902% due 03/04/2025		2,641	2,651

Project Mercury
8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	2,700	2,928

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		$1,863	1,862

Sabre Global, Inc.
8.931% due 12/17/2027		2,704	2,385

SCUR-Alpha 1503 GmbH
10.869% due 03/29/2030		995	929

SOCAR Turkey Enerji AS
7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,166

Softbank Vision Fund
5.000% due 12/21/2025 «		$7,114	6,651

Sotera Health Holdings LLC
8.181% due 12/11/2026		948	942

Standard Industries, Inc.
7.938% due 09/22/2028		2,583	2,587

Stars Group Holdings BV
7.902% due 07/21/2026		2,156	2,157

TransDigm, Inc.
8.640% due 08/24/2028		3,429	3,435

United Airlines, Inc.
9.182% due 04/21/2028		1,786	1,791

White Cap Buyer LLC
9.066% due 10/19/2027		973	972

Windstream Services LLC
9.416% due 02/23/2027		4,000	3,960
11.666% due 09/21/2027		387	374

Worldwide Express Operations LLC
9.652% due 07/26/2028		1,081	1,066

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		187	165

Total Loan Participations and Assignments (Cost $134,157)			128,564

CORPORATE BONDS & NOTES 47.1%

BANKING & FINANCE 14.3%

AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,134
4.450% due 04/03/2026		550	528

AIA Group Ltd.
3.200% due 09/16/2040		800	539

Aircastle Ltd.
2.850% due 01/26/2028		560	476

Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	4,425	3,871

Ally Financial, Inc.
8.000% due 11/01/2031		$14,166	14,316

American Assets Trust LP
3.375% due 02/01/2031		810	607

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Homes 4 Rent LP
2.375% due 07/15/2031		$100	$76
3.375% due 07/15/2051		100	60
4.900% due 02/15/2029		1,910	1,805

American International Group, Inc.
5.750% due 04/01/2048 •		950	883

American Tower Corp.
2.100% due 06/15/2030		1,200	935
2.750% due 01/15/2027		1,860	1,682
2.900% due 01/15/2030		870	724
3.375% due 10/15/2026		290	270
3.700% due 10/15/2049		2,000	1,310
3.800% due 08/15/2029		1,950	1,736

AmWINS Group, Inc.
4.875% due 06/30/2029		1,100	965

Antares Holdings LP
2.750% due 01/15/2027		1,050	890

Aon Corp.
2.800% due 05/15/2030		670	558

Armor Holdco, Inc.
8.500% due 11/15/2029		550	479

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,250	1,035

Aviation Capital Group LLC
5.500% due 12/15/2024		3,030	2,980

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	6,413
2.875% due 02/15/2025		2,000	1,889
3.250% due 02/15/2027		500	446
4.250% due 04/15/2026		1,575	1,481
5.250% due 05/15/2024		4,700	4,656

Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,340
7.677% due 01/18/2028 •		2,400	2,272
10.500% due 07/23/2029		2,400	2,563

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	5,400	1,376

Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(i)(j)		$2,600	2,470

Banco Santander SA
2.746% due 05/28/2025		800	754

Banco Votorantim SA
4.500% due 09/24/2024		600	587

Bank of America Corp.
2.676% due 06/19/2041 •		640	410
2.687% due 04/22/2032 •		3,000	2,359
2.884% due 10/22/2030 •		4,490	3,744
3.705% due 04/24/2028 •		6,700	6,174

Barclays PLC
2.894% due 11/24/2032 •		900	678
4.375% due 01/12/2026		4,100	3,930
4.375% due 03/15/2028 •(i)(j)		1,800	1,254
6.125% due 12/15/2025 •(i)(j)		3,000	2,720
6.375% due 12/15/2025 •(i)(j)	GBP	600	658
7.125% due 06/15/2025 •(i)(j)		3,700	4,220
8.000% due 06/15/2024 •(i)(j)		$2,800	2,760

BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,358

BNP Paribas SA
1.904% due 09/30/2028 •		750	635
2.219% due 06/09/2026 •		1,600	1,494
3.052% due 01/13/2031 •		4,600	3,790
4.400% due 08/14/2028		1,200	1,116
4.625% due 01/12/2027 •(i)(j)		2,200	1,776
4.705% due 01/10/2025 •		500	498
7.000% due 08/16/2028 •(i)(j)		2,000	1,838

Brixmor Operating Partnership LP
4.125% due 05/15/2029		190	169

Brookfield Finance, Inc.
3.900% due 01/25/2028		432	398
4.350% due 04/15/2030		3,400	3,076
4.700% due 09/20/2047		626	488

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		1,595	1,466

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
2.572% due 06/03/2031 •(k)		$4,400	$3,510

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	1,500	1,574
9.152% due 01/28/2029 •		1,500	1,570

Credit Acceptance Corp.
5.125% due 12/31/2024		$2,420	2,360

Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,301
7.500% due 06/23/2026 •(i)(j)	GBP	200	231

Credit Suisse AG AT1 Claim ^		$12,750	1,340

Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,593
3.100% due 11/15/2029		1,020	869
3.250% due 01/15/2051		2,470	1,503
3.650% due 09/01/2027		1,464	1,345
4.000% due 03/01/2027		199	187
4.000% due 11/15/2049		500	346

CubeSmart LP
2.000% due 02/15/2031		1,525	1,150

Curo Group Holdings Corp.
7.500% due 08/01/2028		1,775	714

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		7,625	7,152

Deutsche Bank AG
3.035% due 05/28/2032 •(k)		500	383
3.547% due 09/18/2031 •		2,500	2,017
3.729% due 01/14/2032 •(k)		3,000	2,235
3.961% due 11/26/2025 •		3,400	3,285
5.882% due 07/08/2031 •		2,800	2,457

Discover Bank
4.650% due 09/13/2028		1,100	983

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,800	2,117

Enact Holdings, Inc.
6.500% due 08/15/2025		690	680

Equinix, Inc.
3.200% due 11/18/2029		910	780

Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	400	338

Essex Portfolio LP
1.650% due 01/15/2031		$700	514
2.650% due 03/15/2032		690	532
2.650% due 09/01/2050		300	156

Extra Space Storage LP
3.875% due 12/15/2027		112	103
4.000% due 06/15/2029		150	135

Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,400	1,443
2.748% due 06/14/2024	GBP	1,300	1,536
2.900% due 02/16/2028		$1,400	1,194
3.021% due 03/06/2024	EUR	1,000	1,049
3.370% due 11/17/2023		$5,400	5,373
3.375% due 11/13/2025		13,100	12,166
3.815% due 11/02/2027		800	713
4.503% due 12/01/2024 •	EUR	600	632
4.535% due 03/06/2025	GBP	4,900	5,755
4.542% due 08/01/2026		$600	564
5.125% due 06/16/2025		8,920	8,643
5.584% due 03/18/2024		1,150	1,144
7.200% due 06/10/2030		150	151
7.350% due 11/04/2027		300	307
7.350% due 03/06/2030		150	152

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,127
6.500% due 10/01/2025		8,178	8,045

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,200
7.625% due 05/01/2026		1,100	1,026
8.125% due 11/15/2024		1,140	1,141

Globalworth Real Estate Investments Ltd.
3.000% due 03/29/2025	EUR	1,000	902

GLP Capital LP
4.000% due 01/15/2030		$100	85
5.750% due 06/01/2028		890	854

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
3.800% due 03/15/2030		$2,500	$2,207

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,450	1,302

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		820	630

HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,753
3.750% due 09/15/2030		2,520	1,932

Highwoods Realty LP
3.050% due 02/15/2030		100	77

Host Hotels & Resorts LP
3.875% due 04/01/2024		560	553

Howard Hughes Corp.
4.125% due 02/01/2029		3,475	2,784
4.375% due 02/01/2031		500	384
5.375% due 08/01/2028		1,800	1,588

HSBC Holdings PLC
2.357% due 08/18/2031 •		400	308
2.804% due 05/24/2032 •		1,700	1,318
2.848% due 06/04/2031 •		4,600	3,681
3.973% due 05/22/2030 •		1,140	1,003
4.041% due 03/13/2028 •		1,020	945
4.250% due 08/18/2025		4,200	4,041
4.292% due 09/12/2026 •		1,000	961
4.583% due 06/19/2029 •		400	370
4.600% due 12/17/2030 •(i)(j)		2,450	1,858
4.700% due 03/09/2031 •(i)(j)		1,100	829
5.875% due 09/28/2026 •(i)(j)	GBP	2,500	2,729
7.052% (TSFR3M + 1.642%) due 09/12/2026 ~		$1,700	1,716

Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,300	1,032
3.875% due 11/13/2029		1,342	1,060

Hudson Pacific Properties LP
3.250% due 01/15/2030		480	327
4.650% due 04/01/2029		300	226

ING Groep NV
5.750% due 11/16/2026 •(i)(j)		2,800	2,482

Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	195
6.625% due 06/20/2033		3,300	3,105

JAB Holdings BV
2.200% due 11/23/2030		1,000	763

Jefferies Finance LLC
5.000% due 08/15/2028		1,100	928

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		10,000	9,076

Kennedy-Wilson, Inc.
4.750% due 03/01/2029		700	538

KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	606
3.750% due 07/01/2029		300	265

Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		1,130	989

LeasePlan Corp. NV
2.875% due 10/24/2024		600	577
7.375% due 05/29/2024 •(i)(j)	EUR	2,000	2,100

Liberty Mutual Finance Europe DAC
1.750% due 03/27/2024		260	271

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$90	87

Lloyds Bank PLC
0.000% due 04/02/2032 þ		3,200	1,924

Lloyds Banking Group PLC
4.375% due 03/22/2028		200	187
4.550% due 08/16/2028		1,000	932
4.947% due 06/27/2025 •(i)(j)	EUR	1,900	1,870
7.500% due 09/27/2025 •(i)(j)		$2,400	2,248

LPL Holdings, Inc.
4.000% due 03/15/2029		1,385	1,209

Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,048
6.500% due 05/01/2028		1,600	1,383

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		$2,000	$1,560
2.193% due 02/25/2025		3,500	3,319

Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	168
2.201% due 07/10/2031 •		$2,500	1,935
2.869% due 09/13/2030 •		1,000	834

MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,300	1,545

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		$2,000	1,892

Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,114

NatWest Group PLC
2.000% due 03/04/2025 •	EUR	700	732
4.600% due 06/28/2031 •(i)(j)		$1,700	1,129
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	1,716
6.000% due 12/29/2025 •(i)(j)		$3,490	3,211

Navient Corp.
5.625% due 01/25/2025		100	96

NE Property BV
1.875% due 10/09/2026	EUR	400	376

Newmark Group, Inc.
6.125% due 11/15/2023		$1,825	1,823

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		1,525	1,278

Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,622
2.679% due 07/16/2030		2,300	1,828

Nordea Bank Abp
6.625% due 03/26/2026 •(i)(j)		1,500	1,408

Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	681
4.950% due 04/01/2024		1,900	1,887

OneMain Finance Corp.
4.000% due 09/15/2030		550	413
5.375% due 11/15/2029		3,149	2,641
6.125% due 03/15/2024		2,705	2,699
6.625% due 01/15/2028		20	18
6.875% due 03/15/2025		5,030	4,995
7.125% due 03/15/2026		1,740	1,706
8.250% due 10/01/2023		2,000	2,000

Oxford Finance LLC
6.375% due 02/01/2027		1,000	930

Pacific LifeCorp
3.350% due 09/15/2050		1,000	643

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,440
5.875% due 10/01/2028		2,025	1,852
7.500% due 06/01/2025		855	855

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,499
5.375% due 10/15/2025		2,440	2,322
5.750% due 09/15/2031		2,375	1,946

Physicians Realty LP
3.950% due 01/15/2028		23	21
4.300% due 03/15/2027		3,000	2,822

Piper Sandler Cos.
5.200% due 10/15/2023		2,100	2,099

PRA Group, Inc.
7.375% due 09/01/2025		4,090	3,987

Prudential Funding Asia PLC
3.125% due 04/14/2030		150	128

Rayonier LP
2.750% due 05/17/2031		300	232

Realty Income Corp.
3.250% due 01/15/2031		800	673
3.950% due 08/15/2027		438	411

Regency Centers LP
2.950% due 09/15/2029		100	85

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,860	1,413

RHP Hotel Properties LP
4.500% due 02/15/2029		1,275	1,094

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RLJ Lodging Trust LP
3.750% due 07/01/2026		$975	$883

Rocket Mortgage LLC
3.875% due 03/01/2031		560	447
4.000% due 10/15/2033		3,850	2,913

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	775

Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	4,533

Santander U.K. Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)	GBP	2,550	3,030

SBA Communications Corp.
3.875% due 02/15/2027		$1,000	917

SLM Corp.
4.200% due 10/29/2025		2,000	1,873

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	296

Societe Generale SA
5.375% due 11/18/2030 •(i)(j)		1,500	1,073
7.875% due 12/18/2023 •(i)(j)		1,500	1,492

Spirit Realty LP
3.200% due 01/15/2027		500	454
3.200% due 02/15/2031		820	663
3.400% due 01/15/2030		900	754

Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	1,825
4.305% due 05/21/2030 •		2,600	2,336

Stifel Financial Corp.
4.000% due 05/15/2030		980	829

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	313
2.348% due 01/15/2025		900	859
2.750% due 01/15/2030		1,900	1,571

Sunac China Holdings Ltd.
6.650% due 08/03/2024 ^(d)		650	101

Synchrony Financial
2.875% due 10/28/2031		1,700	1,206

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	90	99
5.801% due 10/13/2040		193	221
6.052% due 10/13/2039		6,782	7,996

TP ICAP Finance PLC
5.250% due 05/29/2026		4,900	5,654

Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,609

UBS AG
5.125% due 05/15/2024 (j)		1,800	1,777

UBS Group AG
2.095% due 02/11/2032 •		700	518
2.593% due 09/11/2025 •		1,950	1,878
3.091% due 05/14/2032 •		1,525	1,205
3.869% due 01/12/2029 •		4,250	3,852
4.194% due 04/01/2031 •		3,100	2,708
4.375% due 02/10/2031 •(i)(j)		900	647

UniCredit SpA
2.569% due 09/22/2026 •		8,650	7,928
7.830% due 12/04/2023		8,300	8,310

United Wholesale Mortgage LLC
5.500% due 11/15/2025		2,000	1,905

UPC Broadband Finco BV
4.875% due 07/15/2031		2,000	1,625

VICI Properties LP
3.875% due 02/15/2029		3,550	3,071
4.125% due 08/15/2030		625	532
4.250% due 12/01/2026		2,030	1,893
5.750% due 02/01/2027		1,030	998

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,544
3.000% due 04/22/2026		282	263
3.068% due 04/30/2041 •		2,100	1,412
3.196% due 06/17/2027 •		7,200	6,689

Welltower OP LLC
4.250% due 04/15/2028		385	359

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weyerhaeuser Co.
4.000% due 04/15/2030		$2,410	$2,138
6.950% due 10/01/2027		460	482
7.375% due 03/15/2032		508	552

Willis North America, Inc.
2.950% due 09/15/2029		200	171

			463,431

INDUSTRIALS 27.7%

AA Bond Co. Ltd.
6.500% due 01/31/2026	GBP	2,000	2,147

Academy Ltd.
6.000% due 11/15/2027		$1,000	946

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	720
5.500% due 07/01/2028		1,000	931

AdaptHealth LLC
6.125% due 08/01/2028		1,050	908

Adevinta ASA
2.625% due 11/15/2025	EUR	1,000	1,038

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		$2,085	1,798

Agilent Technologies, Inc.
2.100% due 06/04/2030		370	296

Ahead DB Holdings LLC
6.625% due 05/01/2028		1,350	1,143

Air Canada Pass-Through Trust
3.600% due 09/15/2028		467	432
5.250% due 10/01/2030		982	949

Aker BP ASA
3.750% due 01/15/2030		800	688
4.000% due 01/15/2031		1,300	1,118

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,208	1,161

Albertsons Cos., Inc.
4.625% due 01/15/2027		100	95

Alcon Finance Corp.
2.600% due 05/27/2030		900	742

Alibaba Group Holding Ltd.
4.000% due 12/06/2037		500	385

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	485
3.550% due 10/01/2027		600	548

ALROSA Finance SA
3.100% due 06/25/2027 ^«(d)		5,500	330
4.650% due 04/09/2024 ^«(d)		2,200	132

Altice Financing SA
3.000% due 01/15/2028	EUR	1,200	1,074
5.750% due 08/15/2029		$6,375	5,233

Altice France Holding SA
8.000% due 05/15/2027	EUR	600	367
10.500% due 05/15/2027		$750	469

Altice France SA
2.125% due 02/15/2025	EUR	4,000	3,997
3.375% due 01/15/2028		1,025	808
4.250% due 10/15/2029		800	615
5.125% due 01/15/2029		$2,100	1,496
5.500% due 10/15/2029		5,225	3,765
8.125% due 02/01/2027		3,350	2,975

AMC Networks, Inc.
4.250% due 02/15/2029		3,530	2,171

American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,738	3,093
3.000% due 04/15/2030		122	109
3.150% due 08/15/2033		288	247
3.200% due 12/15/2029		1,533	1,382
3.350% due 04/15/2031		1,459	1,302
3.375% due 11/01/2028		1,441	1,287
3.575% due 07/15/2029		864	794
3.600% due 03/22/2029		645	595
3.600% due 04/15/2031		131	114
3.650% due 02/15/2029		412	374
3.700% due 04/01/2028		276	252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc.
5.500% due 04/20/2026		$6,669	$6,519
5.750% due 04/20/2029		2,975	2,769

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		2,100	1,752

Amgen, Inc.
5.600% due 03/02/2043		2,400	2,233
5.650% due 03/02/2053		1,350	1,264

ANGI Group LLC
3.875% due 08/15/2028		1,810	1,418

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		400	322

Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	451
4.950% due 01/15/2042		2,100	1,910

Antofagasta PLC
2.375% due 10/14/2030		800	623

Apache Corp.
4.875% due 11/15/2027		870	815

Arches Buyer, Inc.
4.250% due 06/01/2028		1,505	1,285

Ardagh Packaging Finance PLC
2.125% due 08/15/2026	EUR	1,800	1,693

Ashtead Capital, Inc.
4.000% due 05/01/2028		$700	637

ATS Corp.
4.125% due 12/15/2028		650	576

Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,462
3.875% due 11/01/2029		$1,825	1,562
4.625% due 07/15/2028		1,820	1,661

Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,042
4.750% due 06/15/2027		1,150	1,070

B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	2,829
4.375% due 01/15/2028		4,660	4,205

BAE Systems PLC
3.400% due 04/15/2030		1,000	872

Baidu, Inc.
1.720% due 04/09/2026		1,000	903
3.425% due 04/07/2030		600	517

BAT Capital Corp.
3.557% due 08/15/2027		283	259
4.390% due 08/15/2037		770	590
4.540% due 08/15/2047		766	528

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		1,000	1,004

Bausch Health Cos., Inc.
5.500% due 11/01/2025		500	444

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,022
4.375% due 12/15/2028		800	744

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,700	1,617

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		800	748

Becton Dickinson & Co.
2.823% due 05/20/2030		270	227

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	2,725	2,898

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (g)		$1,069	749

Black Knight InfoServ LLC
3.625% due 09/01/2028		430	386

Block Communications, Inc.
4.875% due 03/01/2028		1,600	1,326

Block, Inc.
2.750% due 06/01/2026		1,325	1,193
3.500% due 06/01/2031		1,400	1,101

Boardwalk Pipelines LP
3.400% due 02/15/2031		1,260	1,048

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
3.250% due 02/01/2028		$2,390	$2,157
3.625% due 02/01/2031		1,075	929
5.040% due 05/01/2027		600	586
5.150% due 05/01/2030		1,235	1,180
5.805% due 05/01/2050		1,350	1,224
5.930% due 05/01/2060		2,570	2,311

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		870	780

Boston Scientific Corp.
2.650% due 06/01/2030		720	602

Boyne USA, Inc.
4.750% due 05/15/2029		1,000	876

British Airways Pass-Through Trust
2.900% due 09/15/2036		1,198	995
4.250% due 05/15/2034		838	753

Broadcom, Inc.
2.600% due 02/15/2033		1,000	746
3.137% due 11/15/2035		906	661
3.187% due 11/15/2036		5,240	3,764
3.419% due 04/15/2033		2,380	1,905
3.469% due 04/15/2034		5,534	4,349
3.500% due 02/15/2041		1,625	1,130
3.750% due 02/15/2051		1,100	736
4.300% due 11/15/2032		1,590	1,388
4.926% due 05/15/2037		1,038	895

Builders FirstSource, Inc.
4.250% due 02/01/2032		725	595

BWX Technologies, Inc.
4.125% due 06/30/2028		1,770	1,567

CA Magnum Holdings
5.375% due 10/31/2026		2,400	2,130

Cable One, Inc.
4.000% due 11/15/2030		1,575	1,201

Cablevision Lightpath LLC
3.875% due 09/15/2027		1,000	836

Caesars Entertainment, Inc.
6.250% due 07/01/2025		2,120	2,093

Cameron LNG LLC
3.302% due 01/15/2035		300	239
3.402% due 01/15/2038		400	316
3.701% due 01/15/2039		300	231

Canadian Pacific Railway Co.
3.500% due 05/01/2050		500	343
4.200% due 11/15/2069		270	193

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		2,095	1,873

Carnival Corp.
4.000% due 08/01/2028		6,550	5,685

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	1,500	1,332

CCO Holdings LLC
4.500% due 05/01/2032		$600	472
4.500% due 06/01/2033		2,675	2,050
5.125% due 05/01/2027		6,000	5,597
5.375% due 06/01/2029		1,000	898

Centene Corp.
4.250% due 12/15/2027		2,200	2,030

Central Garden & Pet Co.
4.125% due 10/15/2030		1,200	1,002

CF Industries, Inc.
5.150% due 03/15/2034		2,825	2,601

Charles River Laboratories International, Inc.
4.000% due 03/15/2031		375	318
4.250% due 05/01/2028		420	377

Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,393
3.700% due 04/01/2051		6,600	3,845
3.750% due 02/15/2028		1,300	1,173
3.850% due 04/01/2061		3,325	1,860
3.900% due 06/01/2052		1,875	1,122
4.400% due 12/01/2061		2,525	1,558
5.125% due 07/01/2049		4,840	3,532
5.375% due 04/01/2038		500	409
5.375% due 05/01/2047		100	76

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.484% due 10/23/2045		$2,200	$1,923
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		3,604	3,616

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,252
5.875% due 03/31/2025		4,950	4,915

Cheniere Energy Partners LP
4.000% due 03/01/2031		2,625	2,247

Cheniere Energy, Inc.
4.625% due 10/15/2028		3,625	3,336

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	1,934
5.500% due 01/15/2028		$300	273

Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,550
5.875% due 02/01/2029		225	212
6.750% due 04/15/2029		1,525	1,494

Chobani LLC
4.625% due 11/15/2028		900	795

Choice Hotels International, Inc.
3.700% due 12/01/2029		1,850	1,599

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,495
4.875% due 07/01/2029		1,200	1,024

CommScope, Inc.
4.750% due 09/01/2029		3,000	2,211
6.000% due 03/01/2026		593	554
7.125% due 07/01/2028 (m)		3,110	1,866
8.250% due 03/01/2027		965	632

Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,637
5.625% due 03/15/2027		2,275	1,954
6.000% due 01/15/2029		1,000	809
6.875% due 04/15/2029		2,975	1,584

Connect Finco SARL
6.750% due 10/01/2026		2,840	2,652

Consolidated Communications, Inc.
5.000% due 10/01/2028		550	409

Constellation Brands, Inc.
4.100% due 02/15/2048		1,000	747

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (c)		619	412

Continental Resources, Inc.
4.375% due 01/15/2028		500	464

Continental Wind LLC
6.000% due 02/28/2033		155	155

CoStar Group, Inc.
2.800% due 07/15/2030		1,020	823

Coty, Inc.
3.875% due 04/15/2026	EUR	775	802
5.000% due 04/15/2026		$3,075	2,957

CSC Holdings LLC
5.375% due 02/01/2028		900	734
6.500% due 02/01/2029		650	539

CVS Health Corp.
3.250% due 08/15/2029		100	88
4.780% due 03/25/2038		715	616

CVS Pass-Through Trust
5.773% due 01/10/2033		231	225
5.926% due 01/10/2034		25	24
6.036% due 12/10/2028		54	54
6.943% due 01/10/2030		5,466	5,474
7.507% due 01/10/2032		4,124	4,228
8.353% due 07/10/2031		898	955

DAE Funding LLC
1.550% due 08/01/2024		2,250	2,155
1.625% due 02/15/2024		4,300	4,217
2.625% due 03/20/2025		4,000	3,765

DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	1,898
5.625% due 07/15/2027		1,170	1,155

Dell International LLC
3.450% due 12/15/2051		3,900	2,433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 06/15/2026	$1,720	$1,727
8.100% due 07/15/2036	594	665

Dell, Inc.
6.500% due 04/15/2038	1,920	1,904

Delta Air Lines, Inc.
4.500% due 10/20/2025	2,700	2,624
4.750% due 10/20/2028	2,705	2,572

Diamond Foreign Asset Co.
8.500% due 10/01/2030	5,500	5,506

Diamond Sports Group LLC
5.375% due 08/15/2026 ^(d)	3,163	71
6.625% due 08/15/2027 ^(d)	1,677	35

Directv Financing LLC
5.875% due 08/15/2027	3,400	3,011

DISH DBS Corp.
5.750% due 12/01/2028	3,600	2,774

DT Midstream, Inc.
4.125% due 06/15/2029	1,480	1,281
4.375% due 06/15/2031	1,880	1,583

eBay, Inc.
2.700% due 03/11/2030	1,090	907

Ecopetrol SA
7.375% due 09/18/2043	2,130	1,755

Edgewell Personal Care Co.
4.125% due 04/01/2029	1,300	1,107

Edwards Lifesciences Corp.
4.300% due 06/15/2028	368	347

Elanco Animal Health, Inc.
6.650% due 08/28/2028	1,470	1,433

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	1,700	978

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,000	890
4.700% due 05/07/2050	4,700	3,666

Energy Transfer LP
3.750% due 05/15/2030	780	680
5.000% due 05/15/2050	675	530
5.250% due 04/15/2029	200	192
5.875% due 01/15/2024	130	130
5.950% due 12/01/2025	40	40
6.125% due 12/15/2045	2,080	1,853
6.500% due 02/01/2042	800	766

EnLink Midstream LLC
5.625% due 01/15/2028	750	710

Enterprise Products Operating LLC
4.200% due 01/31/2050	200	155

EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	1,978
6.000% due 07/01/2025	144	142
6.500% due 07/01/2027	1,930	1,887

EQT Corp.
5.000% due 01/15/2029	900	847
7.000% due 02/01/2030	2,000	2,060

Expedia Group, Inc.
2.950% due 03/15/2031	364	294
3.250% due 02/15/2030	90	76
4.625% due 08/01/2027	400	382
6.250% due 05/01/2025	1,323	1,326

FAGE International SA
5.625% due 08/15/2026	741	718

Fair Isaac Corp.
4.000% due 06/15/2028	2,095	1,875

Ferguson Finance PLC
3.250% due 06/02/2030	600	509

First Student Bidco, Inc.
4.000% due 07/31/2029	2,675	2,267

Fiserv, Inc.
4.400% due 07/01/2049	520	399

Ford Motor Co.
3.250% due 02/12/2032	1,900	1,466
5.291% due 12/08/2046	250	190

Forward Air Corp.
9.500% due 10/15/2031 (b)	3,300	3,300

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foundation Building Materials, Inc.
6.000% due 03/01/2029		$375	$312

Freeport-McMoRan, Inc.
4.125% due 03/01/2028		2,920	2,679
4.375% due 08/01/2028		1,000	918
5.250% due 09/01/2029		500	473

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		2,940	2,132

Frontier Communications Holdings LLC
5.875% due 10/15/2027		2,750	2,504

Full House Resorts, Inc.
8.250% due 02/15/2028		2,975	2,607

Gap, Inc.
3.625% due 10/01/2029		3,100	2,298
3.875% due 10/01/2031		1,550	1,091

Garda World Security Corp.
4.625% due 02/15/2027		660	605

Gartner, Inc.
3.750% due 10/01/2030		2,825	2,373
4.500% due 07/01/2028		910	831

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		5,500	5,015

Gen Digital, Inc.
5.000% due 04/15/2025		185	181

General Motors Co.
6.800% due 10/01/2027 (k)		600	613

Global Partners LP
6.875% due 01/15/2029		1,670	1,556

Go Daddy Operating Co. LLC
5.250% due 12/01/2027		290	274

goeasy Ltd.
5.375% due 12/01/2024		4,030	3,973

GoTo Group, Inc.
5.500% due 09/01/2027		2,060	1,148

Graphic Packaging International LLC
3.500% due 03/01/2029		1,610	1,361

Gray Oak Pipeline LLC
3.450% due 10/15/2027		470	417

Grifols SA
3.875% due 10/15/2028	EUR	1,750	1,573
4.750% due 10/15/2028		$900	768

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (b)		1,500	1,504

GYP Holdings Corp.
4.625% due 05/01/2029		400	345

HCA, Inc.
3.500% due 09/01/2030		1,230	1,041
4.500% due 02/15/2027		3,360	3,209
5.375% due 09/01/2026		2,813	2,762
5.625% due 09/01/2028		3,224	3,146
5.875% due 02/15/2026		205	204
5.875% due 02/01/2029		1,600	1,575

HealthEquity, Inc.
4.500% due 10/01/2029		2,000	1,725

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,146
3.750% due 05/01/2029		5,000	4,329
4.000% due 05/01/2031		1,375	1,157
5.750% due 05/01/2028		1,500	1,452

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	898
5.000% due 06/01/2029		1,675	1,455

Hilton Worldwide Finance LLC
4.875% due 04/01/2027		582	554

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		900	856

iHeartCommunications, Inc.
6.375% due 05/01/2026		529	457
8.375% due 05/01/2027		959	690

IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK)
3.875% due 05/15/2027 (c)	EUR	1,200	1,150

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		$1,650	1,533

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imola Merger Corp.
4.750% due 05/15/2029		$1,825	$1,601

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	1,000	965
3.375% due 01/15/2026		$1,100	1,003

Infor, Inc.
1.750% due 07/15/2025		900	828

Innophos Holdings, Inc.
9.375% due 02/15/2028		830	796

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028		2,150	1,885

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		5,213	4,636

Inter Media & Communication SpA
6.750% due 02/09/2027	EUR	800	812

IQVIA, Inc.
5.700% due 05/15/2028		$1,000	973

Iris Holdings, Inc. (8.750% Cash or 9.500% PIK)
8.750% due 02/15/2026 (c)		575	519

Jaguar Land Rover Automotive PLC
6.875% due 11/15/2026 (m)	EUR	2,725	2,904

JetBlue Pass-Through Trust
4.000% due 05/15/2034		$1,606	1,449

John Lewis PLC
4.250% due 12/18/2034	GBP	800	615

KazMunayGas National Co. JSC
5.375% due 04/24/2030		$1,600	1,458
5.750% due 04/19/2047		3,600	2,807

Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	10,959

Kraft Heinz Foods Co.
4.375% due 06/01/2046		7,600	5,927
5.000% due 06/04/2042		4,000	3,468
6.875% due 01/26/2039		1,000	1,050

Lamar Media Corp.
3.625% due 01/15/2031		775	632
4.000% due 02/15/2030		500	424

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,630	1,393

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026		500	491

Leidos, Inc.
2.300% due 02/15/2031		950	731
4.375% due 05/15/2030		640	573

Lenovo Group Ltd.
3.421% due 11/02/2030		3,000	2,448

Level 3 Financing, Inc.
3.625% due 01/15/2029		4,250	2,386
3.750% due 07/15/2029		1,825	1,023

Leviathan Bond Ltd.
6.500% due 06/30/2027		1,470	1,398

LifePoint Health, Inc.
5.375% due 01/15/2029		1,875	1,312

Live Nation Entertainment, Inc.
4.750% due 10/15/2027		480	440

Marriott International, Inc.
3.500% due 10/15/2032		2,210	1,810

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		575	482

Masco Corp.
4.500% due 05/15/2047		490	367

Masonite International Corp.
3.500% due 02/15/2030		5,300	4,312

Mattel, Inc.
3.375% due 04/01/2026		875	810
3.750% due 04/01/2029		725	632
5.875% due 12/15/2027		400	389

MEG Energy Corp.
5.875% due 02/01/2029		550	514

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	662
5.250% due 04/26/2026		1,700	1,579

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 12/04/2029		$5,700	$4,701
5.625% due 07/17/2027		1,630	1,459

MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,505
5.375% due 05/15/2024		2,250	2,221
5.875% due 05/15/2026		2,675	2,547

MGM Resorts International
5.500% due 04/15/2027		1,110	1,037

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		1,400	1,194

Mileage Plus Holdings LLC
6.500% due 06/20/2027		600	595

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	1,831

MMK International Capital DAC
4.375% due 06/13/2024 ^«(d)		$3,300	198

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		1,175	999

MPLX LP
4.250% due 12/01/2027		100	94

Mundys SpA
1.625% due 02/03/2025	EUR	500	507

National Fuel Gas Co.
2.950% due 03/01/2031		$1,150	906

NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	2,066
5.875% due 02/15/2027		900	857

NCR Corp.
5.000% due 10/01/2028		3,740	3,351

Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	4,902
3.625% due 06/15/2030		2,000	2,012
3.875% due 11/15/2029		3,200	3,289
4.875% due 06/15/2030		$2,560	2,427
5.375% due 11/15/2029		1,655	1,617
5.875% due 11/15/2028		5,900	5,948
6.375% due 05/15/2029		1,070	1,106

New Albertsons LP
6.570% due 02/23/2028		800	767

Newell Brands, Inc.
4.875% due 06/01/2025		480	460

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029		1,325	997

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	1,436
4.345% due 09/17/2027		$3,000	2,740
4.810% due 09/17/2030		5,880	5,074

Noble Finance LLC
8.000% due 04/15/2030		2,000	2,028

Northriver Midstream Finance LP
5.625% due 02/15/2026		2,350	2,242

Novelis Corp.
3.250% due 11/15/2026		600	537
3.875% due 08/15/2031		700	560

NPC Ukrenergo
6.875% due 11/09/2028 ^(d)		600	163

NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,752
6.375% due 10/01/2030		1,310	1,242

NVR, Inc.
3.000% due 05/15/2030		940	784

NXP BV
3.150% due 05/01/2027		200	182
3.875% due 06/18/2026		1,400	1,332

Occidental Petroleum Corp.
5.500% due 12/01/2025 (k)		2,625	2,593
6.375% due 09/01/2028		3,980	4,013
6.450% due 09/15/2036		250	246
6.625% due 09/01/2030		1,990	2,019
8.875% due 07/15/2030		1,040	1,170

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (g)(i)		3,197	75

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,554
4.250% due 10/01/2028		$1,700	1,388

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ON Semiconductor Corp.
3.875% due 09/01/2028		$1,820	$1,613

Open Text Holdings, Inc.
4.125% due 02/15/2030		600	503

Oracle Corp.
3.600% due 04/01/2040		2,110	1,525
3.600% due 04/01/2050		4,700	3,043
3.850% due 04/01/2060		4,700	2,991
3.950% due 03/25/2051 (k)		1,200	823
4.000% due 11/15/2047		3,000	2,110

Organon & Co.
4.125% due 04/30/2028		8,000	6,959

Outfront Media Capital LLC
4.250% due 01/15/2029		950	755
5.000% due 08/15/2027		460	406

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028		1,000	869

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		3,100	2,755

Pelabuhan Indonesia Persero PT
5.375% due 05/05/2045		2,000	1,785

Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	84
3.450% due 07/01/2024		1,610	1,580

Performance Food Group, Inc.
6.875% due 05/01/2025		800	800

Pertamina Persero PT
4.150% due 02/25/2060		1,000	664
4.175% due 01/21/2050		1,500	1,049
4.700% due 07/30/2049		3,000	2,289
5.625% due 05/20/2043		3,100	2,722
6.500% due 05/27/2041		3,000	2,926
6.500% due 11/07/2048		3,500	3,390

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		11,221	645
5.500% due 04/12/2037 ^(d)		47,485	2,730

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,587
6.375% due 01/23/2045		8,510	4,977
6.700% due 02/16/2032		2,538	1,886
6.750% due 09/21/2047		13,456	7,987
6.950% due 01/28/2060		7,462	4,425
7.690% due 01/23/2050		22,770	14,648

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		900	870

PetSmart, Inc.
4.750% due 02/15/2028		1,950	1,709
7.750% due 02/15/2029		825	770

Pinnacle Bidco PLC
8.250% due 10/11/2028 (b)	EUR	3,000	3,168

Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,152
5.625% due 01/15/2028		200	189

Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,677
8.250% due 02/01/2028		460	440

Prestige Brands, Inc.
3.750% due 04/01/2031		850	685
5.125% due 01/15/2028		100	93

Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	2,982
5.750% due 04/15/2026		1,440	1,399

Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,295
1.985% due 07/13/2033		2,350	1,667
3.061% due 07/13/2031		$1,850	1,374
3.680% due 01/21/2030		1,200	968
3.832% due 02/08/2051		2,000	1,106
4.027% due 08/03/2050		900	516

PTC, Inc.
4.000% due 02/15/2028		200	179

Quanta Services, Inc.
2.900% due 10/01/2030		975	796

ReNew Pvt Ltd.
5.875% due 03/05/2027		478	445

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rockies Express Pipeline LLC
4.800% due 05/15/2030		$1,430	$1,236

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029		1,000	861

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,046

S&P Global, Inc.
4.250% due 05/01/2029		$400	378
4.750% due 08/01/2028		345	337

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,110
5.625% due 03/01/2025		7,544	7,498
5.750% due 05/15/2024		951	949

Sabre GLBL, Inc.
8.625% due 06/01/2027		740	628

Sands China Ltd.
3.100% due 03/08/2029		3,700	3,064
3.500% due 08/08/2031		2,100	1,663
4.300% due 01/08/2026		1,000	935
5.375% due 08/08/2025		2,100	2,036
5.650% due 08/08/2028		4,100	3,862

Santos Finance Ltd.
3.649% due 04/29/2031		1,325	1,060

Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,597
5.875% due 03/27/2024		5,300	5,253
6.500% due 09/27/2028		2,350	2,103

Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	345
3.500% due 11/24/2070		2,000	1,193

Seadrill Finance Ltd.
8.375% due 08/01/2030		3,350	3,414

Seagate HDD Cayman
9.625% due 12/01/2032		3,698	3,988

Sensata Technologies BV
4.000% due 04/15/2029		2,500	2,155

SIG Combibloc PurchaseCo SARL
2.125% due 06/18/2025	EUR	1,400	1,422

Simmons Foods, Inc.
4.625% due 03/01/2029		$250	205

Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	796
4.125% due 07/01/2030		1,200	962

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028 (b)		1,000	1,003

Smith & Nephew PLC
2.032% due 10/14/2030		1,700	1,310

Southern Co.
3.700% due 04/30/2030		2,300	2,039

Southwestern Energy Co.
5.375% due 02/01/2029		660	608

Spectrum Brands, Inc.
3.875% due 03/15/2031		425	345
5.500% due 07/15/2030		2,100	1,907

Speedway Motorsports LLC
4.875% due 11/01/2027		950	863

Spirit AeroSystems, Inc.
7.500% due 04/15/2025		1,140	1,120

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		70	59
4.100% due 10/01/2029		349	318

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		1,980	1,946

SRS Distribution, Inc.
4.625% due 07/01/2028		1,525	1,319
6.125% due 07/01/2029		500	426

Stagwell Global LLC
5.625% due 08/15/2029		3,000	2,426

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	3,736
3.375% due 01/15/2031		$6,420	4,971
4.375% due 07/15/2030		1,190	987
4.750% due 01/15/2028		1,200	1,084
5.000% due 02/15/2027		1,170	1,086

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Station Casinos LLC
4.500% due 02/15/2028		$1,220	$1,066
4.625% due 12/01/2031		2,000	1,602

Stryker Corp.
2.900% due 06/15/2050		400	246

Sunoco LP
4.500% due 05/15/2029		1,875	1,648

Superior Plus LP
4.500% due 03/15/2029		800	696

T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	1,979
2.250% due 02/15/2026		1,300	1,198
2.550% due 02/15/2031		1,165	927
2.625% due 02/15/2029		2,475	2,099
2.875% due 02/15/2031		3,210	2,605
3.000% due 02/15/2041		1,700	1,127
3.300% due 02/15/2051		1,000	626
3.500% due 04/15/2031		3,325	2,815
3.750% due 04/15/2027		760	710
3.875% due 04/15/2030		4,650	4,122

TeamSystem SpA
3.500% due 02/15/2028	EUR	400	365

Teck Resources Ltd.
3.900% due 07/15/2030		$1,040	905

TEGNA, Inc.
4.625% due 03/15/2028		2,150	1,868
4.750% due 03/15/2026		1,000	949

Teleflex, Inc.
4.625% due 11/15/2027		200	184

Tencent Holdings Ltd.
3.240% due 06/03/2050		1,200	692
3.290% due 06/03/2060		1,000	544
3.940% due 04/22/2061		2,000	1,242

Tenet Healthcare Corp.
4.375% due 01/15/2030		1,200	1,034
4.625% due 06/15/2028		660	595

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	1,000	960

TMS Issuer SARL
5.780% due 08/23/2032		$9,800	9,836

Topaz Solar Farms LLC
5.750% due 09/30/2039		615	569

TopBuild Corp.
4.125% due 02/15/2032		1,000	813

TransDigm, Inc.
4.625% due 01/15/2029		775	678

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		800	633

Travel & Leisure Co.
4.500% due 12/01/2029		2,100	1,764
4.625% due 03/01/2030		1,100	927
5.650% due 04/01/2024		9,291	9,240
6.000% due 04/01/2027		188	179

TreeHouse Foods, Inc.
4.000% due 09/01/2028		1,690	1,372

TripAdvisor, Inc.
7.000% due 07/15/2025		870	869

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		178	165

Twilio, Inc.
3.625% due 03/15/2029		1,800	1,509

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		226	215

U.S. Foods, Inc.
4.750% due 02/15/2029		600	537

U.S. Renal Care, Inc.
10.625% due 06/28/2028		779	522

Uber Technologies, Inc.
4.500% due 08/15/2029		950	851

United Airlines Pass-Through Trust
2.700% due 11/01/2033		258	213
2.900% due 11/01/2029		555	480
3.100% due 01/07/2030		188	170
3.500% due 09/01/2031		380	337

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.150% due 02/25/2033		$1,090	$991
5.800% due 07/15/2037		3,000	2,928
5.875% due 04/15/2029		3,599	3,572

United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,703
4.625% due 04/15/2029		1,400	1,205

Univision Communications, Inc.
4.500% due 05/01/2029		2,400	1,957
6.625% due 06/01/2027		4,210	3,925

Valaris Ltd.
8.375% due 04/30/2030		1,000	1,002

Vale Overseas Ltd.
3.750% due 07/08/2030		460	393
6.875% due 11/10/2039		770	771

Valvoline, Inc.
3.625% due 06/15/2031		1,375	1,067

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		6,300	5,308

Venture Global LNG, Inc.
8.125% due 06/01/2028		2,500	2,477
8.375% due 06/01/2031		2,500	2,460

Verisure Holding AB
3.250% due 02/15/2027	EUR	2,000	1,906

Veritas U.S., Inc.
7.500% due 09/01/2025		$1,040	871

Vertiv Group Corp.
4.125% due 11/15/2028		1,775	1,562

Viasat, Inc.
5.625% due 09/15/2025		500	462
6.500% due 07/15/2028		1,590	1,103

Viavi Solutions, Inc.
3.750% due 10/01/2029		1,300	1,058

Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	1,105

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		550	498

Viper Energy Partners LP
5.375% due 11/01/2027		660	626

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,100
5.000% due 04/15/2027		3,200	3,634
5.250% due 05/15/2029		100	106
5.500% due 05/15/2029		$8,710	7,768

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028	GBP	3,100	3,158

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	2,400	2,086
4.250% due 01/31/2031		$3,850	3,070

VOC Escrow Ltd.
5.000% due 02/15/2028		2,518	2,293

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	400	371

Western Digital Corp.
4.750% due 02/15/2026		$3,040	2,899

Western Midstream Operating LP
3.100% due 02/01/2025		200	192
4.050% due 02/01/2030		2,320	2,030

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		100	94

White Cap Buyer LLC
6.875% due 10/15/2028		1,050	929

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (c)		700	676

Windstream Escrow LLC
7.750% due 08/15/2028		1,000	796

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	800	660

WR Grace Holdings LLC
4.875% due 06/15/2027		$3,810	3,500

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,760	2,481

Wynn Las Vegas LLC
5.250% due 05/15/2027		3,800	3,539
5.500% due 03/01/2025		509	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wynn Macau Ltd.
5.500% due 01/15/2026	$2,620	$2,452
5.625% due 08/26/2028	5,325	4,622

Wynn Resorts Finance LLC
5.125% due 10/01/2029	2,250	1,970

Yellowstone Energy LP
5.750% due 12/31/2026 «	1,538	1,522

Yum! Brands, Inc.
4.625% due 01/31/2032	2,125	1,846

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	2,000	1,487

ZF North America Capital, Inc.
6.875% due 04/14/2028	2,000	1,959

ZipRecruiter, Inc.
5.000% due 01/15/2030	1,000	786

ZoomInfo Technologies LLC
3.875% due 02/01/2029	1,200	1,001

		900,092

UTILITIES 5.1%

Alabama Power Co.
1.450% due 09/15/2030	1,570	1,201

Ameren Illinois Co.
3.250% due 03/15/2050	300	198

AT&T, Inc.
2.550% due 12/01/2033	547	402
2.750% due 06/01/2031	2,000	1,601
3.500% due 09/15/2053	2,526	1,562
3.550% due 09/15/2055	10,091	6,184
3.650% due 09/15/2059	5,552	3,382
3.800% due 12/01/2057	1,157	734

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028	575	497

Blue Racer Midstream LLC
7.625% due 12/15/2025	325	326

Centrais Eletricas Brasileiras SA
3.625% due 02/04/2025	600	573

Clearway Energy Operating LLC
3.750% due 02/15/2031	2,665	2,106

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	600	547

Crestwood Midstream Partners LP
6.000% due 02/01/2029	1,975	1,908

CrownRock LP
5.000% due 05/01/2029	1,325	1,243

Diamond Offshore Drilling, Inc.
9.000% due 12/21/2026 «	47	46

Duke Energy Florida LLC
1.750% due 06/15/2030	900	709

Edison International
3.550% due 11/15/2024	400	389

Electricite de France SA
5.250% due 10/13/2055	300	230
9.125% due 03/15/2033 •(i)	6,100	6,370

Enel Finance International NV
2.250% due 07/12/2031	1,700	1,286
2.650% due 09/10/2024	2,200	2,129
6.000% due 10/07/2039	1,300	1,211

Entergy Corp.
2.950% due 09/01/2026	100	92

Entergy Texas, Inc.
1.750% due 03/15/2031	2,000	1,529

Eskom Holdings SOC Ltd.
6.350% due 08/10/2028	3,800	3,468

Exelon Corp.
4.050% due 04/15/2030	790	712
4.700% due 04/15/2050	200	160

FirstEnergy Corp.
2.250% due 09/01/2030	280	217

FirstEnergy Transmission LLC
2.866% due 09/15/2028	2,000	1,736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		$4,800	$2,760
3.250% due 02/25/2030		3,430	2,007

Genesis Energy LP
8.000% due 01/15/2027		1,525	1,472

India Green Energy Holdings
5.375% due 04/29/2024		1,200	1,181

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		300	263

Kentucky Utilities Co.
3.300% due 06/01/2050		100	65

Lumen Technologies, Inc.
4.000% due 02/15/2027		580	383

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		650	606

Narragansett Electric Co.
3.395% due 04/09/2030		600	521

NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	6,900	4,047

NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,513
7.768% due 12/15/2037		1,139	1,174

NiSource, Inc.
3.600% due 05/01/2030		1,000	872

ONEOK, Inc.
6.350% due 01/15/2031		1,000	1,007

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	257
2.500% due 02/01/2031		1,400	1,066
2.950% due 03/01/2026		400	369
3.150% due 01/01/2026		1,110	1,033
3.250% due 06/01/2031		350	278
3.300% due 03/15/2027		700	633
3.300% due 12/01/2027		2,900	2,564
3.400% due 08/15/2024		800	781
3.500% due 06/15/2025		1,610	1,531
3.500% due 08/01/2050		130	77
3.750% due 02/15/2024		890	882
3.750% due 07/01/2028		150	133
3.750% due 08/15/2042		100	64
3.950% due 12/01/2047		1,000	641
4.200% due 03/01/2029		2,000	1,770
4.200% due 06/01/2041		500	352
4.250% due 03/15/2046		200	133
4.300% due 03/15/2045		600	407
4.450% due 04/15/2042		500	358
4.500% due 07/01/2040		1,400	1,043
4.550% due 07/01/2030		544	481
4.600% due 06/15/2043		300	216
4.650% due 08/01/2028		800	735
4.950% due 07/01/2050		444	331

Pattern Energy Operations LP
4.500% due 08/15/2028		920	800

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,268
4.000% due 06/30/2050		5,400	3,501
4.375% due 02/05/2050		1,000	682
4.875% due 07/17/2049		3,200	2,385
6.150% due 05/21/2048		2,820	2,501
6.250% due 01/25/2049		2,000	1,811

Rio Oil Finance Trust
8.200% due 04/06/2028		1,907	1,926
9.250% due 07/06/2024		3,067	3,094

San Diego Gas & Electric Co.
1.700% due 10/01/2030		1,900	1,469

Southern California Edison Co.
2.850% due 08/01/2029		100	86
3.650% due 02/01/2050		1,475	998
4.650% due 10/01/2043		800	650
4.875% due 03/01/2049		300	246
5.625% due 02/01/2036		1,000	942
6.650% due 04/01/2029		200	205

Southern California Gas Co.
2.550% due 02/01/2030		800	663

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$6,980	$6,959

Sprint LLC
7.125% due 06/15/2024		12,045	12,129
7.625% due 02/15/2025		12,440	12,632
7.625% due 03/01/2026		2,725	2,803

System Energy Resources, Inc.
2.140% due 12/09/2025		1,200	1,090

Tallgrass Energy Partners LP
6.000% due 12/31/2030		2,775	2,452
7.500% due 10/01/2025		930	928

Targa Resources Partners LP
4.000% due 01/15/2032		775	653
4.875% due 02/01/2031		4,645	4,166
6.875% due 01/15/2029		580	581

Telecom Italia Capital SA
7.200% due 07/18/2036		100	89
7.721% due 06/04/2038		150	137

Telecom Italia SpA
7.875% due 07/31/2028	EUR	3,800	4,167

Tierra Mojada Luxembourg SARL
5.750% due 12/01/2040		$4,844	4,038

Verizon Communications, Inc.
2.550% due 03/21/2031		1,209	963
2.987% due 10/30/2056		4,300	2,389

Vodafone Group PLC
4.375% due 02/19/2043		3,700	2,854
4.875% due 06/19/2049		930	743
5.125% due 06/19/2059		700	556
5.250% due 05/30/2048		1,000	855
7.875% due 02/15/2030		300	330

			164,495

Total Corporate Bonds & Notes (Cost $1,835,087)			1,528,018

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		700	762

Total Municipal Bonds & Notes (Cost $932)			762

U.S. GOVERNMENT AGENCIES 13.9%

Fannie Mae
0.000% due 09/25/2040 •(a)		343	6
0.371% due 09/25/2037 •(a)		388	20
5.878% due 10/18/2030 •		1	1
6.500% due 06/25/2028		12	11
6.850% due 12/18/2027		7	7

Freddie Mac
5.826% due 10/25/2044 - 02/25/2045 •		29	26
5.928% due 09/15/2030 •		2	2
6.026% due 07/25/2044 •		40	37
6.500% due 07/25/2043		4	4

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2026 ~		2	2
2.750% due 11/20/2026 - 11/20/2027 •		4	4
3.625% (H15T1Y + 1.500%) due 03/20/2026 ~		1	1
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~		2	2
6.112% due 09/16/2042 ~		163	162

U.S. Small Business Administration
4.340% due 03/01/2024		1	1

Uniform Mortgage-Backed Security
3.000% due 02/01/2047		579	487
3.500% due 11/01/2045 - 10/01/2048		6,019	5,273
4.000% due 07/01/2048 - 06/01/2049		1,368	1,237
5.000% due 11/01/2035		17	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	$77,600	$64,272
4.500% due 11/01/2053	86,200	79,176
5.000% due 10/01/2053 - 11/01/2053	59,100	55,763
5.500% due 11/01/2053	63,200	61,065
6.000% due 11/01/2053	78,800	77,735
6.500% due 10/01/2053	105,600	106,087

Total U.S. Government Agencies (Cost $458,584)		451,398

U.S. TREASURY OBLIGATIONS 11.2%

U.S. Treasury Bonds
1.750% due 08/15/2041	14,900	9,285
1.875% due 02/15/2041	57,400	37,052
2.875% due 05/15/2043	12,532	9,289
3.125% due 02/15/2042	30,600	23,994
3.125% due 02/15/2043	18,631	14,428
3.750% due 11/15/2043	1,500	1,273

U.S. Treasury Notes
2.000% due 06/30/2024 (o)	42,600	41,518
2.125% due 02/29/2024 (o)(q)	17,100	16,871
2.125% due 07/31/2024	34,200	33,269
2.125% due 09/30/2024 (o)	22,400	21,683
2.250% due 11/15/2024 (o)(q)	16,300	15,750
2.250% due 12/31/2024 (o)	87,000	83,792
3.500% due 02/15/2033	8,100	7,433
3.750% due 04/15/2026	50,000	48,639

Total U.S. Treasury Obligations (Cost $415,472)		364,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Adjustable Rate Mortgage Trust
3.650% due 01/25/2036 ^«~	33	30

American Home Mortgage Assets Trust
5.326% due 02/25/2047 •	19,831	7,776
5.624% due 05/25/2046 ^•	121	100
5.644% due 10/25/2046 •	412	220

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,882	1,307
7.654% due 12/25/2035 •	480	168

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	3,600	3,574

Banc of America Funding Trust
2.371% due 03/20/2036 «~	11	9
4.703% due 09/20/2035 ^~	27	21
5.500% due 01/25/2036 «	34	32
6.000% due 07/25/2037 ^	211	166
6.000% due 08/25/2037 ^	58	44

Banc of America Mortgage Trust
3.891% due 02/25/2036 ^~	7	6
4.182% due 11/20/2046 ^~	431	379
4.587% due 06/25/2035 ~	53	44
6.000% due 10/25/2036 ^«	71	54

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	600	556

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
3.797% due 01/25/2035 ~	213	202
3.900% due 01/25/2034 ~	1	1
4.031% due 01/25/2035 ~	5	4
4.482% due 02/25/2033 «~	1	1
4.640% due 02/25/2036 ^~	170	152
4.827% due 01/25/2034 ~	3	3
5.016% due 08/25/2035 ^~	233	210

Bear Stearns ALT-A Trust
3.988% due 03/25/2036 ^~	138	107
4.027% due 08/25/2036 ^~	267	184
4.034% due 11/25/2036 ^~	109	51
4.138% due 11/25/2036 ~	95	53
4.398% due 05/25/2035 ~	63	59
4.491% due 11/25/2036 ^~	2,024	1,043
4.598% due 09/25/2035 ^~	327	199
5.774% due 08/25/2036 ^•	443	390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~		$6,250	$5,291

Chase Mortgage Finance Trust
5.500% due 11/25/2035		251	182
5.500% due 07/25/2037 ^		930	65

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.644% due 10/25/2046 •		582	565
5.684% due 01/25/2036 «•		47	42

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049		1,100	1,022

Citigroup Global Markets Mortgage Securities, Inc.
5.934% due 05/25/2032 «•		6	6

Citigroup Mortgage Loan Trust
3.921% due 05/25/2035 ~		96	92
4.197% due 04/25/2037 ^~		126	106
4.319% due 03/25/2034 ~		9	8
4.510% due 09/25/2037 ^~		198	174
4.789% due 09/25/2037 ^«~		43	39
5.282% due 08/25/2035 ^~		13	11
6.980% due 05/25/2035 •		5	5
7.110% due 10/25/2035 ^•		91	87
7.780% due 10/25/2035 •		70	65

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		446	381

Commercial Mortgage Trust
4.228% due 05/10/2051		1,000	915

Countrywide Alternative Loan Trust
3.917% due 10/25/2035 ^«~		7	5
3.964% due 02/25/2037 ^~		402	345
5.500% due 03/25/2035		3,515	3,028
5.500% due 11/25/2035 ^		512	296
5.500% due 12/25/2035 ^		342	214
5.500% due 01/25/2036		103	60
5.626% due 12/25/2035 •		61	50
5.634% due 12/20/2046 ^•		719	611
5.649% due 07/20/2046 ^•		285	226
5.674% due 06/25/2036 •		1,660	1,467
5.719% due 09/20/2046 •		379	270
5.750% due 02/25/2035		279	191
5.794% due 04/25/2046 •		4,995	4,446
5.834% due 02/25/2036 •		3,824	3,266
6.000% due 10/25/2036		2,975	1,532
6.000% due 02/25/2037 ^		2,412	966
6.099% due 11/20/2035 •		2,013	1,831
6.250% due 11/25/2036 ^		688	510
6.250% due 12/25/2036 ^•		438	196
6.250% due 08/25/2037 ^		2,785	1,442
6.444% due 03/25/2037 ^•		84	45

Countrywide Home Loan Mortgage Pass-Through Trust
4.198% due 02/25/2034 «~		59	56
4.241% due 07/20/2034 «~		72	66
5.500% due 01/25/2035		175	166
5.500% due 09/25/2035 ^		76	70
5.500% due 12/25/2035 ^		174	96
5.894% due 05/25/2035 •		62	48
6.000% due 05/25/2036 ^		133	60
6.000% due 01/25/2037 ^		2,762	1,356

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •		42	39

Credit Suisse First Boston Mortgage Securities Corp.
4.405% due 06/25/2033 «~		41	37
6.000% due 01/25/2036 ^		398	213

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.358% due 10/25/2035 «~		1	1
5.500% due 12/25/2035 ^		186	150
5.934% due 02/25/2035 •		982	934

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 ^þ		77	61

EMF-NL Prime BV
4.463% due 04/17/2041 •	EUR	380	385

Eurosail PLC
4.249% due 09/10/2044 •		4,400	4,489
6.038% due 09/13/2045 •	GBP	4,070	4,920
6.288% due 06/13/2045 •		3,027	3,648

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Mortgage Pass-Through Trust
4.148% due 02/25/2036 «~	$16	$15
5.750% due 05/25/2037 ^	441	192

GMAC Mortgage Corp. Loan Trust
3.279% due 04/19/2036 ^~	31	24
3.924% due 11/19/2035 «~	28	24

GreenPoint Mortgage Funding Trust
5.974% due 11/25/2045 •	19	16

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~	43	39

GSR Mortgage Loan Trust
3.893% due 05/25/2035 ~	129	105
3.922% due 01/25/2036 ^~	33	30
4.479% due 06/25/2034 «~	8	7
4.481% due 11/25/2035 ~	94	92
4.536% due 05/25/2034 «~	60	55
4.853% due 11/25/2035 ^~	57	32
4.982% due 09/25/2035 ~	4	4
6.000% due 02/25/2036 ^	981	445
6.000% due 03/25/2037 ^	168	91
6.000% due 05/25/2037 ^	49	35
6.014% due 08/25/2046 •	10,636	2,664

HarborView Mortgage Loan Trust
4.036% due 06/19/2036 ^~	106	56
5.632% due 09/19/2037 •	273	230
5.822% due 01/19/2038 •	378	329
5.852% due 12/19/2036 •	2,010	1,577

HomeBanc Mortgage Trust
5.954% due 01/25/2036 •	65	61

HPLY Trust
6.443% due 11/15/2036 •	766	760

IndyMac INDX Mortgage Loan Trust
3.350% due 07/25/2037 ~	96	63
3.708% due 06/25/2036 ~	195	167
3.809% due 08/25/2036 «~	48	33
5.914% due 07/25/2035 •	23	21
5.974% due 06/25/2037 ^•	67	78

JP Morgan Alternative Loan Trust
5.714% due 03/25/2037 •	460	463

JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~	499	450
4.255% due 04/25/2036 ^~	121	103
4.358% due 06/25/2037 ^~	522	407
4.358% due 06/25/2037 ^«~	143	109
4.366% due 04/25/2035 «~	127	118
4.378% due 07/25/2035 «~	11	11
4.423% due 06/25/2036 ^«~	41	28
4.909% due 07/25/2035 «~	2	2
5.053% due 08/25/2035 ^~	106	88
5.750% due 01/25/2036 ^	189	87

Lehman XS Trust
5.794% due 07/25/2037 ^•	268	243

MASTR Adjustable Rate Mortgages Trust
3.119% due 11/25/2033 «~	11	10
5.366% due 01/25/2047 ^«•	42	40
5.914% due 05/25/2037 •	88	38
6.054% due 09/25/2037 •	874	857
6.114% due 05/25/2047 ^•	500	408

MASTR Alternative Loan Trust
5.000% due 12/26/2023 «	468	399
5.834% due 03/25/2036 ^•	502	54

Merrill Lynch Alternative Note Asset Trust
4.211% due 06/25/2037 ^~	85	47
5.754% due 01/25/2037 •	5,793	1,760

Merrill Lynch Mortgage Investors Trust
3.978% due 05/25/2034 «~	77	65
4.261% due 11/25/2035 •	31	30
5.854% due 02/25/2036 •	451	421

MFA Trust
1.381% due 04/25/2065 ~	2,808	2,548
6.775% due 10/25/2058 þ	2,750	2,742

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,418	3,216

Morgan Stanley Mortgage Loan Trust
3.275% due 11/25/2037 ~	568	374
6.000% due 10/25/2037 ^	3,882	2,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MortgageIT Mortgage Loan Trust
5.934% due 09/25/2037 •		$3,150	$2,688

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,341	3,100

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047 þ		77	71

OBX Trust
6.844% due 04/25/2063 þ		3,000	3,007

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.194% due 12/25/2035 •		409	377

Prime Mortgage Trust
5.934% due 02/25/2035 •		65	64

RBSGC Mortgage Pass-Through Loan Trust
5.500% due 11/25/2035 ^~		1,000	814

RBSSP Resecuritization Trust
6.500% due 10/26/2036 ~		902	739

Residential Accredit Loans, Inc. Trust
4.131% due 02/25/2035 ^~		49	42
5.351% due 02/25/2036 ^~		93	78
5.634% due 05/25/2037 •		214	192
5.814% due 07/25/2036 •		87	80
5.834% due 12/25/2046 ^•		120	105
5.894% due 05/25/2037 ^«•		36	30
6.000% due 06/25/2036 ^		51	40
6.000% due 05/25/2037 ^		46	34
6.500% due 07/25/2036 «		199	149

Residential Asset Securitization Trust
4.750% due 12/26/2023 «		231	48
5.834% due 01/25/2046 ^•		725	214
6.000% due 02/25/2036		322	133
6.250% due 09/25/2037 ^		1,853	759

Residential Funding Mortgage Securities, Inc. Trust
4.635% due 02/25/2036 ^~		187	163
5.092% due 09/25/2035 ^~		124	83
6.000% due 10/25/2036 ^		206	151

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	1,508	1,841

Structured Adjustable Rate Mortgage Loan Trust
4.143% due 01/25/2035 ~		$89	87
4.217% due 09/25/2036 ^~		665	450
4.524% due 03/25/2036 ^~		40	29
5.170% due 09/25/2035 ~		436	386
5.834% due 04/25/2047 •		277	235
6.034% due 10/25/2034 •		2,148	1,866

Structured Asset Mortgage Investments Trust
5.874% due 05/25/2036 •		623	487
5.954% due 05/25/2046 ^«•		47	28
6.102% due 09/19/2032 •		5	5

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.894% due 06/25/2033 «~		17	16

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	1,013	1,238

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$10,196	9,355
6.434% due 10/25/2048 •		7,781	7,804
6.434% due 05/25/2058 •		412	416

Verus Securitization Trust
3.889% due 03/25/2060 ~		100	94
5.999% due 02/25/2068 þ		2,261	2,237
6.665% due 09/25/2068 þ		7,200	7,194

Wachovia Mortgage Loan Trust LLC
3.904% due 08/20/2035 ^~		66	59
4.498% due 10/20/2035 ~		10	9

WaMu Mortgage Pass-Through Certificates Trust
3.624% due 12/25/2036 ^~		169	144
3.835% due 02/25/2037 ^~		1,314	1,153
4.140% due 02/27/2034 •		9	9
4.269% due 12/25/2046 •		112	97
4.479% due 09/25/2036 ^~		151	125
5.326% due 02/25/2047 ^•		287	238
5.376% due 06/25/2047 ^•		33	23
5.506% due 10/25/2046 ^•		528	436
5.626% due 08/25/2046 •		790	718

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.674% due 07/25/2046 •	$456	$370
5.683% due 09/25/2033 ~	1,153	1,062
5.704% due 12/25/2045 •	360	321
5.826% due 11/25/2042 •	1	1
5.954% due 11/25/2045 •	440	399
6.026% due 06/25/2042 •	1	1
6.026% due 08/25/2042 •	1	1
6.074% due 08/25/2045 •	224	208
6.126% due 10/25/2046 •	87	77

Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 þ	16,114	4,630
5.466% due 05/25/2047 ^«•	26	3
5.674% due 01/25/2047 ^•	325	294

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	741

Wells Fargo Mortgage-Backed Securities Trust
4.680% due 04/25/2036 ^~	14	13
5.238% due 11/25/2037 ^~	184	158
6.073% due 09/25/2033 «~	12	11

Total Non-Agency Mortgage-Backed Securities (Cost $167,243)		146,648

ASSET-BACKED SECURITIES 4.6%

Aames Mortgage Investment Trust
6.739% due 06/25/2035 •	7,776	6,918

ABFC Trust
5.594% due 01/25/2037 •	521	298
5.654% due 01/25/2037 •	2,230	1,274
6.034% due 10/25/2034 «•	38	37

Accredited Mortgage Loan Trust
5.472% due 04/25/2035 •	934	930

ACE Securities Corp. Home Equity Loan Trust
6.034% due 02/25/2036 •	74	72

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.532% due 04/25/2034 •	618	569
6.109% due 01/25/2036 •	2,210	2,151
6.214% due 05/25/2034 •	162	160

Argent Securities Trust
5.974% due 05/25/2036 •	564	138

Bear Stearns Asset-Backed Securities Trust
6.169% due 09/25/2035 •	501	498
6.234% due 10/27/2032 •	12	12
6.234% due 09/25/2046 •	1,424	1,329
6.484% due 01/25/2037 •	6,113	5,668
6.484% due 08/25/2037 •	226	193
6.684% due 08/25/2037 •	178	174

Carrington Mortgage Loan Trust
5.914% due 06/25/2036 •	2,425	2,294
6.229% due 09/25/2035 •	981	946
6.259% due 02/25/2035 •	2,338	2,273

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •	56	57

Citigroup Mortgage Loan Trust
5.824% due 06/25/2037 •	472	463
5.934% due 08/25/2036 •	1,448	1,403
7.250% due 05/25/2036 þ	141	72

Countrywide Asset-Backed Certificates Trust
4.115% due 02/25/2036 ~	7,250	6,273
4.344% due 10/25/2046 ^~	96	93
5.006% due 10/25/2035 ~	4,092	3,989
5.456% due 07/25/2035 ~	3,070	2,989
5.654% due 09/25/2037 ^•	69	69
5.694% due 11/25/2037 •	3,827	3,403
5.724% due 11/25/2037 •	5,712	5,175
5.754% due 09/25/2046 •	2	2
5.894% due 05/25/2037 •	1,836	1,718
6.014% due 06/25/2037 •	3,229	3,084
6.095% due 08/25/2035 «þ	100	95
6.134% due 11/25/2036 •	771	640

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 ^þ	231	66

Fieldstone Mortgage Investment Trust
5.749% due 11/25/2036 •	909	524

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
5.914% due 10/25/2036 •	$808	$523
6.709% due 07/25/2034 •	114	111

First NLC Trust
5.574% due 08/25/2037 •	138	69
5.714% due 08/25/2037 •	92	46

GSAA Home Equity Trust
5.774% due 09/25/2036 •	941	220
5.914% due 11/25/2036 •	11,223	3,808
6.034% due 03/25/2037 •	182	71
6.034% due 05/25/2047 •	109	67

GSAMP Trust
5.934% due 05/25/2046 •	3,329	3,074

Home Equity Asset Trust
5.994% due 08/25/2036 •	287	279

Home Equity Mortgage Loan Asset-Backed Trust
5.574% due 11/25/2036 •	5,031	4,554
5.624% due 04/25/2037 •	3,339	2,164
5.674% due 11/25/2036 •	1,600	1,199
6.094% due 03/25/2036 •	6,000	5,338

JP Morgan Mortgage Acquisition Corp.
5.944% due 02/25/2036 ^•	4,801	4,657
6.364% due 12/25/2035 •	2,190	2,095

JP Morgan Mortgage Acquisition Trust
5.734% due 07/25/2036 •	911	386

Long Beach Mortgage Loan Trust
6.184% due 02/25/2034 •	947	915

MASTR Asset-Backed Securities Trust
5.754% due 11/25/2036 •	9,576	5,648
6.259% due 10/25/2034 •	224	213

MASTR Specialized Loan Trust
6.559% due 11/25/2035 •	2,610	2,442

Merrill Lynch Mortgage Investors Trust
5.574% due 04/25/2047 •	987	408
5.694% due 03/25/2037 •	912	808
5.754% due 03/25/2037 •	476	422

Morgan Stanley ABS Capital, Inc. Trust
5.524% due 01/25/2037 •	482	214
5.574% due 10/25/2036 •	1,740	755
5.634% due 09/25/2036 •	1,479	529
5.654% due 10/25/2036 •	1,055	458
6.229% due 03/25/2034 •	465	459
7.009% due 09/25/2034 «•	167	161

Morgan Stanley Home Equity Loan Trust
5.784% due 04/25/2037 •	153	80

Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	11,231	3,887
6.154% due 04/25/2037 •	205	59
6.226% due 10/25/2036 ^þ	186	54

Nationstar Home Equity Loan Trust
5.734% due 03/25/2037 •	3,000	2,504

New Century Home Equity Loan Trust
6.319% due 05/25/2034 •	3,950	3,830

Option One Mortgage Loan Trust
5.574% due 03/25/2037 •	226	199
5.654% due 01/25/2037 •	352	203
5.934% due 07/25/2036 •	1,364	776

Pagaya AI Debt Selection Trust
7.128% due 06/16/2031	900	904
7.464% due 06/16/2031	500	502

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	927	258
6.374% due 05/25/2034 •	832	735

Residential Asset Mortgage Products Trust
5.874% due 12/25/2036 •	2,077	2,005

Residential Asset Securities Corp. Trust
6.529% due 03/25/2035 •	1,517	1,474

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•	177	40
5.854% due 11/25/2036 •	23,901	6,833
6.014% due 12/25/2035 •	262	253
6.394% due 10/25/2035 •	3,151	2,008

SG Mortgage Securities Trust
5.644% due 10/25/2036 •	2,000	1,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.584% due 06/25/2037 •		$2,437	$1,612
5.634% due 01/25/2037 •		793	789
5.694% due 02/25/2037 •		1,282	364

Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •		241	225
5.704% due 04/25/2037 •		4,988	3,371

Start Ltd.
4.089% due 03/15/2044		271	240

Structured Asset Investment Loan Trust
5.584% due 09/25/2036 •		122	118
5.754% due 05/25/2036 «•		16	16
6.234% due 07/25/2034 •		4,506	4,387
6.334% due 04/25/2035 •		11,000	9,728

Structured Asset Securities Corp. Mortgage Loan Trust
6.064% due 11/25/2037 •		951	905

Venture CLO Ltd.
6.450% due 04/15/2027 •		387	387

Total Asset-Backed Securities (Cost $160,844)			148,277

SOVEREIGN ISSUES 14.4%

Albania Government International Bond
3.500% due 06/16/2027	EUR	1,900	1,880

Angolan Government International Bond
8.000% due 11/26/2029		$4,600	3,797

Argentina Government International Bond
0.750% due 07/09/2030 þ		64,847	18,631
1.000% due 07/09/2029		2,318	640
3.500% due 07/09/2041 þ		17,680	4,588
3.625% due 07/09/2035 þ		3,241	812

Brazil Government International Bond
2.875% due 06/06/2025		1,000	952
4.750% due 01/14/2050		7,101	4,930

Chile Government International Bond
1.250% due 01/29/2040 (m)	EUR	4,530	3,014
4.950% due 01/05/2036		$537	494

Colombia Government International Bond
4.500% due 01/28/2026		7,100	6,812
4.500% due 03/15/2029		5,000	4,357
5.200% due 05/15/2049		5,700	3,755
7.500% due 02/02/2034		10,000	9,472

Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	968

Dominican Republic International Bond
4.875% due 09/23/2032		3,550	2,893
5.500% due 01/27/2025		7,000	6,909
5.875% due 01/30/2060		5,200	3,741
6.400% due 06/05/2049		3,700	2,944
6.500% due 02/15/2048		1,250	1,015
6.850% due 01/27/2045		7,700	6,575
6.875% due 01/29/2026		4,000	4,002
7.450% due 04/30/2044		800	733

Ecuador Government International Bond
0.000% due 07/31/2030 (g)		585	176
2.500% due 07/31/2040 þ		2,778	923
3.500% due 07/31/2035 þ		6,062	2,264
6.000% due 07/31/2030 þ		10,413	5,335

Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	3,592
6.375% due 04/11/2031		13,700	8,133
7.053% due 01/15/2032		$2,200	1,269
7.500% due 02/16/2061		4,000	2,032
7.625% due 05/29/2032		700	405
8.750% due 09/30/2051		1,900	1,027

El Salvador Government International Bond
7.125% due 01/20/2050		2,000	1,306

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	4,272
3.125% due 09/30/2049		6,000	3,913
3.875% due 04/16/2050		700	526

Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		900	402
7.875% due 03/26/2027 ^(d)		4,980	2,248
7.875% due 02/11/2035 ^(d)		2,000	898

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 03/26/2032 ^(d)		$5,260	$2,331
8.750% due 03/11/2061 ^(d)		1,500	644
8.950% due 03/26/2051 ^(d)		3,100	1,331

Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,805
4.900% due 06/01/2030		1,400	1,276
5.375% due 04/24/2032		700	642
6.125% due 06/01/2050		2,400	2,075

Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,166
5.375% due 09/12/2033	EUR	10,000	10,191

Indonesia Government International Bond
1.100% due 03/12/2033		1,675	1,280
1.300% due 03/23/2034		2,700	2,048
4.350% due 01/11/2048		$200	160
4.750% due 07/18/2047		1,000	857
5.250% due 01/17/2042		3,000	2,813
6.625% due 02/17/2037		14,600	15,482

Israel Government International Bond
3.800% due 05/13/2060		2,480	1,659

Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	3,711
5.250% due 03/22/2030		3,300	2,928
5.875% due 10/17/2031		2,000	1,751

Jordan Government International Bond
5.850% due 07/07/2030		$5,500	4,899

Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,579
2.375% due 11/09/2028		3,200	3,038

Mexico Government International Bond
3.750% due 04/19/2071		$900	515
3.771% due 05/24/2061		29,126	17,176
4.280% due 08/14/2041		724	536
4.400% due 02/12/2052 (m)		1,007	700
4.750% due 04/27/2032		1,600	1,445
5.000% due 04/27/2051		2,000	1,544
5.750% due 10/12/2110		5,500	4,388

Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,077
6.500% due 11/28/2027		2,700	2,259
7.143% due 02/23/2030		4,600	3,640
7.375% due 09/28/2033		1,600	1,187
7.625% due 11/21/2025 (m)		6,400	6,142
7.625% due 11/21/2025		400	384
7.875% due 02/16/2032		4,700	3,713

North Macedonia Government International Bond
3.675% due 06/03/2026	EUR	2,000	1,995

Oman Government International Bond
5.625% due 01/17/2028		$5,000	4,880
6.000% due 08/01/2029		1,100	1,081
6.250% due 01/25/2031		1,700	1,683
6.750% due 01/17/2048		9,680	8,926

Panama Government International Bond
4.500% due 04/16/2050		2,200	1,504
6.400% due 02/14/2035		5,000	4,858
6.700% due 01/26/2036		10,200	10,112
9.375% due 04/01/2029		2,100	2,408

Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,320
5.600% due 03/13/2048		2,200	1,786
6.100% due 08/11/2044		3,600	3,174

Peru Government International Bond
2.783% due 01/23/2031		2,175	1,787
8.750% due 11/21/2033		7,040	8,398

Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,099
3.800% due 06/23/2050		1,300	936

Qatar Government International Bond
4.400% due 04/16/2050		3,200	2,618
4.817% due 03/14/2049		4,200	3,654
5.103% due 04/23/2048		600	544

Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	595
8.000% due 05/22/2032		2,800	2,184
8.250% due 02/28/2048		1,500	1,026

Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	2,404

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 04/14/2033	EUR	2,000	$1,459
2.625% due 12/02/2040		3,750	2,344
2.750% due 04/14/2041		425	265
2.875% due 04/13/2042		1,495	933
3.375% due 01/28/2050		2,750	1,725
4.625% due 04/03/2049		4,620	3,630

Russia Government International Bond
5.100% due 03/28/2035 ^(d)		$8,800	3,717
5.250% due 06/23/2047 ^(d)		1,600	584

Saudi Government International Bond
3.450% due 02/02/2061		2,000	1,230
3.750% due 01/21/2055		3,100	2,065
4.500% due 10/26/2046		31,600	24,994
5.000% due 04/17/2049		300	252

Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	634
6.250% due 05/23/2033		$1,700	1,367

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,405
1.500% due 06/26/2029		3,300	2,691
1.650% due 03/03/2033		2,500	1,731
2.050% due 09/23/2036		900	565
3.125% due 05/15/2027		2,900	2,776

South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,598
4.665% due 01/17/2024		5,200	5,164
4.850% due 09/30/2029		4,400	3,781
5.650% due 09/27/2047		3,010	2,010
5.750% due 09/30/2049		8,000	5,320
6.300% due 06/22/2048		2,100	1,512

Sri Lanka Government International Bond
6.200% due 05/11/2027 ^(d)		800	374
7.850% due 03/14/2029 ^(d)		1,800	845

Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,149
5.125% due 02/17/2028		9,600	8,586
5.250% due 03/13/2030		3,000	2,503
5.600% due 11/14/2024		5,920	5,825
5.750% due 05/11/2047		3,560	2,416
6.000% due 01/14/2041		8,700	6,447
6.125% due 10/24/2028		12,700	11,609
7.375% due 02/05/2025		6,200	6,227
7.625% due 04/26/2029		5,100	4,904

Ukraine Government International Bond
4.375% due 01/27/2032 ^(d)	EUR	10,500	2,664
6.750% due 06/20/2028 ^(d)		5,300	1,479
7.750% due 09/01/2024 ^(d)		$18,500	6,336
7.750% due 09/01/2025 ^(d)		4,700	1,562
7.750% due 09/01/2028 ^(d)		4,600	1,329

Uruguay Government International Bond
5.100% due 06/18/2050		3,000	2,666

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	263
8.250% due 10/13/2024 ^(d)		2,700	257

Vietnam Government International Bond
5.500% due 03/12/2028		3,927	3,790

Total Sovereign Issues (Cost $657,884)			466,962

		SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (e)		228,414	361

	SHARES	MARKET VALUE (000S)

iHeartMedia, Inc. ‘A’ (e)	52,704	$167

iHeartMedia, Inc. ‘B’ «(e)	40,902	116

		644

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)	4,701	218

Urbi Desarrollos Urbanos SAB de CV (e)	2,960	1

		219

ENERGY 0.0%

Constellation Oil ‘B’ «(e)(k)	674,061	73

FINANCIALS 0.1%

Hipotecaria Su Casita SA de CV «(e)	157,773	0

Intelsat Emergence SA «(e)(k)	72,646	1,948

		1,948

INDUSTRIALS 0.0%

Mcdermott International Ltd. (e)	14,432	4

Neiman Marcus Group Ltd. LLC «(e)(k)	2,151	292

		296

UTILITIES 0.0%

Windstream Units «(e)	50,061	996

Total Common Stocks (Cost $13,660)		4,176

RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(e)	8,535	80

Total Rights (Cost $0)		80

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	2,562	6

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	7,519	70

Total Warrants (Cost $14)		76

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(i)	400,000	342

CaixaBank SA
6.750% due 06/13/2024 •(i)(j)	400,000	420

		SHARES	MARKET VALUE (000S)

Charles Schwab Corp.
4.000% due 06/01/2026 •(i)		2,000,000	$1,674
4.000% due 12/01/2030 •(i)		2,400,000	1,695
5.000% due 12/01/2027 •(i)		4,200,000	3,220
5.375% due 06/01/2025 •(i)		1,000,000	964

Citigroup, Inc.
4.000% due 12/10/2025 •(i)		1,575,000	1,384

Discover Financial Services
6.125% due 06/23/2025 •(i)		2,390,000	2,308

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)		3,600,000	3,375

Nationwide Building Society
10.250% ~		4,258	592

PNC Financial Services Group, Inc.
6.250% due 03/15/2030 •(i)		1,000,000	863

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)		4,974,525	4,846

Total Preferred Securities (Cost $26,183)			21,683

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (l) 0.3%
			8,849

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (f)(g)(h)	ARS	37,275	51

Total Short-Term Instruments (Cost $8,918)			8,900

Total Investments in Securities (Cost $3,878,978)			3,269,820

		SHARES
INVESTMENTS IN AFFILIATES 12.1%

SHORT-TERM INSTRUMENTS 12.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%

PIMCO Short Asset Portfolio		2,759,770	26,706

PIMCO Short-Term Floating NAV Portfolio III		37,527,841	364,808

Total Short-Term Instruments (Cost $392,081)			391,514

Total Investments in Affiliates (Cost $392,081)			391,514

Total Investments 112.9% (Cost $4,271,059)			$3,661,334

Financial Derivative Instruments (n)(p) 0.2% (Cost or Premiums, net $4,487)			6,054

Other Assets and Liabilities, net (13.1)%			(424,007)

Net Assets 100.0%			$3,243,381

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	$4,400	$3,510	0.11%
Constellation Oil ‘B’	06/10/2022	73	73	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	383	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,004	2,235	0.07
General Motors Co. 6.800% due 10/01/2027	05/07/2020 - 10/19/2021	632	613	0.02
Intelsat Emergence SA	09/05/2018 - 07/03/2023	6,174	1,948	0.06
Neiman Marcus Group Ltd. LLC	09/25/2020	0	292	0.01
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	2,625	2,593	0.08
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 11/12/2021	1,212	823	0.02

		$18,620	$12,470	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$2,349	U.S. Treasury Notes 5.000% due 08/31/2025	$(2,396)	$2,349	$2,349
SAL	5.270	09/29/2023	10/02/2023	6,500	U.S. Treasury Notes 0.750% due 03/31/2026	(6,623)	6,500	6,503

Total Repurchase Agreements						$(9,019)	$8,849	$8,852

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	3.550%	09/20/2023	TBD	(3)	EUR	(2,956)	$(3,130)
	4.800	09/28/2023	TBD	(3)		$(707)	(707)
BRC	5.000	09/21/2023	TBD	(3)		(988)	(989)
JML	3.000	05/10/2023	TBD	(3)	EUR	(2,737)	(2,924)
RDR	1.250	07/28/2023	TBD	(3)		$(1,983)	(1,988)

Total Reverse Repurchase Agreements							$(9,738)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2053	$107,800	$(82,840)	$(82,105)

Total Short Sales (2.5)%				$(82,840)	$(82,105)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(3,837)	$0	$(3,837)	$3,709	$(128)
BRC	0	(989)	0	(989)	960	(29)
FICC	2,349	0	0	2,349	(2,396)	(47)
JML	0	(2,924)	0	(2,924)	2,637	(287)
RDR	0	(1,988)	0	(1,988)	2,156	168
SAL	6,503	0	0	6,503	(6,623)	(120)

Total Borrowings and Other Financing Transactions	$8,852	$(9,738)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,912)	$(4,912)
Sovereign Issues	0	0	0	(4,826)	(4,826)

Total Borrowings	$0	$0	$0	$(9,738)	$(9,738)

Payable for reverse repurchase agreements					$(9,738)

(m)	Securities with an aggregate market value of $9,439 and cash of $290 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(11,194) at a weighted average interest rate of 1.835%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond December Futures	12/2023	312	$	26,446	$(579)	$90	$0
Euro-Bobl December Futures	12/2023	331		40,507	(590)	297	(252)
Euro-Bund December Futures	12/2023	445		60,522	(1,523)	729	(729)
U.S. Treasury 5-Year Note December Futures	12/2023	1,256		132,331	(1,165)	196	0
United Kingdom Long Gilt December Futures	12/2023	156		17,922	85	244	(385)

					$(3,772)	$1,556	$(1,366)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2023	605	$	(65,378)	$869	$0	$(123)

Total Futures Contracts					$(2,903)	$1,556	$(1,489)

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$		3,700	$(38)	$32	$(6)	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597			300	(2)	5	3	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	1.732			800	16	16	32	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.897			2,000	(15)	96	81	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.862			400	21	21	42	1	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2024	1.857		EUR	1,700	(122)	192	70	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912			2,800	(452)	458	6	0	(2)

								$(592)	$820	$228	$1	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$	3,069	$87	$(9)	$78	$4	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		97,300	1,286	401	1,687	0	(222)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		148,100	1,378	73	1,451	0	(327)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		34,600	448	(22)	426	0	(6)
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	16,200	626	(83)	543	105	0

						$3,825	$360	$4,185	$109	$(555)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(4,400)	$(1,113)	$0	$(33)
Pay(5)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	EUR	106,200	638	(841)	(203)	88	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		29,650	(314)	(557)	(871)	0	(14)

							$3,611	$(5,798)	$(2,187)	$88	$(47)

Total Swap Agreements							$6,844	$(4,618)	$2,226	$198	$(608)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,556	$231	$1,787	$0	$(1,489)	$(621)	$(2,110)

(o)

Securities with an aggregate market value of $34,827 and cash of $5,680 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $33 and liability of $(13) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	673		$93	$0	$0

BOA	03/2024		610		84	0	0

BPS	10/2023	EUR	4,154		4,385	0	(7)
	10/2023		$180,525	EUR	170,355	0	(417)
	11/2023	CAD	2,971		$2,218	29	0
	11/2023	EUR	170,355		180,747	416	0

BRC	10/2023		$1,298	GBP	1,044	0	(24)

CBK	11/2023	CAD	1,202		$893	7	0
	11/2023	GBP	222		272	1	0
	11/2023	PEN	5,374		1,446	30	0

GLM	10/2023		$171	MXN	2,943	0	(2)
	11/2023	BRL	7,889		$1,573	11	0

JPM	03/2024	CNH	1,388		193	1	0

MBC	10/2023	EUR	170,355		184,083	3,975	0
	10/2023	GBP	57,086		71,815	2,164	0

MYI	10/2023	AUD	1,180		761	3	0
	10/2023		$3,346	AUD	5,217	8	0
	11/2023	AUD	5,217		$3,350	0	(8)
	11/2023		$1,364	EUR	1,286	0	(3)
	03/2024	CNH	642		$89	0	0

RBC	11/2023	CAD	22		16	0	0

SCX	03/2024	CNH	631		87	0	0

TOR	10/2023		$68,080	GBP	56,042	297	0
	11/2023	CAD	88		$65	1	0
	11/2023	GBP	56,042		68,092	0	(298)

UAG	10/2023	AUD	5,876		3,776	5	(7)
	10/2023		$1,180	AUD	1,838	2	0
	10/2023		4,369	EUR	4,154	23	0
	11/2023	AUD	1,838		$1,181	0	(2)
	11/2023	EUR	4,154		4,374	0	(23)

Total Forward Foreign Currency Contracts						$6,973	$(791)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.435%	$	400	$(7)	$10	$3	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472		3,900	(40)	56	16	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669		11,600	45	5	50	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.033		5,000	0	224	224	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435		1,100	(17)	25	8	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377		21,000	(315)	351	36	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.188		52,500	(775)	888	113	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2028	0.856		2,300	9	6	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		2,900	(24)	46	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		600	(6)	(1)	0	(7)

HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.236		600	(21)	22	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.285		900	(26)	31	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290		2,300	(31)	43	12	0

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
JPM	Mexico Government International Bond	1.000%	Quarterly	06/20/2026	0.671%	$	1,100	$(9)	$19	$10	$0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		2,100	(18)	34	16	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550		200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756		3,600	10	17	27	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895		1,300	(4)	9	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145		900	(17)	12	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		3,900	(41)	(4)	0	(45)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	3.445		4,000	(1,067)	754	0	(313)

Total Swap Agreements								$(2,357)	$2,552	$565	$(370)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BPS	$445	$0	$0	$445	$(424)	$0	$0	$(424)	$21	$(50)	$(29)
BRC	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
CBK	38	0	69	107	0	0	0	0	107	0	107
DUB	0	0	224	224	0	0	0	0	224	(260)	(36)
GLM	11	0	0	11	(2)	0	0	(2)	9	0	9
GST	0	0	194	194	0	0	(7)	(7)	187	(220)	(33)
HUS	0	0	18	18	0	0	0	0	18	0	18
JPM	1	0	10	11	0	0	0	0	11	0	11
MBC	6,139	0	0	6,139	0	0	0	0	6,139	(6,500)	(361)
MYC	0	0	50	50	0	0	(363)	(363)	(313)	364	51
MYI	11	0	0	11	(11)	0	0	(11)	0	(10)	(10)
TOR	298	0	0	298	(298)	0	0	(298)	0	0	0
UAG	30	0	0	30	(32)	0	0	(32)	(2)	0	(2)

Total Over the Counter	$6,973	$0	$565	$7,538	$(791)	$0	$(370)	$(1,161)

(q)

Securities with an aggregate market value of $364 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,556	$1,556
Swap Agreements	0	143	0	0	88	231

	$0	$143	$0	$0	$1,644	$1,787

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,973	$0	$6,973
Swap Agreements	0	565	0	0	0	565

	$0	$565	$0	$6,973	$0	$7,538

	$0	$708	$0	$6,973	$1,644	$9,325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,489	$1,489
Swap Agreements	0	574	0	0	47	621

	$0	$574	$0	$0	$1,536	$2,110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$791	$0	$791
Swap Agreements	0	370	0	0	0	370

	$0	$370	$0	$791	$0	$1,161

	$0	$944	$0	$791	$1,536	$3,271

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,258)	$(2,258)
Swap Agreements	0	12,968	0	0	(304)	12,664

	$0	$12,968	$0	$0	$(2,562)	$10,406

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,013)	$0	$(5,013)
Swap Agreements	0	1,318	0	0	0	1,318

	$0	$1,318	$0	$(5,013)	$0	$(3,695)

	$0	$14,286	$0	$(5,013)	$(2,562)	$6,711

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(14,792)	$(14,792)
Swap Agreements	0	(5,615)	0	0	(3,564)	(9,179)

	$0	$(5,615)	$0	$0	$(18,356)	$(23,971)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,063	$0	$12,063
Swap Agreements	0	(254)	0	0	0	(254)

	$0	$(254)	$0	$12,063	$0	$11,809

	$0	$(5,869)	$0	$12,063	$(18,356)	$(12,162)

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$112,861	$15,703	$128,564
Corporate Bonds & Notes
Banking & Finance	0	463,431	0	463,431
Industrials	0	897,910	2,182	900,092
Utilities	0	164,449	46	164,495
Municipal Bonds & Notes
Illinois	0	762	0	762
U.S. Government Agencies	0	451,398	0	451,398
U.S. Treasury Obligations	0	364,276	0	364,276
Non-Agency Mortgage-Backed Securities	0	139,738	6,910	146,648
Asset-Backed Securities	0	147,968	309	148,277
Sovereign Issues	0	466,962	0	466,962
Common Stocks
Communication Services	528	0	116	644
Consumer Discretionary	219	0	0	219
Energy	0	0	73	73
Financials	0	0	1,948	1,948
Industrials	0	4	292	296
Utilities	0	0	996	996
Rights
Industrials	0	0	80	80
Warrants
Financials	0	0	6	6
Industrials	0	0	70	70
Preferred Securities
Banking & Finance	0	21,683	0	21,683
Short-Term Instruments
Repurchase Agreements	0	8,849	0	8,849
Argentina Treasury Bills	0	51	0	51

	$747	$3,240,342	$28,731	$3,269,820

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$391,514	$0	$0	$391,514

Total Investments	$392,261	$3,240,342	$28,731	$3,661,334

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82,105)	$0	$(82,105)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,360	394	0	1,754
Over the counter	0	7,314	224	7,538

	$1,360	$7,708	$224	$9,292

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,366)	(731)	0	(2,097)
Over the counter	0	(1,161)	0	(1,161)

	$(1,366)	$(1,892)	$0	$(3,258)

Total Financial Derivative Instruments	$(6)	$5,816	$224	$6,034

Totals	$392,255	$3,164,053	$28,955	$3,585,263

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO ESG Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Market Bidco Ltd.
8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	1,000	$995

Total Loan Participations and Assignments (Cost $929)			995

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 19.8%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$500	413

Acef Holding SCA
0.750% due 06/14/2028	EUR	500	431

AIB Group PLC
2.875% due 05/30/2031 •		400	391
6.608% due 09/13/2029 •		$500	498

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		400	291

Ally Financial, Inc.
2.200% due 11/02/2028		800	633
8.000% due 11/01/2031		450	455

American Tower Corp.
2.100% due 06/15/2030		500	390
3.100% due 06/15/2050		300	175

Asian Development Bank
4.700% due 03/12/2024	MXN	5,600	311
6.550% due 01/26/2025	ZAR	40,000	2,040

Banco BTG Pactual SA
2.750% due 01/11/2026		$1,000	916

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		200	157

Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,062
6.204% due 11/10/2028 •		500	502

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		500	497

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	656

Barclays PLC
5.501% due 08/09/2028 •		$1,000	961
7.385% due 11/02/2028 •		800	821

BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	285
7.750% due 08/16/2029 •(f)(g)		1,000	952

Boston Properties LP
2.550% due 04/01/2032		150	108
3.400% due 06/21/2029		100	84

BPCE SA
2.045% due 10/19/2027 •		500	441

Brookfield Finance, Inc.
2.724% due 04/15/2031		350	278

Citycon Treasury BV
1.625% due 03/12/2028	EUR	300	247

CNP Assurances SACA
1.250% due 01/27/2029		500	437

Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(f)(g)		400	375

CPI Property Group SA
1.500% due 01/27/2031		100	59
2.750% due 01/22/2028	GBP	200	173

Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	392

Crown Castle, Inc.
3.100% due 11/15/2029		$400	341

CTP NV
1.250% due 06/21/2029	EUR	200	159
1.500% due 09/27/2031		500	375

Deutsche Bank AG
1.875% due 02/23/2028 •		200	189
6.119% due 07/14/2026 •		$600	594

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	$881
1.000% due 01/15/2032		300	229
1.250% due 02/01/2031		200	163

EQT AB
0.875% due 05/14/2031		800	616
2.375% due 04/06/2028		800	749

Equinix, Inc.
3.900% due 04/15/2032		$400	342

First American Financial Corp.
2.400% due 08/15/2031		600	446

Ford Motor Credit Co. LLC
5.125% due 06/16/2025		200	194

FS KKR Capital Corp.
1.650% due 10/12/2024		200	190
3.125% due 10/12/2028		400	326

Globalworth Real Estate Investments Ltd.
2.950% due 07/29/2026	EUR	400	326

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	305
2.615% due 04/22/2032 •		500	391

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		1,000	879

Grainger PLC
3.000% due 07/03/2030	GBP	100	96

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		$300	267

HAT Holdings LLC
3.375% due 06/15/2026		535	476
3.750% due 09/15/2030		300	230

Host Hotels & Resorts LP
2.900% due 12/15/2031		250	192
3.375% due 12/15/2029		600	505
3.500% due 09/15/2030		200	166

Howard Hughes Corp.
4.375% due 02/01/2031		600	461

HSBC Holdings PLC
2.871% due 11/22/2032 •		700	539
6.254% due 03/09/2034 •		600	587

Hudson Pacific Properties LP
3.950% due 11/01/2027		230	182
5.950% due 02/15/2028		400	334

ING Groep NV
2.727% due 04/01/2032 •		200	157
3.875% due 05/16/2027 •(f)(g)		200	145
4.250% due 05/16/2031 •(f)(g)		200	129
4.252% due 03/28/2033 •		500	432
4.875% due 05/16/2029 •(f)(g)		200	151

Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	195
6.625% due 06/20/2033		700	659

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		1,400	1,084

Kilroy Realty LP
2.500% due 11/15/2032		200	137
2.650% due 11/15/2033		900	608

Legal & General Group PLC
5.625% due 03/24/2031 •(f)(g)	GBP	200	194

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	358
3.750% due 03/18/2028 •		500	459

Logicor Financing SARL
3.250% due 11/13/2028	EUR	700	650

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$500	385

Munich Re
5.875% due 05/23/2042 •		400	387

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		300	249

NatWest Group PLC
5.125% due 05/12/2027 •(f)(g)	GBP	200	202

NE Property BV
3.375% due 07/14/2027	EUR	300	293

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nexi SpA
1.625% due 04/30/2026 (i)	EUR	550	$532

Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	581

Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)		500	365

OneMain Finance Corp.
3.500% due 01/15/2027		781	670

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	164

Regency Centers LP
3.700% due 06/15/2030		100	87

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,251
6.534% due 01/10/2029 •		300	297

Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	179
4.375% due 04/13/2032 (g)		500	437

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	280
1.750% due 11/24/2028		200	167

SLM Corp.
3.125% due 11/02/2026		$900	782

Societe Generale SA
4.750% due 05/26/2026 •(f)(g)		200	162
7.875% due 12/18/2023 •(f)(g)		200	199

Standard Chartered PLC
2.678% due 06/29/2032 •		200	153
3.603% due 01/12/2033 •		200	154
6.301% due 01/09/2029 •		600	598
7.767% due 11/16/2028 •		500	524

Sun Communities Operating LP
4.200% due 04/15/2032		300	256

SVB Financial Group
4.570% due 04/29/2033 ^(b)		1,150	727

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(f)(g)		400	308

UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	144
5.959% due 01/12/2034 •		300	288

UDR, Inc.
3.100% due 11/01/2034		100	76

UniCredit SpA
5.459% due 06/30/2035 •		400	336

VIA Outlets BV
1.750% due 11/15/2028	EUR	500	442

Vonovia SE
1.875% due 06/28/2028		600	554

Weyerhaeuser Co.
4.000% due 11/15/2029		$100	90

Workspace Group PLC
2.250% due 03/11/2028	GBP	600	569

ZF Finance GmbH
2.000% due 05/06/2027	EUR	700	650

			46,057

INDUSTRIALS 7.1%

Accor SA
2.375% due 11/29/2028		900	852

Ardagh Metal Packaging Finance USA LLC
3.000% due 09/01/2029		500	403

Ball Corp.
3.125% due 09/15/2031		$580	455

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	100	89

Boise Cascade Co.
4.875% due 07/01/2030		$500	437

CDW LLC
3.569% due 12/01/2031		500	412

Cellnex Finance Co. SA
3.875% due 07/07/2041		200	139

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centene Corp.
3.000% due 10/15/2030		$500	$404

Fair Isaac Corp.
4.000% due 06/15/2028		570	510

Gap, Inc.
3.625% due 10/01/2029		250	185
3.875% due 10/01/2031		250	176

GN Store Nord AS
0.875% due 11/25/2024	EUR	500	496

Graphic Packaging International LLC
2.625% due 02/01/2029		400	369

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	202
4.000% due 05/01/2031		200	168

Illumina, Inc.
2.550% due 03/23/2031		300	233

InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	323

JDE Peet’s NV
2.250% due 09/24/2031		$800	595

John Lewis PLC
6.125% due 01/21/2025	GBP	200	239

Lendlease Europe Finance PLC
3.500% due 12/02/2033		400	324

Lenovo Group Ltd.
3.421% due 11/02/2030 (i)		$400	326

Lindblad Expeditions LLC
6.750% due 02/15/2027		300	281

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	115
4.500% due 07/10/2027		300	340

Metalsa Sapi De Cv
3.750% due 05/04/2031		$150	111

Micron Technology, Inc.
2.703% due 04/15/2032		200	153

MSCI, Inc.
3.625% due 09/01/2030		600	504

Nemak SAB de CV
2.250% due 07/20/2028	EUR	300	256

Newell Brands, Inc.
4.875% due 06/01/2025		$200	192

NXP BV
2.500% due 05/11/2031		300	234
5.000% due 01/15/2033		1,300	1,197

ReNew Pvt Ltd.
5.875% due 03/05/2027		200	186

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	600	562

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		$600	475

Travis Perkins PLC
3.750% due 02/17/2026	GBP	400	446

VeriSign, Inc.
2.700% due 06/15/2031		$400	319

Verizon Communications, Inc.
5.050% due 05/09/2033		1,700	1,589

Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	346

Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	192
4.750% due 07/15/2031		$600	485

VMware, Inc.
1.800% due 08/15/2028		200	166

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	446
5.050% due 03/15/2042		200	155

Weir Group PLC
2.200% due 05/13/2026		400	360

Zenith Finco PLC
6.500% due 06/30/2027	GBP	200	195

			16,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.8%

AES Corp.
2.450% due 01/15/2031		$720	$554
5.450% due 06/01/2028		300	290

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		700	656

Clean Renewable Power Mauritius Pte Ltd.
4.250% due 03/25/2027		180	156

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	275

Enel Finance America LLC
7.100% due 10/14/2027		1,000	1,035

Iberdrola International BV
6.750% due 09/15/2033		250	255

India Green Energy Holdings
5.375% due 04/29/2024		250	246

India Green Power Holdings
4.000% due 02/22/2027		250	220

Pacific Gas & Electric Co.
6.700% due 04/01/2053		1,100	1,036

Pattern Energy Operations LP
4.500% due 08/15/2028		500	435

San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	213

Solar Star Funding LLC
5.375% due 06/30/2035		156	146

Southwestern Public Service Co.
3.150% due 05/01/2050		100	62

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		324	312

TDC Net AS
5.056% due 05/31/2028	EUR	400	416

TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	182

Vodafone Group PLC
5.125% due 06/04/2081 •		110	75

			6,564

Total Corporate Bonds & Notes (Cost $79,620)			69,263

U.S. GOVERNMENT AGENCIES 42.5%

Fannie Mae
3.000% due 01/01/2059		1,418	1,179
3.500% due 05/01/2056 - 08/01/2059		1,698	1,448

Freddie Mac
0.938% due 11/25/2030 ~(a)		2,793	126

Ginnie Mae
5.500% due 07/20/2053 - 08/20/2053		4,684	4,550

Ginnie Mae, TBA
5.000% due 10/01/2053		2,800	2,653

Uniform Mortgage-Backed Security
3.000% due 07/01/2052		489	405
4.000% due 09/01/2049 - 07/01/2053		5,265	4,692
4.500% due 07/01/2052 - 07/01/2053		4,397	4,042
5.000% due 02/01/2053 - 06/01/2053		24,241	22,894
5.500% due 09/01/2052 - 06/01/2053		28,685	27,754

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2053		15,300	13,171
4.000% due 10/01/2053		3,000	2,671
4.500% due 11/01/2053		1,450	1,332
5.000% due 11/01/2053		1,700	1,604
5.500% due 11/01/2053		2,600	2,512
6.000% due 11/01/2053		3,400	3,354
6.500% due 10/01/2053 - 11/01/2053		4,800	4,822

Total U.S. Government Agencies (Cost $103,073)			99,209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 9.7%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		$1,777	$1,735
0.125% due 10/15/2024		2,097	2,033
0.125% due 01/15/2031		2,114	1,809
0.125% due 01/15/2032 (i)		9,263	7,766
0.250% due 01/15/2025 (i)		2,323	2,235
0.500% due 04/15/2024 (m)		48	48
0.625% due 01/15/2024		1,035	1,025
0.875% due 02/15/2047 (i)		1,013	740
1.500% due 02/15/2053		617	511

U.S. Treasury Notes
2.750% due 08/15/2032 (i)(m)		2,200	1,906
3.875% due 09/30/2029 (i)(k)(m)		3,000	2,878

Total U.S. Treasury Obligations (Cost $22,965)			22,686

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.5%

1211 Avenue of the Americas Trust
4.280% due 08/10/2035 ~		2,300	2,038

225 Liberty Street Trust
4.501% due 02/10/2036		1,550	1,243

280 Park Avenue Mortgage Trust
6.710% due 09/15/2034 •		1,000	946

Adjustable Rate Mortgage Trust
5.674% due 08/25/2036 •		670	243
5.994% due 08/25/2036 •		269	97

American Home Mortgage Assets Trust
5.624% due 12/25/2046 ^•		32	27
5.854% due 06/25/2037 •		139	131

BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
8.197% due 09/15/2038 •		1,000	836

Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~		2,453	1,579
5.122% due 08/10/2035 ~		900	648

Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~		2,660	2,126

Bear Stearns ALT-A Trust
5.754% due 06/25/2046 ^•		300	262

Beast Mortgage Trust
7.397% due 03/15/2036 •		500	393
7.947% due 03/15/2036 •		500	374

Beneria Cowen & Pritzer Collateral Funding Corp.
7.939% due 06/15/2038 •		900	720

Bridgegate Funding PLC
9.150% due 10/16/2062 •	GBP	950	1,150
10.150% due 10/16/2062 •		950	1,147

BSST Mortgage Trust
8.183% due 02/15/2037 •		$1,200	956

Chase Mortgage Finance Trust
4.099% due 03/25/2037 ^~		118	109

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		256	218

Commercial Mortgage Trust
3.960% due 02/10/2036 ~		2,100	1,850
6.780% due 06/15/2034 •		607	501
7.030% due 06/15/2034 •		734	581
8.597% due 12/15/2038 •		1,000	897

Countrywide Alternative Loan Trust
5.814% due 10/25/2046 •		67	60
6.079% due 11/20/2035 •		134	114

Countrywide Home Loan Mortgage Pass-Through Trust
3.745% due 02/25/2047 ^~		43	37

Countrywide Home Loan Reperforming REMIC Trust
4.388% due 01/25/2034 ^~		78	63

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.396% due 04/25/2047 •		72	64

DOLP Trust
3.704% due 05/10/2041 ~		1,600	997

DROP Mortgage Trust
7.696% due 10/15/2043 •		1,000	815
8.196% due 10/15/2043 •		996	717

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Extended Stay America Trust
7.146% due 07/15/2038 •	$309	$305
7.696% due 07/15/2038 •	547	539

GCT Commercial Mortgage Trust
7.147% due 02/15/2038 •	200	87

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	200	163

HarborView Mortgage Loan Trust
4.084% due 06/19/2036 ^~	127	58

Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,396
4.158% due 07/10/2035	200	184
4.356% due 07/10/2035	350	315

IndyMac INDX Mortgage Loan Trust
5.774% due 01/25/2037 ^•	68	61
5.954% due 07/25/2035 •	368	256

JP Morgan Chase Commercial Mortgage Securities Trust
6.746% due 04/15/2038 •	365	359
7.146% due 04/15/2038 •	900	886
7.197% due 03/15/2036 •	100	85
7.287% due 06/15/2038 •	1,000	866
7.747% due 03/15/2036 •	1,600	1,291
8.547% due 03/15/2036 •	300	227

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	2,000	1,169

MAD Mortgage Trust
3.478% due 08/15/2034 ~	1,580	1,340
4.108% due 08/15/2034 ~	1,057	787

Merrill Lynch Alternative Note Asset Trust
5.834% due 03/25/2037 •	792	227

MFT Trust
3.358% due 02/10/2042	100	64
3.392% due 08/10/2040 ~	1,180	731

Morgan Stanley Capital Trust
6.747% due 12/15/2036 •	1,480	762
7.247% due 12/15/2036 •	1,097	433
8.523% due 12/15/2038 •	1,500	1,383

Morgan Stanley Mortgage Loan Trust
5.754% due 06/25/2036 •	255	54

Natixis Commercial Mortgage Securities Trust
0.661% due 02/15/2039 ~(a)	23,885	580

NYO Commercial Mortgage Trust
7.992% due 11/15/2038 •	1,500	1,041

One New York Plaza Trust
6.397% due 01/15/2036 •	200	190
6.697% due 01/15/2036 •	1,000	932

Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	236	187
6.000% due 06/25/2036 ^	140	108
6.000% due 06/25/2037 «	211	151

Residential Asset Securitization Trust
1.256% due 04/25/2037 •(a)	509	63
5.744% due 04/25/2037 •	510	96

SFO Commercial Mortgage Trust
7.246% due 05/15/2038 •	450	366
7.846% due 05/15/2038 •	450	348

Starwood Mortgage Trust
7.697% due 04/15/2034 •	1,000	964
7.752% due 11/15/2036 •	1,100	1,053

VASA Trust
7.197% due 07/15/2039 •	400	274
7.547% due 07/15/2039 •	400	254

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037 ^	121	99

Worldwide Plaza Trust
3.526% due 11/10/2036	100	77
3.715% due 11/10/2036 ~	1,250	456

Total Non-Agency Mortgage-Backed Securities (Cost $52,990)		43,206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 10.1%

ACE Securities Corp. Home Equity Loan Trust
5.604% due 11/25/2036 •	$495	$205

Argent Securities Trust
5.734% due 07/25/2036 •	161	139

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
7.234% due 11/25/2034 •	300	272

Asset-Backed Securities Corp. Home Equity Loan Trust
3.797% due 01/25/2036 •	2,085	1,760
7.279% due 05/25/2035 •	403	363

Bear Stearns Asset-Backed Securities Trust
5.440% due 12/25/2034 •	261	252
5.714% due 11/25/2036 •	44	43

Centex Home Equity Loan Trust
6.364% due 09/25/2034 •	68	64
6.394% due 03/25/2035 •	204	193

Countrywide Asset-Backed Certificates Trust
5.869% due 01/25/2045 ^•	277	244
5.914% due 03/25/2047 ^•	226	194

EquiFirst Mortgage Loan Trust
7.234% due 04/25/2035 •	210	176

FHF Trust
2.290% due 03/15/2027	800	757
4.430% due 01/18/2028	507	497

First Franklin Mortgage Loan Trust
4.448% due 03/25/2036 •	1,689	1,519

GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049	898	772
4.950% due 07/20/2049	919	823

GSAA Home Equity Trust
5.574% due 03/25/2036 •	52	18
6.000% due 10/25/2037 ^«	39	30
6.948% due 06/25/2036 þ	222	58

Lehman XS Trust
5.774% due 10/25/2036 •	127	113

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048	143	103

Long Beach Mortgage Loan Trust
5.754% due 10/25/2036 •	757	228

MASTR Asset-Backed Securities Trust
6.334% due 10/25/2035 •	225	194

Merrill Lynch Mortgage Investors Trust
6.034% due 12/25/2036 •	1,412	1,312

Mosaic Solar Loan Trust
2.640% due 01/20/2053	616	511

New Century Home Equity Loan Trust
6.169% due 10/25/2035 •	1,800	1,489

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	1,049	937
4.320% due 09/25/2030	656	617

Residential Asset Mortgage Products Trust
5.005% due 10/25/2033 •	279	272
6.634% due 01/25/2035 ^•	850	782

Residential Asset Securities Corp. Trust
5.381% due 08/25/2034 •	117	111

Service Experts Issuer
2.670% due 02/02/2032	605	551

Specialty Underwriting & Residential Finance Trust
6.604% due 12/25/2035 •	181	172

Starwood Commercial Mortgage Trust
7.545% due 04/18/2038 •	400	372

Structured Asset Investment Loan Trust
6.134% due 04/25/2033 «•	25	24
6.409% due 05/25/2035 •	1,639	1,385

Structured Asset Securities Corp. Mortgage Loan Trust
5.724% due 07/25/2036 ^•	1,540	1,446
5.854% due 02/25/2037 •	106	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunnova Helios Issuer LLC
5.300% due 05/20/2050		$1,077	$1,031

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		1,474	1,258
5.400% due 04/30/2058		1,096	1,035

Sunrun Demeter Issuer
2.270% due 01/30/2057		683	541

Upstart Pass-Through Trust Series
3.800% due 04/20/2030		503	483

Total Asset-Backed Securities (Cost $25,407)			23,448

SOVEREIGN ISSUES 1.4%

Chile Government International Bond
2.750% due 01/31/2027		300	276
3.500% due 01/31/2034		300	249

Fondo MIVIVIENDA SA
4.625% due 04/12/2027		400	378

Mexico Government International Bond
2.250% due 08/12/2036	EUR	610	455

Romania Government International Bond
2.000% due 04/14/2033		200	146
5.500% due 09/18/2028		500	524
6.375% due 09/18/2033		500	521

Serbia Government International Bond
1.000% due 09/23/2028		300	248

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	7,540	410

Uruguay Government International Bond
4.975% due 04/20/2055		$100	87

Total Sovereign Issues (Cost $3,996)			3,294

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

CaixaBank SA
5.875% due 10/09/2027 •(f)(g)		200,000	190
6.750% due 06/13/2024 •(f)(g)		200,000	210

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(f)		100,000	81

Total Preferred Securities (Cost $601)			481

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS (h) 1.7%
			3,900

U.S. TREASURY BILLS 0.1%
5.360% due 10/05/2023 (c)(d)		$283	283

Total Short-Term Instruments (Cost $4,183)			4,183

Total Investments in Securities (Cost $293,764)			266,765

Total Investments 114.3% (Cost $293,764)			$266,765

Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $(2,264))			437

Other Assets and Liabilities, net (14.5)%			(33,889)

Net Assets 100.0%			$233,313

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.360%	09/29/2023	10/02/2023	$3,900	U.S. Treasury Notes 0.500% due 04/30/2027	$(3,978)	$3,900	$3,902

Total Repurchase Agreements						$(3,978)	$3,900	$3,902

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	4.050%	09/28/2023	TBD	(3)		$(164)	$(165)
MBC	3.350	07/31/2023	TBD	(3)	EUR	(485)	(515)

Total Reverse Repurchase Agreements							$(680)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	5.420%	09/12/2023	10/11/2023	$(12,982)	$(13,021)

Total Sale-Buyback Transactions					$(13,021)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2053	$750	$(592)	$(571)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2053	750	(623)	(595)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	500	(418)	(414)

Total Short Sales (0.7)%				$(1,633)	$(1,580)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BPS	$3,902	$(165)	$0	$3,737	$(3,814)	$(77)
MBC	0	(515)	0	(515)	532	17

Master Securities Forward Transaction Agreement
BPG	0	0	(13,021)	(13,021)	12,745	(276)

Total Borrowings and Other Financing Transactions	$3,902	$(680)	$(13,021)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(680)	$(680)

Total	$0	$0	$0	$(680)	$(680)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(13,021)	0	0	(13,021)

Total	$0	$(13,021)	$0	$0	$(13,021)

Total Borrowings	$0	$(13,021)	$0	$(680)	$(13,701)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(13,701)

(i)	Securities with an aggregate market value of $13,440 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(9,524) at a weighted average interest rate of 5.271%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(18) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	2	$2	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	2	2	(1)	0
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	6	15	(12)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	6	15	(12)	(23)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	6	15	(11)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	6	15	(11)	(24)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	8	20	(17)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	2	5	(4)	(9)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2	5	(2)	(10)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	0

Total Written Options					$(73)	$(67)

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	14	$	3,312	$(52)	$0	$0
Euro-Bund December Futures	12/2023	3		408	(10)	5	(5)
U.S. Treasury Long-Term Bond December Futures	12/2023	1		114	(6)	1	0

					$(68)	$6	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	3	$	(709)	$20	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	4		(954)	24	0	0
3-Month SOFR Active Contract December Futures	03/2026	5		(1,201)	22	0	(1)
3-Month SOFR Active Contract June Futures	09/2024	6		(1,422)	42	0	0
3-Month SOFR Active Contract June Futures	09/2025	4		(959)	19	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	7		(1,656)	50	0	0
3-Month SOFR Active Contract March Futures	06/2025	4		(957)	21	0	0
3-Month SOFR Active Contract March Futures	06/2026	4		(961)	18	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	6		(1,426)	39	0	0
3-Month SOFR Active Contract September Futures	12/2025	4		(960)	18	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2023	156		(16,436)	128	0	(24)
U.S. Treasury 10-Year Note December Futures	12/2023	160		(17,290)	331	0	(32)
U.S. Treasury 10-Year Ultra December Futures	12/2023	6		(669)	20	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	7		(831)	46	0	(3)

					$798	$0	$(64)

Total Futures Contracts					$730	$6	$(69)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.919%	EUR	200	$(1)	$2	$1	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.022		700	(10)	9	(1)	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.826		500	1	3	4	0	0

							$(10)	$14	$4	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	1,600	$(50)	$13	$(37)	$8	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	32	48	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	181	271	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	203	20	223	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		340,000	4	88	92	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		133,000	38	93	131	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	$	8,800	(30)	(45)	(75)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024		500	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		79,420	(126)	(148)	(274)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		46,970	(25)	(2)	(27)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		1,300	(7)	(11)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		5,300	(28)	(45)	(73)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		2,200	(12)	(17)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024		1,400	(9)	(24)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024		1,400	(9)	(29)	(38)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		8,800	(1)	242	241	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024		2,300	(115)	(30)	(145)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		4,400	0	121	121	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		40,910	(119)	(416)	(535)	7	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.900%	Annual	06/06/2025	$	24,240	$17	$(139)	$(122)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		35,500	55	893	948	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		12,600	(82)	(50)	(132)	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		3,500	44	161	205	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	113	114	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		250	0	27	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027		100	0	(11)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		500	(1)	(55)	(56)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		500	(1)	(55)	(56)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		100	0	11	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		250	0	(28)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		600	(1)	(64)	(65)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		550	0	62	62	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		2,200	(5)	(227)	(232)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		300	(1)	(31)	(32)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		500	0	55	55	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		2,000	(5)	(199)	(204)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		400	0	44	44	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		1,300	(3)	(132)	(135)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		400	(1)	(45)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		400	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027		400	(1)	(43)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		500	(2)	(50)	(52)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		500	(2)	(50)	(52)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		800	(3)	(62)	(65)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		800	(4)	(54)	(58)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		1,000	(5)	(55)	(60)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		700	0	52	52	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027		2,000	(15)	(100)	(115)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		670	0	64	64	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,900	(14)	(129)	(143)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		700	(5)	(46)	(51)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		600	(1)	23	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027		500	(9)	80	71	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		13,880	(882)	(736)	(1,618)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		400	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		890	20	28	48	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028		300	(7)	(17)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028		300	(7)	(19)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		110	0	17	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		400	(1)	(57)	(58)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		150	0	(23)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		150	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029		200	(1)	(29)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		500	(3)	(31)	(34)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		500	(3)	(30)	(33)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		2,470	228	140	368	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(1)	(22)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		400	(1)	(25)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		1,440	41	77	118	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		600	(2)	(29)	(31)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		1,900	(15)	434	419	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031		800	7	158	165	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		700	52	122	174	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		250	(1)	54	53	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		200	0	(42)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		150	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		150	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		100	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		250	(1)	(50)	(51)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		250	(1)	(48)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		200	(1)	(36)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		200	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		350	(2)	(66)	(68)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		250	(1)	(47)	(48)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		200	(1)	(36)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		400	(3)	(34)	(37)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		200	(1)	13	12	0	0

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.350%	Annual	12/14/2032	$		100	$0	$8	$8	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032			10,620	(1,514)	(558)	(2,072)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033			200	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033			200	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033			200	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033			200	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033			200	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033			200	(1)	(16)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033			400	(1)	(28)	(29)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033			18,580	179	1,068	1,247	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033			300	(1)	(21)	(22)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033			11,110	(57)	615	558	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			3,490	52	321	373	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			10	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033			400	(2)	(24)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033			200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033			200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033			100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033			300	(1)	(12)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033			200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033			200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033			400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033			400	(2)	(2)	(4)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033			300	(1)	(1)	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051			100	(1)	40	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051			250	(3)	108	105	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052			50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052			50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052			100	(30)	(11)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053			200	(2)	(32)	(34)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053			2,400	148	383	531	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053			100	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053			100	(7)	(19)	(26)	1	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		EUR	600	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024			1,200	(3)	(8)	(11)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024			600	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024			600	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024			600	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			700	(3)	(66)	(69)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			450	(2)	(42)	(44)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029			12,300	(71)	95	24	0	(10)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033			500	(11)	(17)	(28)	0	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033			100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033			400	(2)	(1)	(3)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034			3,700	39	70	109	2	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054			300	3	14	17	0	(1)

								$(2,124)	$1,091	$(1,033)	$133	$(109)

Total Swap Agreements								$(2,134)	$1,105	$(1,029)	$134	$(109)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$134	$140	$(67)	$(83)	$(109)	$(259)

(k)

Securities with an aggregate market value of $509 and cash of $2,982 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(14) for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2023	ZAR	18,747		$980	$0	$(6)

BPS	11/2023	EUR	1,030		1,101	10	0
	11/2023	NOK	11,350		1,053	0	(10)
	11/2023	NZD	16		10	0	0
	11/2023		$1,790	CAD	2,398	0	(23)
	11/2023		127	EUR	118	0	(2)
	03/2024	IDR	1,614,581		$105	1	0

BRC	11/2023	CAD	2,617		1,941	13	0
	11/2023		$245	JPY	35,900	0	(4)

CBK	10/2023		243	CLP	216,146	0	0
	11/2023	EUR	417		$458	17	0
	11/2023	GBP	668		851	36	0
	11/2023		$121	CAD	163	0	(1)
	11/2023		299	EUR	281	0	(1)
	12/2023		3	MXN	43	0	0

GLM	10/2023	MXN	9,551		$554	6	0
	10/2023		$458	MXN	8,009	1	0
	10/2023	ZAR	3,974		$213	4	0
	12/2023		$1,921	MXN	33,332	0	(32)
	03/2024	IDR	2,165,175		$141	1	0

JPM	10/2023		$262	MXN	4,603	1	0
	11/2023	GBP	4,129		$5,265	226	0
	11/2023		$1	MXN	12	0	0
	11/2023		1,122	NOK	11,418	0	(53)
	11/2023	ZAR	3,642		$190	0	(1)

MYI	11/2023	EUR	126		137	4	0
	03/2024	IDR	7,194,713		468	4	0
	03/2024		$809	IDR	12,453,912	0	(6)

RBC	11/2023		13	CAD	18	0	0

SCX	11/2023	AUD	6,576		$4,219	0	(15)
	11/2023	EUR	8,744		9,682	421	0
	11/2023		$4,346	AUD	6,617	0	(86)
	03/2024	IDR	1,412,964		$92	1	0

TOR	11/2023		$53	CAD	71	0	(1)
	11/2023		3,243	JPY	458,401	0	(154)

UAG	11/2023	EUR	6,173		$6,809	271	0
	11/2023		$581	JPY	82,281	0	(26)

Total Forward Foreign Currency Contracts						$1,017	$(421)

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	07/26/2032	200	$32	$18
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	300	49	80

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	3,200	24	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	3,200	24	64
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	300	39	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	300	40	77

Total Purchased Options							$208	$256

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(8)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	100	0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	200	(1)	(2)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	500	(2)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	500	(2)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(2)	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721%	04/08/2024	200	$(2)	$(4)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	100	(1)	(3)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

							$(83)	$(143)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor	3.018%	1-Day USD-SOFR Compounded-OIS	07/24/2024	6,400	$(26)	$0
	Call - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(64)
	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(3)

						$(82)	$(67)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	500	$(3)	$(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	500	(2)	0

					$(5)	$(5)

Total Written Options					$(170)	$(215)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.004%	$ 1,000	$(44)	$15	$0	$(29)

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$	2,100	$(51)	$(1)	$0	$(52)

Total Swap Agreements							$(95)	$14	$0	$(81)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$0	$0	$(6)	$(8)	$0	$(14)	$(14)	$11	$(3)
BPS	11	0	0	11	(35)	(4)	0	(39)	(28)	0	(28)
BRC	13	0	0	13	(4)	(3)	0	(7)	6	0	6
CBK	53	0	0	53	(2)	(5)	0	(7)	46	0	46
GLM	12	98	0	110	(32)	(100)	0	(132)	(22)	126	104
JPM	227	0	0	227	(54)	(18)	0	(72)	155	0	155
MYC	0	158	0	158	0	(77)	(81)	(158)	0	66	66
MYI	8	0	0	8	(6)	0	0	(6)	2	(10)	(8)
RBC	0	0	0	0	0	0	0	0	0	251	251
SCX	422	0	0	422	(101)	0	0	(101)	321	(270)	51
TOR	0	0	0	0	(155)	0	0	(155)	(155)	0	(155)
UAG	271	0	0	271	(26)	0	0	(26)	245	(280)	(35)

Total Over the Counter	$1,017	$256	$0	$1,273	$(421)	$(215)	$(81)	$(717)

(m)

Securities with an aggregate market value of $454 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	1	0	0	133	134

	$0	$1	$0	$0	$139	$140

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,017	$0	$1,017
Purchased Options	0	0	0	0	256	256

	$0	$0	$0	$1,017	$256	$1,273

	$0	$1	$0	$1,017	$395	$1,413

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$67	$67
Futures	0	0	0	0	83	83
Swap Agreements	0	0	0	0	109	109

	$0	$0	$0	$0	$259	$259

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$421	$0	$421
Written Options	0	0	0	0	215	215
Swap Agreements	0	81	0	0	0	81

	$0	$81	$0	$421	$215	$717

	$0	$81	$0	$421	$474	$976

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$61	$61
Futures	0	0	0	0	977	977
Swap Agreements	0	8	0	0	(27)	(19)

	$0	$8	$0	$0	$1,011	$1,019

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,283)	$0	$(1,283)
Purchased Options	0	0	0	0	(19)	(19)
Written Options	0	0	0	0	141	141
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$(1,283)	$122	$(1,151)

	$0	$18	$0	$(1,283)	$1,133	$(132)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(25)	$(25)
Futures	0	0	0	0	1,661	1,661
Swap Agreements	0	16	0	0	382	398

	$0	$16	$0	$0	$2,018	$2,034

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,313	$0	$1,313
Purchased Options	0	0	0	0	47	47
Written Options	0	0	0	0	(51)	(51)
Swap Agreements	0	19	0	0	0	19

	$0	$19	$0	$1,313	$(4)	$1,328

	$0	$35	$0	$1,313	$2,014	$3,362

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$995	$0	$995
Corporate Bonds & Notes
Banking & Finance	0	46,057	0	46,057
Industrials	0	16,642	0	16,642
Utilities	0	6,564	0	6,564
U.S. Government Agencies	0	99,209	0	99,209
U.S. Treasury Obligations	0	22,686	0	22,686
Non-Agency Mortgage-Backed Securities	0	43,055	151	43,206
Asset-Backed Securities	0	23,394	54	23,448
Sovereign Issues	0	3,294	0	3,294
Preferred Securities
Banking & Finance	0	481	0	481
Short-Term Instruments
Repurchase Agreements	0	3,900	0	3,900
U.S. Treasury Bills	0	283	0	283

Total Investments	$0	$266,560	$205	$266,765

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,580)	$0	$(1,580)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	135	0	140
Over the counter	0	1,273	0	1,273

	$5	$1,408	$0	$1,413

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(240)	0	(245)
Over the counter	0	(717)	0	(717)

	$(5)	$(957)	$0	$(962)

Total Financial Derivative Instruments	$0	$451	$0	$451

Totals	$0	$265,431	$205	$265,636

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Schedule of Investments	PIMCO High Yield Spectrum Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%

American Airlines, Inc.
10.338% due 04/20/2028		$380	$392

Amsurg
TBD% due 04/28/2028 «		124	94
16.394% due 04/29/2027		319	380

AmSurg LLC
0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		89	89

Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK)
18.000% due 08/02/2027 (b)		407	400

Diamond Sports Group LLC
TBD% - 15.412% due 05/25/2026		222	115

Incora
TBD% - 13.917% due 03/01/2024 «		161	167

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		508	507

Lifepoint Health, Inc.
TBD% due 11/16/2023		300	291

SBA Senior Finance LLC
7.170% due 04/11/2025		1,340	1,341

Softbank Vision Fund
5.000% due 12/21/2025 «		925	865

Total Loan Participations and Assignments (Cost $4,867)			4,641

CORPORATE BONDS & NOTES 84.9%

BANKING & FINANCE 12.3%

Agps Bondco PLC
4.625% due 01/14/2026 ^(c)	EUR	600	266
5.500% due 11/13/2026 ^(c)		300	128

Allied Universal Holdco LLC
3.625% due 06/01/2028		1,000	875
6.000% due 06/01/2029		$100	75

Ally Financial, Inc.
8.000% due 11/01/2031		100	101

Armor Holdco, Inc.
8.500% due 11/15/2029		600	523

Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	950	899
8.000% due 01/22/2030 •		450	453
10.500% due 07/23/2029		200	214

Barclays PLC
8.000% due 03/15/2029 •(g)(h)		$700	630

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		400	368

Burford Capital Global Finance LLC
6.875% due 04/15/2030		850	782

CTR Partnership LP
3.875% due 06/30/2028		200	171

Curo Group Holdings Corp.
7.500% due 08/01/2028		1,000	402

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		500	426
4.000% due 11/13/2030		650	543
4.125% due 08/17/2027		1,100	1,003
4.271% due 01/09/2027		1,800	1,664
4.503% due 12/01/2024 •	EUR	2,250	2,371

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		$1,350	1,225

Freedom Mortgage Corp.
6.625% due 01/15/2027		600	528
12.000% due 10/01/2028		300	305

Getty Images, Inc.
9.750% due 03/01/2027		500	500

Greystar Real Estate Partners LLC
7.750% due 09/01/2030		300	297

GTCR W-2 Merger Sub LLC
8.500% due 01/15/2031 (a)	GBP	850	1,062

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Howard Hughes Corp.
4.125% due 02/01/2029		$500	$400
5.375% due 08/01/2028		225	199

Icahn Enterprises LP
5.250% due 05/15/2027		300	264

Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(g)(h)		400	376

Intrum AB
3.500% due 07/15/2026	EUR	500	420

Jefferies Finance LLC
5.000% due 08/15/2028		$600	506

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029		600	485

LeasePlan Corp. NV
7.375% due 05/29/2024 •(g)(h)	EUR	600	630

LFS Topco LLC
5.875% due 10/15/2026		$500	429

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		200	119

Lloyds Banking Group PLC
7.500% due 06/27/2024 •(g)(h)		1,500	1,465

Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	388
6.500% due 05/01/2028		450	389

MPT Operating Partnership LP
0.993% due 10/15/2026	EUR	775	584

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		$400	325

Navient Corp.
9.375% due 07/25/2030		250	247

Nexi SpA
2.125% due 04/30/2029 (k)	EUR	700	616

OneMain Finance Corp.
4.000% due 09/15/2030		$500	376
5.375% due 11/15/2029		750	629
6.875% due 03/15/2025		500	496
7.125% due 03/15/2026		500	490

Park Intermediate Holdings LLC
4.875% due 05/15/2029		500	424

Paysafe Finance PLC
3.000% due 06/15/2029	EUR	400	343

PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	952
5.750% due 09/15/2031		300	246

PRA Group, Inc.
5.000% due 10/01/2029		1,000	761

RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	858

RLJ Lodging Trust LP
4.000% due 09/15/2029		600	492

Rocket Mortgage LLC
4.000% due 10/15/2033		1,000	757

SBA Communications Corp.
3.125% due 02/01/2029		600	501

SLM Corp.
3.125% due 11/02/2026		1,000	868

UniCredit SpA
5.459% due 06/30/2035 •		1,000	839

UPC Broadband Finco BV
4.875% due 07/15/2031		400	325

USI, Inc.
6.875% due 05/01/2025		550	546

ZF Finance GmbH
2.750% due 05/25/2027	EUR	1,100	1,041

			34,597

INDUSTRIALS 67.8%

Adient Global Holdings Ltd.
3.500% due 08/15/2024		75	78
7.000% due 04/15/2028		$450	447

ADT Security Corp.
4.875% due 07/15/2032		400	335

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		$700	$604

Ahead DB Holdings LLC
6.625% due 05/01/2028		750	635

Air Canada
3.875% due 08/15/2026		800	727

Albertsons Cos., Inc.
3.500% due 03/15/2029		500	427

Albion Financing SARL
6.125% due 10/15/2026		450	426

Allegiant Travel Co.
7.250% due 08/15/2027		1,000	943

Allison Transmission, Inc.
3.750% due 01/30/2031		200	162

Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029		500	507

Altice Financing SA
3.000% due 01/15/2028	EUR	500	447
5.750% due 08/15/2029		$750	616

Altice France Holding SA
6.000% due 02/15/2028		1,000	496
8.000% due 05/15/2027	EUR	500	306

Altice France SA
4.000% due 07/15/2029		350	268
5.125% due 01/15/2029		$500	356
5.500% due 01/15/2028		800	617
8.125% due 02/01/2027		350	311

AMC Networks, Inc.
4.250% due 02/15/2029		500	307

American Airlines, Inc.
5.500% due 04/20/2026		1,558	1,523
5.750% due 04/20/2029		800	745

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		300	266

Apache Corp.
4.875% due 11/15/2027		1,000	937

Arches Buyer, Inc.
6.125% due 12/01/2028		550	447

Ardagh Packaging Finance PLC
2.125% due 08/15/2026	EUR	1,200	1,128

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		$400	360

Ashland Services BV
2.000% due 01/30/2028	EUR	1,000	899

ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		$150	107
7.500% due 09/30/2029		100	54

At Home Group, Inc.
4.875% due 07/15/2028		200	85

AthenaHealth Group, Inc.
6.500% due 02/15/2030		400	335

Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	487
3.875% due 11/01/2029		$500	428

Axalta Coating Systems Dutch Holding B BV
3.750% due 01/15/2025	EUR	750	783

B&G Foods, Inc.
5.250% due 04/01/2025		$300	295

B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	898
4.000% due 10/15/2030		1,950	1,623

Ball Corp.
2.875% due 08/15/2030		500	397

Bath & Body Works, Inc.
6.875% due 11/01/2035		350	313

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		700	703

Bausch Health Cos., Inc.
5.000% due 01/30/2028		300	123
5.500% due 11/01/2025		1,000	887
11.000% due 09/30/2028		289	197
14.000% due 10/15/2030		57	34

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BC Ltd.
9.000% due 01/30/2028		$163	$161

BCP Modular Services Finance PLC
6.750% due 11/30/2029	EUR	800	615

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$1,025	975

Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		500	467

Bellis Acquisition Co. PLC
3.250% due 02/16/2026	GBP	1,050	1,117

Block, Inc.
3.500% due 06/01/2031		$425	334

Boels Topholding BV
6.250% due 02/15/2029	EUR	700	740

Boise Cascade Co.
4.875% due 07/01/2030		$850	743

Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	250	263

Buckeye Partners LP
4.500% due 03/01/2028		$500	439

Builders FirstSource, Inc.
5.000% due 03/01/2030		500	446
6.375% due 06/15/2032		500	471

CAB SELAS
3.375% due 02/01/2028	EUR	400	354

Cable One, Inc.
4.000% due 11/15/2030		$450	343

Cablevision Lightpath LLC
5.625% due 09/15/2028		750	577

Caesars Entertainment, Inc.
6.250% due 07/01/2025		1,000	987

Camelot Finance SA
4.500% due 11/01/2026		550	508

Carnival Corp.
4.000% due 08/01/2028		500	434
7.000% due 08/15/2029		500	494
7.625% due 03/01/2026		650	633
7.625% due 03/01/2026	EUR	400	417

Carnival PLC
1.000% due 10/28/2029		600	407

Carvana Co. (12.000% PIK)
12.000% due 12/01/2028 (b)		$203	160

Carvana Co. (13.000% PIK)
13.000% due 06/01/2030 (b)		306	239

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		361	283

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	1,200	1,066

CB High Ridge
8.875% due 03/15/2025 «		$1,750	29

CCO Holdings LLC
4.500% due 08/15/2030		1,000	822
4.500% due 05/01/2032		1,500	1,179
4.500% due 06/01/2033		1,000	766
5.000% due 02/01/2028		300	273
5.125% due 05/01/2027		2,000	1,866

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		250	241

CDI Escrow Issuer, Inc.
5.750% due 04/01/2030		600	543

Cellnex Finance Co. SA
2.000% due 02/15/2033	EUR	1,400	1,145
3.875% due 07/07/2041		$500	347

Central Parent LLC
8.000% due 06/15/2029		500	499

Cerba Healthcare SACA
3.500% due 05/31/2028	EUR	500	440

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028		900	870
7.500% due 05/15/2030		300	318

Chesapeake Energy Corp.
5.500% due 02/01/2026		$500	484
6.750% due 04/15/2029		600	588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chobani LLC
7.500% due 04/15/2025		$100	$99

Chrome Holdco SAS
5.000% due 05/31/2029	EUR	200	161

Churchill Downs, Inc.
6.750% due 05/01/2031		$300	284

Cinemark USA, Inc.
5.250% due 07/15/2028		200	178
5.875% due 03/15/2026		300	288

Cirsa Finance International SARL
4.500% due 03/15/2027	EUR	1,000	977
8.185% (EUR003M + 4.500%) due 07/31/2028 ~		300	319

Clarios Global LP
4.375% due 05/15/2026		1,500	1,528
6.750% due 05/15/2028		$350	342

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	433
4.875% due 07/01/2029		500	427

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		300	240

Cloud Software Group, Inc.
6.500% due 03/31/2029		650	575
9.000% due 09/30/2029		700	609

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030		850	730

CommScope Technologies LLC
5.000% due 03/15/2027		375	213

CommScope, Inc.
4.750% due 09/01/2029		650	479
7.125% due 07/01/2028		850	510

Community Health Systems, Inc.
4.750% due 02/15/2031		800	567
5.625% due 03/15/2027		400	344
6.875% due 04/01/2028		750	400
6.875% due 04/15/2029		450	240
8.000% due 03/15/2026		500	477

Comstock Resources, Inc.
6.750% due 03/01/2029		500	461

Consolidated Communications, Inc.
5.000% due 10/01/2028		275	205

Coty, Inc.
4.750% due 01/15/2029		300	271
5.000% due 04/15/2026		1,000	962

CQP Holdco LP
5.500% due 06/15/2031		700	621

CSC Holdings LLC
6.500% due 02/01/2029		1,100	913
7.500% due 04/01/2028		400	260

Ctec GmbH
5.250% due 02/15/2030	EUR	300	264

DaVita, Inc.
4.625% due 06/01/2030		$400	329

Deuce Finco PLC
5.500% due 06/15/2027	GBP	600	645

Diamond Foreign Asset Co.
8.500% due 10/01/2030		$800	801

Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)		1,250	28
6.625% due 08/15/2027 ^(c)		500	10

Directv Financing LLC
5.875% due 08/15/2027		1,700	1,505

DISH DBS Corp.
5.125% due 06/01/2029		100	56
5.250% due 12/01/2026		1,400	1,192
5.875% due 11/15/2024		300	280
7.375% due 07/01/2028		200	126
7.750% due 07/01/2026		500	376

DT Midstream, Inc.
4.125% due 06/15/2029		800	693
4.375% due 06/15/2031		500	421

Dufry One BV
2.000% due 02/15/2027	EUR	200	187
3.375% due 04/15/2028		1,500	1,422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elanco Animal Health, Inc.
6.650% due 08/28/2028		$600	$585

Embecta Corp.
5.000% due 02/15/2030		1,000	781

Endo Dac
6.000% due 06/30/2028 ^(c)		982	71

EnLink Midstream LLC
5.625% due 01/15/2028		500	473
6.500% due 09/01/2030		600	583

EnLink Midstream Partners LP
4.850% due 07/15/2026		500	471

EQM Midstream Partners LP
4.000% due 08/01/2024		1,000	976
4.750% due 01/15/2031		500	431
7.500% due 06/01/2030		300	302

Eramet SA
7.000% due 05/22/2028	EUR	300	310

Fertitta Entertainment LLC
6.750% due 01/15/2030		$750	612

First Student Bidco, Inc.
4.000% due 07/31/2029		1,000	847

Forward Air Corp.
9.500% due 10/15/2031 (a)		725	725

Foundation Building Materials, Inc.
6.000% due 03/01/2029		750	625

Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	341
6.750% due 05/01/2029		250	193

Gap, Inc.
3.625% due 10/01/2029		500	371

Garda World Security Corp.
4.625% due 02/15/2027		750	687
6.000% due 06/01/2029		400	328

Gartner, Inc.
3.750% due 10/01/2030		600	504

Global Medical Response, Inc.
6.500% due 10/01/2025		100	68

GoTo Group, Inc.
5.500% due 09/01/2027		325	181

Graham Packaging Co., Inc.
7.125% due 08/15/2028		500	420

Graphic Packaging International LLC
3.500% due 03/15/2028		700	615

Grifols SA
2.250% due 11/15/2027	EUR	300	280
3.875% due 10/15/2028		1,200	1,079

Heartland Dental LLC
8.500% due 05/01/2026		$450	425

Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	536
4.125% due 09/01/2029 þ		200	198

Hess Midstream Operations LP
5.500% due 10/15/2030		$300	273

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	484
3.750% due 05/01/2029		375	325

Hilton Grand Vacations Borrower Escrow LLC
5.000% due 06/01/2029		625	543

Hologic, Inc.
3.250% due 02/15/2029		700	592

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		500	475
8.875% due 07/15/2028		550	555

iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	766
6.375% due 05/01/2026		250	216

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		1,250	1,146

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		500	452

Illuminate Buyer LLC
9.000% due 07/01/2028		400	378

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	85

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IMA Industria Macchine Automatiche SpA
3.750% due 01/15/2028	EUR	300	$282

Imola Merger Corp.
4.750% due 05/15/2029		$800	702

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	375	362

INEOS Styrolution Group GmbH
2.250% due 01/16/2027		300	276

Innophos Holdings, Inc.
9.375% due 02/15/2028		$650	624

Installed Building Products, Inc.
5.750% due 02/01/2028		800	737

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		2,109	1,876

IQVIA, Inc.
2.250% due 01/15/2028	EUR	1,500	1,394

Italmatch Chemicals SpA
10.000% due 02/06/2028		500	517

Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028 (k)		550	511

Jazz Securities DAC
4.375% due 01/15/2029		$300	262

JELD-WEN, Inc.
4.875% due 12/15/2027		100	88

LABL, Inc.
6.750% due 07/15/2026		1,000	970
10.500% due 07/15/2027		300	282

Lamar Media Corp.
4.000% due 02/15/2030		400	339

Las Vegas Sands Corp.
3.500% due 08/18/2026		500	455
3.900% due 08/08/2029		750	641

Legacy LifePoint Health LLC
4.375% due 02/15/2027		400	344

Level 3 Financing, Inc.
3.750% due 07/15/2029		700	392

LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK)
7.250% due 10/02/2025 (b)	EUR	104	108

LifePoint Health, Inc.
5.375% due 01/15/2029		$500	350

Light & Wonder International, Inc.
7.500% due 09/01/2031		350	346

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,250	1,106

Loarre Investments SARL
6.500% due 05/15/2029	EUR	500	495

Loxam SAS
4.500% due 02/15/2027		700	702

Madison IAQ LLC
5.875% due 06/30/2029		$200	161

MajorDrive Holdings LLC
6.375% due 06/01/2029		150	124

Manitowoc Co., Inc.
9.000% due 04/01/2026		450	449

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	500	457

Marks & Spencer PLC
3.750% due 05/19/2026	GBP	500	573

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		$400	336

Masonite International Corp.
5.375% due 02/01/2028		500	466

Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026		400	386
9.250% due 04/15/2027		400	350

McAfee Corp.
7.375% due 02/15/2030		700	587

Medline Borrower LP
3.875% due 04/01/2029		1,250	1,058
5.250% due 10/01/2029		750	649

MGM Resorts International
4.625% due 09/01/2026		500	467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Midwest Gaming Borrower LLC
4.875% due 05/01/2029		$500	$426

MPH Acquisition Holdings LLC
5.750% due 11/01/2028		650	489

Mundys SpA
1.625% due 02/03/2025	EUR	500	507
1.875% due 07/13/2027		1,000	947
1.875% due 02/12/2028		200	183

Murphy Oil USA, Inc.
3.750% due 02/15/2031		$400	327

NCL Corp. Ltd.
5.875% due 03/15/2026		875	809
8.375% due 02/01/2028		500	508

NCR Atleos Escrow Corp.
9.500% due 04/01/2029		250	242

NCR Corp.
5.250% due 10/01/2030		200	173
5.750% due 09/01/2027		500	504

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029		300	272

Nesco Holdings, Inc.
5.500% due 04/15/2029		250	220

Newell Brands, Inc.
6.375% due 04/01/2036		300	247
6.500% due 04/01/2046		100	74

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029		750	565

Nidda BondCo GmbH
5.000% due 09/30/2025	EUR	350	369

Nidda Healthcare Holding GmbH
7.500% due 08/21/2026		1,250	1,334

Noble Finance LLC
8.000% due 04/15/2030		$350	355

Northriver Midstream Finance LP
5.625% due 02/15/2026		500	477

Novelis Corp.
3.250% due 11/15/2026		450	402

NuStar Logistics LP
5.750% due 10/01/2025		250	243
6.375% due 10/01/2030		500	474

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		750	612
5.375% due 10/01/2029 (k)	EUR	500	396

Open Text Holdings, Inc.
4.125% due 12/01/2031		$550	439

Organon & Co.
2.875% due 04/30/2028	EUR	2,250	2,054

Owens & Minor, Inc.
4.500% due 03/31/2029		$500	412

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027		875	778

Park River Holdings, Inc.
5.625% due 02/01/2029		100	76

Parkland Corp.
4.625% due 05/01/2030		500	427

PDC Energy, Inc.
5.750% due 05/15/2026		500	499

Pediatrix Medical Group, Inc.
5.375% due 02/15/2030		400	353

Performance Food Group, Inc.
4.250% due 08/01/2029		600	519

Permian Resources Operating LLC
5.375% due 01/15/2026		1,000	958

Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		1,000	965
4.900% due 12/15/2044		400	297

PetSmart, Inc.
7.750% due 02/15/2029		600	560

PEU Fin PLC
7.250% due 07/01/2028	EUR	100	101

Pinnacle Bidco PLC
5.500% due 02/15/2025		500	535
8.250% due 10/11/2028 (a)		700	739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Post Holdings, Inc.
4.625% due 04/15/2030		$500	$429

Presidio Holdings, Inc.
8.250% due 02/01/2028		750	718

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		200	185

Prime Security Services Borrower LLC
6.250% due 01/15/2028		750	695

Q-Park Holding BV
2.000% due 03/01/2027	EUR	1,000	915

Radiate Holdco LLC
6.500% due 09/15/2028		$400	211

Radiology Partners, Inc.
9.250% due 02/01/2028		150	59

Resorts World Las Vegas LLC
4.625% due 04/16/2029		300	240

Ritchie Bros Holdings, Inc.
7.750% due 03/15/2031		500	508

Rockcliff Energy LLC
5.500% due 10/15/2029		750	676

Rockies Express Pipeline LLC
4.800% due 05/15/2030		600	518

Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	516
4.625% due 02/16/2026		450	471

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$500	459
5.375% due 07/15/2027		500	463
7.500% due 10/15/2027		750	749

Sabre Global, Inc.
11.250% due 12/15/2027		200	184

Scientific Games Holdings LP
6.625% due 03/01/2030		400	346

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		500	442

SCIL USA Holdings LLC
9.500% due 07/15/2028	EUR	300	324

Scripps Escrow, Inc.
3.875% due 01/15/2029		$600	452

Seadrill Finance Ltd.
8.375% due 08/01/2030		1,500	1,529

Seagate HDD Cayman
4.125% due 01/15/2031		253	201
5.750% due 12/01/2034		200	169
9.625% due 12/01/2032		358	386

Sealed Air Corp.
6.125% due 02/01/2028		300	291

Sensata Technologies BV
4.000% due 04/15/2029		1,000	862

Sensata Technologies, Inc.
3.750% due 02/15/2031		400	324

Sigma Holdco BV
7.875% due 05/15/2026		200	168

Simmons Foods, Inc.
4.625% due 03/01/2029		400	329

Sirius XM Radio, Inc.
3.125% due 09/01/2026		925	825
3.875% due 09/01/2031		400	303

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028 (a)		500	502

SM Energy Co.
6.750% due 09/15/2026		250	246

Southwestern Energy Co.
5.700% due 01/23/2025		1,000	986

Spectrum Brands, Inc.
4.000% due 10/01/2026	EUR	500	510

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		$500	390
7.500% due 04/15/2025		1,000	982
9.375% due 11/30/2029		400	408

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025		400	400

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SRS Distribution, Inc.
4.625% due 07/01/2028		$400	$346
6.000% due 12/01/2029		550	463

Stagwell Global LLC
5.625% due 08/15/2029		800	647

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	468
3.375% due 01/15/2031		$1,000	774
5.000% due 02/15/2027		1,000	928

Star Parent, Inc.
9.000% due 10/01/2030		400	405

Station Casinos LLC
4.625% due 12/01/2031		350	280

Studio City Finance Ltd.
5.000% due 01/15/2029		200	151

Suburban Propane Partners LP
5.000% due 06/01/2031		400	334

Summer BC Holdco B SARL
5.750% due 10/31/2026	EUR	250	243

Surgery Center Holdings, Inc.
10.000% due 04/15/2027		$587	594

TEGNA, Inc.
5.000% due 09/15/2029		1,000	841

Tenet Healthcare Corp.
4.250% due 06/01/2029		1,000	862
6.875% due 11/15/2031		500	480

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	1,200	1,152

TopBuild Corp.
3.625% due 03/15/2029		$1,000	853

TransDigm, Inc.
4.625% due 01/15/2029		300	262
5.500% due 11/15/2027		2,000	1,875
6.750% due 08/15/2028		400	394
6.875% due 12/15/2030		475	466

Transocean Aquila Ltd.
8.000% due 09/30/2028 (a)		500	500

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		500	509

Transocean, Inc.
8.750% due 02/15/2030		475	486

Travel & Leisure Co.
6.625% due 07/31/2026		1,000	974

Trident TPI Holdings, Inc.
12.750% due 12/31/2028		300	314

TriNet Group, Inc.
7.125% due 08/15/2031		600	595

Triton Water Holdings, Inc.
6.250% due 04/01/2029		300	246

Triumph Group, Inc.
7.750% due 08/15/2025		750	713
9.000% due 03/15/2028		500	495

Twilio, Inc.
3.875% due 03/15/2031		250	204

U.S. Acute Care Solutions LLC
6.375% due 03/01/2026		800	689

U.S. Foods, Inc.
7.250% due 01/15/2032		300	300

U.S. Renal Care, Inc.
10.625% due 06/28/2028		210	141

Uber Technologies, Inc.
4.500% due 08/15/2029		375	336

United Airlines, Inc.
4.375% due 04/15/2026		800	741
4.625% due 04/15/2029		900	775

United Group BV
5.250% due 02/01/2030	EUR	500	438

Univision Communications, Inc.
4.500% due 05/01/2029		$500	408

Valaris Ltd.
8.375% due 04/30/2030		1,100	1,102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vallourec SACA
8.500% due 06/30/2026	EUR	200	$212

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		$1,250	972
4.125% due 08/15/2031		250	205

Venture Global LNG, Inc.
8.125% due 06/01/2028		800	793
8.375% due 06/01/2031		1,200	1,181

Verisure Holding AB
3.250% due 02/15/2027	EUR	600	572

Veritas U.S., Inc.
7.500% due 09/01/2025		$450	377

Vertiv Group Corp.
4.125% due 11/15/2028		800	704

Viavi Solutions, Inc.
3.750% due 10/01/2029		750	610

Viking Cruises Ltd.
5.875% due 09/15/2027		400	365

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,250	1,226

Virgin Media Vendor Financing Notes DAC
4.875% due 07/15/2028		500	509

Vital Energy, Inc.
9.750% due 10/15/2030		$300	307

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,000	869
4.500% due 07/15/2031	GBP	500	480

VOC Escrow Ltd.
5.000% due 02/15/2028		$500	455

VZ Secured Financing BV
5.000% due 01/15/2032		300	236

Waste Pro USA, Inc.
5.500% due 02/15/2026		450	421

Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK)
10.500% due 11/15/2026 ^(b)(c)		658	599

Western Digital Corp.
3.100% due 02/01/2032		200	147

White Cap Buyer LLC
6.875% due 10/15/2028		400	354

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (b)		750	725

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	1,250	1,031
3.750% due 12/01/2029		$1,000	841

Wp/ap Telecom Holdings BV
5.500% due 01/15/2030	EUR	200	173

WR Grace Holdings LLC
5.625% due 08/15/2029		$200	162

Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	931
5.500% due 03/01/2025		42	41

Wynn Resorts Finance LLC
5.125% due 10/01/2029		500	438

Yum! Brands, Inc.
5.375% due 04/01/2032		300	275
6.875% due 11/15/2037		350	356

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	186

ZF North America Capital, Inc.
6.875% due 04/14/2028		200	196

ZipRecruiter, Inc.
5.000% due 01/15/2030		500	393

			190,411

UTILITIES 4.8%

Antero Midstream Partners LP
5.375% due 06/15/2029		700	642

Calpine Corp.
3.750% due 03/01/2031		400	323

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,350	1,067

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crestwood Midstream Partners LP
7.375% due 02/01/2031		$300	$306

CrownRock LP
5.000% due 05/01/2029		500	469

Diamond Offshore Drilling, Inc.
9.000% due 12/21/2026 «		11	11

Electricite de France SA
2.625% due 12/01/2027 •(g)	EUR	1,000	871
7.500% due 09/06/2028 •(g)		600	647
9.125% due 03/15/2033 •(g)		$500	522

Endeavor Energy Resources LP
5.750% due 01/30/2028		500	483

EP Infrastructure AS
2.045% due 10/09/2028	EUR	600	518

FirstEnergy Corp.
5.100% due 07/15/2047		$500	425

Genesis Energy LP
7.750% due 02/01/2028		400	380
8.875% due 04/15/2030		300	293

Kaixo Bondco Telecom SA
5.125% due 09/30/2029	EUR	500	466

Lorca Telecom Bondco SA
4.000% due 09/18/2027		1,000	985

Lumen Technologies, Inc.
4.000% due 02/15/2027		$300	198

Tallgrass Energy Partners LP
6.000% due 12/31/2030		500	442

Telecom Italia Capital SA
6.375% due 11/15/2033		1,400	1,215

Telecom Italia SpA
6.875% due 02/15/2028	EUR	800	853
7.875% due 07/31/2028		800	877

TerraForm Power Operating LLC
5.000% due 01/31/2028		$300	273

TransAlta Corp.
6.500% due 03/15/2040		100	94

Vodafone Group PLC
5.125% due 06/04/2081 •		400	272
7.000% due 04/04/2079 •		950	944

			13,576

Total Corporate Bonds & Notes (Cost $267,980)			238,584

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Notes
1.750% due 03/15/2025 (m)		6,600	6,277
3.625% due 05/31/2028		400	384
4.375% due 08/31/2028		2,300	2,277
4.625% due 03/15/2026		5,500	5,462

Total U.S. Treasury Obligations (Cost $14,634)			14,400

SOVEREIGN ISSUES 1.1%

Republic of Germany
1.300% due 10/15/2027	EUR	2,700	2,694

United Kingdom Gilt
0.250% due 07/31/2031	GBP	500	447

Total Sovereign Issues (Cost $3,428)			3,141

		SHARES
COMMON STOCKS 0.8%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)		51,501	81

iHeartMedia, Inc. ‘A’ (d)		11,879	38

iHeartMedia, Inc. ‘B’ «(d)		9,227	26

			145

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (d)	294,527	$0

ENERGY 0.0%

CHC Group LLC «(d)	3,887	0

FINANCIALS 0.2%

ADLER Group SA «(d)	4,692	2

DB Investors, Inc. «(d)(i)	13	0

Intelsat Emergence SA «(d)(i)	28,420	762

		764

INDUSTRIALS 0.5%

Healogics, Inc. «(d)	44,931	1,431

REAL ESTATE 0.0%

ADLER Group SA	10,389	5

Total Common Stocks (Cost $8,173)		2,345

RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)	2,974	28

Total Rights (Cost $0)		28

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%

Revlon Group Holdings LLC - Exp. 04/28/2028 «	3,087	$0

FINANCIALS 0.0%

DB Investors, Inc. - Exp. 01/18/2024 «(i)	50	0

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	2,974	28

Total Warrants (Cost $200)		28

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Dresdner Funding Trust
8.151% due 06/30/2031	300,000	320

Total Preferred Securities (Cost $323)		320

SHORT-TERM INSTRUMENTS 5.4%

REPURCHASE AGREEMENTS (j) 0.2%
		630

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 5.2%
5.403% due 10/17/2023 - 11/21/2023 (a)(e)(f)	$14,717	$14,658

Total Short-Term Instruments (Cost $15,288)		15,288

Total Investments in Securities (Cost $314,893)		278,775

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	13,667	133

Total Short-Term Instruments (Cost $132)		133

Total Investments in Affiliates (Cost $132)		133

Total Investments 99.2% (Cost $315,025)		$278,908

Financial Derivative Instruments (l)(n) 0.5% (Cost or Premiums, net $409)		1,341

Other Assets and Liabilities, net 0.3%		797

Net Assets 100.0%		$281,046

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DB Investors, Inc.	06/28/2019	$0	$0	0.00%
DB Investors, Inc. - Exp. 01/18/2024	06/28/2019	0	0	0.00
Intelsat Emergence SA	09/11/2013 - 07/03/2023	2,215	762	0.27

		$2,215	$762	0.27%

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$630	U.S. Treasury Notes 5.000% due 08/31/2025	$(643)	$630	$630

Total Repurchase Agreements						$(643)	$630	$630

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	2.500%	09/22/2023	TBD	(3)	EUR (254)	$(269)
JML	0.500	05/10/2023	TBD	(3)	(464)	(490)
MYI	2.500	05/10/2023	TBD	(3)	(370)	(395)

Total Reverse Repurchase Agreements						$(1,154)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(269)	$0	$(269)	$264	$(5)
FICC	630	0	0	630	(643)	(13)
JML	0	(490)	0	(490)	511	21
MYI	0	(395)	0	(395)	396	1

Total Borrowings and Other Financing Transactions	$630	$(1,154)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,154)	$(1,154)

Total Borrowings	$0	$0	$0	$(1,154)	$(1,154)

Payable for reverse repurchase agreements					$(1,154)

(k)	Securities with an aggregate market value of $1,172 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,262) at a weighted average interest rate of 1.420%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	89

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2024	1.732%	$ 300	$6	$6	$12	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.897	800	(6)	38	32	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	4.015	400	13	3	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	2.057	500	50	5	55	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	2.250	550	45	17	62	2	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	3.125	300	(8)	30	22	0	(1)

						$100	$99	$199	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$	10,000	$172	$1	$173	$0	$(23)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		14,700	137	7	144	0	(32)

						$309	$8	$317	$0	$(55)

Total Swap Agreements						$409	$107	$516	$3	$(56)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$5	$5	$0	$0	$(56)	$(56)

(m)

Securities with an aggregate market value of $691 and cash of $2,768 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2023	EUR	2,291		$2,415	$0	$(7)
	10/2023		$51,941	EUR	49,010	0	(126)
	10/2023		5,665	GBP	4,658	18	0
	11/2023	EUR	48,081		$51,014	117	0
	11/2023	GBP	4,658		5,666	0	(18)

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2023		$993	EUR	933	$0	$(6)

DUB	11/2023	EUR	1,760		$1,870	7	0

MBC	10/2023		51,639		55,820	1,225	0
	10/2023		$648	EUR	603	0	(11)

MYI	10/2023		1,176		1,093	0	(21)

UAG	10/2023	GBP	4,658		$5,897	214	0
	10/2023		$558	EUR	531	3	0
	11/2023	EUR	531		$559	0	(3)

Total Forward Foreign Currency Contracts						$1,584	$(192)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$135	$0	$0	$135	$(151)	$0	$0	$(151)	$(16)	$0	$(16)
CBK	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
DUB	7	0	0	7	0	0	0	0	7	0	7
MBC	1,225	0	0	1,225	(11)	0	0	(11)	1,214	(1,490)	(276)
MYI	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
UAG	217	0	0	217	(3)	0	0	(3)	214	0	214

Total Over the Counter	$1,584	$0	$0	$1,584	$(192)	$0	$0	$(192)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$5	$0	$0	$0	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,584	$0	$1,584

	$0	$5	$0	$1,584	$0	$1,589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$56	$0	$0	$0	$56

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$192	$0	$192

	$0	$56	$0	$192	$0	$248

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$932	$0	$0	$(1)	$931

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(462)	$0	$(462)

	$0	$932	$0	$(462)	$(1)	$469

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(212)	$0	$0	$0	$(212)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,541	$0	$2,541

	$0	$(212)	$0	$2,541	$0	$2,329

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$291	$3,135	$1,215	$4,641
Corporate Bonds & Notes
Banking & Finance	0	34,597	0	34,597
Industrials	0	190,382	29	190,411
Utilities	0	13,565	11	13,576
U.S. Treasury Obligations	0	14,400	0	14,400
Sovereign Issues	0	3,141	0	3,141
Common Stocks
Communication Services	119	0	26	145
Financials	0	0	764	764
Industrials	0	0	1,431	1,431
Real Estate	5	0	0	5
Rights
Industrials	0	0	28	28
Warrants
Industrials	0	0	28	28
Preferred Securities
Banking & Finance	0	320	0	320
Short-Term Instruments
Repurchase Agreements	0	630	0	630
U.S. Treasury Bills	0	14,658	0	14,658

	$415	$274,828	$3,532	$278,775

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133	$0	$0	$133

Total Investments	$548	$274,828	$3,532	$278,908

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	1,584	0	1,584

	$0	$1,587	$0	$1,587

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(56)	0	(56)
Over the counter	0	(192)	0	(192)

	$0	$(248)	$0	$(248)

Total Financial Derivative Instruments	$0	$1,339	$0	$1,339

Totals	$548	$276,167	$3,532	$280,247

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,146	$250	$(293)	$0	$0	$18	$94	$0	$1,215	$(1)
Corporate Bonds & Notes
Banking & Finance	471	0	(461)	0	0	(10)	0	0	0	0
Industrials	29	0	(20)	0	20	0	0	0	29	0
Utilities	11	0	0	0	0	0	0	0	11	0
Common Stocks
Communication Services	33	0	0	0	0	(7)	0	0	26	(7)
Financials	695	0	0	0	0	69	0	0	764	69
Industrials	1,835	0	0	0	0	(404)	0	0	1,431	(404)

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Rights
Industrials	$19	$0	$0	$0	$0	$9	$0	$0	$28	$9
Warrants
Industrials	21	0	0	0	0	7	0	0	28	7

Totals	$4,260	$250	$(774)	$0	$20	$(318)	$94	$0	$3,532	$(327)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$94	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
	1,032	Discounted Cash Flow	Discount Rate		9.510-26.560	12.267
	89	Expected Recovery	Recovery Rate		100.000	—
Corporate Bonds & Notes
Industrials	29	Expected Recovery	Price		1.629	—
Utilities	11	Discounted Cash Flow	Discount Rate		10.490	—
Common Stocks
Communication Services	26	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Financials	762	Indicative Market Quotation/ Comparable Companies	Broker Quote/EBITDA Multiple	$/X	22.500/4.000	—
	2	Option Pricing	Volatility		59.400	—
Industrials	1,431	Comparable Companies	EBITDA Multiple	X	9.268	—
Rights
Industrials	28	Discounted Cash Flow	Discount Rate		2.750	—
Warrants
Industrials	28	Discounted Cash Flow	Discount Rate		2.750	—

Total	$3,532

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	93

Schedule of Investments	PIMCO Long-Term Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

AerCap Holdings NV
7.390% due 10/14/2027		$3,600	$3,607

Altice France SA
9.163% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	1,526	1,482

American Airlines, Inc.
10.338% due 04/20/2028		$428	441

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		2,735	2,738

Carnival Corp.
8.327% due 08/08/2027		2,500	2,498

Diamond Sports Group LLC
TBD% - 15.412% due 05/25/2026		868	451

Forward Air Corp.
TBD% due 09/20/2030		3,300	3,228

IQVIA, Inc.
5.858% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	1,059

Qatar National Bank QPSC
6.413% due 10/10/2023 «		$3,700	3,700

Setanta Aircraft Leasing Designated Activity Co.
7.652% (LIBOR03M + 2.000%) due 11/05/2028 ~		4,500	4,504

SkyMiles IP Ltd.
9.076% due 10/20/2027		4,675	4,846

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		1,296	972

Total Loan Participations and Assignments (Cost $30,346)			29,526

CORPORATE BONDS & NOTES 77.4%

BANKING & FINANCE 24.6%

Agree LP
4.800% due 10/01/2032		700	621

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	849
3.375% due 08/15/2031		2,200	1,842
3.550% due 03/15/2052		2,500	1,590
4.000% due 02/01/2050		800	559
4.850% due 04/15/2049		700	548

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(b)(h)		1,200	72

Allstate Corp.
6.500% due 05/15/2067 •		1,400	1,313

Ally Financial, Inc.
6.992% due 06/13/2029 •		2,100	2,056
8.000% due 11/01/2031		2,250	2,274

American Financial Group, Inc.
4.500% due 06/15/2047		7,700	5,729

American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,205
3.625% due 04/15/2032		4,000	3,313
4.250% due 02/15/2028		1,800	1,675
4.900% due 02/15/2029		300	283

American International Group, Inc.
4.750% due 04/01/2048		600	494

American Tower Corp.
1.875% due 10/15/2030		1,300	985
2.950% due 01/15/2051		8,300	4,689
3.100% due 06/15/2050		10,900	6,370
3.700% due 10/15/2049		10,000	6,552
5.550% due 07/15/2033		4,000	3,816
5.650% due 03/15/2033		2,300	2,214

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,233
7.950% due 08/11/2028		1,600	1,592

Arch Capital Finance LLC
5.031% due 12/15/2046		500	417

Arch Capital Group Ltd.
3.635% due 06/30/2050		2,465	1,662

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares Finance Co. LLC
3.250% due 06/15/2030		$1,100	$892
3.650% due 02/01/2052		1,900	1,134

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,614
3.600% due 09/15/2051		1,200	738

Aviation Capital Group LLC
4.875% due 10/01/2025		4,500	4,327

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,000	1,889

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,571

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,011
2.625% due 04/28/2025		1,000	993

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$200	187

Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,613
2.676% due 06/19/2041 •		19,400	12,434
2.972% due 07/21/2052 •		800	484
3.311% due 04/22/2042 •		12,200	8,497
3.946% due 01/23/2049 •		265	196
4.443% due 01/20/2048 •		100	80
5.872% due 09/15/2034 •		6,300	6,134

Bank of America NA
6.000% due 10/15/2036		1,200	1,206

Barclays PLC
5.501% due 08/09/2028 •		2,800	2,692
5.746% due 08/09/2033 •		4,200	3,879
6.224% due 05/09/2034 •		4,400	4,171

Berkshire Hathaway Finance Corp.
4.250% due 01/15/2049		70	57

BGC Partners, Inc.
4.375% due 12/15/2025		600	557
8.000% due 05/25/2028		2,100	2,069

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	190
3.200% due 01/30/2052		10,000	5,985
3.500% due 09/10/2049		2,500	1,561

Blackstone Private Credit Fund
4.700% due 03/24/2025		3,700	3,591

Blackstone Secured Lending Fund
2.850% due 09/30/2028		3,000	2,457

Blue Owl Capital Corp.
2.875% due 06/11/2028		200	165

Blue Owl Finance LLC
4.375% due 02/15/2032		3,700	2,962

BNP Paribas SA
3.132% due 01/20/2033 •		4,200	3,304
8.500% due 08/14/2028 •(g)(h)		4,200	4,119

Brighthouse Financial, Inc.
3.850% due 12/22/2051		2,800	1,653

Brixmor Operating Partnership LP
4.125% due 05/15/2029		1,200	1,070

Brookfield Capital Finance LLC
6.087% due 06/14/2033		1,200	1,167

Brookfield Finance LLC
3.450% due 04/15/2050		2,000	1,219

Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,421
3.625% due 02/15/2052		1,900	1,184

Brookfield Property REIT, Inc.
5.750% due 05/15/2026		700	643

CaixaBank SA
3.625% due 09/14/2028 •(g)(h)	EUR	1,400	997

Capital One Financial Corp.
6.377% due 06/08/2034 •		$3,400	3,211

Carlyle Finance LLC
5.650% due 09/15/2048		3,100	2,553

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	916

CBRE Services, Inc.
5.950% due 08/15/2034		3,100	2,928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CI Financial Corp.
4.100% due 06/15/2051		$1,200	$696

Citigroup, Inc.
3.057% due 01/25/2033 •(i)		2,500	1,977

Commonwealth Bank of Australia
3.784% due 03/14/2032 (h)		1,800	1,458

Constellation Insurance, Inc.
6.800% due 01/24/2030		3,000	2,676

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	835

Corporate Office Properties LP
2.900% due 12/01/2033		1,100	773

Credit Agricole SA
6.316% due 10/03/2029 •(a)		2,700	2,702

Credit Suisse AG
7.500% due 02/15/2028		2,050	2,145

Credit Suisse AG AT1 Claim ^		9,666	1,015

Crown Castle, Inc.
2.100% due 04/01/2031		1,000	764
3.250% due 01/15/2051		900	548
4.300% due 02/15/2029		605	559
4.750% due 05/15/2047		2,650	2,064

CubeSmart LP
2.500% due 02/15/2032		300	228

Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	4,357
3.729% due 01/14/2032 •(i)		2,900	2,160
3.742% due 01/07/2033 •		1,000	718
3.961% due 11/26/2025 •		5,800	5,604

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		4,600	3,478

EPR Properties
3.750% due 08/15/2029		2,450	1,970
4.500% due 06/01/2027		1,167	1,046

Equinix, Inc.
3.000% due 07/15/2050		3,200	1,890
3.400% due 02/15/2052		2,500	1,585

Equitable Holdings, Inc.
4.350% due 04/20/2028		200	186
5.594% due 01/11/2033		5,000	4,741

Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	1,200	1,013

Everest Reinsurance Holdings, Inc.
3.500% due 10/15/2050		$2,000	1,285

Extra Space Storage LP
4.000% due 06/15/2029		1,600	1,436

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		2,500	2,372

Farmers Insurance Exchange
4.747% due 11/01/2057 •		7,000	5,261

Fidelity National Financial, Inc.
3.200% due 09/17/2051		8,100	4,476

FMR LLC
6.450% due 11/15/2039		4,500	4,457

Franklin Resources, Inc.
2.950% due 08/12/2051		900	514

Freedom Mortgage Corp.
8.250% due 04/15/2025		2,383	2,386
12.000% due 10/01/2028		1,500	1,527

FS KKR Capital Corp.
3.125% due 10/12/2028		2,700	2,199

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,000	4,625

GLP Capital LP
4.000% due 01/15/2030		5,000	4,246
5.300% due 01/15/2029		3,600	3,341

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	6,799
4.017% due 10/31/2038 •		5,100	4,018

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		2,000	1,757

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	2,838

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		$3,700	$3,322

High Street Funding Trust
4.682% due 02/15/2048		1,500	1,098

Highwoods Realty LP
3.050% due 02/15/2030		2,600	2,002

Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,823

HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,161
4.041% due 03/13/2028 •		2,100	1,945
5.875% due 09/28/2026 •(g)(h)	GBP	5,178	5,653
6.332% due 03/09/2044 •		$6,200	5,960

Hudson Pacific Properties LP
4.650% due 04/01/2029		900	678
5.950% due 02/15/2028		700	585

Intercontinental Exchange, Inc.
4.250% due 09/21/2048		185	145

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,087
7.750% due 01/11/2027 •(g)(h)	EUR	4,610	4,742

Invesco Finance PLC
5.375% due 11/30/2043		$55	49

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		4,000	2,963

JAB Holdings BV
2.200% due 11/23/2030		1,750	1,336
3.750% due 05/28/2051		750	461
4.500% due 04/08/2052		2,100	1,478

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		2,100	2,029

JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	3,915
3.328% due 04/22/2052 •		18,400	11,969
3.964% due 11/15/2048 •		110	80
5.350% due 06/01/2034 •		5,700	5,409
8.750% due 09/01/2030		275	319

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		6,400	376

Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,325
2.650% due 11/15/2033		1,000	676

KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,200	750
4.850% due 05/17/2032		7,500	6,817

Lazard Group LLC
4.375% due 03/11/2029		209	193

Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,292

Liberty Mutual Group, Inc.
3.951% due 10/15/2050		900	606

Lincoln National Corp.
4.350% due 03/01/2048		3,000	2,092

Lloyds Bank PLC
0.000% due 04/02/2032 þ		4,600	2,766

Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	200	216

Loews Corp.
4.125% due 05/15/2043		$40	31

Manulife Financial Corp.
5.375% due 03/04/2046		7,300	6,748

Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	779
4.350% due 01/30/2047		200	160

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,078
5.672% due 12/01/2052		2,000	1,841

MetLife, Inc.
5.000% due 07/15/2052		500	432

Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		2,200	1,816
5.133% due 07/20/2033 •		5,200	4,873
5.406% due 04/19/2034 •		1,500	1,424
5.441% due 02/22/2034 •		4,000	3,819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		$3,200	$2,477
2.869% due 09/13/2030 •		2,500	2,085
5.669% due 09/13/2033 •		700	670
5.754% due 05/27/2034 •		700	674

Morgan Stanley
0.000% due 04/02/2032 þ(i)		11,300	6,690
2.943% due 01/21/2033 •		4,800	3,782
4.889% due 07/20/2033 •		800	727
5.948% due 01/19/2038 •		1,100	1,029

Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,232
6.100% due 06/28/2063		1,400	1,303

Nationwide Building Society
3.960% due 07/18/2030 •		1,800	1,585

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,026

NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,704
4.600% due 06/28/2031 •(g)(h)(k)		5,200	3,455
4.892% due 05/18/2029 •		5,200	4,866
5.076% due 01/27/2030 •		4,100	3,824
5.125% due 05/12/2027 •(g)(h)	GBP	2,500	2,523

Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	375
4.875% due 04/15/2045		2,700	2,012

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		4,500	4,456

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		3,900	3,488

Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,080
2.679% due 07/16/2030		6,200	4,927
2.999% due 01/22/2032		200	155
5.605% due 07/06/2029		6,500	6,301
6.181% due 01/18/2033		3,000	2,968

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(h)		1,400	1,022

Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	415

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		4,500	4,169

Pacific Life Insurance Co.
9.250% due 06/15/2039		8,800	10,740

Pacific LifeCorp
3.350% due 09/15/2050		700	450

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,150	974

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,043

Physicians Realty LP
3.950% due 01/15/2028		1,900	1,719

Pine Street Trust
5.568% due 02/15/2049		3,800	3,141

Piper Sandler Cos.
5.200% due 10/15/2023		6,000	5,996

Progressive Corp.
4.125% due 04/15/2047		500	393

Prologis LP
3.000% due 04/15/2050		2,223	1,358

Raymond James Financial, Inc.
4.950% due 07/15/2046		25	21

Rayonier LP
2.750% due 05/17/2031		1,200	928

Realty Income Corp.
3.400% due 01/15/2028		2,000	1,823
3.950% due 08/15/2027		1,100	1,032

Regency Centers LP
4.400% due 02/01/2047		1,100	814
4.650% due 03/15/2049		500	383

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,367
2.150% due 09/01/2031		1,500	1,120

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,314
6.750% due 06/24/2024 •(g)(h)	GBP	700	832

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Tower Trust
2.328% due 07/15/2052		$200	$170

Selective Insurance Group, Inc.
5.375% due 03/01/2049		1,700	1,449

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		1,900	1,600

Societe Generale SA
6.221% due 06/15/2033 •		4,600	4,172

Spirit Realty LP
3.200% due 02/15/2031		4,300	3,477
4.450% due 09/15/2026		1,300	1,235

Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	989
3.603% due 01/12/2033 •		3,600	2,768
6.301% due 01/09/2029 •		1,500	1,496

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,100	2,392

Stifel Financial Corp.
4.000% due 05/15/2030		1,100	931

STORE Capital Corp.
2.750% due 11/18/2030		1,400	1,005

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		900	683
5.776% due 07/13/2033		2,600	2,544
5.808% due 09/14/2033		6,700	6,513

SVB Financial Group
4.570% due 04/29/2033 ^(b)		3,200	2,024

Synchrony Financial
2.875% due 10/28/2031		3,800	2,696

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	306
6.850% due 12/16/2039		371	391

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	720	789
5.661% due 10/13/2041		47	53
5.744% due 04/13/2040		91	103

Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	778

Trust Fibra Uno
6.390% due 01/15/2050		900	690
6.950% due 01/30/2044		5,300	4,412

UBS Group AG
3.179% due 02/11/2043 •		1,400	907
3.750% due 03/26/2025		500	481
4.194% due 04/01/2031 •		600	524
4.375% due 02/10/2031 •(g)(h)		3,900	2,804
4.875% due 02/12/2027 •(g)(h)		6,400	5,374
5.959% due 01/12/2034 •		7,200	6,912
6.442% due 08/11/2028 •		10,650	10,645
6.537% due 08/12/2033 •		8,700	8,604

UDR, Inc.
4.400% due 01/26/2029		700	647

UniCredit SpA
5.459% due 06/30/2035 •		1,294	1,086
7.296% due 04/02/2034 •		1,400	1,320
7.830% due 12/04/2023		6,900	6,909

Unum Group
4.500% due 12/15/2049		3,100	2,181

VICI Properties LP
3.875% due 02/15/2029		2,800	2,423
4.500% due 01/15/2028		400	365
5.625% due 05/15/2052		2,000	1,658
5.750% due 02/01/2027		1,900	1,841

Voya Financial, Inc.
4.700% due 01/23/2048 •		500	403
5.700% due 07/15/2043		630	553

WEA Finance LLC
3.750% due 09/17/2024		900	866

Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,681
3.350% due 03/02/2033 •		6,600	5,338
4.611% due 04/25/2053 •		11,300	8,857
4.650% due 11/04/2044		70	55
5.557% due 07/25/2034 •		17,700	16,770

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	95

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Bank NA
6.600% due 01/15/2038		$3,700	$3,754

Welltower OP LLC
4.950% due 09/01/2048		2,950	2,435
5.125% due 03/15/2043		800	647
6.500% due 03/15/2041		925	910

Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,216
6.950% due 10/01/2027		16,922	17,714
7.375% due 03/15/2032		681	741

Willis North America, Inc.
3.875% due 09/15/2049		725	487
5.350% due 05/15/2033		1,500	1,401

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		1,600	9
7.500% due 02/17/2025 ^(b)		300	2

			651,372

INDUSTRIALS 36.2%

7-Eleven, Inc.
2.800% due 02/10/2051		3,000	1,696

AbbVie, Inc.
4.050% due 11/21/2039		2,900	2,374
4.250% due 11/21/2049		21,000	16,641
4.400% due 11/06/2042		2,970	2,471
4.450% due 05/14/2046		7,000	5,726
4.700% due 05/14/2045		900	768
4.750% due 03/15/2045		3,000	2,578
4.850% due 06/15/2044		3,300	2,865

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		1,400	1,214

Activision Blizzard, Inc.
2.500% due 09/15/2050		6,900	4,114

Acushnet Co.
7.375% due 10/15/2028 (a)		300	302

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		1,800	1,324

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		734	550

AEP Transmission Co. LLC
4.250% due 09/15/2048		300	235

Aetna, Inc.
4.125% due 11/15/2042		25	19

Air Canada Pass-Through Trust
3.300% due 07/15/2031		595	522

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,530	1,469

Alcon Finance Corp.
3.800% due 09/23/2049		2,200	1,562

Alibaba Group Holding Ltd.
4.200% due 12/06/2047		6,200	4,340

Altice France SA
3.375% due 01/15/2028	EUR	2,200	1,735

Altria Group, Inc.
3.125% due 06/15/2031		800	721
3.875% due 09/16/2046		$3,200	2,102
5.800% due 02/14/2039		3,300	3,062

Amazon.com, Inc.
2.700% due 06/03/2060		6,400	3,626
4.100% due 04/13/2062		1,200	914

American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,021	1,822
3.375% due 11/01/2028		3,002	2,682
3.575% due 07/15/2029		667	613
3.650% due 02/15/2029		2,777	2,520
4.000% due 01/15/2027		312	296

Amgen, Inc.
2.800% due 08/15/2041		100	65
3.375% due 02/21/2050		10,700	7,013
4.563% due 06/15/2048		2,610	2,102
4.663% due 06/15/2051		5,053	4,094
4.875% due 03/01/2053		5,400	4,496
5.650% due 03/02/2053		6,000	5,620
5.750% due 03/02/2063		4,800	4,432

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	$600	$484

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	9,171
4.900% due 02/01/2046	3,400	2,965

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,381
4.950% due 01/15/2042	5,600	5,094

Apple, Inc.
4.850% due 05/10/2053	14,200	13,019

Aptiv PLC
3.100% due 12/01/2051	3,600	2,061
4.150% due 05/01/2052	1,500	1,045

ArcelorMittal SA
6.800% due 11/29/2032	3,100	3,082

Arrow Electronics, Inc.
2.950% due 02/15/2032	1,500	1,174

Bacardi Ltd.
5.300% due 05/15/2048	3,600	3,110

BAE Systems PLC
3.000% due 09/15/2050	1,800	1,106

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	300	200

BAT Capital Corp.
6.421% due 08/02/2033	7,400	7,198

Bayer U.S. Finance LLC
4.400% due 07/15/2044	6,000	4,504
4.625% due 06/25/2038	1,800	1,482
4.700% due 07/15/2064	75	54
4.875% due 06/25/2048	3,400	2,714

Berry Global, Inc.
1.570% due 01/15/2026	1,400	1,266

Biogen, Inc.
3.250% due 02/15/2051	1,122	698

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,100	1,747

Boeing Co.
3.625% due 02/01/2031	7,900	6,829
3.650% due 03/01/2047	800	528
5.705% due 05/01/2040	6,400	5,909
5.805% due 05/01/2050	7,400	6,707
5.930% due 05/01/2060	7,760	6,977

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	1,500	943

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	900	879

Boston Scientific Corp.
4.700% due 03/01/2049	1,516	1,278

BP Capital Markets America, Inc.
3.060% due 06/17/2041	800	553

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	862
4.250% due 10/26/2049	630	499

British Airways Pass-Through Trust
3.300% due 06/15/2034	3,062	2,642
4.125% due 03/20/2033	2,039	1,807

Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,492
3.137% due 11/15/2035	1,728	1,260
3.187% due 11/15/2036	1,611	1,157
3.419% due 04/15/2033	7,649	6,121
3.469% due 04/15/2034	5,300	4,165
3.500% due 02/15/2041	5,300	3,686
4.150% due 11/15/2030	1,650	1,462
4.300% due 11/15/2032	3,500	3,055
4.926% due 05/15/2037	5,843	5,039

Burlington Northern Santa Fe LLC
4.450% due 01/15/2053	1,002	831
5.200% due 04/15/2054	12,798	11,743

Caesars Entertainment, Inc.
7.000% due 02/15/2030	2,700	2,630

Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	940
3.500% due 05/01/2050	4,234	2,905
6.125% due 09/15/2115	6,470	6,311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carnival Corp.
7.000% due 08/15/2029	$900	$888

CDW LLC
3.569% due 12/01/2031	1,900	1,567

Celeo Redes Operacion Chile SA
5.200% due 06/22/2047	473	425

Cellnex Finance Co. SA
3.875% due 07/07/2041	600	416

Celulosa Arauco y Constitucion SA
5.500% due 11/02/2047	1,000	813

Centene Corp.
4.625% due 12/15/2029	1,900	1,713

CF Industries, Inc.
5.150% due 03/15/2034	3,200	2,946
5.375% due 03/15/2044	2,800	2,398

Champion Path Holdings Ltd.
4.850% due 01/27/2028	2,100	1,701

Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,583
3.700% due 04/01/2051	11,000	6,408
3.850% due 04/01/2061	9,600	5,371
3.900% due 06/01/2052	3,800	2,275
3.950% due 06/30/2062	3,800	2,158
4.400% due 12/01/2061	3,100	1,912
4.800% due 03/01/2050	4,900	3,430
5.250% due 04/01/2053	1,800	1,347
5.375% due 05/01/2047	5,100	3,890
5.750% due 04/01/2048	1,525	1,219

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	973
3.700% due 11/15/2029	6,500	5,770

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,671

Children’s Hospital Corp.
4.115% due 01/01/2047	25	20

Cigna Group
3.875% due 10/15/2047	115	82
4.900% due 12/15/2048	40	34

Cleveland Clinic Foundation
4.858% due 01/01/2114	45	37

Comcast Corp.
2.937% due 11/01/2056	12,149	6,910
3.999% due 11/01/2049	25	19
5.500% due 05/15/2064	3,800	3,462

Conagra Brands, Inc.
5.300% due 11/01/2038	6,500	5,723

Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	955
5.250% due 11/15/2048	3,500	3,107

Continental Resources, Inc.
5.750% due 01/15/2031	2,200	2,068

CoStar Group, Inc.
2.800% due 07/15/2030	800	645

CRH America Finance, Inc.
4.500% due 04/04/2048	3,800	2,918

CRH America, Inc.
5.125% due 05/18/2045	30	26

CSL Finanace PLC Co.
4.625% due 04/27/2042	900	770

CSN Resources SA
4.625% due 06/10/2031	1,900	1,449
5.875% due 04/08/2032	3,900	3,167
7.625% due 04/17/2026	974	975

CSX Corp.
3.800% due 11/01/2046	75	55
4.250% due 11/01/2066	20	15

CVS Health Corp.
4.780% due 03/25/2038	705	607
5.300% due 12/05/2043	6,700	5,854
5.625% due 02/21/2053	8,600	7,738
5.875% due 06/01/2053	3,200	2,962

CVS Pass-Through Trust
4.704% due 01/10/2036	1,297	1,165
7.507% due 01/10/2032	10,397	10,658
8.353% due 07/10/2031	225	239

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Truck Finance North America LLC
2.500% due 12/14/2031	$1,200	$937

Dell International LLC
3.450% due 12/15/2051	6,600	4,117
6.020% due 06/15/2026	782	785
8.100% due 07/15/2036	3,128	3,501

Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,886
4.750% due 10/20/2028	2,600	2,472
7.375% due 01/15/2026	2,262	2,292

Devon Energy Corp.
4.750% due 05/15/2042	2,390	1,902

Discovery Communications LLC
4.000% due 09/15/2055	3,000	1,802

DT Midstream, Inc.
4.300% due 04/15/2032	2,900	2,471

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	1,200	927

Ecopetrol SA
7.375% due 09/18/2043	3,750	3,090

Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,138
4.650% due 01/15/2043	1,435	1,206
4.850% due 08/15/2054	85	68
5.100% due 01/15/2044	500	440
5.125% due 02/15/2053	8,100	7,159

Eli Lilly & Co.
4.950% due 02/27/2063	5,100	4,634

Embotelladora Andina SA
3.950% due 01/21/2050	800	607

Enbridge Energy Partners LP
5.500% due 09/15/2040	500	442

Enbridge, Inc.
4.500% due 06/10/2044	271	209

Energy Transfer LP
5.000% due 05/15/2044	4,857	3,803
5.150% due 03/15/2045	11,100	8,957
5.300% due 04/01/2044	1,400	1,141
5.350% due 05/15/2045	2,465	2,024
6.125% due 12/15/2045	2,819	2,511

Entergy Louisiana LLC
4.200% due 04/01/2050	4,200	3,178

Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,669
4.850% due 03/15/2044	6,579	5,658
4.950% due 10/15/2054	830	703
8.619% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,435

EQM Midstream Partners LP
6.500% due 07/15/2048	1,600	1,409

Estee Lauder Cos., Inc.
5.150% due 05/15/2053	1,000	902

Expedia Group, Inc.
3.250% due 02/15/2030	900	762

Exxon Mobil Corp.
4.114% due 03/01/2046	90	72

Ferguson Finance PLC
3.250% due 06/02/2030	700	594

Fidelity National Information Services, Inc.
5.100% due 07/15/2032	1,500	1,418
5.625% due 07/15/2052	500	454

Fiserv, Inc.
4.400% due 07/01/2049	1,355	1,039

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,300	5,683

Flex Ltd.
4.875% due 06/15/2029	2,000	1,871

Ford Foundation
2.815% due 06/01/2070	1,600	881

Fortune Star BVI Ltd.
6.850% due 07/02/2024	2,300	2,122

Fox Corp.
5.576% due 01/25/2049	2,425	2,034

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031	1,800	1,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GATX Corp.
4.500% due 03/30/2045	$1,038	$764

GE Capital Funding LLC
4.550% due 05/15/2032	3,992	3,682

Gilead Sciences, Inc.
4.150% due 03/01/2047	3,465	2,742

Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,021
4.150% due 08/15/2049	1,700	1,170
5.950% due 08/15/2052	300	269

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042	1,900	1,865

Haleon U.S. Capital LLC
4.000% due 03/24/2052	1,000	742

HCA, Inc.
3.500% due 07/15/2051	4,900	3,064
4.375% due 03/15/2042	2,040	1,563
4.625% due 03/15/2052	3,100	2,331
5.125% due 06/15/2039	2,400	2,081
5.250% due 06/15/2049	2,600	2,139
5.900% due 06/01/2053	800	721

HEICO Corp.
5.350% due 08/01/2033	1,600	1,517

Helmerich & Payne, Inc.
2.900% due 09/29/2031	3,050	2,414

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052	3,600	2,646

Holcim Finance U.S. LLC
4.750% due 09/22/2046	1,421	1,102

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	1,600	1,615

Humana, Inc.
4.625% due 12/01/2042	40	33
4.800% due 03/15/2047	1,600	1,334
5.500% due 03/15/2053	2,770	2,520
5.875% due 03/01/2033	630	627

Hyatt Hotels Corp.
4.375% due 09/15/2028	800	740
5.750% due 04/23/2030	900	873

Imperial Brands Finance PLC
3.875% due 07/26/2029	6,700	5,903
6.125% due 07/27/2027	2,600	2,594

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,700	1,162

Intel Corp.
3.200% due 08/12/2061	5,000	2,921
5.700% due 02/10/2053	7,000	6,569

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,178	990

Johnson Controls, Inc.
4.950% due 07/02/2064	20	16
5.700% due 03/01/2041	55	46

Kaiser Foundation Hospitals
4.150% due 05/01/2047	520	413

Kenvue, Inc.
5.050% due 03/22/2053	2,000	1,819

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	31
6.950% due 01/15/2038	270	278
7.400% due 03/15/2031	100	106

Kinder Morgan, Inc.
5.200% due 06/01/2033	9,550	8,839
6.950% due 06/01/2028	3,795	3,974
7.420% due 02/15/2037	2,980	2,981
8.050% due 10/15/2030	3,825	4,169

Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,900	1,550

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,239
3.200% due 08/08/2024	200	194
3.900% due 08/08/2029	4,400	3,761

Leidos, Inc.
4.375% due 05/15/2030	250	224

Lenovo Group Ltd.
3.421% due 11/02/2030	1,600	1,306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lockheed Martin Corp.
4.300% due 06/15/2062	$5,000	$3,921
5.200% due 02/15/2055	6,000	5,582

Lowe’s Cos., Inc.
2.800% due 09/15/2041	2,700	1,746

Marathon Petroleum Corp.
6.500% due 03/01/2041	1,800	1,783

Marriott International, Inc.
3.500% due 10/15/2032	200	164
4.625% due 06/15/2030	5,300	4,885
5.000% due 10/15/2027	8,800	8,580

Marvell Technology, Inc.
2.950% due 04/15/2031	4,000	3,239

Masco Corp.
4.500% due 05/15/2047	2,200	1,647

McDonald’s Corp.
4.450% due 09/01/2048	25	20
4.875% due 12/09/2045	85	74

MDC Holdings, Inc.
3.966% due 08/06/2061	500	276

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	3,280	3,102
5.250% due 04/26/2026	800	743
5.375% due 12/04/2029	900	742
5.750% due 07/21/2028	1,200	1,053

Memorial Sloan-Kettering Cancer Center
4.125% due 07/01/2052	40	31

MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	4,320
5.250% due 06/18/2025	1,700	1,625
5.875% due 05/15/2026	1,538	1,464

Micron Technology, Inc.
3.477% due 11/01/2051	7,300	4,470

Moody’s Corp.
3.100% due 11/29/2061	4,000	2,328
4.875% due 12/17/2048	35	30

MPLX LP
4.500% due 04/15/2038	25	20
4.900% due 04/15/2058	1,900	1,416
4.950% due 03/14/2052	700	548
5.200% due 03/01/2047	900	736
5.200% due 12/01/2047	60	49

Netflix, Inc.
4.875% due 04/15/2028	1,700	1,649
5.375% due 11/15/2029	700	684

New York & Presbyterian Hospital
4.063% due 08/01/2056	45	34

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,225	2,949

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	4,500	4,110
4.810% due 09/17/2030	700	604

Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,208
4.550% due 06/01/2053	1,300	1,051

Northern Natural Gas Co.
4.300% due 01/15/2049	5,000	3,699

Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,723
4.260% due 11/01/2047	30	23

Novartis Capital Corp.
4.400% due 05/06/2044	35	30

NVR, Inc.
3.000% due 05/15/2030	3,600	3,002

NXP BV
3.400% due 05/01/2030	1,000	856
4.300% due 06/18/2029	4,000	3,666
5.550% due 12/01/2028	600	588

Occidental Petroleum Corp.
6.600% due 03/15/2046	900	885
6.625% due 09/01/2030	1,800	1,826

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (d)(g)	1,253	30

ONE Gas, Inc.
4.500% due 11/01/2048	20	15
4.658% due 02/01/2044	50	41

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	97

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ONEOK Partners LP
6.125% due 02/01/2041		$7,125	$6,611

Oracle Corp.
3.600% due 04/01/2050		8,391	5,433
3.650% due 03/25/2041 (i)		5,700	4,070
3.850% due 04/01/2060		10,715	6,819
3.950% due 03/25/2051 (i)		15,900	10,911
4.100% due 03/25/2061 (i)		8,500	5,676
4.375% due 05/15/2055		1,100	794
4.900% due 02/06/2033		800	738

Owens Corning
4.300% due 07/15/2047		1,618	1,224
4.400% due 01/30/2048		700	535

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		6,600	5,931

Petroleos Mexicanos
10.000% due 02/07/2033		3,300	2,941

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043		10,700	9,833
5.300% due 05/19/2053		4,200	3,906
5.340% due 05/19/2063		2,000	1,829

Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	1,922

Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	17,609

Prosus NV
3.680% due 01/21/2030		1,000	806
3.832% due 02/08/2051		2,700	1,493
4.987% due 01/19/2052		400	264

Quanta Services, Inc.
3.050% due 10/01/2041		4,000	2,525

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		900	693

Reliance Industries Ltd.
3.625% due 01/12/2052		500	320
3.750% due 01/12/2062		2,900	1,810

ReNew Pvt Ltd.
5.875% due 03/05/2027		1,077	1,002

Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,244
6.150% due 09/15/2043		500	442
7.250% due 06/15/2037		660	668

Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	1,901
4.950% due 07/15/2029		3,000	2,676

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,490
4.500% due 03/15/2042		1,800	1,395
4.550% due 03/15/2052		1,800	1,314

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	100	116

Royalty Pharma PLC
3.550% due 09/02/2050		$4,300	2,632

RTX Corp.
4.050% due 05/04/2047		2,705	2,013
4.350% due 04/15/2047		700	545
4.450% due 11/16/2038		800	674

S&P Global, Inc.
3.250% due 12/01/2049		3,000	1,988

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	746
4.500% due 05/15/2030		7,200	6,605

Sands China Ltd.
5.650% due 08/08/2028		400	377

Santos Finance Ltd.
3.649% due 04/29/2031		4,500	3,600
6.875% due 09/19/2033		1,300	1,273

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	2,983

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	408

Southern Co.
3.750% due 09/15/2051 •		5,000	4,373
4.250% due 07/01/2036		3,640	3,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Natural Gas Co. LLC
4.800% due 03/15/2047		$65	$50
7.350% due 02/15/2031		1,400	1,444

Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,274

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	6,869
7.500% due 04/15/2025		2,400	2,357

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		176	160

Starbucks Corp.
4.500% due 11/15/2048		40	32

Studio City Co. Ltd.
7.000% due 02/15/2027		4,800	4,538

Sutter Health
3.161% due 08/15/2040		350	243
3.361% due 08/15/2050		400	262

T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	2,944
3.400% due 10/15/2052		10,900	6,815
3.500% due 04/15/2031		200	169
3.600% due 11/15/2060		11,300	6,998
3.875% due 04/15/2030		6,695	5,934
5.650% due 01/15/2053		4,200	3,840

Targa Resources Corp.
4.950% due 04/15/2052		500	385

Target Corp.
4.500% due 09/15/2032		550	512

TD SYNNEX Corp.
2.650% due 08/09/2031		1,500	1,117

Telefonica Emisiones SA
4.895% due 03/06/2048		3,500	2,654

Tencent Holdings Ltd.
3.240% due 06/03/2050		1,000	577

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	2,926
8.375% due 06/15/2032		1,275	1,410

Time Warner Cable LLC
4.500% due 09/15/2042		820	569
5.250% due 07/15/2042	GBP	800	776
5.500% due 09/01/2041		$6,225	4,874
5.875% due 11/15/2040		4,520	3,748
6.550% due 05/01/2037		1,400	1,271
6.750% due 06/15/2039		4,984	4,566
7.300% due 07/01/2038		6,900	6,652

TopBuild Corp.
4.125% due 02/15/2032		1,600	1,301

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	3,550
7.625% due 01/15/2039		1,925	2,126

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,525

Travel & Leisure Co.
4.625% due 03/01/2030		2,200	1,854

Trimble, Inc.
6.100% due 03/15/2033		800	784

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		700	566

Unigel Luxembourg SA
8.750% due 10/01/2026		2,200	742

Union Pacific Corp.
3.875% due 02/01/2055		35	25

United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,841	4,832
3.100% due 01/07/2030		410	371
3.450% due 01/07/2030		3,349	2,986
4.000% due 10/11/2027		449	427
4.150% due 02/25/2033		1,817	1,652
4.300% due 02/15/2027		38	37
4.550% due 08/25/2031		3,206	2,840
5.875% due 04/15/2029		2,458	2,440

UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	123
3.875% due 08/15/2059		7,100	5,063
5.050% due 04/15/2053		1,900	1,701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.200% due 04/15/2063		$8,800	$7,866
6.050% due 02/15/2063		300	304

University of Southern California
5.250% due 10/01/2111		40	36

UPMC
5.035% due 05/15/2033		1,100	1,040

Vale Overseas Ltd.
6.875% due 11/10/2039		1,300	1,302

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,400	2,022
3.875% due 11/01/2033		5,000	3,888

Verisk Analytics, Inc.
3.625% due 05/15/2050		2,000	1,344

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(b)		754	1

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	2,100	2,060

VMware, Inc.
2.200% due 08/15/2031		$5,900	4,455
3.900% due 08/21/2027		400	373
4.700% due 05/15/2030		2,100	1,935

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	3,941
5.391% due 03/15/2062		11,000	8,132

Waste Connections, Inc.
4.200% due 01/15/2033		4,200	3,755

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	462

Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,235
5.100% due 09/15/2045		400	337

Woodside Finance Ltd.
3.650% due 03/05/2025		100	96
3.700% due 09/15/2026		1,300	1,220
3.700% due 03/15/2028		1,126	1,023

Workday, Inc.
3.800% due 04/01/2032		4,500	3,860

Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	4,557
5.625% due 08/26/2028		3,850	3,342

Yara International ASA
3.148% due 06/04/2030		100	82
4.750% due 06/01/2028		1,100	1,036

Yellowstone Energy LP
5.750% due 12/31/2026 «		730	723

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	167
4.450% due 08/15/2045		2,397	1,878

			957,211

UTILITIES 16.6%

AEP Texas, Inc.
2.100% due 07/01/2030		700	554
4.150% due 05/01/2049		1,600	1,158

Alabama Power Co.
3.450% due 10/01/2049		2,100	1,402
4.150% due 08/15/2044		35	27

Ameren Illinois Co.
3.250% due 03/15/2050		1,000	659

Appalachian Power Co.
4.500% due 08/01/2032		3,100	2,777

Arizona Public Service Co.
3.350% due 05/15/2050		1,500	942
3.500% due 12/01/2049		1,400	897
4.500% due 04/01/2042		700	556

AT&T, Inc.
3.500% due 09/15/2053		6,630	4,100
3.550% due 09/15/2055		15,089	9,246
3.650% due 06/01/2051		8,300	5,356
3.650% due 09/15/2059		34,318	20,903
3.800% due 12/01/2057		30,117	19,098

Atmos Energy Corp.
4.125% due 10/15/2044		25	20

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baltimore Gas & Electric Co.
3.200% due 09/15/2049	$4,000	$2,587

Berkshire Hathaway Energy Co.
4.600% due 05/01/2053	1,000	782
5.150% due 11/15/2043	85	75

Black Hills Corp.
3.875% due 10/15/2049	1,900	1,274

Brooklyn Union Gas Co.
4.487% due 03/04/2049	1,200	848

CenterPoint Energy Houston Electric LLC
3.350% due 04/01/2051	2,500	1,670

Cleco Corporate Holdings LLC
4.973% due 05/01/2046	400	302

Columbia Pipeline Group, Inc.
5.800% due 06/01/2045	50	44

Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	1,500	1,462
6.544% due 11/15/2053	2,000	1,957
6.714% due 08/15/2063	1,200	1,174

Comision Federal de Electricidad
5.750% due 02/14/2042	55	46

Commonwealth Edison Co.
3.650% due 06/15/2046	55	39
4.000% due 03/01/2048	700	531

Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	6,414
3.700% due 11/15/2059	1,700	1,110
4.500% due 05/15/2058	4,600	3,501
4.625% due 12/01/2054	40	32
4.650% due 12/01/2048	1,900	1,543

Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	1,973
5.800% due 03/01/2033	3,800	3,709

Consumers Energy Co.
4.050% due 05/15/2048	2,500	1,930
4.200% due 09/01/2052	3,100	2,420

Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,090
5.950% due 06/15/2035	35	34

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,217
5.400% due 04/01/2053	3,000	2,810

Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,422
5.350% due 01/15/2053	6,800	6,231
5.400% due 01/15/2054	7,500	6,946

Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,303
3.500% due 06/15/2051	11,400	7,403
3.950% due 08/15/2047	2,300	1,625
4.800% due 12/15/2045	85	70

Duke Energy Florida LLC
3.400% due 10/01/2046	55	37
4.200% due 07/15/2048	25	19

Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	651
3.600% due 09/15/2047	900	630

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	700	545

E.ON International Finance BV
6.650% due 04/30/2038	600	605

Edison International
5.750% due 06/15/2027	1,400	1,388
8.125% due 06/15/2053 •	1,800	1,806

Electricite de France SA
4.875% due 09/21/2038	900	733
4.950% due 10/13/2045	2,150	1,709
6.900% due 05/23/2053	400	398
9.125% due 03/15/2033 •(g)	2,000	2,088

Emera U.S. Finance LP
4.750% due 06/15/2046	2,100	1,553

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	2,403	2,248

Enel Finance America LLC
2.875% due 07/12/2041	9,750	5,823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International NV
4.750% due 05/25/2047	$3,000	$2,300
5.000% due 06/15/2032	2,000	1,811
5.500% due 06/15/2052	3,300	2,742

Entergy Arkansas LLC
5.150% due 01/15/2033	2,800	2,691

Entergy Corp.
3.750% due 06/15/2050	4,000	2,656

Exelon Corp.
5.625% due 06/15/2035	200	193

FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	5,556

Florida Power & Light Co.
4.125% due 06/01/2048	120	94
4.550% due 10/01/2044	4,000	3,160

FORESEA Holding SA
7.500% due 06/15/2030	659	620

Georgia Power Co.
3.250% due 03/15/2051	3,000	1,906
4.300% due 03/15/2042	80	64
4.750% due 09/01/2040	1,000	851

Indiana Michigan Power Co.
4.250% due 08/15/2048	20	15
4.550% due 03/15/2046	400	326

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,600	1,405

Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	246

Kentucky Utilities Co.
4.375% due 10/01/2045	2,300	1,789

KeySpan Gas East Corp.
3.586% due 01/18/2052	3,000	1,851

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,555
4.250% due 05/01/2046	3,450	2,696
4.250% due 07/15/2049	14,325	11,217

Mississippi Power Co.
4.250% due 03/15/2042	1,700	1,318

Monongahela Power Co.
5.400% due 12/15/2043	4,224	3,742

Nevada Power Co.
3.125% due 08/01/2050	5,300	3,229

New England Power Co.
3.800% due 12/05/2047	6,300	4,504

New York State Electric & Gas Corp.
3.300% due 09/15/2049	500	308

NGPL PipeCo LLC
7.768% due 12/15/2037	800	825

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	1,966
5.783% due 09/16/2052	1,050	974

NiSource, Inc.
3.950% due 03/30/2048	1,245	893
4.375% due 05/15/2047	1,800	1,382
5.800% due 02/01/2042	300	273

Northern States Power Co.
5.100% due 05/15/2053	11,600	10,406

NSTAR Electric Co.
4.950% due 09/15/2052	1,300	1,122

Ohio Power Co.
2.900% due 10/01/2051	2,700	1,605
4.000% due 06/01/2049	85	62

Oi SA
10.000% due 07/27/2025 ^(b)	1,400	96

Oncor Electric Delivery Co. LLC
3.800% due 06/01/2049	110	80

ONEOK, Inc.
5.200% due 07/15/2048	9,862	8,083
6.625% due 09/01/2053	4,700	4,608

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,828
3.250% due 06/01/2031	1,500	1,193
3.300% due 08/01/2040	2,700	1,732
3.500% due 08/01/2050	7,850	4,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 07/01/2028	$2,400	$2,132
3.950% due 12/01/2047	4,800	3,078
4.000% due 12/01/2046	100	64
4.300% due 03/15/2045	1,600	1,085
4.500% due 07/01/2040	4,200	3,130
4.500% due 12/15/2041	2,900	1,989
4.550% due 07/01/2030	5,700	5,042
4.650% due 08/01/2028	1,300	1,194
4.750% due 02/15/2044	1,200	888
4.950% due 07/01/2050	4,200	3,136
5.250% due 03/01/2052	2,700	2,086
6.700% due 04/01/2053	5,300	4,990

PacifiCorp
4.150% due 02/15/2050	200	141
5.350% due 12/01/2053	8,000	6,658
6.000% due 01/15/2039	90	85

PECO Energy Co.
4.375% due 08/15/2052	5,700	4,570

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	4,000	2,593

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,796
3.640% due 11/01/2046	1,000	659
5.400% due 06/15/2033	700	668

PPL Electric Utilities Corp.
5.250% due 05/15/2053	3,500	3,204

Puget Energy, Inc.
4.100% due 06/15/2030	500	436

Puget Sound Energy, Inc.
4.223% due 06/15/2048	2,700	2,054

Rio Oil Finance Trust
8.200% due 04/06/2028	1,557	1,572

San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,529
3.750% due 06/01/2047	1,895	1,348
4.100% due 06/15/2049	1,578	1,173
4.150% due 05/15/2048	2,795	2,134
4.500% due 08/15/2040	2,700	2,269

Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	4,758

Sempra
4.000% due 02/01/2048	925	669
5.500% due 08/01/2033	2,000	1,916
6.000% due 10/15/2039	2,935	2,793

Southern California Edison Co.
2.950% due 02/01/2051	900	533
3.600% due 02/01/2045	1,400	960
3.900% due 12/01/2041	3,800	2,751
3.900% due 03/15/2043	8,500	6,234
4.000% due 04/01/2047	8,938	6,477
4.050% due 03/15/2042	2,000	1,503
4.125% due 03/01/2048	700	520
4.650% due 10/01/2043	2,300	1,870
4.875% due 03/01/2049	1,000	819
5.450% due 06/01/2052	3,100	2,748
5.625% due 02/01/2036	2,879	2,711
5.950% due 02/01/2038	1,500	1,461
6.050% due 03/15/2039	4,500	4,338
6.650% due 04/01/2029	1,000	1,027

Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,151
3.950% due 02/15/2050	3,500	2,490
5.125% due 11/15/2040	300	265
5.200% due 06/01/2033	6,400	6,061

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	35
4.400% due 05/30/2047	3,400	2,584

Southern Power Co.
4.950% due 12/15/2046	85	69
5.150% due 09/15/2041	65	56

Southwest Gas Corp.
4.050% due 03/15/2032	1,580	1,366

Southwestern Electric Power Co.
3.250% due 11/01/2051	5,200	3,131
6.200% due 03/15/2040	8,200	7,885

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	99

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwestern Public Service Co.
3.750% due 06/15/2049		$1,600	$1,097

Tampa Electric Co.
5.000% due 07/15/2052		3,900	3,298

Targa Resources Partners LP
4.000% due 01/15/2032		1,475	1,243

Telecom Italia SpA
7.875% due 07/31/2028	EUR	1,700	1,864

Tucson Electric Power Co.
5.500% due 04/15/2053		$2,100	1,912

Union Electric Co.
5.450% due 03/15/2053		2,800	2,589

Verizon Communications, Inc.
2.850% due 09/03/2041		6,750	4,368
2.875% due 11/20/2050		3,000	1,736
2.987% due 10/30/2056		3,887	2,160
3.000% due 11/20/2060		21,700	11,764
4.862% due 08/21/2046		3,500	2,896

Virginia Electric & Power Co.
2.450% due 12/15/2050		1,850	994
2.950% due 11/15/2051		9,900	5,902
3.800% due 09/15/2047		300	213

Vistra Operations Co. LLC
4.300% due 07/15/2029		2,000	1,750

Vodafone Group PLC
4.375% due 02/19/2043		400	309
4.875% due 06/19/2049		1,980	1,582
5.125% due 06/04/2081 •		3,900	2,653
5.750% due 02/10/2063		1,100	966

Washington Gas Light Co.
3.650% due 09/15/2049		900	603

Xcel Energy, Inc.
4.800% due 09/15/2041		40	33

			439,973

Total Corporate Bonds & Notes (Cost $2,577,162)			2,048,556

MUNICIPAL BONDS & NOTES 1.9%

CALIFORNIA 0.3%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,399

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	2,914

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	722

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112		440	363

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115		835	677

			7,075

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		9,671	10,310

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029		355	349

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		2,000	2,085

			2,434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	$800	$864

OHIO 0.5%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,750	4,885
7.834% due 02/15/2041	4,990	5,861
8.084% due 02/15/2050	1,000	1,254

		12,000

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	11,879

TEXAS 0.2%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	4,271

University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047	45	33

		4,304

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,015	1,049

Total Municipal Bonds & Notes (Cost $50,853)		49,915

U.S. GOVERNMENT AGENCIES 8.7%

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053	3,500	2,779
3.000% due 11/01/2053	14,200	11,761
3.500% due 11/01/2053	28,800	24,793
4.000% due 10/01/2053 - 11/01/2053	153,800	137,061
4.500% due 10/01/2053 - 11/01/2053	30,400	27,920
5.000% due 10/01/2053 - 11/01/2053	27,800	26,230

Total U.S. Government Agencies (Cost $235,172)		230,544

U.S. TREASURY OBLIGATIONS 30.8%

U.S. Treasury Bonds
1.750% due 08/15/2041 (m)	3,100	1,932
1.875% due 02/15/2041 (k)(m)	282,500	182,356
2.000% due 11/15/2041 (k)(m)	142,400	92,463
2.250% due 05/15/2041 (k)	50,000	34,326
2.375% due 02/15/2042	37,400	25,864
2.375% due 05/15/2051 (k)(m)	14,000	8,882
2.500% due 02/15/2045 (m)	38,400	26,087
2.875% due 05/15/2052 (m)	18,300	12,979
3.000% due 08/15/2048 (k)(m)	160,500	117,362
3.125% due 08/15/2044 (m)	8,200	6,268
3.375% due 08/15/2042 (m)	30,000	24,313
3.625% due 02/15/2053	15,400	12,740
4.000% due 11/15/2042 (k)	114,100	101,291

U.S. Treasury Inflation Protected Securities (f)
0.750% due 02/15/2045	4,727	3,440
0.875% due 02/15/2047	8,073	5,895
1.500% due 02/15/2053	19,642	16,269

U.S. Treasury Notes
3.875% due 05/15/2043 (k)	113,142	98,381
4.125% due 11/15/2032 (k)(o)	43,900	42,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury STRIPS
0.000% due 02/15/2042 (d)	$1,500	$589

Total U.S. Treasury Obligations (Cost $1,093,372)		813,783

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Banc of America Funding Trust
5.500% due 01/25/2036 «	51	48
5.750% due 03/25/2036 «	73	54

Bear Stearns Adjustable Rate Mortgage Trust
4.706% due 11/25/2034 ~	452	427

Bear Stearns ALT-A Trust
4.936% due 11/25/2034 «~	18	17

BX Commercial Mortgage Trust
6.345% due 02/15/2039 •	1,620	1,583

BX Trust
6.346% due 10/15/2036 •	5,000	4,882

Chase Mortgage Finance Trust
4.666% due 12/25/2037 ^«~	142	120

Citigroup Commercial Mortgage Trust
3.251% due 05/10/2035	1,332	1,241

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	2,326	2,334

Commercial Mortgage Trust
3.178% due 02/10/2035	3,100	2,917

Countrywide Alternative Loan Trust
6.094% due 09/25/2035 •	182	139

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.574% due 07/25/2047 •	128	116

GSMPS Mortgage Loan Trust
5.784% due 03/25/2035 •	586	511

IndyMac INDX Mortgage Loan Trust
6.034% due 07/25/2035 •	245	194

JP Morgan Mortgage Trust
4.027% due 11/25/2033 «~	6	6

Merrill Lynch Mortgage Investors Trust
4.599% due 05/25/2033 ~	4	3

NAAC Reperforming Loan REMIC Trust
5.884% due 02/25/2035 ^•	828	702

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	5,547	5,107

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.181% due 08/25/2035 «~	29	28
6.504% due 02/25/2035 •	269	263

Residential Accredit Loans, Inc. Trust
4.131% due 02/25/2035 ^~	382	326

Residential Funding Mortgage Securities, Inc. Trust
4.635% due 02/25/2036 ^~	187	163

Sequoia Mortgage Trust
5.931% due 05/20/2034 •	307	282

Structured Adjustable Rate Mortgage Loan Trust
5.814% due 03/25/2034 «~	6	6

Towd Point Mortgage Trust
6.434% due 05/25/2058 •	268	270

WaMu Mortgage Pass-Through Certificates Trust
2.777% due 11/25/2041 ~	133	117
6.314% due 07/25/2044 •	127	117

Total Non-Agency Mortgage-Backed Securities (Cost $22,404)		21,973

ASSET-BACKED SECURITIES 1.4%

ACE Securities Corp. Home Equity Loan Trust
6.229% due 01/25/2035 •	697	640

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,616	1,050

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.304% due 07/25/2034 •	110	108

Bayview Financial Acquisition Trust
6.601% due 05/28/2037 «þ	1	1

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
4.861% due 12/25/2035 «•		$12	$12
6.174% due 01/25/2034 «•		3	3

BPCRE Ltd.
7.731% due 01/16/2037 •		3,000	2,980

ECAF Ltd.
4.947% due 06/15/2040		2,276	1,422

JP Morgan Mortgage Acquisition Corp.
6.154% due 12/25/2035 •		267	266

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		592	494

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		2,060	1,746

LCM LP
6.608% due 04/20/2031 •		1,482	1,476

MAPS Ltd.
4.212% due 05/15/2043		749	672

METAL LLC
4.581% due 10/15/2042		1,866	1,150

MF1 Ltd.
6.677% due 02/19/2037 •		3,000	2,948

OZLM Ltd.
6.638% due 04/20/2031 •		7,290	7,265

RAAC Trust
6.194% due 10/25/2046 •		65	62

RBSSP Resecuritization Trust
5.589% due 11/26/2036 •		200	196

Ready Capital Mortgage Financing LLC
7.694% due 10/25/2039 •		4,650	4,669

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		867	724

Saxon Asset Securities Trust
2.018% due 03/25/2035 ^•		122	116

Start Ltd.
4.089% due 03/15/2044		586	521

Texas Natural Gas Securitization Finance Corp.
5.169% due 04/01/2041		5,400	5,166

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		3,200	2,936

Wind River CLO Ltd.
6.622% due 07/18/2031 •		996	990

Total Asset-Backed Securities (Cost $40,538)			37,613

SOVEREIGN ISSUES 1.6%

Argentina Government International Bond
1.000% due 07/09/2029		253	70
3.500% due 07/09/2041 þ(k)		16,048	4,164
3.625% due 07/09/2046 þ		172	44

Australia Government International Bond
1.000% due 11/21/2031	AUD	7,750	3,833

Chile Government International Bond
4.000% due 01/31/2052		$600	439
5.330% due 01/05/2054		33	30

Colombia Government International Bond
7.500% due 02/02/2034		2,600	2,463

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,549
3.875% due 04/16/2050		3,400	2,555

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	45,191	2,176

Panama Government International Bond
4.500% due 05/15/2047		$35	25

Philippines Government International Bond
5.500% due 01/17/2048		400	377

Qatar Government International Bond
4.817% due 03/14/2049		1,000	870

Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	881
2.875% due 04/13/2042		1,100	686
3.750% due 02/07/2034		400	335

Russia Government International Bond
5.250% due 06/23/2047 ^(b)		$1,000	365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Government International Bond
3.450% due 02/02/2061		$12,000	$7,380

South Africa Government International Bond
8.250% due 03/31/2032	ZAR	10,000	431
8.875% due 02/28/2035		80,000	3,336
10.500% due 12/21/2026		183,200	9,960

Ukraine Government International Bond
7.375% due 09/25/2034 ^(b)		$1,000	265

Total Sovereign Issues (Cost $62,374)			42,234

		SHARES
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(c)		63,984	1,680

Westmoreland Mining Holdings «(c)(i)		32,131	369

Westmoreland Mining LLC «(c)(i)		32,414	211

			2,260

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(c)		182,295	0

Total Common Stocks (Cost $2,751)			2,260

WARRANTS 0.0%

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «		874	0

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024		8,823	2

Total Warrants (Cost $138)			2

PREFERRED SECURITIES 3.6%

BANKING & FINANCE 3.4%

AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	4,005

American AgCredit Corp.
5.250% due 06/15/2026 •(g)		11,000,000	9,837

Bank of America Corp.
5.125% due 06/20/2024 •(g)		1,100,000	1,073

Capital Farm Credit ACA
5.000% due 03/15/2026 •(g)		6,400,000	5,773

Charles Schwab Corp.
4.000% due 12/01/2030 •(g)		9,000,000	6,357
5.000% due 12/01/2027 •(g)		2,300,000	1,763

Citigroup, Inc.
4.700% due 01/30/2025 •(g)		4,800,000	4,360

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(g)		1,100,000	819

CoBank ACB
4.250% due 01/01/2027 •(g)		3,500,000	2,787
6.250% due 10/01/2026 •(g)		3,700,000	3,570

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(g)		4,500,000	3,349

Discover Financial Services
5.500% due 10/30/2027 •(g)		1,500,000	1,085
6.125% due 06/23/2025 •(g)		3,100,000	2,993

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(g)		4,400,000	3,554
7.500% due 02/10/2029 •(g)		2,200,000	2,181

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)		4,200,000	3,676
4.000% due 04/01/2025 •(g)		5,800,000	5,301
4.200% due 09/01/2026 (g)		75,000	1,358
4.625% due 06/01/2026 (g)		111,000	2,172
5.000% due 08/01/2024 •(g)		277,000	269
6.125% due 04/30/2024 •(g)		6,877,000	6,830

	SHARES	MARKET VALUE (000S)

Morgan Stanley
6.500% due 10/15/2027 (g)	99,100	$2,491

Nationwide Building Society
10.250% ~	2,785	387

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(g)	900,000	667
6.250% due 03/15/2030 •(g)	1,600,000	1,381

State Street Corp.
5.900% due 03/15/2024 ~(g)	22,800	571

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(g)	1,822,950	1,776

Truist Financial Corp.
5.100% due 03/01/2030 •(g)	1,200,000	1,030

U.S. Bancorp
5.300% due 04/15/2027 •(g)	3,600,000	3,019

Wells Fargo & Co.
4.750% due 03/15/2025 (g)	98,700	1,834
7.625% due 09/15/2028 •(g)	2,300,000	2,330

		88,598

INDUSTRIALS 0.1%

Energy Transfer LP
6.500% due 11/15/2026 •(g)	1,700,000	1,566

UTILITIES 0.1%

Edison International
5.000% due 12/15/2026 •(g)	1,900,000	1,634

Sempra
4.875% due 10/15/2025 •(g)	3,000,000	2,851

		4,485

Total Preferred Securities (Cost $108,658)		94,649

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (j) 0.1%
		2,559

U.S. TREASURY BILLS 0.0%
5.420% due 11/16/2023 (a)(d)(e)(o)	$345	343

Total Short-Term Instruments (Cost $2,902)		2,902

Total Investments in Securities (Cost $4,226,670)		3,373,957

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	295,379	$2,871

Total Short-Term Instruments (Cost $2,871)		2,871

Total Investments in Affiliates (Cost $2,871)		2,871

Total Investments 127.7% (Cost $4,229,541)		$3,376,828

Financial Derivative Instruments (l)(n) (0.0)% (Cost or Premiums, net $13,592)		(663)

Other Assets and Liabilities, net (27.7)%		(731,140)

Net Assets 100.0%		$2,645,025

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	101

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc. 3.057% due 01/25/2033	01/18/2022	$2,500	$1,977	0.08%
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 02/01/2021	2,897	2,160	0.08
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	9,915	6,690	0.25
Oracle Corp. 3.650% due 03/25/2041	03/22/2021	5,665	4,070	0.15
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 06/20/2023	14,094	10,911	0.41
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	8,484	5,676	0.22
Westmoreland Mining Holdings	12/08/2014	936	369	0.01
Westmoreland Mining LLC	06/30/2023	215	211	0.01

		$44,706	$32,064	1.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$2,559	U.S. Treasury Notes 5.000% due 08/31/2025	$(2,610)	$2,559	$2,559

Total Repurchase Agreements						$(2,610)	$2,559	$2,559

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	4.250%	09/22/2023	TBD	(3)	$(309)	$(310)
NOM	5.350	07/28/2023	TBD	(3)	(3,147)	(3,178)
NXN	5.420	09/14/2023	10/12/2023		(114,185)	(114,494)
STR	5.390	09/29/2023	10/02/2023		(373,502)	(373,670)
	5.400	10/02/2023	10/03/2023		(373,870)	(373,870)

Total Reverse Repurchase Agreements						$(865,522)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	5.420%	09/11/2023	10/30/2023	$(48,396)	$(48,549)

Total Sale-Buyback Transactions					$(48,549)

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
DEU	$0	$0	$0	$0	$(38)	$(38)
FICC	2,559	0	0	2,559	(2,610)	(51)
JML	0	(310)	0	(310)	299	(11)
NOM	0	(3,178)	0	(3,178)	3,205	27
NXN	0	(114,494)	0	(114,494)	114,520	26
STR	0	(747,540)	0	(747,540)	378,332	(369,208)

Master Securities Forward Transaction Agreement
UBS	0	0	(48,549)	(48,549)	48,030	(519)

Total Borrowings and Other Financing Transactions	$2,559	$(865,522)	$(48,549)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(310)	$(310)
U.S. Treasury Obligations	0	(488,164)	0	0	(488,164)
Sovereign Issues	0	0	0	(3,178)	(3,178)

Total	$0	$(488,164)	$0	$(3,488)	$(491,652)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(48,549)	0	0	(48,549)

Total	$0	$(48,549)	$0	$0	$(48,549)

Total Borrowings	$0	$(536,713)	$0	$(3,488)	$(540,201)

Payable for reverse repurchase agreements and sale-buyback financing transactions (6)					$(540,201)

(k)	Securities with an aggregate market value of $543,776 and cash of $610 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(458,118) at a weighted average interest rate of 5.159%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(204) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(373,870) is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	35	$35	$(13)	$(17)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	35	35	(11)	(7)

Total Written Options					$(24)	$(24)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	103

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2023	32	$3,458	$(46)	$7	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	195	$(46,093)	$499	$0	$(3)
Japan Government 10-Year Bond December Futures	12/2023	21	(20,370)	151	46	0
U.S. Treasury 5-Year Note December Futures	12/2023	2,952	(311,021)	3,411	0	(461)

				$4,061	$46	$(464)

Total Futures Contracts				$4,015	$53	$(464)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2024	0.342%	$3,800	$5	$(24)	$(19)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.733%	$	1,100	$218	$(118)	$100	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.711		2,000	(12)	35	23	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.799		1,600	21	(14)	7	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		4,200	64	(47)	17	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		1,100	(6)	4	(2)	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	2,800	3	1	4	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597	$	400	(3)	7	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		1,000	(6)	17	11	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.688		1,100	(65)	77	12	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.413	EUR	1,400	13	6	19	1	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919		2,000	2	6	8	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.022		700	(8)	7	(1)	1	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.389	$	4,500	119	(35)	84	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.694		3,700	36	(1)	35	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.807		4,200	480	(433)	47	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.952		6,800	723	(385)	338	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.753		600	72	(65)	7	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		1,900	22	7	29	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		300	3	2	5	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.986		3,600	611	(240)	371	0	(2)
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.834	EUR	3,200	12	14	26	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.826		1,100	11	(2)	9	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844	$	3,300	80	(64)	16	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR	1,500	(14)	(8)	(22)	0	0

							$2,376	$(1,229)	$1,147	$12	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$	2,720	$(126)	$126	$0	$0	$(4)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		18,748	(852)	910	58	0	(32)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		3,404	(123)	3	(120)	0	(4)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		2,208	(81)	31	(50)	0	(5)

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	$	200	$(14)	$5	$(9)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		1,400	(69)	(7)	(76)	0	(3)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		631,100	8,232	(462)	7,770	0	(106)

						$6,967	$606	$7,573	$0	$(154)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	4,000	$(125)	$32	$(93)	$21	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		1,800	(90)	54	(36)	28	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,540,000	(33)	25	(8)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		2,666,300	(18)	26	8	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	3	3	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		1,180,000	172	453	625	67	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$	120,700	3,988	11,853	15,841	0	(80)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		6,400	(26)	(31)	(57)	11	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		3,200	(12)	(18)	(30)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		4,700	(18)	(20)	(38)	0	(38)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	17,400	(86)	(142)	(228)	0	(78)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(523)	(543)	1	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		4,400	(17)	(13)	(30)	0	(30)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		6,600	61	133	194	29	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		12,170	1,214	6,292	7,506	0	(32)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		8,300	423	52	475	0	(108)
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	39,800	(706)	16	(690)	25	0
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025		111,900	(1,495)	(261)	(1,756)	93	0

							$3,212	$17,931	$21,143	$280	$(368)

Total Swap Agreements							$12,560	$17,284	$29,844	$292	$(527)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$53	$389	$442	$(24)	$(464)	$(527)	$(1,015)

(m)

Securities with an aggregate market value of $39,349 and cash of $5,016 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $97 for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	105

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2023	ZAR	9,112		$476	$0	$(3)
	12/2023		$2,021	INR	168,253	0	(4)
	02/2024		44	CNY	313	0	(1)

BPS	10/2023	EUR	696		$735	0	(1)
	10/2023		$7,832	COP	31,221,776	0	(228)
	10/2023		41,068	EUR	38,754	0	(95)
	10/2023		3,820	THB	136,139	0	(76)
	10/2023	ZAR	68,038		$3,574	21	(35)
	11/2023	CAD	947		702	4	0
	11/2023	EUR	38,754		41,118	95	0
	02/2024		$79	CNY	558	0	(1)
	03/2024		474	IDR	7,311,554	0	(3)

BRC	10/2023		4,681	GBP	3,738	0	(120)

CBK	10/2023	MXN	3,059		$176	1	0
	11/2023	CAD	9,507		7,084	80	0
	11/2023	PEN	3,209		863	18	0
	11/2023		$864	PEN	3,209	0	(18)
	12/2023		9,511	MXN	165,870	0	(107)

DUB	10/2023	JPY	743,277		$4,999	25	0
	10/2023		$2,168	THB	77,078	0	(48)
	10/2023	ZAR	88,631		$4,867	191	0
	11/2023		$4,999	JPY	739,752	0	(25)

GLM	10/2023	EUR	14,616		$15,637	184	0
	10/2023	MXN	28,165		1,595	0	(18)
	10/2023		$5,885	MXN	102,804	10	(8)
	11/2023	CAD	4,586		$3,403	25	0
	11/2023		$3,269	BRL	16,390	0	(22)
	12/2023	MXN	6,761		$390	6	0
	01/2024		$139	HUF	50,976	0	(3)
	03/2024		808	IDR	12,413,501	0	(8)

JPM	11/2023	CAD	5,192		$3,853	28	0
	11/2023		$8,050	NOK	81,923	0	(382)
	11/2023	ZAR	1,770		$92	0	(1)
	12/2023		$2,723	INR	227,237	2	(1)
	03/2024	CNH	1,267		$176	1	0
	03/2024		$259	IDR	3,996,570	0	(1)

MBC	10/2023	EUR	24,138		$26,034	514	0
	10/2023	GBP	13,931		17,525	528	0
	11/2023	ZAR	26,223		1,366	0	(13)
	01/2024	HUF	1,596,619		4,352	88	0
	03/2024		$316	IDR	4,867,895	0	(2)

MYI	10/2023	AUD	11,489		$7,369	0	(18)
	10/2023		$1,676	AUD	2,598	0	(6)
	10/2023		906	CAD	1,225	0	(4)
	11/2023	CAD	3,980		$2,953	21	0
	11/2023		$7,377	AUD	11,489	17	0
	02/2024		46	CNY	327	0	(1)
	03/2024		6,878	IDR	105,847,420	0	(56)

NGF	10/2023	JPY	2,719,658		$18,296	97	0
	11/2023		$18,296	JPY	2,706,778	0	(96)

RBC	10/2023		15,248		2,209,973	0	(460)

SCX	12/2023		2,905	INR	242,023	0	(4)
	03/2024		418	IDR	6,398,519	0	(5)
SSB	11/2023	CAD	4,585		$3,403	25	0

TOR	10/2023	JPY	452,472		3,035	7	0
	10/2023		$12,382	GBP	10,193	54	0
	10/2023		11,813	JPY	1,727,024	0	(256)
	11/2023	CAD	31		$23	0	0
	11/2023	GBP	10,193		12,385	0	(54)
	11/2023		$3,180	JPY	471,852	0	(7)
	12/2023		1,743	INR	145,517	2	0

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

UAG	10/2023	AUD	4,047		$2,597	$0	$(5)
	10/2023		$8,314	AUD	12,939	15	(10)
	10/2023		732	EUR	696	4	0
	10/2023	ZAR	28,563		$1,543	36	0
	11/2023	EUR	696		733	0	(4)
	11/2023		$2,600	AUD	4,047	5	0

Total Forward Foreign Currency Contracts						$2,104	$(2,210)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	1,400	$(3)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	1,400	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	2,000	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	2,000	(7)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,400	(5)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	1,200	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	1,200	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	1,300	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	1,300	(5)	(7)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	2,300	(6)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	2,300	(6)	(8)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	2,300	(5)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	2,300	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	1,400	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	1,400	(5)	(8)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	2,400	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	2,400	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	2,600	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	2,600	(9)	(25)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	2,400	(6)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	2,400	(6)	(6)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	2,300	(5)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	2,300	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	3,300	(11)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	3,300	(11)	(64)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	2,500	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	2,500	(10)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	2,400	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	2,400	(8)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,200	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,200	(5)	(6)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	2,500	(7)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	2,500	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,500	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,500	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,300	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,300	(5)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	800	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	800	(4)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	800	(5)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	800	(5)	(26)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	900	(5)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	900	(5)	(24)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	800	(4)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	800	(4)	(23)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,800	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,800	(6)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,300	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,300	(5)	(14)

							$(294)	$(443)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	107

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	4,000	$(25)	$(40)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	4,000	(19)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	3,500	(21)	(35)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	3,800	(22)	(44)

					$(87)	$(119)

Total Written Options					$(381)	$(562)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$3,400	$(91)	$125	$34	$0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377	2,500	(30)	34	4	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.423	1,700	19	(7)	12	0

BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.445	5,800	70	(30)	40	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.440	2,600	(15)	33	18	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.420	1,000	22	(9)	13	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.231	2,700	(27)	53	26	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.423	3,500	34	(9)	25	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472	500	(5)	7	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669	1,400	5	1	6	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	400	(10)	14	4	0

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	2,400	(43)	48	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	2,800	(23)	44	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	900	(10)	0	0	(10)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.367	900	21	(4)	17	0

HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	2,800	(37)	52	15	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	3,100	(70)	49	0	(21)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	12,700	(237)	263	26	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	1,600	(12)	26	14	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.175	3,400	47	(26)	21	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.305	1,700	23	(8)	15	0

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.418	1,100	0	11	11	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.126	3,400	66	(29)	37	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	2,400	(21)	39	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550	300	(4)	7	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	4,000	11	20	31	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	2,900	(10)	21	11	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	1,300	(25)	18	0	(7)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	5,400	(57)	(5)	0	(62)

NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.440	1,800	0	13	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	7,550	(139)	155	16	0

							$(548)	$906	$458	$(100)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$	1,100	$128	$(114)	$14	$0

BRC	iTraxx Japan 40 5-Year Index	1.000	Quarterly	12/20/2028	JPY	13,000	1	0	1	0

CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$	1,600	166	(145)	21	0

DBL	iTraxx Japan 40 5-Year Index	1.000	Quarterly	12/20/2028	JPY	8,000	1	0	1	0

GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$	4,800	571	(509)	62	0

JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023		7,900	970	(869)	101	0
	iTraxx Japan 40 5-Year Index	1.000	Quarterly	12/20/2028	JPY	56,000	6	(1)	5	0

MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	$	1,200	142	(127)	15	0

							$1,985	$(1,765)	$220	$0

Total Swap Agreements							$1,437	$(859)	$678	$(100)

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$34	$34	$(8)	$0	$0	$(8)	$26	$0	$26
BPS	120	0	30	150	(439)	(62)	0	(501)	(351)	297	(54)
BRC	0	0	123	123	(120)	(32)	0	(152)	(29)	0	(29)
CBK	99	0	33	132	(125)	(35)	0	(160)	(28)	280	252
DBL	0	0	1	1	0	0	0	0	1	0	1
DUB	216	0	0	216	(73)	0	0	(73)	143	(270)	(127)
FAR	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
GLM	225	0	0	225	(59)	(144)	0	(203)	22	0	22
GST	0	0	105	105	0	0	(10)	(10)	95	(320)	(225)
HUS	0	0	15	15	0	0	0	0	15	0	15
JPM	31	0	182	213	(385)	(154)	(21)	(560)	(347)	406	59
MBC	1,130	0	0	1,130	(15)	0	0	(15)	1,115	(1,390)	(275)
MYC	0	0	126	126	0	(50)	(69)	(119)	7	0	7
MYI	38	0	0	38	(85)	0	0	(85)	(47)	(60)	(107)
NGF	97	0	29	126	(96)	0	0	(96)	30	0	30
RBC	0	0	0	0	(460)	0	0	(460)	(460)	273	(187)
SAL	0	0	0	0	0	(79)	0	(79)	(79)	0	(79)
SCX	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
SSB	25	0	0	25	0	0	0	0	25	0	25
TOR	63	0	0	63	(317)	0	0	(317)	(254)	0	(254)
UAG	60	0	0	60	(19)	0	0	(19)	41	0	41

Total Over the Counter	$2,104	$0	$678	$2,782	$(2,210)	$(562)	$(100)	$(2,872)

(o)

Securities with an aggregate market value of $1,256 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (h) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	109

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53	$53
Swap Agreements	0	12	0	0	377	389

	$0	$12	$0	$0	$430	$442

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,104	$0	$2,104
Swap Agreements	0	678	0	0	0	678

	$0	$678	$0	$2,104	$0	$2,782

	$0	$690	$0	$2,104	$430	$3,224

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	0	0	0	0	464	464
Swap Agreements	0	159	0	0	368	527

	$0	$159	$0	$0	$856	$1,015

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,210	$0	$2,210
Written Options	0	0	0	0	562	562
Swap Agreements	0	100	0	0	0	100

	$0	$100	$0	$2,210	$562	$2,872

	$0	$259	$0	$2,210	$1,418	$3,887

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$577	$577
Futures	0	0	0	0	2,015	2,015
Swap Agreements	0	19,535	0	0	1,478	21,013

	$0	$19,535	$0	$0	$4,070	$23,605

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,729)	$0	$(2,729)
Written Options	0	0	0	0	1,928	1,928
Swap Agreements	0	1,196	0	0	0	1,196

	$0	$1,196	$0	$(2,729)	$1,928	$395

	$0	$20,731	$0	$(2,729)	$5,998	$24,000

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(210)	$(210)
Futures	0	0	0	0	7,570	7,570
Swap Agreements	0	(5,581)	0	0	7,007	1,426

	$0	$(5,581)	$0	$0	$14,367	$8,786

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,555	$0	$1,555
Written Options	0	0	0	0	(428)	(428)
Swap Agreements	0	(741)	0	0	0	(741)

	$0	$(741)	$0	$1,555	$(428)	$386

	$0	$(6,322)	$0	$1,555	$13,939	$9,172

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$25,826	$3,700	$29,526
Corporate Bonds & Notes
Banking & Finance	0	651,300	72	651,372
Industrials	0	956,488	723	957,211
Utilities	0	439,973	0	439,973
Municipal Bonds & Notes
California	0	7,075	0	7,075
Georgia	0	10,310	0	10,310
Illinois	0	2,434	0	2,434
Indiana	0	864	0	864
Ohio	0	12,000	0	12,000
Pennsylvania	0	11,879	0	11,879
Texas	0	4,304	0	4,304
Washington	0	1,049	0	1,049
U.S. Government Agencies	0	230,544	0	230,544
U.S. Treasury Obligations	0	813,783	0	813,783
Non-Agency Mortgage-Backed Securities	0	21,694	279	21,973
Asset-Backed Securities	0	37,597	16	37,613
Sovereign Issues	0	42,234	0	42,234
Common Stocks
Industrials	0	0	2,260	2,260
Warrants
Utilities	2	0	0	2
Preferred Securities
Banking & Finance	8,426	80,172	0	88,598
Industrials	0	1,566	0	1,566
Utilities	0	4,485	0	4,485

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$2,559	$0	$2,559
U.S. Treasury Bills	0	343	0	343

	$8,428	$3,358,479	$7,050	$3,373,957

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,871	$0	$0	$2,871

Total Investments	$11,299	$3,358,479	$7,050	$3,376,828

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	46	299	0	345
Over the counter	0	2,782	0	2,782

	$46	$3,081	$0	$3,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,015)	0	(1,015)
Over the counter	0	(2,872)	0	(2,872)

	$0	$(3,887)	$0	$(3,887)

Total Financial Derivative Instruments	$46	$(806)	$0	$(760)

Totals	$11,345	$3,357,673	$7,050	$3,376,068

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	111

Schedule of Investments	PIMCO Low Duration Credit Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 56.0%

ABG Intermediate Holdings 2 LLC
8.916% due 12/21/2028		$139	$139

Acrisure LLC
8.931% (LIBOR01M + 3.500%) due 02/15/2027 ~		224	222
9.681% (LIBOR01M + 4.250%) due 02/15/2027 ~		125	125

Adevinta ASA
8.322% due 06/26/2028		167	167

AerCap Holdings NV
7.390% due 10/14/2027		446	447

Ahead DB Holdings LLC
9.240% due 10/18/2027		298	297

Al Aqua Merger Sub, Inc.
9.084% due 07/31/2028		598	593

Alliant Holdings Intermediate LLC
8.831% due 11/05/2027		716	715

Altice France SA
10.808% due 08/15/2028		494	449

Altice USA
7.947% due 04/15/2027		150	136

American Airlines, Inc.
10.338% due 04/20/2028		285	294

Amsurg
TBD% due 04/28/2028 «		421	318
16.394% due 04/29/2027		634	756

AmSurg LLC
0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		176	176

AP Core Holdings LLC
10.931% due 09/01/2027		100	97

AppLovin Corp.
8.416% due 10/25/2028		486	486

Aramark Services, Inc.
7.931% due 06/22/2030		399	399

Arches Buyer, Inc.
8.666% due 12/06/2027		298	292

Armor Holding LLC
10.087% due 12/11/2028		565	568

Ascend Learning LLC
8.916% due 12/11/2028		298	285

ASGN, Inc.
7.566% due 08/30/2030		250	251

AssuredPartners, Inc.
8.816% due 02/12/2027		390	389

Asurion LLC
8.681% due 12/23/2026		604	593

Athenahealth Group, Inc.
8.568% due 02/15/2029		355	349

AVSC Holding Corp. (8.681% Cash and 0.250% PIK)
8.931% due 03/03/2025 (b)		599	579

Axalta Coating Systems U.S. Holdings, Inc.
7.900% due 12/20/2029		698	700

Barnes Group, Inc.
8.416% due 09/03/2030		700	702

Barracuda Networks, Inc.
9.869% due 08/15/2029		99	99

Bausch & Lomb Corp.
TBD% due 09/14/2028 «		900	890

BCP V Modular Services Holdings Ltd.
8.397% (EUR003M + 4.425%) due 12/15/2028 ~	EUR	400	398

BCPE Empire Holdings, Inc.
10.066% due 12/11/2028		$732	733

Berlin Packaging LLC
8.581% - 8.770% due 03/11/2028		298	295

Bracket Intermediate Holding Corp.
10.490% due 05/08/2028		499	499

Caesars Entertainment Corp.
8.666% due 02/06/2030		149	150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carnival Corp.
8.327% due 08/08/2027	$1,089	$1,088

Castlelake Aviation Ltd.
8.421% (LIBOR03M + 2.750%) due 10/22/2026 ~	526	526

CDK Global, Inc.
9.640% due 07/06/2029	743	744

Cengage Learning, Inc.
10.323% (LIBOR03M + 4.750%) due 07/14/2026 ~	200	199

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027	397	397

Charter Next Generation, Inc.
9.181% due 12/01/2027	499	495

Clarios Global LP
9.066% due 05/06/2030	700	700

Clear Channel Outdoor Holdings, Inc.
8.818% - 9.131% due 08/21/2026	412	401

Cloud Software Group, Inc.
9.990% due 03/30/2029	945	910

Clydesdale Acquisition Holdings, Inc.
9.591% due 04/13/2029	1,234	1,219

CommScope, Inc.
8.568% due 04/06/2026 «	408	374

Covanta Holding Corp.
8.334% due 11/30/2028	500	500

CQP Holdco LP
8.990% due 06/05/2028	1,221	1,224

Creative Artists Agency LLC
TBD% due 11/26/2028 «	100	100

Crocs, Inc.
8.318% - 8.540% due 02/20/2029	231	232

Cvent, Inc.
9.140% due 06/17/2030	300	299

Da Vinci Purchaser Corp.
9.431% due 01/08/2027	202	200

DirecTV Financing LLC
10.431% due 08/02/2027	778	762

Dun & Bradstreet Corp.
8.320% due 01/18/2029	686	685

Edelman Financial Center LLC
8.931% due 04/07/2028	100	99

Emrld Borrower LP
8.316% due 05/31/2030	501	501

Endure Digital, Inc.
8.792% (LIBOR03M + 3.500%) due 02/10/2028 ~	963	938

Ensono LP
9.431% due 05/26/2028	498	481

Entain Holdings Gibraltar Ltd
8.900% - 8.990% due 10/31/2029	249	249

Fertitta Entertainment LLC
9.316% due 01/27/2029	298	296

FinCo LLC
8.369% due 06/27/2029	300	300

First Student Bidco, Inc.
8.400% - 8.655% due 07/21/2028	854	834
8.400% - 8.655% (LIBOR03M + 3.000%) due 07/21/2028 ~	320	313

Fleet U.S. Bidco, Inc.
8.431% (LIBOR01M + 3.000%) due 10/07/2026 «~	370	370

Focus Financial Partners LLC
8.816% due 06/30/2028	350	350

Fogo De Chao, Inc.
TBD% due 09/20/2030	500	490

Forest City Enterprises LP
8.931% due 12/08/2025 «	360	327

Fortrea Holdings, Inc.
9.066% due 06/30/2030	249	249

Forward Air Corp.
TBD% due 09/20/2030	1,050	1,027

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foundation Building Materials Holding Co. LLC
8.881% due 01/31/2028	$880	$872

Gainwell Acquisition Corp.
9.490% due 10/01/2027	285	279

Garda World Security Corp.
9.746% due 10/30/2026	850	851

Getty Images, Inc.
9.990% due 02/19/2026	297	298

GIP Pilot Acquisition Partners LP
TBD% due 09/18/2030 «	275	275

Graham Packaging Co., Inc.
8.431% due 08/04/2027	28	28

Gray Television, Inc.
8.444% due 12/01/2028	786	768

Great Outdoors Group LLC
9.402% due 03/06/2028	298	298

Greeneden U.S. Holdings LLC
9.431% due 12/01/2027	414	415

Grinding Media, Inc.
9.242% - 9.530% due 10/12/2028 «	298	297

HUB International Ltd.
9.584% due 06/20/2030	704	706

iHeartCommunications, Inc.
8.681% due 05/01/2026	100	90

II-VI, Inc.
8.181% due 07/02/2029	373	373

INEOS Enterprises Holdings U.S. Finco LLC
9.272% due 06/23/2030	500	500

Innophos, Inc.
8.681% due 02/05/2027	597	595

Insulet Corp.
8.681% due 05/04/2028	579	580

Intelsat Jackson Holdings SA
9.772% due 02/01/2029	1,326	1,325

IRB Holding Corp.
8.416% due 12/15/2027	963	961

Ivanti Software, Inc.
9.758% due 12/01/2027	811	704

Janus International Group LLC
8.677% due 07/25/2030	250	250

Jazz Financing Lux SARL
8.931% due 05/05/2028	299	299

KUEHG Corp.
10.390% due 06/12/2030	100	100

LABL, Inc.
10.416% due 10/29/2028	689	688

LBM Acquisition LLC
9.181% due 12/17/2027	348	341

Level 3 Financing, Inc.
7.181% due 03/01/2027	200	189

Life Time Fitness, Inc.
10.611% due 01/15/2026	700	703

LifeMiles Ltd.
10.934% due 08/30/2026	409	402

Lifepoint Health, Inc.
TBD% due 11/16/2028	100	97

Madison IAQ LLC
8.689% due 06/21/2028	695	685

Magenta Buyer LLC
10.631% due 07/27/2028	733	549

Mauser Packaging Solutions Holding Co.
9.330% due 08/14/2026	748	749

McAfee LLC
9.180% due 03/01/2029	298	292

Medline Borrower LP
8.681% due 10/23/2028	298	298

MH Sub LLC
9.566% due 05/03/2028	575	557

Mitchell International, Inc.
9.181% due 10/15/2028	298	294

MPH Acquisition Holdings LLC
9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~	99	94

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nielsen Consumer, Inc.
11.566% due 03/06/2028	$300	$293

Nouryon Finance BV
TBD% due 04/03/2028	1,150	1,138

Olympus Water U.S. Holding Corp.
10.390% due 11/09/2028	450	450

OMNIA Partners LLC
TBD% - 0.500% due 07/19/2030 µ	34	34
9.601% due 07/25/2030	366	367

Ontario Gaming GTA LP
9.640% due 08/01/2030	275	276

Open Text Corp.
8.166% due 01/31/2030	299	299

Option Care Health, Inc.
8.181% due 10/27/2028	562	565

Oscar AcquisitionCo LLC
9.990% due 04/29/2029	349	347

Padagis LLC
10.280% due 07/06/2028	300	292

Parexel International Corp.
8.681% due 11/15/2028	862	857

Park River Holdings, Inc.
8.522% (LIBOR06M + 3.250%) due 12/28/2027 ~	498	483

Peraton Corp.
9.166% due 02/01/2028	298	297

Petco Health & Wellness Company, Inc.
8.902% due 03/03/2028	654	648

Phoenix Guarantor, Inc.
8.681% due 03/05/2026	846	841

Polaris Newco LLC
9.431% due 06/02/2028	1,267	1,216

Presidio Holdings, Inc.
8.916% - 8.969% due 01/22/2027	176	176

Profrac Services LLC
12.753% - 12.902% due 03/04/2025	184	185

Proofpoint, Inc.
8.681% due 08/31/2028	298	296

PUG LLC
8.931% due 02/12/2027	199	188

Quartz Acquireco LLC
8.818% due 06/28/2030 «	300	300

Rand Parent LLC
9.640% due 03/17/2030	473	460

RealPage, Inc.
8.431% due 04/24/2028	932	922

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~	518	517

Restaurant Brands International, Inc.
7.566% due 09/12/2030	1,600	1,596

Reynolds Group Holdings, Inc.
8.681% due 09/24/2028	633	634

Scientific Games Holdings LP
8.768% due 04/04/2029	788	785

SCIH Salt Holdings, Inc.
9.631% due 03/16/2027	150	149

Sedgwick Claims Management Services, Inc.
9.066% due 02/24/2028	299	298

Select Medical Corp.
8.316% due 03/06/2027	299	299

Simon & Schuster, Inc.
TBD% due 09/27/2030 «	125	124

Software AG
TBD% due 09/16/2030 «	300	300

Solis BV
8.891% due 02/26/2029	175	170

Sotera Health Holdings LLC
8.181% due 12/11/2026	300	298

Specialty Building Products Holdings LLC
9.166% due 10/15/2028	125	124

Spirit AeroSystems, Inc.
9.619% due 01/15/2027	397	397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spring Education Group, Inc.
TBD% due 09/28/2030	$200	$198

SRS Distribution, Inc.
8.916% due 06/02/2028	299	297

Surgery Center Holdings, Inc.
9.189% due 08/31/2026	406	407

Syneos
TBD% due 09/19/2030	600	588

Taboola.com Ltd.
9.431% due 09/01/2028 «	454	454

Tempo Acquisition LLC
8.066% due 08/31/2028	467	468

TransDigm, Inc.
8.640% due 08/24/2028	1,651	1,654

Trident TPI Holdings, Inc.
9.890% due 09/15/2028	150	150

Triton Water Holdings, Inc.
8.902% due 03/31/2028	299	292

Uber Technologies, Inc.
8.159% due 03/03/2030	298	299

UGI Energy Services LLC
8.666% due 02/22/2030	844	844

Ultimate Software Group, Inc.
10.022% due 05/04/2026	300	301

United Airlines, Inc.
9.182% due 04/21/2028	560	562

United Talent Agency LLC
9.431% due 07/07/2028 «	637	635

Univision Communications, Inc.
9.640% due 06/24/2029	298	299

USI, Inc.
TBD% due 09/27/2030	300	300
9.140% due 11/22/2029	684	685

Venga Finance SARL
10.434% due 06/28/2029	248	246

Vertical U.S. Newco, Inc.
9.381% due 07/30/2027	299	299

Viad Corp.
10.431% - 12.500% (PRIME + 4.000%) due 07/30/2028 ~	404	398

Whatabrands LLC
8.431% due 08/03/2028	298	298

WOOF Holdings, Inc.
9.397% due 12/21/2027	1,075	859

Worldpay LLC
TBD% due 09/20/2030	1,000	1,000

Worldwide Express Operations LLC
9.652% due 07/26/2028	348	344

XPO Logistics, Inc.
7.318% due 05/24/2028	101	102

Total Loan Participations and Assignments (Cost $77,081)		76,869

CORPORATE BONDS & NOTES 36.2%

BANKING & FINANCE 6.3%

Alliant Holdings Intermediate LLC
6.750% due 10/15/2027	300	279

Allied Universal Holdco LLC
4.625% due 06/01/2028	550	459

Burford Capital Global Finance LLC
9.250% due 07/01/2031	300	305

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	150	138
8.875% due 09/01/2031	200	194

Ford Motor Credit Co. LLC
3.664% due 09/08/2024	1,500	1,453
6.800% due 05/12/2028	200	200
7.200% due 06/10/2030	150	151
7.350% due 03/06/2030	150	152

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025	224	220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freedom Mortgage Corp.
6.625% due 01/15/2027	$900	$792
7.625% due 05/01/2026	350	327
12.000% due 10/01/2028	700	713

Icahn Enterprises LP
6.250% due 05/15/2026	300	279

Ladder Capital Finance Holdings LLLP
5.250% due 10/01/2025	1,000	964

Navient Corp.
4.875% due 03/15/2028	400	339
6.750% due 06/15/2026	300	290

OneMain Finance Corp.
7.125% due 03/15/2026	900	882

Oxford Finance LLC
6.375% due 02/01/2027	200	186

PRA Group, Inc.
7.375% due 09/01/2025	200	195

Starwood Property Trust, Inc.
4.750% due 03/15/2025	200	192

		8,710

INDUSTRIALS 29.6%

Air Canada
3.875% due 08/15/2026	825	750

Albertsons Cos., Inc.
6.500% due 02/15/2028	400	396

Altice France SA
8.125% due 02/01/2027	300	266

AMC Networks, Inc.
4.750% due 08/01/2025	225	208

American Airlines, Inc.
5.750% due 04/20/2029	1,300	1,210

Ardagh Packaging Finance PLC
5.250% due 08/15/2027	175	146

B.C. Unlimited Liability Co.
3.875% due 01/15/2028	600	539

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028	300	301

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	150	143

Beacon Roofing Supply, Inc.
6.500% due 08/01/2030	100	97

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	200	168

Bombardier, Inc.
7.500% due 02/01/2029	500	475

Caesars Entertainment, Inc.
6.250% due 07/01/2025	1,000	987

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	225	201

Carnival Corp.
5.750% due 03/01/2027	400	363
7.000% due 08/15/2029	100	99
7.625% due 03/01/2026	100	97

Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029	500	411

CCO Holdings LLC
5.125% due 05/01/2027	375	350

Central Parent LLC
8.000% due 06/15/2029	300	299

Chesapeake Energy Corp.
5.500% due 02/01/2026	850	823

Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	225	200

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	100	93

CommScope, Inc.
6.000% due 03/01/2026	300	280

Community Health Systems, Inc.
8.000% due 03/15/2026	1,100	1,050

CoreLogic, Inc.
4.500% due 05/01/2028	350	266

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	113

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSC Holdings LLC
5.250% due 06/01/2024	$150	$143
5.375% due 02/01/2028	175	143
7.500% due 04/01/2028	200	130

Delta Air Lines, Inc.
7.375% due 01/15/2026	166	168

Directv Financing LLC
5.875% due 08/15/2027	400	354

DISH DBS Corp.
5.250% due 12/01/2026	700	596
5.875% due 11/15/2024	500	466

DISH Network Corp.
11.750% due 11/15/2027	300	303

Emerald Debt Merger Sub LLC
6.625% due 12/15/2030	350	337

EnLink Midstream LLC
6.500% due 09/01/2030	100	97

EQM Midstream Partners LP
6.000% due 07/01/2025	368	363

Ford Motor Co.
5.291% due 12/08/2046	250	190

Forward Air Corp.
9.500% due 10/15/2031 (a)	700	700

Foundation Building Materials, Inc.
6.000% due 03/01/2029	400	333

Frontier Communications Holdings LLC
5.875% due 10/15/2027	225	205

goeasy Ltd.
5.375% due 12/01/2024	300	296

Grifols SA
4.750% due 10/15/2028	200	171

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	300	303

iHeartCommunications, Inc.
6.375% due 05/01/2026	875	755

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)	225	206

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	400	347

JELD-WEN, Inc.
4.875% due 12/15/2027	700	618

Kaiser Aluminum Corp.
4.625% due 03/01/2028	500	437

LABL, Inc.
6.750% due 07/15/2026	600	582
10.500% due 07/15/2027	150	141

Las Vegas Sands Corp.
2.900% due 06/25/2025	1,000	933

LBM Acquisition LLC
6.250% due 01/15/2029	700	575

Legacy LifePoint Health LLC
4.375% due 02/15/2027	250	215

LifePoint Health, Inc.
11.000% due 10/15/2030 (a)	200	200

Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/2028	1,000	999

Live Nation Entertainment, Inc.
6.500% due 05/15/2027	400	395

Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026	300	290

Medline Borrower LP
3.875% due 04/01/2029	600	508

MGM Resorts International
5.500% due 04/15/2027	300	280

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	325	276

NCL Corp. Ltd.
5.875% due 03/15/2026	400	370

NCR Atleos Escrow Corp.
9.500% due 04/01/2029	400	387

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	200	181

Northriver Midstream Finance LP
5.625% due 02/15/2026	300	286

NuStar Logistics LP
6.000% due 06/01/2026	300	291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	$300	$278

Ontario Gaming GTA LP
8.000% due 08/01/2030	400	400

Open Text Corp.
3.875% due 02/15/2028	475	415

Option Care Health, Inc.
4.375% due 10/31/2029	900	779

Organon & Co.
4.125% due 04/30/2028	300	261

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	500	444

PetSmart, Inc.
4.750% due 02/15/2028	200	175

Prime Security Services Borrower LLC
5.750% due 04/15/2026	900	874

Radiate Holdco LLC
4.500% due 09/15/2026	75	57

Rand Parent LLC
8.500% due 02/15/2030	600	556

Resorts World Las Vegas LLC
8.450% due 07/27/2030	400	385

Rockcliff Energy LLC
5.500% due 10/15/2029	500	451

Rolls-Royce PLC
3.625% due 10/14/2025	300	282

Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	1,750	1,653

Sabre GLBL, Inc.
8.625% due 06/01/2027	510	433

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	175	155

Seadrill Finance Ltd.
8.375% due 08/01/2030	350	357

Seagate HDD Cayman
8.250% due 12/15/2029	100	103

Sirius XM Radio, Inc.
5.000% due 08/01/2027	225	206

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028 (a)	300	301

Specialty Building Products Holdings LLC
6.375% due 09/30/2026	300	281

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	300	280
4.600% due 06/15/2028	500	390

Standard Industries, Inc.
4.750% due 01/15/2028	300	271

Strathcona Resources Ltd.
6.875% due 08/01/2026	150	142

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	300	275

Transocean Aquila Ltd.
8.000% due 09/30/2028 (a)	150	150

Travel & Leisure Co.
6.000% due 04/01/2027	300	286
6.625% due 07/31/2026	200	195

Trident TPI Holdings, Inc.
12.750% due 12/31/2028	100	105

Triumph Group, Inc.
7.750% due 08/15/2025	200	190
9.000% due 03/15/2028	400	396

U.S. Acute Care Solutions LLC
6.375% due 03/01/2026	1,000	862

U.S. Foods, Inc.
6.875% due 09/15/2028	100	100
7.250% due 01/15/2032	100	100

United Airlines, Inc.
4.375% due 04/15/2026	450	417

Univision Communications, Inc.
8.000% due 08/15/2028	125	121

Valaris Ltd.
8.375% due 04/30/2030	200	200

Venture Global LNG, Inc.
8.125% due 06/01/2028	325	322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viasat, Inc.
5.625% due 09/15/2025	$200	$185
5.625% due 04/15/2027	175	152
6.500% due 07/15/2028	175	122

Viking Cruises Ltd.
5.875% due 09/15/2027	200	183

Virgin Media Vendor Financing Notes DAC
5.000% due 07/15/2028	400	346

Vital Energy, Inc.
9.750% due 10/15/2030	100	102

VOC Escrow Ltd.
5.000% due 02/15/2028	200	182

Waste Pro USA, Inc.
5.500% due 02/15/2026	200	187

White Cap Buyer LLC
6.875% due 10/15/2028	300	266

Williams Scotsman, Inc.
7.375% due 10/01/2031	200	199

Wynn Las Vegas LLC
5.500% due 03/01/2025	208	205

		40,565

UTILITIES 0.3%

Calpine Corp.
4.500% due 02/15/2028	450	406

Total Corporate Bonds & Notes (Cost $51,423)		49,681

U.S. TREASURY OBLIGATIONS 4.9%

U.S. Treasury Notes
4.625% due 06/30/2025	6,700	6,643

Total U.S. Treasury Obligations (Cost $6,688)		6,643

	SHARES
COMMON STOCKS 0.0%

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(c)	52,605	0

Total Common Stocks (Cost $93)		0

WARRANTS 0.0%

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	252	0

Total Warrants (Cost $33)		0

Total Investments in Securities (Cost $135,318)		133,193

INVESTMENTS IN AFFILIATES 5.3%

SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%

PIMCO Short-Term Floating NAV Portfolio III	753,189	7,322

Total Short-Term Instruments (Cost $7,322)		7,322

Total Investments in Affiliates (Cost $7,322)		7,322

Total Investments 102.4% (Cost $142,640)		$140,515

Financial Derivative Instruments (d)(e) 0.2% (Cost or Premiums, net $(81))		273

Other Assets and Liabilities, net (2.6)%		(3,575)

Net Assets 100.0%		$137,213

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(31) at a weighted average interest rate of 4.959%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2023	45	$4,741	$(42)	$7	$0

Total Futures Contracts				$(42)	$7	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Newell Brands, Inc.	1.000%	Quarterly	06/20/2028	4.063%	$325	$(33)	$(5)	$(38)	$0	$0
OneMain Finance Corp.	5.000	Quarterly	12/20/2027	3.770	800	(44)	80	36	1	0

						$(77)	$75	$(2)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$2,700	$59	$(12)	$47	$0	$(6)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	4,600	43	2	45	0	(10)

					$102	$(10)	$92	$0	$(16)

Total Swap Agreements					$25	$65	$90	$1	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7	$1	$8	$0	$0	$(16)	$(16)

Cash of $1,551 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	115

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2023	EUR	868		$943	$25	$0

UAG	10/2023		$913	EUR	868	5	0
	11/2023	EUR	868		$914	0	(5)

Total Forward Foreign Currency Contracts						$30	$(5)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$3,600	$(39)	$56	$17	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	4,500	(55)	202	147	0

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	4,100	(12)	104	92	0

Total Swap Agreements								$(106)	$362	$256	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$25	$0	$0	$25	$0	$0	$0	$0	$25	$0	$25
GST	0	0	17	17	0	0	0	0	17	0	17
JPM	0	0	147	147	0	0	0	0	147	0	147
MYC	0	0	92	92	0	0	0	0	92	0	92
UAG	5	0	0	5	(5)	0	0	(5)	0	0	0

Total Over the Counter	$30	$0	$256	$286	$(5)	$0	$0	$(5)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$7	$8

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30	$0	$30
Swap Agreements	0	0	0	0	256	256

	$0	$0	$0	$30	$256	$286

	$0	$1	$0	$30	$263	$294

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$16	$0	$0	$0	$16

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5	$0	$5

	$0	$16	$0	$5	$0	$21

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$96	$96
Swap Agreements	0	564	0	0	(1)	563

	$0	$564	$0	$0	$95	$659

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(101)	$0	$(101)
Swap Agreements	0	0	0	0	(220)	(220)

	$0	$0	$0	$(101)	$(220)	$(321)

	$0	$564	$0	$(101)	$(125)	$338

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(327)	$(327)
Swap Agreements	0	(309)	0	0	0	(309)

	$0	$(309)	$0	$0	$(327)	$(636)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$110	$0	$110
Swap Agreements	0	0	0	0	362	362

	$0	$0	$0	$110	$362	$472

	$0	$(309)	$0	$110	$35	$(164)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	117

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$97	$71,832	$4,940	$76,869
Corporate Bonds & Notes
Banking & Finance	0	8,710	0	8,710
Industrials	200	40,365	0	40,565
Utilities	0	406	0	406
U.S. Treasury Obligations	0	6,643	0	6,643

	$297	$127,956	$4,940	$133,193

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,322	$0	$0	$7,322

Total Investments	$7,619	$127,956	$4,940	$140,515

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$8	$0	$8
Over the counter	0	286	0	286

	$0	$294	$0	$294

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16)	0	(16)
Over the counter	0	(5)	0	(5)

	$0	$(21)	$0	$(21)

Total Financial Derivative Instruments	$0	$273	$0	$273

Totals	$7,619	$128,229	$4,940	$140,788

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,510	$2,449	$(3,690)	$5	$(115)	$(61)	$1,655	$(2,813)	$4,940	$14

Totals	$7,510	$2,449	$(3,690)	$5	$(115)	$(61)	$1,655	$(2,813)	$4,940	$14

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$318	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
	176	Expected Recovery	Recovery Rate		100.000	—
	100	Recent Transaction	Purchase Price		99.500	—
	4,346	Third Party Vendor	Broker Quote		90.750-100.125	98.251

Total	$4,940

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Income Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%

American Airlines, Inc.
10.338% due 04/20/2028		$11,712	$12,086

Amsurg
TBD% due 04/28/2028 «		11,490	8,694
16.394% due 04/29/2027		28,016	33,409

AmSurg LLC
0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		8,208	8,208

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		2,545	2,548

Carnival Corp.
7.608% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	7,858	8,345
8.681% due 10/18/2028		$1,967	1,961

Cengage Learning, Inc.
10.323% (LIBOR03M + 4.750%) due 07/14/2026 ~		9,747	9,717

DirecTV Financing LLC
10.431% due 08/02/2027		4,264	4,177

Emerald TopCo, Inc.
8.818% - 9.184% due 07/24/2026		10,680	10,301

Finastra U.S.A., Inc.
5.000% - 12.627% due 09/13/2029 «µ		254	249
5.000% - 12.627% due 09/13/2029 «		2,446	2,403

iHeartCommunications, Inc.
8.431% due 05/01/2026		4,791	4,321

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		6,588	6,582

Lealand Finance Co. BV
8.431% due 06/28/2024 «		156	113

Lealand Finance Co. BV (6.431% Cash and 3.000% PIK)
9.431% due 06/30/2025 (c)		605	337

Market Bidco Ltd.
8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	24,185	24,063

Poseidon Bidco SASU
9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~		39,800	42,184

PUG LLC
8.931% due 02/12/2027		$381	361

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		487	487

SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	9,100	9,063
10.869% due 03/29/2030		$16,617	15,509

Softbank Vision Fund
5.000% due 12/21/2025 «		23,191	21,682

Sotera Health Holdings LLC
8.181% due 12/11/2026		7,203	7,160

SS&C European Holdings SARL
7.181% due 04/16/2025		165	165

SS&C Technologies, Inc.
7.181% due 04/16/2025		228	228

Syniverse Holdings, Inc.
12.390% due 05/13/2027		6,742	5,974

TransDigm, Inc.
8.640% due 02/22/2027		37,765	37,858
8.640% due 08/24/2028		65,331	65,438

U.S. Renal Care, Inc.
10.607% due 06/20/2028		2,115	1,417

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		117	88

Windstream Services LLC
9.416% due 02/23/2027		4,860	4,811
11.666% due 09/21/2027		9,763	9,431

Worldpay LLC
TBD% due 09/20/2030		7,400	7,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		$1,499	$1,321

Total Loan Participations and Assignments (Cost $365,193)			368,094

CORPORATE BONDS & NOTES 15.0%

BANKING & FINANCE 5.8%

Ally Financial, Inc.
5.800% due 05/01/2025		2,900	2,850

Asian Development Bank
4.700% due 03/12/2024	MXN	10,200	566

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6,230	5,264

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	31,841	30,198
2.625% due 04/28/2025		2,028	2,014
3.625% due 09/24/2024		6,000	6,185

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	7,100	1,809

Bank of Nova Scotia
4.900% due 06/04/2025 •(i)(j)		$1,326	1,216

Barclays PLC
6.224% due 05/09/2034 •		12,386	11,742
6.496% due 09/13/2027 •		18,300	18,259

BGC Partners, Inc.
4.375% due 12/15/2025		5,800	5,385

CaixaBank SA
6.684% due 09/13/2027 •		12,400	12,400

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300	23
4.450% due 08/17/2026 ^(d)		200	15
5.950% due 10/20/2025 ^(d)		200	15
6.000% due 07/16/2025 ^(d)		200	15
6.450% due 11/07/2024 ^(d)		600	47

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	9,000	9,444
9.152% due 01/28/2029 •		4,100	4,291

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$1,400	96
3.125% due 10/22/2025		1,600	110
3.875% due 10/22/2030		700	44
8.000% due 01/27/2024		1,300	120

Credit Suisse AG
1.250% due 08/07/2026		500	437
4.750% due 08/09/2024		500	493
5.013% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	4,900	5,201
7.500% due 02/15/2028		$1,450	1,518

Credit Suisse AG AT1 Claim ^		37,150	3,900

CTP NV
1.250% due 06/21/2029	EUR	400	319

Deutsche Bank AG
3.547% due 09/18/2031 •		$3,732	3,011
6.720% due 01/18/2029 •		1,568	1,560

EPR Properties
4.750% due 12/15/2026		627	574
4.950% due 04/15/2028		316	280

Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	4,000	3,377

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$1,900	1,697

GLP Capital LP
4.000% due 01/15/2031		1,000	834
5.300% due 01/15/2029		902	837

HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	5,331
2.848% due 06/04/2031 •		7,565	6,054
3.973% due 05/22/2030 •		2,400	2,112
4.583% due 06/19/2029 •		1,000	925
5.887% due 08/14/2027 •		13,700	13,538

International Finance Corp.
8.000% due 10/09/2023	IDR	7,400,000	479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	3,500	$3,309

Nationwide Building Society
3.960% due 07/18/2030 •		$2,390	2,105
4.302% due 03/08/2029 •		5,600	5,145

NatWest Group PLC
4.445% due 05/08/2030 •		7,400	6,684
4.892% due 05/18/2029 •		1,430	1,338
5.076% due 01/27/2030 •		6,400	5,969

New Metro Global Ltd.
4.500% due 05/02/2026		1,000	223
4.625% due 10/15/2025		200	54
4.800% due 12/15/2024		1,400	514

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	731

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,519
6.750% due 06/24/2024 •(i)(j)	GBP	35,308	41,948

Seazen Group Ltd.
6.000% due 08/12/2024		$700	385

Societe Generale SA
6.447% due 01/12/2027 •		29,000	29,004

UBS Group AG
3.091% due 05/14/2032 •		4,400	3,478
3.250% due 04/02/2026 •	EUR	3,800	3,922
4.194% due 04/01/2031 •		$3,550	3,102
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	5,950	6,289
5.959% due 01/12/2034 •		$4,805	4,613
6.327% due 12/22/2027 •		11,500	11,486
6.373% due 07/15/2026 •		22,450	22,376
6.442% due 08/11/2028 •		33,850	33,836
6.537% due 08/12/2033 •		1,100	1,088
7.750% due 03/01/2029 •	EUR	8,600	10,055
9.016% due 11/15/2033 •		$2,800	3,236

UniCredit SpA
7.830% due 12/04/2023		46,530	46,589

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,713	2,064
7.395% due 03/28/2024		539	652

Uniti Group LP
6.500% due 02/15/2029		$14,653	9,615
10.500% due 02/15/2028		13,093	12,837

VICI Properties LP
3.875% due 02/15/2029		3,700	3,201
4.500% due 09/01/2026		4,600	4,326
4.500% due 01/15/2028		3,219	2,941
4.625% due 06/15/2025		18,629	18,007
5.625% due 05/01/2024		22,052	21,932
5.750% due 02/01/2027		200	194

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(d)		6,882	3,742

			493,094

INDUSTRIALS 5.6%

Altice Financing SA
5.750% due 08/15/2029		6,626	5,439

Altice France SA
8.125% due 02/01/2027		20,558	18,257

Altria Group, Inc.
3.125% due 06/15/2031	EUR	1,900	1,712

Amdocs Ltd.
2.538% due 06/15/2030		$4,100	3,292

American Airlines Pass-Through Trust
2.875% due 01/11/2036		852	705
3.000% due 04/15/2030		209	188
3.200% due 12/15/2029		767	691
3.350% due 04/15/2031		635	566
3.375% due 11/01/2028		17,420	15,562
3.575% due 07/15/2029		1,000	919
3.600% due 03/22/2029		838	773
3.650% due 02/15/2029		343	311
3.700% due 04/01/2028		607	554

BAT Capital Corp.
6.343% due 08/02/2030		2,000	1,971

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	119

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Airways Pass-Through Trust
2.900% due 09/15/2036		$7,143	$5,932
3.300% due 06/15/2034		765	661

Carvana Co. (12.000% PIK)
12.000% due 12/01/2028 (c)		5,567	4,380

Carvana Co. (13.000% PIK)
13.000% due 06/01/2030 (c)		8,350	6,524

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (c)		9,882	7,747

CDW LLC
2.670% due 12/01/2026		15,100	13,635

Community Health Systems, Inc.
5.625% due 03/15/2027		11,900	10,222
8.000% due 03/15/2026		17,933	17,112

CoStar Group, Inc.
2.800% due 07/15/2030		6,420	5,178

CVS Pass-Through Trust
7.507% due 01/10/2032		60	62

DISH DBS Corp.
5.250% due 12/01/2026		17,540	14,939
5.750% due 12/01/2028		9,410	7,252

Exela Intermediate LLC (11.500% PIK)
11.500% due 04/15/2026 (c)		77	14

Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	785
2.500% due 03/21/2026		16,200	12,846
2.949% due 01/24/2024		8,260	7,554
3.125% due 11/17/2023		5,000	4,678
8.625% due 04/28/2034		$300	274

Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,260	2,358
5.106% due 03/15/2034		4,261	4,791

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (b)		$700	702

Imperial Brands Finance PLC
3.500% due 07/26/2026		1,700	1,592

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		27,287	24,268

JetBlue Pass-Through Trust
4.000% due 05/15/2034		2,844	2,566

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	18,100	16,551

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	274	310
6.022% (SOFRRATE + 0.712%) due 12/15/2030 ~		$4,322	3,998

Netflix, Inc.
3.875% due 11/15/2029	EUR	1,835	1,886

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$9,500	8,978
4.345% due 09/17/2027		23,270	21,251
4.810% due 09/17/2030		5,600	4,833

Noble Finance LLC
8.000% due 04/15/2030		950	963

NPC Ukrenergo
6.875% due 11/09/2028 ^(d)		800	218

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (g)(i)		920	21

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	190
5.500% due 04/12/2037 ^(d)		4,350	250
6.000% due 05/16/2024 ^(d)		1,810	104
6.000% due 11/15/2026 ^(d)		3,434	197
9.750% due 05/17/2035 ^(d)		840	48

Petroleos Mexicanos
6.700% due 02/16/2032		25,103	18,657
6.950% due 01/28/2060		3,028	1,795

Philip Morris International, Inc.
1.875% due 11/06/2037	EUR	4,600	3,234
2.000% due 05/09/2036		3,900	2,908

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		$44,282	41,015

Prosus NV
1.288% due 07/13/2029	EUR	5,000	4,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RegionalCare Hospital Partners Holdings, Inc.
9.750% due 12/01/2026		$64,783	$62,809

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	889	930
5.750% due 10/15/2027	GBP	3,043	3,536

Royal Caribbean Cruises Ltd.
11.500% due 06/01/2025		$14,615	15,440

Sands China Ltd.
5.375% due 08/08/2025		5,090	4,934
5.650% due 08/08/2028		1,700	1,601

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		2,867	2,818

Surgery Center Holdings, Inc.
10.000% due 04/15/2027 (m)		7,813	7,909

Syngenta Finance NV
4.892% due 04/24/2025		1,198	1,169

Times Square Hotel Trust
8.528% due 08/01/2026		103	102

Topaz Solar Farms LLC
4.875% due 09/30/2039		465	421
5.750% due 09/30/2039		3,674	3,399

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		534	508
4.625% due 12/03/2026		204	196

U.S. Renal Care, Inc.
10.625% due 06/28/2028		187	125

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,203	995
4.150% due 10/11/2025		152	150
5.875% due 04/15/2029		26,835	26,638

Valaris Ltd.
8.375% due 04/30/2030		160	160

Windstream Escrow LLC
7.750% due 08/15/2028		1,800	1,433

Wynn Macau Ltd.
5.500% due 01/15/2026		3,500	3,275

Yellowstone Energy LP
5.750% due 12/31/2026 «		1,153	1,142

			478,119

UTILITIES 3.6%

FORESEA Holding SA
7.500% due 06/15/2030		326	307

Gazprom PJSC via Gaz Finance PLC
2.950% due 04/15/2025	EUR	65,900	53,996

Pacific Gas & Electric Co.
1.700% due 11/15/2023		$35,000	34,806
2.100% due 08/01/2027		14,923	12,769
2.500% due 02/01/2031		200	152
3.150% due 01/01/2026		25,470	23,699
3.250% due 02/16/2024		41,700	41,217
3.250% due 06/01/2031		28,900	22,994
3.300% due 03/15/2027		1,510	1,365
3.300% due 12/01/2027		6,710	5,933
3.400% due 08/15/2024		5,892	5,753
3.500% due 06/15/2025		11,026	10,483
3.750% due 02/15/2024		12,732	12,613
3.750% due 07/01/2028		5,599	4,973
3.750% due 08/15/2042		140	90
4.000% due 12/01/2046		32	20
4.300% due 03/15/2045		479	325
4.450% due 04/15/2042		888	636
4.500% due 12/15/2041		432	296
4.550% due 07/01/2030		11,197	9,904
4.650% due 08/01/2028		800	735
4.950% due 06/08/2025		12,700	12,407
4.950% due 07/01/2050		12,225	9,128
5.450% due 06/15/2027		7,100	6,839
5.900% due 06/15/2032		9,280	8,676

Rio Oil Finance Trust
8.200% due 04/06/2028		8,645	8,729
9.250% due 07/06/2024		228	230
9.750% due 01/06/2027		4,401	4,550

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint LLC
7.125% due 06/15/2024	$14,806	$14,909
7.625% due 03/01/2026	122	125

		308,659

Total Corporate Bonds & Notes (Cost $1,430,168)		1,279,872

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

DISH Network Corp.
2.375% due 03/15/2024	4,400	4,241

Total Convertible Bonds & Notes (Cost $4,377)		4,241

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	17	18

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	187	97

Total Municipal Bonds & Notes (Cost $129)		115

U.S. GOVERNMENT AGENCIES 60.0%

Fannie Mae
5.779% due 09/25/2042 •	4	4
6.000% due 04/25/2043	4	4
6.536% due 09/01/2037 •	1,811	1,815

Freddie Mac
0.930% due 01/25/2031 ~(a)	207,613	4,028
3.104% due 10/25/2046 ~	590	560
3.500% due 11/01/2046	538	475
4.000% due 08/01/2047	969	881
6.625% due 12/25/2047 ~	344	343

Ginnie Mae
2.625% due 07/20/2045 - 12/20/2045 •	1,968	1,901
5.000% due 01/20/2049	8	8

Ginnie Mae, TBA
2.500% due 11/01/2053	18,900	15,465
3.000% due 11/01/2053	12,000	10,174
3.500% due 11/01/2053	83,700	73,336
4.000% due 10/01/2053 - 11/01/2053	32,900	29,660
4.500% due 11/01/2053	73,500	67,950
5.000% due 10/01/2053	71,500	67,757

Uniform Mortgage-Backed Security
2.000% due 06/01/2051	869	664
2.500% due 09/01/2040 - 02/01/2051	457,046	367,999
3.000% due 03/01/2030 - 12/01/2052	527,095	441,900
3.500% due 08/01/2047 - 07/01/2052	135,627	117,276
4.000% due 06/01/2038 - 07/01/2053	123,968	111,342
4.500% due 10/01/2023 - 10/01/2053	192,638	177,059
5.000% due 08/01/2052 - 08/01/2053	67,378	63,635
5.500% due 01/01/2053 - 08/01/2053	269,498	260,678
6.000% due 01/01/2029 - 08/01/2053	79,961	78,976
6.500% due 09/01/2053	4,600	4,625

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2053 - 11/01/2053	213,982	177,229
3.500% due 10/01/2053 - 11/01/2053	701,800	604,151

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/01/2053 - 11/01/2053	$820,000	$730,631
4.500% due 10/01/2053 - 11/01/2053	289,900	266,278
5.000% due 10/01/2053 - 11/01/2053	222,600	210,083
5.500% due 10/01/2053 - 11/01/2053	394,901	381,627
6.000% due 11/01/2053	580,000	572,161
6.500% due 10/01/2053 - 11/01/2053	266,300	267,442

Total U.S. Government Agencies (Cost $5,363,878)		5,108,117

U.S. TREASURY OBLIGATIONS 10.1%

U.S. Treasury Bonds
2.750% due 08/15/2047 (q)	1,000	698
3.000% due 08/15/2048 (q)	80	59
3.000% due 02/15/2049 (q)	10	7

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024 (q)	142,272	138,978
0.125% due 10/15/2024 (o)	110,426	107,062
0.125% due 04/15/2025 (o)	5,385	5,137
0.125% due 07/15/2030 (q)	37,271	32,316
0.125% due 01/15/2031 (q)	1,996	1,708
0.125% due 07/15/2031	71,786	60,991
0.250% due 01/15/2025 (o)(q)	18,262	17,567
0.250% due 07/15/2029 (o)	63,934	56,987
0.250% due 02/15/2050 (q)	5,969	3,520
0.375% due 01/15/2027 (o)(q)	3,491	3,249
0.375% due 07/15/2027 (o)(q)	950	881
0.500% due 04/15/2024 (o)(q)	95,632	93,955
0.625% due 01/15/2024 (o)(q)	161,577	160,033
0.625% due 07/15/2032	89,956	78,440
0.625% due 02/15/2043 (q)	1,064	774
0.750% due 07/15/2028 (o)	11,514	10,719
0.750% due 02/15/2042 (q)	1,082	821
0.750% due 02/15/2045 (q)	5,582	4,063
0.875% due 01/15/2029 (o)(q)	37,449	34,761
0.875% due 02/15/2047 (q)	6,205	4,531
1.000% due 02/15/2046 (q)	3,225	2,452
1.000% due 02/15/2048 (q)	7,190	5,357
1.000% due 02/15/2049 (q)	22,851	16,891
1.375% due 02/15/2044 (q)	1,049	878
1.500% due 02/15/2053 (q)	21,390	17,717
2.125% due 02/15/2040 (q)	566	549
2.125% due 02/15/2041 (q)	558	541

Total U.S. Treasury Obligations (Cost $934,509)		861,642

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.1%

225 Liberty Street Trust
4.501% due 02/10/2036	12,990	10,419
4.803% due 02/10/2036 ~	30,350	21,672

Adjustable Rate Mortgage Trust
4.510% due 11/25/2035 ^~	65	47
4.599% due 10/25/2035 ^~	82	76
5.166% due 08/25/2035 «~	37	35
5.295% due 06/25/2035 ~	2,480	2,345

American Home Mortgage Assets Trust
5.559% due 03/25/2047 •	2,179	1,890
5.566% due 10/25/2046 •	3,334	2,263
5.624% due 12/25/2046 ^•	4,204	3,485

American Home Mortgage Investment Trust
6.334% due 09/25/2035 •	739	652
6.700% due 06/25/2036 þ	8,911	1,364
7.100% due 06/25/2036 þ	3,816	583
7.654% due 12/25/2035 •	8,627	1,663

Ashford Hospitality Trust
6.755% due 04/15/2035 •	10,000	9,736
6.955% due 06/15/2035 •	18,150	17,643
7.355% due 06/15/2035 •	15,900	15,245
7.605% due 04/15/2035 •	23,253	22,392
8.255% due 06/15/2035 •	6,600	6,157

Atrium Hotel Portfolio Trust
7.280% due 12/15/2036 •	8,450	7,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.580% due 12/15/2036 •	$7,242	$6,542
7.930% due 06/15/2035 •	3,805	3,650

Austin Fairmont Hotel Trust
6.630% due 09/15/2032 •	12,155	12,081
6.830% due 09/15/2032 •	4,000	3,970
7.630% due 09/15/2032 •	2,500	2,465

BAMLL Commercial Mortgage Securities Trust
6.980% due 04/15/2036 •	6,635	6,560
7.330% due 09/15/2034 •	3,370	3,343
7.447% due 09/15/2038 •	6,000	5,145
7.597% due 03/15/2037 •	6,500	6,336
7.880% due 03/15/2034 •	21,269	20,711
8.197% due 09/15/2038 •	16,700	13,965

BAMLL Re-REMIC Trust
6.015% due 06/17/2050 ~	100	24

Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~	2,385	688

Banc of America Funding Trust
4.208% due 05/20/2036 ^«~	45	39
4.703% due 09/20/2035 ^~	27	21
5.819% due 12/20/2046 ^•	5,199	4,233
6.388% due 04/25/2037 ^þ	93	77

Banc of America Mortgage Trust
3.691% due 01/25/2036 ^«~	17	14
4.182% due 11/20/2046 ^~	168	147

Barclays Commercial Mortgage Securities Trust
6.629% due 10/15/2037 •	3,400	3,331
8.021% due 07/15/2037 •	6,576	6,120

Barclays Commercial Real Estate Trust
4.715% due 08/10/2033 ~	8,800	7,033

BCAP LLC Trust
3.549% due 03/27/2036 ~	632	446
4.252% due 10/26/2037 «~	377	364
4.475% due 11/26/2036 ~	1,212	958
5.794% due 03/25/2037 •	7,186	6,625
57.260% due 06/26/2037 ~	7,515	1,984

Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~	2	2

Bear Stearns ALT-A Trust
3.913% due 11/25/2035 ^~	289	250
4.425% due 09/25/2047 ~	13,094	7,758

Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~	35	32

Bear Stearns Mortgage Funding Trust
5.594% due 01/25/2037 •	5,077	4,327

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~	216	158

Benchmark Mortgage Trust
3.404% due 12/15/2062 ~	11,595	8,543
3.626% due 09/15/2048 ~	3,000	2,525

BHP Trust
6.703% due 08/15/2036 •	4,340	4,306

Braemar Hotels & Resorts Trust
6.755% due 06/15/2035 •	3,344	3,222

BWAY Mortgage Trust
7.647% due 09/15/2036 •	7,124	6,594
8.297% due 09/15/2036 •	8,195	7,467

BX Trust
7.092% due 10/15/2036 •	13,200	12,741
7.342% due 10/15/2036 •	16,040	15,342
7.600% due 05/15/2035 •	6,285	6,135
8.050% due 05/15/2035 •	3,600	3,468

Cascade Funding Mortgage Trust
4.000% due 10/25/2068 ~	1,641	1,620

Chase Mortgage Finance Trust
5.305% due 02/25/2037 ~	470	447
6.000% due 05/25/2036	10,831	4,749

ChaseFlex Trust
6.000% due 02/25/2035	2,335	1,848

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.684% due 06/25/2036 •	198	179

CIM Trust
4.500% due 03/25/2062 ~	59,942	56,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	$929	$790

Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~	6,556	5,826
7.347% due 10/15/2036 •	15,070	14,500
7.747% due 10/15/2036 •	19,910	18,988
8.347% due 10/15/2036 •	13,270	12,614

Citigroup Mortgage Loan Trust
0.000% due 05/01/2060 ~	339,096	288,738

CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	4,885	4,195
6.500% due 06/25/2037 ^	41	36

Colony Mortgage Capital Ltd.
6.921% due 11/15/2038 •	7,850	7,385
8.164% due 11/15/2038 •	8,000	7,216

Commercial Mortgage Trust
6.780% due 06/15/2034 •	1,800	1,484
7.030% due 06/15/2034 •	9,358	7,406

Countrywide Alternative Loan Trust
5.000% due 08/25/2035	2,463	1,530
5.500% due 04/25/2035	905	612
5.500% due 12/25/2035	185	157
5.500% due 02/25/2036 «•	116	70
5.500% due 03/25/2036 ^	39	16
5.586% due 08/25/2046 •	1,743	1,559
5.639% due 07/20/2046 ^•	77	61
5.719% due 09/20/2046 •	946	675
5.794% due 04/25/2046 •	1,025	912
6.000% due 12/25/2034	2,162	1,893
6.000% due 03/25/2036 ^	378	168
6.000% due 08/25/2036 •	465	411
6.000% due 03/25/2037 ^	948	360
6.000% due 05/25/2037 ^	8,045	3,668
6.006% due 11/25/2047 ^•	789	636
6.459% due 11/20/2035 ^•	21	11

Countrywide Asset-Backed Certificates Trust
6.154% due 11/25/2035 «•	369	345

Countrywide Home Loan Mortgage Pass-Through Trust
3.607% due 04/25/2035 ~	94	70
3.847% due 02/20/2036 ^«~	7	6
3.965% due 09/20/2036 ^~	723	622
4.082% due 11/25/2037 ~	14,826	13,538
5.500% due 11/25/2035 ^	29	16
5.578% due 10/20/2034 ~	85	82
5.704% due 04/25/2035 •	118	107
6.000% due 02/25/2037 ^	6,192	2,400
6.034% due 05/25/2035 •	854	674
6.074% due 03/25/2035 •	61	52

Countrywide Home Loan Reperforming REMIC Trust
5.794% due 03/25/2035 ^•	2,042	1,825

Credit Suisse Commercial Mortgage Trust
5.785% due 01/15/2049 ~	15,000	16,274

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~	43	40
6.000% due 01/25/2036 ^	188	113

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	30,493	17,903

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	27,660	25,448
2.215% due 11/25/2061 ~	2,333	2,239
5.492% due 07/25/2050 ~	5,138	5,087
7.247% due 07/15/2038 •	4,460	3,830
7.344% due 07/15/2032 •	2,798	2,588
7.747% due 07/15/2038 •	7,000	5,814

CRSNT Commercial Mortgage Trust
6.654% due 04/15/2036 •	16,000	14,950
7.004% due 04/15/2036 •	9,000	8,372

DBGS Mortgage Trust
8.097% due 10/15/2036 •	19,393	10,666

DBWF Mortgage Trust
7.878% due 12/19/2030 •	30,811	30,396

DC Commercial Mortgage Trust
6.314% due 09/12/2040	4,300	4,295

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.734% due 03/25/2037 ^•	195	172
5.854% due 08/25/2047 •	14,508	13,108

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	121

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		$54	$43
6.386% due 10/25/2036 ^þ		54	43

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
4.052% due 06/27/2037 ~		9,712	8,479

Downey Savings & Loan Association Mortgage Loan Trust
5.752% due 10/19/2036 ^«•		274	158

DROP Mortgage Trust
7.696% due 10/15/2043 •		15,648	12,753

Eurosail PLC
6.038% due 09/13/2045 •	GBP	1,465	1,771

Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
6.526% due 07/15/2038 •		59,405	58,959
7.696% due 07/15/2038 •		8,080	7,963

First Horizon Mortgage Pass-Through Trust
4.148% due 02/25/2036 «~		11	10
5.750% due 05/25/2037 ^		74	32

GS Mortgage Securities Corp. Trust
7.104% due 12/15/2036 •		3,182	3,076
7.354% due 12/15/2036 •		3,614	3,466
7.397% due 08/15/2032 •		3,125	3,025
7.443% due 07/15/2025 •		7,135	6,966
7.647% due 08/15/2032 •		6,813	6,546
7.743% due 07/15/2025 •		52,938	51,829
7.954% due 12/15/2036 •		1,000	949

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~		1,171	1,001
0.000% due 01/25/2061 ~(a)		214,573	7,718
0.000% due 12/25/2061 ~(a)		453	440
0.140% due 01/25/2061 ~(a)		209,869	985
2.750% due 01/25/2061 ~		166,360	150,366
3.250% due 01/25/2061 ~		12,636	10,197
3.500% due 01/25/2061 ~		8,832	7,109
3.875% due 01/25/2061 ~		7,473	5,938
3.997% due 12/25/2061 ~		248,107	207,369
4.250% due 01/25/2061 ~		4,076	3,148
4.750% due 01/25/2061 ~		3,533	2,610
5.542% due 01/25/2061 ~		3,303	2,364

GSMPS Mortgage Loan Trust
3.769% due 06/25/2034 ~		1,532	1,399

GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~		4	4

HarborView Mortgage Loan Trust
4.740% due 06/19/2045 ^•		758	376
5.476% due 12/19/2036 ^•		5,257	4,388

Harvest Commercial Capital Loan Trust
3.290% due 09/25/2046 ~		1,630	1,589

Hawaii Hotel Trust
7.379% due 05/15/2038 •		7,810	7,608
7.539% due 05/15/2038 •		18,016	17,603

HSI Asset Securitization Corp. Trust
6.424% due 07/25/2035 •		3,148	2,601

Impac CMB Trust
5.216% due 12/25/2032 «þ		140	132

Impac Secured Assets Trust
6.074% due 03/25/2036 •		1,251	994

Independence Plaza Trust
4.356% due 07/10/2035		1,600	1,439

IndyMac INDA Mortgage Loan Trust
4.551% due 08/25/2037 «~		98	91

IndyMac INDX Mortgage Loan Trust
3.328% due 05/25/2037 ^~		1,218	947
3.570% due 05/25/2037 ^~		1,379	914
3.755% due 09/25/2035 ^~		50	44
5.794% due 01/25/2037 •		8,056	7,031

InTown Mortgage Trust
9.017% due 08/15/2039 •		9,800	9,822

JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~		97	55
3.881% due 12/25/2036 «~		29	27
3.924% due 10/25/2036 ~		8,401	7,161
4.936% due 12/25/2035 ^~		435	321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
0.360% due 10/05/2040 ~(a)	$51,900	$911
6.241% due 02/12/2051 ~	211	1,749
7.196% due 12/15/2036 •	3,810	1,314
7.235% due 10/05/2040	5,500	5,426
7.547% due 09/15/2029 •	7,700	6,123
7.797% due 09/15/2029 •	8,698	5,898

JP Morgan Mortgage Trust
3.932% due 05/25/2036 ~	215	175
4.358% due 06/25/2037 ^~	173	135
4.358% due 06/25/2037 ^«~	46	35
4.516% due 08/25/2036 ^~	586	471
4.750% due 01/25/2063 ~	17,186	15,878
4.909% due 07/25/2035 «~	2	2
6.500% due 09/25/2035 «	95	61

Lavender Trust
6.250% due 10/26/2036	1,050	514

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	11,445	10,592
1.892% due 10/25/2066 þ	5,299	4,930
1.991% due 09/25/2060 ~	1,801	1,788
7.183% due 01/28/2070 •	2,239	2,243

Lehman Mortgage Trust
6.000% due 08/25/2036 ^	375	293
6.000% due 09/25/2037 ^	111	100

Lehman XS Trust
5.794% due 12/25/2036 •	6,702	6,371
5.814% due 09/25/2046 •	167	139

LUXE Commercial Mortgage Trust
7.204% due 10/15/2038 •	18,339	17,946

MASTR Adjustable Rate Mortgages Trust
5.644% due 04/25/2046 •	193	170

MASTR Alternative Loan Trust
6.750% due 07/25/2036	395	141

MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,643	1,317

Merrill Lynch Alternative Note Asset Trust
6.034% due 03/25/2037 •	598	153

Merrill Lynch Mortgage Investors Trust
4.261% due 11/25/2035 •	31	30
6.154% due 08/25/2035 •	1,900	1,769

MFA Trust
5.570% due 09/25/2067 þ	19,244	18,834

MFT Trust
3.358% due 02/10/2042	5,000	3,196
3.593% due 02/10/2042 ~	6,815	4,038

Morgan Stanley Bank of America Merrill Lynch Trust
4.908% due 12/15/2046 ~	4,015	3,549

Morgan Stanley Capital Trust
5.187% due 10/12/2052 ~	133	130
6.905% due 11/15/2034 •	5,400	5,250
7.691% due 12/15/2036 •	9,000	2,925
7.705% due 11/15/2034 •	20,993	20,200
8.523% due 12/15/2038 •	2,500	2,304

Morgan Stanley Mortgage Capital Holdings Trust
3.865% due 09/13/2039 ~	2,681	1,946

Mortgage Equity Conversion Asset Trust
5.950% due 01/25/2042 •	4,975	4,851

MRCD Mortgage Trust
2.718% due 12/15/2036	19,530	14,303

Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~	21,999	16,597
4.932% due 06/17/2038 ~	11,706	9,957
8.500% due 11/15/2034 •	8,000	7,508

New Orleans Hotel Trust
6.369% due 04/15/2032 •	3,300	3,172
6.969% due 04/15/2032 •	12,440	11,712

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~	2,004	1,832

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.281% due 04/25/2036 ^~	2,006	1,708
5.624% due 06/25/2037 •	3,667	3,090

Nomura Resecuritization Trust
6.334% due 01/25/2037 •	21,448	19,842

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
6.844% due 04/25/2063 þ		$5,100	$5,112

Pepper Residential Securities Trust
6.333% due 11/18/2060 •		196	196

RBSSP Resecuritization Trust
3.910% due 01/26/2036 ~		2,324	2,064

RCKT Mortgage Trust
6.808% due 09/25/2043 ~		3,200	3,199

Real Estate Asset Liquidity Trust
2.419% due 06/12/2054 ~	CAD	1,164	848

Residential Accredit Loans, Inc. Trust
5.476% due 09/25/2046 •		$5,474	4,627
5.754% due 01/25/2037 •		11,277	9,597
5.814% due 07/25/2036 •		138	127
5.986% due 09/25/2045 •		174	150
6.000% due 09/25/2036 ^		348	146

RESIMAC Bastille Trust
6.373% due 09/05/2057 •		305	305

Sequoia Mortgage Trust
6.219% due 09/20/2034 «•		77	64

SFO Commercial Mortgage Trust
7.846% due 05/15/2038 •		23,560	18,238
8.346% due 05/15/2038 •		5,000	3,733

Starwood Mortgage Trust
7.147% due 04/15/2034 •		7,734	7,538
7.697% due 04/15/2034 •		10,000	9,644

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	12,154	14,841

Structured Adjustable Rate Mortgage Loan Trust
5.170% due 09/25/2035 ~		$123	108
5.734% due 02/25/2037 •		2,233	2,116
6.177% due 04/25/2034 «~		4	4

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •		994	329
5.974% due 08/25/2035 •		271	238

Structured Asset Securities Corp.
5.684% due 07/25/2035 •		13,053	11,786
5.694% due 05/25/2043 •		7,488	6,820

Structured Asset Securities Corp. Mortgage Loan Trust
5.684% due 05/25/2036 •		13,915	11,135

TBW Mortgage-Backed Trust
5.794% due 01/25/2037 •		14,841	3,381
6.470% due 09/25/2036 ^þ		473	14
6.620% due 03/25/2037 þ		9,147	1,999

Tharaldson Hotel Portfolio Trust
7.742% due 11/11/2034 •		2,391	2,330

Thornburg Mortgage Securities Trust
6.074% due 09/25/2043 •		12	11

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		4,737	4,375
3.250% due 07/25/2056 ~		1,100	1,053
3.750% due 07/25/2062 ~		8,610	7,795
3.750% due 09/25/2062		91,537	82,786

Trinity Square PLC
6.550% due 07/15/2059 •	GBP	9,700	11,793
6.850% due 07/15/2059 •		2,800	3,397
7.150% due 07/15/2059 •		1,900	2,290
7.900% due 07/15/2059 •		900	1,084

Uropa Securities PLC
5.600% due 10/10/2040 •		2,643	2,924

VASA Trust
6.697% due 07/15/2039 •		$10,800	7,833
7.197% due 07/15/2039 •		10,000	6,858

Waikiki Beach Hotel Trust
6.927% due 12/15/2033 •		5,000	4,842
7.477% due 12/15/2033 •		8,650	8,362

WaMu Commercial Mortgage Securities Trust
4.010% due 11/23/2043 ~		1,082	1,082
5.258% due 03/23/2045 ~		12,493	12,023

WaMu Mortgage Pass-Through Certificates Trust
3.649% due 02/25/2037 ^~		186	159
4.269% due 12/25/2046 •		112	97
4.641% due 10/25/2035 ~		3,017	2,683
5.724% due 12/25/2045 •		1,732	1,612
5.826% due 11/25/2042 •		35	32

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.913% due 09/25/2033 «~		$18	$16
5.994% due 11/25/2045 •		1,637	1,464
6.414% due 11/25/2034 •		223	204

Warwick Finance Residential Mortgages PLC
6.169% due 12/21/2049 •	GBP	9,728	11,880

Wells Fargo Commercial Mortgage Trust
7.537% due 02/15/2037 •		$2,200	2,142

Wells Fargo Mortgage-Backed Securities Trust
4.680% due 04/25/2036 ^~		555	514
5.238% due 11/25/2037 ^~		149	128
5.730% due 10/25/2037 ~		10,931	9,159
6.073% due 09/25/2033 «~		24	22

Total Non-Agency Mortgage-Backed Securities (Cost $2,415,090)			2,135,754

ASSET-BACKED SECURITIES 18.7%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		1,368	1,281

Aames Mortgage Trust
6.950% due 11/25/2031 þ		631	547
7.150% due 01/25/2032 «þ		279	253

ABFC Trust
6.184% due 06/25/2037 •		4,307	3,272

AccessLex Institute
5.752% due 09/26/2033 •		1,630	1,581

Accredited Mortgage Loan Trust
5.694% due 09/25/2036 •		1,292	1,269

Ameriquest Mortgage Securities Trust
5.944% due 04/25/2036 •		554	550

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.903% due 06/25/2033 ^•		979	870
6.184% due 01/25/2036 •		500	480
6.379% due 07/25/2035 •		5,000	4,825
6.784% due 03/25/2033 «•		157	145

Ares European CLO DAC
4.766% due 10/21/2033 •	EUR	24,950	26,129

Argent Securities Trust
5.734% due 06/25/2036 •		$3,275	1,664
5.814% due 03/25/2036 •		5,227	4,590
5.914% due 07/25/2036 •		1,074	276

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
7.384% due 05/25/2034 •		793	582

Asset-Backed Securities Corp. Home Equity Loan Trust
3.797% due 01/25/2036 •		8,119	6,856
6.409% due 06/25/2035 •		2,000	1,701

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		22,201	21,718

Ayresome CDO Ltd.
5.989% due 12/08/2045 •		2,515	739

Bastille Euro CLO DAC
4.813% due 01/15/2034 •	EUR	50,000	52,048

Bayview Financial Mortgage Pass-Through Trust
6.303% due 04/28/2036 •		$400	386

Bear Stearns Asset-Backed Securities Trust
5.674% due 06/25/2047 •		132	131
5.784% due 06/25/2047 •		25,753	21,455
7.034% due 10/25/2037 •		34,587	32,763
7.384% due 08/25/2035 •		14,891	14,510

Bear Stearns Structured Products, Inc. Trust
7.434% due 03/25/2037 •		7,000	6,455

Betony CLO Ltd.
6.711% due 04/30/2031 •		1,868	1,866

BlueMountain CLO Ltd.
6.650% due 07/15/2031 •		12,200	12,169

BlueMountain Fuji EUR CLO DAC
4.573% due 01/15/2033 •	EUR	10,200	10,576

Bosphorus CLO DAC
4.665% due 12/15/2030 •		2,032	2,125

Capitalsource Real Estate Loan Trust
6.193% due 01/20/2037 •		$921	883
6.293% due 01/20/2037 •		650	592
6.393% due 01/20/2037 •		400	341

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Global Market Strategies CLO Ltd.
6.568% due 07/20/2031 •		$11,708	$11,690
6.928% due 07/20/2032 •		7,500	7,492

Carrington Mortgage Loan Trust
5.624% due 06/25/2037 •		6,586	6,337
5.959% due 02/25/2036 «•		489	464
6.424% due 06/25/2035 •		21,959	21,356
7.234% due 05/25/2035 •		15,328	12,455

Carvana Auto Receivables Trust
5.710% due 07/10/2029		2,000	1,980
6.090% due 11/10/2026		2,000	1,999
6.160% due 10/10/2028		1,600	1,604
6.160% due 09/10/2029		3,800	3,799

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		2,268	2,065

Centex Home Equity Loan Trust
4.924% due 06/25/2034 þ		5,685	5,323
6.084% due 03/25/2033 •		1,414	1,391

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		16,373	15,906

Citigroup Mortgage Loan Trust
5.869% due 11/25/2036 •		602	585
6.094% due 02/25/2035 •		370	344
6.124% due 10/25/2035 ^•		800	686

College Avenue Student Loans LLC
4.130% due 12/26/2047		1,489	1,402
6.634% due 12/26/2047 •		1,102	1,092
7.084% due 11/26/2046 •		454	456

Conseco Finance Corp.
7.500% due 03/01/2030 ~		2,841	1,066

Conseco Finance Securitizations Corp.
7.179% due 09/01/2033 •		2,131	2,092

Countrywide Asset-Backed Certificates Trust
4.138% due 12/25/2034 •		1,093	1,012
5.499% due 02/25/2035 ~		4,460	3,691
5.574% due 06/25/2047 ^•		7,796	6,866
5.634% due 10/25/2047 •		5,762	5,386
5.654% due 05/25/2047 •		4,274	3,931
5.684% due 06/25/2047 •		200	190
5.694% due 04/25/2046 •		1,721	1,563
5.734% due 03/25/2047 ^•		4,122	4,008
5.839% due 09/25/2046 •		1,665	1,267
5.874% due 05/25/2037 •		21,090	19,846
5.914% due 04/25/2037 •		40	33
5.914% due 03/25/2047 ^•		10,109	8,661
5.934% due 01/25/2046 ^•		5,775	5,347
6.124% due 05/25/2036 •		62	61
6.134% due 03/25/2036 ^•		5,111	4,420
6.174% due 08/25/2047 •		24,286	23,023
6.334% due 10/25/2047 •		9	8

CPS Auto Receivables Trust
6.130% due 09/15/2026		11,073	11,100

Credit-Based Asset Servicing & Securitization CBO Ltd.
5.903% due 02/16/2041 •		128,899	1,447
6.011% due 12/15/2034 •		10,528	504

Credit-Based Asset Servicing & Securitization LLC
3.340% due 03/25/2034 •		129	129

CVC Cordatus Loan Fund DAC
4.561% due 08/15/2032 •	EUR	1,889	1,973

ECMC Group Student Loan Trust
6.479% due 05/25/2067 •		$1,928	1,901

EFS Volunteer LLC
6.166% due 10/25/2035 •		260	260

Ellington Loan Acquisition Trust
6.534% due 05/25/2037 •		11,046	10,532

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(b)		11,500	11,500

EMC Mortgage Loan Trust
8.434% due 11/25/2030 •		3,976	3,835

Ent Auto Receivables Trust
6.240% due 01/16/2029		2,000	2,003
6.260% due 11/15/2029		1,000	1,001

Finance of America Structured Securities Trust
2.000% due 04/25/2073 þ		4,427	4,280
3.000% due 09/25/2061 þ		12,794	11,742

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
5.554% due 11/25/2036 •		$1,797	$1,570
5.734% due 05/25/2036 •		1,966	1,880
5.744% due 07/25/2036 •		245	230
5.914% due 04/25/2036 •		7,600	6,703

First NLC Trust
2.629% due 05/25/2035 •		9,636	8,337

Fremont Home Loan Trust
5.574% due 11/25/2036 •		3,809	2,218

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		3,789	3,792

GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		11,500	11,325
5.340% due 06/15/2028		11,500	11,287
5.520% due 11/15/2027		22,400	22,035
5.690% due 03/15/2029		12,259	11,983

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		6,340	6,325

Golub Capital Partners CLO Ltd.
6.608% due 04/20/2031 •		3,923	3,916

Greywolf CLO Ltd.
6.773% due 01/27/2031 •		12,900	12,882

GSAA Home Equity Trust
5.674% due 05/25/2047 •		1,568	910
5.874% due 03/25/2047 •		5,361	1,927
6.334% due 08/25/2037 •		64	62
6.741% due 03/25/2036 þ		3,867	1,107

GSAMP Trust
5.574% due 03/25/2047 •		10,815	9,500
5.604% due 01/25/2037 •		826	794
5.914% due 09/25/2036 •		8,822	3,122
6.184% due 01/25/2034 •		1,412	1,339
6.409% due 06/25/2034 •		623	618

Harley Marine Financing LLC
6.682% due 05/15/2043 «þ		751	709

Harvest SBA Loan Trust
7.679% due 08/25/2044 •		2,235	2,218

Hildene TruPS Securitization Ltd.
7.405% due 05/22/2039 •		36,575	35,569

Home Equity Asset Trust
6.034% due 07/25/2036 •		1,000	888

Home Equity Loan Trust
5.624% due 04/25/2037 •		10,932	10,165
5.664% due 04/25/2037 •		498	478

Home Equity Mortgage Loan Asset-Backed Trust
5.624% due 04/25/2037 •		6,844	4,435
5.814% due 06/25/2036 •		574	564
6.679% due 03/25/2035 •		2,845	2,747

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •		57	18

JP Morgan Mortgage Acquisition Corp.
6.019% due 01/25/2036 •		8,737	8,468
6.334% due 09/25/2035 •		3,400	2,998
6.394% due 06/25/2035 •		7,474	6,039

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		357	350
5.884% due 07/25/2036 •		5,000	4,197

Laurelin DAC
4.425% due 10/20/2031 •	EUR	40,500	42,229

LCCM Trust
6.897% due 11/15/2038 •		$7,400	7,338

LCM Loan Income Fund Ltd.
6.618% due 04/20/2031 •		16,517	16,441

Lehman XS Trust
5.674% due 02/25/2037 •		3,555	3,412
5.754% due 02/25/2037 •		1,449	1,389

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		2,669	2,637

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		3,764	3,723

Long Beach Mortgage Loan Trust
5.734% due 06/25/2036 •		8,212	3,880
5.734% due 09/25/2036 •		10,699	6,677
5.894% due 10/25/2036 •		31,545	9,497
6.034% due 02/25/2036 •		6,902	5,511

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	123

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.064% due 01/25/2046 •		$3,170	$2,955

Magnetite Ltd.
0.000% due 10/25/2033 •(b)		26,900	26,900

Marlay Park CLO DAC
4.403% due 10/15/2030 •	EUR	3,532	3,697

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •		$275	78
5.644% due 05/25/2037 •		94	89
7.159% due 06/25/2035 •		470	471

Merrill Lynch Mortgage Investors Trust
5.654% due 08/25/2037 •		1,123	573
5.694% due 03/25/2037 •		949	840
5.724% due 08/25/2037 •		416	370
5.954% due 04/25/2037 •		616	299
6.184% due 09/25/2035 •		4,232	4,054
6.234% due 08/25/2035 •		1,122	1,061

METAL LLC
4.581% due 10/15/2042		2,788	1,718

MF1 LLC
7.477% due 06/19/2037 •		22,100	22,038
7.962% due 09/17/2037 •		9,600	9,624

Morgan Stanley ABS Capital, Inc. Trust
5.684% due 07/25/2036 •		60	51
5.914% due 09/25/2036 •		6,847	2,447
5.974% due 03/25/2036 •		2,861	2,732
6.139% due 12/25/2034 •		80	74
6.364% due 02/25/2035 •		1,075	972
6.454% due 01/25/2035 •		1,158	1,083

National Collegiate Student Loan Trust
5.754% due 10/27/2031 •		2,350	2,306
5.792% due 10/25/2033 •		1,183	1,156

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		2,862	2,535
1.330% due 04/15/2069		3,709	3,260

Navient Student Loan Trust
6.329% due 08/26/2069 •		4,108	4,076

Nelnet Student Loan Trust
6.640% due 02/20/2041		5,113	5,088

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.584% due 07/25/2036 •		15,669	14,324
6.094% due 11/25/2035 •		2,500	2,363
6.094% due 10/25/2036 ^•		2,072	463

Northwoods Capital Ltd.
7.271% due 06/15/2031 •		2,682	2,689

NovaStar Mortgage Funding Trust
5.754% due 05/25/2036 •		1,069	1,041
6.349% due 10/25/2035 •		6,654	6,155
7.534% due 12/25/2034 «•		74	59

Octagon Investment Partners Ltd.
6.530% due 04/16/2031 •		15,300	15,263

Octagon Loan Funding Ltd.
6.821% due 11/18/2031 •		12,348	12,333

OneMain Financial Issuance Trust
4.890% due 10/14/2034		36,800	36,055

Option One Mortgage Loan Trust Asset-Backed Certificates
6.124% due 11/25/2035 •		1,875	1,760

Ownit Mortgage Loan Trust
5.754% due 10/25/2037 •		10,261	9,807
5.854% due 01/25/2037 •		1,104	1,042
5.894% due 10/25/2037 •		5,593	5,384

Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		7,107	7,013
2.030% due 10/15/2029		6,379	6,246
4.970% due 01/15/2030		4,917	4,865
7.128% due 06/16/2031		14,300	14,358
7.600% due 12/16/2030		5,008	5,033

Palisades CDO Ltd.
6.257% due 07/22/2039 •		2,299	2,296

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(b)		18,300	18,300

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.169% due 09/25/2035 •		6,203	5,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.469% due 05/25/2035 •		$7,804	$6,139
6.484% due 06/25/2035 •		4,230	3,515
7.159% due 09/25/2034 •		2,649	2,520

People’s Choice Home Loan Securities Trust
6.379% due 05/25/2035 ^•		851	768

Popular ABS Mortgage Pass-Through Trust
5.744% due 11/25/2036 •		7,481	5,928

PRET LLC
1.843% due 09/25/2051 þ		45,614	41,479
1.868% due 07/25/2051 þ		12,253	11,390
1.992% due 02/25/2061 þ		1,752	1,660
2.487% due 07/25/2051 þ		14,249	13,600
2.487% due 10/25/2051 ~		3,622	3,302
2.487% due 10/25/2051 þ		22,633	21,375
3.721% due 07/25/2051 þ		24,522	23,773
5.240% due 04/25/2052 þ		28,130	27,407
5.927% due 06/25/2052 þ		52,153	50,737
6.559% due 08/25/2052 þ		3,270	3,229

Purple Finance CLO DAC
4.521% due 01/25/2031 •	EUR	987	1,038

Quest Trust
6.014% due 08/25/2036 •		$6,958	6,217

RAAC Trust
6.034% due 06/25/2044 •		1,337	1,111

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		2,494	2,345

Residential Asset Mortgage Products Trust
6.019% due 03/25/2036 •		18,400	15,905
6.114% due 12/25/2035 •		844	733

Residential Asset Securities Corp. Trust
5.974% due 07/25/2036 •		1,223	1,046
6.064% due 02/25/2036 •		1,500	1,396
6.394% due 01/25/2036 •		2,608	2,358
6.409% due 09/25/2035 •		3,536	3,436

Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		16,000	15,701
4.960% due 11/15/2028		14,000	13,648

Saranac CLO Ltd.
7.258% due 06/22/2030 •		3,965	3,970

Saxon Asset Securities Trust
5.744% due 09/25/2037 •		4,124	3,884
5.914% due 10/25/2046 •		9,050	7,620
7.184% due 12/25/2037 •		2,442	2,231

Securitized Asset-Backed Receivables LLC Trust
5.874% due 01/25/2037 •		4,020	2,830
6.014% due 12/25/2035 •		262	253
6.049% due 01/25/2035 •		2,433	2,199
6.484% due 03/25/2035 •		191	183

Segovia European CLO DAC
4.430% due 01/18/2031 •	EUR	2,187	2,290

SLM Student Loan Trust
6.229% due 03/25/2026 •		$42,560	42,089

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	3,850
2.340% due 09/15/2034		1,754	1,703
3.940% due 02/16/2055		19,804	18,393
4.550% due 02/16/2055		8,110	7,464
4.950% due 02/16/2055		2,107	1,905
5.950% due 02/16/2055		3,767	3,511
6.763% due 02/16/2055 •		19,804	19,679

Sofi Professional Loan Program LLC
3.700% due 05/25/2040 ~		4,200	4,042

SoFi Professional Loan Program LLC
2.630% due 07/25/2040		435	432

Soundview Home Loan Trust
5.544% due 01/25/2037 •		7,725	5,491
5.584% due 03/25/2037 •		2,320	2,137
5.604% due 07/25/2037 •		4,920	4,106
5.634% due 06/25/2037 •		39,746	27,504
5.674% due 11/25/2036 •		5,889	1,639
5.774% due 11/25/2036 •		3,403	947
6.384% due 09/25/2037 •		809	629
6.409% due 03/25/2036 •		1,000	882

Structured Asset Investment Loan Trust
6.154% due 07/25/2035 •		1,501	1,392
6.259% due 05/25/2034 •		1,374	1,300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.369% due 09/25/2034 •		$3,390	$3,248

Structured Asset Securities Corp.
6.634% due 02/25/2035 •		542	513

Structured Asset Securities Corp. Mortgage Loan Trust
5.589% due 09/25/2036 •		754	465
5.814% due 12/25/2035 •		2,397	2,303

Terwin Mortgage Trust
5.754% due 07/25/2037 «•		30	30

Theorem Funding Trust
1.850% due 02/15/2028		901	893
6.060% due 12/15/2028		4,657	4,615

Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,608
4.000% due 11/25/2058 ~		5,000	4,548

Trinitas Euro CLO DAC
4.635% due 10/20/2032 •	EUR	2,700	2,821

TruPS Financials Note Securitization Ltd.
7.229% due 09/20/2039 •		$3,113	3,012

Upstart Pass-Through Trust Series
4.300% due 05/20/2030		2,011	1,941

Upstart Securitization Trust
3.120% due 03/20/2032		6,968	6,852
4.370% due 05/20/2032		12,262	12,175
5.500% due 06/20/2032		7,143	6,959

WAVE Trust
3.844% due 11/15/2042		4,889	3,954

Wind River CLO Ltd.
6.622% due 07/18/2031 •		3,884	3,861

Total Asset-Backed Securities (Cost $1,675,251)			1,587,617

SOVEREIGN ISSUES 2.5%

Argentina Government International Bond
0.750% due 07/09/2030 þ		10,378	2,879
1.000% due 07/09/2029		1,115	308
3.500% due 07/09/2041 þ		9,847	2,555
3.625% due 07/09/2035 þ		40,783	10,180
3.625% due 07/09/2046 þ		115	29
4.250% due 01/09/2038 þ		10,711	3,152
15.500% due 10/17/2026	ARS	129,155	31

Autonomous City of Buenos Aires
116.492% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	15

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	483,794	23,297
4.000% due 11/30/2028 (h)		116,441	6,272

Peru Government International Bond
5.400% due 08/12/2034	PEN	674	153
6.900% due 08/12/2037		10	3
6.950% due 08/12/2031		201	53

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	21,052	24

Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	3,649
3.750% due 02/07/2034		6,330	5,296
5.500% due 09/18/2028		13,300	13,948

Russia Government International Bond
4.250% due 06/23/2027 ^(d)		$5,200	2,808
4.750% due 05/27/2026 ^(d)		6,000	3,270
5.250% due 06/23/2047 ^(d)		12,400	4,526
5.625% due 04/04/2042 ^(d)		3,400	2,321
5.875% due 09/16/2043 ^(d)		1,800	1,143
7.150% due 11/12/2025	RUB	1,955,413	8,308
7.950% due 10/07/2026		766,427	2,780

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	1,296,000	70,458

State Agency of Roads of Ukraine
6.250% due 06/24/2030 ^(d)		$1,800	488

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkey Government International Bond
4.250% due 03/13/2025	$23,900	$22,872
5.250% due 03/13/2030	15,400	12,848
6.125% due 10/24/2028	2,500	2,285
7.625% due 04/26/2029	7,700	7,404

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024	1,000	1,004

Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)	124	12
7.650% due 04/21/2025 ^(d)	3,123	297
8.250% due 10/13/2024 ^(d)	2,021	192
9.250% due 09/15/2027 ^(d)	729	75
9.250% due 05/07/2028 ^(d)	2,886	299
11.750% due 10/21/2026 ^(d)	130	13
11.950% due 08/05/2031 ^(d)	6,600	685

Total Sovereign Issues (Cost $304,304)		215,932

	SHARES
COMMON STOCKS 0.4%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	3,264

iHeartMedia, Inc. ‘A’ (e)	487,321	1,540

iHeartMedia, Inc. ‘B’ «(e)	378,169	1,075

		5,879

CONSUMER DISCRETIONARY 0.0%

Urbi Desarrollos Urbanos SAB de CV (e)	4,107	2

FINANCIALS 0.1%

Hipotecaria Su Casita SA de CV «(e)	345,787	0

Intelsat Emergence SA «(e)(k)	372,608	9,990

UBS Group AG	17,485	433

		10,423

INDUSTRIALS 0.2%

Drillco Holding Lux SA «(e)	7,901	208

Drillco Holding Lux SA «(e)(k)	23,705	622

Neiman Marcus Group Ltd. LLC «(e)(k)	110,888	15,078

Voyager Aviation Holdings LLC «(e)	958	0

Westmoreland Mining Holdings «(e)(k)	2,910	33

Westmoreland Mining LLC «(e)(k)	2,936	19

		15,960

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(e)	224,335	$0

UTILITIES 0.0%

Windstream Units «(e)	5,491	109

Total Common Stocks (Cost $64,859)		32,373

RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(e)	40,651	380

Total Rights (Cost $0)		380

WARRANTS 0.0%

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	0

Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	12

		12

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	38,865	360

Total Warrants (Cost $6,406)		372

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	12,400,000	10,378
4.000% due 12/01/2030 •(i)	1,400,000	989

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)	500,000	469

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(i)	4,581,775	4,463

		16,299

INDUSTRIALS 0.0%

Voyager Aviation Holdings LLC
9.500% «	5,748	0

Total Preferred Securities (Cost $22,225)		16,299

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.		2,443	$51

Uniti Group, Inc.		3,766	18

Total Real Estate Investment Trusts (Cost $58)			69

SHORT-TERM INSTRUMENTS 6.5%

REPURCHASE AGREEMENTS (l) 6.1%
			518,700

		PRINCIPAL AMOUNT (000S)
ARGENTINA TREASURY BILLS 0.1%
66.135% due 10/18/2023 - 11/23/2023 (f)(g)(h)	ARS	6,515,970	8,893

U.S. TREASURY BILLS 0.3%
5.413% due 10/05/2023 - 12/28/2023 (b)(f)(g)(o)(q)		$27,714	27,555

Total Short-Term Instruments (Cost $558,496)			555,148

Total Investments in Securities (Cost $13,144,943)			12,166,025

		SHARES
INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%

PIMCO Short-Term Floating NAV Portfolio III		17,752,944	172,576

Total Short-Term Instruments (Cost $172,616)			172,576

Total Investments in Affiliates (Cost $172,616)			172,576

Total Investments 144.9% (Cost $13,317,559)			$12,338,601

Financial Derivative Instruments (n)(p) (0.1)% (Cost or Premiums, net $42,256)			(6,349)

Other Assets and Liabilities, net (44.8)%			(3,819,693)

Net Assets 100.0%			$8,512,559

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	125

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$474	$622	0.01%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	25,427	9,990	0.12
Neiman Marcus Group Ltd. LLC	09/25/2020	3,571	15,078	0.18
Westmoreland Mining Holdings	03/26/2019	9	33	0.00
Westmoreland Mining LLC	06/30/2023	19	19	0.00

		$29,500	$25,742	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.270%	09/29/2023	10/02/2023	$22,600	U.S. Treasury Bonds 1.750% due 08/15/2041	$(23,067)	$22,600	$22,610
BPS	5.330	09/29/2023	10/02/2023	257,800	U.S. Treasury Notes 0.250% due 07/31/2025	(263,323)	257,800	257,914
	5.330	10/02/2023	10/03/2023	238,300	U.S. Treasury Notes 0.750% due 04/30/2026	(243,316)	238,300	238,300

Total Repurchase Agreements						$(529,706)	$518,700	$518,824

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
RDR	5.150%	07/28/2023	TBD	(3)	$	(7,790)	$(7,863)

Total Reverse Repurchase Agreements							$(7,863)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.4)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2053	$3,650	$(2,704)	$(2,623)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2038	17,250	(15,127)	(14,796)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2038	4,750	(4,128)	(4,080)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	2,000	(1,539)	(1,523)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2053	393,000	(322,282)	(312,481)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2053	138,819	(126,560)	(123,603)

Total Short Sales (5.4)%				$(472,340)	$(459,106)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$22,610	$0	$0	$22,610	$(23,067)	$(457)
BPS	496,214	0	0	496,214	(506,639)	(10,425)
RDR	0	(7,863)	0	(7,863)	7,895	32

Total Borrowings and Other Financing Transactions	$518,824	$(7,863)	$0

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(7,863)	$(7,863)

Total Borrowings	$0	$0	$0	$(7,863)	$(7,863)

Payable for reverse repurchase agreements					$(7,863)

(m)	Securities with an aggregate market value of $7,895 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(8,426) at a weighted average interest rate of 4.815%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	131	$131	$(47)	$(63)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	131	131	(41)	(27)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	248	620	(508)	(6)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	248	620	(483)	(942)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	235	588	(434)	(6)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	197	493	(379)	(779)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	352	880	(733)	(6)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	45	113	(96)	(206)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	61	153	(61)	(298)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	420	1,050	(341)	(3)

Total Written Options					$(3,123)	$(2,336)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	297	$	70,203	$(1,347)	$2	$(774)
3-Month SOFR Active Contract September Futures	12/2023	587		138,870	(2,176)	7	0
Australia Government 10-Year Bond December Futures	12/2023	126		9,071	(232)	0	(77)
U.S. Treasury 5-Year Note December Futures	12/2023	504		53,101	(202)	79	0

					$(3,957)	$88	$(851)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	212	$(50,567)	$1,244	$0	$(13)
3-Month SOFR Active Contract December Futures	03/2026	227	(54,506)	1,021	0	(34)
3-Month SOFR Active Contract June Futures	09/2024	266	(63,052)	1,847	0	(7)
3-Month SOFR Active Contract June Futures	09/2025	214	(51,298)	1,042	0	(24)
3-Month SOFR Active Contract March Futures	06/2024	352	(83,270)	2,491	0	(4)
3-Month SOFR Active Contract March Futures	06/2025	192	(45,934)	1,016	0	(17)
3-Month SOFR Active Contract March Futures	06/2026	214	(51,392)	942	0	(32)
3-Month SOFR Active Contract September Futures	12/2024	246	(58,480)	1,597	0	(12)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	127

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2025	174	$(41,758)	$802	$0	$(24)
Euro-Bund December Futures	12/2023	105	(14,280)	342	172	(172)
Euro-Buxl 30-Year Bond December Futures	12/2023	4	(517)	45	12	(12)
U.S. Treasury 2-Year Note December Futures	12/2023	1,343	(272,241)	845	0	(136)
U.S. Treasury 10-Year Note December Futures	12/2023	2,792	(301,711)	5,418	0	(567)
U.S. Treasury 10-Year Ultra December Futures	12/2023	70	(7,809)	166	0	(17)
U.S. Treasury Long-Term Bond December Futures	12/2023	96	(10,923)	582	0	(27)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	288	(34,182)	2,268	0	(108)

				$21,668	$184	$(1,206)

Total Futures Contracts				$17,711	$272	$(2,057)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.389%	$800	$(111)	$83	$(28)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.445%	EUR	40,500	$(488)	$1,012	$524	$0	$0
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.505		43,900	1,199	(587)	612	0	(14)
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.510	$	8,300	105	(93)	12	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.657		5,600	53	(28)	25	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.799		300	4	(3)	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		4,600	76	(57)	19	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		7,100	(36)	25	(11)	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	7,000	9	1	10	1	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	$	10,500	7	11	18	0	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.399		4,600	(111)	145	34	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	0.838		900	34	(6)	28	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.007		1,900	121	(28)	93	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177		1,400	65	25	90	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.271		4,100	239	86	325	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.468		2,700	119	124	243	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.862		7,200	306	451	757	10	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		1,750	(83)	87	4	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		1,700	(30)	45	15	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		16,000	100	144	244	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		3,300	37	17	54	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912	EUR	16,100	(1,220)	1,251	31	0	(10)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.011		5,900	(594)	595	1	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.280		4,600	(439)	406	(33)	0	(3)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	1.466		12,500	(581)	401	(180)	5	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	1.631		3,500	(255)	177	(78)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813	$	2,100	48	(37)	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844		20,900	493	(390)	103	5	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		7,600	(5)	1	(4)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		1,900	(5)	(1)	(6)	1	0

							$(832)	$3,774	$2,942	$36	$(31)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$	2,040	$(94)	$94	$0	$0	$(3)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		7,654	(240)	263	23	0	(13)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		2,975	(117)	128	11	0	(5)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		9,200	(295)	(29)	(324)	0	(12)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		92	(3)	1	(2)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		78,292	(3,002)	1,247	(1,755)	0	(167)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		980	(81)	48	(33)	0	(2)

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-38 5-Year Index	1.000%	Quarterly	12/20/2027	$	9,400	$(766)	$402	$(364)	$0	$(18)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		4,700	(320)	111	(209)	0	(7)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		46,300	(2,301)	(220)	(2,521)	0	(81)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025		392	31	(18)	13	0	(1)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		37,436	3,268	(1,959)	1,309	0	(93)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		2,646	150	(52)	98	0	(7)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		10,593	(10)	279	269	15	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		118,100	(1,990)	(58)	(2,048)	265	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		113,100	(888)	(220)	(1,108)	233	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		300	7	(3)	4	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		1,000	1	13	14	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		400	0	5	5	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		29,400	141	258	399	0	(4)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		212,200	2,707	(94)	2,613	0	(39)

						$(3,802)	$196	$(3,606)	$513	$(452)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	2,800	$(87)	$22	$(65)	$14	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		2,400	(29)	(1,534)	(1,563)	0	(25)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		2,400	(29)	(1,513)	(1,542)	0	(25)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		4,800	(63)	(2,946)	(3,009)	0	(51)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		12,700	(634)	377	(257)	196	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(200)	(200)	0	(14)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	361	3,877	4,238	165	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,323	7,525	12,848	539	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		10,170,000	15	2,742	2,757	254	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		5,430,000	1,654	3,693	5,347	283	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		980,000	0	740	740	52	0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	$	2,398,100	(8,067)	(12,389)	(20,456)	0	(891)
Receive	1-Day USD-SOFR Compounded-OIS	0.300	Maturity	12/07/2023		55,600	(42)	807	765	25	0
Pay	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024		34,400	(20)	(798)	(818)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		883,120	(2,731)	(312)	(3,043)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		2,000,460	(1,072)	(76)	(1,148)	75	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		75,200	(395)	(728)	(1,123)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		41,400	(217)	(365)	(582)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		165,400	(868)	(1,424)	(2,292)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		94,000	(498)	(737)	(1,235)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	07/21/2024		67,700	(406)	(1,211)	(1,617)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024		67,500	(415)	(1,192)	(1,607)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.010	Annual	07/25/2024		103,600	(650)	(1,859)	(2,509)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024		67,100	(419)	(1,377)	(1,796)	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		426,700	(29)	11,700	11,671	0	(43)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		212,300	23	5,833	5,856	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		456,560	(3,285)	(2,690)	(5,975)	82	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		1,031,690	704	(5,908)	(5,204)	228	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025		258,700	7,230	9,648	16,878	14	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		168,200	2,140	7,706	9,846	0	(84)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	5,485	5,511	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		20,500	(35)	(2,274)	(2,309)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		11,000	(11)	(1,229)	(1,240)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		41,000	(96)	(4,350)	(4,446)	20	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027		337,420	(430)	(311)	(741)	353	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027		1,172,300	(2,880)	138,609	135,729	0	(801)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		45,790	1,407	4,604	6,011	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		24,500	(123)	(1,350)	(1,473)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		12,600	(65)	(597)	(662)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		2,600	(6)	100	94	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		33,150	2,389	1,474	3,863	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		33,200	(71)	(1,013)	(1,084)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		38,548	(1,416)	(5,410)	(6,826)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		36,150	824	1,140	1,964	0	(44)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	129

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.700%	Annual	07/21/2028	$		14,300	$(333)	$(781)	$(1,114)	$17	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028			14,500	(337)	(807)	(1,144)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028			21,900	(518)	(1,138)	(1,656)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028			14,200	(339)	(911)	(1,250)	16	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028			39,680	(44)	1,022	978	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029			50,700	(216)	9,035	8,819	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029			106,480	5,107	14,047	19,154	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029			33,998	1,916	2,849	4,765	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029			12,600	(79)	(779)	(858)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029			12,500	(78)	(738)	(816)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029			892,900	(350)	58,762	58,412	7,102	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029			156,890	14,254	9,103	23,357	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030			34,200	(120)	(1,834)	(1,954)	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030			28,400	(98)	(1,751)	(1,849)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030			12,100	(34)	(615)	(649)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030			140,470	2,384	9,132	11,516	0	(217)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030			6,900	(22)	(196)	(218)	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030			58,920	449	2,175	2,624	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031			93,822	(6,926)	(16,418)	(23,344)	124	0
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031			13,400	(54)	2,880	2,826	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031			16,700	(72)	3,620	3,548	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031			10,800	(24)	(2,297)	(2,321)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031			10,900	(19)	(2,289)	(2,308)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031			8,000	(17)	(1,674)	(1,691)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032			8,900	(23)	(1,785)	(1,808)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032			2,700	(8)	(554)	(562)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032			18,800	(108)	4,420	4,312	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032			14,500	77	2,588	2,665	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032			24,400	95	4,355	4,450	0	(38)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032			282,250	140	(3,672)	(3,532)	563	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032			636,600	(15,389)	135,780	120,391	0	(943)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032			22,000	(304)	(2,375)	(2,679)	38	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032			22,000	(308)	(2,354)	(2,662)	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032			3,100	(26)	(259)	(285)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032			255,860	29,654	20,268	49,922	0	(404)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033			18,800	(75)	(1,336)	(1,411)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033			18,000	(79)	(1,360)	(1,439)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033			17,600	(76)	(1,281)	(1,357)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033			17,600	(60)	(1,448)	(1,508)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033			33,400	(119)	(2,327)	(2,446)	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033			208,310	4,554	9,427	13,981	0	(344)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033			50,500	(204)	(3,512)	(3,716)	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033			472,330	(2,441)	26,179	23,738	0	(791)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			77,455	955	7,308	8,263	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033			8,300	(30)	(352)	(382)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033			9,500	(38)	(394)	(432)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033			27,800	(108)	(1,082)	(1,190)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033			14,000	(53)	(497)	(550)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033			28,100	(99)	(778)	(877)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051			6,800	(45)	(3,153)	(3,198)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051			61,800	(268)	(27,834)	(28,102)	172	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051			7,300	(75)	(3,345)	(3,420)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051			17,700	(185)	(8,257)	(8,442)	49	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051			42,600	(18)	20,270	20,252	0	(117)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051			8,400	(112)	3,648	3,536	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052			186,000	(1,621)	83,227	81,606	0	(551)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052			291,500	31,444	82,647	114,091	0	(943)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053			9,600	(88)	(1,560)	(1,648)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053			3,600	(260)	(657)	(917)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053			3,600	(262)	(662)	(924)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053			5,600	(419)	(1,046)	(1,465)	22	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		BRL	5,400	0	(25)	(25)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025			3,600	0	(16)	(16)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025			4,400	0	(16)	(16)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025			12,100	0	(10)	(10)	3	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025			20,200	0	(9)	(9)	5	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025			10,200	0	(2)	(2)	3	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025			10,000	0	(2)	(2)	3	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025			20,300	0	(2)	(2)	5	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/02/2026			58,300	0	(182)	(182)	32	0
Pay	1-Year BRL-CDI	9.865	Maturity	01/02/2026			29,400	0	(89)	(89)	16	0

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.905%	Maturity	01/02/2026	BRL	44,500	$0	$(127)	$(127)	$24	$0
Pay	1-Year BRL-CDI	10.018	Maturity	01/02/2026		112,800	0	(282)	(282)	62	0
Pay	1-Year BRL-CDI	10.050	Maturity	01/02/2026		112,000	0	(269)	(269)	62	0
Pay	1-Year BRL-CDI	10.070	Maturity	01/02/2026		110,900	0	(263)	(263)	61	0
Pay	1-Year BRL-CDI	9.961	Maturity	01/04/2027		85,700	0	(345)	(345)	65	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		19,800	0	(76)	(76)	15	0
Pay	1-Year BRL-CDI	10.004	Maturity	01/04/2027		91,600	0	(353)	(353)	69	0
Pay	1-Year BRL-CDI	10.053	Maturity	01/04/2027		172,800	0	(634)	(634)	130	0
Pay	1-Year BRL-CDI	10.101	Maturity	01/04/2027		43,000	0	(149)	(149)	32	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		6,500	0	(14)	(14)	5	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		3,300	0	(6)	(6)	2	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		3,300	0	(6)	(6)	2	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		1,700	0	2	2	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		7,300	0	8	8	6	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		17,500	0	35	35	13	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	(34)	(34)	0	(2)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	(27)	(27)	0	(2)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	(99)	(99)	0	(6)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	(65)	(65)	0	(4)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	(40)	(40)	0	(2)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	(62)	(62)	0	(4)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	(62)	(62)	0	(4)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	(62)	(62)	0	(4)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	(48)	(48)	0	(4)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	(38)	(38)	0	(2)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	(86)	(86)	0	(5)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	(35)	(35)	0	(2)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	(36)	(36)	0	(2)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	(25)	(25)	0	(2)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	(79)	(79)	0	(4)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	(73)	(73)	0	(4)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	(21)	(21)	0	(1)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(488)	(402)	0	(12)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(4,040)	(2,416)	0	(96)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	(384)	(432)	0	(169)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	2,400	0	62	62	1	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		325,400	(633)	(2,324)	(2,957)	0	(6)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		160,600	(311)	(1,173)	(1,484)	0	(3)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		68,100	(127)	(500)	(627)	0	(1)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		101,500	(207)	(747)	(954)	0	(2)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		67,300	(194)	(334)	(528)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		63,200	(115)	(382)	(497)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		67,400	(123)	(398)	(521)	0	(2)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		146,700	(346)	(1,048)	(1,394)	0	(8)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		63,500	(116)	(485)	(601)	0	(4)
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		2,300	0	108	108	1	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		19,700	(68)	(651)	(719)	0	(5)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	70	70	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	692	803	3	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	163	163	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	125	125	0	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	71	71	0	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		39,500	237	(313)	(76)	33	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	433	473	0	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(997)	(1,504)	(2,501)	0	(17)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	(51)	(88)	0	(4)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		22,300	235	420	655	11	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	8,429	9,395	0	(33)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	2,149	2,020	0	(8)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	18,136	22,121	0	(912)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	361,400	0	316	316	4	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		179,700	0	158	158	2	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		153,800	0	131	131	2	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(25)	(25)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	(2)	(15)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	(5)	(35)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(35)	(24)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(15)	(9)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(25)	(18)	1	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	112	112	0	(6)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	128	128	0	(10)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	131

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	5.535%	Lunar	05/04/2027	MXN	9,700	$0	$(73)	$(73)	$1	$0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(59)	(76)	2	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(136)	(146)	5	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	75	65	0	(3)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		6,700	(5)	(20)	(25)	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	7	7	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		5,400	0	(18)	(18)	1	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		160,600	(83)	(392)	(475)	32	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		286,900	0	(705)	(705)	58	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		379,400	0	(988)	(988)	77	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		191,300	0	(486)	(486)	39	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		96,800	0	(228)	(228)	20	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		576,000	0	(1,352)	(1,352)	118	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		98,600	0	(217)	(217)	20	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		196,800	0	(426)	(426)	40	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		39,400	0	(85)	(85)	8	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		99,500	0	(212)	(212)	20	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		98,400	0	(208)	(208)	20	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		162,600	(6)	(378)	(384)	33	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		31,400	129	79	208	0	(7)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		130,100	534	327	861	0	(27)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		32,100	0	80	80	0	(7)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		75,700	0	196	196	0	(17)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		2,500	(6)	(14)	(20)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800	3	5	8	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		21,100	(44)	(160)	(204)	6	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		24,500	22	137	159	0	(7)
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	192	(2,333)	124	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,318)	(1,324)	20	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(1,215)	(1,187)	19	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(2,123)	(2,285)	37	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,660)	(1,703)	32	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,935)	(3,005)	60	0

							$56,998	$559,664	$616,662	$12,835	$(8,776)

Total Swap Agreements							$52,253	$563,717	$615,970	$13,384	$(9,259)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$272	$13,559	$13,831	$(2,336)	$(2,057)	$(9,349)	$(13,742)

(o)

Securities with an aggregate market value of $235,786 and cash of $12,661 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $175 and liability of $(90) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	113,115		$15,694	$49	$0

BOA	10/2023	EUR	1,862		1,966	0	(2)
	11/2023	CLP	129,741		151	5	0
	11/2023		$5,253	BRL	26,347	0	(34)
	11/2023		1,969	EUR	1,862	2	0
	11/2023		10,492	PEN	38,979	0	(222)
	11/2023	ZAR	186,159		$9,728	0	(61)
	12/2023	KRW	6,119,602		4,606	63	0
	12/2023	TWD	61,054		1,930	27	0
	12/2023		$5,704	INR	474,832	0	(12)
	02/2024		1,992	CNY	14,078	0	(40)
	03/2024	CNH	159,208		$21,981	20	(58)
	03/2024		$70	IDR	1,073,883	0	(1)

BPS	10/2023	AUD	2,736	EUR	1,625	0	(41)
	10/2023		714		$459	0	0
	10/2023	BRL	6,699		1,344	11	0
	10/2023	EUR	12,261		13,085	122	0
	10/2023	KRW	1,723,481		1,300	25	0
	10/2023	PEN	572		154	3	0
	10/2023	TWD	48,017		1,500	8	0
	10/2023		$1,350	BRL	6,699	0	(17)
	10/2023		465,280	EUR	439,075	4	(1,073)
	10/2023		27,784	GBP	22,631	0	(172)
	10/2023		2,600	IDR	40,097,926	0	(10)
	10/2023		1,168	JPY	169,100	0	(36)
	10/2023		100	KRW	132,983	0	(2)
	10/2023	ZAR	577,664		$30,634	278	(111)
	11/2023	CAD	151,884		113,287	1,397	0
	11/2023	EUR	437,892		464,603	1,071	0
	11/2023	KRW	4,723,612		3,500	2	0
	11/2023	TWD	10,133		322	6	0
	11/2023		$18	NZD	30	0	0
	12/2023	KRW	10,720,091		$8,083	124	0
	12/2023	TWD	1,403		44	1	0
	12/2023		$3	KRW	4,459	0	0
	02/2024		3,537	CNY	25,106	0	(55)
	03/2024	CNH	110,180		$15,309	71	0
	03/2024	TWD	282,843		8,978	88	0
	03/2024		$7,421	IDR	114,024,479	0	(71)

BRC	12/2023	TWD	62,984		$1,992	29	0

CBK	10/2023	BRL	431,100		88,762	2,998	0
	10/2023	MXN	33,031		1,892	1	0
	10/2023	PEN	1,495		404	10	0
	10/2023		$86,038	BRL	431,100	0	(274)
	10/2023		1,644	CLP	1,463,088	1	0
	10/2023		5,390	EUR	5,001	0	(103)
	11/2023	CAD	9,769		$7,276	79	0
	11/2023	PEN	33,760		9,095	200	0
	11/2023		$87,437	BRL	426,324	0	(2,991)
	12/2023	KRW	2,123,038		$1,610	34	0
	12/2023	TWD	87,132		2,758	41	0
	12/2023		$72	MXN	1,240	0	(1)

DUB	10/2023	JPY	3,702,231		$24,901	127	0
	10/2023	ZAR	50,631		2,780	109	0
	11/2023	CAD	409		300	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	133

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023		$24,901	JPY	3,684,674	$0	$(126)
	11/2023		10	NZD	17	0	0
	12/2023	KRW	6,605,501		$4,981	77	0
	03/2024	CNH	94,553		13,122	45	0

GLM	10/2023	BRL	88,500		18,187	581	0
	10/2023	EUR	1,625	AUD	2,686	8	0
	10/2023	MXN	244,804		$13,892	16	(144)
	10/2023		$17,673	BRL	88,500	0	(67)
	10/2023		2,041	ZAR	39,103	22	0
	10/2023	ZAR	86,305		$4,568	36	(20)
	11/2023	AUD	2,686	EUR	1,625	0	(8)
	11/2023	TWD	60,958		$1,930	31	0
	11/2023		$18,187	BRL	88,890	0	(580)
	11/2023		1,101	MXN	18,647	0	(37)
	12/2023		55,169		957,077	0	(911)
	03/2024	CNH	49,267		$6,828	14	0
	03/2024		$9,592	IDR	147,566,052	0	(79)

JPM	10/2023	GBP	515		$653	25	0
	10/2023	MXN	14,333		816	0	(4)
	10/2023	ZAR	11,439		607	3	0
	11/2023	NOK	4,214		414	20	0
	11/2023		$64,357	BRL	323,926	0	(194)
	11/2023		192	MXN	3,316	0	(3)
	11/2023	ZAR	36,160		$1,889	0	(13)
	12/2023	KRW	1,724,903		1,307	27	0
	12/2023	TWD	824,648		26,085	377	0
	12/2023		$13,331	INR	1,107,304	7	(64)
	03/2024		5,669	IDR	87,520,742	0	(27)

MBC	10/2023	EUR	431,819		$466,875	10,335	0
	10/2023	GBP	108,512		136,509	4,113	0
	10/2023		$3,241	EUR	3,049	0	(18)
	10/2023		1,822	JPY	266,600	0	(38)
	11/2023		1,695		251,700	0	(3)
	11/2023	ZAR	22,313		$1,162	0	(11)
	03/2024		$6,915	IDR	106,601,722	0	(44)

MYI	10/2023		1,594	GBP	1,308	2	0
	10/2023	ZAR	10,368		$548	2	0
	11/2023	TWD	29,151		919	11	0
	11/2023	ZAR	57,025		2,996	0	(3)
	12/2023	KRW	20,414,764		15,376	220	0
	12/2023	TWD	250,360		7,983	178	0
	02/2024		$2,076	CNY	14,700	0	(38)
	03/2024	CNH	107,942		$14,968	39	0
	03/2024	IDR	117,295,999		7,621	60	0
	03/2024		$14,813	IDR	227,847,028	0	(126)

NGF	10/2023	JPY	13,546,503		$91,130	482	0
	11/2023		$91,130	JPY	13,482,347	0	(478)
	12/2023		18,132	INR	1,496,410	0	(193)
	03/2024	TWD	240,790		$7,661	93	0

RBC	10/2023		$74,263	JPY	10,763,213	0	(2,240)
	11/2023	CAD	3,502		$2,592	12	0
	11/2023		$467	MXN	7,921	0	(15)

SCX	10/2023	BRL	64,124		$12,805	48	0
	10/2023		$13,423	BRL	64,124	0	(666)
	11/2023		1,256	EUR	1,183	0	(4)
	12/2023	TWD	297,317		$9,438	170	0
	12/2023		$8,198	INR	683,018	0	(10)
	03/2024	CNH	105,973		$14,638	0	(18)
	03/2024	TWD	153,548		4,865	39	0
	03/2024		$4,220	IDR	64,803,681	0	(43)

SSB	10/2023		3,958	BRL	19,121	0	(154)
	12/2023		952	INR	78,573	0	(10)

TOR	10/2023	JPY	2,253,744		$15,116	34	0
	10/2023		$103,365	GBP	85,088	451	0
	10/2023		57,531	JPY	8,411,110	0	(1,246)
	11/2023	CAD	4,519		$3,365	35	0
	11/2023	GBP	85,088		103,383	0	(452)
	11/2023		$15,839	JPY	2,350,275	0	(36)

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2023		$4,918	INR	410,668	$5	$0
	03/2024	CNH	51,251		$7,098	10	0

UAG	10/2023		$565	AUD	878	1	(1)
	11/2023		77	NZD	127	0	(1)
	12/2023	KRW	4,270,130		$3,223	53	0

Total Forward Foreign Currency Contracts						$24,688	$(13,513)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	24,700	3,962	6,410

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	51,400	694	56
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	51,400	694	1,988

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	10,500	1,701	948
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	15,300	2,479	4,074

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	155,900	1,169	92
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	155,900	1,169	3,084
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	110,700	1,522	156
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	110,700	1,522	3,683
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	12,200	1,610	620
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	13,800	1,821	3,544
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	12,200	1,935	1,111
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	13,800	2,189	3,586

NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	169,300	2,421	256
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	169,300	2,421	5,475

Total Purchased Options							$29,731	$36,472

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	56,000	$ (174)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	56,000	(174)	(909)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	10,200	(22)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	10,200	(22)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	11,200	(38)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	11,200	(38)	(122)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	7,000	(25)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	7,000	(25)	(66)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	6,600	(23)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	6,600	(23)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	7,000	(28)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	7,000	(28)	(39)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	15,800	(40)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	15,800	(40)	(53)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	15,900	(34)	(34)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	15,900	(34)	(44)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	9,600	(36)	(32)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	9,600	(36)	(55)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	14,300	(112)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	14,300	(112)	(322)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	16,600	(34)	(27)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	16,600	(34)	(39)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	13,100	(47)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	13,100	(47)	(126)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(196)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(196)	(781)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	22,000	(169)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	22,000	(169)	(471)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	135

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688%	04/02/2024	28,600	$ (224)	$(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	28,600	(224)	(644)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	36,900	(285)	(15)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	36,900	(285)	(794)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	7,700	(27)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	7,700	(27)	(148)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(200)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(200)	(781)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	26,400	(171)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	26,400	(171)	(607)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	26,600	(187)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	26,600	(187)	(580)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	26,600	(185)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	26,600	(185)	(567)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	26,600	(185)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	26,600	(185)	(558)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	26,500	(182)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	26,500	(182)	(621)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	26,500	(181)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	26,500	(181)	(652)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	27,200	(197)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	27,200	(197)	(601)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	27,600	(183)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	27,600	(183)	(654)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	54,400	(197)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	54,400	(197)	(845)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	54,500	(190)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	54,500	(190)	(898)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	56,000	(175)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	56,000	(175)	(850)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	57,200	(449)	(22)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	57,200	(449)	(1,282)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	27,500	(208)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	27,500	(208)	(606)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	17,500	(45)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	17,500	(45)	(41)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	16,300	(32)	(11)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	16,300	(32)	(40)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	12,300	(42)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	12,300	(42)	(237)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	13,100	(52)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	13,100	(52)	(158)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	13,300	(46)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	13,300	(46)	(141)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	6,600	(28)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	6,600	(28)	(34)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	17,400	(49)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	17,400	(42)	(46)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	8,200	(30)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	8,200	(30)	(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	7,000	(29)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	7,000	(29)	(37)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	5,800	(32)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	5,800	(32)	(67)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	4,200	(24)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	4,200	(24)	(137)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	4,200	(22)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	4,200	(22)	(114)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	4,400	(23)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	4,400	(23)	(128)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	29,800	(201)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	29,800	(201)	(701)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	7,000	(24)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	7,000	(24)	(135)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	7,000	(25)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	7,000	(25)	(73)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	63,600	(413)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	63,600	(413)	(1,446)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	62,900	(398)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	62,900	(398)	(1,528)

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785%	04/08/2024	52,800	$(407)	$(22)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	52,800	(407)	(1,132)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	52,800	(403)	(23)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	52,800	(403)	(1,108)

							$(13,451)	$(22,505)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor	3.018%	1-Day USD-SOFR Compounded-OIS	07/24/2024	311,800	$(1,244)	$(4)
	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(157)

FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(887)	(174)

MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(463)

NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(754)

FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(887)	(174)

MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(463)

NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(754)

						$(15,877)	$(16,693)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	30,000	$(185)	$(299)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	30,000	(147)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	30,000	(185)	(299)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	34,000	(194)	(396)

					$(711)	$(994)

Total Written Options					$(30,039)	$(40,192)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.444%	EUR	100	$2	$(2)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.004%	$3,100	$(136)	$46	$0	$(90)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	1,300	(140)	129	0	(11)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	1,000	(48)	25	0	(23)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	200	(18)	12	0	(6)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	400	(29)	25	0	(4)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	2.379	100	(17)	15	0	(2)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	2,300	(105)	75	0	(30)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	5,780	(700)	649	0	(51)

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	1,600	(28)	39	11	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472	200	(2)	3	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669	600	2	1	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	600	(22)	8	0	(14)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	2,000	(32)	43	11	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	400	(42)	38	0	(4)

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	400	(18)	6	0	(12)

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	1,900	(30)	43	13	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	137

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.926%	$4,300	$(145)	$154	$9	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377	600	(9)	10	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	1,100	(40)	15	0	(25)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	500	(45)	29	0	(16)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.402	3,700	517	(66)	451	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	2,200	(18)	35	17	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	600	(6)	(1)	0	(7)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.863	3,500	(149)	154	5	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	400	(43)	40	0	(3)

HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.236	500	(16)	17	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.285	1,100	(32)	38	6	0

JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	100	(5)	4	0	(1)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	200	(8)	3	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	2,900	(66)	72	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	900	(7)	15	8	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.276	38,300	(2,372)	2,028	0	(344)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	2,800	(123)	59	0	(64)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	3,100	(276)	175	0	(101)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	1,700	(9)	22	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	2,900	8	14	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	1,300	(4)	9	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	900	(17)	12	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	3,700	(39)	(4)	0	(43)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	28,400	(1,243)	422	0	(821)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053	100	(16)	16	0	0

							$(5,531)	$4,434	$585	$(1,682)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$	1,300	$(9)	$(10)	$0	$(19)

GST	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		214,500	171	(4,431)	0	(4,260)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		106,200	(1,021)	(2,263)	0	(3,284)

MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		3,400	(25)	(26)	0	(51)

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		72,100	(253)	(817)	0	(1,070)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		187,700	205	(3,933)	0	(3,728)
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		12,400	(105)	(279)	0	(384)

							$(1,037)	$(11,759)	$0	$(12,796)

Total Swap Agreements							$(6,566)	$(7,327)	$585	$(14,478)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$49	$0	$0	$49	$0	$0	$0	$0	$49	$(290)	$(241)
BOA	117	0	0	117	(430)	(909)	(101)	(1,440)	(1,323)	1,287	(36)
BPS	3,211	0	0	3,211	(1,588)	(346)	(35)	(1,969)	1,242	(620)	622
BRC	29	0	0	29	0	(221)	(81)	(302)	(273)	260	(13)
CBK	3,364	0	26	3,390	(3,369)	(519)	(18)	(3,906)	(516)	750	234
DUB	358	7,799	0	8,157	(127)	(1,261)	(12)	(1,400)	6,757	(680)	6,077
FAR	0	2,044	0	2,044	0	(3,879)	0	(3,879)	(1,835)	810	(1,025)
FBF	0	0	0	0	0	0	(19)	(19)	(19)	0	(19)
GLM	708	5,022	0	5,730	(1,846)	(10,832)	0	(12,678)	(6,948)	10,587	3,639
GST	0	0	496	496	0	0	(7,595)	(7,595)	(7,099)	7,317	218
HUS	0	0	7	7	0	0	0	0	7	0	7
JPM	459	0	14	473	(305)	(931)	(6)	(1,242)	(769)	1,023	254

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
MBC	$14,448	$0	$0	$14,448	$(114)	$0	$0	$(114)	$14,334	$(15,200)	$(866)
MEI	0	0	0	0	0	0	(51)	(51)	(51)	0	(51)
MYC	0	15,876	42	15,918	0	(8,652)	(6,560)	(15,212)	706	6,410	7,116
MYI	512	0	0	512	(167)	0	0	(167)	345	(360)	(15)
NGF	575	5,731	0	6,306	(671)	(11,947)	0	(12,618)	(6,312)	4,682	(1,630)
RBC	12	0	0	12	(2,255)	0	0	(2,255)	(2,243)	2,369	126
SAL	0	0	0	0	0	(695)	0	(695)	(695)	876	181
SCX	257	0	0	257	(741)	0	0	(741)	(484)	554	70
SSB	0	0	0	0	(164)	0	0	(164)	(164)	48	(116)
TOR	535	0	0	535	(1,734)	0	0	(1,734)	(1,199)	963	(236)
UAG	54	0	0	54	(2)	0	0	(2)	52	0	52

Total Over the Counter	$24,688	$36,472	$585	$61,745	$(13,513)	$(40,192)	$(14,478)	$(68,183)

(q)

Securities with an aggregate market value of $37,935 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$272	$272
Swap Agreements	0	724	0	0	12,835	13,559

	$0	$724	$0	$0	$13,107	$13,831

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,688	$0	$24,688
Purchased Options	0	0	0	0	36,472	36,472
Swap Agreements	0	585	0	0	0	585

	$0	$585	$0	$24,688	$36,472	$61,745

	$0	$1,309	$0	$24,688	$49,579	$75,576

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	139

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,336	$2,336
Futures	0	0	0	0	2,057	2,057
Swap Agreements	0	573	0	0	8,776	9,349

	$0	$573	$0	$0	$13,169	$13,742

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,513	$0	$13,513
Written Options	0	0	0	0	40,192	40,192
Swap Agreements	0	14,478	0	0	0	14,478

	$0	$14,478	$0	$13,513	$40,192	$68,183

	$0	$15,051	$0	$13,513	$53,361	$81,925

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,707	$1,707
Futures	0	0	0	0	(7,608)	(7,608)
Swap Agreements	0	17,926	0	0	(61,679)	(43,753)

	$0	$17,926	$0	$0	$(67,580)	$(49,654)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,566	$0	$11,566
Purchased Options	0	0	0	0	(935)	(935)
Written Options	0	0	0	0	12,723	12,723
Swap Agreements	0	(5,853)	0	0	401	(5,452)

	$0	$(5,853)	$0	$11,566	$12,189	$17,902

	$0	$12,073	$0	$11,566	$(55,391)	$(31,752)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$354	$354
Futures	0	0	0	0	33,508	33,508
Swap Agreements	0	(6,108)	0	0	296,925	290,817

	$0	$(6,108)	$0	$0	$330,787	$324,679

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,992	$0	$24,992
Purchased Options	0	0	0	0	7,615	7,615
Written Options	0	0	0	0	(3,978)	(3,978)
Swap Agreements	0	14,425	0	0	(412)	14,013

	$0	$14,425	$0	$24,992	$3,225	$42,642

	$0	$8,317	$0	$24,992	$334,012	$367,321

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilitie s:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$326,745	$41,349	$368,094
Corporate Bonds & Notes
Banking & Finance	0	489,352	3,742	493,094
Industrials	0	476,977	1,142	478,119
Utilities	0	308,659	0	308,659
Convertible Bonds & Notes
Industrials	0	4,241	0	4,241

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Municipal Bonds & Notes
Illinois	$0	$18	$0	$18
Puerto Rico	0	97	0	97
U.S. Government Agencies	0	5,108,117	0	5,108,117
U.S. Treasury Obligations	0	861,642	0	861,642
Non-Agency Mortgage-Backed Securities	0	2,134,259	1,495	2,135,754
Asset-Backed Securities	0	1,582,107	5,510	1,587,617
Sovereign Issues	0	215,932	0	215,932

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Common Stocks
Communication Services	$4,804	$0	$1,075	$5,879
Consumer Discretionary	2	0	0	2
Financials	433	0	9,990	10,423
Industrials	0	0	15,960	15,960
Utilities	0	0	109	109
Rights
Industrials	0	0	380	380
Warrants
Financials	0	0	12	12
Industrials	0	0	360	360
Preferred Securities
Banking & Finance	0	16,299	0	16,299
Real Estate Investment Trusts
Real Estate	69	0	0	69
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	518,700	0	518,700
Argentina Treasury Bills	0	8,893	0	8,893
U.S. Treasury Bills	0	27,555	0	27,555

	$5,308	$12,079,593	$81,124	$12,166,025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$172,576	$0	$0	$172,576

Total Investments	$177,884	$12,079,593	$81,124	$12,338,601

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(459,106)	$0	$(459,106)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	184	13,472	0	13,656
Over the counter	0	61,745	0	61,745

	$184	$75,217	$0	$75,401

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(260)	(13,392)	0	(13,652)
Over the counter	0	(68,183)	0	(68,183)

	$(260)	$(81,575)	$0	$(81,835)

Total Financial Derivative Instruments	$(76)	$(6,358)	$0	$(6,434)

Totals	$177,808	$11,614,129	$81,124	$11,873,061

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	141

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.3%

CORPORATE BONDS & NOTES 52.5%

BANKING & FINANCE 48.9%

ABN AMRO Bank NV
4.750% due 09/22/2027 •(e)(f)	EUR	8,200	$7,187

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(b)(f)		$5,000	300

Athora Netherlands NV
7.000% due 06/19/2025 •(e)(f)	EUR	4,400	4,374

AXIS Specialty Finance LLC
4.900% due 01/15/2040 •(i)		$7,000	5,651

Banca Monte dei Paschi di Siena SpA
8.500% due 09/10/2030 •	EUR	5,200	5,229

Banco Bilbao Vizcaya Argentaria SA
8.375% due 06/21/2028 •(e)(f)		3,800	4,021
9.375% due 03/19/2029 •(e)(f)		$4,900	4,874

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(e)(f)		2,300	1,806
8.375% due 10/14/2030 •(e)(f)		15,300	14,532

Bank of Ireland Group PLC
6.000% due 09/01/2025 •(e)(f)	EUR	4,100	4,127
7.500% due 05/19/2025 •(e)(f)		12,500	13,013

Bank of Nova Scotia
3.625% due 10/27/2081 •(f)(g)		$5,200	3,715
4.900% due 06/04/2025 •(e)(f)(i)		6,500	5,961

Bankinter SA
7.375% due 08/15/2028 •(e)(f)	EUR	1,400	1,412

Barclays PLC
6.125% due 12/15/2025 •(e)(f)		$13,100	11,878
8.000% due 03/15/2029 •(e)(f)		7,900	7,110

BNP Paribas SA
6.625% due 03/25/2024 •(e)(f)		3,400	3,366
7.375% due 08/19/2025 •(e)(f)		5,800	5,687
7.750% due 08/16/2029 •(e)(f)		11,000	10,469
8.500% due 08/14/2028 •(e)(f)		9,500	9,318

BPCE SA
2.125% due 10/13/2046 •(f)	EUR	2,200	1,704

CaixaBank SA
3.625% due 09/14/2028 •(e)(f)		2,400	1,710

Commerzbank AG
6.500% due 10/09/2029 •(e)(f)		2,600	2,332

Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(e)(f)		7,800	6,233
4.875% due 06/29/2029 •(e)(f)		1,200	1,046

CPI Property Group SA
4.875% due 07/16/2025 •(e)		5,600	2,103

Credit Agricole SA
7.250% due 09/23/2028 •(e)(f)		4,600	4,790

Credit Suisse AG AT1 Claim ^		$58,550	6,148

de Volksbank NV
7.000% due 12/15/2027 •(e)(f)	EUR	2,200	2,032

Deutsche Bank AG
5.882% due 07/08/2031 •		$5,400	4,739
10.000% due 12/01/2027 •(e)(f)	EUR	4,600	4,825

DNB Bank ASA
5.934% (US0003M + 0.250%) due 11/23/2023 ~(e)		$1,700	1,391

Erste Group Bank AG
4.250% due 10/15/2027 •(e)(f)	EUR	7,600	6,417
6.500% due 04/15/2024 •(e)(f)		2,600	2,734
8.500% due 10/15/2028 •(e)(f)		2,200	2,329

Freedom Mortgage Corp.
6.625% due 01/15/2027		$4,800	4,224

HSBC Holdings PLC
6.375% due 03/30/2025 •(e)(f)		12,300	11,832

ING Groep NV
4.250% due 05/16/2031 •(e)(f)		3,400	2,201
6.500% due 04/16/2025 •(e)(f)		17,648	16,656
7.500% due 05/16/2028 •(e)(f)		7,800	7,171

Intesa Sanpaolo SpA
5.875% due 09/01/2031 •(e)(f)	EUR	9,100	7,751

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.700% due 09/17/2025 •(e)(f)		$8,700	$8,179
8.248% due 11/21/2033 •		9,700	9,784
9.125% due 09/07/2029 •(e)(f)	EUR	8,500	9,099

KBC Group NV
4.750% due 03/05/2024 •(e)(f)		2,000	2,080
8.000% due 09/05/2028 •(e)(f)		6,400	6,710

LeasePlan Corp. NV
7.375% due 05/29/2024 •(e)(f)		6,400	6,720

Legal & General Group PLC
5.625% due 03/24/2031 •(e)(f)	GBP	1,400	1,358

Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •	EUR	4,100	4,129
4.125% due 12/15/2051 •		$7,000	5,766
4.300% due 02/01/2061		5,100	3,024

Lloyds Banking Group PLC
7.500% due 06/27/2024 •(e)(f)		10,400	10,158
7.500% due 09/27/2025 •(e)(f)		12,560	11,766
8.000% due 09/27/2029 •(e)(f)		12,500	11,237

Midcap Financial Issuer Trust
6.500% due 05/01/2028		4,940	4,270

Nationwide Building Society
5.875% due 12/20/2024 •(e)(f)	GBP	400	459

NatWest Group PLC
4.600% due 06/28/2031 •(e)(f)(i)		$5,950	3,953
6.000% due 12/29/2025 •(e)(f)		13,300	12,238
8.000% due 08/10/2025 •(e)(f)		12,700	12,353

Nordea Bank Abp
3.750% due 03/01/2029 •(e)(f)(i)		10,600	7,734

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		6,200	5,022
5.750% due 09/15/2031		1,500	1,229

Prudential Financial, Inc.
5.125% due 03/01/2052 •		5,900	5,096
6.000% due 09/01/2052 •		3,000	2,754

Santander U.K. Group Holdings PLC
6.750% due 06/24/2024 •(e)(f)	GBP	4,400	5,227

Societe Generale SA
8.000% due 09/29/2025 •(e)(f)		$5,750	5,618
9.375% due 11/22/2027 •(e)(f)		3,600	3,537

Standard Chartered PLC
7.750% due 08/15/2027 •(e)(f)(i)		6,500	6,311

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(e)(f)		3,000	2,591
4.750% due 03/01/2031 •(e)(f)		1,600	1,230

Textron Financial Corp.
7.361% (TSFR3M + 1.997%) due 02/15/2067 ~		13,042	10,381

Toronto-Dominion Bank
8.125% due 10/31/2082 •(f)(i)		6,300	6,283

UBS Group AG
4.875% due 02/12/2027 •(e)(f)		17,400	14,611

UniCredit SpA
3.127% due 06/03/2032 •		7,800	5,970
5.459% due 06/30/2035 •		10,100	8,474

USB Realty Corp.
6.717% (TSFR3M + 1.409%) due 01/15/2027 ~(e)(i)		6,567	4,792

Virgin Money U.K. PLC
7.875% due 12/14/2028 •	GBP	900	1,097
9.250% due 06/08/2024 •(e)(f)		5,300	6,323

Voya Financial, Inc.
4.700% due 01/23/2048 •		$3,000	2,420

			454,381

INDUSTRIALS 1.3%

Enbridge, Inc.
8.500% due 01/15/2084 •		3,000	2,979

South Jersey Industries, Inc.
5.020% due 04/15/2031		9,700	7,359

Volkswagen International Finance NV
7.500% due 09/06/2028 •(e)	EUR	900	961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 09/06/2032 •(e)	EUR	900	$966

			12,265

UTILITIES 2.3%

CMS Energy Corp.
4.750% due 06/01/2050 •		$2,800	2,395

Edison International
8.125% due 06/15/2053 •		3,300	3,311

Electricite de France SA
9.125% due 03/15/2033 •(e)		7,100	7,414

National Rural Utilities Cooperative Finance Corp.
7.125% due 09/15/2053 •		5,000	5,081

Sempra
4.125% due 04/01/2052 •		4,800	3,891

			22,092

Total Corporate Bonds & Notes (Cost $547,139)			488,738

		SHARES
PREFERRED SECURITIES 41.6%

BANKING & FINANCE 37.1%

Aircastle Ltd.
5.250% due 06/15/2026 •(e)		5,200,000	4,115

Ally Financial, Inc.
4.700% due 05/15/2028 •(e)		8,300,000	5,168

American AgCredit Corp.
5.250% due 06/15/2026 •(e)		5,000,000	4,471

American Express Co.
3.550% due 09/15/2026 •(e)		14,800,000	11,766

Banco Bilbao Vizcaya Argentaria SA
6.000% due 01/15/2026 •(e)(f)		3,400,000	3,406

Banco Santander SA
4.125% due 11/12/2027 •(e)(f)		5,600,000	4,463
4.375% due 01/14/2026 •(e)(f)		2,600,000	2,293

Bank of America Corp.
5.875% due 03/15/2028 •(e)		44,510,000	40,411

Bankinter SA
6.250% due 01/17/2026 •(e)(f)		2,600,000	2,598

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(e)		2,000,000	1,710

CaixaBank SA
5.875% due 10/09/2027 •(e)(f)		9,200,000	8,759
6.750% due 06/13/2024 •(e)(f)		4,600,000	4,827
8.250% due 03/13/2029 •(e)(f)		5,400,000	5,602

Capital One Financial Corp.
3.950% due 09/01/2026 •(e)		4,700,000	3,537

Charles Schwab Corp.
4.000% due 12/01/2030 •(e)		26,100,000	18,436
5.000% due 12/01/2027 •(e)(i)		6,375,000	4,887

Citigroup, Inc.
4.150% due 11/15/2026 •(e)		8,400,000	6,714
6.300% due 05/15/2024 •(e)		8,754,000	8,540
7.625% due 11/15/2028 •(e)		9,100,000	8,899

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(e)		2,600,000	1,935

Compeer Financial ACA
4.875% due 08/15/2026 •(e)		5,000,000	4,525

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(e)		10,000,000	7,442

Dresdner Funding Trust
8.151% due 06/30/2031		1,000	1,065

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(e)		7,000,000	6,238

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(e)		9,400,000	7,592
3.800% due 05/10/2026 •(e)		5,100,000	4,165
4.400% due 02/10/2025 •(e)		3,100,000	2,691
7.500% due 02/10/2029 •(e)		7,300,000	7,237
8.501% (TSFR3M + 3.136%) due 10/30/2023 ~(e)		10,600,000	10,578

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	SHARES	MARKET VALUE (000S)

HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(e)	3,913,000	$4,764

JPMorgan Chase & Co.
4.200% due 09/01/2026 (e)	75,000	1,357
4.600% due 02/01/2025 •(e)(i)	21,900,000	20,536
4.625% due 06/01/2026 (e)	200,000	3,914
6.100% due 10/01/2024 •(e)(i)	2,100,000	2,082

MetLife, Inc.
5.875% due 03/15/2028 •(e)	4,500,000	4,245

Morgan Stanley
4.875% due 01/15/2025 (e)	180,000	3,604
5.850% due 04/15/2027 ~(e)	361,506	8,398
5.875% due 09/15/2026 ~(e)	2,700,000	2,482
8.831% (TSFR3M + 3.422%) due 12/15/2025 ~(e)	11,700,000	11,973

Nationwide Building Society
10.250% ~	73,204	10,182

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(e)	17,200,000	12,749
6.250% due 03/15/2030 •(e)	6,800,000	5,868

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(e)	19,439,725	18,938

SVB Financial Group
4.100% due 02/15/2031 ^(b)(e)	28,200,000	1,018
4.700% due 11/15/2031 ^(b)(e)	10,000,000	377

Truist Financial Corp.
5.100% due 03/01/2030 •(e)(i)	5,600,000	4,805
8.773% (TSFR3M + 3.364%) due 12/15/2024 ~(e)	5,000,000	4,937

Wells Fargo & Co.
3.900% due 03/15/2026 •(e)	8,800,000	7,684

	SHARES	MARKET VALUE (000S)
4.250% due 09/15/2026 (e)	150,000	$2,503
4.750% due 03/15/2025 (e)	80,200	1,490
5.900% due 06/15/2024 ~(e)	6,650,000	6,557
7.625% due 09/15/2028 •(e)	17,400,000	17,627

		361,095

INDUSTRIALS 1.5%

Energy Transfer LP
6.750% due 05/15/2025 •(e)	2,900,000	2,687
7.125% due 05/15/2030 •(e)	13,600,000	11,753

		14,440

UTILITIES 2.0%

Edison International
5.000% due 12/15/2026 •(e)	9,300,000	7,999

Sempra
4.875% due 10/15/2025 •(e)	11,200,000	10,644

		18,643

Total Preferred Securities (Cost $493,522)		395,243

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS (h) 1.1%
		10,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
5.371% due 10/05/2023 - 11/16/2023 (a)(c)(d)	$769	$767

Total Short-Term Instruments (Cost $10,907)		10,907

Total Investments in Securities (Cost $1,051,568)		894,888

	SHARES
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%

PIMCO Short-Term Floating NAV Portfolio III	8,397,384	81,631

Total Short-Term Instruments (Cost $81,642)		81,631

Total Investments in Affiliates (Cost $81,642)		81,631

Total Investments 102.9% (Cost $1,133,210)		$976,519

Financial Derivative Instruments (j)(k) 0.6% (Cost or Premiums, net $(4,861))		5,504

Other Assets and Liabilities, net (3.5)%		(32,590)

Net Assets 100.0%		$949,433

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of Nova Scotia	3.625%	10/27/2081	09/29/2021	$ 5,200	$3,715	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$10,140	U.S. Treasury Notes 5.000% due 08/31/2025	$(10,343)	$10,140	$10,141

Total Repurchase Agreements						$(10,343)	$10,140	$10,141

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	143

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.810%	07/11/2023	10/10/2023		$ (5,151)	$(5,220)
	5.910	07/11/2023	10/10/2023		(8,113)	(8,223)
	5.910	09/27/2023	10/10/2023		(10,114)	(10,122)
JML	3.250	07/26/2023	TBD	(3)	(987)	(993)
	4.250	09/22/2023	TBD	(3)	(378)	(378)
	5.810	07/06/2023	10/03/2023		(8,439)	(8,557)
	5.810	09/27/2023	10/03/2023		(5,466)	(5,471)
JPS	5.810	07/06/2023	10/03/2023		(4,273)	(4,333)

Total Reverse Repurchase Agreements						$(43,297)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(23,565)	$0	$(23,565)	$26,744	$3,179
FICC	10,141	0	0	10,141	(10,343)	(202)
JML	0	(15,399)	0	(15,399)	16,416	1,017
JPS	0	(4,333)	0	(4,333)	4,792	459

Total Borrowings and Other Financing Transactions	$10,141	$(43,297)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(23,581)	$0	$(1,371)	$(24,952)
Preferred Securities	0	(18,345)	0	0	(18,345)

Total Borrowings	$0	$(41,926)	$0	$(1,371)	$(43,297)

Payable for reverse repurchase agreements					$(43,297)

(i)	Securities with an aggregate market value of $47,952 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(73,339) at a weighted average interest rate of 5.240%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz December Futures	12/2023	378	$41,958	$(109)	$66	$(47)
U.S. Treasury 2-Year Note December Futures	12/2023	297	60,205	(138)	30	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	89	9,929	(152)	14	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	370	43,914	(2,725)	128	(3)
United Kingdom Long Gilt December Futures	12/2023	13	1,493	7	20	(32)

				$(3,117)	$258	$(84)

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	67	$(9,112)	$254	$146	$(110)
Euro-Buxl 30-Year Bond December Futures	12/2023	90	(11,643)	1,018	272	(268)
U.S. Treasury 5-Year Note December Futures	12/2023	1,047	(110,311)	851	0	(164)

				$2,123	$418	$(542)

Total Futures Contracts				$(994)	$676	$(626)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(1)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	14,400	$134	$56	$190	$1	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		8,100	212	28	240	0	(15)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		7,200	(224)	57	(167)	37	0
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		4,900	(245)	146	(99)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	$	20,000	(4,738)	(3,095)	(7,833)	65	0

Total Swap Agreements							$(4,861)	$(2,808)	$(7,669)	$179	$(15)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$676	$179	$855	$0	$(667)	$(15)	$(682)

Cash of $4,998 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(41) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	EUR	376		$408	$11	$0

BOA	10/2023		3,426		3,618	0	(4)
	10/2023		$45,724	EUR	43,278	51	(19)
	11/2023	EUR	40,537		$42,860	0	(51)
	11/2023		$3,622	EUR	3,426	4	0

BPS	10/2023	EUR	38,645		$42,049	1,193	(1)
	10/2023		$133,079	EUR	125,583	0	(307)
	10/2023		28,823	GBP	23,697	90	0
	11/2023	EUR	125,295		$132,937	306	0
	11/2023	GBP	23,697		28,828	0	(91)
	11/2023		$821	EUR	774	0	(2)

BRC	11/2023	AUD	264		$169	0	(1)

CBK	10/2023		$1,677	GBP	1,376	2	0

JPM	10/2023	EUR	288		$304	0	(1)
	11/2023		$304	EUR	288	1	0

MBC	10/2023	AUD	264		$171	1	0
	10/2023	EUR	126,743		137,019	3,019	0
	10/2023	GBP	26,377		33,182	1,000	0
	10/2023		$11,976	EUR	11,240	0	(92)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	145

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
NGF	10/2023		$460	EUR	423	$0	$(13)

RBC	10/2023	EUR	9,000		$9,677	162	0
	11/2023	GBP	904		1,107	5	0

SCX	10/2023	EUR	2,751		2,987	79	0

UAG	10/2023		$741	EUR	705	4	0
	10/2023		499	GBP	400	0	(11)
	11/2023	EUR	705		$743	0	(4)

Total Forward Foreign Currency Contracts						$5,928	$(597)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$11	$0	$0	$11	$0	$0	$0	$0	$11	$0	$11
BOA	55	0	0	55	(74)	0	0	(74)	(19)	0	(19)
BPS	1,589	0	0	1,589	(401)	0	0	(401)	1,188	(1,400)	(212)
BRC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	2	0	0	2	0	0	0	0	2	0	2
JPM	1	0	0	1	(1)	0	0	(1)	0	0	0
MBC	4,020	0	0	4,020	(92)	0	0	(92)	3,928	(4,290)	(362)
NGF	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
RBC	167	0	0	167	0	0	0	0	167	0	167
SCX	79	0	0	79	0	0	0	0	79	0	79
UAG	4	0	0	4	(15)	0	0	(15)	(11)	0	(11)

Total Over the Counter	$5,928	$0	$0	$5,928	$(597)	$0	$0	$(597)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$676	$676
Swap Agreements	0	0	0	0	179	179

	$0	$0	$0	$0	$855	$855

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,928	$0	$5,928

	$0	$0	$0	$5,928	$855	$6,783

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$667	$667
Swap Agreements	0	0	0	0	15	15

	$0	$0	$0	$0	$682	$682

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$597	$0	$597

	$0	$0	$0	$597	$682	$1,279

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,238)	$(2,238)
Swap Agreements	0	0	0	0	(95)	(95)

	$0	$0	$0	$0	$(2,333)	$(2,333)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,970)	$0	$(3,970)

	$0	$0	$0	$(3,970)	$(2,333)	$(6,303)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(607)	$(607)
Swap Agreements	0	0	0	0	(2,507)	(2,507)

	$0	$0	$0	$0	$(3,114)	$(3,114)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,720	$0	$10,720

	$0	$0	$0	$10,720	$(3,114)	$7,606

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$454,081	$300	$454,381
Industrials	0	12,265	0	12,265
Utilities	0	22,092	0	22,092
Preferred Securities
Banking & Finance	21,266	340,894	0	362,160
Industrials	0	14,440	0	14,440
Utilities	0	18,643	0	18,643
Short-Term Instruments
Repurchase Agreements	0	10,140	0	10,140
U.S. Treasury Bills	0	767	0	767

	$21,266	$873,322	$300	$894,888

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$81,631	$0	$0	$81,631

Total Investments	$102,897	$873,322	$300	$976,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$504	$351	0	$855
Over the counter	0	5,928	0	5,928

	$504	$6,279	$0	$6,783

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(457)	(184)	0	(641)
Over the counter	0	(597)	0	(597)

	$(457)	$(781)	$0	$(1,238)

Total Financial Derivative Instruments	$47	$5,498	$0	$5,545

Totals	$102,944	$878,820	$300	$982,064

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	147

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class C-2 shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

PIMCO Preferred and Capital Securities Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes  The Funds may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by the Funds and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report

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the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Diversified Income Fund	Daily	Monthly

PIMCO ESG Income Fund	Daily	Monthly

PIMCO High Yield Spectrum Fund	Daily	Monthly

PIMCO Long-Term Credit Bond Fund	Daily	Monthly

PIMCO Low Duration Credit Fund	Daily	Monthly

PIMCO Low Duration Income Fund	Daily	Monthly

PIMCO Credit Opportunities Bond Fund	Quarterly	Quarterly

PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

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Notes to Financial Statements	(Cont.)

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

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For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that

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Notes to Financial Statements	(Cont.)

fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources

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that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources

(normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by

‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Diversified Income Fund	$32,595	$844	$(7,001)	$(251)	$519	$26,706	$844	$0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$172	$4	$(100)	$0	$0	$76	$4	$0

PIMCO Diversified Income Fund	314,709	807,444	(757,300)	95	(140)	364,808	8,643	0

PIMCO High Yield Spectrum Fund	129	4	0	0	0	133	3	0

PIMCO Long-Term Credit Bond Fund	23,625	1,304,471	(1,325,300)	78	(3)	2,871	671	0

PIMCO Low Duration Credit Fund	1,957	72,368	(67,000)	(2)	(1)	7,322	167	0

PIMCO Low Duration Income Fund	435,729	87,985	(351,200)	57	5	172,576	7,985	0

PIMCO Preferred and Capital Securities Fund	115,587	292,669	(326,599)	20	(46)	81,631	2,269	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the

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borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually

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have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan

Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

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Notes to Financial Statements	(Cont.)

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit  The PIMCO High Yield Spectrum Fund and PIMCO Low Duration Credit Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Funds pay financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Funds also pay a fee of 0.15% per annum on the unused commitment amounts. As of September 30, 2023, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest and commitment and upfront fees, if any, paid by the Funds are disclosed as part of the interest expense on the Statements of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees

PIMCO High Yield Spectrum Fund	$9,000,000	08/27/2024	$11,975

PIMCO Low Duration Credit Fund	$7,000,000	08/27/2024	$23,486

*	Maximum available commitment prior to renewal on August 29, 2023, for PIMCO High Yield Spectrum Bond and PIMCO Low Duration Credit Fund was $9,000,000 and $20,000,000, respectively.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral

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repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of

Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(f) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for

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Notes to Financial Statements	(Cont.)

temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A

Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium

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which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment

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policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan,

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sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a

Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

Capital Securities	—	—	—	—	—	—	—	X

Preferred Securities	—	—	—	—	—	—	—	X

Concentration in Banking Industries	—	—	—	—	—	—	—	X

Contingent Convertible Securities	—	—	X	—	—	—	X	X

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Risks	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

High Yield	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	—	X	—	X	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	—	X	X

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Subsidiary	—	—	—	—	—	—	—	X

Regulation S Securities	—	—	—	—	—	—	—	X

Short Exposure	X	X	X	X	X	X	X	X

Convertible Securities	X	—	—	—	—	—	—	—

Senior Loan	X	—	—	—	—	X	—	—

Distribution Rate	—	—	X	—	—	—	X	—

Environmental, Social and Governance Investing	—	—	X	—	—	—	—	—

LIBOR Transition	X	X	X	—	X	X	X	X

“Covenant-lite” Obligations	—	—	—	—	—	X	—	—

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Capital Securities Risk is the risk that the value of securities issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the PIMCO Preferred and Capital Securities Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as

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a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested.

Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in

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foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Regulation S Securities Risk  is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Senior Loan Risk  is the risk that investing in senior loans, including bank loans, exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Environmental, Social and Governance Investing Risk  is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

“Covenant-lite” Obligations Risk  is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see

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the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master

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Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments,

168	PIMCO CREDIT BOND FUNDS

September 30, 2023	(Unaudited)

collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the

“Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class C-2
PIMCO Credit Opportunities Bond Fund	0.60%	0.30%	0.40%	0.50%	(2)*	N/A	0.45%		0.45%	N/A
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.50%	(2)	0.30%	0.45%		0.45%	N/A
PIMCO ESG Income Fund	0.25%	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	0.50%	(2)	N/A	0.40%		0.40%	N/A
PIMCO Long-Term Credit Bond Fund	0.30%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A
PIMCO Low Duration Credit Fund	0.40%	0.30%	0.40%	N/A		N/A	0.35%		0.35%	N/A
PIMCO Low Duration Income Fund	0.30%	0.20%	0.30%	0.40%	(2)	N/A	0.35%		0.35%	0.35%
PIMCO Preferred and Capital Securities Fund(1)	0.44%	0.35%	0.45%	0.55%	(2)	N/A	0.45%		0.45%	N/A

(1)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(2)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Low Duration Income Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Income Fund	0.50%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	169

Notes to Financial Statements	(Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of September 30, 2023, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO ESG Income Fund	$77	$1	$1	$79

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to reduce its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Diversified Income Fund	$6

PIMCO ESG Income Fund	2

PIMCO High Yield Spectrum Fund	2

PIMCO Low Duration Income Fund	22

PIMCO Preferred and Capital Securities Fund	6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

170	PIMCO CREDIT BOND FUNDS

September 30, 2023	(Unaudited)

(f) Acquired Fund Fees and Expenses PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fees it receives from the Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated

Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2023, the amount was $451,342. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$298,419	$240,441	$78,505	$49,178

PIMCO Diversified Income Fund	2,909,514	2,690,598	181,595	231,444

PIMCO ESG Income Fund	414,948	381,481	6,872	28,936

PIMCO High Yield Spectrum Fund	33,183	38,243	63,076	43,216

PIMCO Long-Term Credit Bond Fund	2,024,605	1,930,379	303,707	227,394

PIMCO Low Duration Credit Fund	6,686	4,155	64,107	65,086

PIMCO Low Duration Income Fund	34,211,559	33,321,270	531,714	589,741

PIMCO Preferred and Capital Securities Fund	0	0	228,881	388,119

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	171

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Opportunities Bond Fund				PIMCO Diversified Income Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,854	$45,099	10,306	$95,290	33,375	$306,046	58,877	$546,965

I-2	3,749	34,553	9,543	87,147	1,671	15,292	5,150	47,864

I-3	N/A	N/A	N/A	N/A	576	5,249	1,181	11,003

Administrative Class	N/A	N/A	N/A	N/A	1,020	9,317	922	8,902

Class A	414	3,838	626	5,801	1,851	16,958	2,931	27,245

Class C	15	139	79	716	91	835	493	4,576

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	278	2,570	671	6,142	7,585	69,462	17,598	162,554

I-2	206	1,890	459	4,185	264	2,415	760	7,043

I-3	N/A	N/A	N/A	N/A	59	539	160	1,480

Administrative Class	N/A	N/A	N/A	N/A	25	226	85	791

Class A	35	325	77	703	451	4,129	1,065	9,837

Class C	3	29	8	73	54	491	140	1,290

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(3,426)	(31,824)	(17,365)	(159,977)	(59,047)	(540,733)	(133,391)	(1,246,282)

I-2	(3,450)	(31,881)	(11,646)	(107,127)	(2,527)	(23,164)	(20,138)	(187,939)

I-3	N/A	N/A	N/A	N/A	(1,466)	(13,483)	(1,707)	(15,946)

Administrative Class	N/A	N/A	N/A	N/A	(267)	(2,456)	(2,078)	(18,961)

Class A	(347)	(3,220)	(1,007)	(9,313)	(4,027)	(36,867)	(10,575)	(98,381)

Class C	(57)	(523)	(232)	(2,086)	(530)	(4,860)	(2,174)	(20,267)

Class C -2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	2,274	$20,995	(8,481)	$(78,446)	(20,842)	$(190,604)	(80,701)	$(758,226)

172	PIMCO CREDIT BOND FUNDS

September 30, 2023	(Unaudited)

PIMCO ESG Income Fund				PIMCO High Yield Spectrum Fund				PIMCO Long-Term Credit Bond Fund

Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,879	$53,820	26,178	$246,061	8,042	$69,252	10,825	$94,668	73,777	$660,786	130,794	$1,209,465

445	4,085	1,512	14,337	1,209	10,404	3,931	34,326	10,499	91,879	9,464	88,979

62	561	754	7,225	132	1,137	1,344	11,553	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

84	769	404	3,944	678	5,836	1,458	12,879	N/A	N/A	N/A	N/A

3	32	35	322	93	800	106	922	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

460	4,204	1,116	10,397	317	2,726	793	6,808	7,666	67,346	19,461	177,407

36	332	130	1,210	438	3,767	1,055	9,047	341	2,981	601	5,488

8	76	81	759	34	293	12	105	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

5	46	16	145	132	1,137	348	2,977	N/A	N/A	N/A	N/A

0	2	1	7	12	104	33	282	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(4,850)	(44,437)	(20,645)	(194,030)	(6,649)	(57,019)	(14,660)	(128,196)	(98,274)	(862,758)	(153,201)	(1,382,969)

(535)	(4,918)	(1,565)	(14,670)	(1,402)	(12,071)	(6,723)	(56,938)	(2,435)	(21,460)	(8,748)	(80,451)

(120)	(1,103)	(2,674)	(25,017)	(1,454)	(12,458)	(221)	(1,914)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(52)	(480)	(350)	(3,340)	(647)	(5,572)	(2,205)	(19,170)	N/A	N/A	N/A	N/A

0	0	(36)	(332)	(84)	(722)	(201)	(1,736)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,425	$12,989	4,957	$47,018	851	$7,614	(4,105)	$(34,387)	(8,426)	$(61,226)	(1,629)	$17,919

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	173

Notes to Financial Statements	(Cont.)

	PIMCO Low Duration Credit Fund				PIMCO Low Duration Income Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,478	$21,485	13,154	$115,421	63,334	$494,174	347,361	$2,777,528

I-2	30	258	596	5,320	113,407	885,118	348,737	2,776,965

I-3	N/A	N/A	N/A	N/A	2,973	23,169	6,372	50,944

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	278	2,427	994	8,762	35,784	279,351	77,744	618,689

Class C	32	274	207	1,819	2,523	19,695	7,297	58,079

Class C -2	N/A	N/A	N/A	N/A	226	1,765	184	1,453
Issued as reinvestment of distributions

Institutional Class	337	2,940	1,236	10,784	8,161	63,689	25,433	199,785

I-2	33	287	64	560	11,586	90,407	33,109	259,994

I-3	N/A	N/A	N/A	N/A	272	2,122	896	7,041

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	181	1,576	350	3,047	4,065	31,724	12,046	94,589

Class C	21	184	34	297	436	3,404	1,295	10,156

Class C -2	N/A	N/A	N/A	N/A	21	163	59	466
Cost of shares redeemed

Institutional Class	(4,331)	(37,775)	(41,635)	(363,050)	(93,929)	(732,402)	(451,207)	(3,608,276)

I-2	(184)	(1,602)	(1,127)	(9,872)	(185,555)	(1,447,812)	(406,004)	(3,227,850)

I-3	N/A	N/A	N/A	N/A	(5,741)	(44,766)	(10,754)	(85,602)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(1,671)	(14,508)	(2,459)	(21,479)	(43,414)	(338,991)	(136,189)	(1,082,491)

Class C	(195)	(1,696)	(273)	(2,397)	(3,954)	(30,873)	(11,955)	(95,027)

Class C -2	N/A	N/A	N/A	N/A	(213)	(1,662)	(346)	(2,740)

Net increase (decrease) resulting from Fund share transactions	(2,991)	$(26,150)	(28,859)	$(250,788)	(90,018)	$(701,725)	(155,922)	$(1,246,297)

174	PIMCO CREDIT BOND FUNDS

September 30, 2023	(Unaudited)

PIMCO Preferred and Capital Securities Fund

Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

Shares	Amount	Shares	Amount

25,640	$215,207	81,174	$746,280

2,072	17,279	9,295	85,942

619	5,153	3,544	33,026

N/A	N/A	N/A	N/A

2,241	18,648	3,531	33,046

160	1,315	306	2,857

N/A	N/A	N/A	N/A

1,730	14,452	7,397	67,214

464	3,866	2,197	19,941

67	555	306	2,763

N/A	N/A	N/A	N/A

422	3,505	1,843	16,665

38	317	151	1,354

N/A	N/A	N/A	N/A

(36,514)	(305,931)	(151,451)	(1,410,261)

(5,500)	(45,893)	(29,545)	(271,818)

(2,393)	(19,784)	(3,676)	(33,588)

N/A	N/A	N/A	N/A

(3,425)	(28,460)	(17,329)	(157,243)

(285)	(2,358)	(784)	(7,137)

N/A	N/A	N/A	N/A

(14,664)	$(122,129)	(93,041)	$(870,959)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on February 4, 2015, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 13.9% of the PCS Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	175

Notes to Financial Statements	(Cont.)

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Credit Opportunities Bond Fund*	$32,216	$26,372

PIMCO Diversified Income Fund	99,091	106,318

PIMCO ESG Income Fund	2,049	754

PIMCO High Yield Spectrum Fund*	5,929	51,756

PIMCO Long-Term Credit Bond Fund	112,321	89,153

PIMCO Low Duration Credit Fund*	9,075	75,387

PIMCO Low Duration Income Fund	533,462	171,800

PIMCO Preferred and Capital Securities Fund	80,136	125,545

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Credit Opportunities Bond Fund	$430,534	$9,382	$(31,260)	$(21,878)

PIMCO Diversified Income Fund	4,196,288	23,555	(634,914)	(611,359)

PIMCO ESG Income Fund	290,970	8,704	(34,299)	(25,595)

PIMCO High Yield Spectrum Fund	315,448	3,090	(37,722)	(34,632)

PIMCO Long-Term Credit Bond Fund	4,248,579	32,640	(870,646)	(838,006)

PIMCO Low Duration Credit Fund	142,671	1,485	(3,312)	(1,827)

PIMCO Low Duration Income Fund	12,894,605	903,121	(1,293,324)	(390,203)

PIMCO Preferred and Capital Securities Fund	1,130,359	17,619	(174,791)	(157,172)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

176	PIMCO CREDIT BOND FUNDS

September 30, 2023	(Unaudited)

17. SUBSEQUENT EVENTS

Effective January 2, 2024, the advisory fee for each class of shares of PIMCO Credit Opportunities Bond Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.30%. The reduction in the advisory fee will lead to a decrease of 0.30% in the Management Fees for every class of shares of the Fund. This decrease will also result in a decrease in the Total Annual Fund Operating Expense for the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	177

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BNY	Bank of New York Mellon	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.

BOS	BofA Securities, Inc.	FOB	Credit Suisse Securities (USA) LLC	NXN	Natixis New York

BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC

BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CDI	Natixis Singapore	JPS	J.P. Morgan Securities LLC	STR	State Street FICC Repo

DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	NOK	Norwegian Krone

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble

CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar

COP	Colombian Peso	MXN	Mexican Peso	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	EUR001M	1 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index

CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month

CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index

CNREPOFIX	China Fixing Repo Rates 7-Day	LIBOR06M	6 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation

178	PIMCO CREDIT BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	179

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

180	PIMCO CREDIT BOND FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	181

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

182	PIMCO CREDIT BOND FUNDS

(Unaudited)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	183

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

184	PIMCO CREDIT BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Credit Opportunities Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0928	$0.0000	$0.0000	$0.0928

September 2023	$0.0745	$0.0000	$0.0000	$0.0745

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0911	$0.0000	$0.0000	$0.0911

September 2023	$0.0728	$0.0000	$0.0000	$0.0728

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0857	$0.0000	$0.0000	$0.0857

September 2023	$0.0661	$0.0000	$0.0000	$0.0661

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0736	$0.0000	$0.0000	$0.0736

September 2023	$0.0485	$0.0000	$0.0000	$0.0485

PIMCO Low Duration Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0325	$0.0000	$0.0000	$0.0325

May 2023	$0.0325	$0.0000	$0.0000	$0.0325

June 2023	$0.0325	$0.0000	$0.0000	$0.0325

July 2023	$0.0325	$0.0000	$0.0000	$0.0325

August 2023	$0.0325	$0.0000	$0.0000	$0.0325

September 2023	$0.0325	$0.0000	$0.0000	$0.0325

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0319	$0.0000	$0.0000	$0.0319

May 2023	$0.0318	$0.0000	$0.0000	$0.0318

June 2023	$0.0319	$0.0000	$0.0000	$0.0319

July 2023	$0.0319	$0.0000	$0.0000	$0.0319

August 2023	$0.0318	$0.0000	$0.0000	$0.0318

September 2023	$0.0318	$0.0000	$0.0000	$0.0318

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	185

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0315	$0.0000	$0.0000	$0.0315

May 2023	$0.0315	$0.0000	$0.0000	$0.0315

June 2023	$0.0315	$0.0000	$0.0000	$0.0315

July 2023	$0.0315	$0.0000	$0.0000	$0.0315

August 2023	$0.0315	$0.0000	$0.0000	$0.0315

September 2023	$0.0315	$0.0000	$0.0000	$0.0315

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0299	$0.0000	$0.0000	$0.0299

May 2023	$0.0299	$0.0000	$0.0000	$0.0299

June 2023	$0.0299	$0.0000	$0.0000	$0.0299

July 2023	$0.0299	$0.0000	$0.0000	$0.0299

August 2023	$0.0299	$0.0000	$0.0000	$0.0299

September 2023	$0.0299	$0.0000	$0.0000	$0.0299

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0280	$0.0000	$0.0000	$0.0280

May 2023	$0.0280	$0.0000	$0.0000	$0.0280

June 2023	$0.0280	$0.0000	$0.0000	$0.0280

July 2023	$0.0279	$0.0000	$0.0000	$0.0279

August 2023	$0.0279	$0.0000	$0.0000	$0.0279

September 2023	$0.0279	$0.0000	$0.0000	$0.0279

Class C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0267	$0.0000	$0.0000	$0.0267

May 2023	$0.0267	$0.0000	$0.0000	$0.0267

June 2023	$0.0267	$0.0000	$0.0000	$0.0267

July 2023	$0.0266	$0.0000	$0.0000	$0.0266

August 2023	$0.0266	$0.0000	$0.0000	$0.0266

September 2023	$0.0266	$0.0000	$0.0000	$0.0266

PIMCO Preferred and Capital Securities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.1005	$0.0000	$0.0000	$0.1005

September 2023	$0.1117	$0.0000	$0.0000	$0.1117

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0983	$0.0000	$0.0000	$0.0983

September 2023	$0.1098	$0.0000	$0.0000	$0.1098

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0971	$0.0000	$0.0000	$0.0971

September 2023	$0.1093	$0.0000	$0.0000	$0.1093

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0950	$0.0000	$0.0000	$0.0950

September 2023	$0.1050	$0.0000	$0.0000	$0.1050

186	PIMCO CREDIT BOND FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0833	$0.0000	$0.0000	$0.0833

September 2023	$0.0895	$0.0000	$0.0000	$0.0895

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	187

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4003SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Fundamental Index Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

		Page

Market Insights		2

Important Information About the Funds		3

Expense Examples		13

Benchmark Descriptions		15

Financial Highlights		16

Statements of Assets and Liabilities		22

Statements of Operations		26

Statements of Changes in Net Assets		28

Notes to Financial Statements		98

Glossary		120

Approval of Investment Advisory Contract and Other Agreements		121

Distribution Information		127

Fund	Fund Summary	Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund	7	30

PIMCO RAE PLUS Fund	8	42

PIMCO RAE PLUS EMG Fund	9	54

PIMCO RAE PLUS International Fund	10	64

PIMCO RAE PLUS Small Fund	11	74

PIMCO RAE Worldwide Long/Short PLUS Fund	12	84

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO FUNDAMENTAL INDEX FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A, Class C and Class R shares, if applicable, is typically lower than

4	PIMCO FUNDAMENTAL INDEX FUNDS

Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any

Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class R	Diversification Status
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	—	—	07/31/08	—	—	Diversified
PIMCO RAE PLUS Fund	06/30/05	06/30/05	04/30/08	04/27/18	06/30/05	06/30/05	—	Diversified
PIMCO RAE PLUS EMG Fund	11/26/08	11/26/08	01/07/11	—	05/31/13	05/31/13	—	Diversified
PIMCO RAE PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	—	—	Diversified
PIMCO RAE PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	—	Diversified
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	08/23/19	—	08/23/19	08/23/19	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX;

and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class - PFATX	Class A - PTFAX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	41.3%

Asset-Backed Securities	24.2%

U.S. Government Agencies	16.8%

Corporate Bonds & Notes	7.3%

Non-Agency Mortgage-Backed Securities	6.6%

U.S. Treasury Obligations	3.4%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/29/08)
PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class	0.11%	3.51%	(1.11)%	(0.64)%	2.10%
PIMCO RAE Fundamental Advantage PLUS Fund Class A	(0.06)%	3.12%	(1.50)%	(1.03)%	1.69%
PIMCO RAE Fundamental Advantage PLUS Fund Class A (adjusted)	(3.83)%	(0.73)%	(2.24)%	(1.41)%	1.44%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.40%	1.21%
Lipper Alternative Equity Market Neutral Funds Average	4.57%	9.69%	2.99%	2.63%	2.65%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.07% for Institutional Class shares, and 1.47% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RAE Fundamental Advantage PLUS Fund seeks maximum total return, consistent with prudent investment management, under normal circumstances, by obtaining long exposure to a portfolio of stocks (“RAE US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy. The RAE US Large Model Portfolio stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund’s strategy of maintaining long exposure to the RAE US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE US Large Model Portfolio over the S&P 500. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE US Large Model Portfolio detracted from returns relative to the S&P 500 Index (the “benchmark”). Highlights of the drivers of performance include the following:

»	Overweight exposure to the energy sector contributed to relative returns, as the sector outperformed the benchmark.

»	Security selection in the health care sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	Underweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector outperformed the benchmark and the Fund’s holdings underperformed the benchmark.

»	The Fund’s bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO RAE PLUS Fund

Institutional Class - PXTIX	Class A - PIXAX
I-2 - PIXPX	Class C - PIXCX
I-3 - PXTNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	38.2%

Asset-Backed Securities	25.9%

U.S. Government Agencies	17.5%

Corporate Bonds & Notes	8.1%

Non-Agency Mortgage-Backed Securities	6.3%

U.S. Treasury Obligations	3.4%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/30/05)
PIMCO RAE PLUS Fund Institutional Class	2.65%	19.98%	6.54%	9.38%	10.36%
PIMCO RAE PLUS Fund I-2	2.59%	20.02%	6.43%	9.28%	10.24%
PIMCO RAE PLUS Fund I-3	2.56%	19.85%	6.37%	9.22%	10.20%
PIMCO RAE PLUS Fund Class A	2.37%	19.51%	6.10%	8.96%	9.91%
PIMCO RAE PLUS Fund Class A (adjusted)	(1.46)%	15.03%	5.29%	8.54%	9.68%
PIMCO RAE PLUS Fund Class C	1.98%	18.56%	5.30%	8.14%	9.10%
PIMCO RAE PLUS Fund Class C (adjusted)	0.98%	17.56%	5.30%	8.14%	9.10%
Russell 1000® Value Index	0.78%	14.44%	6.23%	8.45%	7.24%
S&P 500 Index	5.18%	21.62%	9.92%	11.91%	9.42%
Lipper Large-Cap Value Funds Average	1.94%	16.45%	6.93%	8.70%	7.50%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.83% for Institutional Class shares, 0.93% for I-2 shares, 1.03% for I-3 shares, 1.23% for Class A shares, and 1.98% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RAE PLUS Fund seeks total return which exceeds that of its benchmark, the Russell 1000® Value Index, under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies (“RAE US Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE US Large Model Portfolio contributed to returns relative to the Russell 1000 Value Index (the “benchmark”). Highlights of the drivers of performance include the following:

»	Security selection in the health care sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in the information technology sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark.

»	Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the benchmark and the Fund’s holdings underperformed the benchmark.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE PLUS EMG Fund

Institutional Class - PEFIX	Class A - PEFFX
I-2 - PEFPX	Class C - PEFCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	40.1%

Asset-Backed Securities	22.4%

U.S. Government Agencies	18.9%

Non-Agency Mortgage-Backed Securities	10.2%

Corporate Bonds & Notes	5.0%

U.S. Treasury Obligations	2.8%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/26/08)
PIMCO RAE PLUS EMG Fund Institutional Class	8.52%	28.43%	4.54%	4.53%	10.11%
PIMCO RAE PLUS EMG Fund I-2	8.54%	28.16%	4.40%	4.41%	9.98%
PIMCO RAE PLUS EMG Fund Class A	8.50%	27.78%	4.07%	4.08%	9.67%
PIMCO RAE PLUS EMG Fund Class A (adjusted)	4.42%	22.89%	3.28%	3.68%	9.38%
PIMCO RAE PLUS EMG Fund Class C	8.01%	26.96%	3.32%	3.31%	8.84%
PIMCO RAE PLUS EMG Fund Class C (adjusted)	7.01%	25.96%	3.32%	3.31%	8.84%
MSCI Emerging Markets Value Index	1.72%	16.03%	0.38%	1.21%	6.04%
MSCI Emerging Markets Index	(2.05)%	11.70%	0.55%	2.07%	6.81%
Lipper Emerging Market Funds Average	(0.82)%	13.84%	0.72%	1.58%	6.39%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.20% for Institutional Class shares, 1.30% for I-2 shares, 1.60% for Class A shares, and 2.35% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RAE PLUS EMG Fund seeks total return which exceeds that of its benchmark, the MSCI Emerging Markets Value Index (Net Dividends in USD), under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy. The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Emerging Markets Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to returns relative to the MSCI Emerging Markets Value Index (the “benchmark”). Highlights of the drivers of performance include the following:

»	Overweight exposure to, and security selection in, the financials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the benchmark.

»	Security selection in the information technology sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Security selection in the real estate sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	Security selection in the energy sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO RAE PLUS International Fund

Institutional Class - PTSIX	Class A - PTSOX
I-2 - PTIPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	39.8%

Asset-Backed Securities	22.9%

U.S. Government Agencies	16.9%

Non-Agency Mortgage-Backed Securities	10.8%

Corporate Bonds & Notes	5.1%

U.S. Treasury Obligations	4.0%

Sovereign Issues	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/30/11)
PIMCO RAE PLUS International Fund Institutional Class	3.61%	30.02%	2.08%	3.44%	6.49%
PIMCO RAE PLUS International Fund I-2	3.40%	29.71%	1.90%	3.30%	6.36%
PIMCO RAE PLUS International Fund Class A	3.44%	29.50%	1.69%	3.06%	6.11%
PIMCO RAE PLUS International Fund Class A (adjusted)	(0.45)%	24.71%	0.92%	2.67%	5.77%
MSCI EAFE Value Index	3.76%	31.51%	2.81%	2.97%	5.38%
MSCI EAFE Index	(1.28)%	25.65%	3.24%	3.82%	6.16%
Lipper International Multi-Cap Value Funds Average	0.26%	28.61%	2.47%	3.08%	5.49%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.98% for Institutional Class shares, 1.08% for I-2 shares, and 1.33% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RAE PLUS International Fund seeks total return which exceeds that of its benchmark, the MSCI EAFE Value Index, under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy. The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE International Large Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE International Large Model Portfolio detracted from returns relative to the MSCI EAFE Value Index (the “benchmark”). Highlights of the drivers of performance include the following:

»	Security selection in the utilities sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Underweight exposure to and, security selection in, the materials sector contributed to relative returns, as the sector underperformed the benchmark and the Fund’s holdings outperformed the benchmark.

»	Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the benchmark index.

»	Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the benchmark.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE PLUS Small Fund

Institutional Class - PCFIX	Class A - PCFAX
I-2 - PCCPX	Class C - PCFEX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	31.6%

Asset-Backed Securities	23.6%

U.S. Government Agencies	20.7%

Non-Agency Mortgage-Backed Securities	14.8%

Corporate Bonds & Notes	5.3%

U.S. Treasury Obligations	3.5%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (09/30/11)
PIMCO RAE PLUS Small Fund Institutional Class	6.31%	17.44%	6.27%	9.00%	13.17%
PIMCO RAE PLUS Small Fund I-2	6.27%	17.34%	6.18%	8.90%	13.06%
PIMCO RAE PLUS Small Fund Class A	6.10%	17.05%	5.91%	8.61%	12.76%
PIMCO RAE PLUS Small Fund Class A (adjusted)	2.08%	12.62%	5.10%	8.19%	12.40%
PIMCO RAE PLUS Small Fund Class C	5.71%	16.26%	5.13%	7.82%	11.94%
PIMCO RAE PLUS Small Fund Class C (adjusted)	4.71%	15.26%	5.13%	7.82%	11.94%
Russell 2000® Value Index	0.13%	7.84%	2.59%	6.19%	9.80%
Russell 2000® Index	(0.19)%	8.93%	2.40%	6.65%	10.35%
Lipper Small-Cap Value Funds Average	1.95%	14.96%	4.55%	6.21%	10.03%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.95% for Institutional Class shares, 1.05% for I-2 shares, 1.30% for Class A shares, and 2.05% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RAE PLUS Small Fund seeks total return which exceeds that of its benchmark, the Russell 2000® Value Index, under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy. The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE US Small Model Portfolio. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to the RAE US Small Model Portfolio contributed to returns relative to the Russell 2000 Value Index (the “benchmark”). Highlights of the drivers of performance include the following:

»	Security selection in the consumer discretionary sector contributed to relative returns, as the Fund’s holdings outperformed the benchmark.

»	Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the benchmark.

»	Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the benchmark.

»	Overweight exposure to the consumer staples sector detracted from relative returns, as the sector underperformed the benchmark.

»	The Fund’s bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class - PWLIX	Class A - PWLBX
I-2 - PWLMX	Class C - PWLEX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	35.4%

Asset-Backed Securities	24.9%

U.S. Government Agencies	17.9%

Non-Agency Mortgage-Backed Securities	8.7%

Corporate Bonds & Notes	8.7%

U.S. Treasury Obligations	3.9%

Sovereign Issues	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	Fund Inception (12/04/14)
PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class	3.43%	10.98%	2.18%	3.86%
PIMCO RAE Worldwide Long/Short PLUS Fund I-2	3.48%	10.99%	2.10%	3.77%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A	3.28%	10.56%	1.76%	3.45%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A (adjusted)	(2.35)%	4.47%	0.63%	2.79%
PIMCO RAE Worldwide Long/Short PLUS Fund Class C	2.94%	9.89%	1.04%	2.69%
PIMCO RAE Worldwide Long/Short PLUS Fund Class C (adjusted)	1.94%	8.89%	1.04%	2.69%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.55%♦
Lipper Alternative Long/Short Equity Funds Funds Average	2.79%	11.49%	4.03%	3.78%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

♦ Average annual total return since 11/30/2014.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.28% for Institutional Class shares, 1.38% for I-2 shares, 1.68% for Class A shares, and 2.43% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RAE Worldwide Long/Short PLUS Fund seeks long-term capital appreciation, consistent with prudent investment management, under normal circumstances by obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complementing this equity exposure with absolute return bond alpha strategy. The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub-adviser, Research Affiliates, LLC, from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to returns. Highlights of the drivers of performance include the following:

»	Net long exposure to the RAE Model Portfolios contributed to performance, as the overweight exposure to the RAE Model Portfolios and the outperformance of the RAE Model Portfolios relative to the respective market-capitalization weighted indices contributed to returns.

»	Hedging non-U.S. currency risk in the long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most major currencies.

»	The Fund’s bond alpha strategy contributed to returns. Highlights of the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

12	PIMCO FUNDAMENTAL INDEX FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class	$1,000.00	$1,001.10	$6.39	$1,000.00	$1,018.55	$6.44	1.28%
Class A	1,000.00	999.40	8.37	1,000.00	1,016.55	8.45	1.68

PIMCO RAE PLUS Fund
Institutional Class	$1,000.00	$1,026.50	$4.40	$1,000.00	$1,020.59	$4.38	0.87%
I-2	1,000.00	1,025.90	4.90	1,000.00	1,020.09	4.89	0.97
I-3	1,000.00	1,025.60	5.15	1,000.00	1,019.85	5.14	1.02
Class A	1,000.00	1,023.70	6.41	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	1,019.80	10.17	1,000.00	1,014.86	10.15	2.02

PIMCO RAE PLUS EMG Fund
Institutional Class	$1,000.00	$1,085.20	$7.23	$1,000.00	$1,018.00	$6.99	1.39%
I-2	1,000.00	1,085.40	7.75	1,000.00	1,017.50	7.49	1.49
Class A	1,000.00	1,085.00	9.30	1,000.00	1,016.01	9.00	1.79
Class C	1,000.00	1,080.10	13.17	1,000.00	1,012.27	12.74	2.54

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO RAE PLUS International Fund
Institutional Class	$1,000.00	$1,036.10	$6.80	$1,000.00	$1,018.25	$6.74	1.34%
I-2	1,000.00	1,034.00	7.30	1,000.00	1,017.75	7.24	1.44
Class A	1,000.00	1,034.40	8.57	1,000.00	1,016.50	8.50	1.69

PIMCO RAE PLUS Small Fund
Institutional Class	$1,000.00	$1,063.10	$5.25	$1,000.00	$1,019.85	$5.14	1.02%
I-2	1,000.00	1,062.70	5.76	1,000.00	1,019.35	5.64	1.12
Class A	1,000.00	1,061.00	7.04	1,000.00	1,018.10	6.89	1.37
Class C	1,000.00	1,057.10	10.87	1,000.00	1,014.36	10.65	2.12

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class	$1,000.00	$1,034.30	$7.05	$1,000.00	$1,018.00	$6.99	1.39%
I-2	1,000.00	1,034.80	7.56	1,000.00	1,017.50	7.49	1.49
Class A	1,000.00	1,032.80	9.07	1,000.00	1,016.01	9.00	1.79
Class C	1,000.00	1,029.40	12.85	1,000.00	1,012.27	12.74	2.54

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

14	PIMCO FUNDAMENTAL INDEX FUNDS

Benchmark Descriptions

Index*	Benchmark Description

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

MSCI EAFE Value Index	The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction of the MSCI EAFE Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI Emerging Markets Index	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

MSCI Emerging Markets Value Index	The MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across a group of emerging markets countries. The value investment style characteristics for index construction of the MSCI Emerging Markets Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of large and midcapitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which measures the performance of the large and mid-capitalization sector of the U.S. equity market.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000® Value Index is a subset of the Russell 2000® Index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.46	$0.18	$(0.17)	$0.01	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2023	8.56	0.21	0.21	0.42	(0.52)	0.00	0.00	(0.52)

03/31/2022	9.51	0.07	(0.59)	(0.52)	(0.41)	0.00	(0.02)	(0.43)

03/31/2021	8.58	0.06	0.93	0.99	(0.06)	0.00	0.00	(0.06)

03/31/2020	9.84	0.21	(1.47)	(1.26)	0.00	0.00	0.00	0.00

03/31/2019	10.12	0.20	(0.42)	(0.22)	(0.06)	0.00	0.00	(0.06)
Class A

04/01/2023 - 09/30/2023+	8.17	0.15	(0.16)	(0.01)	(0.07)	0.00	0.00	(0.07)

03/31/2023	8.28	0.17	0.21	0.38	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.23	0.03	(0.57)	(0.54)	(0.39)	0.00	(0.02)	(0.41)

03/31/2021	8.35	0.04	0.88	0.92	(0.04)	0.00	0.00	(0.04)

03/31/2020	9.61	0.18	(1.44)	(1.26)	0.00	0.00	0.00	0.00

03/31/2019	9.89	0.16	(0.41)	(0.25)	(0.03)	0.00	0.00	(0.03)

PIMCO RAE PLUS Fund
Institutional Class

04/01/2023 - 09/30/2023+	$16.51	$0.39	$0.05	$0.44	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2023(h)	20.25	0.51	(1.72)	(1.21)	(0.62)	(1.91)	0.00	(2.53)

03/31/2022(h)	20.85	0.27	1.71	1.98	(2.58)	0.00	0.00	(2.58)

03/31/2021(h)	13.92	0.30	9.72	10.02	(3.09)	0.00	0.00	(3.09)

03/31/2020(h)	21.00	0.54	(4.32)	(3.78)	(0.54)	(2.73)	(0.03)	(3.30)

03/31/2019(h)	22.50	0.51	0.42	0.93	(0.30)	(2.13)	0.00	(2.43)
I-2

04/01/2023 - 09/30/2023+	16.25	0.37	0.05	0.42	(0.20)	0.00	0.00	(0.20)

03/31/2023(h)	19.98	0.49	(1.71)	(1.22)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.61	0.27	1.65	1.92	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.80	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)

03/31/2020(h)	20.85	0.51	(4.29)	(3.78)	(0.51)	(2.73)	(0.03)	(3.27)

03/31/2019(h)	22.35	0.48	0.42	0.90	(0.27)	(2.13)	0.00	(2.40)
I-3

04/01/2023 - 09/30/2023+	16.20	0.37	0.05	0.42	(0.19)	0.00	0.00	(0.19)

03/31/2023(h)	19.92	0.50	(1.71)	(1.21)	(0.60)	(1.91)	0.00	(2.51)

03/31/2022(h)	20.58	0.24	1.65	1.89	(2.55)	0.00	0.00	(2.55)

03/31/2021(h)	13.77	0.30	9.57	9.87	(3.06)	0.00	0.00	(3.06)

03/31/2020(h)	20.82	0.48	(4.26)	(3.78)	(0.51)	(2.73)	(0.03)	(3.27)

04/27/2018 - 03/31/2019(h)	22.77	0.42	0.06	0.48	(0.30)	(2.13)	0.00	(2.43)
Class A

04/01/2023 - 09/30/2023+	14.86	0.32	0.04	0.36	(0.19)	0.00	0.00	(0.19)

03/31/2023(h)	18.51	0.41	(1.58)	(1.17)	(0.57)	(1.91)	0.00	(2.48)

03/31/2022(h)	19.29	0.18	1.56	1.74	(2.52)	0.00	0.00	(2.52)

03/31/2021(h)	13.05	0.24	9.03	9.27	(3.03)	0.00	0.00	(3.03)

03/31/2020(h)	19.89	0.42	(4.05)	(3.63)	(0.45)	(2.73)	(0.03)	(3.21)

03/31/2019(h)	21.45	0.39	0.42	0.81	(0.24)	(2.13)	0.00	(2.37)
Class C

04/01/2023 - 09/30/2023+	12.35	0.22	0.03	0.25	(0.15)	0.00	0.00	(0.15)

03/31/2023(h)	15.87	0.23	(1.34)	(1.11)	(0.50)	(1.91)	0.00	(2.41)

03/31/2022(h)	16.89	0.03	1.35	1.38	(2.40)	0.00	0.00	(2.40)

03/31/2021(h)	11.67	0.09	8.04	8.13	(2.91)	0.00	0.00	(2.91)

03/31/2020(h)	18.12	0.24	(3.60)	(3.36)	(0.33)	(2.73)	(0.03)	(3.09)

03/31/2019(h)	19.83	0.21	0.36	0.57	(0.15)	(2.13)	0.00	(2.28)

PIMCO RAE PLUS EMG Fund
Institutional Class

04/01/2023 - 09/30/2023+	$6.11	$0.15	$0.37	$0.52	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	7.31	0.20	(0.81)	(0.61)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.27	0.12	0.11	0.23	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.81	0.14	5.35	5.49	(2.03)	0.00	0.00	(2.03)

03/31/2020	9.94	0.21	(3.30)	(3.09)	0.00	0.00	(0.04)	(0.04)

03/31/2019	11.33	0.18	(1.28)	(1.10)	(0.29)	0.00	0.00	(0.29)

16	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.38	0.11%	$626,158	1.28	%*	1.28	%*	0.89	%*	0.89	%*	4.34	%*	194%

8.46	4.82	583,106	1.07		1.07		0.89		0.89		2.37		113

8.56	(5.44)	665,443	0.90		0.90		0.89		0.89		0.73		112

9.51	11.60	1,075,166	0.91		0.91		0.89		0.89		0.69		355

8.58	(12.80)	1,591,563	0.96		0.96		0.89		0.89		2.21		455

9.84	(2.23)	1,591,337	0.98		0.98		0.89		0.89		2.04		408

8.09	(0.06)	10,747	1.68	*	1.68	*	1.29	*	1.29	*	3.92	*	194

8.17	4.47	13,211	1.47		1.47		1.29		1.29		1.99		113

8.28	(5.85)	12,280	1.30		1.30		1.29		1.29		0.32		112

9.23	11.05	10,355	1.31		1.31		1.29		1.29		0.44		355

8.35	(13.11)	4,987	1.36		1.36		1.29		1.29		1.90		455

9.61	(2.58)	9,366	1.38		1.38		1.29		1.29		1.63		408

$16.74	2.65%	$316,245	0.87	%*	0.87	%*	0.79	%*	0.79	%*	4.66	%*	169%

16.51	(5.86)	370,230	0.83		0.83		0.79		0.79		2.83		120

20.25	9.93	453,630	0.80		0.80		0.79		0.79		1.31		120

20.85	75.31	695,032	0.80		0.80		0.79		0.79		1.71		271

13.92	(22.56)	291,485	0.87		0.87		0.79		0.79		2.58		441

21.00	4.65	491,771	0.93		0.93		0.79		0.79		2.24		399

16.47	2.59	183,180	0.97	*	0.97	*	0.89	*	0.89	*	4.56	*	169

16.25	(5.96)	193,574	0.93		0.93		0.89		0.89		2.81		120

19.98	9.83	288,189	0.90		0.90		0.89		0.89		1.25		120

20.61	74.92	293,626	0.90		0.90		0.89		0.89		1.64		271

13.80	(22.63)	202,721	0.97		0.97		0.89		0.89		2.46		441

20.85	4.64	296,026	1.03		1.03		0.89		0.89		2.14		399

16.43	2.56	5,216	1.02	*	1.07	*	0.94	*	0.99	*	4.50	*	169

16.20	(5.96)	9,051	0.98		1.03		0.94		0.99		2.85		120

19.92	9.66	8,445	0.95		1.00		0.94		0.99		1.23		120

20.58	75.06	6,529	0.95		1.00		0.94		0.99		1.61		271

13.77	(22.67)	3,142	1.02		1.07		0.94		0.99		2.33		441

20.82	2.68	1,890	1.08	*	1.13	*	0.94	*	0.99	*	2.11	*	399

15.03	2.37	415,476	1.27	*	1.27	*	1.19	*	1.19	*	4.26	*	169

14.86	(6.19)	443,313	1.23		1.23		1.19		1.19		2.56		120

18.51	9.44	532,609	1.20		1.20		1.19		1.19		0.95		120

19.29	74.44	508,605	1.20		1.20		1.19		1.19		1.34		271

13.05	(22.88)	367,647	1.27		1.27		1.19		1.19		2.17		441

19.89	4.34	649,864	1.33		1.33		1.19		1.19		1.84		399

12.45	1.98	40,669	2.02	*	2.02	*	1.94	*	1.94	*	3.51	*	169

12.35	(6.92)	51,114	1.98		1.98		1.94		1.94		1.69		120

15.87	8.63	94,548	1.95		1.95		1.94		1.94		0.18		120

16.89	73.29	131,664	1.95		1.95		1.94		1.94		0.61		271

11.67	(23.52)	154,295	2.02		2.02		1.94		1.94		1.43		441

18.12	3.53	281,900	2.08		2.08		1.94		1.94		1.09		399

$6.45	8.52%	$189,396	1.39	%*	1.39	%*	1.10	%*	1.10	%*	4.66	%*	243%

6.11	(7.88)	181,436	1.20		1.20		1.10		1.10		3.13		266

7.31	0.27	170,539	1.12		1.12		1.10		1.10		1.18		137

10.27	84.08	936,800	1.17	(e)	1.17	(e)	1.13	(e)	1.13	(e)	1.66		331

6.81	(31.23)	1,759,028	1.36		1.36		1.15		1.15		2.18		420

9.94	(9.71)	3,110,824	1.25		1.25		1.15		1.15		1.82		339

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS EMG Fund (Cont.)
I-2

04/01/2023 - 09/30/2023+	$6.06	$0.15	$0.37	$0.52	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	7.27	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.25	0.12	0.09	0.21	(3.19)	0.00	0.00	(3.19)

03/31/2021	6.80	0.13	5.35	5.48	(2.03)	0.00	0.00	(2.03)

03/31/2020	9.94	0.20	(3.30)	(3.10)	0.00	0.00	(0.04)	(0.04)

03/31/2019	11.31	0.18	(1.28)	(1.10)	(0.27)	0.00	0.00	(0.27)
Class A

04/01/2023 - 09/30/2023+	5.89	0.13	0.36	0.49	(0.17)	0.00	0.00	(0.17)

03/31/2023	7.10	0.17	(0.79)	(0.62)	0.00	(0.59)	0.00	(0.59)

03/31/2022	10.07	0.09	0.10	0.19	(3.16)	0.00	0.00	(3.16)

03/31/2021	6.72	0.10	5.25	5.35	(2.00)	0.00	0.00	(2.00)

03/31/2020	9.81	0.17	(3.26)	(3.09)	0.00	0.00	0.00	0.00

03/31/2019	11.18	0.14	(1.26)	(1.12)	(0.25)	0.00	0.00	(0.25)
Class C

04/01/2023 - 09/30/2023+	5.41	0.10	0.33	0.43	(0.15)	0.00	0.00	(0.15)

03/31/2023	6.63	0.10	(0.73)	(0.63)	0.00	(0.59)	0.00	(0.59)

03/31/2022	9.61	0.02	0.10	0.12	(3.10)	0.00	0.00	(3.10)

03/31/2021	6.46	0.04	5.05	5.09	(1.94)	0.00	0.00	(1.94)

03/31/2020	9.50	0.10	(3.14)	(3.04)	0.00	0.00	0.00	0.00

03/31/2019	10.87	0.07	(1.24)	(1.17)	(0.20)	0.00	0.00	(0.20)

PIMCO RAE PLUS International Fund
Institutional Class

04/01/2023 - 09/30/2023+	$6.65	$0.16	$0.08	$0.24	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2023	10.93	0.28	(0.98)	(0.70)	(0.16)	(3.42)	0.00	(3.58)

03/31/2022(f)	34.35	0.38	(0.50)	(0.12)	(4.49)	(18.81)	0.00	(23.30)

03/31/2021(f)	25.50	0.30	14.90	15.20	(6.35)	0.00	0.00	(6.35)

03/31/2020(f)	35.45	0.90	(9.85)	(8.95)	(1.00)	0.00	0.00	(1.00)

03/31/2019(f)	48.15	1.25	(4.85)	(3.60)	(9.10)	0.00	0.00	(9.10)
I-2

04/01/2023 - 09/30/2023+	6.41	0.15	0.07	0.22	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.67	0.27	(0.96)	(0.69)	(0.15)	(3.42)	0.00	(3.57)

03/31/2022(f)	34.10	0.35	(0.46)	(0.11)	(4.51)	(18.81)	0.00	(23.32)

03/31/2021(f)	25.40	0.35	14.70	15.05	(6.35)	0.00	0.00	(6.35)

03/31/2020(f)	35.40	0.90	(9.95)	(9.05)	(0.95)	0.00	0.00	(0.95)

03/31/2019(f)	48.10	1.25	(4.85)	(3.60)	(9.10)	0.00	0.00	(9.10)
Class A

04/01/2023 - 09/30/2023+	6.39	0.14	0.08	0.22	(0.15)	0.00	0.00	(0.15)

03/31/2023	10.67	0.25	(0.97)	(0.72)	(0.14)	(3.42)	0.00	(3.56)

03/31/2022(f)	34.15	0.28	(0.50)	(0.22)	(4.45)	(18.81)	0.00	(23.26)

03/31/2021(f)	25.40	0.20	14.80	15.00	(6.25)	0.00	0.00	(6.25)

03/31/2020(f)	35.35	0.85	(9.90)	(9.05)	(0.90)	0.00	0.00	(0.90)

03/31/2019(f)	48.00	1.15	(4.80)	(3.65)	(9.00)	0.00	0.00	(9.00)

PIMCO RAE PLUS Small Fund
Institutional Class

04/01/2023 - 09/30/2023+	$13.16	$0.35	$0.48	$0.83	$0.00	$0.00	$0.00	$0.00

03/31/2023	16.37	0.46	(3.11)	(2.65)	(0.56)	0.00	0.00	(0.56)

03/31/2022(g)	43.76	0.47	4.73	5.20	(10.69)	(21.90)	0.00	(32.59)

03/31/2021(g)	26.44	0.40	31.08	31.48	(11.92)	(2.24)	0.00	(14.16)

03/31/2020(g)	41.64	0.88	(15.20)	(14.32)	(0.88)	0.00	0.00	(0.88)

03/31/2019(g)	46.44	0.92	(1.16)	(0.24)	(1.52)	(3.04)	0.00	(4.56)
I-2

04/01/2023 - 09/30/2023+	12.91	0.33	0.48	0.81	0.00	0.00	0.00	0.00

03/31/2023	16.08	0.49	(3.11)	(2.62)	(0.55)	0.00	0.00	(0.55)

03/31/2022(g)	43.52	0.41	4.73	5.14	(10.68)	(21.90)	0.00	(32.58)

03/31/2021(g)	26.36	0.40	30.92	31.32	(11.92)	(2.24)	0.00	(14.16)

03/31/2020(g)	41.52	0.84	(15.12)	(14.28)	(0.88)	0.00	0.00	(0.88)

03/31/2019(g)	46.32	0.88	(1.16)	(0.28)	(1.48)	(3.04)	0.00	(4.52)

18	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.40	8.54%	$5,886	1.49	%*	1.49	%*	1.20	%*	1.20	%*	4.56	%*	243%

6.06	(8.07)	5,609	1.30		1.30		1.20		1.20		2.76		266

7.27	0.04	18,428	1.22		1.22		1.20		1.20		1.28		137

10.25	84.04	24,161	1.27	(e)	1.27	(e)	1.23	(e)	1.23	(e)	1.41		331

6.80	(31.36)	6,064	1.46		1.46		1.25		1.25		2.04		420

9.94	(9.69)	21,706	1.35		1.35		1.25		1.25		1.72		339

6.21	8.32	9,246	1.79	*	1.79	*	1.50	*	1.50	*	4.23	*	243

5.89	(8.28)	8,962	1.60		1.60		1.50		1.50		2.74		266

7.10	(0.16)	10,770	1.52		1.52		1.50		1.50		0.96		137

10.07	83.06	12,242	1.57	(e)	1.57	(e)	1.53	(e)	1.53	(e)	1.10		331

6.72	(31.50)	7,351	1.76		1.76		1.55		1.55		1.78		420

9.81	(10.02)	17,935	1.65		1.65		1.55		1.55		1.42		339

5.69	8.01	551	2.54	*	2.54	*	2.25	*	2.25	*	3.50	*	243

5.41	(9.04)	573	2.35		2.35		2.25		2.25		1.75		266

6.63	(0.96)	1,110	2.27		2.27		2.25		2.25		0.28		137

9.61	82.02	1,540	2.32	(e)	2.32	(e)	2.28	(e)	2.28	(e)	0.46		331

6.46	(32.00)	1,326	2.51		2.51		2.30		2.30		1.06		420

9.50	(10.77)	3,331	2.40		2.40		2.30		2.30		0.67		339

$6.73	3.61%	$156,145	1.34	%*	1.34	%*	0.82	%*	0.82	%*	4.64	%*	191%

6.65	(4.09)	159,335	0.98		0.98		0.82		0.82		3.43		70

10.93	(0.61)	130,866	0.84		0.84		0.83		0.83		1.25		39

34.35	62.21	1,163,251	0.83		0.83		0.82		0.82		0.92		457

25.50	(26.10)	702,304	0.87		0.87		0.82		0.82		2.61		462

35.45	(7.10)	380,912	1.09		1.09		0.83		0.83		3.10		366

6.47	3.40	556	1.44	*	1.44	*	0.92	*	0.92	*	4.54	*	191

6.41	(4.04)	567	1.08		1.08		0.92		0.92		3.37		70

10.67	(0.62)	502	0.94		0.94		0.93		0.93		1.52		39

34.10	61.72	493	0.93		0.93		0.92		0.92		1.13		457

25.40	(26.35)	283	0.97		0.97		0.92		0.92		2.58		462

35.40	(7.18)	4,720	1.19		1.19		0.93		0.93		3.06		366

6.46	3.44	4,031	1.69	*	1.69	*	1.17	*	1.17	*	4.29	*	191

6.39	(4.48)	4,174	1.33		1.33		1.17		1.17		3.05		70

10.67	(0.98)	4,664	1.19		1.19		1.18		1.18		1.32		39

34.15	61.55	5,474	1.18		1.18		1.17		1.17		0.60		457

25.40	(26.39)	4,740	1.22		1.22		1.17		1.17		2.36		462

35.35	(7.31)	9,292	1.44		1.44		1.18		1.18		2.85		366

$13.99	6.31%	$97,857	1.02	%*	1.02	%*	0.84	%*	0.84	%*	5.19	%*	224%

13.16	(16.42)	101,494	0.95		0.95		0.84		0.84		3.24		123

16.37	13.79	154,994	0.85		0.85		0.84		0.84		1.28		96

43.76	131.16	683,013	0.86		0.86		0.84		0.84		1.14		338

26.44	(35.18)	206,844	0.93		0.93		0.84		0.84		2.19		468

41.64	(0.37)	137,253	0.92		0.92		0.84		0.84		1.99		405

13.72	6.27	19,880	1.12	*	1.12	*	0.94	*	0.94	*	5.08	*	224

12.91	(16.52)	21,011	1.05		1.05		0.94		0.94		3.49		123

16.08	13.72	26,641	0.95		0.95		0.94		0.94		1.46		96

43.52	130.85	18,798	0.96		0.96		0.94		0.94		1.00		338

26.36	(35.23)	3,631	1.03		1.03		0.94		0.94		2.09		468

41.52	(0.46)	5,079	1.02		1.02		0.94		0.94		1.91		405

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE PLUS Small Fund (Cont.)
Class A

04/01/2023 - 09/30/2023+	$12.46	$0.31	$0.45	$0.76	$0.00	$0.00	$0.00	$0.00

03/31/2023	15.55	0.41	(2.98)	(2.57)	(0.52)	0.00	0.00	(0.52)

03/31/2022(g)	43.08	0.33	4.66	4.99	(10.62)	(21.90)	0.00	(32.52)

03/31/2021(g)	26.20	0.28	30.64	30.92	(11.80)	(2.24)	0.00	(14.04)

03/31/2020(g)	41.24	0.76	(15.04)	(14.28)	(0.76)	0.00	0.00	(0.76)

03/31/2019(g)	46.04	0.76	(1.12)	(0.36)	(1.40)	(3.04)	0.00	(4.44)
Class C

04/01/2023 - 09/30/2023+	11.03	0.23	0.40	0.63	0.00	0.00	0.00	0.00

03/31/2023	13.87	0.31	(2.67)	(2.36)	(0.48)	0.00	0.00	(0.48)

03/31/2022(g)	41.68	0.11	4.41	4.52	(10.43)	(21.90)	0.00	(32.33)

03/31/2021(g)	25.60	0.00	29.92	29.92	(11.60)	(2.24)	0.00	(13.84)

03/31/2020(g)	40.44	0.44	(14.72)	(14.28)	(0.56)	0.00	0.00	(0.56)

03/31/2019(g)	45.28	0.40	(1.12)	(0.72)	(1.08)	(3.04)	0.00	(4.12)

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class

04/01/2023 - 09/30/2023+	$7.51	$0.15	$0.11	$0.26	$(0.03)	$0.00	$0.00	$(0.03)

03/31/2023	8.19	0.18	(0.07)	0.11	(0.79)	0.00	0.00	(0.79)

03/31/2022	8.54	0.08	0.76	0.84	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.21	0.09	0.98	1.07	(0.74)	0.00	0.00	(0.74)

03/31/2020	10.23	0.21	(1.64)	(1.43)	(0.59)	0.00	0.00	(0.59)

03/31/2019	9.51	0.17	0.68	0.85	(0.13)	0.00	0.00	(0.13)
I-2

04/01/2023 - 09/30/2023+	7.51	0.15	0.10	0.25	(0.02)	0.00	0.00	(0.02)

03/31/2023	8.19	0.16	(0.06)	0.10	(0.78)	0.00	0.00	(0.78)

03/31/2022	8.55	0.07	0.76	0.83	(1.19)	0.00	0.00	(1.19)

03/31/2021	8.20	0.09	0.99	1.08	(0.73)	0.00	0.00	(0.73)

08/23/2019 - 03/31/2020	9.95	0.09	(1.43)	(1.34)	(0.41)	0.00	0.00	(0.41)
Class A

04/01/2023 - 09/30/2023+	7.46	0.14	0.10	0.24	(0.01)	0.00	0.00	(0.01)

03/31/2023	8.15	0.15	(0.08)	0.07	(0.76)	0.00	0.00	(0.76)

03/31/2022	8.51	0.05	0.75	0.80	(1.16)	0.00	0.00	(1.16)

03/31/2021	8.18	0.06	0.98	1.04	(0.71)	0.00	0.00	(0.71)

08/23/2019 - 03/31/2020	9.95	0.08	(1.44)	(1.36)	(0.41)	0.00	0.00	(0.41)
Class C

04/01/2023 - 09/30/2023+	7.48	0.11	0.10	0.21	(0.00)	0.00	0.00	(0.00)

03/31/2023	8.17	0.08	(0.06)	0.02	(0.71)	0.00	0.00	(0.71)

03/31/2022	8.53	(0.02)	0.75	0.73	(1.09)	0.00	0.00	(1.09)

03/31/2021	8.18	0.00	0.98	0.98	(0.63)	0.00	0.00	(0.63)

08/23/2019 - 03/31/2020	9.95	0.03	(1.43)	(1.40)	(0.37)	0.00	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.80%.
(f)	A one for five reverse share split, effective March 25, 2022, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(g)	A one for four reverse share split, effective March 25, 2022, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(h)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied. See Note 13 in the Notes to Financial Statements.

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.22	6.10%	$17,704	1.37	%*	1.37	%*	1.19	%*	1.19	%*	4.84	%*	224%

12.46	(16.73)	19,953	1.30		1.30		1.19		1.19		3.07		123

15.55	13.41	28,003	1.20		1.20		1.19		1.19		1.17		96

43.08	130.09	18,414	1.21		1.21		1.19		1.19		0.75		338

26.20	(35.32)	7,440	1.28		1.28		1.19		1.19		1.85		468

41.24	(0.70)	15,655	1.27		1.27		1.19		1.19		1.66		405

11.66	5.71	3,506	2.12	*	2.12	*	1.94	*	1.94	*	4.09	*	224

11.03	(17.28)	3,978	2.05		2.05		1.94		1.94		2.60		123

13.87	12.50	3,599	1.95		1.95		1.94		1.94		0.41		96

41.68	128.64	2,943	1.96		1.96		1.94		1.94		(0.01)		338

25.60	(35.86)	1,635	2.03		2.03		1.94		1.94		1.13		468

40.44	(1.45)	3,581	2.02		2.02		1.94		1.94		0.91		405

$7.74	3.43%	$611,893	1.39	%*	1.39	%*	1.19	%*	1.19	%*	3.99	%*	171%

7.51	1.27	585,631	1.28		1.28		1.19		1.19		2.25		140

8.19	10.30	693,103	1.20		1.20		1.19		1.19		0.91		162

8.54	13.72	1,156,430	1.21		1.21		1.19		1.19		1.06		267

8.21	(14.91)	1,370,195	1.28		1.28		1.19		1.19		2.13		407

10.23	8.94	1,715,801	1.28		1.28		1.19		1.19		1.72		337

7.74	3.35	5,948	1.49	*	1.49	*	1.29	*	1.29	*	3.87	*	171

7.51	1.16	6,784	1.38		1.38		1.29		1.29		2.07		140

8.19	10.07	6,769	1.30		1.30		1.29		1.29		0.82		162

8.55	13.78	9,127	1.31		1.31		1.29		1.29		1.08		267

8.20	(14.21)	22,341	1.38	*	1.38	*	1.29	*	1.29	*	1.59	*	407

7.69	3.28	22,183	1.79	*	1.79	*	1.59	*	1.59	*	3.59	*	171

7.46	0.85	23,215	1.68		1.68		1.59		1.59		1.86		140

8.15	9.82	22,597	1.60		1.60		1.59		1.59		0.55		162

8.51	13.30	24,572	1.61		1.61		1.59		1.59		0.76		267

8.18	(14.38)	36,705	1.68	*	1.68	*	1.59	*	1.59	*	1.32	*	407

7.69	2.81	2,244	2.54	*	2.54	*	2.34	*	2.34	*	2.82	*	171

7.48	0.20	3,155	2.43		2.43		2.34		2.34		0.96		140

8.17	8.91	6,329	2.35		2.35		2.34		2.34		(0.26)		162

8.53	12.44	11,690	2.36		2.36		2.34		2.34		0.01		267

8.18	(14.68)	24,912	2.43	*	2.43	*	2.34	*	2.34	*	0.56	*	407

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund

Assets:

Investments, at value
Investments in securities*	$919,745	$1,358,729	$279,933	$216,383
Investments in Affiliates	28,282	27,114	14,710	10,380
Financial Derivative Instruments
Exchange-traded or centrally cleared	470	632	122	85
Over the counter	37,719	5,255	10,948	588
Cash	0	0	5	1
Deposits with counterparty	11,798	11,498	2,829	3,495
Foreign currency, at value	1,449	2,198	536	478
Receivable for investments sold	24,331	217	164	6
Receivable for TBA investments sold	77,221	104,907	26,586	21,815
Receivable for Fund shares sold	0	305	58	4
Interest and/or dividends receivable	1,955	3,297	610	491
Dividends receivable from Affiliates	130	124	65	46
Total Assets	1,103,100	1,514,276	336,566	253,772

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$741	$1,098	$196	$162
Over the counter	21,989	10,695	797	3,130
Payable for investments purchased	158,809	206,000	41,093	30,289
Payable for investments in Affiliates purchased	130	124	65	46
Payable for TBA investments purchased	232,928	329,763	81,762	59,273
Deposits from counterparty	51,101	4,314	7,157	22
Payable for Fund shares redeemed	0	444	219	2
Overdraft due to custodian	23	188	0	0
Accrued investment advisory fees	338	452	141	80
Accrued supervisory and administrative fees	134	286	55	35
Accrued distribution fees	0	27	0	0
Accrued servicing fees	2	99	2	1
Total Liabilities	466,195	553,490	131,487	93,040

Net Assets	$636,905	$960,786	$205,079	$160,732

Net Assets Consist of:

Paid in capital	$1,560,001	$1,050,890	$405,779	$172,475
Distributable earnings (accumulated loss)	(923,096)	(90,104)	(200,700)	(11,743)

Net Assets	$636,905	$960,786	$205,079	$160,732

Cost of investments in securities	$948,176	$1,397,681	$291,351	$222,251
Cost of investments in Affiliates	$28,221	$27,056	$14,722	$10,360
Cost of foreign currency held	$1,521	$2,301	$549	$495
Cost or premiums of financial derivative instruments, net	$14,725	$4,462	$1,227	$2,515

* Includes repurchase agreements of:	$302,209	$409,300	$84,372	$61,067

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$161,317	$855,180
12,675	39,458

93	526
463	12,931
0	1,397
2,412	11,468
235	2,571
8	23,697
18,541	72,401
56	350
337	2,192
59	185
196,196	1,022,356

$167	$868
3,399	5,304
1,160	124,309
59	185
51,603	225,574
261	23,198
489	0
0	0
71	506
33	138
2	1
5	5
57,249	380,088

$138,947	$642,268

$165,223	$813,469
(26,276)	(171,201)

$138,947	$642,268

$167,129	$887,602
$12,663	$39,973
$247	$3,349
$1,704	$7,285

$27,203	$203,806

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Statements of Assets and Liabilities	(Cont.)

	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund

Net Assets:

Institutional Class	$626,158	$316,245	$189,396	$156,145
I-2	N/A	183,180	5,886	556
I-3	N/A	5,216	N/A	N/A
Class A	10,747	415,476	9,246	4,031
Class C	N/A	40,669	551	N/A

Shares Issued and Outstanding:

Institutional Class	74,721	18,890	29,369	23,202
I-2	N/A	11,122	920	86
I-3	N/A	318	N/A	N/A
Class A	1,329	27,634	1,489	624
Class C	N/A	3,265	97	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.38	$16.74	$6.45	$6.73
I-2	N/A	16.47	6.40	6.47
I-3	N/A	16.43	N/A	N/A
Class A	8.09	15.03	6.21	6.46

Class C	N/A	12.45	5.69	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$97,857	$611,893
19,880	5,948
N/A	N/A
17,704	22,183
3,506	2,244

6,995	79,035
1,448	768
N/A	N/A
1,339	2,885
301	292

$13.99	$7.74
13.72	7.74
N/A	N/A
13.22	7.69

11.66	7.69

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund

Investment Income:

Interest	$17,312	$27,515	$6,054	$4,834
Dividends from Investments in Affiliates	264	235	137	85
Miscellaneous income	92	35	92	37
Total Income	17,668	27,785	6,283	4,956

Expenses:

Investment advisory fees	2,006	2,702	829	471
Supervisory and administrative fees	792	1,706	321	209
Distribution and/or servicing fees - Class A	14	534	12	5
Distribution and/or servicing fees - Class C	N/A	225	3	N/A
Trustee fees	2	3	1	1
Interest expense	1,223	427	300	429
Miscellaneous expense	1	3	0	1
Total Expenses	4,038	5,600	1,466	1,116
Waiver and/or Reimbursement by PIMCO	0	(2)	0	0
Net Expenses	4,038	5,598	1,466	1,116

Net Investment Income (Loss)	13,630	22,187	4,817	3,840

Net Realized Gain (Loss):

Investments in securities	(5,813)	(9,733)	(1,757)	(1,276)
Investments in Affiliates	1	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	(2,642)	(4,427)	(519)	(416)
Over the counter financial derivative instruments	(27,451)	1,099	6,977	18,686
Foreign currency	222	(274)	49	(107)

Net Realized Gain (Loss)	(35,683)	(13,335)	4,750	16,887

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(2,821)	(4,591)	(901)	(1,404)
Investments in Affiliates	61	59	32	20
Exchange-traded or centrally cleared financial derivative instruments	9,951	15,144	2,360	2,415
Over the counter financial derivative instruments	17,235	5,359	5,987	(15,971)
Foreign currency assets and liabilities	(101)	54	(14)	16

Net Change in Unrealized Appreciation (Depreciation)	24,325	16,025	7,464	(14,924)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,272	$24,877	$17,031	$5,803

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$4,257	$16,319
113	1,055
6	0
4,376	17,374

415	3,028
197	827
23	28
18	14
N/A	2
124	635
0	1
777	4,535
0	0
777	4,535

3,599	12,839

(1,048)	(5,218)
0	(102)
(532)	(1,332)
9,546	4,449
(41)	60

7,925	(2,143)

(1,097)	(5,219)
14	104
2,298	4,872
(4,188)	11,119
(9)	(149)

(2,982)	10,727

$8,542	$21,423

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$13,630	$14,800	$22,187	$31,975
Net realized gain (loss)	(35,683)	49,736	(13,335)	(89,635)
Net change in unrealized appreciation (depreciation)	24,325	(22,630)	16,025	(60,892)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,272	41,906	24,877	(118,552)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,498)	(35,233)	(4,017)	(53,525)
I-2	N/A	N/A	(2,272)	(30,748)
I-3	N/A	N/A	(59)	(1,256)
Class A	(102)	(768)	(5,154)	(69,401)
Class C	N/A	N/A	(498)	(11,025)

Total Distributions(a)	(6,600)	(36,001)	(12,000)	(165,955)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	44,916	(87,311)	(119,373)	(25,632)

Total Increase (Decrease) in Net Assets	40,588	(81,406)	(106,496)	(310,139)

Net Assets:

Beginning of period	596,317	677,723	1,067,282	1,377,421
End of period	$636,905	$596,317	$960,786	$1,067,282

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE PLUS EMG Fund		PIMCO RAE PLUS International Fund		PIMCO RAE PLUS Small Fund		PIMCO RAE Worldwide Long/Short PLUS Fund

Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$4,817	$6,077	$3,840	$5,412	$3,599	$6,007	$12,839	$14,124
4,750	(12,007)	16,887	(28,034)	7,925	(28,358)	(2,143)	31,769
7,464	(4,725)	(14,924)	16,918	(2,982)	(13,948)	10,727	(33,841)

17,031	(10,655)	5,803	(5,704)	8,542	(36,299)	21,423	12,052

(5,275)	(17,144)	(3,744)	(58,945)	0	(5,914)	(2,144)	(58,804)
(161)	(908)	(12)	(270)	0	(854)	(15)	(611)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(250)	(837)	(94)	(2,960)	0	(908)	(42)	(2,307)
(14)	(66)	N/A	N/A	0	(175)	(0)	(379)

(5,700)	(18,955)	(3,850)	(62,175)	0	(7,851)	(2,201)	(62,101)

(2,832)	25,343	(5,297)	95,923	(16,031)	(22,651)	4,261	(59,964)

8,499	(4,267)	(3,344)	28,044	(7,489)	(66,801)	23,483	(110,013)

196,580	200,847	164,076	136,032	146,436	213,237	618,785	728,798
$205,079	$196,580	$160,732	$164,076	$138,947	$146,436	$642,268	$618,785

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.4%

CORPORATE BONDS & NOTES 10.9%

BANKING & FINANCE 7.8%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$150	$146
3.000% due 10/29/2028		300	257
3.300% due 01/30/2032		300	239

American Honda Finance Corp.
5.000% due 05/23/2025		1,600	1,583

American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,430
3.800% due 08/15/2029		$881	784

Aviation Capital Group LLC
5.500% due 12/15/2024		400	393

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		10	8

Bank of America Corp.
1.734% due 07/22/2027 •		100	89
5.933% due 09/15/2027 •		2,000	1,986
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	805

Bank of America NA
5.650% due 08/18/2025		2,000	1,995
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,000	1,002

Barclays PLC
4.337% due 01/10/2028		200	186
4.375% due 03/15/2028 •(g)(h)		700	488
4.972% due 05/16/2029 •		200	187
5.200% due 05/12/2026		200	193
5.875% due 09/15/2024 •(g)(h)	GBP	200	229

Citibank NA
5.864% due 09/29/2025		$3,600	3,604

Credit Suisse AG AT1 Claim ^		1,374	143

Discover Bank
4.650% due 09/13/2028		400	357

Equinix, Inc.
1.550% due 03/15/2028		500	417

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	441	426

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		$500	485
5.798% due 08/10/2026 •		2,200	2,184
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		400	400
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		2,000	2,033

GSPA Monetization Trust
6.422% due 10/09/2029		26	24

Healthcare Realty Holdings LP
2.400% due 03/15/2030		346	267

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,206
4.292% due 09/12/2026 •		472	454

ING Groep NV
3.875% due 05/16/2027 •(g)(h)		800	581
4.250% due 05/16/2031 •(g)(h)		200	129
5.750% due 11/16/2026 •(g)(h)		200	177

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		900	901

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	2,751

Morgan Stanley
1.512% due 07/20/2027 •		1,500	1,326

NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	180
4.269% due 03/22/2025 •		$500	495

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,162
2.679% due 07/16/2030		1,491	1,185

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	5,335	558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	27,408	$2,860
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		4,300	610
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		7,300	1,035
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		1,800	255

Realkredit Danmark AS
1.500% due 10/01/2053		8,112	846

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$801	800

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		1,500	1,502

UBS Group AG
3.750% due 03/26/2025		500	481
4.751% due 05/12/2028 •		2,400	2,269

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,248
1.741% due 05/04/2030 •		700	638

Wells Fargo Bank NA
5.550% due 08/01/2025		$2,200	2,193
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		1,200	1,203

			49,385

INDUSTRIALS 2.7%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		700	589

Broadcom, Inc.
3.137% due 11/15/2035		700	511
3.469% due 04/15/2034		600	472

Charter Communications Operating LLC
4.908% due 07/23/2025		315	308
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		1,101	1,105

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	621

DAE Funding LLC
1.625% due 02/15/2024		1,100	1,079
2.625% due 03/20/2025		500	471
3.375% due 03/20/2028		600	531

Dell International LLC
4.900% due 10/01/2026		78	76

Hyundai Capital America
6.491% due 08/04/2025 •		1,600	1,601

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		1,238	1,151

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,050
3.875% due 07/26/2029		1,255	1,106

INEOS Finance PLC
2.125% due 11/15/2025	EUR	912	914

MPLX LP
2.650% due 08/15/2030		$900	727

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,177	1,112
4.345% due 09/17/2027		1,741	1,590
4.810% due 09/17/2030		500	431

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030		800	683

			17,128

UTILITIES 0.4%

Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,613
4.550% due 07/01/2030		800	708

Rio Oil Finance Trust
8.200% due 04/06/2028		374	377

			2,698

Total Corporate Bonds & Notes (Cost $77,052)			69,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		$78	$79
6.725% due 04/01/2035		171	174

Total Municipal Bonds & Notes (Cost $257)			253

U.S. GOVERNMENT AGENCIES 25.0%

Fannie Mae
2.349% due 01/25/2031 ~(a)		393	32
4.323% due 12/01/2034 •		26	25
4.500% due 09/25/2040		649	595
6.861% due 03/01/2034 •		12	12

Freddie Mac
3.500% due 07/15/2042		1,013	894
4.000% due 01/01/2048 - 03/01/2049		469	425
6.500% due 05/01/2035		25	25

Ginnie Mae
2.750% due 11/20/2044 •		136	132
4.869% due 04/20/2068 •		506	497
5.794% due 08/20/2047 •		78	73

U.S. Small Business Administration
5.490% due 03/01/2028		5	5
6.020% due 08/01/2028		43	41

Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048		3,149	2,760
6.000% due 08/01/2036 - 04/01/2041		227	227
6.500% due 09/01/2036		33	34

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053		12,900	11,849
5.000% due 10/01/2053		20,800	19,625
5.500% due 11/01/2053		33,400	32,272
6.000% due 11/01/2053		32,700	32,258
6.500% due 10/01/2053		57,400	57,665

Total U.S. Government Agencies (Cost $161,966)			159,446

U.S. TREASURY OBLIGATIONS 5.0%

U.S. Treasury Bonds
4.125% due 08/15/2053 (m)		1,000	908

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)(m)		13,003	12,702
0.125% due 10/15/2024 (k)(m)		8,221	7,971
0.125% due 04/15/2025 (k)		1,420	1,355
0.125% due 02/15/2051 (m)		2,113	1,179
0.125% due 02/15/2052 (m)		879	483
0.250% due 01/15/2025 (m)		3,485	3,352
0.625% due 07/15/2032 (m)		1,578	1,376
0.625% due 02/15/2043 (k)		834	607
1.125% due 01/15/2033 (m)		924	835

U.S. Treasury Notes
3.875% due 05/15/2043 (m)		1,500	1,304

Total U.S. Treasury Obligations (Cost $33,922)			32,072

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%

280 Park Avenue Mortgage Trust
6.710% due 09/15/2034 •		1,300	1,230

Adjustable Rate Mortgage Trust
4.815% due 01/25/2036 ^~		563	439

American Home Mortgage Assets Trust
5.624% due 10/25/2046 •		125	66
6.750% due 11/25/2046 þ		138	116

Atrium Hotel Portfolio Trust
7.130% due 12/15/2036 •		2,300	2,122

Avon Finance
6.089% due 12/28/2049 •	GBP	2,500	3,035

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Trust
3.806% due 09/20/2046 ^~	$552	$472

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~	22	21
5.754% due 08/25/2036 •	81	71

BSST Mortgage Trust
7.083% due 02/15/2037 •	4,600	3,912

BX Trust
6.081% due 04/15/2039 •	1,087	1,053

Chase Mortgage Finance Trust
4.376% due 09/25/2036 ^~	143	120

Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~	12	10
6.170% due 09/25/2062 þ	2,940	2,917

CitiMortgage Alternative Loan Trust
6.000% due 04/25/2037 •	181	152

Commercial Mortgage Trust
3.545% due 02/10/2036	1,800	1,637

Countrywide Alternative Loan Trust
5.500% due 06/25/2025	242	192
5.500% due 05/25/2035	332	259
5.500% due 11/25/2035 ^	86	50
5.674% due 12/25/2046 •	817	697
6.000% due 12/25/2035 ^	307	222
6.000% due 05/25/2036 ^	50	25
6.250% due 08/25/2036	677	386
7.000% due 10/25/2037	106	39

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	232	114
6.000% due 02/25/2037 ^	246	121

Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~	1,575	1,314
4.481% due 06/25/2050 ~	642	529

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.814% due 02/25/2037 ^•	600	509
5.934% due 02/25/2035 «•	36	33

First Horizon Alternative Mortgage Securities Trust
5.454% due 06/25/2036 ^~	348	271

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	3,300	3,299

HarborView Mortgage Loan Trust
5.852% due 12/19/2036 •	284	223

Impac CMB Trust
6.074% due 03/25/2035 •	113	100

IndyMac INDX Mortgage Loan Trust
5.834% due 11/25/2046 •	680	610
5.914% due 07/25/2035 •	203	186

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,500	2,695
4.248% due 07/05/2033	1,700	1,530
6.439% due 04/15/2037 •	2,148	1,959
6.766% due 07/05/2033 •	870	818
6.830% due 12/15/2031 •	220	188

JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~	80	72
4.909% due 07/25/2035 «~	7	7
5.750% due 01/25/2036 ^	11	5

Lehman Mortgage Trust
6.000% due 11/25/2036 •	174	85

Lehman XS Trust
5.884% due 08/25/2046 •	340	321

Luminent Mortgage Trust
3.819% due 04/25/2036 ~	3,571	2,520

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~	598	560

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	114	65

Merrill Lynch Alternative Note Asset Trust
5.834% due 03/25/2037 •	2,248	592
6.000% due 03/25/2037 «	54	19

Merrill Lynch Mortgage Investors Trust
4.198% due 04/25/2035 «~	9	8
4.530% due 02/25/2036 ~	2	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
6.775% due 10/25/2058 þ		$1,100	$1,097

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036		84	37

MortgageIT Mortgage Loan Trust
5.954% due 12/25/2035 •		199	190

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		1,120	1,048

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		27	14

Nomura Resecuritization Trust
6.334% due 07/25/2036 •		2,443	2,310

NovaStar Mortgage Funding Trust
0.476% due 09/25/2046 •		655	228

Prime Mortgage Trust
6.000% due 06/25/2036 ^«		3	3

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~		305	263
5.754% due 01/25/2037 •		1,551	1,320
5.934% due 08/25/2037 •		14	13
6.000% due 01/25/2037 ^		33	25
6.000% due 03/25/2037 «		86	67

Residential Funding Mortgage Securities, Inc. Trust
4.572% due 04/25/2037 ~		156	129

Sequoia Mortgage Trust
3.482% due 09/20/2046 ^~		91	62

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		346	320

Structured Adjustable Rate Mortgage Loan Trust
4.524% due 03/25/2036 ^~		38	27
5.564% due 08/25/2035 «~		31	18

Thornburg Mortgage Securities Trust
2.891% due 03/25/2044 ~		44	43
3.805% due 12/25/2044 «~		79	72

Towd Point Mortgage Funding
7.018% due 02/20/2054 •	GBP	479	585

Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$441	425
3.287% due 10/25/2057 ~		1,479	1,146

Verus Securitization Trust
5.811% due 05/25/2068 þ		1,296	1,271
6.443% due 08/25/2068 þ		1,757	1,754
6.476% due 06/25/2068 þ		1,239	1,233
6.665% due 09/25/2068 þ		1,500	1,499

WaMu Mortgage Pass-Through Certificates Trust
3.826% due 06/25/2037 ^~		124	108
4.001% due 06/25/2037 ^~		128	114
4.069% due 12/25/2035 ~		170	152
4.189% due 01/25/2035 ~		44	40
4.641% due 10/25/2035 ~		19	17
5.626% due 02/25/2046 •		54	47
5.696% due 01/25/2046 •		4,504	3,832
5.704% due 12/25/2045 •		15	14
6.074% due 08/25/2045 •		3,224	2,997
6.214% due 01/25/2045 •		581	534

Washington Mutual Mortgage Pass-Through Certificates Trust
3.921% due 09/25/2036 •		488	137
5.376% due 02/25/2047 ^•		702	607
5.566% due 04/25/2046 •		60	49
5.934% due 02/25/2036 •		493	402

Wells Fargo Mortgage-Backed Securities Trust
6.134% due 09/25/2036 ^~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $68,169)			62,251

ASSET-BACKED SECURITIES 36.0%

Aames Mortgage Investment Trust
6.424% due 07/25/2035 •		232	231

Aegis Asset-Backed Securities Trust
6.169% due 08/25/2035 •		4,370	3,756

Ally Auto Receivables Trust
5.460% due 05/15/2028		1,000	999

ALM Ltd.
7.420% due 10/15/2029 •		3,000	3,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Express Credit Account Master Trust
4.870% due 05/15/2028		$1,500	$1,483

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		3,100	3,101

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		3,200	3,165
7.732% due 05/15/2037 •		1,200	1,187
8.232% due 05/15/2037 •		1,200	1,182

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.094% due 11/25/2035 •		1,930	1,853

Asset-Backed Securities Corp. Home Equity Loan Trust
6.244% due 06/25/2034 •		834	798

Atlas Senior Loan Fund Ltd.
7.538% due 07/20/2032 •		2,500	2,460

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		2,000	1,905
3.350% due 09/22/2025		300	293
5.900% due 08/21/2028		1,300	1,303

BA Credit Card Trust
4.790% due 05/15/2028		1,500	1,480

Bank of America Auto Trust
5.830% due 05/15/2026		2,400	2,399

Barings CLO Ltd.
6.520% due 04/15/2031 •		2,893	2,888

Bear Stearns Asset-Backed Securities Trust
6.484% due 08/25/2037 •		561	480
7.034% due 08/25/2037 •		3,000	2,419

Blackrock European CLO DAC
4.283% due 10/15/2031 •	EUR	2,100	2,183

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$900	898

BNPP AM Euro CLO DAC
4.313% due 10/15/2031 •	EUR	355	368

Cairn CLO DAC
4.384% due 01/31/2030 •		907	948

Capital One Prime Auto Receivables Trust
5.963% due 09/15/2025 •		$1,194	1,195

Carlyle Euro CLO DAC
4.671% due 08/15/2032 •	EUR	1,200	1,240

Carmax Auto Owner Trust
6.213% due 12/15/2025 •		$1,395	1,397

Carvana Auto Receivables Trust
4.600% due 07/15/2026		1,100	1,088
5.380% due 03/12/2029		600	588
5.420% due 04/10/2028		1,000	989
5.980% due 08/10/2026		588	587
6.410% due 09/10/2027		1,400	1,400

CBAM Ltd.
6.590% due 04/17/2031 •		2,782	2,769

Centex Home Equity Loan Trust
6.079% due 03/25/2034 «•		80	75

CIFC Funding Ltd.
7.163% due 04/25/2033 •		1,950	1,933

Citigroup Mortgage Loan Trust
5.624% due 05/25/2037 •		844	553
5.754% due 09/25/2036 •		2,871	2,063
5.884% due 10/25/2036 •		170	168
5.914% due 08/25/2036 •		1,000	874
5.914% due 11/25/2036 •		3,100	2,840
5.954% due 03/25/2036 •		1,132	1,010
6.334% due 09/25/2035 ^•		1,370	1,271
7.250% due 05/25/2036 þ		96	49

Citizens Auto Receivables Trust
5.739% due 09/16/2024		2,700	2,701
6.130% due 07/15/2026		1,600	1,602
6.263% due 07/15/2026 •		1,300	1,304

Countrywide Asset-Backed Certificates Trust
5.834% due 02/25/2037 •		280	258
6.174% due 08/25/2047 •		286	271

Countrywide Partnership Trust
6.334% due 02/25/2035 •		3,774	3,564

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,910	360

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund DAC
4.296% due 07/21/2030 •	EUR	816	$853
4.313% due 10/15/2031 •		3,699	3,847
4.475% due 09/15/2031 •		1,595	1,657

DT Auto Owner Trust
6.290% due 08/16/2027		$2,942	2,946

ECMC Group Student Loan Trust
6.429% due 07/25/2069 •		428	422

Ellington Loan Acquisition Trust
6.534% due 05/25/2037 •		1,332	1,270

Encore Credit Receivables Trust
6.169% due 09/25/2035 •		29	28

Enterprise Fleet Financing LLC
5.330% due 03/20/2024		409	409

Exeter Automobile Receivables Trust
5.290% due 01/15/2025		41	41

Fifth Third Auto Trust
5.800% due 11/16/2026		1,000	999

First Franklin Mortgage Loan Trust
5.714% due 03/25/2037 •		1,906	1,027
5.744% due 09/25/2036 •		113	103
6.154% due 11/25/2035 •		504	460

Ford Auto Securitization Trust Asset-Backed Notes
4.956% due 10/15/2024	CAD	347	255

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		$3,600	3,497

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		1,600	1,598

Fremont Home Loan Trust
5.574% due 11/25/2036 •		317	185
5.584% due 10/25/2036 •		1,049	423
5.774% due 02/25/2037 •		961	325
6.169% due 01/25/2035 •		133	129

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		1,246	1,244

Gallatin CLO Ltd.
7.220% due 07/15/2031 •		1,200	1,197

GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		2,100	2,092
6.040% due 03/15/2027		1,200	1,199

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	992
6.270% due 08/16/2027		2,200	2,195

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		1,400	1,396
5.634% due 08/20/2024		738	738
5.764% due 01/20/2026 •		700	701

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		900	899

GSAA Home Equity Trust
5.574% due 03/25/2036 •		198	68
6.074% due 04/25/2047 •		393	188
6.795% due 06/25/2036 þ		352	90

GSAMP Trust
5.524% due 01/25/2037 •		1,506	867
5.534% due 12/25/2046 •		144	71
5.564% due 12/25/2046 •		1,409	747
5.664% due 01/25/2037 •		410	327

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		600	596

Harvest CLO DAC
4.385% due 10/20/2031 •	EUR	3,196	3,318

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$300	298

Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •		291	220

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		1,700	1,699

HSI Asset Securitization Corp. Trust
5.914% due 11/25/2035 •		2,259	2,039

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		1,000	999

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		156	153
5.834% due 07/25/2036 •		6,824	6,325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
4.263% due 04/15/2030 •	EUR	2,100	$2,191
4.313% due 04/15/2031 •		900	934

LL ABS Trust
3.760% due 11/15/2029		$799	792
6.630% due 05/15/2030		954	953

Long Beach Mortgage Loan Trust
5.874% due 02/25/2036 •		508	481

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	917
4.343% due 10/15/2030 •		469	493
5.363% due 10/15/2032 •		2,200	2,261

Marlette Funding Trust
5.180% due 11/15/2032		$884	881
5.950% due 11/15/2032		1,000	990
6.070% due 04/15/2033		2,305	2,301

Master Credit Card Trust
6.163% due 01/21/2027 •		3,100	3,101

Merrill Lynch Mortgage Investors Trust
5.954% due 02/25/2037 •		2,391	720

MF1 Ltd.
7.077% due 02/19/2037 •		2,700	2,644

Morgan Stanley ABS Capital, Inc. Trust
5.649% due 03/25/2037 •		799	318
6.364% due 07/25/2035 •		727	699

Mountain View CLO LLC
6.660% due 10/16/2029 •		703	704

Navient Private Education Loan Trust
7.047% due 10/15/2031 •		1,419	1,421

Nelnet Student Loan Trust
6.179% due 04/20/2062 •		1,482	1,459
6.640% due 02/20/2041		284	283
7.514% due 02/20/2041 •		284	285

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 ^þ		250	59

NovaStar Mortgage Funding Trust
5.634% due 09/25/2037 •		422	407

OCP CLO Ltd.
6.708% due 07/20/2029 •		967	966

Oportun Issuance Trust
7.451% due 01/08/2030		1,282	1,282

Option One Mortgage Loan Trust
5.974% due 01/25/2036 •		2,014	1,809
6.214% due 02/25/2035 •		405	381

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,080	1,058
4.970% due 01/15/2030		451	446
6.060% due 03/15/2030		2,255	2,244
7.128% due 06/16/2031		400	402

Palmer Square European Loan Funding DAC
4.383% due 10/15/2031 •	EUR	3,699	3,852

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.409% due 07/25/2035 •		$1,400	1,148
7.159% due 02/25/2035 •		4,155	3,674

PFP Ltd.
7.607% due 08/19/2035 •		2,400	2,410

PRET LLC
2.487% due 07/25/2051 þ		1,752	1,672
3.721% due 07/25/2051 þ		1,711	1,659
5.240% due 04/25/2052 þ		1,166	1,136

Reach ABS Trust
7.050% due 02/18/2031		486	487

Ready Capital Mortgage Financing LLC
7.872% due 10/25/2039 •		2,796	2,818

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •		234	99

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		442	394
4.320% due 09/25/2030		459	432
5.380% due 11/25/2030		1,478	1,454
7.130% due 01/26/2032		500	502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
5.724% due 06/25/2033 •		$65	$59
6.094% due 12/25/2035 •		1,479	1,399
6.394% due 01/25/2036 •		5,075	4,589

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		3,897	3,896
6.080% due 08/17/2026		2,900	2,899
6.180% due 02/16/2027		4,000	4,004

Saxon Asset Securities Trust
5.884% due 09/25/2036 •		1,700	1,335

Securitized Asset-Backed Receivables LLC Trust
6.154% due 10/25/2035 •		1,509	1,225

SLM Private Education Loan Trust
10.197% due 10/15/2041 •		2,078	2,198

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,758	1,505
2.340% due 09/15/2034		850	825
6.177% due 01/15/2053 •		1,869	1,840
6.714% due 11/15/2052 •		500	502

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		847	776

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		2,187	2,182

Soundview Home Loan Trust
5.899% due 02/25/2036 •		853	779
6.734% due 10/25/2037 •		464	337

Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •		353	331

Starwood Mortgage Trust
7.113% due 11/15/2038 •		4,300	4,123

Theorem Funding Trust
1.850% due 02/15/2028		297	294
7.600% due 04/15/2029		1,678	1,687

Towd Point Mortgage Trust
3.000% due 11/25/2058 ~		64	63

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		1,600	1,597
5.604% due 08/15/2024		1,661	1,661

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		1,900	1,857

Upstart Pass-Through Trust Series
3.800% due 04/20/2030		955	917

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		365	354

Veros Auto Receivables Trust
7.120% due 11/15/2028		2,294	2,299

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		2,000	1,998
5.983% due 10/15/2026 •		1,900	1,901

Total Asset-Backed Securities (Cost $238,640)			229,115

SOVEREIGN ISSUES 0.6%

Argentina Government International Bond
0.750% due 07/09/2030 þ		149	37
3.625% due 07/09/2035 þ		97	23

Brazil Government International Bond
4.750% due 01/14/2050		572	397

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	16,200	3,133

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	8,424	406

Total Sovereign Issues (Cost $4,277)			3,996

SHORT-TERM INSTRUMENTS 57.1%

COMMERCIAL PAPER 6.3%

Amcor Flexibles North America, Inc.
5.550% due 10/06/2023		$950	949

Ameren Corp.
5.550% due 10/10/2023		250	250
5.550% due 10/12/2023		400	399

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Electric Power Co., Inc.
5.570% due 10/16/2023	$250	$249
5.580% due 10/23/2023	350	349

Arrow Electronics, Inc.
5.850% due 10/03/2023	750	749

Bacardi Martini BV
6.000% due 10/11/2023	350	349

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	850	848
5.520% due 10/30/2023	700	697

Crown Castle, Inc.
6.000% due 11/02/2023	800	796
6.020% due 10/17/2023	950	947
6.050% due 10/05/2023	1,350	1,349

Discovery Communications LLC
5.970% due 10/16/2023 (b)	1,500	1,496

Dominion Resources, Inc.
5.540% due 10/24/2023	250	249
5.540% due 10/31/2023	350	348
5.550% due 10/11/2023	250	250
5.550% due 10/17/2023	250	249
5.550% due 10/26/2023	300	299
5.570% due 10/30/2023	250	249

Electricite de France SA
5.510% due 10/23/2023	250	249
5.510% due 10/27/2023	650	647

Enbridge (U.S.) Inc.
5.560% due 10/03/2023	250	250
5.560% due 10/20/2023	1,100	1,096

Enel Finance America LLC
5.550% due 10/18/2023	250	249
5.550% due 10/27/2023	250	249

Energy Transfer LP
5.850% due 10/04/2023	400	400

Entergy Corp.
5.500% due 10/04/2023	250	250
5.520% due 10/05/2023	250	250
5.520% due 10/06/2023	250	250
5.550% due 10/05/2023	250	250

Fidelity National Information services, Inc.
5.530% due 10/04/2023	250	250
5.530% due 10/12/2023	450	449
5.550% due 10/16/2023	300	299
5.550% due 10/17/2023	550	548
5.550% due 10/19/2023	450	449

Global Payments, Inc.
6.030% due 10/10/2023	300	299
6.030% due 10/16/2023	950	947
6.030% due 10/19/2023	650	648
6.030% due 10/25/2023	1,200	1,195

Haleon UK Capital PLC
5.550% due 10/27/2023 (b)	300	299
5.550% due 11/02/2023 (b)	400	398
5.550% due 11/03/2023 (b)	750	746
5.600% due 10/11/2023	250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Humana, Inc.
5.530% due 10/02/2023	$250	$250
5.550% due 10/23/2023	250	249
5.580% due 10/16/2023	250	249
5.580% due 10/17/2023	300	299
5.580% due 10/25/2023	450	448

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	250	249
5.560% due 10/26/2023	250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	300	300

L3Harris Technologies, Inc.
5.620% due 10/10/2023	600	599
5.650% due 10/02/2023	500	500

LSEGA Financing PLC
5.510% due 10/26/2023	250	249
5.520% due 10/20/2023	500	498

Marathon Oil Corp.
6.000% due 10/06/2023	750	749
6.030% due 10/13/2023	400	399

Marriott International, Inc.
5.540% due 10/20/2023	500	498

Microchip Technology, Inc.
5.580% due 10/04/2023	300	300
5.600% due 10/30/2023	300	298
5.600% due 11/07/2023	350	348

NextEra Energy Capital Holdings, Inc.
5.520% due 10/17/2023	400	399
5.520% due 10/18/2023	300	299
5.520% due 10/19/2023	250	249

Oracle Corp.
5.500% due 10/23/2023	350	349
5.510% due 10/23/2023	950	947
5.510% due 10/27/2023	450	448
5.520% due 10/26/2023	1,350	1,344

Quanta Services, Inc.
5.900% due 10/10/2023	250	250

RTX Corp.
5.480% due 10/04/2023	250	250

Sempra Energy
5.530% due 10/17/2023	250	249
5.530% due 10/18/2023	250	249
5.530% due 10/23/2023	250	249

Southern California Edison
5.500% due 10/05/2023	250	250
5.550% due 10/02/2023	250	250
5.550% due 10/13/2023 (b)	350	349

Targa Resources Corp.
6.150% due 10/23/2023	550	548
6.150% due 10/26/2023	250	249
6.150% due 10/27/2023	850	847

VW Credit, Inc.
5.570% due 10/17/2023	450	449

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	2,900	2,899

		39,842

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (i) 47.4%
			$302,209

SHORT-TERM NOTES 1.2%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		$3,100	3,100

Fifth Third Auto Trust
5.618% due 08/15/2024		788	789

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		3,805	3,806

			7,695

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	33,563	46

JAPAN TREASURY BILLS 2.0%
(0.198)% due 10/30/2023 - 01/09/2024 (b)(d)(e)	JPY	1,870,000	12,518

U.S. TREASURY BILLS 0.2%
5.460% due 11/30/2023 - 12/28/2023 (d)(e)(m)		$1,104	1,091

Total Short-Term Instruments (Cost $363,893)			363,401

Total Investments in Securities (Cost $948,176)			919,745

		SHARES
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short Asset Portfolio		2,922,575	28,282

Total Short-Term Instruments (Cost $28,221)			28,282

Total Investments in Affiliates (Cost $28,221)			28,282

Total Investments 148.8% (Cost $976,397)			$948,027

Financial Derivative Instruments (j)(l) 2.4% (Cost or Premiums, net $14,725)			15,459

Other Assets and Liabilities, net (51.2)%			(326,581)

Net Assets 100.0%			$636,905

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	09/29/2023	10/02/2023	$136,500	U.S. Treasury Notes 3.500% due 01/31/2030	$(139,447)	$136,500	$136,561
FICC	2.600	09/29/2023	10/02/2023	509	U.S. Treasury Notes 5.000% due 08/31/2025	(519)	509	509
JPS	5.370	10/02/2023	10/03/2023	140,700	U.S. Treasury Bonds 2.000% - 2.375% due 05/15/2051 - 08/15/2051	(143,255)	140,700	140,700
SAL	5.270	09/29/2023	10/02/2023	4,400	U.S. Treasury Notes 0.750% due 03/31/2026	(4,484)	4,400	4,402
	5.330	09/29/2023	10/02/2023	14,700	U.S. Treasury Notes 0.375% due 01/31/2026	(14,986)	14,700	14,707
	5.360	09/29/2023	10/02/2023	5,400	U.S. Treasury Notes 0.250% due 10/31/2025	(5,509)	5,400	5,402

Total Repurchase Agreements						$(308,200)	$302,209	$302,281

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$136,561	$0	$0	$136,561	$(139,447)	$(2,886)
FICC	509	0	0	509	(519)	(10)
JPS	140,700	0	0	140,700	(143,255)	(2,555)
SAL	24,511	0	0	24,511	(24,979)	(468)

Total Borrowings and Other Financing Transactions	$302,281	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(116) at a weighted average interest rate of 4.880%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	3	$	3	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	3		3	(1)	(1)

Total Written Options						$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	504	$102,166	$(281)	$51	$0
U.S. Treasury 10-Year Note December Futures	12/2023	206	22,261	(383)	42	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	81	9,614	(712)	30	0

				$(1,376)	$123	$0

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	40	$(4,895)	$71	$30	$(36)
Euro-Bund December Futures	12/2023	37	(5,032)	126	61	(61)
Euro-Buxl 30-Year Bond December Futures	12/2023	9	(1,164)	103	27	(27)
U.S. Treasury 5-Year Note December Futures	12/2023	225	(23,706)	183	0	(35)

				$483	$118	$(159)

Total Futures Contracts				$(893)	$241	$(159)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Motors Co.	5.000%	Quarterly	12/20/2026	1.200%	$470	$92	$(39)	$53	$1	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734	550	66	8	74	3	0

						$158	$(31)	$127	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$10	$(14)	$0	$(2)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	700	(35)	(3)	(38)	0	(1)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	500	4	1	5	0	(1)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	0	3	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	15,000	212	(9)	203	1	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	92,200	1,183	(48)	1,135	0	(17)

					$1,343	$(49)	$1,294	$1	$(22)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	2,430,000	$(19)	$123	$104	$80	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	30,100	(1,204)	96	(1,108)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		70,800	1,323	567	1,890	0	(4)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		21,800	(230)	2	(228)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		24,200	283	1,031	1,314	0	(29)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		4,000	(2)	100	98	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	1,050	1,483	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		22,800	161	853	1,014	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		17,450	508	(3,886)	(3,378)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	3,334	8,752	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,300	3,234	2,139	5,373	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		500	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		300	(1)	(13)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,000	(4)	(39)	(43)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		600	(2)	(22)	(24)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(4)	(27)	(31)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,200	(4)	(28)	(32)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,000	(4)	(5)	(9)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		500	(2)	(3)	(5)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		600	(2)	(3)	(5)	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,200	(303)	(3)	(306)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		15,600	3,502	2,592	6,094	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,100	417	1,596	2,013	0	(37)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	139,300	0	(372)	(372)	105	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	30,300	(30)	(367)	(397)	0	(162)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	400	(2)	(2)	(4)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		900	(3)	(3)	(6)	0	(6)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		10,900	(119)	(201)	(320)	0	(5)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		4,800	47	228	275	0	(15)

							$13,388	$8,711	$22,099	$224	$(558)

Total Swap Agreements							$14,889	$8,631	$23,520	$229	$(580)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$241	$229	$470		$(2)	$(159)	$(580)	$(741)

(k)

Securities with an aggregate market value of $4,392 and cash of $11,798 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	341		$220	$1	$0

BOA	10/2023	DKK	15,487		2,267	71	0
	10/2023		$2,228	DKK	15,735	2	0
	11/2023	DKK	15,711		$2,228	0	(2)

BPS	10/2023		16,871		2,466	75	0
	10/2023	GBP	834		1,057	40	0
	10/2023		$30,411	EUR	28,698	0	(70)
	11/2023	EUR	28,698		$30,448	70	0

BRC	11/2023	AUD	341		218	0	(2)
	01/2024	JPY	960,000		6,534	5	0

BSH	01/2024	BRL	9,000		1,806	35	0

CBK	10/2023	DKK	11,600		1,722	78	0
	10/2023	EUR	767		829	18	0
	10/2023	MXN	731		42	0	0
	12/2023		4,022		232	4	0

GLM	10/2023		7,006		397	0	(4)
	10/2023		$16	MXN	271	0	0
	11/2023	BRL	1,790		$357	2	0
	12/2023	MXN	146,317		8,434	139	0
	01/2024	BRL	5,000		987	3	0

JPM	10/2023		$2,350	DKK	16,618	6	0
	10/2023		8,428	MXN	147,985	45	0
	11/2023	DKK	16,593		$2,350	0	(6)
	01/2024	BRL	2,200		440	7	0
	03/2024	CNH	1,012		140	0	0

MBC	10/2023	CAD	476		353	2	0
	10/2023	EUR	28,477		30,789	682	0
	10/2023	GBP	2,477		3,072	50	0
	10/2023	JPY	1,870,000		13,532	964	0

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023		$352	CAD	476	$0	$(2)
	10/2023		594	EUR	546	0	(17)
	11/2023	CAD	476		$352	2	0

MYI	10/2023	DKK	1,800		265	10	0

SCX	10/2023		$6,457	JPY	960,000	0	(5)

TOR	10/2023		4,022	GBP	3,311	18	0
	11/2023	GBP	3,311		$4,023	0	(18)
	11/2023	JPY	957,671		6,456	16	0

Total Forward Foreign Currency Contracts						$2,345	$(126)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	400	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	400	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	300	(1)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	700	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	700	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	500	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	400	(2)	(2)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	700	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	700	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	400	(1)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	600	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	500	(2)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	800	(3)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	400	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	300	(1)	(2)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	200	(1)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	200	(1)	(7)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	200	(1)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	200	(1)	(2)

Total Written Options							$(64)	$(90)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	406	$(98)	$82	$0	$(16)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	S&P 500 Total Return Index	554	5.640% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	$	5,123	$0	$23	$23	$0
	Pay	S&P 500 Total Return Index	3,342	5.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024		30,903	0	144	144	0

BPS	Pay	S&P 500 Total Return Index	15,698	5.615% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023		119,131	0	(20,232)	0	(20,232)

CBK	Receive	ERAUSLT Index	6,969	5.734% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023		3,293	0	(15)	0	(15)

GST	Pay	S&P 500 Total Return Index	1,145	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024		10,587	0	60	60	0
	Pay	S&P 500 Total Return Index	4,632	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024		42,831	0	170	170	0
	Pay	S&P 500 Total Return Index	1,415	5.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024		13,084	0	40	40	0
	Pay	S&P 500 Total Return Index	5,610	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024		51,874	0	244	244	0
	Pay	S&P 500 Total Return Index	8,181	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024		75,648	0	215	215	0

JPM	Receive	ERAUSLT Index	51,484	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023		24,330	0	(84)	0	(84)
	Receive	ERAUSLT Index	546,838	5.610% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023		221,272	0	26,404	26,404	0
	Receive	ERAUSLT Index	298,333	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024		140,986	0	(571)	0	(571)
	Receive	ERAUSLT Index	272,520	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024		128,787	0	(556)	0	(556)
	Pay	S&P 500 Total Return Index	10,568	5.900% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024		103,997	0	7,304	7,304	0

MYI	Pay	S&P 500 Total Return Index	4,947	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024		45,744	0	212	212	0

RBC	Receive	ERAUSLT Index	7,940	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024		3,752	0	(11)	0	(11)
	Receive	ERAUSLT Index	160,990	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024		76,081	0	(288)	0	(288)

UAG	Pay	S&P 500 Total Return Index	634	5.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024		5,878	0	47	47	0

	Pay	S&P 500 Total Return Index	12,368	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		114,364	0	511	511	0

									$0	$13,617	$35,374	$(21,757)

Total Swap Agreements									$(98)	$13,699	$35,374	$(21,773)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	73	0	167	240	(2)	0	(16)	(18)	222	(2,110)	(1,888)
BPS	185	0	0	185	(70)	(14)	(20,232)	(20,316)	(20,131)	20,891	760
BRC	5	0	0	5	(2)	(7)	0	(9)	(4)	0	(4)

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BSH	$35	$0	$0	$35	$0	$0	$0	$0	$35	$0	$35
CBK	100	0	0	100	0	(7)	(15)	(22)	78	0	78
GLM	144	0	0	144	(4)	(29)	0	(33)	111	0	111
GST	0	0	729	729	0	0	0	0	729	(7,990)	(7,261)
JPM	58	0	33,708	33,766	(6)	(25)	(1,211)	(1,242)	32,524	(30,599)	1,925
MBC	1,700	0	0	1,700	(19)	0	0	(19)	1,681	(1,830)	(149)
MYC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
MYI	10	0	212	222	0	0	0	0	222	(2,370)	(2,148)
RBC	0	0	0	0	0	0	(299)	(299)	(299)	1,219	920
SCX	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
TOR	34	0	0	34	(18)	0	0	(18)	16	0	16
UAG	0	0	558	558	0	0	0	0	558	(6,080)	(5,522)

Total Over the Counter	$2,345	$0	$35,374	$37,719	$(126)	$(90)	$(21,773)	$(21,989)

(m)

Securities with an aggregate market value of $22,110 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$241	$241
Swap Agreements	0	5	0	0	224	229

	$0	$5	$0	$0	$465	$470

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,345	$0	$2,345
Swap Agreements	0	0	35,374	0	0	35,374

	$0	$0	$35,374	$2,345	$0	$37,719

	$0	$5	$35,374	$2,345	$465	$38,189

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO RAE Fundamental Advantage PLUS Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	159	159
Swap Agreements	0	22	0	0	558	580

	$0	$22	$0	$0	$719	$741

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$126	$0	$126
Written Options	0	0	0	0	90	90
Swap Agreements	0	16	21,757	0	0	21,773

	$0	$16	$21,757	$126	$90	$21,989

	$0	$38	$21,757	$126	$809	$22,730

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	(4,201)	(4,201)
Swap Agreements	0	1,704	0	0	(150)	1,554

	$0	$1,704	$0	$0	$(4,346)	$(2,642)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,507	$0	$1,507
Written Options	0	0	0	0	106	106
Swap Agreements	0	5	(29,069)	0	0	(29,064)

	$0	$5	$(29,069)	$1,507	$106	$(27,451)

	$0	$1,709	$(29,069)	$1,507	$(4,240)	$(30,093)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(587)	$(587)
Swap Agreements	0	(319)	0	0	10,857	10,538

	$0	$(319)	$0	$0	$10,270	$9,951

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,540	$0	$1,540
Written Options	0	0	0	0	(26)	(26)
Swap Agreements	0	(17)	15,738	0	0	15,721

	$0	$(17)	$15,738	$1,540	$(26)	$17,235

	$0	$(336)	$15,738	$1,540	$10,244	$27,186

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,385	$0	$49,385
Industrials	0	17,128	0	17,128
Utilities	0	2,698	0	2,698
Municipal Bonds & Notes
Illinois	0	253	0	253
U.S. Government Agencies	0	159,446	0	159,446
U.S. Treasury Obligations	0	32,072	0	32,072
Non-Agency Mortgage-Backed Securities	0	62,024	227	62,251
Asset-Backed Securities	0	229,040	75	229,115
Sovereign Issues	0	3,996	0	3,996
Short-Term Instruments
Commercial Paper	0	39,842	0	39,842
Repurchase Agreements	0	302,209	0	302,209
Short-Term Notes	0	7,695	0	7,695
Argentina Treasury Bills	0	46	0	46
Japan Treasury Bills	0	12,518	0	12,518
U.S. Treasury Bills	0	1,091	0	1,091

	$0	$919,443	$302	$919,745

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,282	$0	$0	$28,282

Total Investments	$28,282	$919,443	$302	$948,027

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	118	352	0	470
Over the counter	0	37,719	0	37,719

	$118	$38,071	$0	$38,189

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(124)	(617)	0	(741)
Over the counter	0	(21,973)	(16)	(21,989)

	$(124)	$(22,590)	$(16)	$(22,730)

Total Financial Derivative Instruments	$(6)	$15,481	$(16)	$15,459

Totals	$28,276	$934,924	$286	$963,486

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO RAE PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.4%

CORPORATE BONDS & NOTES 11.6%

BANKING & FINANCE 8.6%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$686
3.300% due 01/30/2032		800	636

American Honda Finance Corp.
5.000% due 05/23/2025		2,500	2,474

American Tower Corp.
3.800% due 08/15/2029		194	173

Aviation Capital Group LLC
4.375% due 01/30/2024		14	14
5.500% due 12/15/2024		400	393

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		187	158

Bank of America Corp.
3.974% due 02/07/2030 •		166	149
5.933% due 09/15/2027 •		3,200	3,177
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,308

Bank of America NA
5.650% due 08/18/2025		3,400	3,392
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,700	1,703

Barclays PLC
3.650% due 03/16/2025		700	674
3.932% due 05/07/2025 •		500	493
4.375% due 01/12/2026		700	671
4.375% due 03/15/2028 •(i)(j)		500	348
4.972% due 05/16/2029 •		200	187

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,700	1,676
3.961% due 11/26/2025 •		$600	580

Discover Bank
4.650% due 09/13/2028		1,006	899

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,869	1,741

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	870

Ford Motor Credit Co. LLC
4.063% due 11/01/2024		$300	291
5.584% due 03/18/2024		300	298

Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	154
5.798% due 08/10/2026 •		3,300	3,276
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		700	700
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,862

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	240
4.292% due 09/12/2026 •		1,500	1,442
4.300% due 03/08/2026		500	480

ING Groep NV
3.875% due 05/16/2027 •(i)(j)		2,000	1,453
4.250% due 05/16/2031 •(i)(j)		200	130

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		1,800	1,801

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		600	534
1.578% due 04/22/2027 •		900	803
3.782% due 02/01/2028 •		400	373

Morgan Stanley
5.050% due 01/28/2027 •		4,400	4,314

NatWest Group PLC
4.892% due 05/18/2029 •		1,784	1,670

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		400	380

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	12,321	1,288

Nykredit Realkredit AS
1.500% due 10/01/2053		46,065	4,807
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		6,500	921

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~	DKK	11,100	$1,574
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		2,700	383

Realkredit Danmark AS
1.500% due 10/01/2053		17,700	1,847

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$2,500	2,495

Societe Generale SA
6.447% due 01/12/2027 •		2,500	2,500

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		3,800	2,932

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		2,500	2,503

UBS AG
5.125% due 05/15/2024 (j)		770	760

UBS Group AG
4.194% due 04/01/2031 •		250	218
4.550% due 04/17/2026		1,100	1,057
4.751% due 05/12/2028 •		5,300	5,010

VICI Properties LP
4.750% due 02/15/2028		1,800	1,685

Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	519
1.741% due 05/04/2030 •		1,100	1,002
3.000% due 04/22/2026		$1,000	932

Wells Fargo Bank NA
5.550% due 08/01/2025		3,500	3,490
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		1,800	1,804

			82,330

INDUSTRIALS 2.6%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		1,600	1,347

Broadcom, Inc.
3.137% due 11/15/2035		300	219
3.419% due 04/15/2033		2,400	1,921
3.469% due 04/15/2034		1,100	864

Charter Communications Operating LLC
4.908% due 07/23/2025		1,670	1,632
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		242	243

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		800	710

DAE Funding LLC
1.625% due 02/15/2024		1,800	1,765

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		1,000	991

Expedia Group, Inc.
6.250% due 05/01/2025		264	265

Hyatt Hotels Corp.
1.800% due 10/01/2024		2,900	2,783

Hyundai Capital America
6.491% due 08/04/2025 •		2,500	2,502

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		1,564	1,412

Imperial Brands Finance PLC
3.125% due 07/26/2024		598	583
3.500% due 07/26/2026		300	281

INEOS Finance PLC
2.125% due 11/15/2025	EUR	187	187

MPLX LP
2.650% due 08/15/2030		$1,000	808

Nakilat, Inc.
6.067% due 12/31/2033		90	91

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,418
4.345% due 09/17/2027		2,900	2,648
4.810% due 09/17/2030		900	777

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030		1,000	854

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

T-Mobile USA, Inc.
2.700% due 03/15/2032	$1,000	$783
3.375% due 04/15/2029	600	528

		25,612

UTILITIES 0.4%

Edison International
5.750% due 06/15/2027	62	62

Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,100	2,088
3.000% due 06/15/2028	800	687
4.550% due 07/01/2030	900	796

Sprint LLC
7.125% due 06/15/2024	35	35

		3,668

Total Corporate Bonds & Notes (Cost $122,202)		111,610

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	630	573

Total Municipal Bonds & Notes (Cost $630)		573

U.S. GOVERNMENT AGENCIES 25.2%

Fannie Mae
0.421% due 03/25/2041 •(a)	161	9
1.271% due 03/25/2036 •(a)	56	3
3.721% due 10/01/2035 •	12	12
3.726% due 01/01/2035 •	15	15
4.068% due 12/01/2033 •	10	10
4.273% due 12/01/2033 •	37	36
4.550% due 03/01/2035 •	2	2
4.734% due 11/01/2034 •	1	1
4.780% due 05/25/2035 ~	5	5
4.842% due 12/25/2036 •	3	3
5.014% due 06/01/2035 •	31	30
5.106% due 09/01/2035 •	15	16
5.315% due 05/01/2035 •	1	1
5.462% due 12/25/2036 •	21	20
5.629% due 06/01/2043 •	34	33
5.630% due 07/01/2044 •	6	5
5.738% due 06/01/2035 •	25	26
5.751% due 07/01/2035 •	14	14
5.779% due 03/25/2037 - 09/25/2042 •	140	139
5.805% due 07/01/2035 •	9	9
5.809% due 07/25/2037 •	16	16
5.829% due 09/25/2035 •	30	29
5.901% due 08/01/2035 •	31	31
5.915% due 07/01/2034 •	69	68
5.972% due 08/01/2035 •	59	60
5.987% due 09/01/2035 •	8	8
6.149% due 06/25/2037 •	18	18
6.179% due 01/25/2040 •	5	5
6.205% due 11/01/2035 •	12	12
6.249% due 12/25/2039 •	10	10
6.329% due 07/25/2039 •	4	4
6.648% due 07/01/2036 •	18	18
6.653% due 09/01/2036 •	9	9
6.675% due 05/01/2036 •	15	15
6.767% due 08/01/2036 •	10	10

Freddie Mac
1.042% due 07/15/2036 •(a)	89	6
1.272% due 04/15/2036 •(a)	12	1
4.000% due 11/01/2047 - 03/01/2049	1,305	1,188
4.500% due 01/15/2041 - 04/01/2041	179	169
5.000% due 03/01/2038	889	872
5.500% due 06/01/2027 - 05/01/2040	345	341
5.559% due 08/25/2031 •	21	21
5.758% due 02/15/2037 •	2	2
5.826% due 02/25/2045 •	9	9

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.978% due 07/15/2041 •		$206	$202
5.998% due 06/15/2041 •		190	187
6.000% due 02/01/2034 - 10/01/2039		525	529
6.098% due 08/15/2037 •		53	53
6.128% due 08/15/2037 •		70	69
6.283% due 01/15/2038 •		33	33

Ginnie Mae
2.750% due 11/20/2044 •		32	31
3.500% due 01/15/2042 - 07/15/2045		3,069	2,762
4.869% due 04/20/2068 •		94	92
5.000% due 06/15/2034 - 06/15/2041		943	920
6.000% due 05/15/2037 - 07/15/2037		41	40

U.S. Small Business Administration
5.290% due 12/01/2027		27	26
5.600% due 09/01/2028		205	199

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 02/01/2049		11,146	9,761
4.000% due 07/01/2025 - 11/01/2028		344	332
4.500% due 01/01/2024 - 06/01/2042		1,142	1,092
5.500% due 10/01/2023 - 12/01/2039		662	651
6.000% due 05/01/2035 - 05/01/2041		237	237
6.500% due 09/01/2034		1	1

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2053 - 11/01/2053		19,200	17,633
5.000% due 10/01/2053		29,900	28,211
5.500% due 11/01/2053		47,000	45,412
6.000% due 11/01/2053		49,000	48,338
6.500% due 10/01/2053		81,900	82,278

Total U.S. Government Agencies (Cost $247,483)			242,400

U.S. TREASURY OBLIGATIONS 4.9%

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024		20,470	19,996
0.125% due 10/15/2024 (o)		12,749	12,360
0.125% due 04/15/2025 (m)		2,249	2,145
0.125% due 02/15/2052		329	181
0.250% due 01/15/2025 (m)(o)		5,163	4,966
0.625% due 07/15/2032 (o)		1,368	1,193
0.625% due 02/15/2043 (o)		951	692
0.750% due 02/15/2045 (o)		1,947	1,417
1.000% due 02/15/2046 (m)(o)		4,117	3,130
1.000% due 02/15/2048 (o)		1,086	809

Total U.S. Treasury Obligations (Cost $49,932)			46,889

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%

280 Park Avenue Mortgage Trust
6.710% due 09/15/2034 •		2,900	2,744

Adjustable Rate Mortgage Trust
4.815% due 01/25/2036 ^~		116	90

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		31	21

APS Resecuritization Trust
5.713% due 08/28/2054 ~		2,590	2,381

Avon Finance
6.089% due 12/28/2049 •	GBP	4,000	4,856

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$2,400	1,694

Banc of America Funding Trust
5.819% due 12/20/2046 ^•		94	76
5.859% due 04/20/2047 ^•		4	3
5.999% due 06/20/2047 •		237	186
6.412% due 10/25/2036 ^þ		1,825	1,514
6.496% due 09/20/2034 «~		1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.463% due 01/25/2033 «~		$31	$29
4.749% due 07/25/2034 ~		6	6
4.834% due 04/25/2033 «~		1	1
6.053% due 08/25/2033 ~		3	3

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~		2	2
5.934% due 01/25/2036 ^•		5	5

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~		72	53

BellaVista Mortgage Trust
6.038% due 01/22/2045 •		667	586

Braemar Hotels & Resorts Trust
6.325% due 06/15/2035 •		73	73

Chase Mortgage Finance Trust
5.462% due 02/25/2037 «~		149	143

ChaseFlex Trust
5.734% due 07/25/2037 •		374	308

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.684% due 01/25/2036 «•		102	90
5.684% due 06/25/2036 •		198	179

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		5,789	5,744
6.980% due 05/25/2035 •		7	7
7.780% due 10/25/2035 •		8	7

Countrywide Alternative Loan Trust
3.840% due 05/25/2036 ~		230	178
5.500% due 05/25/2035 ^•		3,032	2,258
5.500% due 11/25/2035		5	3
5.626% due 12/25/2035 •		6	5
5.794% due 05/25/2047 •		112	94
5.814% due 09/25/2046 ^•		359	331
5.834% due 08/25/2037 «•		11	7
5.994% due 02/25/2037 •		686	556
6.000% due 06/25/2047 ^		3,312	1,709
6.074% due 11/25/2035 •		227	179
6.079% due 12/20/2035 •		46	41
6.186% due 08/25/2035 •		1,353	1,201
6.250% due 08/25/2036		135	77

Countrywide Home Loan Mortgage Pass-Through Trust
6.094% due 02/25/2035 •		1	1
6.234% due 09/25/2034 «•		44	40
7.884% due 02/20/2036 ^•		7	6

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,257	2,997
2.688% due 03/25/2059 ~		814	797

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.094% due 02/25/2036 •		1,049	1,005
6.184% due 10/25/2047 •		212	163

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	12	14

First Horizon Alternative Mortgage Securities Trust
4.583% due 08/25/2035 ^~		$91	79

Frost CMBS DAC
4.965% due 11/20/2033 •	EUR	1,190	1,212

FWD Securitization Trust
2.240% due 01/25/2050 ~		$59	53

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~		16	15

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		21	18
6.000% due 05/25/2037 ^«		216	150

HarborView Mortgage Loan Trust
5.662% due 07/19/2047 •		203	187
5.852% due 12/19/2036 •		55	43
5.942% due 01/19/2036 •		358	218
5.982% due 03/19/2035 •		805	783

IndyMac INDX Mortgage Loan Trust
3.378% due 01/25/2036 ^~		83	72
5.834% due 11/25/2046 •		8,597	7,710
6.074% due 07/25/2045 •		4	3

JP Morgan Chase Commercial Mortgage Securities Trust
6.747% due 03/15/2036 •		2,705	2,468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
4.495% due 04/25/2037 «~		$4	$3
5.750% due 01/25/2036 ^		11	5

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,571	1,454
2.250% due 07/25/2067 þ		1,349	1,251

Lehman XS Trust
5.834% due 07/25/2047 ^•		4,052	3,855
5.934% due 08/25/2037 •		57	51

MASTR Adjustable Rate Mortgages Trust
4.302% due 10/25/2033 ~		46	37
5.426% due 12/25/2046 •		4,496	3,348

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •		80	75

Merrill Lynch Alternative Note Asset Trust
5.834% due 03/25/2037 •		457	120

Merrill Lynch Mortgage Investors Trust
4.599% due 05/25/2033 ~		3	3

Morgan Stanley Capital Trust
6.896% due 12/15/2038 •		3,500	3,168

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,029	1,883
3.500% due 10/25/2059 ~		43	40

Nomura Resecuritization Trust
6.334% due 03/25/2037 •		2,062	1,959

PHH Alternative Mortgage Trust
5.754% due 02/25/2037 •		172	127

Residential Accredit Loans, Inc. Trust
5.774% due 01/25/2037 •		160	133
5.804% due 08/25/2036 •		711	645

Residential Asset Securitization Trust
6.000% due 09/25/2036		908	298
6.000% due 05/25/2037 ^«		332	174
6.250% due 07/25/2036 ^«		347	264

Sequoia Mortgage Trust
5.839% due 07/20/2036 •		124	104
5.859% due 06/20/2036 •		161	148

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		5,800	5,281
6.946% due 05/15/2038 •		4,500	3,957

Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~		49	44
4.143% due 01/25/2035 ~		34	34
4.669% due 08/25/2035 ~		46	39
5.170% due 09/25/2035 ~		31	27
5.754% due 10/25/2035 •		1,312	1,187
6.026% due 01/25/2035 ^•		90	75

Structured Asset Mortgage Investments Trust
3.691% due 05/25/2047 ^~		2,200	1,773
5.994% due 02/25/2036 ^•		38	31
6.142% due 02/19/2035 «•		2	2

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	418	510

Wachovia Mortgage Loan Trust LLC
4.624% due 05/20/2036 ^«~		$19	18

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~		452	380
3.527% due 12/25/2036 ^~		150	129
3.968% due 12/25/2046 •		282	263
4.001% due 06/25/2037 ^~		1,165	1,041
5.436% due 07/25/2047 •		35	28
5.506% due 10/25/2046 ^•		387	319
5.616% due 06/25/2046 •		2,756	2,359
5.626% due 02/25/2046 •		221	193
5.704% due 12/25/2045 •		2,063	1,934
6.014% due 10/25/2045 •		11	10
6.074% due 01/25/2045 •		74	69
6.126% due 10/25/2046 •		52	46

Washington Mutual Mortgage Pass-Through Certificates Trust
5.376% due 02/25/2047 ^•		153	132
6.000% due 07/25/2036		1,216	883

Wells Fargo Alternative Loan Trust
5.338% due 07/25/2037 ^~		1,686	1,503
6.250% due 07/25/2037 ^		94	78

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		$187	$184

Total Non-Agency Mortgage-Backed Securities (Cost $90,986)			87,149

ASSET-BACKED SECURITIES 37.3%

ABFC Trust
5.654% due 01/25/2037 •		2,467	1,410
6.484% due 03/25/2034 ^•		1,583	1,491

ACE Securities Corp. Home Equity Loan Trust
6.049% due 12/25/2035 •		4,346	3,947

ACHV ABS Trust
6.420% due 03/18/2030		626	626

Ally Auto Receivables Trust
5.460% due 05/15/2028		1,400	1,398

American Express Credit Account Master Trust
4.870% due 05/15/2028		2,500	2,471

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		5,000	5,002

Arbor Realty Commercial Real Estate Notes Ltd.
7.732% due 05/15/2037 •		2,700	2,670
8.232% due 05/15/2037 •		2,700	2,659

AREIT Trust
7.265% due 11/17/2038 •		1,500	1,443

Argent Securities Trust
5.544% due 09/25/2036 •		80	26

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.433% due 01/25/2034 •		115	105
3.553% due 02/25/2034 •		706	673

Asset-Backed Securities Corp. Home Equity Loan Trust
3.162% due 03/25/2036 •		11,443	9,188

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		300	294
5.900% due 08/21/2028		2,200	2,206

BA Credit Card Trust
4.790% due 05/15/2028		2,500	2,466

Bank of America Auto Trust
5.830% due 05/15/2026		3,700	3,698

Bear Stearns Asset-Backed Securities Trust
5.754% due 08/25/2036 •		713	678
6.454% due 10/25/2035 •		827	804

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		1,793	1,790
7.070% due 10/15/2030 •		3,300	3,279

Black Diamond CLO DAC
4.761% due 05/15/2032 •	EUR	3,700	3,856

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$1,400	1,397

CarNow Auto Receivables Trust
6.620% due 12/16/2024		354	354

Carrington Mortgage Loan Trust
5.694% due 02/25/2037 •		368	334

Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,469
5.420% due 04/10/2028		1,000	989
5.980% due 08/10/2026		979	978
6.410% due 09/10/2027		2,300	2,300

Citigroup Mortgage Loan Trust
5.734% due 12/25/2036 •		352	139
5.754% due 09/25/2036 •		2,708	1,947
6.334% due 09/25/2035 ^•		4,687	4,348

Citizens Auto Receivables Trust
5.739% due 09/16/2024		4,500	4,501
6.130% due 07/15/2026		2,500	2,503
6.263% due 07/15/2026 •		2,100	2,106

Countrywide Asset-Backed Certificates Trust
4.024% due 05/25/2036 •		1,134	1,086
5.684% due 06/25/2047 •		1,569	1,496
5.714% due 12/25/2046 •		1,085	993
5.834% due 06/25/2037 ^•		2,172	2,098
5.934% due 01/25/2046 ^•		7,705	7,133
5.954% due 12/25/2036 ^•		4,261	4,008
6.034% due 06/25/2036 •		12	11

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPS Auto Receivables Trust
6.130% due 09/15/2026		$3,189	$3,197

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •		19	9

DLLAA LLC
5.930% due 07/20/2026		500	500

DT Auto Owner Trust
6.290% due 08/16/2027		4,457	4,463

Fifth Third Auto Trust
5.800% due 11/16/2026		1,600	1,599

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		2,500	2,496

Fremont Home Loan Trust
5.494% due 01/25/2037 •		11	5
6.094% due 01/25/2036 •		49	46

Gallatin CLO Ltd.
7.220% due 07/15/2031 •		2,700	2,693

GLS Auto Receivables Issuer Trust
6.040% due 03/15/2027		1,800	1,798

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,600	1,588
6.270% due 08/16/2027		3,400	3,393

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		2,100	2,094
5.634% due 08/20/2024		1,141	1,141

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		1,400	1,399
5.913% due 09/16/2025 •		2,829	2,830

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	1,983	1,479

GoldenTree Loan Management EUR CLO DAC
4.605% due 01/20/2032 •	EUR	14,200	14,740

GSAA Home Equity Trust
5.674% due 06/25/2036 •		$68	15

GSAMP Trust
5.524% due 01/25/2037 •		2,230	1,284
5.564% due 12/25/2046 •		1,395	739
5.584% due 12/25/2046 •		32	16
5.664% due 01/25/2037 •		4,200	3,351

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		1,300	1,291

Harvest CLO DAC
1.040% due 07/15/2031	EUR	800	780

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$600	596

Home Equity Asset Trust
7.034% due 12/25/2034 •		985	961

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		2,800	2,798

HSI Asset Securitization Corp. Trust
5.654% due 12/25/2036 •		938	252
5.899% due 03/25/2036 •		9,479	8,445

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		1,500	1,499

JP Morgan Mortgage Acquisition Trust
5.734% due 07/25/2036 •		66	28

Jubilee CLO DAC
4.313% due 04/15/2031 •	EUR	1,000	1,038

KKR CLO Ltd.
6.512% due 07/18/2030 •		$1,618	1,617
6.720% due 01/16/2028 •		2,500	2,487
7.172% due 07/18/2030 •		3,700	3,678

LCM LP
7.082% due 07/19/2027 •		3,100	3,090

LendingClub Receivables Trust
3.750% due 01/15/2027		123	122

LL ABS Trust
6.630% due 05/15/2030		1,521	1,519

Long Beach Mortgage Loan Trust
5.874% due 02/25/2036 •		123	116
5.994% due 10/25/2034 •		17	16
6.409% due 04/25/2035 •		73	72

M360 Ltd.
7.688% due 11/22/2038 •		2,700	2,643

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Euro Funding DAC
4.463% due 07/15/2032 •	EUR	1,800	$1,869

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •		536	564

Marlette Funding Trust
5.180% due 11/15/2032		$1,658	1,652
5.950% due 11/15/2032		2,000	1,980
6.070% due 04/15/2033		3,943	3,936

Master Credit Card Trust
6.163% due 01/21/2027 •		4,900	4,902

MASTR Asset-Backed Securities Trust
5.754% due 10/25/2036 •		306	152
5.914% due 03/25/2036 •		45	27

MF1 Ltd.
6.895% due 10/16/2036 •		4,600	4,459
7.077% due 02/19/2037 •		5,900	5,778
7.195% due 10/16/2036 •		4,600	4,442

MFA Trust
2.363% due 03/25/2060 þ		376	362

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •		3,456	1,373
5.564% due 02/25/2037 •		859	756
5.684% due 03/25/2037 •		2,656	1,138
5.714% due 08/25/2036 •		421	215
6.364% due 07/25/2035 •		158	152

Morgan Stanley Home Equity Loan Trust
5.604% due 04/25/2037 •		1,667	865

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •		37	11
6.465% due 09/25/2046 ^þ		718	230

Nelnet Student Loan Trust
6.640% due 02/20/2041		473	471
7.514% due 02/20/2041 •		473	474

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.094% due 10/25/2036 ^•		164	37

NovaStar Mortgage Funding Trust
5.564% due 03/25/2037 •		4,850	2,987
5.754% due 10/25/2036 •		227	120

OAK Hill European Credit Partners DAC
4.435% due 01/20/2032 •	EUR	1,756	1,833

Oaktree CLO Ltd.
6.708% due 10/20/2032 •		$3,300	3,296

Option One Mortgage Loan Trust Asset-Backed Certificates
6.169% due 11/25/2035 •		6,767	5,500

Ownit Mortgage Loan Trust
6.334% due 10/25/2036 ^•		31	29

OZLM Ltd.
7.038% due 07/20/2032 •		2,500	2,451
7.288% due 07/20/2032 •		1,500	1,485

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		810	793
4.970% due 01/15/2030		1,024	1,014
6.060% due 03/15/2030		5,049	5,025
7.128% due 06/16/2031		700	703
7.179% due 04/15/2031		1,500	1,503
7.600% due 12/16/2030		1,358	1,365

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.409% due 07/25/2035 •		3,200	2,623
7.159% due 02/25/2035 •		3,359	2,970

PRET LLC
1.744% due 07/25/2051 þ		1,301	1,213
2.487% due 07/25/2051 þ		3,740	3,570
5.240% due 04/25/2052 þ		2,551	2,485
5.927% due 06/25/2052 þ		4,372	4,253

Reach ABS Trust
7.050% due 02/18/2031		729	731

Ready Capital Mortgage Financing LLC
7.694% due 10/25/2039 •		4,092	4,109
7.787% due 06/25/2037 •		1,838	1,848
7.872% due 10/25/2039 •		4,793	4,830
8.431% due 06/25/2037 •		4,700	4,699

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		$788	$740
5.380% due 11/25/2030		2,888	2,842
7.130% due 01/26/2032		500	502

Residential Asset Mortgage Products Trust
6.499% due 05/25/2035 •		2,000	1,884

Residential Asset Securities Corp. Trust
6.064% due 10/25/2035 «•		61	59

Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		1,653	1,652
6.080% due 08/17/2026		4,500	4,498
6.180% due 02/16/2027		6,600	6,607

Securitized Asset-Backed Receivables LLC Trust
5.934% due 05/25/2036 •		8,075	4,268
6.154% due 10/25/2035 •		304	247

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	3,050	3,176

SG Mortgage Securities Trust
5.794% due 02/25/2036 •		$8,806	4,462

SMB Private Education Loan Trust
2.340% due 09/15/2034		1,424	1,382
6.714% due 11/15/2052 •		600	602

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		2,181	1,998

Soundview Home Loan Trust
5.514% due 06/25/2037 •		59	39
5.694% due 02/25/2037 •		142	40
5.899% due 02/25/2036 •		153	140

Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •		786	736

Starwood Mortgage Trust
7.113% due 11/15/2038 •		9,100	8,725

Structured Asset Securities Corp. Mortgage Loan Trust
5.594% due 03/25/2036 •		1,425	1,324
5.854% due 02/25/2037 •		1,540	1,485

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		1,205	1,198

Theorem Funding Trust
1.850% due 02/15/2028		381	378
7.580% due 04/15/2029		803	806

TIAA CLO Ltd.
7.288% due 01/20/2032 •		6,900	6,845

Toro European CLO DAC
4.581% due 01/12/2032 •	EUR	12,200	12,696

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$2,200	2,196
5.604% due 08/15/2024		2,525	2,525

Veros Auto Receivables Trust
7.120% due 11/15/2028		3,518	3,525

WaMu Asset-Backed Certificates WaMu Trust
5.674% due 05/25/2037 •		465	394

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		3,000	2,997
5.983% due 10/15/2026 •		2,900	2,901

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,000	998

Total Asset-Backed Securities (Cost $370,445)			358,440

SOVEREIGN ISSUES 0.9%

Argentina Government International Bond
0.750% due 07/09/2030 þ		2,282	609
1.000% due 07/09/2029		288	79
3.500% due 07/09/2041 þ		8,905	2,311
3.625% due 07/09/2035 þ		3,354	831
15.500% due 10/17/2026	ARS	3,616	1

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)	BRL	22,000	4,255

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	13,069	629

Russia Government International Bond
5.250% due 06/23/2047 ^(d)		$200	73

Total Sovereign Issues (Cost $12,849)			8,788

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 52.3%

COMMERCIAL PAPER 8.4%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023		$250	$250
5.550% due 10/04/2023		300	300
5.550% due 10/17/2023		250	249

American Electric Power Co., Inc.
5.510% due 10/04/2023		2,500	2,498
5.570% due 10/16/2023		250	249

Arrow Electronics, Inc.
5.850% due 10/03/2023		800	799
5.900% due 10/25/2023 (b)		300	299
5.900% due 10/26/2023 (b)		1,050	1,045

Bacardi Martini BV
6.000% due 10/11/2023		650	649

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	7,400	5,422

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		4,200	3,078

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		$1,300	1,297
5.520% due 10/30/2023		1,450	1,443

Crown Castle, Inc.
6.000% due 10/31/2023		250	249
6.000% due 11/02/2023		850	845
6.020% due 10/17/2023		1,450	1,446
6.020% due 10/18/2023		250	249
6.050% due 10/03/2023		1,800	1,799

Diageo Capital PLC
5.500% due 10/23/2023		650	648
5.550% due 11/07/2023		800	795

Discovery Communications LLC
5.970% due 10/16/2023 (b)		2,650	2,644

Dominion Resources, Inc.
5.550% due 10/11/2023		700	699
5.550% due 10/17/2023		250	249
5.550% due 10/23/2023		250	249
5.550% due 10/26/2023		300	299
5.570% due 10/30/2023		550	547

Electricite de France SA
5.510% due 10/27/2023		1,050	1,045

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		550	550
5.560% due 10/20/2023		300	299

Enel Finance America LLC
5.550% due 10/18/2023		600	598
5.550% due 10/27/2023		250	249

Entergy Corp.
5.500% due 10/04/2023		250	250
5.520% due 10/05/2023		250	250
5.520% due 10/06/2023		250	250
5.550% due 10/05/2023		500	500

Equifax, Inc.
5.550% due 10/16/2023		350	349

Fidelity National Information services, Inc.
5.520% due 10/11/2023		700	699
5.530% due 10/04/2023		250	250
5.550% due 10/17/2023		250	249

Global Payments, Inc.
6.030% due 10/10/2023		250	249
6.030% due 10/16/2023		1,500	1,496
6.030% due 10/19/2023		3,100	3,090

Haleon UK Capital PLC
5.550% due 10/27/2023 (b)		400	398
5.550% due 11/02/2023 (b)		600	597
5.550% due 11/03/2023 (b)		1,200	1,193
5.560% due 10/03/2023		250	250
5.580% due 10/10/2023		250	250

Humana, Inc.
5.530% due 10/02/2023		250	250
5.550% due 10/23/2023		250	249
5.580% due 10/16/2023		250	249
5.580% due 10/17/2023		450	449
5.580% due 10/23/2023		250	249
5.580% due 10/25/2023		800	797

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.580% due 10/26/2023		$250	$249

Intercontinental Exchange,Inc.
5.560% due 10/16/2023		300	299
5.560% due 10/25/2023		250	249
5.560% due 10/26/2023		250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		550	550

L3Harris Technologies, Inc.
5.620% due 10/10/2023		1,050	1,048
5.650% due 10/02/2023		350	350
5.650% due 10/03/2023		400	400

LSEGA Financing PLC
5.510% due 10/26/2023		600	597
5.520% due 10/20/2023		850	847

Marathon Oil Corp.
6.000% due 10/06/2023		1,250	1,249
6.030% due 10/13/2023		550	549

Marriott International, Inc.
5.540% due 10/11/2023		250	249
5.540% due 10/20/2023		550	548

Microchip Technology, Inc.
5.580% due 10/04/2023		250	250
5.600% due 10/30/2023		600	597
5.600% due 11/07/2023		500	497

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		250	250
5.520% due 10/17/2023		700	698
5.520% due 10/18/2023		400	399
5.520% due 10/19/2023		250	249

Oracle Corp.
5.500% due 10/23/2023		600	598
5.510% due 10/23/2023		1,600	1,594
5.510% due 10/27/2023		1,900	1,892
5.530% due 11/08/2023		600	596

Quanta Services, Inc.
5.900% due 10/10/2023		600	599

Royal Bank of Canada
5.203% due 10/03/2023	CAD	5,500	4,047
5.279% due 11/01/2023		1,300	953

RTX Corp.
5.480% due 10/04/2023		$2,050	2,048

Sempra Energy
5.530% due 10/17/2023		250	249
5.530% due 10/19/2023		250	249
5.530% due 10/23/2023		250	249

Southern California Edison
5.550% due 10/02/2023		250	250
5.550% due 10/13/2023 (b)		500	499

Targa Resources Corp.
6.150% due 10/16/2023		2,000	1,995

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	2,100	1,540
5.118% due 10/27/2023		1,800	1,320
5.124% due 11/01/2023		2,900	2,125

VW Credit, Inc.
5.560% due 10/10/2023		$850	849
5.570% due 10/17/2023		700	698

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		4,700	4,698

			81,021

REPURCHASE AGREEMENTS (k) 42.6%
			409,300

SHORT-TERM NOTES 1.3%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		5,000	5,001

Fifth Third Auto Trust
5.618% due 08/15/2024		1,261	1,262

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		5,918	5,920

			12,183

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (e)(f)(h)	ARS	77,018	$105

U.S. TREASURY BILLS 0.0%
5.473% due 12/28/2023 (f)(g)		$274	271

Total Short-Term Instruments (Cost $503,154)			502,880

Total Investments in Securities (Cost $1,397,681)			1,358,729

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short Asset Portfolio	2,801,932	$27,114

Total Short-Term Instruments (Cost $27,056)		27,114

Total Investments in Affiliates (Cost $27,056)		27,114

Total Investments 144.2% (Cost $1,424,737)		$1,385,843

Financial Derivative Instruments (l)(n) (0.6)% (Cost or Premiums, net $4,462)		(5,906)

Other Assets and Liabilities, net (43.6)%		(419,151)

Net Assets 100.0%		$960,786

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	10/02/2023	10/03/2023	$191,300	U.S. Treasury Notes 4.250% due 05/31/2025	$(195,258)	$191,300	$191,300
BRC	5.380	09/29/2023	10/02/2023	193,500	U.S. Treasury Bonds 4.750% due 02/15/2041	(197,442)	193,500	193,587
FICC	2.600	09/29/2023	10/02/2023	2,500	U.S. Treasury Notes 5.000% due 08/31/2025	(2,550)	2,500	2,500
NXN	5.340	09/29/2023	10/02/2023	22,000	U.S. Treasury Bonds 1.375% due 11/15/2040	(22,399)	22,000	22,010

Total Repurchase Agreements						$(417,649)	$409,300	$409,397

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$191,300	$0	$0	$191,300	$(195,258)	$(3,958)
BRC	193,587	0	0	193,587	(197,442)	(3,855)
FICC	2,500	0	0	2,500	(2,550)	(50)
NXN	22,010	0	0	22,010	(22,399)	(389)

Total Borrowings and Other Financing Transactions	$409,397	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	9	$	9	$(3)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	9		9	(3)	(2)

Total Written Options						$(6)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	214	$	43,380	$(120)	$22	$0
U.S. Treasury Long-Term Bond December Futures	12/2023	167		19,001	(1,031)	47	0

					$(1,151)	$69	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund December Futures	12/2023	41	$	(5,576)	$140	$67	$(67)
Euro-Buxl 30-Year Bond December Futures	12/2023	16		(2,070)	182	48	(48)
U.S. Treasury 5-Year Note December Futures	12/2023	422		(44,462)	280	0	(66)
U.S. Treasury 10-Year Note December Futures	12/2023	52		(5,619)	12	0	(11)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	64		(7,596)	561	0	(24)

					$1,175	$115	$(216)

Total Futures Contracts					$24	$184	$(216)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.853%	$ 900	$15	$(11)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	200	(1)	1	0	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177	200	7	6	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	1,900	22	9	31	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200	1,970	391	(168)	223	6	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734	2,425	292	35	327	12	0

						$726	$(128)	$598	$18	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$3,300	$6	$51	$57	$0	$(8)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	5,000	46	3	49	0	(11)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	100	1	1	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	100	1	0	1	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	7,900	108	(1)	107	1	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	49,200	630	(24)	606	0	(9)

					$792	$30	$822	$1	$(29)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	3,820,000	$(30)	$194	$164	$126	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	77,700	(3,088)	228	(2,860)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024		124,700	20	(6,569)	(6,549)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		11,100	(157)	887	730	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		144,500	2,700	1,157	3,857	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2025		45,900	738	(4,775)	(4,037)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		33,100	(349)	3	(346)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	455	401	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		61,300	(2,678)	(8,177)	(10,855)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,200	368	1,322	1,690	0	(38)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		42,700	(149)	(901)	(1,050)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		23,100	558	1,334	1,892	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		400	(1)	(12)	(13)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		36,100	257	1,348	1,605	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	4,693	4,835	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		57,800	(16)	12,955	12,939	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	438	1,616	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	2,801	7,220	0	(120)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		800	(3)	(34)	(37)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		500	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,500	(6)	(58)	(64)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		800	(3)	(28)	(31)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,500	(5)	(42)	(47)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		2,100	(8)	(48)	(56)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,700	(7)	(8)	(15)	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,000	(4)	(5)	(9)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,100	(4)	(5)	(9)	0	(9)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	(461)	(4)	(465)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,900	1,899	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,562	5,689	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		10,700	576	1,791	2,367	0	(43)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	218,300	0	(584)	(584)	165	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	47,700	(49)	(577)	(626)	0	(254)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	600	(2)	(4)	(6)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,600	(6)	(5)	(11)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		18,600	(188)	(358)	(546)	0	(9)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		8,000	78	380	458	0	(25)

							$5,890	$13,233	$19,123	$428	$(847)

Total Swap Agreements							$7,408	$13,135	$20,543	$447	$(876)

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$184	$448	$632	$(6)	$(216)	$(876)	$(1,098)

(m)

Securities with an aggregate market value of $4,349 and cash of $11,498 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	526		$339	$1	$0

BOA	10/2023	CAD	1,460		1,072	0	(2)
	10/2023	DKK	27,796		4,068	128	0
	10/2023		$3,999	DKK	28,242	4	0
	11/2023	DKK	28,198		$3,999	0	(4)
	12/2023	HKD	3,534		452	0	0

BPS	10/2023	CAD	753		552	0	(3)
	10/2023	DKK	30,281		4,426	134	0
	10/2023	GBP	294		373	14	0
	10/2023		$131	ZAR	2,448	0	(2)
	11/2023	EUR	1,067		$1,156	26	0

BRC	10/2023		$3,037	JPY	450,000	0	(13)

BSH	01/2024	BRL	15,000		$3,010	59	0

CBK	10/2023	CAD	9,700		7,274	131	0
	10/2023	DKK	17,600		2,613	119	0
	10/2023	MXN	1,131		65	0	0
	10/2023		$16,626	JPY	2,440,000	0	(228)
	11/2023		1,213	EUR	1,108	0	(39)

DUB	11/2023	EUR	26,339		$29,053	1,157	0

GLM	10/2023	MXN	8,607		488	0	(5)
	11/2023	CAD	2,900		2,149	13	0
	11/2023	TRY	4,094		146	4	0
	01/2024	BRL	7,000		1,382	4	0

JPM	10/2023		$4,217	DKK	29,826	11	0
	11/2023	DKK	29,780		$4,217	0	(11)
	11/2023		$15,288	JPY	2,260,000	0	(66)
	11/2023		95	ZAR	1,812	1	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2023	CAD	1,800		$1,334	$8	$0
	10/2023	GBP	3,975		4,930	80	0
	10/2023	JPY	2,890,000		20,912	1,490	0
	10/2023		$5,704	CAD	7,713	0	(26)
	11/2023	CAD	7,710		$5,704	25	0
	11/2023	JPY	2,940,000		20,737	934	0
	11/2023		$4,657	JPY	680,000	0	(77)

MYI	10/2023	CAD	2,100		$1,555	8	0
	10/2023	DKK	2,710		399	15	0

SCX	11/2023		$486	EUR	456	0	(3)

TOR	10/2023		269	AUD	422	2	0
	10/2023		5,186	GBP	4,269	23	0
	11/2023	AUD	422		$270	0	(2)
	11/2023	GBP	4,269		5,187	0	(23)

UAG	11/2023	CAD	8,700		6,457	49	0
	11/2023	EUR	18,597		20,512	815	0

Total Forward Foreign Currency Contracts						$5,255	$(504)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	500	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	500	(2)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	500	(2)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	200	(1)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	900	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	900	(2)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	800	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	800	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	600	(2)	(4)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	900	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	800	(3)	(8)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	1,000	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	1,000	(3)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	900	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	900	(3)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	900	(3)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	700	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	900	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	300	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	300	(2)	(4)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	200	(1)	(7)

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480%	10/12/2023	200	$(1)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	200	(1)	(5)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	300	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	300	(1)	(9)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	600	(2)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	300	(1)	(3)

Total Written Options							$(90)	$(131)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	11,106	$(2,850)	$2,403	$0	$(447)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERAUSLT Index	49,833	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	$23,766	$0	$(336)	$0	$(336)
	Receive	ERAUSLT Index	17,294	5.734% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	8,173	0	(36)	0	(36)

JPM	Receive	ERAUSLT Index	145,649	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	68,831	0	(297)	0	(297)
	Receive	ERAUSLT Index	622,248	5.640% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	284,996	0	(3,830)	0	(3,830)
	Receive	ERAUSLT Index	96,794	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	45,743	0	(197)	0	(197)
	Receive	ERAUSLT Index	612,064	5.570% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/07/2024	282,431	0	(3,880)	0	(3,880)
	Receive	ERAUSLT Index	64,529	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	30,495	0	(132)	0	(132)
	Receive	ERAUSLT Index	77,901	5.750% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	36,814	0	(162)	0	(162)

MYI	Receive	ERAUSLT Index	24,688	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	11,667	0	(46)	0	(46)
	Receive	ERAUSLT Index	331,324	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	156,577	0	(692)	0	(692)

RBC	Receive	ERAUSLT Index	2,597	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,227	0	(5)	0	(5)

								$0	$(9,613)	$0	$(9,613)

Total Swap Agreements								$(2,850)	$(7,210)	$0	$(10,060)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	132	0	0	132	(6)	0	(447)	(453)	(321)	459	138
BPS	174	0	0	174	(5)	(16)	0	(21)	153	0	153
BRC	0	0	0	0	(13)	(13)	0	(26)	(26)	0	(26)
BSH	59	0	0	59	0	0	0	0	59	0	59
CBK	250	0	0	250	(267)	(11)	(372)	(650)	(400)	400	(0)
DUB	1,157	0	0	1,157	0	0	0	0	1,157	(1,110)	47
GLM	21	0	0	21	(5)	(42)	0	(47)	(26)	0	(26)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO RAE PLUS Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
JPM	$12	$0	$0	$12	$(77)	$(34)	$(8,498)	$(8,609)	$(8,597)	$7,000	$(1,597)
MBC	2,537	0	0	2,537	(103)	0	0	(103)	2,434	(2,270)	164
MYC	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MYI	23	0	0	23	0	0	(738)	(738)	(715)	2,834	2,119
RBC	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
SCX	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
TOR	25	0	0	25	(25)	0	0	(25)	0	0	0
UAG	864	0	0	864	0	0	0	0	864	(920)	(56)

Total Over the Counter	$5,255	$0	$0	$5,255	$(504)	$(131)	$(10,060)	$(10,695)

(o)

Securities with an aggregate market value of $10,693 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$184	$184
Swap Agreements	0	20	0	0	428	448

	$0	$20	$0	$0	$612	$632

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,255	$0	$5,255

	$0	$20	$0	$5,255	$612	$5,887

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	216	216
Swap Agreements	0	29	0	0	847	876

	$0	$29	$0	$0	$1,069	$1,098

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$504	$0	$504
Written Options	0	0	0	0	131	131
Swap Agreements	0	447	9,613	0	0	10,060

	$0	$447	$9,613	$504	$131	$10,695

	$0	$476	$9,613	$504	$1,200	$11,793

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	(43)	(43)
Swap Agreements	0	795	0	0	(5,187)	(4,392)

	$0	$795	$0	$0	$(5,222)	$(4,427)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,092	$0	$3,092
Written Options	0	0	0	0	172	172
Swap Agreements	0	130	(2,295)	0	0	(2,165)

	$0	$130	$(2,295)	$3,092	$172	$1,099

	$0	$925	$(2,295)	$3,092	$(5,050)	$(3,328)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$822	$822
Swap Agreements	0	56	0	0	14,266	14,322

	$0	$56	$0	$0	$15,088	$15,144

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,243	$0	$3,243
Written Options	0	0	0	0	(41)	(41)
Swap Agreements	0	2,403	(246)	0	0	2,157

	$0	$2,403	$(246)	$3,243	$(41)	$5,359

	$0	$2,459	$(246)	$3,243	$15,047	$20,503

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$82,330	$0	$82,330
Industrials	0	25,612	0	25,612
Utilities	0	3,668	0	3,668
Municipal Bonds & Notes
California	0	573	0	573
U.S. Government Agencies	0	242,400	0	242,400
U.S. Treasury Obligations	0	46,889	0	46,889
Non-Agency Mortgage-Backed Securities	0	86,212	937	87,149
Asset-Backed Securities	0	358,381	59	358,440
Sovereign Issues	0	8,788	0	8,788
Short-Term Instruments
Commercial Paper	0	81,021	0	81,021
Repurchase Agreements	0	409,300	0	409,300
Short-Term Notes	0	12,183	0	12,183
Argentina Treasury Bills	0	105	0	105
U.S. Treasury Bills	0	271	0	271

	$0	$1,357,733	$996	$1,358,729

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,114	$0	$0	$27,114

Total Investments	$27,114	$1,357,733	$996	$1,385,843

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	115	516	0	631
Over the counter	0	5,255	0	5,255

	$115	$5,771	$0	$5,886

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(115)	(983)	0	(1,098)
Over the counter	0	(10,248)	(447)	(10,695)

	$(115)	$(11,231)	$(447)	$(11,793)

Total Financial Derivative Instruments	$0	$(5,460)	$(447)	$(5,907)

Totals	$27,114	$1,352,273	$549	$1,379,936

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO RAE PLUS EMG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.5%

CORPORATE BONDS & NOTES 7.2%

BANKING & FINANCE 6.4%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$300	$292

American Honda Finance Corp.
5.000% due 05/23/2025		500	495

Bank of America Corp.
5.080% due 01/20/2027 •		1,300	1,271
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	201

Bank of America NA
5.650% due 08/18/2025		400	399
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		200	200

Barclays PLC
6.224% due 05/09/2034 •		500	474

Credit Suisse AG
7.950% due 01/09/2025		400	407

Equinix, Inc.
1.550% due 03/15/2028		200	167

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	601

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		700	695
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	203

GSPA Monetization Trust
6.422% due 10/09/2029		575	546

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	198

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		300	300

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	89
1.578% due 04/22/2027 •		200	179
3.782% due 02/01/2028 •		100	93

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	288

Morgan Stanley
5.050% due 01/28/2027 •		800	784

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	13,994	1,460
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		1,400	198
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		2,400	340
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		600	85

Societe Generale SA
6.447% due 01/12/2027 •		$600	600

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		500	501

UBS Group AG
4.751% due 05/12/2028 •		500	473

VICI Properties LP
4.750% due 02/15/2028		200	187

Wells Fargo & Co.
2.393% due 06/02/2028 •		800	702
2.406% due 10/30/2025 •		400	383
3.196% due 06/17/2027 •		300	279

			13,190

INDUSTRIALS 0.6%

DAE Funding LLC
1.625% due 02/15/2024		500	490

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		200	198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Capital America
6.491% due 08/04/2025 •		$600	$601

			1,289

UTILITIES 0.2%

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		300	300

Total Corporate Bonds & Notes (Cost $15,509)			14,779

MUNICIPAL BONDS & NOTES 0.1%

NEBRASKA 0.1%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		70	75

Total Municipal Bonds & Notes (Cost $70)			75

U.S. GOVERNMENT AGENCIES 27.2%

Fannie Mae
2.349% due 01/25/2031 ~(a)		2,303	189
5.779% due 07/25/2037 •		9	9
5.809% due 07/25/2037 •		19	19
5.829% due 09/25/2035 •		33	32
6.149% due 06/25/2037 •		133	132

Freddie Mac
5.978% due 07/15/2041 •		104	101
6.128% due 08/15/2037 •		121	120
6.138% due 10/15/2037 •		19	19
6.148% due 05/15/2037 - 09/15/2037 •		141	139

Ginnie Mae
5.794% due 08/20/2047 •		486	459

U.S. Small Business Administration
6.220% due 12/01/2028		4	4

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053		4,500	4,133
5.000% due 10/01/2053		7,600	7,171
5.500% due 11/01/2053		11,500	11,111
6.000% due 11/01/2053		11,200	11,049
6.500% due 10/01/2053		20,900	20,996

Total U.S. Government Agencies (Cost $56,368)			55,683

U.S. TREASURY OBLIGATIONS 4.0%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (i)		4,120	4,024
0.125% due 10/15/2024		2,740	2,657
0.125% due 04/15/2025		473	452
0.250% due 01/15/2025 (g)		1,162	1,117

Total U.S. Treasury Obligations (Cost $8,277)			8,250

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.6%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		379	317

Avon Finance
6.089% due 12/28/2049 •	GBP	800	971

BAMLL Commercial Mortgage Securities Trust
7.347% due 03/15/2037 •		$1,000	994

Banc of America Funding Trust
4.130% due 02/20/2035 ~		29	25

Banc of America Mortgage Trust
4.587% due 06/25/2035 ~		15	13

Bear Stearns ALT-A Trust
5.754% due 08/25/2036 •		1,066	927

BX Commercial Mortgage Trust
7.172% due 01/17/2039 •		1,000	983

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		919	912
6.380% due 03/25/2036 ^•		80	73

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	$1,000	$980

Countrywide Alternative Loan Trust
5.834% due 05/25/2036 •	236	200

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036	844	440
6.500% due 12/25/2037	1,293	541
6.537% due 02/20/2036 ^•	7	7

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	746	438

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	1,200	1,081

DBGS Mortgage Trust
6.410% due 06/15/2033 •	600	540

Downey Savings & Loan Association Mortgage Loan Trust
6.262% due 09/19/2044 •	78	69

First Horizon Mortgage Pass-Through Trust
4.727% due 10/25/2035 ^~	192	178

GS Mortgage Securities Corp. Trust
6.563% due 07/15/2025 •	640	636
8.733% due 08/15/2039 •	1,200	1,200

GSR Mortgage Loan Trust
4.982% due 09/25/2035 ~	13	12

HarborView Mortgage Loan Trust
5.942% due 01/19/2036 •	1,611	979
6.119% due 06/20/2035 •	332	299

Hilton Orlando Trust
6.679% due 12/15/2034 •	900	889

HomeBanc Mortgage Trust
6.054% due 03/25/2035 •	429	348

Impac CMB Trust
6.074% due 03/25/2035 •	287	252

IndyMac INDX Mortgage Loan Trust
5.954% due 06/25/2035 •	100	78

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	800	678

JP Morgan Mortgage Trust
5.053% due 08/25/2035 ^~	59	49
5.750% due 01/25/2036 ^	11	5

Lehman Mortgage Trust
6.000% due 11/25/2036 •	1,030	503

Lehman XS Trust
5.884% due 08/25/2046 •	1,426	1,346

Merrill Lynch Mortgage Investors Trust
4.759% due 09/25/2035 ^~	81	65

Morgan Stanley Mortgage Loan Trust
3.269% due 07/25/2035 ~	212	183
6.815% due 06/25/2036 þ	2,967	839

New York Mortgage Trust
5.250% due 07/25/2062 þ	545	527

Prime Mortgage Trust
6.000% due 06/25/2036 ^«	16	15

Residential Accredit Loans, Inc. Trust
4.959% due 12/25/2035 ^~	1,264	1,078
5.500% due 08/25/2035 ^•	1,561	1,078
5.794% due 09/25/2036 •	927	870

Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	2,827	919

Sequoia Mortgage Trust
5.999% due 07/20/2034 «•	352	301

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	1,100	1,002

Structured Adjustable Rate Mortgage Loan Trust
7.734% due 12/25/2037 ^•	1,405	1,189

WaMu Mortgage Pass-Through Certificates Trust
3.040% due 01/25/2037 ^~	152	124
3.624% due 12/25/2036 ^~	88	74
3.752% due 02/25/2037 ^~	403	362
4.001% due 06/25/2037 ^~	874	781
6.126% due 10/25/2046 •	1,830	1,629
6.126% due 11/25/2046 •	1,484	1,278

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
4.052% due 09/25/2036 þ		$2,279	$654

Total Non-Agency Mortgage-Backed Securities (Cost $33,751)			29,931

ASSET-BACKED SECURITIES 32.2%

Ally Auto Receivables Trust
5.460% due 05/15/2028		500	499

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		661	661

American Express Credit Account Master Trust
4.870% due 05/15/2028		500	494

American Money Management Corp. CLO Ltd.
6.643% due 04/25/2031 •		450	449

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		1,000	1,000

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		500	495

AREIT Trust
6.563% due 01/20/2037 •		715	706

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		700	667
5.900% due 08/21/2028		400	401

BA Credit Card Trust
4.790% due 05/15/2028		500	493

BHG Securitization Trust
5.930% due 10/17/2035		1,100	1,073

BlueMountain CLO Ltd.
6.650% due 07/15/2031 •		500	499

BMW Vehicle Owner Trust
5.470% due 02/25/2028		500	499

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		560	561

Carmax Auto Owner Trust
6.213% due 12/15/2025 •		444	445

CarNow Auto Receivables Trust
6.620% due 12/16/2024		93	93

Carvana Auto Receivables Trust
4.600% due 07/15/2026		500	495
4.680% due 02/10/2028		600	582
5.420% due 04/10/2028		400	396
5.640% due 01/15/2026		241	240
5.980% due 08/10/2026		588	587
6.360% due 04/12/2027		444	445
6.410% due 09/10/2027		500	500

CBAM Ltd.
6.590% due 04/17/2031 •		894	890

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		991	505

Citizens Auto Receivables Trust
5.739% due 09/16/2024		1,000	1,000
6.130% due 07/15/2026		500	500
6.263% due 07/15/2026 •		500	501

CLNC Ltd.
6.692% due 08/20/2035 •		17	17

Countrywide Asset-Backed Certificates Trust
5.914% due 04/25/2037 •		760	629

CPS Auto Receivables Trust
6.130% due 09/15/2026		709	710

DLLAA LLC
5.631% due 08/20/2024		318	318

DT Auto Owner Trust
6.290% due 08/16/2027		981	982

Enterprise Fleet Financing LLC
5.330% due 03/20/2024		129	129

Exeter Automobile Receivables Trust
6.110% due 09/15/2025		400	400

FHF Trust
6.570% due 06/15/2028		594	588

Fidelity Grand Harbour CLO DAC
6.250% due 10/15/2036	EUR	1,300	1,373

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fifth Third Auto Trust
5.800% due 11/16/2026	$400	$400

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	500	499

Fremont Home Loan Trust
5.574% due 01/25/2037 •	2,040	991

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026	234	232
5.700% due 01/15/2027	700	697
6.040% due 03/15/2027	500	500

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	298
6.270% due 08/16/2027	700	699

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026	700	698

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028	500	500

GoldenTree Loan Management U.S. CLO Ltd.
7.826% due 07/20/2035 •	1,000	1,004

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •	376	372

GSAA Home Equity Trust
5.834% due 03/25/2037 •	4,804	1,384
5.995% due 03/25/2046 ^~	4,604	1,733

GSRPM Mortgage Loan Trust
6.334% due 03/25/2035 •	3,189	3,139

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026	600	600

Hyundai Auto Receivables Trust
5.480% due 04/17/2028	500	500

IXIS Real Estate Capital Trust
5.834% due 03/25/2036 ^•	628	331

LCCM Trust
6.647% due 12/13/2038 •	1,096	1,073

LendingClub Receivables Trust
3.750% due 01/15/2027	17	17

LL ABS Trust
3.760% due 11/15/2029	305	303

LoanCore Issuer Ltd.
6.747% due 11/15/2038 •	1,100	1,067

M360 Ltd.
6.938% due 11/22/2038 •	900	884

Madison Park Funding Ltd.
6.507% due 07/23/2029 •	1,021	1,019

Marlette Funding Trust
5.180% due 11/15/2032	221	220
5.950% due 11/15/2032	400	396
6.070% due 04/15/2033	728	727

Master Credit Card Trust
6.163% due 01/21/2027 •	1,000	1,000

MASTR Specialized Loan Trust
6.559% due 11/25/2035 •	1,953	1,827

MF1 LLC
7.477% due 06/19/2037 •	1,400	1,396
7.962% due 09/17/2037 •	500	501

MF1 Ltd.
6.525% due 10/16/2036 •	600	590
6.545% due 07/16/2036 •	595	586

Morgan Stanley ABS Capital, Inc. Trust
5.514% due 11/25/2036 •	1,330	752
5.614% due 03/25/2037 •	3,099	1,327

Nelnet Student Loan Trust
6.640% due 02/20/2041	284	283
7.514% due 02/20/2041 •	284	285

Octagon Ltd.
7.972% due 08/16/2033 •	1,500	1,502

Option One Mortgage Loan Trust
5.654% due 05/25/2037 •	1,433	846

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	123	122
6.060% due 03/15/2030	882	878
7.179% due 04/15/2031	500	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRET LLC
5.240% due 04/25/2052 þ		$292	$284
6.559% due 08/25/2052 þ		799	789

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		328	308
5.380% due 11/25/2030		403	397
7.130% due 01/26/2032		500	502

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		1,240	1,240
6.080% due 08/17/2026		1,000	1,000
6.180% due 02/16/2027		1,400	1,402

Securitized Asset-Backed Receivables LLC Trust
5.914% due 07/25/2036 •		1,021	408

Specialty Underwriting & Residential Finance Trust
5.734% due 09/25/2037 •		987	681

Theorem Funding Trust
1.850% due 02/15/2028		53	52
6.060% due 12/15/2028		428	424

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		500	499
5.604% due 08/15/2024		797	797

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		1,163	1,136

Upstart Securitization Trust
5.500% due 06/20/2032		494	482

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		104	101

Veros Auto Receivables Trust
7.120% due 11/15/2028		765	766

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		700	699
5.983% due 10/15/2026 •		600	600

Total Asset-Backed Securities (Cost $71,496)			66,068

SOVEREIGN ISSUES 0.9%

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,681	423
3.625% due 07/09/2035 þ		1,103	264

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (c)	BRL	5,000	967

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	2,834	137

Total Sovereign Issues (Cost $2,474)			1,791

SHORT-TERM INSTRUMENTS 50.3%

COMMERCIAL PAPER 8.0%

Ameren Corp.
5.550% due 10/10/2023		$100	100
5.550% due 10/12/2023		350	349

Arrow Electronics, Inc.
5.850% due 10/03/2023		250	250

AutoNation, Inc.
5.950% due 10/11/2023		800	798

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	1,500	1,099

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		900	660

Conagra Brands, Inc.
5.750% due 10/11/2023		$250	250

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		350	349
5.520% due 10/30/2023		300	299

Crown Castle, Inc.
6.000% due 11/02/2023		300	298
6.020% due 10/17/2023		300	299
6.050% due 10/05/2023		400	400

Diageo Capital PLC
5.550% due 11/07/2023		250	248

Discovery Communications LLC
5.970% due 10/16/2023 (b)		300	299

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Resources, Inc.
5.550% due 10/11/2023	$250	$250
5.550% due 10/26/2023	250	249

Electricite de France SA
5.510% due 10/23/2023	250	249
5.510% due 10/27/2023	250	249

Enbridge (U.S.) Inc.
5.560% due 10/03/2023	250	250

Enel Finance America LLC
5.550% due 10/18/2023	250	249
5.550% due 10/27/2023	250	249

Energy Transfer LP
5.850% due 10/04/2023	250	250

Entergy Corp.
5.520% due 10/06/2023	250	250

Fidelity National Information services, Inc.
5.550% due 10/16/2023	250	249
5.550% due 10/17/2023	250	249

Global Payments, Inc.
6.030% due 10/11/2023	350	349
6.030% due 10/25/2023	650	647

Humana, Inc.
5.580% due 10/17/2023	250	249

L3Harris Technologies, Inc.
5.630% due 10/10/2023	250	250
5.650% due 10/02/2023	250	250

Marathon Oil Corp.
6.000% due 10/06/2023	300	300
6.030% due 10/13/2023	250	249

Marriott International, Inc.
5.540% due 10/20/2023	500	498

Microchip Technology, Inc.
5.600% due 10/30/2023	250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
5.500% due 10/23/2023		$250	$249
5.510% due 10/23/2023		250	249
5.510% due 10/27/2023		450	448

Royal Bank of Canada
5.203% due 10/03/2023	CAD	1,200	883
5.279% due 11/01/2023		300	220

RTX Corp.
5.480% due 10/04/2023		$450	450

Southern California Edison
5.550% due 10/13/2023 (b)		250	249

Targa Resources Corp.
6.150% due 10/11/2023		250	250

Thomson Reuters Corp.
5.520% due 10/25/2023		250	249

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	600	440
5.118% due 10/27/2023		300	220
5.124% due 11/01/2023		600	440

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		$650	650

			16,479

REPURCHASE AGREEMENTS (e) 41.1%
			84,372

SHORT-TERM NOTES 1.2%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		1,000	1,000

Fifth Third Auto Trust
5.618% due 08/15/2024		237	236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westlake Automobile Receivables Trust
5.781% due 08/15/2024	$1,268	$1,269

		2,505

Total Short-Term Instruments (Cost $103,406)		103,356

Total Investments in Securities (Cost $291,351)		279,933

	SHARES
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%

PIMCO Short Asset Portfolio	1,365,124	13,210

PIMCO Short-Term Floating NAV Portfolio III	154,264	1,500

Total Short-Term Instruments (Cost $14,722)		14,710

Total Investments in Affiliates (Cost $14,722)		14,710

Total Investments 143.7% (Cost $306,073)		$294,643

Financial Derivative Instruments (f)(h) 4.9% (Cost or Premiums, net $1,227)		10,077

Other Assets and Liabilities, net (48.6)%		(99,641)

Net Assets 100.0%		$205,079

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	10/02/2023	10/03/2023	$39,200	U.S. Treasury Notes 1.250% due 05/31/2028	$(40,028)	$39,200	$39,200
FICC	2.600	09/29/2023	10/02/2023	1,372	U.S. Treasury Notes 5.000% due 08/31/2025	(1,400)	1,372	1,372
SAL	5.360	09/29/2023	10/02/2023	43,800	U.S. Treasury Notes 0.250% due 10/31/2025	(44,684)	43,800	43,820

Total Repurchase Agreements						$(86,112)	$84,372	$84,392

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$39,200	$0	$0	$39,200	$(40,028)	$(828)
FICC	1,372	0	0	1,372	(1,400)	(28)
SAL	43,820	0	0	43,820	(44,684)	(864)

Total Borrowings and Other Financing Transactions	$84,392	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(39) at a weighted average interest rate of 5.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	142	$28,785	$(79)	$14	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	7	$(952)	$24	$12	$(11)
Euro-Buxl 30-Year Bond December Futures	12/2023	3	(388)	33	9	(9)
U.S. Treasury 5-Year Note December Futures	12/2023	49	(5,163)	27	0	(8)
U.S. Treasury 10-Year Note December Futures	12/2023	9	(973)	2	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	4	(475)	26	0	(1)

				$112	$21	$(31)

Total Futures Contracts				$33	$35	$(31)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2026	0.457%	$400	$5	$2	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$4,200	$50	$7	$57	$0	$(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	20,500	265	(13)	252	0	(4)

					$315	$(6)	$309	$0	$(5)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	790,000	$(6)	$40	$34	$26	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	28,600	(1,178)	125	(1,053)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		41,000	678	417	1,095	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		6,900	(73)	1	(72)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,000	(530)	(196)	(726)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		9,000	99	390	489	0	(11)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		11,900	(42)	(251)	(293)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,700	154	396	550	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,700	56	286	342	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	470	1,404	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	564	1,453	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		400	(2)	(15)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		500	(2)	(11)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	(1)	(3)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		200	(1)	(1)	(2)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		200	(1)	(1)	(2)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,700	(99)	(1)	(100)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	47	117	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,200	118	369	487	0	(9)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	45,100	0	(121)	(121)	34	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	9,800	(10)	(119)	(129)	0	(52)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	(1)	(2)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		3,800	(39)	(73)	(112)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,700	17	80	97	0	(5)
Receive	CPURNSA	2.487	Maturity	12/07/2051	$	1,300	21	70	91	0	(6)

							$1,047	$2,438	$3,485	$87	$(160)

Total Swap Agreements							$1,367	$2,434	$3,801	$87	$(165)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$35	$87	$122	$0	$ (31)	$ (165)	$ (196)

(g)

Securities with an aggregate market value of $741 and cash of $2,829 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	97		$63	$0	$0

BOA	10/2023	DKK	5,285		773	24	0
	10/2023		$760	DKK	5,370	1	0
	11/2023	DKK	5,361		$760	0	(1)
	11/2023		$167	MXN	2,856	0	(4)
	12/2023	HKD	1,489		$191	0	0
	12/2023	INR	1,929		23	0	0
	12/2023	KRW	316,906		239	4	0
	12/2023	TWD	2,149		68	1	0
	03/2024	CNH	85		12	0	0
	03/2024	IDR	818,839		53	0	0

BPS	10/2023	DKK	5,757		842	26	0
	10/2023	TRY	2,267		83	0	0
	10/2023		$85	THB	3,112	1	0
	12/2023	KRW	14,997		$11	0	0
	12/2023	MXN	13,442		754	0	(8)
	03/2024	CNH	459		64	0	0
	03/2024		$119	CNH	861	0	0

BRC	10/2023		2,362	JPY	350,000	0	(10)

BSH	10/2023		175	MXN	2,995	0	(4)
	11/2023		102	BRL	517	1	0
	01/2024	BRL	3,000		$602	12	0

CBK	10/2023		700		146	7	0
	10/2023	CAD	2,100		1,575	28	0
	10/2023	DKK	3,800		564	26	0
	10/2023	THB	619		17	0	0
	10/2023		$140	BRL	700	0	(1)
	10/2023		1,976	JPY	290,000	0	(27)
	11/2023		637	EUR	584	0	(19)
	12/2023	KRW	25,012		$19	1	0
	12/2023		$3	MXN	58	0	0

DUB	11/2023	EUR	1,211		$1,336	53	0
	12/2023	INR	18,773		225	0	0
	12/2023	KRW	5,708		4	0	0

FAR	10/2023	BRL	804		161	1	0
	10/2023		$165	BRL	804	0	(5)
	11/2023	BRL	808		$165	5	0

GLM	10/2023		1,158		238	7	0
	10/2023	MXN	2,059		117	0	(1)
	10/2023	MYR	6		1	0	0
	10/2023		$231	BRL	1,158	0	(1)
	10/2023		1,276	MXN	22,048	0	(12)
	11/2023	CAD	600		$445	3	0
	11/2023	TRY	1,210		43	1	0
	11/2023		$135	BRL	658	0	(4)
	12/2023		2,594	MXN	45,007	0	(43)
	01/2024	BRL	2,000		$395	1	0
	03/2024		$27	IDR	419,113	0	0

JPM	10/2023	MXN	56,764		$3,233	0	(17)
	10/2023		$802	DKK	5,671	2	0
	11/2023	DKK	5,662		$802	0	(2)
	11/2023	MXN	3,434		199	3	0
	11/2023		$812	JPY	120,000	0	(4)
	11/2023	ZAR	323		$17	0	0
	12/2023	INR	2,606		31	0	0
	12/2023	TWD	1,852		59	1	0
	03/2024		$33	IDR	511,849	0	0

MBC	10/2023	CAD	300		$222	1	0
	10/2023	GBP	782		970	16	0
	10/2023	JPY	640,000		4,631	330	0
	10/2023		$887	CAD	1,200	0	(4)
	11/2023	CAD	1,200		$887	4	0
	11/2023	JPY	610,000		4,303	194	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023		$3,356	JPY	490,000	$0	$(55)
	03/2024		40	IDR	623,425	0	0
	03/2024		78	TWD	2,465	0	(1)

MYI	10/2023	CAD	600		$444	2	0
	10/2023	DKK	600		88	3	0
	10/2023	MYR	20		4	0	0
	12/2023	TWD	941		30	1	0
	12/2023		$296	TWD	9,422	0	(2)
	03/2024	IDR	2,130,670		$138	1	0
	03/2024		$18	IDR	282,523	0	0

RBC	12/2023	TWD	5,806		$183	2	0

SCX	10/2023		$0	MYR	1	0	0
	12/2023	INR	2,775		$33	0	0
	12/2023	TWD	991		31	1	0
	03/2024		$4	IDR	55,479	0	0

SOG	10/2023		31	TRY	875	0	0
	12/2023		450	HKD	3,511	0	(1)
	12/2023		233	KRW	307,905	0	(5)

SSB	10/2023	THB	2,751		$77	1	0
	10/2023		$216	BRL	1,053	0	(7)
	03/2024		61	IDR	949,979	0	0

TOR	10/2023		950	GBP	782	4	0
	11/2023	GBP	782		$950	0	(4)
	12/2023	INR	1,669		20	0	0

UAG	10/2023	ZAR	1,076		56	0	0
	11/2023	CAD	1,800		1,336	11	0
	11/2023	EUR	855		943	38	0
	12/2023	HKD	2,936		376	0	0
	12/2023	KRW	5,973		5	0	0
	12/2023		$302	INR	25,259	1	0

Total Forward Foreign Currency Contracts						$819	$(242)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$1	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	200	(1)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	200	(1)	(2)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	200	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070%	10/05/2023	200	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	100	(1)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

Total Written Options							$(23)	$(31)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.705%	EUR	700	$162	$(93)	$69	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,065	$(279)	$236	$0	$(43)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	ERAEMLT Index	10,059	6.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	$40,239	$0	$(195)	$0	$(195)
	Receive	ERAEMLT Index	15,275	6.530% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/08/2024	55,980	0	3,395	3,395	0

MEI	Receive	ERAEMLT Index	10,624	6.290% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/22/2023	34,147	0	6,665	6,665	0
	Receive	ERAEMLT Index	12,424	6.130% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	49,699	0	(231)	0	(231)
	Receive	ERAEMLT Index	2,880	6.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	11,521	0	(55)	0	(55)

								$0	$9,579	$10,060	$(481)

Total Swap Agreements								$(117)	$9,722	$10,129	$(524)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$30	$0	$0	$30	$(5)	$0	$0	$(5)	$25	$0	$25
BPS	27	0	0	27	(8)	(4)	0	(12)	15	0	15
BRC	0	0	0	0	(10)	(3)	(43)	(56)	(56)	0	(56)
BSH	13	0	0	13	(4)	0	0	(4)	9	0	9
CBK	62	0	0	62	(47)	(2)	0	(49)	13	0	13
DUB	53	0	0	53	0	0	0	0	53	0	53
FAR	6	0	0	6	(5)	0	0	(5)	1	0	1
GLM	12	0	0	12	(61)	(12)	0	(73)	(61)	0	(61)
JPM	6	0	3,464	3,470	(23)	(7)	(195)	(225)	3,245	(2,130)	1,115
MBC	545	0	0	545	(60)	0	0	(60)	485	(260)	225
MEI	0	0	6,665	6,665	0	0	(286)	(286)	6,379	(4,630)	1,749
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO RAE PLUS EMG Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
MYI	$7	$0	$0	$7	$(2)	$0	$0	$(2)	$5	$13	$18
RBC	2	0	0	2	0	0	0	0	2	(120)	(118)
SCX	1	0	0	1	0	0	0	0	1	0	1
SOG	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
SSB	1	0	0	1	(7)	0	0	(7)	(6)	0	(6)
TOR	4	0	0	4	(4)	0	0	(4)	0	0	0
UAG	50	0	0	50	0	0	0	0	50	0	50

Total Over the Counter	$819	$0	$10,129	$10,948	$(242)	$(31)	$(524)	$(797)

(i)

Securities with an aggregate market value of $13 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$35	$35
Swap Agreements	0	0	0	0	87	87

	$0	$0	$0	$0	$122	$122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$819	$0	$819
Swap Agreements	0	69	10,060	0	0	10,129

	$0	$69	$10,060	$819	$0	$10,948

	$0	$69	$10,060	$819	$122	$11,070

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31	$31
Swap Agreements	0	5	0	0	160	165

	$0	$5	$0	$0	$191	$196

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$242	$0	$242
Written Options	0	0	0	0	31	31
Swap Agreements	0	43	481	0	0	524

	$0	$43	$481	$242	$31	$797

	$0	$48	$481	$242	$222	$993

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$367	$0	$(478)	$(111)
Written Options	0	0	0	0	2	2
Swap Agreements	0	387	0	0	(797)	(410)

	$0	$387	$367	$0	$(1,273)	$(519)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$461	$0	$461
Written Options	0	0	0	0	35	35
Swap Agreements	0	32	6,449	0	0	6,481

	$0	$32	$6,449	$461	$35	$6,977

	$0	$419	$6,816	$461	$(1,238)	$6,458

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(66)	$0	$135	$69
Swap Agreements	0	(155)	0	0	2,446	2,291

	$0	$(155)	$(66)	$0	$2,581	$2,360

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$441	$0	$441
Written Options	0	0	0	0	(7)	(7)
Swap Agreements	0	(58)	5,611	0	0	5,553

	$0	$(58)	$5,611	$441	$(7)	$5,987

	$0	$(213)	$5,545	$441	$2,574	$8,347

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$13,190	$0	$13,190
Industrials	0	1,289	0	1,289
Utilities	0	300	0	300
Municipal Bonds & Notes
Nebraska	0	75	0	75
U.S. Government Agencies	0	55,683	0	55,683
U.S. Treasury Obligations	0	8,250	0	8,250
Non-Agency Mortgage-Backed Securities	0	29,615	316	29,931
Asset-Backed Securities	0	66,068	0	66,068
Sovereign Issues	0	1,791	0	1,791
Short-Term Instruments
Commercial Paper	0	16,479	0	16,479
Repurchase Agreements	0	84,372	0	84,372
Short-Term Notes	0	2,505	0	2,505

	$0	$279,617	$316	$279,933

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,710	$0	$0	$14,710

Total Investments	$14,710	$279,617	$316	$294,643

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$21	$101	$0	$122
Over the counter	0	10,948	0	10,948

	$21	$11,049	$0	$11,070

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(176)	0	(196)
Over the counter	0	(754)	(43)	(797)

	$(20)	$(930)	$(43)	$(993)

Total Financial Derivative Instruments	$1	$10,119	$(43)	$10,077

Totals	$14,711	$289,736	$273	$304,720

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO RAE PLUS International Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.6%

CORPORATE BONDS & NOTES 7.1%

BANKING & FINANCE 6.5%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$194

American Honda Finance Corp.
5.000% due 05/23/2025		400	396

Bank of America Corp.
1.734% due 07/22/2027 •		200	177
5.933% due 09/15/2027 •		600	596

Bank of America NA
5.650% due 08/18/2025		500	499
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		300	301

Barclays PLC
6.224% due 05/09/2034 •		400	379

Credit Suisse AG
7.950% due 01/09/2025		400	407

Equinix, Inc.
1.550% due 03/15/2028		100	83

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	500

Goldman Sachs Group, Inc.
3.500% due 11/16/2026		200	186
5.798% due 08/10/2026 •		500	496
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	407

GSPA Monetization Trust
6.422% due 10/09/2029		37	35

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	198

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	89
1.578% due 04/22/2027 •		200	179
3.960% due 01/29/2027 •		200	191

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		200	192

Morgan Stanley
5.050% due 01/28/2027 •		600	588

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	9,474	989
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		1,100	156
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		1,800	255
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		400	57

Societe Generale SA
6.447% due 01/12/2027 •		$500	500

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		400	400

UBS Group AG
4.751% due 05/12/2028 •		500	473

VICI Properties LP
4.750% due 02/15/2028		100	94

Wells Fargo & Co.
3.196% due 06/17/2027 •		200	186

Wells Fargo Bank NA
5.550% due 08/01/2025		600	598
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		300	301

			10,402

INDUSTRIALS 0.5%

DAE Funding LLC
1.625% due 02/15/2024		300	294

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		$150	$149

Hyundai Capital America
6.491% due 08/04/2025 •		400	400

			843

UTILITIES 0.1%

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		200	200

Total Corporate Bonds & Notes (Cost $11,906)			11,445

U.S. GOVERNMENT AGENCIES 23.9%

Fannie Mae
0.000% due 08/25/2039 (b)(e)		297	241
0.000% due 11/25/2040 •		3	2
0.621% due 03/25/2037 •(a)		138	8
0.671% due 04/25/2037 •(a)		465	28
0.721% due 11/25/2039 •(a)		76	4
0.951% due 03/25/2037 •(a)		186	11
0.971% due 05/25/2037 •(a)		442	25
1.361% due 04/25/2037 •(a)		855	75
1.771% due 02/25/2037 •(a)		80	7
2.221% due 07/25/2033 •(a)		44	4
2.349% due 01/25/2031 ~(a)		457	37
5.759% due 04/25/2037 •		4	4
5.779% due 07/25/2037 •		6	6
5.949% due 10/25/2040 •		18	17

Freddie Mac
0.000% due 02/15/2041 - 09/15/2041 •		471	344
0.004% due 02/15/2040 •		113	90
1.142% due 09/15/2036 •(a)		166	11
5.000% due 04/15/2041		225	219
5.500% due 03/15/2034		115	113
5.728% due 05/15/2037 •		6	6

Ginnie Mae
5.794% due 08/20/2047 •		115	108

U.S. Small Business Administration
5.490% due 03/01/2028		8	8
6.020% due 08/01/2028		63	61

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053		3,300	3,031
5.000% due 10/01/2053		5,000	4,718
5.500% due 11/01/2053		7,400	7,150
6.000% due 11/01/2053		8,400	8,286
6.500% due 10/01/2053 - 11/01/2053		13,700	13,761

Total U.S. Government Agencies (Cost $39,468)			38,375

U.S. TREASURY OBLIGATIONS 5.6%

U.S. Treasury Bonds
4.125% due 08/15/2053		1,200	1,090

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		3,476	3,395
0.125% due 10/15/2024		2,026	1,964
0.125% due 04/15/2025		355	339
0.250% due 01/15/2025		903	869

U.S. Treasury Notes
3.875% due 05/15/2043		1,600	1,391

Total U.S. Treasury Obligations (Cost $9,320)			9,048

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.2%

Adjustable Rate Mortgage Trust
4.815% due 01/25/2036 ^~		834	650

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		205	172

Avon Finance
6.089% due 12/28/2049 •	GBP	600	728

Banc of America Funding Trust
3.806% due 09/20/2046 ^~		$817	699
4.019% due 06/20/2037 ^«~		33	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2036 ^	$26	$23

Banc of America Mortgage Trust
4.148% due 01/25/2035 ~	10	9
4.170% due 02/25/2034 «~	12	12
5.009% due 06/25/2034 «~	15	14
5.354% due 05/25/2033 «~	11	9

Bear Stearns Adjustable Rate Mortgage Trust
4.640% due 02/25/2036 ^~	156	140
6.800% due 02/25/2036 •	6	6

Chase Mortgage Finance Trust
4.046% due 01/25/2036 ^~	17	15
4.376% due 09/25/2036 ^~	212	178

ChaseFlex Trust
5.734% due 07/25/2037 •	1,513	1,244

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 05/25/2036 •	272	243

Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~	23	20
6.170% due 09/25/2062 þ	735	729
7.110% due 10/25/2035 ^•	32	31
7.780% due 10/25/2035 •	28	26

CitiMortgage Alternative Loan Trust
6.000% due 04/25/2037 •	268	225
6.000% due 06/25/2037 ^	179	153

Countrywide Alternative Loan Trust
5.500% due 06/25/2025	359	285
5.500% due 11/25/2035 ^	128	74
5.649% due 09/20/2046 •	46	41
5.750% due 03/25/2037 «	278	146
5.954% due 12/25/2035 •	18	16
6.000% due 12/25/2035 ^	455	329
6.000% due 05/25/2036 ^	74	37
6.000% due 08/25/2036 ^«•	142	82
6.026% due 08/25/2035 •	59	54
6.034% due 08/25/2035 •	696	637
6.039% due 11/20/2035 •	102	93
6.106% due 01/25/2036 •	222	203
6.250% due 08/25/2036	1,003	571
7.000% due 10/25/2037	157	58

Countrywide Home Loan Mortgage Pass-Through Trust
5.578% due 10/20/2034 ~	20	20
5.750% due 05/25/2037 ^	13	7
6.000% due 01/25/2037 ^	343	169
6.000% due 02/25/2037 ^	364	179
6.034% due 05/25/2035 •	132	104
6.094% due 02/25/2035 •	10	8

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •	78	71

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^«	26	21

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	900	811
4.481% due 06/25/2050 ~	952	784

DBGS Mortgage Trust
6.410% due 06/15/2033 •	500	450

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.814% due 02/25/2037 ^•	889	754
5.934% due 02/25/2035 «•	53	49

First Horizon Alternative Mortgage Securities Trust
5.454% due 06/25/2036 ^~	516	401
5.532% due 12/25/2035 ~	72	56

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	1,000	1,000

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~	42	37
4.481% due 11/25/2035 ~	9	9
4.744% due 07/25/2035 ~	7	7
5.482% due 09/25/2035 «~	54	47
5.500% due 01/25/2037 «	27	34
6.970% due 04/25/2032 «•	19	16

HarborView Mortgage Loan Trust
6.626% due 10/19/2035 •	999	540

Hilton Orlando Trust
6.679% due 12/15/2034 •	700	692

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
6.074% due 03/25/2035 •	$168	$148

Impac Secured Assets Trust
4.810% due 07/25/2035 «~	69	60

IndyMac INDX Mortgage Loan Trust
3.855% due 05/25/2035 ~	632	464
5.814% due 09/25/2046 •	192	162
5.834% due 11/25/2046 •	1,008	904
5.914% due 07/25/2035 •	301	275

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	700	594

JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~	119	107
4.528% due 07/25/2035 ~	7	6
4.909% due 07/25/2035 «~	10	10
5.134% due 07/25/2035 «~	158	145
5.750% due 01/25/2036 ^	21	9

Lehman Mortgage Trust
6.000% due 11/25/2036 •	257	125

Lehman XS Trust
5.884% due 08/25/2046 •	503	475

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~	19	17

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^	169	97

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.307% due 08/15/2032 •	48	44

Merrill Lynch Alternative Note Asset Trust
5.654% due 03/25/2037 •	442	112
5.834% due 03/25/2037 •	3,330	877
6.000% due 03/25/2037 «	79	29

Merrill Lynch Mortgage Investors Trust
4.198% due 04/25/2035 «~	14	12
4.530% due 02/25/2036 ~	2	2
4.648% due 05/25/2036 ~	108	97
7.404% due 02/25/2033 «•	30	28

Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	124	54
6.466% due 06/25/2036 ~	6	6

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~	114	54

New York Mortgage Trust
5.250% due 07/25/2062 þ	454	439

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ	40	21

NovaStar Mortgage Funding Trust
0.476% due 09/25/2046 •	970	338

Prime Mortgage Trust
6.000% due 06/25/2036 ^«	5	5

Residential Accredit Loans, Inc. Trust
5.934% due 08/25/2037 •	31	28
6.000% due 01/25/2037 ^	50	37
6.000% due 03/25/2037 «	127	99

Residential Funding Mortgage Securities, Inc. Trust
4.572% due 04/25/2037 ~	231	191

Sequoia Mortgage Trust
3.482% due 09/20/2046 ^~	134	92
5.911% due 05/20/2034 «•	10	10

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	900	820

Structured Adjustable Rate Mortgage Loan Trust
4.143% due 01/25/2035 ~	61	60
5.564% due 08/25/2035 «~	46	27

Structured Asset Mortgage Investments Trust
5.854% due 04/25/2036 •	55	48

SunTrust Adjustable Rate Mortgage Loan Trust
5.342% due 01/25/2037 ^~	145	105

Thornburg Mortgage Securities Trust
2.891% due 03/25/2044 ~	65	63
3.805% due 12/25/2044 «~	118	106
7.431% due 06/25/2047 ^•	320	300
7.431% due 06/25/2047 «•	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.826% due 06/25/2037 ^~	$184	$161
4.001% due 06/25/2037 ^~	61	54
4.069% due 12/25/2035 ~	252	225
4.189% due 01/25/2035 ~	66	60
4.269% due 12/25/2046 •	40	35
4.641% due 10/25/2035 ~	28	25
5.148% due 08/25/2035 «~	51	48
5.346% due 06/25/2033 «~	63	57
5.626% due 02/25/2046 •	79	69
5.704% due 12/25/2045 •	22	20

Washington Mutual Mortgage Pass-Through Certificates Trust
3.921% due 09/25/2036 •	722	202
5.376% due 02/25/2047 ^•	1,039	898
5.566% due 04/25/2046 •	89	73
5.934% due 02/25/2036 •	730	596

Wells Fargo Mortgage-Backed Securities Trust
6.134% due 09/25/2036 ^~	6	5

Total Non-Agency Mortgage-Backed Securities (Cost $26,590)		24,479

ASSET-BACKED SECURITIES 32.4%

Aames Mortgage Investment Trust
6.424% due 07/25/2035 •	477	473

American Express Credit Account Master Trust
4.870% due 05/15/2028	400	395

AmeriCredit Automobile Receivables Trust
6.043% due 10/19/2026 •	541	541
6.190% due 04/19/2027	800	800

AREIT Trust
6.563% due 01/20/2037 •	536	529

Asset-Backed Securities Corp. Home Equity Loan Trust
6.244% due 06/25/2034 •	1,235	1,181

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	300	293
5.900% due 08/21/2028	300	301

BA Credit Card Trust
4.790% due 05/15/2028	400	395

Bank of America Auto Trust
5.830% due 05/15/2026	600	600

Bear Stearns Asset-Backed Securities Trust
6.484% due 08/25/2037 •	832	711

BHG Securitization Trust
5.320% due 10/17/2035	330	328
5.930% due 10/17/2035	900	878

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •	467	467

Capital One Prime Auto Receivables Trust
5.963% due 09/15/2025 •	311	312

Carmax Auto Owner Trust
6.213% due 12/15/2025 •	380	381

CarNow Auto Receivables Trust
6.620% due 12/16/2024	93	93

Carvana Auto Receivables Trust
4.600% due 07/15/2026	500	495
5.420% due 04/10/2028	400	396
5.980% due 08/10/2026	392	391
6.410% due 09/10/2027	400	400

CBAM Ltd.
6.590% due 04/17/2031 •	695	692
6.708% due 10/20/2029 •	328	328

Chase Funding Trust
6.074% due 08/25/2032 •	37	35

CIFC Funding Ltd.
6.672% due 07/18/2031 •	500	500

Citigroup Mortgage Loan Trust
5.624% due 05/25/2037 •	1,097	718
6.034% due 10/25/2036 •	335	198
7.250% due 05/25/2036 þ	142	72

Citizens Auto Receivables Trust
5.739% due 09/16/2024	700	700
6.130% due 07/15/2026	400	400
6.263% due 07/15/2026 •	400	401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CLNC Ltd.
6.692% due 08/20/2035 •		$15	$15

Countrywide Asset-Backed Certificates Trust
5.654% due 09/25/2037 ^•		418	417
5.834% due 02/25/2037 •		343	316
6.174% due 08/25/2047 •		424	402

CPS Auto Receivables Trust
6.130% due 09/15/2026		532	533

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		2,830	533

DLLAA LLC
5.930% due 07/20/2026		500	500

Dryden CLO Ltd.
6.620% due 07/15/2031 •		500	499

DT Auto Owner Trust
6.290% due 08/16/2027		713	714

EMC Mortgage Loan Trust
6.734% due 02/25/2041 «•		14	14

Encore Credit Receivables Trust
6.169% due 09/25/2035 •		43	42

Enterprise Fleet Financing LLC
3.030% due 01/20/2028		430	420
5.330% due 03/20/2024		108	108

Fidelity Grand Harbour CLO DAC
6.250% due 10/15/2036	EUR	1,000	1,056

Fifth Third Auto Trust
5.800% due 11/16/2026		$500	500

First Franklin Mortgage Loan Trust
5.594% due 11/25/2036 •		175	171
5.744% due 09/25/2036 •		166	152
6.154% due 11/25/2035 •		747	681

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		500	499

Fremont Home Loan Trust
5.574% due 11/25/2036 •		470	273
5.584% due 10/25/2036 •		1,552	626
6.169% due 01/25/2035 •		198	191

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		201	199
5.700% due 01/15/2027		600	598
6.040% due 03/15/2027		500	500

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	298
6.270% due 08/16/2027		500	499

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		900	898

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •		334	331

GSAA Home Equity Trust
4.855% due 03/25/2036 ~		567	129
5.534% due 05/25/2037 •		631	199
5.574% due 03/25/2036 •		294	101
6.074% due 04/25/2047 •		582	278
6.795% due 06/25/2036 þ		521	134

GSAMP Trust
5.534% due 12/25/2046 •		213	105
5.564% due 12/25/2046 •		1,168	619
5.664% due 01/25/2037 •		605	483

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		300	298

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		500	500

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		231	227

LCCM Trust
6.647% due 12/13/2038 •		897	878

LendingClub Receivables Trust
3.750% due 01/15/2027		13	13

LL ABS Trust
3.760% due 11/15/2029		211	210
6.630% due 05/15/2030		209	209

LoanCore Issuer Ltd.
6.747% due 11/15/2038 •		900	873

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
6.437% due 04/22/2027 •	$270	$270
6.507% due 07/23/2029 •	1,021	1,019

Marlette Funding Trust
5.180% due 11/15/2032	221	220
5.950% due 11/15/2032	200	198
6.070% due 04/15/2033	607	606

Master Credit Card Trust
6.163% due 01/21/2027 •	500	500

MF1 LLC
7.477% due 06/19/2037 •	1,000	997

MF1 Ltd.
6.525% due 10/16/2036 •	400	393

Morgan Stanley ABS Capital, Inc. Trust
5.544% due 03/25/2037 •	1,933	828
6.349% due 03/25/2035 •	90	89

Morgan Stanley Dean Witter Capital, Inc. Trust
6.414% due 02/25/2033 «•	146	141

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 ^þ	370	87

Octane Receivables Trust
5.870% due 05/21/2029	585	583

Option One Mortgage Loan Trust
6.214% due 02/25/2035 •	600	565

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029	169	165
4.970% due 01/15/2030	82	81
6.060% due 03/15/2030	686	683
7.179% due 04/15/2031	500	501

PRET LLC
6.559% due 08/25/2052 þ	581	574

Ready Capital Mortgage Financing LLC
7.872% due 10/25/2039 •	699	704

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •	347	146

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	328	309
5.380% due 11/25/2030	336	330
7.130% due 01/26/2032	500	502

Residential Asset Securities Corp. Trust
5.724% due 06/25/2033 •	97	87

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026	1,063	1,062
6.080% due 08/17/2026	800	800
6.180% due 02/16/2027	1,100	1,101

Saranac CLO Ltd.
6.871% due 11/20/2029 •	184	183

Securitized Asset-Backed Receivables LLC Trust
5.914% due 07/25/2036 •	766	306
6.394% due 01/25/2036 ^•	454	397

Soundview Home Loan Trust
6.734% due 10/25/2037 •	687	499

Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •	523	490
5.734% due 06/25/2037 •	131	76

Structured Asset Investment Loan Trust
8.584% due 08/25/2033 •	420	370

Theorem Funding Trust
1.850% due 02/15/2028	53	53
6.060% due 12/15/2028	333	330

Toyota Auto Receivables Owner Trust
5.604% due 08/15/2024	598	598

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •	900	880

Upstart Securitization Trust
5.500% due 06/20/2032	440	428

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	52	51

USAA Auto Owner Trust
5.830% due 07/15/2026	300	300

Vibrant CLO Ltd.
6.628% due 09/15/2030 •	356	356
6.708% due 07/20/2032 •	500	497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		$500	$499
5.983% due 10/15/2026 •		500	500

Total Asset-Backed Securities (Cost $53,652)			51,999

SOVEREIGN ISSUES 0.7%

Argentina Government International Bond
0.750% due 07/09/2030 þ		547	136
3.625% due 07/09/2035 þ		358	85

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	4,000	774

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	1,811	87

Total Sovereign Issues (Cost $1,316)			1,082

SHORT-TERM INSTRUMENTS 49.7%

COMMERCIAL PAPER 8.6%

Amcor Flexibles North America, Inc.
5.550% due 10/04/2023		$250	250

American Electric Power Co., Inc.
5.510% due 10/04/2023		250	250

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	1,200	879

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		700	513

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		$250	249
5.520% due 10/30/2023		250	249

Crown Castle, Inc.
6.000% due 11/02/2023		250	249
6.020% due 10/17/2023		250	249
6.050% due 10/03/2023		300	300

Diageo Capital PLC
5.500% due 10/23/2023		250	249
5.550% due 11/07/2023		250	249

Discovery Communications LLC
5.970% due 10/16/2023 (c)		250	249

Dominion Resources, Inc.
5.540% due 10/24/2023		250	249

Electricite de France SA
5.510% due 10/23/2023		250	249
5.510% due 10/27/2023		250	249

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		250	250

Entergy Corp.
5.520% due 10/06/2023		250	250
5.550% due 10/05/2023		250	250

Fidelity National Information services, Inc.
5.550% due 10/17/2023		250	249

Global Payments, Inc.
6.030% due 10/19/2023		550	548
6.030% due 10/25/2023		250	249

Haleon UK Capital PLC
5.550% due 10/27/2023 (c)		500	498
5.550% due 11/03/2023 (c)		250	249

Humana, Inc.
5.530% due 10/02/2023		250	250
5.550% due 10/19/2023		250	249
5.580% due 10/17/2023		250	249

L3Harris Technologies, Inc.
5.650% due 10/02/2023		500	500

LSEGA Financing PLC
5.520% due 10/20/2023		250	249

Marathon Oil Corp.
6.000% due 10/06/2023		250	250

Microchip Technology, Inc.
5.600% due 11/07/2023		250	248

Oracle Corp.
5.510% due 10/23/2023		250	249
5.510% due 10/27/2023		500	498

Penske Truck Leasing Co. LP
5.520% due 10/17/2023		250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
5.203% due 10/03/2023	CAD	1,000	$736
5.279% due 11/01/2023		200	147

Sempra Energy
5.530% due 10/17/2023		$250	249

Southern California Edison
5.550% due 10/02/2023		250	250

Targa Resources Corp.
6.150% due 10/23/2023		250	249
6.150% due 10/27/2023		250	249

Thomson Reuters Corp.
5.520% due 10/25/2023		250	249

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	400	293
5.118% due 10/27/2023		300	220
5.124% due 11/01/2023		500	366

VW Credit, Inc.
5.560% due 10/10/2023		$250	250

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		350	350

			13,824

REPURCHASE AGREEMENTS (g) 38.0%
			61,067

SHORT-TERM NOTES 1.1%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		800	800

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		1,015	1,015

			1,815

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	7,827	11

U.S. TREASURY BILLS 2.0%
5.416% due 11/09/2023 - 12/28/2023 (c)(d)(e)(j)		$3,258	3,238

Total Short-Term Instruments (Cost $79,999)			79,955

Total Investments in Securities (Cost $222,251)			216,383

		SHARES
INVESTMENTS IN AFFILIATES 6.5%

SHORT-TERM INSTRUMENTS 6.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%

PIMCO Short Asset Portfolio		1,055,674	10,216

PIMCO Short-Term Floating NAV Portfolio III		16,907	164

Total Short-Term Instruments (Cost $10,360)			10,380

Total Investments in Affiliates (Cost $10,360)			10,380

Total Investments 141.1% (Cost $232,611)			$226,763

Financial Derivative Instruments (h)(i) (1.6)% (Cost or Premiums, net $2,515)			(2,619)

Other Assets and Liabilities, net (39.5)%			(63,412)

Net Assets 100.0%			$160,732

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	5.370%	10/02/2023	10/03/2023	$28,400	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(29,121)	$28,400	$28,400
FICC	2.600	09/29/2023	10/02/2023	1,067	U.S. Treasury Notes 5.000% due 08/31/2025	(1,088)	1,067	1,067
	5.310	09/29/2023	10/02/2023	31,600	U.S. Treasury Notes 4.125% due 11/15/2032	(32,232)	31,600	31,614

Total Repurchase Agreements						$(62,441)	$61,067	$61,081

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$28,400	$0	$0	$28,400	$(29,121)	$(721)
FICC	32,681	0	0	32,681	(33,320)	(639)

Total Borrowings and Other Financing Transactions	$61,081	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(176) at a weighted average interest rate of 5.233%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	112	$22,704	$(55)	$12	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	6	712	(53)	2	0

				$(108)	$14	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	5	$(680)	$17	$8	$(8)
Euro-Buxl 30-Year Bond December Futures	12/2023	2	(259)	23	6	(6)
U.S. Treasury 5-Year Note December Futures	12/2023	29	(3,055)	33	0	(4)
U.S. Treasury 10-Year Note December Futures	12/2023	18	(1,945)	11	0	(4)

				$84	$14	$(22)

Total Futures Contracts				$(24)	$28	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.853%	$600	$11	$(9)	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	100	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	700	8	4	12	0	0

						$18	$(4)	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$400	$7	$(1)	$6	$0	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	100	1	0	1	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	3,300	47	(2)	45	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	17,400	225	(12)	213	0	(3)

					$280	$(15)	$265	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	630,000	$(5)	$32	$27	$21	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	11,800	(469)	35	(434)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		17,200	322	137	459	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		5,500	(58)	1	(57)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		4,200	(318)	(118)	(436)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		4,400	66	173	239	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,500	(5)	(32)	(37)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	211	304	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		6,200	45	231	276	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	967	2,520	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	328	844	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		300	(1)	(2)	(3)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		100	0	(1)	(1)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		200	(1)	(1)	(2)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,300	(76)	0	(76)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	544	1,289	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,100	112	353	465	0	(9)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	36,300	0	(97)	(97)	28	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	7,900	(8)	(96)	(104)	0	(42)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		200	(1)	0	(1)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,900	(30)	(55)	(85)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,300	13	61	74	0	(4)
Receive	CPURNSA	2.487	Maturity	12/07/2051	$	1,000	43	27	70	0	(4)

							$2,531	$2,652	$5,183	$57	$(136)

Total Swap Agreements							$2,829	$2,633	$5,462	$57	$(140)

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$28	$57	$85	$0	$(22)	$(140)	$(162)

Cash of $3,495 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	89		$57	$0	$0

BOA	10/2023	DKK	3,646		534	17	0
	10/2023		$27	CHF	25	0	0
	10/2023		525	DKK	3,705	1	0
	11/2023	CHF	25		$27	0	0
	11/2023	DKK	3,699		525	0	(1)
	12/2023	HKD	715		91	0	0
	03/2024	CNH	200		28	0	0

BPS	10/2023	DKK	3,972		581	18	0
	10/2023	EUR	1,487		1,615	43	0
	10/2023	GBP	24		30	1	0
	10/2023		$1,140	EUR	1,076	0	(3)
	11/2023	CAD	80		$60	1	0
	11/2023	EUR	1,076		1,142	3	0

BRC	10/2023		$1,155	JPY	171,200	0	(5)

BSH	01/2024	BRL	2,000		$401	8	0

CBK	10/2023	CAD	1,700		1,275	23	0
	10/2023	DKK	2,900		431	19	0
	10/2023	EUR	190		205	5	0
	10/2023		$2,385	JPY	350,000	0	(33)
	11/2023		87	DKK	610	0	0
	12/2023		7	MXN	118	0	0

GLM	10/2023	MXN	996		$57	0	0
	10/2023		$22	MXN	386	0	0
	11/2023	CAD	500		$370	2	0
	12/2023		$5,269	MXN	91,414	0	(87)
	01/2024	BRL	2,000		$395	1	0

JPM	10/2023	MXN	90,743		5,168	0	(28)
	10/2023		$553	DKK	3,912	1	0
	11/2023	DKK	3,906		$553	0	(2)
	11/2023		$1,962	JPY	290,000	0	(8)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2023	CAD	300		$222	$1	$0
	10/2023	DKK	400		59	2	0
	10/2023	EUR	166		178	2	0
	10/2023	GBP	544		675	11	0
	10/2023	JPY	500,111		3,614	254	0
	10/2023		$739	CAD	1,000	0	(3)
	10/2023		588	EUR	543	0	(14)
	11/2023	CAD	1,000		$740	3	0
	11/2023	JPY	470,000		3,315	149	0
	11/2023		$1,233	JPY	180,000	0	(20)

MYI	10/2023	CAD	400		$296	2	0
	10/2023	GBP	58		72	1	0
	10/2023		$238	EUR	224	0	(1)

RBC	10/2023	GBP	47		$59	2	0

SCX	10/2023	JPY	24,300		167	4	0

TOR	10/2023		5,427		37	1	0
	10/2023		$817	GBP	673	4	0
	11/2023	GBP	673		$818	0	(4)

UAG	10/2023	AUD	33		21	0	0
	10/2023	CHF	25		28	1	0
	11/2023	CAD	1,400		1,039	8	0

Total Forward Foreign Currency Contracts						$588	$(209)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$ 0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	100	0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	100	0	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	200	(1)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	200	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	(1)	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	100	(1)	0

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880%	10/12/2023	100	$(1)	$(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

Total Written Options							$(18)	$(24)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,141	$(296)	$250	$0	$(46)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	ERADXULT Index	12,034	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	$	27,290	$0	$(121)	$0	$(121)

MBC	Receive	ERADXULT Index	50,025	5.980% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024		115,085	0	(2,637)	0	(2,637)

MEI	Receive	ERADXULT Index	1,524	5.980% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024		3,456	0	(16)	0	(16)

MYI	Receive	ERADXULT Index	7,517	5.895% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024		17,047	0	(77)	0	(77)

									$0	$(2,851)	$0	$(2,851)

Total Swap Agreements									$(296)	$(2,601)	$0	$(2,897)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$18	$0	$0	$18	$(1)	$0	$(46)	$(47)	$(29)	$0	$(29)
BPS	66	0	0	66	(3)	(3)	0	(6)	60	(23)	37
BRC	0	0	0	0	(5)	(2)	0	(7)	(7)	0	(7)
BSH	8	0	0	8	0	0	0	0	8	0	8
CBK	47	0	0	47	(33)	(2)	(121)	(156)	(109)	431	322
FAR	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
GLM	3	0	0	3	(87)	(6)	0	(93)	(90)	0	(90)
JPM	1	0	0	1	(38)	(6)	0	(44)	(43)	0	(43)
MBC	422	0	0	422	(37)	0	(2,637)	(2,674)	(2,252)	2,092	(160)
MEI	0	0	0	0	0	0	(16)	(16)	(16)	0	(16)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	3	0	0	3	(1)	0	(77)	(78)	(75)	272	197
RBC	2	0	0	2	0	0	0	0	2	0	2
SCX	4	0	0	4	0	0	0	0	4	0	4
TOR	5	0	0	5	(4)	0	0	(4)	1	0	1
UAG	9	0	0	9	0	0	0	0	9	0	9

Total Over the Counter	$588	$0	$0	$588	$(209)	$(24)	$(2,897)	$(3,130)

(j)

Securities with an aggregate market value of $2,795 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO RAE PLUS International Fund	(Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28
Swap Agreements	0	0	0	0	57	57

	$0	$0	$0	$0	$85	$85

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$588	$0	$588

	$0	$0	$0	$588	$85	$673

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22	$22
Swap Agreements	0	4	0	0	136	140

	$0	$4	$0	$0	$158	$162

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$209	$0	$209
Written Options	0	0	0	0	24	24
Swap Agreements	0	46	2,851	0	0	2,897

	$0	$46	$2,851	$209	$24	$3,130

	$0	$50	$2,851	$209	$182	$3,292

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(380)	$(380)
Written Options	0	0	0	0	1	1
Swap Agreements	0	287	0	0	(324)	(37)

	$0	$287	$0	$0	$(703)	$(416)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$397	$0	$397
Written Options	0	0	0	0	28	28
Swap Agreements	0	13	18,248	0	0	18,261

	$0	$13	$18,248	$397	$28	$18,686

	$0	$300	$18,248	$397	$(675)	$18,270

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	(97)	0	0	2,509	2,412

	$0	$(97)	$0	$0	$2,512	$2,415

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$470	$0	$470
Written Options	0	0	0	0	(6)	(6)
Swap Agreements	0	(47)	(16,388)	0	0	(16,435)

	$0	$(47)	$(16,388)	$470	$(6)	$(15,971)

	$0	$(144)	$(16,388)	$470	$2,506	$(13,556)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,402	$0	$10,402
Industrials	0	843	0	843
Utilities	0	200	0	200
U.S. Government Agencies	0	38,375	0	38,375
U.S. Treasury Obligations	0	9,048	0	9,048
Non-Agency Mortgage-Backed Securities	0	23,382	1,097	24,479
Asset-Backed Securities	0	51,844	155	51,999
Sovereign Issues	0	1,082	0	1,082
Short-Term Instruments
Commercial Paper	0	13,824	0	13,824
Repurchase Agreements	0	61,067	0	61,067
Short-Term Notes	0	1,815	0	1,815
Argentina Treasury Bills	0	11	0	11
U.S. Treasury Bills	0	3,238	0	3,238

	$0	$215,131	$1,252	$216,383

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,380	$0	$0	$10,380

Total Investments	$10,380	$215,131	$1,252	$226,763

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	71	0	85
Over the counter	0	588	0	588

	$14	$659	$0	$673

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(148)	0	(162)
Over the counter	0	(3,084)	(46)	(3,130)

	$(14)	$(3,232)	$(46)	$(3,292)

Total Financial Derivative Instruments	$0	$(2,573)	$(46)	$(2,619)

Totals	$10,380	$212,558	$1,206	$224,144

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO RAE PLUS Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.1%

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 5.8%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$194

Bank of America Corp.
5.080% due 01/20/2027 •		1,200	1,173

Bank of America NA
5.650% due 08/18/2025		100	100
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		100	100

Barclays PLC
6.224% due 05/09/2034 •		400	379

Credit Suisse AG
7.950% due 01/09/2025		650	662

Credit Suisse AG AT1 Claim ^		200	21

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	267
3.272% due 09/29/2025 •		200	194
5.798% due 08/10/2026 •		500	496
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	198

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		200	179

Morgan Stanley
5.050% due 01/28/2027 •		600	588

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	10,089	1,053
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		900	128
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		1,600	227
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		400	57

Societe Generale SA
6.447% due 01/12/2027 •		$500	500

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		400	400

Wells Fargo & Co.
3.196% due 06/17/2027 •		200	186

Wells Fargo Bank NA
5.550% due 08/01/2025		500	498
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		200	200

			8,100

INDUSTRIALS 0.8%

CVS Pass-Through Trust
6.943% due 01/10/2030		132	133

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		150	149

Hyundai Capital America
6.491% due 08/04/2025 •		400	400

Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		200	199
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~		200	200

			1,081

Total Corporate Bonds & Notes (Cost $9,618)			9,181

U.S. GOVERNMENT AGENCIES 25.9%

Fannie Mae
0.421% due 03/25/2041 •(a)		626	34
1.271% due 03/25/2036 •(a)		219	13
2.349% due 01/25/2031 ~(a)		468	39
4.842% due 12/25/2036 •		12	12

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.779% due 07/25/2037 - 09/25/2042 •		$12	$12
5.809% due 07/25/2037 •		14	13
5.829% due 09/25/2035 •		27	26
5.839% due 09/25/2035 •		60	59
6.149% due 06/25/2037 •		115	114

Freddie Mac
1.042% due 07/15/2036 •(a)		345	23
1.272% due 04/15/2036 •(a)		47	2
5.000% due 04/15/2041		304	294
5.500% due 03/15/2034		84	82
5.808% due 03/15/2037 •		118	115
6.128% due 08/15/2037 •		167	165
6.138% due 10/15/2037 •		28	27
6.148% due 05/15/2037 - 09/15/2037 •		194	193

Ginnie Mae
4.869% due 04/20/2068 •		365	358

U.S. Small Business Administration
4.430% due 05/01/2029		18	17

Uniform Mortgage-Backed Security
5.000% due 08/01/2053		1,881	1,779

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053		2,800	2,572
5.000% due 10/01/2053		2,600	2,453
5.500% due 11/01/2053		7,200	6,957
6.000% due 11/01/2053		7,100	7,004
6.500% due 10/01/2053		13,600	13,663

Total U.S. Government Agencies (Cost $36,654)			36,026

U.S. TREASURY OBLIGATIONS 4.4%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024 (j)		2,832	2,766
0.125% due 10/15/2024 (j)		1,787	1,733
0.125% due 04/15/2025 (j)		355	339
0.250% due 01/15/2025 (h)(j)		774	745

U.S. Treasury Notes
0.375% due 09/30/2027 (j)		100	85
0.625% due 11/30/2027 (j)		200	170
0.750% due 01/31/2028 (j)		300	254

Total U.S. Treasury Obligations (Cost $6,128)			6,092

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.6%

Adjustable Rate Mortgage Trust
4.815% due 01/25/2036 ^~		451	351

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		119	83

Avon Finance
6.089% due 12/28/2049 •	GBP	600	728

Banc of America Funding Trust
5.859% due 04/20/2047 ^•		$15	11
6.496% due 09/20/2034 «~		2	2

Banc of America Mortgage Trust
4.148% due 01/25/2035 ~		11	10
4.170% due 02/25/2034 «~		10	9
5.354% due 05/25/2033 «~		1	0

Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~		1	1
4.463% due 01/25/2033 «~		119	113
4.482% due 02/25/2033 «~		1	1
4.706% due 11/25/2034 ~		6	6
4.749% due 07/25/2034 ~		24	22
4.834% due 04/25/2033 «~		5	5
4.903% due 11/25/2034 «~		1	1
6.053% due 08/25/2033 ~		11	11
6.800% due 02/25/2036 •		6	6

Bear Stearns ALT-A Trust
3.913% due 11/25/2035 ^~		204	176
4.749% due 10/25/2035 ^~		200	168
5.774% due 12/25/2046 ^•		16	14
5.934% due 01/25/2036 ^•		21	19

BX Commercial Mortgage Trust
7.172% due 01/17/2039 •		1,000	983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~		$19	$18
4.376% due 09/25/2036 ^~		42	36
6.000% due 11/25/2036 ^		113	47
6.000% due 12/25/2036 «		59	25

ChaseFlex Trust
5.734% due 07/25/2037 •		175	144

Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~		173	152
5.913% due 08/25/2035 «~		3	3
6.170% due 09/25/2062 þ		1,011	1,003

Countrywide Alternative Loan Trust
5.500% due 07/25/2035 ^«		1	1
5.500% due 11/25/2035		19	12
5.626% due 12/25/2035 •		24	21
5.814% due 09/25/2046 ^•		213	196
5.834% due 08/25/2037 «•		44	27
5.899% due 05/20/2046 ^•		15	12
5.994% due 02/25/2037 •		88	71
6.026% due 08/25/2035 •		10	9
6.039% due 11/20/2035 •		16	14
6.074% due 11/25/2035 •		880	695
6.079% due 12/20/2035 •		179	159
6.106% due 01/25/2036 •		50	46
6.250% due 08/25/2036		524	298

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		1	1
3.861% due 11/25/2034 ~		48	43
5.578% due 10/20/2034 ~		42	41
6.094% due 02/25/2035 •		17	14

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		902	701

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^«		67	36

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037		1,300	1,172
3.064% due 12/26/2059 ~		315	312

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.094% due 02/25/2036 •		547	524
6.184% due 10/25/2047 •		824	633

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	47	56

GS Mortgage Securities Corp. Trust
6.563% due 07/15/2025 •		$878	872
8.733% due 08/15/2039 •		1,300	1,300

GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~		7	7
5.500% due 01/25/2037 «		27	33
6.000% due 02/25/2036 ^		1,016	436
6.000% due 07/25/2037 ^«		3	2
6.000% due 07/25/2037 ^		269	168

HarborView Mortgage Loan Trust
4.036% due 06/19/2036 ^~		244	128
5.782% due 12/19/2036 ^•		21	20
5.882% due 05/19/2035 •		812	743
5.922% due 06/19/2035 •		171	161
5.922% due 12/19/2036 ^•		506	470

Hilton Orlando Trust
6.679% due 12/15/2034 •		1,000	988

IndyMac INDX Mortgage Loan Trust
3.708% due 06/25/2036 ~		516	443
5.794% due 02/25/2037 ^•		292	267
6.074% due 07/25/2045 •		15	12

InTown Mortgage Trust
8.618% due 08/15/2039 •		1,200	1,203

JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~		252	143

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033		900	763
6.830% due 12/15/2031 •		127	109

JP Morgan Mortgage Trust
4.169% due 10/25/2036 ^~		116	85
4.407% due 10/25/2036 ~		16	12
4.495% due 04/25/2037 «~		15	11
4.909% due 07/25/2035 «~		2	2

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.134% due 07/25/2035 «~	$83	$76
5.750% due 01/25/2036 ^	9	4

Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	736	685
1.991% due 09/25/2060 ~	55	55

Lehman XS Trust
5.934% due 08/25/2037 •	221	200
7.134% due 09/25/2047 •	210	180

Luminent Mortgage Trust
6.154% due 04/25/2036 •	130	107

MASTR Adjustable Rate Mortgages Trust
3.014% due 07/25/2035 ^~	36	31
4.302% due 10/25/2033 ~	180	144

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •	4	4

Merrill Lynch Alternative Note Asset Trust
5.834% due 03/25/2037 •	1,777	468
6.034% due 03/25/2037 •	362	93

Merrill Lynch Mortgage Investors Trust
4.599% due 05/25/2033 ~	14	14
4.759% due 09/25/2035 ^~	99	80

Morgan Stanley Mortgage Loan Trust
6.466% due 06/25/2036 ~	6	6

Morgan Stanley Re-REMIC Trust
2.696% due 02/26/2037 •	99	81
5.250% due 05/26/2037 ~	90	42

Mortgage Equity Conversion Asset Trust
5.960% due 05/25/2042 •	323	306

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~	205	188

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ	11	6

PHH Alternative Mortgage Trust
5.754% due 02/25/2037 •	669	492

Prime Mortgage Trust
6.000% due 06/25/2036 ^«	4	4

Residential Accredit Loans, Inc. Trust
5.734% due 02/25/2037 •	246	218
5.794% due 07/25/2036 •	910	377
5.804% due 08/25/2036 •	441	400
6.000% due 08/25/2036 ^	53	42

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	860	783

Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~	189	170
5.734% due 08/25/2036 ^•	141	100
6.026% due 01/25/2035 ^•	5	4
6.379% due 02/25/2034 ~	2	2

Structured Asset Mortgage Investments Trust
5.894% due 02/25/2036 ^•	181	153
5.994% due 02/25/2036 ^•	2	2
6.142% due 02/19/2035 «•	8	7

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•	312	263
7.431% due 06/25/2047 «•	1	0

WaMu Mortgage Pass-Through Certificates Trust
3.705% due 02/25/2037 ^~	69	58
3.968% due 12/25/2046 •	55	51
4.001% due 06/25/2037 ^~	35	32
5.436% due 07/25/2047 •	137	108
5.506% due 10/25/2046 ^•	1,502	1,239
5.994% due 11/25/2045 •	17	16
6.126% due 10/25/2046 •	18	16

Washington Mutual Mortgage Pass-Through Certificates Trust
5.376% due 02/25/2047 ^•	595	514

Wells Fargo Alternative Loan Trust
5.338% due 07/25/2037 ^~	13	11
6.250% due 07/25/2037 ^	367	303

Wells Fargo Mortgage-Backed Securities Trust
4.805% due 12/25/2036 ^~	77	74

Total Non-Agency Mortgage-Backed Securities (Cost $27,334)		25,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 29.5%

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •	$2	$1

American Express Credit Account Master Trust
4.870% due 05/15/2028	400	395

AmeriCredit Automobile Receivables Trust
6.043% due 10/19/2026 •	451	451
6.190% due 04/19/2027	700	700

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •	600	593

AREIT Trust
6.563% due 01/20/2037 •	715	706

Argent Securities Trust
5.544% due 09/25/2036 •	311	101

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	300	293
5.900% due 08/21/2028	300	301

BA Credit Card Trust
4.790% due 05/15/2028	400	395

Bank of America Auto Trust
5.830% due 05/15/2026	500	500

Bear Stearns Asset-Backed Securities Trust
5.674% due 06/25/2047 •	213	212

BHG Securitization Trust
5.320% due 10/17/2035	440	437
5.930% due 10/17/2035	1,200	1,170

Carmax Auto Owner Trust
6.213% due 12/15/2025 •	380	381

Carvana Auto Receivables Trust
4.600% due 07/15/2026	500	494
6.410% due 09/10/2027	300	300

Citigroup Mortgage Loan Trust
5.614% due 01/25/2037 •	1,568	1,085
5.634% due 05/25/2037 •	923	599
5.734% due 12/25/2036 •	1,365	538

Citizens Auto Receivables Trust
5.739% due 09/16/2024	600	600
6.090% due 10/15/2026	200	200
6.130% due 07/15/2026	600	601

Countrywide Asset-Backed Certificates Trust
5.834% due 02/25/2037 •	213	196
5.974% due 03/25/2036 •	330	287
6.034% due 06/25/2036 •	45	45

DLLAA LLC
5.930% due 07/20/2026	500	500

DT Auto Owner Trust
6.290% due 08/16/2027	624	625

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	368	360
5.330% due 03/20/2024	108	108

Exeter Automobile Receivables Trust
5.610% due 06/16/2025	293	293

Fifth Third Auto Trust
5.800% due 11/16/2026	400	400

Fremont Home Loan Trust
6.094% due 01/25/2036 •	231	217

GM Financial Consumer Automobile Receivables Trust
5.913% due 09/16/2025 •	424	424

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •	418	414

GSAA Home Equity Trust
5.674% due 06/25/2036 •	264	57

GSAMP Trust
5.484% due 12/25/2046 •	615	304
5.604% due 12/25/2036 •	1,282	622

Home Equity Mortgage Loan Asset-Backed Trust
5.644% due 04/25/2037 •	112	77

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026	400	400

HSI Asset Securitization Corp. Trust
5.614% due 04/25/2037 •	656	423
5.654% due 12/25/2036 •	3,643	980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Trust
5.734% due 07/25/2036 •	$257	$109

LCCM Trust
6.647% due 12/13/2038 •	1,196	1,171

LendingClub Receivables Trust
3.750% due 01/15/2027	19	19

Long Beach Mortgage Loan Trust
5.734% due 05/25/2036 •	223	126
5.974% due 05/25/2046 •	1,489	451
6.409% due 04/25/2035 •	286	281

M360 Ltd.
6.938% due 11/22/2038 •	1,100	1,081

Marlette Funding Trust
5.180% due 11/15/2032	295	294
5.950% due 11/15/2032	300	297

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •	36	36

Master Credit Card Trust
6.163% due 01/21/2027 •	500	500

MASTR Asset-Backed Securities Trust
5.754% due 10/25/2036 •	1,189	589
5.914% due 03/25/2036 •	174	105

MFA Trust
2.363% due 03/25/2060 þ	188	181

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •	982	436
5.564% due 02/25/2037 •	1,197	523
5.569% due 11/25/2036 •	1,795	1,174
5.644% due 01/25/2037 •	896	398
5.714% due 08/25/2036 •	1,635	834

Morgan Stanley Dean Witter Capital, Inc. Trust
6.414% due 02/25/2033 «•	130	124

Morgan Stanley Mortgage Loan Trust
5.774% due 11/25/2036 •	129	38
6.154% due 04/25/2037 •	142	41

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.094% due 10/25/2036 ^•	636	142

NovaStar Mortgage Funding Trust
5.754% due 10/25/2036 •	881	465

Octane Receivables Trust
5.870% due 05/21/2029	585	583

Oportun Issuance Trust
5.940% due 10/09/2029	118	118

Ownit Mortgage Loan Trust
6.334% due 10/25/2036 ^•	119	111

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	123	122
6.060% due 03/15/2030	980	976

PRET LLC
2.240% due 09/27/2060 þ	241	233
5.240% due 04/25/2052 þ	364	355

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	1,602	580

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	328	308
5.380% due 11/25/2030	470	463
7.130% due 01/26/2032	500	502

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026	600	600
6.180% due 02/16/2027	900	901

Securitized Asset-Backed Receivables LLC Trust
5.594% due 08/25/2036 •	967	314
5.914% due 07/25/2036 •	470	188
6.394% due 01/25/2036 ^•	577	504

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	271	271

Soundview Home Loan Trust
5.514% due 06/25/2037 •	228	151
5.694% due 02/25/2037 •	552	157
6.334% due 10/25/2037 •	1,277	999

Structured Asset Securities Corp. Mortgage Loan Trust
5.774% due 12/25/2036 •	47	46

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Theorem Funding Trust
1.850% due 02/15/2028		$74	$73
6.060% due 12/15/2028		428	424

TIAA CLO Ltd.
7.288% due 01/20/2032 •		1,000	992

Toyota Auto Receivables Owner Trust
5.604% due 08/15/2024		465	465

Tricolor Auto Securitization Trust
6.480% due 08/17/2026		433	432

Trillium Credit Card Trust
6.174% due 08/28/2028 •		600	601

Upstart Securitization Trust
5.500% due 06/20/2032		604	589

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		104	101

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		400	400
5.983% due 10/15/2026 •		400	400

World Omni Auto Receivables Trust
5.570% due 12/15/2026		900	898

Total Asset-Backed Securities (Cost $43,982)			41,057

SOVEREIGN ISSUES 0.6%

Argentina Government International Bond
0.750% due 07/09/2030 þ		497	123
3.625% due 07/09/2035 þ		326	78

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	3,000	580

Mexico Government International Bond
2.750% due 11/27/2031 (e)	MXN	1,496	72

Total Sovereign Issues (Cost $1,066)			853

SHORT-TERM INSTRUMENTS 30.5%

COMMERCIAL PAPER 7.5%

Amcor Flexibles North America, Inc.
5.550% due 10/06/2023		$250	250

Ameren Corp.
5.550% due 10/10/2023		100	100
5.550% due 10/12/2023		100	100

American Electric Power Co., Inc.
5.510% due 10/04/2023		300	300

Bacardi Martini BV
6.000% due 10/11/2023		250	249

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	900	659

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		600	440

Crown Castle, Inc.
6.000% due 11/02/2023		$250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 10/17/2023		$250	$249

Diageo Capital PLC
5.500% due 10/16/2023		250	249
5.550% due 11/07/2023		250	248

Discovery Communications LLC
5.970% due 10/16/2023 (b)		250	249

Dominion Resources, Inc.
5.550% due 10/05/2023		250	250
5.570% due 10/30/2023		250	249

Electricite de France SA
5.510% due 10/23/2023		250	249
5.510% due 10/27/2023		250	249

Enbridge (U.S.) Inc.
5.560% due 10/20/2023		250	249

Entergy Corp.
5.500% due 10/04/2023		250	250
5.530% due 10/27/2023		250	249

Fidelity National Information services, Inc.
5.550% due 10/16/2023		250	249

Global Payments, Inc.
6.030% due 10/25/2023		650	647

Humana, Inc.
5.550% due 10/19/2023		250	249

Intercontinental Exchange,Inc.
5.560% due 10/25/2023		250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		250	250

L3Harris Technologies, Inc.
5.620% due 10/10/2023		250	250

LSEGA Financing PLC
5.500% due 10/05/2023		250	250

Marathon Oil Corp.
6.000% due 10/06/2023		250	250

Microchip Technology, Inc.
5.600% due 11/07/2023		250	248

Oracle Corp.
5.510% due 10/23/2023		250	249
5.520% due 10/26/2023		250	249

Royal Bank of Canada
5.203% due 10/03/2023	CAD	800	589
5.279% due 11/01/2023		200	147

Sempra Energy
5.530% due 10/18/2023		$250	249

Targa Resources Corp.
6.150% due 10/23/2023		500	498

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	200	147
5.118% due 10/27/2023		300	220
5.124% due 11/01/2023		400	293

			10,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 19.6%
			$27,203

SHORT-TERM NOTES 1.1%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		$700	700

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		845	846

			1,546

ARGENTINA TREASURY BILLS 0.1%
63.161% due 10/18/2023 - 11/23/2023 (c)(d)(e)	ARS	73,010	100

U.S. TREASURY BILLS 2.2%
5.413% due 11/07/2023 - 11/16/2023 (b)(c)(d)(j)		$3,078	3,060

Total Short-Term Instruments (Cost $42,347)			42,279

Total Investments in Securities (Cost $167,129)			161,317

		SHARES
INVESTMENTS IN AFFILIATES 9.1%

SHORT-TERM INSTRUMENTS 9.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%

PIMCO Short Asset Portfolio		767,437	7,427

PIMCO Short-Term Floating NAV Portfolio III		539,875	5,248

Total Short-Term Instruments (Cost $12,663)			12,675

Total Investments in Affiliates (Cost $12,663)			12,675

Total Investments 125.2% (Cost $179,792)			$173,992

Financial Derivative Instruments (g)(i) (2.2)% (Cost or Premiums, net $1,704)			(3,010)

Other Assets and Liabilities, net (23.0)%			(32,035)

Net Assets 100.0%			$138,947

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$1,203	U.S. Treasury Notes 5.000% due 08/31/2025	$(1,227)	$1,203	$1,203
	5.310	09/29/2023	10/02/2023	26,000	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(26,520)	26,000	26,012

Total Repurchase Agreements						$(27,747)	$27,203	$27,215

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$27,215	$0	$0	$27,215	$(27,747)	$(532)

Total Borrowings and Other Financing Transactions	$27,215	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	3	$3	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	3	3	(1)	(1)

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini Russell 2000 Index December Futures	12/2023	6	$540	$(23)	$0	$(3)
U.S. Treasury 2-Year Note December Futures	12/2023	55	11,149	(34)	6	0
U.S. Treasury 5-Year Note December Futures	12/2023	2	211	(2)	0	0

				$(59)	$6	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	9	$(1,101)	$16	$7	$(8)
Euro-Bund December Futures	12/2023	9	(1,224)	31	15	(15)
Euro-Buxl 30-Year Bond December Futures	12/2023	2	(259)	23	6	(6)
U.S. Treasury 10-Year Note December Futures	12/2023	47	(5,079)	56	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	1	(119)	6	0	0

				$132	$28	$(39)

Total Futures Contracts				$73	$34	$(42)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.324%		$100	$1	$0	$1	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		200	28	(1)	27	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	400	(25)	26	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331		100	(1)	0	(1)	0	0

							$3	$25	$28	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$200	$2	$0	$2	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,800	25	(1)	24	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	8,200	106	(5)	101	0	(2)

					$ 133	$(6)	$127	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	550,000	$(4)	$28	$24	$18	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024		$25,700	4	(1,354)	(1,350)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		22,700	359	247	606	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,800	(51)	1	(50)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,800	(590)	(219)	(809)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		5,400	57	236	293	0	(7)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		5,600	(20)	(118)	(138)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		4,100	93	244	337	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		100	0	(3)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,800	35	179	214	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	938	2,751	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	212	545	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		500	(2)	(14)	(16)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		200	(1)	(1)	(2)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	(2)	(3)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		100	0	(1)	(1)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	(64)	(1)	(65)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,200	116	371	487	0	(9)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	30,900	0	(83)	(83)	23	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,800	(7)	(82)	(89)	0	(36)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		200	(1)	0	(1)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,900	(28)	(57)	(85)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,300	13	61	74	0	(4)
Receive	CPURNSA	2.487	Maturity	12/07/2051		$900	24	39	63	0	(4)

							$2,077	$604	$2,681	$58	$(121)

Total Swap Agreements							$2,213	$623	$2,836	$59	$(123)

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$34	$59	$93	$(2)	$(42)	$(123)	$(167)

(h)

Securities with an aggregate market value of $528 and cash of $2,412 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	75		$48	$0	$0

BOA	10/2023	DKK	3,824		560	18	0
	10/2023		$550	DKK	3,886	1	0
	11/2023	DKK	3,880		$550	0	(1)

BPS	10/2023		4,166		609	18	0
	10/2023	EUR	68		74	2	0
	10/2023	GBP	49		62	2	0

BRC	10/2023	MXN	1,262		71	0	(1)

BSH	01/2024	BRL	2,000		401	8	0

CBK	10/2023	CAD	1,400		1,050	19	0
	10/2023	DKK	2,500		371	17	0
	10/2023		$2,794	JPY	410,000	0	(38)
	12/2023		1	MXN	14	0	0

GLM	10/2023	MXN	60		$3	0	0
	10/2023		$3	MXN	46	0	0
	11/2023	BRL	395		$79	1	0
	11/2023	CAD	400		296	2	0
	12/2023		$604	MXN	10,477	0	(10)
	01/2024	BRL	1,000		$197	1	0

JPM	10/2023	MXN	10,783		614	0	(3)
	10/2023		$580	DKK	4,104	1	0
	11/2023	DKK	4,097		$580	0	(1)
	11/2023		$1,623	JPY	240,000	0	(7)

MBC	10/2023	CAD	300		$222	1	0
	10/2023	GBP	596		739	12	0
	10/2023	JPY	410,000		2,967	211	0
	10/2023		$592	CAD	800	0	(3)
	11/2023	CAD	800		$592	3	0
	11/2023	JPY	420,000		2,962	133	0
	11/2023		$959	JPY	140,000	0	(16)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	10/2023	CAD	200		$148	$1	$0
	10/2023	DKK	400		59	2	0

RBC	11/2023		$273	JPY	40,000	0	(4)

TOR	10/2023		784	GBP	645	3	0
	11/2023	GBP	645		$784	0	(3)

UAG	11/2023	CAD	1,100		817	7	0

Total Forward Foreign Currency Contracts						$463	$(87)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	100	0	(1)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	200	(1)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	100	0	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100	0	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100	(1)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

Total Written Options							$(11)	$(17)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,927	$(496)	$418	$0	$(78)

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	ERAUSST Index	392	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	$2,174	$0	$(9)	$0	$(9)

JPM	Receive	ERAUSST Index	8,767	5.580% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	49,721	0	(1,670)	0	(1,670)

	Receive	ERAUSST Index	4,903	5.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/21/2024	28,035	0	(1,138)	0	(1,138)

UAG	Receive	ERAUSST Index	4,672	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	26,034	0	(256)	0	(256)

	Receive	ERAUSST Index	2,371	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	13,148	0	(55)	0	(55)
	Receive	ERAUSST Index	3,884	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	21,537	0	(89)	0	(89)

								$0	$(3,217)	$0	$(3,217)

Total Swap Agreements								$(496)	$(2,799)	$0	$(3,295)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$19	$0	$0	$19	$(1)	$0	$(78)	$(79)	$(60)	$0	$(60)
BPS	22	0	0	22	0	(1)	0	(1)	21	0	21
BRC	0	0	0	0	(1)	(2)	0	(3)	(3)	0	(3)
BSH	8	0	0	8	0	0	0	0	8	0	8
CBK	36	0	0	36	(38)	(2)	(9)	(49)	(13)	0	(13)
FAR	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
GLM	4	0	0	4	(10)	(3)	0	(13)	(9)	0	(9)
JPM	1	0	0	1	(11)	(4)	(2,808)	(2,823)	(2,822)	2,472	(350)
MBC	360	0	0	360	(19)	0	0	(19)	341	(260)	81
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	3	0	0	3	0	0	0	0	3	0	3
RBC	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
TOR	3	0	0	3	(3)	0	0	(3)	0	0	0
UAG	7	0	0	7	0	0	(400)	(400)	(393)	2,055	1,662

Total Over the Counter	$463	$0	$0	$463	$(87)	$(17)	$(3,295)	$(3,399)

(j)

Securities with an aggregate market value of $4,527 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the (current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Schedule of Investments	PIMCO RAE PLUS Small Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$34	$34
Swap Agreements	0	1	0	0	58	59

	$0	$1	$0	$0	$92	$93

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$463	$0	$463

	$0	$1	$0	$463	$92	$556

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	3	0	39	42
Swap Agreements	0	2	0	0	121	123

	$0	$2	$3	$0	$162	$167

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$87	$0	$87
Written Options	0	0	0	0	17	17
Swap Agreements	0	78	3,217	0	0	3,295

	$0	$78	$3,217	$87	$17	$3,399

	$0	$80	$3,220	$87	$179	$3,566

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(1)	$0	$77	$76
Swap Agreements	0	222	0	0	(830)	(608)

	$0	$222	$(1)	$0	$(753)	$(532)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$521	$0	$521
Written Options	0	0	0	0	27	27
Swap Agreements	0	23	8,975	0	0	8,998

	$0	$23	$8,975	$521	$27	$9,546

	$0	$245	$8,974	$521	$(726)	$9,014

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(34)	$0	$186	$152
Swap Agreements	0	(91)	0	0	2,237	2,146

	$0	$(91)	$(34)	$0	$2,423	$2,298

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$137	$0	$137
Written Options	0	0	0	0	(5)	(5)
Swap Agreements	0	(80)	(4,240)	0	0	(4,320)

	$0	$(80)	$(4,240)	$137	$(5)	$(4,188)

	$0	$(171)	$(4,274)	$137	$2,418	$(1,890)

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,100	$0	$8,100
Industrials	0	1,081	0	1,081
U.S. Government Agencies	0	36,026	0	36,026
U.S. Treasury Obligations	0	6,092	0	6,092
Non-Agency Mortgage-Backed Securities	0	25,471	358	25,829
Asset-Backed Securities	0	40,933	124	41,057
Sovereign Issues	0	853	0	853
Short-Term Instruments
Commercial Paper	0	10,370	0	10,370
Repurchase Agreements	0	27,203	0	27,203
Short-Term Notes	0	1,546	0	1,546
Argentina Treasury Bills	0	100	0	100
U.S. Treasury Bills	0	3,060	0	3,060

	$0	$160,835	$482	$161,317

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,675	$0	$0	$12,675

Total Investments	$12,675	$160,835	$482	$173,992

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$28	$65	$0	$93
Over the counter	0	463	0	463

	$28	$528	$0	$556

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	(135)	0	(167)
Over the counter	0	(3,321)	(78)	(3,399)

	$(32)	$(3,456)	$(78)	$(3,566)

Total Financial Derivative Instruments	$(4)	$(2,928)	$(78)	$(3,010)

Totals	$12,671	$157,907	$404	$170,982

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.1%

CORPORATE BONDS & NOTES 12.1%

BANKING & FINANCE 8.2%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$700	$680

Ally Financial, Inc.
5.800% due 05/01/2025		200	196

American Honda Finance Corp.
5.000% due 05/23/2025		1,100	1,088

American Tower Corp.
3.800% due 08/15/2029		1,686	1,501

Aviation Capital Group LLC
4.375% due 01/30/2024		120	119

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		567	479

Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,299
5.933% due 09/15/2027 •		1,000	993
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	805

Bank of America NA
5.650% due 08/18/2025		2,000	1,995
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,000	1,002

Barclays PLC
4.972% due 05/16/2029 •		800	748

Citibank NA
5.864% due 09/29/2025		3,600	3,604

Credit Suisse AG AT1 Claim ^		2,612	275

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	394
3.547% due 09/18/2031 •		$2,000	1,614

Discover Bank
4.650% due 09/13/2028		1,544	1,380

Equinix, Inc.
1.550% due 03/15/2028		700	584

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	604	584

Ford Motor Credit Co. LLC
5.584% due 03/18/2024		$200	199

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		600	582
4.223% due 05/01/2029 •		1,446	1,338
5.798% due 08/10/2026 •		2,300	2,283
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		500	500
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	407

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	480
2.999% due 03/10/2026 •		3,200	3,050
4.292% due 09/12/2026 •		400	384

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		900	901

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		400	356
1.578% due 04/22/2027 •		600	536
3.782% due 02/01/2028 •		200	186

Mizuho Financial Group, Inc.
3.477% due 04/12/2026		1,678	1,584

Morgan Stanley
1.512% due 07/20/2027 •		1,200	1,061

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	5,680	594

Nykredit Realkredit AS
1.500% due 10/01/2053		28,710	2,996
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		4,300	609
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		7,300	1,035
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		1,800	255

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	8,803	$919

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$1,476	1,473

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		1,678	1,434

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		1,500	1,502

UBS AG
5.125% due 05/15/2024 (g)		2,300	2,271

UBS Group AG
3.750% due 03/26/2025		1,000	962
4.751% due 05/12/2028 •		1,000	945

Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	985
2.406% due 10/30/2025 •		$300	288

Wells Fargo Bank NA
5.550% due 08/01/2025		2,300	2,293
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		1,200	1,203

			52,951

INDUSTRIALS 3.4%

Bacardi Ltd.
2.750% due 07/15/2026		100	92

BAT International Finance PLC
1.668% due 03/25/2026		1,200	1,082

Broadcom, Inc.
3.469% due 04/15/2034		300	236

Charter Communications Operating LLC
4.908% due 07/23/2025		2,148	2,100
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		2,108	2,115

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		700	621

DAE Funding LLC
1.625% due 02/15/2024		900	883
2.625% due 03/20/2025		400	376
3.375% due 03/20/2028		500	442

Dell International LLC
4.900% due 10/01/2026		100	98

Hyundai Capital America
6.491% due 08/04/2025 •		1,600	1,601

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (c)		1,100	993

Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,523
3.500% due 07/26/2026		200	187

INEOS Finance PLC
2.125% due 11/15/2025	EUR	1,625	1,629

MPLX LP
2.650% due 08/15/2030		$800	646

Nakilat, Inc.
6.067% due 12/31/2033		780	791

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,500	1,418
4.345% due 09/17/2027		1,800	1,644
4.810% due 09/17/2030		800	690

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030		800	683

T-Mobile USA, Inc.
2.700% due 03/15/2032		300	235
3.375% due 04/15/2029		500	440

			21,525

UTILITIES 0.5%

Edison International
5.750% due 06/15/2027		542	537

Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	429
4.550% due 07/01/2030		800	708

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rio Oil Finance Trust
9.250% due 07/06/2024		$44	$45

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		1,900	1,436

			3,155

Total Corporate Bonds & Notes (Cost $84,574)			77,631

U.S. GOVERNMENT AGENCIES 24.9%

Fannie Mae
0.421% due 03/25/2041 •(a)		1,402	76
1.271% due 03/25/2036 •(a)		490	29
4.842% due 12/25/2036 •		27	28

Freddie Mac
1.042% due 07/15/2036 •(a)		772	50
1.272% due 04/15/2036 •(a)		105	5
4.000% due 01/01/2048 - 03/01/2049		1,136	1,031

Ginnie Mae
2.750% due 11/20/2044 •		276	266
4.869% due 04/20/2068 •		816	802

Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 04/01/2048		7,578	6,639

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2053 - 11/01/2053		14,300	13,134
5.000% due 10/01/2053		20,900	19,719
5.500% due 11/01/2053		27,100	26,184
6.000% due 10/01/2053 - 11/01/2053		35,100	34,628
6.500% due 10/01/2053 - 11/01/2053		57,300	57,560

Total U.S. Government Agencies (Cost $163,376)			160,151

U.S. TREASURY OBLIGATIONS 5.4%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		13,260	12,953
0.125% due 10/15/2024 (j)(l)		8,460	8,202
0.125% due 04/15/2025 (l)		1,420	1,355
0.250% due 01/15/2025 (j)(l)		3,485	3,352
0.625% due 07/15/2032 (l)		8,943	7,798
1.125% due 01/15/2033 (l)		1,231	1,113

Total U.S. Treasury Obligations (Cost $35,683)			34,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%

Adjustable Rate Mortgage Trust
4.391% due 09/25/2035 ^~		8	7
4.815% due 01/25/2036 ^~		1,009	787

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		267	186

Avon Finance
6.089% due 12/28/2049 •	GBP	2,500	3,035

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$1,000	706

Banc of America Funding Trust
5.859% due 04/20/2047 ^•		33	26
6.496% due 09/20/2034 «~		5	5

BCAP LLC Trust
5.250% due 04/26/2037		49	27

Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~		2	2
4.435% due 02/25/2034 ~		3	3
4.463% due 01/25/2033 «~		266	252
4.482% due 02/25/2033 «~		1	1
4.749% due 07/25/2034 ~		53	49
4.834% due 04/25/2033 «~		11	11
6.053% due 08/25/2033 ~		25	24

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~		19	18

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.044% due 10/25/2033 «~		$1	$1
5.934% due 01/25/2036 ^•		47	42

BX Trust
6.081% due 04/15/2039 •		1,087	1,053

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~		1,700	1,439
3.500% due 06/25/2062 ~		3,171	2,810

CIM Trust
5.000% due 05/25/2062 ~		1,996	1,934
6.639% due 12/25/2067 þ		674	673

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,849	2,826
6.285% due 09/25/2035 •		1	1

Colony Mortgage Capital Ltd.
6.921% due 11/15/2038 •		3,200	3,010

Countrywide Alternative Loan Trust
5.500% due 11/25/2035		44	26
5.626% due 12/25/2035 •		56	49
5.794% due 05/25/2047 •		106	90
5.834% due 08/25/2037 «•		98	61
6.074% due 11/25/2035 •		1,972	1,556
6.079% due 12/20/2035 •		400	357
6.250% due 08/25/2036		1,174	668

Countrywide Home Loan Mortgage Pass-Through Trust
4.163% due 09/25/2047 ^~		1	1
6.094% due 02/25/2035 •		13	11

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~		4	4

Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~		2,302	1,921
3.064% due 12/26/2059 ~		529	523

Cross Mortgage Trust
6.615% due 03/25/2068 þ		1,962	1,957

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.184% due 10/25/2047 •		1,846	1,419

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		3,013	2,966

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	106	125

FWD Securitization Trust
2.240% due 01/25/2050 ~		$510	463

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		3,000	2,999

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		2	2

HarborView Mortgage Loan Trust
5.662% due 07/19/2047 •		1,767	1,631
5.852% due 12/19/2036 •		479	376

IndyMac INDX Mortgage Loan Trust
5.914% due 07/25/2035 •		1	1
6.074% due 07/25/2045 •		33	26

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,400	2,619
6.497% due 02/15/2035 •		699	691

JP Morgan Mortgage Trust
4.495% due 04/25/2037 «~		34	25

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		842	779

Lehman XS Trust
5.794% due 12/25/2036 •		745	708
5.934% due 08/25/2037 •		495	448

Luminent Mortgage Trust
3.819% due 04/25/2036 ~		2,862	2,020

MAD Mortgage Trust
3.478% due 08/15/2034 ~		1,790	1,518

MASTR Adjustable Rate Mortgages Trust
4.302% due 10/25/2033 ~		402	323
5.644% due 04/25/2046 •		3	2

Merrill Lynch Alternative Note Asset Trust
5.834% due 03/25/2037 •		3,981	1,048

Merrill Lynch Mortgage Investors Trust
4.599% due 05/25/2033 ~		26	25
5.934% due 11/25/2035 •		94	88

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
3.725% due 04/25/2037 ^~		$9	$8

MFA Trust
4.400% due 03/25/2068 þ		1,311	1,230
6.775% due 10/25/2058 þ		1,100	1,097

MSDB Trust
3.427% due 07/11/2039 ~		4,000	3,397

New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		377	345
6.864% due 10/25/2063 þ		2,800	2,800

OBX Trust
5.949% due 02/25/2063 þ		1,415	1,401
6.113% due 03/25/2063 þ		1,094	1,088
6.567% due 06/25/2063 þ		1,052	1,053

PHH Alternative Mortgage Trust
5.754% due 02/25/2037 •		1,499	1,103

PRPM LLC
4.000% due 06/25/2053 þ		1,991	1,883

Residential Accredit Loans, Inc. Trust
5.774% due 01/25/2037 •		1,391	1,155

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~		4	2
6.369% due 03/20/2035 •		3	3

Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~		424	381

Structured Asset Mortgage Investments Trust
6.142% due 02/19/2035 «•		17	15

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•		6	5

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	3,636	4,437
7.018% due 02/20/2054 •		1,035	1,265

Verus Securitization Trust
6.193% due 03/25/2068 þ		$1,428	1,410
6.476% due 06/25/2068 þ		1,239	1,233

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~		2	2
3.309% due 04/25/2037 ^~		6	6
3.527% due 12/25/2036 ^~		2	2
3.968% due 12/25/2046 •		123	114
5.436% due 07/25/2047 •		307	242
5.506% due 10/25/2046 ^•		3,365	2,775

Washington Mutual Mortgage Pass-Through Certificates Trust
5.376% due 02/25/2047 ^•		1,333	1,152
5.596% due 05/25/2046 ^•		3	2

Wells Fargo Alternative Loan Trust
5.338% due 07/25/2037 ^~		28	25
6.250% due 07/25/2037 ^		822	680

Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047		1,629	1,599

Total Non-Agency Mortgage-Backed Securities (Cost $82,862)			78,364

ASSET-BACKED SECURITIES 34.6%

ABFC Trust
6.169% due 03/25/2035 •		1,140	1,013

ALM Ltd.
7.420% due 10/15/2029 •		3,100	3,104

American Express Credit Account Master Trust
4.870% due 05/15/2028		1,600	1,581

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		3,100	3,101

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.379% due 07/25/2035 •		4,964	4,790

Arbor Realty Commercial Real Estate Notes Ltd.
7.732% due 05/15/2037 •		1,200	1,187
8.232% due 05/15/2037 •		1,200	1,182

Argent Securities Trust
5.544% due 09/25/2036 •		698	226
5.914% due 06/25/2036 •		2,060	550

Atlas Senior Loan Fund Ltd.
6.888% due 04/20/2028 •		1,712	1,716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		$300	$293
5.900% due 08/21/2028		1,300	1,303

BA Credit Card Trust
4.790% due 05/15/2028		1,700	1,677

Bank of America Auto Trust
5.830% due 05/15/2026		2,500	2,499

Black Diamond CLO DAC
4.761% due 05/15/2032 •	EUR	2,100	2,188

Cairn CLO DAC
4.443% due 10/15/2031 •		850	882

Capital One Prime Auto Receivables Trust
5.963% due 09/15/2025 •		$1,298	1,299

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •	EUR	1,443	1,496
4.671% due 08/15/2032 •		2,300	2,377

Carmax Auto Owner Trust
6.213% due 12/15/2025 •		$1,458	1,461

Carrington Mortgage Loan Trust
5.694% due 02/25/2037 •		3,201	2,907

Carvana Auto Receivables Trust
4.600% due 07/15/2026		1,200	1,187
5.380% due 03/12/2029		600	588
5.420% due 04/10/2028		1,000	989
5.980% due 08/10/2026		588	587
6.410% due 09/10/2027		1,400	1,400

CBAM Ltd.
6.708% due 10/20/2029 •		2,032	2,034

CIFC Funding Ltd.
7.163% due 04/25/2033 •		1,700	1,685

Citigroup Mortgage Loan Trust
5.734% due 12/25/2036 •		3,057	1,206
5.754% due 09/25/2036 •		3,308	2,377

Citizens Auto Receivables Trust
5.739% due 09/16/2024		2,700	2,701
6.130% due 07/15/2026		1,600	1,602
6.263% due 07/15/2026 •		1,400	1,404

College Avenue Student Loans LLC
7.220% due 05/25/2055 •		3,465	3,478

Countrywide Asset-Backed Certificates Trust
5.834% due 02/25/2037 •		435	401
5.934% due 01/25/2046 ^•		4,733	4,382
6.034% due 06/25/2036 •		101	100

DT Auto Owner Trust
6.290% due 08/16/2027		2,942	2,946

Enterprise Fleet Financing LLC
5.330% due 03/20/2024		431	431

Exeter Automobile Receivables Trust
5.290% due 01/15/2025		40	40

Fifth Third Auto Trust
5.800% due 11/16/2026		1,000	999

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		3,700	3,594

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		1,600	1,598

Fremont Home Loan Trust
6.094% due 01/25/2036 •		424	398

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		944	943

GECU Auto Receivables Trust
5.950% due 03/15/2027		1,700	1,697

GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		2,500	2,491
6.040% due 03/15/2027		1,200	1,199

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	992
6.270% due 08/16/2027		3,200	3,193

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		1,400	1,396
5.634% due 08/20/2024		805	805
5.764% due 01/20/2026 •		800	801

GoldenTree Loan Management EUR CLO DAC
4.605% due 01/20/2032 •	EUR	10,500	10,899

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	85

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Home Equity Trust
5.674% due 06/25/2036 •		$592	$127

GSAMP Trust
5.564% due 12/25/2046 •		1,703	902

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		600	596

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	998	1,035

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$3,200	3,038
3.370% due 03/25/2025		300	298

Home Equity Mortgage Loan Asset-Backed Trust
5.644% due 04/25/2037 •		230	158

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		1,700	1,699

HSI Asset Securitization Corp. Trust
5.654% due 12/25/2036 •		8,159	2,194

JP Morgan Mortgage Acquisition Trust
5.734% due 07/25/2036 •		576	244

KKR CLO Ltd.
6.520% due 07/15/2030 •		615	613

Laurelin DAC
4.425% due 10/20/2031 •	EUR	2,700	2,815

LendingClub Receivables Trust
3.750% due 01/15/2027		$63	63

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		1,433	1,400

LL ABS Trust
3.760% due 11/15/2029		446	442
6.630% due 05/15/2030		954	953

Long Beach Mortgage Loan Trust
6.409% due 04/25/2035 •		640	629

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	917
4.343% due 10/15/2030 •		402	423
5.363% due 10/15/2032 •		2,300	2,364

Marlette Funding Trust
5.180% due 11/15/2032		$811	808
5.950% due 11/15/2032		1,000	990
6.070% due 04/15/2033		2,366	2,361

Master Credit Card Trust
6.163% due 01/21/2027 •		3,100	3,101

MASTR Asset-Backed Securities Trust
5.754% due 10/25/2036 •		2,663	1,319
5.914% due 03/25/2036 •		389	236

MF1 Ltd.
7.077% due 02/19/2037 •		2,900	2,840

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •		2,200	978
5.564% due 02/25/2037 •		2,301	2,023
5.714% due 08/25/2036 •		3,663	1,868

Morgan Stanley Home Equity Loan Trust
5.604% due 04/25/2037 •		2,215	1,150

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •		317	91

Mountain View CLO LLC
6.660% due 10/16/2029 •		1,435	1,437

Nassau Ltd.
6.720% due 10/15/2029 •		544	544

Nelnet Student Loan Trust
6.179% due 04/20/2062 •		1,448	1,425
6.640% due 02/20/2041		284	283
7.514% due 02/20/2041 •		284	285

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.094% due 10/25/2036 ^•		1,426	319

NovaStar Mortgage Funding Trust
5.754% due 10/25/2036 •		1,975	1,041

Octane Receivables Trust
5.870% due 05/21/2029		2,194	2,186

Oportun Issuance Trust
7.451% due 01/08/2030		1,282	1,282

Ownit Mortgage Loan Trust
6.334% due 10/25/2036 ^•		267	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		$1,080	$1,058
4.970% due 01/15/2030		492	486
6.060% due 03/15/2030		2,304	2,293
7.128% due 06/16/2031		400	402
7.600% due 12/16/2030		764	768

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •	EUR	3,308	3,460

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.309% due 10/25/2034 •		$1,131	1,005

PFP Ltd.
7.607% due 08/19/2035 •		2,400	2,410

PRET LLC
1.744% due 07/25/2051 þ		705	657
1.843% due 09/25/2051 þ		2,110	1,918
1.868% due 07/25/2051 þ		775	721
5.240% due 04/25/2052 þ		1,166	1,136
6.559% due 08/25/2052 þ		2,398	2,368

Reach ABS Trust
7.050% due 02/18/2031		486	487

Ready Capital Mortgage Financing LLC
7.872% due 10/25/2039 •		2,796	2,817

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		525	494
5.380% due 11/25/2030		1,410	1,388
7.130% due 01/26/2032		500	502

Residential Asset Mortgage Products Trust
6.109% due 11/25/2035 •		1,426	1,380

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		3,000	2,999
6.180% due 02/16/2027		4,000	4,004

Securitized Asset-Backed Receivables LLC Trust
6.154% due 10/25/2035 •		2,650	2,151

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	2,150	2,239

SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,758	1,505
1.340% due 03/17/2053		910	799
2.850% due 11/16/2054		971	866
6.177% due 01/15/2053 •		1,869	1,840
6.714% due 11/15/2052 •		500	502

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,386	1,269

Soundview Home Loan Trust
5.514% due 06/25/2037 •		511	338
5.694% due 02/25/2037 •		1,235	351

Starwood Mortgage Trust
7.113% due 11/15/2038 •		4,500	4,315

Theorem Funding Trust
7.600% due 04/15/2029		1,678	1,686

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	2,500	2,598

Toro European CLO DAC
4.581% due 01/12/2032 •		9,100	9,470

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$1,600	1,597
5.604% due 08/15/2024		1,728	1,728

Upstart Securitization Trust
3.120% due 03/20/2032		1,040	1,023

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		365	354

Veros Auto Receivables Trust
7.120% due 11/15/2028		2,371	2,375

VMC Finance LLC
7.213% due 02/18/2039 •		2,800	2,744

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		2,000	1,998
5.983% due 10/15/2026 •		2,000	2,001

World Omni Auto Receivables Trust
5.883% due 10/15/2025 •		865	866

Total Asset-Backed Securities (Cost $236,728)			222,469

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$722	$207
1.000% due 07/09/2029		149	41
3.500% due 07/09/2041 þ		4,395	1,140
3.625% due 07/09/2035 þ		1,323	331
15.500% due 10/17/2026	ARS	31,468	8

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	14,000	2,708

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	8,424	406

Total Sovereign Issues (Cost $6,793)			4,841

SHORT-TERM INSTRUMENTS 43.1%

COMMERCIAL PAPER 8.0%

Ameren Corp.
5.550% due 10/10/2023		$250	250
5.550% due 10/12/2023		250	250

American Electric Power Co., Inc.
5.510% due 10/04/2023		250	250
5.570% due 10/16/2023		250	249

Arrow Electronics, Inc.
5.850% due 10/03/2023		700	700
5.900% due 10/25/2023 (b)		250	249
5.900% due 10/26/2023 (b)		300	299

AutoNation, Inc.
5.950% due 10/11/2023		1,300	1,297

Bacardi Martini BV
6.000% due 10/11/2023		350	349

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	4,200	3,078

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		2,800	2,052

Conagra Brands, Inc.
5.750% due 10/11/2023		$800	798

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		650	648
5.520% due 10/30/2023		1,000	995

Crown Castle, Inc.
6.000% due 11/02/2023		1,000	994
6.020% due 10/17/2023		900	897
6.050% due 10/03/2023		1,100	1,099

Diageo Capital PLC
5.500% due 10/23/2023		350	349
5.550% due 11/07/2023		800	795

Discovery Communications LLC
5.970% due 10/16/2023 (b)		1,700	1,696

Dominion Resources, Inc.
5.540% due 10/24/2023		250	249
5.550% due 10/11/2023		450	449
5.550% due 10/17/2023		250	249
5.550% due 10/26/2023		250	249
5.570% due 10/30/2023		300	299

Electricite de France SA
5.510% due 10/23/2023		250	249
5.510% due 10/27/2023		700	697

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		250	250
5.560% due 10/20/2023		500	498

Enel Finance America LLC
5.550% due 10/18/2023		300	299
5.550% due 10/31/2023		250	249

Energy Transfer LP
5.850% due 10/04/2023		400	400

Entergy Corp.
5.500% due 10/04/2023		250	250
5.520% due 10/05/2023		250	250
5.520% due 10/06/2023		250	250
5.550% due 10/05/2023		250	250

Fidelity National Information services, Inc.
5.530% due 10/04/2023		250	250
5.530% due 10/12/2023		250	250
5.550% due 10/16/2023		300	299

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 10/17/2023	$1,200	$1,197
5.550% due 10/19/2023	250	249

Global Payments, Inc.
6.030% due 10/16/2023	700	698
6.030% due 10/19/2023	800	797
6.030% due 10/25/2023	1,700	1,693

Humana, Inc.
5.580% due 10/16/2023	250	249
5.580% due 10/17/2023	450	449
5.580% due 10/23/2023	250	249
5.580% due 10/26/2023	250	249

Intercontinental Exchange, Inc.
5.560% due 10/16/2023	250	249
5.560% due 10/25/2023	250	249
5.560% due 10/26/2023	250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	350	350

L3Harris Technologies, Inc.
5.620% due 10/10/2023	600	599
5.630% due 10/10/2023	250	250
5.650% due 10/03/2023	600	600

LSEGA Financing PLC
5.510% due 10/26/2023	250	249
5.520% due 10/20/2023	250	249

Marathon Oil Corp.
6.000% due 10/06/2023	750	749
6.030% due 10/13/2023	400	399

Marriott International, Inc.
5.540% due 10/11/2023	250	250
5.540% due 10/20/2023	500	498

Microchip Technology, Inc.
5.600% due 10/11/2023	250	250
5.600% due 10/30/2023	350	348
5.600% due 11/07/2023	350	348

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	250	250
5.520% due 10/17/2023	450	449
5.520% due 10/18/2023	300	299
5.520% due 10/19/2023	250	249

Oracle Corp.
5.500% due 10/23/2023	400	399
5.510% due 10/23/2023	950	947
5.510% due 10/27/2023	550	548

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.520% due 10/26/2023		$1,000	$996
5.530% due 11/08/2023		250	248

Penske Truck Leasing Co. LP
5.510% due 10/04/2023		250	250

Quanta Services, Inc.
5.900% due 10/10/2023		500	499

Royal Bank of Canada
5.203% due 10/03/2023	CAD	3,600	2,649
5.279% due 11/01/2023		900	659

RTX Corp.
5.480% due 10/04/2023		$400	400

Sempra Energy
5.530% due 10/17/2023		250	249
5.530% due 10/23/2023		250	249

Southern California Edison
5.550% due 10/02/2023		250	250
5.550% due 10/13/2023 (b)		350	349

Targa Resources Corp.
6.150% due 10/16/2023		250	249
6.150% due 10/23/2023		550	548

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	1,900	1,393
5.118% due 10/27/2023		1,000	733
5.124% due 11/01/2023		1,700	1,246

VW Credit, Inc.
5.570% due 10/17/2023		$450	449

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		1,700	1,699
6.050% due 10/13/2023		250	249

			51,451

REPURCHASE AGREEMENTS (h) 31.7%
			203,806

SHORT-TERM NOTES 1.2%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		3,100	3,100

Fifth Third Auto Trust
5.618% due 08/15/2024		788	789

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		$3,974	$3,975

			7,864

JAPAN TREASURY BILLS 2.0%
(0.197)% due 10/30/2023 - 01/09/2024 (b)(d)(e)	JPY	1,920,000	12,852

U.S. TREASURY BILLS 0.2%
5.426% due 11/09/2023 - 11/16/2023 (b)(d)(e)(j)		$984	978

Total Short-Term Instruments (Cost $277,586)			276,951

Total Investments in Securities (Cost $887,602)			855,180

		SHARES
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short-Term Floating NAV Portfolio III		4,059,060	39,458

Total Short-Term Instruments (Cost $39,973)			39,458

Total Investments in Affiliates (Cost $39,973)			39,458

Total Investments 139.3% (Cost $927,575)			$894,638

Financial Derivative Instruments (i)(k) 1.1% (Cost or Premiums, net $7,285)			7,285

Other Assets and Liabilities, net (40.4)%			(259,655)

Net Assets 100.0%			$642,268

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	09/29/2023	10/02/2023	$95,400	U.S. Treasury Notes 0.500% due 02/28/2026	$(97,477)	$95,400	$95,443
	5.330	10/02/2023	10/03/2023	95,800	U.S. Treasury Notes 3.500% due 01/31/2030	(97,806)	95,800	95,800
FICC	5.310	09/29/2023	10/02/2023	11,100	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(11,322)	11,100	11,105
	2.600	09/29/2023	10/02/2023	1,506	U.S. Treasury Notes 5.000% due 08/31/2025	(1,536)	1,506	1,506

Total Repurchase Agreements						$(208,141)	$203,806	$203,854

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$191,243	$0	$0	$191,243	$(195,283)	$(4,040)
FICC	12,611	0	0	12,611	(12,858)	(247)

Total Borrowings and Other Financing Transactions	$203,854	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	2	$	2	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	2		2	0	(1)

Total Written Options						$(1)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2023	249	$53,852	$(2,450)	$0	$(149)
Euro STOXX 50 December Futures	12/2023	297	13,201	(258)	148	0
FTSE 100 Index December Futures	12/2023	43	4,025	62	20	0
Nikkei 225 Yen-denominated December Futures	12/2023	75	7,986	(201)	0	(69)
U.S. Treasury 2-Year Note December Futures	12/2023	413	83,720	(227)	42	0
U.S. Treasury 5-Year Note December Futures	12/2023	47	4,952	(39)	7	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	68	8,071	(597)	25	0

				$(3,710)	$242	$(218)

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	24	$(3,264)	$82	$40	$(39)
Euro-Buxl 30-Year Bond December Futures	12/2023	9	(1,164)	103	27	(27)
U.S. Treasury 10-Year Note December Futures	12/2023	317	(34,256)	478	0	(65)

				$663	$67	$(131)

Total Futures Contracts				$(3,047)	$309	$(349)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.853%	$ 700	$12	$(9)	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	200	(1)	1	0	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919	EUR 600	1	1	2	0	0

						$12	$(7)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$2,000	$20	$(1)	$19	$0	$(6)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	0	3	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	13,700	207	(21)	186	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	85,600	1,097	(43)	1,054	0	(16)

					$ 1,327	$(65)	$1,262	$0	$(22)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	2,470,000	$(19)	$125	$106	$82	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	46,300	(1,851)	147	(1,704)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		66,200	1,238	529	1,767	0	(4)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		22,000	(232)	2	(230)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	903	1,181	0	(26)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	89	86	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	926	1,335	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		24,700	210	889	1,099	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,200	1,750	789	2,539	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	2,117	5,341	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		500	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		300	(1)	(13)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,000	(4)	(39)	(43)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		600	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(3)	(28)	(31)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,100	(4)	(25)	(29)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,100	(4)	(6)	(10)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	(4)	(6)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		700	(3)	(3)	(6)	0	(6)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,300	(309)	(3)	(312)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	0.896	Semi-Annual	11/15/2045		5,800	2	(2,975)	(2,973)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	4,067	6,645	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,000	232	159	391	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		7,100	382	1,188	1,570	0	(29)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	142,400	0	(381)	(381)	107	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	30,900	(32)	(373)	(405)	0	(165)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	400	(2)	(2)	(4)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,000	(4)	(3)	(7)	0	(7)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	89

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month EUR-EURIBOR	3.000%	Annual	03/20/2034	EUR	11,300	$(115)	$(217)	$(332)	$0	$(5)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		4,900	48	232	280	0	(15)

							$7,758	$8,043	$15,801	$215	$(495)

Total Swap Agreements							$9,097	$7,971	$17,068	$215	$(517)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$309	$217	$526		$(2)	$(349)	$(517)	$(868)

(j)

Securities with an aggregate market value of $6,168 and cash of $11,468 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	344		$222	$1	$0
	03/2024	CNH	7,344		1,019	3	0

BOA	10/2023	CAD	13,737		10,092	0	(22)
	10/2023	DKK	2,071		293	0	0
	10/2023	MYR	19,339		4,144	10	0
	10/2023		$16,924	CHF	15,508	19	0
	10/2023		621	DKK	4,258	0	(17)
	11/2023	CHF	15,459		$16,924	0	(19)
	11/2023		$293	DKK	2,067	0	0
	11/2023		192	MXN	3,274	0	(5)
	11/2023		312	ZAR	5,963	2	0
	12/2023	HKD	201,223		$25,753	14	0
	12/2023	INR	3,507		42	0	0
	12/2023	KRW	543,046		409	6	0
	12/2023	PHP	10		0	0	0
	02/2024		$1,179	CNY	8,336	0	(24)
	03/2024	CNH	10,337		$1,427	1	(4)

BPS	10/2023	BRL	1,660		331	1	0
	10/2023	CHF	51,682		59,124	2,663	0
	10/2023	EUR	262		285	8	0
	10/2023	GBP	313		397	15	0

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023	JPY	485,000		$3,350	$104	$0
	10/2023	THB	408,966		11,476	228	0
	10/2023		$334	BRL	1,660	0	(4)
	10/2023		74,149	EUR	69,971	0	(171)
	10/2023		7,264	GBP	5,910	0	(53)
	10/2023		4,516	SEK	49,024	0	(29)
	10/2023		849	ZAR	15,975	4	(10)
	11/2023	EUR	69,971		$74,240	171	0
	12/2023	KRW	951,287		717	11	0
	12/2023	TWD	66,468		2,085	13	0
	12/2023		$213	TWD	6,737	0	(3)
	02/2024		2,094	CNY	14,865	0	(33)
	03/2024	CNH	7,373		$1,025	5	0
	03/2024	TWD	340,337		10,803	106	0
	03/2024		$120	IDR	1,844,009	0	(1)

BRC	10/2023	JPY	206,100		$1,404	25	0
	10/2023	SEK	48,844		4,463	0	(8)
	11/2023		$4,463	SEK	48,785	8	0
	12/2023		179	TWD	5,653	0	(3)
	01/2024	JPY	970,000		$6,603	5	0
	01/2024		$740	PLN	3,237	0	(3)

BSH	01/2024	BRL	9,000		$1,806	35	0

CBK	10/2023		2,585		521	7	0
	10/2023	CAD	6,400		4,799	86	0
	10/2023	DKK	11,600		1,722	78	0
	10/2023	GBP	761		950	21	0
	10/2023	MXN	732		42	0	0
	10/2023		$516	BRL	2,585	0	(2)
	10/2023		42,053	CHF	38,621	140	0
	10/2023		263	NOK	2,828	1	0
	11/2023	CHF	38,499		$42,053	0	(141)
	11/2023	NOK	2,826		263	0	(1)
	11/2023		$190	BRL	928	0	(6)
	12/2023		331		1,672	0	0
	12/2023		3	MXN	55	0	0

DUB	10/2023	THB	220,080		$6,190	137	0
	10/2023		$139	CZK	3,191	0	(1)
	10/2023		11,792	JPY	1,753,299	0	(60)
	11/2023	JPY	1,744,984		$11,792	60	0
	12/2023	INR	23,516		282	0	0
	12/2023	KRW	362,066		273	4	0
	12/2023		$378	CLP	337,875	0	0
	12/2023		286	ILS	1,090	1	0
	03/2024	CNH	6,997		$971	3	0

GLM	10/2023	JPY	305,600		2,080	35	0
	10/2023	MXN	6,487		368	0	(4)
	10/2023	MYR	1,349		289	1	0
	10/2023		$8	MXN	149	0	0
	10/2023		283	MYR	1,319	0	(1)
	10/2023		97	ZAR	1,828	0	(1)
	11/2023	CAD	1,700		$1,260	8	0
	11/2023		$3,751	BRL	18,809	0	(25)
	11/2023		581	TRY	16,270	0	(16)
	12/2023		2,443	MXN	42,379	0	(40)
	01/2024	BRL	5,000		$987	3	0
	03/2024	CNH	3,199		443	1	0
	03/2024		$161	IDR	2,472,839	0	(2)

JPM	10/2023	DKK	2,187		$309	0	(1)
	10/2023	MXN	31,138		1,773	0	(9)
	10/2023		$1,768	NOK	19,064	14	0
	11/2023	NOK	19,048		$1,768	0	(14)
	11/2023		$309	DKK	2,183	1	0
	11/2023		61	ZAR	1,158	0	0
	12/2023	INR	9,796		$117	0	0
	12/2023	SGD	8,995		6,630	26	0
	12/2023	TWD	276,836		8,753	123	0
	01/2024	JPY	641		4	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2023	CAD	1,000		$741	$4	$0
	10/2023	EUR	69,709		75,358	1,657	0
	10/2023	GBP	44,078		55,406	1,627	0
	10/2023	JPY	3,086,013		21,898	1,192	0
	10/2023		$12,821	CAD	17,337	0	(57)
	11/2023	CAD	17,330		$12,821	57	0
	12/2023	KRW	599,499		447	2	0
	12/2023		$422	ILS	1,608	1	0
	01/2024		177	HUF	64,918	0	(4)

MYI	10/2023	AUD	5,686		$3,647	0	(9)
	10/2023	CAD	1,900		1,407	8	0
	10/2023	CHF	1,710		1,918	50	0
	10/2023	DKK	1,805		266	10	0
	10/2023		$867	AUD	1,343	0	(3)
	10/2023		841	CAD	1,137	0	(4)
	10/2023		721	CHF	635	0	(28)
	10/2023		1,020	MYR	4,759	0	(3)
	10/2023		435	THB	15,848	1	0
	11/2023		3,651	AUD	5,686	9	0
	12/2023	KRW	1,588,965		$1,198	18	0
	12/2023	TWD	191,751		6,090	113	0
	12/2023		$676	PHP	38,636	6	0
	02/2024		1,229	CNY	8,704	0	(22)
	03/2024	CNH	7,009		$972	3	0
	03/2024		$1,316	IDR	20,256,481	0	(10)

NGF	10/2023		43,157	JPY	6,415,340	0	(228)
	11/2023	JPY	6,384,957		$43,157	226	0
	03/2024	TWD	289,735		9,218	112	0

SCX	10/2023	CHF	1,226		1,378	39	0
	10/2023	GBP	978		1,220	27	0
	10/2023	MYR	26,923		5,772	17	0
	10/2023		$6,524	JPY	970,000	0	(5)
	11/2023		515	BRL	2,586	0	(3)
	12/2023	INR	10,954		$131	0	0
	12/2023	PHP	34		1	0	0
	12/2023	TWD	148,076		4,703	87	0
	03/2024	CNH	6,881		950	0	(1)
	03/2024	TWD	184,759		5,853	46	0
	03/2024		$105	IDR	1,613,737	0	(1)

SOG	12/2023	HKD	3,352		$429	0	0

SSB	10/2023	NOK	21,890		2,066	20	0
	10/2023		$191	BRL	926	0	(6)
	12/2023		156	TWD	4,921	0	(3)

TOR	10/2023	CHF	167		$190	7	0
	10/2023	JPY	6,259,764		42,885	997	0
	10/2023		$48,859	GBP	40,220	213	0
	10/2023		7,158	JPY	1,067,326	0	(16)
	11/2023	GBP	40,220		$48,868	0	(214)
	11/2023	JPY	2,080,687		14,024	34	0
	12/2023	INR	9,483		114	0	0
	03/2024	CNH	3,328		461	1	0

UAG	10/2023	AUD	2,003		1,286	0	(2)
	10/2023	JPY	864,418		5,952	168	0
	10/2023		$4,299	AUD	6,690	8	(5)
	11/2023	CAD	5,100		$3,786	30	0
	11/2023		$1,287	AUD	2,003	2	0
	11/2023		17	SEK	180	0	0
	12/2023	KRW	378,926		$286	5	0

Total Forward Foreign Currency Contracts						$11,005	$(1,357)

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	500	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	500	(2)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	400	(2)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	600	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	600	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	600	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	600	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	400	(1)	(2)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	700	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	700	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	400	(1)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	600	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	600	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	600	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	500	(2)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	500	(2)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	500	(2)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	200	(1)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	400	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	400	(2)	(13)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	200	(1)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	200	(1)	(2)

Total Written Options							$(67)	$(96)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,409	$(623)	$526	$0	$(97)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	4,234	(1,121)	950	0	(171)

						$(1,744)	$1,476	$0	$(268)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	93

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

TOTAL RETURN SWAPS ON AND EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	2,800	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	$25,891	$0	$118	$118	$0
	Pay	S&P 500 Total Return Index	2,866	5.910% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	26,501	0	124	124	0

BPS	Pay	NDUEEGF Index	16,144	5.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/01/2023	7,990	0	34	34	0
	Receive	RALVEIIT Index	46,158	6.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	7,706	0	(35)	0	(35)
	Pay	NDUEEGF Index	5,058	5.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	2,503	0	11	11	0
		NDDUWXUS Index	1,128	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	8,033	0	0	0	0

BRC	Receive	RALVEIET Index	882,779	6.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	113,570	0	(23)	0	(23)
	Pay	NDDUWXUS Index	6,229	5.460% (1-Month USD-LIBOR less a specified spread)	Monthly	03/06/2024	44,358	0	180	180	0

CBK	Pay	NDDUWXUS Index	4,106	5.210% (1-Month USD-LIBOR less a specified spread)	Monthly	02/07/2024	29,240	0	118	118	0
	Pay	NDDUWXUS Index	7,574	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	53,936	0	144	144	0
	Pay	NDDUWXUS Index	7,897	5.260% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	56,236	0	226	226	0

FAR	Receive	RALVEIUT Index	3,755	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	868	0	(4)	0	(4)

GST	Pay	S&P 500 Total Return Index	911	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	8,424	0	37	37	0
	Pay	S&P 500 Total Return Index	630	5.920% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	5,825	0	18	18	0
	Pay	S&P 500 Total Return Index	3,492	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	32,290	0	152	152	0
	Pay	S&P 500 Total Return Index	864	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	7,989	0	36	36	0
	Pay	S&P 500 Total Return Index	1,315	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	12,159	0	0	0	0

JPM	Pay	NDUEEGF Index	6,335	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	3,135	0	11	11	0
	Receive	RALVEIET Index	624,427	6.280% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	80,361	0	(359)	0	(359)

MBC	Receive	RALVEIIT Index	692,999	5.975% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	115,689	0	(526)	0	(526)

MEI	Receive	RALVEIIT Index	73,924	6.035% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	12,341	0	(57)	0	(57)
	Pay	NDUEEGF Index	29,480	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	14,590	0	66	66	0
	Pay	NDDUWXUS Index	496	5.170% (1-Month USD-LIBOR less a specified spread)	Monthly	02/07/2024	3,532	0	14	14	0
	Receive	RALVEIIT Index	762,550	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	127,300	0	(544)	0	(544)
	Pay	NDUEEGF Index	15,710	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	7,775	0	32	32	0
	Pay	NDUEEGF Index	5,927	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	2,933	0	8	8	0
		NDUEEGF Index	8,911	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	09/25/2024	4,410	0	0	0	0

MYI	Receive	RALVEIIT Index	3,459	6.060% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	576	0	1	1	0
	Receive	RALVEIIT Index	507,779	6.000% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	84,769	0	(387)	0	(387)
	Receive	RALVEIUT Index	340,345	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	78,712	0	(353)	0	(353)
	Receive	RALVEIIT Index	168,196	6.040% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	28,030	0	35	35	0
	Receive	RALVEIUT Index	660,652	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	152,789	0	(612)	0	(612)
	Pay	S&P 500 Total Return Index	3,007	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	27,805	0	126	126	0

94	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	RALVEIIT Index	71,922	6.045% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	$12,007	$0	$(37)	$0	$(37)

RBC	Receive	RALVEIUT Index	328,907	5.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	76,066	0	(306)	0	(306)
	Pay	S&P 500 Total Return Index	75	5.570% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	693	0	3	3	0
	Receive	RALVEIUT Index	329,755	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	76,262	0	(340)	0	(340)

UAG	Pay	NDUEEGF Index	49,190	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	24,344	0	102	102	0
	Pay	NDUEEGF Index	59,011	5.490% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	29,205	0	124	124	0
	Pay	S&P 500 Total Return Index	4,937	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	45,651	0	204	204	0
	Pay	NDUEEGF Index	1,042	5.320% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	516	0	2	2	0

								$0	$(1,657)	$1,926	$(3,583)

Total Swap Agreements								$(1,744)	$(181)	$1,926	$(3,851)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$4	$0	$0	$4	$0	$0	$0	$0	$4	$0	$4
BOA	52	0	242	294	(91)	0	(97)	(188)	106	(2,690)	(2,584)
BPS	3,329	0	45	3,374	(304)	(17)	(35)	(356)	3,018	(3,438)	(420)
BRC	38	0	180	218	(14)	(8)	(194)	(216)	2	(850)	(848)
BSH	35	0	0	35	0	0	0	0	35	0	35
CBK	333	0	488	821	(150)	(7)	0	(157)	664	(5,070)	(4,406)
DUB	205	0	0	205	(61)	0	0	(61)	144	0	144
FAR	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
GLM	48	0	0	48	(89)	(28)	0	(117)	(69)	0	(69)
GST	0	0	243	243	0	0	0	0	243	(2,770)	(2,527)
JPM	164	0	11	175	(24)	(28)	(359)	(411)	(236)	375	139
MBC	4,540	0	0	4,540	(61)	0	(526)	(587)	3,953	(2,690)	1,263
MEI	0	0	120	120	0	0	(601)	(601)	(481)	1,518	1,037
MYC	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
MYI	218	0	162	380	(79)	0	(1,389)	(1,468)	(1,088)	6,144	5,056
NGF	338	0	0	338	(228)	0	0	(228)	110	0	110
RBC	0	0	3	3	0	0	(646)	(646)	(643)	3,902	3,259
SCX	216	0	0	216	(10)	0	0	(10)	206	(130)	76
SSB	20	0	0	20	(9)	0	0	(9)	11	0	11
TOR	1,252	0	0	1,252	(230)	0	0	(230)	1,022	(800)	222
UAG	213	0	432	645	(7)	0	0	(7)	638	(4,720)	(4,082)

Total Over the Counter	$11,005	$0	$1,926	$12,931	$(1,357)	$(96)	$(3,851)	$(5,304)

(l)

Securities with an aggregate market value of $11,940 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	95

Schedule of Investments	PIMCO RAE Worldwide Long/Short PLUS Fund	(Cont.)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$168	$0	$141	$309
Swap Agreements	0	2	0	0	215	217

	$0	$2	$168	$0	$356	$526

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,005	$0	$11,005
Swap Agreements	0	0	1,926	0	0	1,926

	$0	$0	$1,926	$11,005	$0	$12,931

	$0	$2	$2,094	$11,005	$356	$13,457

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	218	0	131	349
Swap Agreements	0	22	0	0	495	517

	$0	$22	$218	$0	$628	$868

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,357	$0	$1,357
Written Options	0	0	0	0	96	96
Swap Agreements	0	268	3,583	0	0	3,851

	$0	$268	$3,583	$1,357	$96	$5,304

	$0	$290	$3,801	$1,357	$724	$6,172

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	(614)	0	(1,254)	(1,868)
Swap Agreements	0	1,531	0	0	(1,001)	530

	$0	$1,531	$(614)	$0	$(2,249)	$(1,332)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,866	$0	$8,866
Written Options	0	0	0	0	109	109
Swap Agreements	0	80	(4,606)	0	0	(4,526)

	$0	$80	$(4,606)	$8,866	$109	$4,449

	$0	$1,611	$(5,220)	$8,866	$(2,140)	$3,117

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(2,847)	$0	$(288)	$(3,135)
Swap Agreements	0	(434)	0	0	8,441	8,007

	$0	$(434)	$(2,847)	$0	$8,153	$4,872

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,265	$0	$13,265
Written Options	0	0	0	0	(30)	(30)
Swap Agreements	0	(276)	(1,840)	0	0	(2,116)

	$0	$(276)	$(1,840)	$13,265	$(30)	$11,119

	$0	$(710)	$(4,687)	$13,265	$8,123	$15,991

96	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52,951	$0	$52,951
Industrials	0	21,525	0	21,525
Utilities	0	3,155	0	3,155
U.S. Government Agencies	0	160,151	0	160,151
U.S. Treasury Obligations	0	34,773	0	34,773
Non-Agency Mortgage-Backed Securities	2,800	73,754	1,810	78,364
Asset-Backed Securities	0	222,469	0	222,469
Sovereign Issues	0	4,841	0	4,841
Short-Term Instruments
Commercial Paper	0	51,451	0	51,451
Repurchase Agreements	0	203,806	0	203,806
Short-Term Notes	0	7,864	0	7,864
Japan Treasury Bills	0	12,852	0	12,852
U.S. Treasury Bills	0	978	0	978

	$2,800	$850,570	$1,810	$855,180

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,458	$0	$0	$39,458

Total Investments	$42,258	$850,570	$1,810	$894,638

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$235	$289	$0	$524
Over the counter	0	12,931	0	12,931

	$235	$13,220	$0	$13,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(284)	(584)	0	(868)
Over the counter	0	(5,036)	(268)	(5,304)

	$(284)	$(5,620)	$(268)	$(6,172)

Total Financial Derivative Instruments	$(49)	$7,600	$(268)	$7,283

Totals	$42,209	$858,170	$1,542	$901,921

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	97

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the Funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

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(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAE Fundamental Advantage PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS Fund	Quarterly	Quarterly

PIMCO RAE PLUS EMG Fund	Quarterly	Quarterly

PIMCO RAE PLUS International Fund	Quarterly	Quarterly

PIMCO RAE PLUS Small Fund	Quarterly	Quarterly

PIMCO RAE Worldwide Long/Short PLUS Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

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Notes to Financial Statements	(Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated

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responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.)

equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted

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Notes to Financial Statements	(Cont.)

prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product

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and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$0	$28,221	$0	$0	$61	$28,282	$244	$0

PIMCO RAE PLUS Fund	0	27,055	0	0	59	27,114	234	0

PIMCO RAE PLUS EMG Fund	1,042	12,136	0	0	32	13,210	121	0

PIMCO RAE PLUS International Fund	0	10,196	0	0	20	10,216	80	0

PIMCO RAE PLUS Small Fund	0	7,411	0	0	16	7,427	64	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$1,095	$18	$(1,114)	$1	$0	$0	$20	$0

PIMCO RAE PLUS Fund	45	1	(46)	0	0	0	1	0

PIMCO RAE PLUS EMG Fund	125	2,475	(1,100)	0	0	1,500	16	0

PIMCO RAE PLUS International Fund	88	1,576	(1,500)	0	0	164	5	0

PIMCO RAE PLUS Small Fund	148	5,102	0	0	(2)	5,248	49	0

PIMCO RAE Worldwide Long/Short PLUS Fund	46,001	1,055	(7,600)	(102)	104	39,458	1,055	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

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Notes to Financial Statements	(Cont.)

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Funds have used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery

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or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements	(Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit

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event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date

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Notes to Financial Statements	(Cont.)

and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE PLUS Fund	PIMCO RAE PLUS EMG Fund	PIMCO RAE PLUS International Fund	PIMCO RAE PLUS Small Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Smaller Company	—	—	—	—	X	—

Management	X	X	X	X	X	X

Model	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons

(e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative

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contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements	(Cont.)

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by a Fund’s sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its

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investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Notes to Financial Statements	(Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class R
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	N/A	N/A		0.40%	N/A	N/A
PIMCO RAE PLUS Fund	0.54%	0.25%	0.35%	0.45%	(1)	0.40%	0.40%	N/A
PIMCO RAE PLUS EMG Fund	0.80%	0.30%	0.40%	N/A		0.45%	0.45%	N/A
PIMCO RAE PLUS International Fund	0.57%	0.25%	0.35%	N/A		0.35%	N/A	0.35%	*
PIMCO RAE PLUS Small Fund	0.59%	0.25%	0.35%	N/A		0.35%	0.35%	0.35%	*
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%	N/A		0.40%	0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net

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Notes to Financial Statements	(Cont.)

assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO RAE PLUS Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Fund below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RAE PLUS Fund	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAE Fundamental Advantage PLUS Fund	$1,018,089	$817,006	$114,570	$16,451

PIMCO RAE PLUS Fund	1,349,890	1,104,619	157,511	55,581

PIMCO RAE PLUS EMG Fund	377,523	321,462	39,213	5,918

PIMCO RAE PLUS International Fund	239,953	198,899	28,840	3,749

PIMCO RAE PLUS Small Fund	248,540	210,651	18,932	6,512

PIMCO RAE Worldwide Long/Short PLUS Fund	909,226	742,017	135,406	29,552

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund				PIMCO RAE PLUS Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares~	Amount
Receipts for shares sold

Institutional Class	19,273	$158,359	30,268	$257,707	1,045	$17,600	27,035	$509,938

I-2	N/A	N/A	N/A	N/A	992	16,304	2,875	50,391

I-3	N/A	N/A	N/A	N/A	17	284	204	3,714

Class A	9	65	446	3,890	812	12,167	3,209	51,632

Class C	N/A	N/A	N/A	N/A	56	702	367	5,087
Issued as reinvestment of distributions

Institutional Class	799	6,498	4,034	34,977	218	3,728	3,068	51,969

I-2	N/A	N/A	N/A	N/A	122	2,053	1,677	27,854

I-3	N/A	N/A	N/A	N/A	4	59	76	1,256

Class A	13	102	91	763	317	4,863	4,289	65,226

Class C	N/A	N/A	N/A	N/A	37	469	827	10,539
Cost of shares redeemed

Institutional Class	(14,250)	(117,682)	(43,152)	(381,286)	(4,793)	(80,120)	(30,087)	(533,804)

I-2	N/A	N/A	N/A	N/A	(1,903)	(31,158)	(7,068)	(123,957)

I-3	N/A	N/A	N/A	N/A	(262)	(4,367)	(145)	(2,569)

Class A	(309)	(2,426)	(403)	(3,362)	(3,334)	(49,914)	(6,430)	(102,139)

Class C	N/A	N/A	N/A	N/A	(968)	(12,043)	(3,012)	(40,769)

Net increase (decrease) resulting from Fund share transactions	5,535	$44,916	(8,716)	$(87,311)	(7,640)	$(119,373)	(3,115)	$(25,632)

	PIMCO RAE PLUS EMG Fund				PIMCO RAE PLUS International Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,070	$26,235	33,946	$213,866	450	$3,061	18,312	$169,483

I-2	683	4,659	3,269	20,010	13	87	42	388

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	314	1,937	9,462	54,977	115	752	1,116	9,448

Class C	15	94	96	527	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	802	5,223	2,937	16,918	553	3,744	9,316	58,945

I-2	25	161	159	908	2	12	44	270

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	40	250	150	837	14	94	489	2,960

Class C	3	14	13	66	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,219)	(34,008)	(30,508)	(192,863)	(1,748)	(11,900)	(15,652)	(135,487)

I-2	(713)	(4,838)	(5,038)	(32,118)	(18)	(117)	(44)	(315)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(388)	(2,405)	(9,605)	(56,829)	(158)	(1,030)	(1,389)	(9,769)

Class C	(27)	(154)	(170)	(956)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(395)	$(2,832)	4,711	$25,343	(777)	$(5,297)	12,234	$95,923

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	117

Notes to Financial Statements	(Cont.)

	PIMCO RAE PLUS Small Fund				PIMCO RAE Worldwide Long/Short PLUS Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	583	$7,806	6,552	$93,322	13,636	$104,361	27,992	$218,123

I-2	325	4,157	1,528	20,942	313	2,440	538	4,264

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	126	1,630	566	7,647	87	660	790	6,346

Class C	6	66	267	3,155	2	13	67	543
Issued as reinvestment of distributions

Institutional Class	0	0	415	5,914	281	2,144	7,581	58,804

I-2	0	0	62	854	2	15	78	610

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	0	0	67	907	6	42	298	2,305

Class C	0	0	15	175	0	0	49	378
Cost of shares redeemed

Institutional Class	(1,301)	(17,423)	(8,725)	(120,571)	(12,842)	(98,533)	(42,281)	(337,495)

I-2	(504)	(6,591)	(1,620)	(21,916)	(450)	(3,460)	(540)	(4,260)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(388)	(4,937)	(833)	(11,060)	(318)	(2,418)	(752)	(5,846)

Class C	(66)	(739)	(180)	(2,020)	(132)	(1,003)	(468)	(3,736)

Net increase (decrease) resulting from Fund share transactions	(1,219)	$(16,031)	(1,886)	$(22,651)	585	$4,261	(6,648)	$(59,964)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.

At a meeting held on February 15-16, 2022, the Board ratified a reverse share split for each class of PIMCO RAE PLUS International Fund pursuant to which shareholders received one share in exchange for every five shares of the Fund.

At a meeting held on February 15-16, 2022, the Board ratified a reverse share split for each class of PIMCO RAE PLUS Small Fund pursuant to which shareholders received one share in exchange for every four shares of the Fund.

The reverse share splits were effective March 25, 2022. While the reverse share splits reduced the number of outstanding shares of each class of each Fund, they proportionately increased the NAV per share of each class of each Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of a Fund, with each Fund affecting its reverse share split at its own ratio. The reverse share splits did not alter the rights or total value of a shareholder’s investment in the Funds, nor were they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 25, 2022 for each Fund has been adjusted to reflect the reverse share split.

At a meeting held on February 7, 2023, the Board ratified a reverse share split for each class of PIMCO RAE PLUS Fund ( the “Fund”) pursuant to which shareholders received one share in exchange for every three shares of the Fund.

The reverse share splits were effective March 24, 2023. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits do not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RAE Fundamental Advantage PLUS Fund	0	2	0%	94%

PIMCO RAE PLUS EMG Fund	0	1	0%	45%

PIMCO RAE PLUS International Fund	0	2	0%	75%

PIMCO RAE Worldwide Long/Short PLUS Fund	0	2	0%	92%

118	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2023	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAE Fundamental Advantage PLUS Fund*	$666,338	$233,383

PIMCO RAE PLUS Fund	33,997	23,231

PIMCO RAE PLUS EMG Fund*	164,708	43,691

PIMCO RAE PLUS International Fund*	3,852	21,972

PIMCO RAE PLUS Small Fund*	12,327	16,485

PIMCO RAE Worldwide Long/Short PLUS Fund	91,352	76,289

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$991,361	$53,622	$(58,601)	$(4,979)

PIMCO RAE PLUS Fund	1,429,575	51,243	(79,854)	(28,611)

PIMCO RAE PLUS EMG Fund	307,442	15,787	(14,601)	1,186

PIMCO RAE PLUS International Fund	235,236	5,227	(10,804)	(5,577)

PIMCO RAE PLUS Small Fund	181,594	4,268	(11,899)	(7,631)

PIMCO RAE Worldwide Long/Short PLUS Fund	935,151	29,663	(48,530)	(18,867)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	119

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	NOK	Norwegian Krone

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona

CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar

CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	ERADXULT	eRAFI International Large Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

CDX.EM	Credit Derivatives Index - Emerging Markets	ERAEMLT	eRAFI Emerging Markets Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index

CDX.HY	Credit Derivatives Index - High Yield	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index

CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSST	eRAFI U.S. Small Strategy Index	S&P 500	Standard & Poor’s 500 Index

CIBO03M	Denmark Interbank 3-month Offered Rate	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate

CITF03M	Denmark 3-month Interest Rate Swap Offered rate	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	TSFR3M	Term SOFR 3-Month

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDUEEGF	iShares MSCI Emerging Markets ETF

Other Abbreviations:

ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BBR	Bank Bill Rate	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

120	PIMCO FUNDAMENTAL INDEX FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	121

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

122	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	123

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

124	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	125

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

126	PIMCO FUNDAMENTAL INDEX FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0256	$0.0000	$0.0158	$0.0414

September 2023	$0.0450	$0.0000	$0.0000	$0.0450

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0218	$0.0000	$0.0135	$0.0353

September 2023	$0.0374	$0.0000	$0.0000	$0.0374

PIMCO RAE PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.2108	$0.0000	$0.0000	$0.2108

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.2046	$0.0000	$0.0000	$0.2046

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.1876	$0.0000	$0.0000	$0.1876

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.1865	$0.0000	$0.0000	$0.1865

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.1481	$0.0000	$0.0000	$0.1481

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	127

Distribution Information	(Cont.)

PIMCO RAE PLUS EMG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0536	$0.0000	$0.0000	$0.0536

September 2023	$0.1275	$0.0000	$0.0000	$0.1275

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0525	$0.0000	$0.0000	$0.0525

September 2023	$0.1259	$0.0000	$0.0000	$0.1259

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0492	$0.0000	$0.0000	$0.0492

September 2023	$0.1213	$0.0000	$0.0000	$0.1213

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0419	$0.0000	$0.0000	$0.0419

September 2023	$0.1122	$0.0000	$0.0000	$0.1122

PIMCO RAE PLUS International Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0351	$0.0000	$0.0000	$0.0351

September 2023	$0.1256	$0.0000	$0.0000	$0.1256

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0339	$0.0000	$0.0000	$0.0339

September 2023	$0.1243	$0.0000	$0.0000	$0.1243

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0308	$0.0000	$0.0000	$0.0308

September 2023	$0.1199	$0.0000	$0.0000	$0.1199

PIMCO RAE PLUS Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

128	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0129	$0.0000	$0.0000	$0.0129

September 2023	$0.0143	$0.0000	$0.0000	$0.0143

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0113	$0.0000	$0.0000	$0.0113

September 2023	$0.0099	$0.0000	$0.0000	$0.0099

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0073	$0.0000	$0.0000	$0.0073

September 2023	$0.0070	$0.0000	$0.0000	$0.0070

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	129

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4004SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

		Page

Market Insights		2

Important Information About the Funds		3

Expense Examples		15

Benchmark Descriptions		17

Financial Highlights		18

Statements of Assets and Liabilities		26

Statements of Operations		30

Statements of Changes in Net Assets		32

Notes to Financial Statements		146

Glossary		174

Approval of Investment Advisory Contract and Other Agreements		175

Distribution Information		181

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Markets Bond Fund	8	34

PIMCO Emerging Markets Corporate Bond Fund	9	56

PIMCO Emerging Markets Currency and Short-Term Investments Fund	10	69

PIMCO Emerging Markets Full Spectrum Bond Fund	11	87

PIMCO Global Advantage® Strategy Bond Fund	12	92

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	13	110

PIMCO International Bond Fund (Unhedged)	14	128

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO INTERNATIONAL BOND FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (each a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously.

The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may invest in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark

Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

A Fund may have investments in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, and defense, among others — and Russia’s countermeasures may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund to

4	PIMCO INTERNATIONAL BOND FUNDS

sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, export and import controls, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions by the European Union against the NSD, as well as the potential for sanctions by other governments, could make it more difficult to conduct or confirm transactions involving Russian securities. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Portfolio to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1%

CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	—	Diversified
PIMCO Emerging Markets Currency and Short-Term Investments Fund	05/31/05	05/31/05	04/30/08	—	—	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	—	Diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	—	—	—	02/05/09	—	Diversified
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	—	09/30/03	10/02/95	10/02/95	Non-diversified
PIMCO International Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	04/27/18	02/28/06	07/30/04	07/30/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service

6	PIMCO INTERNATIONAL BOND FUNDS

agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX
I-2 - PEMPX	Class A - PAEMX
I-3 - PEBNX	Class C - PEBCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2023†§

United States	14.5%

Mexico	6.3%

Short-Term Instruments‡	5.7%

Brazil	5.7%

Turkey	4.4%

South Africa	4.3%

Dominican Republic	3.9%

Saudi Arabia	3.5%

Indonesia	3.5%

Luxembourg	3.3%

Egypt	2.7%

Romania	2.4%

Panama	2.1%

Chile	1.8%

United Arab Emirates	1.8%

Colombia	1.6%

Qatar	1.6%

United Kingdom	1.6%

Oman	1.5%

Cayman Islands	1.4%

Argentina	1.4%

Serbia	1.3%

Nigeria	1.2%

Ireland	1.1%

Ecuador	1.1%

Hungary	1.1%

Other	19.2%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	(0.80)%	9.83%	0.15%	2.04%	7.26%
PIMCO Emerging Markets Bond Fund I-2	(0.85)%	9.72%	0.05%	1.94%	7.15%
PIMCO Emerging Markets Bond Fund I-3	(0.87)%	9.68%	(0.00)%	1.89%	7.10%
PIMCO Emerging Markets Bond Fund Class A	(0.98)%	9.43%	(0.22)%	1.66%	6.84%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	(4.69)%	5.32%	(0.98)%	1.27%	6.68%
PIMCO Emerging Markets Bond Fund Class C	(1.34)%	8.62%	(0.97)%	0.90%	6.04%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	(2.31)%	7.62%	(0.97)%	0.90%	6.04%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	(1.14)%	8.61%	(0.09)%	2.24%	6.22%
Lipper Emerging Market Hard Currency Debt Funds Average	0.27%	10.61%	0.03%	1.35%	5.13%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.93% for Institutional Class shares, 1.03% for I-2 shares, 1.13% for I-3 shares, 1.30% for Class A shares and 2.05% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Legacy exposure to Russian external sovereign debt contributed to relative performance, as the price of select securities increased.

»	Overweight exposure to Ukrainian external corporate debt contributed to relative performance, as Ukrainian corporate spreads tightened.

»	Underweight exposure to emerging market spreads detracted from relative performance, as spreads tightened.

»	Exposure to Chinese external corporate debt detracted from relative performance, as spreads on Chinese corporate debt widened.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2023†§

Cayman Islands	11.7%

United States	11.2%

South Korea	6.2%

Mexico	5.6%

Indonesia	4.9%

Brazil	4.8%

Short-Term Instruments‡	4.5%

United Arab Emirates	3.7%

Chile	3.6%

South Africa	3.6%

Israel	3.5%

Netherlands	3.1%

India	2.9%

Peru	2.7%

United Kingdom	2.3%

Hong Kong	2.3%

Saudi Arabia	2.1%

Luxembourg	2.1%

Turkey	1.8%

Virgin Islands (British)	1.5%

Singapore	1.3%

Colombia	1.3%

Mauritius	1.3%

Kazakhstan	1.2%

Malaysia	1.1%

Dominican Republic	1.0%

Other	8.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	(0.91)%	7.39%	0.55%	1.77%	3.82%
J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	0.87%	7.88%	1.85%	3.42%	5.37%
Lipper Emerging Market Hard Currency Debt Funds Average	0.27%	10.61%	0.03%	1.35%	3.46%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report) was 0.91% for Institutional Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to Ukrainian corporate debt contributed to performance, as spreads tightened.

»	Underweight exposure to Hong Kong corporate debt contributed to performance, as spreads widened.

»	Exposure to Russian corporate debt detracted from performance, as these securities posted negative returns.

»	Exposure to Chinese corporate debt detracted from performance, as these securities posted negative returns.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Institutional Class - PLMIX	Class A - PLMAX
I-2 - PLMPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2023†§

Short-Term Instruments‡	41.8%

Brazil	19.7%

United States	10.3%

Mexico	7.1%

Dominican Republic	3.1%

South Africa	3.0%

Peru	2.2%

Poland	1.4%

Chile	1.4%

Other	10.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class	(0.04)%	11.42%	1.27%	0.37%	2.42%
PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2	(0.09)%	11.31%	1.17%	0.27%	2.32%
PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A	(0.24)%	10.98%	0.87%	(0.03)%	2.01%
PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A (adjusted)	(3.98)%	6.82%	0.10%	(0.41)%	1.80%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	(0.13)%	10.48%	0.08%	(0.51)%	2.11%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	(0.13)%	10.48%	0.08%	(0.51)%	1.98%
Lipper Alternative Currency Strategies Average	(1.06)%	7.18%	0.32%	(0.65)%	1.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.02% for Institutional Class shares, 1.12% for I-2 shares, and 1.42% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Currency and Short-Term Investments Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries, and in short-term investments. The Fund’s investments in currencies or Fixed Income Instruments, including short-term investments, may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries or in short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the Turkish lira contributed to relative performance, as the currency depreciated.

»	Underweight exposure to Dominican Republic local duration contributed to relative performance, as local rates fell.

»	Overweight exposure to the Dominican Republic peso detracted from relative performance, as the currency depreciated.

»	Exposure to Mexican local duration detracted from relative performance, as Mexican local yields rose.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Top 10 Holdings as of September 30, 2023†§

PIMCO Emerging Markets Local Currency and Bond Fund	40.3%

PIMCO Emerging Markets Bond Fund	21.8%

PIMCO Emerging Markets Corporate Bond Fund	20.5%

Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024	4.1%

Brazil Letras do Tesouro Nacional 0.000% due 04/01/2024	2.5%

Uniform Mortgage-Backed Security, TBA, 5.500% due 11/01/2053	0.8%

Uniform Mortgage-Backed Security, TBA, 5.000% due 11/01/2053	0.6%

Uniform Mortgage-Backed Security, TBA, 4.500% due 11/01/2053	0.6%

Uniform Mortgage-Backed Security, TBA, 4.000% due 10/01/2053	0.6%

Poinsettia Finance Ltd., 6.625% due 06/17/2031	0.3%
†	% of Investments, at value.

§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	(0.80)%	11.21%	0.88%	0.53%	(0.17)%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	(0.47)%	10.69%	0.49%	1.04%	0.33%
Lipper Emerging Market Hard Currency Debt Funds Average	0.27%	10.61%	0.03%	1.35%	0.57%♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 02/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses) was 2.01% for Institutional Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to the U.S. dollar contributed to performance, as the dollar spot delivered positive returns.

»	Overweight exposure to Dominican Republican local duration contributed to relative performance, as local rates fell.

»	Exposure to Chinese corporate debt detracted from performance, as these securities posted negative returns.

»	Underweight exposure to Polish local duration detracted from performance, as local rates fell.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX
Class A - PGSAX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2023†§

United States	49.0%

Short-Term Instruments‡	11.8%

Italy	5.7%

United Kingdom	4.9%

Cayman Islands	4.7%

Japan	4.1%

Denmark	1.8%

South Korea	1.6%

France	1.6%

Germany	1.2%

Ireland	1.2%

Australia	1.1%

Other	11.3%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	(0.86)%	5.12%	1.33%	1.28%	3.05%
PIMCO Global Advantage® Strategy Bond Fund Class A	(1.05)%	4.70%	0.93%	0.88%	2.64%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	(4.73)%	0.80%	0.17%	0.49%	2.37%
Bloomberg Global Aggregate (USD Unhedged) Index	(5.06)%	2.24%	(1.62)%	(0.44)%	1.27%
PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged)	(1.64)%	3.44%	0.83%	1.28%	2.78%
Lipper Global Income Funds Average	(3.21)%	3.03%	(0.78)%	0.37%	2.51%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.76% for Institutional Class shares, and 1.16% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the front-end of the U.S. yield curve contributed to relative performance, as yields rose.

»	Underweight exposure to the Japanese yen contributed to relative performance, as the yen depreciated against a basket of major developed currencies.

»	Curve positioning and instrument selection within European interest rate strategies contributed to relative performance, as the yield curve steepened and interest rate swap spreads tightened.

»	Overweight exposure to duration in select dollar bloc countries, specifically Australia and New Zealand, detracted from relative performance, as yields rose.

»	Underweight exposure to duration in China detracted from relative performance, as yields fell.

»	Overweight exposure to duration in Korea detracted from relative performance, as yields rose.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
I-2 - PGNPX	Class C - PCIIX
Administrative Class - PGDAX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund commenced operations.

Geographic Breakdown as of September 30, 2023†§

United States	36.7%

Short-Term Instruments‡	34.8%

Denmark	7.0%

Cayman Islands	3.9%

Japan	3.9%

United Kingdom	3.0%

Australia	1.4%

France	1.4%

Canada	1.1%

Other	6.8%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class	(0.60)%	3.78%	1.63%	2.91%	5.48%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2	(0.65)%	3.67%	1.53%	2.81%	5.33%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Administrative Class	(0.73)%	3.52%	1.37%	2.65%	5.22%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A	(0.77)%	3.42%	1.27%	2.55%	5.09%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A (adjusted)	(4.49)%	(0.46)%	0.50%	2.16%	4.94%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C	(1.14)%	2.65%	0.52%	1.78%	4.30%
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C (adjusted)	(2.12)%	1.70%	0.52%	1.78%	4.30%
Bloomberg Global Aggregate (USD Hedged) Index	(1.76)%	2.10%	0.57%	1.84%	4.38%♦
Lipper Global Income Funds Average	(3.21)%	3.03%	(0.78)%	0.37%	3.87%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Class C shares. The prior Class C performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.61% for Institutional Class shares, 0.71% for I-2 shares, 0.86% for Administrative Class shares, 0.96% for Class A shares, and 1.71% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to non-agency mortgage-backed securities contributed to absolute performance, as spreads tightened.

»	Curve positioning and instrument selection within European rate strategies contributed to absolute performance, as the yield curve steepened and interest rate swap spreads tightened.

»	Short exposure to the front-end of the U.S. yield curve contributed to absolute performance, as yields rose.

»	Long exposure to duration in select dollar bloc countries, including Australia, New Zealand, and Canada, detracted from absolute performance, as yields rose.

»	Long exposure to the Japanese yen detracted from absolute performance, as the yen depreciated against a basket of major developed currencies.

»	Short exposure to duration in China detracted from absolute performance, as yields fell.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

PIMCO International Bond Fund (Unhedged)

Institutional Class - PFUIX	Administrative Class - PFUUX
I-2 - PFUPX	Class A - PFUAX
I-3 - PFUNX	Class C - PFRCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Geographic Breakdown as of September 30, 2023†§

United States	46.4%

Short-Term Instruments‡	12.9%

Japan	5.8%

United Kingdom	5.6%

Cayman Islands	5.3%

China	4.5%

South Korea	3.3%

France	2.6%

Denmark	2.1%

Germany	1.6%

Ireland	1.5%

Australia	1.4%

Spain	1.0%

Other	6.0%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO International Bond Fund (Unhedged) Institutional Class	(5.41)%	5.00%	(2.76)%	(0.86)%	2.52%
PIMCO International Bond Fund (Unhedged) I-2	(5.45)%	4.90%	(2.85)%	(0.96)%	2.42%
PIMCO International Bond Fund (Unhedged) I-3	(5.49)%	4.84%	(2.91)%	(1.01)%	2.36%
PIMCO International Bond Fund (Unhedged) Administrative Class	(5.53)%	4.74%	(3.00)%	(1.11)%	2.26%
PIMCO International Bond Fund (Unhedged) Class A	(5.60)%	4.59%	(3.15)%	(1.26)%	2.09%
PIMCO International Bond Fund (Unhedged) Class A (adjusted)	(9.14)%	0.67%	(3.88)%	(1.64)%	1.89%
PIMCO International Bond Fund (Unhedged) Class C	(5.95)%	3.81%	(3.87)%	(2.00)%	1.33%
PIMCO International Bond Fund (Unhedged) Class C (adjusted)	(6.88)%	2.81%	(3.87)%	(2.00)%	1.33%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(6.07)%	3.39%	(3.10)%	(1.73)%	1.50%
Lipper International Income Funds Average	(2.63)%	4.73%	(1.47)%	(0.52)%	2.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.66% for Institutional Class shares, 0.76% for I-2 shares, 0.86% for I-3 shares, 0.91% for Administrative Class shares, 1.06% for Class A shares, and 1.81% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO International Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the front-end of the U.S. yield curve contributed to relative performance, as yields rose.

»	Long exposure to non-agency mortgage-backed securities contributed to relative performance, as spreads tightened.

»	Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

»	Overweight exposure to duration in select Dollar bloc countries, including Australia, New Zealand, and Canada, detracted from relative performance, as yields rose.

»	Long exposure to the Japanese yen detracted from relative performance, as the yen depreciated against a basket of major developed currencies.

»	Underweight exposure to duration in China detracted from relative performance, as yields fell.

14	PIMCO INTERNATIONAL BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$992.00	$6.56	$1,000.00	$1,018.35	$6.64	1.32%
I-2	1,000.00	991.50	7.05	1,000.00	1,017.85	7.14	1.42
I-3	1,000.00	991.30	7.30	1,000.00	1,017.60	7.39	1.47
Class A	1,000.00	990.20	8.39	1,000.00	1,016.50	8.50	1.69
Class C	1,000.00	986.60	12.09	1,000.00	1,012.76	12.24	2.44

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$990.90	$5.01	$1,000.00	$1,019.90	$5.09	1.01%

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class	$1,000.00	999.60	5.48	1,000.00	1,019.45	5.54	1.10%
I-2	1,000.00	999.10	5.98	1,000.00	1,018.95	6.04	1.20
Class A	1,000.00	997.60	7.47	1,000.00	1,017.45	7.54	1.50

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$992.00	$0.89	$1,000.00	$1,024.03	$0.91	0.18%

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$991.40	$4.07	$1,000.00	$1,020.84	$4.13	0.82%
Class A	1,000.00	$989.50	$6.05	1,000.00	1,018.85	6.14	1.22

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$994.00	$3.48	$1,000.00	$1,021.44	$3.53	0.70%
I-2	1,000.00	993.50	3.98	1,000.00	1,020.94	4.03	0.80
Administrative Class	1,000.00	992.70	4.72	1,000.00	1,020.19	4.78	0.95
Class A	1,000.00	992.30	5.22	1,000.00	1,019.70	5.29	1.05
Class C	1,000.00	988.60	8.92	1,000.00	1,015.96	9.05	1.80

PIMCO International Bond Fund (Unhedged)
Institutional Class	$1,000.00	$945.90	$3.64	$1,000.00	$1,021.19	$3.78	0.75%
I-2	1,000.00	945.50	4.12	1,000.00	1,020.69	4.28	0.85
I-3	1,000.00	945.10	4.36	1,000.00	1,020.44	4.53	0.90
Administrative Class	1,000.00	944.70	4.85	1,000.00	1,019.95	5.04	1.00
Class A	1,000.00	944.00	5.57	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	940.50	9.19	1,000.00	1,015.46	9.55	1.90

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

16	PIMCO INTERNATIONAL BOND FUNDS

Benchmark Descriptions

Index*	Benchmark Description

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The benchmark is a blend of 50% JPMorgan Global Bond Index Emerging Markets- Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets — Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries.

Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Global Aggregate (USD Unhedged) Index	Bloomberg Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities.

Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities.

J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade.

J.P. Morgan Emerging Markets Bond Index (EMBI) Global	J.P. Morgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged)	The PIMCO Global Advantage Bond Index® (GLADI) (USD, Partially Hedged) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. PIMCO’s GLADI methodology is intellectual property covered by U.S. Patent No. 8,306,892. GLOBAL ADVANTAGE and GLADI are trademarks of Pacific Investment Management Company LLC.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.04	$0.24	$(0.29)	$(0.05)	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2023	9.29	0.43	(1.06)	(0.63)	(0.62)	0.00	0.00	(0.62)

03/31/2022	10.27	0.42	(0.96)	(0.54)	(0.44)	0.00	0.00	(0.44)

03/31/2021	9.20	0.43	1.09	1.52	(0.45)	0.00	0.00	(0.45)

03/31/2020	10.27	0.47	(1.05)	(0.58)	(0.49)	0.00	0.00	(0.49)

03/31/2019	10.39	0.43	(0.11)	0.32	(0.44)	0.00	0.00	(0.44)
I-2

04/01/2023 - 09/30/2023+	8.04	0.24	(0.29)	(0.05)	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.96)	(0.55)	(0.43)	0.00	0.00	(0.43)

03/31/2021	9.20	0.42	1.09	1.51	(0.44)	0.00	0.00	(0.44)

03/31/2020	10.27	0.46	(1.05)	(0.59)	(0.48)	0.00	0.00	(0.48)

03/31/2019	10.39	0.42	(0.11)	0.31	(0.43)	0.00	0.00	(0.43)
I-3

04/01/2023 - 09/30/2023+	8.04	0.24	(0.30)	(0.06)	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.97)	(0.56)	(0.42)	0.00	0.00	(0.42)

03/31/2021	9.20	0.41	1.09	1.50	(0.43)	0.00	0.00	(0.43)

03/31/2020	10.27	0.46	(1.06)	(0.60)	(0.47)	0.00	0.00	(0.47)

04/27/2018 - 03/31/2019	10.25	0.40	0.01	0.41	(0.39)	0.00	0.00	(0.39)
Class A

04/01/2023 - 09/30/2023+	8.04	0.23	(0.29)	(0.06)	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.29	0.40	(1.06)	(0.66)	(0.59)	0.00	0.00	(0.59)

03/31/2022	10.27	0.39	(0.97)	(0.58)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.20	0.39	1.09	1.48	(0.41)	0.00	0.00	(0.41)

03/31/2020	10.27	0.43	(1.05)	(0.62)	(0.45)	0.00	0.00	(0.45)

03/31/2019	10.39	0.39	(0.11)	0.28	(0.40)	0.00	0.00	(0.40)
Class C

04/01/2023 - 09/30/2023+	8.04	0.20	(0.29)	(0.09)	(0.21)	0.00	0.00	(0.21)

03/31/2023	9.29	0.33	(1.05)	(0.72)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.27	0.31	(0.97)	(0.66)	(0.32)	0.00	0.00	(0.32)

03/31/2021	9.20	0.31	1.09	1.40	(0.33)	0.00	0.00	(0.33)

03/31/2020	10.27	0.35	(1.05)	(0.70)	(0.37)	0.00	0.00	(0.37)

03/31/2019	10.39	0.31	(0.10)	0.21	(0.33)	0.00	0.00	(0.33)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.91	$0.21	$(0.29)	$(0.08)	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2023	9.42	0.35	(0.49)	(0.14)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.83	0.36	(1.41)	(1.05)	(0.36)	0.00	0.00	(0.36)

03/31/2021	9.44	0.41	1.38	1.79	(0.40)	0.00	0.00	(0.40)

03/31/2020	10.50	0.49	(1.07)	(0.58)	(0.48)	0.00	0.00	(0.48)

03/31/2019	10.55	0.52	(0.07)	0.45	(0.50)	0.00	0.00	(0.50)

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class

04/01/2023 - 09/30/2023+	$7.51	$0.26	$(0.26)	$0.00	$(0.28)	$0.00	$0.00	$(0.28)

03/31/2023	7.68	0.26	(0.16)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.33)	(0.11)	(0.12)	0.00	0.00	(0.12)

03/31/2021	7.04	0.22	0.75	0.97	0.00	0.00	(0.10)	(0.10)

03/31/2020	8.05	0.33	(1.02)	(0.69)	(0.08)	0.00	(0.24)	(0.32)

03/31/2019	9.62	0.34	(0.90)	(0.56)	(0.93)	0.00	(0.08)	(1.01)
I-2

04/01/2023 - 09/30/2023+	7.51	0.25	(0.25)	0.00	(0.28)	0.00	0.00	(0.28)

03/31/2023	7.68	0.28	(0.18)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.34)	(0.12)	(0.11)	0.00	0.00	(0.11)

03/31/2021	7.04	0.22	0.74	0.96	0.00	0.00	(0.09)	(0.09)

03/31/2020	8.05	0.33	(1.03)	(0.70)	(0.07)	0.00	(0.24)	(0.31)

03/31/2019	9.62	0.33	(0.90)	(0.57)	(0.92)	0.00	(0.08)	(1.00)

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.74	(0.67)%	$1,012,052	1.32	%*	1.32	%*	0.83	%*	0.83	%*	6.03	%*	17%

8.04	(6.59)	2,049,059	0.93		0.93		0.83		0.83		5.17		54

9.29	(5.58)	2,761,793	0.84		0.84		0.83		0.83		4.15		40

10.27	16.59	2,052,215	0.87		0.87		0.83		0.83		4.10		69

9.20	(6.15)	1,535,816	0.88		0.88		0.83		0.83		4.51		97

10.27	3.28	1,834,852	0.85		0.85		0.83		0.83		4.30		26

7.74	(0.72)	405,615	1.42	*	1.42	*	0.93	*	0.93	*	5.95	*	17

8.04	(6.68)	620,957	1.03		1.03		0.93		0.93		5.07		54

9.29	(5.67)	726,918	0.94		0.94		0.93		0.93		4.02		40

10.27	16.47	202,226	0.97		0.97		0.93		0.93		4.01		69

9.20	(6.24)	128,568	0.98		0.98		0.93		0.93		4.42		97

10.27	3.18	121,082	0.95		0.95		0.93		0.93		4.19		26

7.74	(0.75)	13,318	1.47	*	1.52	*	0.98	*	1.03	*	5.92	*	17

8.04	(6.72)	13,501	1.08		1.13		0.98		1.03		5.07		54

9.29	(5.72)	10,400	0.99		1.04		0.98		1.03		3.97		40

10.27	16.42	8,599	1.02		1.07		0.98		1.03		3.97		69

9.20	(6.29)	2,754	1.03		1.08		0.98		1.03		4.38		97

10.27	4.23	1,054	1.00	*	1.05	*	0.98	*	1.03	*	4.33	*	26

7.74	(0.85)	126,317	1.69	*	1.69	*	1.20	*	1.20	*	5.69	*	17

8.04	(6.94)	135,285	1.30		1.30		1.20		1.20		4.79		54

9.29	(5.93)	176,188	1.21		1.21		1.20		1.20		3.75		40

10.27	16.16	214,401	1.24		1.24		1.20		1.20		3.73		69

9.20	(6.49)	189,790	1.25		1.25		1.20		1.20		4.14		97

10.27	2.90	237,364	1.22		1.22		1.20		1.20		3.91		26

7.74	(1.22)	4,684	2.44	*	2.44	*	1.95	*	1.95	*	4.94	*	17

8.04	(7.64)	5,356	2.05		2.05		1.95		1.95		4.02		54

9.29	(6.63)	7,851	1.96		1.96		1.95		1.95		2.99		40

10.27	15.29	12,042	1.99		1.99		1.95		1.95		2.96		69

9.20	(7.19)	20,216	2.00		2.00		1.95		1.95		3.39		97

10.27	2.14	31,351	1.97		1.97		1.95		1.95		3.15		26

$8.61	(0.91)%	$83,770	1.01	%*	1.01	%*	0.90	%*	0.90	%*	4.73	%*	30%

8.91	(1.38)	94,702	0.91		0.91		0.90		0.90		3.97		50

9.42	(10.00)	116,909	0.90		0.90		0.90		0.90		3.39		39

10.83	19.09	180,962	0.90		0.90		0.90		0.90		3.86		58

9.44	(6.00)	118,363	1.02		1.02		0.90		0.90		4.60		67

10.50	4.49	158,019	0.98		0.98		0.90		0.90		5.07		46

$7.23	(0.04)%	$456,014	1.10	%*	1.10	%*	0.85	%*	0.85	%*	6.93	%*	77%

7.51	1.49	539,858	1.02		1.02		0.85		0.85		3.54		96

7.68	(1.40)	595,946	0.86		0.86		0.85		0.85		2.82		57

7.91	13.78	684,658	0.87		0.87		0.85		0.85		2.89		79

7.04	(8.98)	1,979,921	0.88		0.88		0.85		0.85		4.19		84

8.05	(5.57)	2,876,945	0.88		0.88		0.85		0.85		3.90		39

7.23	(0.09)	7,255	1.20	*	1.20	*	0.95	*	0.95	*	6.81	*	77

7.51	1.39	9,080	1.12		1.12		0.95		0.95		3.75		96

7.68	(1.50)	5,385	0.96		0.96		0.95		0.95		2.72		57

7.91	13.67	4,993	0.97		0.97		0.95		0.95		2.85		79

7.04	(9.07)	4,518	0.98		0.98		0.95		0.95		4.12		84

8.05	(5.66)	6,785	0.98		0.98		0.95		0.95		3.84		39

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)
Class A

04/01/2023 - 09/30/2023+	$7.51	$0.24	$(0.25)	$(0.01)	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2023	7.68	0.24	(0.17)	0.07	(0.05)	0.00	(0.19)	(0.24)

03/31/2022	7.91	0.19	(0.33)	(0.14)	(0.09)	0.00	0.00	(0.09)

03/31/2021	7.04	0.20	0.74	0.94	0.00	0.00	(0.07)	(0.07)

03/31/2020	8.05	0.31	(1.03)	(0.72)	(0.05)	0.00	(0.24)	(0.29)

03/31/2019	9.62	0.30	(0.89)	(0.59)	(0.90)	0.00	(0.08)	(0.98)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$6.00	$0.17	$(0.21)	$(0.04)	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2023	6.35	0.27	(0.32)	(0.05)	(0.27)	0.00	(0.03)	(0.30)

03/31/2022	7.18	0.28	(0.82)	(0.54)	(0.29)	0.00	0.00	(0.29)

03/31/2021	6.38	0.26	0.85	1.11	(0.10)	0.00	(0.21)	(0.31)

03/31/2020	7.24	0.16	(0.63)	(0.47)	(0.32)	0.00	(0.07)	(0.39)

03/31/2019	7.89	0.33	(0.60)	(0.27)	(0.32)	0.00	(0.06)	(0.38)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.84	$0.18	$(0.26)	$(0.08)	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	10.75	0.37	(0.80)	(0.43)	(0.35)	(0.13)	0.00	(0.48)

03/31/2022	11.45	0.34	(0.64)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.49	0.30	0.90	1.20	(0.24)	0.00	0.00	(0.24)

03/31/2020	10.79	0.36	(0.34)	0.02	(0.32)	0.00	0.00	(0.32)

03/31/2019	10.85	0.32	(0.12)	0.20	(0.26)	0.00	0.00	(0.26)
Class A

04/01/2023 - 09/30/2023+	9.84	0.17	(0.27)	(0.10)	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.75	0.32	(0.79)	(0.47)	(0.31)	(0.13)	0.00	(0.44)

03/31/2022	11.45	0.30	(0.64)	(0.34)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.49	0.26	0.89	1.15	(0.19)	0.00	0.00	(0.19)

03/31/2020	10.79	0.31	(0.33)	(0.02)	(0.28)	0.00	0.00	(0.28)

03/31/2019	10.85	0.28	(0.13)	0.15	(0.21)	0.00	0.00	(0.21)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2023 - 09/30/2023+	$9.23	$0.14	$(0.19)	$(0.05)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	10.11	0.21	(0.34)	(0.13)	(0.21)	(0.54)	0.00	(0.75)

03/31/2022	10.68	0.21	(0.48)	(0.27)	(0.14)	(0.16)	0.00	(0.30)

03/31/2021	9.92	0.21	0.76	0.97	(0.17)	(0.04)	0.00	(0.21)

03/31/2020	10.21	0.26	(0.13)	0.13	(0.42)	0.00	0.00	(0.42)

03/31/2019	10.22	0.24	(0.02)	0.22	(0.23)	0.00	0.00	(0.23)
I-2

04/01/2023 - 09/30/2023+	9.23	0.14	(0.20)	(0.06)	(0.12)	0.00	0.00	(0.12)

03/31/2023	10.11	0.20	(0.34)	(0.14)	(0.20)	(0.54)	0.00	(0.74)

03/31/2022	10.68	0.20	(0.48)	(0.28)	(0.13)	(0.16)	0.00	(0.29)

03/31/2021	9.92	0.20	0.76	0.96	(0.16)	(0.04)	0.00	(0.20)

03/31/2020	10.21	0.25	(0.13)	0.12	(0.41)	0.00	0.00	(0.41)

03/31/2019	10.22	0.23	(0.02)	0.21	(0.22)	0.00	0.00	(0.22)
Administrative Class

04/01/2023 - 09/30/2023+	9.23	0.13	(0.20)	(0.07)	(0.11)	0.00	0.00	(0.11)

03/31/2023	10.11	0.18	(0.34)	(0.16)	(0.18)	(0.54)	0.00	(0.72)

03/31/2022	10.68	0.19	(0.48)	(0.29)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	9.92	0.18	0.77	0.95	(0.15)	(0.04)	0.00	(0.19)

03/31/2020	10.21	0.24	(0.13)	0.11	(0.40)	0.00	0.00	(0.40)

03/31/2019	10.22	0.22	(0.03)	0.19	(0.20)	0.00	0.00	(0.20)

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.23	(0.24)%	$7,266	1.50	%*	1.50	%*	1.25	%*	1.25	%*	6.54	%*	77%

7.51	1.09	9,443	1.42		1.42		1.25		1.25		3.31		96

7.68	(1.80)	7,690	1.26		1.26		1.25		1.25		2.40		57

7.91	13.33	9,244	1.27		1.27		1.25		1.25		2.55		79

7.04	(9.34)	10,329	1.28		1.28		1.25		1.25		3.84		84

8.05	(5.94)	17,637	1.28		1.28		1.25		1.25		3.51		39

$5.79	(0.64)%	$242,738	0.18	%*	0.95	%*	0.17	%*	0.94	%*	5.83	%*	13%

6.00	(0.52)	277,099	0.16		0.94		0.16		0.94		4.52		12

6.35	(7.88)	267,820	0.14		0.94		0.14		0.94		4.01		29

7.18	17.52	359,989	0.09		0.94		0.09		0.94		3.60		41

6.38	(7.05)	240,570	0.08		0.94		0.08		0.94		2.12		21

7.24	(3.23)	403,252	0.07		0.94		0.07		0.94		4.57		9

$9.58	(0.86)%	$265,638	0.82	%*	0.82	%*	0.65	%*	0.65	%*	3.79	%*	304%

9.84	(3.96)	264,101	0.76		0.76		0.65		0.65		3.68		362

10.75	(2.73)	307,695	0.67		0.67		0.65		0.65		3.00		291

11.45	11.48	318,210	0.69		0.69		0.65		0.65		2.69		525

10.49	0.09	325,587	0.86		0.86		0.65		0.65		3.27		407

10.79	1.88	403,420	0.85		0.85		0.65		0.65		3.02		299

9.58	(1.05)	18,715	1.22	*	1.22	*	1.05	*	1.05	*	3.41	*	304

9.84	(4.35)	20,489	1.16		1.16		1.05		1.05		3.23		362

10.75	(3.11)	10,944	1.07		1.07		1.05		1.05		2.60		291

11.45	11.03	10,191	1.09		1.09		1.05		1.05		2.29		525

10.49	(0.30)	13,288	1.26		1.26		1.05		1.05		2.80		407

10.79	1.48	7,874	1.25		1.25		1.05		1.05		2.62		299

$9.05	(0.60)%	$853,698	0.70	%*	0.70	%*	0.55	%*	0.55	%*	3.11	%*	404%

9.23	(1.18)	789,541	0.61		0.61		0.55		0.55		2.17		595

10.11	(2.58)	776,785	0.56		0.56		0.55		0.55		2.03		376

10.68	9.82	702,595	0.56		0.56		0.55		0.55		1.98		582

9.92	1.21	757,077	0.59		0.59		0.55		0.55		2.56		469

10.21	2.18	810,426	0.62		0.62		0.55		0.55		2.41		295

9.05	(0.65)	67,371	0.80	*	0.80	*	0.65	*	0.65	*	3.00	*	404

9.23	(1.28)	72,493	0.71		0.71		0.65		0.65		2.12		595

10.11	(2.68)	51,160	0.66		0.66		0.65		0.65		1.93		376

10.68	9.72	60,892	0.66		0.66		0.65		0.65		1.88		582

9.92	1.11	58,463	0.69		0.69		0.65		0.65		2.46		469

10.21	2.08	61,502	0.72		0.72		0.65		0.65		2.30		295

9.05	(0.73)	2,444	0.95	*	0.95	*	0.80	*	0.80	*	2.78	*	404

9.23	(1.43)	11,127	0.86		0.86		0.80		0.80		1.92		595

10.11	(2.82)	10,713	0.81		0.81		0.80		0.80		1.77		376

10.68	9.55	13,348	0.81		0.81		0.80		0.80		1.73		582

9.92	0.96	9,549	0.84		0.84		0.80		0.80		2.30		469

10.21	1.93	5,219	0.87		0.87		0.80		0.80		2.15		295

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)
Class A

04/01/2023 - 09/30/2023+	$9.23	$0.13	$(0.20)	$(0.07)	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2023	10.11	0.18	(0.35)	(0.17)	(0.17)	(0.54)	0.00	(0.71)

03/31/2022	10.68	0.18	(0.48)	(0.30)	(0.11)	(0.16)	0.00	(0.27)

03/31/2021	9.92	0.17	0.76	0.93	(0.13)	(0.04)	0.00	(0.17)

03/31/2020	10.21	0.23	(0.13)	0.10	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.22	0.21	(0.03)	0.18	(0.19)	0.00	0.00	(0.19)
Class C

04/01/2023 - 09/30/2023+	9.23	0.09	(0.19)	(0.10)	(0.08)	0.00	0.00	(0.08)

03/31/2023	10.11	0.10	(0.34)	(0.24)	(0.10)	(0.54)	0.00	(0.64)

03/31/2022	10.68	0.10	(0.48)	(0.38)	(0.03)	(0.16)	0.00	(0.19)

03/31/2021	9.92	0.09	0.77	0.86	(0.06)	(0.04)	0.00	(0.10)

03/31/2020	10.21	0.15	(0.13)	0.02	(0.31)	0.00	0.00	(0.31)

03/31/2019	10.22	0.13	(0.02)	0.11	(0.12)	0.00	0.00	(0.12)

PIMCO International Bond Fund (Unhedged)
Institutional Class

04/01/2023 - 09/30/2023+	$7.69	$0.11	$(0.52)	$(0.41)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2023	8.95	0.17	(1.15)	(0.98)	(0.01)	(0.09)	(0.18)	(0.28)

03/31/2022	10.19	0.19	(1.04)	(0.85)	(0.23)	(0.16)	0.00	(0.39)

03/31/2021	8.83	0.20	1.31	1.51	(0.15)	0.00	0.00	(0.15)

03/31/2020	9.50	0.23	(0.68)	(0.45)	(0.19)	0.00	(0.03)	(0.22)

03/31/2019	10.37	0.24	(0.69)	(0.45)	(0.28)	(0.13)	(0.01)	(0.42)
I-2

04/01/2023 - 09/30/2023+	7.69	0.11	(0.52)	(0.41)	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.95	0.17	(1.16)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.18	(1.04)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.50	0.22	(0.68)	(0.46)	(0.18)	0.00	(0.03)	(0.21)

03/31/2019	10.37	0.23	(0.69)	(0.46)	(0.27)	(0.13)	(0.01)	(0.41)
I-3

04/01/2023 - 09/30/2023+	7.69	0.10	(0.52)	(0.42)	(0.13)	0.00	0.00	(0.13)

03/31/2023	8.95	0.16	(1.15)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.17	(1.03)	(0.86)	(0.22)	(0.16)	0.00	(0.38)

03/31/2021	8.83	0.19	1.31	1.50	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.50	0.21	(0.67)	(0.46)	(0.18)	0.00	(0.03)	(0.21)

04/27/2018 - 03/31/2019	10.13	0.20	(0.44)	(0.24)	(0.26)	(0.13)	0.00	(0.39)
Administrative Class

04/01/2023 - 09/30/2023+	7.69	0.10	(0.52)	(0.42)	(0.13)	0.00	0.00	(0.13)

03/31/2023	8.95	0.16	(1.16)	(1.00)	0.01	(0.09)	(0.18)	(0.26)

03/31/2022	10.19	0.16	(1.03)	(0.87)	(0.21)	(0.16)	0.00	(0.37)

03/31/2021	8.83	0.18	1.31	1.49	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.50	0.21	(0.68)	(0.47)	(0.17)	0.00	(0.03)	(0.20)

03/31/2019	10.37	0.21	(0.69)	(0.48)	(0.25)	(0.13)	(0.01)	(0.39)
Class A

04/01/2023 - 09/30/2023+	7.69	0.09	(0.52)	(0.43)	(0.12)	0.00	0.00	(0.12)

03/31/2023	8.95	0.14	(1.15)	(1.01)	0.02	(0.09)	(0.18)	(0.25)

03/31/2022	10.19	0.15	(1.04)	(0.89)	(0.19)	(0.16)	0.00	(0.35)

03/31/2021	8.83	0.16	1.31	1.47	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.50	0.19	(0.68)	(0.49)	(0.15)	0.00	(0.03)	(0.18)

03/31/2019	10.37	0.20	(0.69)	(0.49)	(0.24)	(0.13)	(0.01)	(0.38)

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.05	(0.77	) %	$58,888	1.05	% *	1.05	% *	0.90	% *	0.90	% *	2.76	% *	404%

9.23	(1.53)		54,818	0.96		0.96		0.90		0.90		1.86		595

10.11	(2.92)		43,356	0.91		0.91		0.90		0.90		1.68		376

10.68	9.44		46,393	0.91		0.91		0.90		0.90		1.63		582

9.92	0.86		47,017	0.94		0.94		0.90		0.90		2.22		469

10.21	1.83		61,647	0.97		0.97		0.90		0.90		2.06		295

9.05	(1.14)		4,225	1.80	*	1.80	*	1.65	*	1.65	*	2.01	*	404

9.23	(2.27)		3,326	1.71		1.71		1.65		1.65		1.04		595

10.11	(3.65)		4,459	1.66		1.66		1.65		1.65		0.93		376

10.68	8.63		5,667	1.66		1.66		1.65		1.65		0.87		582

9.92	0.11		7,973	1.69		1.69		1.65		1.65		1.48		469

10.21	1.07		10,315	1.72		1.72		1.65		1.65		1.30		295

$7.14	(5.41)%		$413,379	0.75	%*	0.75	%*	0.50	%*	0.50	%*	2.95	%*	305%

7.69	(10.93)		489,313	0.66		0.66		0.50		0.50		2.23		401

8.95	(8.56)		826,088	0.51		0.51		0.50		0.50		1.87		320

10.19	17.19		912,645	0.52		0.52		0.50		0.50		2.00		525

8.83	(4.88)		748,973	0.63		0.63		0.50		0.50		2.40		325

9.50	(4.25)		938,509	0.66		0.66		0.50		0.50		2.44		208

7.14	(5.45)		250,948	0.85	*	0.85	*	0.60	*	0.60	*	2.84	*	305

7.69	(11.02)		237,941	0.76		0.76		0.60		0.60		2.13		401

8.95	(8.65)		264,179	0.61		0.61		0.60		0.60		1.78		320

10.19	17.07		239,939	0.62		0.62		0.60		0.60		1.86		525

8.83	(4.98)		123,353	0.73		0.73		0.60		0.60		2.27		325

9.50	(4.35)		133,765	0.76		0.76		0.60		0.60		2.33		208

7.14	(5.49)		82,113	0.90	*	0.95	*	0.65	*	0.70	*	2.77		305

7.69	(11.07)		111,088	0.81		0.86		0.65		0.70		2.08		401

8.95	(8.70)		139,321	0.66		0.71		0.65		0.70		1.72		320

10.19	17.02		84,507	0.67		0.72		0.65		0.70		1.89		525

8.83	(5.02)		89,804	0.78		0.83		0.65		0.70		2.18		325

9.50	(2.24)		36,071	0.81	*	0.86	*	0.65	*	0.70	*	2.11	*	208

7.14	(5.53)		13,027	1.00	*	1.00	*	0.75	*	0.75	*	2.71		305

7.69	(11.16)		18,982	0.91		0.91		0.75		0.75		1.99		401

8.95	(8.79)		25,434	0.76		0.76		0.75		0.75		1.61		320

10.19	16.90		36,225	0.77		0.77		0.75		0.75		1.77		525

8.83	(5.12)		30,519	0.88		0.88		0.75		0.75		2.15		325

9.50	(4.49)		53,398	0.91		0.91		0.75		0.75		2.19		208

7.14	(5.60)		92,319	1.15	*	1.15	*	0.90	*	0.90	*	2.54	*	305

7.69	(11.29)		91,394	1.06		1.06		0.90		0.90		1.83		401

8.95	(8.93)		117,997	0.91		0.91		0.90		0.90		1.46		320

10.19	16.72		150,556	0.92		0.92		0.90		0.90		1.63		525

8.83	(5.26)		190,729	1.03		1.03		0.90		0.90		1.98		325

9.50	(4.64)		211,975	1.06		1.06		0.90		0.90		2.04		208

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Bond Fund (Unhedged) (Cont.)
Class C

04/01/2023 - 09/30/2023+	$7.69	$0.07	$(0.52)	$(0.45)	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2023	8.95	0.08	(1.15)	(1.07)	0.08	(0.09)	(0.18)	(0.19)

03/31/2022	10.19	0.07	(1.03)	(0.96)	(0.12)	(0.16)	0.00	(0.28)

03/31/2021	8.83	0.09	1.31	1.40	(0.04)	0.00	0.00	(0.04)

03/31/2020	9.50	0.12	(0.68)	(0.56)	(0.08)	0.00	(0.03)	(0.11)

03/31/2019	10.37	0.13	(0.69)	(0.56)	(0.17)	(0.13)	(0.01)	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end Of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.14	(5.95	) %	$2,604	1.90	% *	1.90	% *	1.65	% *	1.65	% *	1.81	% *	305%

7.69	(11.96)		2,902	1.81		1.81		1.65		1.65		1.08		401

8.95	(9.61)		4,022	1.66		1.66		1.65		1.65		0.72		320

10.19	15.86		3,958	1.67		1.67		1.65		1.65		0.87		525

8.83	(5.97)		4,565	1.78		1.78		1.65		1.65		1.27		325

9.50	(5.35)		8,151	1.81		1.81		1.65		1.65		1.29		208

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:

Investments, at value
Investments in securities*	$1,852,193	$83,435	$462,458	$28,943
Investments in Affiliates	2,814	3,181	22,953	220,750
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,437	45	333	24
Over the counter	16,754	273	22,093	907
Cash	0	11	0	0
Deposits with counterparty	19,461	975	6,035	545
Foreign currency, at value	3,000	383	0	168
Receivable for investments sold	22,789	442	17,950	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	34,587	1,900	10,633	5,104
Receivable for Fund shares sold	5,307	26	311	47
Interest and/or dividends receivable	27,676	1,210	3,013	97
Dividends receivable from Affiliates	117	16	105	1,074
Reimbursement receivable from PIMCO	1	0	0	161
Other assets	1	0	1	0
Total Assets	1,986,137	91,897	545,885	257,820

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$152,609	$641	$1,160	$0
Payable for short sales	94,233	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	871	43	584	12
Over the counter	15,963	149	18,433	879
Payable for investments purchased	27,591	1,480	2,968	30
Payable for investments in Affiliates purchased	117	16	105	1,170
Payable for investments purchased on a delayed-delivery basis	0	0	6,124	0
Payable for TBA investments purchased	118,342	5,642	30,976	11,696
Deposits from counterparty	8,183	0	11,754	400
Payable for Fund shares redeemed	3,853	57	109	677
Distributions payable	1,003	31	37	2
Overdraft due to custodian	71	0	2,486	13
Accrued investment advisory fees	615	36	182	113
Accrued supervisory and administrative fees	570	29	163	84
Accrued distribution fees	3	0	0	0
Accrued servicing fees	28	0	2	0
Accrued taxes payable	0	0	217	2
Foreign capital gains tax payable	99	3	50	4
Total Liabilities	424,151	8,127	75,350	15,082

Net Assets	$1,561,986	$83,770	$470,535	$242,738

Net Assets Consist of:

Paid in capital	$2,811,636	$183,230	$1,167,585	$387,980
Distributable earnings (accumulated loss)	(1,249,650)	(99,460)	(697,050)	(145,242)

Net Assets	$1,561,986	$83,770	$470,535	$242,738

Cost of investments in securities	$2,268,794	$100,767	$483,056	$35,521
Cost of investments in Affiliates	$2,814	$3,180	$23,683	$247,126
Cost of foreign currency held	$3,042	$383	$0	$170
Proceeds received on short sales	$106,530	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(899)	$(72)	$(557)	$32

* Includes repurchase agreements of:	$96,198	$320	$24,490	$613

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$380,040	$1,138,763	$1,089,838
15,201	146,076	27,215

1,028	5,043	2,858
6,092	24,645	18,272
0	1	0
6,657	21,740	13,374
1,842	6,657	5,946
7,391	16,623	27,488
64	179	275
123,384	405,247	376,098
197	841	585
1,734	3,820	5,276
58	725	148
0	0	4
0	1	2
543,688	1,770,361	1,567,379

$0	$0	$0
31,692	93,517	95,901

1,269	5,612	3,984
2,252	4,210	19,067
8,900	90,092	25,289
58	725	148
0	0	0
206,518	564,662	557,420
4,311	22,265	8,980
4,113	1,545	1,459
1	591	237
41	0	0
85	212	187
75	265	236
0	3	4
4	13	21
15	0	0
1	23	56
259,335	783,735	712,989

$284,353	$986,626	$854,390

$337,651	$1,104,756	$1,040,613
(53,298)	(118,130)	(186,223)

$284,353	$986,626	$854,390

$419,443	$1,227,784	$1,228,951
$15,210	$146,087	$27,233
$1,867	$6,279	$5,999
$32,288	$96,551	$97,739
$1,056	$6,499	$10,688

$1,886	$35,780	$294

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Statements of Assets and Liabilities	(Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:

Institutional Class	$1,012,052	$83,770	$456,014	$242,738
I-2	405,615	N/A	7,255	N/A
I-3	13,318	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	126,317	N/A	7,266	N/A
Class C	4,684	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	130,758	9,732	63,076	41,904
I-2	52,406	N/A	1,003	N/A
I-3	1,721	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	16,321	N/A	1,005	N/A
Class C	605	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.74	$8.61	$7.23	$5.79
I-2	7.74	N/A	7.23	N/A
I-3	7.74	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A
Class A	7.74	N/A	7.23	N/A
Class C	7.74	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$265,638	$853,698	$413,379
N/A	67,371	250,948
N/A	N/A	82,113
N/A	2,444	13,027
18,715	58,888	92,319
N/A	4,225	2,604

27,727	94,316	57,871
N/A	7,443	35,132
N/A	N/A	11,496
N/A	270	1,824
1,953	6,506	12,925
N/A	466	364

$9.58	$9.05	$7.14
N/A	9.05	7.14
N/A	N/A	7.14
N/A	9.05	7.14
9.58	9.05	7.14
N/A	9.05	7.14

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:

Interest, net of foreign taxes*	$77,323	$2,370	$21,298	$1,195
Dividends from Investments in Affiliates	1,091	98	582	6,451
Miscellaneous income	140	4	1,088	0
Total Income	78,554	2,472	22,968	7,646

Expenses:

Investment advisory fees	4,789	215	1,284	684
Supervisory and administrative fees	4,359	172	1,153	507
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	163	N/A	11	N/A
Distribution and/or servicing fees - Class C	25	N/A	N/A	N/A
Trustee fees	8	0	2	1
Interest expense	5,225	48	714	14
Miscellaneous expense	2	0	2	0
Total Expenses	14,571	435	3,166	1,206
Waiver and/or Reimbursement by PIMCO	(3)	0	0	(978)
Net Expenses	14,568	435	3,166	228

Net Investment Income (Loss)	63,986	2,037	19,802	7,418

Net Realized Gain (Loss):

Investments in securities	(234,678)	(3,633)	(5,355)	(144)
Investments in Affiliates	(40)	0	0	(8,058)
Exchange-traded or centrally cleared financial derivative instruments	(8,714)	158	4,126	(318)
Over the counter financial derivative instruments	1,465	(108)	(15,544)	(1,406)
Short sales	12,586	0	0	0
Foreign currency	(1,019)	(2)	(340)	9

Net Realized Gain (Loss)	(230,400)	(3,585)	(17,113)	(9,917)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	188,253	515	(6,630)	(430)
Investments in Affiliates	(1)	(1)	183	682
Exchange-traded or centrally cleared financial derivative instruments	(17,110)	(110)	(1,440)	(244)
Over the counter financial derivative instruments	5,032	336	6,493	874
Short sales	(7,120)	0	0	0
Foreign currency assets and liabilities	2,387	(9)	308	(8)

Net Change in Unrealized Appreciation (Depreciation)	171,441	731	(1,086)	874

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,027	$(817)	$1,603	$(1,625)

* Foreign tax withholdings	$69	$2	$11	$3

** Foreign capital gains tax	$321	$5	$(83)	$58

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$6,084	$14,571	$14,543
235	3,684	1,149
279	94	1,300
6,598	18,349	16,992

499	1,201	1,148
442	1,505	1,434
N/A	7	20
25	70	111
N/A	16	14
1	2	3
245	740	1,150
1	1	3
1,213	3,542	3,883
0	0	(22)
1,213	3,542	3,861

5,385	14,807	13,131

(10,374)	(31,424)	(17,361)
5	69	6
643	5,440	1,790
592	28,131	49
(1)	0	0
272	(7)	(487)

(8,863)	2,209	(16,003)

(4,919)	(23,158)	(33,179)
(2)	(77)	(5)
1,707	(16,746)	2,466
4,195	16,447	(15,528)
0	0	0
(113)	256	20

868	(23,278)	(46,226)

$(2,610)	$(6,262)	$(49,098)

$4	$23	$32

$0	$0	$0

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency and Short-Term Investments Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$63,986	$151,427	$2,037	$4,067	$19,802	$19,517	$7,418	$11,999
Net realized gain (loss)	(230,400)	(301,279)	(3,585)	(10,599)	(17,113)	(25,216)	(9,917)	(3,449)
Net change in unrealized appreciation (depreciation)	171,441	(99,625)	731	3,998	(1,086)	9,573	874	(10,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,027	(249,477)	(817)	(2,534)	1,603	3,874	(1,625)	(1,708)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(47,803)	(163,709)	(2,161)	(4,234)	(20,742)	(6,207)	(7,437)	(12,144)
I-2	(13,604)	(43,661)	N/A	N/A	(333)	(93)	N/A	N/A
I-3	(422)	(761)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(3,866)	(10,369)	N/A	N/A	(308)	(77)	N/A	N/A
Class C	(131)	(381)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	(13,617)	0	(1,508)
I-2	0	0	N/A	N/A	N/A	(163)	N/A	N/A
I-3	0	0	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	N/A	N/A	0	(202)	N/A	N/A
Class C	0	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(65,826)	(218,881)	(2,161)	(4,234)	(21,383)	(20,359)	(7,437)	(13,652)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,201,373)	(390,634)	(7,954)	(15,439)	(68,066)	(34,155)	(25,299)	24,639

Total Increase (Decrease) in Net Assets	(1,262,172)	(858,992)	(10,932)	(22,207)	(87,846)	(50,640)	(34,361)	9,279

Net Assets:

Beginning of period	2,824,158	3,683,150	94,702	116,909	558,381	609,021	277,099	267,820
End of period	$1,561,986	$2,824,158	$83,770	$94,702	$470,535	$558,381	$242,738	$277,099

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)		PIMCO International Bond Fund (Unhedged)

Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$5,385	$10,544	$14,807	$18,857	$13,131	$22,350
(8,863)	(786)	2,209	20,922	(16,003)	(151,208)
868	(22,929)	(23,278)	(49,905)	(46,226)	(25,069)

(2,610)	(13,171)	(6,262)	(10,126)	(49,098)	(153,927)

(4,850)	(12,842)	(11,423)	(57,023)	(8,646)	(5,894)
N/A	N/A	(887)	(5,552)	(4,629)	(2,629)
N/A	N/A	N/A	N/A	(1,593)	(1,204)
N/A	N/A	(68)	(836)	(279)	(157)
(324)	(743)	(675)	(3,871)	(1,482)	(750)
N/A	N/A	(26)	(250)	(37)	(0)

0	0	0	0	0	(13,337)
N/A	N/A	0	0	0	(5,371)
N/A	N/A	N/A	N/A	0	(2,715)
N/A	N/A	0	0	0	(490)
0	0	0	0	0	(2,254)
N/A	N/A	0	0	0	(73)

(5,174)	(13,585)	(13,079)	(67,532)	(16,666)	(34,874)

7,547	(7,293)	74,662	122,490	(31,466)	(236,620)

(237)	(34,049)	55,321	44,832	(97,230)	(425,421)

284,590	318,639	931,305	886,473	951,620	1,377,041
$284,353	$284,590	$986,626	$931,305	$854,390	$951,620

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Schedule of Investments	PIMCO Emerging Markets Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.5%

ARGENTINA 1.7%

SOVEREIGN ISSUES 1.7%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$10,926	$3,139
2.500% due 07/09/2035 þ	EUR	1,000	239
3.000% due 07/09/2041 þ		1,000	235
3.500% due 07/09/2041 þ		$33,726	8,752
3.625% due 07/09/2035 þ(l)		32,012	8,017
3.625% due 07/09/2046 þ		1,334	339

Provincia de Buenos Aires
6.375% due 09/01/2037 þ		3,872	1,283

Provincia de Cordoba
6.875% due 12/10/2025 þ		212	177

Provincia de la Rioja
6.500% due 02/24/2028 þ		5,046	2,901

Provincia de Neuquen Argentina
6.625% due 04/27/2030 ^þ		1,384	1,061

Total Argentina (Cost $35,883)			26,143

ARMENIA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Armenia International Bond
3.600% due 02/02/2031		$4,500	3,402

Total Armenia (Cost $4,421)			3,402

AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	1,300	1,301

Total Austria (Cost $1,425)			1,301

AZERBAIJAN 0.5%

CORPORATE BONDS & NOTES 0.5%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$8,200	8,175

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

State Oil Co. of the Azerbaijan Republic
9.759% (LIBOR03M + 4.214%) due 11/26/2024 «~		750	742

SOVEREIGN ISSUES 0.0%

Republic of Azerbaijan International Bond
4.750% due 03/18/2024		221	219

Total Azerbaijan (Cost $9,264)			9,136

BAHAMAS 0.1%

SOVEREIGN ISSUES 0.1%

Bahamas Government International Bond
9.000% due 06/16/2029		$2,400	2,161

Total Bahamas (Cost $1,980)			2,161

BAHRAIN 0.6%

SOVEREIGN ISSUES 0.6%

Bahrain Government International Bond
4.250% due 01/25/2028		$4,700	4,312
5.250% due 01/25/2033		2,400	2,053
5.625% due 09/30/2031		2,900	2,612

Total Bahrain (Cost $9,917)			8,977

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BENIN 0.2%

SOVEREIGN ISSUES 0.2%

Benin Government International Bond
4.875% due 01/19/2032	EUR	4,200	$3,301
6.875% due 01/19/2052		300	213

Total Benin (Cost $3,452)			3,514

BRAZIL 6.7%

CORPORATE BONDS & NOTES 2.9%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	136,000	6,942

Banco General SA
3.250% due 09/30/2026		$2,500	2,297

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		15,350	14,945

CSN Inova Ventures
6.750% due 01/28/2028		4,900	4,538

CSN Resources SA
7.625% due 04/17/2026 (l)		5,836	5,844

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (f)(h)		9,803	232

Vale SA
1.641% due 12/29/2049 ~(h)	BRL	168,820	10,501

			45,299

SOVEREIGN ISSUES 3.8%

Brazil Government International Bond
4.750% due 01/14/2050		$2,474	1,718

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)	BRL	240,900	46,592

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		55,554	11,292

			59,602

Total Brazil (Cost $114,444)			104,901

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	7,700	5,426

Total Cameroon (Cost $6,887)			5,426

CAYMAN ISLANDS 1.7%

CORPORATE BONDS & NOTES 1.4%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		$5,655	3,963

Country Garden Holdings Co. Ltd.
3.125% due 10/22/2025		3,300	226

ICD Funding Ltd.
3.223% due 04/28/2026		600	559

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		521	473
0.000% due 05/15/2030 (f)		4,498	3,290
7.860% due 05/15/2030		3,459	3,447

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		3,400	200

Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		178	155
4.350% due 04/05/2036 (l)		2,575	2,244
5.875% due 07/05/2034		858	829

Poinsettia Finance Ltd.
6.625% due 06/17/2031		5,560	4,581

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025		200	17

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(c)		2,900	464
6.500% due 01/26/2026 ^(c)		4,800	768

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 07/09/2025 ^(c)	$200	$32
7.500% due 02/01/2024 ^(c)	1,000	160

Xiaomi Best Time International Ltd.
4.100% due 07/14/2051	600	337

		21,745

SOVEREIGN ISSUES 0.3%

KSA Sukuk Ltd.
5.268% due 10/25/2028	4,400	4,412

Total Cayman Islands (Cost $40,646)		26,157

CHILE 2.2%

CORPORATE BONDS & NOTES 1.3%

Celulosa Arauco y Constitucion SA
4.500% due 08/01/2024	$200	196

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	700	592
4.250% due 07/17/2042	1,600	1,205
4.375% due 02/05/2049	453	337
4.875% due 11/04/2044	1,920	1,541
5.950% due 01/08/2034	3,300	3,201
6.300% due 09/08/2053	3,200	3,049

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	115

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	345
3.830% due 09/14/2061	3,500	2,198

Empresa de Transporte de Pasajeros Metro SA
4.700% due 05/07/2050	400	312

Empresa Nacional del Petroleo
3.450% due 09/16/2031	3,000	2,404
6.150% due 05/10/2033	5,000	4,811

		20,306

SOVEREIGN ISSUES 0.9%

Chile Government International Bond
3.100% due 05/07/2041	300	205
3.100% due 01/22/2061	700	403
3.250% due 09/21/2071	7,200	4,100
3.500% due 04/15/2053 (l)	1,000	662
4.340% due 03/07/2042 (l)	4,300	3,494
4.950% due 01/05/2036	487	448
5.330% due 01/05/2054 (l)	4,697	4,201

		13,513

Total Chile (Cost $41,313)		33,819

CHINA 0.0%

CORPORATE BONDS & NOTES 0.0%

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)	$5,800	32

Total China (Cost $5,441)		32

COLOMBIA 1.9%

CORPORATE BONDS & NOTES 0.4%

Ecopetrol SA
4.625% due 11/02/2031 (l)	$3,800	2,905
5.875% due 05/28/2045 (l)	3,600	2,375
7.375% due 09/18/2043 (l)	1,500	1,236

		6,516

SOVEREIGN ISSUES 1.5%

Colombia Government International Bond
3.250% due 04/22/2032	900	649
3.875% due 02/15/2061	4,600	2,395
4.125% due 05/15/2051 (l)	4,500	2,523
4.500% due 01/28/2026	2,100	2,015
5.000% due 06/15/2045 (l)	5,900	3,886
5.200% due 05/15/2049	3,700	2,438

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 02/26/2044 (l)		$2,100	$1,509
6.125% due 01/18/2041 (l)		4,000	3,146
7.375% due 09/18/2037		1,125	1,041
7.500% due 02/02/2034		4,500	4,263

			23,865

Total Colombia (Cost $39,717)			30,381

DOMINICAN REPUBLIC 4.6%

SOVEREIGN ISSUES 4.6%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	2,164
13.000% due 12/05/2025		726,000	13,370
13.000% due 01/30/2026		246,100	4,543

Dominican Republic International Bond
4.875% due 09/23/2032		$8,000	6,519
5.300% due 01/21/2041		4,900	3,609
5.500% due 01/27/2025		4,800	4,738
5.500% due 02/22/2029		1,000	918
5.875% due 01/30/2060		6,300	4,532
5.950% due 01/25/2027		5,000	4,846
6.000% due 07/19/2028		8,700	8,294
6.000% due 02/22/2033		2,100	1,860
6.400% due 06/05/2049		200	159
6.500% due 02/15/2048		506	411
6.850% due 01/27/2045		300	256
6.875% due 01/29/2026		3,100	3,101
9.750% due 06/05/2026	DOP	89,900	1,590
11.250% due 09/15/2035		174,600	3,162
13.625% due 02/03/2033		172,500	3,584
13.625% due 02/10/2034		189,000	4,075

Total Dominican Republic (Cost $75,240)			71,731

ECUADOR 1.3%

SOVEREIGN ISSUES 1.3%

Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$350	105
2.500% due 07/31/2040 þ		5,932	1,970
3.500% due 07/31/2035 þ		26,273	9,812
6.000% due 07/31/2030 þ		2,174	1,114
6.000% due 07/31/2030 þ(l)		12,760	6,538

Ecuador Social Bond SARL
0.000% due 01/30/2035 (f)		1,140	866

Total Ecuador (Cost $25,552)			20,405

EGYPT 3.2%

SOVEREIGN ISSUES 3.2%

Egypt Government International Bond
5.800% due 09/30/2027		$7,300	4,825
6.375% due 04/11/2031	EUR	9,800	5,818
7.053% due 01/15/2032		$6,800	3,923
7.300% due 09/30/2033		5,450	3,044
7.500% due 02/16/2061		28,600	14,531
7.625% due 05/29/2032		7,900	4,573
7.903% due 02/21/2048		4,900	2,525
8.150% due 11/20/2059		4,000	2,081
8.500% due 01/31/2047		4,700	2,522
8.700% due 03/01/2049		5,100	2,749
8.750% due 09/30/2051		2,450	1,324
8.875% due 05/29/2050		3,700	2,016

Total Egypt (Cost $68,146)			49,931

EL SALVADOR 0.4%

SOVEREIGN ISSUES 0.4%

El Salvador Government International Bond
6.375% due 01/18/2027		$1,600	1,311
7.125% due 01/20/2050		2,150	1,404
7.625% due 09/21/2034		2,070	1,448
7.650% due 06/15/2035		1,200	853
8.250% due 04/10/2032		1,410	1,125
9.500% due 07/15/2052		1,000	766

Total El Salvador (Cost $8,351)			6,907

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GABON 0.0%

SOVEREIGN ISSUES 0.0%

Gabon Government International Bond
6.625% due 02/06/2031		$350	$261

Total Gabon (Cost $258)			261

GEORGIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Georgian Railway JSC
4.000% due 06/17/2028		$200	175

Total Georgia (Cost $176)			175

GHANA 0.9%

SOVEREIGN ISSUES 0.9%

Ghana Government International Bond
7.875% due 02/11/2035 ^(c)(l)		$1,400	629
8.125% due 03/26/2032 ^(c)		6,100	2,703
8.625% due 04/07/2034 ^(c)		7,100	3,161
8.750% due 03/11/2061 ^(c)		15,850	6,802
8.875% due 05/07/2042 ^(c)		700	299
8.950% due 03/26/2051 ^(c)		1,700	730
10.750% due 10/14/2030 ^		445	300

Total Ghana (Cost $25,255)			14,624

GUATEMALA 0.9%

SOVEREIGN ISSUES 0.9%

Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	3,794
4.650% due 10/07/2041		1,000	742
4.875% due 02/13/2028		4,300	4,005
5.250% due 08/10/2029 (l)		4,000	3,696
5.375% due 04/24/2032		1,000	916
6.125% due 06/01/2050		750	649

Total Guatemala (Cost $15,381)			13,802

HONG KONG 0.9%

CORPORATE BONDS & NOTES 0.6%

AIA Group Ltd.
3.200% due 09/16/2040		$400	270

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,300	922
6.850% due 07/02/2024		$2,197	2,027

Huarong Finance Co. Ltd.
5.500% due 01/16/2025		400	377
6.895% (US0003M + 1.250%) due 02/24/2025 ~		4,300	4,035

Lenovo Group Ltd.
3.421% due 11/02/2030		200	163
5.875% due 04/24/2025		2,300	2,288

			10,082

SOVEREIGN ISSUES 0.3%

Airport Authority
2.625% due 02/04/2051		3,300	2,017
4.875% due 01/12/2030		3,300	3,218

			5,235

Total Hong Kong (Cost $16,757)			15,317

HUNGARY 1.3%

SOVEREIGN ISSUES 1.3%

Hungary Government International Bond
1.625% due 04/28/2032	EUR	1,400	1,102
1.750% due 06/05/2035		100	72
2.125% due 09/22/2031		$4,000	2,957
3.125% due 09/21/2051		1,400	778
5.250% due 06/16/2029		4,900	4,688

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/16/2034 (l)		$1,400	$1,280
6.750% due 09/25/2052		1,500	1,427
7.625% due 03/29/2041		5,000	5,248

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		2,800	2,760

Total Hungary (Cost $21,630)			20,312

INDIA 0.8%

CORPORATE BONDS & NOTES 0.5%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$2,100	1,544

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		1,060	795

JSW Steel Ltd.
5.050% due 04/05/2032		4,300	3,457

ReNew Pvt Ltd.
5.875% due 03/05/2027		600	558

ReNew Wind Energy AP2
4.500% due 07/14/2028		2,100	1,767

			8,121

SOVEREIGN ISSUES 0.3%

Export-Import Bank of India
3.375% due 08/05/2026		5,600	5,263

Total India (Cost $15,848)			13,384

INDONESIA 4.2%

CORPORATE BONDS & NOTES 3.1%

Bank Mandiri Persero Tbk PT
2.000% due 04/19/2026		$2,000	1,812

Freeport Indonesia PT
5.315% due 04/14/2032		4,800	4,363

Indonesia Asahan Aluminium Persero PT
5.450% due 05/15/2030		9,500	8,885

Pelabuhan Indonesia Persero PT
4.875% due 10/01/2024		800	789

Pertamina Persero PT
4.175% due 01/21/2050		1,300	909
4.700% due 07/30/2049		3,000	2,289
5.625% due 05/20/2043		1,000	878
6.000% due 05/03/2042		7,158	6,542
6.450% due 05/30/2044		3,500	3,355
6.500% due 11/07/2048		700	678

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		9,600	6,223
4.125% due 05/15/2027		300	282
4.375% due 02/05/2050		3,200	2,182
5.250% due 10/24/2042		6,000	4,892
5.250% due 05/15/2047		3,400	2,748
5.450% due 05/21/2028		250	244
6.250% due 01/25/2049		700	634

			47,705

SOVEREIGN ISSUES 1.1%

Indonesia Government International Bond
1.100% due 03/12/2033	EUR	4,400	3,363
4.200% due 10/15/2050		$400	308
4.625% due 04/15/2043		400	344
4.750% due 07/18/2047		600	515
5.125% due 01/15/2045		5,000	4,531
5.250% due 01/17/2042		2,700	2,532
5.650% due 01/11/2053		700	668
6.625% due 02/17/2037		940	997
6.750% due 01/15/2044		200	217
7.750% due 01/17/2038		1,625	1,906
8.500% due 10/12/2035		1,290	1,584

Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		300	216

			17,181

Total Indonesia (Cost $79,338)			64,886

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.3%

SOVEREIGN ISSUES 1.3%

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027		$22,125	$20,493

Total Ireland (Cost $20,986)			20,493

ISRAEL 0.8%

CORPORATE BONDS & NOTES 0.8%

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		$3,000	2,478
4.250% due 08/14/2028		2,500	2,298

Leviathan Bond Ltd.
6.125% due 06/30/2025		3,600	3,515
6.500% due 06/30/2027		4,600	4,376

Total Israel (Cost $13,711)			12,667

IVORY COAST 0.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Cote d’lvoire
9.066% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,680	1,723

SOVEREIGN ISSUES 0.7%

Ivory Coast Government International Bond
4.875% due 01/30/2032		500	404
5.750% due 12/31/2032 þ		$11,386	10,186
6.875% due 10/17/2040	EUR	700	550

			11,140

Total Ivory Coast (Cost $14,821)			12,863

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$1,811	1,494

Total Jamaica (Cost $1,813)			1,494

JERSEY, CHANNEL ISLANDS 0.9%

CORPORATE BONDS & NOTES 0.9%

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	8,600	9,024
9.152% due 01/28/2029 •		4,600	4,815

Total Jersey, Channel Islands (Cost $14,791)			13,839

JORDAN 0.3%

SOVEREIGN ISSUES 0.3%

Jordan Government International Bond
6.125% due 01/29/2026		$2,400	2,355
7.375% due 10/10/2047		2,950	2,443

Total Jordan (Cost $5,428)			4,798

KAZAKHSTAN 1.1%

CORPORATE BONDS & NOTES 1.0%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$2,300	1,725
4.750% due 04/19/2027		1,500	1,407
5.375% due 04/24/2030		385	351
5.750% due 04/19/2047		2,400	1,871
6.375% due 10/24/2048		1,400	1,144

QazaqGaz NC JSC
4.375% due 09/26/2027		1,000	924

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,100	4,646
4.000% due 08/15/2026		4,400	3,968

			16,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	800	$760
4.875% due 10/14/2044		$200	172
6.500% due 07/21/2045		700	714

			1,646

Total Kazakhstan (Cost $20,136)			17,682

KENYA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Kenya Government International Bond
6.875% due 06/24/2024		$2,300	2,133
7.250% due 02/28/2028		1,200	969
8.000% due 05/22/2032 (l)		1,850	1,443

Total Kenya (Cost $5,316)			4,545

LEBANON 0.0%

SOVEREIGN ISSUES 0.0%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(c)		$8,300	698

Total Lebanon (Cost $529)			698

		SHARES
LUXEMBOURG 3.9%

COMMON STOCKS 0.4%

Drillco Holding Lux SA «(d)		61,095	1,604

Drillco Holding Lux SA «(d)(j)		154,744	4,062

			5,666

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.5%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$4,100	4,086

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		1,022	1,004

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		2,633	1,751

FORESEA Holding SA
7.500% due 06/15/2030		2,689	2,529

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,400	3,323
6.510% due 02/23/2042		3,400	3,338

Guara Norte SARL
5.198% due 06/15/2034		6,897	5,877

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		4,700	4,543

TMS Issuer SARL
5.780% due 08/23/2032		26,500	26,598

Unigel Luxembourg SA
8.750% due 10/01/2026		4,500	1,519

			54,568

Total Luxembourg (Cost $62,115)			60,234

MACEDONIA 0.5%

SOVEREIGN ISSUES 0.5%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	6,700	7,227

Total Macedonia (Cost $7,094)			7,227

MALAYSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 04/21/2060		$5,730	$4,765

Total Malaysia (Cost $7,171)			5,512

		SHARES
MEXICO 7.5%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA de CV «(d)		93,349	0

Urbi Desarrollos Urbanos SAB de CV (d)		4,673	2

			2

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.6%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(h)(i)		$800	628
7.500% due 06/27/2029 •(h)(i)		4,240	3,779
7.625% due 01/10/2028 •(h)(i)		500	461
8.375% due 10/14/2030 •(h)(i)(l)		700	665

Industrias Penoles SAB de CV
4.750% due 08/06/2050		2,100	1,582

Minera Mexico SA de CV
4.500% due 01/26/2050		4,900	3,491

Petroleos Mexicanos
6.350% due 02/12/2048		5,438	3,108
6.375% due 01/23/2045		8,100	4,737
6.500% due 06/02/2041		13,000	7,834
6.625% due 06/15/2035		1,225	822
6.700% due 02/16/2032		18,220	13,542
6.950% due 01/28/2060		13,620	8,076
7.690% due 01/23/2050		10,333	6,647
8.750% due 06/02/2029		3,000	2,661
10.000% due 02/07/2033		11,200	9,980

Sitios Latinoamerica SAB de CV
5.375% due 04/04/2032		3,300	2,844

Trust Fibra Uno
6.390% due 01/15/2050		2,100	1,609

			72,466

SOVEREIGN ISSUES 2.9%

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	96,846	4,663
3.000% due 12/03/2026 (g)		230,678	11,991
3.750% due 04/19/2071		$9,200	5,269
3.771% due 05/24/2061		3,000	1,769
4.000% due 03/15/2115	EUR	1,000	719
5.000% due 04/27/2051 (l)		$4,800	3,705
5.750% due 10/12/2110		15,900	12,685
6.338% due 05/04/2053 (l)		1,384	1,263
6.350% due 02/09/2035		3,100	3,038

			45,102

Total Mexico (Cost $154,420)			117,570

MOROCCO 0.3%

CORPORATE BONDS & NOTES 0.3%

OCP SA
3.750% due 06/23/2031		$3,350	2,655
5.125% due 06/23/2051		3,300	2,196

Total Morocco (Cost $6,470)			4,851

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%

Namibia Government International Bond
5.250% due 10/29/2025		$1,900	1,797

Total Namibia (Cost $1,878)			1,797

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.7%

CORPORATE BONDS & NOTES 0.5%

InterCement Financial Operations BV
5.750% due 07/17/2024		$500	$307

Metinvest BV
8.500% due 04/23/2026		3,300	2,359

NE Property BV
1.875% due 10/09/2026	EUR	200	188

Prosus NV
1.539% due 08/03/2028		1,600	1,381
2.031% due 08/03/2032		600	446
3.061% due 07/13/2031		$1,200	892
3.257% due 01/19/2027		1,000	886
3.680% due 01/21/2030		900	726
4.027% due 08/03/2050		600	344

			7,529

SOVEREIGN ISSUES 0.2%

Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		2,527	2,514

Total Netherlands (Cost $12,898)			10,043

NIGERIA 1.4%

CORPORATE BONDS & NOTES 0.4%

BOI Finance BV
7.500% due 02/16/2027	EUR	7,800	7,008

SOVEREIGN ISSUES 1.0%

Nigeria Government International Bond
7.143% due 02/23/2030		$6,200	4,905
7.625% due 11/28/2047		1,200	803
7.696% due 02/23/2038		4,100	2,881
7.875% due 02/16/2032		1,000	790
8.250% due 09/28/2051		4,900	3,407
8.375% due 03/24/2029		800	687
8.747% due 01/21/2031		2,550	2,157

			15,630

Total Nigeria (Cost $28,544)			22,638

OMAN 1.8%

SOVEREIGN ISSUES 1.8%

Oman Government International Bond
4.875% due 02/01/2025		$7,100	6,987
5.625% due 01/17/2028		3,830	3,738
6.000% due 08/01/2029		5,700	5,600
6.500% due 03/08/2047		1,800	1,612
6.750% due 10/28/2027		1,300	1,325
6.750% due 01/17/2048		2,500	2,305
7.000% due 01/25/2051		4,300	4,065
7.375% due 10/28/2032		1,900	2,014

Total Oman (Cost $28,037)			27,646

PAKISTAN 0.6%

SOVEREIGN ISSUES 0.6%

Pakistan Government International Bond
6.000% due 04/08/2026		$3,200	1,671
6.875% due 12/05/2027		1,400	720
7.375% due 04/08/2031		5,800	2,726
8.875% due 04/08/2051		8,100	3,775

Total Pakistan (Cost $15,321)			8,892

PANAMA 2.5%

CORPORATE BONDS & NOTES 0.8%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$2,700	1,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco General SA
5.250% due 05/07/2031 •(h)(i)		$8,700	$7,694
5.250% due 05/07/2031 •(h)		600	531

Banco Nacional de Panama
2.500% due 08/11/2030		1,500	1,168

ENA Norte Trust
4.950% due 04/25/2028		797	761

			12,122

SOVEREIGN ISSUES 1.7%

Panama Government International Bond
4.300% due 04/29/2053		2,800	1,833
4.500% due 05/15/2047		200	141
4.500% due 04/16/2050		1,000	684
4.500% due 01/19/2063		3,600	2,338
6.400% due 02/14/2035		2,100	2,040
6.700% due 01/26/2036 (l)		4,800	4,759
6.853% due 03/28/2054		4,100	3,819
6.875% due 01/31/2036 (a)		3,000	3,013
7.125% due 01/29/2026		4,100	4,186
8.125% due 04/28/2034		2,860	3,245
9.375% due 04/01/2029		518	594

			26,652

Total Panama (Cost $45,962)			38,774

PARAGUAY 0.4%

SOVEREIGN ISSUES 0.4%

Paraguay Government International Bond
2.739% due 01/29/2033		$800	613
3.849% due 06/28/2033		1,100	909
4.700% due 03/27/2027 (l)		1,500	1,441
5.400% due 03/30/2050		700	554
5.600% due 03/13/2048		200	162
5.850% due 08/21/2033		700	663
6.100% due 08/11/2044		1,700	1,499

Total Paraguay (Cost $6,794)			5,841

PERU 0.8%

CORPORATE BONDS & NOTES 0.7%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	13,600	3,465

InRetail Consumer
3.250% due 03/22/2028		$4,100	3,500

Petroleos del Peru SA
5.625% due 06/19/2047		6,600	3,996

			10,961

SOVEREIGN ISSUES 0.1%

Peru Government International Bond
3.000% due 01/15/2034		300	232
3.230% due 07/28/2121		2,100	1,100

			1,332

Total Peru (Cost $16,465)			12,293

PHILIPPINES 0.9%

CORPORATE BONDS & NOTES 0.2%

PLDT, Inc.
3.450% due 06/23/2050		$4,700	3,149

SOVEREIGN ISSUES 0.7%

Philippines Government International Bond
2.650% due 12/10/2045		2,200	1,330
2.950% due 05/05/2045		3,800	2,420
3.700% due 03/01/2041		3,700	2,800
3.700% due 02/02/2042		3,000	2,254
5.000% due 07/17/2033		2,200	2,115

			10,919

Total Philippines (Cost $20,142)			14,068

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 1.2%

SOVEREIGN ISSUES 1.2%

Poland Government International Bond
4.875% due 10/04/2033		$8,800	$8,208
5.500% due 11/16/2027		6,150	6,174
5.500% due 04/04/2053		4,300	3,903

Total Poland (Cost $19,098)			18,285

QATAR 2.0%

CORPORATE BONDS & NOTES 1.1%

QatarEnergy
2.250% due 07/12/2031		$1,600	1,285
3.125% due 07/12/2041		10,550	7,312
3.300% due 07/12/2051		12,400	8,074

			16,671

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		3,900	3,900

SOVEREIGN ISSUES 0.6%

Qatar Government International Bond
4.400% due 04/16/2050		1,900	1,555
4.625% due 06/02/2046		3,100	2,695
4.817% due 03/14/2049		4,380	3,811
5.103% due 04/23/2048		1,875	1,701

			9,762

Total Qatar (Cost $37,812)			30,333

ROMANIA 2.9%

SOVEREIGN ISSUES 2.9%

Romania Government International Bond
1.750% due 07/13/2030 (l)	EUR	8,600	6,893
2.000% due 12/08/2026 (l)		4,500	4,348
2.124% due 07/16/2031 (l)		5,450	4,278
2.125% due 03/07/2028 (l)		500	459
2.375% due 04/19/2027 (l)		350	338
2.875% due 04/13/2042 (l)		11,700	7,299
3.375% due 01/28/2050 (l)		5,000	3,137
3.500% due 04/03/2034 (l)		1,100	900
4.625% due 04/03/2049 (l)		1,000	786
5.000% due 09/27/2026 (l)		10,200	10,824
6.125% due 01/22/2044		$2,100	1,883
6.375% due 09/18/2033	EUR	3,600	3,751

Total Romania (Cost $55,687)			44,896

RUSSIA 0.5%

SOVEREIGN ISSUES 0.5%

Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	1,300	605
1.850% due 11/20/2032 ^(c)		4,600	2,140
5.100% due 03/28/2035 ^(c)		$9,800	4,140
5.250% due 06/23/2047 ^(c)		1,600	584
7.500% due 03/31/2030 ^(c)		363	238

Total Russia (Cost $18,339)			7,707

RWANDA 0.1%

SOVEREIGN ISSUES 0.1%

Rwanda Government International Bond
5.500% due 08/09/2031		$1,900	1,483

Total Rwanda (Cost $1,900)			1,483

SAUDI ARABIA 4.1%

CORPORATE BONDS & NOTES 0.7%

Saudi Arabian Oil Co.
2.875% due 04/16/2024		$300	295
3.500% due 11/24/2070		10,300	6,144

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 04/16/2039		$2,700	$2,202
4.375% due 04/16/2049 (l)		3,900	3,013

			11,654

SOVEREIGN ISSUES 3.4%

Saudi Government International Bond
0.000% due 03/03/2024 (f)	EUR	700	727
2.250% due 02/02/2033		$13,100	10,059
3.250% due 10/22/2030		1,600	1,403
3.450% due 02/02/2061		6,800	4,183
3.750% due 01/21/2055		3,400	2,265
4.375% due 04/16/2029		200	191
4.500% due 10/26/2046		19,500	15,423
4.625% due 10/04/2047		1,400	1,116
4.875% due 07/18/2033		19,100	18,188
5.000% due 04/17/2049		200	168

			53,723

Total Saudi Arabia (Cost $82,748)			65,377

SENEGAL 0.3%

SOVEREIGN ISSUES 0.3%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,300	2,082
5.375% due 06/08/2037		2,100	1,431
6.250% due 05/23/2033		$200	161
6.750% due 03/13/2048		1,300	874

Total Senegal (Cost $6,777)			4,548

SERBIA 1.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Project Mercury
8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	5,000	5,422

SOVEREIGN ISSUES 1.2%

Serbia Government International Bond
1.000% due 09/23/2028		500	413
1.500% due 06/26/2029		600	490
1.650% due 03/03/2033		2,400	1,662
3.125% due 05/15/2027		6,420	6,145
6.250% due 05/26/2028		$4,800	4,713
6.500% due 09/26/2033		5,000	4,770

			18,193

Total Serbia (Cost $25,566)			23,615

SLOVENIA 0.3%

SOVEREIGN ISSUES 0.3%

Slovenia Government International Bond
5.000% due 09/19/2033		$5,000	4,855

Total Slovenia (Cost $4,960)			4,855

SOUTH AFRICA 5.1%

CORPORATE BONDS & NOTES 3.3%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$400	322

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	399,500	20,871

Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$5,000	4,392
6.350% due 08/10/2028		12,000	10,953
8.450% due 08/10/2028		7,000	6,672

Sasol Financing USA LLC
5.875% due 03/27/2024		4,000	3,965
6.500% due 09/27/2028		1,150	1,029
8.750% due 05/03/2029		3,700	3,561

			51,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.8%

South Africa Government International Bond
4.875% due 04/14/2026		$1,700	$1,624
7.300% due 04/20/2052		1,200	955
10.500% due 12/21/2026	ZAR	77,900	4,235
10.500% due 12/21/2026 (l)		390,600	21,235

			28,049

Total South Africa (Cost $91,393)			79,814

SOUTH KOREA 0.6%

CORPORATE BONDS & NOTES 0.6%

KB Kookmin Card Co. Ltd.
1.500% due 05/13/2026		$400	357

LG Chem Ltd.
1.375% due 07/07/2026		9,100	8,090

Shinhan Financial Group Co. Ltd.
2.875% due 05/12/2026 •(h)(i)		1,500	1,334

Total South Korea (Cost $10,961)			9,781

SPAIN 0.3%

CORPORATE BONDS & NOTES 0.3%

Banco Santander SA
5.147% due 08/18/2025		$5,200	5,092

Total Spain (Cost $5,200)			5,092

SRI LANKA 0.6%

SOVEREIGN ISSUES 0.6%

Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$4,400	2,141
6.200% due 05/11/2027 ^(c)		800	374
6.350% due 06/28/2024		620	297
6.750% due 04/18/2028		955	448
6.825% due 07/18/2026 ^(c)		500	241
6.850% due 03/14/2024		254	122
6.850% due 11/03/2025 ^(c)		4,450	2,153
7.550% due 03/28/2030 ^(c)		6,000	2,802
7.850% due 03/14/2029 ^(c)		600	282

Total Sri Lanka (Cost $12,881)			8,860

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%

African Export-Import Bank
2.634% due 05/17/2026		$6,500	5,822

Total Supranational (Cost $6,500)			5,822

SWITZERLAND 0.2%

CORPORATE BONDS & NOTES 0.2%

Credit Suisse AG
4.750% due 08/09/2024		$3,500	3,451

Total Switzerland (Cost $3,500)			3,451

TANZANIA 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
9.048% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	4,727	4,928

Total Tanzania (Cost $5,532)			4,928

THAILAND 0.2%

CORPORATE BONDS & NOTES 0.2%

Bangkok Bank PCL
3.466% due 09/23/2036 •(i)		$2,700	2,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027		$400	$361

Total Thailand (Cost $3,110)			2,459

TRINIDAD AND TOBAGO 0.2%

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		$2,700	2,678

Total Trinidad and Tobago (Cost $2,680)			2,678

TUNISIA 0.3%

SOVEREIGN ISSUES 0.3%

Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	647
5.625% due 02/17/2024	EUR	2,000	1,880
6.750% due 10/31/2023		1,500	1,539

Total Tunisia (Cost $5,153)			4,066

TURKEY 5.2%

CORPORATE BONDS & NOTES 0.2%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$1,289	1,199

Turkiye Is Bankasi AS
6.125% due 04/25/2024		1,100	1,093

Yapi ve Kredi Bankasi AS
5.850% due 06/21/2024		1,500	1,489

			3,781

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

SOCAR Turkey Enerji AS
7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	16,600	17,287

SOVEREIGN ISSUES 3.9%

Turkey Government International Bond
4.875% due 04/16/2043		$12,700	8,082
5.250% due 03/13/2030		3,300	2,753
5.750% due 05/11/2047		33,900	23,010
5.875% due 06/26/2031		2,300	1,937
5.950% due 01/15/2031		3,100	2,643
6.000% due 01/14/2041		12,680	9,396
6.125% due 10/24/2028		3,300	3,016
6.875% due 03/17/2036		2,700	2,294
9.375% due 01/19/2033		5,400	5,512

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		2,400	2,411

			61,054

Total Turkey (Cost $93,287)			82,122

UKRAINE 0.8%

CORPORATE BONDS & NOTES 0.1%

NPC Ukrenergo
6.875% due 11/09/2028 ^(c)		$5,700	1,553

SOVEREIGN ISSUES 0.7%

Ukraine Government International Bond
6.876% due 05/21/2031 ^(c)		6,800	1,795
7.253% due 03/15/2035 ^(c)		7,700	2,042
7.375% due 09/25/2034 ^(c)		2,160	573
7.750% due 09/01/2024 ^(c)		2,200	754
7.750% due 09/01/2026 ^(c)		3,800	1,136
7.750% due 09/01/2027 ^(c)		9,550	2,760
7.750% due 09/01/2028 ^(c)		800	231
7.750% due 08/01/2041 ^~(c)		1,600	740
8.994% due 02/01/2026 ^(c)		1,200	386
9.750% due 11/01/2030		1,300	389

			10,806

Total Ukraine (Cost $36,300)			12,359

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 2.2%

CORPORATE BONDS & NOTES 1.0%

Abu Dhabi Crude Oil Pipeline LLC
3.650% due 11/02/2029		$2,200	$2,021

Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		2,300	2,202
4.696% due 04/24/2033		4,600	4,386

DP World Ltd.
4.700% due 09/30/2049		500	395
5.625% due 09/25/2048		2,350	2,090
6.850% due 07/02/2037		2,350	2,435

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,337

Ruwais Power Co. PJSC
6.000% due 08/31/2036		420	419

			15,285

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

NMC Opco Ltd.
11.613% (LIBOR03M + 6.000%) due 03/25/2025 «~	AED	16,825	4,626
11.613% (LIBOR03M + 6.000%) due 03/25/2027 «~		22,433	6,169

			10,795

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi Government International Bond
1.625% due 06/02/2028		$4,900	4,225
3.125% due 05/03/2026		1,300	1,235

Emirate of Dubai Government International Bond
3.900% due 09/09/2050		400	274

Finance Department Government of Sharjah
4.375% due 03/10/2051		2,750	1,724

			7,458

Total United Arab Emirates (Cost $36,602)			33,538

UNITED KINGDOM 2.0%

CORPORATE BONDS & NOTES 0.8%

Fresnillo PLC
4.250% due 10/02/2050		$4,200	2,940

HSBC Holdings PLC
3.803% due 03/11/2025 •		200	197
5.210% due 08/11/2028 •		3,200	3,082

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		2,800	2,724

NatWest Group PLC
4.269% due 03/22/2025 •		300	297
4.800% due 04/05/2026		300	290

Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2026 ^(c)		3,300	1,749

Ukreximbank Via Biz Finance PLC
9.750% due 01/22/2025		600	537

			11,816

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

Canada Square Funding PLC
6.001% due 01/17/2059 •	GBP	2,648	3,213
6.169% (SONIO/N + 0.950%) due 06/17/2058 ~		893	1,086

Formentera Issuer PLC
5.983% due 07/28/2047 •		148	180

Polaris PLC
6.495% due 05/23/2059 •		2,575	3,151

Rochester Financing PLC
5.919% due 12/18/2044 •		2,659	3,217

Stratton Mortgage Funding PLC
6.119% due 03/12/2052 •		542	661

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	111	$135
6.568% due 05/20/2045 •		952	1,162
7.018% due 02/20/2054 •		2,395	2,925

Tower Bridge Funding PLC
5.939% due 12/20/2063 •		1,838	2,236

			17,966

Total United Kingdom (Cost $31,843)			29,782

UNITED STATES 17.0%

ASSET-BACKED SECURITIES 0.9%

Aames Mortgage Investment Trust
5.914% due 04/25/2036 •		$737	652

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.484% due 11/25/2034 •		149	146

Argent Securities Trust
5.734% due 07/25/2036 •		615	529

Countrywide Asset-Backed Certificates Trust
5.914% due 02/25/2037 •		2,509	2,384
6.559% due 11/25/2035 •		2,287	2,215

Credit-Based Asset Servicing & Securitization Trust
3.163% due 01/25/2037 ^þ		6,920	2,167

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ		156	49
6.672% due 06/25/2036 ^þ		231	66

GSAA Home Equity Trust
6.502% due 11/25/2036 þ		1,020	388

Home Equity Asset Trust
6.784% due 02/25/2033 «•		69	64

MASTR Asset-Backed Securities Trust
6.134% due 09/25/2034 «•		139	112

Morgan Stanley ABS Capital, Inc. Trust
6.199% due 01/25/2035 •		23	22
6.229% due 03/25/2034 •		2,220	2,189

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		53	29
6.154% due 04/25/2037 •		234	67

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.584% due 07/25/2036 •		399	362

Option One Mortgage Loan Trust
5.654% due 04/25/2037 •		564	404
5.654% due 05/25/2037 •		225	133

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.214% due 09/25/2035 •		1,600	1,366

RAAC Trust
6.134% due 02/25/2046 •		105	104

Saxon Asset Securities Trust
5.744% due 09/25/2037 •		272	257

Soundview Home Loan Trust
5.959% due 03/25/2036 •		376	372
6.334% due 10/25/2037 •		700	548

			14,625

		SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(d)(j)		2,865,490	311

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.9%

Credit Suisse AG AT1 Claim ^		$2,000	210

DAE Funding LLC
2.625% due 03/20/2025		1,500	1,412

Pricoa Global Funding
4.200% due 08/28/2025		450	438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rio Oil Finance Trust
8.200% due 04/06/2028	$4,126	$4,165
9.250% due 07/06/2024	890	898
9.750% due 01/06/2027	3,086	3,190

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (f)	6,150	3,949

		14,262

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,599	4,928

Ecopetrol SA
TBD% due 08/16/2024 «	13,400	13,362

		18,290

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Adjustable Rate Mortgage Trust
4.510% due 11/25/2035 ^~	65	48

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,902	1,840

Banc of America Funding Trust
4.245% due 11/20/2035 ^~	71	63
6.388% due 04/25/2037 ^þ	93	77

BANK
4.407% due 11/15/2061 ~	3,200	2,984

BCAP LLC Trust
3.675% due 05/26/2037 ~	2,034	1,793

Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~	4	4
4.640% due 02/25/2036 ^~	31	28

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,361
4.261% due 10/10/2051	4,100	3,743

CIM Trust
5.500% due 08/25/2064 ~	6,672	6,527

Citigroup Mortgage Loan Trust
4.818% due 07/25/2046 ^~	38	34
6.285% due 09/25/2035 •	26	25

CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036 •	482	402

Countrywide Alternative Loan Trust
5.784% due 05/25/2036 ^•	477	192
6.074% due 11/25/2035 •	81	64
6.250% due 11/25/2036 ^	58	43
6.444% due 03/25/2037 ^•	84	45

Countrywide Home Loan Mortgage Pass-Through Trust
3.745% due 02/25/2047 ^~	43	37
3.986% due 04/20/2036 ^«~	1	1
4.163% due 09/25/2047 ^~	20	18
4.223% due 03/25/2037 ^~	33	29

Credit Suisse Mortgage Capital Certificates
3.364% due 11/30/2037 ~	653	594

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	513	301

Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	3,965	3,016
1.756% due 10/25/2066 ~	2,271	1,842
2.000% due 01/25/2060 ~	1,939	1,618

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.358% due 10/25/2035 «~	1	1
5.500% due 12/25/2035 ^	93	75

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	54	43
6.386% due 10/25/2036 ^þ	54	43

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	6,573	6,471

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •	127	103

HarborView Mortgage Loan Trust
4.685% due 08/19/2036 ^«~	4	4

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
6.074% due 03/25/2035 •	$73	$64

IndyMac INDA Mortgage Loan Trust
3.308% due 11/25/2037 ~	582	482
3.803% due 08/25/2036 ~	105	84

IndyMac INDX Mortgage Loan Trust
3.321% due 06/25/2036 ~	78	64
3.498% due 10/25/2035 ~	71	57
5.734% due 06/25/2037 ^•	106	40
5.794% due 02/25/2037 •	420	417

JP Morgan Mortgage Trust
4.177% due 04/25/2035 «~	1	1
4.336% due 11/25/2035 ^~	29	23
4.430% due 08/25/2035 ~	23	22

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	105	99

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~	928	848

Lehman XS Trust
5.814% due 09/25/2046 •	1,563	1,306
5.934% due 08/25/2037 •	2,629	2,380

Luminent Mortgage Trust
5.794% due 12/25/2036 ^•	22	20

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	131	14

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	776	567
6.500% due 07/25/2037 ^	260	198

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~	24	16

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	9,157	8,874

Structured Adjustable Rate Mortgage Loan Trust
3.665% due 11/25/2035 ^~	25	22
4.217% due 09/25/2036 ^~	125	84
7.404% due 10/25/2037 ^•	68	58

SunTrust Adjustable Rate Mortgage Loan Trust
4.420% due 10/25/2037 ^~	281	240

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ	568	16

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~	65	55
3.309% due 04/25/2037 ^~	45	39
3.318% due 05/25/2037 ^~	84	64
3.838% due 03/25/2036 ~	732	656
3.907% due 12/25/2036 ^~	128	112
5.804% due 05/25/2034 •	66	59

Wells Fargo Mortgage-Backed Securities Trust
6.405% due 10/25/2036 ~	199	184

		50,634

U.S. GOVERNMENT AGENCIES 5.2%

Israel Government AID Bond
5.500% due 04/26/2024	100	100

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2053	6,300	5,009
3.500% due 11/01/2053	7,900	6,801
4.000% due 10/01/2053 - 11/01/2053	17,700	15,760
4.500% due 10/01/2053 - 11/01/2053	17,700	16,253
5.000% due 10/01/2053	18,400	17,361
5.500% due 11/01/2053	21,400	20,677

		81,961

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 5.6%

U.S. Treasury Bonds
1.750% due 08/15/2041 (l)(n)	$23,100	$14,395
2.375% due 02/15/2042 (l)	21,300	14,730
3.250% due 05/15/2042 (l)	27,500	21,920
4.375% due 08/15/2043	500	466

U.S. Treasury Notes
3.125% due 08/31/2029 (l)(n)	31,100	28,665
4.000% due 02/28/2030 (l)(p)	8,300	8,006

		88,182

	SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(j)	3	0

Total United States (Cost $293,388)		268,265

	PRINCIPAL AMOUNT (000S)
URUGUAY 0.1%

SOVEREIGN ISSUES 0.1%

Uruguay Government International Bond
5.100% due 06/18/2050	$200	178
7.875% due 01/15/2033	750	875

Total Uruguay (Cost $1,108)		1,053

UZBEKISTAN 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Uzbekistan International Bond
5.375% due 02/20/2029	$4,100	3,681

Total Uzbekistan (Cost $3,752)		3,681

VENEZUELA 0.7%

CORPORATE BONDS & NOTES 0.3%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	$51,899	2,984
5.500% due 04/12/2037 ^(c)	19,263	1,108
6.000% due 05/16/2024 ^(c)	2,800	161

		4,253

SOVEREIGN ISSUES 0.4%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	19,240	1,876
7.650% due 04/21/2025 ^(c)	10,109	960
8.250% due 10/13/2024 ^(c)	21,739	2,065
9.250% due 09/15/2027 ^(c)	7,540	773
9.250% due 05/07/2028 ^(c)	3,027	314
11.950% due 08/05/2031 ^(c)	6,580	683

		6,671

Total Venezuela (Cost $84,780)		10,924

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
5.500% due 03/12/2028	$1,140	1,100

Total Vietnam (Cost $1,081)		1,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%

CLP Power Hong Kong Financing Ltd.
2.125% due 06/30/2030		$4,300	$3,453

Gold Fields Orogen Holdings BVI Ltd.
5.125% due 05/15/2024		200	198

Total Virgin Islands (British) (Cost $4,510)			3,651

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bond
8.500% due 04/14/2024 ^(c)		$2,450	1,351

Total Zambia (Cost $1,795)			1,351

SHORT-TERM INSTRUMENTS 6.6%

CERTIFICATES OF DEPOSIT 0.2%

Banco Davivienda SA
13.183% due 05/17/2026	COP	3,189,000	790

Bancolombia SA
10.481% due 03/30/2026		6,004,000	1,408
13.546% due 07/18/2025		6,464,000	1,614

			3,812

REPURCHASE AGREEMENTS (k) 6.2%
			96,198

U.S. TREASURY BILLS 0.2%
5.394% due 10/19/2023 (e)(f)(p)		$2,764	2,757

Total Short-Term Instruments (Cost $102,987)			102,767

Total Investments in Securities (Cost $2,268,794)			1,852,193

		SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III		289,485	2,814

Total Short-Term Instruments (Cost $2,814)			2,814

Total Investments in Affiliates (Cost $2,814)			2,814

Total Investments 118.7% (Cost $2,271,608)			$1,855,007

Financial Derivative Instruments (m)(o) 0.1% (Cost or Premiums, net $(899))			1,357

Other Assets and Liabilities, net (18.8)%			(294,378)

Net Assets 100.0%			$1,561,986

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$311	$311	0.02%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	3,095	4,062	0.26

		$3,406	$4,373	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.000%	07/27/2023	TBD	(2)	$ 2,156	Egypt Government International Bond 7.500% due 01/31/2027	$(1,914)	$2,156	$2,168
	3.000	09/20/2023	TBD	(2)	EUR 15,687	Romania Government International Bond 1.375% due 12/02/2029	(16,503)	16,586	16,603
	3.750	09/22/2023	11/03/2023		$ 7,800	Egypt Government International Bond 7.500% due 01/31/2027	(7,658)	7,800	7,808
BRC	0.500	05/05/2023	TBD	(2)	9,229	Egypt Government International Bond 10.875% due 02/28/2026	(10,539)	9,229	9,275
DEU	5.250	09/26/2023	10/03/2023		5,287	U.S. Treasury Notes 2.375% due 02/29/2024	(5,284)	5,287	5,292
	5.320	09/26/2023	10/03/2023		4,230	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,170)	4,230	4,234
	5.330	09/26/2023	10/03/2023		6,652	U.S. Treasury Bonds 3.375% due 11/15/2048	(6,569)	6,652	6,658
	5.330	09/28/2023	10/05/2023		16,630	U.S. Treasury Notes 4.125% due 11/15/2032	(16,761)	16,630	16,640
FICC	2.600	09/29/2023	10/02/2023		2,888	U.S. Treasury Notes 3.500% due 09/15/2025	(2,946)	2,888	2,888
JPS	5.340	09/26/2023	10/03/2023		24,741	U.S. Treasury Notes 2.625% - 3.875% due 12/31/2027 - 02/15/2029	(24,740)	24,740	24,762

Total Repurchase Agreements							$(97,084)	$96,198	$96,328

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	5.420%	09/08/2023	10/11/2023			$(37,091)	$(37,225)
BRC	4.250	07/28/2023	TBD	(4)		(574)	(579)
	4.500	05/05/2023	TBD	(4)		(519)	(526)
	4.700	08/02/2023	TBD	(4)		(3,424)	(3,451)
	5.000	08/02/2023	TBD	(4)		(1,543)	(1,555)
	8.550	06/08/2023	TBD	(4)	ZAR	(79,626)	(4,325)
	8.550	08/09/2023	TBD	(4)		(405,327)	(21,685)
JML	5.150	09/22/2023	11/03/2023			$(1,333)	(1,335)
	5.600	09/22/2023	11/03/2023			(6,564)	(6,575)
	5.700	09/22/2023	11/03/2023			(910)	(911)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
MYI	4.500%	05/05/2023	TBD	(4)		$(759)	$(774)
	4.900	05/05/2023	TBD	(4)		(3,744)	(3,819)
	5.150	07/27/2023	TBD	(4)		(1,270)	(1,282)
NOM	4.750	09/14/2023	TBD	(4)		(1,568)	(1,573)
	5.000	09/14/2023	TBD	(4)		(2,527)	(2,533)
	5.000	09/14/2023	09/12/2025			(3,458)	(3,466)
	5.250	09/14/2023	TBD	(4)		(2,198)	(2,204)
	5.320	09/14/2023	TBD	(4)		(19,833)	(19,886)
SCX	4.080	08/02/2023	TBD	(4)	EUR	(6,021)	(6,408)
	4.100	07/13/2023	TBD	(4)		(11,431)	(12,193)
	4.100	07/27/2023	TBD	(4)		(740)	(788)
	4.100	08/02/2023	TBD	(4)		(17,807)	(18,953)
	4.100	08/07/2023	TBD	(4)		(529)	(563)

Total Reverse Repurchase Agreements							$(152,609)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(5)
Egypt (1.3)%
Sovereign Issues (1.3)%
Egypt Government International Bond	7.500%	01/31/2027	$	13,000	$(13,043)	$(9,572)
Egyptian Financial Co. for Sovereign Taskeek	10.875	02/28/2026		11,000	(9,610)	(10,610)

Total Egypt					(22,653)	(20,182)

Romania (1.1)%
Sovereign Issues (1.1)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(16,521)

United States (3.6)%
U.S. Treasury Obligations (3.6)%
U.S. Treasury Bonds	2.250%	05/15/2041	$	6,000	(4,619)	(4,170)
U.S. Treasury Bonds	3.375	11/15/2048		8,238	(7,388)	(6,569)
U.S. Treasury Notes	2.375	02/29/2024		5,340	(5,236)	(5,285)
U.S. Treasury Notes	2.625	02/15/2029		10,100	(9,524)	(9,174)
U.S. Treasury Notes	3.875	12/31/2027		15,900	(15,974)	(15,569)
U.S. Treasury Notes	4.125	11/15/2032		17,100	(17,703)	(16,763)

Total United States					(60,444)	(57,530)

Total Short Sales (6.0)%					$(106,530)	$(94,233)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$0	$(37,225)	$0	$0	$(37,225)	$36,943	$(282)
BPS	26,579	0	0	0	26,579	(26,715)	(136)
BRC	9,275	(32,121)	0	0	(22,846)	23,425	579
DEU	32,824	0	0	0	32,824	(32,784)	40
FICC	2,888	0	0	0	2,888	(2,946)	(58)
JML	0	(8,821)	0	0	(8,821)	9,204	383
JPS	24,762	0	0	0	24,762	(24,740)	22
MYI	0	(5,875)	0	0	(5,875)	5,963	88
NOM	0	(29,662)	0	0	(29,662)	30,783	1,121
SCX	0	(38,905)	0	0	(38,905)	40,541	1,636

Master Securities Forward Transaction Agreement
BPG	0	0	0	(5,285)	(5,285)	0	(5,285)
FBF	0	0	0	(9,572)	(9,572)	0	(9,572)
GSC	0	0	0	(52,245)	(52,245)	0	(52,245)
MBC	0	0	0	(27,131)	(27,131)	0	(27,131)

Total Borrowings and Other Financing Transactions	$96,328	$(152,609)	$0	$(94,233)

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,603)	$(5,603)
Sovereign Issues	0	0	(8,821)	(100,960)	(109,781)
U.S. Treasury Obligations	0	(37,225)	0	0	(37,225)

Total Borrowings	$0	$(37,225)	$(8,821)	$(106,563)	$(152,609)

Payable for reverse repurchase agreements					$(152,609)

(l)	Securities with an aggregate market value of $154,490 and cash of $2,908 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(175,780) at a weighted average interest rate of 5.157%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $1,154 of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	21	$21	$(7)	$(10)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	21	21	(7)	(4)

Total Written Options					$(14)	$(14)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	15	$1,836	$(27)	$14	$(11)
U.S. Treasury 2-Year Note December Futures	12/2023	396	80,274	(221)	40	0
U.S. Treasury 5-Year Note December Futures	12/2023	603	63,532	90	42	(1)
U.S. Treasury 10-Year Note December Futures	12/2023	2,021	218,394	(3,899)	411	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	113	13,412	(989)	42	0

				$(5,046)	$549	$(12)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	195	$(26,521)	$635	$319	$(319)
Euro-Buxl 30-Year Bond December Futures	12/2023	24	(3,105)	274	73	(72)
U.S. Treasury 10-Year Ultra December Futures	12/2023	56	(6,248)	132	0	(13)

				$1,041	$392	$(404)

Total Futures Contracts				$(4,005)	$941	$(416)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.560%	$	400	$0	$1	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		1,300	(90)	93	3	0	0

							$(90)	$94	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$	14,400	$822	$(264)	$558	$27	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028		56,000	2,998	(504)	2,494	89	0
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028		10,500	(159)	17	(142)	2	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028		43,900	(559)	18	(541)	7	0

						$3,102	$(733)	$2,369	$125	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$	88,100	$(2,736)	$(507)	$(3,243)	$0	$(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024		84,300	3,476	186	3,662	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		22,300	(1,340)	(1,161)	(2,501)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,000	11	(304)	(293)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		71,000	1,990	1,172	3,162	0	(128)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		3,300	46	(671)	(625)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		2,300	(9)	(97)	(106)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,600	(10)	(108)	(118)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	(14)	(26)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	(24)	(41)	8	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	(24)	(45)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	89	141	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	138	257	0	(3)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	BRL	238,700	0	827	827	0	0
Pay	1-Year BRL-CDI	11.415	Maturity	01/04/2027		53,800	0	22	22	41	0
Receive	1-Year BRL-CDI	13.015	Maturity	01/04/2027		31,300	0	(277)	(277)	0	(24)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	742	742	12	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	359,500	101	(272)	(171)	0	(71)
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	EUR	2,400	(9)	(7)	(16)	0	(16)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		4,600	48	87	135	2	0
Receive	6-Month PLN-WIBOR	5.455	Annual	01/10/2028	PLN	22,500	0	(307)	(307)	10	0
Receive	6-Month PLN-WIBOR	5.490	Annual	01/10/2028		17,500	0	(246)	(246)	8	0
Receive	28-Day MXN-TIIE	8.900	Lunar	05/21/2027	MXN	120,300	0	210	210	0	(19)
Pay	28-Day MXN-TIIE	8.740	Lunar	03/07/2028		217,800	0	(424)	(424)	42	0
Receive	28-Day MXN-TIIE	8.585	Lunar	05/18/2028		38,300	0	89	89	0	(8)
Receive	28-Day MXN-TIIE	8.760	Lunar	05/19/2028		1,600	0	3	3	0	0
Pay	28-Day MXN-TIIE	9.253	Lunar	08/31/2028		428,800	0	(373)	(373)	94	0
Pay	28-Day MXN-TIIE	9.160	Lunar	09/01/2028		145,300	0	(156)	(156)	31	0
Pay	28-Day MXN-TIIE	9.210	Lunar	09/05/2028		145,000	0	(137)	(137)	31	0
Receive	28-Day MXN-TIIE	9.700	Lunar	09/22/2028		226,500	0	(52)	(52)	0	(49)
Receive	28-Day MXN-TIIE	9.870	Lunar	09/22/2028		226,500	0	(139)	(139)	0	(50)

							$1,689	$(1,735)	$(46)	$340	$(441)

Total Swap Agreements							$4,701	$(2,374)	$2,327	$465	$(441)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$972	$465	$1,437	$(14)	$(416)	$(441)	$(871)

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(n)

Securities with an aggregate market value of $3,738 and cash of $15,838 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information
(7)	Unsettled variation margin asset of $31 for closed futures is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	02/2024		$3,410	JPY	490,000	$0	$(58)

BOA	10/2023	DOP	55,923		$983	2	0
	10/2023	JPY	73,000		498	9	0
	10/2023	MYR	129		28	0	0
	11/2023	ZAR	25,792		1,348	0	(8)
	12/2023	ILS	105		28	0	0
	12/2023	MXN	46,311		2,669	43	0
	12/2023		$2,278	INR	189,589	0	(5)
	01/2024		1,983	HUF	733,276	0	(25)
	02/2024		1,653	DOP	95,573	2	0
	03/2024	EGP	23,753		$679	32	0
	04/2024	MYR	45,251		9,887	103	0
	04/2024		$8,471	MYR	39,002	0	(38)

BPS	10/2023	BRL	34,043		$6,913	140	0
	10/2023	COP	9,703,097		2,434	71	0
	10/2023	EUR	5,201		5,533	37	(2)
	10/2023	THB	103,631		2,877	28	(1)
	10/2023		$31,006	BRL	157,943	488	(76)
	10/2023		129,741	EUR	122,383	0	(352)
	10/2023		1,744	GBP	1,434	6	0
	10/2023		485	THB	17,296	0	(9)
	10/2023		27,202	ZAR	518,361	136	0
	10/2023	ZAR	467,221		$24,212	0	(429)
	11/2023	CAD	2,544		1,880	6	0
	11/2023	EUR	119,396		126,679	292	0
	11/2023	GBP	1,985		2,419	2	(6)
	11/2023	ILS	18,843		5,443	489	0
	11/2023	NZD	3,996		2,372	0	(23)
	11/2023		$330	TRY	9,285	0	(6)
	12/2023	INR	39,897		$479	1	0
	12/2023	NGN	38,880		48	2	0
	12/2023		$2,382	INR	199,108	5	0
	01/2024	PLN	6,928		$1,571	0	(8)
	01/2024		$831	BRL	4,200	0	(4)
	01/2024		472	PLN	2,063	0	(2)
	02/2024	EGP	10,742		$307	12	0
	02/2024		$255	EGP	9,194	0	(3)
	03/2024	IDR	4,987,459		$323	2	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2023	CZK	10,692		$466	$3	$0
	10/2023	GBP	1,985		2,415	0	(7)
	10/2023	MXN	227,564		12,180	0	(850)
	10/2023		$726	MXN	12,864	10	0
	12/2023	MXN	12,530		$725	15	0
	12/2023		$153	MXN	2,675	0	(2)
	01/2024	PLN	6,641		$1,519	5	0

BSH	10/2023	BRL	423,400		79,448	0	(4,784)
	10/2023		$84,552	BRL	423,400	0	(319)
	01/2024	BRL	245,100		$49,958	1,737	0
	01/2024		$1,661	JPY	240,000	0	(28)

CBK	10/2023	BRL	17,333		$3,463	15	0
	10/2023	EUR	1,888		2,009	13	0
	10/2023	GBP	486		598	6	0
	10/2023	MXN	37,522		2,154	5	0
	10/2023		$3,481	BRL	17,333	0	(32)
	10/2023		1,056	EUR	977	0	(23)
	10/2023		327	NGN	195,455	0	(88)
	11/2023	BRL	4,722		$956	21	0
	11/2023	CAD	1,131		829	0	(4)
	11/2023	CHF	877		979	16	0
	11/2023	ILS	48,733		14,562	1,752	0
	11/2023	PEN	9,786		2,632	54	0
	11/2023	SEK	5,320		487	0	(1)
	11/2023		$1,337	AUD	2,093	11	0
	11/2023		1,870	EGP	60,349	68	0
	11/2023		1,133	NOK	12,115	1	0
	12/2023	AED	40,067		$10,912	0	(1)
	12/2023	MXN	128		7	0	0
	12/2023	PEN	1,806		485	10	0
	12/2023		$3,141	BRL	15,888	0	(5)
	12/2023		681	MXN	11,838	0	(10)
	02/2024		105	EGP	3,779	0	(1)

DUB	10/2023	BRL	123,900		$24,683	38	0
	10/2023	CZK	50,426		2,196	12	0
	10/2023	THB	22,644		637	14	0
	10/2023	ZAR	63,740		3,500	138	0
	11/2023	EGP	123,365		4,342	382	0
	11/2023		$24,584	BRL	123,900	0	(42)
	11/2023		21,290	ILS	76,951	0	(1,061)
	12/2023	INR	26,018		$312	0	0
	01/2024	NGN	347,475		565	166	0
	02/2024		$736	EGP	26,495	0	(7)

FAR	10/2023	BRL	100,982		$20,166	76	0
	10/2023		$20,765	BRL	100,982	0	(676)
	11/2023	BRL	101,422		$20,765	676	0

GLM	10/2023		19,546		3,903	15	0
	10/2023	DOP	345,921		6,172	113	0
	10/2023	MXN	113,644		6,538	21	0
	10/2023	MYR	655		140	0	0
	10/2023	NGN	381,623		639	172	0
	10/2023		$4,017	BRL	19,546	0	(128)
	10/2023		1,273	JPY	189,700	0	(3)
	10/2023		361	MXN	6,244	0	(3)
	10/2023		222	TRY	6,142	0	(5)
	10/2023	ZAR	35,951		$1,876	0	(20)
	11/2023	BRL	75,744		15,206	203	0
	11/2023	DOP	305,082		5,427	81	0
	11/2023	EGP	35,440		1,257	119	0
	11/2023	MXN	6,236		357	2	0
	11/2023		$4,146	EGP	126,142	0	(97)
	11/2023		2,121	MXN	36,264	0	(56)
	11/2023		1,949	TRY	54,439	0	(56)
	12/2023	DOP	167,739		$2,989	60	0
	12/2023	KRW	424,321		315	0	0
	12/2023	MXN	98,445		5,675	94	0
	12/2023	PHP	54,537		953	0	(10)
	12/2023		$479	PEN	1,803	0	(5)
	01/2024	DOP	788,370		$13,844	150	0

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2024	HUF	409,623		$1,090	$0	$(4)
	01/2024		$2,021	HUF	738,632	0	(48)
	02/2024		72	EGP	2,609	0	(1)

JPM	10/2023	BRL	70,600		$14,099	53	0
	10/2023	CZK	49,729		2,146	0	(8)
	10/2023		$14,256	BRL	70,600	0	(211)
	10/2023		314	CAD	424	0	(2)
	10/2023		299	NGN	185,634	0	(72)
	10/2023		318	THB	11,453	0	(3)
	11/2023	CHF	4,049		$4,487	47	(4)
	11/2023	NZD	4,386		2,602	0	(26)
	11/2023	SEK	10,460		952	0	(7)
	11/2023		$1,277	NOK	13,735	8	0
	11/2023	ZAR	5,010		$262	0	(2)
	12/2023	NGN	173,259		279	72	0
	12/2023	TWD	30,880		976	13	0
	12/2023		$3,165	INR	264,093	3	(2)
	12/2023		335	NGN	211,594	0	(82)
	01/2024		85		70,295	0	(4)
	02/2024	EGP	26,900		$772	32	0
	02/2024		$318	EGP	11,479	0	(3)
	03/2024	CNH	835		$116	0	0

MBC	10/2023	BRL	3,152		641	14	0
	10/2023	EUR	120,879		130,676	2,877	0
	10/2023	GBP	16,394		20,624	621	0
	10/2023		$629	BRL	3,152	0	(2)
	11/2023	ZAR	324,429		$16,900	0	(163)
	01/2024	JPY	240,000		1,681	49	0
	01/2024		$6,714	HUF	2,463,090	0	(136)
	02/2024	JPY	490,000		$3,452	100	0

MYI	10/2023	BRL	228,900		45,711	172	0
	10/2023	CAD	631		467	2	0
	10/2023	MYR	3,851		824	1	0
	10/2023		$47,880	BRL	228,900	0	(2,342)
	10/2023		1,985	TRY	54,925	0	(46)
	10/2023	ZAR	6,360		$341	5	0
	11/2023	EGP	28,884		1,024	96	0
	11/2023		$1,418	CAD	1,913	0	(9)
	11/2023	ZAR	64,337		$3,380	0	(3)
	02/2024	EGP	65,485		1,871	70	0
	02/2024		$991	EGP	35,816	0	(6)
	03/2024	IDR	5,022,605		$326	3	0
	03/2024		$331	EGP	11,871	0	(8)

RBC	10/2023	BRL	828		$165	1	0
	10/2023		$167	BRL	828	0	(2)
	10/2023		706	JPY	102,300	0	(21)
	11/2023	CAD	149		$110	0	0
	12/2023	MXN	2,600		151	3	0
	12/2023	PEN	2,400		629	0	(2)
	12/2023		$5,570	MXN	98,918	50	0
	12/2023		1,747	PEN	6,628	0	(5)

RYL	10/2023		3,317	EUR	3,096	0	(44)

SCX	10/2023		28	MYR	130	0	0
	12/2023		3,386	INR	282,105	0	(4)
	01/2024		355	NGN	291,810	0	(20)
	02/2024	MYR	433		$95	2	0
	02/2024		$381	EGP	13,731	0	(4)
	02/2024		94	MYR	434	0	0
	03/2024		331	EGP	11,875	0	(8)
	04/2024		1,458	MYR	6,489	0	(55)

SOG	10/2023	PHP	55,019		$976	3	0

SSB	12/2023	TWD	20,385		635	0	(1)
	12/2023		$1,112	COP	4,609,340	0	(4)
	12/2023		635	KRW	855,478	0	0
	03/2024	IDR	14,793,886		$953	0	(1)
	03/2024		$315	IDR	4,905,627	1	0

TOR	10/2023	JPY	264,844		$1,773	1	0
	10/2023		$20,506	GBP	16,880	90	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023		$547	JPY	79,944	$0	$(12)
	11/2023	GBP	16,880		$20,509	0	(90)
	11/2023		$2,002	JPY	297,598	0	(1)
	12/2023		2,086	INR	174,220	2	0

UAG	10/2023	BRL	3,140		$627	2	0
	10/2023	CZK	48		2	0	0
	10/2023		$638	BRL	3,140	0	(13)
	10/2023		1,590	EUR	1,512	8	0
	10/2023	ZAR	20,541		$1,109	26	0
	11/2023	CHF	435		488	11	0
	11/2023	EUR	1,512		1,592	0	(8)
	11/2023	ILS	9,465		2,737	249	0

Total Forward Foreign Currency Contracts						$12,869	$(12,868)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	200	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	800	(3)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	100	0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	3,100	(7)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	3,100	(7)	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	3,600	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	3,600	(14)	(21)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	700	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	700	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	2,500	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	2,500	(9)	(24)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	700	(2)	(13)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	2,000	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	2,000	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	2,100	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	2,100	(8)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	1,900	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	1,900	(7)	(20)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	4,400	(12)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	4,400	(11)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,400	(5)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	500	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	500	(3)	(6)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	400	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	400	(2)	(12)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,400	(5)	(15)

Total Written Options							$(167)	$(210)

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	1.032%	$2,200	$72	$(70)	$2	$0

BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.032	900	29	(28)	1	0

BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.032	900	24	(23)	1	0

GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2028	0.336	15,200	(401)	(31)	0	(432)

HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.137	600	(2)	(5)	0	(7)

JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.137	2,100	(3)	(19)	0	(22)

MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	3.247	100	17	(11)	6	0

							$(264)	$(187)	$10	$(461)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	2.545%	$	800	$(121)	$47	$0	$(74)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.139		300	1	1	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.406		1,800	10	23	33	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290		21,200	(4)	119	115	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432		1,300	11	8	19	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.257		600	(25)	15	0	(10)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	3.445		4,100	(809)	488	0	(321)

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.441		10,100	(708)	544	0	(164)
	Chile Government International Bond	1.000	Quarterly	12/20/2023	0.116		1,100	3	0	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.173		5,100	6	46	52	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.491		2,500	(46)	90	44	0
	China Government International Bond	1.000	Quarterly	12/20/2028	0.821		34,400	412	(120)	292	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234		800	1	1	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		2,000	(5)	20	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756		4,000	5	25	30	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.002		500	(11)	11	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432		12,200	53	128	181	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114		700	2	0	2	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.269		1,500	(7)	10	3	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.913		2,000	(177)	110	0	(67)
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	2.595		2,600	(224)	58	0	(166)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	3.445		300	(59)	36	0	(23)

BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	27.287		3,400	(480)	321	0	(159)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.475		900	(125)	49	0	(76)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.139		12,200	36	43	79	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.406		12,500	122	104	226	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.491		10,700	(204)	393	189	0
	Hungary Government International Bond	1.000	Quarterly	12/20/2023	0.384		5,200	(37)	46	9	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432		7,000	52	52	104	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.269		900	(7)	9	2	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147		11,200	121	(49)	72	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.202		3,876	41	(3)	38	0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.441		700	(51)	40	0	(11)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.173		300	1	2	3	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2028	0.856		32,200	119	86	205	0
	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.406		3,100	5	9	14	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.516		5,400	0	33	33	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	3.445		1,900	(377)	228	0	(149)

DUB	Eskom «	4.650	Quarterly	06/30/2029	0.033		14,000	0	628	628	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	1.823		300	(5)	(1)	0	(6)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		300	(13)	4	0	(9)

GLM	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.269		800	(3)	5	2	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
GST	Argentine Republic Government International Bond	5.000%	Quarterly	12/20/2023	27.287%	$	1,500	$(311)	$241	$0	$(70)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.545		900	(136)	52	0	(84)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.406		9,400	91	79	170	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.274		8,000	115	86	201	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234		1,000	1	1	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		1,900	(20)	(2)	0	(22)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432		12,200	63	118	181	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114		1,800	6	(2)	4	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147		15,000	113	(16)	97	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.202		2,324	25	(2)	23	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	3.445		5,600	(1,093)	654	0	(439)

HUS	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147		900	10	(4)	6	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589		8,700	(195)	137	0	(58)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.491		7,500	(133)	266	133	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.647		2,800	(7)	50	43	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147		21,900	283	(142)	141	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		5,200	(84)	89	5	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.492		6,200	(217)	212	0	(5)

MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	27.287		1,900	(377)	288	0	(89)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.173		2,700	7	21	28	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.406		6,600	38	81	119	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290		1,300	(1)	8	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		3,500	(13)	39	26	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895		2,400	(83)	92	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145		1,400	(27)	19	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		5,800	(61)	(6)	0	(67)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432		13,000	23	170	193	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147		11,100	60	11	71	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		4,700	(210)	74	0	(136)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	3.445		2,700	(534)	323	0	(211)

MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432		1,200	10	8	18	0

								$(5,155)	$6,606	$3,875	$(2,424)

Total Swap Agreements								$(5,419)	$6,419	$3,885	$(2,885)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(58)	$0	$0	$(58)	$(58)	$0	$(58)
BOA	191	0	171	362	(76)	0	(405)	(481)	(119)	46	(73)
BPS	1,717	0	625	2,342	(921)	(10)	(420)	(1,351)	991	(963)	28
BRC	33	0	720	753	(859)	(48)	(235)	(1,142)	(389)	141	(248)
BSH	1,737	0	0	1,737	(5,131)	0	0	(5,131)	(3,394)	2,437	(957)
CBK	1,972	0	255	2,227	(165)	(27)	(160)	(352)	1,875	(1,830)	45
DUB	750	0	628	1,378	(1,110)	0	(15)	(1,125)	253	(290)	(37)
FAR	752	0	0	752	(676)	(13)	0	(689)	63	0	63
GLM	1,030	0	2	1,032	(436)	(51)	0	(487)	545	(700)	(155)
GST	0	0	679	679	0	0	(1,047)	(1,047)	(368)	320	(48)
HUS	0	0	6	6	0	0	(7)	(7)	(1)	0	(1)
JPM	228	0	322	550	(426)	(45)	(85)	(556)	(6)	0	(6)
MBC	3,661	0	0	3,661	(301)	0	0	(301)	3,360	(3,600)	(240)
MYC	0	0	459	459	0	(16)	(511)	(527)	(68)	0	(68)

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
MYI	$349	$0	$18	$367	$(2,414)	$0	$0	$(2,414)	$(2,047)	$2,289	$242
RBC	54	0	0	54	(30)	0	0	(30)	24	0	24
RYL	0	0	0	0	(44)	0	0	(44)	(44)	0	(44)
SCX	2	0	0	2	(91)	0	0	(91)	(89)	0	(89)
SOG	3	0	0	3	0	0	0	0	3	0	3
SSB	1	0	0	1	(6)	0	0	(6)	(5)	0	(5)
TOR	93	0	0	93	(103)	0	0	(103)	(10)	0	(10)
UAG	296	0	0	296	(21)	0	0	(21)	275	(440)	(165)

Total Over the Counter	$12,869	$0	$3,885	$16,754	$(12,868)	$(210)	$(2,885)	$(15,963)

(p)

Securities with an aggregate market value of $5,233 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$972	$972
Swap Agreements	0	125	0	0	340	465

	$0	$125	$0	$0	$1,312	$1,437

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,869	$0	$12,869
Swap Agreements	0	3,885	0	0	0	3,885

	$0	$3,885	$0	$12,869	$0	$16,754

	$0	$4,010	$0	$12,869	$1,312	$18,191

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	416	416
Swap Agreements	0	0	0	0	441	441

	$0	$0	$0	$0	$871	$871

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,868	$0	$12,868
Written Options	0	0	0	0	210	210
Swap Agreements	0	2,885	0	0	0	2,885

	$0	$2,885	$0	$12,868	$210	$15,963

	$0	$2,885	$0	$12,868	$1,081	$16,834

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$28	$28
Futures	0	0	0	0	(11,806)	(11,806)
Swap Agreements	0	(418)	0	0	3,482	3,064

	$0	$(418)	$0	$0	$(8,296)	$(8,714)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,408)	$0	$(4,408)
Written Options	0	0	0	0	621	621
Swap Agreements	0	5,252	0	0	0	5,252

	$0	$5,252	$0	$(4,408)	$621	$1,465

	$0	$4,834	$0	$(4,408)	$(7,675)	$(7,249)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(11,876)	$(11,876)
Swap Agreements	0	(411)	0	0	(4,823)	(5,234)

	$0	$(411)	$0	$0	$(16,699)	$(17,110)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,358	$0	$5,358
Written Options	0	0	0	0	(42)	(42)
Swap Agreements	0	(284)	0	0	0	(284)

	$0	$(284)	$0	$5,358	$(42)	$5,032

	$0	$(695)	$0	$5,358	$(16,741)	$(12,078)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$26,143	$0	$26,143
Armenia
Sovereign Issues	0	3,402	0	3,402
Austria
Corporate Bonds & Notes	0	1,301	0	1,301
Azerbaijan
Corporate Bonds & Notes	0	8,175	0	8,175
Loan Participations and Assignments	0	0	742	742
Sovereign Issues	0	219	0	219
Bahamas
Sovereign Issues	0	2,161	0	2,161

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Bahrain
Sovereign Issues	$0	$8,977	$0	$8,977
Benin
Sovereign Issues	0	3,514	0	3,514
Brazil
Corporate Bonds & Notes	0	45,299	0	45,299
Sovereign Issues	0	59,602	0	59,602
Cameroon
Sovereign Issues	0	5,426	0	5,426
Cayman Islands
Corporate Bonds & Notes	0	21,745	0	21,745
Sovereign Issues	0	4,412	0	4,412

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Chile
Corporate Bonds & Notes	$0	$20,306	$0	$20,306
Sovereign Issues	0	13,513	0	13,513
China
Corporate Bonds & Notes	0	32	0	32
Colombia
Corporate Bonds & Notes	0	6,516	0	6,516
Sovereign Issues	0	23,865	0	23,865
Dominican Republic
Sovereign Issues	0	71,731	0	71,731
Ecuador
Sovereign Issues	0	20,405	0	20,405
Egypt
Sovereign Issues	0	49,931	0	49,931
El Salvador
Sovereign Issues	0	6,907	0	6,907
Gabon
Sovereign Issues	0	261	0	261
Georgia
Corporate Bonds & Notes	0	175	0	175
Ghana
Sovereign Issues	0	14,624	0	14,624
Guatemala
Sovereign Issues	0	13,802	0	13,802
Hong Kong
Corporate Bonds & Notes	0	10,082	0	10,082
Sovereign Issues	0	5,235	0	5,235
Hungary
Sovereign Issues	0	20,312	0	20,312
India
Corporate Bonds & Notes	0	8,121	0	8,121
Sovereign Issues	0	5,263	0	5,263
Indonesia
Corporate Bonds & Notes	0	47,705	0	47,705
Sovereign Issues	0	17,181	0	17,181
Ireland
Sovereign Issues	0	20,493	0	20,493
Israel
Corporate Bonds & Notes	0	12,667	0	12,667
Ivory Coast
Loan Participations and Assignments	0	0	1,723	1,723
Sovereign Issues	0	11,140	0	11,140
Jamaica
Corporate Bonds & Notes	0	1,494	0	1,494
Jersey, Channel Islands
Corporate Bonds & Notes	0	13,839	0	13,839
Jordan
Sovereign Issues	0	4,798	0	4,798
Kazakhstan
Corporate Bonds & Notes	0	16,036	0	16,036
Sovereign Issues	0	1,646	0	1,646
Kenya
Sovereign Issues	0	4,545	0	4,545
Lebanon
Sovereign Issues	0	698	0	698
Luxembourg
Common Stocks	0	0	5,666	5,666
Corporate Bonds & Notes	0	53,564	1,004	54,568
Macedonia
Sovereign Issues	0	7,227	0	7,227
Malaysia
Corporate Bonds & Notes	0	5,512	0	5,512
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	72,466	0	72,466
Sovereign Issues	0	45,102	0	45,102
Morocco
Corporate Bonds & Notes	0	4,851	0	4,851
Namibia
Sovereign Issues	0	1,797	0	1,797

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Netherlands
Corporate Bonds & Notes	$0	$7,529	$0	$7,529
Sovereign Issues	0	2,514	0	2,514
Nigeria
Corporate Bonds & Notes	0	7,008	0	7,008
Sovereign Issues	0	15,630	0	15,630
Oman
Sovereign Issues	0	27,646	0	27,646
Pakistan
Sovereign Issues	0	8,892	0	8,892
Panama
Corporate Bonds & Notes	0	12,122	0	12,122
Sovereign Issues	0	26,652	0	26,652
Paraguay
Sovereign Issues	0	5,841	0	5,841
Peru
Corporate Bonds & Notes	0	10,961	0	10,961
Sovereign Issues	0	1,332	0	1,332
Philippines
Corporate Bonds & Notes	0	3,149	0	3,149
Sovereign Issues	0	10,919	0	10,919
Poland
Sovereign Issues	0	18,285	0	18,285
Qatar
Corporate Bonds & Notes	0	16,671	0	16,671
Loan Participations and Assignments	0	0	3,900	3,900
Sovereign Issues	0	9,762	0	9,762
Romania
Sovereign Issues	0	44,896	0	44,896
Russia
Sovereign Issues	0	7,707	0	7,707
Rwanda
Sovereign Issues	0	1,483	0	1,483
Saudi Arabia
Corporate Bonds & Notes	0	11,654	0	11,654
Sovereign Issues	0	53,723	0	53,723
Senegal
Sovereign Issues	0	4,548	0	4,548
Serbia
Loan Participations and Assignments	0	0	5,422	5,422
Sovereign Issues	0	18,193	0	18,193
Slovenia
Sovereign Issues	0	4,855	0	4,855
South Africa
Corporate Bonds & Notes	0	30,894	20,871	51,765
Sovereign Issues	0	28,049	0	28,049
South Korea
Corporate Bonds & Notes	0	9,781	0	9,781
Spain
Corporate Bonds & Notes	0	5,092	0	5,092
Sri Lanka
Sovereign Issues	0	8,860	0	8,860
Supranational
Corporate Bonds & Notes	0	5,822	0	5,822
Switzerland
Corporate Bonds & Notes	0	3,451	0	3,451
Tanzania
Loan Participations and Assignments	0	4,928	0	4,928
Thailand
Corporate Bonds & Notes	0	2,459	0	2,459
Trinidad and Tobago
Sovereign Issues	0	2,678	0	2,678
Tunisia
Sovereign Issues	0	4,066	0	4,066
Turkey
Corporate Bonds & Notes	0	3,781	0	3,781
Loan Participations and Assignments	0	17,287	0	17,287
Sovereign Issues	0	61,054	0	61,054
Ukraine
Corporate Bonds & Notes	0	1,553	0	1,553
Sovereign Issues	0	10,806	0	10,806

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
United Arab Emirates
Corporate Bonds & Notes	$0	$15,285	$0	$15,285
Loan Participations and Assignments	0	0	10,795	10,795
Sovereign Issues	0	7,458	0	7,458
United Kingdom
Corporate Bonds & Notes	0	11,816	0	11,816
Non-Agency Mortgage-Backed Securities	0	17,966	0	17,966
United States
Asset-Backed Securities	0	14,449	176	14,625
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	14,262	0	14,262
Loan Participations and Assignments	0	0	18,290	18,290
Non-Agency Mortgage-Backed Securities	0	50,627	7	50,634
U.S. Government Agencies	0	81,961	0	81,961
U.S. Treasury Obligations	0	88,182	0	88,182
Uruguay
Sovereign Issues	0	1,053	0	1,053
Uzbekistan
Sovereign Issues	0	3,681	0	3,681
Venezuela
Corporate Bonds & Notes	0	4,253	0	4,253
Sovereign Issues	0	6,671	0	6,671
Vietnam
Sovereign Issues	0	1,100	0	1,100
Virgin Islands (British)
Corporate Bonds & Notes	0	3,651	0	3,651
Zambia
Sovereign Issues	0	1,351	0	1,351
Short-Term Instruments
Certificates of Deposit	0	3,812	0	3,812
Repurchase Agreements	0	96,198	0	96,198
U.S. Treasury Bills	0	2,757	0	2,757

	$2	$1,783,284	$68,907	$1,852,193

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,814	$0	$0	$2,814

Total Investments	$2,816	$1,783,284	$68,907	$1,855,007

Short Sales, at Value - Liabilities
Egypt
Sovereign Issues	0	(20,182)	0	(20,182)
Romania
Sovereign Issues	0	(16,521)	0	(16,521)
United States
U.S. Treasury Obligations	0	(57,530)	0	(57,530)

	$0	$(94,233)	$0	$(94,233)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	406	1,000	0	1,406
Over the counter	0	16,126	628	16,754

	$406	$17,126	$628	$18,160

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(402)	(469)	0	(871)
Over the counter	0	(15,963)	0	(15,963)

	$(402)	$(16,432)	$0	$(16,834)

Total Financial Derivative Instruments	$4	$694	$628	$1,326

Totals	$2,820	$1,689,745	$69,535	$1,762,100

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$731	$0	$0	$0	$11	$0	$0	$742	$11
Cayman Islands
Corporate Bonds & Notes	3,674	0	(182)	8	8	(60)	0	(3,448)	0	0
Ivory Coast
Loan Participations and Assignments	1,722	0	0	0	0	1	0	0	1,723	1
Luxembourg
Common Stocks	0	3,100	0	0	0	2,566	0	0	5,666	2,566
Corporate Bonds & Notes	1,017	0	0	6	0	(19)	0	0	1,004	(19)
Qatar
Loan Participations and Assignments	3,895	0	0	7	0	(2)	0	0	3,900	(2)
Russia
Sovereign Issues	1,271	0	(1,939)	(19)	267	7,889	0	(7,469)	0	0
Serbia
Loan Participations and Assignments	0	5,385	0	0	0	37	0	0	5,422	37
South Africa
Corporate Bonds & Notes	22,279	0	0	0	0	(1,408)	0	0	20,871	(1,408)
Turkey
Loan Participations and Assignments	17,328	0	0	41	0	(82)	0	(17,287)	0	0

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
United Arab Emirates
Loan Participations and Assignments	$10,716	$0	$0	$(24)	$0	$103	$0	$0	$10,795	$103
United States
Asset-Backed Securities	0	0	0	0	0	0	176	0	176	0
Common Stocks	311	0	0	0	0	0	0	0	311	0
Loan Participations and Assignments	18,513	0	(319)	0	0	96	0	0	18,290	75
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	7	0	7	0

	$80,726	$9,216	$(2,440)	$19	$275	$9,132	$183	$(28,204)	$68,907	$1,364

Financial Derivative Instruments - Assets
Over the counter	$5	$0	$(5)	$0	$0	$628	$0	$0	$628	$628

Financial Derivative Instruments - Liabilities
Over the counter	$(7)	$14	$0	$0	$0	$(7)	$0	$0	$0	$(7)

Totals	$80,724	$9,230	$(2,445)	$19	$275	$9,753	$183	$(28,204)	$69,535	$1,985

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$742	Discounted Cash Flow	Discount Rate		0.037	—
Ivory Coast
Loan Participations and Assignments	1,723	Indicative Market Quotation	Broker Quote		97.500	—
Luxembourg
Common Stocks	5,666	Indicative Market Quotation	Broker Quote		$26.250	—
Corporate Bonds & Notes	1,004	Discounted Cash Flow	Discount Rate		15.480	—
Qatar
Loan Participations and Assignments	3,900	Other Valuation Techniques(3)	—		—	—
Serbia
Loan Participations and Assignments	5,422	Discounted Cash Flow	Discount Rate		7.764	—
South Africa
Corporate Bonds & Notes	20,871	Discounted Cash Flow	Discount Rate		9.930	—
United Arab Emirates
Loan Participations and Assignments	10,795	Third Party Vendor	Broker Quote		101.000	—
United States
Asset-Backed Securities	176	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
Common Stocks	311	Comparable Companies	EBITDA Multiple	X	5.394	—
Loan Participations and Assignments	4,928	Indicative Market Quotation	Broker Quote		88.000	—
	13,362	Proxy Pricing	Base Price		99.543	—
Non-Agency Mortgage-Backed Securities	7	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—

Financial Derivative Instruments - Assets
Over the counter	628	Indicative Market Quotation	Broker Quote		3.271	—

Total	$69,535

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

ARGENTINA 0.5%

CORPORATE BONDS & NOTES 0.5%

MSU Energy SA
6.875% due 02/01/2025		$300	$220

YPF SA
6.950% due 07/21/2027		200	161

			381

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		6	1
3.625% due 07/09/2035 þ		3	1

			2

Total Argentina (Cost $429)			383

AZERBAIJAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$234	233

Total Azerbaijan (Cost $251)			233

BERMUDA 1.0%

CORPORATE BONDS & NOTES 1.0%

Credicorp Ltd.
2.750% due 06/17/2025		$400	375

Geopark Ltd.
5.500% due 01/17/2027		500	429

Total Bermuda (Cost $880)			804

BRAZIL 5.0%

CORPORATE BONDS & NOTES 2.8%

Banco BTG Pactual SA
4.500% due 01/10/2025		$200	195

Banco do Brasil SA
8.500% due 07/29/2026	MXN	7,000	357

Braskem Netherlands Finance BV
8.500% due 01/12/2031		$200	198

CSN Inova Ventures
6.750% due 01/28/2028		500	463

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (e)(f)		1,122	26

Suzano Austria GmbH
3.125% due 01/15/2032		400	308

Vale Overseas Ltd.
3.750% due 07/08/2030		300	256
6.875% due 11/21/2036		200	201

Vale SA
1.641% due 12/29/2049 ~(f)	BRL	5,700	355

			2,359

SOVEREIGN ISSUES 2.2%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)		9,400	1,818

		SHARES
WARRANTS 0.0%

OAS SA - Exp. 01/21/2039 «(h)		131,712	0

Total Brazil (Cost $4,585)			4,177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 0.4%

CORPORATE BONDS & NOTES 0.4%

Canacol Energy Ltd.
5.750% due 11/24/2028	$400	$318

Total Canada (Cost $400)		318

CAYMAN ISLANDS 12.1%

CORPORATE BONDS & NOTES 12.1%

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	$500	430

CK Hutchison International Ltd.
4.750% due 04/21/2028	300	289

Emaar Sukuk Ltd.
3.875% due 09/17/2029	500	459

EMG SUKUK Ltd.
4.564% due 06/18/2024	300	296

Fab Sukuk Co. Ltd.
2.500% due 01/21/2025	500	479

Goodman HK Finance
3.000% due 07/22/2030	400	327

Health & Happiness H&H International Holdings Ltd.
5.625% due 10/24/2024	400	382

IHS Holding Ltd.
5.625% due 11/29/2026	500	414

IIRSA Norte Finance Ltd.
8.750% due 05/30/2024	4	4

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)	400	23

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	330
5.625% due 07/17/2027	300	269
5.750% due 07/21/2028	300	263

MGM China Holdings Ltd.
5.375% due 05/15/2024	500	493

Odebrecht Holdco Finance Ltd.
0.000% due 09/10/2058 (e)	2,121	7

OEC Finance Ltd. (4.375% PIK)
4.375% due 10/25/2029 (b)	178	9

OEC Finance Ltd. (5.250% PIK)
5.250% due 12/27/2033 (b)	1,220	52

OEC Finance Ltd. (7.125% PIK)
7.125% due 12/26/2046 (b)	730	60

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025	800	68

QNB Finance Ltd.
1.375% due 01/26/2026	300	272
2.625% due 05/12/2025	1,100	1,043
2.750% due 02/12/2027	300	275

Sands China Ltd.
3.500% due 08/08/2031	200	158
4.875% due 06/18/2030	600	519
5.375% due 08/08/2025	400	388
5.650% due 08/08/2028	400	377

Saudi Electricity Sukuk Programme Co.
5.684% due 04/11/2053	200	180

Seazen Group Ltd.
4.450% due 07/13/2025	500	136

SNB Funding Ltd.
2.750% due 10/02/2024	400	385
2.900% due 01/29/2027	600	553

Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(c)	900	144

Wynn Macau Ltd.
4.875% due 10/01/2024	400	390
5.500% due 01/15/2026	300	281

Zhongsheng Group Holdings Ltd.
3.000% due 01/13/2026	400	365

Total Cayman Islands (Cost $14,765)		10,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 3.8%

CORPORATE BONDS & NOTES 3.2%

Alfa Desarrollo SpA
4.550% due 09/27/2051		$596	$408

Banco de Chile
2.990% due 12/09/2031		800	654

Banco de Credito e Inversiones SA
3.500% due 10/12/2027		300	274

Banco Santander Chile
2.700% due 01/10/2025 (j)		800	768

Celulosa Arauco y Constitucion SA
5.500% due 04/30/2049		300	245

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		60	56

Inversiones CMPC SA
3.000% due 04/06/2031		300	239

			2,644

SOVEREIGN ISSUES 0.6%

Chile Government International Bond
4.340% due 03/07/2042		600	488

Total Chile (Cost $3,479)			3,132

CHINA 0.4%

CORPORATE BONDS & NOTES 0.4%

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		$400	2

Yunda Holding Investment Ltd.
2.250% due 08/19/2025		400	357

Total China (Cost $802)			359

COLOMBIA 1.3%

CORPORATE BONDS & NOTES 1.0%

Ecopetrol SA
4.625% due 11/02/2031		$500	382
5.875% due 05/28/2045		550	363
8.625% due 01/19/2029		100	101

			846

SOVEREIGN ISSUES 0.3%

Colombia Government International Bond
7.500% due 02/02/2034		300	284

Total Colombia (Cost $1,550)			1,130

CZECH REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%

EP Infrastructure AS
2.045% due 10/09/2028	EUR	200	173

Total Czech Republic (Cost $174)			173

DOMINICAN REPUBLIC 1.1%

SOVEREIGN ISSUES 1.1%

Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	14,800	272

Dominican Republic International Bond
7.050% due 02/03/2031		$200	194
11.250% due 09/15/2035	DOP	24,000	435

Total Dominican Republic (Cost $872)			901

GUATEMALA 0.6%

CORPORATE BONDS & NOTES 0.6%

CT Trust
5.125% due 02/03/2032		$600	469

Total Guatemala (Cost $588)			469

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HONG KONG 2.4%

CORPORATE BONDS & NOTES 2.4%

AIA Group Ltd.
3.600% due 04/09/2029	$600	$546
5.625% due 10/25/2027	300	302

Huarong Finance Co. Ltd.
5.500% due 01/16/2025	300	283

Lenovo Group Ltd.
3.421% due 11/02/2030 (j)	500	408

MTR Corp. Ltd.
1.625% due 08/19/2030	400	318

Yanlord Land HK Co. Ltd.
5.125% due 05/20/2026	200	118

Total Hong Kong (Cost $2,179)		1,975

INDIA 3.0%

CORPORATE BONDS & NOTES 3.0%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030	$300	221

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032	400	333

JSW Steel Ltd.
5.050% due 04/05/2032	400	321

ONGC Videsh Vankorneft Pte. Ltd.
3.750% due 07/27/2026	500	474

Reliance Industries Ltd.
2.875% due 01/12/2032	600	479

ReNew Pvt Ltd.
5.875% due 03/05/2027	200	186

Shriram Finance Ltd.
4.150% due 07/18/2025	234	221

State Bank of India
1.800% due 07/13/2026	300	271

Total India (Cost $2,879)		2,506

INDONESIA 5.1%

CORPORATE BONDS & NOTES 5.1%

Bank Mandiri Persero Tbk PT
4.750% due 05/13/2025	$400	393

Bank Negara Indonesia Persero Tbk PT
3.750% due 03/30/2026 (g)	500	465

Bank Rakyat Indonesia Persero Tbk PT
3.950% due 03/28/2024	600	594

Cikarang Listrindo Tbk PT
4.950% due 09/14/2026	300	287

Freeport Indonesia PT
4.763% due 04/14/2027	600	572
6.200% due 04/14/2052	400	336

Indofood CBP Sukses Makmur Tbk PT
3.398% due 06/09/2031	300	243

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039	322	287

Medco Oak Tree Pte. Ltd.
7.375% due 05/14/2026	400	398

Pertamina Persero PT
5.625% due 05/20/2043	400	351

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.375% due 02/05/2030	400	340

Total Indonesia (Cost $4,583)		4,266

IRELAND 0.3%

CORPORATE BONDS & NOTES 0.3%

AerCap Ireland Capital DAC
6.100% due 01/15/2027	$150	149

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(c)(g)	900	54

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sovcombank Via SovCom Capital DAC
3.400% due 01/26/2025 ^«(c)		$800	$22

Total Ireland (Cost $1,847)			225

ISRAEL 3.6%

CORPORATE BONDS & NOTES 3.6%

Bank Hapoalim BM
3.255% due 01/21/2032 •(g)		$500	428

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(g)		700	689

Energean Israel Finance Ltd.
5.375% due 03/30/2028		300	270

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		300	248
4.250% due 08/14/2028		800	735

Leviathan Bond Ltd.
6.125% due 06/30/2025		200	195
6.500% due 06/30/2027		500	476

Total Israel (Cost $3,311)			3,041

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	200	210
9.152% due 01/28/2029 •		200	209

Total Jersey, Channel Islands (Cost $448)			419

KAZAKHSTAN 1.2%

CORPORATE BONDS & NOTES 1.2%

KazMunayGas National Co. JSC
6.375% due 10/24/2048		$900	735

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	305

Total Kazakhstan (Cost $1,173)			1,040

LUXEMBOURG 2.1%

CORPORATE BONDS & NOTES 2.1%

Andrade Gutier International SA (9.000% Cash or 10.500% PIK)
9.000% due 12/28/2029 (b)		$1	1

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		400	399

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	293

Guara Norte SARL
5.198% due 06/15/2034		531	452

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		200	193

Severstal OAO Via Steel Capital SA
3.150% due 09/16/2024 ^«(c)		700	33

TMS Issuer SARL
5.780% due 08/23/2032		200	201

Unigel Luxembourg SA
8.750% due 10/01/2026		600	202

Total Luxembourg (Cost $2,949)			1,774

MALAYSIA 1.2%

CORPORATE BONDS & NOTES 1.2%

Axiata Spv5 Labuan Ltd.
3.064% due 08/19/2050		$400	247

Misc Capital Two Labuan Ltd.
3.625% due 04/06/2025		500	481

Petronas Capital Ltd.
3.404% due 04/28/2061		400	249

Total Malaysia (Cost $990)			977

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAURITIUS 1.3%

CORPORATE BONDS & NOTES 1.3%

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	$400	387

HTA Group Ltd.
7.000% due 12/18/2025	350	338

India Green Energy Holdings
5.375% due 04/29/2024	400	394

Total Mauritius (Cost $1,122)		1,119

	SHARES
MEXICO 5.8%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA de CV «(d)	172,487	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.8%

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	$700	655

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(f)(g)	200	171

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% due 04/17/2025	1,000	983

BBVA Bancomer SA
4.375% due 04/10/2024	700	693

Cibanco SA Ibm
4.962% due 07/18/2029	500	459

Fomento Economico Mexicano SAB de CV
4.375% due 05/10/2043	300	241

Grupo Bimbo SAB de CV
4.000% due 09/06/2049	300	217

Industrias Penoles SAB de CV
4.750% due 08/06/2050	500	377

Metalsa Sapi De Cv
3.750% due 05/04/2031	500	371

Sitios Latinoamerica SAB de CV
5.375% due 04/04/2032	500	430

Trust Fibra Uno
6.390% due 01/15/2050	300	230

		4,827

Total Mexico (Cost $6,742)		4,827

MOROCCO 0.9%

CORPORATE BONDS & NOTES 0.9%

OCP SA
5.125% due 06/23/2051	$800	532
6.875% due 04/25/2044	300	253

Total Morocco (Cost $1,048)		785

MULTINATIONAL 0.6%

CORPORATE BONDS & NOTES 0.6%

ATP Tower Holdings LLC
4.050% due 04/27/2026	$400	346

Digicel International Finance Ltd.
8.750% due 05/25/2024	194	175

Total Multinational (Cost $592)		521

NETHERLANDS 3.2%

CORPORATE BONDS & NOTES 3.2%

IHS Netherlands Holdco BV
8.000% due 09/18/2027	$200	168

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metinvest BV
5.625% due 06/17/2025	EUR	300	$250

NE Property BV
1.875% due 10/09/2026		500	470

Prosus NV
3.061% due 07/13/2031		$300	223
3.257% due 01/19/2027		300	266
3.832% due 02/08/2051		200	110
4.987% due 01/19/2052		500	330

Teva Pharmaceutical Finance Netherlands BV
3.750% due 05/09/2027	EUR	900	864

Total Netherlands (Cost $3,285)			2,681

NIGERIA 0.3%

CORPORATE BONDS & NOTES 0.3%

SEPLAT Energy PLC
7.750% due 04/01/2026		$300	257

Total Nigeria (Cost $307)			257

PANAMA 0.4%

CORPORATE BONDS & NOTES 0.2%

Telecomunicaciones Digitales SA
4.500% due 01/30/2030		$200	163

SOVEREIGN ISSUES 0.2%

Panama Government International Bond
6.875% due 01/31/2036 (a)		200	201

Total Panama (Cost $370)			364

PERU 2.7%

CORPORATE BONDS & NOTES 2.6%

Banco de Credito del Peru SA
2.700% due 01/11/2025		$800	765

Banco Internacional del Peru SAA Interbank
3.250% due 10/04/2026		600	555

Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.550% due 09/18/2033		200	202

InRetail Consumer
3.250% due 03/22/2028		600	512

Peru LNG SRL
5.375% due 03/22/2030		200	157

			2,191

SOVEREIGN ISSUES 0.1%

Peru Government International Bond
7.300% due 08/12/2033	PEN	400	106

Total Peru (Cost $2,526)			2,297

PHILIPPINES 0.4%

CORPORATE BONDS & NOTES 0.4%

Petron Corp.
5.950% due 04/19/2026 •(f)		$200	185

SMC Global Power Holdings Corp.
5.450% due 12/09/2026 •(f)(j)		200	139

Total Philippines (Cost $294)			324

QATAR 0.7%

CORPORATE BONDS & NOTES 0.7%

Nakilat, Inc.
6.067% due 12/31/2033		$259	263

Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		355	358

Total Qatar (Cost $672)			621

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 0.4%

SOVEREIGN ISSUES 0.4%

Romania Government International Bond
4.625% due 04/03/2049	EUR	400	$314

Total Romania (Cost $306)			314

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)		$800	48

Total Russia (Cost $809)			48

SAUDI ARABIA 2.2%

CORPORATE BONDS & NOTES 1.6%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$900	723
4.250% due 04/16/2039		800	653

			1,376

SOVEREIGN ISSUES 0.6%

Saudi Government International Bond
4.875% due 07/18/2033		500	476

Total Saudi Arabia (Cost $2,118)			1,852

SINGAPORE 1.4%

CORPORATE BONDS & NOTES 1.4%

BOC Aviation Ltd.
1.750% due 01/21/2026		$600	549

GLP Pte. Ltd.
3.875% due 06/04/2025		200	139
4.500% due 05/17/2026 •(f)		200	74

Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024 (g)		400	395

Total Singapore (Cost $1,216)			1,157

		SHARES
SOUTH AFRICA 3.7%

COMMON STOCKS 0.2%

Petra Diamonds Ltd. (d)		218,666	183

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 3.5%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	337
3.750% due 10/01/2030		200	161
6.500% due 04/15/2040		400	364

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	18,200	951

Sasol Financing USA LLC
5.875% due 03/27/2024		$400	396
6.500% due 09/27/2028		800	716

			2,925

Total South Africa (Cost $3,652)			3,108

SOUTH KOREA 6.3%

CORPORATE BONDS & NOTES 5.4%

Hana Bank
3.250% due 03/30/2027		$400	371

Kookmin Bank
2.500% due 11/04/2030 (g)		700	554

LG Chem Ltd.
3.625% due 04/15/2029		700	633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LG Energy Solution Ltd.
5.750% due 09/25/2028		$200	$199

Shinhan Bank Co. Ltd.
3.875% due 03/24/2026 (g)		500	472

Shinhan Card Co. Ltd.
2.500% due 01/27/2027		400	357

Shinhan Financial Group Co. Ltd.
1.350% due 01/10/2026		800	727

SK Hynix, Inc.
1.500% due 01/19/2026		400	359
6.375% due 01/17/2028		200	200

Woori Bank
4.750% due 04/30/2024 (g)		400	396
5.125% due 08/06/2028 (g)		300	286

			4,554

SOVEREIGN ISSUES 0.9%

Korea Electric Power Corp.
5.375% due 04/06/2026		200	199

Korea Hydro & Nuclear Power Co. Ltd.
4.250% due 07/27/2027		600	576

			775

Total South Korea (Cost $5,685)			5,329

THAILAND 1.0%

CORPORATE BONDS & NOTES 1.0%

Bangkok Bank PCL
4.300% due 06/15/2027		$600	573

Kasikornbank PCL
3.343% due 10/02/2031 •(g)		300	268

Total Thailand (Cost $865)			841

TURKEY 1.9%

CORPORATE BONDS & NOTES 0.9%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$467	434

Yapi ve Kredi Bankasi AS
9.250% due 10/16/2028		300	302

			736

SOVEREIGN ISSUES 1.0%

Turkey Government International Bond
9.375% due 01/19/2033		300	306

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		300	301
9.375% due 01/31/2026		200	204

			811

Total Turkey (Cost $1,503)			1,547

UKRAINE 0.1%

SOVEREIGN ISSUES 0.1%

Ukraine Government International Bond
4.375% due 01/27/2032 ^(c)	EUR	200	51
7.750% due 09/01/2026 ^(c)		$200	60

Total Ukraine (Cost $366)			111

UNITED ARAB EMIRATES 3.8%

CORPORATE BONDS & NOTES 3.8%

Abu Dhabi Commercial Bank PJSC
3.500% due 03/31/2027		$400	374

Abu Dhabi National Energy Co. PJSC
2.000% due 04/29/2028		600	522

First Abu Dhabi Bank PJSC
4.375% due 04/24/2028		200	192
5.125% due 10/13/2027		500	497

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kuwait Projects Co. SPC Ltd.
4.500% due 02/23/2027		$500	$430

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		200	200

NBK SPC Ltd.
1.625% due 09/15/2027 •		1,100	978

Total United Arab Emirates (Cost $3,399)			3,193

UNITED KINGDOM 2.3%

CORPORATE BONDS & NOTES 2.0%

Antofagasta PLC
2.375% due 10/14/2030		$200	156
5.625% due 05/13/2032		300	286

Fresnillo PLC
4.250% due 10/02/2050		500	350

Standard Chartered PLC
6.170% due 01/09/2027 •		300	298
7.767% due 11/16/2028 •		400	420

WE Soda Investments Holding PLC
9.500% due 10/06/2028 (a)		200	202

			1,712

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Canada Square Funding PLC
6.001% due 01/17/2059 •	GBP	88	107

Rochester Financing PLC
5.919% due 12/18/2044 •		62	75

Tower Bridge Funding PLC
5.939% due 12/20/2063 •		77	93

			275

Total United Kingdom (Cost $2,146)			1,987

UNITED STATES 11.6%

ASSET-BACKED SECURITIES 1.0%

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		$219	112

Countrywide Asset-Backed Certificates Trust
5.654% due 09/25/2037 ^•		17	17

JP Morgan Mortgage Acquisition Corp.
6.409% due 12/25/2035 •		700	627

NovaStar Mortgage Funding Trust
5.634% due 09/25/2037 •		86	83

			839

CORPORATE BONDS & NOTES 3.4%

BOC Aviation USA Corp.
1.625% due 04/29/2024		300	292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hikma Finance USA LLC
3.250% due 07/09/2025	$700	$664

Invepar Holdings LLC
1.000% due 12/31/2049 «(h)	158	0

Kosmos Energy Ltd.
7.125% due 04/04/2026	500	471

Rio Oil Finance Trust
8.200% due 04/06/2028	545	550
9.750% due 01/06/2027	197	203

Stillwater Mining Co.
4.000% due 11/16/2026	800	696

		2,876

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%

Ecopetrol SA
TBD% due 08/16/2024 «	1,000	997

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 10/25/2035 •	249	228

Citigroup Mortgage Loan Trust
4.523% due 08/25/2036 ~	170	148

		376

U.S. GOVERNMENT AGENCIES 4.4%

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053	500	446
4.500% due 11/01/2053	500	459
5.000% due 10/01/2053 - 11/01/2053	2,400	2,265
5.500% due 11/01/2053	500	483

		3,653

U.S. TREASURY OBLIGATIONS 1.2%

U.S. Treasury Bonds
1.375% due 11/15/2040	900	533
3.000% due 05/15/2045	600	446

		979

Total United States (Cost $10,482)		9,720

VIRGIN ISLANDS (BRITISH) 1.5%

CORPORATE BONDS & NOTES 1.5%

Gerdau Trade, Inc.
4.875% due 10/24/2027	$200	191

Gold Fields Orogen Holdings BVI Ltd.
6.125% due 05/15/2029	500	486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OAS Restructuring BVI Ltd.
5.000% due 03/31/2035 «(h)	BRL	356	$4

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		$324	312

Studio City Co. Ltd.
7.000% due 02/15/2027		300	284

Total Virgin Islands (British) (Cost $1,388)			1,277

SHORT-TERM INSTRUMENTS 0.9%

CERTIFICATES OF DEPOSIT 0.5%

Banco Davivienda SA
13.183% due 05/17/2026	COP	160,000	39
13.455% due 06/13/2025		854,000	216

Bancolombia SA
10.388% due 04/20/2026		333,500	77
13.546% due 07/18/2025		323,000	81

			413

REPURCHASE AGREEMENTS (i) 0.4%
			320

Total Short-Term Instruments (Cost $740)			733

Total Investments in Securities (Cost $100,767)			83,435

		SHARES
INVESTMENTS IN AFFILIATES 3.8%

SHORT-TERM INSTRUMENTS 3.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%

PIMCO Short-Term Floating NAV Portfolio III		327,216	3,181

Total Short-Term Instruments (Cost $3,180)			3,181

Total Investments in Affiliates (Cost $3,180)			3,181

Total Investments 103.4% (Cost $103,947)			$86,616

Financial Derivative Instruments (k)(l) 0.2% (Cost or Premiums, net $(72))			126

Other Assets and Liabilities, net (3.6)%			(2,972)

Net Assets 100.0%			$83,770

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC 1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035	04/30/2019	15	4	0.00
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

		$15	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$320	U.S. Treasury Notes 5.000% due 08/31/2025	$(326)	$320	$320

Total Repurchase Agreements						$(326)	$320	$320

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	4.050%	09/28/2023	TBD	(3)	$(165)	$(165)
JML	5.550	09/22/2023	11/03/2023		(116)	(116)
SCX	5.570	09/13/2023	TBD	(3)	(359)	(360)

Total Reverse Repurchase Agreements						$(641)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(165)	$0	$(165)	$163	$(2)
FICC	320	0	0	320	(326)	(6)
JML	0	(116)	0	(116)	140	24
SCX	0	(360)	0	(360)	384	24

Total Borrowings and Other Financing Transactions	$320	$(641)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(116)	$(525)	$(641)

Total Borrowings	$0	$0	$(116)	$(525)	$(641)

Payable for reverse repurchase agreements					$(641)

(j)	Securities with an aggregate market value of $687 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(686) at a weighted average interest rate of 4.736%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	35	$7,095	$(17)	$4	$0
U.S. Treasury 5-Year Note December Futures	12/2023	20	2,107	(19)	3	0
U.S. Treasury 10-Year Note December Futures	12/2023	26	2,810	(48)	5	0

				$(84)	$12	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	13	$(1,768)	$44	$21	$(21)
U.S. Treasury 10-Year Ultra December Futures	12/2023	8	(893)	19	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	8	(950)	52	0	(3)

				$115	$21	$(26)

Total Futures Contracts				$31	$33	$(26)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	3.735%	EUR	200	$13	$(6)	$7	$0	$(2)
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2028	5.642		200	2	(7)	(5)	1	0

							$15	$(13)	$2	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$	400	$(18)	$0	$(18)	$0	$(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		2,000	(98)	(11)	(109)	0	(3)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		1,200	16	(1)	15	0	0
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	700	27	(3)	24	5	0
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028		1,100	14	(2)	12	1	0

						$(59)	$(17)	$(76)	$6	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	09/21/2024		$2,000	$85	$2	$87	$1	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		1,850	46	36	82	0	(3)
Pay	1-Year BRL-CDI	12.090	Maturity	01/04/2027	BRL	3,500	28	(11)	17	2	0
Pay	3-Month KRW-KORIBOR	2.665	Quarterly	03/15/2028	KRW	270,200	(7)	(3)	(10)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	06/29/2028	PLN	900	1	(3)	(2)	1	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	5,480	(1)	0	(1)	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.750	Quarterly	09/20/2028		3,470	0	1	1	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027	ZAR	8,100	0	19	19	0	0
Pay	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		24,300	(38)	(19)	(57)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,300	(8)	(9)	(17)	0	(5)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	(6)	(3)	0	(1)
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	1	(13)	(12)	1	0

							$110	$(6)	$104	$5	$(11)

Total Swap Agreements							$66	$(36)	$30	$12	$(17)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$33	$12	$45	$0	$(26)	$(17)	$(43)

Cash of $975 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	MYR	327		$70	$0	$0
	11/2023	COP	24,672		6	0	0
	11/2023	GBP	69		84	0	0
	11/2023		$92	MXN	1,581	0	(2)
	11/2023	ZAR	1,139		$60	0	0
	12/2023	COP	68,595		17	1	0
	12/2023	PHP	1,014		18	0	0
	12/2023		$25	INR	2,066	0	0
	01/2024	HUF	24,172		$65	1	0
	04/2024	MYR	3,608		788	8	0
	04/2024		$787	MYR	3,629	0	(2)

BPS	10/2023	BRL	626		$125	1	0
	10/2023	COP	1,006,032		252	7	0
	10/2023	EUR	148		156	0	0
	10/2023	THB	4,811		133	1	0
	10/2023		$126	BRL	626	0	(2)
	10/2023		2,763	EUR	2,607	0	(7)
	10/2023		17	THB	606	0	0
	10/2023	ZAR	9,419		$501	5	(1)
	11/2023	CAD	141		104	0	0
	11/2023	COP	83,700		20	0	0
	11/2023	EUR	2,607		2,766	6	0
	11/2023	GBP	46		56	0	0
	11/2023	ILS	1,296		374	34	0
	11/2023	NZD	226		134	0	(1)
	12/2023		$118	INR	9,863	0	0
	01/2024	BRL	2,500		$510	18	0
	01/2024	PLN	408		93	0	(1)
	01/2024		$25	PLN	109	0	0
	03/2024	IDR	902,053		$59	1	0

BRC	10/2023	JPY	2,500		17	1	0

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BSH	11/2023		$99	COP	403,425	$0	$(1)
	01/2024	BRL	1,900		$381	7	0

CBK	10/2023		670		134	0	0
	10/2023	COP	695,850		169	0	(1)
	10/2023	PEN	103		27	0	0
	10/2023	PHP	2,762		49	0	0
	10/2023		$134	BRL	670	0	(1)
	10/2023		170	COP	695,850	1	0
	11/2023	CHF	30		$33	0	0
	11/2023	COP	112,074		27	0	0
	11/2023	PEN	213		57	1	0
	11/2023	SEK	275		25	0	0
	11/2023		$29	COP	118,639	0	0
	11/2023		57	NOK	610	0	0
	11/2023		27	PEN	103	0	0
	12/2023	MXN	10		$1	0	0
	12/2023	PEN	63		17	0	0
	12/2023		$133	BRL	674	0	0

DUB	10/2023	CZK	2,773		$121	1	0
	10/2023	THB	1,159		33	1	0
	10/2023	ZAR	6,762		371	15	0
	11/2023	CAD	58		42	0	0

FAR	10/2023	BRL	1,186		244	8	0
	10/2023		$237	BRL	1,186	0	(1)
	11/2023		244		1,191	0	(8)

GLM	10/2023	MXN	513		$29	0	0
	10/2023		$28	MYR	130	0	0
	10/2023	ZAR	3,940		$209	2	(1)
	11/2023	BRL	741		148	1	0
	11/2023	COP	94,116		23	0	0
	11/2023		$2	COP	8,165	0	0
	11/2023		16	TRY	462	0	(1)
	12/2023	KRW	22,900		$17	0	0
	12/2023	MXN	7,460		430	7	0
	12/2023	PHP	3,376		59	0	(1)
	12/2023		$25	PEN	94	0	0
	01/2024	BRL	800		$158	1	0
	01/2024	DOP	14,245		250	3	0
	01/2024	HUF	30,943		82	0	0
	08/2024		$23	COP	99,406	0	0

JPM	10/2023	CZK	2,906		$125	0	(1)
	10/2023		$28	PEN	103	0	(1)
	11/2023	CHF	213		$236	2	0
	11/2023	COP	188,393		46	0	0
	11/2023	GBP	468		597	26	0
	11/2023	MXN	556		32	1	0
	11/2023	NZD	69		41	0	(1)
	11/2023	SEK	555		51	0	(1)
	11/2023		$3	COP	12,210	0	0
	11/2023		76	NOK	820	1	0
	11/2023	ZAR	221		$12	0	0
	12/2023	TWD	1,550		49	1	0
	12/2023		$38	INR	3,206	0	0
	12/2023		22	SGD	30	0	0
	01/2024	BRL	4,200		$839	13	0
	01/2024	PLN	320		73	0	0
	08/2024		$46	COP	198,938	0	0

MBC	10/2023	BRL	123		$25	1	0
	10/2023	EUR	2,607		2,817	61	0
	10/2023		$25	BRL	123	0	0
	11/2023	CHF	30		$34	1	0
	11/2023		$84	JPY	12,500	0	0

MYI	10/2023	MYR	117		$25	0	0
	10/2023		$117	MYR	548	0	0
	10/2023		85	PHP	4,857	1	0
	10/2023	ZAR	247		$13	0	0
	11/2023	GBP	19		24	1	0
	11/2023		$559	ILS	1,974	0	(40)
	11/2023	ZAR	1,262		$66	0	0
	03/2024		$24	IDR	369,469	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RBC	10/2023		$51	JPY	7,423	$0	$(2)
	12/2023	PEN	130		$34	0	0
	12/2023		$34	CLP	30,413	0	0
	12/2023		93	PEN	353	0	0

SCX	10/2023	MYR	455		$98	0	0
	11/2023	COP	86,037		21	0	0
	12/2023	CLP	30,329		34	0	0
	12/2023	PHP	3,615		64	0	0
	12/2023		$41	INR	3,458	0	0
	08/2024		21	COP	90,888	0	0

SSB	10/2023		245	BRL	1,186	0	(10)
	12/2023	TWD	1,348		$42	0	0
	12/2023		$76	COP	315,027	0	0
	12/2023		34	KRW	45,805	0	0
	03/2024	IDR	791,698		$51	0	0

TOR	10/2023	COP	695,850		176	5	0
	10/2023	JPY	6,442		43	0	0
	10/2023		$40	JPY	5,801	0	(1)
	11/2023		43		6,411	0	0
	11/2023		90	MXN	1,554	0	(1)
	12/2023		28	INR	2,317	0	0

UAG	10/2023	BRL	167		$33	0	0
	10/2023	CZK	3		0	0	0
	10/2023		$34	BRL	167	0	(1)
	11/2023	CHF	15		$17	0	0
	11/2023	ILS	697		202	18	0
	11/2023	NZD	157		93	0	(1)

Total Forward Foreign Currency Contracts						$264	$(91)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.662%	$800	$(20)	$26	$6	$0
	Turkey Government International Bond	1.000	Quarterly	06/20/2028	3.778	300	(52)	20	0	(32)

CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	50	0	1	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	700	(33)	13	0	(20)

GST	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.157	200	1	0	1	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	200	(4)	3	0	(1)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.492	800	(28)	27	0	(1)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	300	(3)	(1)	0	(4)

							$ (139)	$89	$8	$(58)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/20/2028	MYR	1,260	$1	$0	$1	$0

Total Swap Agreements								$(138)	$89	$9	$(58)

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$10	$0	$0	$10	$(4)	$0	$0	$(4)	$6	$0	$6
BPS	73	0	0	73	(12)	0	0	(12)	61	0	61
BRC	1	0	6	7	0	0	(32)	(32)	(25)	0	(25)
BSH	7	0	0	7	(1)	0	0	(1)	6	0	6
CBK	2	0	1	3	(2)	0	(20)	(22)	(19)	0	(19)
DUB	17	0	0	17	0	0	0	0	17	0	17
FAR	8	0	0	8	(9)	0	0	(9)	(1)	0	(1)
GLM	14	0	0	14	(3)	0	0	(3)	11	0	11
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	44	0	0	44	(4)	0	(2)	(6)	38	0	38
MBC	63	0	0	63	0	0	0	0	63	0	63
MYC	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
MYI	2	0	0	2	(40)	0	0	(40)	(38)	0	(38)
RBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
SSB	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
TOR	5	0	0	5	(2)	0	0	(2)	3	0	3
UAG	18	0	0	18	(2)	0	0	(2)	16	0	16

Total Over the Counter	$264	$0	$9	$273	$(91)	$0	$(58)	$(149)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33
Swap Agreements	0	7	0	0	5	12

	$0	$7	$0	$0	$38	$45

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$264	$0	$264
Swap Agreements	0	8	0	0	1	9

	$0	$8	$0	$264	$1	$273

	$0	$15	$0	$264	$39	$318

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$26	$26
Swap Agreements	0	6	0	0	11	17

	$0	$6	$0	$0	$37	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$91	$0	$91
Swap Agreements	0	58	0	0	0	58

	$0	$58	$0	$91	$0	$149

	$0	$64	$0	$91	$37	$192

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(54)	$(54)
Swap Agreements	0	145	0	0	67	212

	$0	$145	$0	$0	$13	$158

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(139)	$0	$(139)
Written Options	0	0	0	0	8	8
Swap Agreements	0	22	0	0	1	23

	$0	$22	$0	$(139)	$9	$(108)

	$0	$167	$0	$(139)	$22	$50

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	(58)	0	0	(65)	(123)

	$0	$(58)	$0	$0	$(52)	$(110)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$307	$0	$307
Swap Agreements	0	29	0	0	0	29

	$0	$29	$0	$307	$0	$336

	$0	$(29)	$0	$307	$(52)	$226

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$381	$0	$381
Sovereign Issues	0	2	0	2
Azerbaijan
Corporate Bonds & Notes	0	233	0	233
Bermuda
Corporate Bonds & Notes	0	804	0	804
Brazil
Corporate Bonds & Notes	0	2,359	0	2,359
Sovereign Issues	0	1,818	0	1,818
Canada
Corporate Bonds & Notes	0	318	0	318
Cayman Islands
Corporate Bonds & Notes	0	10,120	0	10,120
Chile
Corporate Bonds & Notes	0	2,644	0	2,644
Sovereign Issues	0	488	0	488

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
China
Corporate Bonds & Notes	$0	$359	$0	$359
Colombia
Corporate Bonds & Notes	0	846	0	846
Sovereign Issues	0	284	0	284
Czech Republic
Corporate Bonds & Notes	0	173	0	173
Dominican Republic
Sovereign Issues	0	901	0	901
Guatemala
Corporate Bonds & Notes	0	469	0	469
Hong Kong
Corporate Bonds & Notes	0	1,975	0	1,975
India
Corporate Bonds & Notes	0	2,506	0	2,506
Indonesia
Corporate Bonds & Notes	0	4,266	0	4,266

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Ireland
Corporate Bonds & Notes	$0	$149	$76	$225
Israel
Corporate Bonds & Notes	0	3,041	0	3,041
Jersey, Channel Islands
Corporate Bonds & Notes	0	419	0	419
Kazakhstan
Corporate Bonds & Notes	0	1,040	0	1,040
Luxembourg
Corporate Bonds & Notes	0	1,741	33	1,774
Malaysia
Corporate Bonds & Notes	0	977	0	977
Mauritius
Corporate Bonds & Notes	0	1,119	0	1,119
Mexico
Corporate Bonds & Notes	0	4,827	0	4,827
Morocco
Corporate Bonds & Notes	0	785	0	785
Multinational
Corporate Bonds & Notes	0	521	0	521
Netherlands
Corporate Bonds & Notes	0	2,681	0	2,681
Nigeria
Corporate Bonds & Notes	0	257	0	257
Panama
Corporate Bonds & Notes	0	163	0	163
Sovereign Issues	0	201	0	201
Peru
Corporate Bonds & Notes	0	2,191	0	2,191
Sovereign Issues	0	106	0	106
Philippines
Corporate Bonds & Notes	0	324	0	324
Qatar
Corporate Bonds & Notes	0	621	0	621
Romania
Sovereign Issues	0	314	0	314
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	1,376	0	1,376
Sovereign Issues	0	476	0	476
Singapore
Corporate Bonds & Notes	0	1,157	0	1,157
South Africa
Common Stocks	183	0	0	183
Corporate Bonds & Notes	0	1,974	951	2,925
South Korea
Corporate Bonds & Notes	0	4,554	0	4,554
Sovereign Issues	0	775	0	775
Thailand
Corporate Bonds & Notes	0	841	0	841

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Turkey
Corporate Bonds & Notes	$0	$736	$0	$736
Sovereign Issues	0	811	0	811
Ukraine
Sovereign Issues	0	111	0	111
United Arab Emirates
Corporate Bonds & Notes	0	3,193	0	3,193
United Kingdom
Corporate Bonds & Notes	0	1,712	0	1,712
Non-Agency Mortgage-Backed Securities	0	275	0	275
United States
Asset-Backed Securities	0	839	0	839
Corporate Bonds & Notes	0	2,876	0	2,876
Loan Participations and Assignments	0	0	997	997
Non-Agency Mortgage-Backed Securities	0	376	0	376
U.S. Government Agencies	0	3,653	0	3,653
U.S. Treasury Obligations	0	979	0	979
Virgin Islands (British)
Corporate Bonds & Notes	0	1,273	4	1,277
Short-Term Instruments
Certificates of Deposit	0	413	0	413
Repurchase Agreements	0	320	0	320

	$183	$81,143	$2,109	$83,435

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,181	$0	$0	$3,181

Total Investments	$3,364	$81,143	$2,109	$86,616

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	24	0	45
Over the counter	0	273	0	273

	$21	$297	$0	$318

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(22)	0	(43)
Over the counter	0	(149)	0	(149)

	$(21)	$(171)	$0	$(192)

Total Financial Derivative Instruments	$0	$126	$0	$126

Totals	$3,364	$81,269	$2,109	$86,742

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$0	$0	$0	$0	$0	$0	$76	$0	$76	$0
Luxembourg
Corporate Bonds & Notes	1	0	0	0	0	0	33	(1)	33	0
Russia
Corporate Bonds & Notes	0	0	0	0	0	0	48	0	48	0
South Africa
Corporate Bonds & Notes	1,015	0	0	0	0	(64)	0	0	951	(64)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)	September 30, 2023	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
United States
Loan Participations and Assignments	$969	$0	$0	$0	$0	$28	$0	$0	$997	$28
Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	0	0	0	4	0

Totals	$1,989	$0	$0	$0	$0	$(36)	$157	$(1)	$2,109	$(36)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$76	Third Party Vendor	Expected Recovery		2.706-6.000	5.057
Luxembourg
Corporate Bonds & Notes	33	Third Party Vendor	Expected Recovery		4.688	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery		6.000	—
South Africa
Corporate Bonds & Notes	951	Discounted Cash Flow	Discount Rate		9.930	—
United States
Loan Participations and Assignments	997	Proxy Pricing	Base Price		99.543	—
Virgin Islands (British)
Corporate Bonds & Notes	4	Expected Recovery	Price	BRL	4.985	—

Total	$2,109

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.3%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
15.500% due 10/17/2026	ARS	144,420	$35

Autonomous City of Buenos Aires
115.688% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	137

Total Argentina (Cost $1,732)			172

AZERBAIJAN 0.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

State Oil Co. of the Azerbaijan Republic
9.759% (LIBOR03M + 4.214%) due 11/26/2024 «~		$1,875	1,855

Total Azerbaijan (Cost $1,836)			1,855

BRAZIL 20.3%

CORPORATE BONDS & NOTES 0.9%

Banco BTG Pactual SA
4.500% due 01/10/2025		$200	194

Banco do Brasil SA
8.500% due 07/29/2026	MXN	42,000	2,144

Oi SA
4.499% due 02/25/2035 «	BRL	1,010	149

Vale SA
1.641% due 12/29/2049 ~(h)		27,540	1,713

			4,200

SOVEREIGN ISSUES 19.4%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)		68,800	13,306
0.000% due 04/01/2024 (e)		412,300	77,729

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		1,400	276

			91,311

Total Brazil (Cost $99,207)			95,511

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.6%

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		$1,927	1,925

MidOcean Credit CLO
6.661% due 01/29/2030 •		1,133	1,134

			3,059

CORPORATE BONDS & NOTES 0.0%

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		70	64

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		500	29
10.500% due 01/15/2025 ^(b)		1,200	71
11.700% due 11/11/2025 ^(b)		1,100	65

			229

Total Cayman Islands (Cost $4,542)			3,288

CHILE 1.4%

SOVEREIGN ISSUES 1.4%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,605,000	1,650
5.000% due 10/01/2028		845,000	899
5.000% due 03/01/2035		135,000	137
5.300% due 11/01/2037		135,000	139

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/01/2033	CLP	3,510,000	$3,876

Total Chile (Cost $7,388)			6,701

CHINA 0.5%

SOVEREIGN ISSUES 0.5%

China Government International Bond
2.750% due 02/17/2032	CNY	3,920	537
3.020% due 05/27/2031		14,100	1,977

Total China (Cost $2,617)			2,514

COLOMBIA 0.7%

CORPORATE BONDS & NOTES 0.5%

Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	10,460,000	2,430

SOVEREIGN ISSUES 0.2%

Colombian TES
7.000% due 03/26/2031		5,271,200	1,014

Financiera de Desarrollo Territorial SA Findeter
7.875% due 08/12/2024		248,000	58

			1,072

Total Colombia (Cost $4,144)			3,502

CZECH REPUBLIC 0.8%

CORPORATE BONDS & NOTES 0.7%

EP Infrastructure AS
1.816% due 03/02/2031	EUR	4,000	3,101

SOVEREIGN ISSUES 0.1%

Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	10,300	352
2.500% due 08/25/2028		4,000	156

			508

Total Czech Republic (Cost $3,614)			3,609

DOMINICAN REPUBLIC 3.2%

SOVEREIGN ISSUES 3.2%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,690
13.000% due 12/05/2025		356,400	6,563
13.000% due 01/30/2026		150,200	2,772

Dominican Republic International Bond
9.750% due 06/05/2026		8,000	141
11.250% due 09/15/2035		122,000	2,210
13.625% due 02/03/2033		69,000	1,434
13.625% due 02/10/2034		8,000	173

Total Dominican Republic (Cost $13,850)			14,983

ECUADOR 0.3%

SOVEREIGN ISSUES 0.3%

Ecuador Government International Bond
2.500% due 07/31/2040 þ		$40	14
3.500% due 07/31/2035 þ		1,112	415
6.000% due 07/31/2030 þ		2,190	1,122

Total Ecuador (Cost $1,539)			1,551

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
4.750% due 11/24/2032	HUF	172,200	388
6.750% due 10/22/2028		124,800	328

Total Hungary (Cost $727)			716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Periama Holdings LLC
5.950% due 04/19/2026		$1,200	$1,142

Total India (Cost $1,257)			1,142

IRELAND 0.3%

ASSET-BACKED SECURITIES 0.3%

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •	EUR	1,450	1,510

Total Ireland (Cost $1,707)			1,510

ISRAEL 0.8%

SOVEREIGN ISSUES 0.8%

Israel Government International Bond
1.500% due 11/30/2023	ILS	14,200	3,706

Total Israel (Cost $4,077)			3,706

IVORY COAST 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Republic of Cote d’lvoire
9.066% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,520	1,559

Total Ivory Coast (Cost $1,798)			1,559

JERSEY, CHANNEL ISLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	1,900	1,994
9.152% due 01/28/2029 •		700	732

Total Jersey, Channel Islands (Cost $2,914)			2,726

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		$341	335

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (a)		659	438

Total Luxembourg (Cost $866)			773

MALAYSIA 0.6%

SOVEREIGN ISSUES 0.6%

Malaysia Government International Bond
3.757% due 05/22/2040	MYR	1,000	201

Malaysia Government Investment Issue
3.422% due 09/30/2027		420	89
3.990% due 10/15/2025		9,930	2,136
4.130% due 07/09/2029		1,290	278

Total Malaysia (Cost $2,861)			2,704

MEXICO 7.4%

CORPORATE BONDS & NOTES 0.3%

Petroleos Mexicanos
10.000% due 02/07/2033		$1,500	1,337

SOVEREIGN ISSUES 7.1%

Mexico Government International Bond
3.000% due 12/03/2026 (g)	MXN	389,712	20,258
4.000% due 11/30/2028 (g)		5,511	297
5.750% due 03/05/2026		74,000	3,821

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 09/03/2026	MXN	163,500	$8,572
7.500% due 06/03/2027		4,500	236

			33,184

Total Mexico (Cost $34,621)			34,521

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%

JAB Holdings BV
4.500% due 04/08/2052		$4,200	2,955

SOVEREIGN ISSUES 0.0%

Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		180	179

Total Netherlands (Cost $3,380)			3,134

PERU 2.4%

CORPORATE BONDS & NOTES 0.8%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	14,180	3,613

SOVEREIGN ISSUES 1.6%

Fondo MIVIVIENDA SA
7.000% due 02/14/2024		28,000	7,327

Total Peru (Cost $11,708)			10,940

POLAND 1.4%

SOVEREIGN ISSUES 1.4%

Poland Government International Bond
1.250% due 10/25/2030	PLN	200	35
1.750% due 04/25/2032		1,500	251
2.500% due 07/25/2027		13,500	2,816
2.750% due 10/25/2029		6,700	1,331
6.000% due 10/25/2033		8,900	2,053
7.500% due 07/25/2028		900	226

Total Poland (Cost $6,886)			6,712

QATAR 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		$2,600	2,600

Total Qatar (Cost $2,600)			2,600

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	427
4.750% due 10/11/2034		200	36
6.375% due 09/18/2033	EUR	1,700	1,771

Total Romania (Cost $2,241)			2,234

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	300	140
5.100% due 03/28/2035 ^(b)		$200	84

Total Russia (Cost $349)			224

SOUTH AFRICA 3.1%

CORPORATE BONDS & NOTES 1.0%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	56,800	2,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eskom Holdings SOC Ltd.
7.850% due 04/02/2026	ZAR	37,000	$1,852

			4,819

SOVEREIGN ISSUES 2.1%

South Africa Government International Bond
2.000% due 01/31/2025 (g)		62,188	3,189
7.000% due 02/28/2031		33,800	1,402
8.000% due 01/31/2030		110,300	5,086

			9,677

Total South Africa (Cost $16,969)			14,496

TURKEY 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

SOCAR Turkey Enerji AS
7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,603

Total Turkey (Cost $2,941)			2,603

UNITED KINGDOM 0.8%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Canada Square Funding PLC
6.001% due 01/17/2059 •	GBP	441	535

Harbour PLC
6.083% due 01/28/2054 •		500	605

Rochester Financing PLC
5.919% due 12/18/2044 •		495	598

Stratton Mortgage Funding PLC
6.119% due 03/12/2052 •		120	147

Tower Bridge Funding PLC
5.939% due 12/20/2063 •		306	373

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0	1,296

Total United Kingdom (Cost $3,697)			3,554

UNITED STATES 10.6%

ASSET-BACKED SECURITIES 3.3%

Bear Stearns Asset-Backed Securities Trust
4.445% due 07/25/2036 «~		$6	5

Citigroup Mortgage Loan Trust
5.494% due 07/25/2045 •		73	50

Countrywide Asset-Backed Certificates Trust
5.624% due 11/25/2037 •		1,139	1,036
5.734% due 03/25/2047 ^•		117	114

Credit-Based Asset Servicing & Securitization LLC
5.554% due 07/25/2037 •		23	15

Fremont Home Loan Trust
5.584% due 10/25/2036 •		2,884	1,163

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•		23	9

GSAMP Trust
5.504% due 12/25/2036 •		82	40

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •		33	10

Humboldt Americas LLC
0.000% due 10/31/2023 «	COP	34,000,000	7,740

JP Morgan Mortgage Acquisition Corp.
5.944% due 02/25/2036 ^•		$347	337

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •		169	48

Morgan Stanley ABS Capital, Inc. Trust
6.199% due 01/25/2035 •		185	174

Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 ^þ		1,061	230

OneMain Financial Issuance Trust
4.130% due 05/14/2035		1,800	1,729

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RAAC Trust
6.134% due 02/25/2046 •		$1,453	$1,444

Residential Asset Securities Corp. Trust
6.394% due 08/25/2035 •		252	246

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•		245	56

WaMu Asset-Backed Certificates WaMu Trust
5.674% due 05/25/2037 •		1,405	1,192

			15,638

		SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(c)(i)		710,158	77

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.0%

Rio Oil Finance Trust
9.250% due 07/06/2024		$199	200

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Ecopetrol SA
TBD% due 08/16/2024 «		2,600	2,593

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Banc of America Mortgage Trust
5.270% due 07/25/2034 «~		32	28

CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036 •		742	618

Countrywide Alternative Loan Trust
3.917% due 10/25/2035 ^«~		7	5
5.714% due 04/25/2047 •		941	822
5.784% due 05/25/2036 ^•		1,222	492
5.994% due 12/25/2035 •		33	29

Countrywide Home Loan Mortgage Pass-Through Trust
3.847% due 02/20/2036 ^«~		7	6
5.974% due 04/25/2046 •		369	104

Credit Suisse Mortgage Capital Trust
3.064% due 12/26/2059 ~		653	646

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •		153	124

HarborView Mortgage Loan Trust
6.626% due 10/19/2035 •		241	130

IndyMac INDX Mortgage Loan Trust
6.074% due 07/25/2045 •		178	138

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		209	197

Mortgage Equity Conversion Asset Trust
5.960% due 05/25/2042 •		613	581

New York Mortgage Trust
5.974% due 04/25/2035 •		1,486	1,391

Structured Asset Mortgage Investments Trust
5.842% due 04/19/2035 «•		410	351

Structured Asset Securities Corp. Mortgage Loan Trust
6.000% due 10/25/2036		61	60

WaMu Mortgage Pass-Through Certificates Trust
4.306% due 03/25/2037 ~		53	47
5.804% due 05/25/2034 •		163	145

			5,914

SOVEREIGN ISSUES 1.2%

Colombia TES
1.000% due 09/18/2030	COP	8,118,700	1,667
1.000% due 03/26/2031		16,971,500	3,270
1.000% due 06/30/2032		4,575,000	851

			5,788

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 4.2%

Fannie Mae
3.522% due 11/01/2035 •		$12	$11
4.162% due 11/01/2035 •		12	12
4.913% due 09/01/2035 •		38	37
5.629% due 06/01/2043 •		41	40
5.630% due 07/01/2044 •		10	10

Freddie Mac
5.709% due 09/25/2031 •		38	38
5.981% due 08/01/2035 •		1	1

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053		5,000	4,452
4.500% due 11/01/2053		5,000	4,593
5.000% due 10/01/2053		5,200	4,906
5.500% due 11/01/2053		6,100	5,894

			19,994

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(i)		1	0

Total United States (Cost $55,626)			50,204

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Uruguay Government International Bond
3.700% due 06/26/2037 (g)	UYU	14,420	386
3.875% due 07/02/2040 (g)(k)		43,441	1,195

Total Uruguay (Cost $1,570)			1,581

ZAMBIA 0.3%

SOVEREIGN ISSUES 0.3%

Zambia Government Bond
10.000% due 06/28/2024	ZMW	5,400	250
11.000% due 06/17/2024		5,700	260
11.000% due 07/27/2025		7,400	313
12.000% due 07/04/2025		8,100	356

Total Zambia (Cost $1,191)			1,179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 38.3%

CERTIFICATES OF DEPOSIT 1.9%

Banco Bilbao Vizcaya Argentaria Colombia SA
5.870% due 07/15/2024	COP	2,424,000	$559
13.365% due 05/04/2026		923,000	236
14.525% due 01/13/2024		1,614,300	397

Banco Davivienda SA
11.678% due 05/12/2025		5,084,500	1,216
13.183% due 05/17/2026		944,000	234
13.455% due 06/13/2025		1,558,000	394
13.456% due 06/07/2025		3,179,000	804
13.456% due 06/09/2025		1,062,000	268
13.501% due 12/13/2024		2,898,000	725
15.389% due 02/21/2024		805,000	199

Bancolombia SA
5.917% due 01/27/2024		3,809,800	912
10.388% due 04/20/2026		2,483,100	575
13.320% due 06/08/2025		1,513,000	377
13.456% due 06/14/2025		2,562,000	639
13.637% due 12/14/2024		3,999,000	989
16.137% due 09/01/2024		1,623,000	405

			8,929

COMMERCIAL PAPER 0.1%

Enbridge (U.S.) Inc.
5.560% due 10/20/2023		$300	299

REPURCHASE AGREEMENTS (j) 5.2%
			24,490

SHORT-TERM NOTES 4.7%

Korea Monetary Stabilization Bond
3.890% due 11/09/2023	KRW	30,000,000	22,242

ARGENTINA TREASURY BILLS 0.1%
63.334% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	181,289	247

HUNGARY TREASURY BILLS 5.3%
13.178% due 10/05/2023 (e)(f)	HUF	9,112,000	24,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL TREASURY BILLS 11.3%
4.701% due 01/03/2024 (e)(f)	ILS	205,900	$53,323

JAPAN TREASURY BILLS 0.3%
(0.176)% due 01/10/2024 - 02/13/2024 (d)(e)	JPY	220,000	1,473

MALAYSIA TREASURY BILLS 5.6%
3.371% due 10/24/2023 - 04/09/2024 (d)(e)	MYR	124,780	26,173

U.S. TREASURY BILLS 3.8%
5.473% due 10/05/2023 - 12/14/2023 (d)(e)(n)		$18,151	18,068

Total Short-Term Instruments (Cost $182,601)			179,954

Total Investments in Securities (Cost $483,056)			462,458

		SHARES
INVESTMENTS IN AFFILIATES 4.9%

SHORT-TERM INSTRUMENTS 4.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%

PIMCO Short Asset Portfolio		2,351,694	22,757

PIMCO Short-Term Floating NAV Portfolio III		20,147	196

Total Short-Term Instruments (Cost $23,683)			22,953

Total Investments in Affiliates (Cost $23,683)			22,953

Total Investments 103.2% (Cost $506,739)			$485,411

Financial Derivative Instruments (l)(m) 0.7% (Cost or Premiums, net $(557))			3,409

Other Assets and Liabilities, net (3.9)%			(18,285)

Net Assets 100.0%			$470,535

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$77	$77	0.02%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00

		$77	$77	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$24,000	U.S. Treasury Notes 0.500% due 08/31/2027	$(24,467)	$24,000	$24,011
FICC	2.600	09/29/2023	10/02/2023	490	U.S. Treasury Notes 5.000% due 08/31/2025	(500)	490	490

Total Repurchase Agreements						$(24,967)	$24,490	$24,501

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	4.950%	09/08/2023	TBD	(3)	$(1,156)	$(1,160)

Total Reverse Repurchase Agreements						$(1,160)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$24,011	$0	$0	$24,011	$(24,467)	$(456)
FICC	490	0	0	490	(500)	(10)
JML	0	(1,160)	0	(1,160)	1,195	35

Total Borrowings and Other Financing Transactions	$24,501	$(1,160)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(1,160)	$(1,160)

Total Borrowings	$0	$0	$0	$(1,160)	$(1,160)

Payable for reverse repurchase agreements					$(1,160)

(k)	Securities with an aggregate market value of $1,195 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(578) at a weighted average interest rate of 4.930%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	6	$6	$(2)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	6	6	(2)	(1)

Total Written Options					$(4)	$(4)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	23	$(2,815)	$41	$18	$(21)
Euro-Bund December Futures	12/2023	3	(408)	7	5	(5)
U.S. Treasury 10-Year Note December Futures	12/2023	9	(973)	13	0	(2)

Total Futures Contracts				$61	$23	$(28)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2023	0.533%	EUR	300	$0	$1	$1	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597	$	100	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		100	0	0	0	0	0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	4.063		1,800	(257)	47	(210)	0	0

							$(256)	$48	$(208)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$	15,100	$(229)	$24	$(205)	$2	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028		63,400	(808)	28	(780)	11	0

						$(1,037)	$52	$(985)	$13	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day INR-MIBOR Compounded-OIS	6.500%	Semi-Annual	09/20/2025	INR	772,100	$(14)	$73	$59	$0	$(5)
Receive	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	03/15/2028		137,450	(20)	23	3	0	(2)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/20/2033		195,900	(21)	(79)	(100)	4	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/15/2028	SGD	2,350	(66)	16	(50)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	$	11,800	(29)	670	641	0	(14)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(35)	(14)	(49)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		20,600	528	388	916	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		600	(2)	(26)	(28)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		700	(3)	(29)	(32)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		900	(4)	(4)	(8)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,400	(5)	(8)	(13)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,600	(6)	(7)	(13)	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,100	396	22	418	0	(15)
Pay	1-Year BRL-CDI	12.040	Maturity	04/01/2024	BRL	138,800	0	(11)	(11)	5	0
Receive	1-Year BRL-CDI	12.260	Maturity	04/01/2024		121,600	0	(5)	(5)	0	(5)
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024		35,100	0	(8)	(8)	0	(4)
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		38,000	0	(19)	(19)	0	(4)
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		31,400	0	25	25	3	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.080%	Maturity	07/01/2024	BRL	72,000	$0	$119	$119	$7	$0
Receive	1-Year BRL-CDI	10.130	Maturity	01/02/2026		3,390	0	8	8	0	(2)
Receive	1-Year BRL-CDI	10.490	Maturity	01/02/2026		37,800	0	9	9	0	(21)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		2,720	(28)	(60)	(88)	2	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		36,500	0	(70)	(70)	28	0
Pay	1-Year BRL-CDI	11.405	Maturity	01/02/2029		14,500	72	(63)	9	12	0
Receive	1-Year BRL-CDI	12.533	Maturity	01/02/2029		7,700	0	(54)	(54)	0	(7)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027	CNY	52,050	(10)	(45)	(55)	0	(3)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/15/2028		17,940	7	10	17	1	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	03/15/2028		6,240	6	(21)	(15)	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		4,380	2	1	3	0	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/20/2028		2,900	(7)	0	(7)	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025	COP	3,603,600	0	10	10	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025		3,603,600	3	(13)	(10)	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	54	12	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	7.680	Quarterly	07/17/2028		24,670,000	0	(353)	(353)	42	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	61	136	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	(10)	(10)	12	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(114)	(114)	29	0
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	03/17/2030		1,945,100	0	(8)	(8)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	9.423	Quarterly	03/17/2030		5,756,000	0	(29)	(29)	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(21)	(21)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		9,251,860	0	4	4	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	109	109	0	(18)
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	119	119	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		13,760,700	0	227	227	0	(38)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(28)	(28)	0	(16)
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	14	14	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(18)	(18)	0	(13)
Receive	3-Month COP-IBR Compounded-OIS	7.590	Quarterly	07/17/2033		14,669,000	0	367	367	0	(49)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	30,000	73	109	182	13	0
Pay	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		14,100	0	(88)	(88)	0	(7)
Receive	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2025	KRW	9,086,600	21	28	49	1	0
Pay	3-Month KRW-KORIBOR	2.665	Quarterly	03/15/2028		10,353,500	(284)	(83)	(367)	0	(1)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		1,131,440	(13)	(28)	(41)	0	0
Pay	3-Month KRW-KORIBOR	3.750	Quarterly	09/20/2033		2,575,790	(17)	6	(11)	0	0
Receive	3-Month PLN-WIBOR	5.380	Annual	09/20/2025	PLN	16,500	(40)	(22)	(62)	0	0
Pay	3-Month PLN-WIBOR	5.520	Annual	03/20/2026		13,100	0	158	158	0	0
Pay	3-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	19	19	0	0
Pay	3-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	11	24	0	(1)
Receive	3-Month PLN-WIBOR	5.220	Annual	03/20/2033		4,600	0	(50)	(50)	7	0
Receive	3-Month PLN-WIBOR	5.310	Annual	03/21/2033		1,000	0	(13)	(13)	1	0
Receive	3-Month PLN-WIBOR	4.740	Annual	10/25/2033		2,900	0	15	15	5	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	197,550	(28)	7	(21)	8	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2028		24,870	(2)	(9)	(11)	2	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.750	Quarterly	09/20/2028		114,160	11	3	14	0	(12)
Pay	3-Month THB-THBFIX Compounded-OIS	2.750	Quarterly	09/20/2033		10,890	(1)	(13)	(14)	2	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026	ZAR	154,200	0	296	296	3	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	66	66	1	0
Receive	3-Month ZAR-JIBAR	8.185	Quarterly	07/31/2026		133,100	0	56	56	4	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	38	49	1	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	78	78	2	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		189,700	28	(87)	(59)	0	(11)
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		107,600	76	35	111	0	(5)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	(53)	(53)	0	(1)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	36	36	1	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		37,860	0	36	36	1	0
Pay	3-Month ZAR-JIBAR	9.435	Quarterly	07/13/2033		19,000	0	(25)	(25)	2	0
Receive	6-Month CLP-CHILIBOR	6.115	Semi-Annual	07/17/2025	CLP	2,042,900	0	42	42	1	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	857	857	4	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	(59)	(59)	10	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	06/05/2028		1,916,800	(3)	(58)	(61)	4	0
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		1,773,800	(15)	38	23	0	(5)
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	(18)	(18)	2	0
Receive(6)	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(6)	(6)	0	(3)
Receive(6)	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(16)	(17)	0	(6)
Receive(6)	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	6	6	1	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		4,889,350	0	825	825	0	(8)
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		2,085,930	0	(495)	(495)	5	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	22	22	0	(4)

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	6-Month CLP-CHILIBOR	5.690%	Semi-Annual	09/01/2030	CLP	58,400	$0	$0	$0	$0	$0
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		1,183,100	0	26	26	6	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	209	209	0	(13)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	17	17	0	(2)
Pay	6-Month CLP-CHILIBOR	4.995	Semi-Annual	07/17/2033		475,100	0	(34)	(34)	1	0
Receive	6-Month CZK-PRIBOR	4.651	Annual	06/02/2028	CZK	51,200	(30)	51	21	9	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028		63,740	28	(58)	(30)	0	(14)
Receive	6-Month CZK-PRIBOR	4.420	Annual	08/28/2028		4,100	0	2	2	1	0
Pay	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	9,000	(17)	(133)	(150)	3	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		200	(2)	(4)	(6)	0	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,800	27	133	160	0	(9)
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024	HUF	130,800	0	(33)	(33)	0	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		746,700	(50)	37	(13)	16	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(30)	(30)	6	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024	PLN	76,400	0	(215)	(215)	0	(7)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	257	257	6	0
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	(20)	(20)	5	0
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	80	100	0	(1)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	283	283	6	0
Receive	28-Day MXN-TIIE	9.055	Lunar	09/03/2026	MXN	40,390	0	66	66	0	(5)
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		51,100	(19)	122	103	0	(10)
Receive	28-Day MXN-TIIE	9.545	Lunar	09/20/2028		112,400	0	15	15	0	(24)
Receive	28-Day MXN-TIIE	8.545	Lunar	07/27/2029		61,300	0	155	155	0	(13)
Pay	28-Day MXN-TIIE	9.050	Lunar	05/26/2033		2,900	0	(4)	(4)	1	0

							$583	$3,798	$4,381	$297	$(526)

Total Swap Agreements							$(710)	$3,898	$3,188	$310	$(526)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$23	$310	$333	$(4)	$(28)	$(552)	$(584)

Cash of $6,035 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(26) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	809		$112	$0	$0

BOA	10/2023	BRL	393,389		79,223	961	0
	10/2023	DOP	20,357		359	2	0
	10/2023	EUR	590		623	0	(1)
	10/2023	MYR	5,597		1,214	18	0
	10/2023	PHP	190,357		3,373	10	(2)
	10/2023		$78,558	BRL	393,389	0	(296)
	10/2023		1,958	CHF	1,794	2	0
	10/2023		160	KES	24,048	0	(1)
	10/2023		10,586	MYR	49,406	0	(25)
	10/2023	ZAR	23,771		$1,281	26	0
	11/2023	CHF	1,789		1,958	0	(2)
	11/2023	COP	666,144		162	1	0
	11/2023	EUR	3,823	CZK	93,349	0	(6)
	11/2023	MXN	9,316		$536	6	0
	11/2023		$77,124	BRL	384,680	0	(927)
	11/2023		83	CLP	71,447	0	(3)
	11/2023		624	EUR	590	1	0
	11/2023		2,696	MXN	46,073	0	(66)
	11/2023	ZAR	90,639		$4,737	0	(30)
	12/2023	MXN	28,221		1,626	26	0
	12/2023	PHP	103		2	0	0
	12/2023	TWD	20,230		640	9	0
	12/2023		$10,137	INR	843,812	0	(22)
	12/2023		6,743	KRW	8,957,769	0	(93)
	01/2024	KZT	341,611		$722	42	0
	01/2024		$1	KZT	465	0	0
	02/2024	DOP	37,639		$651	0	(1)
	02/2024	EGP	471		14	1	0
	02/2024	KZT	65,105		134	5	0
	02/2024		$15,327	CNY	108,326	0	(306)
	02/2024		4,666	TRY	146,590	0	(4)
	03/2024	CNH	13,757		$1,899	2	(5)
	03/2024	EGP	6,329		181	8	0
	04/2024	MYR	97,816		21,371	222	0

BPS	10/2023	BRL	210,900		42,116	159	0
	10/2023	COP	49,439,993		12,401	361	0
	10/2023	EUR	1,516		1,618	15	0
	10/2023	MXN	72,476		4,179	30	0
	10/2023		$42,649	BRL	210,900	0	(692)
	10/2023		13,967	EUR	13,183	2	(31)
	10/2023		32	MYR	149	0	0
	10/2023		14,251	THB	507,864	0	(283)
	10/2023		0	TRY	9	0	0
	11/2023	COP	2,875,095		$687	0	(10)
	11/2023	EUR	13,286		14,097	33	0
	11/2023	ILS	3,589		1,037	93	0
	11/2023	KZT	162,272		352	18	0
	11/2023	NZD	441		267	3	0
	11/2023		$1,902	TRY	53,753	0	(51)
	12/2023	INR	43,717		$523	0	(1)
	12/2023	MXN	72,496		4,178	68	0
	12/2023	NGN	20,250		25	1	0
	12/2023		$11,831	KRW	15,691,882	0	(182)
	12/2023		4,066	MXN	72,496	44	0
	01/2024	ILS	200,629		$56,388	3,534	0
	01/2024		$1,154	EGP	38,038	0	(10)
	01/2024	ZAR	51,424		$2,925	233	0
	02/2024	KZT	106,174		224	13	0
	02/2024		$23,384	CNY	165,995	0	(365)
	02/2024		178	EGP	6,418	0	(2)
	03/2024	IDR	13,218,578		$863	10	0
	03/2024		$330	IDR	5,091,260	0	(2)
	03/2024		9,450	TWD	297,718	0	(92)

BRC	10/2023	COP	47,162,178		$11,461	15	(111)
	10/2023	CZK	10,980		479	3	0

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023	MXN	96,827		$5,168	$0	$(376)
	10/2023	TRY	10,291		379	4	0
	10/2023		$11,553	COP	47,162,178	11	(17)
	10/2023		384	KZT	175,174	0	(23)
	10/2023		4	PHP	211	0	0
	11/2023		758	CAD	1,018	0	(8)
	11/2023		179	KZT	81,266	0	(12)
	11/2023		3,455	TRY	96,898	0	(103)
	12/2023		447	PEN	1,686	0	(3)
	01/2024	PLN	2,465		$568	7	0
	01/2024		$9,943	PLN	43,475	0	(35)

BSH	10/2023	BRL	423,700		$79,505	0	(4,788)
	10/2023	MXN	13,274		776	16	0
	10/2023		$84,611	BRL	423,700	0	(319)
	11/2023		950		4,702	0	(20)
	11/2023		3,305	COP	13,467,875	0	(43)
	01/2024	BRL	68,800		$14,023	488	0

CBK	10/2023		16,781		3,394	56	0
	10/2023	CHF	434		479	5	0
	10/2023	CLP	142,245		174	14	0
	10/2023	GBP	1,092		1,342	11	(1)
	10/2023	MXN	130,375		7,371	0	(94)
	10/2023	PHP	16,459		292	1	0
	10/2023		$3,428	BRL	16,781	0	(89)
	10/2023		662	CHF	608	2	0
	10/2023		2,548	COP	10,407,503	1	0
	10/2023		893	MXN	15,540	0	(3)
	10/2023		132	NGN	78,810	0	(35)
	10/2023		878	PEN	3,267	0	(16)
	11/2023	AUD	3,696		$2,363	0	(17)
	11/2023	BRL	4,439		899	20	0
	11/2023	CHF	606		662	0	(2)
	11/2023	CLP	9,426,205		10,988	407	0
	11/2023	COP	2,872,426		692	0	(3)
	11/2023	EGP	9,278		295	0	(3)
	11/2023	ILS	8,560		2,594	344	0
	11/2023	KZT	81,806		174	5	0
	11/2023	MXN	38,772		2,244	30	0
	11/2023	PEN	32,465		8,733	179	0
	11/2023	SEK	4,770		437	0	(1)
	11/2023		$926	COP	3,788,224	0	(8)
	11/2023		2,205	EGP	71,189	80	0
	11/2023		565	NOK	6,045	1	0
	11/2023		622	PEN	2,312	0	(13)
	11/2023		449	TRY	12,642	0	(16)
	11/2023		1,393	ZAR	26,866	20	0
	12/2023	JPY	97,502	AUD	1,027	1	0
	12/2023	KRW	4,713		$4	0	0
	12/2023	MXN	23,346		1,345	21	0
	12/2023		$86	ILS	326	0	0
	12/2023		760	PHP	43,196	3	0
	12/2023	ZMW	10,116		$483	8	0
	01/2024	COP	9,615,347		2,319	14	0
	01/2024		$5,462	PLN	23,955	2	(6)
	02/2024	EGP	25,056		$707	10	(16)
	02/2024		$817	EGP	28,734	0	(4)
	03/2024		295		10,889	0	(6)
	04/2024		1,188		45,028	0	(22)
	10/2024		773	COP	3,371,826	0	(7)
	01/2025		773		3,407,384	0	(9)
	04/2025		773		3,466,905	0	(5)

CLY	11/2023	EUR	515	HUF	238,537	99	0
	06/2024		$1,477	TWD	38,002	0	(273)

DUB	10/2023		35,501	BRL	178,200	0	(55)
	10/2023		755	CAD	1,019	0	(5)
	10/2023		13,777	CZK	316,380	0	(73)
	10/2023		337	NGN	198,798	0	(90)
	10/2023		7,786	THB	276,855	0	(172)
	11/2023	BRL	178,200		$35,358	61	0
	11/2023	EGP	39,468		1,384	117	0
	11/2023	NZD	240		146	2	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023	PLN	20,245	EUR	4,492	$125	$0
	11/2023		$373	KZT	169,529	0	(24)
	11/2023		8,470	RON	39,514	0	(80)
	11/2023		4,667	TRY	136,565	102	0
	12/2023		11,502	CLP	10,294,540	13	0
	12/2023		2,134	ILS	8,123	4	0
	12/2023		4,504	KRW	5,972,440	0	(70)
	01/2024	NGN	158,055		$257	76	0
	02/2024		$3,813	EGP	133,568	0	(14)
	03/2024	CNH	6,547		$909	3	0
	08/2024	EUR	4,492	PLN	20,742	0	(104)

FAR	10/2023	BRL	43,355		$8,658	33	0
	10/2023		$8,915	BRL	43,355	0	(290)
	11/2023	BRL	43,544		$8,915	290	0

GLM	10/2023		404,059		80,689	304	0
	10/2023	DOP	131,088		2,338	42	0
	10/2023	KZT	175,397		378	17	0
	10/2023	MXN	148,366		8,488	27	(44)
	10/2023	MYR	4,999		1,071	3	0
	10/2023	NGN	385,968		689	213	0
	10/2023		$82,209	BRL	404,059	0	(1,824)
	10/2023		2,927	MXN	50,463	0	(32)
	11/2023	BRL	35,266		$7,025	39	0
	11/2023	COP	2,921,688		714	6	0
	11/2023	DOP	34,048		598	0	0
	11/2023	EGP	39,551		1,384	114	0
	11/2023	EUR	3,559	PLN	15,997	0	(109)
	11/2023		$1	COP	4,083	0	0
	11/2023		499	EGP	15,810	15	(6)
	11/2023		4,974	MXN	85,818	0	(83)
	11/2023		11,533	TRY	322,789	0	(311)
	12/2023	AUD	1,027	JPY	97,502	0	(1)
	12/2023	DOP	37,768		$670	11	0
	12/2023		$1	KRW	809	0	0
	12/2023		14,510	MXN	251,728	0	(240)
	01/2024	DOP	356,176		$6,259	71	0
	01/2024	EGP	31,860		847	0	(111)
	02/2024	DOP	111,724		1,942	5	0
	02/2024	EGP	43,051		1,232	8	0
	02/2024	KZT	75,722		161	10	0
	02/2024		$777	KZT	360,725	0	(60)
	03/2024	CNH	4,257		$590	1	0
	03/2024		$445	IDR	6,827,417	0	(5)
	04/2024	BRL	412,300		$82,146	1,822	0
	08/2024		$714	COP	3,085,908	0	(6)

JPM	10/2023	BRL	178,200		$35,885	440	0
	10/2023	MXN	119,681		6,816	0	(36)
	10/2023		$175	NGN	108,234	0	(42)
	10/2023		172	ZMW	3,615	1	0
	11/2023	AUD	3,788		$2,428	0	(11)
	11/2023	COP	6,102,295		1,490	12	0
	11/2023	EUR	4,109	PLN	18,466	0	(127)
	11/2023	HUF	238,754	EUR	515	0	(99)
	11/2023	KZT	7,254		$16	1	0
	11/2023	MXN	12,498		724	10	0
	11/2023	NZD	1,475		875	0	(9)
	11/2023		$3	COP	12,210	0	0
	11/2023		991	MXN	17,149	0	(14)
	11/2023		529	NOK	5,387	0	(25)
	11/2023		1,135	TRY	31,974	0	(42)
	11/2023		962	ZAR	18,229	0	(3)
	11/2023	ZAR	17,606		$920	0	(6)
	12/2023	NGN	92,529		149	39	0
	12/2023	TWD	16,927		535	7	0
	12/2023		$13,656	INR	1,139,627	12	(6)
	12/2023		729	MXN	12,653	0	(12)
	12/2023		179	NGN	113,002	0	(44)
	12/2023		34,754	SGD	47,153	0	(138)
	12/2023		7,322	TWD	231,591	0	(103)
	01/2024	PLN	2,700		$618	2	0

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2024		$898	EGP	29,550	$0	$(9)
	01/2024		49	HUF	18,546	0	0
	01/2024		57	PLN	251	0	0
	02/2024	EGP	12,317		$325	0	(25)
	02/2024	KZT	34,026		72	5	0
	02/2024		$89	EGP	3,213	0	(1)
	03/2024	CNH	33,885		$4,674	0	(12)
	03/2024	IDR	83,124		5	0	0
	04/2024	KES	179,807		1,170	62	0
	06/2024		$257	IDR	3,855,000	0	(9)
	08/2024	PLN	20,688	EUR	4,492	117	0
	08/2024		$1,490	COP	6,443,878	0	(12)
	09/2024	EUR	872	PLN	4,136	4	0

MBC	10/2023	BRL	4,479		$911	20	0
	10/2023	CAD	1,861		1,370	4	(4)
	10/2023	EUR	11,218		12,102	241	0
	10/2023	GBP	3,528		4,438	134	0
	10/2023	HUF	22,896		61	0	(1)
	10/2023	PHP	45,883		817	6	0
	10/2023		$894	BRL	4,479	0	(3)
	10/2023		1,376	CAD	1,861	0	(6)
	10/2023		625	EUR	590	0	(2)
	10/2023	UYU	2,068		$54	1	0
	11/2023	CAD	1,860		1,376	6	0
	11/2023	CLP	1,836,310		2,160	98	0
	11/2023	TRY	14,822		524	9	0
	12/2023	KRW	756,414		564	2	0
	12/2023		$3,148	ILS	11,985	7	0
	01/2024	HUF	3,335,043		$9,091	183	0
	01/2024	JPY	70,000		490	14	0
	02/2024	EGP	27,234		765	0	(10)
	02/2024	JPY	150,000		1,057	31	0
	03/2024	CNH	4,166		$574	0	(2)

MYI	10/2023	CHF	1,035		1,143	13	(1)
	10/2023	MXN	15,469		880	0	(7)
	10/2023	MYR	18,043		3,867	10	0
	10/2023	PEN	1,102		297	6	0
	10/2023		$183	MXN	3,132	0	(3)
	10/2023		290	PEN	1,102	1	0
	10/2023		2,604	PHP	148,806	26	0
	10/2023		368	TRY	10,282	6	0
	10/2023		13	ZAR	245	0	0
	10/2023	ZAR	557		$30	1	0
	11/2023	AUD	379		244	0	0
	11/2023	BRL	4,707		950	19	0
	11/2023		$297	PEN	1,102	0	(6)
	11/2023	ZAR	101,657		$5,347	2	(2)
	12/2023	KRW	1,216,950		912	9	0
	12/2023	MXN	14,997		844	0	(7)
	12/2023	TWD	89,152		2,831	52	0
	12/2023		$19,754	KRW	26,210,613	0	(296)
	12/2023		7,540	PHP	430,788	68	0
	12/2023		3,755	TWD	117,687	0	(86)
	01/2024	EGP	27,565		$742	0	(87)
	01/2024		$890	EGP	29,887	0	(4)
	01/2024		731	KZT	340,392	0	(54)
	02/2024	EGP	8,530		$227	0	(15)
	02/2024	KZT	111,488		236	15	0
	02/2024		$13,795	CNY	97,673	0	(250)
	02/2024		351	KZT	162,513	0	(28)
	03/2024	CNH	772		$107	0	0
	03/2024	MXN	7,094		402	6	0
	03/2024		$88	EGP	3,163	0	(2)
	03/2024		17,721	IDR	272,743,304	0	(140)
	08/2024		198		3,043,260	0	(2)

NGF	03/2024		8,064	TWD	253,453	0	(98)
	08/2024		355	IDR	5,456,350	0	(4)

RBC	10/2023		937	JPY	135,730	0	(28)
	10/2023		17,190	MXN	301,670	82	0
	11/2023		605		10,259	0	(19)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	10/2023	BRL	4,758		$950	$4	$0
	10/2023	PEN	1,102		290	0	(1)
	10/2023		$996	BRL	4,758	0	(49)
	10/2023		14,747	MYR	68,781	0	(45)
	10/2023		650	PEN	2,415	0	(13)
	10/2023		281	ZMW	5,901	1	0
	11/2023	COP	2,828,001		$690	5	0
	11/2023		$538	AUD	819	0	(11)
	11/2023		893	EGP	34,876	226	0
	11/2023		477	EUR	449	0	(2)
	11/2023	ZAR	38,425		$2,036	16	0
	12/2023	PHP	368		6	0	0
	12/2023		$14,568	INR	1,213,775	0	(18)
	12/2023		626	KES	92,073	0	(29)
	12/2023		478	KRW	632,213	0	(9)
	12/2023		1,256	PHP	71,362	4	0
	12/2023		3,935	TWD	123,875	0	(73)
	01/2024		0	EGP	13	0	0
	01/2024		192	NGN	157,824	0	(11)
	01/2024		2,848	ZAR	51,424	0	(156)
	02/2024	EGP	17,422		$499	20	0
	02/2024	MYR	18,568		4,058	62	0
	02/2024		$21	CNY	148	0	0
	03/2024	CNH	9,157		$1,265	0	(2)
	03/2024		$88	EGP	3,164	0	(2)
	03/2024		291	IDR	4,455,492	0	(4)
	03/2024		5,120	TWD	161,623	0	(40)
	06/2024	KES	96,173		$626	47	0
	08/2024		$673	COP	2,912,744	0	(5)

SOG	01/2024		528	EGP	17,186	0	(12)
	02/2024	CNY	29,239		$4,084	29	0
	02/2024	KZT	128,856		270	14	0

SSB	10/2023		$31,400	BRL	152,678	0	(1,025)
	11/2023	KRW	30,003,150		$22,248	19	0

TOR	10/2023	COP	68,000,000		16,649	63	(11)
	10/2023	JPY	230,786		1,548	4	0
	10/2023		$9,091	COP	36,754,675	0	(83)
	10/2023		5,612	GBP	4,620	24	0
	10/2023		725	JPY	106,069	0	(16)
	11/2023	GBP	4,620		$5,613	0	(25)
	11/2023		$1,548	JPY	229,685	0	(4)
	11/2023		1,618	MXN	28,074	0	(15)
	12/2023		8,739	INR	729,788	9	0
	01/2024	HUF	2,303,526		$6,233	81	0
	03/2024	CNH	4,429		613	1	0

UAG	10/2023	BRL	2,348		469	2	0
	10/2023	CHF	933		1,065	45	0
	10/2023		$477	BRL	2,348	0	(10)
	10/2023		13	CZK	300	0	0
	10/2023		1,311	ZAR	24,082	0	(40)
	11/2023	CZK	93,364	EUR	3,823	5	0
	11/2023	EUR	383	PLN	1,726	0	(11)
	11/2023	ILS	1,893		$547	50	0
	11/2023	NZD	1,830		1,111	14	0
	11/2023		$3,540	MXN	61,485	0	(29)
	12/2023	MXN	15,529		$884	3	0
	12/2023		$4,718	KRW	6,250,543	0	(78)

Total Forward Foreign Currency Contracts						$13,903	$(17,608)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	23.830	11/01/2023	619	$62	$19

CBK	Put - OTC AUD versus JPY	JPY	87.500	12/18/2023	14,884	29	26

GLM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	233	31	70

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	468	$45	$140
	Put - OTC EUR versus PLN	PLN	4.400	08/22/2024	678	170	81
	Call - OTC EUR versus PLN		5.000	09/09/2024	5,031	79	65

MYI	Put - OTC USD versus BRL	BRL	4.700	11/10/2023	174	38	6
	Put - OTC USD versus MXN	MXN	17.080	12/07/2023	4,787	42	34

UAG	Call - OTC USD versus ZAR	ZAR	20.500	10/09/2023	9,016	126	1

						$622	$442

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	0.000%	12/27/2023	4,000	$0	$(4)
	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	0.000	12/27/2023	4,000	0	4

CBK	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	0.000	12/20/2023	12,200	0	(20)
	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	0.000	12/29/2023	3,600	0	4

MYI	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	0.000	12/27/2023	5,500	0	6

					$0	$(10)

Total Purchased Options					$622	$432

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC USD versus IDR	IDR	14,950.000	06/06/2024	1,810	$(61)	$(80)
	Put - OTC USD versus IDR		14,950.000	06/06/2024	1,810	(55)	(16)

MYI	Call - OTC USD versus IDR		15,370.000	08/13/2024	1,101	(35)	(35)
	Put - OTC USD versus IDR		15,370.000	08/13/2024	1,101	(35)	(24)
	Put - OTC USD versus MXN	MXN	16.550	12/07/2023	4,787	(13)	(7)
	Call - OTC USD versus MXN		19.500	03/07/2024	5,542	(63)	(63)

NGF	Call - OTC USD versus IDR	IDR	15,370.000	08/13/2024	1,867	(60)	(60)
	Put - OTC USD versus IDR		15,370.000	08/13/2024	1,867	(60)	(41)

						$(382)	$(326)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855%	10/19/2023	200	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	800	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	600	(2)	(3)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,500	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,500	(5)	(15)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	800	(3)	(16)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	1,400	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	1,400	(6)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	600	(2)	(6)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,700	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,700	(7)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	300	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	300	(2)	(10)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	200	(1)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	300	(1)	(3)

							$(68)	$(104)

Total Written Options							$(450)	$(430)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2024	1.779%	$	100	$6	$(5)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BPS	Poland Government International Bond	1.000%	Quarterly	12/20/2023	0.114%	$	200	$1	$(1)	$0	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		500	(1)	2	1	0

CBK	Petroleos Mexicanos	1.000	Quarterly	06/20/2024	2.634		1,500	(47)	30	0	(17)

GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114		300	1	0	1	0
	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.157		1,000	4	2	6	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589		1,700	(38)	27	0	(11)
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.418		200	2	11	13	0

								$(78)	$71	$21	$(28)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$7,674	$7,681	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	7,700	$2	$(26)	$0	$(24)

GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	(266)	0	(266)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(77)	0	(77)

GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2028	MYR	45,690	48	7	55	0

								$50	$(362)	$55	$(367)

Total Swap Agreements								$(15)	$7,378	$7,758	$(395)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
BOA	$1,342	$19	$0	$1,361	$(1,790)	$0	$(24)	$(1,814)	$(453)	$85	$(368)
BPS	4,617	0	1	4,618	(1,721)	(13)	0	(1,734)	2,884	(3,090)	(206)
BRC	40	0	0	40	(688)	0	0	(688)	(648)	813	165
BSH	504	0	0	504	(5,170)	0	0	(5,170)	(4,666)	3,974	(692)
CBK	1,235	10	1	1,246	(376)	(15)	(17)	(408)	838	(1,100)	(262)
CLY	99	0	0	99	(273)	0	0	(273)	(174)	266	92
DUB	503	0	0	503	(687)	0	0	(687)	(184)	291	107
FAR	323	0	0	323	(290)	(16)	0	(306)	17	0	17
GLM	2,708	70	7,681	10,459	(2,832)	(23)	(343)	(3,198)	7,261	(6,750)	511
GST	0	0	62	62	0	0	0	0	62	0	62

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
JPM	$712	$286	$13	$1,011	$(785)	$(130)	$(11)	$(926)	$85	$(3)	$82
MBC	756	0	0	756	(28)	0	0	(28)	728	(770)	(42)
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYI	234	46	0	280	(990)	(129)	0	(1,119)	(839)	938	99
NGF	0	0	0	0	(102)	(101)	0	(203)	(203)	0	(203)
RBC	82	0	0	82	(47)	0	0	(47)	35	0	35
SCX	385	0	0	385	(470)	0	0	(470)	(85)	31	(54)
SOG	43	0	0	43	(12)	0	0	(12)	31	0	31
SSB	19	0	0	19	(1,025)	0	0	(1,025)	(1,006)	1,108	102
TOR	182	0	0	182	(154)	0	0	(154)	28	0	28
UAG	119	1	0	120	(168)	0	0	(168)	(48)	0	(48)

Total Over the Counter	$13,903	$432	$7,758	$22,093	$(17,608)	$(430)	$(395)	$(18,433)

(n)

Securities with an aggregate market value of $7,506 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$23	$23
Swap Agreements	0	13	0	0	297	310

	$0	$13	$0	$0	$320	$333

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,903	$0	$13,903
Purchased Options	0	0	0	432	0	432
Swap Agreements	0	22	0	7,681	55	7,758

	$0	$22	$0	$22,016	$55	$22,093

	$0	$35	$0	$22,016	$375	$22,426

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	28	28
Swap Agreements	0	0	0	0	552	552

	$0	$0	$0	$0	$584	$584

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,608	$0	$17,608
Written Options	0	0	0	326	104	430
Swap Agreements	0	28	0	0	367	395

	$0	$28	$0	$17,934	$471	$18,433

	$0	$28	$0	$17,934	$1,055	$19,017

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$79	$79
Futures	0	0	0	0	48	48
Swap Agreements	0	106	0	0	3,893	3,999

	$0	$106	$0	$0	$4,020	$4,126

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,171)	$0	$(16,171)
Purchased Options	0	0	0	589	0	589
Written Options	0	0	0	171	202	373
Swap Agreements	0	(101)	0	(44)	(190)	(335)

	$0	$(101)	$0	$(15,455)	$12	$(15,544)

	$0	$5	$0	$(15,455)	$4,032	$(11,418)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(56)	$(56)
Futures	0	0	0	0	133	133
Swap Agreements	0	98	0	0	(1,615)	(1,517)

	$0	$98	$0	$0	$(1,538)	$(1,440)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,667	$0	$6,667
Purchased Options	0	0	0	(801)	0	(801)
Written Options	0	0	0	55	(61)	(6)
Swap Agreements	0	4	0	319	310	633

	$0	$4	$0	$6,240	$249	$6,493

	$0	$102	$0	$6,240	$(1,289)	$5,053

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$172	$0	$172
Azerbaijan
Loan Participations and Assignments	0	0	1,855	1,855
Brazil
Corporate Bonds & Notes	0	4,051	149	4,200
Sovereign Issues	0	91,311	0	91,311
Cayman Islands
Asset-Backed Securities	0	3,059	0	3,059
Corporate Bonds & Notes	0	229	0	229

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Chile
Sovereign Issues	$0	$6,701	$0	$6,701
China
Sovereign Issues	0	2,514	0	2,514
Colombia
Corporate Bonds & Notes	0	2,430	0	2,430
Sovereign Issues	0	1,072	0	1,072
Czech Republic
Corporate Bonds & Notes	0	3,101	0	3,101
Sovereign Issues	0	508	0	508

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Dominican Republic
Sovereign Issues	$0	$14,983	$0	$14,983
Ecuador
Sovereign Issues	0	1,551	0	1,551
Hungary
Sovereign Issues	0	716	0	716
India
Corporate Bonds & Notes	0	1,142	0	1,142
Ireland
Asset-Backed Securities	0	1,510	0	1,510
Israel
Sovereign Issues	0	3,706	0	3,706
Ivory Coast
Loan Participations and Assignments	0	0	1,559	1,559
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,726	0	2,726
Luxembourg
Corporate Bonds & Notes	0	438	335	773
Malaysia
Sovereign Issues	0	2,704	0	2,704
Mexico
Corporate Bonds & Notes	0	1,337	0	1,337
Sovereign Issues	0	33,184	0	33,184
Netherlands
Corporate Bonds & Notes	0	2,955	0	2,955
Sovereign Issues	0	179	0	179
Peru
Corporate Bonds & Notes	0	3,613	0	3,613
Sovereign Issues	0	7,327	0	7,327
Poland
Sovereign Issues	0	6,712	0	6,712
Qatar
Loan Participations and Assignments	0	0	2,600	2,600
Romania
Sovereign Issues	0	2,234	0	2,234
Russia
Sovereign Issues	0	224	0	224
South Africa
Corporate Bonds & Notes	0	1,852	2,967	4,819
Sovereign Issues	0	9,677	0	9,677
Turkey
Loan Participations and Assignments	0	2,603	0	2,603
United Kingdom
Non-Agency Mortgage-Backed Securities	0	3,554	0	3,554
United States
Asset-Backed Securities	0	7,884	7,754	15,638
Common Stocks	0	0	77	77
Corporate Bonds & Notes	0	200	0	200

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Loan Participations and Assignments	$0	$0	$2,593	$2,593
Non-Agency Mortgage-Backed Securities	0	5,524	390	5,914
Sovereign Issues	0	5,788	0	5,788
U.S. Government Agencies	0	19,994	0	19,994
Uruguay
Sovereign Issues	0	1,581	0	1,581
Zambia
Sovereign Issues	0	1,179	0	1,179
Short-Term Instruments
Certificates of Deposit	0	8,929	0	8,929
Commercial Paper	0	299	0	299
Repurchase Agreements	0	24,490	0	24,490
Short-Term Notes	0	22,242	0	22,242
Argentina Treasury Bills	0	247	0	247
Hungary Treasury Bills	0	24,710	0	24,710
Israel Treasury Bills	0	53,323	0	53,323
Japan Treasury Bills	0	1,473	0	1,473
Malaysia Treasury Bills	0	26,173	0	26,173
U.S. Treasury Bills	0	18,068	0	18,068

	$0	$442,179	$20,279	$462,458

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,953	$0	$0	$22,953

Total Investments	$22,953	$442,179	$20,279	$485,411

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	310	0	333
Over the counter	0	22,093	0	22,093

	$23	$22,403	$0	$22,426

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(532)	0	(558)
Over the counter	0	(18,433)	0	(18,433)

	$(26)	$(18,965)	$0	$(18,991)

Total Financial Derivative Instruments	$(3)	$3,438	$0	$3,435

Totals	$22,950	$445,617	$20,279	$488,846

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$1,828	$0	$8	$0	$19	$0	$0	$1,855	$19
Brazil
Corporate Bonds & Notes	206	0	0	(25)	0	(32)	0	0	149	(32)
Ivory Coast
Loan Participations and Assignments	1,558	0	0	0	0	1	0	0	1,559	1
Luxembourg
Corporate Bonds & Notes	339	0	0	2	0	(6)	0	0	335	(6)
Qatar
Loan Participations and Assignments	2,597	0	0	10	0	(7)	0	0	2,600	(7)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	85

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)	September 30, 2023	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Russia
Sovereign Issues	$32	$0	$0	$0	$0	$192	$0	$(224)	$0	$0
South Africa
Corporate Bonds & Notes	3,167	0	0	0	0	(200)	0	0	2,967	(200)
Turkey
Loan Participations and Assignments	2,610	0	0	3	0	(9)	0	(2,604)	0	0
United States
Asset-Backed Securities	7,134	0	0	0	0	606	14	0	7,754	0
Common Stocks	77	0	0	0	0	0	0	0	77	0
Loan Participations and Assignments	2,518	0	0	0	0	75	0	0	2,593	74
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	390	0	390	606
Short-Term Instruments
Certificates of Deposit	358	0	(185)	0	23	3	0	(199)	0	0

	$20,596	$1,828	$(185)	$(2)	$23	$642	$404	$(3,027)	$20,279	$455

Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$3	$0	$0	$0	$(2)	$0	$0	$0	$0

Totals	$20,595	$1,831	$(185)	$(2)	$23	$640	$404	$(3,027)	$20,279	$455

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,855	Discounted Cash Flow	Discount Rate	0.037	—
Brazil
Corporate Bonds & Notes	149	Reference Instrument	Price	6.320	—
Ivory Coast
Loan Participations and Assignments	1,559	Indicative Market Quotation	Broker Quote	97.500	—
Luxembourg
Corporate Bonds & Notes	335	Discounted Cash Flow	Discount Rate	15.480	—
Qatar
Loan Participations and Assignments	2,600	Other Valuation Techniques(3)	—	—	—
South Africa
Corporate Bonds & Notes	2,967	Discounted Cash Flow	Discount Rate	9.930	—
United States
Asset-Backed Securities	7,740	Discounted Cash Flow	Discount Rate	15.770	—
	14	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Common Stocks	77	Comparable Companies	EBITDA Multiple	X 5.394	—
Loan Participations and Assignments	2,593	Proxy Pricing	Base Price	99.543	—
Non-Agency Mortgage-Backed Securities	390	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$20,279

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	September 30, 2023 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 12.0%

AZERBAIJAN 0.3%

CORPORATE BONDS & NOTES 0.3%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$700	$698

Total Azerbaijan (Cost $736)			698

BRAZIL 7.1%

CORPORATE BONDS & NOTES 0.3%

Vale SA
1.641% due 12/29/2049 ~(e)	BRL	10,800	672

SOVEREIGN ISSUES 6.8%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)		53,300	10,309
0.000% due 04/01/2024 (d)		33,100	6,240

			16,549

Total Brazil (Cost $18,229)			17,221

CAYMAN ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(b)		$500	39

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		1,500	88

Poinsettia Finance Ltd.
6.625% due 06/17/2031		869	716

Powerlong Real Estate Holdings Ltd.
5.950% due 04/30/2025		900	76

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		1,800	288

Total Cayman Islands (Cost $5,539)			1,207

CHINA 0.0%

CORPORATE BONDS & NOTES 0.0%

Yango Justice International Ltd.
7.500% due 02/17/2025 ^(b)		$1,000	5

Total China (Cost $990)			5

COLOMBIA 0.3%

CORPORATE BONDS & NOTES 0.3%

Ecopetrol SA
8.625% due 01/19/2029		$650	653

Total Colombia (Cost $650)			653

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Periama Holdings LLC
5.950% due 04/19/2026		$200	$190

Total India (Cost $207)			190

MACEDONIA 0.2%

SOVEREIGN ISSUES 0.2%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	500	539

Total Macedonia (Cost $529)			539

NETHERLANDS 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		$170	169

Total Netherlands (Cost $170)			169

RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	100	47
5.100% due 03/28/2035 ^(b)		$200	84

Total Russia (Cost $197)			131

TRINIDAD AND TOBAGO 0.1%

SOVEREIGN ISSUES 0.1%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		$400	397

Total Trinidad and Tobago (Cost $397)			397

UNITED STATES 2.6%

U.S. GOVERNMENT AGENCIES 2.6%

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053		$1,600	1,425
4.500% due 11/01/2053		1,600	1,470
5.000% due 11/01/2053		1,700	1,604
5.500% due 11/01/2053		2,000	1,932

			6,431

Total United States (Cost $6,575)			6,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (g) 0.3%

		$613

U.S. TREASURY BILLS 0.3%
5.416% due 11/09/2023 -11/30/2023 (a)(c)(d)(j)	$694	689

Total Short-Term Instruments (Cost $1,302)		1,302

Total Investments in Securities (Cost $35,521)		28,943

	SHARES
INVESTMENTS IN AFFILIATES 90.9%

UNITED STATES 84.9%

MUTUAL FUNDS (f) 84.9%

PIMCO Emerging Markets Bond Fund	7,024,373	54,369

PIMCO Emerging Markets Corporate Bond Fund	5,936,183	51,110

PIMCO Emerging Markets Local Currency and Bond Fund	18,093,306	100,599

		206,078

Total United States (Cost $232,452)		206,078

SHORT-TERM INSTRUMENTS 6.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%

PIMCO Short-Term Floating NAV Portfolio III	1,509,275	14,672

Total Short-Term Instruments (Cost $14,674)		14,672

Total Investments in Affiliates (Cost $247,126)		220,750

Total Investments 102.9% (Cost $282,647)		$249,693

Financial Derivative Instruments (h)(i) 0.0% (Cost or Premiums, net $32)		40

Other Assets and Liabilities, net (2.9)%		(6,995)

Net Assets 100.0%		$242,738

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$613	U.S. Treasury Notes 5.000% due 08/31/2025	$(625)	$613	$613

Total Repurchase Agreements						$(625)	$613	$613

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$613	$0	$0	$613	$(625)	$(12)

Total Borrowings and Other Financing Transactions	$613	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2023	117	$12,643	$(218)	$24	$0

Total Futures Contracts				$(218)	$24	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$6,400	$161	$124	$285	$0	$(12)

Total Swap Agreements						$161	$124	$285	$0	$(12)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$24	$0	$24	$0	$0	$(12)	$(12)

Cash of $545 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	BRL	31,397		$6,322	$76	$0
	10/2023		$6,270	BRL	31,397	0	(24)
	11/2023		6,322		31,534	0	(76)

BPS	01/2024	BRL	53,300		$10,867	380	0

BSH	10/2023		31,400		5,892	0	(355)
	10/2023		$6,270	BRL	31,400	0	(24)

CBK	10/2023	BRL	31,956		$6,382	24	0
	10/2023		$6,583	BRL	31,956	0	(225)
	11/2023	BRL	32,097		$6,583	225	0

GLM	10/2023		31,400		6,270	24	0
	10/2023		$6,389	BRL	31,400	0	(142)
	04/2024	BRL	33,100		$6,595	146	0
SCX	11/2023	EUR	572		633	28	0

Total Forward Foreign Currency Contracts						$903	$(846)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BPS	Poland Government International Bond	1.000%	Quarterly	12/20/2023	0.114%	$	100	$0	$1	$1	$0

BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	27.287		600	(114)	86	0	(28)

GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114		100	1	(1)	0	0
	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.157		500	2	1	3	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589		800	(18)	13	0	(5)

Total Swap Agreements								$(129)	$100	$4	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$76	$0	$0	$76	$(100)	$0	$0	$(100)	$(24)	$41	$17
BPS	380	0	1	381	0	0	0	0	381	(400)	(19)
BRC	0	0	0	0	0	0	(28)	(28)	(28)	0	(28)
BSH	0	0	0	0	(379)	0	0	(379)	(379)	0	(379)
BSS	0	0	0	0	0	0	0	0	0	346	346
CBK	249	0	0	249	(225)	0	0	(225)	24	0	24
GLM	170	0	0	170	(142)	0	0	(142)	28	0	28
GST	0	0	3	3	0	0	0	0	3	0	3
JPM	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
SCX	28	0	0	28	0	0	0	0	28	0	28

Total Over the Counter	$903	$0	$4	$907	$(846)	$0	$(33)	$(879)

(j)

Securities with an aggregate market value of $387 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	89

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24	$24

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$903	$0	$903
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$903	$0	$907

	$0	$4	$0	$903	$24	$931

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$12	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$846	$0	$846
Swap Agreements	0	33	0	0	0	33

	$0	$33	$0	$846	$0	$879

	$0	$33	$0	$846	$12	$891

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(432)	$(432)
Swap Agreements	0	0	0	0	114	114

	$0	$0	$0	$0	$(318)	$(318)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,491)	$0	$(1,491)
Swap Agreements	0	135	0	0	(50)	85

	$0	$135	$0	$(1,491)	$(50)	$(1,406)

	$0	$135	$0	$(1,491)	$(368)	$(1,724)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(218)	$(218)
Swap Agreements	0	0	0	0	(26)	(26)

	$0	$0	$0	$0	$(244)	$(244)

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$853	$0	$853
Swap Agreements	0	(18)	0	0	39	21

	$0	$(18)	$0	$853	$39	$874

	$0	$(18)	$0	$853	$(205)	$630

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$698	$0	$698
Brazil
Corporate Bonds & Notes	0	672	0	672
Sovereign Issues	0	16,549	0	16,549
Cayman Islands
Corporate Bonds & Notes	0	1,207	0	1,207
China
Corporate Bonds & Notes	0	5	0	5
Colombia
Corporate Bonds & Notes	0	653	0	653
India
Corporate Bonds & Notes	0	190	0	190
Macedonia
Sovereign Issues	0	539	0	539
Netherlands
Sovereign Issues	0	169	0	169
Russia
Sovereign Issues	0	131	0	131
Trinidad and Tobago
Sovereign Issues	0	397	0	397
United States
U.S. Government Agencies	0	6,431	0	6,431
Short-Term Instruments
Repurchase Agreements	0	613	0	613
U.S. Treasury Bills	0	689	0	689

	$0	$28,943	$0	$28,943

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
United States
Mutual Funds	$206,078	$0	$0	$206,078
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,672	0	0	14,672

	$220,750	$0	$0	$220,750

Total Investments	$220,750	$28,943	$0	$249,693

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	24	0	24
Over the counter	0	907	0	907

	$0	$931	$0	$931

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(879)	0	(879)

	$0	$(891)	$0	$(891)

Total Financial Derivative Instruments	$0	$40	$0	$40

Totals	$220,750	$28,983	$0	$249,733

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.6%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$43	$11
3.625% due 07/09/2035 þ		29	7

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	1,170	1

Total Argentina (Cost $43)			19

AUSTRALIA 1.6%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

RESIMAC Bastille Trust
6.373% due 09/05/2057 •		$33	33

SOVEREIGN ISSUES 1.6%

Australia Government International Bond
0.500% due 09/21/2026	AUD	3,400	1,969
0.750% due 11/21/2027 (g)		1,935	1,203
1.000% due 11/21/2031		600	297
1.250% due 05/21/2032		100	50
1.750% due 06/21/2051		50	17
4.500% due 04/21/2033		1,400	903

			4,439

Total Australia (Cost $5,335)			4,472

BRAZIL 0.6%

CORPORATE BONDS & NOTES 0.6%

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (e)(h)		$653	16

Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032	BRL	9,590	1,788

Total Brazil (Cost $2,652)			1,804

BULGARIA 0.5%

SOVEREIGN ISSUES 0.5%

Bulgaria Government International Bond
4.500% due 01/27/2033	EUR	1,400	1,433

Total Bulgaria (Cost $1,481)			1,433

CANADA 0.8%

CORPORATE BONDS & NOTES 0.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$149	130

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	290

			420

SOVEREIGN ISSUES 0.6%

Canada Government Real Return Bond
3.000% due 12/01/2036 (g)	CAD	2,149	1,719

Total Canada (Cost $2,811)			2,139

CAYMAN ISLANDS 6.5%

ASSET-BACKED SECURITIES 6.1%

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		$627	627
6.877% due 11/02/2030 •		721	721

Apidos CLO
6.472% due 07/18/2029 •		728	727

Ares CLO Ltd.
6.622% due 04/18/2031 •		800	796
6.657% due 04/22/2031 •		800	796

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund Ltd.
6.660% due 01/15/2031 •		$677	$675

BDS Ltd.
6.795% due 12/16/2036 •		900	884

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		796	793

CIFC Funding Ltd.
6.557% due 10/24/2030 •		749	748

Elevation CLO Ltd.
6.563% due 10/25/2030 •		769	768

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(b)		1,000	1,000

GPMT Ltd.
6.788% due 12/15/2036 •		900	873

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •		800	800

LCM LP
6.452% due 07/19/2027 •		418	418

LCM Ltd.
6.668% due 04/20/2031 •		800	796

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •		122	121

MidOcean Credit CLO
6.661% due 01/29/2030 •		370	370
6.691% due 02/20/2031 •		738	738

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		679	677

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •		800	784

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		800	782

Venture CLO Ltd.
6.450% due 04/15/2027 •		77	77
6.791% due 07/30/2032 •		900	891

Wind River CLO Ltd.
6.622% due 07/18/2031 •		797	792
6.650% due 07/15/2031 •		800	796

			17,450

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		471	398

Sands China Ltd.
5.375% due 08/08/2025		200	194
5.650% due 08/08/2028		300	282

			874

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		300	301

Total Cayman Islands (Cost $18,824)			18,625

CHILE 0.6%

CORPORATE BONDS & NOTES 0.4%

Banco Santander Chile
2.700% due 01/10/2025		1,100	1,056

SOVEREIGN ISSUES 0.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	645,000	663

Total Chile (Cost $2,079)			1,719

CHINA 0.1%

SOVEREIGN ISSUES 0.1%

China Government International Bond
3.190% due 04/15/2053	CNY	1,200	171

Total China (Cost $173)			171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 0.4%

SOVEREIGN ISSUES 0.4%

Colombia Government International Bond
4.500% due 03/15/2029		$200	$174
7.500% due 02/02/2034		1,100	1,042

Total Colombia (Cost $1,289)			1,216

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%

Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	192
2.500% due 08/25/2028		900	35

Total Czech Republic (Cost $261)			227

DENMARK 2.6%

CORPORATE BONDS & NOTES 2.6%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	15,657	1,544

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		32,622	3,160
1.500% due 10/01/2053		2,291	240

Nykredit Realkredit AS
1.000% due 10/01/2050		14,320	1,391
1.500% due 10/01/2053		666	69

Realkredit Danmark AS
1.000% due 10/01/2050		4,333	432
1.500% due 10/01/2053		4,767	497

Total Denmark (Cost $11,094)			7,333

DOMINICAN REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%

Dominican Republic International Bond
4.875% due 09/23/2032		$500	407
6.500% due 02/15/2048		500	406

Total Dominican Republic (Cost $1,009)			813

FRANCE 2.2%

CORPORATE BONDS & NOTES 1.2%

BNP Paribas SA
2.219% due 06/09/2026 •		$800	747
3.800% due 01/10/2024		1,000	993

Societe Generale SA
1.488% due 12/14/2026 •		600	536
2.797% due 01/19/2028 •		200	178
3.337% due 01/21/2033 •		400	311
6.446% due 01/10/2029 •		600	593

			3,358

SOVEREIGN ISSUES 1.0%

France Government International Bond
0.100% due 07/25/2031 (g)	EUR	820	825
0.500% due 05/25/2072		100	33
0.750% due 05/25/2052		2,600	1,299
1.500% due 05/25/2050		700	457
2.000% due 05/25/2048		300	226

			2,840

Total France (Cost $9,151)			6,198

GERMANY 1.7%

CORPORATE BONDS & NOTES 1.7%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	800	759
2.129% due 11/24/2026 •(i)		$500	452
2.625% due 12/16/2024	GBP	100	116
2.625% due 02/12/2026	EUR	600	607

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.035% due 05/28/2032 •(i)		$1,100	$843
3.547% due 09/18/2031 •		200	161
3.729% due 01/14/2032 •(i)		900	671
3.961% due 11/26/2025 •		1,300	1,256

Total Germany (Cost $5,839)			4,865

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government International Bond
5.375% due 04/24/2032		$200	183

Total Guatemala (Cost $232)			183

HUNGARY 1.0%

SOVEREIGN ISSUES 1.0%

Hungary Government International Bond
6.250% due 09/22/2032		$1,000	977
6.750% due 09/25/2052		400	380

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		1,400	1,380

Total Hungary (Cost $2,796)			2,737

INDONESIA 0.7%

CORPORATE BONDS & NOTES 0.2%

Pertamina Persero PT
6.450% due 05/30/2044		$700	671

SOVEREIGN ISSUES 0.5%

Indonesia Government International Bond
8.375% due 03/15/2034	IDR	18,578,000	1,339

Total Indonesia (Cost $2,051)			2,010

IRELAND 1.6%

ASSET-BACKED SECURITIES 1.4%

Accunia European CLO DAC
4.613% due 07/15/2030 •	EUR	275	289

Aurium CLO DAC
4.393% due 01/16/2031 •		798	834

BlueMountain Fuji EUR CLO DAC
4.313% due 07/15/2030 •		422	443

Cairn CLO DAC
4.443% due 10/15/2031 •		400	415

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •		400	416

Dryden Euro CLO DAC
4.323% due 04/15/2033 •		249	257

Jubilee CLO DAC
4.273% due 04/15/2030 •		700	731
4.313% due 04/15/2031 •		300	311

Man GLG Euro CLO DAC
4.535% due 12/15/2031 •		390	403

			4,099

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	269
3.000% due 10/29/2028		300	257

			526

Total Ireland (Cost $5,297)			4,625

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
1.500% due 11/30/2023	ILS	3,000	783
2.000% due 03/31/2027		2,100	510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 01/17/2033		$800	$748

Total Israel (Cost $2,309)			2,041

ITALY 7.8%

CORPORATE BONDS & NOTES 0.6%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	572
2.625% due 04/28/2025		300	298

UniCredit SpA
2.569% due 09/22/2026 •		$500	458
7.830% due 12/04/2023		500	501

			1,829

SOVEREIGN ISSUES 7.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		400	392

Italy Buoni Poliennali Del Tesoro
2.350% due 09/15/2024 (g)	EUR	18,873	20,152

			20,544

Total Italy (Cost $23,798)			22,373

IVORY COAST 0.5%

SOVEREIGN ISSUES 0.5%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,000	887
5.875% due 10/17/2031		600	525

Total Ivory Coast (Cost $1,529)			1,412

JAPAN 5.6%

CORPORATE BONDS & NOTES 0.3%

Olympus Corp.
2.143% due 12/08/2026		$200	178

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		800	790

			968

SOVEREIGN ISSUES 5.3%

Japan Government International Bond
0.005% due 10/01/2024	JPY	1,000,000	6,696
0.100% due 03/10/2028 (g)		244,709	1,727
0.100% due 03/10/2029 (g)		668,569	4,713
0.500% due 03/20/2049		199,000	1,029
0.700% due 12/20/2048		6,000	33
0.700% due 06/20/2051		168,000	891

			15,089

Total Japan (Cost $20,267)			16,057

KAZAKHSTAN 0.4%

CORPORATE BONDS & NOTES 0.4%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$900	675
5.750% due 04/19/2047		200	156
6.375% due 10/24/2048		200	163

Total Kazakhstan (Cost $1,016)			994

		SHARES
LUXEMBOURG 1.2%

COMMON STOCKS 0.5%

Drillco Holding Lux SA «(c)		14,931	392

Drillco Holding Lux SA «(c)(i)		35,766	939

			1,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.7%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$700	$697

CPI Property Group SA
1.500% due 01/27/2031	EUR	200	119

FORESEA Holding SA
7.500% due 06/15/2030		$632	595

TMS Issuer SARL
5.780% due 08/23/2032		700	703

			2,114

Total Luxembourg (Cost $2,770)			3,445

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
2.480% due 01/28/2032		$200	159
4.550% due 04/21/2050		200	163

Total Malaysia (Cost $400)			322

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.750% due 10/12/2110		$200	160

Total Mexico (Cost $209)			160

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$300	285

Total Multinational (Cost $315)			285

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.4%

Prosus NV
1.207% due 01/19/2026	EUR	400	386
3.257% due 01/19/2027		$900	798

			1,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

EMF-NL Prime BV
4.463% due 04/17/2041 •	EUR	114	116

Eurosail PLC
5.163% due 10/17/2040 •		16	17

			133

Total Netherlands (Cost $1,501)			1,317

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	500	229

Total New Zealand (Cost $348)			229

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	400	235

Total Norway (Cost $291)			235

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	93

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.1%

CORPORATE BONDS & NOTES 0.1%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,200	$306

Total Peru (Cost $359)			306

PHILIPPINES 0.1%

SOVEREIGN ISSUES 0.1%

Philippines Government International Bond
6.250% due 01/14/2036	PHP	20,000	341

Total Philippines (Cost $489)			341

POLAND 0.8%

SOVEREIGN ISSUES 0.8%

Poland Government International Bond
3.875% due 02/14/2033	EUR	1,500	1,536
4.250% due 02/14/2043		400	392
4.875% due 10/04/2033		$300	280
5.500% due 04/04/2053		200	181

Total Poland (Cost $2,522)			2,389

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		200	161

Total Qatar (Cost $198)			161

REPUBLIC OF KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Korea Government International Bond
3.250% due 06/10/2033	KRW	1,076,770	749

Total Republic of Korea (Cost $802)			749

ROMANIA 1.1%

SOVEREIGN ISSUES 1.1%

Romania Government International Bond
1.375% due 12/02/2029	EUR	360	293
1.750% due 07/13/2030		200	160
2.000% due 01/28/2032		400	306
2.000% due 04/14/2033		900	657
2.625% due 12/02/2040		100	63
2.750% due 04/14/2041		100	62
2.875% due 04/13/2042		300	187
6.625% due 09/27/2029		700	762
6.375% due 09/18/2033		500	521

Total Romania (Cost $3,826)			3,011

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Government International Bond
7.250% due 05/10/2034	RUB	38,500	108

Total Russia (Cost $635)			108

SAUDI ARABIA 1.0%

CORPORATE BONDS & NOTES 0.3%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$900	813

SOVEREIGN ISSUES 0.7%

Saudi Government International Bond
3.250% due 10/22/2030		200	175
4.750% due 01/18/2028		800	783

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 07/18/2033		$800	$762
5.000% due 01/18/2053		300	250

			1,970

Total Saudi Arabia (Cost $2,980)			2,783

SERBIA 0.7%

SOVEREIGN ISSUES 0.7%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	1,000	693
3.125% due 05/15/2027		1,400	1,340

Total Serbia (Cost $2,317)			2,033

SOUTH AFRICA 0.1%

SOVEREIGN ISSUES 0.1%

South Africa Government International Bond
5.375% due 07/24/2044		$200	135

Total South Africa (Cost $197)			135

SOUTH KOREA 2.2%

SOVEREIGN ISSUES 2.2%

Korea Government International Bond
2.000% due 06/10/2031	KRW	718,630	462
2.375% due 12/10/2028		2,271,890	1,558
2.625% due 06/10/2028		699,880	489
3.250% due 03/10/2028		696,190	502
3.250% due 09/10/2042		244,320	164
4.250% due 12/10/2032		3,713,240	2,800
5.500% due 03/10/2028		360,000	284

Total South Korea (Cost $7,050)			6,259

SPAIN 0.7%

CORPORATE BONDS & NOTES 0.2%

Banco Santander SA
1.849% due 03/25/2026		$200	180

CaixaBank SA
6.684% due 09/13/2027 •		400	400

			580

SOVEREIGN ISSUES 0.5%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	200

Spain Government International Bond
1.450% due 10/31/2071		300	131
3.450% due 07/30/2066		1,300	1,095

			1,426

Total Spain (Cost $3,480)			2,006

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%

Asian Development Bank
6.150% due 02/25/2030	INR	173,700	2,005

Total Supranational (Cost $2,316)			2,005

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%

Credit Suisse AG
7.500% due 02/15/2028		$1,200	1,256

UBS Group AG
0.650% due 01/14/2028 •	EUR	800	739
3.869% due 01/12/2029 •		$500	453
6.537% due 08/12/2033 •		250	247
7.750% due 03/01/2029 •	EUR	910	1,064

Total Switzerland (Cost $3,750)			3,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		$200	$200

Total United Arab Emirates (Cost $197)			200

UNITED KINGDOM 6.7%

CORPORATE BONDS & NOTES 2.0%

Antofagasta PLC
2.375% due 10/14/2030		$400	312

HSBC Holdings PLC
2.804% due 05/24/2032 •		1,000	775
4.041% due 03/13/2028 •		700	648
4.292% due 09/12/2026 •		600	577
5.887% due 08/14/2027 •		300	296

John Lewis PLC
6.125% due 01/21/2025	GBP	100	120

NatWest Group PLC
5.076% due 01/27/2030 •		$300	280

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		700	694

Standard Chartered PLC
1.822% due 11/23/2025 •		600	567
2.678% due 06/29/2032 •		200	153
6.187% due 07/06/2027 •		700	697
6.296% due 07/06/2034 •		700	676

			5,795

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Alba PLC
5.529% due 11/25/2042 •	GBP	300	361

Eurosail PLC
3.982% due 03/13/2045 •	EUR	11	11

Great Hall Mortgages PLC
3.997% due 06/18/2039 •		163	170
5.468% due 03/18/2039 •	GBP	151	182
5.478% due 06/18/2039 •		72	87
5.488% due 06/18/2038 •		36	43

Newgate Funding PLC
4.445% due 12/15/2050 •	EUR	243	250

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	338	413

Ripon Mortgages PLC
5.919% due 08/28/2056 •		1,739	2,114

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •		800	977

Towd Point Mortgage Funding
6.304% due 10/20/2051 •		412	503
6.509% due 07/20/2045 •		1,274	1,555

			6,666

SOVEREIGN ISSUES 2.4%

United Kingdom Gilt
0.125% due 03/22/2024 (g)		5,248	6,359
0.125% due 03/22/2051 (g)		204	174
0.625% due 11/22/2042 (g)		247	269
1.250% due 07/31/2051		10	5

			6,807

Total United Kingdom (Cost $21,901)			19,268

UNITED STATES 68.0%

ASSET-BACKED SECURITIES 2.9%

ABFC Trust
5.594% due 01/25/2037 •		$405	232

ACE Securities Corp. Home Equity Loan Trust
6.334% due 12/25/2034 •		103	92

Argent Securities Trust
5.734% due 07/25/2036 •		644	165
5.914% due 07/25/2036 •		806	207

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
5.674% due 06/25/2047 •	$132	$131
6.169% due 09/25/2035 •	501	498
6.234% due 09/25/2046 •	64	60

Countrywide Asset-Backed Certificates Trust
4.493% due 07/25/2036 «~	13	12
5.654% due 09/25/2037 ^•	52	52
6.154% due 07/25/2034 •	60	59

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •	8	8

Credit-Based Asset Servicing & Securitization LLC
5.654% due 07/25/2037 •	177	113

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.316% due 03/25/2037 ^þ	869	320

Fieldstone Mortgage Investment Trust
5.749% due 11/25/2036 •	909	524

First Franklin Mortgage Loan Trust
6.709% due 07/25/2034 •	80	78

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •	800	777

GSAA Home Equity Trust
6.334% due 08/25/2037 •	34	33

GSAMP Trust
5.524% due 01/25/2037 •	137	79
5.584% due 12/25/2046 •	595	294
5.974% due 04/25/2036 •	597	372

HSI Asset Securitization Corp. Trust
5.874% due 12/25/2036 •	499	132

JP Morgan Mortgage Acquisition Trust
5.594% due 08/25/2036 «•	3	1

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •	17	17

MASTR Asset-Backed Securities Trust
5.914% due 03/25/2036 •	498	301

Merrill Lynch Mortgage Investors Trust
5.654% due 08/25/2037 •	449	229
5.954% due 04/25/2037 •	616	299

Morgan Stanley ABS Capital, Inc. Trust
5.524% due 01/25/2037 •	482	214
5.574% due 10/25/2036 •	527	229
5.574% due 11/25/2036 •	185	87
5.654% due 11/25/2036 •	185	87
5.664% due 10/25/2036 •	703	363

Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ	478	193

SMB Private Education Loan Trust
6.763% due 02/16/2055 •	536	533

Specialty Underwriting & Residential Finance Trust
3.822% due 02/25/2037 ^þ	481	185

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035	200	196

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031	1,100	1,076

		8,248

CORPORATE BONDS & NOTES 3.3%

Bank of America Corp.
3.384% due 04/02/2026 •	200	191

Bayer U.S. Finance LLC
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~	600	600

Charter Communications Operating LLC
3.750% due 02/15/2028	1,100	992
3.950% due 06/30/2062	600	341

Credit Suisse AG AT1 Claim ^	400	42

CVS Pass-Through Trust
7.507% due 01/10/2032	1,004	1,029

Dell International LLC
6.020% due 06/15/2026	105	105

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	100	76

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	200	$236
3.370% due 11/17/2023		$300	299
3.375% due 11/13/2025		400	372
4.511% due 11/15/2023 •	EUR	100	106

GA Global Funding Trust
2.250% due 01/06/2027		$200	175

GLP Capital LP
5.250% due 06/01/2025		200	196

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	500	433
3.615% due 03/15/2028 •		$100	92

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		900	874

Las Vegas Sands Corp.
2.900% due 06/25/2025		300	280

Morgan Stanley
2.630% due 02/18/2026 •		500	476

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		300	244

Organon & Co.
2.875% due 04/30/2028	EUR	300	274

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	86
3.150% due 01/01/2026		100	93
3.500% due 06/15/2025		100	95
4.000% due 12/01/2046		100	64
4.550% due 07/01/2030		100	88

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		1,200	1,159

Rio Oil Finance Trust
9.250% due 07/06/2024		257	259

Southern California Edison Co.
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~		200	200

			9,477

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

CenturyLink, Inc.
7.681% due 03/15/2027		296	213

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.958% due 06/01/2025		300	281

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%

Adjustable Rate Mortgage Trust
5.075% due 01/25/2035 «~		6	5

Banc of America Funding Trust
4.646% due 05/25/2035 ~		49	45
5.854% due 04/25/2037 ^•		48	40
5.859% due 04/20/2047 ^•		55	43
6.000% due 07/25/2037 ^		145	114

Banc of America Mortgage Trust
6.000% due 10/25/2036 ^«		53	40

Barclays Commercial Mortgage Securities Trust
6.630% due 07/15/2037 •		800	787

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		761	606

BCAP LLC Trust
5.854% due 05/25/2047 •		170	159

Bear Stearns Adjustable Rate Mortgage Trust
4.025% due 04/25/2034 «~		69	63
4.435% due 02/25/2034 ~		4	4
5.481% due 08/25/2035 «~		3	3
6.800% due 02/25/2036 «•		14	13

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~		59	56
4.410% due 09/25/2035 ^~		191	76

BWAY Mortgage Trust
6.697% due 09/15/2036 •		800	750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	$671	$658

Chase Mortgage Finance Trust
4.081% due 03/25/2037 ^~	125	118
4.526% due 07/25/2037 ~	23	18

Citigroup Mortgage Loan Trust
3.921% due 05/25/2035 ~	19	18
4.197% due 04/25/2037 ^~	93	78

Countrywide Alternative Loan Trust
3.707% due 06/25/2037 «~	97	72
5.500% due 10/25/2035 ^«	14	9
5.500% due 02/25/2036 ^«	32	18
5.649% due 07/20/2046 ^•	64	51
6.000% due 01/25/2037 ^	245	191
6.000% due 02/25/2037 ^	493	195
6.000% due 05/25/2037 ^	423	193
6.250% due 12/25/2036 ^•	379	169
6.500% due 08/25/2037 ^	309	128
8.000% due 10/25/2036 ^«	21	14

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	105	49
6.250% due 09/25/2036 ^	192	75

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •	85	78

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	162	123

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 ^þ	187	158

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~	4	4

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	168	128
3.000% due 08/26/2052 ~	907	720
3.000% due 09/25/2052 ~	1,399	1,110

GSR Mortgage Loan Trust
4.245% due 05/25/2037 ^«~	11	6

HarborView Mortgage Loan Trust
5.525% due 02/25/2036 ^«~	23	8

Impac Secured Assets Trust
4.810% due 07/25/2035 «~	45	38

IndyMac INDX Mortgage Loan Trust
3.708% due 06/25/2036 ~	146	126
3.913% due 12/25/2034 ~	3	3
5.914% due 07/25/2035 •	5	5

JP Morgan Alternative Loan Trust
3.881% due 12/25/2036 «~	13	12
4.561% due 05/25/2037 ^~	184	165

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	677	514
3.000% due 01/25/2052 ~	1,330	1,059
3.000% due 03/25/2052 ~	1,418	1,126
3.000% due 04/25/2052 ~	1,297	1,033
3.000% due 05/25/2052 ~	1,701	1,355
4.246% due 02/25/2035 «~	2	2
4.487% due 10/25/2035 ^~	159	126

Lehman Mortgage Trust
6.000% due 09/25/2037 ^	91	82

Manhattan West Mortgage Trust
2.130% due 09/10/2039	800	686

Merrill Lynch Mortgage Investors Trust
3.716% due 03/25/2036 ^~	74	41
5.854% due 02/25/2036 •	14	13

Morgan Stanley Mortgage Loan Trust
4.392% due 05/25/2036 ^~	140	80
4.529% due 09/25/2035 ^~	103	36
5.750% due 02/25/2036 ^«•	20	18

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	485	450
2.750% due 11/25/2059 ~	462	426
6.864% due 10/25/2063 þ	500	500

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •	900	804

PMT Loan Trust
2.500% due 07/25/2051 ~	760	577

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	95

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Mortgage Trust
5.934% due 02/25/2035 •	$51	$50
6.000% due 06/25/2036 ^«	3	2

Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 ^«	41	30
5.634% due 05/25/2037 •	257	231
5.694% due 02/25/2037 «•	1	10
5.714% due 01/25/2037 •	69	75
5.774% due 12/25/2036 •	156	152
5.814% due 07/25/2036 •	202	186
5.834% due 11/25/2036 ^•	141	96

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^«	14	9

Starwood Mortgage Trust
6.497% due 04/15/2034 •	800	788

Structured Adjustable Rate Mortgage Loan Trust
3.956% due 04/25/2036 ^~	100	58
5.754% due 10/25/2035 •	58	53

Structured Asset Mortgage Investments Trust
5.834% due 05/25/2036 •	221	173
5.854% due 05/25/2036 •	17	11

Structured Asset Securities Corp.
5.714% due 01/25/2036 •	136	112

Structured Asset Securities Corp. Mortgage Loan Trust
5.724% due 10/25/2036 •	301	251

SunTrust Adjustable Rate Mortgage Loan Trust
4.077% due 02/25/2037 ^~	74	63

Thornburg Mortgage Securities Trust
6.174% due 09/25/2034 •	14	13

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	416	359
2.710% due 01/25/2060 ~	364	337
2.900% due 10/25/2059 ~	1,509	1,385

WaMu Mortgage Pass-Through Certificates Trust
3.624% due 12/25/2036 ^~	158	134
3.873% due 10/25/2036 ^~	282	243
5.994% due 11/25/2045 •	54	48
6.026% due 08/25/2042 •	3	3
6.214% due 10/25/2044 •	45	42

Washington Mutual Mortgage Pass-Through Certificates Trust
5.500% due 11/25/2035 ^	58	49
5.594% due 02/25/2037 ^•	326	246
6.500% due 08/25/2035 ^«	52	44

		21,723

U.S. GOVERNMENT AGENCIES 41.7%

Export-Import Bank of the United States
1.581% due 11/16/2024	809	788

Fannie Mae
3.000% due 03/01/2060	293	243
3.500% due 01/01/2059	671	572
5.829% due 06/25/2036 •	19	18

Freddie Mac
0.000% due 01/15/2038 ~(a)	281	12
4.828% due 01/15/2038 •	281	272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	$8	$8

Ginnie Mae, TBA
3.000% due 10/01/2053	1,900	1,611

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,667	1,273
2.500% due 02/01/2051 - 01/01/2052	1,136	905
3.000% due 02/01/2027 - 09/01/2042	24	22
3.500% due 01/01/2026 - 07/01/2050	562	498
4.000% due 01/01/2037 - 06/01/2050	303	273
4.500% due 10/01/2023 - 08/01/2041	120	115
5.000% due 08/01/2033 - 10/01/2041	65	63
5.500% due 07/01/2035 - 02/01/2041	66	66
6.000% due 06/01/2026 - 09/01/2039	153	152

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2053	13,325	10,138
2.500% due 10/01/2053	4,400	3,493
3.000% due 11/01/2053	300	248
3.500% due 11/01/2053	1,400	1,205
4.000% due 10/01/2053 - 11/01/2053	10,665	9,501
4.500% due 11/01/2053	20,500	18,830
5.000% due 10/01/2053	10,800	10,190
5.500% due 11/01/2053	14,300	13,817
6.000% due 11/01/2053	22,300	21,999
6.500% due 11/01/2053	22,300	22,389

		118,701

U.S. TREASURY OBLIGATIONS 12.3%

U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	838
1.875% due 02/15/2041	5,000	3,228
2.875% due 05/15/2052	200	142
4.000% due 11/15/2052	600	532

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025	2,189	2,089
0.125% due 07/15/2030 (l)	596	517
0.125% due 07/15/2031	3,194	2,713
0.125% due 01/15/2032	1,434	1,202
0.250% due 01/15/2025	2,323	2,235
0.500% due 01/15/2028	4,957	4,570
0.625% due 07/15/2032	210	183
1.125% due 01/15/2033	2,668	2,412
2.500% due 01/15/2029 (l)	5,482	5,521
3.875% due 04/15/2029 (l)	744	801

U.S. Treasury Notes
2.750% due 07/31/2027 (n)	2,500	2,329
2.875% due 04/30/2025 (l)	5,200	5,016
3.500% due 02/15/2033	500	459

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/29/2028		$300	$292

			35,079

Total United States (Cost $206,654)			193,722

SHORT-TERM INSTRUMENTS 11.0%

COMMERCIAL PAPER 0.5%

Crown Castle, Inc.
6.050% due 10/05/2023		$600	599

Global Payments, Inc.
6.030% due 10/25/2023		800	797

			1,396

REPURCHASE AGREEMENTS (j) 0.7%
			1,886

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	18,014	25

HUNGARY TREASURY BILLS 1.0%
13.178% due 10/05/2023 (e)(f)	HUF	1,084,000	2,940

JAPAN TREASURY BILLS 8.8%
(0.142)% due 10/23/2023 - 01/09/2024 (b)(d)(e)	JPY	3,750,000	25,099

Total Short-Term Instruments (Cost $32,600)			31,346

Total Investments in Securities (Cost $419,443)			380,040

		SHARES
INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short Asset Portfolio		23,594	228

PIMCO Short-Term Floating NAV Portfolio III		1,540,291	14,973

Total Short-Term Instruments (Cost $15,210)			15,201

Total Investments in Affiliates (Cost $15,210)			15,201

Total Investments 139.0% (Cost $434,653)			$395,241

Financial Derivative Instruments (k)(m) 1.3% (Cost or Premiums, net $1,056)			3,599

Other Assets and Liabilities, net (40.3)%			(114,487)

Net Assets 100.0%			$284,353

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	$500	$452	0.16%
Deutsche Bank AG 3.035% due 05/28/2032	05/28/2021 - 10/21/2021	1,105	843	0.30
Deutsche Bank AG 3.729% due 01/14/2032	01/20/2021 - 01/28/2021	902	671	0.23
Drillco Holding Lux SA	06/08/2023	715	939	0.33

		$3,222	$2,905	1.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.050%	05/12/2023	TBD	(2)	GBP 125	United Kingdom Gilt 1.750% due 01/22/2049	$(134)	$153	$156
FICC	2.600	09/29/2023	10/02/2023		$ 1,733	U.S. Treasury Notes 5.000% due 08/31/2025	(1,768)	1,733	1,733

Total Repurchase Agreements							$(1,902)	$1,886	$1,889

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (11.1)%
U.S. Government Agencies (11.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2053	$21,500	$(16,823)	$(16,359)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2038	4,300	(3,737)	(3,693)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	13,325	(10,223)	(10,149)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	1,800	(1,505)	(1,491)

Total Short Sales (11.1)%				$(32,288)	$(31,692)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$156	$0	$0	$156	$(134)	$22
FICC	1,733	0	0	1,733	(1,768)	(35)

Total Borrowings and Other Financing Transactions	$1,889	$0	$0

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,056) at a weighted average interest rate of 5.069%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	97

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	1	$3	$(1)	$(5)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	6	15	(5)	0

Total Written Options					$(6)	$(5)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	5	$1,182	$(24)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	58	13,903	(45)	7	0
3-Month SOFR Active Contract March Futures	06/2024	193	45,657	(110)	2	0
3-Month SOFR Active Contract September Futures	12/2025	58	13,919	(45)	8	0
U.S. Treasury Long-Term Bond December Futures	12/2023	1	114	(6)	0	0

				$(230)	$17	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	230	$(54,861)	$194	$0	$(14)
3-Month SOFR Active Contract June Futures	09/2024	17	(4,030)	26	0	0
3-Month SOFR Active Contract September Futures	12/2024	60	(14,264)	84	0	(3)
Australia Government 3-Year Bond December Futures	12/2023	20	(1,355)	10	3	(1)
Australia Government 10-Year Bond December Futures	12/2023	85	(6,119)	165	52	0
Canada Government 10-Year Bond December Futures	12/2023	4	(339)	6	0	(1)
Euro-Bobl December Futures	12/2023	142	(17,377)	203	108	(128)
Euro-BTP December Futures	12/2023	86	(9,977)	500	127	(132)
Euro-Bund December Futures	12/2023	1	(136)	3	2	(2)
Euro-Oat December Futures	12/2023	143	(18,626)	534	234	(240)
Euro-Schatz December Futures	12/2023	231	(25,641)	95	39	(50)
Japan Government 10-Year Bond December Futures	12/2023	12	(11,640)	86	26	0
U.S. Treasury 2-Year Note December Futures	12/2023	7	(1,419)	4	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2023	266	(28,026)	216	0	(41)
U.S. Treasury 10-Year Note December Futures	12/2023	61	(6,592)	74	0	(12)
U.S. Treasury 10-Year Ultra December Futures	12/2023	41	(4,574)	97	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	8	(950)	52	0	(3)
United Kingdom Long Gilt December Futures	12/2023	60	(6,893)	(61)	148	(94)

				$2,288	$739	$(732)

Total Futures Contracts				$2,058	$756	$(732)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	14,500	$189	$(87)	$102	$8	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		39,700	395	(4)	391	26	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	3,900	49	2	51	0	(9)

						$633	$(89)	$544	$34	$(9)

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$7,500	$109	$(7)	$102	$1	$(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	51,400	671	(38)	633	0	(9)

					$780	$(45)	$735	$1	$(10)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	2,700	$(25)	$(11)	$(36)	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		2,500	66	8	74	0	(5)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		15,200	435	(82)	353	0	(79)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		1,500	75	(45)	30	0	(23)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	491,620	(73)	1	(72)	7	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		73,010	22	0	22	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	540,000	(14)	(95)	(109)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		21,990	(1)	(4)	(5)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		230,000	(51)	(47)	(98)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		1,140,000	0	59	59	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		100,000	0	8	8	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		270,000	46	267	313	20	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/20/2028	SGD	1,550	(27)	2	(25)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028		3,600	(10)	39	29	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	7,200	(345)	80	(265)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		7,400	0	(181)	(181)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		3,900	(47)	217	170	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		4,550	(51)	249	198	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		11,400	(27)	243	216	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		29,400	50	437	487	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		1,900	(1)	32	31	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025		6,900	(352)	584	232	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,600	36	220	256	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		9,700	(3)	35	32	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		27,000	(7)	289	282	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		12,700	3	817	820	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		16,700	(135)	1,902	1,767	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,400	54	130	184	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		2,120	163	57	220	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		6,000	0	(112)	(112)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		5,200	(71)	(25)	(96)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		2,900	(1)	(29)	(30)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		3,740	54	149	203	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		4,100	3	(603)	(600)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,600	75	(11)	64	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		200	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		1,400	(2)	(206)	(208)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		3,510	(344)	(287)	(631)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		2,000	0	(99)	(99)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		2,000	0	(52)	(52)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		200	(1)	(13)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		900	(6)	(53)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		500	(2)	(27)	(29)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		200	(1)	(10)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		300	0	(8)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		1,800	1	(49)	(48)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		200	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		700	(3)	(33)	(36)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		100	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		3,490	(6)	(706)	(712)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		1,600	(1)	165	164	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		1,700	0	172	172	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		2,500	0	250	250	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		1,900	19	170	189	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		1,210	0	120	120	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		1,300	0	127	127	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		1,800	0	172	172	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		1,000	0	93	93	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		1,300	0	120	120	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	99

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.650%	Annual	07/10/2033	$	600	$(2)	$(30)	$(32)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		500	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		400	(1)	(17)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		700	(2)	(17)	(19)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		300	(1)	(2)	(3)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(2)	(1)	(3)	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,500	(80)	(8)	(88)	2	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		200	12	(93)	(81)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		2,200	144	(987)	(843)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		1,500	387	200	587	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,330	(76)	(220)	(296)	5	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		400	0	(58)	(58)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		400	0	(52)	(52)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		400	0	(55)	(55)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.291	Annual	10/10/2053		300	0	(37)	(37)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,100	147	(10)	137	0	(7)
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025	BRL	3,500	34	(85)	(51)	1	0
Pay(5)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	10,300	(31)	(60)	(91)	0	(32)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	2,100	45	(161)	(116)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(45)	(52)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,200	18	(459)	(441)	5	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		1,900	1	135	136	0	(4)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	10	(31)	(21)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(156)	(175)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(89)	(92)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(70)	(70)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(63)	(63)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(45)	(45)	1	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027	CNY	17,900	25	(43)	(18)	0	(1)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		8,600	(1)	(32)	(33)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		8,700	1	(21)	(20)	0	(1)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	8,567,770	(75)	(14)	(89)	0	(1)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	250	0	(4)	(4)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		16,600	(48)	12	(36)	0	(3)
Pay(5)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		8,500	(2)	(52)	(54)	0	(4)
Pay(5)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		8,200	(1)	(28)	(29)	0	(3)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		2,400	(21)	(43)	(64)	0	(4)
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(282)	(86)	0	(4)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(174)	(100)	0	(1)
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	86,290	1	(10)	(9)	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(90)	(95)	0	(3)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,800	(29)	527	498	13	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		700	(1)	(11)	(12)	0	(2)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		17,400	(29)	(171)	(200)	0	(57)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		6,700	49	(209)	(160)	0	(34)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		10,800	(187)	(238)	(425)	0	(58)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	2,700	(5)	(20)	(25)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		1,400	(3)	(10)	(13)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		4,000	(9)	(29)	(38)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		900	(3)	(4)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		800	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		800	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		1,400	(3)	(10)	(13)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		300	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		300	(1)	(10)	(11)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		26,900	(6)	29	23	0	(10)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		12,120	81	(117)	(36)	2	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(42)	(44)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(96)	(101)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(5)	(63)	(68)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(95)	(99)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(47)	(49)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		34,500	206	(272)	(66)	29	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		5,390	(56)	126	70	5	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,000	(4)	(3)	(7)	0	(7)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		44,650	(499)	(813)	(1,312)	0	(21)

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	0.450%	Annual	12/15/2035	EUR	300	$(19)	$115	$96	$0	$0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	(94)	(156)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	64	77	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	54	61	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		10,100	100	478	578	0	(32)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	23	9	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	35	20	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		3,500	0	(90)	(90)	0	(4)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(385)	(354)	3	0
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	40,700	(55)	(383)	(438)	20	0
Pay(5)	CAONREPO Index	4.600	Annual	08/30/2025		12,900	2	(25)	(23)	5	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		3,600	(71)	(133)	(204)	9	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,400	26	93	119	0	(9)

							$(367)	$(760)	$(1,127)	$236	$(513)

Total Swap Agreements							$1,046	$(894)	$152	$271	$(532)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$756	$272	$1,028		$(5)	$(732)	$(532)	$(1,269)

(l)

Securities with an aggregate market value of $3,028 and cash of $6,657 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024		$1,352	CNH	9,743	$0	$(4)

BOA	10/2023	CAD	5,175		$3,802	0	(8)
	10/2023	DKK	25,515		3,734	117	0
	10/2023		$77	CHF	71	0	0
	10/2023		3,671	DKK	25,924	4	0
	10/2023		277	MYR	1,295	0	(1)
	10/2023		1,073	NZD	1,799	6	0
	11/2023	CHF	70		$77	0	0
	11/2023	CLP	2,743		3	0	0
	11/2023	DKK	25,884		3,671	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	101

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023	MXN	4,060		$238	$6	$0
	11/2023	NZD	1,799		1,073	0	(6)
	11/2023		$26	PEN	95	0	(1)
	11/2023		747	ZAR	14,294	5	0
	12/2023	JPY	497,000		$3,456	96	0
	12/2023	KRW	597,689		450	6	0
	12/2023	PHP	8		0	0	0
	12/2023		$962	HKD	7,514	0	(1)
	12/2023		2,180	INR	181,495	0	(5)
	02/2024		6,920	CNY	48,908	0	(138)
	03/2024		1,825	CNH	13,213	5	(2)

BPS	10/2023	AUD	1,042		$670	0	0
	10/2023	BRL	2,953		590	2	0
	10/2023	CAD	483		357	1	0
	10/2023	DKK	27,796		4,063	123	0
	10/2023	EUR	456		486	4	0
	10/2023	KRW	1,192,423		900	18	0
	10/2023	TWD	54,216		1,700	15	0
	10/2023		$600	BRL	2,953	0	(12)
	10/2023		726	COP	2,894,008	0	(21)
	10/2023		52,307	EUR	49,359	0	(122)
	10/2023		647	GBP	526	0	(5)
	10/2023		1,050	IDR	16,126,484	0	(8)
	10/2023		1,200	INR	99,685	0	(1)
	10/2023		7,760	JPY	1,125,800	0	(226)
	10/2023		2,282	THB	81,334	0	(45)
	10/2023		103	ZAR	1,961	1	0
	11/2023	EUR	49,646		$52,674	121	0
	11/2023	KRW	134,960		100	0	0
	11/2023		$733	MXN	12,893	1	0
	12/2023	KRW	1,047,009		$789	12	0
	12/2023	MXN	1,411		79	0	(1)
	02/2024		$12,287	CNY	87,221	0	(192)
	03/2024	CNH	16,725		$2,320	7	0
	03/2024	IDR	3,276,430		214	3	0
	03/2024	TWD	6,292		200	2	0
	03/2024		$1,180	CNH	8,490	0	(5)
	03/2024		143	IDR	2,199,331	0	(1)

BRC	10/2023	JPY	980,000		$7,099	520	0
	10/2023	NZD	78		46	0	(1)
	11/2023	CAD	160		119	1	0
	11/2023	JPY	1,000,000		7,109	381	0
	12/2023		53,000		362	3	0
	01/2024		$1,485	PLN	6,495	0	(5)

CBK	10/2023	AUD	974		$629	2	0
	10/2023	NOK	1,841		171	0	(1)
	10/2023		$1	CLP	1,026	0	0
	10/2023		746	VND	18,011,432	0	(4)
	11/2023	ILS	2,954		$883	106	0
	11/2023		$422	CLP	361,969	0	(16)
	11/2023		171	NOK	1,839	1	0
	12/2023	JPY	230,000		$1,554	1	0
	12/2023	MXN	30		2	0	0
	12/2023		$151	ILS	572	0	0
	12/2023		1,674	MXN	29,129	0	(23)

DUB	10/2023		574	CZK	13,177	0	(3)
	10/2023		806	JPY	119,832	0	(4)
	10/2023		1,295	THB	46,049	0	(29)
	11/2023	JPY	119,264		$806	4	0
	11/2023		$548	RON	2,555	0	(5)
	12/2023	CLP	476,796		$533	0	(1)
	12/2023	KRW	398,499		301	5	0
	03/2024		$937	CNH	6,753	0	(3)

FAR	10/2023	BRL	2,958		$608	20	0
	10/2023		$591	BRL	2,958	0	(2)
	11/2023		608		2,971	0	(20)

GLM	10/2023	CAD	3,831		$2,831	11	0
	10/2023	MXN	9,565		549	1	(1)

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023		$366	MXN	6,304	$0	$(4)
	10/2023		0	MYR	1	0	0
	11/2023		3,755	BRL	18,828	0	(25)
	12/2023	MXN	22,814		$1,315	22	0
	12/2023		$337	MXN	5,863	0	(4)
	03/2024	CNH	10,170		$1,408	1	0
	03/2024		$544	CNH	3,922	0	(1)
	03/2024		192	IDR	2,949,319	0	(2)

JPM	10/2023	CAD	161		$120	1	0
	10/2023	NOK	12,408		1,151	0	(9)
	10/2023		$2,557	CNY	18,383	2	0
	10/2023		3,871	DKK	27,379	10	0
	10/2023		4,685	MXN	82,267	25	0
	11/2023	DKK	27,336		$3,871	0	(10)
	11/2023	MXN	424		25	1	0
	11/2023		$1,151	NOK	12,398	9	0
	11/2023		145	ZAR	2,776	1	0
	12/2023		3,067	INR	255,850	3	(3)
	12/2023		1,363	SGD	1,849	0	(5)
	12/2023		47	TWD	1,476	0	(1)
	02/2024	CNY	18,302		$2,557	20	0
	03/2024		$144	IDR	2,235,787	0	0
	10/2024	JPY	140,000		$1,132	139	0

MBC	10/2023	EUR	49,069		53,052	1,174	0
	10/2023	GBP	12,039		15,145	456	0
	10/2023	HUF	3,283		9	0	0
	10/2023	JPY	1,238,294		8,868	554	0
	10/2023		$7,018	CAD	9,490	0	(31)
	10/2023		534	EUR	503	0	(3)
	10/2023		656	NZD	1,110	9	0
	10/2023		258	THB	9,283	0	(3)
	11/2023	CAD	9,486		$7,018	31	0
	11/2023		$274	ZAR	5,264	3	0
	12/2023		221	ILS	841	1	0
	12/2023		144	KRW	193,127	0	(1)
	01/2024		261	HUF	95,694	0	(5)
	03/2024	TWD	627		$20	0	0
	10/2024	JPY	860,000		6,897	798	0

MYI	10/2023	AUD	414		267	1	0
	10/2023		$2,048	AUD	3,193	5	0
	10/2023		257	CAD	348	0	(1)
	10/2023		1	MYR	3	0	0
	11/2023	AUD	3,193		$2,050	0	(5)
	12/2023	KRW	1,748,854		1,318	20	0
	12/2023		$598	PHP	34,144	5	0
	12/2023		24	TWD	750	0	(1)
	02/2024		7,213	CNY	51,070	0	(131)
	03/2024		1,227	CNH	8,847	0	(3)
	03/2024		1,702	IDR	26,189,238	0	(14)

NGF	10/2023	THB	38,059		$1,036	0	(11)
	10/2023		$2,950	JPY	438,466	0	(16)
	11/2023	JPY	436,390		$2,950	15	0
	12/2023		$1,376	INR	113,546	0	(15)
	03/2024	TWD	7,513		$239	3	0

SCX	10/2023	NZD	2,831		1,669	0	(28)
	10/2023		$2,557	CNY	18,430	0	(3)
	10/2023		311	KZT	141,755	0	(17)
	10/2023		386	MYR	1,802	0	(1)
	11/2023		259	BRL	1,301	0	(1)
	12/2023	PHP	30		$1	0	0
	12/2023		$3,133	INR	261,071	0	(4)
	12/2023		0	KRW	314	0	0
	12/2023		25	TWD	790	0	0
	02/2024	CNY	18,351		$2,557	13	0
	02/2024		$17	CNY	122	0	0
	03/2024		1,165	CNH	8,436	1	0
	03/2024		126	IDR	1,924,687	0	(2)

SOG	03/2024	TWD	6,691		$212	2	0

SSB	10/2023		$1,345	NOK	14,248	0	(13)

TOR	10/2023	JPY	1,332,972		$9,132	212	0
	10/2023		$13,986	GBP	11,513	61	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	103

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023		$489	JPY	72,948	$0	$(1)
	11/2023	GBP	11,513		$13,988	0	(61)
	11/2023	JPY	72,600		489	1	0
	11/2023		$231	MXN	4,007	0	(2)
	12/2023		1,880	INR	156,970	2	0
	03/2024		565	CNH	4,080	0	(1)

UAG	10/2023	AUD	2,061		$1,324	2	(2)
	10/2023	CHF	71		81	3	0
	10/2023	EUR	337		354	0	(2)
	10/2023	JPY	179,261		1,234	35	0
	10/2023		$722	AUD	1,125	1	0
	10/2023		1	CZK	13	0	0
	11/2023	AUD	1,125		$723	0	(1)
	11/2023		$355	EUR	337	2	0
	12/2023	KRW	417,055		$315	5	0

Total Forward Foreign Currency Contracts						$5,260	$(1,370)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	941	$10	$8

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	5,600	$11	$23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	1,200	34	195

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	4,300	12	18
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	8,200	12	11
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	8,000	13	10
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	9,400	12	12
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	8,800	12	12
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	22,300	55	95

							$161	$376

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	600	$45	$291

Total Purchased Options						$216	$675

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	941	$(5)	$(1)
	Put - OTC USD versus MXN		16.600	12/08/2023	941	(3)	(2)

						$(8)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	10,200	(33)	(286)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	5,600	(6)	(12)

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	700	(2)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	100	0	(1)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(46)	(269)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	300	(1)	(3)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(3)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	4,300	(7)	(9)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	400	(3)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(3)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	400	(3)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	400	(3)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	400	(3)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	600	(2)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	600	(2)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	700	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	700	(2)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	900	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	900	(7)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	400	(3)	(9)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	300	(1)	(3)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(2)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	300	(1)	(3)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	500	(3)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	500	(3)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	500	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	500	(4)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	22,300	(28)	(47)

							$(277)	$(863)

Total Written Options							$(285)	$(866)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	105

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$400	$(10)	$14	$4	$0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	100	(9)	6	0	(3)

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	200	(5)	7	2	0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	400	(10)	14	4	0

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	300	(11)	4	0	(7)

							$(45)	$45	$10	$(10)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 2,700	$	2,034	$13	$(9)	$4	$0

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800		1,932	1	4	5	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700		1,863	(10)	4	0	(6)

								$4	$(1)	$9	$(6)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	21,660	$75	$5	$80	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		8,030	51	7	58	0

JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

								$126	$12	$138	$0

Total Swap Agreements								$85	$56	$157	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$4	$4	$(4)	$0	$0	$(4)	$0	$0	$0
BOA	245	218	4	467	(166)	(309)	0	(475)	(8)	0	(8)
BPS	310	291	0	601	(639)	(281)	(3)	(923)	(322)	264	(58)
BRC	905	0	2	907	(6)	(1)	0	(7)	900	(790)	110
CBK	110	0	9	119	(44)	(3)	0	(47)	72	0	72
DUB	9	26	0	35	(45)	(22)	0	(67)	(32)	0	(32)
FAR	20	11	0	31	(22)	(15)	0	(37)	(6)	0	(6)
GLM	35	10	0	45	(37)	(131)	(6)	(174)	(129)	291	162
GST	0	0	138	138	0	0	0	0	138	0	138
JPM	211	12	0	223	(28)	(2)	(7)	(37)	186	0	186
MBC	3,026	0	0	3,026	(43)	0	0	(43)	2,983	(3,240)	(257)
MYC	0	12	0	12	0	(10)	0	(10)	2	0	2
MYI	31	0	0	31	(155)	0	0	(155)	(124)	264	140
NGF	18	95	0	113	(42)	(92)	0	(134)	(21)	0	(21)
SCX	14	0	0	14	(56)	0	0	(56)	(42)	206	164

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
SOG	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
SSB	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
TOR	276	0	0	276	(65)	0	0	(65)	211	0	211
UAG	48	0	0	48	(5)	0	0	(5)	43	0	43

Total Over the Counter	$5,260	$675	$157	$6,092	$(1,370)	$(866)	$(16)	$(2,252)

(n)

Securities with an aggregate market value of $1,025 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$756	$756
Swap Agreements	0	36	0	0	236	272

	$0	$36	$0	$0	$992	$1,028

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,260	$0	$5,260
Purchased Options	0	0	0	8	667	675
Swap Agreements	0	10	0	9	138	157

	$0	$10	$0	$5,277	$805	$6,092

	$0	$46	$0	$5,277	$1,797	$7,120

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	732	732
Swap Agreements	0	19	0	0	513	532

	$0	$19	$0	$0	$1,250	$1,269

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,370	$0	$1,370
Written Options	0	0	0	3	863	866
Swap Agreements	0	10	0	6	0	16

	$0	$10	$0	$1,379	$863	$2,252

	$0	$29	$0	$1,379	$2,113	$3,521

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	107

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	2,118	2,118
Swap Agreements	0	(258)	0	0	(1,254)	(1,512)

	$0	$(258)	$0	$0	$901	$643

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$184	$0	$184
Written Options	0	0	0	0	150	150
Swap Agreements	0	148	0	0	110	258

	$0	$148	$0	$184	$260	$592

	$0	$(110)	$0	$184	$1,161	$1,235

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)	$(5)
Futures	0	0	0	0	3,265	3,265
Swap Agreements	0	76	0	0	(1,629)	(1,553)

	$0	$76	$0	$0	$1,631	$1,707

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,344	$0	$4,344
Purchased Options	0	0	0	(2)	196	194
Written Options	0	0	0	5	(193)	(188)
Swap Agreements	0	(133)	0	4	(26)	(155)

	$0	$(133)	$0	$4,351	$(23)	$4,195

	$0	$(57)	$0	$4,351	$1,608	$5,902

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$19	$0	$19
Australia
Non-Agency Mortgage-Backed Securities	0	33	0	33
Sovereign Issues	0	4,439	0	4,439
Brazil
Corporate Bonds & Notes	0	1,804	0	1,804
Bulgaria
Sovereign Issues	0	1,433	0	1,433
Canada
Corporate Bonds & Notes	0	420	0	420
Sovereign Issues	0	1,719	0	1,719
Cayman Islands
Asset-Backed Securities	0	17,450	0	17,450
Corporate Bonds & Notes	0	874	0	874
Sovereign Issues	0	301	0	301
Chile
Corporate Bonds & Notes	0	1,056	0	1,056
Sovereign Issues	0	663	0	663
China
Sovereign Issues	0	171	0	171
Colombia
Sovereign Issues	0	1,216	0	1,216
Czech Republic
Sovereign Issues	0	227	0	227
Denmark
Corporate Bonds & Notes	0	7,333	0	7,333
Dominican Republic
Sovereign Issues	0	813	0	813

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
France
Corporate Bonds & Notes	$0	$3,358	$0	$3,358
Sovereign Issues	0	2,840	0	2,840
Germany
Corporate Bonds & Notes	0	4,865	0	4,865
Guatemala
Sovereign Issues	0	183	0	183
Hungary
Sovereign Issues	0	2,737	0	2,737
Indonesia
Corporate Bonds & Notes	0	671	0	671
Sovereign Issues	0	1,339	0	1,339
Ireland
Asset-Backed Securities	0	4,099	0	4,099
Corporate Bonds & Notes	0	526	0	526
Israel
Sovereign Issues	0	2,041	0	2,041
Italy
Corporate Bonds & Notes	0	1,829	0	1,829
Sovereign Issues	0	20,544	0	20,544
Ivory Coast
Sovereign Issues	0	1,412	0	1,412
Japan
Corporate Bonds & Notes	0	968	0	968
Sovereign Issues	0	15,089	0	15,089
Kazakhstan
Corporate Bonds & Notes	0	994	0	994
Luxembourg
Common Stocks	0	0	1,331	1,331
Corporate Bonds & Notes	0	2,114	0	2,114

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Malaysia
Corporate Bonds & Notes	$0	$322	$0	$322
Mexico
Sovereign Issues	0	160	0	160
Multinational
Corporate Bonds & Notes	0	285	0	285
Netherlands
Corporate Bonds & Notes	0	1,184	0	1,184
Non-Agency Mortgage-Backed Securities	0	133	0	133
New Zealand
Sovereign Issues	0	229	0	229
Norway
Sovereign Issues	0	235	0	235
Peru
Corporate Bonds & Notes	0	306	0	306
Philippines
Sovereign Issues	0	341	0	341
Poland
Sovereign Issues	0	2,389	0	2,389
Qatar
Corporate Bonds & Notes	0	161	0	161
Republic of Korea
Sovereign Issues	0	749	0	749
Romania
Sovereign Issues	0	3,011	0	3,011
Russia
Sovereign Issues	0	108	0	108
Saudi Arabia
Corporate Bonds & Notes	0	813	0	813
Sovereign Issues	0	1,970	0	1,970
Serbia
Sovereign Issues	0	2,033	0	2,033
South Africa
Sovereign Issues	0	135	0	135
South Korea
Sovereign Issues	0	6,259	0	6,259
Spain
Corporate Bonds & Notes	0	580	0	580
Sovereign Issues	0	1,426	0	1,426
Supranational
Corporate Bonds & Notes	0	2,005	0	2,005
Switzerland
Corporate Bonds & Notes	0	3,759	0	3,759
United Arab Emirates
Corporate Bonds & Notes	0	200	0	200
United Kingdom
Corporate Bonds & Notes	0	5,795	0	5,795
Non-Agency Mortgage-Backed Securities	0	6,666	0	6,666
Sovereign Issues	0	6,807	0	6,807

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
United States
Asset-Backed Securities	$0	$8,235	$13	$8,248
Corporate Bonds & Notes	0	9,477	0	9,477
Loan Participations and Assignments	0	213	0	213
Municipal Bonds & Notes	0	281	0	281
Non-Agency Mortgage-Backed Securities	500	20,803	420	21,723
U.S. Government Agencies	0	118,701	0	118,701
U.S. Treasury Obligations	0	35,079	0	35,079
Short-Term Instruments
Commercial Paper	0	1,396	0	1,396
Repurchase Agreements	0	1,886	0	1,886
Argentina Treasury Bills	0	25	0	25
Hungary Treasury Bills	0	2,940	0	2,940
Japan Treasury Bills	0	25,099	0	25,099

	$500	$377,776	$1,764	$380,040

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,201	$0	$0	$15,201

Total Investments	$15,701	$377,776	$1,764	$395,241

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(31,692)	$0	$(31,692)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	739	288	0	1,027
Over the counter	0	6,092	0	6,092

	$739	$6,380	$0	$7,119

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(648)	(621)	0	(1,269)
Over the counter	0	(2,252)	0	(2,252)

	$(648)	$(2,873)	$0	$(3,521)

Total Financial Derivative Instruments	$91	$3,507	$0	$3,598

Totals	$15,792	$349,591	$1,764	$367,147

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	109

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$184	$46
3.625% due 07/09/2035 þ		122	29

Total Argentina (Cost $150)			75

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 0.6%

Australia & New Zealand Banking Group Ltd.
4.675% due 06/15/2026		$3,600	3,536

Commonwealth Bank of Australia
5.071% due 09/14/2028		2,600	2,580

			6,116

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

RESIMAC Bastille Trust
6.373% due 09/05/2057 •		113	113

SOVEREIGN ISSUES 1.3%

Australia Government International Bond
0.500% due 09/21/2026	AUD	16,700	9,674
1.000% due 11/21/2031		1,500	742
1.250% due 05/21/2032		200	100
1.750% due 06/21/2051		250	85
2.500% due 05/21/2030		2,300	1,328
4.500% due 04/21/2033		600	387

			12,316

Total Australia (Cost $21,810)			18,545

BRAZIL 0.3%

SOVEREIGN ISSUES 0.3%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	15,000	2,901

Total Brazil (Cost $2,973)			2,901

CANADA 1.4%

CORPORATE BONDS & NOTES 1.4%

Canadian Imperial Bank of Commerce
4.493% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,033

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,064

Royal Bank of Canada
4.870% (BBSW3M + 0.730%) due 06/30/2026 ~	AUD	3,500	2,250

Toronto-Dominion Bank
4.701% due 06/05/2026		$4,800	4,718
5.097% (BBSW3M + 0.970%) due 09/15/2028 ~	AUD	6,300	4,053

			14,118

SOVEREIGN ISSUES 0.0%

Canada Government Real Return Bond
1.500% due 12/01/2044 (g)	CAD	547	356

Total Canada (Cost $15,081)			14,474

CAYMAN ISLANDS 5.2%

ASSET-BACKED SECURITIES 4.8%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		$2,100	2,092

Apidos CLO
6.472% due 07/18/2029 •		2,001	1,998
6.500% due 07/17/2030 •		2,053	2,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		$2,300	$2,275

Ares CLO Ltd.
6.622% due 04/18/2031 •		2,200	2,190

Bain Capital Credit CLO Ltd.
6.558% due 07/20/2030 •		1,673	1,670

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		2,090	2,082

CIFC Funding Ltd.
6.557% due 10/24/2030 •		1,965	1,963

Dryden CLO Ltd.
6.706% due 05/15/2032 •		2,300	2,291

Elevation CLO Ltd.
6.563% due 10/25/2030 •		1,881	1,877

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		219	219
6.660% due 07/15/2031 •		1,500	1,496

GPMT Ltd.
6.695% due 07/16/2035 •		1,186	1,168
6.788% due 12/15/2036 •		2,400	2,327

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •		2,200	2,201

KKR CLO Ltd.
6.512% due 07/18/2030 •		789	789

LCM LP
6.452% due 07/19/2027 •		1,025	1,025

MF1 Ltd.
6.525% due 10/16/2036 •		2,200	2,162

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •		304	301

MidOcean Credit CLO
6.661% due 01/29/2030 •		971	972

Newark BSL CLO Ltd.
6.583% due 07/25/2030 •		695	694

OZLM Ltd.
6.688% due 10/20/2031 •		2,100	2,096

Sound Point CLO Ltd.
6.568% due 10/20/2030 •		1,998	1,992
6.593% due 07/25/2030 •		1,659	1,655

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		2,200	2,150

Venture CLO Ltd.
6.450% due 04/15/2027 •		155	155
6.616% due 09/07/2030 •		1,934	1,929
6.688% due 01/20/2029 •		1,454	1,453

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		397	397
6.628% due 09/15/2030 •		1,496	1,495

			47,162

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,726	1,458

Sands China Ltd.
5.375% due 08/08/2025		400	388
5.650% due 08/08/2028		800	754

			2,600

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		500	501

Total Cayman Islands (Cost $50,831)			50,263

DENMARK 9.1%

CORPORATE BONDS & NOTES 9.1%

Danske Bank AS
6.259% due 09/22/2026 •		$1,800	1,800

DLR Kredit AS
1.000% due 10/01/2024	DKK	9,600	1,325

Jyske Realkredit AS
1.000% due 10/01/2023		70,000	9,923
1.000% due 01/01/2024		63,400	8,930

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 04/01/2024	DKK	12,900	$1,805
1.000% due 10/01/2024		50,000	6,903
1.000% due 10/01/2050		37,610	3,548

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		56,000	7,834
1.000% due 10/01/2024		53,800	7,427
1.000% due 10/01/2050		36,220	3,379
1.500% due 10/01/2053		1,527	160

Nykredit Realkredit AS
1.000% due 04/01/2024		24,900	3,483
1.000% due 10/01/2050		85,135	8,374
1.000% due 10/01/2053		3,589	353
1.500% due 10/01/2053		8,855	924
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		138,500	19,633

Realkredit Danmark AS
1.000% due 04/01/2024		11,800	1,652
1.000% due 10/01/2050		23,174	2,310
1.500% due 10/01/2053		1,621	169

Total Denmark (Cost $102,083)			89,932

FRANCE 1.8%

CORPORATE BONDS & NOTES 0.5%

Credit Agricole SA
6.316% due 10/03/2029 •(b)		$1,800	1,801

Societe Generale SA
2.226% due 01/21/2026 •		1,700	1,601
2.797% due 01/19/2028 •		1,200	1,067

			4,469

SOVEREIGN ISSUES 1.3%

France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,021
1.500% due 05/25/2050		4,500	2,935
2.000% due 05/25/2048		6,800	5,133
3.250% due 05/25/2045		2,100	2,045

			13,134

Total France (Cost $28,564)			17,603

GERMANY 1.1%

CORPORATE BONDS & NOTES 1.1%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,088
2.129% due 11/24/2026 •(h)		$400	362
2.625% due 02/12/2026	EUR	1,600	1,619
3.547% due 09/18/2031 •		$1,400	1,130
3.700% due 05/30/2024		1,100	1,078
3.729% due 01/14/2032 •(h)		1,000	745
3.961% due 11/26/2025 •		1,700	1,643

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		1,100	1,022

Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,400	836

Total Germany (Cost $12,422)			10,523

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bond
6.250% due 09/22/2032		$1,100	1,075

Total Hungary (Cost $1,096)			1,075

IRELAND 0.9%

ASSET-BACKED SECURITIES 0.6%

Accunia European CLO DAC
4.613% due 07/15/2030 •	EUR	550	578

Cairn CLO DAC
4.384% due 01/31/2030 •		1,187	1,241

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •		700	728

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO DAC
4.323% due 04/15/2033 •	EUR	797	$822

Jubilee CLO DAC
4.645% due 12/15/2029 •		330	348

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •		554	583

Marlay Park CLO DAC
4.403% due 10/15/2030 •		1,723	1,803

			6,103

CORPORATE BONDS & NOTES 0.1%

AerCap Ireland Capital DAC
1.150% due 10/29/2023		$450	448
1.750% due 10/29/2024		500	477
3.000% due 10/29/2028		550	472

			1,397

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Shamrock Residential DAC
4.719% due 01/24/2061 •	EUR	1,662	1,747

Total Ireland (Cost $10,038)			9,247

ISRAEL 0.1%

SOVEREIGN ISSUES 0.1%

Israel Government International Bond
2.000% due 03/31/2027	ILS	2,700	655
4.500% due 01/17/2033		$600	562

Total Israel (Cost $1,422)			1,217

ITALY 0.6%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,144
2.625% due 04/28/2025		800	794

UniCredit SpA
7.830% due 12/04/2023		$1,900	1,902

			3,840

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		1,400	1,374

Italy Government International Bond
6.000% due 08/04/2028	GBP	600	738

			2,112

Total Italy (Cost $6,569)			5,952

JAPAN 5.1%

CORPORATE BONDS & NOTES 0.3%

Nomura Holdings, Inc.
2.329% due 01/22/2027		$600	528

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		2,600	2,566

			3,094

SOVEREIGN ISSUES 4.8%

Development Bank of Japan, Inc.
1.750% due 08/28/2024		2,200	2,122

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		4,300	3,919

Japan Government International Bond
0.005% due 03/01/2024	JPY	780,000	5,223
0.005% due 04/01/2024		870,000	5,826
0.005% due 05/01/2024		390,000	2,611
0.005% due 10/01/2024		1,680,000	11,250
0.100% due 03/10/2028 (g)		1,144,471	8,076
0.500% due 03/20/2049		977,000	5,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.700% due 12/20/2048	JPY	247,000	$1,351
0.700% due 06/20/2051		30,000	159
1.300% due 06/20/2052		50,000	308

Tokyo Metropolitan Government
0.750% due 07/16/2025		$1,200	1,102

			47,001

Total Japan (Cost $61,014)			50,095

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Saranac CLO Ltd.
6.807% due 08/13/2031 •		$2,200	2,194

Total Jersey, Channel Islands (Cost $2,200)			2,194

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
4.550% due 04/21/2050		$300	245
4.800% due 04/21/2060		300	249

Total Malaysia (Cost $600)			494

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$500	386

Total Mexico (Cost $465)			386

MULTINATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Preferred Term Securities Ltd.
5.971% (US0003M + 0.300%) due 09/22/2037 ~		$739	621

Total Multinational (Cost $571)			621

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Cooperatieve Rabobank UA
5.500% due 10/05/2026 (b)		$2,600	2,593

ING Groep NV
4.100% due 10/02/2023		800	800
6.533% (US0003M + 1.000%) due 10/02/2023 ~		800	800

Total Netherlands (Cost $4,193)			4,193

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,294

Total Norway (Cost $1,601)			1,294

POLAND 0.2%

SOVEREIGN ISSUES 0.2%

Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,331
4.250% due 02/14/2043		400	392
4.875% due 10/04/2033		$300	280
5.500% due 04/04/2053		200	182

Total Poland (Cost $2,317)			2,185

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	241

Total Qatar (Cost $297)			241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPUBLIC OF KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Korea Government International Bond
3.250% due 06/10/2033	KRW	2,660,100	$1,851

Total Republic of Korea (Cost $1,970)			1,851

ROMANIA 0.6%

SOVEREIGN ISSUES 0.6%

Romania Government International Bond
1.750% due 07/13/2030	EUR	800	641
2.000% due 04/14/2033		800	584
2.125% due 03/07/2028		600	551
2.750% due 04/14/2041		400	249
2.875% due 04/13/2042		1,000	624
6.625% due 09/27/2029		2,600	2,831

Total Romania (Cost $6,828)			5,480

SAUDI ARABIA 0.5%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	161

SOVEREIGN ISSUES 0.5%

Saudi Government International Bond
3.250% due 10/22/2030		200	176
4.750% due 01/18/2028		2,400	2,347
4.875% due 07/18/2033		2,700	2,571

			5,094

Total Saudi Arabia (Cost $5,424)			5,255

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	578
2.050% due 09/23/2036		600	377

Total Serbia (Cost $1,499)			955

SOUTH KOREA 1.3%

SOVEREIGN ISSUES 1.3%

Korea Government International Bond
2.000% due 06/10/2031	KRW	11,205,620	7,200
2.375% due 12/10/2028		1,978,170	1,357
2.625% due 06/10/2028		2,123,850	1,483
3.250% due 03/10/2028		2,112,580	1,524
4.250% due 12/10/2032		1,563,670	1,179

Total South Korea (Cost $13,630)			12,743

SPAIN 0.7%

CORPORATE BONDS & NOTES 0.4%

Banco Santander SA
1.849% due 03/25/2026		$200	180

CaixaBank SA
6.208% due 01/18/2029 •		3,500	3,427

			3,607

SOVEREIGN ISSUES 0.3%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	301

Spain Government International Bond
3.450% due 07/30/2066		3,600	3,032

			3,333

Total Spain (Cost $10,343)			6,940

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	111

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	$1,078

Total Supranational (Cost $1,328)			1,078

SWITZERLAND 1.1%

CORPORATE BONDS & NOTES 1.1%

Credit Suisse AG
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~		$1,300	1,297

UBS Group AG
3.091% due 05/14/2032 •		1,100	870
6.246% due 09/22/2029 •		2,600	2,574
6.373% due 07/15/2026 •		1,200	1,196
6.537% due 08/12/2033 •		3,350	3,313
7.750% due 03/01/2029 •	EUR	1,000	1,169

Total Switzerland (Cost $10,289)			10,419

UNITED KINGDOM 4.0%

CORPORATE BONDS & NOTES 2.1%

Barclays PLC
4.375% due 01/12/2026		$300	288
6.224% due 05/09/2034 •		1,300	1,232

Haleon U.K. Capital PLC
3.125% due 03/24/2025		800	769

HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,672
4.041% due 03/13/2028 •		900	833
4.292% due 09/12/2026 •		2,200	2,115
7.052% (TSFR3M + 1.642%) due 09/12/2026 ~		2,200	2,220

Lloyds Bank Corporate Markets PLC
1.750% due 07/11/2024	GBP	1,200	1,417

NatWest Group PLC
5.076% due 01/27/2030 •		$1,700	1,586

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		2,100	2,096
6.534% due 01/10/2029 •		2,300	2,280

Standard Chartered PLC
1.822% due 11/23/2025 •		1,800	1,702
2.608% due 01/12/2028 •		900	797
2.678% due 06/29/2032 •		2,100	1,611

			20,618

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	458	543

Eurosail PLC
6.288% due 06/13/2045 •		388	468

Newgate Funding PLC
6.581% due 12/15/2050 •		297	347
6.831% due 12/15/2050 •		148	167

Resloc U.K. PLC
5.498% due 12/15/2043 •		866	1,021

Ripon Mortgages PLC
5.919% due 08/28/2056 •		4,999	6,078

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •		2,923	3,569

Towd Point Mortgage Funding
6.304% due 10/20/2051 •		918	1,121
6.509% due 07/20/2045 •		2,437	2,974

			16,288

SOVEREIGN ISSUES 0.2%

United Kingdom Gilt
1.250% due 07/31/2051		3,300	1,832

Total United Kingdom (Cost $43,168)			38,738

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 47.7%

ASSET-BACKED SECURITIES 5.4%

ACE Securities Corp. Home Equity Loan Trust
6.334% due 08/25/2035 •	$1,381	$1,323

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •	2	2

AMRESCO Residential Securities Corp. Mortgage Loan Trust
6.374% due 06/25/2029 •	7	6

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.194% due 02/25/2036 •	866	656

Citigroup Mortgage Loan Trust
5.614% due 01/25/2037 •	1,721	1,191
5.754% due 12/25/2036 •	398	223
5.954% due 03/25/2036 •	818	730
6.424% due 07/25/2035 •	2,400	2,210

Countrywide Asset-Backed Certificates Trust
5.574% due 06/25/2037 •	430	393
5.574% due 06/25/2047 ^•	452	398
5.694% due 12/25/2036 ^•	576	516
5.834% due 06/25/2037 ^•	1,349	1,304
5.934% due 02/25/2036 •	329	320
6.174% due 08/25/2047 •	255	242

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •	1	1

First Franklin Mortgage Loan Trust
5.549% due 07/25/2036 •	877	811
6.379% due 03/25/2035 •	715	697

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •	2,200	2,137

GSAMP Trust
3.422% due 11/25/2034 •	250	237
5.914% due 09/25/2036 •	3,294	1,165
5.934% due 05/25/2046 •	1,985	1,833
5.954% due 02/25/2046 •	51	48

LCCM Trust
6.897% due 11/15/2038 •	2,300	2,281

MASTR Asset-Backed Securities Trust
5.914% due 06/25/2036 •	3,046	1,120
6.184% due 10/25/2035 ^•	753	688

MASTR Specialized Loan Trust
5.804% due 01/25/2037 •	894	366

Merrill Lynch Mortgage Investors Trust
6.094% due 07/25/2036 •	3,548	3,252
6.154% due 05/25/2036 •	11	10

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •	1,705	758
5.574% due 05/25/2037 •	1,346	993
5.684% due 07/25/2036 •	149	128
5.914% due 06/25/2036 •	1,323	691
6.364% due 02/25/2035 •	2,866	2,593
6.394% due 09/25/2034 •	1,180	1,140

Morgan Stanley Home Equity Loan Trust
5.664% due 04/25/2037 •	1,226	636

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 ^þ	1,650	368

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.869% due 03/25/2036 •	675	661

NovaStar Mortgage Funding Trust
5.564% due 03/25/2037 •	1,035	638
5.974% due 05/25/2036 •	2,800	2,583

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	545	183
5.731% due 11/25/2036 þ	1,934	717

Residential Asset Securities Corp. Trust
5.684% due 11/25/2036 ^•	4,404	3,795

Saxon Asset Securities Trust
5.744% due 09/25/2037 •	912	859

SMB Private Education Loan Trust
1.290% due 07/15/2053	732	651
6.547% due 07/15/2053 •	203	202
6.763% due 02/16/2055 •	1,455	1,446

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.934% due 11/25/2036 •		$1,760	$1,618
5.994% due 05/25/2036 •		503	481
6.384% due 10/25/2037 •		1,273	924

Specialty Underwriting & Residential Finance Trust
5.734% due 06/25/2037 •		338	195

Structured Asset Investment Loan Trust
5.607% due 07/25/2036 •		958	563
6.114% due 01/25/2033 •		572	556
6.334% due 09/25/2034 •		49	47

Structured Asset Securities Corp.
4.458% due 02/25/2035 •		2,640	2,593

Terwin Mortgage Trust
6.374% due 11/25/2033 •		25	22

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		500	491

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		2,400	2,348

			53,040

CORPORATE BONDS & NOTES 2.5%

AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	105

Bayer U.S. Finance LLC
4.250% due 12/15/2025		$400	385
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~		800	800

British Airways Pass-Through Trust
3.350% due 12/15/2030		1,738	1,547

Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,714
5.125% due 07/01/2049		400	292
6.384% due 10/23/2035		500	466

Citibank NA
5.864% due 09/29/2025		2,000	2,002

Citigroup, Inc.
3.290% due 03/17/2026 •(h)		1,300	1,245

Credit Suisse AG AT1 Claim ^		1,700	179

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	151

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,100	1,033
2.748% due 06/14/2024	GBP	500	591
3.375% due 11/13/2025		$1,000	929
3.815% due 11/02/2027		400	357
4.687% due 06/09/2025		600	577
5.125% due 06/16/2025		600	581

GA Global Funding Trust
2.250% due 01/06/2027		600	526

GLP Capital LP
5.300% due 01/15/2029		700	650

Goldman Sachs Group, Inc.
6.021% (SOFRRATE + 0.700%) due 01/24/2025 ~		3,200	3,190

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,500	2,427

Morgan Stanley
5.164% due 04/20/2029 •		2,300	2,214

Organon & Co.
2.875% due 04/30/2028	EUR	500	456

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	86
3.500% due 06/15/2025		300	285
4.000% due 12/01/2046		100	64
4.250% due 03/15/2046		100	66
4.300% due 03/15/2045		100	68
4.550% due 07/01/2030		500	442

Principal Life Global Funding
1.375% due 01/10/2025		500	472

Southern California Edison Co.
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~		400	400

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Co. Gas Capital Corp.
2.450% due 10/01/2023	$100	$100

		24,400

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

CenturyLink, Inc.
7.681% due 03/15/2027	667	478

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027	1,208	1,208

Hilton Worldwide Finance LLC
7.170% due 06/22/2026	571	572

		2,258

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.958% due 06/01/2025	900	843

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	379	404

		1,247

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%

American Home Mortgage Assets Trust
5.624% due 05/25/2046 ^•	85	70

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	951	660

Banc of America Mortgage Trust
4.587% due 06/25/2035 ~	28	23

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,860	1,482

BCAP LLC Trust
4.514% due 01/26/2047 •	9	8

Bear Stearns Adjustable Rate Mortgage Trust
3.881% due 05/25/2047 ^~	55	49
3.987% due 09/25/2034 ~	22	20
4.094% due 05/25/2034 «~	3	2
4.338% due 08/25/2033 «~	2	2
4.903% due 11/25/2034 «~	1	1
4.996% due 05/25/2034 «~	4	3
5.027% due 10/25/2033 «~	1	1

Bear Stearns ALT-A Trust
4.162% due 11/25/2035 ^~	140	108
4.216% due 08/25/2036 ^~	86	43
4.398% due 05/25/2035 ~	4	4
5.754% due 02/25/2034 •	18	16

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~	27	20

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~	1,100	931

Chase Mortgage Finance Trust
4.526% due 07/25/2037 ~	38	30

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.584% due 01/25/2036 •	534	472

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,461	1,110
4.510% due 09/25/2037 ^~	62	55
5.201% due 08/25/2035 ^~	371	340
5.709% due 08/25/2036 •	5,194	2,159

Countrywide Alternative Loan Trust
3.843% due 11/25/2035 ^~	72	63
3.964% due 02/25/2037 ^~	16	14
5.250% due 06/25/2035 ^	7	5
5.649% due 07/20/2046 ^•	81	64
5.784% due 05/25/2037 ^•	78	23
5.854% due 07/25/2046 ^•	766	621
5.876% due 11/25/2047 ^•	355	286
5.994% due 02/25/2037 •	120	98
6.094% due 09/25/2035 •	359	275
6.126% due 11/25/2035 •	16	14
6.250% due 12/25/2036	2,213	952
6.250% due 08/25/2037 ^	17	9
6.500% due 06/25/2036 ^	39	18
6.666% due 11/25/2035 •	6	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.834% due 04/25/2046 •	$144	$133
5.974% due 04/25/2046 •	3,245	915
6.000% due 07/25/2036	732	382
6.194% due 09/25/2034 «•	8	7

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •	34	32

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.079% due 04/25/2037 ^þ	132	35

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	324	246

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.574% due 07/25/2047 •	268	243

Extended Stay America Trust
6.526% due 07/15/2038 •	1,996	1,981

GreenPoint Mortgage Funding Trust
5.974% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	421	320
2.500% due 08/25/2052 ~	1,981	1,507
3.000% due 08/26/2052 ~	2,448	1,943
3.000% due 09/25/2052 ~	4,009	3,183

GSC Capital Corp. Mortgage Trust
5.794% due 05/25/2036 ^•	906	842

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •	1,534	1,241

GSR Mortgage Loan Trust
4.244% due 06/25/2034 ~	5	5
4.796% due 01/25/2035 ~	6	5
6.780% due 03/25/2033 «•	1	1

HarborView Mortgage Loan Trust
5.476% due 12/19/2036 ^•	46	39
6.119% due 06/20/2035 •	11	10

Impac CMB Trust
6.154% due 10/25/2034 «•	138	126
6.434% due 07/25/2033 «•	1	1

IndyMac INDX Mortgage Loan Trust
3.755% due 09/25/2035 ^~	34	30

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,657	2,913
3.000% due 03/25/2052 ~	3,545	2,814
3.000% due 04/25/2052 ~	3,568	2,841
3.000% due 05/25/2052 ~	4,764	3,794
4.027% due 11/25/2033 «~	2	2
5.144% due 10/25/2035 «~	5	5
6.000% due 06/25/2037	1,415	575

Lehman XS Trust
5.844% due 08/25/2046 •	1,169	1,038

Luminent Mortgage Trust
5.814% due 05/25/2046 •	1,107	906

Manhattan West Mortgage Trust
2.130% due 09/10/2039	2,000	1,715

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	44	5
6.000% due 02/25/2036	512	240

Merrill Lynch Mortgage Investors Trust
4.227% due 02/25/2036 «~	4	4
4.530% due 02/25/2036 ~	44	42
4.929% due 02/25/2033 ~	3	2
4.970% due 05/25/2033 «~	6	5

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	152	55

Natixis Commercial Mortgage Securities Trust
7.156% due 03/15/2035 •	1,973	1,973

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,410	1,309
2.750% due 11/25/2059 ~	1,109	1,021

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •	2,300	2,055

OBX Trust
3.000% due 01/25/2052 ~	533	424
6.084% due 06/25/2057 •	289	275

PMT Loan Trust
2.500% due 07/25/2051 ~	1,857	1,410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~	$281	$242
5.794% due 06/25/2046 •	272	64
6.126% due 08/25/2035 •	112	90
6.250% due 02/25/2037	1,226	973

Residential Asset Securitization Trust
5.750% due 02/25/2036	757	561
5.834% due 01/25/2046 ^•	46	14

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032 «	1	1

Sequoia Mortgage Trust
5.839% due 07/20/2036 •	66	55
6.139% due 07/20/2033 •	13	12

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 08/25/2035 ~	56	48
5.170% due 09/25/2035 ~	47	41
6.177% due 04/25/2034 «~	2	2
6.379% due 02/25/2034 ~	2	2

Structured Asset Mortgage Investments Trust
5.554% due 08/25/2036 •	670	568
5.854% due 05/25/2036 •	26	17
5.874% due 05/25/2036 •	78	61
5.874% due 09/25/2047 •	122	100
6.022% due 07/19/2034 «•	2	2

Structured Asset Securities Corp.
5.714% due 01/25/2036 •	1,090	899

Structured Asset Securities Corp. Mortgage Loan Trust
5.724% due 10/25/2036 •	583	486

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	152	38

Thornburg Mortgage Securities Trust
6.684% due 06/25/2037 ^•	50	45
7.381% due 06/25/2037 •	100	84
7.431% due 06/25/2047 ^•	42	37

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,109	958
2.710% due 01/25/2060 ~	874	808
2.900% due 10/25/2059 ~	4,323	3,966

WaMu Mortgage Pass-Through Certificates Trust
3.527% due 12/25/2036 ^~	299	258
3.903% due 12/25/2035 ~	117	105
4.140% due 02/27/2034 •	6	5
4.216% due 09/25/2036 ~	123	105
4.825% due 06/25/2033 «~	2	2
6.014% due 07/25/2045 •	306	280
6.054% due 01/25/2045 •	7	7
6.154% due 10/25/2045 •	419	388

Washington Mutual Mortgage Pass-Through Certificates Trust
5.566% due 07/25/2046 ^•	31	19
6.500% due 03/25/2036	1,369	832

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	48	39
6.000% due 06/25/2037 ^	80	71

		60,994

U.S. GOVERNMENT AGENCIES 29.0%

Fannie Mae
3.000% due 03/01/2060	703	584
3.500% due 01/01/2059	1,789	1,524
3.621% due 12/01/2034 •	8	8
5.390% due 11/01/2034 •	13	14
5.829% due 06/25/2036 •	14	14
6.000% due 04/25/2043 - 07/25/2044	51	50
6.500% due 11/25/2042	65	66

Freddie Mac
0.000% due 01/15/2038 ~(a)	207	9
4.828% due 01/15/2038 •	207	200
5.826% due 10/25/2044 •	37	33
6.028% due 12/15/2037 •	5	5

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	1	1
2.750% due 11/20/2026 - 12/20/2026 •	2	2

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	113

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/20/2046 - 05/20/2047	$21	$20
3.625% due 01/20/2030 •	2	2
3.875% due 05/20/2028 - 06/20/2030 •	3	2
4.000% due 04/20/2030 - 05/20/2030 •	4	4
6.000% due 08/20/2034	169	170
6.282% due 07/20/2066 - 11/20/2066 •	2,507	2,496

U.S. Small Business Administration
5.600% due 09/01/2028	40	39

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	606	485
3.000% due 10/01/2049 - 05/01/2051	1,872	1,566
3.500% due 10/01/2034 - 07/01/2050	2,096	1,849
4.000% due 06/01/2048 - 06/01/2050	942	851
4.500% due 04/01/2053 - 10/01/2053	14,999	13,782
5.500% due 06/01/2053 - 08/01/2053	12,500	12,092

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053	56,750	50,583
4.500% due 10/01/2053 - 11/01/2053	34,200	31,413
5.000% due 10/01/2053	52,600	49,629
5.500% due 11/01/2053	55,600	53,721
6.000% due 11/01/2053	33,000	32,554
6.500% due 11/01/2053	32,500	32,630

		286,398

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Bonds
1.375% due 11/15/2040	500	296
2.000% due 08/15/2051	200	115

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (k)	7,160	6,831
0.125% due 07/15/2031 (k)(m)	3,650	3,101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2032 (k)		$1,875	$1,572
0.250% due 01/15/2025 (k)		7,744	7,449
0.375% due 07/15/2027 (k)		4,624	4,289
0.500% due 01/15/2028 (k)		5,081	4,685
0.625% due 07/15/2032		526	459
1.125% due 01/15/2033		7,594	6,864
2.500% due 01/15/2029 (k)(m)		3,417	3,441
3.875% due 04/15/2029 (k)(m)		2,789	3,004

U.S. Treasury Notes
3.500% due 02/15/2033		800	734

			42,840

Total United States (Cost $498,494)			471,177

SHORT-TERM INSTRUMENTS 30.4%

COMMERCIAL PAPER 0.4%

AT&T, Inc.
5.700% due 03/19/2024		$3,750	3,647

REPURCHASE AGREEMENTS (i) 3.6%
			35,780

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	53,901	74

HUNGARY TREASURY BILLS 0.9%
13.178% due 10/05/2023 (e)(f)	HUF	3,294,000	8,933

JAPAN TREASURY BILLS 25.2%
(0.164)% due 10/02/2023 - 01/09/2024 (b)(d)(e)	JPY	37,190,000	248,928

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
5.431% due 11/09/2023 - 12/28/2023 (b)(d)(e)(m)	$3,281	$3,255

Total Short-Term Instruments (Cost $308,514)		300,617

Total Investments in Securities (Cost $1,227,784)		1,138,763

	SHARES
INVESTMENTS IN AFFILIATES 14.8%

SHORT-TERM INSTRUMENTS 14.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.8%

PIMCO Short Asset Portfolio	60,117	582

PIMCO Short-Term Floating NAV Portfolio III	14,966,985	145,494

Total Short-Term Instruments (Cost $146,087)		146,076

Total Investments in Affiliates (Cost $146,087)		146,076

Total Investments 130.2% (Cost $1,373,871)		$1,284,839

Financial Derivative Instruments (j)(l) 2.0% (Cost or Premiums, net $6,499)		19,866

Other Assets and Liabilities, net (32.2)%		(318,079)

Net Assets 100.0%		$986,626

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$1,300	$1,245	0.13%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	400	362	0.04
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	1,002	745	0.08

				$2,702	$2,352	0.25%

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.050%	05/12/2023	TBD	(2)	GBP 125	United Kingdom Gilt 1.750% due 01/22/2049	$(134)	$153	$156
FICC	2.600	09/29/2023	10/02/2023		$ 1,227	U.S. Treasury Notes 3.500% due 09/15/2025	(1,252)	1,227	1,227
SAL	5.340	10/02/2023	10/03/2023		34,400	U.S. Treasury Notes 0.375% due 01/31/2026	(35,068)	34,400	34,400

Total Repurchase Agreements							$(36,454)	$35,780	$35,783

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (9.5)%
U.S. Government Agencies (9.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/18/2038	$ 12,100	$(10,599)	$(10,378)
Uniform Mortgage-Backed Security, TBA	2.000	10/12/2053	8,100	(6,342)	(6,163)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	99,000	(77,993)	(75,402)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	1,900	(1,617)	(1,574)

Total Short Sales (9.5)%				$(96,551)	$(93,517)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$156	$0	$0	$156	$(134)	$22
FICC	1,227	0	0	1,227	(1,252)	(25)
SAL	34,400	0	0	34,400	(35,068)	(668)

Total Borrowings and Other Financing Transactions	$35,783	$0	$0

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(2,101) at a weighted average interest rate of 5.140%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	10	$25	$(10)	$(49)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	15	38	(12)	0

Total Written Options					$(22)	$(49)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	115

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	5	$1,182	$(24)	$0	$(24)
3-Month SOFR Active Contract June Futures	09/2025	300	71,914	(230)	34	0
3-Month SOFR Active Contract March Futures	06/2024	1,160	274,413	(661)	14	0
3-Month SOFR Active Contract September Futures	12/2025	300	71,996	(232)	41	0
Canada Government 10-Year Bond December Futures	12/2023	69	5,849	(129)	20	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	2	237	(18)	1	0

				$(1,294)	$110	$(24)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	1,200	$ (286,230)	$1,008	$0	$(75)
3-Month SOFR Active Contract June Futures	09/2024	151	(35,793)	183	0	(4)
3-Month SOFR Active Contract September Futures	12/2024	409	(97,230)	572	0	(20)
Australia Government 3-Year Bond December Futures	12/2023	51	(3,454)	26	7	(2)
Australia Government 10-Year Bond December Futures	12/2023	383	(27,573)	741	233	0
Euro-Bobl December Futures	12/2023	426	(52,132)	582	324	(383)
Euro-BTP December Futures	12/2023	223	(25,871)	1,298	330	(342)
Euro-Bund December Futures	12/2023	68	(9,248)	232	111	(111)
Euro-Buxl 30-Year Bond December Futures	12/2023	13	(1,682)	148	39	(39)
Euro-Oat December Futures	12/2023	752	(97,950)	2,808	1,232	(1,264)
Euro-Schatz December Futures	12/2023	1,333	(147,964)	468	226	(289)
Japan Government 10-Year Bond December Futures	12/2023	47	(45,591)	337	104	0
U.S. Treasury 2-Year Note December Futures	12/2023	58	(11,757)	53	0	(6)
U.S. Treasury 5-Year Note December Futures	12/2023	828	(87,238)	549	0	(129)
U.S. Treasury 10-Year Note December Futures	12/2023	224	(24,206)	157	0	(46)
U.S. Treasury 10-Year Ultra December Futures	12/2023	106	(11,826)	251	0	(25)
U.S. Treasury Long-Term Bond December Futures	12/2023	5	(569)	24	0	(1)
United Kingdom Long Gilt December Futures	12/2023	307	(35,270)	(308)	757	(480)

				$9,129	$3,363	$(3,216)

Total Futures Contracts				$7,835	$3,473	$(3,240)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.007%	$100	$6	$(1)	$5	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177	600	24	14	38	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.271	200	8	8	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.468	300	13	14	27	0	0

						$51	$35	$86	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	31,900	$433	$(210)	$223	$18	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		83,600	831	(7)	824	56	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	12,000	150	8	158	0	(27)

						$1,414	$(209)	$1,205	$74	$(27)

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	28,170	$430	$(48)	$382	$0	$(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		164,000	2,099	(80)	2,019	0	(30)
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028	EUR	66,300	792	(85)	707	86	0

						$3,321	$(213)	$3,108	$86	$(31)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	1.250%	Annual	10/28/2023	GBP	33,300	$(44)	$(1,219)	$(1,263)	$0	$(16)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500	Annual	03/20/2026		23,000	214	90	304	2	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		2,400	63	8	71	0	(5)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		77,400	2,182	(383)	1,799	0	(400)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		500	25	(15)	10	0	(8)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	170,460	(25)	0	(25)	2	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		105,990	32	0	32	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,560,000	6	(12)	(6)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(24)	25	1	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,714,530	(305)	809	504	31	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		640,000	(150)	(124)	(274)	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		130,000	24	26	50	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		3,852,000	0	199	199	105	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		650,000	(63)	117	54	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,641	1,674	83	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	77	151	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	379	521	33	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028	SGD	12,400	(35)	133	98	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$84,929	1,700	1,549	3,249	29	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024		200	2	6	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		19,000	0	597	597	5	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		13,300	(217)	(437)	(654)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		37,300	1,783	(410)	1,373	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		15,900	0	(389)	(389)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		16,900	(4)	740	736	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		19,350	(2)	845	843	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		4,300	159	(321)	(162)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		39,900	(102)	858	756	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		98,100	136	1,490	1,626	0	(20)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		5,900	(2)	97	95	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		51,000	208	1,154	1,362	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		114,600	(31)	406	375	0	(31)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		66,102	223	469	692	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	1,839	1,839	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		21,130	914	1,859	2,773	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		22,000	0	(410)	(410)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		17,300	(236)	(82)	(318)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		9,800	(2)	(101)	(103)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028		27,300	(185)	(4,660)	(4,845)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,600	(3)	(49)	(52)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		3,400	(45)	(140)	(185)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		2,100	(15)	(41)	(56)	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028		8,930	0	(247)	(247)	13	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028		10,900	0	(255)	(255)	16	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028		11,000	0	(276)	(276)	16	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	10/10/2028		11,200	0	(159)	(159)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		21,900	231	(3,436)	(3,205)	22	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		20,600	597	(89)	508	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		1,400	(2)	(214)	(216)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		4,100	(7)	(604)	(611)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		900	(2)	(132)	(134)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		4,700	0	402	402	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		6,000	423	418	841	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		900	0	(24)	(24)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		5,000	4	(138)	(134)	8	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	117

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.951%	Annual	03/31/2030		$1,300	$0	$(28)	$(28)	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		2,300	(8)	(111)	(119)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		200	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		5,900	0	(1,121)	(1,121)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(6,251)	(6,303)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		11,140	(1,445)	(699)	(2,144)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(5,405)	(5,712)	102	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		800	(3)	(56)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,400	(6)	(110)	(116)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		61,500	(1,836)	(4,737)	(6,573)	93	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		2,800	(13)	(172)	(185)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		1,000	(3)	(50)	(53)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		500	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		300	(1)	(13)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,900	(7)	(74)	(81)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,900	(7)	(68)	(75)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,200	(4)	(33)	(37)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		2,200	(8)	(51)	(59)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,400	(10)	(11)	(21)	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	(4)	(6)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		2,700	(10)	(12)	(22)	0	(22)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		35,174	(1,196)	(878)	(2,074)	55	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		2,200	(204)	(749)	(953)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		1,100	0	(208)	(208)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		4,000	(126)	(763)	(889)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		700	(5)	(75)	(80)	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		1,100	0	(158)	(158)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		2,600	0	(341)	(341)	12	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		2,600	0	(357)	(357)	12	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.291	Annual	10/10/2053		2,700	0	(329)	(329)	13	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		16,800	2,195	(105)	2,090	0	(82)
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	46,500	(205)	(205)	(410)	0	(143)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	5,700	0	(260)	(260)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(43)	(256)	(299)	1	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		9,050	(28)	433	405	0	(11)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(148)	(148)	2	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,400	(161)	(32)	(193)	2	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,800	(392)	(733)	(1,125)	12	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	77,300	90	(178)	(88)	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		77,200	106	(188)	(82)	0	(4)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		41,300	130	(115)	15	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		483,000	761	(1,242)	(481)	0	(31)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		43,300	(91)	(74)	(165)	0	(3)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		165,900	(286)	(103)	(389)	0	(11)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	29,567,230	(262)	(46)	(308)	0	(4)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	64,100	(112)	(27)	(139)	0	(10)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		145,700	(72)	(850)	(922)	0	(60)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		10,200	(18)	(255)	(273)	0	(17)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(470)	(496)	0	(15)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,867)	(1,706)	0	(55)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,300	(3)	(37)	(40)	0	(7)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		150,500	(1,570)	(164)	(1,734)	0	(493)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		18,100	268	(701)	(433)	0	(93)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		36,900	(641)	(810)	(1,451)	0	(198)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	6,846	(28)	(51)	(79)	0	(2)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		7,600	(15)	(54)	(69)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		3,800	(7)	(28)	(35)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		11,200	(26)	(79)	(105)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		2,600	(8)	(12)	(20)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		2,500	(5)	(15)	(20)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		2,400	(4)	(15)	(19)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		3,900	(9)	(28)	(37)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		900	(2)	(7)	(9)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		800	(3)	(26)	(29)	0	0
Receive(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		134,500	(47)	162	115	0	(49)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		38,050	248	(360)	(112)	8	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(138)	(144)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(245)	(258)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(168)	(180)	0	0

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	1.000%	Annual	05/13/2027	EUR	2,800	$(10)	$(266)	$(276)	$0	$0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(123)	(128)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		160,300	963	(1,270)	(307)	134	0
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		54,500	(1,483)	(162)	(1,645)	0	(25)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		16,850	(169)	388	219	17	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,400	(13)	(10)	(23)	0	(23)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		131,600	(1,468)	(2,398)	(3,866)	0	(63)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	41	32	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(1,290)	(957)	0	(6)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	206	206	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	184	184	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		47,000	456	2,233	2,689	0	(149)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	31	26	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	50	50	0	0
Receive	6-Month NOK-NIBOR	3.033	Annual	03/15/2028		510,690	1,134	955	2,089	8	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		8,600	0	(221)	(221)	0	(9)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	135,400	(167)	(1,292)	(1,459)	66	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		151,100	16	(289)	(273)	64	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2028		55,600	(108)	(2,006)	(2,114)	91	0
Pay(6)	CAONREPO Index	3.250	Semi-Annual	12/20/2028		2,800	(24)	(68)	(92)	5	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		15,000	(294)	(555)	(849)	37	0
Pay(6)	CAONREPO Index	3.250	Semi-Annual	12/20/2033		1,500	(12)	(66)	(78)	4	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		6,800	72	505	577	0	(42)

							$1,488	$(35,928)	$(34,440)	$1,407	$(2,265)

Total Swap Agreements							$6,274	$(36,315)	$(30,041)	$1,567	$(2,323)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,473	$1,570	$5,043	$(49)	$(3,240)	$(2,323)	$(5,612)

(k)

Securities with an aggregate market value of $23,135 and cash of $21,740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	119

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	21,044		$2,920	$9	$0

BOA	10/2023	MYR	603		129	0	0
	10/2023		$694	CAD	936	0	(5)
	11/2023	CLP	18,466		$21	1	0
	11/2023	DKK	120,161		17,805	733	0
	11/2023		$566	BRL	2,837	0	(4)
	11/2023		77	PEN	284	0	(2)
	11/2023		2,203	ZAR	42,150	14	0
	12/2023	HKD	3,554		$455	0	0
	12/2023	JPY	2,458,400		16,881	215	0
	12/2023	KRW	3,540,155		2,665	37	0
	12/2023	TWD	20,606		651	9	0
	12/2023		$2,975	INR	247,612	0	(6)
	03/2024	CNH	30,974		$4,277	4	(11)

BPS	10/2023	BRL	497		100	1	0
	10/2023	KRW	132,491		100	2	0
	10/2023		$100	BRL	497	0	(1)
	10/2023		64,941	EUR	61,282	0	(150)
	10/2023		400	IDR	6,161,875	0	(2)
	10/2023		100	KRW	132,648	0	(2)
	10/2023		6,281	THB	223,848	0	(125)
	11/2023	CAD	18,964		$14,148	177	0
	11/2023	EUR	61,282		65,021	150	0
	11/2023	KRW	539,841		400	0	0
	11/2023	NZD	2,221		1,348	17	0
	11/2023	TWD	3,420		109	2	0
	11/2023		$701	AUD	1,081	0	(5)
	11/2023		4,013	MXN	70,566	6	0
	12/2023	KRW	6,201,510		$4,676	72	0
	12/2023	TWD	474		15	0	0
	12/2023		$0	KRW	470	0	0
	12/2023		771	MXN	13,740	8	0
	01/2024	DKK	62,261		$9,270	395	0
	03/2024	CNH	20,498		2,848	13	0
	03/2024	IDR	9,125,729		595	7	0
	03/2024	TWD	116,275		3,691	36	0
	03/2024		$274	IDR	4,220,029	0	(2)
	04/2024	DKK	49,200		$7,227	177	0
	10/2024		78,387		11,465	119	0

BRC	10/2023		138,830		21,011	1,331	0
	10/2023	JPY	12,910,000		92,119	5,577	0
	10/2023		$98	MXN	1,743	1	0
	11/2023	AUD	1,185		$769	6	0
	11/2023	CAD	1,063		791	8	0
	11/2023	JPY	3,180,000		22,109	649	0
	11/2023		$370	CAD	500	0	(2)
	12/2023	JPY	5,187,000		$35,696	573	0
	12/2023	TWD	21,428		678	10	0
	01/2024	PLN	535		122	0	0
	04/2024	DKK	31,390		4,689	192	0
	04/2024	JPY	870,022		7,116	1,119	0
	05/2024		390,000		3,154	453	0
	10/2024	DKK	24,900		3,638	34	0

BSH	01/2024	BRL	13,000		2,609	51	0

CBK	10/2023	DKK	35,948		5,342	247	0
	10/2023	NOK	9,977		$929	0	(4)
	10/2023		$10	CLP	8,439	0	(1)
	10/2023		1,016	GBP	815	0	(22)
	11/2023	AUD	4,200		$2,710	6	0
	11/2023	CAD	10,658		7,863	15	(4)
	11/2023	GBP	705		864	4	0
	11/2023	JPY	436,600		3,017	75	0
	11/2023	NZD	618		366	0	(4)
	11/2023		$2,840	CLP	2,436,239	0	(105)
	11/2023		929	NOK	9,968	4	0

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023		$3,034	NZD	5,135	$44	$0
	11/2023		178	ZAR	3,419	2	0
	12/2023	JPY	6,214,600		$42,089	95	0
	12/2023	KRW	1,063,637		806	17	0
	12/2023	MXN	10,240		587	7	0
	12/2023	TWD	29,406		931	14	0
	12/2023		$2	MXN	27	0	0

DUB	10/2023		3,564	THB	126,736	0	(79)
	11/2023	AUD	1,073		$703	12	0
	11/2023	NZD	1,241		754	10	0
	11/2023		$1,414	CAD	1,909	0	(8)
	12/2023	CLP	2,213,527		$2,473	0	(3)
	12/2023	ILS	1,187		312	0	(1)
	12/2023	KRW	2,626,167		1,980	31	0
	03/2024	CNH	15,908		2,208	7	0

FAR	10/2023	BRL	8,490		1,746	57	0
	10/2023		$1,695	BRL	8,490	0	(6)
	11/2023		1,746		8,527	0	(57)

GLM	10/2023	MXN	30,617		$1,761	5	0
	10/2023		$2,826	MXN	48,711	0	(31)
	10/2023		57	MYR	266	0	0
	10/2023		120	ZAR	2,295	1	0
	11/2023	TWD	20,573		$651	11	0
	11/2023		$7,588	BRL	38,051	0	(51)
	11/2023		1,245	MXN	21,095	0	(41)
	12/2023		2,858		49,700	0	(41)
	01/2024	BRL	2,000		$395	1	0
	03/2024	CNH	60,961		8,440	8	0
	03/2024		$617	IDR	9,484,982	0	(5)

JPM	10/2023	NOK	67,245		$6,236	0	(51)
	10/2023		$897	MXN	15,832	10	0
	11/2023	AUD	1,030		$660	0	(3)
	11/2023	DKK	25,211		3,750	168	0
	11/2023	MXN	61		4	0	0
	11/2023		$6,236	NOK	67,190	51	0
	11/2023		428	ZAR	8,187	3	0
	12/2023	KRW	246,415		$187	4	0
	12/2023	SGD	387		285	1	0
	12/2023	TWD	234,136		7,407	108	0
	12/2023		$4,627	INR	385,580	4	(9)
	03/2024		90	IDR	1,393,817	0	0
	04/2024	DKK	24,100		$3,506	53	0
	10/2024	JPY	400,000		3,208	371	0

MBC	10/2023	DKK	33,378		4,933	201	0
	10/2023	EUR	62,474		67,565	1,514	0
	10/2023	GBP	17,643		22,195	669	0
	10/2023	HUF	10,748		29	0	0
	10/2023	JPY	4,340,000		31,458	2,297	0
	10/2023		$1,278	EUR	1,192	0	(18)
	10/2023		1,377	THB	49,586	0	(13)
	11/2023	CAD	849		$630	5	0
	11/2023	JPY	2,900,000		20,455	921	0
	11/2023		$801	DKK	5,625	0	(2)
	12/2023	ILS	1,751		$460	0	(1)
	01/2024		$790	HUF	289,976	0	(16)
	03/2024	JPY	780,019		$6,379	1,028	0
	03/2024		$110	IDR	1,697,707	0	(1)
	10/2024	JPY	950,000		$7,617	879	0

MYI	10/2023		$206	MYR	960	0	(1)
	10/2023		679	NOK	7,225	0	(3)
	11/2023	AUD	4,929		$3,175	1	0
	11/2023	DKK	2,120		303	2	0
	11/2023	TWD	9,838		310	4	0
	11/2023		$1,047	AUD	1,632	4	0
	11/2023	ZAR	3,409		$179	0	0
	12/2023	KRW	10,622,638		8,005	119	0
	12/2023	TWD	77,465		2,463	48	0
	03/2024	CNH	20,081		2,785	7	0
	03/2024		$7,785	IDR	119,804,975	0	(62)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	121

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	DKK	9,600		$1,391	$1	$0
	10/2024	JPY	330,000		2,698	358	0

NGF	10/2023	THB	198,158		5,394	0	(56)
	12/2023		$6,594	INR	544,131	0	(71)
	03/2024	TWD	98,987		$3,149	38	0

RBC	11/2023	CAD	1,084		796	1	(4)
	11/2023		$486	MXN	8,241	0	(15)
	12/2023		3,760		66,778	34	0

SCX	10/2023	BRL	8,973		$1,792	7	0
	10/2023	MYR	839		180	1	0
	10/2023		$1,878	BRL	8,973	0	(93)
	11/2023	AUD	12,158		$7,955	130	(2)
	11/2023	CAD	6,605		4,871	5	0
	12/2023	KRW	992		1	0	0
	12/2023	TWD	76,125		2,416	43	0
	12/2023		$4,275	INR	356,175	0	(5)
	03/2024	CNH	19,715		$2,723	0	(3)
	03/2024	TWD	63,122		2,000	16	0
	03/2024		$441	IDR	6,778,709	0	(4)

SSB	10/2023		6,606	NOK	69,990	0	(63)

TOR	10/2023		21,799	GBP	17,944	95	0
	11/2023	CAD	532		$396	4	0
	11/2023	GBP	17,944		21,802	0	(95)
	11/2023		$7,829	JPY	1,106,723	0	(372)
	11/2023		1,504	MXN	26,081	0	(14)
	12/2023		2,564	INR	214,152	3	0
	03/2024	CNH	10,760		$1,490	2	0

UAG	10/2023	GBP	1,116		1,413	51	0
	11/2023	NZD	9,460		5,742	72	0
	11/2023		$1,194	AUD	1,816	0	(25)
	11/2023		1,402	JPY	198,653	0	(63)
	12/2023	KRW	2,470,246		$1,865	31	0

Total Forward Foreign Currency Contracts						$22,245	$(1,845)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	4,915	$51	$41

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	19,400	$39	$80
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	3,300	94	537

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	16,000	44	67

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	27,900	42	36

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	27,800	43	36

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	32,500	41	42

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	30,300	42	40

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	75,800	186	324

							$531	$1,162

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$680

Total Purchased Options						$688	$1,883

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	4,915	$(25)	$(6)
	Put - OTC USD versus MXN		16.600	12/08/2023	4,915	(15)	(9)

						$(40)	$(15)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,400	$(7)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,400	(7)	(39)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	29,600	(96)	(830)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	19,400	(19)	(40)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	500	(1)	(2)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(628)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	500	(1)	(2)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,600	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,600	(6)	(15)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,300	(8)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,300	(8)	(31)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	16,000	(24)	(33)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	900	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	900	(7)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	400	(1)	(8)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	900	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	900	(6)	(22)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,000	(6)	(23)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,000	(7)	(22)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,000	(7)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,000	(7)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,000	(7)	(23)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,000	(7)	(25)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	900	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	900	(7)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,500	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,500	(5)	(23)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,800	(6)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,700	(5)	(26)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,700	(21)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,700	(21)	(61)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,000	(8)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,000	(8)	(22)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	900	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	900	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	700	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	700	(3)	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	123

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993%	10/11/2023	700	$(5)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(16)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,500	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,500	(10)	(34)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,400	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,400	(9)	(34)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,500	(12)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,500	(12)	(32)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,500	(11)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,500	(11)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	75,800	(95)	(158)

							$(777)	$(2,334)

Total Written Options							$(817)	$(2,349)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$1,300	$(32)	$45	$13	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	900	(22)	31	9	0

							$(54)	$76	$22	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 4,700	$	3,541	$23	$(16)	$6	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900		5,451	1	12	14	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700		5,313	(28)	12	0	(16)

								$(4)	$8	$20	$(16)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	73,240	$255	$16	$271	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		28,300	179	25	204	0

								$434	$41	$475	$0

Total Swap Agreements								$376	$125	$517	$(16)

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$9	$0	$6	$15	$0	$0	$0	$0	$15	$0	$15
BOA	1,013	617	0	1,630	(28)	(909)	0	(937)	693	(560)	133
BPS	1,182	680	0	1,862	(287)	(630)	0	(917)	945	(760)	185
BRC	9,953	0	13	9,966	(2)	(2)	0	(4)	9,962	(9,840)	122
BSH	51	0	0	51	0	0	0	0	51	0	51
CBK	530	0	23	553	(140)	(15)	0	(155)	398	(140)	258
DUB	60	108	0	168	(91)	(79)	0	(170)	(2)	0	(2)
FAR	57	36	0	93	(63)	(28)	0	(91)	2	0	2
GLM	26	36	0	62	(169)	(358)	(16)	(543)	(481)	395	(86)
GST	0	0	475	475	0	0	0	0	475	(350)	125
JPM	773	42	0	815	(63)	(20)	0	(83)	732	(560)	172
MBC	7,514	0	0	7,514	(51)	0	0	(51)	7,463	(7,480)	(17)
MYC	0	40	0	40	0	(16)	0	(16)	24	47	71
MYI	544	0	0	544	(66)	0	0	(66)	478	(290)	188
NGF	38	324	0	362	(127)	(292)	0	(419)	(57)	0	(57)
RBC	35	0	0	35	(19)	0	0	(19)	16	0	16
SCX	202	0	0	202	(107)	0	0	(107)	95	0	95
SSB	0	0	0	0	(63)	0	0	(63)	(63)	0	(63)
TOR	104	0	0	104	(481)	0	0	(481)	(377)	341	(36)
UAG	154	0	0	154	(88)	0	0	(88)	66	0	66

Total Over the Counter	$22,245	$1,883	$517	$24,645	$(1,845)	$(2,349)	$(16)	$(4,210)

(m)

Securities with an aggregate market value of $782 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	125

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,473	$3,473
Swap Agreements	0	163	0	0	1,407	1,570

	$0	$163	$0	$0	$4,880	$5,043

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,245	$0	$22,245
Purchased Options	0	0	0	41	1,842	1,883
Swap Agreements	0	22	0	20	475	517

	$0	$22	$0	$22,306	$2,317	$24,645

	$0	$185	$0	$22,306	$7,197	$29,688

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$49	$49
Futures	0	0	0	0	3,240	3,240
Swap Agreements	0	58	0	0	2,265	2,323

	$0	$58	$0	$0	$5,554	$5,612

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,845	$0	$1,845
Written Options	0	0	0	15	2,334	2,349
Swap Agreements	0	0	0	16	0	16

	$0	$0	$0	$1,876	$2,334	$4,210

	$0	$58	$0	$1,876	$7,888	$9,822

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$102	$102
Futures	0	0	0	0	7,937	7,937
Swap Agreements	0	(507)	0	0	(2,092)	(2,599)

	$0	$(507)	$0	$0	$5,947	$5,440

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,972	$0	$26,972
Written Options	0	0	0	0	502	502
Swap Agreements	0	286	0	0	371	657

	$0	$286	$0	$26,972	$873	$28,131

	$0	$(221)	$0	$26,972	$6,820	$33,571

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(49)	$(49)
Futures	0	0	0	0	14,106	14,106
Swap Agreements	0	216	0	0	(31,019)	(30,803)

	$0	$216	$0	$0	$(16,962)	$(16,746)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,768	$0	$16,768
Purchased Options	0	0	0	(10)	560	550
Written Options	0	0	0	25	(537)	(512)
Swap Agreements	0	(283)	0	9	(85)	(359)

	$0	$(283)	$0	$16,792	$(62)	$16,447

	$0	$(67)	$0	$16,792	$(17,024)	$(299)

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$75	$0	$75
Australia
Corporate Bonds & Notes	0	6,116	0	6,116
Non-Agency Mortgage-Backed Securities	0	113	0	113
Sovereign Issues	0	12,316	0	12,316
Brazil
Sovereign Issues	0	2,901	0	2,901
Canada
Corporate Bonds & Notes	0	14,118	0	14,118
Sovereign Issues	0	356	0	356
Cayman Islands
Asset-Backed Securities	0	47,162	0	47,162
Corporate Bonds & Notes	0	2,600	0	2,600
Sovereign Issues	0	501	0	501
Denmark
Corporate Bonds & Notes	0	89,932	0	89,932
France
Corporate Bonds & Notes	0	4,469	0	4,469
Sovereign Issues	0	13,134	0	13,134
Germany
Corporate Bonds & Notes	0	10,523	0	10,523
Hungary
Sovereign Issues	0	1,075	0	1,075
Ireland
Asset-Backed Securities	0	6,103	0	6,103
Corporate Bonds & Notes	0	1,397	0	1,397
Non-Agency Mortgage-Backed Securities	0	1,747	0	1,747
Israel
Sovereign Issues	0	1,217	0	1,217
Italy
Corporate Bonds & Notes	0	3,840	0	3,840
Sovereign Issues	0	2,112	0	2,112
Japan
Corporate Bonds & Notes	0	3,094	0	3,094
Sovereign Issues	0	47,001	0	47,001
Jersey, Channel Islands
Asset-Backed Securities	0	2,194	0	2,194
Malaysia
Corporate Bonds & Notes	0	494	0	494
Mexico
Sovereign Issues	0	386	0	386
Multinational
Corporate Bonds & Notes	0	621	0	621
Netherlands
Corporate Bonds & Notes	0	4,193	0	4,193
Norway
Sovereign Issues	0	1,294	0	1,294
Poland
Sovereign Issues	0	2,185	0	2,185
Qatar
Corporate Bonds & Notes	0	241	0	241
Republic of Korea
Sovereign Issues	0	1,851	0	1,851
Romania
Sovereign Issues	0	5,480	0	5,480
Saudi Arabia
Corporate Bonds & Notes	0	161	0	161
Sovereign Issues	0	5,094	0	5,094
Serbia
Sovereign Issues	0	955	0	955

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
South Korea
Sovereign Issues	$0	$12,743	$0	$12,743
Spain
Corporate Bonds & Notes	0	3,607	0	3,607
Sovereign Issues	0	3,333	0	3,333
Supranational
Corporate Bonds & Notes	0	1,078	0	1,078
Switzerland
Corporate Bonds & Notes	0	10,419	0	10,419
United Kingdom
Corporate Bonds & Notes	0	20,618	0	20,618
Non-Agency Mortgage-Backed Securities	0	16,288	0	16,288
Sovereign Issues	0	1,832	0	1,832
United States
Asset-Backed Securities	0	53,040	0	53,040
Corporate Bonds & Notes	0	24,400	0	24,400
Loan Participations and Assignments	0	2,258	0	2,258
Municipal Bonds & Notes	0	1,247	0	1,247
Non-Agency Mortgage-Backed Securities	0	59,896	1,098	60,994
U.S. Government Agencies	0	286,398	0	286,398
U.S. Treasury Obligations	0	42,840	0	42,840
Short-Term Instruments
Commercial Paper	0	3,647	0	3,647
Repurchase Agreements	0	35,780	0	35,780
Argentina Treasury Bills	0	74	0	74
Hungary Treasury Bills	0	8,933	0	8,933
Japan Treasury Bills	0	248,928	0	248,928
U.S. Treasury Bills	0	3,255	0	3,255

	$0	$1,137,665	$1,098	$1,138,763

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146,076	$0	$0	$146,076

Total Investments	$146,076	$1,137,665	$1,098	$1,284,839

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(93,517)	$0	$(93,517)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,383	1,657	0	5,040
Over the counter	0	24,645	0	24,645

	$3,383	$26,302	$0	$29,685

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,910)	(2,702)	0	(5,612)
Over the counter	0	(4,210)	0	(4,210)

	$(2,910)	$(6,912)	$0	$(9,822)

Total Financial Derivative Instruments	$473	$19,390	$0	$19,863

Totals	$146,549	$1,063,538	$1,098	$1,211,185

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	127

Schedule of Investments	PIMCO International Bond Fund (Unhedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.5%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$590	$170
1.000% due 07/09/2029		15	4
3.500% due 07/09/2041 þ		100	26

Total Argentina (Cost $426)			200

AUSTRALIA 1.7%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Pepper Residential Securities Trust
6.374% due 03/12/2061 •		$143	143

RESIMAC Bastille Trust
6.373% due 09/05/2057 •		206	206

			349

SOVEREIGN ISSUES 1.7%

Australia Government International Bond
0.500% due 09/21/2026	AUD	16,900	9,790
1.000% due 11/21/2031		2,800	1,385
1.250% due 05/21/2032		800	398
1.750% due 06/21/2051		1,000	341
2.500% due 05/21/2030		1,100	635
4.500% due 04/21/2033		3,300	2,128

			14,677

Total Australia (Cost $18,817)			15,026

BRAZIL 0.3%

SOVEREIGN ISSUES 0.3%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	12,000	2,321

Total Brazil (Cost $2,340)			2,321

CANADA 0.4%

CORPORATE BONDS & NOTES 0.1%

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	870

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	919	617
2.867% due 02/12/2055 ~		2,400	1,478

			2,095

SOVEREIGN ISSUES 0.1%

Canada Government Real Return Bond
1.500% due 12/01/2044 (g)		1,504	980

Total Canada (Cost $4,845)			3,945

CAYMAN ISLANDS 6.9%

ASSET-BACKED SECURITIES 6.5%

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		$2,743	2,742

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		3,800	3,758

AREIT Trust
6.525% due 11/17/2038 •		2,458	2,425

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		3,683	3,668

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •		3,862	3,850

KKR CLO Ltd.
6.520% due 07/15/2030 •		2,768	2,757

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LoanCore Issuer Ltd.
6.863% due 01/17/2037 •		$3,700	$3,640

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •		547	543

Sound Point CLO Ltd.
6.507% due 01/23/2029 •		868	868
6.568% due 10/20/2030 •		3,214	3,204

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •		3,700	3,626

Starwood Mortgage Trust
6.663% due 11/15/2038 •		3,600	3,515

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		3,700	3,683

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		3,900	3,812

Venture CLO Ltd.
6.450% due 04/15/2027 •		271	271
6.608% due 04/20/2029 •		795	795
6.718% due 04/20/2032 •		2,900	2,854
6.791% due 07/30/2032 •		3,700	3,663

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		681	680

Voya CLO Ltd.
6.520% due 04/17/2030 •		964	962

Wind River CLO Ltd.
6.650% due 07/15/2031 •		4,000	3,977

			55,293

CORPORATE BONDS & NOTES 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,144	966

Sands China Ltd.
5.375% due 08/08/2025		600	582
5.650% due 08/08/2028		1,500	1,413

			2,961

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		800	802

Total Cayman Islands (Cost $59,892)			59,056

CHINA 5.9%

SOVEREIGN ISSUES 5.9%

China Government International Bond
2.440% due 10/15/2027	CNY	245,280	33,500
2.680% due 05/21/2030		30,300	4,149
3.190% due 04/15/2053		9,980	1,421
3.530% due 10/18/2051		51,800	7,728
3.720% due 04/12/2051		22,800	3,506

Total China (Cost $54,249)			50,304

DENMARK 2.7%

CORPORATE BONDS & NOTES 2.7%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	74,745	7,308
1.500% due 10/01/2053		1,686	165

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		50,913	4,882
1.500% due 10/01/2053		2,386	249

Nykredit Realkredit AS
1.000% due 10/01/2050		29,861	2,976
1.500% due 10/01/2053		55,892	5,711

Realkredit Danmark AS
1.000% due 10/01/2050		15,637	1,559
1.500% due 10/01/2053		5,879	603

Total Denmark (Cost $35,365)			23,453

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 3.4%

CORPORATE BONDS & NOTES 1.2%

BNP Paribas SA
1.323% due 01/13/2027 •		$3,400	$3,046
3.800% due 01/10/2024		500	497

Societe Generale SA
1.488% due 12/14/2026 •		4,000	3,573
2.226% due 01/21/2026 •		1,200	1,130
2.797% due 01/19/2028 •		900	800
3.337% due 01/21/2033 •		1,300	1,010

			10,056

SOVEREIGN ISSUES 2.2%

France Government International Bond
0.500% due 05/25/2072	EUR	2,200	730
0.750% due 05/25/2052		10,950	5,469
2.000% due 05/25/2048		10,900	8,227
3.250% due 05/25/2045		4,600	4,479

			18,905

Total France (Cost $45,215)			28,961

GERMANY 2.1%

CORPORATE BONDS & NOTES 2.1%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	3,100	2,942
1.750% due 11/19/2030 •		1,200	1,007
2.129% due 11/24/2026 •(h)		$1,900	1,719
2.625% due 12/16/2024	GBP	1,100	1,278
2.625% due 02/12/2026	EUR	2,600	2,631
3.035% due 05/28/2032 •(h)		$2,000	1,532
3.547% due 09/18/2031 •		400	323
3.729% due 01/14/2032 •(h)		2,400	1,788
3.961% due 11/26/2025 •		3,500	3,382

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		1,800	1,673

Total Germany (Cost $21,704)			18,275

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$1,400	1,368

Total Hungary (Cost $1,395)			1,368

IRELAND 2.0%

ASSET-BACKED SECURITIES 1.5%

Accunia European CLO DAC
4.613% due 07/15/2030 •	EUR	1,170	1,229

Cairn CLO DAC
4.314% due 04/30/2031 •		1,280	1,337
4.443% due 10/15/2031 •		1,500	1,556

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •		1,599	1,664

Dryden Euro CLO DAC
4.323% due 04/15/2033 •		1,694	1,746

Harvest CLO DAC
4.303% due 10/15/2031 •		1,297	1,345

Jubilee CLO DAC
4.273% due 04/15/2030 •		1,900	1,983
4.313% due 04/15/2031 •		1,300	1,349

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •		872	916

			13,125

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	761
1.750% due 10/29/2024		700	668

			1,429

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Shamrock Residential DAC
4.719% due 01/24/2061 •	EUR	2,453	$2,579

Total Ireland (Cost $19,332)			17,133

ISRAEL 1.3%

SOVEREIGN ISSUES 1.3%

Israel Government International Bond
1.500% due 11/30/2023	ILS	31,500	8,221
2.000% due 03/31/2027		9,700	2,355
4.500% due 01/17/2033		$600	561

Total Israel (Cost $12,701)			11,137

ITALY 1.0%

CORPORATE BONDS & NOTES 0.8%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,715
2.625% due 04/28/2025		1,000	993

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$1,000	1,009

UniCredit SpA
7.830% due 12/04/2023		2,900	2,904

			6,621

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		1,400	1,374

Total Italy (Cost $8,663)			7,995

JAPAN 7.5%

CORPORATE BONDS & NOTES 0.1%

Nomura Holdings, Inc.
2.329% due 01/22/2027		$1,000	880

SOVEREIGN ISSUES 7.4%

Japan Government International Bond
0.005% due 03/01/2024	JPY	840,000	5,625
0.005% due 04/01/2024		940,000	6,295
0.005% due 05/01/2024		420,000	2,813
0.005% due 10/01/2024		1,560,000	10,446
0.100% due 03/10/2028 (g)		1,415,895	9,991
0.500% due 09/20/2046		74,000	397
0.500% due 03/20/2049		2,260,000	11,690
0.700% due 12/20/2048		1,520,000	8,317
0.700% due 06/20/2051		200,000	1,060
1.000% due 03/20/2052		500,000	2,858

Tokyo Metropolitan Government
0.750% due 07/16/2025		$4,500	4,134

			63,626

Total Japan (Cost $86,308)			64,506

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$800	498
4.550% due 04/21/2050		400	326
4.800% due 04/21/2060		400	333

Total Malaysia (Cost $1,600)			1,157

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
5.000% due 04/27/2051		$600	463

Total Mexico (Cost $558)			463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	1,700	$779

Total New Zealand (Cost $1,184)			779

NORWAY 0.2%

SOVEREIGN ISSUES 0.2%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,294

Total Norway (Cost $1,601)			1,294

PERU 0.2%

SOVEREIGN ISSUES 0.2%

Peru Government International Bond
2.780% due 12/01/2060		$1,000	535
8.200% due 08/12/2026	PEN	5,600	1,556

Total Peru (Cost $2,819)			2,091

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	1,741
4.250% due 02/14/2043		500	490
4.875% due 10/04/2033		$600	560
5.500% due 04/04/2053		400	363

Total Poland (Cost $3,347)			3,154

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$600	482

Total Qatar (Cost $595)			482

REPUBLIC OF KOREA 0.4%

SOVEREIGN ISSUES 0.4%

Korea Government International Bond
3.250% due 06/10/2033	KRW	4,489,020	3,124

Total Republic of Korea (Cost $3,356)			3,124

ROMANIA 1.0%

SOVEREIGN ISSUES 1.0%

Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	976
1.750% due 07/13/2030		1,400	1,122
2.000% due 01/28/2032		600	458
2.000% due 04/14/2033		100	73
2.124% due 07/16/2031		200	157
2.625% due 12/02/2040		800	500
2.750% due 04/14/2041		500	312
2.875% due 04/13/2042		1,800	1,123
3.750% due 02/07/2034		1,200	1,004
5.000% due 09/27/2026		2,300	2,441

Total Romania (Cost $11,521)			8,166

SAUDI ARABIA 0.7%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	643

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.6%

Saudi Government International Bond
4.750% due 01/18/2028		$2,700	$2,641
4.875% due 07/18/2033		3,000	2,857

			5,498

Total Saudi Arabia (Cost $6,359)			6,141

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	909
2.050% due 09/23/2036		900	565

Total Serbia (Cost $2,307)			1,474

SOUTH KOREA 4.3%

SOVEREIGN ISSUES 4.3%

Korea Government International Bond
2.000% due 06/10/2031	KRW	2,279,140	1,464
2.125% due 06/10/2027		3,015,000	2,098
2.375% due 12/10/2027		3,370,000	2,349
2.375% due 12/10/2028		14,914,940	10,229
2.625% due 06/10/2028		8,189,580	5,721
3.250% due 03/10/2028		2,148,130	1,549
3.250% due 09/10/2042		955,810	642
4.250% due 12/10/2032		13,332,870	10,056
5.500% due 03/10/2028		3,370,000	2,655

Total South Korea (Cost $43,929)			36,763

SPAIN 1.4%

CORPORATE BONDS & NOTES 0.2%

Banco Santander SA
1.849% due 03/25/2026		$400	360

CaixaBank SA
6.684% due 09/13/2027 •		1,200	1,200

			1,560

SOVEREIGN ISSUES 1.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	501

Spain Government International Bond
0.850% due 07/30/2037		600	416
1.450% due 10/31/2071		2,300	1,002
3.450% due 07/30/2066		6,200	5,223
3.900% due 07/30/2039		2,900	2,933

			10,075

Total Spain (Cost $19,376)			11,635

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,078

Total Supranational (Cost $1,328)			1,078

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

UBS Group AG
2.193% due 06/05/2026 •		$2,500	2,326
3.091% due 05/14/2032 •		1,100	870
3.869% due 01/12/2029 •		400	363
6.246% due 09/22/2029 •		1,400	1,386
6.373% due 07/15/2026 •		1,200	1,196
6.442% due 08/11/2028 •		2,000	1,999
6.537% due 08/12/2033 •		2,400	2,373

Total Switzerland (Cost $10,593)			10,513

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	129

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		$600	$600

Total United Arab Emirates (Cost $592)			600

UNITED KINGDOM 7.3%

CORPORATE BONDS & NOTES 3.1%

Barclays PLC
4.375% due 01/12/2026		$480	460

Haleon U.K. Capital PLC
3.125% due 03/24/2025		1,900	1,825

HSBC Holdings PLC
2.804% due 05/24/2032 •		2,200	1,705
4.041% due 03/13/2028 •		2,300	2,130
4.300% due 03/08/2026		1,340	1,287
5.887% due 08/14/2027 •		900	889

Nationwide Building Society
2.972% due 02/16/2028 •		700	627

NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,492

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		6,000	5,989

Santander U.K. PLC
5.768% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,056

Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,263
6.187% due 07/06/2027 •		2,400	2,392
6.296% due 07/06/2034 •		2,400	2,318

			26,433

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

Business Mortgage Finance PLC
6.338% due 02/15/2041 •	GBP	36	44

EuroMASTR PLC
5.781% due 06/15/2040 •		176	203

Eurosail PLC
6.288% due 06/13/2045 •		633	763

Precise Mortgage Funding PLC
6.419% due 12/12/2055 •		1,869	2,283

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •		1,408	1,722

Ripon Mortgages PLC
5.919% due 08/28/2056 •		6,883	8,367

RMAC Securities PLC
5.755% due 06/12/2044 •		$140	135

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	2,985	3,644

Towd Point Mortgage Funding
6.304% due 10/20/2051 •		1,330	1,624
6.509% due 07/20/2045 •		3,102	3,785

Trinity Square PLC
6.000% due 07/15/2059 •		1,621	1,976

			24,546

SOVEREIGN ISSUES 1.3%

United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,580
1.125% due 01/31/2039		100	74
1.250% due 07/31/2051		5,700	3,164
1.500% due 07/31/2053		2,400	1,398
1.750% due 01/22/2049		1,900	1,278
4.250% due 12/07/2040		3,000	3,435

			10,929

Total United Kingdom (Cost $76,235)			61,908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 60.6%

ASSET-BACKED SECURITIES 2.3%

ACE Securities Corp. Home Equity Loan Trust
5.734% due 07/25/2036 •	$2,235	$820

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.304% due 07/25/2034 •	147	145

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •	1	1

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.553% due 02/25/2034 •	141	135

Bear Stearns Asset-Backed Securities Trust
6.234% due 09/25/2046 •	363	339

Citigroup Mortgage Loan Trust
5.494% due 07/25/2045 •	570	392
5.504% due 05/25/2037 •	67	44

Countrywide Asset-Backed Certificates Trust
6.114% due 12/25/2036 ^•	39	29

Credit Suisse First Boston Mortgage Securities Corp.
6.784% due 05/25/2044 •	413	415

Credit-Based Asset Servicing & Securitization LLC
5.554% due 07/25/2037 •	103	66

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •	3,700	3,594

GSAMP Trust
5.564% due 12/25/2046 •	1,071	568
5.914% due 09/25/2036 •	1,686	596

Home Equity Asset Trust
6.034% due 11/25/2032 «•	1	1

Merrill Lynch Mortgage Investors Trust
5.594% due 09/25/2037 •	105	21
5.674% due 02/25/2037 •	35	10

Morgan Stanley ABS Capital, Inc. Trust
5.534% due 07/25/2036 •	49	18

Morgan Stanley Home Equity Loan Trust
5.784% due 04/25/2037 •	1,022	530

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •	322	92
6.419% due 09/25/2046 ^þ	1,338	298

Option One Mortgage Loan Trust
5.654% due 04/25/2037 •	1,139	832
6.304% due 05/25/2035 •	1,743	1,409

People’s Choice Home Loan Securities Trust
6.784% due 01/25/2035 •	431	410

Popular ABS Mortgage Pass-Through Trust
5.744% due 06/25/2047 ^•	1,570	1,405

Securitized Asset-Backed Receivables LLC Trust
5.534% due 12/25/2036 «•	25	13
5.554% due 12/25/2036 ^•	27	6
5.564% due 05/25/2037 ^•	269	203

SMB Private Education Loan Trust
1.290% due 07/15/2053	1,057	941
6.547% due 07/15/2053 •	325	324
6.763% due 02/16/2055 •	2,221	2,207

Soundview Home Loan Trust
5.554% due 11/25/2036 •	27	7

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •	39	38

Terwin Mortgage Trust
6.374% due 11/25/2033 •	40	35

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035	500	491

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031	3,500	3,424

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •	37	14

		19,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.5%

7-Eleven, Inc.
0.800% due 02/10/2024		$1,700	$1,668

AbbVie, Inc.
1.500% due 11/15/2023	EUR	300	316

American Airlines Pass-Through Trust
3.600% due 04/15/2031		$656	571

Bayer U.S. Finance LLC
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~		1,200	1,201

Charter Communications Operating LLC
3.500% due 03/01/2042		2,000	1,237
3.700% due 04/01/2051		1,200	699
3.850% due 04/01/2061		400	224
3.950% due 06/30/2062		700	398
5.125% due 07/01/2049		800	584
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		800	803

Credit Suisse AG AT1 Claim ^		700	74

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	302

Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	800	945
2.900% due 02/16/2028		$300	256
3.370% due 11/17/2023		900	896
3.375% due 11/13/2025		400	371
4.125% due 08/17/2027		1,300	1,185
4.134% due 08/04/2025		200	190
4.511% due 11/15/2023 •	EUR	200	212
4.542% due 08/01/2026		$600	564
5.125% due 06/16/2025		800	775

GA Global Funding Trust
2.250% due 01/06/2027		900	789

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		600	554

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		2,000	1,941

Morgan Stanley
2.630% due 02/18/2026 •		2,200	2,095

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	3,917

Organon & Co.
2.875% due 04/30/2028	EUR	500	456

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	86
3.150% due 01/01/2026		100	93
3.500% due 06/15/2025		400	380
4.000% due 12/01/2046		200	127
4.200% due 03/01/2029		1,200	1,062
4.250% due 03/15/2046		100	66
4.550% due 07/01/2030		400	354

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,600	3,476

Southern California Edison Co.
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~		700	700

			29,567

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		1,560	1,562

CenturyLink, Inc.
7.681% due 03/15/2027		1,111	797

			2,359

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026		1,300	1,181

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%

Adjustable Rate Mortgage Trust
4.391% due 09/25/2035 ^~	$35	$30
5.879% due 07/25/2035 «~	15	13

American Home Mortgage Assets Trust
5.814% due 09/25/2046 ^•	469	443

Banc of America Funding Trust
4.083% due 10/20/2046 ^~	405	332
4.436% due 01/20/2047 ^~	54	49
5.093% due 11/20/2034 ~	195	185
5.500% due 09/25/2035 «	313	285
5.750% due 11/25/2035 «	131	117
6.000% due 08/25/2036 ^	59	51

Banc of America Mortgage Trust
5.127% due 09/25/2035 ^~	56	48
5.257% due 07/25/2035 ~	37	30

BCAP LLC Trust
4.514% due 01/26/2047 •	162	152
5.250% due 02/26/2036 ~	507	213

Bear Stearns Adjustable Rate Mortgage Trust
4.069% due 11/25/2034 ~	400	360
4.094% due 05/25/2034 «~	35	29
4.435% due 02/25/2034 ~	4	4
4.482% due 02/25/2033 «~	1	1
4.640% due 02/25/2036 ^~	82	74
4.717% due 05/25/2033 «~	23	21
4.996% due 05/25/2034 «~	75	67
5.027% due 10/25/2033 «~	19	18

Bear Stearns ALT-A Trust
4.034% due 11/25/2036 ^~	272	126
4.162% due 11/25/2035 ^~	22	17
4.216% due 08/25/2036 ^~	821	415
4.293% due 08/25/2036 ^~	38	25
4.491% due 11/25/2036 ^~	882	454

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~	40	29

BellaVista Mortgage Trust
5.942% due 05/20/2045 •	10	7

BIG Commercial Mortgage Trust
6.674% due 02/15/2039 •	3,500	3,445

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~	1,000	847

Chase Mortgage Finance Trust
4.526% due 07/25/2037 ~	59	46
4.961% due 02/25/2037 ~	83	81

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^«	34	27

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	6,065	4,614
3.000% due 11/27/2051 ~	3,998	3,174
5.282% due 08/25/2035 ~	38	36
6.150% due 09/25/2035 •	85	84

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.114% due 09/25/2035 ^~	470	416

Countrywide Alternative Loan Trust
5.250% due 06/25/2035 ^	82	61
5.719% due 09/20/2046 •	1,072	765
5.754% due 02/25/2047 •	171	153
5.774% due 05/25/2047 •	165	140
5.784% due 05/25/2037 ^•	331	100
5.834% due 06/25/2036 ^•	196	85
5.834% due 06/25/2037 •	484	425
5.854% due 05/25/2035 •	502	447
5.854% due 07/25/2046 ^•	25	20
5.854% due 07/25/2046 •	417	361
5.859% due 03/20/2046 •	29	23
5.954% due 07/25/2046 ^•	728	465
5.994% due 12/25/2035 •	21	18
6.026% due 08/25/2035 •	126	115
6.126% due 11/25/2035 •	209	176
6.250% due 08/25/2037 ^	308	160
6.500% due 08/25/2032 «	10	10
6.666% due 11/25/2035 •	149	128

Countrywide Home Loan Mortgage Pass-Through Trust
3.861% due 11/25/2034 ~	14	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.986% due 04/20/2036 ^«~	$2	$2
4.163% due 09/25/2047 ^~	216	189
6.014% due 04/25/2035 «•	19	17
6.074% due 03/25/2035 •	446	371
6.094% due 02/25/2035 •	76	68
6.114% due 02/25/2035 •	32	27
6.114% due 03/25/2036 «•	7	1
7.884% due 02/20/2036 ^•	88	75

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035 «	122	90

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	2	2

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	649	493
6.500% due 07/26/2036 ^	583	147

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^	213	171

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.534% due 10/25/2036 ^«•	26	19
6.800% due 07/25/2036 ^þ	176	140

Extended Stay America Trust
6.526% due 07/15/2038 •	3,517	3,490

First Horizon Alternative Mortgage Securities Trust
4.583% due 08/25/2035 ^~	226	198

GreenPoint Mortgage Funding Trust
5.794% due 01/25/2037 •	427	373
5.834% due 12/25/2046 ^•	578	525
5.854% due 04/25/2036 •	187	158
5.874% due 06/25/2045 •	91	85
5.974% due 11/25/2045 •	22	19

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~	10	9

GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)	65,000	239

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	757	575
2.500% due 04/25/2052 ~	933	709
3.000% due 08/26/2052 ~	3,717	2,951

GSR Mortgage Loan Trust
3.893% due 05/25/2035 ~	66	54
4.353% due 09/25/2035 ~	38	35
5.954% due 08/25/2046 •	461	115
6.780% due 03/25/2033 «•	13	12

HarborView Mortgage Loan Trust
4.188% due 07/19/2035 ^~	37	27
5.632% due 09/19/2037 •	402	339
5.922% due 03/19/2036 ^•	60	52
6.002% due 02/19/2036 •	217	108
6.062% due 11/19/2035 •	173	122
6.142% due 01/19/2035 •	15	13

Impac CMB Trust
6.094% due 03/25/2035 «•	9	9
6.214% due 10/25/2034 •	62	60

IndyMac INDA Mortgage Loan Trust
3.282% due 11/25/2035 ^~	157	121

IndyMac INDX Mortgage Loan Trust
3.697% due 08/25/2035 ~	107	79
3.913% due 12/25/2034 ~	40	37
5.854% due 05/25/2046 •	578	503
5.914% due 06/25/2037 •	213	193
5.934% due 02/25/2037 •	696	432
6.014% due 11/25/2036 ^•	183	166

JP Morgan Alternative Loan Trust
4.936% due 12/25/2035 ^~	1,083	798
5.500% due 11/25/2036 ^«~	8	3
5.914% due 10/25/2036 •	1,229	1,085

JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	2,707	2,060
3.000% due 01/25/2052 ~	6,483	5,163
3.000% due 03/25/2052 ~	5,760	4,573
3.000% due 04/25/2052 ~	5,514	4,391
3.000% due 05/25/2052 ~	8,507	6,775
3.741% due 07/27/2037 ~	338	305
4.027% due 11/25/2033 «~	30	28
4.198% due 02/25/2036 ^~	199	151
4.430% due 08/25/2035 ~	53	52
4.528% due 07/25/2035 ~	53	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.213% due 10/25/2035 ~	$51	$49
5.734% due 10/25/2035 •	1,161	831

Lehman XS Trust
6.074% due 11/25/2046 ^•	765	568

MASTR Adjustable Rate Mortgages Trust
5.644% due 04/25/2046 •	89	78
6.114% due 05/25/2047 ^•	1,500	1,224

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	414	45

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
4.150% due 06/25/2037 ~	71	64
4.415% due 06/25/2035 ~	69	65
4.929% due 02/25/2033 ~	26	24

Merrill Lynch Mortgage-Backed Securities Trust
3.725% due 04/25/2037 ^~	15	13

MF1 Ltd.
6.402% due 12/15/2034 •	3,100	3,033

MFA Trust
1.381% due 04/25/2065 ~	1,000	907
1.947% due 04/25/2065 ~	383	346

Morgan Stanley Bank of America Merrill Lynch Trust
0.516% due 05/15/2046 ~(a)	1,271	0

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,807	1,677
2.750% due 11/25/2059 ~	1,572	1,447

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~	136	76
5.181% due 08/25/2035 «~	27	26
5.820% due 03/25/2047 þ	200	185
6.138% due 03/25/2047 «þ	171	154
6.762% due 02/25/2036 ^~	58	48

OBX Trust
3.000% due 01/25/2052 ~	3,823	3,036

One New York Plaza Trust
6.397% due 01/15/2036 •	3,700	3,521

Residential Accredit Loans, Inc. Trust
4.256% due 08/25/2035 ^~	92	35
5.291% due 10/25/2037 ~	368	318
5.584% due 02/25/2047 •	779	279
5.854% due 04/25/2046 •	58	16
6.000% due 06/25/2036	356	276
6.000% due 06/25/2037 ^	214	157

Residential Asset Securitization Trust
6.500% due 08/25/2036 ^	656	186

Residential Funding Mortgage Securities, Inc. Trust
5.092% due 09/25/2035 ^~	137	91

Sequoia Mortgage Trust
5.424% due 04/20/2035 «~	19	18
6.139% due 07/20/2033 •	57	52

Structured Adjustable Rate Mortgage Loan Trust
4.872% due 04/25/2035 ~	414	372
5.874% due 05/25/2037 •	25	22
6.026% due 01/25/2035 ^•	14	12
6.177% due 04/25/2034 «~	24	23
6.379% due 02/25/2034 ~	30	28
7.404% due 10/25/2037 ^•	158	136

Structured Asset Mortgage Investments Trust
5.814% due 07/25/2046 ^•	421	293
5.854% due 04/25/2036 •	70	61
5.874% due 09/25/2047 •	49	40
5.894% due 05/25/2045 •	131	116
5.942% due 07/19/2035 •	39	37
6.022% due 07/19/2034 «•	2	2
6.054% due 12/25/2035 ^•	10	8
6.126% due 08/25/2047 ^•	746	621

Structured Asset Securities Corp. Mortgage Loan Trust
5.724% due 10/25/2036 •	847	706

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ	189	5

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•	683	590

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,618	1,397
2.710% due 01/25/2060 ~	1,312	1,212
2.900% due 10/25/2059 ~	5,587	5,127
6.434% due 05/25/2058 •	721	727

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	131

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UWM Mortgage Trust
3.000% due 01/25/2052 ~	$625	$496

WaMu Mortgage Pass-Through Certificates Trust
3.309% due 04/25/2037 ^~	461	398
3.527% due 12/25/2036 ^~	17	14
3.644% due 03/25/2036 ^~	486	415
3.649% due 02/25/2037 ^~	197	168
3.705% due 02/25/2037 ^~	130	108
3.968% due 12/25/2046 •	255	238
4.032% due 12/25/2035 ~	194	169
4.072% due 03/25/2035 «~	106	99
4.269% due 12/25/2046 •	131	113
4.271% due 05/25/2046 •	382	349
4.279% due 03/25/2034 ~	90	88
4.825% due 06/25/2033 «~	15	14
5.264% due 08/25/2034 ~	102	96
5.994% due 11/25/2045 •	119	106
6.014% due 07/25/2045 •	213	195
6.014% due 10/25/2045 •	36	33
6.026% due 06/25/2042 •	15	13
6.026% due 08/25/2042 •	17	16
6.054% due 01/25/2045 •	31	30
6.074% due 01/25/2045 •	30	28
6.126% due 11/25/2046 •	81	69
6.174% due 11/25/2034 •	269	251
6.414% due 11/25/2034 •	182	166

Washington Mutual Mortgage Pass-Through Certificates Trust
5.566% due 07/25/2046 ^•	277	168
5.596% due 05/25/2046 ^•	734	583
6.000% due 10/25/2035 ^	275	199

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	53	44

		94,130

U.S. GOVERNMENT AGENCIES 36.6%

Fannie Mae
3.000% due 03/01/2060	1,113	925
3.500% due 01/01/2059	2,326	1,981
3.621% due 12/01/2034 •	6	6
3.844% due 03/01/2033 •	15	15
4.776% due 09/01/2035 •	8	8
4.797% due 12/01/2036 •	4	4
5.248% due 06/01/2035 •	2	2
5.390% due 11/01/2034 •	140	143
5.462% due 07/25/2037 •	92	89
5.522% due 03/25/2034 •	1	1
5.629% due 06/01/2043 •	20	19
5.630% due 10/01/2044 •	19	18
5.829% due 06/25/2029 - 06/25/2036 •	29	28
6.000% due 04/25/2043 - 07/25/2044	236	232
6.500% due 06/25/2044	3	3

Freddie Mac
0.000% due 01/15/2038 ~(a)	414	18
4.051% due 11/01/2035 •	16	16
4.739% due 09/01/2035 •	2	2
4.828% due 01/15/2038 •	414	401
5.384% due 08/01/2035 •	2	2
5.559% due 08/25/2031 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.826% due 10/25/2044 •	$193	$174
5.878% due 12/15/2031 •	8	8
6.028% due 12/15/2037 •	88	87

Ginnie Mae
2.750% due 10/20/2029 •	3	3
3.000% due 07/20/2046 - 05/20/2047	26	24
6.000% due 08/20/2034	1,186	1,190

Ginnie Mae, TBA
3.000% due 10/01/2053	5,900	5,001

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	4,842	3,860
3.000% due 10/01/2049 - 06/01/2051	2,435	2,036
3.500% due 10/01/2034 - 07/01/2050	1,941	1,718
4.000% due 01/01/2048 - 06/01/2050	923	831
4.500% due 04/01/2053 - 07/01/2053	13,000	11,947
5.500% due 06/01/2053 - 09/01/2053	12,080	11,685

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053	20,480	18,254
4.500% due 10/01/2053 - 11/01/2053	46,000	42,252
5.000% due 10/01/2053 - 11/01/2053	24,500	23,117
5.500% due 11/01/2053	36,820	35,576
6.000% due 11/01/2053	75,900	74,874
6.500% due 10/01/2053 - 11/01/2053	75,900	76,247

		312,804

U.S. TREASURY OBLIGATIONS 6.8%

U.S. Treasury Bonds
1.625% due 11/15/2050	500	262
1.875% due 02/15/2041 (m)	100	65
4.000% due 11/15/2052 (m)	200	177

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (k)(m)	7,278	6,944
0.125% due 07/15/2031	3,079	2,616
0.125% due 01/15/2032	772	647
0.250% due 01/15/2025	8,002	7,698
0.500% due 01/15/2028 (k)	13,632	12,569
0.625% due 07/15/2032 (m)	526	459
1.125% due 01/15/2033	5,952	5,380
2.500% due 01/15/2029 (k)(m)	6,550	6,596
3.875% due 04/15/2029 (k)(m)	2,231	2,403

U.S. Treasury Notes
0.125% due 12/15/2023 (k)(m)	7,100	7,026
2.875% due 04/30/2025 (k)(m)	3,100	2,990
3.500% due 02/15/2033	1,400	1,285
4.000% due 02/29/2028 (m)	1,300	1,266

		58,383

Total United States (Cost $549,154)		518,297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.6%

COMMERCIAL PAPER 0.2%

Crown Castle, Inc.
6.050% due 10/05/2023		$1,900	$1,898

REPURCHASE AGREEMENTS (i) 0.0%
			294

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 -11/23/2023 (d)(e)(g)	ARS	86,399	118

HUNGARY TREASURY BILLS 0.4%
13.178% due 10/05/2023 (e)(f)	HUF	1,231,000	3,338

JAPAN TREASURY BILLS 12.2%
(0.156)% due 10/02/2023 -12/11/2023 (d)(e)	JPY	15,610,000	104,478

U.S. TREASURY BILLS 0.8%
5.451% due 10/19/2023 -12/28/2023 (b)(d)(e)(m)		$6,985	6,913

Total Short-Term Instruments (Cost $121,245)			117,039

Total Investments in Securities (Cost $1,228,951)			1,089,838

		SHARES
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short Asset Portfolio		66,551	644

PIMCO Short-Term Floating NAV Portfolio III		2,733,401	26,571

Total Short-Term Instruments (Cost $27,233)			27,215

Total Investments in Affiliates (Cost $27,233)			27,215

Total Investments 130.7% (Cost $1,256,184)			$1,117,053

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $10,688)			(1,921)

Other Assets and Liabilities, net (30.5)%			(260,742)

Net Assets 100.0%			$854,390

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,900	$1,719	0.20%
Deutsche Bank AG	3.035	05/28/2032	05/25/2021 - 05/27/2021	1,999	1,532	0.18
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	1,788	0.21

				$6,299	$5,039	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$294	U.S. Treasury Notes 5.000% due 08/31/2025	$(300)	$294	$294

Total Repurchase Agreements						$(300)	$294	$294

SHORT SALES:

Description	Coupon	Maturity Date	Notional Amount	Proceeds	Payable for Short Sales
United States (11.2)%
U.S. Government Agencies (11.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2038	$21,000	$(18,415)	$(18,012)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	89,550	(69,429)	(68,205)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2053	5,000	(4,107)	(3,969)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	6,900	(5,788)	(5,715)

Total Short Sales (11.2)%				$(97,739)	$(95,901)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$294	$0	$0	$294	$(300)	$(6)

Total Borrowings and Other Financing Transactions	$294	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(474) at a weighted average interest rate of 5.015%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	16	$16	$(5)	$(8)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	16	16	(5)	(3)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	12	30	(12)	(59)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	22	55	(18)	0

Total Written Options					$(40)	$(70)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	133

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	10	$	2,364	$(49)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	180		43,148	(138)	20	0
3-Month SOFR Active Contract March Futures	06/2024	623		147,378	(356)	8	0
3-Month SOFR Active Contract September Futures	12/2025	180		43,198	(139)	25	0
Canada Government 5-Year Bond December Futures	12/2023	23		1,828	(25)	5	0
Canada Government 10-Year Bond December Futures	12/2023	34		2,882	(63)	10	0
Euro-BTP December Futures	12/2023	160		18,562	(926)	245	(237)
Euro-Buxl 30-Year Bond December Futures	12/2023	17		2,199	(194)	51	(52)
Euro-Schatz December Futures	12/2023	670		74,370	(278)	145	(113)
Japan Government 10-Year Bond December Futures	12/2023	35		33,951	(250)	0	(77)
U.S. Treasury Long-Term Bond December Futures	12/2023	4		455	(25)	1	0

					$(2,443)	$510	$(479)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	720	$	(171,738)	$605	$0	$(45)
3-Month SOFR Active Contract June Futures	09/2024	66		(15,644)	98	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	197		(46,832)	276	0	(10)
Australia Government 3-Year Bond December Futures	12/2023	74		(5,012)	37	9	(3)
Australia Government 10-Year Bond December Futures	12/2023	253		(18,214)	490	154	0
Euro-Bobl December Futures	12/2023	783		(95,821)	1,061	596	(704)
Euro-Bund December Futures	12/2023	17		(2,312)	58	28	(28)
Euro-Oat December Futures	12/2023	279		(36,341)	1,042	457	(469)
U.S. Treasury 2-Year Note December Futures	12/2023	80		(16,217)	74	0	(8)
U.S. Treasury 5-Year Note December Futures	12/2023	896		(94,402)	758	0	(140)
U.S. Treasury 10-Year Note December Futures	12/2023	145		(15,669)	141	0	(29)
U.S. Treasury 10-Year Ultra December Futures	12/2023	84		(9,371)	199	0	(20)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	9		(1,068)	59	0	(3)
United Kingdom Long Gilt December Futures	12/2023	77		(8,846)	(78)	190	(120)

					$4,820	$1,434	$(1,580)

Total Futures Contracts					$2,377	$1,944	$(2,059)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	41,700	$454	$(162)	$292	$24	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		109,700	1,090	(8)	1,082	74	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	25,100	314	15	329	0	(56)

						$1,858	$(155)	$1,703	$98	$(56)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$	19,700	$278	$(11)	$267	$1	$(2)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		113,500	1,454	(57)	1,397	0	(21)

						$1,732	$(68)	$1,664	$1	$(23)

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026		GBP	3,100	$29	$12	$41	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029			13,100	343	45	388	0	(25)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034			42,100	1,223	(244)	979	0	(218)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054			3,500	175	(104)	71	0	(59)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028		INR	275,970	(41)	1	(40)	4	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033			171,510	52	(1)	51	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		JPY	4,030,000	50	(38)	12	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031			1,260,000	(126)	(403)	(529)	0	(25)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031			610,000	(203)	(58)	(261)	0	(14)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033			160,000	0	13	13	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039			1,050,000	19	941	960	48	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052			102,540	(9)	(110)	(119)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053			20,000	0	(11)	(11)	0	(2)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/20/2028		SGD	7,060	(124)	9	(115)	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028			11,500	(33)	124	91	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024	$		8,885	0	288	288	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024			39,500	382	1,561	1,943	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024			31,350	1,122	32	1,154	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024			20,700	0	(508)	(508)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024			21,300	0	(522)	(522)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024			15,500	(3)	678	675	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024			17,950	(2)	784	782	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025			59,500	(150)	1,277	1,127	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025			95,500	164	1,419	1,583	0	(20)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025			5,900	(2)	97	95	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025			9,280	40	208	248	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025			30,100	(10)	108	98	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025			135,339	179	1,237	1,416	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026			40,500	2	2,611	2,613	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026			83,900	(721)	9,808	9,087	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	05/31/2027			800	2	36	38	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027			17,100	653	1,592	2,245	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027			18,100	1,515	363	1,878	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.522	Annual	11/30/2027			9,950	0	(361)	(361)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027			20,300	0	(378)	(378)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	$		15,800	(216)	(75)	(291)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027			9,000	(2)	(92)	(94)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028			1,330	30	42	72	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028			4,400	(81)	(158)	(239)	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028			47,390	884	284	1,168	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029			3,060	(9)	(400)	(409)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029			33,400	(2,392)	(3,616)	(6,008)	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029			6,600	0	(327)	(327)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029			7,300	0	(191)	(191)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029			900	(6)	(55)	(61)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029			3,300	(21)	(194)	(215)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029			1,000	0	(61)	(61)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029			7,500	0	(435)	(435)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029			6,000	85	903	988	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030			1,500	(5)	(81)	(86)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030			900	(2)	(46)	(48)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030			1,100	0	(30)	(30)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030			5,900	5	(163)	(158)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030			6,100	0	(130)	(130)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030			2,300	(8)	(111)	(119)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030			600	(2)	(17)	(19)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030			200	(2)	11	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032			4,900	0	367	367	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032			5,300	0	200	200	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032			14,310	2,353	401	2,754	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032			18,700	(10)	1,929	1,919	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032			5,200	0	525	525	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032			9,000	0	899	899	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032			6,600	66	591	657	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032			9,200	0	914	914	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032			4,400	0	431	431	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032			6,000	0	572	572	0	(11)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	135

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.173%	Annual	11/15/2032	$		5,300	$(2)	$493	$491	$0	$(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032			4,500	0	417	417	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033			1,980	75	137	212	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033			1,600	(6)	(37)	(43)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033			2,100	(9)	(10)	(19)	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033			1,700	(7)	(9)	(16)	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033			100	0	(1)	(1)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033			24,738	(1,095)	(363)	(1,458)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052			12,100	3,056	1,683	4,739	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052			3,700	0	(701)	(701)	15	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053			600	0	(86)	(86)	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053			1,300	0	(170)	(170)	6	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.291	Annual	10/10/2053			1,300	0	(159)	(159)	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053			8,200	1,071	(51)	1,020	0	(39)
Pay(5)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		AUD	25,700	(86)	(141)	(227)	0	(79)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		CAD	18,400	0	(827)	(827)	3	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025			7,700	(62)	(365)	(427)	2	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028			8,350	(26)	400	374	0	(11)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029			19,300	181	(2,370)	(2,189)	28	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030			19,300	(366)	(2,292)	(2,658)	29	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033			4,400	2	314	316	0	(9)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048			2,400	79	(534)	(455)	10	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049			2,600	0	(538)	(538)	10	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		CHF	3,800	(8)	(211)	(219)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027			5,100	0	(297)	(297)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027			3,400	0	(193)	(193)	2	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		CNY	91,900	(76)	185	109	4	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028			50,500	5	(123)	(118)	0	(3)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028			75,400	53	3	56	5	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028		KRW	26,173,370	(231)	(42)	(273)	0	(4)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2033			98,590	0	(2)	(2)	0	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024		NZD	950	0	(15)	(15)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024			73,000	(185)	27	(158)	0	(11)
Pay(5)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025			34,500	(8)	(210)	(218)	0	(14)
Pay(5)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025			31,700	(36)	(120)	(156)	0	(13)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027			13,400	(60)	(299)	(359)	0	(22)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024		SEK	22,300	52	(106)	(54)	0	(1)
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026		THB	517,590	3	(58)	(55)	21	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027		AUD	8,900	(26)	(470)	(496)	0	(15)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030			5,900	(129)	902	773	20	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032			2,500	(3)	(41)	(44)	0	(8)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032			58,400	(52)	(621)	(673)	0	(191)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033			20,400	339	(827)	(488)	0	(105)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033			33,300	(546)	(764)	(1,310)	0	(179)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029		CZK	33,000	0	(179)	(179)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024		EUR	67,947	(251)	(532)	(783)	0	(19)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024			11,800	(23)	(84)	(107)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024			5,900	(11)	(43)	(54)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024			17,000	(39)	(121)	(160)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024			2,900	(8)	(15)	(23)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024			3,300	(6)	(20)	(26)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024			3,100	(6)	(18)	(24)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024			4,500	(11)	(32)	(43)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024			1,400	(3)	(10)	(13)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024			1,400	(5)	(46)	(51)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026			120,300	(132)	235	103	0	(44)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027			41,230	277	(399)	(122)	8	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027			2,100	(10)	(222)	(232)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			2,100	(8)	(199)	(207)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029			211,800	1,276	(1,682)	(406)	180	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033			18,240	(190)	427	237	18	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034			116,750	(1,307)	(2,122)	(3,429)	0	(56)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037			9,740	261	(1,593)	(1,332)	0	(8)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042			980	76	(235)	(159)	0	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050			650	0	334	334	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052			900	0	552	552	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054			29,300	306	1,370	1,676	0	(93)

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month HUF-BBR	1.500%	Annual	03/20/2024	HUF	464,500	$(18)	$(41)	$(59)	$0	$(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(475)	(472)	4	0
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	131,500	(179)	(1,238)	(1,417)	64	0
Pay(5)	CAONREPO Index	4.600	Annual	08/30/2025		39,900	6	(78)	(72)	17	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		7,900	(137)	(310)	(447)	20	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,000	(53)	(32)	(85)	6	0

							$6,898	$7,093	$13,991	$812	$(1,776)

Total Swap Agreements							$10,488	$6,870	$17,358	$911	$(1,855)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$ 1,944	$ 914	$ 2,858	$ (70)	$ (2,059)	$ (1,855)	$ (3,984)

(k)

Securities with an aggregate market value of $13,539 and cash of $13,374 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $3 for closed swap agreements is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024		$3,865	CNH	27,855	$0	$(12)

BOA	10/2023	CHF	7,715		$8,419	0	(9)
	10/2023	DKK	70,253		10,281	323	0
	10/2023	EUR	6,085		6,426	0	(8)
	10/2023	MXN	603		35	0	0
	10/2023		$33,552	CAD	45,669	72	0
	10/2023		10,108	DKK	71,379	11	0
	10/2023		766	MYR	3,574	0	(2)
	10/2023		960	NZD	1,610	5	0
	11/2023	CLP	8,012		$9	0	0
	11/2023	DKK	71,268		10,108	0	(11)
	11/2023	NZD	1,610		960	0	(5)
	11/2023		$8,419	CHF	7,691	9	0
	11/2023		6,434	EUR	6,085	8	0
	11/2023		1,232	ZAR	23,568	8	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	137

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2023	JPY	1,700,000		$11,854	$365	$0
	12/2023	KRW	4,119,329		3,101	43	0
	12/2023		$996	INR	82,916	0	(2)
	02/2024		17,418	CNY	123,103	0	(348)
	03/2024	CNH	5,691		$788	1	0
	03/2024		$5,253	CNH	38,047	14	(5)

BPS	10/2023	AUD	542		$349	0	0
	10/2023	BRL	9,601		1,917	7	0
	10/2023	CAD	821		607	2	0
	10/2023	DKK	76,533		11,187	338	0
	10/2023	EUR	245,508		260,157	598	(5)
	10/2023	KRW	3,709,760		2,800	56	0
	10/2023	NZD	5,136		3,059	0	(19)
	10/2023	TWD	169,025		5,300	47	0
	10/2023		$1,950	BRL	9,601	0	(40)
	10/2023		1,746	COP	6,961,784	0	(51)
	10/2023		699	EUR	655	0	(6)
	10/2023		3,297	GBP	2,666	0	(44)
	10/2023		3,100	IDR	47,605,407	0	(25)
	10/2023		3,500	INR	290,748	0	(4)
	10/2023		2,088	JPY	307,000	0	(34)
	10/2023		4,133	MYR	19,371	8	0
	10/2023		5,934	SEK	64,418	0	(38)
	10/2023		7,087	THB	252,558	0	(141)
	11/2023	EUR	2,297		$2,437	6	0
	11/2023	KRW	337,401		250	0	0
	11/2023		$259,107	EUR	244,211	0	(597)
	11/2023		1,984	MXN	34,894	3	0
	12/2023	KRW	7,216,087		$5,441	84	0
	02/2024		$30,927	CNY	219,539	0	(484)
	03/2024	CNH	51,628		$7,163	22	0
	03/2024	IDR	14,426,514		941	11	0
	03/2024	TWD	80,645		2,560	25	0
	03/2024		$3,891	CNH	28,000	0	(18)
	03/2024		795	IDR	12,258,452	0	(5)

BRC	10/2023	AUD	791		$507	0	(2)
	10/2023	BRL	2,146		441	14	0
	10/2023	JPY	4,220,000		29,692	1,427	0
	10/2023	SEK	64,181		5,864	0	(11)
	10/2023		$429	BRL	2,146	0	(2)
	11/2023	AUD	615		$392	0	(3)
	11/2023	JPY	4,030,000		28,051	864	0
	11/2023		$5,864	SEK	64,104	11	0
	12/2023	INR	43,422		$520	0	(1)
	12/2023	JPY	2,240,000		15,447	289	0
	01/2024		$3,074	PLN	13,440	0	(11)
	04/2024	JPY	940,023		$7,689	1,209	0
	05/2024		420,000		3,397	488	0

CBK	10/2023	AUD	2,413		1,555	3	0
	10/2023	NOK	7,861		732	0	(3)
	10/2023		$3	CLP	2,678	0	0
	11/2023	GBP	803		$984	5	0
	11/2023	ILS	31,012		9,267	1,115	0
	11/2023	PEN	2,767		744	15	0
	11/2023		$1,232	CLP	1,057,046	0	(46)
	11/2023		732	NOK	7,854	3	0
	12/2023	KRW	97,235		$73	1	0
	12/2023	MXN	7,638		438	5	0
	12/2023		$2	KRW	2,167	0	0
	12/2023		5,022	MXN	87,388	0	(68)

DUB	10/2023	JPY	4,314,476		$29,019	148	0
	10/2023		$148	CAD	200	0	(1)
	10/2023		2,445	CZK	56,161	0	(13)
	10/2023		4,021	THB	142,990	0	(89)
	11/2023	EUR	1,297		$1,378	5	0
	11/2023		$29,019	JPY	4,294,015	0	(147)
	11/2023		992	RON	4,630	0	(9)
	12/2023	ILS	1,473		$387	0	(1)
	12/2023	KRW	2,746,493		2,071	32	0

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2024		$2,513	CNH	18,108	$0	$(8)

FAR	10/2023	BRL	9,367		$1,926	63	0
	10/2023		$1,871	BRL	9,367	0	(7)
	11/2023		1,926		9,408	0	(63)

GLM	10/2023	BRL	2,164		$432	2	0
	10/2023	CAD	12,008		8,874	33	0
	10/2023	MXN	20,089		1,155	3	0
	10/2023	MYR	449		96	0	0
	10/2023		$446	BRL	2,164	0	(15)
	10/2023		1,839	MXN	31,708	0	(20)
	10/2023		198	ZAR	3,799	2	0
	11/2023		3,906	BRL	19,587	0	(26)
	12/2023	MXN	82,336		$4,746	78	0
	12/2023		$1,033	MXN	17,998	0	(13)
	01/2024	BRL	14,189		$2,814	23	0
	03/2024	CNH	32,235		4,462	4	0
	03/2024	IDR	838,203		54	0	0
	03/2024		$1,632	CNH	11,774	0	(3)
	03/2024		1,071	IDR	16,438,668	0	(11)

JPM	10/2023	CAD	981		$730	7	0
	10/2023	NOK	52,983		4,913	0	(40)
	10/2023		$8,139	CNY	58,502	5	0
	10/2023		10,658	DKK	75,384	28	0
	10/2023		8,406	MXN	147,589	45	0
	11/2023	DKK	75,267		$10,658	0	(28)
	11/2023	MXN	40		2	0	0
	11/2023		$4,913	NOK	52,940	40	0
	11/2023		239	ZAR	4,578	2	0
	12/2023	TWD	63,527		$2,009	28	0
	12/2023		$1,742	INR	144,993	1	(5)
	12/2023		3,494	SGD	4,740	0	(14)
	02/2024	CNY	58,245		$8,139	62	0
	03/2024	IDR	1,284,154		83	0	0
	10/2024	JPY	800,000		6,444	770	0

MBC	10/2023	CAD	32,880		24,317	109	0
	10/2023	EUR	5,108		5,485	84	0
	10/2023	HUF	4,918		13	0	0
	10/2023	JPY	3,530,400		25,990	2,318	0
	10/2023	NZD	317		189	0	(1)
	10/2023		$275,432	EUR	254,749	0	(6,099)
	10/2023		18,093	GBP	14,382	0	(545)
	10/2023		2,271	NZD	3,843	33	0
	10/2023		780	THB	28,082	0	(8)
	11/2023		23,717	CAD	32,057	0	(105)
	12/2023	ILS	2,174		$571	0	(1)
	12/2023	KRW	579,381		432	2	0
	01/2024		$269	HUF	98,630	0	(5)
	03/2024	IDR	1,564,131		$101	1	0
	03/2024	JPY	840,021		6,869	1,107	0
	10/2024		760,000		6,094	704	0

MYI	10/2023	AUD	12,137		7,785	0	(19)
	10/2023	MYR	1,621		347	1	0
	10/2023		$2,175	AUD	3,371	0	(8)
	10/2023		607	CAD	820	0	(4)
	10/2023		34,622	JPY	5,002,900	0	(1,145)
	11/2023	CAD	820		$607	4	0
	11/2023		$7,793	AUD	12,137	18	0
	12/2023	KRW	12,053,243		$9,084	136	0
	02/2024		$18,155	CNY	128,544	0	(329)
	03/2024		3,686	CNH	26,581	0	(10)
	03/2024		8,420	IDR	129,561,871	0	(68)

NGF	10/2023	JPY	15,786,715		$106,201	561	0
	10/2023	THB	123,435		3,360	0	(35)
	11/2023		$106,201	JPY	15,711,949	0	(557)
	12/2023		4,255	INR	351,119	0	(46)
	03/2024	TWD	68,655		$2,184	26	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	139

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RBC	10/2023		$68,373	JPY	9,909,505	$0	$(2,062)
	12/2023		2,431	MXN	43,168	22	0

SCX	10/2023		7,787	CNY	56,116	0	(9)
	10/2023		1,067	MYR	4,975	0	(3)
	12/2023	TWD	33,980		$1,079	20	0
	12/2023		$1,432	INR	119,270	0	(2)
	02/2024	CNY	55,875		$7,787	39	0
	02/2024		$43	CNY	306	0	(1)
	03/2024	TWD	43,780		$1,387	11	0
	03/2024		$3,498	CNH	25,325	4	0
	03/2024		700	IDR	10,727,685	0	(9)

SSB	10/2023	AUD	615		$392	0	(3)
	10/2023	BRL	4		1	0	0
	10/2023		$5,743	NOK	60,839	0	(55)
	11/2023		1	BRL	4	0	0
	12/2023	KRW	147,944		$111	1	0

TOR	10/2023	GBP	17,048		20,710	0	(90)
	10/2023	JPY	2,626,450		17,615	40	0
	10/2023		$52,967	JPY	7,743,965	0	(1,147)
	11/2023		20,713	GBP	17,048	91	0
	11/2023		18,458	JPY	2,738,944	0	(42)
	11/2023		739	MXN	12,816	0	(7)
	12/2023		859	INR	71,712	1	0
	03/2024		1,696	CNH	12,248	0	(2)

UAG	10/2023	AUD	4,275		$2,744	0	(5)
	10/2023		$10,787	AUD	16,788	19	(13)
	10/2023		8,801	CHF	7,714	0	(373)
	10/2023		2	CZK	53	0	0
	11/2023		2,747	AUD	4,275	5	0
	11/2023		22	SEK	236	0	0
	12/2023	KRW	2,874,382		$2,170	36	0

Total Forward Foreign Currency Contracts						$14,289	$(15,381)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	2,889	$30	$24

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	19,200	$38	$79
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	5,500	157	896

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	13,800	38	58

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	24,500	37	32

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	24,400	38	32

JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	28,300	36	37

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	26,500	36	34

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	72,900	179	311

							$559	$1,479

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$182	$1,166

Total Purchased Options						$771	$2,669

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	2,889	$(15)	$(4)
	Put - OTC USD versus MXN		16.600	12/08/2023	2,889	(9)	(5)

						$(24)	$(9)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	3,100	$ (10)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	3,100	(10)	(50)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	49,000	(158)	(1,374)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	19,200	(19)	(40)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,200	(4)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	900	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	900	(4)	(5)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(1,076)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	500	(1)	(2)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,900	(11)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,900	(11)	(46)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	13,800	(21)	(29)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	1,400	(11)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	1,400	(11)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,400	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,400	(5)	(27)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,400	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,400	(9)	(34)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,200	(8)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,200	(8)	(28)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,500	(11)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,500	(11)	(33)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,400	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,400	(10)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,500	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,500	(10)	(31)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,800	(12)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,800	(12)	(42)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,300	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,300	(9)	(32)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,400	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,400	(9)	(37)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	3,700	(13)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	3,700	(13)	(61)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	2,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	2,000	(6)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	4,200	(33)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	4,200	(33)	(94)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,500	(11)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,500	(11)	(33)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	800	(3)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	600	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	600	(3)	(3)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(9)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	5,500	(16)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	5,500	(13)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	2,400	(9)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	2,400	(9)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	600	(2)	(3)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	141

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993%	10/11/2023	1,100	$(7)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	1,100	(7)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	900	(3)	(9)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,000	(19)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,000	(19)	(68)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,200	(14)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,200	(14)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	2,300	(18)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	2,300	(18)	(49)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	2,200	(17)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	2,200	(17)	(46)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	72,900	(91)	(152)

							$(1,156)	$(3,655)

Total Written Options							$(1,180)	$(3,664)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$1,900	$(46)	$65	$19	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	1,300	(32)	45	13	0

							$(78)	$110	$32	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 14,200	$	10,698	$68	$(49)	$19	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400		7,176	2	16	18	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600		7,314	(40)	18	0	(22)

								$30	$(15)	$37	$(22)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	47,580	$166	$10	$176	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		20,930	132	19	151	0

								$298	$29	$327	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$21,600	$261	$356	$617	$0

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$8,400	$105	$87	$192	$0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	2,700	33	76	109	0

								$399	$519	$918	$0

Total Swap Agreements								$649	$643	$1,314	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$19	$19	$(12)	$0	$0	$(12)	$7	$0	$7
BOA	859	975	0	1,834	(390)	(1,464)	0	(1,854)	(20)	0	(20)
BPS	1,207	1,166	617	2,990	(1,511)	(1,098)	0	(2,609)	381	(270)	111
BRC	4,302	0	19	4,321	(30)	(2)	0	(32)	4,289	(3,940)	349
CBK	1,147	0	31	1,178	(117)	0	0	(117)	1,061	(1,260)	(199)
DUB	185	82	0	267	(268)	(84)	0	(352)	(85)	0	(85)
FAR	63	32	0	95	(70)	(60)	0	(130)	(35)	0	(35)
GLM	145	32	0	177	(88)	(503)	(22)	(613)	(436)	308	(128)
GST	0	0	327	327	0	0	0	0	327	(340)	(13)
JPM	988	37	192	1,217	(87)	(47)	0	(134)	1,083	(1,043)	40
MBC	4,358	0	0	4,358	(6,764)	0	0	(6,764)	(2,406)	3,039	633
MYC	0	34	109	143	0	(36)	0	(36)	107	0	107
MYI	159	0	0	159	(1,583)	0	0	(1,583)	(1,424)	1,386	(38)
NGF	587	311	0	898	(638)	(370)	0	(1,008)	(110)	0	(110)
RBC	22	0	0	22	(2,062)	0	0	(2,062)	(2,040)	2,148	108
SCX	74	0	0	74	(24)	0	0	(24)	50	0	50
SSB	1	0	0	1	(58)	0	0	(58)	(57)	0	(57)
TOR	132	0	0	132	(1,288)	0	0	(1,288)	(1,156)	905	(251)
UAG	60	0	0	60	(391)	0	0	(391)	(331)	266	(65)

Total Over the Counter	$14,289	$2,669	$1,314	$18,272	$(15,381)	$(3,664)	$(22)	$(19,067)

(m)

Securities with an aggregate market value of $8,052 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	143

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,944	$1,944
Swap Agreements	0	102	0	0	812	914

	$0	$102	$0	$0	$2,756	$2,858

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,289	$0	$14,289
Purchased Options	0	0	0	24	2,645	2,669
Swap Agreements	0	32	0	37	1,245	1,314

	$0	$32	$0	$14,350	$3,890	$18,272

	$0	$134	$0	$14,350	$6,646	$21,130

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	2,059	2,059
Swap Agreements	0	79	0	0	1,776	1,855

	$0	$79	$0	$0	$3,905	$3,984

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,381	$0	$15,381
Written Options	0	0	0	9	3,655	3,664
Swap Agreements	0	0	0	22	0	22

	$0	$0	$0	$15,412	$3,655	$19,067

	$0	$79	$0	$15,412	$7,560	$23,051

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$133	$133
Futures	0	0	0	0	9,214	9,214
Swap Agreements	0	(1,540)	0	0	(6,017)	(7,557)

	$0	$(1,540)	$0	$0	$3,330	$1,790

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,099)	$0	$(2,099)
Written Options	0	0	0	0	444	444
Swap Agreements	0	434	0	0	1,270	1,704

	$0	$434	$0	$(2,099)	$1,714	$49

	$0	$(1,106)	$0	$(2,099)	$5,044	$1,839

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(43)	$(43)
Futures	0	0	0	0	941	941
Swap Agreements	0	974	0	0	594	1,568

	$0	$974	$0	$0	$1,492	$2,466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,453)	$0	$(16,453)
Purchased Options	0	0	0	(6)	805	799
Written Options	0	0	0	14	(831)	(817)
Swap Agreements	0	(430)	0	14	1,359	943

	$0	$(430)	$0	$(16,431)	$1,333	$(15,528)

	$0	$544	$0	$(16,431)	$2,825	$(13,062)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$200	$0	$200
Australia
Non-Agency Mortgage-Backed Securities	0	349	0	349
Sovereign Issues	0	14,677	0	14,677
Brazil
Sovereign Issues	0	2,321	0	2,321
Canada
Corporate Bonds & Notes	0	870	0	870
Non-Agency Mortgage-Backed Securities	0	2,095	0	2,095
Sovereign Issues	0	980	0	980
Cayman Islands
Asset-Backed Securities	0	55,293	0	55,293
Corporate Bonds & Notes	0	2,961	0	2,961
Sovereign Issues	0	802	0	802
China
Sovereign Issues	0	50,304	0	50,304
Denmark
Corporate Bonds & Notes	0	23,453	0	23,453
France
Corporate Bonds & Notes	0	10,056	0	10,056
Sovereign Issues	0	18,905	0	18,905
Germany
Corporate Bonds & Notes	0	18,275	0	18,275
Hungary
Sovereign Issues	0	1,368	0	1,368
Ireland
Asset-Backed Securities	0	13,125	0	13,125
Corporate Bonds & Notes	0	1,429	0	1,429
Non-Agency Mortgage-Backed Securities	0	2,579	0	2,579
Israel
Sovereign Issues	0	11,137	0	11,137
Italy
Corporate Bonds & Notes	0	6,621	0	6,621
Sovereign Issues	0	1,374	0	1,374
Japan
Corporate Bonds & Notes	0	880	0	880
Sovereign Issues	0	63,626	0	63,626
Malaysia
Corporate Bonds & Notes	0	1,157	0	1,157
Mexico
Sovereign Issues	0	463	0	463
New Zealand
Sovereign Issues	0	779	0	779
Norway
Sovereign Issues	0	1,294	0	1,294
Peru
Sovereign Issues	0	2,091	0	2,091
Poland
Sovereign Issues	0	3,154	0	3,154
Qatar
Corporate Bonds & Notes	0	482	0	482
Republic of Korea
Sovereign Issues	0	3,124	0	3,124
Romania
Sovereign Issues	0	8,166	0	8,166
Saudi Arabia
Corporate Bonds & Notes	0	643	0	643
Sovereign Issues	0	5,498	0	5,498
Serbia
Sovereign Issues	0	1,474	0	1,474
South Korea

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Sovereign Issues	$0	$36,763	$0	$36,763
Spain
Corporate Bonds & Notes	0	1,560	0	1,560
Sovereign Issues	0	10,075	0	10,075
Supranational
Corporate Bonds & Notes	0	1,078	0	1,078
Switzerland
Corporate Bonds & Notes	0	10,513	0	10,513
United Arab Emirates
Corporate Bonds & Notes	0	600	0	600
United Kingdom
Corporate Bonds & Notes	0	26,433	0	26,433
Non-Agency Mortgage-Backed Securities	0	24,546	0	24,546
Sovereign Issues	0	10,929	0	10,929
United States
Asset-Backed Securities	0	19,859	14	19,873
Corporate Bonds & Notes	0	29,567	0	29,567
Loan Participations and Assignments	0	2,359	0	2,359
Municipal Bonds & Notes	0	1,181	0	1,181
Non-Agency Mortgage-Backed Securities	0	92,167	1,963	94,130
U.S. Government Agencies	0	312,804	0	312,804
U.S. Treasury Obligations	0	58,383	0	58,383
Short-Term Instruments
Commercial Paper	0	1,898	0	1,898
Repurchase Agreements	0	294	0	294
Argentina Treasury Bills	0	118	0	118
Hungary Treasury Bills	0	3,338	0	3,338
Japan Treasury Bills	0	104,478	0	104,478
U.S. Treasury Bills	0	6,913	0	6,913

	$0	$1,087,861	$1,977	$1,089,838

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,215	$0	$0	$27,215

Total Investments	$27,215	$1,087,861	$1,977	$1,117,053

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(95,901)	$0	$(95,901)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,890	965	0	2,855
Over the counter	0	18,272	0	18,272

	$1,890	$19,237	$0	$21,127

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,803)	(2,181)	0	(3,984)
Over the counter	0	(19,067)	0	(19,067)

	$(1,803)	$(21,248)	$0	$(23,051)

Total Financial Derivative Instruments	$87	$(2,011)	$0	$(1,924)

Totals	$27,302	$989,949	$1,977	$1,019,228

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	145

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

146	PIMCO INTERNATIONAL BOND FUNDS

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(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Bond Fund	Daily	Monthly

PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly

PIMCO Emerging Markets Currency and Short-Term Investments Fund	Daily	Monthly

PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly

PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Daily	Monthly

PIMCO International Bond Fund (Unhedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	147

Notes to Financial Statements	(Cont.)

that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets

148	PIMCO INTERNATIONAL BOND FUNDS

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attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

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Notes to Financial Statements	(Cont.)

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other

150	PIMCO INTERNATIONAL BOND FUNDS

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assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value

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changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also

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available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2023 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$61,092	$10,493	$(14,846)	$(641)	$(1,729)	$54,369	$1,782	$0

PIMCO Emerging Markets Corporate Bond Fund	58,809	2,308	(8,238)	(1,036)	(733)	51,110	1,317	0

PIMCO Emerging Markets Local Currency and Bond Fund	128,517	5,265	(29,952)	(6,383)	3,152	100,599	3,107	0

PIMCO Short-Term Floating NAV Portfolio III	3,532	57,046	(45,900)	2	(8)	14,672	245	0

Totals	$251,950	$75,112	$(98,936)	$(8,058)	$682	$220,750	$6,451	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$21,997	$577	$0	$0	$183	$22,757	$577	$0

PIMCO Global Advantage® Strategy Bond Fund	221	6	(1)	0	2	228	6	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	562	15	0	0	5	582	15	0

PIMCO International Bond Fund (Unhedged)	623	016	0	0	5	644	16	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$2,664	$1,030,291	$(1,030,100)	$(40)	$(1)	$2,814	$1,091	$0

PIMCO Emerging Markets Corporate Bond Fund	4,884	19,798	(21,500)	0	(1)	3,181	98	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	191	5	0	0	0	196	5	0

PIMCO Global Advantage® Strategy Bond Fund	2,843	66,730	(54,601)	5	(4)	14,973	229	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	102,838	640,268	(597,599)	69	(82)	145,494	3,669	0

PIMCO International Bond Fund (Unhedged)	34,343	210,061	(217,829)	6	(10)	26,571	1,133	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations  in which a Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified

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return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening

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or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified

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institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary

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settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of

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Notes to Financial Statements	(Cont.)

the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

Straddle Options (“Straddle”) are investment strategies that use combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure

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Notes to Financial Statements	(Cont.)

value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name

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has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

Allocation	—	—	—	X	—	—	—

Acquired Fund	—	—	—	X	—	—	—

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Distressed Company	—	—	—	X	—	—	—

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Commodity	—	—	—	X	—	—	—

Equity	X	—	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Real Estate	X	X	X	X	—	—	—

Emerging Markets	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Smaller Company	—	—	—	X	—	—	—

Leveraging	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	X	—

Management	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

Tax	—	—	—	X	—	—	—

Subsidiary	—	—	—	X	—	—	—

Value Investing	—	—	—	X	—	—	—

Arbitrage	—	—	—	X	—	—	—

Convertible Securities	—	—	—	X	—	—	—

Exchange-Traded Fund	—	—	—	X	—	—	—

LIBOR Transition	X	—	X	X	X	X	X

Contingent Convertible Securities	—	X	—	—	—	—	—

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and

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improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk  is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

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Notes to Financial Statements	(Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

164	PIMCO INTERNATIONAL BOND FUNDS

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Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy- related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have

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significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of

166	PIMCO INTERNATIONAL BOND FUNDS

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forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.58%	(1)	N/A	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.50%	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.45%	0.40%	0.50%	N/A		N/A	0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.54%	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Global Advantage® Strategy Bond Fund	0.35%	0.30%	N/A	N/A		N/A	0.45%	N/A
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	N/A		0.30%	0.40%	0.40%
PIMCO International Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C

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Notes to Financial Statements	(Cont.)

shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

168	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2023	(Unaudited)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Emerging Markets Bond Fund and PIMCO International Bond Fund (Unhedged). This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Fund Name	Waived Fees

PIMCO Emerging Markets Bond Fund	$3

PIMCO Emerging Markets Full Spectrum Bond Fund	293

PIMCO International Bond Fund (Unhedged)	22

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described below are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2024, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, to the extent the Fund’s advisory fee or advisory fee and supervisory and administrative fee taken together are greater than or equal to the advisory fees and supervisory and administrative fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount waived was $684,413.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$198,194	$172,776	$165,699	$1,210,529

PIMCO Emerging Markets Corporate Bond Fund	16,117	12,697	8,597	14,763

PIMCO Emerging Markets Currency and Short-Term Investments Fund	30,976	10,633	142,627	116,618

PIMCO Emerging Markets Full Spectrum Bond Fund	11,696	5,104	19,113	57,849

PIMCO Global Advantage® Strategy Bond Fund	1,052,174	1,000,186	27,947	24,156

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	3,177,333	3,107,026	105,254	56,915

PIMCO International Bond Fund (Unhedged)	2,979,005	2,820,471	80,713	83,034

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	19,553	$156,617	130,013	$1,065,846	897	$7,902	4,778	$42,313

I-2	5,360	42,737	27,457	222,617	N/A	N/A	N/A	N/A

I-3	289	2,316	1,069	8,867	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,799	14,476	8,760	71,110	N/A	N/A	N/A	N/A

Class C	30	248	92	756	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	5,363	42,848	18,123	146,630	224	1,963	384	3,378

I-2	1,626	12,965	5,212	42,184	N/A	N/A	N/A	N/A

I-3	53	422	94	760	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	460	3,670	1,221	9,880	N/A	N/A	N/A	N/A

Class C	16	125	45	367	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(148,881)	(1,198,319)	(190,547)	(1,577,359)	(2,018)	(17,819)	(6,950)	(61,130)

I-2	(31,772)	(254,093)	(33,684)	(275,680)	N/A	N/A	N/A	N/A

I-3	(299)	(2,391)	(604)	(4,920)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(2,755)	(22,137)	(12,119)	(99,093)	N/A	N/A	N/A	N/A

Class C	(107)	(857)	(316)	(2,599)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(149,265)	$(1,201,373)	(45,184)	$(390,634)	(897)	$(7,954)	(1,788)	$(15,439)

170	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2023	(Unaudited)

	PIMCO Emerging Markets Currency and Short-Term Investments Fund				PIMCO Emerging Markets Full Spectrum Bond Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	12,563	$94,533	24,212	$180,467	5,333	$32,098	13,693	$80,444

I-2	654	4,880	859	6,270	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	120	901	550	4,007	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,784	20,706	2,696	19,749	1,246	7,427	2,330	13,642

I-2	24	179	10	70	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	40	298	37	270	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(24,169)	(179,893)	(32,568)	(239,925)	(10,821)	(64,824)	(12,043)	(69,447)

I-2	(884)	(6,574)	(361)	(2,641)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(413)	(3,096)	(330)	(2,422)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(9,281)	$(68,066)	(4,895)	$(34,155)	(4,242)	$(25,299)	3,980	$24,639

	PIMCO Global Advantage® Strategy Bond Fund				PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,125	$20,692	4,146	$41,365	16,167	$148,510	21,335	$200,870

I-2	N/A	N/A	N/A	N/A	2,522	23,179	6,774	64,621

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	9	82	477	4,617

Class A	282	2,749	1,394	14,019	1,448	13,297	2,684	25,717

Class C	N/A	N/A	N/A	N/A	166	1,512	34	323
Issued as reinvestment of distributions

Institutional Class	498	4,850	1,295	12,842	932	8,544	4,812	44,580

I-2	N/A	N/A	N/A	N/A	67	615	500	4,629

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	7	68	90	835

Class A	33	320	74	731	68	620	387	3,579

Class C	N/A	N/A	N/A	N/A	3	25	26	238
Cost of shares redeemed

Institutional Class	(1,726)	(16,751)	(7,240)	(72,265)	(8,306)	(76,140)	(17,441)	(166,510)

I-2	N/A	N/A	N/A	N/A	(2,998)	(27,606)	(4,481)	(42,095)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	(951)	(8,757)	(421)	(4,034)

Class A	(443)	(4,313)	(405)	(3,985)	(948)	(8,713)	(1,421)	(13,543)

Class C	N/A	N/A	N/A	N/A	(63)	(574)	(141)	(1,337)

Net increase (decrease) resulting from Fund share transactions	769	$7,547	(736)	$(7,293)	8,123	$74,662	13,214	$122,490

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	171

Notes to Financial Statements	(Cont.)

	PIMCO International Bond Fund (Unhedged)

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7,982	$60,153	37,020	$287,231

I-2	7,918	59,262	10,949	84,626

I-3	1,474	11,037	3,484	27,185

Administrative Class	112	861	986	7,894

Class A	2,383	17,574	3,475	27,461

Class C	28	223	65	484
Issued as reinvestment of distributions

Institutional Class	974	7,260	2,057	15,763

I-2	609	4,530	1,023	7,817

I-3	214	1,593	512	3,918

Administrative Class	37	278	84	646

Class A	196	1,456	384	2,937

Class C	5	36	9	72
Cost of shares redeemed

Institutional Class	(14,747)	(110,136)	(67,725)	(528,256)

I-2	(4,352)	(32,184)	(10,536)	(82,560)

I-3	(4,645)	(35,477)	(5,111)	(39,738)

Administrative Class	(795)	(5,998)	(1,442)	(10,857)

Class A	(1,545)	(11,582)	(5,153)	(40,095)

Class C	(47)	(352)	(145)	(1,148)

Net increase (decrease) resulting from Fund share transactions	(4,199)	$(31,466)	(30,064)	$(236,620)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Emerging Markets Bond Fund	0	1	0%	21%

PIMCO Emerging Markets Corporate Bond Fund	0	1	0%	61%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	2	0%	81%

PIMCO Emerging Markets Full Spectrum Bond Fund	1	0	40%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax

172	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2023	(Unaudited)

authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Fund	$135,651	$396,083

PIMCO Emerging Markets Corporate Bond Fund	21,554	56,086

PIMCO Emerging Markets Currency and Short-Term Investments Fund	363,459	286,812

PIMCO Emerging Markets Full Spectrum Bond Fund	4,389	66,451

PIMCO Global Advantage® Strategy Bond Fund	501	1,279

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	0

PIMCO International Bond Fund (Unhedged)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Emerging Markets Bond Fund	$2,176,221	$52,048	$(468,396)	$(416,348)

PIMCO Emerging Markets Corporate Bond Fund	103,951	855	(18,005)	(17,150)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	507,005	32,870	(47,559)	(14,689)

PIMCO Emerging Markets Full Spectrum Bond Fund	313,719	1,139	(65,070)	(63,931)

PIMCO Global Advantage® Strategy Bond Fund	404,531	19,730	(54,667)	(34,937)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	1,284,651	60,697	(155,846)	(95,149)

PIMCO International Bond Fund (Unhedged)	1,170,301	66,109	(196,388)	(130,279)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

On November 17, 2023 a supplement was filed to provide notification of the liquidation of the Administrative Class shares of PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged). The liquidation of the Administrative Class shares is expected to occur on or about March 15, 2024.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	173

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BSS	Banco Santander S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris

CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CLY	Crédit Agricole Corporate and Investment Bank	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AED	UAE Dirham	GBP	British Pound	PEN	Peruvian New Sol

ARS	Argentine Peso	HKD	Hong Kong Dollar	PHP	Philippine Peso

AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu

CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KES	Kenyan Schilling	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	UYU	Uruguayan Peso

DOP	Dominican Peso	NGN	Nigerian Naira	VND	Vietnamese Dong

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar	ZMW	Zambian Kwacha

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index

BBSW3M	3 Month Bank Bill Swap Rate	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0006M	ICE 6-Month USD LIBOR

EUR006M	6 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

174	PIMCO INTERNATIONAL BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	175

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

176	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	177

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

178	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	179

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

180	PIMCO INTERNATIONAL BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0181	$0.0000	$0.0015	$0.0196

May 2023	$0.0199	$0.0000	$0.0000	$0.0199

June 2023	$0.0294	$0.0000	$0.0000	$0.0294

July 2023	$0.0209	$0.0000	$0.0000	$0.0209

August 2023	$0.0240	$0.0000	$0.0000	$0.0240

September 2023	$0.0251	$0.0000	$0.0000	$0.0251

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0176	$0.0000	$0.0014	$0.0190

May 2023	$0.0192	$0.0000	$0.0000	$0.0192

June 2023	$0.0287	$0.0000	$0.0000	$0.0287

July 2023	$0.0203	$0.0000	$0.0000	$0.0203

August 2023	$0.0234	$0.0000	$0.0000	$0.0234

September 2023	$0.0245	$0.0000	$0.0000	$0.0245

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0173	$0.0000	$0.0014	$0.0187

May 2023	$0.0189	$0.0000	$0.0000	$0.0189

June 2023	$0.0284	$0.0000	$0.0000	$0.0284

July 2023	$0.0200	$0.0000	$0.0000	$0.0200

August 2023	$0.0231	$0.0000	$0.0000	$0.0231

September 2023	$0.0242	$0.0000	$0.0000	$0.0242

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0167	$0.0000	$0.0014	$0.0181

May 2023	$0.0182	$0.0000	$0.0000	$0.0182

June 2023	$0.0277	$0.0000	$0.0000	$0.0277

July 2023	$0.0194	$0.0000	$0.0000	$0.0194

August 2023	$0.0224	$0.0000	$0.0000	$0.0224

September 2023	$0.0236	$0.0000	$0.0000	$0.0236

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0159	$0.0000	$0.0013	$0.0172

May 2023	$0.0173	$0.0000	$0.0000	$0.0173

June 2023	$0.0268	$0.0000	$0.0000	$0.0268

July 2023	$0.0185	$0.0000	$0.0000	$0.0185

August 2023	$0.0215	$0.0000	$0.0000	$0.0215

September 2023	$0.0227	$0.0000	$0.0000	$0.0227

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	181

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0118	$0.0000	$0.0010	$0.0128

May 2023	$0.0124	$0.0000	$0.0000	$0.0124

June 2023	$0.0218	$0.0000	$0.0000	$0.0218

July 2023	$0.0140	$0.0000	$0.0000	$0.0140

August 2023	$0.0168	$0.0000	$0.0000	$0.0168

September 2023	$0.0181	$0.0000	$0.0000	$0.0181

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

182	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4005SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Municipal Value Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Intermediate Value Fund

PIMCO National Municipal Opportunistic Value Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	MUNICIPAL VALUE FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the Funds (Cont.)

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	MUNICIPAL VALUE FUNDS

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart reflects Institutional Class performance. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class shares is $250,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share class along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Diversification Status

PIMCO California Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO California Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO National Municipal Intermediate Value Fund	03/18/2019	03/18/2019	Non-Diversified

PIMCO National Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Non-Diversified

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the Funds (Cont.)

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund is, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30 are, available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow a Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

6	MUNICIPAL VALUE FUNDS

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO California Municipal Intermediate Value Fund

Cumulative Returns Through September 30, 2023

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023 •

	6 Months*	1 Year	5 Years	Fund Inception (12/07/15)
PIMCO California Municipal Intermediate Value Fund Institutional Class	(2.20)%	2.58%	1.16%	1.24%
Bloomberg California 1-10 Year (1-12) Municipal Securities Index	(2.66)%	2.32%	1.02%	1.09%
Lipper California Intermediate Municipal Debt Funds Average	(2.59)%	2.52%	0.69%	0.87%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin California Municipal Intermediate Value Fund was reorganized into the PIMCO California Municipal Intermediate Value Fund. The inception date of the Gurtin California Municipal Intermediate Value Fund was December 7, 2015. Information presented from December 7, 2015 to March 15, 2019 is that of the Gurtin California Municipal Intermediate Value Fund.

* Cumulative return.

♦ Average annual total return since 11/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report) was 0.50%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	MUNICIPAL VALUE FUNDS

Institutional Class - GCMVX

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes
Ad Valorem Property Tax	32.6%
Lease (Abatement)	22.0%
Special Tax	7.8%
Port, Airport & Marina Revenue	7.7%
Tax Increment/Allocation Revenue	5.4%
Water Revenue	4.9%
College & University Revenue	2.9%
Health, Hospital & Nursing Home Revenue	2.9%
Local or Guaranteed Housing	2.6%
Electric Power & Light Revenue	2.4%
Lease (Non-Terminable)	1.8%
Other	1.5%
Short-Term Instruments‡	5.5%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO California Municipal Intermediate Value Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

PIMCO California Municipal Intermediate Value Fund (Cont.)

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the electric utility sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Security selection within the industrial revenue sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Security selection within the water and sewer sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.
»	Yield curve strategies detracted from performance, as municipal yields broadly rose.

»	Overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

»	Overweight exposure to the education sector detracted from performance, as the sector underperformed the broader municipal market.

10	MUNICIPAL VALUE FUNDS

PIMCO California Municipal Opportunistic Value Fund

Cumulative Returns Through September 30, 2023

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023 •

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/03/10)
PIMCO California Municipal Opportunistic Value Fund Institutional Class	(2.24)%	2.70%	1.48%	2.56%	3.19%
Bloomberg California Municipal Bond Index	(3.71)%	2.95%	1.06%	2.42%	3.03%
Lipper California Intermediate Municipal Debt Funds Average	(2.59)%	2.52%	0.69%	1.54%	2.05%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin California Municipal Opportunistic Value Fund was reorganized into the PIMCO California Municipal Opportunistic Value Fund. The inception date of the Gurtin California Municipal Opportunistic Value Fund was May 3, 2010. Information presented from May 3, 2010 to March 15, 2019 is that of the Gurtin California Municipal Opportunistic Value Fund.

* Cumulative return.

♦ Average annual total return since 4/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report) was 0.63%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Institutional Class - GCMFX

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes
Ad Valorem Property Tax	23.3%
Lease (Abatement)	15.2%
Port, Airport & Marina Revenue	14.1%
Health, Hospital & Nursing Home Revenue	9.2%
College & University Revenue	4.7%
Water Revenue	3.4%
Electric Power & Light Revenue	3.2%
Local or Guaranteed Housing	2.6%
Highway Revenue Tolls	2.0%
Lease (Non-Terminable)	2.0%
Lease (Appropriation)	1.9%
Tobacco Settlement Funded	1.9%
Miscellaneous Taxes	1.9%
Special Tax	1.5%
Sales Tax Revenue	1.5%
Tax Increment/Allocation Revenue	1.2%
Other	2.2%
Short-Term Instruments‡	8.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO California Municipal Opportunistic Value Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

12	MUNICIPAL VALUE FUNDS

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the broader municipal market.

»	Security selection within the electric utility sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.
»	Yield curve strategies detracted from performance, as municipal yields broadly rose.

»	Overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

»	Security selection within the tobacco sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

PIMCO National Municipal Intermediate Value Fund

Cumulative Returns Through September 30, 2023

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023 •

	6 Months*	1 Year	5 Years	Fund Inception (12/01/15)
PIMCO National Municipal Intermediate Value Fund Institutional Class	(2.66)%	1.69%	1.33%	1.30%
Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index	(2.75)%	2.29%	1.20%	1.23%
Lipper Intermediate Municipal Debt Funds Average	(2.76)%	2.77%	0.97%	1.09%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin National Municipal Intermediate Value Fund was reorganized into the PIMCO National Municipal Intermediate Value Fund. The inception date of the Gurtin National Municipal Intermediate Value Fund was December 1, 2015. Information presented from December 1, 2015 to March 15, 2019 is that of the Gurtin National Municipal Intermediate Value Fund.

* Cumulative return.

♦ Average annual total return since 11/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report) was 0.50%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

14	MUNICIPAL VALUE FUNDS

Institutional Class - GNMVX

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes
Ad Valorem Property Tax	42.5%
Highway Revenue Tolls	7.3%
College & University Revenue	5.8%
Port, Airport & Marina Revenue	4.9%
Lease (Appropriation)	4.8%
Lease (Renewal)	4.4%
Health, Hospital & Nursing Home Revenue	3.2%
Lease Revenue	2.8%
Fuel Sales Tax Revenue	2.4%
Appropriations	2.3%
Hotel Occupancy Tax	2.2%
Local or Guaranteed Housing	1.9%
Sewer Revenue	1.7%
Water Revenue	1.4%
Sales Tax Revenue	1.1%
Miscellaneous Revenue	1.0%
Other	4.4%
Short-Term Instruments‡	5.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO National Municipal Intermediate Value Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

PIMCO National Municipal Intermediate Value Fund (Cont.)

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the water and sewer sector contributed to performance, as the sector underperformed the broader municipal market.

»	Security selection within the transportation sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Security selection within the electric utility sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.
»	Yield curve strategies detracted from performance, as municipal yields broadly rose.

»	Security selection within the special tax sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Overweight exposure to the education sector detracted from performance, as the sector underperformed the broader municipal market.

16	MUNICIPAL VALUE FUNDS

PIMCO National Municipal Opportunistic Value Fund

Cumulative Returns Through September 30, 2023

$250,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023•

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/03/10)
PIMCO National Municipal Opportunistic Value Fund Institutional Class	(2.60)%	2.24%	1.39%	2.47%	3.06%
Bloomberg Municipal Bond Index	(4.05)%	2.66%	1.05%	2.29%	2.74%
Lipper General & Insured Municipal Debt Funds Average	(3.68)%	2.42%	0.52%	2.08%	2.52%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

• On March 15, 2019, the Gurtin National Municipal Opportunistic Value Fund was reorganized into the PIMCO National Municipal Opportunistic Value Fund. The inception date of the Gurtin National Municipal Opportunistic Value Fund was May 3, 2010. Information presented from May 3, 2010 to March 15, 2019 is that of the Gurtin National Municipal Opportunistic Value Fund.

* Cumulative return.

♦ Average annual total return since 04/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report) was 0.63%. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Institutional Class - GNMFX

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes
Ad Valorem Property Tax	18.3%
Port, Airport & Marina Revenue	13.2%
Health, Hospital & Nursing Home Revenue	12.3%
Highway Revenue Tolls	8.9%
Fuel Sales Tax Revenue	8.0%
Local or Guaranteed Housing	4.9%
Sales Tax Revenue	4.8%
Lease (Appropriation)	4.6%
College & University Revenue	4.1%
Natural Gas Revenue	2.6%
Lease Revenue	2.4%
Miscellaneous Taxes	1.8%
Appropriations	1.6%
Income Tax Revenue	1.6%
Multiple Utility Revenue	1.4%
General Fund	1.1%
Other	3.6%
Short-Term Instruments‡	3.9%
Non-Agency Mortgage-Backed Securities	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO National Municipal Opportunistic Value Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

18	MUNICIPAL VALUE FUNDS

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the water and sewer sector contributed to performance, as the sector underperformed the broader municipal market.

»	Underweight exposure to the lease-backed sector contributed to performance, as the sector underperformed the broader municipal market.

»	Security selection within the housing sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.
»	Yield curve strategies detracted from performance, as municipal yields broadly rose.

»	Overweight exposure to the resource recovery sector detracted from performance, as the sector underperformed the broader municipal market.

»	There were no other material detractors for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

20	MUNICIPAL VALUE FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Municipal Intermediate Value Fund
Institutional Class	$1,000.00	$978.00	$1.92	$1,000.00	$1,022.99	$1.97	0.39%
PIMCO California Municipal Opportunistic Value Fund
Institutional Class	$1,000.00	$977.60	$2.96	$1,000.00	$1,021.94	$3.02	0.60%
PIMCO National Municipal Intermediate Value Fund
Institutional Class	$1,000.00	$973.40	$1.92	$1,000.00	$1,022.99	$1.97	0.39%
PIMCO National Municipal Opportunistic Value Fund
Institutional Class	$1,000.00	$974.00	$2.95	$1,000.00	$1,021.94	$3.02	0.60%

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 7, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg California 1-10 Year (1-12) Municipal Securities Index	The Bloomberg California 1-10 Year (1-12) Municipal Securities Index is a component of the Bloomberg California Municipal Bond Index, a subset of the Bloomberg Municipal Bond Index. The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Municipal Bond Index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg California Municipal Bond Index	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index	Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index is the 1-10 Year Blend (1-12) component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation bonds and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Municipal Bond Index	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

*	It is not possible to invest directly in an unmanaged index.

22	MUNICIPAL VALUE FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total		Net Asset Value End of Year or Period(a)

PIMCO California Municipal Intermediate Value Fund

Institutional Class

04/01/2023 - 09/30/2023+	$10.00	$0.09	$(0.31)	$(0.22)	$(0.09)	$0.00	$(0.09)		$9.69

03/31/2023	10.08	0.17	(0.08)	0.09	(0.17)	0.00	(0.17)		10.00

03/31/2022	10.59	0.14	(0.51)	(0.37)	(0.14)	0.00	(0.14)		10.08

03/31/2021	10.43	0.18	0.20	0.38	(0.17)	(0.05)	(0.22)		10.59

03/31/2020	10.32	0.18	0.11	0.29	(0.18)	0.00	(0.18)		10.43

10/1/2018 - 03/31/2019(e)(f)	9.97	0.09	0.35	0.44	(0.09)	(0.00)	(0.09	)(g)	10.32

PIMCO California Municipal Opportunistic Value Fund

Institutional Class

04/01/2023 - 09/30/2023+	$9.81	$0.15	$(0.37)	$(0.22)	$(0.15)	$0.00	$(0.15)		$9.44

03/31/2023	9.91	0.27	(0.10)	0.17	(0.27)	0.00	(0.27)		9.81

03/31/2022	10.28	0.22	(0.36)	(0.14)	(0.22)	(0.01)	(0.23)		9.91

03/31/2021	10.18	0.25	0.12	0.37	(0.25)	(0.02)	(0.27)		10.28

03/31/2020	10.16	0.26	0.02	0.28	(0.26)	0.00	(0.26)		10.18

10/1/2018 - 03/31/2019(e)(f)	10.00	0.13	0.16	0.29	(0.13)	0.00	(0.13	)(g)	10.16

PIMCO National Municipal Intermediate Value Fund

Institutional Class

04/01/2023 - 09/30/2023+	$10.07	$0.11	$(0.38)	$(0.27)	$(0.11)	$0.00	$(0.11)		$9.69

03/31/2023	10.17	0.19	(0.10)	0.09	(0.19)	0.00	(0.19)		10.07

03/31/2022	10.67	0.14	(0.50)	(0.36)	(0.14)	0.00	(0.14)		10.17

03/31/2021	10.44	0.17	0.23	0.40	(0.17)	0.00	(0.17)		10.67

03/31/2020	10.24	0.20	0.20	0.40	(0.20)	0.00	(0.20)		10.44

10/1/2018 - 03/31/2019(e)(f)	9.91	0.10	0.33	0.43	(0.10)	(0.00)	(0.10	)(g)	10.24

24	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

(2.20)%	$22,532	0.39	%*	0.50	%*	0.39	%*	0.50	%*	1.83	%*	7%

0.96	26,377	0.39		0.50		0.39		0.50		1.71		4

(3.52)	66,115	0.39		0.50		0.39		0.50		1.34		11

3.65	70,364	0.39		0.50		0.39		0.50		1.68		5

2.80	51,154	0.39		0.50		0.39		0.50		1.71		17

4.39	62,167	0.39	*	0.70	*	0.39	*	0.70	*	1.70	*	9

(2.24)%	$236,768	0.60	%*	0.63	%*	0.60	%*	0.63	%*	3.16	%*	6%

1.76	235,747	0.60		0.63		0.60		0.63		2.72		45

(1.35)	204,990	0.60		0.63		0.60		0.63		2.16		15

3.62	235,987	0.60		0.63		0.60		0.63		2.39		20

2.73	250,393	0.60		0.63		0.60		0.63		2.56		16

3.00	244,606	0.60	*	0.64	*	0.60	*	0.64	*	2.69	*	15

(2.66)%	$115,521	0.39	%*	0.50	%*	0.39	%*	0.50	%*	2.30	%*	13%

0.90	133,545	0.39		0.50		0.39		0.50		1.85		27

(3.44)	213,077	0.39		0.50		0.39		0.50		1.29		7

3.89	183,600	0.39		0.50		0.39		0.50		1.63		23

3.90	158,637	0.39		0.50		0.39		0.50		1.91		15

4.36	163,760	0.39	*	0.59	*	0.39	*	0.59	*	1.98	*	2

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total		Net Asset Value End of Year or Period(a)

PIMCO National Municipal Opportunistic Value Fund

Institutional Class

04/01/2023 - 09/30/2023+	$9.83	$0.16	$(0.41)	$(0.25)	$(0.16)	$0.00	$(0.16)		$9.42

03/31/2023	10.03	0.28	(0.20)	0.08	(0.28)	0.00	(0.28)		9.83

03/31/2022	10.49	0.24	(0.46)	(0.22)	(0.24)	0.00	(0.24)		10.03

03/31/2021	10.38	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)		10.49

03/31/2020	10.25	0.27	0.13	0.40	(0.27)	0.00	(0.27)		10.38

10/1/2018 - 03/31/2019(e)(f)	10.00	0.14	0.25	0.39	(0.14)	0.00	(0.14	)(g)	10.25

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

On March 15, 2019, the Gurtin California Municipal Intermediate Value Fund was reorganized into the PIMCO California Municipal Intermediate Value Fund; the Gurtin California Municipal Opportunistic Value Fund was reorganized into the PIMCO California Municipal Opportunistic Value Fund; the Gurtin National Municipal Intermediate Value Fund was reorganized into the PIMCO National Municipal Intermediate Value Fund; and the Gurtin National Municipal Opportunistic Value Fund was reorganized into the PIMCO National Municipal Opportunistic Value Fund. Information presented for each Fund prior to March 15, 2019 is that of the corresponding former Gurtin fund.

(f)	Fiscal year end changed from September 30th to March 31st.
(g)

Total distributions for the period ended March 31, 2019 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended March 31, 2019.

26	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

(2.60)%	$292,650	0.60	%*	0.63	%*	0.60	%*	0.63	%*	3.26	%*	5%

0.88	305,030	0.60		0.63		0.60		0.63		2.89		19

(2.18)	204,459	0.60		0.63		0.60		0.63		2.26		12

3.21	244,199	0.60		0.63		0.60		0.63		2.02		11

3.88	253,991	0.60		0.63		0.60		0.63		2.60		14

3.96	243,926	0.60	*	0.66	*	0.60	*	0.66	*	2.73	*	18

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Statements of Assets and Liabilities

(Unaudited)

September 30, 2023

(Amounts in thousands†, except per share amounts)
	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Assets:

Investments, at value
Investments in securities	$21,256	$215,062	$108,056	$278,661
Investments in Affiliates	1,068	18,808	6,322	10,501
Receivable for Fund shares sold	0	618	0	285
Interest and/or dividends receivable	254	2,897	1,234	4,166
Dividends receivable from Affiliates	5	87	34	55
Reimbursement receivable from PIMCO	3	6	11	8

Total Assets	22,586	237,478	115,657	293,676

Liabilities:

Payable for investments in Affiliates purchased	$5	$87	$34	$55
Payable for Fund shares redeemed	39	495	51	811
Distributions payable	0	0	2	1
Accrued investment advisory fees	6	81	29	101
Accrued supervisory and administrative fees	4	47	20	58

Total Liabilities	54	710	136	1,026

Net Assets	$22,532	$236,768	$115,521	$292,650

Net Assets Consist of:

Paid in capital	$25,371	$244,785	$127,209	$304,983
Distributable earnings (accumulated loss)	(2,839)	(8,017)	(11,688)	(12,333)

Net Assets	$22,532	$236,768	$115,521	$292,650

Net Assets:

Institutional Class	$22,532	$236,768	$115,521	$292,650

Shares Issued and Outstanding:

Institutional Class	2,326	25,085	11,917	31,077

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.69	$9.44	$9.69	$9.42

Cost of investments in securities	$22,597	$222,503	$114,286	$290,860

Cost of investments in Affiliates	$1,068	$18,799	$6,322	$10,493

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

28	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Investment Income:

Interest	$239	$4,020	$1,466	$5,418
Dividends	4	17	13	13
Dividends from Investments in Affiliates	31	467	173	379
Total Income	274	4,504	1,652	5,810

Expenses:

Investment advisory fees	37	477	184	600
Supervisory and administrative fees	25	275	122	345
Trustee fees	0	1	0	1
Total Expenses	62	753	306	946
Waiver and/or Reimbursement by PIMCO	(14)	(36)	(67)	(45)
Net Expenses	48	717	239	901

Net Investment Income (Loss)	226	3,787	1,413	4,909

Net Realized Gain (Loss):

Investments in securities	(151)	(75)	(749)	183

Investments in Affiliates	2	3	0	5

Net Realized Gain (Loss)	(149)	(72)	(749)	188

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(617)	(9,263)	(3,828)	(13,098)

Investments in Affiliates	(1)	(6)	0	(6)

Net Change in Unrealized Appreciation (Depreciation)	(618)	(9,269)	(3,828)	(13,104)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541)	$(5,554)	$(3,164)	$(8,007)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO California Municipal Intermediate Value Fund		PIMCO California Municipal Opportunistic Value Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$226	$676	$3,787	$6,017
Net realized gain (loss)	(149)	(1,232)	(72)	(515)
Net change in unrealized appreciation (depreciation)	(618)	248	(9,269)	(1,209)

Net Increase (Decrease) in Net Assets Resulting from Operations	(541)	(308)	(5,554)	4,293

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(228)	(683)	(3,784)	(6,080)

Total Distributions(a)	(228)	(683)	(3,784)	(6,080)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	(3,076)	(38,747)	10,359	32,544

Total Increase (Decrease) in Net Assets	(3,845)	(39,738)	1,021	30,757

Net Assets:
Beginning of period	26,377	66,115	235,747	204,990
End of period	$22,532	$26,377	$236,768	$235,747

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 11, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	MUNICIPAL VALUE FUNDS	See Accompanying Notes

PIMCO National Municipal Intermediate Value Fund		PIMCO National Municipal Opportunistic Value Fund
Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$1,413	$2,820	$4,909	$8,362
(749)	(3,225)	188	(239)
(3,828)	663	(13,104)	(3,669)

(3,164)	258	(8,007)	4,454

(1,412)	(2,820)	(4,907)	(8,362)

(1,412)	(2,820)	(4,907)	(8,362)

(13,448)	(76,970)	534	104,479

(18,024)	(79,532)	(12,380)	100,571

133,545	213,077	305,030	204,459
$115,521	$133,545	$292,650	$305,030

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO California Municipal Intermediate Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4%

MUNICIPAL BONDS & NOTES 93.7%

CALIFORNIA 84.7%

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	$775	$776

Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007
0.000% due 08/01/2030 (a)	385	294

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2036	545	572

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	225	124

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
5.000% due 07/01/2031	600	638

Corona Public Financing Authority, California Revenue Notes, Series 2016
5.000% due 11/01/2026	580	605

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015
5.000% due 06/01/2035	405	414

East Side Union High School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2030	605	620

Escondido, California General Obligation Bonds, Series 2015
5.000% due 09/01/2036	500	511

Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	906

Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	332

Horicon Elemntary School District, California General Obligation Notes, Series 2023
5.000% due 08/01/2031	120	133
5.000% due 08/01/2032	105	117

Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2034	350	359

Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2028 (a)	500	409

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020
4.000% due 08/01/2027	$300	$306

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	943

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	375	387

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	346

Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022
4.000% due 06/01/2036	405	411

Oak Grove School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2024 (a)	400	387

Palmdale Elementary School District, California General Obligation Notes, Series 2020
4.000% due 08/01/2027	500	508

Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2027	445	457

Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2025	200	204

Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	251
5.000% due 09/01/2025	350	354

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 09/01/2029 (a)	450	353

Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	308

Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015
5.000% due 10/01/2025	300	307

Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2028	750	778

Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018
5.000% due 10/01/2032	550	584

32	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	$200	$202

San Bernardino Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2034	335	338

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 08/01/2035	400	414

Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022
5.000% due 12/01/2034	400	445

Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
0.000% due 08/01/2030 (a)	475	356

South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021
4.000% due 06/01/2034	750	769

Southern California Public Power Authority Revenue Bonds, Series 2014
5.000% due 07/01/2038	540	542

Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2028	510	515

Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015
5.000% due 08/01/2026	215	219

Ventura Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	360	386

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2038	300	320

West Basin Municipal Water District, California Revenue Bonds, Series 2016
5.000% due 08/01/2034	250	259

West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021
4.000% due 07/01/2036	640	626

		19,085

ILLINOIS 8.5%

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2025	230	230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	$1,000	$1,010

University of Illinois Revenue Notes, Series 2018
5.000% due 04/01/2028	625	659

		1,899

KENTUCKY 0.5%

Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016
3.000% due 02/01/2026	125	119

Total Municipal Bonds & Notes (Cost $22,444)		21,103

	SHARES
SHORT-TERM INSTRUMENTS 0.7%

MUTUAL FUNDS 0.7%

Fidelity Investments Money Market Government Portfolio, Class I
5.410% (b)	152,665	153

Total Short-Term Instruments (Cost $153)		153

Total Investments in Securities (Cost $22,597)		21,256

INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	109,851	1,068

Total Short-Term Instruments (Cost $1,068)		1,068

Total Investments in Affiliates (Cost $1,068)		1,068

Total Investments 99.1% (Cost $23,665)		$22,324

Other Assets and Liabilities, net 0.9%		208

Net Assets 100.0%		$22,532

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)

(Unaudited)

September 30, 2023

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$19,085	$0	$19,085
Illinois	0	1,899	0	1,899
Kentucky	0	119	0	119
Short-Term Instruments
Mutual Funds	153	0	0	153

	$153	$21,103	$0	$21,256
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,068	$0	$0	$1,068

Total Investments	$1,221	$21,103	$0	$22,324

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

34	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund

(Unaudited)

September 30, 2023

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.8%

MUNICIPAL BONDS & NOTES 90.7%

CALIFORNIA 83.0%

Alameda Public Financing Authority, California Revenue Bonds, Series 2010
5.250% due 07/01/2029	$1,160	$1,161

Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2048	1,210	1,259

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	3,925	4,026

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (a)	2,000	803

Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2052	1,500	1,568

Brentwood Union School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2052	1,425	1,488

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,815	1,658

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	3,525	3,328

California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 04/01/2040	1,565	1,572

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
5.000% due 11/01/2050	1,000	1,018

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2048	3,975	4,004

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.000% due 05/15/2051	2,000	1,734

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	500	500

California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019
5.000% due 01/01/2049	1,000	1,027

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 06/01/2042	2,000	2,045

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,455	2,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	$135	$135

California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5	5

California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	85	85

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 09/01/2039	2,575	2,585

California State Public Works Board Revenue Bonds, Series 2021
4.000% due 11/01/2046	3,000	2,742

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	2,175	2,183

Cambrian School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2046	1,750	1,799

Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2046	1,150	1,227

Central School District, California General Obligation Bonds, (BAM Insured), Series 2022
0.000% due 08/01/2044 (a)	1,275	430

Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	1,802

Chowchilla Union High School District, California General Obligation Bonds, Series 2022
5.500% due 08/01/2052	2,000	2,144

Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022
5.000% due 11/01/2042	1,000	1,026

Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,005	1,060

El Centro Elementary School District, California Election, General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,335

Elk Grove Finance Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2042	1,385	1,448

Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015
5.000% due 09/01/2038	1,500	1,524

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (a)	2,000	1,521

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2046	$2,000	$1,833

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015
5.000% due 06/01/2040	4,340	4,436

Irvine Facilities Financing Authority, California Special Tax Bonds, (Bam Insured), Series 2023
5.000% due 09/01/2048	2,000	2,084

La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022
0.000% due 04/01/2042 (a)	2,215	848

La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	1,275	1,306

Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022
5.250% due 04/01/2047	2,000	2,030

Lemon Grove School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	1,170	1,199

Livermore, California Certificates of Participation Bonds, Series 2022
4.750% due 04/01/2047	1,330	1,350

Long Beach, California Harbor Revenue Bonds, Series 2019
5.000% due 05/15/2044	3,000	3,107

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015
5.000% due 12/01/2044	1,145	1,151

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,775	8,762

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2047	2,000	2,093

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	1,915	2,046

Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,251
5.000% due 09/01/2043	4,165	4,167
5.000% due 09/01/2045	2,500	2,501

Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 05/01/2047	2,000	2,055

McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022
5.250% due 11/01/2049	1,000	1,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022
4.000% due 06/01/2045	$1,750	$1,557

Modesto Elementary School District, California General Obligation Bonds, (NPFGC Insured), Series 2023
5.000% due 08/01/2047	2,480	2,597

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
4.380% (TSFR3M) due 09/01/2027 ~	1,290	1,274
4.430% (TSFR3M) due 09/01/2037 ~	1,600	1,399

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,026
5.000% due 11/01/2052	1,000	1,018

Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/01/2052	3,000	3,059

Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999
0.000% due 08/01/2024 (a)	3,000	2,896

Pittsburg Unified School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2047	1,275	1,290

Port of Los Angeles, California Revenue Bonds, Series 2014
5.000% due 08/01/2044	2,500	2,509

Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022
5.250% due 08/01/2045	1,275	1,346

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	3,750	3,839

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	5,150	5,327

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	861
4.000% due 06/01/2047	2,000	1,699

Rowland Unified School District, California General Obligation Bonds, Series 2015
4.250% due 08/01/2045	2,000	1,923

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2044	1,000	1,001

San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015
5.000% due 08/01/2040	5,475	5,539

36	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	$3,230	$3,172

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2046	1,500	1,478

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2048	2,490	2,528

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,614
5.250% due 08/01/2048	1,500	1,609

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	3,861
5.000% due 05/01/2044	4,640	4,600

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	4,450	4,439

San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019
5.000% due 03/01/2040	1,000	1,037

San Jose Financing Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2047	2,000	2,116

San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,299
5.000% due 08/01/2040	1,000	1,064
5.000% due 08/01/2041	1,035	1,095

San Leandro Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2048	2,000	2,107

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2049	3,250	3,272

Santa Clara Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,260	1,299

Santa Monica, California Community College District General Obligation Bonds, Series 2022
5.000% due 08/01/2045	1,150	1,201

South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022
0.000% due 08/01/2037 (a)	1,290	663

South Tahoe Joint Powers Financing Authority, California Revenue Bonds, Series 2023
5.250% due 10/01/2048	1,825	1,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Public Power Authority Revenue Notes, Series 2020
5.000% due 07/01/2030	$3,000	$3,006

Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2027	775	775

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,000	2,046

Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2049	1,000	1,053

University of California Revenue Bonds, Series 2014
4.250% due 05/15/2039	4,000	3,964

University of California Revenue Bonds, Series 2015
4.000% due 05/15/2033	2,700	2,705

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,655	2,713

Yorba Linda Water District Public Financing Corp., California Revenue Bonds, Series 2022
5.000% due 10/01/2047	1,820	1,892

		196,654

ILLINOIS 2.3%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2046	1,000	979

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,000	997

Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,000
5.000% due 01/01/2035	1,000	997
5.000% due 01/01/2040	805	789

Chicago Park District, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	605	603

		5,365

INDIANA 0.9%

Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022
5.000% due 12/15/2041	2,050	2,114

NEW YORK 1.8%

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022
5.000% due 05/15/2047	4,145	4,229

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.7%

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	$2,000	$1,704

PENNSYLVANIA 0.9%

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,100	2,111

TEXAS 0.5%

Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022
5.000% due 08/01/2042	1,160	1,181

UTAH 0.6%

Utah Infrastructure Agency Revenue Bonds, Series 2022
5.500% due 10/15/2049	1,350	1,385

Total Municipal Bonds & Notes (Cost $222,184)		214,743

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
5.410% (b)	318,862	$319

Total Short-Term Instruments (Cost $319)		319

Total Investments in Securities (Cost $222,503)		215,062

INVESTMENTS IN AFFILIATES 8.0%

SHORT-TERM INSTRUMENTS 8.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%

PIMCO Short-Term Floating NAV Portfolio III	1,934,802	18,808

Total Short-Term Instruments (Cost $18,799)		18,808

Total Investments in Affiliates (Cost $18,799)		18,808

Total Investments 98.8% (Cost $241,302)		$233,870

Other Assets and Liabilities, net 1.2%		2,898

Net Assets 100.0%		$236,768

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

38	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$196,654	$0	$196,654
Illinois	0	5,365	0	5,365
Indiana	0	2,114	0	2,114
New York	0	4,229	0	4,229
Ohio	0	1,704	0	1,704
Pennsylvania	0	2,111	0	2,111
Texas	0	1,181	0	1,181
Utah	0	1,385	0	1,385
Short-Term Instruments
Mutual Funds	319	0	0	319

	$319	$214,743	$0	$215,062

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,808	$0	$0	$18,808

Total Investments	$19,127	$214,743	$0	$233,870

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Schedule of Investments PIMCO National Municipal Intermediate Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.5%

MUNICIPAL BONDS & NOTES 93.2%

ALABAMA 1.0%

University of South Alabama Revenue Bonds, (BAM Insured), Series 2019
5.000% due 04/01/2035	$1,115	$1,156

ALASKA 0.9%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2034	1,015	1,072

ARKANSAS 1.1%

University of Arkansas Revenue Notes, Series 2020
5.000% due 12/01/2028	1,210	1,292

CALIFORNIA 3.8%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	945	521

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2031	1,605	1,692

Solano County, California Community College District General Obligation Bonds, Series 2015
5.000% due 08/01/2029	1,070	1,097

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038	1,120	1,133

		4,443

CONNECTICUT 2.1%

Connecticut State General Obligation Bonds, Series 2015
5.000% due 11/15/2028	195	199

University of Connecticut Revenue Bonds, Series 2016
5.000% due 03/15/2030	2,200	2,255

		2,454

FLORIDA 4.4%

Central Florida Expressway Authority Revenue Bonds, Series 2016
4.000% due 07/01/2031	2,190	2,162

Orange County, Florida School Board Certificates of Participation Bonds, Series 2017
5.000% due 08/01/2028	1,600	1,697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019
5.000% due 07/01/2034	$1,130	$1,204

		5,063

GEORGIA 1.2%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2014
5.000% due 01/01/2027	1,395	1,397

ILLINOIS 16.6%

Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2028	1,000	996

Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2031	1,000	1,010

Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016
5.000% due 12/01/2023	235	235

Cook County, Illinois Community Consolidated School District No 65 Evanston General Obligation Bonds, Series 2014
0.000% due 12/01/2032 (a)	1,000	635

Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013
4.250% due 12/01/2024	635	635

Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022
5.000% due 12/01/2034	510	546

Cook County, Illinois Community Unit School District No 401 Elmwood Park General Obligation Notes, Series 2021
4.000% due 12/01/2025	1,500	1,504

Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	728
4.000% due 12/01/2030	1,020	1,022

Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	535

Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015
4.000% due 12/01/2026	825	825

Illinois Finance Authority Revenue Bonds, Series 2013
5.000% due 11/15/2025	500	500

40	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Toll Highway Authority Revenue Bonds, Series 2014
5.000% due 01/01/2036	$2,125	$2,127

Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	1,275	1,343

Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023
4.000% due 10/01/2030	1,000	983

University of Illinois Revenue Bonds, Series 2015
5.000% due 04/01/2030	700	705

Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016
4.000% due 12/01/2036	1,000	946

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033	1,445	1,292

Will County, Illinois School District No 122 General Obligation Bonds, Series 2022
4.000% due 10/01/2033	1,430	1,432

Will County, Illinois School District No 86 Joliet General Obligation Notes, (BAM Insured), Series 2022
4.000% due 03/01/2029	1,135	1,146

		19,145

INDIANA 1.0%

Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2028	675	712
5.000% due 12/15/2029	360	382

		1,094

IOWA 1.1%

Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2025	1,270	1,268

KENTUCKY 4.5%

Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
3.000% due 04/01/2025	300	293

Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	425	417
3.000% due 02/01/2026	630	601

Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
3.000% due 02/01/2026	280	270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016
4.000% due 09/01/2027	$1,000	$997

Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017
4.000% due 04/01/2026	1,270	1,273

Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016
4.000% due 05/01/2027	1,320	1,321

		5,172

LOUISIANA 2.6%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2037	2,000	2,019

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,000	989

		3,008

MAINE 1.2%

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2030	1,065	1,085

Maine Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 11/01/2037	310	333

		1,418

MARYLAND 1.2%

Baltimore County, Maryland General Obligation Bonds, Series 2014
4.000% due 02/01/2033	1,425	1,415

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017
5.000% due 06/01/2034	1,500	1,511

MICHIGAN 7.3%

Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016
5.000% due 05/01/2028	175	180

Central Michigan University Revenue Notes, Series 2016
5.000% due 10/01/2024	350	353

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016
3.000% due 05/01/2024	$225	$222

Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2029	1,225	1,243

Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019
5.000% due 05/01/2034	1,000	1,049

L’Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2025	695	708

Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2033	1,975	1,985

Rochester Community School District, Michigan General Obligation Bonds, Series 2016
5.000% due 05/01/2032	2,075	2,129

Zeeland Public School, Michigan General Obligation Bonds, (Bam Insured), Series 2023
5.000% due 05/01/2037	500	532

		8,401

MINNESOTA 2.2%

Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019
5.000% due 02/01/2027	1,440	1,503

Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036	1,000	1,005

		2,508

MISSISSIPPI 1.4%

Mississippi Development Bank Revenue Notes, (Bam Insured), Series 2023
5.000% due 04/01/2031	1,485	1,572

MISSOURI 2.1%

Greene County, Missouri Certificates of Participation Bonds, Series 2018
5.000% due 09/01/2034	1,185	1,234

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	525
5.250% due 05/01/2037	300	316

Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014
5.000% due 01/01/2024	300	301

		2,376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 4.4%

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 06/01/2034	$2,225	$2,342

Clark County, Nevada School District General Obligation Notes, Series 2022
5.000% due 06/15/2028	1,500	1,578

Clark Department of Aviation, Nevada Revenue Notes, Series 2022
5.000% due 07/01/2026	1,170	1,186

		5,106

NEW JERSEY 2.1%

New Jersey Turnpike Authority Revenue Bonds, Series 2014
4.000% due 01/01/2035	2,555	2,424

NEW YORK 2.3%

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2033	1,000	1,051

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
5.000% due 06/15/2035	1,600	1,606

		2,657

OHIO 2.5%

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035	1,225	1,225

Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	200
4.000% due 12/01/2024	200	200
4.000% due 12/01/2025	215	215

Warren City School District, Ohio General Obligation Bonds, Series 2020
4.000% due 12/01/2030	1,000	1,000

		2,840

OREGON 2.0%

Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2036 (a)	1,605	841

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (b)	1,685	1,486

		2,327

42	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 4.7%

Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036	$1,000	$986

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2028	1,095	1,138

Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 08/15/2031	2,000	2,043

Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	477
5.000% due 09/01/2039	595	609

Pennsylvania Turnpike Commission Revenue Notes, Series 2015
5.000% due 12/01/2025	200	205

		5,458

RHODE ISLAND 0.8%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016
5.000% due 09/15/2030	900	921

SOUTH CAROLINA 0.9%

South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,025	1,050

SOUTH DAKOTA 0.9%

South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032	1,010	1,041

TENNESSEE 1.4%

Johnson City Health & Educational, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2032	1,500	1,579

TEXAS 11.0%

Austin Community College District, Texas General Obligation Bonds, Series 2023
5.000% due 08/01/2038	1,600	1,711

Birdville Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023
5.000% due 02/15/2029	1,015	1,083

County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016
5.000% due 03/01/2032	1,440	1,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014
5.250% due 11/01/2027	$500	$500

Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021
4.000% due 08/15/2036	2,850	2,524

Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2024	1,245	1,225

Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	232
3.000% due 09/01/2025	235	228

Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	840
3.000% due 09/01/2027	860	825

Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016
3.000% due 11/01/2025	590	573

Waller County, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2037	1,615	1,518

		12,724

WASHINGTON 0.3%

Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015
5.000% due 01/01/2026	395	400

WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/01/2026	560	560

WISCONSIN 2.4%

Clinton Community School District, Wisconsin General Obligation Notes, Series 2021
4.000% due 03/01/2029	1,210	1,227

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017
5.000% due 04/01/2027	1,500	1,554

		2,781

Total Municipal Bonds & Notes (Cost $113,862)		107,633

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

Fidelity Investments Money Market Government Portfolio, Class I
5.410% (c)	423,377	$423

Total Short-Term Instruments (Cost $424)		423

Total Investments in Securities (Cost $114,286)		108,056

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.5%

SHORT-TERM INSTRUMENTS 5.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%

PIMCO Short-Term Floating NAV Portfolio III	650,371	$6,322

Total Short-Term Instruments (Cost $6,322)		6,322

Total Investments in Affiliates (Cost $6,322)		6,322

Total Investments 99.0% (Cost $120,608)		$114,378

Other Assets and Liabilities, net 1.0%		1,143

Net Assets 100.0%		$115,521

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,156	$0	$1,156
Alaska	0	1,072	0	1,072
Arkansas	0	1,292	0	1,292
California	0	4,443	0	4,443
Connecticut	0	2,454	0	2,454
Florida	0	5,063	0	5,063
Georgia	0	1,397	0	1,397
Illinois	0	19,145	0	19,145
Indiana	0	1,094	0	1,094
Iowa	0	1,268	0	1,268
Kentucky	0	5,172	0	5,172
Louisiana	0	3,008	0	3,008
Maine	0	1,418	0	1,418
Maryland	0	1,415	0	1,415
Massachusetts	0	1,511	0	1,511
Michigan	0	8,401	0	8,401
Minnesota	0	2,508	0	2,508

44	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Mississippi	$0	$1,572	$0	$1,572
Missouri	0	2,376	0	2,376
Nevada	0	5,106	0	5,106
New Jersey	0	2,424	0	2,424
New York	0	2,657	0	2,657
Ohio	0	2,840	0	2,840
Oregon	0	2,327	0	2,327
Pennsylvania	0	5,458	0	5,458
Rhode Island	0	921	0	921
South Carolina	0	1,050	0	1,050
South Dakota	0	1,041	0	1,041
Tennessee	0	1,579	0	1,579
Texas	0	12,724	0	12,724
Washington	0	400	0	400
West Virginia	0	560	0	560
Wisconsin	0	2,781	0	2,781
Short-Term Instruments
Mutual Funds	423	0	0	423

	$423	$107,633	$0	$108,056

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,322	$0	$0	$6,322

Total Investments	$6,745	$107,633	$0	$114,378

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.2%

MUNICIPAL BONDS & NOTES 94.0%

ALABAMA 1.9%

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	$2,150	$2,049

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.000% due 06/01/2049	1,525	1,515

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,185	2,033

		5,597

ARIZONA 0.7%

Town of Queen Creek, Arizona Excise Tax Revenue Bonds, Series 2022
5.000% due 08/01/2047	2,090	2,155

ARKANSAS 1.4%

University of Arkansas Revenue Bonds, Series 2022
5.000% due 04/01/2052	4,000	4,055

CALIFORNIA 3.8%

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	130	130

California State General Obligation Bonds, Series 2022
5.000% due 04/01/2042	1,000	1,032

California State Public Works Board Revenue Bonds, Series 2014
5.000% due 09/01/2039	2,185	2,194

Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007
0.000% due 04/01/2030 (a)	1,000	760

Modesto Elementary School District, California General Obligation Bonds, (NPFGC Insured), Series 2023
5.000% due 08/01/2047	1,000	1,047

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022
5.000% due 05/15/2047	5,775	5,974

		11,137

COLORADO 1.6%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	2,500	2,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022
5.250% due 07/01/2052	$2,100	$2,184

		4,686

CONNECTICUT 7.5%

Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	4,731
5.000% due 09/01/2034	2,425	2,440

Connecticut Special Tax State Revenue Bonds, Series 2015
5.000% due 08/01/2032	1,000	1,015

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,036
5.000% due 10/01/2037	5,710	5,891
5.000% due 01/01/2038	2,340	2,396
5.000% due 10/01/2038	4,370	4,490

		21,999

DISTRICT OF COLUMBIA 1.2%

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 10/01/2042	3,475	3,469

FLORIDA 3.3%

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015
5.000% due 10/01/2038	5,525	5,466

Pinellas Park, Florida Revenue Bonds, Series 2022
5.000% due 09/01/2049	2,200	2,240

St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2048	2,000	2,029

		9,735

GEORGIA 1.0%

Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,040

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	2,000	1,889

		2,929

HAWAII 1.9%

Hawaii Airports System State Revenue Bonds, Series 2015
5.000% due 07/01/2045	1,000	996

46	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011
4.950% due 04/01/2029	$4,425	$4,500

		5,496

ILLINOIS 15.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,483
5.000% due 01/01/2046	1,340	1,312

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,018
5.000% due 01/01/2036	2,925	2,962
5.000% due 01/01/2041	5,665	5,657

Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	527

Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2040	680	667

Chicago Transit Authority, Illinois Revenue Bonds, Series 2014
5.250% due 12/01/2049	1,210	1,213

Cook County, Illinois School District No 36 Winnetka General Obligation Bonds, (AGM Insured), Series 2022
4.000% due 12/01/2042	1,805	1,637

Illinois Development Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025 (a)	6,595	6,133

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2045	3,500	3,456

Illinois Finance Authority Revenue Bonds, Series 2021
5.000% due 08/15/2036	1,350	1,413

Illinois Finance Authority Revenue Bonds, Series 2022
5.000% due 08/15/2047	1,775	1,758

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	3,230	3,236

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,200	2,218

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,232
5.250% due 01/01/2048	2,000	2,016

University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2044	$3,900	$3,739

University of Illinois Revenue Bonds, Series 2015
4.000% due 04/01/2034	640	611

Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013
5.250% due 06/01/2036	825	827

		45,991

LOUISIANA 1.4%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
5.000% due 08/15/2037	1,000	1,010

New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015
5.000% due 01/01/2032	1,000	1,004

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,000	1,977

		3,991

MAINE 1.8%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022
5.500% due 07/01/2050	5,000	5,175

MARYLAND 0.2%

Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005
5.000% due 07/01/2031	625	636

MASSACHUSETTS 1.7%

Commonwealth of Massachusetts General Obligation Bonds, Series 2015
5.000% due 07/01/2045	2,825	2,846

Commonwealth of Massachusetts General Obligation Bonds, Series 2016
5.000% due 03/01/2046	1,000	1,001

Massachusetts Port Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,037

		4,884

MICHIGAN 6.2%

Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2044	2,640	2,673

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2044	$3,240	$3,343

Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2046	3,650	3,689

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	2,430	2,415

Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021
4.000% due 05/01/2050	750	636

Troy School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2047	2,515	2,602

Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022
5.000% due 05/01/2040	2,650	2,742

		18,100

MISSOURI 4.4%

Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
4.500% due 04/15/2048	2,275	2,154

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019
5.000% due 10/01/2044	2,225	2,282

Blue Springs, Missouri Revenue Bonds, Series 2022
5.000% due 08/01/2052	2,500	2,435

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2037	2,930	2,951

Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022
5.500% due 04/01/2047	3,000	3,065

		12,887

NEW HAMPSHIRE 0.5%

New Hampshire Business Finance Authority Revenue Bonds, (Bam Insured), Series 2023
5.250% due 12/01/2041	1,450	1,532

NEW JERSEY 0.3%

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	1,000	1,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 8.2%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 02/01/2047	$2,535	$2,578

New York City, New York General Obligation Bonds, Series 2016
5.000% due 08/01/2038	2,800	2,821

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
5.000% due 11/01/2035	1,000	1,003

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,500	2,495

New York State Dormitory Authority Revenue Bonds, Series 2014
5.000% due 03/15/2036	4,915	4,924

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.000% due 10/15/2044	4,250	4,198

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022
5.250% due 07/01/2052	1,000	1,039

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022
5.000% due 05/15/2047	4,855	4,953

		24,011

NORTH CAROLINA 1.5%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013
5.000% due 01/15/2039	4,450	4,450

OHIO 2.6%

Coshocton County, Ohio General Obligation Bonds, Series 2023
5.000% due 12/01/2048	3,405	3,406

Cuyahoga County, Ohio Revenue Bonds, Series 2022
5.500% due 12/01/2039	2,090	2,242

Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022
4.000% due 12/01/2051	1,500	1,220

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	1,000	852

		7,720

48	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.9%

Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022
5.000% due 10/01/2047	$2,500	$2,589

OREGON 1.1%

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2042 (b)	3,775	3,168

PENNSYLVANIA 11.3%

Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018
5.000% due 12/01/2039	2,375	2,414

Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018
5.000% due 07/01/2043	3,200	3,236

Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,787
5.000% due 03/15/2041	1,750	1,786

Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022
4.000% due 05/01/2049	2,000	1,723

Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022
5.000% due 04/01/2041	2,505	2,561

Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 05/15/2048	1,770	1,776

Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,007
5.000% due 12/01/2044	6,465	6,477

Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,009
5.000% due 12/01/2045	3,750	3,773

Pennsylvania Turnpike Commission Revenue Bonds, Series 2016
5.000% due 12/01/2041	2,600	2,586

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,066
5.000% due 12/01/2047	1,000	1,007

		33,208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 6.7%

Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 02/15/2047	$1,000	$859

Austin, Texas Airport System Revenue Bonds, Series 2022
5.250% due 11/15/2047	1,725	1,748

Bexar County Texas Hospital District, General Obligation Bonds, Series 2023
5.000% due 02/15/2048	1,000	1,021

Brownsville, Texas General Obligation Bonds, Series 2018
5.000% due 02/15/2043	1,000	967

City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/15/2042	4,000	4,082

Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023
4.500% due 08/15/2052	1,240	1,132

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2052	2,500	2,364

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 08/15/2048	1,945	1,665

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,345	2,375

Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2051	1,500	1,295

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
4.250% due 08/15/2048	2,280	2,074

		19,582

UTAH 2.4%

City of Salt Lake, Utah Revenue Bonds, Series 2021
5.000% due 07/01/2037	1,000	1,019

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022
5.000% due 07/01/2043	1,000	1,035

South Utah Valley Solid Waste District Revenue Bonds, Series 2022
5.000% due 04/15/2047	1,450	1,480

Utah County, Utah Revenue Bonds, Series 2014
5.000% due 05/15/2045	3,445	3,446

		6,980

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 1.0%

Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007
4.750% due 04/01/2038	$2,775	$2,780

WASHINGTON 1.8%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998
4.750% due 02/01/2028	1,280	1,281

Port of Seattle, Washington Revenue Bonds, Series 2018
5.000% due 05/01/2043	4,000	3,946

		5,227

Total Municipal Bonds & Notes (Cost $287,193)		275,175

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Freddie Mac
4.140% due 01/25/2040	2,992	2,627

Total Non-Agency Mortgage-Backed Securities (Cost $2,808)		2,627

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

Fidelity Investments Money Market Government Portfolio, Class I
5.410% (c)	858,992	$859

Total Short-Term Instruments (Cost $859)		859

Total Investments in Securities (Cost $290,860)		278,661

INVESTMENTS IN AFFILIATES 3.6%

SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%

PIMCO Short-Term Floating NAV Portfolio III	1,080,254	10,501

Total Short-Term Instruments (Cost $10,493)		10,501

Total Investments in Affiliates (Cost $10,493)		10,501

Total Investments 98.8% (Cost $301,353)		$289,162

Other Assets and Liabilities, net 1.2%		3,488

Net Assets 100.0%		$292,650

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

(c)	Coupon represents a 7-Day Yield.

50	MUNICIPAL VALUE FUNDS	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,597	$0	$5,597
Arizona	0	2,155	0	2,155
Arkansas	0	4,055	0	4,055
California	0	11,137	0	11,137
Colorado	0	4,686	0	4,686
Connecticut	0	21,999	0	21,999
District of Columbia	0	3,469	0	3,469
Florida	0	9,735	0	9,735
Georgia	0	2,929	0	2,929
Hawaii	0	5,496	0	5,496
Illinois	0	45,991	0	45,991
Louisiana	0	3,991	0	3,991
Maine	0	5,175	0	5,175
Maryland	0	636	0	636
Massachusetts	0	4,884	0	4,884
Michigan	0	18,100	0	18,100
Missouri	0	12,887	0	12,887
New Hampshire	0	1,532	0	1,532
New Jersey	0	1,006	0	1,006
New York	0	24,011	0	24,011
North Carolina	0	4,450	0	4,450
Ohio	0	7,720	0	7,720
Oklahoma	0	2,589	0	2,589
Oregon	0	3,168	0	3,168
Pennsylvania	0	33,208	0	33,208
Texas	0	19,582	0	19,582
Utah	0	6,980	0	6,980
Virginia	0	2,780	0	2,780
Washington	0	5,227	0	5,227
Non-Agency Mortgage-Backed Securities	0	2,627	0	2,627
Short-Term Instruments
Mutual Funds	859	0	0	859

	$859	$277,802	$0	$278,661

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,501	$0	$0	$10,501

Total Investments	$11,360	$277,802	$0	$289,162

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest

52	MUNICIPAL VALUE FUNDS

(Unaudited)

September 30, 2023

is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Intermediate Value Fund	Daily	Monthly

PIMCO California Municipal Opportunistic Value Fund	Daily	Monthly

PIMCO National Municipal Intermediate Value Fund	Daily	Monthly

PIMCO National Municipal Opportunistic Value Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy

54	MUNICIPAL VALUE FUNDS

(Unaudited)

September 30, 2023

to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in

56	MUNICIPAL VALUE FUNDS

(Unaudited)

September 30, 2023

currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central

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Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Municipal Intermediate Value Fund	$1,537	$5,830	$(6,300)	$2	$(1)	$1,068	$31	$0

PIMCO California Municipal Opportunistic Value Fund	21,243	39,468	(41,900)	3	(6)	18,808	467	0

PIMCO National Municipal Intermediate Value Fund	6,349	26,573	(26,600)	0	0	6,322	173	0

PIMCO National Municipal Opportunistic Value Fund	15,823	30,679	(36,000)	5	(6)	10,501	379	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined

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Notes to Financial Statements (Cont.)

by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

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The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the funds’ investment restrictions). If a borrowing funds’ total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Small Fund	X	—	—	—

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Issuer	X	X	X	X

Liquidity	X	X	X	X

Income	X	X	X	X

Extension	X	X	X	X

Prepayment	X	X	X	X

When-issued Securities	X	X	X	X

Issuer Non-Diversification	X	X	X	X

Management	X	X	X	X

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Notes to Financial Statements (Cont.)

Risks	PIMCO California Municipal Intermediate Value Fund	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Intermediate Value Fund	PIMCO National Municipal Opportunistic Value Fund

Municipal Instruments	X	X	X	X

California and Single State Municipal Securities	X	X	—	—

Single State Municipal Securities	—	—	X	X

Municipal Project-Specific	X	X	X	X

Floating Rate Securities	X	X	X	X

Tax-Exempt Status	X	X	X	X

Taxation	X	X	X	X

U.S. Treasury and Agency Securities	X	X	X	X

General Obligation Bond	X	X	X	X

AMT Bonds	X	X	X	X

Lease Revenue Bond	X	X	X	X

Revenue Bond	X	X	X	X

Zero Coupon Bond	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Income Risk is the risk that when interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates.

When-Issued Securities Risk is the risks related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. In addition, interest is not generally paid on when-issued securities until settlement.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Instruments Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal.

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Notes to Financial Statements (Cont.)

California and Single State Municipal Securities Risk is the risk that because a Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Single State Municipal Securities Risk is the risk that because a Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Floating Rate Securities Risk is the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as London Interbank Offered Rate (“LIBOR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk is the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, subjecting you to increased tax liability.

Taxation Risk is the risk that to the extent that a Fund invests in securities the income from which is not tax-exempt, your share of income from such investments will be taxable for state and/or federal income tax purposes. Although a Fund seeks to invest primarily in securities that are not subject to regular federal income tax and California state income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

U.S. Treasury and Agency Securities Risk is the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

General Obligation Bond Risk is the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

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AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Lease Revenue Bond Risk is the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk is the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk is the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. Since a Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

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Notes to Financial Statements (Cont.)

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, its service providers, trading counterparties or the issuers in which a Fund invests.

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7. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for the Institutional Class, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to the Institutional Class):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee
PIMCO California Municipal Intermediate Value Fund	0.30%(1)	0.20%
PIMCO California Municipal Opportunistic Value Fund	0.40%(2)	0.23%
PIMCO National Municipal Intermediate Value Fund	0.30%(1)	0.20%
PIMCO National Municipal Opportunistic Value Fund	0.40%(2)	0.23%

(1)	PIMCO has contractually agreed through July 31, 2024 to reduce its advisory fee by 0.11% of the average daily net assets of the Fund.
(2)	PIMCO has contractually agreed through July 31, 2024 to reduce its advisory fee by 0.03% of the average daily net assets of the Fund.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit ; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”). The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

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Notes to Financial Statements (Cont.)

(d) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has agreed through July 31, 2024 to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed through July 31, 2024 to waive its advisory fee by 0.11% of the average daily net assets of the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund and by 0.03% of the average daily net assets of the PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. PIMCO may not recoup these waivers.

Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO California Municipal Intermediate Value Fund	$14

PIMCO California Municipal Opportunistic Value Fund	36

PIMCO National Municipal Intermediate Value Fund	67

PIMCO National Municipal Opportunistic Value Fund	45

†	A zero balance may reflect actual amounts rounding to less than one thousand.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 7, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

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9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO PIMCO California Municipal Intermediate Value Fund	$0	$0	$1,569	$3,844

PIMCO PIMCO California Municipal Opportunistic Value Fund	0	0	20,930	14,276

PIMCO PIMCO National Municipal Intermediate Value Fund	0	0	14,888	27,342

PIMCO PIMCO National Municipal Opportunistic Value Fund	2,813	0	15,206	13,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Notes to Financial Statements (Cont.)

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Municipal Intermediate Value Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	331	$3,251	776	$7,643

Issued as reinvestment of distributions

Institutional Class	23	228	69	683

Cost of shares redeemed

Institutional Class	(665)	(6,555)	(4,766)	(47,073)

Net increase (decrease) resulting from Fund share transactions	(311)	$(3,076)	(3,921)	$(38,747)

	PIMCO California Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	4,227	$41,079	12,093	$117,410

Issued as reinvestment of distributions

Institutional Class	390	3,773	625	6,074

Cost of shares redeemed

Institutional Class	(3,561)	(34,493)	(9,372)	(90,940)

Net increase (decrease) resulting from Fund share transactions	1,056	$10,359	3,346	$32,544

	PIMCO National Municipal Intermediate Value Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	512	$5,099	12,524	$124,541

Issued as reinvestment of distributions

Institutional Class	139	1,378	260	2,586

Cost of shares redeemed

Institutional Class	(1,999)	(19,925)	(20,462)	(204,097)

Net increase (decrease) resulting from Fund share transactions	(1,348)	$(13,448)	(7,678)	$(76,970)

70	MUNICIPAL VALUE FUNDS

(Unaudited)

September 30, 2023

	PIMCO National Municipal Opportunistic Value Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Fund Share Transactions:

Receipts for shares sold

Institutional Class	2,841	$27,613	18,394	$180,148

Issued as reinvestment of distributions

Institutional Class	506	4,902	856	8,353

Cost of shares redeemed

Institutional Class	(3,291)	(31,981)	(8,613)	(84,022)

Net increase (decrease) resulting from Fund share transactions	56	$534	10,637	$104,479

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Notes to Financial Statements (Cont.)

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Municipal Intermediate Value Fund	$83	$1,287

PIMCO California Municipal Opportunistic Value Fund	510	0

PIMCO National Municipal Intermediate Value Fund	2,011	2,698

PIMCO National Municipal Opportunistic Value Fund	126	199

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO California Municipal Intermediate Value Fund	$23,665	$15	$(1,356)	$(1,341)

PIMCO California Municipal Opportunistic Value Fund	241,308	395	(7,833)	(7,438)

PIMCO National Municipal Intermediate Value Fund	120,610	40	(6,272)	(6,232)

PIMCO National Municipal Opportunistic Value Fund	301,359	188	(12,385)	(12,197)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

72	MUNICIPAL VALUE FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	PSF	Public School Fund
BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	SGI	Syncora Guarantee, Inc.
CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

74	MUNICIPAL VALUE FUNDS

(Unaudited)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

76	MUNICIPAL VALUE FUNDS

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the

78	MUNICIPAL VALUE FUNDS

(Unaudited)

Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such

80	MUNICIPAL VALUE FUNDS

(Unaudited)

economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

82	MUNICIPAL VALUE FUNDS

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Municipal Intermediate Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0137	$0.0000	$0.0003	$0.0140

May 2023	$0.0119	$0.0000	$0.0027	$0.0146

June 2023	$0.0168	$0.0000	$0.0000	$0.0168

July 2023	$0.0138	$0.0000	$0.0000	$0.0138

August 2023	$0.0152	$0.0000	$0.0000	$0.0152

September 2023	$0.0166	$0.0000	$0.0000	$0.0166

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4018SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (each a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the Funds (Cont.)

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the Funds (Cont.)

Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.
The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	04/27/18	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	04/27/18	—	07/29/05	07/29/05	—	Diversified

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

Important Information About the Funds (Cont.)

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

PIMCO All Asset Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	(1.48)%	9.09%	4.11%	3.76%	6.18%
PIMCO All Asset Fund I-2	(1.61)%	8.85%	4.00%	3.66%	6.08%
PIMCO All Asset Fund I-3	(1.53)%	8.91%	3.97%	3.62%	6.03%
PIMCO All Asset Fund Administrative Class	(1.58)%	8.80%	3.85%	3.50%	5.92%
PIMCO All Asset Fund Class A	(1.67)%	8.60%	3.65%	3.29%	5.62%
PIMCO All Asset Fund Class A (adjusted)	(5.36)%	4.53%	2.86%	2.89%	5.43%
PIMCO All Asset Fund Class C	(2.01)%	7.74%	2.87%	2.51%	4.83%
PIMCO All Asset Fund Class C (adjusted)	(2.98)%	6.74%	2.87%	2.51%	4.83%
PIMCO All Asset Fund Class R	(1.79)%	8.33%	3.40%	3.02%	5.34%
Bloomberg U.S. TIPS: 1-10 Year Index	(2.41)%	2.11%	2.63%	1.78%	3.56%
Consumer Price Index + 500 Basis Points	4.31%	8.69%	9.05%	7.79%	7.56%
Lipper Alternative Global Macro Funds Average	0.05%	8.01%	2.47%	2.48%	3.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses) were 1.505% for Institutional Class shares, 1.605% for I-2 shares, 1.705% for I-3 shares, 1.755% for Administrative class shares, 1.955% for Class A shares, 2.705% for Class C shares, and 2.205% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Institutional Class - PAAIX	I-2 - PALPX	I-3 - PAANX	Administrative Class - PAALX
Class A - PASAX	Class C - PASCX	Class R - PATRX

Top 10 Holdings as of September 30, 2023†§

PIMCO All Asset: Multi-RAE PLUS Fund	18.6%
PIMCO All Asset: Multi-Real Fund	16.9%
PIMCO Low Duration Fund	8.7%
PIMCO Total Return Fund	7.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.7%
PIMCO Emerging Markets Local Currency and Bond Fund	4.4%
PIMCO RAE Fundamental Advantage PLUS Fund	3.9%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.9%
PIMCO TRENDS Managed Futures Strategy Fund	3.5%
PIMCO Long-Term U.S. Government Fund	2.7%

†	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust, or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”) and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in liquid alternatives, principally through exposure to the PIMCO TRENDS Managed Futures Strategy Fund, the PIMCO RAE Worldwide Long/Short PLUS Fund, and the PIMCO RAE Fundamental Advantage PLUS Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Positions in emerging market equities, through exposure to the PIMCO RAE Emerging Markets Fund, the PIMCO RAE PLUS EMG Fund, and the RAE Fundamental Emerging Markets Total Return Index, RAFI Dynamic Multi-Factor Emerging Markets NTR Index, and MSCI Emerging Markets Net Total Return USD Index gained via the PIMCO All Asset: Multi-RAE PLUS Fund, contributed to performance, as these Underlying PIMCO Funds and exposures posted positive returns despite the MSCI Emerging Markets Net Total Return USD Index declining.

»	Positions in short-term bonds, through exposure to the PIMCO Low Duration Fund and PIMCO Government Money Market Fund contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Positions in developed ex-U.S. equities, through exposure to the PIMCO RAE International Fund, PIMCO RAE PLUS International Fund, and the MSCI EAFE US Dollar Hedged Net, MSCI EAFE Net Total Return USD, RAE Fundamental

International Large Total Return, and the RAFI Dynamic Multi-Factor Developed ex-U.S. NTR indices gained via the PIMCO All Asset: Multi-RAE Fund, contributed to performance, as these Underlying PIMCO Funds and exposures posted positive returns despite the MSCI EAFE Net Total Return USD Index declining.

»	Positions in long duration bonds, through exposure to the PIMCO Extended Duration Fund, PIMCO Long-Term US Government Fund, the PIMCO Long Duration Total Return Fund and the PIMCO Long-Term Credit Bond Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in real estate investment trusts (“REITs”), gained via the PIMCO All Asset: Multi-Real Fund and the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, as these Underlying PIMCO Funds and exposure posted negative returns.

»	Positions in U.S. Treasury Inflation-Protected Securities, through exposure to the PIMCO Real Return Fund and the PIMCO Long-Term Real Return Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in U.S. and global core bonds, through exposure to the PIMCO Total Return Fund, detracted from performance, as this Underlying PIMCO Fund posted negative returns.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

PIMCO All Asset All Authority Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	(4.66)%	6.22%	1.22%	1.02%	4.10%
PIMCO All Asset All Authority Fund I-2	(4.55)%	6.27%	1.12%	0.93%	3.97%
PIMCO All Asset All Authority Fund I-3	(4.57)%	6.22%	1.08%	0.85%	3.95%
PIMCO All Asset All Authority Fund Class A	(4.71)%	5.92%	0.76%	0.57%	3.58%
PIMCO All Asset All Authority Fund Class A (adjusted)	(9.95)%	0.10%	(0.37)%	0.00%	3.38%
PIMCO All Asset All Authority Fund Class C	(5.01)%	5.08%	0.03%	(0.18)%	2.80%
PIMCO All Asset All Authority Fund Class C (adjusted)	(5.96)%	4.09%	0.03%	(0.18)%	2.80%
Bloomberg U.S. TIPS Index	(3.98)%	1.25%	2.12%	1.74%	3.46%
Consumer Price Index + 650 Basis Points	5.03%	10.19%	10.55%	9.29%	9.08%
Lipper Alternative Global Macro Funds Average	0.05%	8.01%	2.47%	2.48%	3.44%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses) were 3.55% for Institutional Class shares, 3.65% for I-2 shares, 3.75% for I-3 shares, 4.00% for Class A shares, and 4.75% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Institutional Class - PAUIX	I-2 - PAUPX	I-3 - PAUNX
Class A - PAUAX	Class C - PAUCX

Top 10 Holdings as of September 30, 2023†§

PIMCO Low Duration Fund	16.8%
PIMCO All Authority: Multi-RAE PLUS Fund	12.1%
PIMCO Total Return Fund	11.3%
PIMCO All Asset: Multi-Real Fund	8.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6.3%
PIMCO Emerging Markets Local Currency and Bond Fund	4.0%
PIMCO RAE Fundamental Advantage PLUS Fund	3.6%
PIMCO RealEstateRealReturn Strategy Fund	3.6%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.5%
PIMCO Real Return Fund	3.5%

†	% of Investments, at value.
§	Top 10 Holdings and % of Investments exclude securities sold short, financial derivative instruments and short-term instruments, if any.

Investment Objective and Strategy Overview

PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in liquid alternatives, primarily through exposure to the PIMCO TRENDS Managed Futures Strategy Fund, the PIMCO RAE Worldwide Long/Short PLUS Fund and the RAE Fundamental Advantage PLUS Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Positions in short-term bonds, through exposure to the PIMCO Low Duration Fund and the PIMCO Government Money Market Fund, contributed to performance, as these Underlying PIMCO Funds posted positive returns.

»	Positions in emerging market equities, primarily through exposure to the PIMCO RAE Emerging Markets Fund, the PIMCO RAE PLUS EMG Fund, and the RAE Fundamental Emerging Markets Total Return Index and the RAFI Dynamic Multi-Factor Emerging Markets Index gained via the PIMCO All Authority: Multi-RAE PLUS Fund, contributed to performance, as these Underlying PIMCO Funds and exposures posted positive returns.

»	There were no other material contributors for this Fund.

»	Positions in long duration bonds, through exposure to the PIMCO Extended Duration Fund, the PIMCO Long-Term U.S. Government Fund, the PIMCO Long Duration Total Return Fund, and the PIMCO Long-Term Credit Bond Fund
detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in real estate investment trusts (“REITs”), gained via the PIMCO All Asset: Multi-Real Fund and the PIMCO RealEstateRealReturn Strategy Fund, detracted from performance, as these Underlying PIMCO Funds and exposures posted negative returns.

»	Positions in U.S. treasury inflation-protected securities, through exposure to the PIMCO Long-Term Real Return Fund and PIMCO Real Return Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns.

»	Positions in U.S. and global core bonds, through exposure to the PIMCO Total Return Fund and the PIMCO International Bond Fund (USD-Hedged), detracted from performance, as these Underlying PIMCO Fund posted negative returns despite increases in the PIMCO International Bond Fund (USD-Hedged).

»	The Fund has the ability to borrow from a line of credit provided by a syndicate of banks to invest in additional PIMCO funds up to 1.5x of the Fund’s net assets, which detracted from performance, as the cost of borrowing tied to the one-month Secured Overnight Financing Rate and front-end interest rates increased further, interest costs associated with this borrowing increased while the returns of the Fund’s investments were negative on average.

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO All Asset Fund
Institutional Class	$1,000.00	$985.20	$0.67	$1,000.00	$1,024.26	$0.68	0.135%
I-2	1,000.00	983.90	1.16	1,000.00	1,023.76	1.19	0.235
I-3	1,000.00	984.70	1.41	1,000.00	1,023.51	1.44	0.285
Administrative Class	1,000.00	984.20	1.90	1,000.00	1,023.04	1.94	0.385
Class A	1,000.00	983.30	2.89	1,000.00	1,022.01	2.95	0.585
Class C	1,000.00	979.90	6.59	1,000.00	1,018.27	6.72	1.335
Class R	1,000.00	982.10	4.13	1,000.00	1,020.77	4.21	0.835

PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$953.40	$14.71	$1,000.00	$1,009.87	$15.13	3.02%
I-2	1,000.00	954.50	15.20	1,000.00	1,009.37	15.63	3.12
I-3	1,000.00	954.30	15.45	1,000.00	1,009.12	15.88	3.17
Class A	1,000.00	952.90	16.90	1,000.00	1,007.63	17.37	3.47
Class C	1,000.00	949.90	20.52	1,000.00	1,003.89	21.08	4.22

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 8, Fees and Expenses, in the Notes to Financial Statements.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Bloomberg U.S. TIPS: 1-10 Year Index	Bloomberg U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (CPI). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (CPI). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund

Institutional Class

04/01/2023 - 09/30/2023+	$10.78	$0.18	$(0.34)	$(0.16)	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2023	12.34	0.69	(1.53)	(0.84)	(0.72)	0.00	0.00	(0.72)

03/31/2022	12.77	1.27	(0.43)	0.84	(1.27)	0.00	0.00	(1.27)

03/31/2021	9.94	0.84	2.80	3.64	(0.81)	0.00	0.00	(0.81)

03/31/2020	11.48	0.32	(1.49)	(1.17)	(0.36)	0.00	(0.01)	(0.37)

03/31/2019	12.12	0.59	(0.63)	(0.04)	(0.60)	0.00	0.00	(0.60)

I-2

04/01/2023 - 09/30/2023+	10.81	0.18	(0.35)	(0.17)	(0.14)	0.00	0.00	(0.14)

03/31/2023	12.37	0.68	(1.53)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.26	(0.43)	0.83	(1.26)	0.00	0.00	(1.26)

03/31/2021	9.97	0.84	2.79	3.63	(0.80)	0.00	0.00	(0.80)

03/31/2020	11.50	0.31	(1.48)	(1.17)	(0.35)	0.00	(0.01)	(0.36)

03/31/2019	12.14	0.56	(0.61)	(0.05)	(0.59)	0.00	0.00	(0.59)

I-3

04/01/2023 - 09/30/2023+	10.82	0.18	(0.34)	(0.16)	(0.14)	0.00	0.00	(0.14)

03/31/2023	12.38	0.67	(1.52)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.55	(0.72)	0.83	(1.25)	0.00	0.00	(1.25)

03/31/2021	9.97	1.07	2.55	3.62	(0.79)	0.00	0.00	(0.79)

03/31/2020	11.50	0.22	(1.41)	(1.19)	(0.33)	0.00	(0.01)	(0.34)

04/27/2018 - 03/31/2019	12.14	0.50	(0.55)	(0.05)	(0.59)	0.00	0.00	(0.59)

Administrative Class

04/01/2023 - 09/30/2023+	10.80	0.17	(0.34)	(0.17)	(0.13)	0.00	0.00	(0.13)

03/31/2023	12.37	0.66	(1.53)	(0.87)	(0.70)	0.00	0.00	(0.70)

03/31/2022	12.80	1.22	(0.41)	0.81	(1.24)	0.00	0.00	(1.24)

03/31/2021	9.97	0.81	2.80	3.61	(0.78)	0.00	0.00	(0.78)

03/31/2020	11.50	0.29	(1.48)	(1.19)	(0.33)	0.00	(0.01)	(0.34)

03/31/2019	12.14	0.55	(0.62)	(0.07)	(0.57)	0.00	0.00	(0.57)

Class A

04/01/2023 - 09/30/2023+	10.78	0.16	(0.34)	(0.18)	(0.12)	0.00	0.00	(0.12)

03/31/2023	12.34	0.63	(1.52)	(0.89)	(0.67)	0.00	0.00	(0.67)

03/31/2022	12.78	1.22	(0.44)	0.78	(1.22)	0.00	0.00	(1.22)

03/31/2021	9.96	0.80	2.78	3.58	(0.76)	0.00	0.00	(0.76)

03/31/2020	11.49	0.27	(1.48)	(1.21)	(0.31)	0.00	(0.01)	(0.32)

03/31/2019	12.13	0.53	(0.62)	(0.09)	(0.55)	0.00	0.00	(0.55)

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.48	(1.48)%	$11,938,110	0.135	%*	0.225	%*	0.135	%*	0.225	%*	3.36	%*	32%

10.78	(6.68)	12,563,116	0.115		0.225		0.115		0.225		6.15		73

12.34	6.49	14,678,246	0.115		0.225		0.115		0.225		9.82		92

12.77	37.13	14,734,941	0.135		0.225		0.135		0.225		7.22		143

9.94	(10.61)	13,039,098	0.075		0.225		0.075		0.225		2.79		44

11.48	(0.13)	15,726,640	0.095		0.225		0.095		0.225		5.08		42

10.50	(1.61)	504,277	0.235	*	0.325	*	0.235	*	0.325	*	3.25	*	32

10.81	(6.76)	540,659	0.215		0.325		0.215		0.325		6.05		73

12.37	6.38	675,717	0.215		0.325		0.215		0.325		9.69		92

12.80	36.89	547,542	0.235		0.325		0.235		0.325		7.16		143

9.97	(10.59)	465,828	0.175		0.325		0.175		0.325		2.69		44

11.50	(0.24)	578,778	0.195		0.325		0.195		0.325		4.86		42

10.52	(1.53)	15,558	0.285	*	0.425	*	0.285	*	0.425	*	3.42	*	32

10.82	(6.80)	9,906	0.265		0.425		0.265		0.425		5.96		73

12.38	6.39	11,414	0.265		0.425		0.265		0.425		11.86		92

12.80	36.86	9,628	0.285		0.425		0.285		0.425		8.82		143

9.97	(10.75)	1,457	0.225		0.425		0.225		0.425		1.93		44

11.50	(0.23)	10,560	0.245		0.425		0.245		0.425		4.72		42

10.50	(1.58)	58,343	0.385	*	0.475	*	0.385	*	0.475	*	3.09	*	32

10.80	(6.97)	63,198	0.365		0.475		0.365		0.475		5.89		73

12.37	6.22	76,092	0.365		0.475		0.365		0.475		9.40		92

12.80	36.71	101,104	0.385		0.475		0.385		0.475		6.91		143

9.97	(10.72)	89,662	0.325		0.475		0.325		0.475		2.52		44

11.50	(0.39)	120,445	0.345		0.475		0.345		0.475		4.75		42

10.48	(1.67)	638,823	0.585	*	0.675	*	0.585	*	0.675	*	2.89	*	32

10.78	(7.09)	700,680	0.565		0.675		0.565		0.675		5.66		73

12.34	5.96	902,250	0.565		0.675		0.565		0.675		9.40		92

12.78	36.41	890,767	0.585		0.675		0.585		0.675		6.88		143

9.96	(10.90)	720,356	0.525		0.675		0.525		0.675		2.33		44

11.49	(0.57)	962,181	0.545		0.675		0.545		0.675		4.58		42

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund (Cont.)

Class C

04/01/2023 - 09/30/2023+	$10.73	$0.11	$(0.32)	$(0.21)	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2023	12.29	0.55	(1.52)	(0.97)	(0.59)	0.00	0.00	(0.59)

03/31/2022	12.74	1.11	(0.43)	0.68	(1.13)	0.00	0.00	(1.13)

03/31/2021	9.91	0.52	2.95	3.47	(0.64)	0.00	0.00	(0.64)

03/31/2020	11.44	0.18	(1.48)	(1.30)	(0.22)	0.00	(0.01)	(0.23)

03/31/2019	12.08	0.44	(0.62)	(0.18)	(0.46)	0.00	0.00	(0.46)

Class R

04/01/2023 - 09/30/2023+	10.68	0.14	(0.33)	(0.19)	(0.11)	0.00	0.00	(0.11)

03/31/2023	12.24	0.60	(1.51)	(0.91)	(0.65)	0.00	0.00	(0.65)

03/31/2022	12.68	1.17	(0.42)	0.75	(1.19)	0.00	0.00	(1.19)

03/31/2021	9.89	0.76	2.76	3.52	(0.73)	0.00	0.00	(0.73)

03/31/2020	11.42	0.24	(1.48)	(1.24)	(0.28)	0.00	(0.01)	(0.29)

03/31/2019	12.06	0.50	(0.62)	(0.12)	(0.52)	0.00	0.00	(0.52)

PIMCO All Asset All Authority Fund

Institutional Class

04/01/2023 - 09/30/2023+	$6.50	$0.05	$(0.34)	$(0.29)	$(0.05)	$0.00	$0.00	$(0.05)

03/31/2023	7.90	0.51	(1.34)	(0.83)	(0.57)	0.00	0.00	(0.57)

03/31/2022	8.49	1.12	(0.58)	0.54	(1.13)	0.00	0.00	(1.13)

03/31/2021	6.66	0.71	1.75	2.46	(0.63)	0.00	0.00	(0.63)

03/31/2020	8.17	0.16	(1.46)	(1.30)	(0.21)	0.00	0.00	(0.21)

03/31/2019	8.90	0.44	(0.70)	(0.26)	(0.47)	0.00	0.00	(0.47)

I-2

04/01/2023 - 09/30/2023+	6.51	0.05	(0.34)	(0.29)	(0.05)	0.00	0.00	(0.05)

03/31/2023	7.90	0.50	(1.33)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.13	(0.61)	0.52	(1.12)	0.00	0.00	(1.12)

03/31/2021	6.66	0.69	1.77	2.46	(0.62)	0.00	0.00	(0.62)

03/31/2020	8.18	0.15	(1.46)	(1.31)	(0.21)	0.00	0.00	(0.21)

03/31/2019	8.91	0.41	(0.68)	(0.27)	(0.46)	0.00	0.00	(0.46)

I-3

04/01/2023 - 09/30/2023+	6.51	0.05	(0.35)	(0.30)	(0.04)	0.00	0.00	(0.04)

03/31/2023	7.90	0.54	(1.37)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.17	(0.66)	0.51	(1.11)	0.00	0.00	(1.11)

03/31/2021	6.66	0.62	1.84	2.46	(0.62)	0.00	0.00	(0.62)

03/31/2020	8.17	0.09	(1.41)	(1.32)	(0.19)	0.00	0.00	(0.19)

04/27/2018 - 03/31/2019	8.90	0.43	(0.70)	(0.27)	(0.46)	0.00	0.00	(0.46)

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets(e)
Net Assets Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.43	(2.01	) %	$35,553	1.335	% *	1.425	% *	1.335	% *	1.425	% *	2.12	% *	32%

10.73	(7.80)		41,778	1.315		1.425		1.315		1.425		4.96		73

12.29	5.16		59,622	1.315		1.425		1.315		1.425		8.64		92

12.74	35.41		67,808	1.335		1.425		1.335		1.425		4.56		143

9.91	(11.63)		181,495	1.275		1.425		1.275		1.425		1.55		44

11.44	(1.33)		318,896	1.295		1.425		1.295		1.425		3.81		42

10.38	(1.79)		36,018	0.835	*	0.925	*	0.835	*	0.925	*	2.66	*	32

10.68	(7.36)		38,180	0.815		0.925		0.815		0.925		5.43		73

12.24	5.77		44,901	0.815		0.925		0.815		0.925		9.13		92

12.68	36.05		46,373	0.835		0.925		0.835		0.925		6.54		143

9.89	(11.18)		41,037	0.775		0.925		0.775		0.925		2.08		44

11.42	(0.82)		53,464	0.795		0.925		0.795		0.925		4.36		42

$6.16	(4.52)%		$1,202,342	3.02	%(g)*	3.02	%(g)*	0.28	%*	0.28	%*	1.59	%*	38

6.50	(10.42)		1,503,547	1.74	(g)	1.78	(g)	0.21		0.25		7.44		103

7.90	6.09		2,363,703	0.54	(g)	0.58	(g)	0.21		0.25		13.08		108

8.49	37.48		2,289,116	0.73	(g)	0.76	(g)	0.23		0.26		9.12		159

6.66	(16.32)		2,349,263	1.44	(g)	1.53	(g)	0.16		0.25		1.99		45

8.17	(2.78)		4,080,399	1.55	(g)	1.62	(g)	0.18		0.25		5.25		39

6.17	(4.55)		144,332	3.12	(g)*	3.12	(g)*	0.38	*	0.38	*	1.49	*	38

6.51	(10.39)		170,079	1.84	(g)	1.88	(g)	0.31		0.35		7.18		103

7.90	5.86		278,555	0.64	(g)	0.68	(g)	0.31		0.35		13.22		108

8.50	37.51		289,056	0.83	(g)	0.86	(g)	0.33		0.36		8.83		159

6.66	(16.51)		331,178	1.54	(g)	1.63	(g)	0.26		0.35		1.88		45

8.18	(2.88)		605,219	1.65	(g)	1.72	(g)	0.28		0.35		4.92		39

6.17	(4.57)		1,698	3.17	(g)*	3.22	(g)*	0.43	*	0.48	*	1.44	*	38

6.51	(10.46)		2,307	1.49	(f)(g)	1.58	(f)(g)	0.36		0.45		7.54		103

7.90	5.81		13,919	0.69	(g)	0.78	(g)	0.36		0.45		13.72		108

8.50	37.46		11,581	0.88	(g)	0.96	(g)	0.38		0.46		7.70		159

6.66	(16.52)		1,561	1.59	(g)	1.73	(g)	0.31		0.45		1.07		45

8.17	(2.88)		26,421	1.70	(g)*	1.82	(g)*	0.33	*	0.45	*	5.60	*	39

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset All Authority Fund (Cont.)

Class A

04/01/2023 - 09/30/2023+	$6.50	$0.04	$(0.34)	$(0.30)	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2023	7.90	0.48	(1.34)	(0.86)	(0.54)	0.00	0.00	(0.54)

03/31/2022	8.49	1.08	(0.58)	0.50	(1.09)	0.00	0.00	(1.09)

03/31/2021	6.66	0.73	1.70	2.43	(0.60)	0.00	0.00	(0.60)

03/31/2020	8.18	0.13	(1.47)	(1.34)	(0.18)	0.00	0.00	(0.18)

03/31/2019	8.91	0.40	(0.70)	(0.30)	(0.43)	0.00	0.00	(0.43)

Class C

04/01/2023 - 09/30/2023+	6.52	0.01	(0.34)	(0.33)	(0.01)	0.00	0.00	(0.01)

03/31/2023	7.92	0.42	(1.33)	(0.91)	(0.49)	0.00	0.00	(0.49)

03/31/2022	8.51	1.00	(0.57)	0.43	(1.02)	0.00	0.00	(1.02)

03/31/2021	6.66	0.48	1.89	2.37	(0.52)	0.00	0.00	(0.52)

03/31/2020	8.18	0.06	(1.46)	(1.40)	(0.12)	0.00	0.00	(0.12)

03/31/2019	8.91	0.33	(0.69)	(0.36)	(0.37)	0.00	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 8, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(g)	Ratio of expenses to average net assets includes line of credit expenses.

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets(e)
Net Assets Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.16	(4.71	) %	$265,014	3.47	% (g)*	3.47	% (g)*	0.73	% *	0.73	% *	1.14	% *	38%

6.50	(10.81)		308,294	2.19	(g)	2.23	(g)	0.66		0.70		6.95		103

7.90	5.65		422,624	0.99	(g)	1.03	(g)	0.66		0.70		12.65		108

8.49	36.95		465,005	1.18	(g)	1.21	(g)	0.68		0.71		9.24		159

6.66	(16.79)		343,870	1.89	(g)	1.98	(g)	0.61		0.70		1.55		45

8.18	(3.22)		524,713	2.00	(g)	2.07	(g)	0.63		0.70		4.72		39

6.18	(5.01)		15,897	4.22	(g)*	4.22	(g)*	1.48	*	1.48	*	0.39	*	38

6.52	(11.49)		19,998	2.89	(g)	2.93	(g)	1.41		1.45		5.98		103

7.92	4.84		38,642	1.74	(g)	1.78	(g)	1.41		1.45		11.68		108

8.51	35.91		64,967	1.93	(g)	1.96	(g)	1.43		1.46		6.18		159

6.66	(17.41)		184,046	2.64	(g)	2.73	(g)	1.36		1.45		0.74		45

8.18	(3.96)		376,183	2.75	(g)	2.82	(g)	1.38		1.45		3.98		39

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Assets:

Investments, at value
Investments in Affiliates	$13,246,234	$2,231,681
Cash	73	0
Receivable for investments in Affiliates sold	2,456	372
Receivable for Fund shares sold	4,159	151
Dividends receivable from Affiliates	21,226	4,910
Reimbursement receivable from PIMCO	1,026	0
Prepaid expenses	0	682

Total Assets	13,275,174	2,237,796

Liabilities:

Borrowings & Other Financing Transactions
Payable for line of credit	$0	$600,000
Payable for investments in Affiliates purchased	26,012	5,747
Payable for Fund shares redeemed	19,521	1,263
Overdraft due to custodian	0	4
Accrued investment advisory fees	2,015	297
Accrued supervisory and administrative fees	746	136
Accrued distribution fees	44	11
Accrued servicing fees	154	61
Accrued reimbursement to PIMCO	0	100
Other liabilities	0	894

Total Liabilities	48,492	608,513

Net Assets	$13,226,682	$1,629,283

Net Assets Consist of:

Paid in capital	$17,520,085	$8,801,295
Distributable earnings (accumulated loss)	(4,293,403)	(7,172,012)

Net Assets	$13,226,682	$1,629,283

Cost of investments in Affiliates	$14,285,736	$2,456,935

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Net Assets:

Institutional Class	$11,938,110	$1,202,342
I-2	504,277	144,332
I-3	15,558	1,698
Administrative Class	58,343	N/A
Class A	638,823	265,014
Class C	35,553	15,897
Class R	36,018	N/A

Shares Issued and Outstanding:

Institutional Class	1,139,449	195,126
I-2	48,012	23,405
I-3	1,479	275
Administrative Class	5,557	N/A
Class A	60,977	43,034
Class C	3,410	2,574
Class R	3,471	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.48	$6.16
I-2	10.50	6.17
I-3	10.52	6.17
Administrative Class	10.50	N/A
Class A	10.48	6.16
Class C	10.43	6.18
Class R	10.38	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:

Interest	$38	$4
Dividends from Investments in Affiliates	241,185	42,967
Total Income	241,223	42,971

Expenses:

Investment advisory fees	12,030	1,861
Supervisory and administrative fees	4,468	853
Distribution and/or servicing fees - Administrative Class	76	N/A
Distribution and/or servicing fees - Class A	847	360
Distribution and/or servicing fees - Class C	195	91
Distribution and/or servicing fees - Class R	93	N/A
Trustee fees	39	6
Interest expense	0	25,548
Miscellaneous expense	11	242
Total Expenses	17,759	28,961
Waiver and/or Reimbursement by PIMCO	(5,978)	(1)
Net Expenses	11,781	28,960

Net Investment Income (Loss)	229,442	14,011

Net Realized Gain (Loss):

Investments in Affiliates	(347,550)	(74,562)

Net Realized Gain (Loss)	(347,550)	(74,562)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	(84,104)	(24,377)

Net Change in Unrealized Appreciation (Depreciation)	(84,104)	(24,377)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(202,212)	$(84,928)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$229,442	$889,928	$14,011	$186,492
Net realized gain (loss)	(347,550)	(1,085,427)	(74,562)	(437,174)
Net change in unrealized appreciation (depreciation)	(84,104)	(948,680)	(24,377)	(66,460)

Net Increase (Decrease) in Net Assets Resulting from Operations	(202,212)	(1,144,179)	(84,928)	(317,142)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(164,106)	(829,889)	(10,295)	(156,970)
I-2	(6,724)	(36,096)	(1,093)	(16,444)
I-3	(192)	(600)	(14)	(355)
Administrative Class	(732)	(4,076)	N/A	N/A
Class A	(7,566)	(44,593)	(1,563)	(26,500)
Class C	(307)	(2,508)	(38)	(1,739)
Class R	(384)	(2,276)	N/A	N/A

Total Distributions(a)	(180,011)	(920,038)	(13,003)	(202,008)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(348,612)	(426,508)	(277,011)	(594,068)

Total Increase (Decrease) in Net Assets	(730,835)	(2,490,725)	(374,942)	(1,113,218)

Net Assets:
Beginning of period	13,957,517	16,448,242	2,004,225	3,117,443
End of period	$13,226,682	$13,957,517	$1,629,283	$2,004,225

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Statement of Cash Flows PIMCO All Asset All Authority Fund

Six Months Ended September 30, 2023 (Unaudited) (Amounts in thousands†)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(84,928)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(997,801)
Proceeds from sales of long-term securities	1,530,024
(Purchases) Proceeds from sales of short-term portfolio investments, net	3,943
(Increase) decrease in receivable for investments sold	(372)
(Increase) decrease in interest and/or dividends receivable	271
(Increase) decrease in dividends receivable from Affiliates	677
(Increase) decrease in Prepaid Expenses	(102)
(Increase) decrease in reimbursement receivable from PIMCO	118
Increase (decrease) in payable for investments purchased	(221)
Increase (decrease) in accrued investment advisory fees	(63)
Increase (decrease) in accrued supervisory and administrative fees	(29)
Increase (decrease) in accrued distribution fees	(3)
Increase (decrease) in accrued servicing fees	(12)
Increase (decrease) in other liabilities	527
Net Realized (Gain) Loss
Investments in Affiliates	74,562
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	24,377
Net Cash Provided by (Used for) Operating Activities	550,968

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	73,122
Payments on shares redeemed	(372,651)
Increase (decrease) in overdraft due to custodian	4
Payments on line of credit	(250,000)
Cash distributions paid*	(1,444)
Net Cash Received from (Used for) Financing Activities	(550,969)

Net Increase (Decrease) in Cash and Foreign Currency	(1)

Cash and Foreign Currency:

Beginning of period	1
End of period	$0
* Reinvestment of distributions	$11,559

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$25,123

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

(Unaudited)

September 30, 2023

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	253,772,318	$2,461,591

PIMCO All Asset: Multi-Real Fund	266,896,804	2,236,595

PIMCO Emerging Markets Bond Fund	42,892,981	331,992

PIMCO Emerging Markets Currency and Short-Term Investments Fund	38,070,990	275,253

PIMCO Emerging Markets Local Currency and Bond Fund	105,111,800	584,422

PIMCO Extended Duration Fund	17,824,511	229,936

PIMCO High Yield Fund	27,735,470	209,403

PIMCO Income Fund	16,557,292	168,719

PIMCO International Bond Fund (U.S. Dollar-Hedged)	80,556,708	756,428

PIMCO Investment Grade Credit Bond Fund	9,698,930	81,665

PIMCO Long Duration Total Return Fund	39,272,105	259,981

PIMCO Long-Term Real Return Fund	15,405,093	180,394

PIMCO Long-Term U.S. Government Fund	26,467,995	356,259

PIMCO Low Duration Fund	128,334,592	1,158,861

PIMCO RAE Emerging Markets Fund	31,819,325	306,102

PIMCO RAE Fundamental Advantage PLUS Fund	61,968,045	519,292

PIMCO RAE International Fund	19,104,473	153,027

	SHARES	MARKET VALUE (000S)

PIMCO RAE PLUS EMG Fund	14,417,423	$92,992

PIMCO RAE PLUS International Fund	15,217,883	102,416

PIMCO RAE US Fund	8,873,976	112,877

PIMCO RAE US Small Fund	8,322,326	73,070

PIMCO RAE Worldwide Long/Short PLUS Fund	66,041,100	511,158

PIMCO Real Return Fund	27,633,444	267,215

PIMCO RealEstateRealReturn Strategy Fund	7,078,452	150,771

PIMCO StocksPLUS Long Duration Fund	5,443,894	73,384

PIMCO Total Return Fund	128,485,617	1,049,728

PIMCO TRENDS Managed Futures Strategy Fund	42,592,278	463,404

Total Mutual Funds (Cost $14,206,435)		13,166,935

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
5.460% (a)(b)	79,300,749	79,299

Total Short-Term Instruments (Cost $79,301)		79,299

Total Investments in Affiliates (Cost $14,285,736)		13,246,234

Total Investments 100.1% (Cost $14,285,736)		$13,246,234

Other Assets and Liabilities, net (0.1)%		(19,552)

Net Assets 100.0%		$13,226,682

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO All Asset Fund (Cont.)

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Mutual Funds	$13,166,935	$0	$0	$13,166,935
Short-Term Instruments
Mutual Funds	79,299	0	0	79,299

Total Investments	$13,246,234	$0	$0	$13,246,234

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset All Authority Fund

(Unaudited)

September 30, 2023

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 137.0%

MUTUAL FUNDS (a) 136.0%

PIMCO All Asset: Multi-Real Fund	23,021,357	$192,919

PIMCO All Authority: Multi-RAE PLUS Fund	27,808,616	269,187

PIMCO CommoditiesPLUS® Strategy Fund	4,387,712	31,416

PIMCO CommodityRealReturn Strategy Fund®	4,134,958	55,408

PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,636,536	40,752

PIMCO Emerging Markets Local Currency and Bond Fund	15,992,819	88,920

PIMCO Extended Duration Fund	3,974,776	51,275

PIMCO High Yield Fund	4,799,489	36,236

PIMCO Income Fund	1,944,994	19,819

PIMCO International Bond Fund (U.S. Dollar-Hedged)	14,923,211	140,129

PIMCO Investment Grade Credit Bond Fund	1,174,784	9,892

PIMCO Long Duration Total Return Fund	8,357,961	55,330

PIMCO Long-Term Credit Bond Fund	1,642,417	13,435

PIMCO Long-Term Real Return Fund	4,481,641	52,480

PIMCO Long-Term U.S. Government Fund	4,548,048	61,217

PIMCO Low Duration Fund	41,611,030	375,748

PIMCO RAE Emerging Markets Fund	3,369,266	32,412

PIMCO RAE Fundamental Advantage PLUS Fund	9,585,116	80,323

	SHARES	MARKET VALUE (000S)

PIMCO RAE International Fund	2,366,359	$18,955

PIMCO RAE PLUS EMG Fund	1,582,641	10,208

PIMCO RAE PLUS International Fund	2,714,591	18,269

PIMCO RAE Worldwide Long/Short PLUS Fund	10,103,571	78,202

PIMCO Real Return Fund	7,978,571	77,153

PIMCO RealEstateRealReturn Strategy Fund	3,756,264	80,008

PIMCO Total Return Fund	30,862,326	252,145

PIMCO TRENDS Managed Futures Strategy Fund	6,775,233	73,714

Total Mutual Funds (Cost $2,440,806)		2,215,552

SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
5.460% (a)(b)	16,128,959	16,129

Total Short-Term Instruments (Cost $16,129)		16,129

Total Investments in Affiliates (Cost $2,456,935)		2,231,681

Total Investments 137.0% (Cost $2,456,935)		$2,231,681

Other Assets and Liabilities, net (37.0)%		(602,398)

Net Assets 100.0%		$1,629,283

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Mutual Funds	$2,215,552	$0	$0	$2,215,552
Short-Term Instruments
Mutual Funds	16,129	0	0	16,129

Total Investments	$2,231,681	$0	$0	$2,231,681

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds. Each Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Notes to Financial Statements (Cont.)

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset Fund	Quarterly	Quarterly

PIMCO All Asset All Authority Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2023

accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Notes to Financial Statements (Cont.)

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s and Underlying PIMCO Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

The assets of the Funds consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Fund’s shares. For purposes of calculating NAV of the

34	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2023

Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Notes to Financial Statements (Cont.)

things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

36	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2023

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest under normal circumstances substantially all or a significant portion of their assets in the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$2,850,990	$328,996	$(738,741)	$(96,361)	$116,707	$2,461,591	$56,235	$0

PIMCO All Asset: Multi-Real Fund	2,180,287	611,529	(415,932)	(51,098)	(88,191)	2,236,595	26,907	0

PIMCO Emerging Markets Bond Fund	758,366	17,044	(428,941)	(47,047)	32,570	331,992	15,678	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	334,937	78,733	(126,632)	(4,232)	(7,553)	275,253	12,836	0

PIMCO Emerging Markets Local Currency and Bond Fund	719,202	18,020	(135,113)	(56,432)	38,745	584,422	18,028	0

PIMCO Extended Duration Fund	266,401	90,070	(60,429)	(9,419)	(56,687)	229,936	2,675	0

PIMCO Government Money Market Fund	82,638	743,234	(746,571)	0	(2)	79,299	1,888	0

PIMCO High Yield Fund	0	255,371	(43,459)	(101)	(2,408)	209,403	3,473	0

PIMCO Income Fund	175,914	36,713	(39,550)	(92)	(4,266)	168,719	5,545	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	204,737	582,788	(23,116)	(404)	(7,577)	756,428	9,330	0

PIMCO Investment Grade Credit Bond Fund	93,685	36,081	(43,940)	(7,724)	3,563	81,665	1,721	0

PIMCO Long Duration Total Return Fund	387,188	52,279	(142,135)	(8,639)	(28,712)	259,981	5,900	0

PIMCO Long-Term Credit Bond Fund	0	91,206	(85,777)	(5,429)	0	0	1,521	0

PIMCO Long-Term Real Return Fund	325,186	7,909	(112,933)	(6,579)	(33,189)	180,394	8,155	0

PIMCO Long-Term U.S. Government Fund	297,516	186,244	(70,083)	(7,347)	(50,071)	356,259	5,322	0

PIMCO Low Duration Fund	1,010,197	582,208	(420,212)	(7,270)	(6,062)	1,158,861	21,125	0

PIMCO RAE Emerging Markets Fund	307,366	231,365	(256,770)	(7,965)	32,106	306,102	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	461,061	141,018	(80,083)	(3,603)	899	519,292	5,257	0

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Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE International Fund	$257,234	$13,140	$(125,413)	$17,748	$(9,682)	$153,027	$0	$0

PIMCO RAE PLUS EMG Fund	88,682	2,566	(3,150)	38	4,856	92,992	2,566	0

PIMCO RAE PLUS International Fund	101,560	2,431	(2,778)	(1,010)	2,213	102,416	2,430	0

PIMCO RAE US Fund	153,564	184,688	(227,474)	2,807	(708)	112,877	0	0

PIMCO RAE US Small Fund	165,577	33,542	(127,343)	(6,551)	7,845	73,070	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	472,024	91,751	(67,432)	(2,075)	16,890	511,158	1,742	0

PIMCO Real Return Fund	437,792	7,658	(158,082)	(4,681)	(15,472)	267,215	7,861	0

PIMCO RealEstateRealReturn Strategy Fund	192,339	0	(27,906)	(391)	(13,271)	150,771	0	0

PIMCO StocksPLUS Long Duration Fund	0	196,170	(116,120)	1,836	(8,502)	73,384	907	0

PIMCO Total Return Fund	1,149,167	420,957	(456,518)	(20,845)	(43,033)	1,049,728	24,083	0

PIMCO TRENDS Managed Futures Strategy Fund	482,721	109,110	(148,631)	(14,684)	34,888	463,404	0	0

Totals	$13,956,331	$5,152,821	$(5,431,264)	$(347,550)	$(84,104)	$13,246,234	$241,185	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-Real Fund	$263,787	$7,425	$(67,524)	$(2,795)	$(7,974)	$192,919	$2,559	$0

PIMCO All Authority: Multi-RAE PLUS Fund	447,157	120,914	(295,468)	(2,103)	(1,313)	269,187	5,801	0

PIMCO CommoditiesPLUS® Strategy Fund	26,101	36,250	(32,581)	(3,407)	5,053	31,416	125	0

PIMCO CommodityRealReturn Strategy Fund®	49,823	46,828	(41,286)	(7,119)	7,162	55,408	0	0

PIMCO Emerging Markets Bond Fund	89,525	687	(89,834)	(4,070)	3,692	0	770	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	62,497	13,645	(33,452)	(2,036)	98	40,752	2,238	0

PIMCO Emerging Markets Local Currency and Bond Fund	121,854	6,562	(36,891)	(3,543)	938	88,920	3,075	0

PIMCO Extended Duration Fund	69,669	29,896	(31,985)	(3,052)	(13,253)	51,275	670	0

PIMCO Government Money Market Fund	19,844	594,584	(598,300)	0	0	16,128	1,224	0

PIMCO High Yield Fund	0	48,176	(11,430)	(70)	(440)	36,236	423	0

PIMCO Income Fund	26,796	5,143	(11,545)	129	(704)	19,819	776	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	59,524	113,949	(31,731)	(374)	(1,239)	140,129	2,089	0

PIMCO Investment Grade Credit Bond Fund	12,744	4,798	(7,117)	(1,142)	609	9,892	225	0

PIMCO Long Duration Total Return Fund	83,293	22,669	(41,238)	(7,364)	(2,030)	55,330	1,456	0

PIMCO Long-Term Credit Bond Fund	18,379	6,893	(9,929)	(538)	(1,370)	13,435	445	0

PIMCO Long-Term Real Return Fund	101,921	3,155	(40,181)	(3,216)	(9,199)	52,480	2,589	0

PIMCO Long-Term U.S. Government Fund	77,549	35,752	(39,153)	(3,432)	(9,499)	61,217	1,291	0

PIMCO Low Duration Fund	336,146	202,800	(158,504)	(3,445)	(1,249)	375,748	6,340	0

PIMCO RAE Emerging Markets Fund	40,479	53,353	(64,381)	1,344	1,617	32,412	0	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Fundamental Advantage PLUS Fund	$87,496	$19,575	$(25,878)	$(1,032)		$162	$80,323	$962	$0

PIMCO RAE International Fund	48,397	2,788	(33,641)	3,547		(2,136)	18,955	0	0

PIMCO RAE PLUS EMG Fund	11,798	313	(2,581)	196		482	10,208	312	0

PIMCO RAE PLUS International Fund	22,234	471	(4,779)	(5,937)		6,280	18,269	471	0

PIMCO RAE US Small Fund	35,776	0	(35,501)	(356)		81	0	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	89,902	11,038	(25,560)	(3,637)		6,459	78,202	322	0

PIMCO Real Return Fund	133,467	3,364	(53,270)	(2,098)		(4,310)	77,153	2,513	0

PIMCO RealEstateRealReturn Strategy Fund	143,962	25,363	(80,967)	(8,161)		(189)	80,008	0	0

PIMCO Total Return Fund	288,989	157,138	(177,283)	(8,344)		(8,355)	252,145	6,201	0

PIMCO TRENDS Managed Futures Strategy Fund	97,449	18,855	(46,332)	(2,507)		6,250	73,715	0	0

Totals	$2,866,558	$1,592,384	$(2,128,322)	$(74,562	)(2)	$(24,377)	$2,231,681	$42,967	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(2)	Total does not include final distribution payments related to a previously held affiliated fund, in the amount of approximately $71,000.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA Fund”) has entered into an amended and restated secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

As of September 30, 2023, the credit agreement is comprised of revolving loan tranches. The AAAA Fund pays financing charges at a rate per annum equal to the sum of (a) seventy five basis points (0.75%) plus (b) the highest of (i) the Overnight Bank Funding Rate in effect on such day, (ii) the Federal Funds Effective Rate in effect on such day and (iii) Adjusted Term SOFR for a one-month

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September 30, 2023

tenor in effect on such day. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment amount under the revolving loan tranches are:

Tranches	Commitment Amount (in thousands)	Termination date

1 Year, Monthly Revolver	$600,000	9/20/2024

Borrowings outstanding, if any, as of September 30, 2023 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. Legal costs related to the annual renewal of the line of credit are disclosed on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2023 was as follows (amounts in thousands†):

Average Outstanding Principal*	Average Weighted Rate of Interest	Interest	Commitment and Upfront Fees	Outstanding Principal as of 9/30/2023

$839,071	5.89%	$24,957	$77	$600,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

The average outstanding principal may be higher or lower than the commitment amount or outstanding principal at period end due to changes in the commitment amount during the period or borrowings and paydowns made during the period.

(b) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Notes to Financial Statements (Cont.)

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return are listed below.

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Allocation	X	X

Fund of Funds	X	X

Market Trading	X	X

Municipal Project-Specific	X	X

Municipal Bond	X	X

Interest Rate	X	X

Call	X	X

Credit	X	X

High Yield	X	X

Distressed Company	X	X

Market	X	X

Issuer	X	X

Liquidity	X	X

Derivatives	X	X

Futures Contract	X	X

Model	X	X

Commodity	X	X

Equity	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X

Foreign (Non-U.S.) Investment	X	X

Real Estate	X	X

Emerging Markets	X	X

Sovereign Debt	X	X

Currency	X	X

Leveraging	X	X

Smaller Company	X	X

Issuer Non-Diversification	X	X

Management	X	X

Short Exposure	X	X

Tax	X	X

Subsidiary	X	X

Value Investing	X	X

Convertible Securities	X	X

Exchange-Traded Fund	X	X

Tracking Error	X	X

Indexing	X	X

LIBOR Transition	X	X

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The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

The following is a principal risk of investing in PIMCO All Asset All Authority Fund.

Leveraging Risk is the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Fund’s shares trade at prices other than the Fund’s net asset value.

Municipal Project-Specific Risk is the risk thata Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Notes to Financial Statements (Cont.)

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in

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regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk  is the risk that the Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for the Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Notes to Financial Statements (Cont.)

exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax

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restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Notes to Financial Statements (Cont.)

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of

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existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class		Class A	Class C	Class R
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.25%	(3)	0.05%		0.25%	0.25%	0.25%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	0.25%	(3)	0.05%	*	0.25%	0.25%	N/A

(1)

PIMCO has contractually agreed, through July 31, 2024, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2024, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(3)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements (Cont.)

*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A

All Funds	—	0.25%

Class C

All Funds	0.75%	0.25%

Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

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(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Notes to Financial Statements (Cont.)

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†)

Fund Name	Waived Fees

PIMCO All Asset Fund	$3

PIMCO All Asset All Authority Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  Underlying PIMCO Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Funds’ assets.

PIMCO has contractually agreed, through July 31, 2024, for the PIMCO All Asset Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees (collectively, “Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2024, for the AAAA Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Underlying PIMCO Fund Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. These waivers will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the advisory fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the applicable expense limit; ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of September 30, 2023 were (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Asset Fund	$17,298	$18,416	$12,801	$48,515

PIMCO All Asset All Authority Fund	939	1,326	170	2,435

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†)

Fund Name	Waived Fees

PIMCO All Asset Fund	$5,975

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset Fund	$0	$0	$4,409,587	$4,684,693

PIMCO All Asset All Authority Fund	0	0	997,800	1,530,022

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	56,860	$613,556	163,598	$1,817,665	9,236	$59,687	40,317	$272,896

I-2	2,861	30,970	14,511	163,938	1,158	7,440	9,476	65,587

I-3	635	6,897	327	3,570	6	36	181	1,335

Administrative Class	319	3,435	591	6,627	N/A	N/A	N/A	N/A

Class A	1,734	18,719	7,172	80,085	773	4,945	6,187	42,368

Class C	160	1,717	804	9,029	116	749	355	2,456

Class R	115	1,221	392	4,336	N/A	N/A	N/A	N/A

Issued as reinvestment of distributions

Institutional Class	14,261	152,840	73,055	787,556	1,459	9,279	22,034	144,935

I-2	479	5,145	2,572	27,835	134	850	1,907	12,598

I-3	18	192	55	600	2	14	52	355

Administrative Class	68	732	377	4,075	N/A	N/A	N/A	N/A

Class A	646	6,927	3,802	41,042	217	1,380	3,545	23,315

Class C	27	284	216	2,322	6	36	250	1,650

Class R	36	384	213	2,274	N/A	N/A	N/A	N/A

Cost of shares redeemed

Institutional Class	(97,257)	(1,046,477)	(260,796)	(2,877,896)	(46,710)	(296,824)	(130,574)	(885,580)

I-2	(5,364)	(57,996)	(21,687)	(240,461)	(4,013)	(25,724)	(20,510)	(140,068)

I-3	(89)	(962)	(389)	(4,346)	(87)	(558)	(1,640)	(11,366)

Administrative Class	(680)	(7,363)	(1,272)	(14,111)	N/A	N/A	N/A	N/A

Class A	(6,397)	(68,940)	(19,087)	(211,026)	(5,367)	(34,384)	(15,851)	(107,814)

Class C	(669)	(7,183)	(1,978)	(21,912)	(613)	(3,937)	(2,421)	(16,735)

Class R	(254)	(2,710)	(700)	(7,710)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(32,491)	$(348,612)	(38,224)	$(426,508)	(43,683)	$(277,011)	(86,692)	$(594,068)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO, the investment adviser for the PIMCO All Asset All Authority Fund, has entered into a settlement agreement with the SEC that relates to the Fund. The settlement concerns certain previously disclosed and remediated fee waiver calculation issues for the period April 2011 to November 2017. The settlement resolves the SEC’s investigation of this matter.

56	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2023

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a “Fund”, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as

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Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Fund	$1,021,027	$1,291,749

PIMCO All Asset All Authority Fund	1,609,606	5,092,006

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset Fund	$14,903,941	$70,619	$(1,728,326)	$(1,657,707)

PIMCO All Asset All Authority Fund	2,598,155	33,317	(399,791)	(366,474)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

58	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and

60	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

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services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

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The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar

64	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including

66	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

68	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0398	$0.0000	$0.0000	$0.0398

September 2023	$0.1036	$0.0000	$0.0000	$0.1036

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0378	$0.0000	$0.0000	$0.0378

September 2023	$0.1008	$0.0000	$0.0000	$0.1008

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0374	$0.0000	$0.0000	$0.0374

September 2023	$0.0999	$0.0000	$0.0000	$0.0999

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0348	$0.0000	$0.0000	$0.0348

September 2023	$0.0967	$0.0000	$0.0000	$0.0967

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0310	$0.0000	$0.0000	$0.0310

September 2023	$0.0912	$0.0000	$0.0000	$0.0912

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0162	$0.0000	$0.0000	$0.0162

September 2023	$0.0704	$0.0000	$0.0000	$0.0704

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Distribution Information (Cont.)

(Unaudited)

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0262	$0.0000	$0.0000	$0.0262

September 2023	$0.0848	$0.0000	$0.0000	$0.0848

PIMCO All Asset All Authority Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0216	$0.0000	$0.0000	$0.0216

September 2023	$0.0263	$0.0000	$0.0000	$0.0263

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0204	$0.0000	$0.0000	$0.0204

September 2023	$0.0247	$0.0000	$0.0000	$0.0247

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0198	$0.0000	$0.0000	$0.0198

September 2023	$0.0237	$0.0000	$0.0000	$0.0237

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0162	$0.0000	$0.0000	$0.0162

September 2023	$0.0190	$0.0000	$0.0000	$0.0190

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0071	$0.0000	$0.0000	$0.0071

September 2023	$0.0066	$0.0000	$0.0000	$0.0066

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

70	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4010SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Climate Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO CLIMATE BOND FUND

Important Information About the PIMCO Climate Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Climate Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Climate Bond Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO CLIMATE BOND FUND

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Climate Bond Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status

PIMCO Climate Bond Fund	12/10/19	12/10/19	12/10/19	12/10/19	12/10/19	12/10/19	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO CLIMATE BOND FUND

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Climate Bond Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	Fund Inception (12/10/19)
PIMCO Climate Bond Fund Institutional Class	(0.97)%	4.59%	(1.29)%
PIMCO Climate Bond Fund I-2	(1.02)%	4.48%	(1.39)%
PIMCO Climate Bond Fund I-3	(1.05)%	4.43%	(1.44)%
PIMCO Climate Bond Fund Class A	(1.17)%	4.17%	(1.68)%
PIMCO Climate Bond Fund Class A (adjusted)	(3.42)%	1.79%	(2.27)%
PIMCO Climate Bond Fund Class C	(1.54)%	3.39%	(2.42)%
PIMCO Climate Bond Fund Class C (adjusted)	(2.51)%	2.42%	(2.42)%
Bloomberg MSCI Global Green Bond Index, USD Hedged	(0.94)%	2.37%	(3.33)%
Lipper Global Income Funds Average	(3.21)%	3.03%	(3.01)%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 12/31/2019.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund share.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.59% for Institutional Class shares, 0.69% for I-2 shares, 0.79% for I-3 shares, 0.99% for Class A shares and 1.74% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO CLIMATE BOND FUND

Institutional Class - PCEIX	I-2 - PCEPX	I-3 - PCEWX	Class A - PCEBX
Class C - PCECX

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	62.3%
Short-Term Instruments	16.0%
Sovereign Issues	6.9%
Asset-Backed Securities	4.7%
Non-Agency Mortgage-Backed Securities	3.3%
U.S. Treasury Obligations	3.2%
U.S. Government Agencies	2.3%
Municipal Bonds & Notes	1.3%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Investment Objective and Strategy Overview

PIMCO Climate Bond Fund seeks optimal risk adjusted returns, consistent with prudent investment management, while giving consideration to long term climate related risks and opportunities, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the fossil fuel-related sectors, including distribution/retail, equipment and services, extraction and production, petrochemicals, pipelines and transportation and refining, and the production or distribution of coal and coal fired generation. The Fund may invest in the securities of issuers determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. Moreover, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. The Fund may invest in labeled green, sustainable, social and sustainability-linked bonds from issuers in the fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to select investment grade corporate credit contributed to performance, as spreads tightened.

»	Long exposure to select high yield debt securities contributed to performance, as spreads tightened.

»	Long exposure to select emerging markets external debt securities contributed to performance, as spreads tightened.
»	Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

»	Long exposure to eurozone duration detracted from performance, as E.U. interest rates rose.

»	Long exposure to select commercial mortgage-backed securities detracted from performance, as select securities posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Climate Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$990.30	$3.47	$1,000.00	$1,021.44	$3.53	0.70%
I-2	1,000.00	989.80	3.97	1,000.00	1,020.94	4.03	0.80
I-3	1,000.00	989.50	4.22	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	988.30	5.45	1,000.00	1,019.45	5.54	1.10
Class C	1,000.00	984.60	9.15	1,000.00	1,015.71	9.30	1.85

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO CLIMATE BOND FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg MSCI Global Green Bond Index, USD Hedged	The Bloomberg MSCI Global Green Bond Index, USD Hedged offers investors an objective and robust measure of the global market for fixed income securities issued to fund projects with direct environmental benefits. An independent research driven methodology is used to evaluate index-eligible green bonds to ensure they adhere to established Green Bond Principles and to classify bonds by their environmental use of proceeds.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Climate Bond Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2023 - 09/30/2023 +	$8.56	$0.14	$(0.21)	$(0.07)	$(0.14)	$0.00	$(0.14)

03/31/2023	9.56	0.23	(0.69)	(0.46)	(0.54)	0.00	(0.54)

03/31/2022	10.23	0.17	(0.59)	(0.42)	(0.21)	(0.04)	(0.25)

03/31/2021	9.47	0.14	0.85	0.99	(0.21)	(0.02)	(0.23)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	(0.05)

I-2

04/01/2023 - 09/30/2023 +	8.56	0.13	(0.21)	(0.08)	(0.13)	0.00	(0.13)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	(0.53)

03/31/2022	10.23	0.16	(0.59)	(0.43)	(0.20)	(0.04)	(0.24)

03/31/2021	9.47	0.14	0.84	0.98	(0.20)	(0.02)	(0.22)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	(0.05)

I-3

04/01/2023 - 09/30/2023 +	8.56	0.13	(0.21)	(0.08)	(0.13)	0.00	(0.13)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	(0.53)

03/31/2022	10.23	0.16	(0.60)	(0.44)	(0.19)	(0.04)	(0.23)

03/31/2021	9.47	0.13	0.85	0.98	(0.20)	(0.02)	(0.22)

12/10/2019 - 03/31/2020	10.00	0.05	(0.53)	(0.48)	(0.05)	0.00	(0.05)

Class A

04/01/2023 - 09/30/2023 +	8.56	0.12	(0.21)	(0.09)	(0.12)	0.00	(0.12)

03/31/2023	9.56	0.19	(0.68)	(0.49)	(0.51)	0.00	(0.51)

03/31/2022	10.23	0.13	(0.59)	(0.46)	(0.17)	(0.04)	(0.21)

03/31/2021	9.47	0.10	0.85	0.95	(0.17)	(0.02)	(0.19)

12/10/2019 - 03/31/2020	10.00	0.04	(0.53)	(0.49)	(0.04)	0.00	(0.04)

Class C

04/01/2023 - 09/30/2023 +	8.56	0.09	(0.21)	(0.12)	(0.09)	0.00	(0.09)

03/31/2023	9.56	0.13	(0.69)	(0.56)	(0.44)	0.00	(0.44)

03/31/2022	10.23	0.05	(0.59)	(0.54)	(0.09)	(0.04)	(0.13)

03/31/2021	9.47	0.03	0.85	0.88	(0.10)	(0.02)	(0.12)

12/10/2019 - 03/31/2020	10.00	0.02	(0.53)	(0.51)	(0.02)	0.00	(0.02)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

12	PIMCO CLIMATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(b)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.35	(0.86)%	$14,464	0.70	%*	0.70	%*	0.51	%*	0.51	%*	3.30	%*	12%

8.56	(4.65)	11,684	0.59		0.59		0.51		0.51		2.59		38

9.56	(4.27)	16,998	0.51		0.51		0.51		0.51		1.65		26

10.23	10.48	13,684	0.54		0.54		0.51		0.51		1.36		79

9.47	(4.78)	5,131	0.50	*	1.84	*	0.50	*	1.84	*	1.79	*	21

8.35	(0.91)	270	0.80	*	0.80	*	0.61	*	0.61	*	3.15	*	12

8.56	(4.75)	394	0.69		0.69		0.61		0.61		2.45		38

9.56	(4.37)	563	0.61		0.61		0.61		0.61		1.52		26

10.23	10.36	1,107	0.64		0.64		0.61		0.61		1.38		79

9.47	(4.82)	10	0.60	*	1.94	*	0.60	*	1.94	*	1.66	*	21

8.35	(0.93)	80	0.85	*	0.90	*	0.66	*	0.71	*	3.13	*	12

8.56	(4.79)	81	0.74		0.79		0.66		0.71		2.44		38

9.56	(4.42)	86	0.66		0.71		0.66		0.71		1.54		26

10.23	10.31	47	0.69		0.74		0.66		0.71		1.27		79

9.47	(4.84)	20	0.65	*	2.04	*	0.65	*	2.04	*	1.61	*	21

8.35	(1.05)	1,095	1.10	*	1.10	*	0.91	*	0.91	*	2.89	*	12

8.56	(5.04)	837	0.99		0.99		0.91		0.91		2.19		38

9.56	(4.65)	861	0.91		0.91		0.91		0.91		1.27		26

10.23	10.04	590	0.94		0.94		0.91		0.91		0.96		79

9.47	(4.90)	28	0.90	*	2.24	*	0.90	*	2.24	*	1.40	*	21

8.35	(1.42)	23	1.85	*	1.85	*	1.66	*	1.66	*	2.13	*	12

8.56	(5.75)	22	1.74		1.74		1.66		1.66		1.45		38

9.56	(5.38)	22	1.66		1.66		1.66		1.66		0.44		26

10.23	9.22	59	1.69		1.69		1.66		1.66		0.28		79

9.47	(5.12)	50	1.65	*	2.99	*	1.65	*	2.99	*	0.66	*	21

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Statement of Assets and Liabilities PIMCO Climate Bond Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$15,567

Financial Derivative Instruments
Exchange-traded or centrally cleared	20
Over the counter	196
Cash	127
Deposits with counterparty	190
Foreign currency, at value	17
Receivable for TBA investments sold	752
Receivable for Fund shares sold	2
Interest and/or dividends receivable	133

Total Assets	17,004

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$367

Financial Derivative Instruments
Exchange-traded or centrally cleared	15
Over the counter	7
Payable for investments purchased	289
Payable for TBA investments purchased	376
Payable for Fund shares redeemed	7
Distributions payable	3
Accrued investment advisory fees	3
Accrued supervisory and administrative fees	4
Foreign capital gains tax payable	1

Total Liabilities	1,072

Net Assets	$15,932

Net Assets Consist of:

Paid in capital	$18,991
Distributable earnings (accumulated loss)	(3,059)

Net Assets	$15,932

Cost of investments in securities	$17,538
Cost of foreign currency held	$17
Proceeds received on short sales	$376
Cost or premiums of financial derivative instruments, net	$56

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO CLIMATE BOND FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$14,464
I-2	270
I-3	80
Class A	1,095
Class C	23

Shares Issued and Outstanding:

Institutional Class	1,732
I-2	32
I-3	9
Class A	131
Class C	3

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.35
I-2	8.35
I-3	8.35
Class A	8.35
Class C	8.35

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Operations PIMCO Climate Bond Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$293
Total Income	293

Expenses:

Investment advisory fees	18
Supervisory and administrative fees	19
Distribution and/or servicing fees - Class A	1
Interest expense	14
Miscellaneous expense	1
Total Expenses	53
Waiver and/or Reimbursement by PIMCO	(0)
Net Expenses	53

Net Investment Income (Loss)	240

Net Realized Gain (Loss):

Investments in securities	(181)
Exchange-traded or centrally cleared financial derivative instruments	(41)
Over the counter financial derivative instruments	(112)
Foreign currency	1

Net Realized Gain (Loss)	(333)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(289)
Exchange-traded or centrally cleared financial derivative instruments	(17)
Over the counter financial derivative instruments	246
Foreign currency assets and liabilities	(3)

Net Change in Unrealized Appreciation (Depreciation)	(63)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(156)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO CLIMATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Climate Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$240	$319
Net realized gain (loss)	(333)	(563)
Net change in unrealized appreciation (depreciation)	(63)	(358)

Net Increase (Decrease) in Net Assets Resulting from Operations	(156)	(602)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(217)	(667)
I-2	(5)	(26)
I-3	(1)	(5)
Class A	(14)	(45)
Class C	(0)	(1)

Total Distributions(a)	(237)	(744)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	3,307	(4,166)

Total Increase (Decrease) in Net Assets	2,914	(5,512)

Net Assets:

Beginning of period	13,018	18,530
End of period	$15,932	$13,018

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Schedule of Investments PIMCO Climate Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%

CORPORATE BONDS & NOTES 60.9%

BANKING & FINANCE 35.6%

AIB Group PLC
4.625% due 07/23/2029 •	EUR	100	$104

AXA SA
5.625% due 01/16/2054 •	GBP	100	112

Banco Bilbao Vizcaya Argentaria SA
1.375% due 05/14/2025	EUR	100	101

Bank of America Corp.
2.456% due 10/22/2025 •		$100	96
4.134% due 06/12/2028	EUR	100	105

BNP Paribas SA
0.500% due 06/04/2026 •		200	199
4.625% due 02/25/2031 •(d)(e)		$200	142

Boston Properties LP
6.500% due 01/15/2034		20	19

Caja Rural de Navarra SCC
3.000% due 04/26/2027	EUR	100	103

Castellum AB
0.750% due 09/04/2026		100	91

CBRE Services, Inc.
2.500% due 04/01/2031		$100	78

Community Preservation Corp.
2.867% due 02/01/2030		75	62

CTP NV
1.250% due 06/21/2029	EUR	200	159

Deutsche Bank AG
1.875% due 02/23/2028 •		100	95

EQT AB
0.875% due 05/14/2031		100	77

ERP Operating LP
1.850% due 08/01/2031		$100	76

Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.125% due 11/09/2031	EUR	100	103

European Investment Bank
3.750% due 02/14/2033		$240	223

Farmers Exchange Capital
5.454% due 10/15/2054 •		50	43

Grainger PLC
3.375% due 04/24/2028	GBP	100	106

HAT Holdings LLC
3.750% due 09/15/2030		$125	96

Healthpeak OP LLC
2.125% due 12/01/2028		100	84

Host Hotels & Resorts LP
2.900% due 12/15/2031		50	38

Hudson Pacific Properties LP
5.950% due 02/15/2028		50	42

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
4.875% due 05/16/2029 •(d)(e)		$200	$151

Kilroy Realty LP
2.500% due 11/15/2032		100	68

Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (c)	EUR	650	529
2.000% due 11/15/2029		300	295

LeasePlan Corp. NV
3.500% due 04/09/2025		150	157

Mitsubishi UFJ Financial Group, Inc.
0.848% due 07/19/2029		200	179

Mizuho Financial Group, Inc.
5.778% due 07/06/2029 •		$200	197

Nationale-Nederlanden Bank NV
1.875% due 05/17/2032	EUR	100	92

NE Property BV
2.000% due 01/20/2030		100	81

Norinchukin Bank
5.430% due 03/09/2028		$200	198

Prologis International Funding SA
0.875% due 07/09/2029	EUR	125	107
1.750% due 03/15/2028		125	119

Rayonier LP
2.750% due 05/17/2031		$100	77

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		300	232

SELP Finance SARL
0.875% due 05/27/2029	EUR	100	83

Standard Chartered PLC
0.800% due 11/17/2029 •		100	87
1.214% due 03/23/2025 •		$250	245

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		200	198

UDR, Inc.
3.100% due 11/01/2034		50	38

VIA Outlets BV
1.750% due 11/15/2028	EUR	100	88

Weyerhaeuser Co.
7.375% due 03/15/2032		$9	10

ZF Finance GmbH
2.000% due 05/06/2027	EUR	100	93

			5,678

INDUSTRIALS 13.1%

AP Moller - Maersk AS
5.875% due 09/14/2033		$47	46

Aptiv PLC
3.100% due 12/01/2051		50	29

Arcadis NV
4.875% due 02/28/2028	EUR	100	105

18	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Autodesk, Inc.
2.400% due 12/15/2031		$50	$39

Berkeley Group PLC
2.500% due 08/11/2031	GBP	100	83

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	150	125

Comcast Corp.
4.650% due 02/15/2033		$40	37

Continental Wind LLC
6.000% due 02/28/2033		52	52

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026		70	71

Ford Motor Co.
6.100% due 08/19/2032		38	36

Forvia SE
2.375% due 06/15/2029	EUR	100	86

Gap, Inc.
3.625% due 10/01/2029		$50	37

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200	195

Hyundai Capital America
5.800% due 06/26/2025		100	100

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		200	154

Moody’s Corp.
2.000% due 08/19/2031		100	78
3.100% due 11/29/2061		30	17

MSCI, Inc.
3.625% due 09/01/2030		100	84

Oberlin College
2.874% due 10/01/2051		125	74

PepsiCo, Inc.
3.900% due 07/18/2032		40	37

ProGroup AG
3.000% due 03/31/2026	EUR	100	98

Reckitt Benckiser Treasury Services PLC
1.750% due 05/19/2032	GBP	100	93

ReNew Pvt Ltd.
5.875% due 03/05/2027		$200	186

SEB SA
1.375% due 06/16/2025	EUR	100	101

T-Mobile USA, Inc.
4.950% due 03/15/2028		$100	97

Verizon Communications, Inc.
5.050% due 05/09/2033		10	9

ZF North America Capital, Inc.
6.875% due 04/14/2028		10	10

			2,079

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 12.2%

AES Corp.
2.450% due 01/15/2031		$100	$77
5.450% due 06/01/2028		40	39

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		25	23

MidAmerican Energy Co.
3.650% due 08/01/2048		150	107
5.850% due 09/15/2054		100	99

Mississippi Power Co.
3.100% due 07/30/2051		50	30

National Grid PLC
3.875% due 01/16/2029	EUR	100	103

New York State Electric & Gas Corp.
5.650% due 08/15/2028		$200	198

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	85

Niagara Mohawk Power Corp.
5.783% due 09/16/2052		40	37

Pacific Gas & Electric Co.
6.700% due 04/01/2053		16	15

Public Service Co. of Colorado
3.200% due 03/01/2050		100	63

Public Service Electric & Gas Co.
4.650% due 03/15/2033		50	47

Puget Sound Energy, Inc.
5.448% due 06/01/2053		20	18

Solar Star Funding LLC
5.375% due 06/30/2035		233	219

Southern California Edison Co.
2.500% due 06/01/2031		150	119

Southwestern Public Service Co.
3.150% due 05/01/2050		30	19
3.750% due 06/15/2049		50	34

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		162	156

TDC Net AS
5.618% due 02/06/2030	EUR	100	103

Verizon Communications, Inc.
1.500% due 09/18/2030		$280	213

Wisconsin Electric Power Co.
4.750% due 09/30/2032		20	19

Wisconsin Power & Light Co.
4.950% due 04/01/2033		132	124

			1,947

Total Corporate Bonds & Notes (Cost $11,213)			9,704

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Climate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.2%

FLORIDA 0.5%

State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
2.154% due 07/01/2030	$110	$88

NEW YORK 0.7%

New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042	110	110

Total Municipal Bonds & Notes (Cost $277)		198

U.S. GOVERNMENT AGENCIES 2.3%

Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053	394	362

Total U.S. Government Agencies (Cost $381)		362

U.S. TREASURY OBLIGATIONS 3.2%

U.S. Treasury Bonds
2.375% due 02/15/2042	450	311

U.S. Treasury Notes
3.625% due 05/31/2028	200	192

Total U.S. Treasury Obligations (Cost $630)		503

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Credit Suisse Mortgage Capital Trust
3.431% due 11/10/2032	100	82

GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •	100	79

JP Morgan Chase Commercial Mortgage Securities Trust
6.246% due 04/15/2038 •	94	93

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039	100	87

One Bryant Park Trust
2.516% due 09/15/2054	100	80

VASA Trust
6.347% due 07/15/2039 •	100	88

Total Non-Agency Mortgage-Backed Securities (Cost $602)		509

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.6%

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		$76	$57
4.000% due 04/20/2049		45	39
4.950% due 07/20/2049		92	82
5.520% due 02/22/2055		48	44

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		50	49

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		53	39

Mosaic Solar Loan Trust
2.640% due 01/20/2053		82	68

Sunnova Helios Issuer LLC
5.300% due 05/20/2050		98	94

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		134	115

Sunrun Demeter Issuer
2.270% due 01/30/2057		182	144

Total Asset-Backed Securities (Cost $852)			731

SOVEREIGN ISSUES 6.7%

Agence Francaise de Developpement EPIC
3.500% due 02/25/2033	EUR	100	104

Canada Government Bond
2.250% due 12/01/2029	CAD	50	33

European Union
0.000% due 10/04/2030 (c)	EUR	200	168
2.750% due 02/04/2033		135	136

Ile-de-France Mobilites
3.050% due 02/03/2033		100	100

Kingdom of Belgium Government Bonds
2.750% due 04/22/2039		100	93

Ministeries Van de Vlaamse Gemeenschap
3.250% due 01/12/2043		100	93

Nederlandse Waterschapsbank NV
3.000% due 04/20/2033		100	102

Regie Autonome des Transports Parisiens EPIC
3.250% due 04/11/2033		100	101

Soc Nationale SNCF SACA
3.125% due 11/02/2027		100	104

United Kingdom Gilt
1.500% due 07/31/2053	GBP	70	41

Total Sovereign Issues (Cost $1,098)			1,075

20	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.6%

U.S. TREASURY BILLS 15.6%
5.423% due 10/03/2023 - 12/21/2023 (a)(b)(c)	$2,500	$2,485

Total Short-Term Instruments (Cost $2,485)		2,485

Total Investments in Securities (Cost $17,538)		15,567

MARKET VALUE (000S)
Total Investments 97.7% (Cost $17,538)	$15,567

Financial Derivative Instruments (f)(g) 1.2% (Cost or Premiums, net $56)	194

Other Assets and Liabilities, net 1.1%	171

Net Assets 100.0%	$15,932

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	4.500%	11/01/2053	$400	$(376)	$(367)

Total Short Sales (2.3)%				$(376)	$(367)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(23) at a weighted average interest rate of 5.160%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2023	1	$85	$(3)	$0	$0
U.S. Treasury 5-Year Note December Futures	12/2023	51	5,373	(48)	8	0
U.S. Treasury Long-Term Bond December Futures	12/2023	1	114	(6)	0	0
United Kingdom Long Gilt December Futures	12/2023	1	115	1	2	(2)

				$(56)	$10	$(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Climate Bond Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	5	$(680)	$12	$8	$(8)
U.S. Treasury 10-Year Note December Futures	12/2023	8	(865)	12	0	(2)
U.S. Treasury 10-Year Ultra December Futures	12/2023	5	(558)	12	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	3	(356)	19	0	(1)

				$55	$8	$(12)

Total Futures Contracts				$(1)	$18	$(14)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	03/20/2054	GBP	60	$(3)	$2	$(1)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		$280	84	56	140	0	(1)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(31)	(12)	(43)	0	0
Pay(1)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	EUR	1,000	7	(9)	(2)	1	0
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		120	(1)	(3)	(4)	0	0

Total Swap Agreements							$56	$34	$90	$2	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$18	$2	$20	$0	$(14)	$(1)	$(15)

Cash of $190 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

22	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2023	$		8		EUR	7	$0	$0
BPS	11/2023		CAD	66	$		49	1	0
	11/2023		EUR	325			348	4	0
	11/2023	$		21		EUR	19	0	(1)
CBK	11/2023		CAD	4	$		3	0	0
	11/2023		EUR	746			803	13	0
	11/2023		GBP	48			61	2	0
JPM	11/2023		EUR	5			6	0	0
	11/2023		GBP	323			412	18	0
MYI	11/2023		CAD	5			4	0	0
RBC	11/2023			2			1	0	0
SCX	11/2023		EUR	1,996			2,211	96	0
	11/2023	$		54		AUD	83	0	(1)
UAG	11/2023		EUR	1,410	$		1,555	62	0
	11/2023	$		112		JPY	15,868	0	(5)

Total Forward Foreign Currency Contracts								$196	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$5	$0	$0	$5	$(1)	$0	$0	$(1)	$4	$0	$4
CBK	15	0	0	15	0	0	0	0	15	0	15
JPM	18	0	0	18	0	0	0	0	18	0	18
SCX	96	0	0	96	(1)	0	0	(1)	95	0	95
UAG	62	0	0	62	(5)	0	0	(5)	57	0	57

Total Over the Counter	$196	$0	$0	$196	$(7)	$0	$0	$(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Climate Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$18	$18
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$20	$20

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$196	$0	$196

	$0	$0	$0	$196	$20	$216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$15	$15

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7

	$0	$0	$0	$7	$15	$22

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(49)	(49)
Swap Agreements	0	0	0	0	7	7

	$0	$0	$0	$0	$(41)	$(41)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(113)	$0	$(113)
Written Options	0	0	0	0	1	1

	$0	$0	$0	$(113)	$1	$(112)

	$0	$0	$0	$(113)	$(40)	$(153)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(31)	$(31)
Swap Agreements	0	0	0	0	14	14

	$0	$0	$0	$0	$(17)	$(17)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$246	$0	$246

	$0	$0	$0	$246	$(17)	$229

24	PIMCO CLIMATE BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,678	$0	$5,678
Industrials	0	2,079	0	2,079
Utilities	0	1,947	0	1,947
Municipal Bonds & Notes
Florida	0	88	0	88
New York	0	110	0	110
U.S. Government Agencies	0	362	0	362
U.S. Treasury Obligations	0	503	0	503
Non-Agency Mortgage-Backed Securities	0	509	0	509
Asset-Backed Securities	0	731	0	731
Sovereign Issues	0	1,075	0	1,075
Short-Term Instruments
U.S. Treasury Bills	0	2,485	0	2,485
Total Investments	$0	$15,567	$0	$15,567

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(367)	$0	$(367)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	10	0	20
Over the counter	0	196	0	196
	$10	$206	$0	$216

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(5)	0	(15)
Over the counter	0	(7)	0	(7)
	$(10)	$(12)	$0	$(22)
Total Financial Derivative Instruments	$0	$194	$0	$194
Totals	$0	$15,394	$0	$15,394

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO Climate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

26	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2023

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Notes to Financial Statements (Cont.)

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on

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the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than

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Notes to Financial Statements (Cont.)

scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

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If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or

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Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

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Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

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Notes to Financial Statements (Cont.)

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All

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interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to

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Notes to Financial Statements (Cont.)

market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class

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(before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Climate-Related Investing Risk is the risk that, because the Fund’s climate-related investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but

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Notes to Financial Statements (Cont.)

not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions or other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

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Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external

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Notes to Financial Statements (Cont.)

processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the

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Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by

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Notes to Financial Statements (Cont.)

law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

0.25%	0.25%	0.35%	0.45%(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

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The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii)

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Notes to Financial Statements (Cont.)

include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of September 30, 2023, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total

$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $52.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

48	PIMCO CLIMATE BOND FUND

(Unaudited)

September 30, 2023

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$773	$190	$3,314	$1,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	457	$3,879	420	$3,658

I-2	3	31	0	0

I-3	0	0	2	25

Class A	34	300	19	162

Class C	0	1	1	3

Issued as reinvestment of distributions

Institutional Class	24	203	72	615

I-2	1	5	3	26

I-3	0	1	1	5

Class A	2	14	5	45

Class C	0	0	0	1

Cost of shares redeemed

Institutional Class	(112)	(946)	(906)	(8,400)

I-2	(18)	(152)	(16)	(137)

I-3	0	0	(3)	(25)

Class A	(3)	(29)	(16)	(144)

Class C	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	388	$3,307	(418)	$(4,166)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, One shareholder owned 10% or more of the Fund’s total outstanding shares comprising 30% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$209	$454

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$17,218	$326	$(2,066)	$(1,740)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

50	PIMCO CLIMATE BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	SCX	Standard Chartered Bank, London
JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
BABs	Build America Bonds	OIS	Overnight Index Swap
EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the

52	PIMCO CLIMATE BOND FUND

(Unaudited)

Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Approval of Investment Advisory Contract and Other Agreements (Cont.)

addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO

54	PIMCO CLIMATE BOND FUND

(Unaudited)

under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Approval of Investment Advisory Contract and Other Agreements (Cont.)

the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate

56	PIMCO CLIMATE BOND FUND

(Unaudited)

accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Approval of Investment Advisory Contract and Other Agreements (Cont.)

to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

58	PIMCO CLIMATE BOND FUND

(Unaudited)

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4027SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO CommoditiesPLUS® Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO COMMODITIESPLUS® STRATEGY FUND

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO CommoditiesPLUS® Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

4	PIMCO COMMODITIESPLUS® STRATEGY FUND

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status

PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	04/27/18	—	05/28/10	05/28/10	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th,

6	PIMCO COMMODITIESPLUS® STRATEGY FUND

are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

Important Information About the PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

8	PIMCO COMMODITIESPLUS® STRATEGY FUND

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SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

PIMCO CommoditiesPLUS® Strategy Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	8.89%	13.14%	10.26%	2.49%	3.91%
PIMCO CommoditiesPLUS® Strategy Fund I-2	8.83%	13.07%	10.12%	2.39%	3.80%
PIMCO CommoditiesPLUS® Strategy Fund I-3	8.84%	13.03%	10.11%	2.34%	3.76%
PIMCO CommoditiesPLUS® Strategy Fund Class A	8.49%	12.52%	9.73%	2.01%	3.42%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	2.46%	6.37%	8.49%	1.44%	2.98%
PIMCO CommoditiesPLUS® Strategy Fund Class C	8.24%	11.70%	8.92%	1.26%	2.65%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	7.24%	10.71%	8.92%	1.26%	2.65%
Credit Suisse Commodity Benchmark Total Return Index	8.41%	10.59%	10.71%	1.67%	2.78%
Lipper Commodities General Funds Average	1.82%	2.02%	6.13%	(0.09)%	(0.30)%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses) were 0.98% for Institutional Class shares, 1.08% for I-2 shares, 1.18% for I-3 shares, 1.43% for Class A shares, and 2.18% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

10	PIMCO COMMODITIESPLUS® STRATEGY FUND

Institutional Class - PCLIX	I-2 - PCLPX	I-3 - PCLNX
Class A - PCLAX	Class C - PCPCX

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	66.8%
Asset-Backed Securities	10.2%
Commodities	6.9%
U.S. Treasury Obligations	5.4%
U.S. Government Agencies	4.1%
Non-Agency Mortgage-Backed Securities	3.3%
Corporate Bonds & Notes	3.3%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to broad commodities contributed to absolute performance, as broad commodities, measured by the Credit Suisse Commodities Total Return (the “benchmark”), posted gains.

»	Active commodity strategies, specifically exposure to California Carbon Allowances in the third quarter, contributed to relative performance, as the sector posted positive returns.

»	The Fund’s active management of collateral overall detracted from relative performance against the benchmark. The main drivers of relative performance against the benchmark were the following:

»	Overweight exposure to U.S. duration detracted from relative performance, as U.S. rates moved higher.

»	Cash management strategies, particularly the use of repurchase agreements, detracted from performance, as repurchase agreement rates were lower than the yield on 3-month Treasury bills.

»	Exposure to securitized credit, specifically non-agency mortgage-backed securities, contributed to relative performance, as these securities posted positive returns amid spread tightening.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Expense Example PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,088.90	$4.32	$1,000.00	$1,020.79	$4.18	0.83%
I-2	1,000.00	1,088.30	4.84	1,000.00	1,020.29	4.68	0.93
I-3	1,000.00	1,088.40	5.10	1,000.00	1,020.04	4.94	0.98
Class A	1,000.00	1,084.90	6.65	1,000.00	1,018.55	6.44	1.28
Class C	1,000.00	1,082.40	10.54	1,000.00	1,014.81	10.20	2.03

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO COMMODITIESPLUS® STRATEGY FUND

Benchmark Description

Index*	Benchmark Description

Credit Suisse Commodity Benchmark Total Return Index	The Credit Suisse Commodity Benchmark Total Return Index is an unmanaged index composed of futures contracts on a number of physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2023 - 09/30/2023+	$6.60	$0.13	$0.46	$0.59	$(0.03)	$0.00	$(0.03)

03/31/2023	9.27	0.18	(0.61)	(0.43)	(2.23)	(0.01)	(2.24)

03/31/2022	11.26	0.01	4.55	4.56	(6.55)	0.00	(6.55)

03/31/2021~	6.58	0.01	4.71	4.72	(0.04)	0.00	(0.04)

03/31/2020~	10.86	0.16	(4.18)	(4.02)	(0.26)	0.00	(0.26)

03/31/2019~	12.90	0.20	(0.44)	(0.24)	(1.80)	0.00	(1.80)

I-2

04/01/2023 - 09/30/2023+	6.50	0.12	0.45	0.57	(0.02)	0.00	(0.02)

03/31/2023	9.16	0.16	(0.59)	(0.43)	(2.22)	(0.01)	(2.23)

03/31/2022	11.19	0.00	4.51	4.51	(6.54)	0.00	(6.54)

03/31/2021~	6.54	(0.01)	4.70	4.69	(0.04)	0.00	(0.04)

03/31/2020~	10.80	0.16	(4.18)	(4.02)	(0.24)	0.00	(0.24)

03/31/2019~	12.84	0.18	(0.44)	(0.26)	(1.78)	0.00	(1.78)

I-3

04/01/2023 - 09/30/2023+	6.48	0.12	0.44	0.56	(0.02)	0.00	(0.02)

03/31/2023	9.13	0.15	(0.57)	(0.42)	(2.22)	(0.01)	(2.23)

03/31/2022	11.17	0.00	4.50	4.50	(6.54)	0.00	(6.54)

03/31/2021~	6.54	(0.01)	4.67	4.66	(0.03)	0.00	(0.03)

03/31/2020~	10.78	0.16	(4.16)	(4.00)	(0.24)	0.00	(0.24)

04/27/2018 - 03/31/2019~	13.32	0.16	(0.90)	(0.74)	(1.80)	0.00	(1.80)

Class A

04/01/2023 - 09/30/2023+	6.28	0.11	0.42	0.53	(0.01)	0.00	(0.01)

03/31/2023	8.92	0.14	(0.57)	(0.43)	(2.20)	(0.01)	(2.21)

03/31/2022	11.06	(0.03)	4.41	4.38	(6.52)	0.00	(6.52)

03/31/2021~	6.48	(0.04)	4.64	4.60	(0.02)	0.00	(0.02)

03/31/2020~	10.68	0.12	(4.12)	(4.00)	(0.20)	0.00	(0.20)

03/31/2019~	12.72	0.16	(0.46)	(0.30)	(1.74)	0.00	(1.74)

14	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.16	8.89%	$2,202,882	0.83	%*	1.01	%*	0.73	%*	0.91	%*	3.77%*	117%

6.60	(6.32)	2,084,477	0.81		0.98		0.74		0.91		2.32	247

9.27	61.83	1,795,422	0.73		0.94		0.73		0.94		0.09	556

11.26	71.97	1,394,694	0.74		0.97		0.74		0.97		0.08	560

6.58	(37.85)	1,685,272	0.78		1.01		0.74		0.97		1.65	514

10.86	(1.65)	1,894,616	0.81		1.01		0.74		0.94		1.73	322

7.05	8.83	1,893,302	0.93	*	1.11	*	0.83	*	1.01	*	3.68 *	117

6.50	(6.39)	1,678,525	0.91		1.08		0.84		1.01		2.08	247

9.16	61.76	2,148,453	0.83		1.04		0.83		1.04		(0.01)	556

11.19	71.87	1,125,181	0.84		1.07		0.84		1.07		(0.06)	560

6.54	(37.94)	519,367	0.88		1.11		0.84		1.07		1.55	514

10.80	(1.75)	695,533	0.91		1.11		0.84		1.04		1.60	322

7.02	8.69	12,185	0.98	*	1.21	*	0.88	*	1.11	*	3.62 *	117

6.48	(6.37)	12,368	0.96		1.18		0.89		1.11		1.90	247

9.13	61.64	34,626	0.88		1.14		0.88		1.14		(0.04)	556

11.17	71.47	22,592	0.89		1.17		0.89		1.17		(0.10)	560

6.54	(37.85)	13,977	0.93		1.21		0.89		1.17		1.51	514

10.78	(5.40)	22,023	0.96	*	1.21	*	0.89	*	1.14	*	1.56 *	322

6.80	8.49	105,738	1.28	*	1.46	*	1.18	*	1.36	*	3.32 *	117

6.28	(6.61)	122,821	1.26		1.43		1.19		1.36		1.80	247

8.92	60.97	131,570	1.18		1.39		1.18		1.39		(0.36)	556

11.06	71.06	92,269	1.19		1.42		1.19		1.42		(0.40)	560

6.48	(38.03)	54,682	1.23		1.46		1.19		1.42		1.23	514

10.68	(2.14)	103,029	1.26		1.46		1.19		1.39		1.30	322

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Financial Highlights PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2023 - 09/30/2023+	$5.34	$0.07	$0.37	$0.44	$(0.00)	$0.00	$(0.00)

03/31/2023	7.93	0.07	(0.49)	(0.42)	(2.16)	(0.01)	(2.17)

03/31/2022	10.48	(0.08)	4.03	3.95	(6.50)	0.00	(6.50)

03/31/2021~	6.16	(0.09)	4.41	4.32	0.00	0.00	0.00

03/31/2020~	10.18	0.04	(3.92)	(3.88)	(0.14)	0.00	(0.14)

03/31/2019~	12.22	0.06	(0.42)	(0.36)	(1.68)	0.00	(1.68)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
~	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.78	8.24%	$12,920	2.03	% *	2.21	% *	1.93	% *	2.11	% *	2.57	% *	117%

5.34	(7.44)	14,296	2.01		2.18		1.94		2.11		1.04		247

7.93	59.80	15,780	1.93		2.14		1.93		2.14		(1.09)		556

10.48	70.23	4,976	1.94		2.17		1.94		2.17		(1.14)		560

6.16	(38.61)	4,717	1.98		2.21		1.94		2.17		0.49		514

10.18	(2.88)	11,991	2.01		2.21		1.94		2.14		0.53		322

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Consolidated Statement of Assets and Liabilities PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$5,516,325
Investments in Affiliates	142,975

Financial Derivative Instruments
Exchange-traded or centrally cleared	12,516
Over the counter	41,596
Deposits with counterparty	16,752
Foreign currency, at value	2,606
Receivable for investments sold	97,978
Receivable for investments sold on a delayed-delivery basis	6,697
Receivable for TBA investments sold	246,909
Receivable for Fund shares sold	3,934
Interest and/or dividends receivable	8,002
Dividends receivable from Affiliates	655
Reimbursement receivable from PIMCO	738

Total Assets	6,097,683

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$12,482

Financial Derivative Instruments
Exchange-traded or centrally cleared	18,714
Over the counter	107,258
Payable for investments purchased	1,191,076
Payable for investments in Affiliates purchased	655
Payable for investments purchased on a delayed-delivery basis	981
Payable for TBA investments purchased	456,472
Deposits from counterparty	19,314
Payable for Fund shares redeemed	60,042
Overdraft due to custodian	30
Accrued investment advisory fees	2,296
Accrued supervisory and administrative fees	1,302
Accrued distribution fees	8
Accrued servicing fees	26

Total Liabilities	1,870,656

Net Assets	$4,227,027

Net Assets Consist of:

Paid in capital	$3,997,777
Distributable earnings (accumulated loss)	229,250

Net Assets	$4,227,027

Cost of investments in securities	$5,494,726
Cost of investments in Affiliates	$147,219
Cost of foreign currency held	$2,609
Proceeds received on short sales	$12,840
Cost or premiums of financial derivative instruments, net	$(6,392)

* Includes repurchase agreements of:	$3,275,206

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$2,202,882
I-2	1,893,302
I-3	12,185
Class A	105,738
Class C	12,920

Shares Issued and Outstanding:

Institutional Class	307,694
I-2	268,712
I-3	1,735
Class A	15,542
Class C	2,235

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.16
I-2	7.05
I-3	7.02
Class A	6.80
Class C	5.78

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Consolidated Statement of Operations PIMCO CommoditiesPLUS® Strategy Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$87,267
Dividends from Investments in Affiliates	3,625
Miscellaneous income	64
Total Income	90,956

Expenses:

Investment advisory fees	12,107
Supervisory and administrative fees	6,924
Distribution and/or servicing fees - Class A	134
Distribution and/or servicing fees - Class C	65
Trustee fees	11
Interest expense	1,989
Miscellaneous expense	3
Total Expenses	21,233
Waiver and/or Reimbursement by PIMCO	(3,508)
Net Expenses	17,725

Net Investment Income (Loss)	73,231

Net Realized Gain (Loss):

Investments in securities	(12,716)
Exchange-traded or centrally cleared financial derivative instruments	8,273
Over the counter financial derivative instruments	509,310
Foreign currency	695

Net Realized Gain (Loss)	505,562

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(56,993)
Investments in Affiliates	1,150
Exchange-traded or centrally cleared financial derivative instruments	84,081
Over the counter financial derivative instruments	(267,078)
Foreign currency assets and liabilities	(96)

Net Change in Unrealized Appreciation (Depreciation)	(238,936)

Net Increase (Decrease) in Net Assets Resulting from Operations	$339,857

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$73,231	$91,002
Net realized gain (loss)	505,562	(441,084)
Net change in unrealized appreciation (depreciation)	(238,936)	78,748

Net Increase (Decrease) in Net Assets Resulting from Operations	339,857	(271,334)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(8,293)	(542,654)
I-2	(6,459)	(549,567)
I-3	(40)	(6,541)
Class A	(212)	(35,174)
Class C	0	(5,234)

Total Distributions(a)	(15,004)	(1,139,170)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(10,313)	1,197,140

Total Increase (Decrease) in Net Assets	314,540	(213,364)

Net Assets:

Beginning of period	3,912,487	4,125,851
End of period	$4,227,027	$3,912,487

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.5%

CORPORATE BONDS & NOTES 4.4%

BANKING & FINANCE 4.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$201	$170

Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	500	473

Bank of America Corp.
4.808% (EUR003M + 1.000%) due 08/24/2025 ~		14,600	15,515
5.933% due 09/15/2027 •		$5,400	5,362
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		19,800	19,917

Barclays PLC
5.304% due 08/09/2026 •		8,900	8,720

Citibank NA
5.864% due 09/29/2025		23,900	23,928

Credit Suisse AG
4.750% due 08/09/2024		22,000	21,692

GA Global Funding Trust
6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,421

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,300	20,317

Goldman Sachs Group, Inc.
3.000% due 03/15/2024		4,900	4,833

ING Groep NV
6.985% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,990

JPMorgan Chase & Co.
6.652% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,923

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		10,200	10,211
6.060% due 12/11/2023 •		3,000	3,003

UBS Group AG
6.921% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,098

Wells Fargo & Co.
2.406% due 10/30/2025 •		300	288

			175,861

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.2%

Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	$100	$100

TransCanada PipeLines Ltd.
3.750% due 10/16/2023	89	89

Volkswagen Group of America Finance LLC
5.800% due 09/12/2025	5,100	5,079
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~	5,500	5,508

		10,776

UTILITIES 0.0%

Verizon Communications, Inc.
2.355% due 03/15/2032	379	289

Total Corporate Bonds & Notes (Cost $187,069)		186,926

U.S. GOVERNMENT AGENCIES 5.5%

Fannie Mae
2.125% due 04/24/2026 (i)	5,695	5,313
5.055% due 05/01/2038 •	1,807	1,841
5.859% due 10/25/2036 •	11	11
5.879% due 08/25/2037 •	372	367

Freddie Mac
5.808% due 07/15/2036 •	138	135
5.878% due 05/15/2032 - 09/15/2042 •	1,004	988
6.028% due 12/15/2037 •	107	106
6.048% due 10/15/2037 •	283	278

Ginnie Mae
0.088% due 10/16/2053 ~(a)	730	0
5.744% due 10/20/2043 •	2,101	1,967
6.246% due 08/20/2068 •	2,552	2,491

U.S. Small Business Administration
4.840% due 05/01/2025	14	14
4.990% due 09/01/2024	7	7
5.160% due 02/01/2028	13	13
5.310% due 05/01/2027	23	22
5.510% due 11/01/2027	12	12
5.820% due 06/01/2026	15	15
5.870% due 07/01/2028	8	7
6.020% due 08/01/2028	5	5
6.770% due 11/01/2028	21	21

Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 03/01/2048	1,287	1,129

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053	242,700	216,325

Total U.S. Government Agencies (Cost $237,086)		231,067

22	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 7.3%

U.S. Treasury Bonds
3.000% due 05/15/2045 (k)		$2,010	$1,494

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2026		5,257	4,915
0.250% due 07/15/2029 (i)		1,194	1,064
0.375% due 07/15/2025 (i)		26,812	25,673
0.375% due 01/15/2027		190	177
0.500% due 01/15/2028		7,553	6,964
0.750% due 02/15/2042		2,326	1,763
0.875% due 02/15/2047		2,107	1,539
1.000% due 02/15/2049		1,017	752
1.125% due 01/15/2033		12,571	11,362
1.375% due 07/15/2033		115,248	106,649
1.375% due 02/15/2044 (i)		4,014	3,360
1.375% due 02/15/2044		9,886	8,276
2.125% due 02/15/2040		1,472	1,428
2.125% due 02/15/2041		131	127
2.500% due 01/15/2029 (i)(k)		37,517	37,785
3.375% due 04/15/2032		1,252	1,350
3.875% due 04/15/2029		2,620	2,822

U.S. Treasury Notes
1.625% due 05/15/2026		25,577	23,549
2.000% due 02/15/2025		33,704	32,244
2.750% due 02/15/2024		34,210	33,868

Total U.S. Treasury Obligations (Cost $326,465)			307,161

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035		1,000	937

Adjustable Rate Mortgage Trust
5.879% due 07/25/2035 «~		24	22

Ashford Hospitality Trust
6.405% due 04/15/2035 •		433	425

Atrium Hotel Portfolio Trust
6.560% due 12/15/2036 •		1,962	1,856
6.580% due 06/15/2035 •		1,100	1,079

Avon Finance
6.089% due 12/28/2049 •	GBP	17,000	20,639

Banc of America Funding Trust
3.997% due 05/20/2036 ^«~		$192	164

Barclays Commercial Mortgage Securities Trust
6.379% due 10/15/2037 •		737	726
6.630% due 07/15/2037 •		4,300	4,231

Bear Stearns Adjustable Rate Mortgage Trust
4.685% due 01/25/2035 ~		70	69

Bear Stearns ALT-A Trust
4.896% due 07/25/2035 ^~		472	331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~		$40	$29

Beast Mortgage Trust
6.497% due 03/15/2036 •		600	524

BFLD Trust
6.536% due 10/15/2034 •		1,000	995

Braemar Hotels & Resorts Trust
6.325% due 06/15/2035 •		225	223

Chase Mortgage Finance Trust
4.495% due 02/25/2037 «~		60	56
4.961% due 02/25/2037 ~		62	60

ChaseFlex Trust
6.300% due 06/25/2036 ^~		43	36

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.714% due 01/25/2035 •		1	1

Citigroup Mortgage Loan Trust
6.470% due 11/25/2035 •		20	20

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •		6,300	6,177

Commercial Mortgage Trust
3.545% due 02/10/2036		1,000	909

Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		5,296	2,022
6.500% due 09/25/2037 ^		1,354	524

Countrywide Home Loan Mortgage Pass-Through Trust
4.134% due 11/20/2034 ~		152	141
4.360% due 08/20/2035 ^~		929	865

DBWF Mortgage Trust
6.508% due 12/19/2030 •		2,500	2,485

Eurosail PLC
6.288% due 06/13/2045 •	GBP	738	889

First Horizon Alternative Mortgage Securities Trust
5.861% due 04/25/2035 ~		$130	125

GS Mortgage Securities Corp.
5.366% due 05/03/2032		1,000	968

GS Mortgage Securities Corp. Trust
6.563% due 07/15/2025 •		14,179	14,085
6.847% due 08/15/2032 •		6,720	6,664
8.733% due 08/15/2039 •		3,100	3,099

GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		4	4
4.481% due 11/25/2035 ~		41	41

HarborView Mortgage Loan Trust
5.702% due 03/19/2037 •		538	473
5.852% due 12/19/2036 •		6,574	5,157
6.062% due 11/19/2035 •		218	153
6.119% due 06/20/2035 •		285	257

Hawaii Hotel Trust
6.529% due 05/15/2038 •		15,550	15,446

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPLY Trust
6.443% due 11/15/2036 •	$6,661	$6,611

IndyMac INDA Mortgage Loan Trust
3.282% due 11/25/2035 ^~	112	86

IndyMac INDX Mortgage Loan Trust
5.854% due 07/25/2036 •	636	611

InTown Mortgage Trust
7.821% due 08/15/2039 •	3,000	3,010

JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 ^þ	1,033	952

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	3,750	3,376
6.766% due 07/05/2033 •	1,160	1,091

JP Morgan Mortgage Trust
4.177% due 04/25/2035 «~	2	2
4.909% due 07/25/2035 «~	5	5

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~	75	70

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.187% due 09/15/2030 «•	33	32

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.927% due 06/15/2030 •	3	3

Merrill Lynch Mortgage Investors Trust
4.415% due 06/25/2035 ~	102	96
4.423% due 12/25/2034 ~	36	33
4.807% due 05/25/2036 «~	2	2

MFA Trust
4.112% due 12/25/2066 ~	3,980	3,715

MRCD Mortgage Trust
2.718% due 12/15/2036	7,500	6,812

New Orleans Hotel Trust
6.369% due 04/15/2032 •	1,674	1,609

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •	1,000	894

One Market Plaza Trust
3.614% due 02/10/2032	1,000	925

One New York Plaza Trust
6.397% due 01/15/2036 •	14,400	13,704

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.194% due 12/25/2035 •	3,364	3,105

Residential Accredit Loans, Inc. Trust
5.794% due 06/25/2046 •	99	23
6.000% due 09/25/2036	129	94
6.000% due 09/25/2036 ^«	336	239

Residential Asset Securitization Trust
6.500% due 09/25/2036 ^	7,158	2,420

Structured Adjustable Rate Mortgage Loan Trust
6.394% due 11/25/2034 •	463	408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
5.854% due 05/25/2036 •		$50	$32
6.122% due 05/19/2035 •		29	25

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •		2,135	2,115

Thornburg Mortgage Securities Trust
7.481% due 03/25/2037 ^•		1,571	1,272

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	10,069	12,298
6.509% due 07/20/2045 •		8,032	9,801

Trinity Square PLC
6.000% due 07/15/2059 •		8,285	10,098

VASA Trust
6.347% due 07/15/2039 •		$4,310	3,784

Verus Securitization Trust
4.474% due 04/25/2067 þ		5,889	5,533

WaMu Mortgage Pass-Through Certificates Trust
4.189% due 01/25/2035 ~		26	24
4.516% due 06/25/2034 «~		21	19
5.972% due 10/25/2034 ~		19	17
6.174% due 11/25/2034 •		135	126
6.174% due 01/25/2045 •		183	178
6.234% due 01/25/2045 •		160	150

Wells Fargo Mortgage-Backed Securities Trust
4.770% due 04/25/2036 ~		121	113

Total Non-Agency Mortgage-Backed Securities (Cost $199,634)			188,420

ASSET-BACKED SECURITIES 13.6%

ACE Securities Corp. Home Equity Loan Trust
6.304% due 05/25/2035 •		745	747
6.334% due 12/25/2034 •		366	328

Adagio Eur CLO DAC
5.755% due 07/20/2036 •	EUR	14,346	15,209

ALME Loan Funding DAC
4.413% due 01/15/2032 •		19,459	20,204

American Credit Acceptance Receivables Trust
4.120% due 02/13/2026		$869	868

American Money Management Corp. CLO Ltd.
6.643% due 04/25/2031 •		721	718

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		15,200	15,207

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		400	396

AREIT LLC
7.573% due 06/17/2039 •		3,700	3,715

Arivo Acceptance Auto Loan Receivables Trust
3.930% due 05/15/2028		5,914	5,786

24	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Armada Euro CLO DAC
4.541% due 11/15/2031 •	EUR	8,217	$8,608

Asset-Backed Securities Corp. Home Equity Loan Trust
5.894% due 11/25/2036 •		$4,099	3,903

Atlas Senior Loan Fund Ltd.
6.660% due 01/15/2031 •		423	422
6.687% due 04/22/2031 •		994	988

Atlas Static Senior Loan Fund Ltd.
7.908% due 07/15/2030 •		882	884

Aurium CLO DAC
5.005% due 03/23/2032 •	EUR	6,000	6,256

Avoca CLO DAC
4.471% due 01/12/2031 •		3,900	4,082
4.483% due 10/15/2032 •		8,500	8,825

Bain Capital Euro CLO DAC
4.485% due 04/20/2032 •		2,461	2,567
4.683% due 07/17/2034 •		3,900	4,052

Barings CLO Ltd.
6.520% due 04/15/2031 •		$2,693	2,689
6.578% due 01/20/2031 •		1,071	1,068

BDS Ltd.
7.127% due 03/19/2039 •		2,400	2,378
7.464% due 08/19/2038 •		1,800	1,807

Bear Stearns Asset-Backed Securities Trust
5.594% due 02/25/2036 •		7,641	7,216
6.434% due 09/25/2046 •		246	220

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		1,524	1,521
6.650% due 07/15/2032 •		500	498
6.688% due 01/20/2031 •		659	659

BHG Securitization Trust
3.750% due 06/18/2035		5,408	5,364
5.320% due 10/17/2035		550	546

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	7,424	7,795

Blackrock European CLO DAC
4.643% due 07/17/2034 •		11,304	11,687

BlueMountain CLO Ltd.
6.650% due 07/15/2031 •		$600	598

BNPP AM Euro CLO DAC
4.518% due 07/22/2032 •	EUR	6,400	6,647

BPCRE Ltd.
7.731% due 01/16/2037 •		$500	497

BSPRT Issuer Ltd.
7.628% due 07/15/2039 •		2,000	1,990

Cairn CLO DAC
4.574% due 10/30/2030 •	EUR	1,956	2,053

Carlyle Euro CLO DAC
4.411% due 08/15/2030 •		2,715	2,836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Global Market Strategies CLO Ltd.
6.570% due 01/15/2031 •		$2,957	$2,948
6.928% due 07/20/2032 •		500	499

Carlyle Global Market Strategies Euro CLO DAC
4.413% due 07/15/2030 •	EUR	943	985

Carlyle U.S. CLO Ltd.
6.750% due 01/15/2030 •		$471	471

Carvana Auto Receivables Trust
2.310% due 12/11/2028		6,468	6,347
6.410% due 09/10/2027		100	100

CBAM Ltd.
6.838% due 07/20/2030 •		523	523

Cedar Funding CLO Ltd.
6.670% due 07/17/2031 •		900	899

CIFC Funding Ltd.
6.572% due 04/18/2031 •		400	399
6.750% due 11/16/2030 •		652	653
6.770% due 10/17/2031 •		800	798

Citizens Auto Receivables Trust
5.739% due 09/16/2024		4,100	4,101
6.090% due 10/15/2026		1,100	1,100

CLNC Ltd.
6.692% due 08/20/2035 •		25	24

Contego CLO DAC
4.628% due 05/14/2032 •	EUR	9,300	9,667

Countrywide Asset-Backed Certificates Trust
4.033% due 11/25/2034 •		$2,519	2,124
6.214% due 11/25/2034 •		150	142
6.289% due 08/25/2034 •		21	21
6.469% due 12/25/2035 •		2,314	2,177

CQS U.S. CLO Ltd.
7.166% due 07/20/2031 •		3,745	3,745

Credit Acceptance Auto Loan Trust
1.240% due 10/15/2029		427	427

CVC Cordatus Loan Fund DAC
4.561% due 08/15/2032 •	EUR	5,170	5,400

Dryden CLO Ltd.
6.620% due 07/15/2031 •		$1,300	1,297
6.706% due 05/15/2032 •		500	498

Dryden Euro CLO DAC
1.470% due 10/15/2032	EUR	3,000	2,919

Exeter Automobile Receivables Trust
6.070% due 12/15/2025		$20,500	20,495

FHF Trust
4.430% due 01/18/2028		253	248

Fifth Third Auto Trust
5.800% due 11/16/2026		450	450

Flagship Credit Auto Trust
4.330% due 12/16/2024		1,413	1,411

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		4,000	3,885

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
5.574% due 01/25/2037 •		$1,514	$736
5.674% due 10/25/2036 •		5,345	2,156

FS Rialto Issuer LLC
7.213% due 01/19/2039 •		7,400	7,338

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		273	273

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		5,860	5,815
6.270% due 08/16/2027		12,940	12,913

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	1,163	867

GPMT Ltd.
6.695% due 07/16/2035 •		$1,311	1,291

Greywolf CLO Ltd.
6.773% due 01/27/2031 •		1,400	1,398

GSAMP Trust
5.634% due 11/25/2036 •		709	336

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •		1,800	1,800

Harvest CLO DAC
4.393% due 01/15/2031 •	EUR	6,442	6,731
4.513% due 01/15/2032 •		5,100	5,284

Hayfin Emerald CLO DAC
4.634% due 05/27/2034 •		28,300	29,234

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$20,900	20,755

HGI CRE CLO Ltd.
7.013% due 04/20/2037 •		3,100	3,097

Home Equity Mortgage Loan Asset-Backed Trust
4.617% due 11/25/2034 «•		175	164

ICG Euro CLO DAC
4.713% due 10/15/2034 •	EUR	8,000	8,324

Invesco Euro CLO DAC
4.583% due 07/15/2032 •		4,300	4,463

Jubilee CLO DAC
4.563% due 06/15/2032 •		15,000	15,595
4.645% due 12/15/2029 •		267	281

KKR CLO Ltd.
6.860% due 04/15/2029 •		$546	547

KREF Ltd.
6.777% due 02/17/2039 •		1,000	989

LCM LP
6.588% due 07/20/2030 •		367	367
6.700% due 10/15/2031 •		700	699

LCM Ltd.
6.568% due 03/20/2030 •		582	581
6.668% due 04/20/2031 •		700	697

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		4,618	4,512
4.000% due 05/15/2028		8,353	8,090

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LoanCore Issuer Ltd.
6.747% due 07/15/2036 •		$500	$491
6.747% due 11/15/2038 •		1,000	970

M360 Ltd.
6.938% due 11/22/2038 •		1,000	983

Madison Park Funding Ltd.
6.320% due 04/15/2029 •		1,234	1,229
6.437% due 04/22/2027 •		1,540	1,537

Man GLG Euro CLO DAC
4.403% due 10/15/2030 •	EUR	6,287	6,580
4.473% due 10/15/2032 •		2,397	2,495

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		$291	291

MF1 LLC
7.477% due 06/19/2037 •		2,500	2,493

MF1 Ltd.
6.677% due 02/19/2037 •		1,000	982

Morgan Stanley ABS Capital, Inc. Trust
6.469% due 07/25/2035 •		3,842	3,683

Navient Private Education Loan Trust
6.897% due 07/16/2040 •		2,224	2,225
7.047% due 10/15/2031 •		3,353	3,359
7.147% due 11/15/2030 •		2,304	2,312

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		8,454	7,288
1.170% due 09/16/2069		385	341
7.047% due 11/15/2068 •		1,468	1,473

Navient Student Loan Trust
6.427% due 12/15/2059 •		6,324	6,265

North Westerly ESG CLO DAC
4.785% due 07/05/2032 •	EUR	10,000	10,402

OCP Euro CLO DAC
4.483% due 01/15/2032 •		4,155	4,365

Octagon Investment Partners Ltd.
6.631% due 02/14/2031 •		$1,300	1,295

OneMain Financial Issuance Trust
6.073% due 06/16/2036 •		1,200	1,176

Option One Mortgage Loan Trust
5.574% due 01/25/2037 •		1,682	1,091
5.574% due 03/25/2037 •		1,394	907

OZLM Ltd.
6.881% due 10/30/2030 •		790	791

OZLME DAC
4.525% due 07/27/2032 •	EUR	5,179	5,405

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		$829	826
2.030% due 10/15/2029		2,076	2,032
4.970% due 01/15/2030		205	203
6.060% due 03/15/2030		8,922	8,879

Palmer Square European Loan Funding DAC
4.383% due 10/15/2031 •	EUR	2,786	2,901
4.393% due 07/15/2031 •		1,801	1,879

26	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Penta CLO DAC
4.671% due 01/25/2033 •	EUR	3,500	$3,631

PFP Ltd.
7.607% due 08/19/2035 •		$2,500	2,510

Providus CLO DAC
4.581% due 02/15/2035 •	EUR	5,300	5,474

Rad CLO Ltd.
6.727% due 07/24/2032 •		$1,700	1,695

Ready Capital Mortgage Financing LLC
6.634% due 11/25/2036 •		857	849
6.965% due 01/25/2037 •		1,481	1,487
7.787% due 06/25/2037 •		1,279	1,285
7.872% due 10/25/2039 •		3,595	3,623

Regatta Funding Ltd.
6.640% due 07/17/2031 •		1,986	1,983
6.820% due 10/17/2030 •		1,242	1,241

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		500	502

Santander Drive Auto Receivables Trust
6.180% due 02/16/2027		2,400	2,403

Saranac CLO Ltd.
6.871% due 11/20/2029 •		184	183

Saxon Asset Securities Trust
5.744% due 09/25/2037 •		490	461

SLM Private Education Loan Trust
10.197% due 10/15/2041 •		1,558	1,648

SMB Private Education Loan Trust
6.177% due 01/15/2053 •		2,012	1,982
6.247% due 02/15/2036 •		3,338	3,312
6.247% due 01/15/2053 •		14,658	14,380
6.284% due 09/15/2054 •		268	264

Sound Point CLO Ltd.
6.722% due 04/18/2031 •		1,400	1,391

Soundview Home Loan Trust
6.384% due 10/25/2037 •		784	570

St Paul’s CLO DAC
4.583% due 04/15/2033 •	EUR	8,000	8,275

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		$33	32

Symphony CLO Ltd.
6.770% due 04/15/2028 •		7,400	7,394

TCW CLO Ltd.
6.583% due 04/25/2031 •		473	472

TIAA CLO Ltd.
6.788% due 07/20/2031 •		650	648

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		3,200	3,128

Trillium Credit Card Trust
6.174% due 08/28/2028 •		12,500	12,512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSTAT Ltd.
7.626% due 07/20/2031 •		$900	$901

Upstart Pass-Through Trust Series
3.800% due 04/20/2030		654	628

Upstart Securitization Trust
4.370% due 05/20/2032		426	423

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		521	506

Venture CLO Ltd.
6.680% due 08/28/2029 •		186	186

Vibrant CLO Ltd.
6.708% due 07/20/2032 •		2,300	2,284

VMC Finance LLC
7.213% due 02/18/2039 •		1,900	1,862

Voya CLO Ltd.
6.472% due 01/18/2029 •		549	549
6.550% due 06/07/2030 •		998	997
6.630% due 04/15/2031 •		825	823
6.780% due 10/15/2030 •		419	419

Voya Euro CLO DAC
4.583% due 04/15/2033 •	EUR	11,000	11,428

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		$232	232
6.758% due 07/20/2032 •		1,000	991

Total Asset-Backed Securities (Cost $554,379)			574,633

SOVEREIGN ISSUES 0.0%

New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	2,664	1,566

Total Sovereign Issues (Cost $1,781)			1,566

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Banca Monte dei Paschi di Siena SpA (c)		46,500	119

Total Common Stocks (Cost $91)			119

		OUNCES
COMMODITIES 9.2%

Gold Warehouse Receipts		211,273	388,845

Total Commodities (Cost $347,443)			388,845

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 86.1%

COMMERCIAL PAPER 3.0%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023	$250	$250
5.550% due 10/04/2023	1,250	1,249
5.550% due 10/17/2023	550	548
5.550% due 10/19/2023	300	299
5.550% due 10/30/2023 (b)	600	597

Ameren Corp.
5.550% due 10/10/2023	100	100

American Electric Power Co., Inc.
5.520% due 10/18/2023	750	748
5.570% due 10/16/2023	1,250	1,247

Arrow Electronics, Inc.
5.850% due 10/02/2023	2,050	2,049
5.900% due 10/25/2023 (b)	350	348
5.900% due 10/26/2023 (b)	300	299

AutoNation, Inc.
5.950% due 10/11/2023	2,200	2,196

Conagra Brands, Inc.
5.750% due 10/11/2023	2,850	2,845

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	2,100	2,095
5.520% due 10/30/2023	2,750	2,737

Constellation Brands, Inc.
5.700% due 10/03/2023	250	250

Crown Castle, Inc.
6.000% due 10/31/2023	250	249
6.000% due 11/02/2023	4,350	4,326
6.020% due 10/17/2023	2,100	2,094
6.020% due 10/18/2023	250	249
6.050% due 10/05/2023	900	899

Diageo Capital PLC
5.500% due 10/16/2023	550	549
5.500% due 10/23/2023	900	897
5.550% due 11/07/2023	2,300	2,286

Discovery Communications LLC
5.970% due 10/16/2023 (b)	4,050	4,041

Dominion Resources, Inc.
5.540% due 10/24/2023	500	498
5.540% due 10/31/2023	500	498
5.550% due 10/05/2023	250	250
5.550% due 10/17/2023	550	548
5.550% due 10/26/2023	750	747
5.570% due 10/30/2023	500	498

Electricite de France SA
5.510% due 10/23/2023	4,150	4,134
5.510% due 10/27/2023	1,850	1,842

Enbridge (U.S.) Inc.
5.560% due 10/20/2023	900	897

Enel Finance America LLC
5.550% due 10/04/2023	250	250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 10/18/2023	$1,350	$1,346
5.550% due 10/27/2023	450	448
5.550% due 10/31/2023	450	448
5.560% due 10/11/2023	400	399
5.560% due 10/13/2023	250	249

Energy Transfer LP
5.850% due 10/04/2023	900	899

Entergy Corp.
5.500% due 10/03/2023	250	250
5.500% due 10/04/2023	300	300
5.520% due 10/05/2023	400	400
5.520% due 10/06/2023	550	549
5.530% due 10/02/2023	250	250
5.530% due 10/27/2023	300	299
5.550% due 10/05/2023	600	599
5.550% due 10/12/2023	250	250

Equifax, Inc.
5.550% due 10/05/2023	1,000	999
5.550% due 10/11/2023	250	250
5.550% due 10/12/2023	650	649
5.550% due 10/16/2023	250	249

Fidelity National Information services, Inc.
5.530% due 10/12/2023	800	798
5.550% due 10/12/2023	350	349
5.550% due 10/16/2023	650	648
5.550% due 10/17/2023	1,450	1,446
5.550% due 10/19/2023	900	897

Global Payments, Inc.
6.030% due 10/10/2023	650	649
6.030% due 10/11/2023	1,300	1,297
6.030% due 10/16/2023	3,400	3,390
6.030% due 10/19/2023	2,800	2,791
6.030% due 10/25/2023	6,250	6,223
6.030% due 10/26/2023	650	647

Haleon UK Capital PLC
5.560% due 10/02/2023	250	250
5.560% due 10/03/2023	300	300
5.580% due 10/10/2023	500	499

Humana, Inc.
5.530% due 10/02/2023	250	250
5.550% due 10/19/2023	750	748
5.550% due 10/23/2023	400	398
5.580% due 10/16/2023	400	399
5.580% due 10/17/2023	750	748
5.580% due 10/23/2023	300	299
5.580% due 10/25/2023	900	896
5.580% due 10/26/2023	600	597

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	350	349
5.560% due 10/24/2023	250	249
5.560% due 10/25/2023	350	349
5.560% due 10/26/2023	500	498

L3Harris Technologies, Inc.
5.620% due 10/10/2023	1,050	1,048

28	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.630% due 10/10/2023	$500	$499
5.650% due 10/02/2023	500	500
5.650% due 10/03/2023	1,000	999

LSEGA Financing PLC
5.500% due 10/03/2023	1,700	1,699
5.500% due 10/04/2023	800	799
5.510% due 10/26/2023	850	846
5.520% due 10/16/2023	250	249
5.520% due 10/20/2023	700	698

Marathon Oil Corp.
6.000% due 10/06/2023	1,950	1,948
6.030% due 10/13/2023	1,000	998

Marriott International, Inc.
5.540% due 10/11/2023	500	499
5.540% due 10/13/2023	750	748
5.540% due 10/20/2023	1,050	1,047

Microchip Technology, Inc.
5.580% due 10/04/2023	250	250
5.600% due 10/11/2023	250	250
5.600% due 10/30/2023	1,050	1,045
5.600% due 11/07/2023	850	845

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	500	500
5.520% due 10/17/2023	800	798
5.520% due 10/18/2023	650	648
5.520% due 10/19/2023	300	299

Oracle Corp.
5.500% due 10/23/2023	1,100	1,096
5.510% due 10/23/2023	2,400	2,391
5.510% due 10/27/2023	1,300	1,294
5.520% due 10/26/2023	1,650	1,643
5.530% due 10/30/2023 (b)	750	746
5.530% due 11/08/2023	800	795

Penske Truck Leasing Co. LP
5.510% due 10/04/2023	300	300
5.520% due 10/12/2023	500	499

Quanta Services, Inc.
5.900% due 10/10/2023	700	699

RTX Corp.
5.480% due 10/04/2023	1,700	1,699
5.490% due 10/02/2023	700	700
5.500% due 10/02/2023	550	550
5.500% due 10/04/2023	550	550

Sempra Energy
5.530% due 10/17/2023	650	648
5.530% due 10/18/2023	300	299
5.530% due 10/19/2023	250	249
5.530% due 10/23/2023	500	498

Southern California Edison
5.500% due 10/05/2023	250	250
5.550% due 10/02/2023	450	450
5.550% due 10/04/2023	250	250
5.550% due 10/13/2023 (b)	1,600	1,596

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Targa Resources Corp.
6.150% due 10/05/2023		$850	$849
6.150% due 10/16/2023		300	299
6.150% due 10/23/2023		2,500	2,491
6.150% due 10/26/2023		1,400	1,394
6.150% due 10/27/2023		3,400	3,386

Thomson Reuters Corp.
5.520% due 10/25/2023		450	448

VW Credit, Inc.
5.560% due 10/10/2023		300	299
5.570% due 10/17/2023		850	848

Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023		4,250	4,247
6.050% due 10/13/2023		500	499

			127,580

REPURCHASE AGREEMENTS (g) 77.5%
			3,275,206

SHORT-TERM NOTES 0.5%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		19,400	19,403

Fifth Third Auto Trust
5.618% due 08/15/2024		552	552

			19,955

JAPAN TREASURY BILLS 3.8%
(0.183)% due 11/20/2023 - 01/09/2024 (b)(d)(e)	JPY	23,950,000	160,323

U.S. TREASURY BILLS 1.3%
5.459% due 11/16/2023 - 12/21/2023 (b)(d)(e)(k)		$55,167	54,524

Total Short-Term Instruments (Cost $3,640,778)			3,637,588

Total Investments in Securities (Cost $5,494,726)			5,516,325

		SHARES
INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%

PIMCO Short Asset Portfolio		14,771,843	142,947

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

	SHARES	MARKET VALUE (000S)

PIMCO Short-Term Floating NAV Portfolio III	2,843	$28

Total Short-Term Instruments (Cost $147,219)		142,975

Total Investments in Affiliates (Cost $147,219)		142,975

Total Investments 133.9% (Cost $5,641,945)		$5,659,300

Financial Derivative Instruments (h)(j) (1.7)% (Cost or Premiums, net $(6,392))		(71,860)

Other Assets and Liabilities, net (32.2)%		(1,360,413)

Net Assets 100.0%		$4,227,027

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$423,000	U.S. Treasury Notes 0.750% - 3.875% due 01/15/2026 - 12/31/2028	$(431,317)	$423,000	$423,187

30	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	5.330%	09/29/2023	10/02/2023	$1,142,200	U.S. Treasury Notes 2.750% - 4.000% due 02/29/2028 - 08/15/2032	$(1,166,679)	$1,142,200	$1,142,707
	5.350	09/28/2023	10/05/2023	200,000	U.S. Treasury Notes 1.375% due 12/31/2028	(205,000)	200,000	200,119
BRC	5.320	10/02/2023	10/03/2023	1,140,100	U.S. Treasury Notes 0.875% - 4.000% due 12/15/2025 - 08/31/2027	(1,162,709)	1,140,100	1,140,100
FICC	2.600	09/29/2023	10/02/2023	75,906	U.S. Treasury Notes 5.000% due 08/31/2025	(77,424)	75,906	75,917
	5.310	09/29/2023	10/02/2023	144,000	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(146,880)	144,000	144,064
RCY	5.360	09/29/2023	10/02/2023	150,000	U.S. Treasury Notes 2.625% due 04/15/2025	(153,107)	150,000	150,067

Total Repurchase Agreements						$(3,343,116)	$3,275,206	$3,276,161

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2053	$14,500	$(12,840)	$(12,482)

Total Short Sales (0.3)%				$(12,840)	$(12,482)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$1,766,013	$0	$0	$1,766,013	$(1,802,396)	$(36,383)
BRC	1,140,100	0	0	1,140,100	(1,162,709)	(22,609)
FICC	219,981	0	0	219,981	(224,304)	(4,323)
RCY	150,067	0	0	150,067	(153,107)	(3,040)

Total Borrowings and Other Financing Transactions	$3,276,161	$0	$0

Cash of $600 has been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,331) at a weighted average interest rate of 4.929%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT Corn December 2023 Futures	$550.000	11/24/2023	246	$1,230	$27	$11
Call - CBOT Corn December 2023 Futures	600.000	11/24/2023	514	2,570	33	9

					$60	$20

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Brent Crude March 2024 Futures	$85.000	01/26/2024	234	$234	$981	$1,102

Total Purchased Options					$1,041	$1,122

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - LME Copper December 2023 Futures	$7,000.000	12/06/2023	25	1	$(104)	$(11)
Put - LME Copper December 2023 Futures	7,500.000	12/06/2023	25	1	(169)	(31)
Call - LME Copper December 2023 Futures	10,500.000	12/06/2023	25	1	(212)	(6)
Call - LME Copper December 2023 Futures	11,000.000	12/06/2023	25	1	(150)	(7)
Call - NYMEX Crude December 2023 Futures	92.000	11/15/2023	61	61	(102)	(156)
Call - NYMEX Crude December 2023 Futures	93.000	11/15/2023	63	63	(89)	(139)
Call - NYMEX Crude December 2023 Futures	94.000	11/15/2023	113	113	(144)	(215)
Call - NYMEX Crude December 2023 Futures	95.000	11/15/2023	64	64	(76)	(105)
Call - NYMEX Crude December 2023 Futures	96.000	11/15/2023	62	62	(71)	(87)
Call - NYMEX Crude November 2023 Futures	86.000	10/17/2023	89	89	(124)	(498)
Call - NYMEX Crude November 2023 Futures	86.500	10/17/2023	54	54	(71)	(281)
Call - NYMEX Crude November 2023 Futures	87.000	10/17/2023	103	103	(128)	(499)
Call - NYMEX Crude November 2023 Futures	87.500	10/17/2023	36	36	(43)	(161)
Call - NYMEX Crude November 2023 Futures	88.000	10/17/2023	71	71	(96)	(293)
Put - NYMEX Natural Gas December 2023 Futures	2.750	11/27/2023	57	570	(84)	(49)
Put - NYMEX Natural Gas December 2023 Futures	2.900	11/27/2023	40	400	(57)	(52)
Put - NYMEX Natural Gas December 2023 Futures	3.000	11/27/2023	60	600	(142)	(99)
Put - NYMEX Natural Gas December 2023 Futures	3.100	11/27/2023	46	460	(104)	(95)
Put - NYMEX Natural Gas December 2023 Futures	3.200	11/27/2023	47	470	(135)	(120)
Put - NYMEX Natural Gas December 2023 Futures	3.500	11/27/2023	20	200	(87)	(86)
Call - NYMEX Natural Gas December 2023 Futures	4.000	11/27/2023	20	200	(60)	(26)
Call - NYMEX Natural Gas December 2023 Futures	4.250	11/27/2023	57	570	(137)	(54)

32	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Natural Gas December 2023 Futures	$4.400	11/27/2023	110	1,100	$(145)	$(86)
Call - NYMEX Natural Gas December 2023 Futures	4.500	11/27/2023	60	600	(120)	(42)
Call - NYMEX Natural Gas December 2023 Futures	4.700	11/27/2023	80	800	(118)	(45)
Call - NYMEX Natural Gas December 2023 Futures	4.800	11/27/2023	100	1,000	(79)	(50)
Call - NYMEX Natural Gas December 2023 Futures	4.900	11/27/2023	46	460	(76)	(21)
Call - NYMEX Natural Gas December 2023 Futures	5.000	11/27/2023	87	870	(124)	(36)

					$(3,047)	$(3,350)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - California Carbon Allowance December 2023 Futures		$25.000	12/15/2023	388	$388	$(833)	$(42)
Put - Eurex Dutch TIF Natural Gas December 2023 Futures	EUR	25.000	11/24/2023	85	63	(204)	(10)
Call - Eurex Dutch TIF Natural Gas December 2023 Futures		38.000	11/24/2023	50	37	(375)	(376)
Put - Eurex Dutch TIF Natural Gas December 2023 Futures		38.000	11/24/2023	50	37	(357)	(81)
Call - Eurex Dutch TIF Natural Gas December 2023 Futures		52.000	11/24/2023	15	11	(153)	(44)
Put - Eurex Dutch TIF Natural Gas December 2023 Futures		52.000	11/24/2023	15	11	(156)	(121)
Call - Eurex Dutch TIF Natural Gas December 2023 Futures		70.000	11/24/2023	85	63	(197)	(108)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		25.000	10/27/2023	85	61	(197)	(4)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		38.000	10/27/2023	50	36	(363)	(220)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		38.000	10/27/2023	50	36	(345)	(73)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		40.000	10/27/2023	6	4	(31)	(13)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		52.000	10/27/2023	15	11	(148)	(16)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		52.000	10/27/2023	15	11	(151)	(132)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		70.00	10/27/2023	159	114	(363)	(53)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		80.00	10/27/2023	6	4	(33)	(1)
Call - ICE Brent Crude December 2023 Futures		$40.000	12/15/2023	328	328	(534)	(228)
Call - ICE Brent Crude December 2023 Futures		88.000	10/26/2023	60	60	(78)	(329)
Call - ICE Brent Crude December 2023 Futures		89.000	10/26/2023	61	61	(76)	(291)
Call - ICE Brent Crude December 2023 Futures		89.500	10/26/2023	60	60	(74)	(266)
Call - ICE Brent Crude December 2023 Futures		90.000	10/26/2023	170	170	(215)	(700)
Call - ICE Brent Crude December 2023 Futures		91.000	10/26/2023	33	33	(34)	(116)
Call - ICE Brent Crude January 2024 Futures		100.000	11/27/2023	125	125	(189)	(145)
Call - ICE Brent Crude January 2024 Futures		101.000	11/27/2023	63	63	(99)	(64)
Call - ICE Brent Crude January 2024 Futures		98.000	11/27/2023	63	63	(99)	(96)
Call - ICE Brent Crude January 2024 Futures		99.000	11/27/2023	64	64	(106)	(85)
Call - ICE Brent Crude March 2024 Futures		95.000	01/26/2024	234	234	(818)	(686)

						$(6,227)	$(4,300)

Total Written Options						$(9,274)	$(7,650)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	37	$11	$(40)	$0	$(1)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	37	11	(41)	0	(2)
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	18	7	(21)	0	(12)
Brent Crude December Futures	10/2023	78	7,192	(141)	0	(70)
Brent Crude December Futures	10/2024	1,372	113,053	74	0	(634)
Brent Crude December Futures	10/2026	300	22,560	1,005	0	(81)
Brent Crude January Futures	11/2023	81	7,319	(97)	0	(66)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude June Futures	04/2024	575	$49,065	$(1,216)	$0	$(368)
Brent Crude March Futures	01/2024	692	60,668	(785)	0	(582)
California Carbon Allowance December Futures	12/2023	1,221	44,823	9,612	171	0
California Carbon Allowance December Futures	12/2024	1,694	67,015	(19)	253	(1)
Cocoa December Futures	12/2023	118	4,033	453	0	(48)
Cocoa March Futures	03/2024	99	3,394	44	0	(36)
Copper December Futures	12/2023	5	467	(6)	4	0
Corn December Futures	12/2024	41	1,040	(5)	0	(15)
Cotton No. 2 March Futures	03/2024	162	7,122	114	0	(108)
Euro-Mill Wheat December Futures	12/2023	196	2,440	(254)	0	(57)
European Climate Exchange December Futures	12/2023	105	9,066	(737)	47	(115)
Gas Oil December Futures	12/2023	1,930	178,863	17,568	145	0
Gas Oil December Futures	12/2024	249	20,013	131	37	0
Gas Oil June Futures	06/2024	166	13,795	(19)	0	(41)
Globex Natural Gas December Futures	11/2023	7	232	(13)	0	(2)
Hard Red Winter Wheat March Futures	03/2024	84	2,823	(475)	0	(87)
Henry Hub Natural Gas April Futures	03/2024	49	367	(204)	0	(2)
Henry Hub Natural Gas August Futures	07/2024	49	407	(164)	0	0
Henry Hub Natural Gas December Futures	11/2024	49	509	(62)	0	(1)
Henry Hub Natural Gas February Futures	01/2024	49	428	(142)	0	(3)
Henry Hub Natural Gas January Futures	12/2023	49	437	(130)	0	(3)
Henry Hub Natural Gas July Futures	06/2024	49	403	(168)	0	0
Henry Hub Natural Gas June Futures	05/2024	49	386	(185)	0	(1)
Henry Hub Natural Gas March Futures	02/2024	49	394	(176)	0	(4)
Henry Hub Natural Gas May Futures	04/2024	49	369	(201)	0	(2)
Henry Hub Natural Gas November Futures	10/2024	49	458	(113)	0	(1)
Henry Hub Natural Gas October Futures	09/2024	49	414	(157)	0	0
Henry Hub Natural Gas September Futures	08/2024	49	404	(167)	0	0
Iron Ore January Futures	01/2024	1,170	13,230	105	191	0
Lead January Futures	01/2024	102	5,544	(93)	0	(93)
Live Cattle December Futures	12/2023	117	8,795	154	0	(117)
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	28	938	83	20	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	28	1,002	147	28	0
Natural Gas December Futures	11/2023	431	14,275	(114)	0	(121)
Natural Gas February Futures	01/2024	52	1,832	(119)	0	(54)
Natural Gas January Futures	12/2023	52	1,935	(150)	0	(61)
Natural Gas March Futures	02/2024	52	1,937	(145)	0	(54)
Natural Gas November Futures	10/2023	573	16,783	(459)	0	(92)
Natural Gas Novemer Futures	10/2023	51	1,625	(81)	0	(57)
Natural Gas October Futures	09/2024	547	18,483	(3,933)	5	0
New York Harbor January Futures	12/2023	94	12,103	(83)	0	(58)
RBOB Gasoline December Futures	11/2023	46	4,539	(322)	0	(114)
RBOB Gasoline February Futures	01/2024	61	5,940	(469)	0	(146)
RBOB Gasoline March Futures	02/2024	226	22,081	(962)	0	(533)
Soybean January Futures	01/2024	282	18,252	(821)	0	(349)
Soybean March Futures	03/2024	32	2,096	(71)	0	(34)
Soybean Meal January Futures	01/2024	882	33,463	(1,146)	0	(750)
Sugar No. 11 March Futures	02/2024	235	6,970	314	0	(126)
U.S. Treasury 5-Year Note December Futures	12/2023	345	36,349	(305)	54	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	96	10,710	(44)	23	0
United Kingdom Long Gilt December Futures	12/2023	1	115	1	2	(2)
Wheat July Futures	07/2024	138	4,225	(488)	0	(166)
Wheat March Futures	03/2024	702	20,130	(3,511)	0	(1,158)
WTI Crude December Futures	11/2025	419	30,734	3,307	0	(151)
WTI Crude December Futures	11/2026	486	34,049	2,726	0	(131)
WTI Crude July Futures	06/2024	399	32,096	916	0	(219)
WTI Crude June Futures	05/2024	754	61,164	(1,015)	0	(438)

34	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Crude June Futures	05/2025	792	$59,701	$7,631	$0	$(301)
WTI Crude June Futures	05/2026	3	215	19	0	(1)
WTI Crude March Futures	02/2024	410	34,391	1,768	0	(275)
WTI Crude May Futures	04/2024	678	55,515	5,515	0	(414)
WTI Crude November Futures	10/2023	87	7,899	(23)	0	(80)

				$31,595	$980	$(8,438)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum January Futures	01/2024	362	$(21,329)	$(1,193)	$0	$(1,193)
Arabica Coffee December Futures	12/2023	92	(5,042)	644	36	0
Arabica Coffee March Futures	03/2024	154	(8,501)	596	66	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	84	(35)	47	0	0
Brent Crude December Futures	10/2025	1,872	(146,540)	(9,337)	646	0
Brent Crude June Futures	04/2025	706	(56,579)	(6,556)	275	0
Brent Crude June Futures	04/2026	3	(230)	(18)	1	0
Brent Crude September Futures	07/2024	15	(1,256)	(55)	8	0
Coal February Futures	02/2024	5	(646)	11	4	0
Coal January Futures	01/2024	5	(642)	14	4	0
Coal March Futures	03/2024	5	(646)	10	2	0
Copper December Futures	12/2023	6	(1,241)	(15)	1	(15)
Corn December Futures	12/2023	1,501	(35,780)	1,984	882	0
Corn March Futures	03/2024	1,165	(28,644)	1,069	670	0
European Climate Exchange December Futures	12/2024	6	(544)	48	7	(3)
European Climate Exchange March Futures	03/2024	5	(437)	68	5	(2)
Gas Oil February Futures	02/2024	407	(36,020)	(75)	71	0
Gas Oil January Futures	01/2024	565	(50,949)	(1,935)	85	0
Gas Oil March Futures	03/2024	269	(23,363)	(183)	34	0
Gas Oil November Futures	11/2023	565	(54,593)	(2,866)	0	(170)
Gas Oil October Futures	10/2023	407	(40,761)	(5,451)	0	(234)
Gas Oil September Futures	09/2024	415	(33,968)	(72)	21	0
Gold 100 oz. December Futures	12/2023	2,535	(473,056)	33,937	3,169	0
Hard Red Winter Wheat December Futures	12/2023	91	(3,020)	738	97	0
Henry Hub Natural Gas April Futures	03/2025	49	(429)	99	1	0
Henry Hub Natural Gas August Futures	07/2025	49	(467)	61	2	0
Henry Hub Natural Gas December Futures	11/2025	49	(567)	(40)	1	0
Henry Hub Natural Gas February Futures	01/2025	48	(517)	1	1	0
Henry Hub Natural Gas January Futures	12/2024	49	(542)	(14)	0	0
Henry Hub Natural Gas July Futures	06/2025	49	(461)	66	2	0
Henry Hub Natural Gas June Futures	05/2025	49	(444)	84	1	0
Henry Hub Natural Gas March Futures	02/2025	49	(481)	47	1	0
Henry Hub Natural Gas May Futures	04/2025	49	(427)	100	1	0
Henry Hub Natural Gas November Futures	10/2025	49	(519)	9	2	0
Henry Hub Natural Gas October Futures	09/2025	49	(473)	54	2	0
Henry Hub Natural Gas September Futures	08/2025	49	(463)	65	2	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	28	(970)	(66)	0	(20)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	28	(1,023)	(119)	0	(27)
Lean Hogs December Futures	12/2023	229	(6,575)	98	343	0
Natural Gas April Futures	03/2024	45	(1,585)	100	38	0
Natural Gas August Futures	07/2024	7	(255)	12	4	0
Natural Gas December Futures	11/2023	40	(1,432)	81	45	0
Natural Gas December Futures	11/2023	40	(1,791)	110	61	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Natural Gas December Futures	11/2024	193	$(8,021)	$10	$11	$0
Natural Gas January Futures	12/2023	886	(31,586)	932	248	0
Natural Gas January Futures	12/2024	354	(15,661)	1,647	7	0
Natural Gas July Futures	06/2024	7	(255)	13	5	0
Natural Gas June Futures	05/2024	45	(1,576)	109	35	0
Natural Gas March Futures	02/2024	45	(1,449)	49	13	0
Natural Gas May Futures	04/2024	45	(1,629)	112	36	0
Natural Gas September Futures	08/2024	7	(249)	10	4	0
New York Harbor December Futures	11/2023	2	(265)	1	0	(1)
New York Harbor March Futures	02/2024	188	(23,176)	(74)	162	0
New York Harbor November Futures	10/2023	198	(27,448)	501	74	(182)
Nickel January Futures	01/2024	59	(6,638)	417	417	0
Palladium December Futures	12/2023	4	(502)	(10)	9	0
Platinum January Futures	01/2024	181	(8,289)	30	0	(7)
RBOB Gasoline January Futures	12/2023	61	(5,953)	493	145	0
Silver December Futures	12/2023	65	(7,296)	656	95	0
Soybean Meal March Futures	03/2024	152	(5,700)	116	96	0
Soybean November Futures	11/2024	90	(5,670)	139	44	0
Soybean Oil January Futures	01/2024	91	(3,015)	241	65	0
Soybean Oil March Futures	03/2024	7	(230)	6	5	0
U.S. Treasury 10-Year Note December Futures	12/2023	645	(69,700)	974	0	(131)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	262	(31,096)	2,123	0	(98)
Wheat December Futures	12/2023	228	(6,173)	1,216	425	0
WTI Crude December Futures	11/2023	552	(49,018)	(3,415)	436	0
WTI Crude December Futures	11/2024	278	(21,645)	359	125	0
WTI Crude December Futures	11/2025	728	(53,399)	(1,658)	262	0
WTI Crude February Futures	01/2024	238	(20,294)	(912)	169	0
WTI Crude January Futures	12/2023	386	(33,574)	(2,770)	297	0
WTI Crude November Futures	10/2024	289	(22,623)	(697)	139	0
WTI Crude October Futures	09/2024	285	(22,438)	(757)	140	0
WTI Crude September Futures	08/2024	244	(19,339)	(1,587)	120	0
Zinc January Futures	01/2024	71	(4,711)	(283)	0	(283)

				$10,149	$10,175	$(2,366)

Total Futures Contracts				$41,744	$11,155	$(10,804)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		$15,700	325	1,104	1,429	0	(8)
Pay	CPURNSA	2.243	Maturity	11/21/2026		39,000	2,165	(6,198)	(4,033)	56	0

Total Swap Agreements							$2,490	$(5,093)	$(2,603)	$56	$(8)

36	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1,122	$11,338	$56	$12,516	$(7,650)	$(11,056)	$(8)	$(18,714)

(i)

Securities with an aggregate market value of $62,961 and cash of $16,752 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Future styled option variation margin asset of $470 is outstanding at period end.
(2)	Unsettled variation margin asset of $183 and liability of $(252) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2023	$	1,446		NZD	2,425	$8	$0
	11/2023	NZD	2,425	$		1,446	0	(8)
	12/2023	JPY	12,120,000			84,510	2,600	0
BPS	10/2023	EUR	771			823	8	0
	10/2023	$	254,499		EUR	240,161	0	(588)
	10/2023		9,468		GBP	7,464	0	(361)
	11/2023	CAD	1,926	$		1,437	19	0
	11/2023	EUR	240,563			255,247	597	0
	11/2023	$	1,342		EUR	1,248	0	(20)
	12/2023	EUR	1,083	$		1,180	32	0
BRC	11/2023		1,397			1,532	52	0
	11/2023	JPY	11,830,000			82,501	2,729	0
	01/2024		6,400,000			43,563	30	0
CBK	11/2023	CAD	131			97	1	0
	11/2023	EUR	293			311	1	0
	11/2023	$	712		EUR	648	0	(26)
	12/2023		2,664			2,476	0	(39)
DUB	11/2023	EUR	12,698	$		14,007	558	0
GLM	10/2023	MXN	521			30	0	0
JPM	11/2023	$	732		EUR	671	0	(21)
	01/2024	JPY	4,821	$		33	0	0
MBC	10/2023	EUR	239,390			258,295	5,200	0
	10/2023	GBP	66,706			83,617	2,229	0
	10/2023	$	14,393		GBP	11,441	0	(434)
	11/2023		804		EUR	755	0	(5)
RBC	11/2023	CAD	14	$		11	0	0
RYL	11/2023	JPY	3,898			27	1	0
SCX	10/2023	NZD	2,425			1,430	0	(24)
	11/2023	EUR	989			1,095	48	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
TOR	10/2023	GBP	11,441	$		13,899	$0	$(61)
	10/2023	$	71,967		GBP	59,242	314	0
	11/2023	CAD	57	$		42	0	0
	11/2023	GBP	59,242			71,979	0	(315)
	11/2023	$	13,901		GBP	11,441	61	0
UAG	11/2023	EUR	8,966	$		9,889	393	0
	12/2023	$	43,358		JPY	6,400,000	0	(105)

Total Forward Foreign Currency Contracts							$14,881	$(2,007)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(536)

Total Written Options						$(496)	$(536)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EURMARG3 2H23	$15.072	Maturity	12/31/2023	64,800	$0	$(101)	$0	$(101)
	Receive	EURMARG3 4Q23	8.600	Maturity	12/31/2023	54,300	(10)	385	375	0
	Pay	EURMARG3 Z23	15.950	Maturity	12/31/2023	11,310	(5)	28	23	0
	Receive	GASOILCO 1Q24	20.800	Maturity	03/31/2024	30,000	0	251	251	0
	Receive	GASOILCO 4Q23	32.350	Maturity	12/31/2023	33,000	(74)	168	94	0
	Pay	GASOILCO V23	37.750	Maturity	10/31/2023	24,000	0	(14)	0	(14)
	Pay	JETCO 1Q24	23.700	Maturity	03/31/2024	30,000	0	(212)	0	(212)
	Pay	JETCO 4Q23	34.650	Maturity	12/31/2023	33,000	72	(114)	0	(42)
	Receive	JETCO V23	38.500	Maturity	10/31/2023	24,000	0	(1)	0	(1)
CBK	Receive	GASOILCO 4Q23	31.150	Maturity	12/31/2023	21,000	0	84	84	0
	Pay	JETCO 4Q23	33.500	Maturity	12/31/2023	21,000	0	(51)	0	(51)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	12,600	0	109	109	0
	Receive	EWFUEL 1Q24	5.850	Maturity	03/31/2024	15,000	0	(1)	0	(1)
	Receive	EWFUEL 4Q23	6.600	Maturity	12/31/2023	12,000	0	(6)	0	(6)
	Receive	EWFUEL 4Q23	6.200	Maturity	12/31/2023	15,000	0	(13)	0	(13)
	Receive	GASOILCO 4Q23	31.470	Maturity	12/31/2023	18,000	0	67	67	0
	Pay	JETCO 4Q23	32.120	Maturity	12/31/2023	18,000	0	(68)	0	(68)
JPM	Receive	EURMARG3 4Q23	8.480	Maturity	12/31/2023	39,108	0	274	274	0
	Pay	EURMARG3 4Q23	9.783	Maturity	12/31/2023	89,700	0	(514)	0	(514)
	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	16,800	4	140	144	0
MYC	Receive	EURMARG3 2H23	11.620	Maturity	12/31/2023	13,194	0	66	66	0
	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	11,700	0	100	100	0
	Receive	EWFUEL 4Q23	6.300	Maturity	12/31/2023	15,000	0	(11)	0	(11)
	Receive	EWFUEL 4Q23	6.100	Maturity	12/31/2023	15,000	0	(14)	0	(14)

							$(13)	$552	$1,587	$(1,048)

38	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$17	$(1)	$1	$0	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	136	0	(3)
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	14	0	0	0	0

						$(140)	$137	$0	$(3)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive(5)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	EUR	42,857	$0	$1,148	$1,148	$0
	Receive(5)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023		21,428	0	588	588	0
	Receive(5)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023		21,429	0	667	667	0
	Receive(5)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023		21,429	0	660	660	0
	Receive(5)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023		21,429	0	680	680	0
	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2024	$	34,829	0	(80)	0	(80)
	Receive	CSIXTR Index	63,911	5.535% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		444,240	0	(8,800)	0	(8,800)
CIB	Receive	CSIXTR Index	43,742	5.535% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		304,048	0	(6,023)	0	(6,023)
	Receive	PIMCODB Index(8)	404,359	0.000%	Monthly	02/15/2024		84,252	0	(2,169)	0	(2,169)
FBF	Receive	CSIXTR Index	75,986	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		528,174	0	(10,450)	0	(10,450)
GST	Receive	BCOMF1NTC Index(9)	198,480	5.545% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		67,102	0	(774)	0	(774)
	Receive	BCOMF1TC Index	44,060	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		17,224	0	(467)	0	(467)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2024		39,066	0	748	748	0
	Receive	CSIXTR Index	70,995	5.515% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		493,486	0	(9,771)	0	(9,771)
JPM	Receive(5)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023		105,200	0	2,962	2,962	0
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	12/29/2023		9,740	0	0	0	0
	Pay	BCOMTR Index	2,100,289	5.265% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/16/2024		510,106	0	12,646	12,646	0
	Receive	BCOMF1TC Index(10)	2,442,024	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		499,295	0	(13,547)	0	(13,547)
	Receive	CSIXTR Index	71,777	5.525% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		498,920	0	(9,880)	0	(9,880)
	Receive	JMABNIC5 Index(11)	548,368	0.000%	Monthly	02/15/2024		105,104	0	(3,459)	0	(3,459)
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024		1,086	0	(36)	0	(36)
MAC	Receive	PIMCODB Index	4,500	0.180% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/15/2023		780	0	(20)	0	(20)
	Receive	CSIXTR Index	42,062	5.525% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		292,373	0	(5,790)	0	(5,790)
	Receive	PIMCODB Index(12)	1,238,131	0.000%	Monthly	02/15/2024		248,442	0	(6,511)	0	(6,511)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Receive	CSIXTR Index	42,981	5.535% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$	298,759	$0	$(5,918)	$0	$(5,918)
RBC	Receive	CSIXTR Index	58,058	5.535% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		403,561	0	(7,994)	0	(7,994)
SOG	Receive	CSIXTR Index	87,052	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		605,097	0	(11,975)	0	(11,975)

									$0	$(83,565)	$20,099	$(103,664)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	GOLDLNPM Index(6)	4.162%	Maturity	01/30/2024	$5,268	$0	$149	$149	$0
JPM	Pay	GOLDLNPM Index(6)	6.970	Maturity	08/02/2024	4,105	0	201	201	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	4,679	4,679	0

							$0	$5,029	$5,029	$0

Total Swap Agreements							$(153)	$(77,847)	$26,715	$(104,715)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2,608	$0	$0	$2,608	$(8)	$0	$0	$(8)	$2,600	$(2,600)	$0
BPS	656	0	4,486	5,142	(969)	0	(9,250)	(10,219)	(5,077)	139	(4,938)
BRC	2,811	0	0	2,811	0	0	0	0	2,811	(2,650)	161
CBK	2	0	84	86	(65)	0	(51)	(116)	(30)	0	(30)
CIB	0	0	0	0	0	0	(8,192)	(8,192)	(8,192)	4,217	(3,975)
DUB	558	0	0	558	0	0	(3)	(3)	555	(540)	15
FBF	0	0	0	0	0	0	(10,450)	(10,450)	(10,450)	4,955	(5,495)
GLM	0	0	0	0	0	(536)	0	(536)	(536)	0	(536)
GST	0	0	1,073	1,073	0	0	(11,100)	(11,100)	(10,027)	4,520	(5,507)
JPM	0	0	20,906	20,906	(21)	0	(27,436)	(27,457)	(6,551)	60	(6,491)
MAC	0	0	0	0	0	0	(12,321)	(12,321)	(12,321)	7,019	(5,302)
MBC	7,429	0	0	7,429	(439)	0	0	(439)	6,990	(7,920)	(930)
MEI	0	0	0	0	0	0	(5,918)	(5,918)	(5,918)	2,819	(3,099)
MYC	0	0	166	166	0	0	(25)	(25)	141	(380)	(239)
RBC	0	0	0	0	0	0	(7,994)	(7,994)	(7,994)	3,816	(4,178)
RYL	1	0	0	1	0	0	0	0	1	0	1
SCX	48	0	0	48	(24)	0	0	(24)	24	0	24
SOG	0	0	0	0	0	0	(11,975)	(11,975)	(11,975)	5,772	(6,203)
TOR	375	0	0	375	(376)	0	0	(376)	(1)	0	(1)
UAG	393	0	0	393	(105)	0	0	(105)	288	(270)	18

Total Over the Counter	$14,881	$0	$26,715	$41,596	$(2,007)	$(536)	$(104,715)	$(107,258)

40	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(k)

Securities with an aggregate market value of $37,847 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2024 Futures	13.9%	$11,753
Cocoa March 2024 Futures	2.9	2,460
Cotton No. 02 March 2024 Futures	4.0	3,404
Gas Oil January 2024 Futures	6.0	5,030
Lean Hogs February 2024 Futures	0.9	725
New York Harbor ULSD January 2024 Futures	7.0	5,881
RBOB Gasoline January 2024 Futures	8.7	7,288
Soybean Oil January 2024 Futures	0.5	463

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Soybeans January 2024 Futures	3.7%	$3,159
Sugar No. 11 March 2024 Futures	3.9	3,244
WTI Crude January 2024 Futures	14.3	12,031
Zinc November 2023 Futures	5.6	4,718

Total Long Futures Contracts		$60,156

Cash	28.6%	$24,096

Total Notional Amount		$84,252

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(9)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	0.0%	$20
Arabica Coffee December 2023 Futures	0.0	13
Brent Crude January 2024 Futures	39.9	26,758
Copper December 2023 Futures	0.1	27
Corn December 2023 Futures	0.0	20
Cotton No. 02 December 2023 Futures	0.0	7
Gas Oil November 2023 Futures	0.0	14
Gold 100 oz. December 2023 Futures	0.1	74
Hard Red Winter Wheat December 2023 Futures	0.0	7
Lead November 2023 Futures	0.0	7
Lean Hogs December 2023 Futures	8.2	5,480
Live Cattle December 2023 Futures	19.8	13,282
New York Harbor ULSD November 2023 Futures	0.0	13
Nickel November 2023 Futures	0.0	7
NYMEX - Natural Gas November 2023 Futures	0.1	34
RBOB Gasoline November 2023 Futures	0.0	13
Silver December 2023 Futures	0.0	20
Soybean Meal December 2023 Futures	0.0	13
Soybean Oil December 2023 Futures	0.0	13
Soybeans November 2023 Futures	0.1	27
Sugar No. 11 March 2024 Futures	17.4	11,645
Wheat December 2023 Futures	0.0	13
WTI Crude November 2023 Futures	0.1	40
Zinc November 2023 Futures	0.0	13

Total Long Futures Contracts		$57,560

Cash	0.1%	$40

U.S. Treasury Bill	100.0	67,102

		$124,702

Total Notional Amount

Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount*
Brent Crude November 2023 Futures	(40.4)%	$(27,086)
Lean Hogs October 2023 Futures	(9.1)	(6,077)
Live Cattle October 2023 Futures	(19.3)	(12,980)
Sugar No. 11 October 2023 Futures	(17.1)	(11,457)

Total Short Futures Contracts		$(57,600)

		$67,102

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

42	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(10)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$19,922
Arabica Coffee December 2023 Futures	2.8	14,128
Brent Crude January 2024 Futures	8.0	39,905
Copper December 2023 Futures	5.2	25,881
Corn December 2023 Futures	4.1	20,420
Cotton No. 02 December 2023 Futures	1.6	8,093
Gas Oil January 2024 Futures	2.7	13,407
Gold 100 oz. December 2023 Futures	15.8	79,100
Hard Red Winter Wheat December 2023 Futures	1.5	7,767
Lead November 2023 Futures	1.0	4,772
Lean Hogs December 2023 Futures	1.6	8,175
Live Cattle December 2023 Futures	4.0	19,813
New York Harbor ULSD November 2023 Futures	2.2	11,047
Nickel November 2023 Futures	2.0	10,177

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
NYMEX - Natural Gas November 2023 Futures	7.5%	$37,305
RBOB Gasoline November 2023 Futures	2.5	12,254
Silver December 2023 Futures	4.8	24,053
Soybean Meal December 2023 Futures	3.0	15,117
Soybean Oil December 2023 Futures	3.3	16,355
Soybeans November 2023 Futures	5.4	26,866
Sugar No. 11 March 2024 Futures	3.5	17,363
Wheat December 2023 Futures	2.3	11,458
WTI Crude November 2023 Futures	8.8	44,105
Zinc November 2023 Futures	2.4	11,812

Total Long Futures Contracts		$499,295

Total Notional Amount		$499,295

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude February 2024 Futures	20.5%	$21,566
Cotton No. 02 December 2023 Futures	1.8	1,911
Gas Oil January 2024 Futures	3.2	3,379
Gold 100 oz. December 2023 Futures	17.8	18,683
Live Cattle October 2023 Futures	6.4	6,697
LME - Copper October 2023 Futures	7.0	7,398
New York Harbor ULSD January 2024 Futures	4.2	4,356
Nickel October 2023 Futures	3.5	3,649
RBOB Gasoline January 2024 Futures	4.4	4,663

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Silver December 2023 Futures	5.4%	$5,681
Soybean Meal December 2023 Futures	9.6	10,127
Soybeans November 2023 Futures	12.3	12,963
Sugar No. 11 October 2023 Futures	3.9	4,041

Total Long Futures Contracts		$105,114

Cash	0.0%	$(10)

Total Notional Amount		$105,104

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Arabica Coffee September 2023 Futures	13.9%	$34,600
Brent Crude September 2023 Futures	3.0	7,418
Cocoa September 2023 Futures	4.0	9,960
Corn May 2023 Futures	5.9	14,567
Corn September 2023 Futures	0.8	2,104
Gas Oil September 2023 Futures	7.0	17,270
Gold 100 oz. August 2023 Futures	8.6	21,391
Hard Red Winter Wheat September 2023 Futures	0.5	1,364
New York Harbor ULSD September 2023 Futures	3.7	9,180

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline September 2023 Futures	3.8%	$9,464
Soybean Meal December 2023 Futures	14.3	35,478
Soybeans May 2023 Futures	5.7	14,114

Total Long Futures Contracts		$176,910

Cash	28.8%	$71,532

Total Notional Amount		$248,442

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1,122	$0	$0	$0	$0	$1,122
Futures	11,259	0	0	0	79	11,338
Swap Agreements	0	0	0	0	56	56

	$12,381	$0	$0	$0	$135	$12,516

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,881	$0	$14,881
Swap Agreements	26,715	0	0	0	0	26,715

	$26,715	$0	$0	$14,881	$0	$41,596

	$39,096	$0	$0	$14,881	$135	$54,112

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$7,650	$0	$0	$0	$0	$7,650
Futures	10,825	0	0	0	231	11,056
Swap Agreements	0	0	0	0	8	8

	$18,475	$0	$0	$0	$239	$18,714

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,007	$0	$2,007
Written Options	0	0	0	0	536	536
Swap Agreements	104,712	3	0	0	0	104,715

	$104,712	$3	$0	$2,007	$536	$107,258

	$123,187	$3	$0	$2,007	$775	$125,972

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$6,957	$0	$0	$0	$0	$6,957
Futures	(15,152)	0	0	0	16,712	1,560
Swap Agreements	0	0	0	0	(244)	(244)

	$(8,195)	$0	$0	$0	$16,468	$8,273

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,406	$0	$4,406
Written Options	821	0	0	0	0	821
Swap Agreements	504,070	13	0	0	0	504,083

	$504,891	$13	$0	$4,406	$0	$509,310

	$496,696	$13	$0	$4,406	$16,468	$517,583

44	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$82	$0	$0	$0	$0	$82
Written Options	3,400	0	0	0	0	3,400
Futures	73,797	0	0	0	5,933	79,730
Swap Agreements	0	0	0	0	869	869

	$77,279	$0	$0	$0	$6,802	$84,081

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,663	$0	$20,663
Written Options	399	0	0	0	74	473
Swap Agreements	(287,647)	(1)	0	0	(566)	(288,214)

	$(287,248)	$(1)	$0	$20,663	$(492)	$(267,078)

	$(209,969)	$(1)	$0	$20,663	$6,310	$(182,997)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$175,861	$0	$175,861
Industrials	0	10,776	0	10,776
Utilities	0	289	0	289
U.S. Government Agencies	0	231,067	0	231,067
U.S. Treasury Obligations	0	307,161	0	307,161
Non-Agency Mortgage-Backed Securities	0	187,879	541	188,420
Asset-Backed Securities	0	574,469	164	574,633
Sovereign Issues	0	1,566	0	1,566
Common Stocks
Financials	119	0	0	119
Commodities	0	388,845	0	388,845
Short-Term Instruments
Commercial Paper	0	127,580	0	127,580
Repurchase Agreements	0	3,275,206	0	3,275,206
Short-Term Notes	0	19,955	0	19,955
Japan Treasury Bills	0	160,323	0	160,323
U.S. Treasury Bills	0	54,524	0	54,524

	$119	$5,515,501	$705	$5,516,325

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$142,975	$0	$0	$142,975

Total Investments	$143,094	$5,515,501	$705	$5,659,300

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,482)	$0	$(12,482)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$12,201	$132	$0	$12,333
Over the counter	0	34,891	6,705	41,596

	$12,201	$35,023	$6,705	$53,929

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,225)	(237)	0	(18,462)
Over the counter	0	(107,258)	0	(107,258)
	$(18,225)	$(107,495)	$0	$(125,720)
Total Financial Derivative Instruments	$(6,024)	$(72,472)	$6,705	$(71,791)

Totals	$137,070	$5,430,547	$7,410	$5,575,027

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

46	PIMCO COMMODITIESPLUS® STRATEGY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO CommoditiesPLUS® Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14. Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods

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of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”).

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Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements (Cont.)

of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

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measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Notes to Financial Statements (Cont.)

Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposits) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established

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market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third party Pricing Sources as of the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$138,173	$3,625	$(1)	$0	$1,150	$142,947	$3,625	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$27	$1	$0	$0	$0	$28	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Notes to Financial Statements (Cont.)

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in

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connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty

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during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying

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Notes to Financial Statements (Cont.)

degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

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(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements (Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery

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value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the

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projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks.

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Notes to Financial Statements (Cont.)

High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

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Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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Notes to Financial Statements (Cont.)

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The Fund’s subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

Oil-Related Risk:  the risk that investments in or tied to the price of oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries.

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LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements (Cont.)

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

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and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

0.49%	0.25%	0.35%	0.45%(1)	0.45%	0.45%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the

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Notes to Financial Statements (Cont.)

Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $2,797.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund III, Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $3,504,924. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

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11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$2,178,085	$2,063,166	$171,568	$47,513

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	46,947	$316,276	238,884	$1,914,516

I-2	49,107	323,692	126,904	975,049

I-3	730	4,747	1,283	10,912

Class A	2,023	12,959	11,290	85,560

Class C	158	851	1,403	9,677

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Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions

Institutional Class	1,094	$7,812	66,208	$498,568

I-2	877	6,167	67,579	521,804

I-3	6	40	831	6,541

Class A	25	168	3,956	29,407

Class C	0	0	726	4,667

Cost of shares redeemed

Institutional Class	(56,024)	(374,066)	(183,134)	(1,465,949)

I-2	(39,512)	(261,118)	(170,891)	(1,273,292)

I-3	(910)	(5,945)	(3,997)	(31,442)

Class A	(6,071)	(38,717)	(10,425)	(79,744)

Class C	(598)	(3,179)	(1,444)	(9,134)

Net increase (decrease) resulting from Fund share transactions	(2,148)	$(10,313)	149,173	$1,197,140

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on April 14, 2010, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 26.3% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

78	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

September 30, 2023

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Funds or result in the inability of the Funds to operate as described in this Prospectus.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$45,683	$75,243

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$5,629,485	$218,103	$(233,819)	$(15,716)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

80	PIMCO COMMODITIESPLUS® STRATEGY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	PER	Pershing LLC
CIB	Canadian Imperial Bank of Commerce	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RCY	Royal Bank of Canada
FBF	Credit Suisse International	RYL	NatWest Markets Plc
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
MAC	Macquarie Bank Limited

Currency Abbreviations:
CAD	Canadian Dollar	MXN	Mexican Peso
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	USD (or $)	United States Dollar
JPY	Japanese Yen

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange
EUREX	Eurex Exchange	OTC	Over the Counter
LME	London Metal Exchange

Index/Spread Abbreviations:
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EURMARGIN	European Refined Margin
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EWFUEL	East-West Fuel Oil Spread (Platts)
BCOMTR	Bloomberg Commodity Index Total Return	GASOILCO	Gasoil vs Brent
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM
CMBX	Commercial Mortgage-Backed Index	JETCO	NWE CIF Jet vs Brent
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ2	J.P. Morgan Custom Commodity Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIU5	J.P. Morgan Custom Commodity Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUTKCALM	Tokyo Overnight Average Rate
EMSMF	Invesco MSCI Emerging Markets UCITS ETF	PIMCODB	PIMCO Custom Commodity Basket
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
EURMARG3	3 Month European Refined Margin	SOFRINDX	Secured Overnight Financing Rate Index

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	oz.	Ounce
CIF NWE	NWE CIF Jet Fuel	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	WTI	West Texas Intermediate
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

82	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

84	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not

86	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

88	PIMCO COMMODITIESPLUS® STRATEGY FUND

(Unaudited)

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

90	PIMCO COMMODITIESPLUS® STRATEGY FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0268	$0.0000	$0.0000	$0.0268

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0242	$0.0000	$0.0000	$0.0242

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0229	$0.0000	$0.0000	$0.0229

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0135	$0.0000	$0.0000	$0.0135

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	91

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4026SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO CommodityRealReturn Strategy Fund®

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives,

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	04/27/18	02/14/03	11/29/02	11/29/02	03/12/10	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	(0.22)%	(0.89)%	6.73%	(0.52)%	3.67%
PIMCO CommodityRealReturn Strategy Fund® I-2	(0.23)%	(1.14)%	6.61%	(0.61)%	3.58%
PIMCO CommodityRealReturn Strategy Fund® I-3	(0.30)%	(1.19)%	6.56%	(0.66)%	3.52%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	(0.31)%	(1.26)%	6.47%	(0.77)%	3.41%
PIMCO CommodityRealReturn Strategy Fund® Class A	(0.39)%	(1.48)%	6.24%	(0.97)%	3.19%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	(5.88)%	(6.96)%	5.06%	(1.53)%	2.92%
PIMCO CommodityRealReturn Strategy Fund® Class C	(0.80)%	(2.16)%	5.46%	(1.70)%	2.42%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	(1.79)%	(3.00)%	5.46%	(1.70)%	2.42%
PIMCO CommodityRealReturn Strategy Fund® Class R	(0.50)%	(1.61)%	5.96%	(1.21)%	2.80%
Bloomberg Commodity Index Total Return	2.03%	(1.30)%	6.13%	(0.75)%	1.64%
Lipper Commodities General Funds Average	1.82%	2.02%	6.13%	(0.09)%	3.68%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses), were 1.05% for Institutional Class shares, 1.15% for I-2 shares, 1.25% for I-3 shares, 1.30% for Administrative Class shares, 1.50% for Class A shares, 2.25% for Class C shares, and 1.75% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	I-2 - PCRPX	I-3 - PCRNX	Administrative Class - PCRRX
Class A - PCRAX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	62.7%
Short-Term Instruments‡	11.4%
Asset-Backed Securities	10.2%
Sovereign Issues	6.8%
U.S. Government Agencies	5.4%
Corporate Bonds & Notes	2.5%
Other	1.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to broad commodities contributed to absolute performance, as broad commodities, measured by the Bloomberg Commodity Index Total Return (the “benchmark”), posted gains.

»	Active commodity strategies, specifically exposure to California Carbon Allowances in the third quarter, contributed to relative performance, as the sector posted positive returns.

»	Structural allocation to short-term Treasury Inflation-Protected Securities (“TIPS”) as collateral backing the Fund’s commodity exposure detracted from relative performance against the benchmark, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS
Index, underperformed U.S. 3-Month Treasury Bills as collateral within the benchmark, as measured by ICE BofAML U.S. 3-Month Treasury Bill Index.

»	The Fund’s active management of collateral contributed to relative performance against the Bloomberg U.S. 1-5 Year TIPS Index. The main drivers of relative performance against this index were the following:

»	Exposure to U.S. breakeven inflation (“BEI”) rates contributed to relative performance, as BEI rates rose.

»	Exposure to Japanese BEI rates contributed to relative performance, as Japanese BEI rates rose.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

PIMCO CommodityRealReturn Strategy Fund® (Cont.)

»	Short exposure to eurozone interest rates contributed to relative performance, as eurozone rates moved higher.

»	Exposure to securitized credit, specifically non-agency mortgage-backed securities, contributed to relative performance, as these securities posted positive returns amid spread tightening.
»	Overweight exposure to U.S. duration detracted from relative performance, as U.S. rates moved higher.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Expense Example PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$997.80	$4.88	$1,000.00	$1,020.04	$4.94	0.98%
I-2	1,000.00	997.70	5.38	1,000.00	1,019.55	5.44	1.08
I-3	1,000.00	997.00	5.63	1,000.00	1,019.30	5.69	1.13
Administrative Class	1,000.00	996.90	6.12	1,000.00	1,018.80	6.19	1.23
Class A	1,000.00	996.10	7.12	1,000.00	1,017.80	7.19	1.43
Class C	1,000.00	992.00	10.83	1,000.00	1,014.06	10.95	2.18
Class R	1,000.00	995.00	8.36	1,000.00	1,016.55	8.45	1.68

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Benchmark Description

Index*	Benchmark Description

Bloomberg Commodity Index Total Return	Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills.

*	It is not possible to invest directly in an unmanaged index.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2023 - 09/30/2023+	$13.43	$0.23	$(0.26)	$(0.03)	$0.00	$0.00	$0.00

03/31/2023~	22.26	0.91	(3.79)	(2.88)	(5.95)	0.00	(5.95)

03/31/2022~	19.26	0.90	7.89	8.79	(5.79)	0.00	(5.79)

03/31/2021~	12.78	0.18	6.51	6.69	(0.21)	0.00	(0.21)

03/31/2020~	18.09	0.45	(5.07)	(4.62)	(0.69)	0.00	(0.69)

03/31/2019~	20.25	0.27	(1.35)	(1.08)	(1.08)	0.00	(1.08)

I-2

04/01/2023 - 09/30/2023+	13.32	0.22	(0.26)	(0.04)	0.00	0.00	0.00

03/31/2023~	22.14	0.93	(3.81)	(2.88)	(5.94)	0.00	(5.94)

03/31/2022~	19.17	0.87	7.86	8.73	(5.76)	0.00	(5.76)

03/31/2021~	12.75	0.18	6.45	6.63	(0.21)	0.00	(0.21)

03/31/2020~	18.03	0.42	(5.04)	(4.62)	(0.66)	0.00	(0.66)

03/31/2019~	20.19	0.33	(1.44)	(1.11)	(1.05)	0.00	(1.05)

I-3

04/01/2023 - 09/30/2023+	13.32	0.22	(0.26)	(0.04)	0.00	0.00	0.00

03/31/2023~	22.14	0.91	(3.80)	(2.89)	(5.93)	0.00	(5.93)

03/31/2022~	19.20	0.96	7.74	8.70	(5.76)	0.00	(5.76)

03/31/2021~	12.75	0.18	6.48	6.66	(0.21)	0.00	(0.21)

03/31/2020~	18.03	0.42	(5.04)	(4.62)	(0.66)	0.00	(0.66)

04/27/2018 - 03/31/2019~	20.64	0.12	(1.68)	(1.56)	(1.05)	0.00	(1.05)

Administrative Class

04/01/2023 - 09/30/2023+	12.84	0.20	(0.24)	(0.04)	0.00	0.00	0.00

03/31/2023~	21.57	0.77	(3.58)	(2.81)	(5.92)	0.00	(5.92)

03/31/2022~	18.81	0.90	7.59	8.49	(5.73)	0.00	(5.73)

03/31/2021~	12.51	0.15	6.36	6.51	(0.21)	0.00	(0.21)

03/31/2020~	17.70	0.39	(4.95)	(4.56)	(0.63)	0.00	(0.63)

03/31/2019~	19.86	0.27	(1.41)	(1.14)	(1.02)	0.00	(1.02)

Class A

04/01/2023 - 09/30/2023+	12.69	0.19	(0.24)	(0.05)	0.00	0.00	0.00

03/31/2023~	21.39	0.79	(3.61)	(2.82)	(5.88)	0.00	(5.88)

03/31/2022~	18.72	0.78	7.59	8.37	(5.70)	0.00	(5.70)

03/31/2021~	12.42	0.09	6.39	6.48	(0.18)	0.00	(0.18)

03/31/2020~	17.61	0.36	(4.95)	(4.59)	(0.60)	0.00	(0.60)

03/31/2019~	19.77	0.21	(1.38)	(1.17)	(0.99)	0.00	(0.99)

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$13.40	(0.22)%	$3,981,873	0.98	%*	1.05	%*	0.74	%*	0.81	%*	3.46	%*	85%

13.43	(16.05)	4,165,112	0.99		1.05		0.74		0.80		5.09		77

22.26	52.80	6,756,668	0.75		0.87		0.73		0.85		4.48		120

19.26	52.89	2,361,604	0.82		0.99		0.74		0.91		1.16		260

12.78	(26.47)	1,417,849	1.33		1.50		0.74		0.91		2.65		262

18.09	(5.41)	4,380,858	1.46		1.60		0.74		0.88		1.50		226

13.28	(0.30)	1,141,435	1.08	*	1.15	*	0.84	*	0.91	*	3.38	*	85

13.32	(16.17)	1,285,827	1.09		1.15		0.84		0.90		5.20		77

22.14	52.78	2,363,782	0.85		0.97		0.83		0.95		4.47		120

19.17	52.47	1,526,009	0.92		1.09		0.84		1.01		1.03		260

12.75	(26.45)	249,166	1.43		1.60		0.84		1.01		2.41		262

18.03	(5.52)	371,461	1.56		1.70		0.84		0.98		1.67		226

13.28	(0.30)	48,999	1.13	*	1.25	*	0.89	*	1.01	*	3.32	*	85

13.32	(16.24)	53,447	1.14		1.25		0.89		1.00		5.09		77

22.14	52.53	90,359	0.90		1.07		0.88		1.05		4.77		120

19.20	52.67	21,505	0.97		1.19		0.89		1.11		1.08		260

12.75	(26.50)	1,250	1.48		1.70		0.89		1.11		2.52		262

18.03	(7.57)	3,555	1.61	*	1.80	*	0.89	*	1.08	*	0.70	*	226

12.80	(0.31)	106,616	1.23	*	1.30	*	0.99	*	1.06	*	3.21	*	85

12.84	(16.31)	108,233	1.24		1.30		0.99		1.05		4.56		77

21.57	52.42	119,491	1.00		1.12		0.98		1.10		4.67		120

18.81	52.42	143,402	1.07		1.24		0.99		1.16		0.82		260

12.51	(26.54)	29,949	1.58		1.75		0.99		1.16		2.33		262

17.70	(5.75)	51,561	1.71		1.85		0.99		1.13		1.39		226

12.64	(0.39)	286,898	1.43	*	1.50	*	1.19	*	1.26	*	3.03	*	85

12.69	(16.47)	326,255	1.44		1.50		1.19		1.25		4.63		77

21.39	51.98	500,794	1.20		1.32		1.18		1.30		4.10		120

18.72	52.49	263,343	1.27		1.44		1.19		1.36		0.64		260

12.42	(26.83)	198,722	1.78		1.95		1.19		1.36		2.07		262

17.61	(5.97)	346,932	1.91		2.05		1.19		1.33		1.16		226

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2023 - 09/30/2023+	$11.25	$0.13	$(0.22)	$(0.09)	$0.00	$0.00	$0.00

03/31/2023~	19.68	0.59	(3.24)	(2.65)	(5.78)	0.00	(5.78)

03/31/2022~	17.61	0.60	7.08	7.68	(5.61)	0.00	(5.61)

03/31/2021~	11.76	(0.03)	5.97	5.94	(0.09)	0.00	(0.09)

03/31/2020~	16.68	0.24	(4.68)	(4.44)	(0.48)	0.00	(0.48)

03/31/2019~	18.75	0.06	(1.26)	(1.20)	(0.87)	0.00	(0.87)

Class R

04/01/2023 - 09/30/2023+	12.05	0.17	(0.23)	(0.06)	0.00	0.00	0.00

03/31/2023~	20.64	0.67	(3.41)	(2.74)	(5.85)	0.00	(5.85)

03/31/2022~	18.24	0.72	7.35	8.07	(5.67)	0.00	(5.67)

03/31/2021~	12.12	0.06	6.21	6.27	(0.15)	0.00	(0.15)

03/31/2020~	17.19	0.30	(4.80)	(4.50)	(0.57)	0.00	(0.57)

03/31/2019~	19.32	0.15	(1.32)	(1.17)	(0.96)	0.00	(0.96)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.16	(0.80)%	$45,399	2.18	%*	2.25	%*	1.94	%*	2.01	%*	2.30	%*	85%

11.25	(17.10)	57,276	2.19		2.25		1.94		2.00		3.85		77

19.68	51.10	82,601	1.95		2.07		1.93		2.05		3.36		120

17.61	50.90	24,089	2.02		2.19		1.94		2.11		(0.13)		260

11.76	(27.27)	15,860	2.53		2.70		1.94		2.11		1.45		262

16.68	(6.50)	36,829	2.66		2.80		1.94		2.08		0.42		226

11.99	(0.50)	38,781	1.68	*	1.75	*	1.44	*	1.51	*	2.79	*	85

12.05	(16.70)	46,419	1.69		1.75		1.44		1.50		4.19		77

20.64	51.58	54,428	1.45		1.57		1.43		1.55		3.89		120

18.24	52.07	28,868	1.52		1.69		1.44		1.61		0.39		260

12.12	(26.96)	19,436	2.03		2.20		1.44		1.61		1.81		262

17.19	(6.17)	31,220	2.16		2.30		1.44		1.58		0.87		226

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$6,099,095
Investments in Affiliates	46,563

Financial Derivative Instruments
Exchange-traded or centrally cleared	18,799
Over the counter	83,796
Deposits with counterparty	11,544
Foreign currency, at value	12,044
Receivable for investments sold	2,467
Receivable for investments sold on a delayed-delivery basis	6,875
Receivable for TBA investments sold	193,472
Receivable for Fund shares sold	4,428
Interest and/or dividends receivable	14,579
Dividends receivable from Affiliates	176
Reimbursement receivable from PIMCO	302
Other assets	1

Total Assets	6,494,141

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,722

Financial Derivative Instruments
Exchange-traded or centrally cleared	23,551
Over the counter	238,196
Payable for investments purchased	19,031
Payable for investments in Affiliates purchased	176
Payable for investments purchased on a delayed-delivery basis	1,512
Payable for TBA investments purchased	525,312
Deposits from counterparty	18,793
Payable for Fund shares redeemed	11,580
Overdraft due to custodian	1
Accrued investment advisory fees	2,630
Accrued supervisory and administrative fees	1,494
Accrued distribution fees	61
Accrued servicing fees	81

Total Liabilities	844,140

Net Assets	$5,650,001

Net Assets Consist of:

Paid in capital	$6,998,827
Distributable earnings (accumulated loss)	(1,348,826)

Net Assets	$5,650,001

Cost of investments in securities	$6,550,822
Cost of investments in Affiliates	$46,571
Cost of foreign currency held	$12,348
Proceeds received on short sales	$1,765
Cost or premiums of financial derivative instruments, net	$(11,954)

* Includes repurchase agreements of:	$84,928

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$3,981,873
I-2	1,141,435
I-3	48,999
Administrative Class	106,616
Class A	286,898
Class C	45,399
Class R	38,781

Shares Issued and Outstanding:

Institutional Class	297,149
I-2	85,941
I-3	3,689
Administrative Class	8,330
Class A	22,699
Class C	4,068
Class R	3,235

Net Asset Value Per Share Outstanding(a):

Institutional Class	$13.40
I-2	13.28
I-3	13.28
Administrative Class	12.80
Class A	12.64
Class C	11.16
Class R	11.99

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$126,906
Dividends from Investments in Affiliates	1,035
Miscellaneous income	562
Total Income	128,503

Expenses:

Investment advisory fees	15,589
Supervisory and administrative fees	8,852
Distribution and/or servicing fees - Administrative Class	130
Distribution and/or servicing fees - Class A	375
Distribution and/or servicing fees - Class C	251
Distribution and/or servicing fees - Class R	104
Trustee fees	18
Interest expense	7,046
Miscellaneous expense	6
Total Expenses	32,371
Waiver and/or Reimbursement by PIMCO	(2,112)
Net Expenses	30,259

Net Investment Income (Loss)	98,244

Net Realized Gain (Loss):

Investments in securities	(173,146)

Investments in Affiliates	(14)

Exchange-traded or centrally cleared financial derivative instruments	23,934

Over the counter financial derivative instruments	288,404

Short sales	1,023

Foreign currency	(2,975)

Net Realized Gain (Loss)	137,226

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(12,498)
Investments in Affiliates	(10)
Exchange-traded or centrally cleared financial derivative instruments	105,619
Over the counter financial derivative instruments	(345,438)
Foreign currency assets and liabilities	(220)

Net Change in Unrealized Appreciation (Depreciation)	(252,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,077)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$98,244	$420,024
Net realized gain (loss)	137,226	(1,507,317)
Net change in unrealized appreciation (depreciation)	(252,547)	(397,386)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,077)	(1,484,679)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	0	(1,830,879)
I-2	0	(626,349)
I-3	0	(24,197)
Administrative Class	0	(41,988)
Class A	0	(146,738)
Class C	0	(28,926)
Class R	0	(20,947)

Total Distributions(a)	0	(2,720,024)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(375,491)	279,149

Total Increase (Decrease) in Net Assets	(392,568)	(3,925,554)

Net Assets:

Beginning of period	6,042,569	9,968,123
End of period	$5,650,001	$6,042,569

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0%

CORPORATE BONDS & NOTES 2.7%

BANKING & FINANCE 2.7%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$532	$449

Credit Suisse AG
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~		900	898

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	709	75
1.000% due 10/01/2050		122,097	12,190
1.000% due 10/01/2053		675	62
1.500% due 10/01/2053		9,844	1,000
2.000% due 10/01/2053		10,308	1,110
2.500% due 10/01/2047		10	1

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		262	28
1.000% due 10/01/2050		345,637	34,532
1.000% due 10/01/2053		83	8
1.500% due 10/01/2053		107,467	10,597
2.000% due 10/01/2053		5,097	549
2.500% due 10/01/2047		2	0

Nykredit Realkredit AS
0.500% due 10/01/2043		2,994	316
1.000% due 10/01/2050		97,731	9,740
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		339,843	34,131
2.000% due 10/01/2053		61,670	6,064
2.500% due 10/01/2047		9	1

Realkredit Danmark AS
1.000% due 10/01/2050		33,706	3,360
1.000% due 10/01/2053		19,113	1,881
1.500% due 10/01/2053		154,226	15,073
2.000% due 10/01/2053		19,862	1,940
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	400	369
4.663% (EUR003M + 1.000%) due 01/16/2026 ~		400	423
6.373% due 07/15/2026 •		$250	249
7.750% due 03/01/2029 •	EUR	400	468

UniCredit SpA
7.830% due 12/04/2023		$14,500	14,518

			150,035

INDUSTRIALS 0.0%

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,032	1,034

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware, Inc.
3.900% due 08/21/2027	$900	$839

		1,873

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024	200	194

Total Corporate Bonds & Notes (Cost $216,347)		152,102

U.S. GOVERNMENT AGENCIES 5.9%

Fannie Mae
5.532% due 03/25/2036 •	35	34
5.850% due 05/01/2035 •	3	3
5.874% due 02/25/2037 •	242	236

Freddie Mac
4.302% due 01/01/2034 •	37	37
5.021% due 06/01/2033 •	42	41

Ginnie Mae
6.246% due 08/20/2068 •	4,949	4,832

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052	1,001	920

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	1,000	828
4.000% due 10/01/2053 - 11/01/2053	245,489	218,705
4.500% due 10/01/2053 - 11/01/2053	50,500	46,385
5.500% due 11/01/2053	21,700	20,967
6.500% due 10/01/2053	38,300	38,477

Total U.S. Government Agencies (Cost $336,589)		331,465

U.S. TREASURY OBLIGATIONS 68.2%

U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,018

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	166,633	158,980
0.125% due 10/15/2025	509,781	483,134
0.125% due 04/15/2026	282,285	263,782
0.125% due 07/15/2026 (i)(k)	70,945	66,326
0.125% due 10/15/2026	867,595	807,003
0.125% due 04/15/2027 (i)(k)	5,846	5,368
0.125% due 07/15/2030 (k)	15,559	13,491
0.125% due 01/15/2031	92,418	79,080
0.125% due 07/15/2031 (k)	3,399	2,888
0.125% due 01/15/2032 (k)	11,579	9,708

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 01/15/2025 (i)(k)	$7,486	$7,201
0.250% due 07/15/2029 (k)	4,203	3,746
0.250% due 02/15/2050 (k)	595	351
0.375% due 07/15/2025	314,569	301,201
0.375% due 07/15/2025 (i)	42,925	41,101
0.375% due 01/15/2027	162,742	151,420
0.375% due 07/15/2027	62,483	57,959
0.500% due 01/15/2028	426,688	393,405
0.625% due 01/15/2026 (i)	35,096	33,371
0.625% due 02/15/2043 (k)	558	406
0.750% due 07/15/2028	162,798	151,548
0.750% due 02/15/2042 (k)	4,870	3,693
0.750% due 02/15/2045 (k)	1,298	945
0.875% due 01/15/2029	162,711	151,032
0.875% due 02/15/2047 (k)	633	462
1.000% due 02/15/2046 (k)	8,386	6,375
1.125% due 01/15/2033	19,191	17,344
1.250% due 04/15/2028	50,957	48,467
1.375% due 07/15/2033	47,609	44,057
1.375% due 02/15/2044 (k)	8,526	7,137
1.375% due 02/15/2044	2,859	2,394
1.625% due 10/15/2027	297,508	288,945
1.750% due 01/15/2028 (i)(k)	58,263	56,609
2.125% due 02/15/2040 (k)	3,819	3,705
2.125% due 02/15/2041(k)	3,245	3,143
2.375% due 01/15/2025	118,014	116,613
2.500% due 01/15/2029 (i)	52,695	53,071
3.875% due 04/15/2029	15,157	16,325

Total U.S. Treasury Obligations (Cost $4,110,665)		3,852,804

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Adjustable Rate Mortgage Trust
4.391% due 09/25/2035 ^~	235	202
4.599% due 10/25/2035 ^~	137	129

Alliance Bancorp Trust
5.914% due 07/25/2037 •	1,528	1,272

American Home Mortgage Assets Trust
5.546% due 11/25/2046 •	4,622	1,415
5.624% due 05/25/2046 ^•	85	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAMLL Commercial Mortgage Securities Trust
6.497% due 09/15/2038 •	$3,100	$2,940

Banc of America Funding Trust
3.839% due 01/20/2047 ~	3,207	2,713
4.085% due 05/20/2036 ^«~	107	91
4.436% due 01/20/2047 ^~	74	67
4.646% due 05/25/2035 ~	11	10
6.019% due 05/20/2035 ^•	61	53

Banc of America Mortgage Trust
3.896% due 11/25/2035 ^«~	133	116
5.235% due 07/25/2035 ^~	131	120

BCAP LLC Trust
3.929% due 04/26/2036 ~	568	480
5.774% due 01/25/2037 ^•	536	494

Bear Stearns Adjustable Rate Mortgage Trust
4.216% due 07/25/2036 ^~	297	260
4.640% due 02/25/2036 ^~	98	88
4.717% due 05/25/2033 «~	11	10
5.208% due 10/25/2035 ~	178	169
6.250% due 07/25/2034 «~	21	19

Bear Stearns ALT-A Trust
4.074% due 09/25/2047 ^~	2,665	1,312
4.598% due 09/25/2035 ^~	157	96
5.754% due 02/25/2034 •	285	255
5.766% due 09/25/2034 «~	66	60

BSST Mortgage Trust
6.633% due 02/15/2037 •	2,200	1,971

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~	107	98
4.099% due 03/25/2037 ^~	456	421
4.376% due 09/25/2036 ^~	346	290

CIM Trust
1.951% due 06/25/2057 ~	2,914	2,548
6.429% due 02/25/2049 •	105	101

Citigroup Mortgage Loan Trust
3.675% due 12/25/2035 ^~	196	124
6.285% due 09/25/2035 •	18	17
6.380% due 03/25/2036 ^•	22	20
6.980% due 05/25/2035 •	25	24

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	142	121

Countrywide Alternative Loan Trust
3.843% due 11/25/2035 ^~	152	133
5.000% due 07/25/2035	697	390
5.500% due 07/25/2035 «	100	71
5.619% due 02/20/2047 ^•	2,408	1,836
5.626% due 12/25/2035 •	185	153
5.634% due 12/20/2046 ^•	186	158
5.794% due 05/25/2047 •	784	661
5.854% due 07/25/2046 •	68	59
6.000% due 03/25/2037 ^	179	68
6.444% due 03/25/2037 ^•	185	99
6.500% due 08/25/2032 «	20	19

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.710% due 10/20/2035 «~		$6	$5
4.163% due 09/25/2047 ^~		221	193
5.500% due 11/25/2035 ^		54	30
5.500% due 04/25/2038 «		75	70
6.000% due 04/25/2036		275	140
6.074% due 03/25/2035 •		25	23

Credit Suisse Mortgage Capital Certificates
4.883% due 10/26/2036 ~		292	242
5.584% due 09/29/2036 •		1,017	979

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		1,327	779

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^		199	160

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.534% due 10/25/2036 ^«•		50	38

Eurosail PLC
5.163% due 10/17/2040 •	EUR	346	366

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$1,616	665

Great Hall Mortgages PLC
5.468% due 03/18/2039 •	GBP	53	64
5.488% due 06/18/2038 •		27	33

GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~		$88	87
4.501% due 11/25/2035 ^~		462	383
4.853% due 11/25/2035 ^~		155	88

HarborView Mortgage Loan Trust
4.685% due 08/19/2036 ^«~		42	38
5.632% due 09/19/2037 •		48	41
5.882% due 05/19/2035 •		283	259
5.942% due 01/19/2036 •		996	605

HomeBanc Mortgage Trust
5.794% due 12/25/2036 «•		5	5

IndyMac IMSC Mortgage Loan Trust
5.794% due 07/25/2047 •		1,151	781

IndyMac INDX Mortgage Loan Trust
3.755% due 09/25/2035 ^~		150	131
4.011% due 06/25/2035 ^«~		61	54
4.838% due 10/25/2034 ~		228	215
5.814% due 09/25/2046 •		2,210	1,870
5.834% due 11/25/2046 •		234	210
5.994% due 07/25/2035 •		169	121

JP Morgan Alternative Loan Trust
5.894% due 12/25/2036 •		2,426	2,151

JP Morgan Chase Commercial Mortgage Securities Trust
6.830% due 12/15/2031 •		317	271

JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~		161	145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.331% due 06/25/2036 ^~		$383	$280
4.336% due 11/25/2035 ^~		100	82
4.516% due 08/25/2036 ^~		71	57
4.524% due 07/25/2035 ~		42	39
4.556% due 06/25/2035 «~		17	16
4.909% due 07/25/2035 «~		4	4
5.365% due 07/25/2034 «~		9	8

Luminent Mortgage Trust
5.834% due 10/25/2046 •		355	309

MASTR Adjustable Rate Mortgages Trust
5.914% due 05/25/2037 •		250	108

Merrill Lynch Alternative Note Asset Trust
4.211% due 06/25/2037 ^~		232	129
6.034% due 03/25/2037 •		630	161

Merrill Lynch Mortgage Investors Trust
3.978% due 05/25/2034 «~		77	65
4.415% due 06/25/2035 ~		117	110
4.759% due 09/25/2035 ^~		65	52
4.807% due 05/25/2036 «~		46	41

Merrill Lynch Mortgage-Backed Securities Trust
3.725% due 04/25/2037 ^~		733	650

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		573	532
4.500% due 05/25/2058 ~		68	65

Residential Accredit Loans, Inc. Trust
4.256% due 08/25/2035 ^~		392	151
5.351% due 02/25/2036 ^~		253	212
5.734% due 08/25/2035 •		421	311
5.814% due 12/25/2036 •		740	634

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		753	504
6.500% due 09/25/2036 ^		640	217
6.500% due 06/25/2037		11,821	2,693

Residential Funding Mortgage Securities, Inc. Trust
5.092% due 09/25/2035 ^~		845	563
6.000% due 06/25/2037 ^		440	318
6.500% due 03/25/2032 «		181	169

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~		256	166
6.142% due 10/19/2026 «•		7	7

Structured Adjustable Rate Mortgage Loan Trust
5.099% due 02/25/2036 ^~		190	115
5.754% due 10/25/2035 •		402	364

Structured Asset Mortgage Investments Trust
5.814% due 06/25/2036 •		79	76
5.854% due 04/25/2036 •		7	6
5.874% due 05/25/2046 •		2,475	837
5.942% due 07/19/2035 •		436	392

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	6,839	8,352

Towd Point Mortgage Trust
2.750% due 10/25/2056 ~		$172	170
6.434% due 05/25/2058 •		4,102	4,139

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Mortgage Loan Trust LLC
3.904% due 08/20/2035 ^~		$76	$67

WaMu Mortgage Pass-Through Certificates Trust
3.705% due 02/25/2037 ^~		85	70
4.269% due 12/25/2046 •		448	387
4.339% due 08/25/2036 ^~		58	52
4.479% due 09/25/2036 ^~		607	501
5.366% due 01/25/2047 ^•		975	855
5.606% due 06/25/2046 •		73	65
5.626% due 08/25/2046 •		196	178
5.826% due 11/25/2042 •		48	44
5.913% due 09/25/2033 «~		24	21
6.126% due 11/25/2046 •		467	402

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035 «		110	85

Wells Fargo Mortgage-Backed Securities Trust
4.770% due 04/25/2036 ~		192	179
6.405% due 10/25/2036 ~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $70,671)			59,079

ASSET-BACKED SECURITIES 11.1%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		4,000	3,984

ABFC Trust
5.574% due 10/25/2036 •		3,521	3,188

ACAS CLO Ltd.
6.462% due 10/18/2028 •		2,745	2,737

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		19	7

Adagio CLO DAC
4.383% due 10/15/2031 •	EUR	2,500	2,598

Allegro CLO Ltd.
6.735% due 10/16/2031 •		$2,300	2,294

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		4,209	4,204
6.747% due 07/22/2032 •		1,600	1,590

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		593	595

Apidos CLO
6.472% due 07/18/2029 •		909	908
6.500% due 07/17/2030 •		420	419

Aqueduct European CLO DAC
4.345% due 07/20/2030 •	EUR	5,916	6,216

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		$20,250	20,028

Ares European CLO DAC
4.273% due 04/15/2030 •	EUR	2,112	2,202
4.443% due 10/15/2031 •		2,099	2,190
4.555% due 04/20/2032 •		5,200	5,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities Trust
5.734% due 07/25/2036 •		$4,378	$3,766
5.754% due 05/25/2036 •		2,410	589

Armada Euro CLO DAC
4.383% due 07/15/2031 •	EUR	6,494	6,774

Atlas Senior Loan Fund Ltd.
6.468% due 11/17/2027 •		$72	73
6.660% due 01/15/2031 •		423	422
6.687% due 04/22/2031 •		3,677	3,656

Avoca CLO DAC
4.471% due 01/12/2031 •	EUR	2,437	2,551

Bain Capital Euro CLO DAC
4.445% due 01/20/2032 •		6,661	6,906

Bear Stearns Asset-Backed Securities Trust
6.384% due 10/25/2037 •		$1,518	1,411

Benefit Street Partners CLO Ltd.
6.440% due 07/15/2029 •		593	594
6.650% due 07/15/2032 •		2,150	2,143

BlueMountain Fuji EUR CLO DAC
4.313% due 07/15/2030 •	EUR	361	380
4.383% due 01/15/2031 •		11,031	11,454

BPCRE Ltd.
7.731% due 01/16/2037 •		$5,600	5,562

Cairn CLO DAC
4.314% due 04/30/2031 •	EUR	4,037	4,216
4.443% due 10/15/2031 •		3,099	3,216

Carbone CLO Ltd.
6.728% due 01/20/2031 •		$2,580	2,580

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •	EUR	9,254	9,598
4.411% due 08/15/2030 •		643	671

Carlyle Global Market Strategies CLO Ltd.
6.687% due 04/22/2032 •		$1,500	1,495

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •	EUR	6,097	6,335

CBAM Ltd.
6.708% due 04/20/2032 •		$1,600	1,596
6.838% due 07/20/2030 •		3,048	3,051

Cedar Funding CLO Ltd.
6.670% due 07/17/2031 •		2,400	2,396

Cent CLO Ltd.
6.589% due 07/27/2030 •		2,186	2,182

CIFC Funding Ltd.
6.538% due 04/20/2030 •		291	290
6.605% due 04/23/2029 •		1,566	1,567
6.750% due 11/16/2030 •		559	559
6.770% due 10/17/2031 •		1,850	1,846

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		70	70
6.934% due 10/25/2037 •		4,400	4,274

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
5.514% due 01/25/2037 •		$40	$28
5.614% due 03/25/2037 •		9,369	7,670
5.784% due 03/25/2037 •		5,846	4,786
5.894% due 12/25/2036 •		943	605
5.929% due 10/25/2036 •		7,400	7,037
6.134% due 11/25/2046 •		11,000	9,073
6.139% due 03/25/2037 •		3,200	2,947

Countrywide Asset-Backed Certificates Trust
4.033% due 11/25/2034 •		7,502	6,324
5.574% due 07/25/2037 •		2,915	2,625
5.634% due 09/25/2037 •		1,509	1,302
5.934% due 03/25/2037 •		5,000	4,686

Crestline Denali CLO Ltd.
6.708% due 01/20/2030 •		204	204
6.747% due 10/23/2031 •		10,100	10,069

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	8,697	9,046
4.475% due 09/15/2031 •		3,091	3,211

Dryden CLO Ltd.
6.558% due 01/17/2033 •		$1,850	1,840
6.636% due 05/15/2031 •		1,581	1,579

Dryden Euro CLO DAC
4.531% due 05/15/2032 •	EUR	2,114	2,197

Dryden Senior Loan Fund
6.470% due 04/15/2029 •		$3,191	3,179
6.833% due 08/15/2030 •		3,080	3,076

Elevation CLO Ltd.
6.563% due 10/25/2030 •		1,069	1,066

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	5,948	6,161

Fremont Home Loan Trust
5.569% due 10/25/2036 •		$490	432

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		4,154	4,148

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		1,202	1,203

Greywolf CLO Ltd.
6.773% due 01/27/2031 •		1,497	1,495

GSAA Home Equity Trust
6.034% due 03/25/2037 •		521	204

GSAMP Trust
5.804% due 03/25/2047 •		2,500	1,837
5.954% due 02/25/2046 •		1,717	1,596
6.409% due 03/25/2035 ^•		1,117	1,008

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •		2,000	2,001

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	8,084	8,382
4.385% due 10/20/2031 •		4,795	4,977
4.608% due 06/26/2030 •		8,108	8,439
4.668% due 11/18/2030 •		4,000	4,176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
6.109% due 02/25/2036 •		$2,410	$2,304

Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •		1,642	1,238

HSI Asset Securitization Corp. Trust
5.734% due 07/25/2036 •		7,116	3,045
5.974% due 02/25/2036 •		1,251	1,218

ICG U.S. CLO Ltd.
6.687% due 07/22/2031 •		5,645	5,623

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		3,944	1,282

Invesco Euro CLO DAC
4.583% due 07/15/2032 •	EUR	1,200	1,245

JMP Credit Advisors CLO Ltd.
6.850% due 07/17/2029 •		$84	84

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		81	80
5.714% due 06/25/2037 •		4,500	3,758
5.734% due 07/25/2036 •		12,683	5,366

Jubilee CLO DAC
4.313% due 04/15/2031 •	EUR	800	830

KKR CLO Ltd.
6.512% due 07/18/2030 •		$2,920	2,919
6.520% due 07/15/2030 •		1,999	1,991

Laurelin DAC
4.425% due 10/20/2031 •	EUR	4,800	5,005

LCM LP
6.452% due 07/19/2027 •		$2,981	2,980
6.700% due 10/15/2031 •		3,500	3,496

LCM Ltd.
6.640% due 04/15/2031 •		1,900	1,886
6.658% due 01/20/2031 •		2,494	2,490

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		2,195	1,838

Lehman XS Trust
4.418% due 06/25/2036 þ		2,942	2,725
5.754% due 05/25/2036 •		1,108	944

LoanCore Issuer Ltd.
6.863% due 01/17/2037 •		7,500	7,378

Madison Park Euro Funding DAC
4.413% due 01/15/2032 •	EUR	4,500	4,686

Madison Park Funding Ltd.
6.437% due 04/22/2027 •		$433	432
6.507% due 07/23/2029 •		2,876	2,871
6.527% due 01/22/2028 •		3,192	3,180
6.578% due 04/20/2032 •		1,850	1,845
6.583% due 04/25/2029 •		1,067	1,064
6.589% due 07/27/2031 •		2,101	2,093

Magnetite Ltd.
6.506% due 11/15/2028 •		600	598
6.550% due 04/15/2031 •		1,548	1,547

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	870	$916
4.535% due 12/15/2031 •		5,167	5,343

Marathon CLO Ltd.
6.720% due 04/15/2029 •		$717	718

Marble Point CLO Ltd.
6.610% due 10/15/2030 •		5,523	5,514

MASTR Asset-Backed Securities Trust
5.584% due 10/25/2036 •		1,492	480

MASTR Specialized Loan Trust
5.804% due 01/25/2037 •		19,223	7,869

MF1 Ltd.
7.147% due 11/15/2035 •		2,025	2,020

MidOcean Credit CLO
6.661% due 01/29/2030 •		1,710	1,712

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •		366	306

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •		586	168
6.410% due 11/25/2036 þ		1,488	322

Mountain View CLO Ltd.
6.690% due 07/15/2031 •		3,883	3,864

Neuberger Berman CLO Ltd.
6.502% due 10/18/2029 •		1,073	1,072
6.628% due 04/20/2031 •		2,950	2,938

New Century Home Equity Loan Trust
6.199% due 02/25/2035 •		1,266	1,175

NovaStar Mortgage Funding Trust
5.774% due 11/25/2036 •		8,095	2,484
6.139% due 01/25/2036 •		1,163	1,144

OAK Hill European Credit Partners DAC
4.435% due 01/20/2032 •	EUR	3,150	3,291

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •		3,899	4,060

Oaktree CLO Ltd.
6.708% due 10/20/2032 •		$2,500	2,497
6.717% due 04/22/2030 •		2,200	2,183

OCP CLO Ltd.
6.708% due 07/20/2029 •		6,528	6,518

OCP Euro CLO DAC
4.483% due 01/15/2032 •	EUR	17,433	18,314
4.578% due 09/22/2034 •		9,700	10,121

OZLM Ltd.
6.688% due 10/20/2031 •		$400	399
6.748% due 07/20/2032 •		3,700	3,651
6.881% due 10/30/2030 •		1,251	1,252

Palmer Square CLO Ltd.
6.602% due 04/18/2031 •		709	708

Palmer Square European Loan Funding DAC
4.383% due 10/15/2031 •	EUR	8,693	9,053
4.443% due 04/15/2031 •		6,615	6,921

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$576	$573

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.459% due 12/25/2034 •		3,100	2,818

Popular ABS Mortgage Pass-Through Trust
5.744% due 06/25/2047 ^•		2,187	1,958
6.304% due 02/25/2036 •		4,300	3,843

Rad CLO Ltd.
6.727% due 07/24/2032 •		1,400	1,396

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •		13,550	5,706

Residential Asset Securities Corp. Trust
5.734% due 09/25/2036 •		8,703	7,748
5.914% due 08/25/2036 •		699	619

Rockford Tower Europe CLO DAC
4.933% due 12/20/2031 •	EUR	1,662	1,740

Saranac CLO Ltd.
6.807% due 08/13/2031 •		$2,800	2,792

Securitized Asset-Backed Receivables LLC Trust
5.694% due 12/25/2036 •		1,746	1,576
5.874% due 10/25/2036 •		18,753	6,380
5.934% due 05/25/2036 •		3,987	2,107

Sound Point CLO Ltd.
6.597% due 01/23/2029 •		9	9
6.668% due 01/20/2032 •		1,500	1,491
6.708% due 01/21/2031 •		2,924	2,912

Soundview Home Loan Trust
5.554% due 11/25/2036 •		432	120

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •		304	301

Stratus CLO Ltd.
6.488% due 12/28/2029 •		1,020	1,017

Structured Asset Investment Loan Trust
6.154% due 04/25/2033 •		1,106	1,086

Symphony CLO Ltd.
6.450% due 04/15/2028 •		248	248

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		6,300	6,270

TCW CLO Ltd.
6.583% due 04/25/2031 •		6,627	6,612

TIAA CLO Ltd.
6.788% due 07/20/2031 •		2,200	2,193

Toro European CLO DAC
4.581% due 01/12/2032 •	EUR	4,900	5,099

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		$6,300	6,158

Venture CLO Ltd.
6.450% due 04/15/2027 •		2,466	2,466
6.616% due 09/07/2030 •		2,417	2,411
6.630% due 07/15/2031 •		3,694	3,690

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.638% due 07/20/2030 •		$2,990	$2,969
6.688% due 01/20/2029 •		1,131	1,131
6.718% due 04/20/2032 •		9,000	8,856
6.791% due 07/30/2032 •		14,700	14,555

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		3,007	3,004
6.708% due 07/20/2032 •		2,400	2,384

VMC Finance LLC
7.213% due 02/18/2039 •		16,275	15,950

Voya CLO Ltd.
6.520% due 04/17/2030 •		2,744	2,738
6.550% due 06/07/2030 •		1,228	1,227
6.570% due 10/15/2030 •		4,943	4,931
6.673% due 07/14/2031 •		2,477	2,474
6.780% due 10/15/2030 •		7,291	7,296

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		950	949
6.498% due 04/20/2028 •		227	227
6.758% due 07/20/2032 •		7,700	7,630

Wells Fargo Home Equity Asset-Backed Securities Trust
7.834% due 12/25/2034 •		1,460	1,426

Wind River CLO Ltd.
6.622% due 07/18/2031 •		1,942	1,930
6.650% due 07/15/2031 •		3,700	3,679

Total Asset-Backed Securities (Cost $671,192)			629,131

SOVEREIGN ISSUES 7.4%

Argentina Government International Bond
0.750% due 07/09/2030 þ		199	50
3.625% due 07/09/2035 þ		130	31
15.500% due 10/17/2026	ARS	21,780	5

Canada Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	20,162	15,699

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	25,267	26,306
0.100% due 07/25/2031 (d)		50,614	50,928
0.100% due 07/25/2038 (d)		33,590	30,844
0.250% due 07/25/2024 (d)		19,202	20,275

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		18,175	17,129
1.400% due 05/26/2025 (d)		98,501	102,595

Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	56,412	401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 03/10/2028 (d)	JPY	6,217,115	$43,870
0.100% due 03/10/2029 (d)		11,785,954	83,087

New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	47,799	28,098

Total Sovereign Issues (Cost $489,496)			419,318

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Banco Santander SA
8.374% due 12/29/2023 •(e)(f)		200,000	208

Bank of America Corp.
5.875% due 03/15/2028 •(e)		3,840,000	3,486

Total Preferred Securities (Cost $4,048)			3,694

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.5%

COMMERCIAL PAPER 3.2%

Amcor Flexibles North America, Inc.
5.550% due 10/06/2023		$2,200	2,198
5.550% due 10/17/2023		700	698
5.550% due 10/19/2023		500	498
5.550% due 10/30/2023 (a)		850	846

Ameren Corp.
5.550% due 10/10/2023		350	349

American Electric Power Co., Inc.
5.510% due 10/04/2023		1,200	1,199
5.520% due 10/18/2023		950	947
5.570% due 10/16/2023		1,800	1,795
5.580% due 10/23/2023		2,350	2,341

Arrow Electronics, Inc.
5.850% due 10/03/2023		1,650	1,649
5.900% due 10/25/2023 (a)		550	548
5.900% due 10/26/2023 (a)		750	747

AT&T, Inc.
5.700% due 03/19/2024		16,000	15,560

Bacardi Martini BV
6.000% due 10/11/2023		1,250	1,248

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conagra Brands, Inc.
5.800% due 10/19/2023	$1,950	$1,944

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	2,950	2,942
5.520% due 10/30/2023	1,200	1,194

Constellation Brands, Inc.
5.700% due 10/03/2023	300	300

Crown Castle, Inc.
6.000% due 10/31/2023	250	249
6.000% due 11/02/2023	2,250	2,238
6.020% due 10/17/2023	2,900	2,892
6.020% due 10/18/2023	300	299
6.050% due 10/03/2023	4,000	3,997
6.050% due 10/05/2023	450	450

Diageo Capital PLC
5.500% due 10/23/2023	1,300	1,295

Discovery Communications LLC
5.970% due 10/16/2023 (a)	5,400	5,387

Dominion Resources, Inc.
5.540% due 10/24/2023	450	448
5.540% due 10/31/2023	700	697
5.550% due 10/05/2023	250	250
5.550% due 10/17/2023	750	748
5.550% due 10/23/2023	250	249
5.550% due 10/26/2023	1,150	1,145
5.570% due 10/30/2023	950	945

Electricite de France SA
5.510% due 10/27/2023	2,500	2,489

Enbridge (U.S.) Inc.
5.550% due 10/02/2023	1,300	1,299
5.560% due 10/03/2023	1,200	1,199
5.560% due 10/20/2023	2,250	2,243

Enel Finance America LLC
5.550% due 10/27/2023	600	597
5.550% due 10/31/2023	600	597
5.560% due 10/13/2023	450	449

Energy Transfer LP
5.850% due 10/04/2023	1,250	1,249

Entergy Corp.
5.500% due 10/03/2023	400	400
5.500% due 10/04/2023	600	600
5.520% due 10/05/2023	450	450
5.520% due 10/06/2023	900	899
5.530% due 10/02/2023	650	650
5.530% due 10/27/2023	400	398
5.550% due 10/05/2023	900	899
5.550% due 10/12/2023	500	499

Equifax, Inc.
5.550% due 10/11/2023	250	250
5.550% due 10/12/2023	500	499
5.550% due 10/16/2023	500	499

Fidelity National Information services, Inc.
5.520% due 10/11/2023	1,650	1,647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.530% due 10/04/2023	$250	$250
5.530% due 10/12/2023	1,150	1,148
5.550% due 10/12/2023	600	599
5.550% due 10/16/2023	950	948
5.550% due 10/17/2023	2,000	1,994
5.550% due 10/19/2023	1,250	1,246

General Motors Financial Co., Inc.
5.630% due 10/13/2023	550	549

Global Payments, Inc.
6.030% due 10/10/2023	850	848
6.030% due 10/11/2023	1,800	1,796
6.030% due 10/16/2023	4,650	4,637
6.030% due 10/19/2023	5,200	5,182
6.030% due 10/25/2023	1,900	1,892
6.030% due 10/26/2023	1,050	1,045

Haleon UK Capital PLC
5.550% due 10/27/2023 (a)	2,200	2,190
5.550% due 11/02/2023 (a)	1,200	1,194
5.550% due 11/03/2023 (a)	1,500	1,492
5.560% due 10/02/2023	300	300
5.580% due 10/10/2023	250	250
5.600% due 10/11/2023	1,200	1,198

Humana, Inc.
5.530% due 10/02/2023	500	500
5.550% due 10/18/2023	900	897
5.550% due 10/23/2023	500	498
5.580% due 10/16/2023	550	549
5.580% due 10/17/2023	1,200	1,197
5.580% due 10/23/2023	400	398
5.580% due 10/25/2023	1,250	1,245
5.580% due 10/26/2023	650	647

Intercontinental Exchange, Inc.
5.560% due 10/16/2023	550	548
5.560% due 10/24/2023	250	249
5.560% due 10/25/2023	500	498
5.560% due 10/26/2023	700	697

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	2,450	2,448

L3Harris Technologies, Inc.
5.620% due 10/10/2023	1,450	1,448
5.630% due 10/10/2023	750	749
5.650% due 10/02/2023	1,850	1,849
5.650% due 10/03/2023	500	500

LSEGA Financing PLC
5.500% due 10/04/2023	2,500	2,498
5.500% due 10/05/2023	900	899
5.510% due 10/26/2023	1,200	1,195
5.520% due 10/16/2023	300	299
5.520% due 10/20/2023	1,100	1,096

Marathon Oil Corp.
6.000% due 10/06/2023	2,600	2,597
6.030% due 10/13/2023	1,400	1,397

Marriott International, Inc.
5.540% due 10/11/2023	500	499

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.540% due 10/13/2023	$1,350	$1,347
5.540% due 10/20/2023	1,500	1,495

Microchip Technology, Inc.
5.580% due 10/04/2023	300	300
5.600% due 10/11/2023	300	299
5.600% due 10/30/2023	1,450	1,443
5.600% due 11/07/2023	1,150	1,143

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	700	699
5.520% due 10/17/2023	1,150	1,147
5.520% due 10/18/2023	900	897
5.520% due 10/19/2023	450	449

Oracle Corp.
5.500% due 10/23/2023	1,500	1,495
5.510% due 10/23/2023	3,350	3,338
5.510% due 10/27/2023	2,050	2,041
5.520% due 10/26/2023	2,300	2,291
5.530% due 10/30/2023 (a)	1,100	1,095
5.530% due 11/08/2023	1,150	1,143

Penske Truck Leasing Co. LP
5.510% due 10/04/2023	400	400
5.520% due 10/17/2023	1,100	1,097

Quanta Services, Inc.
5.900% due 10/10/2023	1,050	1,048

RTX Corp.
5.480% due 10/04/2023	2,400	2,398
5.490% due 10/02/2023	950	950
5.500% due 10/02/2023	750	750
5.500% due 10/04/2023	850	849

Sempra Energy
5.530% due 10/17/2023	900	897
5.530% due 10/18/2023	400	399
5.530% due 10/19/2023	250	249
5.530% due 10/23/2023	750	747

Southern California Edison
5.500% due 10/05/2023	1,200	1,199
5.550% due 10/02/2023	550	550
5.550% due 10/04/2023	300	300
5.550% due 10/13/2023 (a)	2,150	2,145

Targa Resources Corp.
6.150% due 10/11/2023	250	250
6.150% due 10/16/2023	2,150	2,145
6.150% due 10/23/2023	1,450	1,445

Thomson Reuters Corp.
5.520% due 10/25/2023	700	697

VW Credit, Inc.
5.560% due 10/10/2023	400	399
5.570% due 10/17/2023	1,250	1,247

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	8,550	8,546

		179,588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 1.5%
			$84,928

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (b)(c)(d)	ARS	468,008	640

U.S. TREASURY BILLS 6.8%
5.430% due 10/19/2023 - 12/28/2023 (a)(b)(c)(k)		$389,231	386,346

Total Short-Term Instruments (Cost $651,814)			651,502

Total Investments in Securities (Cost $6,550,822)			6,099,095

		SHARES
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III		4,789,933	46,563

Total Short-Term Instruments (Cost $46,571)			46,563

Total Investments in Affiliates (Cost $46,571)			46,563

Total Investments 108.8% (Cost $6,597,393)			$6,145,658

Financial Derivative Instruments (h)(j) (2.8)% (Cost or Premiums, net $(11,954))			(159,152)

Other Assets and Liabilities, net (6.0)%			(336,505)

Net Assets 100.0%			$5,650,001

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.330%	09/29/2023	10/02/2023	$50,000	U.S. Treasury Bonds 3.250% due 05/15/2042	$(50,804)	$50,000	$50,022
FICC	2.600	09/29/2023	10/02/2023	1,128	U.S. Treasury Notes 5.000% due 08/31/2025	(1,151)	1,128	1,128
SAL	5.270	09/29/2023	10/02/2023	2,200	U.S. Treasury Notes 0.750% due 03/31/2026	(2,242)	2,200	2,201
	5.330	09/29/2023	10/02/2023	31,600	U.S. Treasury Notes 0.375% due 01/31/2026	(32,214)	31,600	31,614

Total Repurchase Agreements						$(86,411)	$84,928	$84,965

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2053	$2,000	$(1,765)	$(1,722)

Total Short Sales 0.0%				$(1,765)	$(1,722)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$50,022	$0	$0	$50,022	$(50,804)	$(782)
FICC	1,128	0	0	1,128	(1,151)	(23)
SAL	33,815	0	0	33,815	(34,456)	(641)

Total Borrowings and Other Financing Transactions	$84,965	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(189,607) at a weighted average interest rate of 5.110%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT Corn December 2023 Futures	$550.000	11/24/2023	56	$280	$6	$3
Call - CBOT Corn December 2023 Futures	600.000	11/24/2023	117	585	8	2

					$14	$5

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Brent Crude March 2024 Futures	$85.000	01/26/2024	363	$363	$1,511	$1,709

Total Purchased Options					$1,525	$1,714

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - LME Copper December 2023 Futures	$7,000.000	12/06/2023	5	$0	$(21)	$(2)
Put - LME Copper December 2023 Futures	7,500.000	12/06/2023	5	0	(34)	(6)

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - LME Copper December 2023 Futures	$10,500.000	12/06/2023	5	0	$(42)	$(1)
Call - LME Copper December 2023 Futures	11,000.000	12/06/2023	5	0	(30)	(1)
Call - NYMEX Crude December 2023 Futures	92.000	11/15/2023	14	14	(23)	(36)
Call - NYMEX Crude December 2023 Futures	93.000	11/15/2023	14	14	(20)	(31)
Call - NYMEX Crude December 2023 Futures	94.000	11/15/2023	25	25	(32)	(47)
Call - NYMEX Crude December 2023 Futures	95.000	11/15/2023	15	15	(18)	(25)
Call - NYMEX Crude December 2023 Futures	96.000	11/15/2023	14	14	(16)	(20)
Call - NYMEX Crude November 2023 Futures	86.000	10/17/2023	21	21	(29)	(118)
Call - NYMEX Crude November 2023 Futures	86.500	10/17/2023	13	13	(17)	(68)
Call - NYMEX Crude November 2023 Futures	87.000	10/17/2023	23	23	(29)	(111)
Call - NYMEX Crude November 2023 Futures	87.500	10/17/2023	8	8	(10)	(36)
Call - NYMEX Crude November 2023 Futures	88.000	10/17/2023	17	17	(23)	(70)
Put - NYMEX Natural Gas December 2023 Futures	2.750	11/27/2023	13	130	(19)	(11)
Put - NYMEX Natural Gas December 2023 Futures	2.900	11/27/2023	10	100	(14)	(13)
Put - NYMEX Natural Gas December 2023 Futures	3.000	11/27/2023	15	150	(36)	(25)
Put - NYMEX Natural Gas December 2023 Futures	3.100	11/27/2023	11	110	(25)	(23)
Put - NYMEX Natural Gas December 2023 Futures	3.200	11/27/2023	10	100	(29)	(26)
Put - NYMEX Natural Gas December 2023 Futures	3.500	11/27/2023	1	10	(4)	(4)
Call - NYMEX Natural Gas December 2023 Futures	4.000	11/27/2023	1	10	(3)	(1)
Call - NYMEX Natural Gas December 2023 Futures	4.250	11/27/2023	13	130	(31)	(12)
Call - NYMEX Natural Gas December 2023 Futures	4.400	11/27/2023	30	300	(40)	(24)
Call - NYMEX Natural Gas December 2023 Futures	4.500	11/27/2023	15	150	(30)	(11)
Call - NYMEX Natural Gas December 2023 Futures	4.700	11/27/2023	20	200	(30)	(11)
Call - NYMEX Natural Gas December 2023 Futures	4.800	11/27/2023	20	200	(16)	(10)
Call - NYMEX Natural Gas December 2023 Futures	4.900	11/27/2023	11	110	(18)	(5)
Call - NYMEX Natural Gas December 2023 Futures	5.000	11/27/2023	20	200	(28)	(8)

					$(667)	$(756)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Brent Crude January 2024 Futures	$	100.000	11/27/2023	28	$28	$(43)	$(32)
Call - ICE Brent Crude January 2024 Futures		101.000	11/27/2023	14	14	(22)	(14)
Call - ICE Brent Crude December 2023 Futures		40.000	12/15/2023	174	174	(252)	(121)
Call - ICE Brent Crude December 2023 Futures		88.000	10/26/2023	14	14	(18)	(78)
Call - ICE Brent Crude December 2023 Futures		89.000	10/26/2023	14	14	(17)	(67)
Call - ICE Brent Crude December 2023 Futures		89.500	10/26/2023	14	14	(17)	(62)
Call - ICE Brent Crude December 2023 Futures		90.000	10/26/2023	44	44	(56)	(181)
Call - ICE Brent Crude December 2023 Futures		91.000	10/26/2023	8	8	(8)	(28)
Call - ICE Brent Crude March 2024 Futures		95.000	01/26/2024	363	363	(1,284)	(1,064)
Call - ICE Brent Crude January 2024 Futures		98.000	11/27/2023	14	14	(22)	(21)
Call - ICE Brent Crude January 2024 Futures		99.000	11/27/2023	15	15	(25)	(20)
Put - Eurex Dutch TIF Natural Gas December 2023 Futures	EUR	25.000	11/24/2023	130	130	(311)	(15)
Call - Eurex Dutch TIF Natural Gas December 2023 Futures		38.000	11/24/2023	15	15	(112)	(113)
Put - Eurex Dutch TIF Natural Gas December 2023 Futures		38.000	11/24/2023	15	15	(106)	(24)
Call - Eurex Dutch TIF Natural Gas December 2023 Futures		52.000	11/24/2023	10	10	(102)	(29)
Put - Eurex Dutch TIF Natural Gas December 2023 Futures		52.000	11/24/2023	10	10	(104)	(80)
Call - Eurex Dutch TIF Natural Gas December 2023 Futures		70.000	11/24/2023	130	130	(301)	(165)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		25.000	10/27/2023	130	130	(301)	(7)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		38.000	10/27/2023	15	15	(109)	(66)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		38.000	10/27/2023	15	15	(103)	(22)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Dutch TIF Natural Gas November 2023 Futures	EUR	40.000	10/27/2023	6	$6	$(31)	$(13)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		52.000	10/27/2023	10	10	(98)	(11)
Put - Eurex Dutch TIF Natural Gas November 2023 Futures		52.000	10/27/2023	10	10	(100)	(88)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		70.00	10/27/2023	130	130	(292)	(43)
Call - Eurex Dutch TIF Natural Gas November 2023 Futures		80.00	10/27/2023	6	6	(33)	(1)

						$(3,867)	$(2,365)

Total Written Options						$(4,534)	$(3,121)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	12	$4	$(13)	$0	$0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	12	3	(13)	0	(1)
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	8	3	(9)	0	(3)
Brent Crude December Futures	10/2023	68	6,270	(77)	0	(61)
Brent Crude December Futures	10/2024	322	26,533	36	0	(149)
Brent Crude December Futures	10/2026	69	5,189	235	0	(19)
Brent Crude January Futures	11/2023	19	1,717	(23)	0	(16)
Brent Crude June Futures	04/2024	198	16,895	(272)	0	(127)
Brent Crude March Futures	01/2024	463	40,591	(369)	0	(371)
California Carbon Allowance December Futures	12/2023	1,205	44,236	9,011	169	0
California Carbon Allowance December Futures	12/2024	1,755	69,428	68	271	(1)
Cocoa December Futures	12/2023	105	3,589	418	0	(43)
Cocoa March Futures	03/2024	92	3,154	40	0	(33)
Copper December Futures	12/2023	4	374	(5)	3	0
Corn December Futures	12/2024	11	279	(1)	0	(4)
Cotton No. 2 March Futures	03/2024	145	6,374	104	0	(96)
Euro-BTP December Futures	12/2023	522	60,558	(1,963)	800	(773)
Euro-Mill Wheat December Futures	12/2023	89	1,108	(114)	0	(26)
European Climate Exchange December Futures	12/2023	106	9,153	(805)	47	(117)
Gas Oil December Futures	12/2023	729	67,560	1,791	55	0
Gas Oil December Futures	12/2024	57	4,581	31	9	0
Gas Oil June Futures	06/2024	38	3,158	(3)	0	(9)
Globex Natural Gas December Futures	11/2023	2	66	(4)	0	(1)
Hard Red Winter Wheat March Futures	03/2024	281	9,445	(1,633)	0	(291)
Henry Hub Natural Gas April Futures	03/2024	19	142	(77)	0	(1)
Henry Hub Natural Gas August Futures	07/2024	19	158	(62)	0	0
Henry Hub Natural Gas December Futures	11/2024	19	197	(22)	0	0
Henry Hub Natural Gas February Futures	01/2024	19	166	(54)	0	(1)
Henry Hub Natural Gas January Futures	12/2023	19	169	(50)	0	(1)
Henry Hub Natural Gas July Futures	06/2024	19	156	(64)	0	0
Henry Hub Natural Gas June Futures	05/2024	19	150	(70)	0	0
Henry Hub Natural Gas March Futures	02/2024	19	153	(67)	0	(1)
Henry Hub Natural Gas May Futures	04/2024	19	143	(76)	0	(1)
Henry Hub Natural Gas November Futures	10/2024	19	178	(42)	0	0
Henry Hub Natural Gas October Futures	09/2024	19	161	(59)	0	0
Henry Hub Natural Gas September Futures	08/2024	19	157	(63)	0	0
Iron Ore January Futures	01/2024	1,332	15,062	125	217	0
Lead January Futures	01/2024	89	4,837	(81)	0	(81)
Live Cattle December Futures	12/2023	156	11,727	195	0	(156)

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	9	$302	$27	$6	$0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	9	322	48	9	0
Natural Gas December Futures	11/2023	223	7,386	(1)	0	(62)
Natural Gas February Futures	01/2024	12	423	(26)	0	(13)
Natural Gas January Futures	12/2023	12	446	(34)	0	(14)
Natural Gas March Futures	02/2024	12	447	(32)	0	(12)
Natural Gas November Futures	10/2023	736	21,557	(607)	0	(118)
Natural Gas Novemer Futures	10/2023	32	1,020	(54)	0	(36)
Natural Gas October Futures	09/2024	144	4,866	(1,113)	1	0
New York Harbor January Futures	12/2023	24	3,090	(21)	0	(15)
RBOB Gasoline December Futures	11/2023	10	987	(70)	0	(25)
RBOB Gasoline February Futures	01/2024	15	1,461	(115)	0	(36)
RBOB Gasoline March Futures	02/2024	146	14,265	(869)	0	(345)
Soybean January Futures	01/2024	251	16,246	(728)	0	(311)
Soybean March Futures	03/2024	31	2,031	(66)	0	(33)
Soybean Meal January Futures	01/2024	783	29,707	(1,016)	0	(665)
Sugar No. 11 March Futures	02/2024	210	6,228	276	0	(113)
U.S. Treasury 5-Year Note December Futures	12/2023	5,560	585,798	(5,154)	869	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	3,118	347,852	(10,290)	731	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	898	106,581	(7,758)	337	0
Wheat July Futures	07/2024	32	980	(112)	0	(38)
Wheat March Futures	03/2024	922	26,438	(4,942)	0	(1,521)
WTI Crude December Futures	11/2024	6	467	41	0	(3)
WTI Crude December Futures	11/2025	102	7,482	823	0	(37)
WTI Crude December Futures	11/2026	111	7,777	644	0	(30)
WTI Crude July Futures	06/2024	88	7,079	202	0	(48)
WTI Crude June Futures	05/2024	154	12,492	(203)	0	(89)
WTI Crude June Futures	05/2025	197	14,850	1,907	0	(75)
WTI Crude June Futures	05/2026	1	72	7	0	0
WTI Crude March Futures	02/2024	148	12,414	568	0	(99)
WTI Crude May Futures	04/2024	164	13,428	1,339	0	(100)
WTI Crude November Futures	10/2023	16	1,453	(14)	0	(15)

				$(21,380)	$3,524	$(6,236)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum January Futures	01/2024	322	$(18,972)	$(1,060)	$0	$(1,060)
Arabica Coffee December Futures	12/2023	82	(4,494)	588	32	0
Arabica Coffee March Futures	03/2024	137	(7,562)	537	59	0
Australia Government 3-Year Bond December Futures	12/2023	284	(19,235)	144	37	(11)
Australia Government 10-Year Bond December Futures	12/2023	126	(9,071)	244	77	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	15	(6)	8	0	0
Brent Crude December Futures	10/2025	443	(34,678)	(2,304)	153	0
Brent Crude June Futures	04/2025	175	(14,025)	(1,633)	68	0
Brent Crude June Futures	04/2026	1	(77)	(7)	0	0
Brent Crude September Futures	07/2024	4	(335)	(15)	2	0
Coal February Futures	02/2024	5	(646)	(11)	4	0
Coal January Futures	01/2024	5	(642)	(7)	4	0
Coal March Futures	03/2024	5	(646)	(11)	2	0
Copper December Futures	12/2023	1	(207)	(3)	0	(3)
Corn December Futures	12/2023	1,333	(31,775)	1,785	783	0
Corn March Futures	03/2024	1,414	(34,767)	1,285	813	0
Euro-Bobl December Futures	12/2023	1,196	(146,363)	1,621	910	(1,075)
Euro-Bund December Futures	12/2023	605	(82,283)	1,159	991	(991)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Buxl 30-Year Bond December Futures	12/2023	590	$(76,325)	$5,562	$1,784	$(1,759)
Euro-Oat December Futures	12/2023	1,039	(135,333)	3,881	1,703	(1,747)
Euro-Schatz December Futures	12/2023	7,808	(866,693)	2,691	1,321	(1,692)
European Climate Exchange December Futures	12/2024	2	(181)	16	2	(1)
European Climate Exchange March Futures	03/2024	1	(87)	13	1	0
Gas Oil February Futures	02/2024	102	(9,027)	(24)	18	0
Gas Oil January Futures	01/2024	302	(27,233)	(1,876)	45	0
Gas Oil March Futures	03/2024	455	(39,517)	(483)	57	0
Gas Oil November Futures	11/2023	302	(29,181)	(1,051)	0	(91)
Gas Oil October Futures	10/2023	102	(10,215)	(747)	0	(59)
Gas Oil September Futures	09/2024	95	(7,776)	(19)	5	0
Gold 100 oz. December Futures	12/2023	198	(36,949)	1,787	247	0
Hard Red Winter Wheat December Futures	12/2023	63	(2,091)	419	67	0
Henry Hub Natural Gas April Futures	03/2025	19	(166)	40	0	0
Henry Hub Natural Gas August Futures	07/2025	19	(181)	25	1	0
Henry Hub Natural Gas December Futures	11/2025	19	(220)	(14)	1	0
Henry Hub Natural Gas February Futures	01/2025	19	(205)	1	1	0
Henry Hub Natural Gas January Futures	12/2024	19	(210)	(4)	0	0
Henry Hub Natural Gas July Futures	06/2025	19	(179)	27	1	0
Henry Hub Natural Gas June Futures	05/2025	19	(172)	34	1	0
Henry Hub Natural Gas March Futures	02/2025	19	(186)	19	0	0
Henry Hub Natural Gas May Futures	04/2025	19	(166)	40	1	0
Henry Hub Natural Gas November Futures	10/2025	19	(201)	5	1	0
Henry Hub Natural Gas October Futures	09/2025	19	(183)	22	1	0
Henry Hub Natural Gas September Futures	08/2025	19	(180)	26	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	9	(312)	(21)	0	(7)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	9	(329)	(38)	0	(9)
Lean Hogs December Futures	12/2023	335	(9,618)	259	502	0
Natural Gas April Futures	03/2024	11	(387)	25	9	0
Natural Gas August Futures	07/2024	1	(36)	2	1	0
Natural Gas December Futures	11/2023	64	(2,291)	55	36	(9)
Natural Gas December Futures	11/2023	35	(1,567)	98	53	0
Natural Gas December Futures	11/2024	51	(2,120)	3	3	0
Natural Gas January Futures	12/2023	312	(11,123)	305	87	0
Natural Gas January Futures	12/2024	93	(4,114)	477	2	0
Natural Gas July Futures	06/2024	1	(36)	2	1	0
Natural Gas June Futures	05/2024	11	(385)	27	8	0
Natural Gas March Futures	02/2024	81	(2,608)	139	23	0
Natural Gas May Futures	04/2024	11	(398)	28	9	0
Natural Gas September Futures	08/2024	1	(36)	1	1	0
New York Harbor December Futures	11/2023	5	(663)	4	0	(1)
New York Harbor March Futures	02/2024	119	(14,670)	263	102	0
New York Harbor November Futures	10/2023	44	(6,100)	119	16	(41)
Nickel January Futures	01/2024	52	(5,850)	363	363	0
Palladium December Futures	12/2023	4	(502)	(9)	9	0
Platinum January Futures	01/2024	161	(7,373)	32	0	(6)
RBOB Gasoline January Futures	12/2023	15	(1,464)	121	36	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	899	(98,991)	653	247	(323)
Silver December Futures	12/2023	59	(6,623)	693	86	0
Soybean Meal March Futures	03/2024	133	(4,988)	103	84	0
Soybean November Futures	11/2024	22	(1,386)	33	11	0
Soybean Oil January Futures	01/2024	80	(2,651)	211	57	0
Soybean Oil March Futures	03/2024	6	(197)	5	4	0
U.S. Treasury 2-Year Note December Futures	12/2023	5,626	(1,140,452)	3,914	0	(571)
U.S. Treasury 10-Year Note December Futures	12/2023	3,900	(421,444)	6,565	0	(792)
U.S. Treasury Long-Term Bond December Futures	12/2023	4,643	(528,286)	25,590	0	(1,306)

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Wheat December Futures	12/2023	202	$(5,469)	$1,080	$376	$0
WTI Crude December Futures	11/2023	130	(11,544)	(787)	103	0
WTI Crude December Futures	11/2024	78	(6,073)	108	35	0
WTI Crude December Futures	11/2025	160	(11,736)	(356)	58	0
WTI Crude February Futures	01/2024	55	(4,690)	(201)	39	0
WTI Crude January Futures	12/2023	93	(8,089)	(680)	72	0
WTI Crude November Futures	10/2024	66	(5,166)	(162)	32	0
WTI Crude October Futures	09/2024	66	(5,196)	(176)	32	0
WTI Crude September Futures	08/2024	58	(4,597)	(377)	28	0
Zinc January Futures	01/2024	62	(4,114)	(247)	0	(247)

				$50,934	$11,719	$(11,801)

Total Futures Contracts				$29,554	$15,243	$(18,037)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$2,400	$(133)	$138	$5	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	2,495,000	$(45)	$196	$151	$13	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	58	47	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		9,360,000	(108)	152	44	74	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		12,261,000	243	1,761	2,004	284	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		2,630,000	13	207	220	80	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$379,500	1,811	2,159	3,970	0	(185)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		12,400	499	628	1,127	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		900	48	50	98	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		50,400	(7)	6,173	6,166	0	(70)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		27,000	(6)	3,301	3,295	0	(37)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		198,900	(1,540)	(16,277)	(17,817)	300	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		10,400	3	(4,056)	(4,053)	38	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		5,500	2	(2,224)	(2,222)	20	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865%	Annual	02/13/2054		$88,500	$1,835	$14,588	$16,423	$0	$(390)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	97,200	0	(1,571)	(1,571)	0	(37)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		3,800	(13)	(126)	(139)	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		11,500	(56)	(1,215)	(1,271)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(2,321)	(2,439)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(1,554)	(1,666)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(2,394)	(2,486)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(1,064)	(1,106)	2	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		39,900	0	(1,581)	(1,581)	0	(6)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		29,400	0	(1,078)	(1,078)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		388,250	(4,541)	(6,864)	(11,405)	0	(185)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	4,526	5,058	0	(23)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	5,249	5,255	0	(24)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	9,175	10,265	0	(47)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		99,230	1,239	4,438	5,677	0	(314)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	517	524	0	(47)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	366	366	0	(40)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		12,400	137	492	629	0	(43)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(6,923)	(7,155)	137	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		19,100	98	904	1,002	0	(73)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	1,797	1,797	0	(197)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		12,300	(120)	419	299	0	(54)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		9,900	0	489	489	0	(39)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	949	942	0	(12)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		23,120	27	(1,665)	(1,638)	90	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(536)	(529)	9	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	(495)	(493)	8	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	(1,096)	(1,292)	22	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	(355)	(351)	4	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(491)	(491)	3	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	(522)	(522)	16	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	(259)	(250)	11	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	(119)	(85)	5	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		8,600	10	1	11	7	(6)
Pay	CPURNSA	2.510	Maturity	09/08/2024		$60,200	0	(52)	(52)	42	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	786	786	0	(15)
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,881	1,881	0	(32)
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	726	726	0	(13)
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	751	753	0	(12)
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	814	814	0	(15)
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	13,347	13,347	0	(160)
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,202	3,202	0	(39)
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	5,663	5,663	0	(72)
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(3,070)	(3,000)	81	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(929)	(929)	20	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,386)	(1,386)	31	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,408)	(1,408)	31	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,667)	(1,667)	34	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(4,365)	(4,365)	71	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(12,363)	(12,342)	245	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,757	3,757	0	(100)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	10,510	(2)	1,027	1,025	0	(10)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	(907)	(907)	52	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(912)	(896)	54	0

							$517	$8,704	$9,221	$1,797	$(2,311)

Total Swap Agreements							$384	$8,842	$9,226	$1,797	$(2,311)

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1,714	$15,288	$1,797	$18,799	$(3,121)	$(18,119)	$(2,311)	$(23,551)

(i)

Securities with an aggregate market value of $91,013 and cash of $11,544 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Future styled option variation margin asset of $279 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $45 and liability of $(82) for closed futures is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2023		AUD	2,490	$		1,613	$12	$0
	10/2023		CAD	22,099			16,236	0	(35)
	10/2023		DKK	460,575			67,404	2,115	0
	10/2023		EUR	1,651			1,743	0	(2)
	10/2023	$		66,264		DKK	467,955	71	0
	11/2023		DKK	467,226	$		66,264	0	(70)
	11/2023	$		1,746		EUR	1,651	2	0
	12/2023		ILS	185	$		49	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BPS	10/2023		DKK	501,740	$		73,339	$2,215	$0
	10/2023		GBP	119			149	4	0
	10/2023		JPY	4,139,300			28,588	889	0
	10/2023	$		463,233		EUR	437,134	5	(1,077)
	11/2023		EUR	433,996	$		460,469	1,061	0
	11/2023	$		2,271		EUR	2,140	0	(6)
	12/2023		KRW	26,141	$		20	0	0
CBK	10/2023		GBP	260			327	9	0
	11/2023	$		1,590		DKK	11,175	0	(4)
	12/2023		KRW	255,249	$		193	4	0
	12/2023		MXN	828			48	1	0
DUB	10/2023	$		23,799		JPY	3,538,408	0	(121)
	10/2023			3,754		NZD	6,378	68	0
	11/2023		JPY	3,521,627	$		23,799	120	0
GLM	10/2023	$		8,928		MXN	153,914	0	(98)
	12/2023		MXN	639,519	$		36,864	609	0
JPM	10/2023	$		69,874		DKK	494,211	183	0
	11/2023		DKK	493,444	$		69,874	0	(182)
	11/2023		MXN	194			11	0	0
	11/2023		NOK	1,617			159	8	0
	12/2023		SGD	143			106	0	0
	12/2023		TWD	2,039			65	1	0
MBC	10/2023		EUR	435,426			470,774	10,420	0
	10/2023		GBP	13,819			17,384	524	0
	10/2023		JPY	2,091,248			14,357	363	0
	10/2023	$		16,343		CAD	22,099	0	(73)
	10/2023			1,750		EUR	1,651	0	(5)
	10/2023			5,778		GBP	4,593	0	(174)
	10/2023			1,538		JPY	225,000	0	(32)
	11/2023		CAD	22,090	$		16,343	73	0
	03/2024		TWD	429			14	0	0
MYI	10/2023		JPY	275,100			1,849	8	0
	10/2023	$		168		AUD	260	0	(1)
	10/2023			320		EUR	301	0	(2)
	10/2023			518		GBP	415	0	(12)
	12/2023		TWD	1,036	$		33	1	0
NGF	10/2023	$		87,098		JPY	12,947,071	0	(460)
	11/2023		JPY	12,885,754	$		87,098	457	0
RBC	10/2023	$		27,463		MXN	481,937	132	0
SCX	10/2023			27,938		NZD	46,900	171	0
	11/2023		EUR	206	$		219	1	0
	11/2023		NZD	46,900			27,938	0	(171)
	11/2023	$		1,061		EUR	999	0	(3)
	12/2023		TWD	1,091	$		35	1	0
SOG	03/2024			4,575			145	1	0
TOR	10/2023		GBP	4,629			5,623	0	(24)
	10/2023		JPY	11,226,913			76,914	1,788	0
	10/2023	$		478		AUD	750	4	0
	10/2023			16,787		GBP	13,819	73	0
	10/2023			16,208		JPY	2,416,587	0	(37)
	11/2023		AUD	750	$		479	0	(4)
	11/2023		GBP	13,819			16,790	0	(73)
	11/2023		JPY	2,520,092			16,983	39	0
	11/2023	$		5,624		GBP	4,629	25	0
UAG	10/2023		EUR	1,216	$		1,279	0	(7)
	10/2023		JPY	1,509,819			10,397	293	0
	10/2023		NZD	53,278			31,687	0	(245)
	10/2023	$		833		AUD	1,296	1	(1)
	11/2023			1,281		EUR	1,216	7	0

Total Forward Foreign Currency Contracts								$21,759	$(2,919)

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	20,100	$1,247	$6,937
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	41,300	2,594	13,938

Total Purchased Options							$3,841	$20,875

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index -1) -3.000%] or 0	06/22/2035	31,400	$(1,429)	$(1,545)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index -1) -4.000%] or 0	05/16/2024	25,800	(179)	0

						$(1,608)	$(1,545)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	3,000	$(16)	$(19)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	63,900	(772)	(672)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	63,900	(772)	(850)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	98,800	(1,245)	(9,890)
FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	306,100	(1,638)	(1,987)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.645	10/27/2023	12,800	(68)	(75)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	40,200	(523)	(366)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	40,200	(522)	(519)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	09/01/2025	86,700	$(1,093)	$(720)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	86,700	(1,093)	(1,213)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	201,300	(2,657)	(20,561)

							$(10,399)	$(36,872)

Total Written Options							$(12,007)	$(38,417)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EURMARG3 2H23	$15.072	Maturity	12/31/2023	17,100	$0	$(27)	$0	$(27)
	Receive	EURMARG3 4Q23	8.600	Maturity	12/31/2023	14,100	(3)	100	97	0
	Pay	EURMARG3 Z23	15.950	Maturity	12/31/2023	2,970	(1)	7	6	0
	Receive	GASOILCO 1Q24	20.800	Maturity	03/31/2024	9,000	0	75	75	0
	Receive	GASOILCO 4Q23	32.350	Maturity	12/31/2023	9,000	(25)	51	26	0
	Pay	GASOILCO V23	37.750	Maturity	10/31/2023	7,000	0	(4)	0	(4)
	Pay	JETCO 1Q24	23.700	Maturity	03/31/2024	9,000	0	(64)	0	(64)
	Pay	JETCO 4Q23	34.650	Maturity	12/31/2023	9,000	24	(35)	0	(11)
	Receive	JETCO V23	38.500	Maturity	10/31/2023	7,000	0	0	0	0
CBK	Receive	GASOILCO 4Q23	31.150	Maturity	12/31/2023	6,000	0	24	24	0
	Pay	JETCO 4Q23	33.500	Maturity	12/31/2023	6,000	0	(14)	0	(14)
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	5,100	0	44	44	0
	Receive	EWFUEL 1Q24	5.850	Maturity	03/31/2024	3,000	0	0	0	0
	Receive	EWFUEL 4Q23	6.600	Maturity	12/31/2023	6,000	0	(3)	0	(3)
	Receive	EWFUEL 4Q23	6.200	Maturity	12/31/2023	3,000	0	(3)	0	(3)
	Receive	GASOILCO 4Q23	31.470	Maturity	12/31/2023	6,000	0	22	22	0
	Pay	JETCO 4Q23	32.120	Maturity	12/31/2023	6,000	0	(23)	0	(23)
JPM	Receive	EURMARG3 4Q23	8.480	Maturity	12/31/2023	4,491	0	32	32	0
	Pay	EURMARG3 4Q23	9.783	Maturity	12/31/2023	19,500	0	(112)	0	(112)
	Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	6,900	2	57	59	0
MYC	Receive	EURMARG3 2H23	11.620	Maturity	12/31/2023	3,408	0	17	17	0
	Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	4,500	0	39	39	0
	Receive	EWFUEL 4Q23	6.300	Maturity	12/31/2023	3,000	0	(2)	0	(2)
	Receive	EWFUEL 4Q23	6.100	Maturity	12/31/2023	3,000	0	(3)	0	(3)

							$(3)	$178	$441	$(266)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	EUR	42,857	$0	$1,148	$1,148	$0
	Receive	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023		21,428	0	588	588	0
	Receive	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023		21,429	0	667	667	0
	Receive	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023		21,429	0	660	660	0

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023	EUR	21,429	$0	$680	$680	$0
	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2024	$	20,395	0	(47)	0	(47)
	Receive	BCOMF1TC Index(5)	6,701,094	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		707,031	0	(19,180)	0	(19,180)
	Receive	BCOMTR Index	2,662,946	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		646,761	0	(16,092)	0	(16,092)
	Receive	BCOMTR1 Index	259,853	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		24,127	0	(600)	0	(600)
CBK	Receive	CIXBSTR3 Index	692,892	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		185,066	0	(4,556)	0	(4,556)
CIB	Receive	PIMCODB Index(6)	1,060,209	0.000%	Monthly	02/15/2024		220,904	0	(5,688)	0	(5,688)
GST	Receive	BCOMF1NTC Index	12,344	5.545% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		4,173	0	(48)	0	(48)
	Receive	BCOMF1TC Index(7)	705,857	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		275,937	0	(7,486)	0	(7,486)
	Pay	BCOMTR Index	363,235	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		88,220	0	2,195	2,195	0
	Receive	BCOMTR1 Index(8)	708,061	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		191,081	0	(4,756)	0	(4,756)
	Receive	BCOMTR2 Index(9)	572,917	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		141,406	0	(3,477)	0	(3,477)
	Receive	BCOMF1TC Index(10)	705,858	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		275,937	0	(7,486)	0	(7,486)
	Receive	BCOMTR Index	1,709,269	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		415,138	0	(10,331)	0	(10,331)
	Receive	BCOMTR1 Index(11)	708,060	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		191,081	0	(4,756)	0	(4,756)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	BCOMTR2 Index(12)	572,918	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	$	141,407	$0	$(3,477)	$0	$(3,477)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032		43,456	0	832	832	0
JPM	Receive	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023		171,459	0	4,904	4,904	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024		1,086	0	(36)	0	(36)
	Pay	BCOMTR Index	3,998,369	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024		971,101	314	23,873	24,187	0
	Pay	JMABNIC5 Index(13)	453,725	0.000%	Monthly	08/15/2024		86,964	0	2,862	2,862	0
	Receive	BCOMTR Index	4,818,745	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025		1,170,350	0	(29,125)	0	(29,125)
	Receive	JMABNIC5 Index(14)	1,251,970	0.000%	Monthly	08/15/2025		239,961	0	(7,897)	0	(7,897)
MAC	Receive	BCOMTR1 Index(15)	1,215,042	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024		146,381	0	(3,643)	0	(3,643)
	Receive	BCOMTR2 Index(16)	1,791,034	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024		233,774	0	(5,719)	0	(5,719)
	Receive	PIMCODB Index(17)	1,411,791	0.000%	Monthly	08/15/2024		283,288	0	(7,424)	0	(7,424)
MEI	Receive	BCOMTR Index	1,682,924	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		408,739	(1,474)	(8,764)	0	(10,238)
	Receive	BCOMTR1 Index(18)	1,283,780	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		257,502	0	(6,407)	0	(6,407)
	Receive	BCOMTR2 Index(19)	658,442	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		120,326	0	(2,922)	0	(2,922)
MYC	Receive	BCOMTR Index	202,438	5.455% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024		49,167	0	(1,223)	0	(1,223)
	Receive	BCOMTR1 Index(20)	193,730	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024		137,476	0	(3,423)	0	(3,423)
RBC	Receive	RBCAEC0T Index(21)	838,405	5.445% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023		69,011	0	(1,701)	0	(1,701)

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Pay/ Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	RBCAECR1 Index	303,641	5.45% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	$	35,131	$0	$(932)	$0	$(932)
	Receive	RBCAECT0 Index	4,309,621	5.445% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023		348,326	0	(8,584)	0	(8,584)
SOG	Receive	BCOMTR Index	2,525	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		613	0	(15)	0	(15)
UAG	Receive	BCOMTR Index	129,568	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		31,469	0	(783)	0	(783)

									$(1,160)	$(138,169)	$38,723	$(178,052)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.480% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/20/2023	$	150,000	$0	$(2,215)	$0	$(2,215)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/20/2023		625,000	0	(8,374)	0	(8,374)
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.440% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2023		48,100	0	(260)	0	(260)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.560% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/10/2023		100,000	0	(575)	0	(575)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2023		1,250,000	0	(5,758)	0	(5,758)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.480% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024		70,000	0	(1,360)	0	(1,360)

									$0	$(18,542)	$0	$(18,542)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	GOLDLNPM Index(3)	4.162%	Maturity	01/30/2024	$1,396	$0	$40	$40	$0
JPM	Pay	GOLDLNPM Index(3)	6.970	Maturity	08/02/2024	600	0	29	29	0
	Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	1,929	1,929	0

							$0	$1,998	$1,998	$0

Total Swap Agreements							$(1,163)	$(154,535)	$41,162	$(196,860)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$2,200	$0	$0	$2,200	$(107)	$0	$0	$(107)	$2,093	$(2,110)	$(17)
BPS	4,174	0	3,947	8,121	(1,083)	(19)	(46,614)	(47,716)	(39,595)	25,217	(14,378)
CBK	14	0	24	38	(4)	(1,522)	(4,570)	(6,096)	(6,058)	2,875	(3,183)
CIB	0	0	0	0	0	0	(5,688)	(5,688)	(5,688)	3,523	(2,165)
DUB	188	6,937	0	7,125	(121)	(9,890)	0	(10,011)	(2,886)	3,062	176
FAR	0	0	0	0	0	(1,987)	0	(1,987)	(1,987)	2,156	169
GLM	609	0	0	609	(98)	(2,505)	(260)	(2,863)	(2,254)	1,026	(1,228)
GST	0	0	3,133	3,133	0	(1,933)	(41,846)	(43,779)	(40,646)	25,060	(15,586)
JPM	192	0	34,002	34,194	(182)	0	(37,170)	(37,352)	(3,158)	160	(2,998)
MAC	0	0	0	0	0	0	(16,786)	(16,786)	(16,786)	10,389	(6,397)
MBC	11,380	0	0	11,380	(284)	0	0	(284)	11,096	(11,930)	(834)
MEI	0	0	0	0	0	0	(19,567)	(19,567)	(19,567)	11,605	(7,962)
MYC	0	0	56	56	0	0	(12,344)	(12,344)	(12,288)	10,276	(2,012)
MYI	9	0	0	9	(15)	0	0	(15)	(6)	0	(6)
NGF	457	13,938	0	14,395	(460)	(20,561)	0	(21,021)	(6,626)	6,959	333
RBC	132	0	0	132	0	0	(11,217)	(11,217)	(11,085)	6,902	(4,183)
SCX	173	0	0	173	(174)	0	0	(174)	(1)	0	(1)
SOG	1	0	0	1	0	0	(15)	(15)	(14)	0	(14)
TOR	1,929	0	0	1,929	(138)	0	0	(138)	1,791	(1,709)	82
UAG	301	0	0	301	(253)	0	(783)	(1,036)	(735)	679	(56)

Total Over the Counter	$21,759	$20,875	$41,162	$83,796	$(2,919)	$(38,417)	$(196,860)	$(238,196)

(k)

Securities with an aggregate market value of $112,897 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

(5)	The following table represents the individual positions within the total return swap as of September, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$28,211
Arabica Coffee December 2023 Futures	2.8	20,005
Brent Crude January 2024 Futures	8.0	56,508
Copper December 2023 Futures	5.2	36,649
Corn December 2023 Futures	4.1	28,916
Cotton No. 02 December 2023 Futures	1.6	11,460
Gas Oil January 2024 Futures	2.7	18,985
Gold 100 oz. December 2023 Futures	15.8	112,011
Hard Red Winter Wheat December 2023 Futures	1.5	10,998
Lead November 2023 Futures	1.0	6,758
Lean Hogs December 2023 Futures	1.6	11,576
Live Cattle December 2023 Futures	4.0	28,057
New York Harbor ULSD November 2023 Futures	2.2	15,643
Nickel November 2023 Futures	2.0	14,410
NYMEX - Natural Gas November 2023 Futures	7.5	52,826

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.5%	$17,352
Silver December 2023 Futures	4.8	34,061
Soybean Meal December 2023 Futures	3.0	21,407
Soybean Oil December 2023 Futures	3.3	23,160
Soybeans November 2023 Futures	5.4	38,044
Sugar No. 11 March 2024 Futures	3.5	24,587
Wheat December 2023 Futures	2.3	16,225
WTI Crude November 2023 Futures	8.8	62,455
Zinc November 2023 Futures	2.4	16,727

Total Long Futures Contracts		$707,031

Total Notional Amount		$707,031

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2024 Futures	13.9%	$30,816
Cocoa March 2024 Futures	2.9	6,450
Cotton No. 02 March 2024 Futures	4.0	8,924
Gas Oil January 2024 Futures	6.0	13,188
Lean Hogs February 2024 Futures	0.9	1,900
New York Harbor ULSD January 2024 Futures	7.0	15,419
RBOB Gasoline January 2024 Futures	8.6	19,108
Soybean Oil January 2024 Futures	0.6	1,215

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Soybeans January 2024 Futures	3.8%	$8,284
Sugar No. 11 March 2024 Futures	3.8	8,505
WTI Crude January 2024 Futures	14.3	31,545
Zinc November 2023 Futures	5.6	12,371

Total Long Futures Contracts		$157,725

Cash	28.6%	$63,179

Total Notional Amount		$220,904

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(7)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$11,010
Arabica Coffee December 2023 Futures	2.8	7,808
Brent Crude January 2024 Futures	8.0	22,054
Copper December 2023 Futures	5.2	14,303
Corn December 2023 Futures	4.1	11,285
Cotton No. 02 December 2023 Futures	1.6	4,473
Gas Oil January 2024 Futures	2.7	7,409
Gold 100 oz. December 2023 Futures	15.8	43,715
Hard Red Winter Wheat December 2023 Futures	1.5	4,292
Lead November 2023 Futures	1.0	2,637
Lean Hogs December 2023 Futures	1.6	4,518
Live Cattle December 2023 Futures	4.0	10,950
New York Harbor ULSD November 2023 Futures	2.2	6,105
Nickel November 2023 Futures	2.0	5,624
NYMEX - Natural Gas November 2023 Futures	7.5	20,617

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.5%	$6,772
Silver December 2023 Futures	4.8	13,293
Soybean Meal December 2023 Futures	3.0	8,355
Soybean Oil December 2023 Futures	3.3	9,039
Soybeans November 2023 Futures	5.4	14,848
Sugar No. 11 March 2024 Futures	3.5	9,596
Wheat December 2023 Futures	2.3	6,332
WTI Crude November 2023 Futures	8.8	24,374
Zinc November 2023 Futures	2.4	6,528

Total Long Futures Contracts		$275,937

Total Notional Amount		$275,937

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(8)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$7,602
Arabica Coffee December 2023 Futures	2.8	5,391
Brent Crude November 2023 Futures	8.1	15,439
Copper December 2023 Futures	5.2	9,876
Corn December 2023 Futures	4.1	7,792
Cotton No. 02 December 2023 Futures	1.6	3,088
Gas Oil November 2023 Futures	2.8	5,373
Gold 100 oz. December 2023 Futures	15.8	30,184
Hard Red Winter Wheat December 2023 Futures	1.5	2,964
Lead November 2023 Futures	1.0	1,821
Lean Hogs October 2023 Futures	1.8	3,465
Live Cattle October 2023 Futures	3.9	7,398
New York Harbor ULSD November 2023 Futures	2.2	4,215
Nickel November 2023 Futures	2.0	3,883
NYMEX - Natural Gas November 2023 Futures	7.4	14,235

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.4%	$4,676
Silver December 2023 Futures	4.8	9,179
Soybean Meal December 2023 Futures	3.0	5,769
Soybean Oil December 2023 Futures	3.3	6,241
Soybeans November 2023 Futures	5.4	10,252
Sugar No. 11 October 2023 Futures	3.4	6,529
Wheat December 2023 Futures	2.3	4,372
WTI Crude November 2023 Futures	8.8	16,830
Zinc November 2023 Futures	2.4	4,507

Total Long Futures Contracts		$191,081

Total Notional Amount		$191,081

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$5,626
Arabica Coffee December 2023 Futures	2.8	3,989
Brent Crude November 2023 Futures	8.1	11,425
Copper December 2023 Futures	5.2	7,309
Corn December 2023 Futures	4.1	5,766
Cotton No. 02 December 2023 Futures	1.6	2,285
Gas Oil November 2023 Futures	2.8	3,976
Gold 100 oz. December 2023 Futures	15.8	22,337
Hard Red Winter Wheat December 2023 Futures	1.5	2,193
Lead November 2023 Futures	1.0	1,348
Lean Hogs October 2023 Futures	1.8	2,564
Live Cattle October 2023 Futures	3.9	5,475
New York Harbor ULSD November 2023 Futures	2.2	3,119
Nickel November 2023 Futures	2.0	2,874
NYMEX - Natural Gas November 2023 Futures	7.4	10,534

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.4%	$3,460
Silver December 2023 Futures	4.8	6,792
Soybean Meal December 2023 Futures	3.0	4,269
Soybean Oil December 2023 Futures	3.3	4,619
Soybeans November 2023 Futures	5.4	7,587
Sugar No. 11 October 2023 Futures	3.4	4,832
Wheat December 2023 Futures	2.3	3,236
WTI Crude November 2023 Futures	8.8	12,455
Zinc November 2023 Futures	2.4	3,336

Total Long Futures Contracts		$141,406

Total Notional Amount		$141,406

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

(10)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$11,010
Arabica Coffee December 2023 Futures	2.8	7,808
Brent Crude January 2024 Futures	8.0	22,054
Copper December 2023 Futures	5.2	14,303
Corn December 2023 Futures	4.1	11,285
Cotton No. 02 December 2023 Futures	1.6	4,473
Gas Oil January 2024 Futures	2.7	7,409
Gold 100 oz. December 2023 Futures	15.8	43,715
Hard Red Winter Wheat December 2023 Futures	1.5	4,292
Lead November 2023 Futures	1.0	2,637
Lean Hogs December 2023 Futures	1.6	4,518
Live Cattle December 2023 Futures	4.0	10,950
New York Harbor ULSD November 2023 Futures	2.2	6,105
Nickel November 2023 Futures	2.0	5,624
NYMEX - Natural Gas November 2023 Futures	7.5	20,617

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.5%	$6,772
Silver December 2023 Futures	4.8	13,293
Soybean Meal December 2023 Futures	3.0	8,355
Soybean Oil December 2023 Futures	3.3	9,039
Soybeans November 2023 Futures	5.4	14,848
Sugar No. 11 March 2024 Futures	3.5	9,596
Wheat December 2023 Futures	2.3	6,332
WTI Crude November 2023 Futures	8.8	24,374
Zinc November 2023 Futures	2.4	6,528

Total Long Futures Contracts		$275,937

Total Notional Amount		$275,937

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$7,602
Arabica Coffee December 2023 Futures	2.8	5,391
Brent Crude November 2023 Futures	8.1	15,439
Copper December 2023 Futures	5.2	9,876
Corn December 2023 Futures	4.1	7,792
Cotton No. 02 December 2023 Futures	1.6	3,088
Gas Oil November 2023 Futures	2.8	5,373
Gold 100 oz. December 2023 Futures	15.8	30,184
Hard Red Winter Wheat December 2023 Futures	1.5	2,964
Lead November 2023 Futures	1.0	1,821
Lean Hogs October 2023 Futures	1.8	3,465
Live Cattle October 2023 Futures	3.9	7,398
New York Harbor ULSD November 2023 Futures	2.2	4,215
Nickel November 2023 Futures	2.0	3,883
NYMEX - Natural Gas November 2023 Futures	7.4	14,235

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.4%	$4,676
Silver December 2023 Futures	4.8	9,179
Soybean Meal December 2023 Futures	3.0	5,769
Soybean Oil December 2023 Futures	3.3	6,241
Soybeans November 2023 Futures	5.4	10,252
Sugar No. 11 October 2023 Futures	3.4	6,529
Wheat December 2023 Futures	2.3	4,372
WTI Crude November 2023 Futures	8.8	16,830
Zinc November 2023 Futures	2.4	4,507

Total Long Futures Contracts		$191,081

Total Notional Amount		$191,081

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(12)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$5,626
Arabica Coffee December 2023 Futures	2.8	3,989
Brent Crude November 2023 Futures	8.1	11,425
Copper December 2023 Futures	5.2	7,309
Corn December 2023 Futures	4.1	5,766
Cotton No. 02 December 2023 Futures	1.6	2,285
Gas Oil November 2023 Futures	2.8	3,976
Gold 100 oz. December 2023 Futures	15.8	22,337
Hard Red Winter Wheat December 2023 Futures	1.5	2,193
Lead November 2023 Futures	1.0	1,348
Lean Hogs October 2023 Futures	1.8	2,564
Live Cattle October 2023 Futures	3.9	5,475
New York Harbor ULSD November 2023 Futures	2.2	3,119
Nickel November 2023 Futures	2.0	2,874
NYMEX - Natural Gas November 2023 Futures	7.5	10,535

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
RBOB Gasoline November 2023 Futures	2.4%	$3,460
Silver December 2023 Futures	4.8	6,792
Soybean Meal December 2023 Futures	3.0	4,269
Soybean Oil December 2023 Futures	3.3	4,619
Soybeans November 2023 Futures	5.4	7,587
Sugar No. 11 October 2023 Futures	3.4	4,832
Wheat December 2023 Futures	2.3	3,236
WTI Crude November 2023 Futures	8.8	12,455
Zinc November 2023 Futures	2.3	3,336

Total Long Futures Contracts		$141,407

Total Notional Amount		$141,407

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude February 2024 Futures	20.5%	$17,844
Cotton No. 02 December 2023 Futures	1.8	1,582
Gas Oil January 2024 Futures	3.2	2,795
Gold 100 oz. December 2023 Futures	17.8	15,458
Live Cattle October 2023 Futures	6.4	5,541
LME - Copper October 2023 Futures	7.0	6,121
New York Harbor ULSD January 2024 Futures	4.2	3,604
Nickel October 2023 Futures	3.5	3,019
RBOB Gasoline January 2024 Futures	4.4	3,858

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Silver December 2023 Futures	5.4%	$4,701
Soybean Meal December 2023 Futures	9.6	8,379
Soybeans November 2023 Futures	12.3	10,726
Sugar No. 11 October 2023 Futures	3.9	3,344

Total Long Futures Contracts		86,972

Cash	0.0%	$(8)

Total Notional Amount		$86,964

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude February 2024 Futures	20.5%	$49,236
Cotton No. 02 December 2023 Futures	1.8	4,364
Gas Oil January 2024 Futures	3.2	7,714
Gold 100 oz. December 2023 Futures	17.8	42,655
Live Cattle October 2023 Futures	6.4	15,290
LME - Copper October 2023 Futures	7.0	16,890
New York Harbor ULSD January 2024 Futures	4.2	9,946
Nickel October 2023 Futures	3.5	8,330
RBOB Gasoline January 2024 Futures	4.4	10,646

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Silver December 2023 Futures	5.4%	$12,971
Soybean Meal December 2023 Futures	9.6	23,120
Soybeans November 2023 Futures	12.3	29,595
Sugar No. 11 October 2023 Futures	3.9	9,227

Total Long Futures Contracts		$239,984

Cash	0.0%	$(23)

Total Notional Amount		$239,961

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

50	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

(15)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$5,824
Arabica Coffee December 2023 Futures	2.8	4,130
Brent Crude November 2023 Futures	8.1	11,827
Copper December 2023 Futures	5.2	7,566
Corn December 2023 Futures	4.1	5,969
Cotton No. 02 December 2023 Futures	1.6	2,366
Gas Oil November 2023 Futures	2.8	4,116
Gold 100 oz. December 2023 Futures	15.8	23,123
Hard Red Winter Wheat December 2023 Futures	1.5	2,270
Lead November 2023 Futures	1.0	1,395
Lean Hogs October 2023 Futures	1.8	2,654
Live Cattle October 2023 Futures	3.9	5,667
New York Harbor ULSD November 2023 Futures	2.2	3,229

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel November 2023 Futures	2.0%	$2,975
NYMEX - Natural Gas November 2023 Futures	7.4	10,905
RBOB Gasoline November 2023 Futures	2.4	3,582
Silver December 2023 Futures	4.8	7,032
Soybean Meal December 2023 Futures	3.0	4,419
Soybean Oil December 2023 Futures	3.3	4,781
Soybeans November 2023 Futures	5.4	7,854
Sugar No. 11 October 2023 Futures	3.4	5,002
Wheat December 2023 Futures	2.3	3,349
WTI Crude November 2023 Futures	8.8	12,893
Zinc November 2023 Futures	2.4	3,453

Total Long Futures Contracts		$146,381

Total Notional Amount		$146,381

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(16)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$9,301
Arabica Coffee December 2023 Futures	2.8	6,595
Brent Crude November 2023 Futures	8.1	18,888
Copper December 2023 Futures	5.2	12,083
Corn December 2023 Futures	4.1	9,533
Cotton No. 02 December 2023 Futures	1.6	3,778
Gas Oil November 2023 Futures	2.8	6,574
Gold 100 oz. December 2023 Futures	15.8	36,928
Hard Red Winter Wheat December 2023 Futures	1.5	3,626
Lead November 2023 Futures	1.0	2,228
Lean Hogs October 2023 Futures	1.8	4,239
Live Cattle October 2023 Futures	3.9	9,051
New York Harbor ULSD November 2023 Futures	2.2	5,157

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel November 2023 Futures	2.0%	$4,751
NYMEX - Natural Gas November 2023 Futures	7.4	17,416
RBOB Gasoline November 2023 Futures	2.4	5,721
Silver December 2023 Futures	4.8	11,229
Soybean Meal December 2023 Futures	3.0	7,057
Soybean Oil December 2023 Futures	3.3	7,635
Soybeans November 2023 Futures	5.4	12,542
Sugar No. 11 October 2023 Futures	3.4	7,988
Wheat December 2023 Futures	2.3	5,349
WTI Crude November 2023 Futures	8.8	20,590
Zinc November 2023 Futures	2.4	5,515

Total Long Futures Contracts		$233,774

Total Notional Amount		$233,774

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(17)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Brent Crude May 2024 Futures	13.9%	$39,453
Cocoa March 2024 Futures	3.0	8,458
Cotton No. 02 March 2024 Futures	4.0	11,358
Gas Oil February 2024 Futures	5.9	16,610
Lean Hogs February 2024 Futures	0.8	2,399
New York Harbor ULSD February 2024 Futures	7.0	19,693
RBOB Gasoline February 2024 Futures	8.6	24,391
Soybean Oil March 2024 Futures	0.5	1,556

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Soybeans March 2024 Futures	3.7%	$10,467
Sugar No. 11 March 2024 Futures	3.8	10,791
WTI Crude February 2024 Futures	14.3	40,454
Zinc November 2023 Futures	5.7	16,093

Total Long Futures Contracts		$201,723

Cash	28.8%	$81,565

Total Notional Amount		$283,288

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(18)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$10,244
Arabica Coffee December 2023 Futures	2.8	7,265
Brent Crude November 2023 Futures	8.1	20,806
Copper December 2023 Futures	5.2	13,309
Corn December 2023 Futures	4.1	10,501
Cotton No. 02 December 2023 Futures	1.6	4,162
Gas Oil November 2023 Futures	2.8	7,241
Gold 100 oz. December 2023 Futures	15.8	40,676
Hard Red Winter Wheat December 2023 Futures	1.5	3,994
Lead November 2023 Futures	1.0	2,454
Lean Hogs October 2023 Futures	1.8	4,669
Live Cattle October 2023 Futures	3.9	9,970
New York Harbor ULSD November 2023 Futures	2.2	5,681

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel November 2023 Futures	2.0%	$5,233
NYMEX - Natural Gas November 2023 Futures	7.4	19,183
RBOB Gasoline November 2023 Futures	2.4	6,301
Silver December 2023 Futures	4.8	12,369
Soybean Meal December 2023 Futures	3.0	7,774
Soybean Oil December 2023 Futures	3.3	8,410
Soybeans November 2023 Futures	5.4	13,815
Sugar No. 11 October 2023 Futures	3.4	8,799
Wheat December 2023 Futures	2.3	5,892
WTI Crude November 2023 Futures	8.8	22,680
Zinc November 2023 Futures	2.4	6,074

Total Long Futures Contracts		$257,502

Total Notional Amount		$257,502

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

52	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

(19)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$4,787
Arabica Coffee December 2023 Futures	2.8	3,395
Brent Crude November 2023 Futures	8.1	9,722
Copper December 2023 Futures	5.2	6,219
Corn December 2023 Futures	4.1	4,907
Cotton No. 02 December 2023 Futures	1.6	1,945
Gas Oil November 2023 Futures	2.8	3,384
Gold 100 oz. December 2023 Futures	15.8	19,007
Hard Red Winter Wheat December 2023 Futures	1.5	1,866
Lead November 2023 Futures	1.0	1,147
Lean Hogs October 2023 Futures	1.8	2,182
Live Cattle October 2023 Futures	3.9	4,659
New York Harbor ULSD November 2023 Futures	2.2	2,654

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel November 2023 Futures	2.0%	$2,445
NYMEX - Natural Gas November 2023 Futures	7.4	8,964
RBOB Gasoline November 2023 Futures	2.4	2,944
Silver December 2023 Futures	4.8	5,780
Soybean Meal December 2023 Futures	3.0	3,633
Soybean Oil December 2023 Futures	3.3	3,930
Soybeans November 2023 Futures	5.4	6,456
Sugar No. 11 October 2023 Futures	3.4	4,111
Wheat December 2023 Futures	2.3	2,753
WTI Crude November 2023 Futures	8.8	10,598
Zinc November 2023 Futures	2.4	2,838

Total Long Futures Contracts		$120,326

Total Notional Amount		$120,326

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(20)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$5,469
Arabica Coffee December 2023 Futures	2.8	3,879
Brent Crude November 2023 Futures	8.1	11,108
Copper December 2023 Futures	5.2	7,105
Corn December 2023 Futures	4.1	5,606
Cotton No. 02 December 2023 Futures	1.6	2,222
Gas Oil November 2023 Futures	2.8	3,866
Gold 100 oz. December 2023 Futures	15.8	21,716
Hard Red Winter Wheat December 2023 Futures	1.5	2,132
Lead November 2023 Futures	1.0	1,310
Lean Hogs October 2023 Futures	1.8	2,493
Live Cattle October 2023 Futures	3.9	5,323
New York Harbor ULSD November 2023 Futures	2.2	3,033

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel November 2023 Futures	2.0%	$2,794
NYMEX - Natural Gas November 2023 Futures	7.5	10,242
RBOB Gasoline November 2023 Futures	2.4	3,364
Silver December 2023 Futures	4.8	6,604
Soybean Meal December 2023 Futures	3.0	4,150
Soybean Oil December 2023 Futures	3.3	4,490
Soybeans November 2023 Futures	5.4	7,376
Sugar No. 11 October 2023 Futures	3.4	4,697
Wheat December 2023 Futures	2.3	3,146
WTI Crude November 2023 Futures	8.8	12,108
Zinc November 2023 Futures	2.3	3,243

Total Long Futures Contracts		$137,476

Total Notional Amount		$137,476

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(21)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2023 Futures	4.0%	$2,746
Arabica Coffee December 2023 Futures	2.8	1,947
Brent Crude November 2023 Futures	8.1	5,576
Copper December 2023 Futures	5.2	3,567
Corn December 2023 Futures	4.1	2,814
Cotton No. 02 December 2023 Futures	1.6	1,115
Gas Oil November 2023 Futures	2.8	1,941
Gold 100 oz. December 2023 Futures	15.8	10,901
Hard Red Winter Wheat December 2023 Futures	1.5	1,070
Lead November 2023 Futures	1.0	658
Lean Hogs October 2023 Futures	1.8	1,251
Live Cattle October 2023 Futures	3.9	2,672
New York Harbor ULSD November 2023 Futures	2.2	1,523

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount*
Nickel November 2023 Futures	2.0%	$1,402
NYMEX - Natural Gas November 2023 Futures	7.4	5,141
RBOB Gasoline November 2023 Futures	2.4	1,689
Silver December 2023 Futures	4.8	3,315
Soybean Meal December 2023 Futures	3.0	2,083
Soybean Oil December 2023 Futures	3.3	2,254
Soybeans November 2023 Futures	5.4	3,703
Sugar No. 11 October 2023 Futures	3.4	2,358
Wheat December 2023 Futures	2.3	1,579
WTI Crude November 2023 Futures	8.8	6,078
Zinc November 2023 Futures	2.4	1,628

Total Long Futures Contracts		$69,011

Total Notional Amount		$69,011

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1,714	$0	$0	$0	$0	$1,714
Futures	5,481	0	0	0	9,807	15,288
Swap Agreements	0	0	0	0	1,797	1,797

	$7,195	$0	$0	$0	$11,604	$18,799

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,759	$0	$21,759
Purchased Options	0	0	0	0	20,875	20,875
Swap Agreements	41,162	0	0	0	0	41,162

	$41,162	$0	$0	$21,759	$20,875	$83,796

	$48,357	$0	$0	$21,759	$32,479	$102,595

54	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2023

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$3,121	$0	$0	$0	$0	$3,121
Futures	7,079	0	0	0	11,040	18,119
Swap Agreements	0	0	0	0	2,311	2,311

	$10,200	$0	$0	$0	$13,351	$23,551

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,919	$0	$2,919
Written Options	0	0	0	0	38,417	38,417
Swap Agreements	178,318	0	0	0	18,542	196,860

	$178,318	$0	$0	$2,919	$56,959	$238,196

	$188,518	$0	$0	$2,919	$70,310	$261,747

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$3,384	$0	$0	$0	$615	$3,999
Futures	25,368	0	0	0	19,264	44,632
Swap Agreements	0	12	0	0	(24,709)	(24,697)

	$28,752	$12	$0	$0	$(4,830)	$23,934

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,745	$0	$3,745
Purchased Options	0	0	0	0	(4,464)	(4,464)
Written Options	809	0	0	0	7,728	8,537
Swap Agreements	310,156	0	0	0	(29,570)	280,586

	$310,965	$0	$0	$3,745	$(26,306)	$288,404

	$339,717	$12	$0	$3,745	$(31,136)	$312,338

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$190	$0	$0	$0	$0	$190
Written Options	4,032	0	0	0	(242)	3,790
Futures	(1,711)	0	0	0	77,379	75,668
Swap Agreements	0	(9)	0	0	25,980	25,971

	$2,511	$(9)	$0	$0	$103,117	$105,619

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,002	$0	$36,002
Purchased Options	0	0	0	0	14,261	14,261
Written Options	1,886	0	0	0	(19,135)	(17,249)
Swap Agreements	(339,551)	0	0	0	(38,901)	(378,452)

	$(337,665)	$0	$0	$36,002	$(43,775)	$(345,438)

	$(335,154)	$(9)	$0	$36,002	$59,342	$(239,819)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$150,035	$0	$150,035
Industrials	0	1,873	0	1,873
Utilities	0	194	0	194
U.S. Government Agencies	0	331,465	0	331,465
U.S. Treasury Obligations	0	3,852,804	0	3,852,804
Non-Agency Mortgage-Backed Securities	0	58,067	1,012	59,079
Asset-Backed Securities	0	629,131	0	629,131
Sovereign Issues	0	419,318	0	419,318
Preferred Securities
Banking & Finance	0	3,694	0	3,694
Short-Term Instruments
Commercial Paper	0	179,588	0	179,588
Repurchase Agreements	0	84,928	0	84,928
Argentina Treasury Bills	0	640	0	640
U.S. Treasury Bills	0	386,346	0	386,346
	$0	$6,098,083	$1,012	$6,099,095

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,563	$0	$0	$46,563
Total Investments	$46,563	$6,098,083	$1,012	$6,145,658

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,722)	$0	$(1,722)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15,020	3,734	0	18,754
Over the counter	0	75,149	8,647	83,796
	$15,020	$78,883	$8,647	$102,550

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,489)	(4,980)	0	(23,469)
Over the counter	0	(238,196)	0	(238,196)
	$(18,489)	$(243,176)	$0	$(261,665)
Total Financial Derivative Instruments	$(3,469)	$(164,293)	$8,647	$(159,115)
Totals	$43,094	$5,932,068	$9,659	$5,984,821

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

56	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14. Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods

58	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Notes to Financial Statements (Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been

60	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Notes to Financial Statements (Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or

62	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, (such as commercial paper, time deposits and certificates of deposits) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$24,452	$1,569,935	$(1,547,800)	$(14)	$(10)	$46,563	$1,035	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

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Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to

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repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements (Cont.)

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each

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categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums

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Notes to Financial Statements (Cont.)

received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at

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specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets

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Notes to Financial Statements (Cont.)

and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular

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swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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Notes to Financial Statements (Cont.)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter

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into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Notes to Financial Statements (Cont.)

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking,

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economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements (Cont.)

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The Fund’s subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

Gold-Related Risk  is the risk that investments in or tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

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LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Notes to Financial Statements (Cont.)

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty

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and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.49%	0.25%	0.35%	0.45%(1)	0.25%	0.45%	0.45%	0.45%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses,

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Notes to Financial Statements (Cont.)

including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $12,580.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund I, Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a

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management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $2,099,846. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$4,820,052	$4,855,917	$8,674	$289,292

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023
	Shares	Amount	Shares~	Amount

Receipts for shares sold

Institutional Class	45,192	$597,695	166,580	$3,074,265

I-2	15,479	202,448	62,084	1,113,479

I-3	753	9,878	2,520	45,940

Administrative Class	2,182	27,673	5,508	100,044

Class A	2,159	26,990	10,564	193,319

Class C	167	1,854	1,867	32,973

Class R	202	2,397	1,878	34,864

Issued as reinvestment of distributions

Institutional Class	0	0	89,310	1,536,159

I-2	0	0	30,392	525,944

I-3	0	0	1,383	23,836

Administrative Class	0	0	2,547	41,709

Class A	0	0	8,017	131,557

Class C	0	0	1,655	24,403

Class R	0	0	1,346	20,940

Cost of shares redeemed

Institutional Class	(58,232)	(770,838)	(249,221)	(4,361,757)

I-2	(26,105)	(343,264)	(102,735)	(1,761,120)

I-3	(1,077)	(14,103)	(3,973)	(69,290)

Administrative Class	(2,280)	(28,819)	(5,168)	(86,974)

Class A	(5,163)	(64,499)	(16,292)	(272,495)

Class C	(1,190)	(13,160)	(2,629)	(38,052)

Class R	(818)	(9,743)	(2,010)	(30,595)

Net increase (decrease) resulting from Fund share transactions	(28,731)	$(375,491)	3,623	$279,149

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.

At a meeting held on January 13, 2023, the Board was notified of a reverse share split for each class of the Fund, pursuant to which shareholders received one share in exchange for every three shares of the Fund.

The reverse share splits were effective March 24, 2023. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits do not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

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The Shares of Beneficial Interest and Financial Highlights prior to March 24, 2023 for the Fund has been adjusted to reflect the reverse share split.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary, LLC as of period end represented 7.5% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

Notes to Financial Statements (Cont.)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could

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affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this Prospectus.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$312,021	$539,728

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$6,637,207	$258,356	$(868,654)	$(610,298)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	91

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BOS	BofA Securities, Inc.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
CIB	Canadian Imperial Bank of Commerce	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FAR	Wells Fargo Bank National Association	SAL	Citigroup Global Markets, Inc.
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
MAC	Macquarie Bank Limited

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
JPY	Japanese Yen

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange
EUREX	Eurex Exchange	OTC	Over the Counter
LME	London Metal Exchange

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Index/Spread Abbreviations:
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EURMARGIN	European Refined Margin
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EWFUEL	East-West Fuel Oil Spread (Platts)
BCOMTR	Bloomberg Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index
BCOMTR1	Bloomberg Custom Commodity Index	GASOILCO	Gasoil vs Brent
BCOMTR2	Bloomberg Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM
BRENT	Brent Crude	JETCO	NWE CIF Jet vs Brent
CIXBSTR3	Custom Commodity Index	JMABNIC5	J.P. Morgan Custom Commodity Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIU5	J.P. Morgan Custom Commodity Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	PIMCODB	PIMCO Custom Commodity Basket
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	RBCAEC0T	Custom Commodity Forward Index
EMSMF	Invesco MSCI Emerging Markets UCITS ETF	RBCAECR1	Custom Commodity Forward Index
EUR003M	3 Month EUR Swap Rate	RBCAECT0	Custom Commodity Forward Index
EURMARG3	3 Month European Refined Margin	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	oz.	Ounce
CIF NWE	NWE CIF Jet Fuel	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	93

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

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charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	95

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

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(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the

98	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

100	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

102	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO CommodityRealReturn Strategy Fund®

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	103

Distribution Information (Cont.)

(Unaudited)

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

104	PIMCO COMMODITYREALRETURN STRATEGY FUND®

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4012SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Emerging Markets Local Currency and Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Local Currency and Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund

4	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)

(including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status

PIMCO Emerging Markets Local Currency and Bond Fund	12/29/06	12/29/06	05/30/08	04/27/18	07/31/07	07/31/07	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Emerging Markets Local Currency and Bond Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/29/06)
PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class	(0.27)%	15.46%	2.03%	(0.11)%	2.63%
PIMCO Emerging Markets Local Currency and Bond Fund I-2	(0.32)%	15.34%	1.93%	(0.21)%	2.53%
PIMCO Emerging Markets Local Currency and Bond Fund I-3	(0.34)%	15.29%	1.88%	(0.26)%	2.48%
PIMCO Emerging Markets Local Currency and Bond Fund Class A	(0.47)%	15.00%	1.62%	(0.52)%	2.20%
PIMCO Emerging Markets Local Currency and Bond Fund Class A (adjusted)	(4.15)%	10.64%	0.84%	(0.91)%	1.97%
PIMCO Emerging Markets Local Currency and Bond Fund Class C	(0.84)%	14.15%	0.86%	(1.27)%	1.44%
PIMCO Emerging Markets Local Currency and Bond Fund Class C (adjusted)	(1.81)%	13.15%	0.86%	(1.27)%	1.44%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	(0.83)%	13.10%	(0.00)%	(0.84)%	2.61%
Lipper Emerging Markets Local Currency Debt Funds Average	(0.57)%	12.77%	0.45%	(0.67)%	2.64%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.47% for Institutional Class shares, 1.57% for I-2 shares, 1.67% for I-3 shares, 1.87% for Class A shares, and 2.62% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Institutional Class - PELBX	I-2 - PELPX	I-3 - PELNX
Class A - PELAX	Class C - PELCX

Geographic Breakdown as of September 30, 2023†§

United States	11.3%
South Africa	10.2%
Mexico	8.2%
Brazil	7.7%
Poland	6.4%
Thailand	6.0%
Indonesia	6.0%
Malaysia	5.5%
Short-Term Instruments‡	5.4%
China	5.1%
Czech Republic	3.9%
Dominican Republic	3.5%
Peru	2.9%
Romania	2.9%
Chile	2.6%
Supranational	2.5%
Colombia	2.5%
Hungary	1.1%
Other	6.3%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Local Currency and Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in Fixed Income Instruments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the Turkish lira contributed to relative performance, as the currency depreciated.

»	Underweight exposure to Dominican Republic local duration contributed to relative performance, as local rates rose.
»	Exposure to Mexican local duration detracted from relative performance, as Mexican local yields increased.

»	Overweight exposure to the Dominican Republic peso detracted from relative performance, as the currency depreciated.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Emerging Markets Local Currency and Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$997.30	$11.05	$1,000.00	$1,013.86	$11.15	2.22%
I-2	1,000.00	996.80	11.55	1,000.00	1,013.36	11.65	2.32
I-3	1,000.00	996.60	11.80	1,000.00	1,013.11	11.90	2.37
Class A	1,000.00	995.30	13.03	1,000.00	1,011.87	13.14	2.62
Class C	1,000.00	991.60	16.73	1,000.00	1,008.13	16.87	3.37

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Benchmark Description

Index*	Benchmark Description

J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Emerging Markets Local Currency and Bond Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$5.73	$0.16	$(0.17)	$(0.01)	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2023	5.77	0.27	(0.06)	0.21	(0.14)	0.00	(0.11)	(0.25)

03/31/2022	6.43	0.26	(0.62)	(0.36)	(0.30)	0.00	0.00	(0.30)

03/31/2021	5.69	0.32	0.75	1.07	(0.08)	0.00	(0.25)	(0.33)

03/31/2020	6.70	0.45	(1.02)	(0.57)	0.00	0.00	(0.44)	(0.44)

03/31/2019	7.83	0.41	(1.12)	(0.71)	0.00	0.00	(0.42)	(0.42)

I-2

04/01/2023 - 09/30/2023+	5.73	0.16	(0.17)	(0.01)	(0.16)	0.00	0.00	(0.16)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.76	1.07	(0.08)	0.00	(0.25)	(0.33)

03/31/2020	6.70	0.44	(1.02)	(0.58)	0.00	0.00	(0.43)	(0.43)

03/31/2019	7.83	0.41	(1.13)	(0.72)	0.00	0.00	(0.41)	(0.41)

I-3

04/01/2023 - 09/30/2023+	5.73	0.16	(0.18)	(0.02)	(0.15)	0.00	0.00	(0.15)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)

03/31/2021	5.69	0.31	0.75	1.06	(0.07)	0.00	(0.25)	(0.32)

03/31/2020	6.70	0.44	(1.02)	(0.58)	0.00	0.00	(0.43)	(0.43)

04/27/2018 -03/31/2019	7.59	0.38	(0.90)	(0.52)	0.00	0.00	(0.37)	(0.37)

Class A

04/01/2023 - 09/30/2023+	5.73	0.15	(0.17)	(0.02)	(0.15)	0.00	0.00	(0.15)

03/31/2023	5.77	0.25	(0.06)	0.19	(0.12)	0.00	(0.11)	(0.23)

03/31/2022	6.43	0.24	(0.63)	(0.39)	(0.27)	0.00	0.00	(0.27)

03/31/2021	5.69	0.29	0.76	1.05	(0.06)	0.00	(0.25)	(0.31)

03/31/2020	6.70	0.42	(1.02)	(0.60)	0.00	0.00	(0.41)	(0.41)

03/31/2019	7.83	0.38	(1.12)	(0.74)	0.00	0.00	(0.39)	(0.39)

12	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.56	(0.27)%	$1,336,240	2.22	%*	2.22	%*	0.90	%*	0.90	%*	5.67	%*	57%

5.73	3.98	1,520,545	1.46		1.46		0.90		0.90		4.89		135

5.77	(5.96)	2,312,938	1.22		1.22		0.90		0.90		4.12		108

6.43	18.93	1,217,887	1.25		1.25		0.90		0.90		4.90		123

5.69	(9.48)	1,270,257	1.70		1.70		0.90		0.90		6.50		197

6.70	(9.02)	3,071,046	0.94		0.94		0.90		0.90		6.06		107

5.56	(0.32)	100,087	2.32	*	2.32	*	1.00	*	1.00	*	5.59	*	57

5.73	3.88	99,934	1.62	(e)	1.62	(e)	1.00	(e)	1.00	(e)	4.91		135

5.77	(6.05)	96,034	1.32		1.32		1.00		1.00		4.14		108

6.43	18.81	97,406	1.35		1.35		1.00		1.00		4.82		123

5.69	(9.57)	68,884	1.80		1.80		1.00		1.00		6.40		197

6.70	(9.11)	79,666	1.04		1.04		1.00		1.00		5.97		107

5.56	(0.34)	8,242	2.37	*	2.42	*	1.05	*	1.10	*	5.56	*	57

5.73	3.83	6,377	1.69	(e)	1.74	(e)	1.05	(e)	1.10	(e)	4.88		135

5.77	(6.10)	6,714	1.37		1.42		1.05		1.10		4.13		108

6.43	18.75	11,906	1.40		1.45		1.05		1.10		4.77		123

5.69	(9.61)	10,336	1.85		1.90		1.05		1.10		6.32		197

6.70	(6.76)	6,688	1.09		1.14		1.05		1.10		6.08		107

5.56	(0.47)	33,203	2.62	*	2.62	*	1.30	*	1.30	*	5.30	*	57

5.73	3.57	33,073	1.91	(e)	1.91	(e)	1.30	(e)	1.30	(e)	4.58		135

5.77	(6.33)	36,384	1.62		1.62		1.30		1.30		3.85		108

6.43	18.46	35,483	1.65		1.65		1.30		1.30		4.51		123

5.69	(9.84)	29,812	2.10		2.10		1.30		1.30		6.10		197

6.70	(9.38)	66,424	1.34		1.34		1.30		1.30		5.66		107

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Emerging Markets Local Currency and Bond  Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$5.73	$0.13	$(0.17)	$(0.04)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	5.77	0.21	(0.06)	0.15	(0.08)	0.00	(0.11)	(0.19)

03/31/2022	6.43	0.20	(0.64)	(0.44)	(0.22)	0.00	0.00	(0.22)

03/31/2021	5.69	0.24	0.76	1.00	(0.01)	0.00	(0.25)	(0.26)

03/31/2020	6.70	0.37	(1.02)	(0.65)	0.00	0.00	(0.36)	(0.36)

03/31/2019	7.83	0.33	(1.12)	(0.79)	0.00	0.00	(0.34)	(0.34)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

14	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)		Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.56	(0.84	) %	$2,286	3.37	%*	3.37	%*	2.05	%*	2.05	%*	4.55	%*	57%

5.73	2.79		2,128	2.67	(e)	2.67	(e)	2.05	(e)	2.05	(e)	3.85		135

5.77	(7.04)		2,258	2.37		2.37		2.05		2.05		3.13		108

6.43	17.57		3,011	2.40		2.40		2.05		2.05		3.74		123

5.69	(10.52)		7,435	2.85		2.85		2.05		2.05		5.35		197

6.70	(10.06)		12,624	2.09		2.09		2.05		2.05		4.91		107

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,687,884
Investments in Affiliates	39,979

Financial Derivative Instruments
Exchange-traded or centrally cleared	2,158
Over the counter	39,178
Cash	184
Deposits with counterparty	35,400
Foreign currency, at value	16,297
Receivable for investments sold	146,055
Receivable for TBA investments sold	25,371
Receivable for Fund shares sold	944
Interest and/or dividends receivable	29,529
Dividends receivable from Affiliates	301
Other assets	4

Total Assets	2,023,284

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$282,942

Financial Derivative Instruments
Exchange-traded or centrally cleared	2,586
Over the counter	34,107
Payable for investments purchased	88,818
Payable for investments in Affiliates purchased	301
Payable for investments purchased on a delayed-delivery basis	18,827
Payable for TBA investments purchased	93,643
Deposits from counterparty	16,494
Payable for Fund shares redeemed	3,112
Distributions payable	634
Accrued investment advisory fees	588
Accrued supervisory and administrative fees	603
Accrued distribution fees	1
Accrued servicing fees	8
Accrued taxes payable	182
Foreign capital gains tax payable	380

Total Liabilities	543,226

Net Assets	$1,480,058

Net Assets Consist of:

Paid in capital	$2,103,279
Distributable earnings (accumulated loss)	(623,221)

Net Assets	$1,480,058

Cost of investments in securities	$1,814,698
Cost of investments in Affiliates	$41,037
Cost of foreign currency held	$16,928
Cost or premiums of financial derivative instruments, net	$(3,793)

* Includes repurchase agreements of:	$8,260

16	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$1,336,240
I-2	100,087
I-3	8,242
Class A	33,203
Class C	2,286

Shares Issued and Outstanding:

Institutional Class	240,329
I-2	18,000
I-3	1,482
Class A	5,972
Class C	411

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.56
I-2	5.56
I-3	5.56
Class A	5.56
Class C	5.56

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO Emerging Markets Local Currency and Bond Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$60,888
Dividends from Investments in Affiliates	2,282
Miscellaneous income	941
Total Income	64,111

Expenses:

Investment advisory fees	3,649
Supervisory and administrative fees	3,735
Distribution and/or servicing fees - Class A	42
Distribution and/or servicing fees - Class C	11
Trustee fees	5
Interest expense	10,692
Miscellaneous expense	3
Total Expenses	18,137
Waiver and/or Reimbursement by PIMCO	(2)
Net Expenses	18,135

Net Investment Income (Loss)	45,976

Net Realized Gain (Loss):
Investments in securities, net of foreign capital gains tax**	(32,099)
Investments in Affiliates	28
Exchange-traded or centrally cleared financial derivative instruments	15,954
Over the counter financial derivative instruments	(8,049)
Foreign currency	4,133

Net Realized Gain (Loss)	(20,033)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities, net of foreign capital gains tax***	(33,242)
Investments in Affiliates	253
Exchange-traded or centrally cleared financial derivative instruments	(6,505)
Over the counter financial derivative instruments	102
Foreign currency assets and liabilities	12,417

Net Change in Unrealized Appreciation (Depreciation)	(26,975)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,032)

* Foreign tax withholdings	$349

** Foreign capital gains tax	$74

*** Foreign capital gains tax	$432

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$45,976	$96,020
Net realized gain (loss)	(20,033)	(246,298)
Net change in unrealized appreciation (depreciation)	(26,975)	160,878

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,032)	10,600

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(40,403)	(44,976)
I-2	(2,841)	(2,198)
I-3	(202)	(118)
Class A	(847)	(694)
Class C	(48)	(28)

Tax basis return of capital
Institutional Class	0	(37,340)
I-2	0	(1,809)
I-3	0	(97)
Class A	0	(661)
Class C	0	(39)

Total Distributions(a)	(44,341)	(87,960)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(136,626)	(714,911)

Total Increase (Decrease) in Net Assets	(181,999)	(792,271)

Net Assets:

Beginning of period	1,662,057	2,454,328
End of period	$1,480,058	$1,662,057

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.0%

AZERBAIJAN 0.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

State Oil Co. of the Azerbaijan Republic
9.759% (LIBOR03M + 4.214%) due 11/26/2024 «~		$5,475	$	5,418

Total Azerbaijan (Cost $5,362)				5,418

BRAZIL 8.9%

CORPORATE BONDS & NOTES 1.8%

Banco BTG Pactual SA
4.500% due 01/10/2025		$300		292

Banco do Brasil SA
8.500% due 07/29/2026	MXN	135,000		6,891

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (e)(g)		$1,580		37

Oi SA
4.499% due 02/25/2035 «	BRL	2,500		369

Swiss Insured Brazil Power Finance SARL
9.850% due 07/16/2032		66,297		12,364

Vale SA
1.641% due 12/29/2049 ~(g)		114,743		7,137

				27,090

SOVEREIGN ISSUES 7.1%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)		408,810		79,067

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		136,700		26,563
10.000% due 01/01/2029		900		170

				105,800

Total Brazil (Cost $146,857)				132,890

CAYMAN ISLANDS 0.9%

ASSET-BACKED SECURITIES 0.6%

LCM Ltd.
6.668% due 04/20/2031 •		$1,750		1,742

Venture CLO Ltd.
6.718% due 04/20/2032 •		4,000		3,936

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		$1,339	$	1,338

Voya CLO Ltd.
6.520% due 04/17/2030 •		2,188		2,182

				9,198

CORPORATE BONDS & NOTES 0.3%

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		295		268

Kaisa Group Holdings Ltd.
10.500% due 01/15/2025 ^(b)		4,300		253
11.250% due 04/16/2025 ^(b)		300		18
11.700% due 11/11/2025 ^(b)		4,200		247

Peru Payroll Deduction Finance Ltd.
0.000% due 11/01/2029 (e)		1,287		1,056

Poinsettia Finance Ltd.
6.625% due 06/17/2031		3,214		2,648

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(b)		3,600		576

				5,066

Total Cayman Islands (Cost $20,858)				14,264

CHILE 3.0%

SOVEREIGN ISSUES 3.0%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	2,533,911		2,851

Bonos de la Tesoreria de la Republica en pesos
5.000% due 03/01/2035		6,315,000		6,424
5.300% due 11/01/2037		2,585,000		2,655
6.000% due 04/01/2033		28,070,000		30,999
6.000% due 01/01/2043		655,000		739
7.000% due 05/01/2034		510,000		607

Total Chile (Cost $50,491)				44,275

20	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
CHINA 5.9%

SOVEREIGN ISSUES 5.9%

China Government International Bond
2.600% due 09/01/2032	CNY	121,630	$	16,485
2.620% due 09/25/2029		89,800		12,279
2.750% due 02/17/2032		1,780		244
2.850% due 06/04/2027		10,400		1,443
3.020% due 05/27/2031		75,700		10,613
3.120% due 10/25/2052		5,900		822
3.250% due 11/22/2028		123,260		17,500
3.270% due 11/19/2030		2,900		415
3.280% due 12/03/2027		110,950		15,759
3.810% due 09/14/2050		76,080		11,853

Total China (Cost $91,050)				87,413

COLOMBIA 2.9%

CORPORATE BONDS & NOTES 0.0%

Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	1,090,000		253

SOVEREIGN ISSUES 2.9%

Colombian TES
6.250% due 07/09/2036		44,134,300		6,976
7.000% due 03/26/2031		42,058,400		8,091
7.000% due 06/30/2032		29,808,100		5,533
7.250% due 10/18/2034		4,012,600		717
7.250% due 10/26/2050		2,400,700		370
7.750% due 09/18/2030		31,314,300		6,424
9.250% due 05/28/2042		13,392,600		2,617
13.250% due 02/09/2033		41,054,300		10,862

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Financiera de Desarrollo Territorial SA Findeter
7.875% due 08/12/2024	COP	3,616,000	$	843

				42,433

Total Colombia (Cost $38,984)				42,686

CZECH REPUBLIC 4.6%

SOVEREIGN ISSUES 4.6%

Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	746,220		25,529
1.200% due 03/13/2031		377,300		12,818
2.000% due 10/13/2033		180,000		6,146
2.750% due 07/23/2029		187,200		7,314
4.200% due 12/04/2036		85,700		3,504
4.900% due 04/14/2034		12,100		529
5.000% due 09/30/2030		275,400		12,138

Total Czech Republic (Cost $73,091)				67,978

DOMINICAN REPUBLIC 4.1%

SOVEREIGN ISSUES 4.1%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700		789
13.000% due 12/05/2025		990,600		18,242

Dominican Republic International Bond
9.750% due 06/05/2026		59,600		1,054
11.250% due 09/15/2035		1,036,500		18,773
13.625% due 02/03/2033		904,400		18,790
13.625% due 02/10/2034		133,400		2,877

Total Dominican Republic (Cost $55,621)				60,525

ECUADOR 0.3%

SOVEREIGN ISSUES 0.3%

Ecuador Government International Bond
2.500% due 07/31/2040 þ		$120		40
3.500% due 07/31/2035 þ(j)		3,396		1,268
6.000% due 07/31/2030 þ(j)		7,060		3,617

Total Ecuador (Cost $4,878)				4,925

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
HUNGARY 1.3%

SOVEREIGN ISSUES 1.3%

Hungary Government International Bond
4.500% due 03/23/2028	HUF	1,147,800	$	2,760
4.750% due 11/24/2032		1,659,500		3,742
6.750% due 10/22/2028		4,777,900		12,560

Total Hungary (Cost $18,723)				19,062

INDONESIA 7.0%

SOVEREIGN ISSUES 7.0%

Indonesia Government International Bond
6.375% due 08/15/2028	IDR	43,096,000		2,774
6.375% due 04/15/2032		121,951,000		7,703
6.500% due 02/15/2031		146,146,000		9,278
7.000% due 09/15/2030		329,893,000		21,536
7.000% due 02/15/2033		95,021,000		6,200
7.125% due 06/15/2038		86,770,000		5,681
7.125% due 06/15/2042		32,292,000		2,119
7.125% due 06/15/2043		68,502,000		4,489
7.500% due 06/15/2035		126,249,000		8,574
7.500% due 05/15/2038		91,004,000		6,178
7.500% due 04/15/2040		124,180,000		8,391
8.250% due 05/15/2029		59,147,000		4,116
8.375% due 03/15/2034		147,128,000		10,607
8.750% due 05/15/2031		18,574,000		1,345
9.000% due 03/15/2029		42,064,000		3,022
10.500% due 08/15/2030		22,905,000		1,789

Total Indonesia (Cost $106,899)				103,802

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
IRELAND 0.1%

ASSET-BACKED SECURITIES 0.1%

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •	EUR	800	$	831

Total Ireland (Cost $970)				831

ISRAEL 0.4%

SOVEREIGN ISSUES 0.4%

Israel Government International Bond
1.500% due 11/30/2023	ILS	20,700		5,403

Total Israel (Cost $6,054)				5,403

IVORY COAST 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Republic of Cote d’lvoire
9.066% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	3,120		3,200

Total Ivory Coast (Cost $3,690)				3,200

JERSEY, CHANNEL ISLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	6,600		6,926
9.152% due 01/28/2029 •		2,600		2,721

Total Jersey, Channel Islands (Cost $10,311)				9,647

		SHARES
LUXEMBOURG 0.1%

COMMON STOCKS 0.0%

Drillco Holding Lux SA «(c)		10,634		279

Drillco Holding Lux SA «(c)(h)		10,272		270

				549

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.1%

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		$341		335

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (a)		756		503

22	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

FORESEA Holding SA
7.500% due 06/15/2030	EUR	260	$	245

				1,083

Total Luxembourg (Cost $1,416)				1,632

MALAYSIA 6.4%

SOVEREIGN ISSUES 6.4%

Malaysia Government International Bond
2.632% due 04/15/2031	MYR	54,820		10,671
3.757% due 05/22/2040		17,005		3,417
3.885% due 08/15/2029		12,500		2,664
4.065% due 06/15/2050		27,320		5,484
4.254% due 05/31/2035		24,738		5,351
4.504% due 04/30/2029		6,310		1,387
4.696% due 10/15/2042		11,019		2,472
4.762% due 04/07/2037		52,130		11,810
4.893% due 06/08/2038		12,810		2,958

Malaysia Government Investment Issue
3.447% due 07/15/2036		21,810		4,337
3.465% due 10/15/2030		45,430		9,394
4.070% due 09/30/2026		116,310		25,121
4.130% due 07/09/2029		14,380		3,101
4.245% due 09/30/2030		12,150		2,641
4.417% due 09/30/2041		20,364		4,397

Total Malaysia (Cost $97,121)				95,205

		SHARES
MEXICO 9.6%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA de CV «(c)		742,577		0

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 9.6%

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	458,212		22,065
4.000% due 11/30/2028 (f)		161,396		8,693
5.500% due 03/04/2027		421,200		20,893
7.000% due 09/03/2026		581,640		30,495
7.500% due 06/03/2027		107,800		5,665
7.500% due 05/26/2033		87,200		4,276
7.750% due 05/29/2031		302,900		15,370
7.750% due 11/23/2034		100,000		4,923
7.750% due 11/13/2042		521,800		24,305
8.000% due 07/31/2053		27,100		1,276
8.500% due 05/31/2029		22,620		1,220
8.500% due 11/18/2038		32,500		1,657

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
10.000% due 11/20/2036	MXN	29,100	$	1,690

				142,528

Total Mexico (Cost $146,528)				142,528

NETHERLANDS 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		$1,240		1,234

Total Netherlands (Cost $1,238)				1,234

PERU 3.3%

CORPORATE BONDS & NOTES 0.3%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	19,300		4,917

SOVEREIGN ISSUES 3.0%

Fondo MIVIVIENDA SA
7.000% due 02/14/2024		39,400		10,310

Peru Government International Bond
5.350% due 08/12/2040		6,000		1,276
5.400% due 08/12/2034		4,700		1,065
5.940% due 02/12/2029		51,700		13,277
6.150% due 08/12/2032		16,300		4,026
6.350% due 08/12/2028		6,100		1,614
6.900% due 08/12/2037		7,700		1,946
6.950% due 08/12/2031		7,100		1,868
7.300% due 08/12/2033		36,200		9,611

				44,993

Total Peru (Cost $53,631)				49,910

PHILIPPINES 0.1%

SOVEREIGN ISSUES 0.1%

Philippines Government International Bond
6.250% due 01/14/2036	PHP	54,000		920

Total Philippines (Cost $1,249)				920

POLAND 7.5%

SOVEREIGN ISSUES 7.5%

Poland Government International Bond
1.250% due 10/25/2030	PLN	1,105		191
1.750% due 04/25/2032		28,100		4,697
2.500% due 07/25/2026		21,600		4,626
2.500% due 07/25/2027 (j)		69,000		14,394

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.750% due 04/25/2028 (j)	PLN	217,579	$	45,016
2.750% due 10/25/2029 (j)		38,600		7,670
3.750% due 05/25/2027		16,900		3,699
6.000% due 10/25/2033 (j)		82,000		18,919
7.500% due 07/25/2028 (j)		45,000		11,270

Total Poland (Cost $110,818)				110,482

QATAR 0.6%

CORPORATE BONDS & NOTES 0.0%

QNB Finance Ltd.
6.900% due 01/23/2025 «	IDR	100,000		6

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		$9,500		9,500

Total Qatar (Cost $9,505)				9,506

ROMANIA 3.3%

SOVEREIGN ISSUES 3.3%

Romania Government International Bond
3.650% due 07/28/2025	RON	26,700		5,428
4.150% due 01/26/2028		68,600		13,266
4.250% due 04/28/2036		56,500		9,284
4.750% due 10/11/2034		27,400		4,842
4.850% due 07/25/2029		36,200		7,044
5.000% due 02/12/2029		10,300		2,034
6.375% due 09/18/2033	EUR	5,500		5,731
7.350% due 04/28/2031	RON	8,300		1,803

Total Romania (Cost $54,626)				49,432

RUSSIA 0.3%

SOVEREIGN ISSUES 0.3%

Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	300		140
5.100% due 03/28/2035 ^(b)		$1,200		507
7.700% due 03/23/2033	RUB	889,000		3,132

Total Russia (Cost $12,029)				3,779

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SERBIA 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Project Mercury
8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	3,400	$	3,687

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
4.500% due 08/20/2032	RSD	345,400		2,778

Total Serbia (Cost $7,490)				6,465

SOUTH AFRICA 12.0%

CORPORATE BONDS & NOTES 1.3%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	196,700		10,276

Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)		143,600		3,988
0.000% due 12/31/2032 (e)		363,100		4,117

Transnet SOC Ltd.
10.000% due 03/30/2029		10,500		500

				18,881

SOVEREIGN ISSUES 10.7%

South Africa Government International Bond
6.250% due 03/31/2036 (j)		292,400		9,459
6.500% due 02/28/2041 (j)		500		15
7.000% due 02/28/2031 (j)		137,327		5,697
7.000% due 02/28/2031		74,200		3,078
8.000% due 01/31/2030 (j)		555,350		25,606
8.250% due 03/31/2032 (j)		239,300		10,323
8.500% due 01/31/2037 (j)		456,000		17,644
8.750% due 01/31/2044 (j)		425,300		15,708
8.875% due 02/28/2035 (j)		99,800		4,162
9.000% due 01/31/2040 (j)		379,700		14,791
10.500% due 12/21/2026 (j)		49,700		2,702
10.500% due 12/21/2026		902,200		49,049

				158,234

Total South Africa (Cost $229,868)				177,115

24	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SUPRANATIONAL 2.9%

CORPORATE BONDS & NOTES 2.9%

Asian Development Bank
4.700% due 03/12/2024	MXN	34,300	$	1,904

Asian Infrastructure Investment Bank
4.500% due 11/04/2024	IDR	250,000		16

International Bank for Reconstruction & Development
4.500% due 04/15/2026		307,100,000		19,140
4.600% due 02/09/2026		358,100,000		22,437

Total Supranational (Cost $46,688)				43,497

TANZANIA 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

The Ministry of Finance and Planning, Government of the United Republic of Tanzania
9.048% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	4,000		4,170

Total Tanzania (Cost $4,684)				4,170

THAILAND 7.0%

SOVEREIGN ISSUES 7.0%

Thailand Government International Bond
1.585% due 12/17/2035	THB	30,000		682
2.000% due 06/17/2042		71,760		1,550
2.250% due 03/17/2027		1,162,590		31,495
2.400% due 03/17/2029		875,770		23,502
2.650% due 06/17/2028		283,815		7,735
2.875% due 06/17/2046		23,000		555
3.300% due 06/17/2038		38,640		1,039
3.350% due 06/17/2033		553,353		15,409
3.400% due 06/17/2036		215,633		5,939
3.450% due 06/17/2043		270,004		7,226
3.775% due 06/25/2032		68,960		1,995
4.875% due 06/22/2029		221,118		6,699

Total Thailand (Cost $107,715)				103,826

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
TURKEY 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

SOCAR Turkey Enerji AS
7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	7,300	$	7,602

Total Turkey (Cost $8,587)				7,602

UNITED ARAB EMIRATES 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

NMC Opco Ltd.
11.613% (LIBOR03M + 6.000%) due 03/25/2025 «~	AED	14,082		3,872
11.613% (LIBOR03M + 6.000%) due 03/25/2027 «~		18,776		5,163

Total United Arab Emirates (Cost $9,082)				9,035

UNITED KINGDOM 0.4%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Canada Square Funding PLC
6.001% due 01/17/2059 •	GBP	1,677		2,034

Rochester Financing PLC
5.919% due 12/18/2044 •		1,484		1,796

Stratton Mortgage Funding PLC
6.119% due 03/12/2052 •		421		514

Tower Bridge Funding PLC
5.939% due 12/20/2063 •		1,072		1,304

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		0		668

Total United Kingdom (Cost $5,812)				6,316

UNITED STATES 13.2%

ASSET-BACKED SECURITIES 4.9%

ACE Securities Corp. Home Equity Loan Trust
6.454% due 04/25/2035 •		$1,173		1,134

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.409% due 07/25/2035 •		1,800		1,685

Bear Stearns Asset-Backed Securities Trust
5.298% due 03/25/2034 •		499		489
6.274% due 08/25/2036 •		1,096		1,051

Countrywide Asset-Backed Certificates Trust
6.019% due 06/25/2036 •		3,500		3,313

Credit-Based Asset Servicing & Securitization LLC
3.001% due 08/25/2035 •		1,586		1,407

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
5.554% due 07/25/2037 •	$10	$	7
6.709% due 03/25/2046 •	4,011		3,934

Fieldstone Mortgage Investment Trust
5.814% due 05/25/2036 •	1,586		1,102

First Franklin Mortgage Loan Trust
5.734% due 08/25/2036 •	6,310		5,679
5.744% due 10/25/2036 •	2,000		1,574

GSAMP Trust
5.524% due 01/25/2037 •	959		552
5.734% due 12/25/2036 •	1,268		1,233
6.259% due 05/25/2034 •	2,236		2,020

Home Equity Mortgage Loan Asset-Backed Trust
5.914% due 08/25/2036 •	1,300		1,129

JP Morgan Mortgage Acquisition Corp.
6.019% due 05/25/2035 •	2,096		2,050

JP Morgan Mortgage Acquisition Trust
5.704% due 07/25/2036 •	3,420		2,874

Lehman XS Trust
5.043% due 01/25/2036 ^þ	3,093		2,623

Merrill Lynch Mortgage Investors Trust
6.184% due 09/25/2035 •	1,894		1,815

Morgan Stanley ABS Capital, Inc. Trust
6.364% due 07/25/2035 •	2,285		2,195

Morgan Stanley Mortgage Loan Trust
5.914% due 12/25/2036 •	3,255		1,213
7.154% due 11/25/2036 ^•	222		81

New Century Home Equity Loan Trust
5.754% due 08/25/2036 •	1,454		1,385
6.079% due 12/25/2035 •	6,000		5,652

NovaStar Mortgage Funding Trust
6.184% due 06/25/2034 •	4,407		4,170

OneMain Financial Issuance Trust
4.130% due 05/14/2035	7,300		7,012

Option One Mortgage Loan Trust
5.654% due 04/25/2037 •	391		280

Residential Asset Mortgage Products Trust
6.589% due 02/25/2035 •	1,515		1,477

Saxon Asset Securities Trust
5.834% due 09/25/2047 •	3,539		3,239

Securitized Asset-Backed Receivables LLC Trust
2.848% due 01/25/2036 ^þ	1,768		1,420

Structured Asset Securities Corp. Mortgage Loan Trust
5.654% due 10/25/2037 •	5,358		3,300

WaMu Asset-Backed Certificates WaMu Trust
5.674% due 05/25/2037 •	4,839		4,108

Wells Fargo Home Equity Asset-Backed Securities Trust
6.074% due 03/25/2037 •	2,000		1,730

			72,933

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(c)(h)	823,266	$89

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.1%

Rio Oil Finance Trust
9.250% due 07/06/2024	$964	972
9.750% due 01/06/2027	374	386

		1,358

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Ecopetrol SA
TBD% due 08/16/2024 «	7,700	7,678

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	447	374

Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~	3,474	2,851

Banc of America Funding Trust
2.371% due 03/20/2036 «~	11	10

BCAP LLC Trust
3.675% due 05/26/2037 ~	2,257	1,989
5.774% due 01/25/2037 ^•	167	154

Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~	3	3
4.640% due 02/25/2036 ^~	36	32

Bear Stearns ALT-A Trust
3.891% due 04/25/2037 ~	6,820	4,943
4.027% due 08/25/2036 ^~	267	184

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~	6	5
4.510% due 09/25/2037 ^~	2,857	2,516
4.818% due 07/25/2046 ^~	26	23

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	49	42

Countrywide Alternative Loan Trust
5.714% due 04/25/2047 •	5,763	5,032

Countrywide Home Loan Mortgage Pass-Through Trust
4.163% due 09/25/2047 ^~	15	13

Countrywide Home Loan Reperforming REMIC Trust
5.864% due 11/25/2034 •	189	178

GreenPoint Mortgage Funding Trust
5.874% due 06/25/2045 •	65	61

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •	204	165

26	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

GSR Mortgage Loan Trust
4.853% due 11/25/2035 ^~	$57	$	32

HarborView Mortgage Loan Trust
4.685% due 08/19/2036 ^«~	3		3
5.822% due 01/19/2038 •	3,691		3,215
6.626% due 10/19/2035 •	310		168

Impac CMB Trust
5.730% due 01/25/2033 «þ	327		311
6.074% due 03/25/2035 •	78		69

IndyMac INDX Mortgage Loan Trust
5.794% due 02/25/2037 ^•	308		282
5.794% due 02/25/2037 •	608		604
6.074% due 07/25/2045 •	111		86

JP Morgan Mortgage Trust
4.423% due 06/25/2036 ^«~	195		134

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	257		244

Luminent Mortgage Trust
5.794% due 12/25/2036 ^•	13		12

Morgan Stanley Mortgage Loan Trust
6.466% due 06/25/2036 ~	7		7

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ	8,118		2,140

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~	872		752
5.351% due 02/25/2036 ^~	93		78

Residential Asset Securitization Trust
5.834% due 01/25/2046 ^•	130		38

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~	17		11

Structured Adjustable Rate Mortgage Loan Trust
4.524% due 03/25/2036 ^~	40		29
6.026% due 01/25/2035 ^•	31		26

Structured Asset Mortgage Investments Trust
5.734% due 02/25/2037 •	1,066		967

TBW Mortgage-Backed Trust
6.540% due 01/25/2037 ^þ	1,299		297

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•	317		264

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~	44		37
3.527% due 12/25/2036 ^~	29		25
4.479% due 09/25/2036 ^~	38		31
5.804% due 05/25/2034 •	212		187

Wells Fargo Mortgage-Backed Securities Trust
6.405% due 10/25/2036 ~	506		468

			29,092

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
SOVEREIGN ISSUES 1.2%

Colombia TES
1.000% due 09/18/2030	COP	25,461,000	$	5,230
1.000% due 03/26/2031		53,223,300		10,254
1.000% due 06/30/2032		12,288,000		2,285

				17,769

U.S. GOVERNMENT AGENCIES 4.5%

Uniform Mortgage-Backed Security
4.000% due 02/01/2049		$24		21

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053		16,800		14,959
4.500% due 10/01/2053 - 11/01/2053		16,900		15,519
5.000% due 10/01/2053		17,500		16,512
5.500% due 11/01/2053		20,300		19,614

				66,625

		SHARES
WARRANTS 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(h)		1		0

Total United States (Cost $206,215)				195,544

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.6%

SOVEREIGN ISSUES 0.6%

Uruguay Government International Bond
3.700% due 06/26/2037 (f)	UYU	118,448		3,167
3.875% due 07/02/2040 (f)(j)		199,083		5,477

Total Uruguay (Cost $8,628)				8,644

ZAMBIA 0.4%

SOVEREIGN ISSUES 0.4%

Zambia Government Bond
10.000% due 06/28/2024	ZMW	15,400		712

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
11.000% due 06/17/2024	ZMW	16,400	$	748
11.000% due 04/27/2025		6,600		288
12.000% due 07/04/2025		44,800		1,971
13.000% due 01/25/2031		52,800		1,561

Total Zambia (Cost $5,216)				5,280

SHORT-TERM INSTRUMENTS 3.6%

CERTIFICATES OF DEPOSIT 1.9%

Banco Bilbao Vizcaya Argentaria Colombia SA
5.870% due 07/15/2024	COP	6,208,000		1,432
13.365% due 05/04/2026		2,365,000		606
14.525% due 01/13/2024		5,111,000		1,256
16.412% due 04/25/2024		183,000		44

Banco Davivienda SA
11.678% due 05/12/2025		13,073,400		3,126
12.950% due 03/08/2026		7,300,257		1,854
13.183% due 06/06/2026		6,358,000		1,623
13.455% due 06/09/2025		2,889,000		730
13.455% due 06/13/2025		4,251,000		1,074
13.456% due 06/07/2025		8,647,000		2,186
13.501% due 12/13/2024		7,383,000		1,847
15.389% due 02/21/2024		2,550,000		631

Bancolombia SA
5.917% due 01/27/2024		11,855,500		2,837
10.388% due 04/20/2026		13,770,800		3,188
13.320% due 06/08/2025		3,838,000		956
13.456% due 06/14/2025		6,993,000		1,746
13.637% due 12/14/2024		10,200,000		2,523
16.137% due 09/01/2024		4,128,000		1,031

				28,690

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
REPURCHASE AGREEMENTS (i) 0.6%
			$	8,260

JAPAN TREASURY BILLS 0.3%
(0.177)% due 01/10/2024 - 02/13/2024 (d)(e)	JPY	720,000		4,821

U.S. TREASURY BILLS 0.8%
5.449% due 10/19/2023 - 12/28/2023 (d)(e)(l)(n)		$11,760		11,672

Total Short-Term Instruments (Cost $52,713)				53,443

Total Investments in Securities (Cost $1,814,698)				1,687,884

		SHARES
INVESTMENTS IN AFFILIATES 2.7%

SHORT-TERM INSTRUMENTS 2.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%

PIMCO Short Asset Portfolio		3,239,289		31,347

PIMCO Short-Term Floating NAV Portfolio III		887,979		8,632

Total Short-Term Instruments (Cost $41,037)				39,979

Total Investments in Affiliates (Cost $41,037)				39,979

Total Investments 116.7% (Cost $1,855,735)			$	1,727,863

Financial Derivative Instruments (k)(m) 0.3% (Cost or Premiums, net $(3,793))				4,643

Other Assets and Liabilities, net (17.0)%				(252,448)

Net Assets 100.0%			$	1,480,058

28	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$89	$89	0.01%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	206	270	0.02

		$295	$359	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$8,260	U.S. Treasury Notes 5.000% due 08/31/2025	$(8,425)	$8,260	$8,261

Total Repurchase Agreements						$(8,425)	$8,260	$8,261

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	6.400%	09/08/2023	TBD	(3)	PLN	(68,775)	$(15,811)
	8.650	07/31/2023	TBD	(3)	ZAR	(27,230)	(1,460)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	6.350%	07/06/2023	TBD	(3)	PLN	(83,661)	$(19,492)
	6.350	07/31/2023	TBD	(3)		(42,951)	(9,956)
	6.350	08/08/2023	TBD	(3)		(57,903)	(13,399)
	6.350	10/02/2023	TBD	(3)		(32,547)	(7,450)
	6.600	08/08/2023	TBD	(3)		(59,276)	(13,712)
	7.650	03/17/2023	10/02/2023		ZAR	(175,027)	(9,566)
	8.550	03/03/2023	TBD	(3)		(653,248)	(36,226)
	8.550	03/17/2023	TBD	(3)		(116,984)	(6,469)
	8.550	03/17/2023	TBD	(3)		(190,157)	(10,515)
	8.550	05/23/2023	TBD	(3)		(79,909)	(4,354)
	8.550	06/14/2023	TBD	(3)		(283)	(15)
	8.550	08/14/2023	TBD	(3)		(186,735)	(9,977)
	8.550	10/02/2023	TBD	(3)		(164,453)	(8,686)
JML	4.950	07/06/2023	TBD	(3)		$(5,315)	(5,378)
MBC	8.600	07/04/2023	TBD	(3)	ZAR	(632,264)	(34,127)
	8.600	07/04/2023	TBD	(3)		(128,694)	(6,799)
	8.600	07/12/2023	TBD	(3)		(272,217)	(14,398)
	8.600	10/02/2023	TBD	(3)		(94,027)	(4,966)
	8.600	10/02/2023	TBD	(3)		(199,756)	(10,550)
MEI	6.300	08/07/2023	TBD	(3)	PLN	(67,699)	(15,666)
NOM	5.000	09/14/2023	TBD	(3)		$(983)	(985)
	5.000	09/14/2023	TBD	(3)		(2,500)	(2,507)
SCX	8.650	09/13/2023	TBD	(3)	ZAR	(385,971)	(20,478)

Total Reverse Repurchase Agreements							$(282,942)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(17,271)	$0	$(17,271)	$17,979	$708
BRC	0	(149,817)	0	(149,817)	138,341	(11,476)
FICC	8,261	0	0	8,261	(8,425)	(164)
JML	0	(5,378)	0	(5,378)	5,476	98
MBC	0	(70,840)	0	(70,840)	58,087	(12,753)
MEI	0	(15,666)	0	(15,666)	15,227	(439)
NOM	0	(3,492)	0	(3,492)	3,493	1
SCX	0	(20,478)	0	(20,478)	21,173	695

Total Borrowings and Other Financing Transactions	$8,261	$(282,942)	$0

30	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(9,566)	$0	$(241,724)	$(251,290)

Total Borrowings	$0	$(9,566)	$0	$(241,724)	$(251,290)

Payable for reverse repurchase agreements(5)					$(251,290)

(j)	Securities with an aggregate market value of $250,661 and cash of $9,115 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(238,249) at a weighted average interest rate of 7.899%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(31,652) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	19	$19	$(7)	$(9)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	19	19	(6)	(4)

Total Written Options					$(13)	$(13)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	73	$(8,933)	$130	$55	$(66)
Euro-Bund December Futures	12/2023	9	(1,224)	21	15	(15)
U.S. Treasury 10-Year Note December Futures	12/2023	31	(3,350)	45	0	(6)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	1	(119)	6	0	0

Total Futures Contracts				$202	$70	$(87)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2023	0.533%	EUR 1,100	$1	$0	$1	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	$ 1,100	8	(6)	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597	100	(1)	2	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634	4,900	(19)	74	55	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2027	0.688	200	(4)	6	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202	1,700	(81)	85	4	0	0

						$(96)	$161	$65	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$48,500	$(737)	$79	$(658)	$7	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	202,200	(2,577)	88	(2,489)	34	0

					$(3,314)	$167	$(3,147)	$41	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day INR-MIBOR Compounded-OIS	6.500%	Semi-Annual	09/20/2025	INR	2,057,700	$(37)	$195	$158	$0	$(13)
Pay	1-Day INR-MIBOR Compounded-OIS	6.750	Semi-Annual	03/15/2028		2,264,484	96	(138)	(42)	26	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/20/2033		522,400	(56)	(212)	(268)	9	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		1,595,260	486	(9)	477	0	(31)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/15/2028	SGD	6,700	(132)	(13)	(145)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$49,200	(207)	2,879	2,672	0	(59)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		900	(16)	(6)	(22)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		69,300	1,786	1,300	3,086	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,600	(6)	(68)	(74)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		1,800	(7)	(75)	(82)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	(14)	(26)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		3,400	(13)	(19)	(32)	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,900	(15)	(17)	(32)	0	(32)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		14,300	826	16	842	0	(30)

32	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	5.680%	Maturity	01/02/2024	BRL	233,950	$(414)	$(3,945)	$(4,359)	$0	$(4)
Pay	1-Year BRL-CDI	12.040	Maturity	04/01/2024		755,800	0	(58)	(58)	29	0
Receive	1-Year BRL-CDI	12.260	Maturity	04/01/2024		662,000	0	(30)	(30)	0	(25)
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024		206,200	0	(45)	(45)	0	(21)
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		224,500	0	(110)	(110)	0	(23)
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		184,300	0	146	146	19	0
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024		453,800	0	752	752	47	0
Pay	1-Year BRL-CDI	10.780	Maturity	01/02/2025		196,270	0	(181)	(181)	50	0
Receive	1-Year BRL-CDI	10.130	Maturity	01/02/2026		12,690	0	31	31	0	(7)
Receive	1-Year BRL-CDI	10.490	Maturity	01/02/2026		156,500	0	36	36	0	(86)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		245,300	(2,299)	(5,656)	(7,955)	180	0
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		66,920	255	(419)	(164)	51	0
Pay	1-Year BRL-CDI	10.040	Maturity	01/04/2027		214,200	0	(885)	(885)	161	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		59,400	0	(115)	(115)	45	0
Pay	1-Year BRL-CDI	10.750	Maturity	01/04/2027		147,400	0	14	14	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		148,000	(1,054)	677	(377)	112	0
Pay	1-Year BRL-CDI	10.354	Maturity	01/02/2029		3,500	0	(18)	(18)	3	0
Pay	1-Year BRL-CDI	11.405	Maturity	01/02/2029		40,200	198	(173)	25	34	0
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025	CNY	39,770	(73)	60	(13)	1	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	15	49	64	2	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		186,830	84	138	222	8	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		26,060	(96)	86	(10)	2	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		27,270	4	16	20	2	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/20/2028		98,270	185	45	230	6	0
Pay(6)	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028	COP	13,847,600	0	12	12	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		15,428,600	(114)	146	32	0	(27)
Pay	3-Month COP-IBR Compounded-OIS	7.680	Quarterly	07/17/2028		65,754,000	0	(941)	(941)	111	0
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		8,921,600	0	(42)	(42)	0	(23)
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		3,546,280	0	2	2	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		21,721,000	0	341	341	0	(55)
Pay(6)	3-Month COP-IBR Compounded-OIS	9.380	Quarterly	10/02/2030		47,990,000	0	234	234	139	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,066	1,133	2,199	0	(70)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	864	864	0	(28)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	0	240	240	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		43,154,000	0	711	711	0	(120)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		19,036,350	0	(98)	(98)	0	(59)
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	0	156	156	0	(26)
Receive	3-Month COP-IBR Compounded-OIS	7.590	Quarterly	07/17/2033		39,098,000	0	978	978	0	(130)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2025	ILS	30,400	(75)	206	131	0	(4)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		85,500	211	307	518	36	0
Pay	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		89,600	0	(561)	(561)	0	(45)
Receive	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2025	KRW	24,218,400	55	76	131	2	0
Pay	3-Month KRW-KORIBOR	2.665	Quarterly	03/15/2028		28,035,500	(773)	(221)	(994)	0	(4)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		8,994,030	(141)	(183)	(324)	0	0
Pay	3-Month KRW-KORIBOR	3.750	Quarterly	09/20/2033		9,447,530	(64)	23	(41)	0	0
Receive	3-Month PLN-WIBOR	5.380	Annual	09/20/2025	PLN	44,100	(106)	(60)	(166)	1	0
Pay	3-Month PLN-WIBOR	5.520	Annual	03/20/2026		7,500	0	91	91	0	0
Pay	3-Month PLN-WIBOR	5.430	Annual	03/16/2028		42,800	261	382	643	0	(26)
Receive	3-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	0	(161)	(161)	28	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month PLN-WIBOR	5.310%	Annual	03/21/2033	PLN	18,500	$0	$(234)	$(234)	$27	$0
Receive	3-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	0	87	87	27	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2024	THB	8,215,060	(327)	367	40	0	(82)
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026		8,559,350	416	(1,326)	(910)	344	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2028		669,850	118	184	302	0	(67)
Receive	3-Month THB-THBFIX Compounded-OIS	2.750	Quarterly	09/20/2028		830,990	80	22	102	0	(87)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024	ZAR	31,400	8	(7)	1	0	0
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(525)	(516)	0	(7)
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	07/13/2025		185,000	0	13	13	5	0
Receive	3-Month ZAR-JIBAR	8.185	Quarterly	07/31/2026		192,250	0	81	81	6	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	(888)	(709)	0	(12)
Pay	3-Month ZAR-JIBAR	8.670	Quarterly	12/21/2026		76,500	0	16	16	0	(3)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		303,200	308	404	712	17	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		79,300	0	186	186	5	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		139,900	154	(10)	144	0	(7)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(1)	2	1	0
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	01/31/2030		54,100	0	76	76	2	0
Receive	3-Month ZAR-JIBAR	8.695	Quarterly	01/31/2030		20,560	0	26	26	1	0
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		88,000	0	111	111	3	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		61,000	0	58	58	2	0
Pay	3-Month ZAR-JIBAR	10.150	Quarterly	05/18/2033		94,400	0	110	110	8	0
Pay	3-Month ZAR-JIBAR	9.435	Quarterly	07/13/2033		50,600	0	(66)	(66)	5	0
Receive	6-Month CLP-CHILIBOR	6.115	Semi-Annual	07/17/2025	CLP	5,445,100	0	115	115	5	0
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	06/05/2028		2,559,000	0	81	81	0	(5)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	0	815	815	0	(10)
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	0	60	60	0	(4)
Receive	6-Month CLP-CHILIBOR	5.175	Semi-Annual	10/01/2028		13,521,860	0	593	593	0	(46)
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	0	163	163	0	(10)
Receive	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		8,861,500	203	43	246	0	(31)
Receive(6)	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	0	(28)	(28)	0	(14)
Receive(6)	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(6)	(78)	(84)	0	(28)
Receive(6)	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(1)	1	0	1	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030		1,386,850	0	123	123	0	(6)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030		1,976,000	0	68	68	0	(9)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		2,681,300	0	74	74	0	(12)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030		255,800	0	5	5	0	(1)
Receive(6)	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		338,800	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	0	59	59	0	(7)
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	0	125	125	0	(5)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	0	72	72	0	(3)
Pay	6-Month CLP-CHILIBOR	4.995	Semi-Annual	07/17/2033		1,266,300	0	(92)	(92)	3	0
Receive	6-Month CZK-PRIBOR	4.651	Annual	06/02/2028	CZK	150,100	(87)	149	62	25	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028		699,030	283	(615)	(332)	0	(153)
Receive	6-Month CZK-PRIBOR	4.420	Annual	08/28/2028		27,600	0	15	15	5	0
Pay	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	24,100	(45)	(358)	(403)	8	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,300	(9)	(6)	(15)	0	(15)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		7,600	74	361	435	0	(24)
Receive	6-Month HUF-BBR	13.550	Annual	12/12/2024	HUF	3,983,900	0	(984)	(984)	0	0
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(1,726)	(1,736)	0	(36)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(2,371)	(2,588)	0	(77)
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(316)	(418)	0	(17)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(417)	(2,523)	(2,940)	0	(173)
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	4	(1,009)	(1,005)	112	0
Receive	6-Month HUF-BBR	8.500	Annual	01/17/2028		662,500	0	(93)	(93)	12	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		1,791,700	(138)	108	(30)	39	0
Pay	6-Month HUF-BBR	8.670	Annual	05/23/2029		1,155,300	0	72	72	0	(30)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(1,003)	(1,545)	0	(43)
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024	PLN	6,600	(8)	21	13	0	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	17	4	0	0

34	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month PLN-WIBOR	1.834%	Annual	07/03/2024	PLN	50,900	$0	$462	$462	$0	$(6)
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024		63,200	0	(178)	(178)	0	(6)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		39,700	0	772	772	5	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	0	(353)	(353)	0	(2)
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	0	(562)	(562)	15	0
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	0	(465)	(465)	25	0
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	0	(855)	(855)	26	0
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	0	(19)	(19)	2	0
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		19,600	0	971	971	26	0
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		12,000	0	347	347	15	0
Receive	28-Day MXN-TIIE	8.994	Lunar	09/03/2026	MXN	443,430	0	762	762	0	(54)
Receive	28-Day MXN-TIIE	9.055	Lunar	09/03/2026		74,600	0	121	121	0	(9)
Pay	28-Day MXN-TIIE	9.440	Lunar	03/04/2027		267,000	0	(224)	(224)	39	0
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		137,700	(50)	327	277	0	(28)
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		121,640	0	(360)	(360)	24	0
Receive	28-Day MXN-TIIE	9.545	Lunar	09/20/2028		218,800	0	28	28	0	(47)
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		139,700	0	7	7	0	(30)
Pay(6)	28-Day MXN-TIIE	9.520	Lunar	09/25/2028		134,700	1	(9)	(8)	0	(1)
Pay	28-Day MXN-TIIE	8.775	Lunar	05/31/2029		74,620	0	(143)	(143)	16	0
Pay	28-Day MXN-TIIE	8.805	Lunar	05/31/2029		82,200	0	(152)	(152)	17	0
Pay	28-Day MXN-TIIE	8.980	Lunar	05/26/2033		77,100	0	(138)	(138)	19	0
Pay	28-Day MXN-TIIE	9.050	Lunar	05/26/2033		34,400	0	(53)	(53)	8	0
Pay	28-Day MXN-TIIE	8.865	Lunar	08/08/2033		68,600	0	(157)	(157)	17	0
Pay	28-Day MXN-TIIE	8.925	Lunar	08/08/2033		34,370	0	(71)	(71)	8	0

							$(314)	$(11,450)	$(11,764)	$2,047	$(2,304)

Total Swap Agreements							$(3,724)	$(11,122)	$(14,846)	$2,088	$(2,305)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$70	$2,088	$2,158	$(13)	$(87)	$(2,486)	$(2,586)

(l)

Securities with an aggregate market value of $964 and cash of $27,675 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(181) for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
AZD	03/2024	$	1,532	CNH	11,045	$0	$(5)
BOA	10/2023	BRL	32,955	$	6,657	101	0
	10/2023	DOP	112,682		1,992	18	0
	10/2023	MYR	3,311		718	10	0
	10/2023	PHP	679,580		12,049	36	0
	10/2023	$	6,636	BRL	32,955	0	(80)
	10/2023		583	KES	87,634	0	(4)
	10/2023		18,710	MYR	87,324	0	(44)
	10/2023		39	ZAR	723	0	(1)
	10/2023	ZAR	70,236	$	3,785	78	0
	11/2023	BRL	33,095		6,635	80	0
	11/2023	CLP	8,023		9	0	0
	11/2023	COP	3,614,448		879	4	0
	11/2023	EUR	11,765	CZK	287,285	0	(19)
	11/2023		4,431	$	4,834	141	0
	11/2023	$	2,604	MXN	44,487	0	(63)
	11/2023		31,854	ZAR	609,551	200	0
	12/2023	CLP	1,375,469	$	1,514	0	(25)
	12/2023	COP	7,940,860		1,968	59	0
	12/2023	PEN	8,118		2,132	0	(2)
	12/2023	$	2,956	INR	246,084	0	(6)
	12/2023		40	KRW	53,686	0	(1)
	12/2023		1	PHP	57	0	0
	01/2024	KZT	937,572	$	1,971	107	0
	01/2024	$	86	HUF	31,773	0	(1)
	01/2024		2	KZT	931	0	0
	01/2024		197	PLN	855	0	(2)
	02/2024	CNY	13,883	$	1,923	0	(2)
	02/2024	EGP	8,815		253	10	0
	02/2024	KZT	133,430		275	10	0
	02/2024	$	15,917	CNY	112,490	0	(318)
	02/2024		7,819	DOP	452,077	7	0
	02/2024		2,128	EGP	73,858	7	0
	02/2024		6,462	TRY	203,039	0	(6)
	03/2024	CNH	11,776	$	1,626	2	(4)

36	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
	03/2024	$	235	IDR	3,622,909	$0	$(1)
	04/2024	MYR	90,209	$	19,709	204	0
	04/2024	$	19,667	MYR	90,722	0	(51)
BPS	10/2023	BRL	4,539	$	907	3	0
	10/2023	COP	170,951,282		42,881	1,250	0
	10/2023	DKK	446		65	2	0
	10/2023	MXN	91,787		5,293	38	0
	10/2023	THB	65,144		1,816	24	0
	10/2023	$	8,135	BRL	41,539	140	(13)
	10/2023		3,953	COP	16,121,969	0	(10)
	10/2023		30,038	MYR	140,443	0	(18)
	10/2023		26,550	THB	946,153	0	(528)
	10/2023		43,888	ZAR	834,357	199	(84)
	11/2023	BRL	26,559	$	5,285	24	0
	11/2023	CAD	2,372		1,757	10	0
	11/2023	CHF	1,506		1,700	47	0
	11/2023	COP	7,244,235		1,731	0	(25)
	11/2023	EUR	8,432		9,046	115	0
	11/2023	KZT	283,605		615	31	0
	11/2023	NZD	1,279		777	10	0
	11/2023	TRY	56,423		1,991	21	0
	11/2023	$	4,348	TRY	122,757	0	(149)
	12/2023	CLP	1,382,831	$	1,545	0	(2)
	12/2023	MXN	83,412		4,807	78	0
	12/2023	NGN	53,460		66	2	0
	12/2023	PHP	43,217		760	0	(3)
	12/2023	$	71	KRW	94,046	0	(1)
	12/2023		20,967	MXN	365,850	50	(276)
	01/2024	PLN	117,139	$	26,789	105	(11)
	01/2024	$	1,824	EGP	60,094	0	(16)
	02/2024	KZT	256,638	$	541	31	0
	02/2024	$	12,799	CNY	90,839	0	(203)
	03/2024	IDR	75,027,150	$	4,883	47	0
	03/2024	TWD	14,750		469	5	0
	03/2024	$	1,977	CNH	14,227	0	(9)
BRC	10/2023	COP	61,396,001	$	15,106	68	0
	10/2023	JPY	224,900		1,541	36	0
	10/2023	MXN	279,645		14,925	0	(1,086)
	10/2023	TRY	3,840		141	1	0
	10/2023	$	15,069	COP	61,396,001	0	(80)
	10/2023		383	CZK	8,804	0	(2)
	10/2023		1,049	KZT	478,221	0	(63)
	11/2023		486		220,644	0	(32)
	11/2023		3,541	TRY	99,833	0	(126)
	12/2023	ILS	457	$	121	0	0
	12/2023	$	1,374	PEN	5,136	0	(23)
	01/2024	PLN	11,733	$	2,706	32	0
	01/2024	$	85,656	PLN	374,530	0	(302)
BSH	10/2023	BRL	37,000	$	6,943	0	(418)
	10/2023	CLP	4,810,454		5,386	0	(19)
	10/2023	$	7,389	BRL	37,000	0	(28)
	11/2023		2,496		12,354	0	(52)
	11/2023		7,803	COP	31,797,225	0	(101)
	01/2024	BRL	175,500	$	35,772	1,244	0
CBK	10/2023		60,266		12,167	177	0
	10/2023	GBP	3,299		4,058	36	(3)
	10/2023	PEN	15,831		4,186	7	0
	10/2023	$	12,303	BRL	60,266	0	(313)
	10/2023		14	CLP	11,372	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
	10/2023	$	9,799	COP	39,952,942	$1	$(56)
	10/2023		10,963	MXN	193,908	140	0
	10/2023		381	NGN	228,070	0	(102)
	10/2023		11,093	PEN	41,413	0	(168)
	10/2023		20	PHP	1,147	0	0
	10/2023		4,889	ZAR	92,796	5	0
	11/2023	AUD	9,497	$	6,071	0	(44)
	11/2023	BRL	11,255		2,280	50	0
	11/2023	CAD	3,751		2,751	0	(14)
	11/2023	CHF	4,008		4,524	125	0
	11/2023	CLP	25,124,672		30,881	2,678	0
	11/2023	COP	3,715,060		895	0	(4)
	11/2023	EGP	82,010		2,605	0	(31)
	11/2023	EUR	10,234		11,056	217	0
	11/2023	ILS	20,367		6,173	819	0
	11/2023	KZT	222,111		471	14	0
	11/2023	MXN	84,349		4,853	41	0
	11/2023	PEN	139,035		37,399	765	0
	11/2023	SEK	15,650		1,432	0	(3)
	11/2023	$	1,234	CLP	1,058,445	0	(46)
	11/2023		792	COP	3,239,946	0	(7)
	11/2023		4,103	EGP	132,471	149	0
	11/2023		3,840	EUR	3,562	0	(67)
	11/2023		18,613	MXN	320,077	0	(359)
	11/2023		1,905	NOK	20,375	2	0
	11/2023		4,178	PEN	15,831	0	(7)
	11/2023		1,478	TRY	41,637	0	(54)
	12/2023	AED	33,535	$	9,133	0	(1)
	12/2023	ILS	431		114	0	0
	12/2023	JPY	311,683	AUD	3,283	4	0
	12/2023	MXN	86,795	$	5,000	79	0
	12/2023	PEN	12,049		3,238	70	0
	12/2023	$	1,509	COP	6,279,021	1	0
	12/2023		119	KRW	156,850	0	(2)
	12/2023	ZMW	65,169	$	3,112	53	0
	01/2024	COP	60,055,492		14,484	89	0
	01/2024	EGP	30,434		827	0	(88)
	01/2024	$	3,605	PLN	15,735	0	(19)
	02/2024	EGP	85,772	$	2,425	35	(52)
	02/2024	$	2,242	EGP	79,047	0	(11)
	03/2024	EGP	6,306	$	179	7	0
	03/2024	$	2,605	EGP	96,259	0	(57)
	04/2024		3,759		142,450	0	(71)
	10/2024		4,828	COP	21,059,736	0	(41)
	01/2025		4,828		21,281,824	0	(54)
	04/2025		4,828		21,653,580	0	(31)
CLY	11/2023	EUR	1,587	HUF	735,063	304	0
	06/2024	$	3,517	TWD	90,489	0	(651)
DUB	10/2023	BRL	37,000	$	7,371	11	0
	10/2023	$	12,315	CZK	282,825	0	(65)
	10/2023		995	NGN	586,970	0	(265)
	10/2023		15,065	THB	535,681	0	(333)
	11/2023	EGP	95,005	$	3,331	282	0
	11/2023	EUR	7,506		8,279	330	0
	11/2023	NZD	699		424	6	0
	11/2023	PLN	62,252	EUR	13,813	385	0
	11/2023	$	7,341	BRL	37,000	0	(13)
	11/2023		1,012	KZT	459,954	0	(65)
	11/2023		12,064	RON	56,282	0	(113)

38	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
	11/2023	$	6,463	TRY	189,137	$142	$0
	12/2023	ILS	5,106	$	1,341	0	(3)
	12/2023	INR	122,419		1,468	0	0
	12/2023	$	8,302	CLP	7,430,508	10	0
	12/2023		27	KRW	35,795	0	0
	01/2024	NGN	287,820	$	468	138	0
	02/2024	EGP	130,501		3,763	0	(10)
	02/2024	$	9,656	EGP	338,297	0	(27)
	03/2024	CNH	5,604	$	778	3	0
	08/2024	EUR	13,813	PLN	63,782	0	(321)
FAR	10/2023	BRL	61,581	$	12,298	46	0
	10/2023	$	12,663	BRL	61,581	0	(412)
	11/2023	BRL	61,849	$	12,663	412	0
GLM	10/2023		42,382		8,469	37	0
	10/2023	DOP	345,056		6,152	110	0
	10/2023	KZT	478,830		1,033	46	0
	10/2023	MXN	1,732,307		100,239	957	(86)
	10/2023	MYR	8,341		1,787	5	0
	10/2023	NGN	1,129,472		2,018	623	0
	10/2023	$	8,598	BRL	42,382	0	(166)
	10/2023		155,987	MXN	2,704,848	0	(948)
	10/2023		258	PEN	957	0	(6)
	10/2023		11,419	ZAR	214,221	0	(120)
	10/2023	ZAR	289,133	$	15,261	11	0
	11/2023	COP	8,941,020		2,185	20	0
	11/2023	DOP	519,772		9,142	24	0
	11/2023	EGP	126,514		3,992	199	(267)
	11/2023	EUR	10,952	PLN	49,225	0	(336)
	11/2023	MXN	1,559,641	$	89,333	545	(31)
	11/2023	$	112,175	BRL	565,127	0	(236)
	11/2023		4,357	COP	17,787,452	0	(48)
	11/2023		3,372	EGP	108,957	143	(14)
	11/2023		30,117	MXN	521,403	0	(424)
	11/2023		2,736	TRY	76,566	0	(74)
	12/2023	AUD	3,283	JPY	311,683	0	(4)
	12/2023	DOP	128,971	$	2,269	19	0
	12/2023	MXN	723,406		41,699	688	0
	01/2024	DOP	1,068,537		18,777	214	0
	01/2024	EGP	173,925		4,660	0	(537)
	01/2024	$	163	EGP	5,363	0	(2)
	01/2024	ZAR	155,240	$	8,832	706	0
	02/2024	DOP	547,423		9,515	24	0
	02/2024	EGP	24,804		710	28	0
	02/2024	KZT	240,929		512	33	0
	02/2024	$	78	EGP	2,820	0	(1)
	02/2024		2,134	KZT	990,714	0	(165)
	03/2024	CNH	3,644	$	505	1	0
	08/2024	$	2,185	COP	9,443,570	0	(19)
JPM	10/2023	THB	138,792	$	3,833	16	0
	10/2023	$	49,088	MXN	861,885	261	0
	10/2023		507	NGN	313,871	0	(122)
	10/2023		577	PEN	2,135	0	(13)
	10/2023		593	ZMW	12,465	2	0
	11/2023	AUD	11,085	$	7,106	0	(32)
	11/2023	CHF	1,123		1,285	53	0
	11/2023	COP	18,659,098		4,556	37	0
	11/2023	EUR	12,645	PLN	56,827	0	(390)
	11/2023	HUF	735,733	EUR	1,587	0	(306)
	11/2023	KZT	176,295	$	380	17	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
	11/2023	MXN	405,237	$	23,342	$260	$0
	11/2023	NZD	5,913		3,508	0	(36)
	11/2023	$	6	COP	24,420	0	0
	11/2023		1,611	EUR	1,526	6	0
	11/2023		9,432	MXN	162,746	0	(164)
	11/2023		1,754	NOK	17,849	0	(83)
	11/2023		3,740	TRY	105,304	0	(137)
	11/2023		9,763	ZAR	186,211	41	(11)
	12/2023	NGN	241,569	$	389	101	0
	12/2023	SGD	9,230		6,803	27	0
	12/2023	TWD	79,853		2,524	35	0
	12/2023	$	4,444	INR	370,940	4	(2)
	12/2023		467	NGN	295,018	0	(115)
	01/2024	BRL	62,110	$	12,411	192	0
	01/2024	EGP	17,845		484	0	(53)
	01/2024	HUF	198,216		529	0	(1)
	01/2024	$	529	EGP	17,404	0	(5)
	01/2024		320	PLN	1,401	0	(1)
	02/2024	EGP	94,238	$	2,617	66	(76)
	02/2024	KZT	108,263		230	15	0
	02/2024	$	298	EGP	10,727	0	(3)
	03/2024	CNH	106,885	$	14,745	0	(38)
	03/2024	IDR	92,374,536		5,962	10	(3)
	04/2024	KES	532,514		3,465	183	0
	04/2024	TRY	160,304		5,115	346	0
	04/2024	$	1,170	TRY	35,109	0	(126)
	06/2024		665	IDR	9,975,000	0	(23)
	08/2024	PLN	63,616	EUR	13,813	359	0
	08/2024	$	4,556	COP	19,703,561	0	(37)
	09/2024	EUR	2,872	PLN	13,623	13	0
MBC	10/2023	BRL	11,279	$	2,294	50	0
	10/2023	GBP	7,067		8,890	268	0
	10/2023	$	2,252	BRL	11,279	0	(8)
	11/2023	CLP	3,661,784	$	4,307	196	0
	12/2023	ILS	7,534		1,978	0	(4)
	01/2024	JPY	240,000		1,681	48	0
	01/2024	$	1,538	EGP	50,680	0	(14)
	01/2024		21,424	HUF	7,859,668	0	(432)
	02/2024	CNY	31,871	$	4,400	0	(20)
	02/2024	JPY	480,000		3,381	98	0
	02/2024	$	931	EGP	33,559	0	(8)
	03/2024	CNH	12,092	$	1,667	0	(5)
	03/2024	IDR	40,329,321		2,616	17	0
	03/2024	TWD	507		16	0	0
MYI	10/2023	MXN	49,489		2,815	0	(21)
	10/2023	MYR	57,645		12,334	17	(5)
	10/2023	PEN	7,804		2,104	43	0
	10/2023	THB	89,244		2,451	0	(3)
	10/2023	$	0	CLP	252	0	0
	10/2023		17	COP	65,043	0	(1)
	10/2023		584	MXN	10,020	0	(10)
	10/2023		5,876	PEN	21,999	9	(82)
	10/2023		8,285	PHP	473,446	84	0
	10/2023		4,404	THB	160,446	9	0
	10/2023		4,432	ZAR	85,219	63	0
	10/2023	ZAR	1,614	$	87	2	0
	11/2023	BRL	14,439		2,914	58	0
	11/2023	$	418	BRL	2,072	0	(8)
	11/2023		2,533	CAD	3,417	0	(16)

40	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
	11/2023	$	76	EGP	2,435	$3	$0
	11/2023		2,100	PEN	7,804	0	(43)
	11/2023	ZAR	211,166	$	11,117	8	0
	12/2023	MXN	412,847		23,653	222	(21)
	12/2023	TWD	22,635		722	17	0
	12/2023	$	1,599	PHP	90,846	5	0
	01/2024	EGP	62,058	$	1,670	0	(196)
	01/2024	NGN	168,510		274	81	0
	01/2024	$	2,694	EGP	90,535	0	(11)
	01/2024		2,002	KZT	932,556	0	(148)
	02/2024	EGP	37,051	$	988	0	(66)
	02/2024	KZT	354,726		752	47	0
	02/2024	$	32,074	CNY	227,098	0	(582)
	02/2024		2,473	EGP	85,919	8	0
	02/2024		951	KZT	440,313	0	(77)
	03/2024	MXN	20,998	$	1,190	17	0
	03/2024	$	1,462	CNH	10,540	0	(4)
	03/2024		279	EGP	9,988	0	(7)
	03/2024		4,286	IDR	65,964,467	0	(34)
	08/2024		631		9,698,470	0	(7)
NGF	03/2024	TWD	17,612	$	560	7	0
	08/2024	$	1,129	IDR	17,352,730	0	(13)
RBC	10/2023	BRL	4,540	$	907	3	0
	10/2023	$	916	BRL	4,540	0	(13)
	10/2023		3,104	JPY	449,885	0	(94)
	12/2023		2,482	PEN	9,437	0	(1)
SCX	10/2023	BRL	11,381	$	2,273	9	0
	10/2023	CLP	11,624		14	1	0
	10/2023	MYR	61,262		13,117	22	0
	10/2023	PEN	7,804		2,051	0	(9)
	10/2023	THB	76,799		2,099	0	(13)
	10/2023	$	2,382	BRL	11,381	0	(118)
	10/2023		16,594	CLP	13,576,412	0	(1,332)
	10/2023		26,776	MYR	124,887	0	(81)
	10/2023		12,779	PEN	47,486	0	(248)
	10/2023		1,345	THB	48,718	0	(5)
	10/2023		848	ZMW	17,808	2	0
	11/2023	COP	14,026,637	$	3,403	16	(10)
	11/2023	EGP	34,732		950	0	(165)
	11/2023	$	2,346	EGP	91,610	594	0
	11/2023	ZAR	122,504	$	6,491	50	0
	12/2023	PEN	6,328		1,682	18	0
	12/2023	PHP	487,240		8,565	0	(40)
	12/2023	TWD	23,825		757	14	0
	12/2023	$	4,789	INR	399,054	0	(5)
	12/2023		1,615	KES	237,537	0	(76)
	12/2023		10,425	PHP	592,252	34	0
	01/2024		2,039	EGP	67,090	0	(21)
	01/2024		555	NGN	456,210	0	(32)
	01/2024		8,504	ZAR	155,240	0	(378)
	02/2024	MYR	10,963	$	2,396	36	0
	02/2024	$	76	CNY	540	0	(1)
	02/2024		595	EGP	21,423	0	(6)
	02/2024		2,372	MYR	10,989	0	(7)
	03/2024	CNH	17,403	$	2,404	0	(3)
	03/2024	TWD	11,231		356	3	0
	03/2024	$	279	EGP	9,990	0	(6)
	06/2024	KES	248,113	$	1,615	121	0
	08/2024	$	2,061	COP	8,920,008	0	(15)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
SOG	10/2023	PHP	107,896	$	1,914	$7	$0
	01/2024	$	1,545	EGP	50,290	0	(35)
	02/2024	KZT	333,005	$	697	36	0
	03/2024	TWD	5,416		172	2	0
SSB	10/2023	BRL	51,625		10,632	362	0
	10/2023	COP	16,182,471		3,944	0	(14)
	11/2023	$	3,944	COP	16,331,162	12	0
TOR	10/2023	CLP	1,530,739	$	1,714	0	(7)
	10/2023	JPY	550,297		3,691	8	0
	10/2023	$	12,437	COP	49,252,651	0	(373)
	10/2023		12,593	GBP	10,366	55	0
	10/2023		2,405	JPY	351,571	0	(52)
	10/2023	ZAR	4,107	$	216	0	(1)
	11/2023	CAD	25		19	0	0
	11/2023	GBP	10,366		12,595	0	(55)
	11/2023	$	3,867	JPY	573,867	0	(9)
	11/2023		4,442	MXN	77,048	0	(42)
	12/2023	ILS	732	$	193	0	0
	12/2023	$	3,138	INR	262,027	3	0
	03/2024	CNH	3,791	$	525	1	0
UAG	10/2023	$	12	CZK	268	0	0
	10/2023		3,888	ZAR	71,430	0	(118)
	11/2023	CZK	287,332	EUR	11,765	17	0
	11/2023	EUR	1,168	PLN	5,265	0	(32)
	11/2023		5,300	$	5,845	232	0
	11/2023	NZD	5,326		3,233	41	0
	11/2023	$	517	MXN	8,986	0	(4)
	12/2023	MXN	50,646	$	2,882	11	0
	12/2023	$	28	KRW	37,461	0	0
	04/2024		4,154	TRY	125,562	0	(419)

Total Forward Foreign Currency Contracts						$21,884	$(19,246)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	23.830	11/01/2023	1,906	$190	$57
	Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	90	11
	Put - OTC USD versus INR		92.600	06/16/2025	1,500	90	114
CBK	Put - OTC AUD versus JPY	JPY	87.500	12/18/2023	47,564	93	83
GLM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	717	96	215
JPM	Put - OTC EUR versus HUF		385.000	11/01/2023	1,443	138	432
	Put - OTC EUR versus PLN	PLN	4.400	08/22/2024	2,085	523	251
	Call - OTC EUR versus PLN		5.000	09/09/2024	16,568	261	213
MYI	Put - OTC USD versus BRL	BRL	4.700	11/10/2023	534	117	20
	Put - OTC USD versus MXN	MXN	17.080	12/07/2023	15,315	136	108
UAG	Call - OTC USD versus ZAR	ZAR	20.500	10/09/2023	26,620	371	4

						$2,105	$1,508

42	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

STRADDLE OPTIONS

Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 6-Month vs. 6-Month Forward Volatility Agreement	0.000%	12/27/2023	10,200	$0	$(12)
	Call & Put - OTC 6-Month vs. 6-Month Forward Volatility Agreement	0.000	12/27/2023	10,200	0	11
CBK	Call & Put - OTC 6-Month vs. 6-Month Forward Volatility Agreement	0.000	12/20/2023	31,100	0	(51)
	Call & Put - OTC 6-Month vs. 6-Month Forward Volatility Agreement	0.000	12/29/2023	9,400	0	11
MYI	Call & Put - OTC 6-Month vs. 6-Month Forward Volatility Agreement	0.000	12/27/2023	14,150	0	15

					$0	$(26)

Total Purchased Options					$2,105	$1,482

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC USD versus IDR	IDR	14,950.000	06/06/2024	4,685	$(158)	$(206)
	Put - OTC USD versus IDR		14,950.000	06/06/2024	4,685	(143)	(41)
MYI	Call - OTC USD versus IDR		15,370.000	08/13/2024	3,506	(112)	(113)
	Put - OTC USD versus IDR		15,370.000	08/13/2024	3,506	(112)	(77)
	Put - OTC USD versus MXN	MXN	16.550	12/07/2023	15,315	(43)	(23)
	Call - OTC USD versus MXN		19.500	03/07/2024	16,405	(185)	(186)
NGF	Call - OTC USD versus IDR	IDR	15,370.000	08/13/2024	5,945	(190)	(192)
	Put - OTC USD versus IDR		15,370.000	08/13/2024	5,945	(190)	(130)

						$(1,133)	$(968)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	300	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,200	(4)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	1,500	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	1,500	(6)	(8)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	3,100	(7)	(7)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480%	10/27/2023	3,100	$(7)	$(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	1,900	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	1,900	(7)	(11)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	2,100	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	2,100	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	2,300	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	2,300	(8)	(22)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	600	(2)	(12)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	1,900	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	1,900	(5)	(5)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	2,000	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	2,000	(8)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	1,800	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	1,800	(6)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,700	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,700	(7)	(9)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	2,200	(6)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	2,200	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,500	(6)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,500	(6)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,200	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,200	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	600	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	600	(3)	(7)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	500	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	500	(3)	(16)

44	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480%	10/12/2023	400	$(2)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	400	(2)	(11)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	1,200	(6)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	1,200	(6)	(35)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,200	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,200	(4)	(13)

							$(204)	$(279)

Total Written Options							$(1,337)	$(1,247)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2024	1.779%	$800	$49	$(42)	$7	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BPS	Poland Government International Bond	1.000%	Quarterly	12/20/2023	0.114%	$500	$2	$(1)	$1	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674	1,800	(3)	5	2	0
CBK	Petroleos Mexicanos	1.000	Quarterly	06/20/2024	2.634	7,300	(226)	144	0	(82)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.033	8,000	0	359	359	0
GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114	1,000	4	(2)	2	0
	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.157	3,000	13	6	19	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	5,300	(119)	84	0	(35)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.492	500	(18)	17	0	(1)

							$(347)	$612	$383	$(118)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.300% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	06/20/2025	$59,068	PHP 3,374,000	$(308)	$(40)	$0	$(348)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.445% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/20/2028	8,380	476,650	(12)	196	184	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 5.425% based on the notional amount of currency received	Floating rate equal to 3-Month PHP-LIBOR based on the notional amount of currency delivered	Maturity	12/20/2028	2,763	157,120	(3)	14	11	0

							$(323)	$170	$195	$(348)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.963%	Annual	02/16/2028	ILS	28,700	$0	$(655)	$0	$(655)
	Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028		73,800	0	2,884	2,884	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	(453)	0	(453)
	Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030		19,500	0	(1,104)	0	(1,104)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	MYR	19,900	6	(67)	0	(61)
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	353	353	0
	Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	(20)	0	(20)
	Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026		1,400	0	(36)	0	(36)
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024		12,800	0	(48)	0	(48)
	Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	444	444	0
	Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	1,659	1,659	0
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(1,158)	0	(1,158)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(1,059)	0	(1,059)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	562	562	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	(554)	0	(554)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	1,034	1,034	0
	Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	734	734	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(13)	0	(13)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	374	336	0

46	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CKL	Pay	3-Month ILS-TELBOR	2.100%	Annual	06/20/2028	ILS	11,000	$(36)	$(220)	$0	$(256)
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	870	870	0
GLM	Receive	1-Year BRL-CDI	11.708	Maturity	01/02/2025	BRL	30,800	0	30	30	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	335	332	0
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024	ILS	171,400	0	(640)	0	(640)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	459	459	0
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	75	75	0
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	574	574	0
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	(658)	0	(658)
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(353)	0	(353)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	(73)	0	(73)
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(885)	0	(885)
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	797	797	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	(253)	0	(253)
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	1,021	1,021	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	624	624	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(1,425)	0	(1,425)
	Pay	6-Month CLP-CHILIBOR(9)	3.830	Semi-Annual	05/22/2029		6,734,700	0	(902)	0	(902)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(513)	0	(513)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(279)	0	(279)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(225)	0	(225)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2026	MYR	154,522	(187)	(51)	0	(238)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2028		95,063	54	60	114	0
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	(437)	0	(437)
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	(449)	0	(449)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	21	22	0
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	765	765	0
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	933	933	0
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	(401)	0	(401)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	605	605	0

								$(203)	$2,282	$15,227	$(13,148)

Total Swap Agreements								$(824)	$3,022	$15,812	$(13,614)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)	$0	$(5)
BOA	1,074	181	3,068	4,323	(630)	0	(2,621)	(3,251)	1,072	0	1,072
BPS	2,232	0	356	2,588	(1,348)	(26)	(56)	(1,430)	1,158	(604)	554
BRC	137	0	2,103	2,240	(1,714)	(33)	(1,206)	(2,953)	(713)	983	270
BSH	1,244	0	562	1,806	(618)	0	(1,059)	(1,677)	129	(300)	(171)
CBK	5,564	43	2,111	7,718	(1,706)	(31)	(649)	(2,386)	5,332	(5,181)	151
CKL	0	0	0	0	0	0	(256)	(256)	(256)	0	(256)
CLY	304	0	0	304	(651)	0	0	(651)	(347)	269	(78)
DUB	1,307	0	1,229	2,536	(1,215)	0	0	(1,215)	1,321	(1,120)	201
FAR	458	0	0	458	(412)	(12)	0	(424)	34	0	34
GLM	4,433	215	3,923	8,571	(3,484)	(65)	(6,206)	(9,755)	(1,184)	1,317	133
GST	0	0	135	135	0	0	(238)	(238)	(103)	771	668
HUS	0	0	22	22	0	0	(886)	(886)	(864)	1,367	503
JPM	2,044	896	2,303	5,243	(1,777)	(345)	(437)	(2,559)	2,684	(2,088)	596

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
MBC	$677	$0	$0	$677	$(491)	$0	$0	$(491)	$186	$(260)	$(74)
MYC	0	0	0	0	0	(14)	0	(14)	(14)	0	(14)
MYI	693	143	0	836	(1,342)	(399)	0	(1,741)	(905)	816	(89)
NGF	7	0	0	7	(13)	(322)	0	(335)	(328)	324	(4)
RBC	3	0	0	3	(108)	0	0	(108)	(105)	44	(61)
SCX	920	0	0	920	(2,571)	0	0	(2,571)	(1,651)	2,156	505
SOG	45	0	0	45	(35)	0	0	(35)	10	20	30
SSB	374	0	0	374	(14)	0	0	(14)	360	(290)	70
TOR	67	0	0	67	(539)	0	0	(539)	(472)	612	140
UAG	301	4	0	305	(573)	0	0	(573)	(268)	301	33

Total Over the Counter	$21,884	$1,482	$15,812	$39,178	$(19,246)	$(1,247)	$(13,614)	$(34,107)

(n)

Securities with an aggregate market value of $8,982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

48	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$70	$70
Swap Agreements	0	41	0	0	2,047	2,088

	$0	$41	$0	$0	$2,117	$2,158

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,884	$0	$21,884
Purchased Options	0	0	0	1,482	0	1,482
Swap Agreements	0	390	0	195	15,227	15,812

	$0	$390	$0	$23,561	$15,227	$39,178

	$0	$431	$0	$23,561	$17,344	$41,336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	87	87
Swap Agreements	0	1	0	0	2,485	2,486

	$0	$1	$0	$0	$2,585	$2,586

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,246	$0	$19,246
Written Options	0	0	0	968	279	1,247
Swap Agreements	0	118	0	348	13,148	13,614

	$0	$118	$0	$20,562	$13,427	$34,107

	$0	$119	$0	$20,562	$16,012	$36,693

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$227	$227
Futures	0	0	0	0	167	167
Swap Agreements	0	340	0	0	15,220	15,560

	$0	$340	$0	$0	$15,614	$15,954

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,862)	$0	$(10,862)
Purchased Options	0	0	0	1,866	0	1,866
Written Options	0	0	0	641	629	1,270
Swap Agreements	0	(1,192)	0	0	869	(323)

	$0	$(1,192)	$0	$(8,355)	$1,498	$(8,049)

	$0	$(852)	$0	$(8,355)	$17,112	$7,905

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(161)	$(161)
Futures	0	0	0	0	471	471
Swap Agreements	0	178	0	0	(6,993)	(6,815)

	$0	$178	$0	$0	$(6,683)	$(6,505)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,624	$0	$2,624
Purchased Options	0	0	0	(2,866)	0	(2,866)
Written Options	0	0	0	275	(149)	126
Swap Agreements	0	441	0	169	(392)	218

	$0	$441	$0	$202	$(541)	$102

	$0	$619	$0	$202	$(7,224)	$(6,403)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$0	$5,418	$5,418
Brazil
Corporate Bonds & Notes	0	26,721	369	27,090
Sovereign Issues	0	105,800	0	105,800
Cayman Islands
Asset-Backed Securities	0	9,198	0	9,198
Corporate Bonds & Notes	0	5,066	0	5,066
Chile
Sovereign Issues	0	44,275	0	44,275
China
Sovereign Issues	0	87,413	0	87,413
Colombia
Corporate Bonds & Notes	0	253	0	253
Sovereign Issues	0	42,433	0	42,433
Czech Republic
Sovereign Issues	0	67,978	0	67,978
Dominican Republic
Sovereign Issues	0	60,525	0	60,525
Ecuador
Sovereign Issues	0	4,925	0	4,925
Hungary
Sovereign Issues	0	19,062	0	19,062

50	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Indonesia
Sovereign Issues	$0	$103,802	$0	$103,802
Ireland
Asset-Backed Securities	0	831	0	831
Israel
Sovereign Issues	0	5,403	0	5,403
Ivory Coast
Loan Participations and Assignments	0	0	3,200	3,200
Jersey, Channel Islands
Corporate Bonds & Notes	0	9,647	0	9,647
Luxembourg
Common Stocks	0	0	549	549
Corporate Bonds & Notes	0	748	335	1,083
Malaysia
Sovereign Issues	0	95,205	0	95,205
Mexico
Sovereign Issues	0	142,528	0	142,528
Netherlands
Sovereign Issues	0	1,234	0	1,234
Peru
Corporate Bonds & Notes	0	4,917	0	4,917
Sovereign Issues	0	44,993	0	44,993
Philippines
Sovereign Issues	0	920	0	920
Poland
Sovereign Issues	0	110,482	0	110,482
Qatar
Corporate Bonds & Notes	0	0	6	6
Loan Participations and Assignments	0	0	9,500	9,500
Romania
Sovereign Issues	0	49,432	0	49,432
Russia
Sovereign Issues	0	3,779	0	3,779
Serbia
Loan Participations and Assignments	0	0	3,687	3,687
Sovereign Issues	0	2,778	0	2,778
South Africa
Corporate Bonds & Notes	0	8,605	10,276	18,881
Sovereign Issues	0	158,234	0	158,234
Supranational
Corporate Bonds & Notes	0	43,497	0	43,497
Tanzania
Loan Participations and Assignments	0	4,170	0	4,170
Thailand
Sovereign Issues	0	103,826	0	103,826
Turkey
Loan Participations and Assignments	0	7,602	0	7,602
United Arab Emirates
Loan Participations and Assignments	0	0	9,035	9,035
United Kingdom
Non-Agency Mortgage-Backed Securities	0	6,316	0	6,316
United States
Asset-Backed Securities	0	72,933	0	72,933
Common Stocks	0	0	89	89
Corporate Bonds & Notes	0	1,358	0	1,358
Loan Participations and Assignments	0	0	7,678	7,678
Non-Agency Mortgage-Backed Securities	0	28,634	458	29,092
Sovereign Issues	0	17,769	0	17,769
U.S. Government Agencies	0	66,625	0	66,625

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Uruguay
Sovereign Issues	$0	$8,644	$0	$8,644
Zambia
Sovereign Issues	0	5,280	0	5,280
Short-Term Instruments
Certificates of Deposit	0	28,690	0	28,690
Repurchase Agreements	0	8,260	0	8,260
Japan Treasury Bills	0	4,821	0	4,821
U.S. Treasury Bills	0	11,672	0	11,672

	$0	$1,637,284	$50,600	$1,687,884

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,979	$0	$0	$39,979

Total Investments	$39,979	$1,637,284	$50,600	$1,727,863

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	70	2,088	0	2,158
Over the counter	0	38,819	359	39,178

	$70	$40,907	$359	$41,336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(2,324)	0	(2,405)
Over the counter	0	(34,107)	0	(34,107)

	$(81)	$(36,431)	$0	$(36,512)

Total Financial Derivative Instruments	$(11)	$4,476	$359	$4,824

Totals	$39,968	$1,641,760	$50,959	$1,732,687

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$5,338	$0	$24	$0	$56	$0	$0	$5,418	$55
Brazil
Corporate Bonds & Notes	510	0	0	(62)	0	(79)	0	0	369	(78)
France
Corporate Bonds & Notes	1,378	0	(1,393)	4	157	(146)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	3,198	0	0	0	0	2	0	0	3,200	1
Luxembourg
Common Stocks	0	300	0	0	0	249	0	0	549	249
Corporate Bonds & Notes	339	0	0	2	0	(6)	0	0	335	(6)
Qatar
Corporate Bonds & Notes	7	0	(1)	0	0	0	0	0	6	0
Loan Participations and Assignments	9,488	0	0	37	0	(25)	0	0	9,500	(26)

52	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Russia
Sovereign Issues	$778	$0	$0	$0	$0	$3,001	$0	$(3,779)	$0	$0
Serbia
Loan Participations and Assignments	0	3,662	0	0	0	25	0	0	3,687	25
South Africa
Corporate Bonds & Notes	10,969	0	0	0	0	(693)	0	0	10,276	(693)
Turkey
Loan Participations and Assignments	7,620	0	0	8	0	(26)	0	(7,602)	0	0
United Arab Emirates
Loan Participations and Assignments	8,969	0	0	(20)	0	86	0	0	9,035	85
United States
Common Stocks	89	0	0	0	0	0	0	0	89	0
Loan Participations and Assignments	7,458	0	0	0	0	220	0	0	7,678	220
Non-Agency Mortgage-Backed Securities	0	1	0	0	0	0	457	0	458	0
Short-Term Instruments
Certificates of Deposit	1,136	0	(588)	(1)	74	10	0	(631)	0	0

	$51,939	$9,301	$(1,982)	$(8)	$231	$2, 674	$457	$(12,012)	$50,600	$(168)

Financial Derivative Instruments - Assets
Over the counter	$3	$0	$(3)	$0	$0	$359	$0	$0	$359	$359

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$6	$0	$0	$0	$(3)	$0	$0	$0	$0

Totals	$51,939	$9,307	$(1,985)	$(8)	$231	$3,030	$457	$(12,012)	$50,959	$191

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$5,418	Discounted Cash Flow	Discount Rate	0.037	—
Brazil
Corporate Bonds & Notes	369	Reference Instrument	Price	6.320	—
Ivory Coast
Loan Participations and Assignments	3,200	Indicative Market Quotation	Broker Quote	97.500	—
Luxembourg
Common Stocks	549	Indicative Market Quotation	Broker Quote	$26.250	—
Corporate Bonds & Notes	335	Discounted Cash Flow	Discount Rate	15.480	—
Qatar
Corporate Bonds & Notes	6	Discounted Cash Flow	Discount Rate	6.955	—
Loan Participations and Assignments	9,500	Other Valuation Techniques(3)	—	—	—

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Schedule of Investments PIMCO Emerging Markets Local Currency and  Bond Fund (Cont.)

(Unaudited)

September 30, 2023

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Serbia
Loan Participations and Assignments	$3,687	Discounted Cash Flow	Discount Rate		7.764	—
South Africa
Corporate Bonds & Notes	10,276	Discounted Cash Flow	Discount Rate		9.930	—
United Arab Emirates
Loan Participations and Assignments	9,035	Third Party Vendor	Broker Quote		101.000	—
United States
Common Stocks	89	Comparable Companies	EBITDA Multiple	X	5.394	—
Loan Participations and Assignments	7,678	Proxy Pricing	Base Price		99.543	—
Non-Agency Mortgage-Backed Securities	458	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—

Financial Derivative Instruments - Assets
Over the counter	359	Indicative Market Quotation	Broker Quote		3.271	—

Total	$50,959

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

54	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO Emerging Markets Local Currency and Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

56	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

September 30, 2023

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

58	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

September 30, 2023

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Notes to Financial Statements (Cont.)

Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

60	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

September 30, 2023

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Notes to Financial Statements (Cont.)

gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral

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performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security. Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$30,300	$795	$0	$0	$252	$31,347	$795	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$15,116	$770,487	$(777,000)	$28	$1	$8,632	$1,487	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Bank Obligations  The Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year)

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pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

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Notes to Financial Statements (Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming

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negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price.

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Notes to Financial Statements (Cont.)

Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date

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and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Notes to Financial Statements (Cont.)

Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Straddle Options (“Straddle”) are investment strategies that use combinations of options that allow the Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Notes to Financial Statements (Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with

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Notes to Financial Statements (Cont.)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value

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of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Notes to Financial Statements (Cont.)

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

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Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

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Notes to Financial Statements (Cont.)

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/

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or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements (Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general

82	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

September 30, 2023

obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

0.45%	0.45%	0.55%	0.65%(1)	0.60%	0.60%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Notes to Financial Statements (Cont.)

fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

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September 30, 2023

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $1,885.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Notes to Financial Statements (Cont.)

distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$93,643	$25,371	$848,703	$961,976

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Local Currency and Bond Fund
	Shares	Amount	Shares	Amount

	Six Months Ended 09/30/2023		Year Ended 03/31/2023

Receipts for shares sold

Institutional Class	22,290	$129,056	163,730	$894,766

I-2	5,273	30,549	11,649	63,656

I-3	511	2,965	784	4,382

Class A	1,192	6,996	1,634	8,930

Class C	54	319	93	512

Issued as reinvestment of distributions

Institutional Class	6,497	37,421	14,189	76,863

I-2	399	2,298	634	3,440

I-3	35	202	40	215

Class A	139	802	237	1,285

Class C	7	38	10	54

Cost of shares redeemed

Institutional Class	(53,926)	(310,245)	(313,214)	(1,688,628)

I-2	(5,119)	(29,344)	(11,476)	(62,078)

I-3	(177)	(1,025)	(874)	(4,787)

Class A	(1,133)	(6,530)	(2,402)	(12,866)

Class C	(22)	(128)	(122)	(655)

Net increase (decrease) resulting from Fund share transactions	(23,980)	$(136,626)	(135,088)	$(714,911)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 39% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

86	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

September 30, 2023

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$263,892	$139,766

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,861,366	$87,371	$(230,764)	$(143,393)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc
BRC	Barclays Bank PLC	MEI	Merrill Lynch International
BSH	Banco Santander S.A. - New York Branch	MYC	Morgan Stanley Capital Services LLC
CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC
CDI	Natixis Singapore	NGF	Nomura Global Financial Products, Inc.
CKL	Citibank N.A. London	NOM	Nomura Securities International, Inc.
CLY	Crédit Agricole Corporate and Investment Bank	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London
FAR	Wells Fargo Bank National Association	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
AED	UAE Dirham	KZT	Kazakhstani Tenge
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
DKK	Danish Krone	RSD	Serbian Dinar
DOP	Dominican Peso	RUB	Russian Ruble
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KES	Kenyan Schilling	ZMW	Zambian Kwacha
KRW	South Korean Won

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate
EUR006M	6 Month EUR Swap Rate	SIBCSORA	Singapore Overnight Rate Average
IBR	Indicador Bancario de Referencia	US0006M	ICE 6-Month USD LIBOR

88	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	MIBOR	Mumbai Interbank Offered Rate
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BBR	Bank Bill Rate	PIK	Payment-in-Kind
BRL-CDI	Brazil Interbank Deposit Rate	PRIBOR	Prague Interbank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
JIBAR	Johannesburg Interbank Agreed Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
KORIBOR	Korea Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory

90	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

92	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	93

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the

94	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	95

Approval of Investment Advisory Contract and Other Agreements (Cont.)

at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

96	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

(Unaudited)

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by

PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

98	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Local Currency and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0237	$0.0000	$0.0000	$0.0237

May 2023	$0.0269	$0.0000	$0.0016	$0.0285

June 2023	$0.0292	$0.0000	$0.0000	$0.0292

July 2023	$0.0230	$0.0000	$0.0000	$0.0230

August 2023	$0.0244	$0.0000	$0.0000	$0.0244

September 2023	$0.0294	$0.0000	$0.0000	$0.0294

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0233	$0.0000	$0.0000	$0.0233

May 2023	$0.0264	$0.0000	$0.0016	$0.0280

June 2023	$0.0287	$0.0000	$0.0000	$0.0287

July 2023	$0.0225	$0.0000	$0.0000	$0.0225

August 2023	$0.0239	$0.0000	$0.0000	$0.0239

September 2023	$0.0289	$0.0000	$0.0000	$0.0289

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0231	$0.0000	$0.0000	$0.0231

May 2023	$0.0261	$0.0000	$0.0016	$0.0277

June 2023	$0.0284	$0.0000	$0.0000	$0.0284

July 2023	$0.0223	$0.0000	$0.0000	$0.0223

August 2023	$0.0237	$0.0000	$0.0000	$0.0237

September 2023	$0.0287	$0.0000	$0.0000	$0.0287

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0220	$0.0000	$0.0000	$0.0220

May 2023	$0.0250	$0.0000	$0.0015	$0.0265

June 2023	$0.0271	$0.0000	$0.0000	$0.0271

July 2023	$0.0211	$0.0000	$0.0000	$0.0211

August 2023	$0.0225	$0.0000	$0.0000	$0.0225

September 2023	$0.0275	$0.0000	$0.0000	$0.0275

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	99

Distribution Information (Cont.)

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0187	$0.0000	$0.0000	$0.0187

May 2023	$0.0216	$0.0000	$0.0013	$0.0229

June 2023	$0.0233	$0.0000	$0.0000	$0.0233

July 2023	$0.0176	$0.0000	$0.0000	$0.0176

August 2023	$0.0188	$0.0000	$0.0000	$0.0188

September 2023	$0.0239	$0.0000	$0.0000	$0.0239

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

100	PIMCO EMERGING MARKETS LOCAL CURRENCY AND BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4011SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO High Yield Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the period ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO HIGH YIELD FUND

Important Information About the PIMCO High Yield Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO High Yield Fund (Cont.)

Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking

4	PIMCO HIGH YIELD FUND

services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	04/27/18	01/16/95	01/13/97	01/13/97	12/31/02	Diversified

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO High Yield Fund (Cont.)

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

6	PIMCO HIGH YIELD FUND

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO High Yield Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	0.92%	9.34%	2.48%	3.77%	6.79%
PIMCO High Yield Fund I-2	0.87%	9.23%	2.38%	3.67%	6.68%
PIMCO High Yield Fund I-3	0.85%	9.17%	2.33%	3.62%	6.60%
PIMCO High Yield Fund Administrative Class	0.80%	9.07%	2.23%	3.51%	6.52%
PIMCO High Yield Fund Class A	0.75%	8.96%	2.13%	3.41%	6.39%
PIMCO High Yield Fund Class A (adjusted)	(3.03)%	4.87%	1.35%	3.01%	6.23%
PIMCO High Yield Fund Class C	0.38%	8.15%	1.36%	2.64%	5.60%
PIMCO High Yield Fund Class C (adjusted)	(0.60)%	7.15%	1.36%	2.64%	5.60%
PIMCO High Yield Fund Class R	0.62%	8.69%	1.87%	3.15%	6.12%
ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index	1.50%	9.65%	2.94%	4.16%	6.58%♦
Lipper High Yield Funds Average	1.92%	9.40%	2.44%	3.38%	6.13%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 12/31/1992.

ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index was first published on December 31, 1996. For periods prior to December 31, 1996, information is based on performance of the Fund’s prior primary benchmark, the ICE BofAML U.S. High Yield, Cash Pay BB-B Rated Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses) were 0.57% for Institutional Class shares, 0.67% for I-2 shares, 0.77% for I-3 shares, 0.82% for Administrative Class shares, 0.92% for Class A shares, 1.67% for Class C shares, and 1.17% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	I-2 - PHLPX	I-3 - PHNNX	Administrative Class - PHYAX
Class A - PHDAX	Class C - PHDCX	Class R - PHYRX

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	84.6%
U.S. Treasury Obligations	13.4%
Loan Participations and Assignments	1.1%
Mutual Funds	0.6%
Short-Term Instruments‡	0.3%
Other	0.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in high-yield investments (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. High yield investments include securities(i) rated below investment grade by each of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the support services sector, specifically related to building materials, contributed to performance, as prices of an overweight position within the sector rose.

»	Security selection in the consumer non-cyclicals sector contributed to performance, as prices of an overweight position within the sector rose.

»	Security selection in the cable/pay TV sector contributed to performance, as prices of an underweight position within the sector fell.
»	Security selection in the retailers sector detracted from performance, as prices of an overweight position within the sector fell.

»	Security selection in the commercial mortgage-backed securities (“CMBS”) and real-estate investment trusts (“REITs”) sector, specifically related to wireless towers, detracted from performance, as prices of an overweight position within the sector fell.

»	Security selection in the telecommunications sector detracted from performance, as prices of an overweight position within the sector fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO High Yield Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,009.20	$2.91	$1,000.00	$1,022.04	$2.92	0.58%
I-2	1,000.00	1,008.70	3.41	1,000.00	1,021.54	3.43	0.68
I-3	1,000.00	1,008.50	3.66	1,000.00	1,021.29	3.68	0.73
Administrative Class	1,000.00	1,008.00	4.16	1,000.00	1,020.79	4.18	0.83
Class A	1,000.00	1,007.50	4.65	1,000.00	1,020.29	4.68	0.93
Class C	1,000.00	1,003.80	8.39	1,000.00	1,016.55	8.45	1.68
Class R	1,000.00	1,006.20	5.90	1,000.00	1,019.05	5.94	1.18

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO HIGH YIELD FUND

Benchmark Description

Index*	Benchmark Description

ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index launched on 12/31/1996. The index performance shown prior to that date is calculated using the ICE BofAML U.S. High Yield, Cash Pay BB-B Rated Index, which was the Fund’s primary benchmark index from the Fund’s inception until 12/31/1996.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO High Yield Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$7.70	$0.20	$(0.13)	$0.07	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2023	8.51	0.39	(0.63)	(0.24)	(0.42)	(0.15)	0.00	(0.57)

03/31/2022	8.99	0.38	(0.45)	(0.07)	(0.41)	0.00	0.00	(0.41)

03/31/2021	7.94	0.38	1.07	1.45	(0.40)	0.00	0.00	(0.40)

03/31/2020	8.78	0.44	(0.83)	(0.39)	(0.44)	0.00	(0.01)	(0.45)

03/31/2019	8.72	0.46	0.07	0.53	(0.47)	0.00	0.00	(0.47)

I-2

04/01/2023 - 09/30/2023+	7.70	0.20	(0.13)	0.07	(0.22)	0.00	0.00	(0.22)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.37	(0.45)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.37	1.07	1.44	(0.39)	0.00	0.00	(0.39)

03/31/2020	8.78	0.43	(0.83)	(0.40)	(0.43)	0.00	(0.01)	(0.44)

03/31/2019	8.72	0.45	0.07	0.52	(0.46)	0.00	0.00	(0.46)

I-3

04/01/2023 - 09/30/2023+	7.70	0.20	(0.13)	0.07	(0.22)	0.00	0.00	(0.22)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.36	(0.44)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.36	1.08	1.44	(0.39)	0.00	0.00	(0.39)

03/31/2020	8.78	0.42	(0.82)	(0.40)	(0.43)	0.00	(0.01)	(0.44)

04/27/2018 - 03/31/2019	8.73	0.42	0.05	0.47	(0.42)	0.00	0.00	(0.42)

Administrative Class

04/01/2023 - 09/30/2023+	7.70	0.19	(0.13)	0.06	(0.21)	0.00	0.00	(0.21)

03/31/2023	8.51	0.37	(0.63)	(0.26)	(0.40)	(0.15)	0.00	(0.55)

03/31/2022	8.99	0.36	(0.45)	(0.09)	(0.39)	0.00	0.00	(0.39)

03/31/2021	7.94	0.36	1.07	1.43	(0.38)	0.00	0.00	(0.38)

03/31/2020	8.78	0.42	(0.83)	(0.41)	(0.42)	0.00	(0.01)	(0.43)

03/31/2019	8.72	0.43	0.08	0.51	(0.45)	0.00	0.00	(0.45)

Class A

04/01/2023 - 09/30/2023+	7.70	0.19	(0.13)	0.06	(0.21)	0.00	0.00	(0.21)

03/31/2023	8.51	0.36	(0.63)	(0.27)	(0.39)	(0.15)	0.00	(0.54)

03/31/2022	8.99	0.35	(0.45)	(0.10)	(0.38)	0.00	0.00	(0.38)

03/31/2021	7.94	0.35	1.07	1.42	(0.37)	0.00	0.00	(0.37)

03/31/2020	8.78	0.41	(0.83)	(0.42)	(0.41)	0.00	(0.01)	(0.42)

03/31/2019	8.72	0.43	0.07	0.50	(0.44)	0.00	0.00	(0.44)

12	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.55	0.92%	$6,593,423	0.58	%*	0.58	%*	0.55	%*	0.55	%*	5.30	%*	16%

7.70	(2.66)	6,421,111	0.57		0.57		0.55		0.55		4.98		25

8.51	(0.91)	8,042,209	0.56		0.56		0.55		0.55		4.23		26

8.99	18.49	9,472,559	0.56		0.56		0.55		0.55		4.30		29

7.94	(4.86)	6,130,559	0.57		0.57		0.55		0.55		4.94		34

8.78	6.27	6,741,939	0.59		0.59		0.55		0.55		5.30		21

7.55	0.87	365,967	0.68	*	0.68	*	0.65	*	0.65	*	5.20	*	16

7.70	(2.75)	408,267	0.67		0.67		0.65		0.65		4.88		25

8.51	(1.01)	499,207	0.66		0.66		0.65		0.65		4.14		26

8.99	18.37	482,815	0.66		0.66		0.65		0.65		4.21		29

7.94	(4.95)	317,936	0.67		0.67		0.65		0.65		4.84		34

8.78	6.16	355,451	0.69		0.69		0.65		0.65		5.20		21

7.55	0.85	14,060	0.73	*	0.78	*	0.70	*	0.75	*	5.17	*	16

7.70	(2.80)	9,027	0.72		0.77		0.70		0.75		4.90		25

8.51	(1.06)	19,694	0.71		0.76		0.70		0.75		4.02		26

8.99	18.31	50,922	0.71		0.76		0.70		0.75		4.08		29

7.94	(5.00)	9,015	0.72		0.77		0.70		0.75		4.81		34

8.78	5.57	3,991	0.74	*	0.79	*	0.70	*	0.75	*	5.21	*	21

7.55	0.80	311,308	0.83	*	0.83	*	0.80	*	0.80	*	5.06	*	16

7.70	(2.90)	302,888	0.82		0.82		0.80		0.80		4.74		25

8.51	(1.15)	354,288	0.81		0.81		0.80		0.80		3.98		26

8.99	18.20	393,891	0.81		0.81		0.80		0.80		4.05		29

7.94	(5.08)	281,004	0.82		0.82		0.80		0.80		4.69		34

8.78	6.00	449,135	0.84		0.84		0.80		0.80		5.03		21

7.55	0.75	467,606	0.93	*	0.93	*	0.90	*	0.90	*	4.95	*	16

7.70	(3.00)	511,871	0.92		0.92		0.90		0.90		4.64		25

8.51	(1.25)	626,661	0.91		0.91		0.90		0.90		3.89		26

8.99	18.08	666,590	0.91		0.91		0.90		0.90		3.98		29

7.94	(5.19)	579,375	0.92		0.92		0.90		0.90		4.59		34

8.78	5.90	710,419	0.94		0.94		0.90		0.90		4.95		21

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO High Yield Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$7.70	$0.16	$(0.13)	$0.03	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	8.51	0.30	(0.63)	(0.33)	(0.33)	(0.15)	0.00	(0.48)

03/31/2022	8.99	0.28	(0.45)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	7.94	0.28	1.07	1.35	(0.30)	0.00	0.00	(0.30)

03/31/2020	8.78	0.34	(0.83)	(0.49)	(0.34)	0.00	(0.01)	(0.35)

03/31/2019	8.72	0.36	0.07	0.43	(0.37)	0.00	0.00	(0.37)

Class R

04/01/2023 - 09/30/2023+	7.70	0.18	(0.13)	0.05	(0.20)	0.00	0.00	(0.20)

03/31/2023	8.51	0.34	(0.63)	(0.29)	(0.37)	(0.15)	0.00	(0.52)

03/31/2022	8.99	0.33	(0.45)	(0.12)	(0.36)	0.00	0.00	(0.36)

03/31/2021	7.94	0.33	1.07	1.40	(0.35)	0.00	0.00	(0.35)

03/31/2020	8.78	0.38	(0.82)	(0.44)	(0.39)	0.00	(0.01)	(0.40)

03/31/2019	8.72	0.41	0.07	0.48	(0.42)	0.00	0.00	(0.42)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.55	0.38%	$14,628	1.68	%*	1.68	%*	1.65	%*	1.65	%*	4.20	%*	16%

7.70	(3.73)	17,186	1.67		1.67		1.65		1.65		3.87		25

8.51	(1.99)	25,894	1.66		1.66		1.65		1.65		3.13		26

8.99	17.20	35,990	1.66		1.66		1.65		1.65		3.25		29

7.94	(5.90)	64,260	1.67		1.67		1.65		1.65		3.85		34

8.78	5.11	106,785	1.69		1.69		1.65		1.65		4.20		21

7.55	0.62	29,576	1.18	*	1.18	*	1.15	*	1.15	*	4.70	*	16

7.70	(3.24)	32,258	1.17		1.17		1.15		1.15		4.40		25

8.51	(1.50)	35,351	1.16		1.16		1.15		1.15		3.64		26

8.99	17.79	36,138	1.16		1.16		1.15		1.15		3.71		29

7.94	(5.42)	27,183	1.17		1.17		1.15		1.15		4.34		34

8.78	5.64	31,064	1.19		1.19		1.15		1.15		4.70		21

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$7,885,965
Investments in Affiliates	46,636

Financial Derivative Instruments
Exchange-traded or centrally cleared	235
Over the counter	2,228
Cash	44,205
Deposits with counterparty	42,397
Foreign currency, at value	1,556
Receivable for investments sold	9,018
Receivable for Fund shares sold	4,464
Interest and/or dividends receivable	122,029
Dividends receivable from Affiliates	1
Reimbursement receivable from PIMCO	25
Prepaid expenses	254
Other assets	1

Total Assets	8,159,014

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$186,582
Payable for sale-buyback transactions	3,116

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,263
Over the counter	673
Payable for investments purchased	137,285
Payable for investments in Affiliates purchased	1
Deposits from counterparty	1,943
Payable for Fund shares redeemed	23,739
Distributions payable	3,788
Accrued investment advisory fees	1,677
Accrued supervisory and administrative fees	2,091
Accrued distribution fees	82
Accrued servicing fees	110
Other liabilities	96

Total Liabilities	362,446

Net Assets	$7,796,568

Net Assets Consist of:

Paid in capital	$9,006,512
Distributable earnings (accumulated loss)	(1,209,944)

Net Assets	$7,796,568

Cost of investments in securities	$8,614,789
Cost of investments in Affiliates	$46,337
Cost of foreign currency held	$1,556
Cost or premiums of financial derivative instruments, net	$5,922

* Includes repurchase agreements of:	$5,364

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$6,593,423
I-2	365,967
I-3	14,060
Administrative Class	311,308
Class A	467,606
Class C	14,628
Class R	29,576

Shares Issued and Outstanding:

Institutional Class	872,756
I-2	48,442
I-3	1,861
Administrative Class	41,207
Class A	61,896
Class C	1,936
Class R	3,915

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.55
I-2	7.55
I-3	7.55
Administrative Class	7.55
Class A	7.55
Class C	7.55
Class R	7.55

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO High Yield Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$232,079
Dividends from Investments in Affiliates	559
Miscellaneous income	455
Total Income	233,093

Expenses:

Investment advisory fees	9,878
Supervisory and administrative fees	12,328
Distribution and/or servicing fees - Administrative Class	388
Distribution and/or servicing fees - Class A	606
Distribution and/or servicing fees - Class C	78
Distribution and/or servicing fees - Class R	79
Trustee fees	22
Interest expense	1,213
Miscellaneous expense	12
Total Expenses	24,604
Waiver and/or Reimbursement by PIMCO	(37)
Net Expenses	24,567

Net Investment Income (Loss)	208,526

Net Realized Gain (Loss):

Investments in securities	(155,805)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	29,612
Over the counter financial derivative instruments	(1,038)
Foreign currency	572

Net Realized Gain (Loss)	(126,662)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	5,188
Investments in Affiliates	304
Exchange-traded or centrally cleared financial derivative instruments	(11,052)
Over the counter financial derivative instruments	3,076
Foreign currency assets and liabilities	(60)

Net Change in Unrealized Appreciation (Depreciation)	(2,544)

Net Increase (Decrease) in Net Assets Resulting from Operations	$79,320

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$208,526	$411,796
Net realized gain (loss)	(126,662)	(300,135)
Net change in unrealized appreciation (depreciation)	(2,544)	(449,459)

Net Increase (Decrease) in Net Assets Resulting from Operations	79,320	(337,798)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(193,824)	(498,622)
I-2	(11,066)	(27,562)
I-3	(406)	(2,603)
Administrative Class	(8,644)	(22,759)
Class A	(13,245)	(37,428)
Class C	(369)	(1,187)
Class R	(821)	(2,218)

Total Distributions(a)	(228,375)	(592,379)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	243,015	(970,519)

Total Increase (Decrease) in Net Assets	93,960	(1,900,696)

Net Assets:

Beginning of period	7,702,608	9,603,304
End of period	$7,796,568	$7,702,608

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO High Yield Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

AP Core Holdings LLC
10.931% due 09/01/2027	$14,550	$14,256

Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK)
18.000% due 08/02/2027 (b)	3,053	2,997

Diamond Sports Group LLC
TBD% - 10.684% due 08/24/2026	7,258	174

DirecTV Financing LLC
10.431% due 08/02/2027	23,324	22,848

Dun & Bradstreet Corp.
8.167% due 02/06/2026	8,553	8,550

McAfee LLC
9.180% due 03/01/2029	9,875	9,662

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~	15,641	15,633

U.S. Renal Care, Inc.
10.607% due 06/20/2028	19,098	12,795

Worldpay LLC
TBD% due 09/20/2030	4,050	4,052

Total Loan Participations and Assignments (Cost $97,140)		90,967

CORPORATE BONDS & NOTES 86.1%

BANKING & FINANCE 9.3%

Allied Universal Holdco LLC
4.625% due 06/01/2028	8,675	7,233
6.625% due 07/15/2026	4,000	3,796

Ally Financial, Inc.
8.000% due 11/01/2031	20,000	20,211

AmWINS Group, Inc.
4.875% due 06/30/2029	10,000	8,775

BNP Paribas SA
8.500% due 08/14/2028 •(f)(h)	8,000	7,847

Brandywine Operating Partnership LP
3.950% due 11/15/2027	600	497
4.550% due 10/01/2029	300	234

Burford Capital Global Finance LLC
9.250% due 07/01/2031	28,025	28,466

Coinbase Global, Inc.
3.375% due 10/01/2028	4,000	2,886

CTR Partnership LP
3.875% due 06/30/2028	10,000	8,562

Curo Group Holdings Corp.
7.500% due 08/01/2028	2,575	1,036

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	$5,000	$4,619
8.875% due 09/01/2031	3,125	3,026

Diversified Healthcare Trust
9.750% due 06/15/2025	160	154

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	15,000	13,401
2.900% due 02/16/2028	7,600	6,480
2.900% due 02/10/2029	15,000	12,327
3.375% due 11/13/2025	11,500	10,680
3.664% due 09/08/2024	5,100	4,939
4.000% due 11/13/2030	25,000	20,903
4.125% due 08/17/2027	19,500	17,777
4.134% due 08/04/2025	17,500	16,610
4.271% due 01/09/2027	8,000	7,397
4.389% due 01/08/2026	3,975	3,756
4.542% due 08/01/2026	5,000	4,698
5.113% due 05/03/2029	10,000	9,164
5.125% due 06/16/2025	17,250	16,714
5.584% due 03/18/2024	11,850	11,787
7.200% due 06/10/2030	3,000	3,019
7.350% due 11/04/2027	2,800	2,862
7.350% due 03/06/2030	3,050	3,092

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	7,350	6,671
6.500% due 10/01/2025	8,500	8,362

Freedom Mortgage Corp.
6.625% due 01/15/2027	4,900	4,312
7.625% due 05/01/2026	5,400	5,039
12.000% due 10/01/2028	26,200	26,673
12.250% due 10/01/2030	18,375	18,805

Greystar Real Estate Partners LLC
7.750% due 09/01/2030	4,800	4,747

HAT Holdings LLC
3.375% due 06/15/2026	19,768	17,592
3.750% due 09/15/2030	12,050	9,236

Howard Hughes Corp.
4.125% due 02/01/2029	15,000	12,015
4.375% due 02/01/2031	10,000	7,685
5.375% due 08/01/2028	6,000	5,294

Hudson Pacific Properties LP
5.950% due 02/15/2028	200	167

Icahn Enterprises LP
5.250% due 05/15/2027	2,825	2,486
6.250% due 05/15/2026	7,750	7,209

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	22,000	16,229
5.710% due 01/15/2026	7,400	7,068
7.700% due 09/17/2025 •(f)(h)	21,000	19,741

LFS Topco LLC
5.875% due 10/15/2026	7,000	6,006

Midcap Financial Issuer Trust
5.625% due 01/15/2030	5,000	3,883
6.500% due 05/01/2028	5,750	4,970

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		$5,000	$4,066
5.500% due 08/15/2028		8,000	7,065
5.750% due 11/15/2031		5,000	4,143

NCL Finance Ltd.
6.125% due 03/15/2028		12,957	11,450

Nexi SpA
1.625% due 04/30/2026	EUR	5,000	4,834
2.125% due 04/30/2029 (j)		5,000	4,403

OneMain Finance Corp.
3.500% due 01/15/2027		$8,500	7,287
4.000% due 09/15/2030		8,500	6,388
5.375% due 11/15/2029		7,000	5,871
6.125% due 03/15/2024		2,000	1,996
6.625% due 01/15/2028		5,000	4,619
6.875% due 03/15/2025		10,000	9,930
7.125% due 03/15/2026		10,000	9,804
9.000% due 01/15/2029		9,850	9,828

Oxford Finance LLC
6.375% due 02/01/2027		11,664	10,853

Park Intermediate Holdings LLC
4.875% due 05/15/2029		2,000	1,694
5.875% due 10/01/2028		2,750	2,516
7.500% due 06/01/2025		7,000	6,997

Paysafe Finance PLC
4.000% due 06/15/2029 (j)		18,000	15,125

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		12,000	9,720
5.750% due 09/15/2031		7,000	5,734

PRA Group, Inc.
7.375% due 09/01/2025		12,567	12,252

Provident Funding Associates LP
6.375% due 06/15/2025		7,000	6,267

RHP Hotel Properties LP
4.500% due 02/15/2029		12,000	10,298
4.750% due 10/15/2027		10,000	9,110

RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,263
4.000% due 09/15/2029		15,700	12,875

Rocket Mortgage LLC
3.625% due 03/01/2029		2,500	2,069
3.875% due 03/01/2031		7,000	5,591
4.000% due 10/15/2033		10,000	7,565

SBA Communications Corp.
3.125% due 02/01/2029		20,000	16,701
3.875% due 02/15/2027		20,750	19,032

Service Properties Trust
3.950% due 01/15/2028		4,514	3,522
5.500% due 12/15/2027		5,486	4,695
7.500% due 09/15/2025		10,000	9,836

			723,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 72.3%

180 Medical, Inc.
3.875% due 10/15/2029		$10,000	$8,461

Academy Ltd.
6.000% due 11/15/2027		10,000	9,463

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028		15,000	13,967

Acushnet Co.
7.375% due 10/15/2028 (a)		1,625	1,637

AdaptHealth LLC
4.625% due 08/01/2029		6,000	4,612
5.125% due 03/01/2030		7,000	5,430
6.125% due 08/01/2028		7,000	6,051

Adient Global Holdings Ltd.
4.875% due 08/15/2026		15,000	14,164

ADT Security Corp.
4.125% due 08/01/2029		4,000	3,387
4.875% due 07/15/2032		11,000	9,199

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		20,000	17,245

Air Canada
3.875% due 08/15/2026		10,000	9,085
4.625% due 08/15/2029	CAD	7,150	4,649

Albertsons Cos., Inc.
3.500% due 03/15/2029		$5,900	5,035
7.500% due 03/15/2026		3,079	3,125

Albion Financing SARL
6.125% due 10/15/2026		12,675	11,986

Allegiant Travel Co.
7.250% due 08/15/2027		27,500	25,919

Allison Transmission, Inc.
3.750% due 01/30/2031		7,500	6,071
4.750% due 10/01/2027		5,000	4,619
5.875% due 06/01/2029		7,000	6,608

Altice Financing SA
3.000% due 01/15/2028	EUR	4,000	3,579
4.250% due 08/15/2029		5,000	4,427
5.750% due 08/15/2029		$15,000	12,312

Altice France Holding SA
6.000% due 02/15/2028		10,000	4,959

Altice France SA
5.125% due 01/15/2029		23,500	16,740
5.125% due 07/15/2029		23,000	16,385
5.500% due 01/15/2028		25,000	19,294
5.500% due 10/15/2029		11,250	8,107
8.125% due 02/01/2027		15,250	13,543

AMC Networks, Inc.
4.250% due 02/15/2029		12,500	7,688
4.750% due 08/01/2025		18,800	17,369
5.000% due 04/01/2024		1,563	1,543

American Airlines Pass-Through Trust
3.375% due 11/01/2028		3,123	2,789

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc.
5.500% due 04/20/2026		$40,150	$39,249
5.750% due 04/20/2029		38,450	35,792
7.250% due 02/15/2028		10,500	10,050

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		15,500	12,933
4.000% due 01/15/2028		20,000	17,751

Amsted Industries, Inc.
4.625% due 05/15/2030		10,125	8,595

Antero Resources Corp.
5.375% due 03/01/2030		10,000	9,219

Apache Corp.
4.875% due 11/15/2027		12,500	11,709

APi Group DE, Inc.
4.125% due 07/15/2029		20,750	17,463

Aramark Services, Inc.
5.000% due 02/01/2028		9,000	8,333
6.375% due 05/01/2025		5,500	5,588

Arches Buyer, Inc.
4.250% due 06/01/2028		20,000	17,076

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		7,000	5,844
4.000% due 09/01/2029		10,000	7,839

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		7,000	6,303
7.000% due 11/01/2026		5,000	4,889
8.250% due 12/31/2028		3,000	2,971

ATS Corp.
4.125% due 12/15/2028		10,000	8,864

Avantor Funding, Inc.
3.875% due 11/01/2029		5,500	4,707
4.625% due 07/15/2028		17,500	15,973

Avient Corp.
5.750% due 05/15/2025		6,250	6,142
7.125% due 08/01/2030		11,000	10,820

Axalta Coating Systems Dutch Holding B BV
3.750% due 01/15/2025	EUR	250	261

Axalta Coating Systems LLC
3.375% due 02/15/2029		$16,000	13,336
4.750% due 06/15/2027		8,000	7,442

B&G Foods, Inc.
8.000% due 09/15/2028		11,000	11,029

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		20,175	17,288
3.875% due 01/15/2028		20,000	17,957
4.000% due 10/15/2030		40,900	34,035
4.375% due 01/15/2028		9,000	8,121
5.750% due 04/15/2025		5,000	4,967

Ball Corp.
2.875% due 08/15/2030		17,000	13,493
3.125% due 09/15/2031		6,500	5,099
4.000% due 11/15/2023		2,000	1,993
5.250% due 07/01/2025		7,500	7,363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bath & Body Works, Inc.
6.625% due 10/01/2030	$12,000	$11,263
6.875% due 11/01/2035	20,000	17,885

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028	23,400	23,499

Bausch Health Cos., Inc.
5.500% due 11/01/2025	16,000	14,195

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027	21,000	19,970

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	10,000	8,558
4.500% due 11/15/2026	5,000	4,674
6.500% due 08/01/2030	2,600	2,522

BellRing Brands, Inc.
7.000% due 03/15/2030	5,000	4,930

Block, Inc.
2.750% due 06/01/2026	2,500	2,251
3.500% due 06/01/2031	12,000	9,441

Bombardier, Inc.
7.125% due 06/15/2026	12,000	11,638
7.500% due 03/15/2025	4,563	4,549
7.500% due 02/01/2029	10,000	9,503
7.875% due 04/15/2027	10,000	9,766

Boyd Gaming Corp.
4.750% due 12/01/2027	7,000	6,457
4.750% due 06/15/2031	10,000	8,522

Buckeye Partners LP
4.125% due 03/01/2025	7,000	6,658
4.500% due 03/01/2028	5,200	4,569
5.850% due 11/15/2043	2,625	1,919

Builders FirstSource, Inc.
4.250% due 02/01/2032	7,000	5,749
5.000% due 03/01/2030	12,000	10,713

Cable One, Inc.
4.000% due 11/15/2030	7,000	5,339

Cablevision Lightpath LLC
3.875% due 09/15/2027	6,000	5,017
5.625% due 09/15/2028	7,000	5,382

Caesars Entertainment, Inc.
4.625% due 10/15/2029	20,000	16,965
6.250% due 07/01/2025	14,250	14,067
7.000% due 02/15/2030	9,250	9,011

Caesars Resort Collection LLC
5.750% due 07/01/2025	5,000	4,983

Callon Petroleum Co.
7.500% due 06/15/2030	9,000	8,738

Camelot Finance SA
4.500% due 11/01/2026	12,500	11,554

Capstone Borrower, Inc.
8.000% due 06/15/2030	8,000	7,817

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	18,701	16,717

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carnival Corp.
4.000% due 08/01/2028		$25,500	$22,131
5.750% due 03/01/2027		30,000	27,183
6.000% due 05/01/2029		13,500	11,531
7.000% due 08/15/2029		7,400	7,304
7.625% due 03/01/2026 (j)		16,000	15,576

Cascades, Inc.
5.125% due 01/15/2026		7,000	6,719
5.375% due 01/15/2028		7,500	6,937

Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	5,000	4,440
3.125% due 02/15/2029		$15,750	12,932
3.500% due 04/01/2030		7,600	6,267
5.000% due 07/15/2027		7,000	6,429

CCO Holdings LLC
4.250% due 02/01/2031		30,000	23,910
4.250% due 01/15/2034		15,000	11,060
4.500% due 08/15/2030		27,750	22,814
4.500% due 05/01/2032		25,000	19,647
4.500% due 06/01/2033		25,000	19,156
4.750% due 03/01/2030		27,000	22,699
5.000% due 02/01/2028		17,500	15,912
5.125% due 05/01/2027		10,000	9,328
5.375% due 06/01/2029		12,500	11,228

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		13,950	13,460

CDI Escrow Issuer, Inc.
5.750% due 04/01/2030		15,000	13,571

Cedar Fair LP
5.250% due 07/15/2029		7,500	6,527

Central Garden & Pet Co.
4.125% due 10/15/2030		5,000	4,174
5.125% due 02/01/2028		1,500	1,402

Central Parent LLC
8.000% due 06/15/2029		11,000	10,969

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		3,200	2,907

Chesapeake Energy Corp.
5.500% due 02/01/2026		6,000	5,812
5.875% due 02/01/2029		4,650	4,380
6.750% due 04/15/2029		30,000	29,388

Churchill Downs, Inc.
4.750% due 01/15/2028		15,000	13,545
5.500% due 04/01/2027		5,000	4,771
6.750% due 05/01/2031		5,000	4,731

Cinemark USA, Inc.
5.250% due 07/15/2028		8,700	7,733
5.875% due 03/15/2026		1,975	1,898

Citgo Petroleum Corp.
8.375% due 01/15/2029		14,800	14,791

Clarios Global LP
4.375% due 05/15/2026	EUR	4,000	4,075
6.250% due 05/15/2026		$9,413	9,221
6.750% due 05/15/2028		17,450	17,055

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$20,000	$17,338
4.875% due 07/01/2029		9,825	8,386

Clean Harbors, Inc.
4.875% due 07/15/2027		5,000	4,717
6.375% due 02/01/2031		6,000	5,842

Clearwater Paper Corp.
4.750% due 08/15/2028		5,000	4,281
5.375% due 02/01/2025		3,000	2,914

Cloud Software Group, Inc.
6.500% due 03/31/2029		30,000	26,560

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		10,000	9,308
8.750% due 04/15/2030		17,250	14,820

Coherent Corp.
5.000% due 12/15/2029		7,100	6,166

CommScope, Inc.
4.750% due 09/01/2029		11,700	8,621
6.000% due 03/01/2026		3,000	2,804

Community Health Systems, Inc.
4.750% due 02/15/2031		17,000	12,055
5.250% due 05/15/2030		10,000	7,615
5.625% due 03/15/2027		18,750	16,106
6.000% due 01/15/2029		5,075	4,104
8.000% due 03/15/2026		10,000	9,542

Comstock Resources, Inc.
5.875% due 01/15/2030		7,000	6,068
6.750% due 03/01/2029		10,000	9,211

Connect Finco SARL
6.750% due 10/01/2026		10,000	9,339

Consolidated Communications, Inc.
5.000% due 10/01/2028		4,000	2,975

CoreLogic, Inc.
4.500% due 05/01/2028		9,482	7,208

Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	10,861
5.000% due 04/15/2026		$9,000	8,656
6.625% due 07/15/2030		13,975	13,660

Covanta Holding Corp.
4.875% due 12/01/2029		8,000	6,575
5.000% due 09/01/2030		5,000	4,001

CQP Holdco LP
5.500% due 06/15/2031		15,000	13,313

Crocs, Inc.
4.125% due 08/15/2031		14,000	10,848

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		15,000	12,648

Crown Americas LLC
4.250% due 09/30/2026		10,000	9,410
4.750% due 02/01/2026		5,000	4,807

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026		500	508

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSC Holdings LLC
3.375% due 02/15/2031	$10,000	$6,825
4.125% due 12/01/2030	10,000	7,087
5.375% due 02/01/2028	5,000	4,077
5.500% due 04/15/2027	12,000	10,301
6.500% due 02/01/2029	10,000	8,296

DaVita, Inc.
3.750% due 02/15/2031	22,000	16,743
4.625% due 06/01/2030	25,000	20,559

Diamond Foreign Asset Co.
8.500% due 10/01/2030	14,300	14,316

Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)	10,000	225

Directv Financing LLC
5.875% due 08/15/2027	28,600	25,324

DISH DBS Corp.
5.250% due 12/01/2026	21,000	17,886
5.750% due 12/01/2028	21,850	16,838
5.875% due 11/15/2024	13,500	12,587
7.750% due 07/01/2026	12,250	9,207

DISH Network Corp.
11.750% due 11/15/2027	20,000	20,179

DT Midstream, Inc.
4.125% due 06/15/2029	9,525	8,247
4.375% due 06/15/2031	13,250	11,157

Dun & Bradstreet Corp.
5.000% due 12/15/2029	9,000	7,770

Edgewell Personal Care Co.
4.125% due 04/01/2029	5,500	4,683
5.500% due 06/01/2028	4,500	4,162

Elanco Animal Health, Inc.
6.650% due 08/28/2028	10,000	9,750

Element Solutions, Inc.
3.875% due 09/01/2028	15,000	12,961

Embecta Corp.
5.000% due 02/15/2030	18,800	14,687

Emerald Debt Merger Sub LLC
6.625% due 12/15/2030	15,200	14,652

Energizer Holdings, Inc.
4.750% due 06/15/2028	7,500	6,487

EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,315
5.625% due 01/15/2028	2,200	2,082
6.500% due 09/01/2030	12,000	11,653

EnLink Midstream Partners LP
4.150% due 06/01/2025	4,768	4,556
4.850% due 07/15/2026	5,000	4,713
5.450% due 06/01/2047	6,375	4,988

EQM Midstream Partners LP
4.125% due 12/01/2026	4,000	3,706
4.500% due 01/15/2029	30,625	27,288
4.750% due 01/15/2031	17,450	15,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/15/2028	$5,000	$4,698
6.500% due 07/01/2027	17,900	17,497
6.500% due 07/15/2048	12,500	11,006
7.500% due 06/01/2030	5,750	5,781

FAGE International SA
5.625% due 08/15/2026	3,705	3,588

Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	8,486
6.750% due 01/15/2030	13,519	11,035

First Student Bidco, Inc.
4.000% due 07/31/2029	22,250	18,853

FMG Resources Pty. Ltd.
4.375% due 04/01/2031	6,605	5,443
5.875% due 04/15/2030	8,125	7,439
6.125% due 04/15/2032	26,325	23,977

Ford Motor Co.
3.250% due 02/12/2032	13,750	10,610
5.291% due 12/08/2046	3,600	2,741
6.100% due 08/19/2032	17,500	16,501

Fortrea Holdings, Inc.
7.500% due 07/01/2030	9,775	9,523

Forward Air Corp.
9.500% due 10/15/2031 (a)	42,125	42,130

Frontier Communications Holdings LLC
5.000% due 05/01/2028	8,500	7,268
5.875% due 10/15/2027	10,000	9,104
6.750% due 05/01/2029	10,000	7,707
8.750% due 05/15/2030	5,000	4,753

Gap, Inc.
3.625% due 10/01/2029	27,004	20,016
3.875% due 10/01/2031	17,400	12,246

Garda World Security Corp.
4.625% due 02/15/2027	12,000	10,992
6.000% due 06/01/2029	5,000	4,095
7.750% due 02/15/2028	6,000	5,888

Gartner, Inc.
3.625% due 06/15/2029	10,000	8,565
3.750% due 10/01/2030	5,000	4,201
4.500% due 07/01/2028	5,000	4,567

GFL Environmental, Inc.
3.500% due 09/01/2028	10,000	8,618
4.000% due 08/01/2028	10,000	8,748
4.250% due 06/01/2025	4,000	3,848
5.125% due 12/15/2026	2,500	2,384

goeasy Ltd.
4.375% due 05/01/2026	5,000	4,580
5.375% due 12/01/2024	8,500	8,380

GoTo Group, Inc.
5.500% due 09/01/2027	5,000	2,786

Graphic Packaging International LLC
3.500% due 03/15/2028	5,000	4,393
3.500% due 03/01/2029	5,000	4,226
3.750% due 02/01/2030	10,000	8,373
4.125% due 08/15/2024	5,000	4,896

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifols SA
4.750% due 10/15/2028		$7,600	$6,489

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (a)		14,100	14,138

Harbour Energy PLC
5.500% due 10/15/2026		1,450	1,354

Hawaiian Brand Intellectual Property Ltd.
5.750% due 01/20/2026		8,000	7,209

HCA, Inc.
8.360% due 04/15/2024		3,000	3,034

HealthEquity, Inc.
4.500% due 10/01/2029		5,000	4,313

Hertz Corp.
4.625% due 12/01/2026		5,000	4,437
5.000% due 12/01/2029		3,000	2,353

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		12,000	9,686
3.750% due 05/01/2029		8,000	6,927
4.000% due 05/01/2031		8,000	6,733
5.375% due 05/01/2025		5,000	4,925
5.750% due 05/01/2028		5,250	5,080

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		14,000	11,427
5.000% due 06/01/2029		10,000	8,686

Hilton Worldwide Finance LLC
4.875% due 04/01/2027		5,000	4,761

Hologic, Inc.
3.250% due 02/15/2029		10,500	8,879

Howard Midstream Energy Partners LLC
6.750% due 01/15/2027		7,425	7,061
8.875% due 07/15/2028		16,300	16,458

Howmet Aerospace, Inc.
5.950% due 02/01/2037		7,500	7,052

iHeartCommunications, Inc.
4.750% due 01/15/2028		7,000	5,363
5.250% due 08/15/2027		10,000	7,940

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		10,000	9,170

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		5,000	4,647

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		5,500	4,967

Imola Merger Corp.
4.750% due 05/15/2029		25,500	22,373

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	3,137
3.375% due 01/15/2026		$7,000	6,384

Ingevity Corp.
3.875% due 11/01/2028		9,000	7,428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Innophos Holdings, Inc.
9.375% due 02/15/2028	$8,540	$8,192

Installed Building Products, Inc.
5.750% due 02/01/2028	10,000	9,217

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	14,300	12,534

International Game Technology PLC
5.250% due 01/15/2029	5,000	4,613
6.250% due 01/15/2027	3,000	2,939
6.500% due 02/15/2025	2,267	2,266

IQVIA, Inc.
5.000% due 10/15/2026	15,000	14,356
5.000% due 05/15/2027	5,000	4,718

IRB Holding Corp.
7.000% due 06/15/2025	20,000	20,028

Iris Holdings, Inc. (8.750% Cash or 9.500% PIK)
8.750% due 02/15/2026 (b)	10,160	9,174

JELD-WEN, Inc.
4.625% due 12/15/2025	1,000	961
4.875% due 12/15/2027	5,750	5,080

Kaiser Aluminum Corp.
4.500% due 06/01/2031	4,500	3,571
4.625% due 03/01/2028	11,250	9,838

KFC Holding Co.
4.750% due 06/01/2027	7,000	6,658

Kinetik Holdings LP
5.875% due 06/15/2030	12,000	11,264

LABL, Inc.
5.875% due 11/01/2028	9,900	8,906
6.750% due 07/15/2026	14,000	13,585

Lamar Media Corp.
3.625% due 01/15/2031	5,000	4,077
3.750% due 02/15/2028	5,565	4,944
4.875% due 01/15/2029	5,000	4,534

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	5,000	4,281
4.375% due 01/31/2032	3,000	2,517
4.875% due 05/15/2028	8,000	7,386

Las Vegas Sands Corp.
3.500% due 08/18/2026	15,000	13,660
3.900% due 08/08/2029	37,662	32,189

LBM Acquisition LLC
6.250% due 01/15/2029	4,125	3,387

Legacy LifePoint Health LLC
4.375% due 02/15/2027	11,250	9,689

Legends Hospitality Holding Co. LLC
5.000% due 02/01/2026	5,500	5,396

Level 3 Financing, Inc.
3.625% due 01/15/2029	5,000	2,807
3.750% due 07/15/2029	15,000	8,405
4.250% due 07/01/2028	7,000	4,372

Levi Strauss & Co.
3.500% due 03/01/2031	5,000	3,960

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LifePoint Health, Inc.
11.000% due 10/15/2030 (a)	$23,870	$23,870

Light & Wonder International, Inc.
7.500% due 09/01/2031	9,900	9,795

Lindblad Expeditions LLC
6.750% due 02/15/2027	14,600	13,685

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	4,000	3,667
4.875% due 11/01/2024	7,000	6,897
6.500% due 05/15/2027	10,750	10,610

Madison IAQ LLC
4.125% due 06/30/2028	15,000	12,962

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	8,000	6,711
4.750% due 01/15/2028	9,000	7,886

Masonite International Corp.
5.375% due 02/01/2028	7,000	6,519

Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026	20,000	19,318

McAfee Corp.
7.375% due 02/15/2030	5,750	4,821

Medline Borrower LP
3.875% due 04/01/2029	40,000	33,853
5.250% due 10/01/2029	50,000	43,275

MEG Energy Corp.
5.875% due 02/01/2029	5,000	4,675
7.125% due 02/01/2027	10,000	10,147

Merlin Entertainments Ltd.
5.750% due 06/15/2026	6,000	5,749

MGM Resorts International
4.625% due 09/01/2026	10,000	9,350
5.750% due 06/15/2025	5,727	5,599

Michaels Cos., Inc.
5.250% due 05/01/2028	10,000	7,998

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	15,000	12,788

Motion Bondco DAC
6.625% due 11/15/2027	9,000	8,335

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	22,950	19,519

Murphy Oil USA, Inc.
3.750% due 02/15/2031	3,100	2,534

Nabors Industries, Inc.
7.375% due 05/15/2027	6,750	6,536

NCL Corp. Ltd.
5.875% due 03/15/2026	7,000	6,471
5.875% due 02/15/2027	3,500	3,332
8.375% due 02/01/2028	10,000	10,153

NCR Atleos Escrow Corp.
9.500% due 04/01/2029	28,000	27,111

NCR Corp.
5.000% due 10/01/2028	7,000	6,272

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 04/15/2029		$5,000	$4,410
5.250% due 10/01/2030		8,500	7,334
5.750% due 09/01/2027		6,000	6,050

Nesco Holdings, Inc.
5.500% due 04/15/2029		6,250	5,492

Newell Brands, Inc.
6.375% due 09/15/2027		6,500	6,221
6.375% due 04/01/2036		6,631	5,463

Nexstar Media, Inc.
4.750% due 11/01/2028		10,000	8,289
5.625% due 07/15/2027		10,000	8,912

NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,164
4.250% due 09/15/2024		91	87
4.500% due 09/15/2027		11,500	10,437

Noble Finance LLC
8.000% due 04/15/2030		22,614	22,930

Northriver Midstream Finance LP
5.625% due 02/15/2026		15,300	14,596

Novelis Corp.
3.250% due 11/15/2026		15,000	13,415
3.875% due 08/15/2031		17,000	13,599
4.750% due 01/30/2030		25,000	21,670

NuStar Logistics LP
5.750% due 10/01/2025		7,000	6,815
6.375% due 10/01/2030		7,500	7,112

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,000	4,439
4.250% due 10/01/2028		$28,000	22,856
5.375% due 10/01/2029	EUR	8,650	6,854
6.250% due 10/01/2029		$16,000	12,383

ON Semiconductor Corp.
3.875% due 09/01/2028		10,000	8,865

Open Text Corp.
3.875% due 12/01/2029		7,250	5,968

Open Text Holdings, Inc.
4.125% due 12/01/2031		7,500	5,992

Option Care Health, Inc.
4.375% due 10/31/2029		12,000	10,379

Organon & Co.
4.125% due 04/30/2028		25,000	21,747
5.125% due 04/30/2031		43,600	35,000

Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	3,973
4.625% due 03/15/2030		5,500	4,330
5.000% due 08/15/2027		15,000	13,234
6.250% due 06/15/2025		7,500	7,366

Owens & Minor, Inc.
6.625% due 04/01/2030 (j)		10,000	8,887

Owens-Brockway Glass Container, Inc.
7.250% due 05/15/2031		11,600	11,353

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028		12,000	10,425

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	$25,000	$22,215

Pactiv LLC
7.950% due 12/15/2025	10,972	10,938

Papa John’s International, Inc.
3.875% due 09/15/2029	5,000	4,133

PDC Energy, Inc.
5.750% due 05/15/2026	10,000	9,972

Performance Food Group, Inc.
4.250% due 08/01/2029	8,000	6,921
5.500% due 10/15/2027	8,500	8,061
6.875% due 05/01/2025	3,500	3,499

Permian Resources Operating LLC
5.375% due 01/15/2026	9,500	9,105
5.875% due 07/01/2029	10,000	9,420
6.875% due 04/01/2027	8,000	7,893

PetSmart, Inc.
4.750% due 02/15/2028	12,975	11,375
7.750% due 02/15/2029	7,200	6,717

Post Holdings, Inc.
4.500% due 09/15/2031	2,000	1,667
4.625% due 04/15/2030	20,475	17,558
5.500% due 12/15/2029	12,000	10,892
5.625% due 01/15/2028	7,500	7,098
5.750% due 03/01/2027	6,871	6,605

PRA Health Sciences, Inc.
2.875% due 07/15/2026	5,000	4,516

Presidio Holdings, Inc.
4.875% due 02/01/2027	12,000	11,115

Prime Security Services Borrower LLC
3.375% due 08/31/2027	14,000	12,279
5.250% due 04/15/2024	6,400	6,363
5.750% due 04/15/2026	8,000	7,770
6.250% due 01/15/2028	14,000	12,982

Range Resources Corp.
4.750% due 02/15/2030	5,000	4,444
4.875% due 05/15/2025	5,000	4,854
8.250% due 01/15/2029	5,000	5,130

Resorts World Las Vegas LLC
4.625% due 04/16/2029	3,675	2,938
8.450% due 07/27/2030	8,900	8,576

Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	4,700	4,695
7.750% due 03/15/2031	8,650	8,791

ROBLOX Corp.
3.875% due 05/01/2030	10,000	8,036

Rockcliff Energy LLC
5.500% due 10/15/2029	20,000	18,025

Rockies Express Pipeline LLC
3.600% due 05/15/2025	3,200	3,023
4.800% due 05/15/2030	6,000	5,184
4.950% due 07/15/2029	11,750	10,480
6.875% due 04/15/2040	5,000	4,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
3.625% due 10/14/2025		$3,000	$2,820
5.750% due 10/15/2027		8,500	8,210
5.750% due 10/15/2027	GBP	1,750	2,033

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$16,000	14,686
5.375% due 07/15/2027		18,875	17,486
5.500% due 08/31/2026		30,000	28,343
5.500% due 04/01/2028		21,550	19,779
7.250% due 01/15/2030		10,000	9,922
9.250% due 01/15/2029		10,000	10,572
11.500% due 06/01/2025		1,982	2,094

Sabre GLBL, Inc.
8.625% due 06/01/2027		7,557	6,416

Sabre Global, Inc.
11.250% due 12/15/2027		6,600	6,060

Scientific Games Holdings LP
6.625% due 03/01/2030		10,000	8,638

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	15,905
6.625% due 05/01/2029		7,000	6,007

Scotts Miracle-Gro Co.
4.000% due 04/01/2031		3,000	2,296
4.375% due 02/01/2032		9,675	7,273

Scripps Escrow, Inc.
3.875% due 01/15/2029		7,000	5,272
5.375% due 01/15/2031		2,750	1,693
5.875% due 07/15/2027		7,500	5,557

Seadrill Finance Ltd.
8.375% due 08/01/2030		13,700	13,961

Seagate HDD Cayman
8.250% due 12/15/2029		4,450	4,574
8.500% due 07/15/2031		4,850	4,980
9.625% due 12/01/2032		10,000	10,785

Sealed Air Corp.
5.000% due 04/15/2029		5,000	4,501
5.125% due 12/01/2024		5,000	4,942
6.125% due 02/01/2028		5,750	5,575
6.875% due 07/15/2033		8,710	8,471

Select Medical Corp.
6.250% due 08/15/2026		10,000	9,779

Sensata Technologies BV
5.000% due 10/01/2025		7,000	6,794

Sensata Technologies, Inc.
3.750% due 02/15/2031		15,000	12,155
4.375% due 02/15/2030		5,000	4,323

Simmons Foods, Inc.
4.625% due 03/01/2029		15,000	12,324

Sinclair Television Group, Inc.
5.500% due 03/01/2030		2,250	1,211

Sirius XM Radio, Inc.
3.125% due 09/01/2026		5,000	4,461
3.875% due 09/01/2031		5,000	3,792

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/15/2028		$16,000	$13,673
4.125% due 07/01/2030		15,000	12,027
5.000% due 08/01/2027		5,000	4,572

SM Energy Co.
6.500% due 07/15/2028		10,000	9,611

Southwestern Energy Co.
4.750% due 02/01/2032		10,000	8,594
5.375% due 02/01/2029		6,000	5,531
5.375% due 03/15/2030		12,500	11,403

Spectrum Brands, Inc.
3.875% due 03/15/2031		10,000	8,124
5.000% due 10/01/2029		10,000	9,073

Speedway Motorsports LLC
4.875% due 11/01/2027		12,500	11,357

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		10,000	7,806
7.500% due 04/15/2025		11,900	11,688
9.375% due 11/30/2029		10,000	10,189

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025		12,000	12,005

SRS Distribution, Inc.
4.625% due 07/01/2028		15,000	12,978
6.000% due 12/01/2029		15,000	12,617
6.125% due 07/01/2029		10,000	8,526

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	4,000	3,746
3.375% due 01/15/2031		$27,000	20,904
4.375% due 07/15/2030		17,750	14,719
4.750% due 01/15/2028		12,500	11,291
5.000% due 02/15/2027		12,500	11,599

Star Parent, Inc.
9.000% due 10/01/2030		6,075	6,146

Station Casinos LLC
4.500% due 02/15/2028		8,000	6,987
4.625% due 12/01/2031		5,000	4,005

Strathcona Resources Ltd.
6.875% due 08/01/2026		3,500	3,303

Suburban Propane Partners LP
5.000% due 06/01/2031		11,000	9,196

Summer BC Bidco B LLC
5.500% due 10/31/2026		2,900	2,604

TEGNA, Inc.
4.625% due 03/15/2028		8,500	7,384
4.750% due 03/15/2026		2,500	2,372
5.000% due 09/15/2029		14,000	11,777

Teleflex, Inc.
4.250% due 06/01/2028		15,000	13,434

Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028		7,000	6,340

Tempo Acquisition LLC
5.750% due 06/01/2025		12,500	12,228

Tenet Healthcare Corp.
4.375% due 01/15/2030		11,000	9,475

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 06/15/2028		$10,000	$9,012
4.875% due 01/01/2026		5,500	5,275
5.125% due 11/01/2027		7,000	6,521
6.125% due 10/01/2028		30,000	28,190
6.125% due 06/15/2030		26,000	24,409
6.250% due 02/01/2027		7,000	6,780
6.875% due 11/15/2031		1,000	960

Thor Industries, Inc.
4.000% due 10/15/2029		7,625	6,291

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	4,500	4,320

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027		$12,550	11,517

TopBuild Corp.
3.625% due 03/15/2029		500	426
4.125% due 02/15/2032		12,500	10,163

TransDigm, Inc.
4.625% due 01/15/2029		55,050	48,141
5.500% due 11/15/2027		25,000	23,434
6.250% due 03/15/2026		17,500	17,210
6.750% due 08/15/2028		12,000	11,829
6.875% due 12/15/2030		24,500	24,052

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		2,150	2,189

Transocean, Inc.
8.750% due 02/15/2030		7,600	7,778

Travel & Leisure Co.
4.500% due 12/01/2029		15,000	12,600
4.625% due 03/01/2030		12,500	10,534
6.625% due 07/31/2026		10,000	9,738

TriNet Group, Inc.
7.125% due 08/15/2031		7,600	7,534

TripAdvisor, Inc.
7.000% due 07/15/2025		7,000	6,994

Triumph Group, Inc.
7.750% due 08/15/2025		5,000	4,756
9.000% due 03/15/2028		20,000	19,801

Twilio, Inc.
3.625% due 03/15/2029		7,000	5,867
3.875% due 03/15/2031		7,000	5,699

U.S. Acute Care Solutions LLC
6.375% due 03/01/2026		10,000	8,616

U.S. Foods, Inc.
4.625% due 06/01/2030		8,000	6,960
4.750% due 02/15/2029		20,000	17,899
6.875% due 09/15/2028		3,750	3,747
7.250% due 01/15/2032		3,775	3,776

Uber Technologies, Inc.
4.500% due 08/15/2029		21,000	18,810

United Airlines, Inc.
4.375% due 04/15/2026		19,500	18,053
4.625% due 04/15/2029		34,600	29,776

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Rentals North America, Inc.
4.000% due 07/15/2030		$10,000	$8,535

Univision Communications, Inc.
4.500% due 05/01/2029		20,000	16,306
5.125% due 02/15/2025		10,553	10,298
6.625% due 06/01/2027		10,000	9,324
7.375% due 06/30/2030		7,500	6,863
8.000% due 08/15/2028		2,300	2,232

UPC Holding BV
5.500% due 01/15/2028		13,000	11,552

USA Compression Partners LP
6.875% due 04/01/2026		5,000	4,903
6.875% due 09/01/2027		2,500	2,426

Valaris Ltd.
8.375% due 04/30/2030		22,925	22,962

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,950	6,698
3.875% due 11/01/2033		5,325	4,140
4.125% due 08/15/2031		16,075	13,208

Venture Global LNG, Inc.
8.125% due 06/01/2028		15,100	14,962
8.375% due 06/01/2031		54,875	53,999

Vertiv Group Corp.
4.125% due 11/15/2028		21,600	19,006

Viasat, Inc.
5.625% due 09/15/2025		10,000	9,249
5.625% due 04/15/2027		1,500	1,301
6.500% due 07/15/2028		7,000	4,857

Viavi Solutions, Inc.
3.750% due 10/01/2029		9,950	8,099

Victoria’s Secret & Co.
4.625% due 07/15/2029		7,250	5,265

Viking Cruises Ltd.
7.000% due 02/15/2029		7,000	6,447
9.125% due 07/15/2031		23,075	23,109

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		7,000	6,342

Virgin Media Finance PLC
5.000% due 07/15/2030		10,000	7,874

Virgin Media Secured Finance PLC
4.500% due 08/15/2030		13,000	10,756
5.500% due 05/15/2029		12,000	10,702

Vital Energy, Inc.
9.750% due 10/15/2030		6,850	7,009

Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,750	1,521
4.250% due 01/31/2031		$16,000	12,756
4.750% due 07/15/2031		15,000	12,136

VOC Escrow Ltd.
5.000% due 02/15/2028		5,000	4,553

WESCO Distribution, Inc.
7.125% due 06/15/2025		17,500	17,560
7.250% due 06/15/2028		18,000	18,105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

White Cap Buyer LLC
6.875% due 10/15/2028	$29,000	$25,666

White Cap Parent LLC (8.250% Cash or 9.000% PIK)
8.250% due 03/15/2026 (b)	8,500	8,212

Williams Scotsman International, Inc.
4.625% due 08/15/2028	8,875	7,953
6.125% due 06/15/2025	4,050	4,014

Williams Scotsman, Inc.
7.375% due 10/01/2031	6,600	6,568

WMG Acquisition Corp.
3.000% due 02/15/2031	18,000	14,157
3.750% due 12/01/2029	10,000	8,411
3.875% due 07/15/2030	15,000	12,687

WR Grace Holdings LLC
4.875% due 06/15/2027	10,000	9,187
5.625% due 08/15/2029	12,000	9,718
7.375% due 03/01/2031	5,900	5,726

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	10,000	8,990

Wynn Las Vegas LLC
5.250% due 05/15/2027	15,000	13,968
5.500% due 03/01/2025	5,807	5,715

Wynn Resorts Finance LLC
5.125% due 10/01/2029	8,000	7,003
7.125% due 02/15/2031	9,250	8,792

XPO, Inc.
7.125% due 06/01/2031	8,000	7,888

Yum! Brands, Inc.
3.625% due 03/15/2031	12,500	10,303
4.625% due 01/31/2032	12,500	10,858
4.750% due 01/15/2030	7,000	6,297
6.875% due 11/15/2037	5,250	5,333

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	10,000	7,433

ZF North America Capital, Inc.
6.875% due 04/14/2028	2,900	2,840
7.125% due 04/14/2030	3,550	3,483

Ziff Davis, Inc.
4.625% due 10/15/2030	6,561	5,562

Ziggo BV
4.875% due 01/15/2030	15,000	12,238

ZoomInfo Technologies LLC
3.875% due 02/01/2029	10,500	8,761

		5,635,440

UTILITIES 4.5%

Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	9,167
5.750% due 03/01/2027	5,000	4,777

Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	7,856
7.625% due 12/15/2025	3,600	3,617

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Calpine Corp.
3.750% due 03/01/2031		$24,000	$19,363
4.500% due 02/15/2028		7,750	6,992
5.000% due 02/01/2031		12,000	9,718
5.125% due 03/15/2028		10,000	8,916
5.250% due 06/01/2026		7,011	6,814

Clearway Energy Operating LLC
3.750% due 01/15/2032		5,500	4,282
4.750% due 03/15/2028		14,500	12,984

CrownRock LP
5.000% due 05/01/2029		2,000	1,876
5.625% due 10/15/2025		10,000	9,850

Diamond Offshore Drilling, Inc.
9.000% due 12/21/2026 «		88	87

Electricite de France SA
9.125% due 03/15/2033 •(f)		6,800	7,101

Endeavor Energy Resources LP
5.750% due 01/30/2028		26,150	25,260

Genesis Energy LP
6.250% due 05/15/2026		5,000	4,798
6.500% due 10/01/2025		3,000	2,951
7.750% due 02/01/2028		2,000	1,898
8.000% due 01/15/2027		10,500	10,133
8.875% due 04/15/2030		4,500	4,398

NGL Energy Operating LLC
7.500% due 02/01/2026		23,000	22,768

NRG Energy, Inc.
3.375% due 02/15/2029		8,750	7,090
5.250% due 06/15/2029		5,500	4,861
6.625% due 01/15/2027		4,460	4,373

NSG Holdings LLC
7.750% due 12/15/2025		3,800	3,800

PBF Holding Co. LLC
7.875% due 09/15/2030		4,850	4,835

PG&E Corp.
5.000% due 07/01/2028		5,000	4,534
5.250% due 07/01/2030		4,000	3,481

Tallgrass Energy Partners LP
5.500% due 01/15/2028		10,000	9,111
6.000% due 12/31/2030		5,875	5,192
7.500% due 10/01/2025		2,000	1,997

Telecom Italia Capital SA
6.375% due 11/15/2033		10,000	8,680
7.200% due 07/18/2036		5,000	4,454

Telecom Italia SpA
7.875% due 07/31/2028	EUR	54,000	59,220

TerraForm Power Operating LLC
4.750% due 01/15/2030		$7,500	6,417
5.000% due 01/31/2028		15,000	13,630

Vistra Operations Co. LLC
4.375% due 05/01/2029		9,000	7,745
5.000% due 07/31/2027		6,000	5,523

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 10/15/2031	$13,800	$13,607

		354,156

Total Corporate Bonds & Notes (Cost $7,403,041)		6,713,133

U.S. TREASURY OBLIGATIONS 13.6%

U.S. Treasury Notes
2.750% due 04/30/2027 (l)	100,700	94,182
3.250% due 06/30/2027	160,000	152,044
3.375% due 05/15/2033 (j)	100,100	90,794
3.625% due 05/15/2026	174,100	168,775
3.875% due 11/30/2027 (l)	45,600	44,211
4.125% due 10/31/2027 (l)	103,000	100,823
4.250% due 05/31/2025 (j)	167,100	164,633
4.250% due 10/15/2025	200,000	196,898
4.500% due 11/15/2025 (l)	50,000	49,478

Total U.S. Treasury Obligations (Cost $1,094,390)		1,061,838

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Countrywide Alternative Loan Trust
3.917% due 10/25/2035 ^«~	7	5

Countrywide Home Loan Mortgage Pass-Through Trust
3.847% due 02/20/2036 ^«~	7	6

First Horizon Alternative Mortgage Securities Trust
5.667% due 10/25/2034 «~	5	5

GSR Mortgage Loan Trust
6.004% due 04/25/2035 «~	5	5

HarborView Mortgage Loan Trust
4.685% due 08/19/2036 ^«~	10	10

Lehman XS Trust
5.914% due 09/25/2046 ^«•	10	12

Structured Asset Mortgage Investments Trust
5.942% due 07/19/2035 •	8	7

TBW Mortgage-Backed Trust
6.515% due 07/25/2037 þ	141	53

WaMu Mortgage Pass-Through Certificates Trust
5.844% due 12/25/2045 •	89	80

Total Non-Agency Mortgage-Backed Securities (Cost $226)		183

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •	234	67

NovaStar Mortgage Funding Trust
5.534% due 03/25/2037 •	55	18

Total Asset-Backed Securities (Cost $232)		85

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (i) 0.1%
		$5,364

U.S. TREASURY BILLS 0.2%
5.446% due 12/07/2023 - 12/14/2023 (d)(e)(l)	$14,546	14,395

Total Short-Term Instruments (Cost $19,760)		19,759

Total Investments in Securities (Cost $8,614,789)		7,885,965

	SHARES
INVESTMENTS IN AFFILIATES 0.6%

MUTUAL FUNDS (g) 0.6%

PIMCO Senior Loan Active Exchange-Traded Fund	925,000	46,528

Total Mutual Funds (Cost $46,229)		46,528

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	11,123	$108

Total Short-Term Instruments (Cost $108)		108

Total Investments in Affiliates (Cost $46,337)		46,636

Total Investments 101.7% (Cost $8,661,126)		$7,932,601

Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $5,922)		527

Other Assets and Liabilities, net (1.7)%		(136,560)

Net Assets 100.0%		$7,796,568

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$5,364	U.S. Treasury Notes 0.250% due 09/30/2025	$(5,471)	$5,364	$5,365

Total Repurchase Agreements						$(5,471)	$5,364	$5,365

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOS	5.320%	09/29/2023	10/03/2023			$(25,868)	$(25,879)
BRC	(0.500)	09/25/2023	TBD	(3)		(2,481)	(2,481)
	0.000	09/25/2023	TBD	(3)		(2,448)	(2,449)
	2.500	09/22/2023	TBD	(3)	EUR	(1,015)	(1,074)
JML	2.500	06/06/2023	TBD	(3)		(842)	(898)
	2.500	08/24/2023	TBD	(3)		(684)	(725)
JPS	5.320	09/28/2023	10/05/2023			$(140,847)	(140,930)
	5.340	09/29/2023	10/05/2023			(6,541)	(6,544)
NOM	(0.250)	07/28/2023	TBD	(3)		(785)	(785)
RDR	4.250	07/28/2023	TBD	(3)		(4,780)	(4,817)

Total Reverse Repurchase Agreements							$(186,582)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	5.340%	09/29/2023	10/12/2023	$(3,114)	$(3,116)

Total Sale-Buyback Transactions					$(3,116)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(25,879)	$0	$(25,879)	$25,518	$(361)
BRC	0	(6,004)	0	(6,004)	6,389	385
FICC	5,365	0	0	5,365	(5,471)	(106)
JML	0	(1,623)	0	(1,623)	1,585	(38)
JPS	0	(147,474)	0	(147,474)	145,555	(1,919)

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
NOM	$0	$(785)	$0	$(785)	$840	$55
RDR	0	(4,817)	0	(4,817)	4,867	50

Master Securities Forward Transaction Agreement
BCY	0	0	(3,116)	(3,116)	3,084	(32)

Total Borrowings and Other Financing Transactions	$5,365	$(186,582)	$(3,116)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(13,229)	$(13,229)
U.S. Treasury Obligations	0	(173,353)	0	0	(173,353)

Total	$0	$(173,353)	$0	$(13,229)	$(186,582)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(3,116)	0	0	(3,116)

Total Borrowings	$0	$(176,469)	$0	$(13,229)	$(189,698)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(189,698)

(j)	Securities with an aggregate market value of $187,838 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(17,620) at a weighted average interest rate of 2.358%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2028	5.642%	EUR	40,800	$197	$(1,171)	$(974)	$128	$0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	4.063		$10,450	(1,539)	320	(1,219)	1	0

							$(1,342)	$(851)	$(2,193)	$129	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$120,148	$159	$3,438	$3,597	$0	$(264)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	34,155	977	(111)	866	51	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	159,800	3,566	(795)	2,771	0	(370)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	276,300	2,562	146	2,708	0	(606)

					$7,264	$2,678	$9,942	$51	$(1,240)

Total Swap Agreements					$5,922	$1,827	$7,749	$180	$(1,240)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$235	$235	$0	$0	$(1,263)	$(1,263)

(l)

Securities with an aggregate market value of $38,758 and cash of $42,397 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $55 and liability of $(23) for closed swap agreements is outstanding at period end.

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
Counterparty						Asset	Liability
BOA	10/2023	$	1,415	GBP	1,138	$0	$(26)
BPS	10/2023	EUR	56,045	$	59,164	0	(90)
	10/2023	$	57,905	EUR	54,643	0	(134)
	10/2023		4,579	GBP	3,765	14	0
	11/2023	CAD	6,122	$	4,569	59	0
	11/2023	EUR	54,643		57,976	134	0
	11/2023	GBP	3,765		4,580	0	(14)
CBK	10/2023	$	3,686	GBP	2,953	0	(83)
	11/2023	CAD	416	$	310	3	0
MBC	10/2023	EUR	54,643		59,080	1,308	0
	10/2023	$	1,085	GBP	875	0	(18)
RBC	11/2023	CAD	46	$	34	0	0
TOR	11/2023		180		134	2	0
UAG	10/2023	GBP	8,731		11,053	401	0
	10/2023	$	58,947	EUR	56,045	307	0
	11/2023	EUR	56,045	$	59,019	0	(308)

Total Forward Foreign Currency Contracts						$2,228	$(673)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(26)	$0	$0	$(26)	$(26)	$0	$(26)
BPS	207	0	0	207	(238)	0	0	(238)	(31)	(80)	(111)
CBK	3	0	0	3	(83)	0	0	(83)	(80)	0	(80)
MBC	1,308	0	0	1,308	(18)	0	0	(18)	1,290	(1,580)	(290)
TOR	2	0	0	2	0	0	0	0	2	0	2
UAG	708	0	0	708	(308)	0	0	(308)	400	(280)	120

Total Over the Counter	$2,228	$0	$0	$2,228	$(673)	$0	$0	$(673)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$235	$0	$0	$0	$235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,228	$0	$2,228

	$0	$235	$0	$2,228	$0	$2,463

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,263	$0	$0	$0	$1,263

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$673	$0	$673

	$0	$1,263	$0	$673	$0	$1,936

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$28,989	$0	$0	$623	$29,612

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,038)	$0	$(1,038)

	$0	$28,989	$0	$(1,038)	$623	$28,574

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(11,052)	$0	$0	$0	$(11,052)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,076	$0	$3,076

	$0	$(11,052)	$0	$3,076	$0	$(7,976)

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$90,967	$0	$90,967
Corporate Bonds & Notes
Banking & Finance	0	723,537	0	723,537
Industrials	23,870	5,611,570	0	5,635,440
Utilities	0	354,069	87	354,156
U.S. Treasury Obligations	0	1,061,838	0	1,061,838
Non-Agency Mortgage-Backed Securities	0	140	43	183
Asset-Backed Securities	0	85	0	85
Short-Term Instruments
Repurchase Agreements	0	5,364	0	5,364
U.S. Treasury Bills	0	14,395	0	14,395

	$23,870	$7,861,965	$130	$7,885,965

Investments in Affiliates, at Value
Mutual Funds	46,528	0	0	46,528
Short-Term Instruments
Central Funds Used for Cash Management Purposes	108	0	0	108

	$46,636	$0	$0	$46,636

Total Investments	$70,506	$7,861,965	$130	$7,932,601

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	180	0	180
Over the counter	0	2,228	0	2,228

	$0	$2,408	$0	$2,408

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,240)	0	(1,240)
Over the counter	0	(673)	0	(673)

	$0	$(1,913)	$0	$(1,913)

Total Financial Derivative Instruments	$0	$495	$0	$495

Totals	$70,506	$7,862,460	$130	$7,933,096

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

38	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2023

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

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Notes to Financial Statements (Cont.)

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on

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the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE

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Notes to Financial Statements (Cont.)

Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign

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(non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

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Notes to Financial Statements (Cont.)

measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing

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Notes to Financial Statements (Cont.)

Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio. In addition, the Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$15,405	$200	$(15,500)	$(3)	$6	$108	$200	$0

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The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended June 30, 2023 (amounts in thousands†):

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$0	$46,230	$0	$0	$298	$46,528	$359	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement

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Notes to Financial Statements (Cont.)

and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory.

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While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Line of Credit  The Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary

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Notes to Financial Statements (Cont.)

purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Fund pays financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. As of September 30, 2023, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the Fund are disclosed as part of the interest expense on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees

$243,000,000	08/27/2024	$333,132

*	Maximum available commitment prior to renewal on August 29, 2023, for the Fund was $252,000,000.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or

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substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of

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Notes to Financial Statements (Cont.)

net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

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For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (Cont.)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and

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credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Notes to Financial Statements (Cont.)

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting

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and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s

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Notes to Financial Statements (Cont.)

prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks

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resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

60	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2023

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.30%	0.40%	0.50%(1)	0.30%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%,

62	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2023

the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $36,896.

(f) Acquired Fund Fees and Expenses  PIMCO has contractually agreed, through July 31, 2025, for the PIMCO High Yield Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in series of PIMCO ETF Trust and PIMCO Equity Series. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Notes to Financial Statements (Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$435,217	$0	$1,517,076	$1,192,239

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	184,437	$1,414,358	550,058	$4,306,587

I-2	6,562	50,371	33,399	259,837

I-3	1,217	9,373	9,784	75,609

Administrative Class	5,348	41,028	9,930	78,916

Class A	4,233	32,537	9,005	70,129

Class C	101	775	456	3,554

Class R	361	2,761	928	7,330

Issued as reinvestment of distributions

Institutional Class	22,577	172,883	56,317	434,743

I-2	1,333	10,205	3,197	24,692

I-3	53	406	339	2,603

Administrative Class	1,128	8,641	2,949	22,755

Class A	1,567	12,003	4,412	34,041

Class C	45	346	142	1,097

Class R	107	820	287	2,213

64	PIMCO HIGH YIELD FUND

(Unaudited)

September 30, 2023

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Cost of shares redeemed

Institutional Class	(168,378)	$(1,289,327)	(716,867)	$(5,582,957)

I-2	(12,488)	(95,682)	(42,197)	(328,437)

I-3	(582)	(4,447)	(11,263)	(86,100)

Administrative Class	(4,615)	(35,375)	(15,147)	(117,568)

Class A	(10,398)	(79,590)	(20,528)	(159,487)

Class C	(442)	(3,391)	(1,407)	(10,950)

Class R	(743)	(5,680)	(1,177)	(9,126)

Net increase (decrease) resulting from Fund share transactions	31,423	$243,015	(127,383)	$(970,519)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$84,767	$244,974

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$8,669,656	$21,312	$(749,063)	$(727,751)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

66	PIMCO HIGH YIELD FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPS	J.P. Morgan Securities LLC
BOS	BofA Securities, Inc.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	NOM	Nomura Securities International, Inc.
BRC	Barclays Bank PLC	RBC	Royal Bank of Canada
CBK	Citibank N.A.	RDR	RBC Capital Markets LLC
CDI	Natixis Singapore	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
DAC	Designated Activity Company	TBD	To-Be-Determined
PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services

68	PIMCO HIGH YIELD FUND

(Unaudited)

provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

70	PIMCO HIGH YIELD FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Approval of Investment Advisory Contract and Other Agreements (Cont.)

underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences

72	PIMCO HIGH YIELD FUND

(Unaudited)

in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office

74	PIMCO HIGH YIELD FUND

(Unaudited)

support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State

Street. The Board noted that while PIMCO has the authority to receive the benefit of research

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

76	PIMCO HIGH YIELD FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4020SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO INCOME FUND

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Income Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO INCOME FUND

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Income Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	04/27/18	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling

6	PIMCO INCOME FUND

(888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Income Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	0.65%	6.75%	2.37%	4.00%	6.52%
PIMCO Income Fund I-2	0.60%	6.65%	2.27%	3.89%	6.42%
PIMCO Income Fund I-3	0.58%	6.70%	2.22%	3.81%	6.31%
PIMCO Income Fund Administrative Class	0.53%	6.49%	2.12%	3.74%	6.26%
PIMCO Income Fund Class A	0.45%	6.33%	1.96%	3.59%	6.09%
PIMCO Income Fund Class A (adjusted)	(3.34)%	2.34%	1.19%	3.19%	5.84%
PIMCO Income Fund Class C	0.08%	5.54%	1.20%	2.83%	5.32%
PIMCO Income Fund Class C (adjusted)	(0.90)%	4.54%	1.20%	2.83%	5.32%
PIMCO Income Fund Class R	0.33%	6.06%	1.71%	3.33%	5.83%
Bloomberg U.S. Aggregate Index	(4.05)%	0.64%	0.10%	1.13%	2.66%
Lipper Multi-Sector Income Funds Average	(0.60)%	4.28%	1.08%	2.37%	3.83%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.62% for Institutional Class shares, 0.72% for I-2 shares, 0.82% for I-3 shares, 0.87% for Administrative Class shares, 1.02% for Class A shares, 1.77% for Class C shares and 1.27% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO INCOME FUND

Institutional Class - PIMIX	I-2 - PONPX	I-3 - PIPNX	Administrative Class - PIINX
Class A - PONAX	Class C - PONCX	Class R - PONRX

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	38.7%
Non-Agency Mortgage-Backed Securities	22.6%
U.S. Treasury Obligations	10.7%
Asset-Backed Securities	8.9%
Corporate Bonds & Notes	7.6%
Short-Term Instruments‡	6.1%
Loan Participations and Assignments	2.2%
Sovereign Issues	2.2%
Other	1.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate rose.

»	Holdings of non-agency mortgage-backed securities (“MBS”) contributed to performance, as most non-agency spread sectors tightened.

»	Holdings of high yield corporate credit contributed to performance, as high yield corporate credit spreads tightened.
»	Long exposure to U.S. duration detracted from performance, as interest rates rose across all tenors of the U.S. yield curve.

»	Holdings of agency MBS detracted from performance, as the asset class posted negative total returns.

»	Long exposure to the Japanese yen detracted from performance, as the currency depreciated versus the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Income Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,006.50	$3.90	$1,000.00	$1,021.04	$3.93	0.78%
I-2	1,000.00	1,006.00	4.40	1,000.00	1,020.54	4.43	0.88
I-3	1,000.00	1,005.80	4.65	1,000.00	1,020.29	4.68	0.93
Administrative Class	1,000.00	1,005.30	5.15	1,000.00	1,019.80	5.19	1.03
Class A	1,000.00	1,004.50	5.90	1,000.00	1,019.05	5.94	1.18
Class C	1,000.00	1,000.80	9.63	1,000.00	1,015.31	9.70	1.93
Class R	1,000.00	1,003.30	7.14	1,000.00	1,017.80	7.19	1.43

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO INCOME FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Income Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$10.46	$0.26	$(0.20)	$0.06	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2023	11.32	0.45	(0.60)	(0.15)	(0.71)	0.00	0.00	(0.71)

03/31/2022	11.98	0.43	(0.61)	(0.18)	(0.48)	0.00	0.00	(0.48)

03/31/2021	10.97	0.46	1.09	1.55	(0.26)	0.00	(0.28)	(0.54)

03/31/2020	12.00	0.54	(0.87)	(0.33)	(0.70)	0.00	0.00	(0.70)

03/31/2019	12.21	0.56	(0.10)	0.46	(0.67)	0.00	0.00	(0.67)

I-2

04/01/2023 - 09/30/2023+	10.46	0.25	(0.20)	0.05	(0.32)	0.00	0.00	(0.32)

03/31/2023	11.32	0.44	(0.60)	(0.16)	(0.70)	0.00	0.00	(0.70)

03/31/2022	11.98	0.42	(0.61)	(0.19)	(0.47)	0.00	0.00	(0.47)

03/31/2021	10.97	0.45	1.09	1.54	(0.25)	0.00	(0.28)	(0.53)

03/31/2020	12.00	0.53	(0.87)	(0.34)	(0.69)	0.00	0.00	(0.69)

03/31/2019	12.21	0.55	(0.11)	0.44	(0.65)	0.00	0.00	(0.65)

I-3

04/01/2023 - 09/30/2023+	10.46	0.25	(0.20)	0.05	(0.32)	0.00	0.00	(0.32)

03/31/2023	11.32	0.43	(0.60)	(0.17)	(0.69)	0.00	0.00	(0.69)

03/31/2022	11.98	0.41	(0.61)	(0.20)	(0.46)	0.00	0.00	(0.46)

03/31/2021	10.97	0.44	1.09	1.53	(0.24)	0.00	(0.28)	(0.52)

03/31/2020	12.00	0.52	(0.87)	(0.35)	(0.68)	0.00	0.00	(0.68)

04/27/2018 - 03/31/2019	12.10	0.52	(0.03)	0.49	(0.59)	0.00	0.00	(0.59)

Administrative Class

04/01/2023 - 09/30/2023+	10.46	0.24	(0.19)	0.05	(0.32)	0.00	0.00	(0.32)

03/31/2023	11.32	0.42	(0.60)	(0.18)	(0.68)	0.00	0.00	(0.68)

03/31/2022	11.98	0.40	(0.61)	(0.21)	(0.45)	0.00	0.00	(0.45)

03/31/2021	10.97	0.43	1.09	1.52	(0.23)	0.00	(0.28)	(0.51)

03/31/2020	12.00	0.51	(0.87)	(0.36)	(0.67)	0.00	0.00	(0.67)

03/31/2019	12.21	0.53	(0.10)	0.43	(0.64)	0.00	0.00	(0.64)

Class A

04/01/2023 - 09/30/2023+	10.46	0.23	(0.19)	0.04	(0.31)	0.00	0.00	(0.31)

03/31/2023	11.32	0.40	(0.60)	(0.20)	(0.66)	0.00	0.00	(0.66)

03/31/2022	11.98	0.38	(0.61)	(0.23)	(0.43)	0.00	0.00	(0.43)

03/31/2021	10.97	0.41	1.10	1.51	(0.22)	0.00	(0.28)	(0.50)

03/31/2020	12.00	0.49	(0.87)	(0.38)	(0.65)	0.00	0.00	(0.65)

03/31/2019	12.21	0.51	(0.10)	0.41	(0.62)	0.00	0.00	(0.62)

12	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.19	0.56%	$76,108,567	0.78	%*	0.78	%*	0.50	%*	0.50	%*	4.93	%*	270%

10.46	(1.21)	70,579,570	0.62		0.62		0.50		0.50		4.18		426

11.32	(1.62)	76,380,731	0.51		0.51		0.50		0.50		3.61		319

11.98	14.37	74,544,238	0.62		0.62		0.50		0.50		3.91		396

10.97	(3.09)	59,316,252	1.09		1.09		0.50		0.50		4.51		421

12.00	3.91	61,701,317	1.05		1.05		0.50		0.50		4.71		472

10.19	0.51	33,043,144	0.88	*	0.88	*	0.60	*	0.60	*	4.83	*	270

10.46	(1.31)	29,893,100	0.72		0.72		0.60		0.60		4.08		426

11.32	(1.72)	33,996,793	0.61		0.61		0.60		0.60		3.51		319

11.98	14.26	34,285,486	0.72		0.72		0.60		0.60		3.81		396

10.97	(3.19)	29,064,542	1.19		1.19		0.60		0.60		4.40		421

12.00	3.80	26,387,730	1.15		1.15		0.60		0.60		4.60		472

10.19	0.48	1,245,363	0.93	*	0.98	*	0.65	*	0.70	*	4.79	*	270

10.46	(1.36)	1,594,343	0.77		0.82		0.65		0.70		4.04		426

11.32	(1.77)	878,330	0.66		0.71		0.65		0.70		3.46		319

11.98	14.21	1,020,788	0.77		0.82		0.65		0.70		3.76		396

10.97	(3.24)	678,734	1.24		1.29		0.65		0.70		4.33		421

12.00	4.24	408,716	1.20	*	1.25	*	0.65	*	0.70	*	4.75	*	472

10.19	0.43	273,327	1.03	*	1.03	*	0.75	*	0.75	*	4.68	*	270

10.46	(1.46)	314,410	0.87		0.87		0.75		0.75		3.92		426

11.32	(1.87)	377,580	0.76		0.76		0.75		0.75		3.37		319

11.98	14.09	454,978	0.87		0.87		0.75		0.75		3.66		396

10.97	(3.33)	403,685	1.34		1.34		0.75		0.75		4.25		421

12.00	3.65	417,229	1.30		1.30		0.75		0.75		4.46		472

10.19	0.36	12,901,493	1.18	*	1.18	*	0.90	*	0.90	*	4.53	*	270

10.46	(1.60)	12,780,183	1.02		1.02		0.90		0.90		3.77		426

11.32	(2.02)	15,042,742	0.91		0.91		0.90		0.90		3.21		319

11.98	13.92	17,240,908	1.02		1.02		0.90		0.90		3.52		396

10.97	(3.48)	15,928,413	1.49		1.49		0.90		0.90		4.12		421

12.00	3.49	21,103,370	1.45		1.45		0.90		0.90		4.29		472

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Income Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$10.46	$0.20	$(0.20)	$0.00	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2023	11.32	0.32	(0.60)	(0.28)	(0.58)	0.00	0.00	(0.58)

03/31/2022	11.98	0.29	(0.61)	(0.32)	(0.34)	0.00	0.00	(0.34)

03/31/2021	10.97	0.32	1.10	1.42	(0.13)	0.00	(0.28)	(0.41)

03/31/2020	12.00	0.40	(0.87)	(0.47)	(0.56)	0.00	0.00	(0.56)

03/31/2019	12.21	0.42	(0.10)	0.32	(0.53)	0.00	0.00	(0.53)

Class R

04/01/2023 - 09/30/2023+	10.46	0.22	(0.19)	0.03	(0.30)	0.00	0.00	(0.30)

03/31/2023	11.32	0.38	(0.60)	(0.22)	(0.64)	0.00	0.00	(0.64)

03/31/2022	11.98	0.35	(0.61)	(0.26)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.97	0.38	1.10	1.48	(0.19)	0.00	(0.28)	(0.47)

03/31/2020	12.00	0.46	(0.87)	(0.41)	(0.62)	0.00	0.00	(0.62)

03/31/2019	12.21	0.48	(0.10)	0.38	(0.59)	0.00	0.00	(0.59)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.19	(0.02)%	$3,868,209	1.93	%*	1.93	%*	1.65	%*	1.65	%*	3.78	%*	270%

10.46	(2.34)	4,164,178	1.77		1.77		1.65		1.65		3.02		426

11.32	(2.75)	5,616,649	1.66		1.66		1.65		1.65		2.46		319

11.98	13.08	7,005,169	1.77		1.77		1.65		1.65		2.77		396

10.97	(4.20)	7,924,011	2.24		2.24		1.65		1.65		3.36		421

12.00	2.72	8,344,530	2.20		2.20		1.65		1.65		3.55		472

10.19	0.23	442,968	1.43	*	1.43	*	1.15	*	1.15	*	4.28	*	270

10.46	(1.85)	449,836	1.27		1.27		1.15		1.15		3.53		426

11.32	(2.26)	511,456	1.16		1.16		1.15		1.15		2.96		319

11.98	13.64	542,629	1.27		1.27		1.15		1.15		3.26		396

10.97	(3.72)	512,039	1.74		1.74		1.15		1.15		3.85		421

12.00	3.23	489,890	1.70		1.70		1.15		1.15		4.06		472

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Consolidated Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$173,814,202
Investments in Affiliates	11,457,929

Financial Derivative Instruments
Exchange-traded or centrally cleared	141,628
Over the counter	1,114,231
Cash	152
Deposits with counterparty	43,096
Foreign currency, at value	369,151
Receivable for investments sold	4,212,285
Receivable for investments sold on a delayed-delivery basis	27,770
Receivable for TBA investments sold	41,680,721
Receivable for Fund shares sold	207,289
Interest and/or dividends receivable	683,016
Dividends receivable from Affiliates	49,314
Reimbursement receivable from PIMCO	51
Other assets	376

Total Assets	233,801,211

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$2,500,228

Financial Derivative Instruments
Exchange-traded or centrally cleared	214,561
Over the counter	737,507
Payable for investments purchased	1,526,610
Payable for investments in Affiliates purchased	49,314
Payable for investments purchased on a delayed-delivery basis	209,617
Payable for TBA investments purchased	99,626,394
Payable for unfunded loan commitments	32,759
Deposits from counterparty	567,689
Payable for Fund shares redeemed	329,872
Distributions payable	57,734
Accrued investment advisory fees	27,164
Accrued supervisory and administrative fees	32,363
Accrued distribution fees	2,651
Accrued servicing fees	3,677

Total Liabilities	105,918,140

Net Assets	$127,883,071

Net Assets Consist of:

Paid in capital	$148,586,984
Distributable earnings (accumulated loss)	(20,703,913)

Net Assets	$127,883,071

Cost of investments in securities	$191,587,745
Cost of investments in Affiliates	$11,837,767
Cost of foreign currency held	$371,566
Proceeds received on short sales	$2,572,713
Cost or premiums of financial derivative instruments, net	$5,945

* Includes repurchase agreements of:	$16,953

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$76,108,567
I-2	33,043,144
I-3	1,245,363
Administrative Class	273,327
Class A	12,901,493
Class C	3,868,209
Class R	442,968

Shares Issued and Outstanding:

Institutional Class	7,467,682
I-2	3,242,106
I-3	122,192
Administrative Class	26,819
Class A	1,265,863
Class C	379,559
Class R	43,463

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.19
I-2	10.19
I-3	10.19
Administrative Class	10.19
Class A	10.19
Class C	10.19
Class R	10.19

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Consolidated Statement of Operations PIMCO Income Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$3,387,234
Dividends	17,897
Dividends from Investments in Affiliates	131,801
Miscellaneous income	550
Total Income	3,537,482

Expenses:

Investment advisory fees	154,516
Supervisory and administrative fees	184,477
Distribution and/or servicing fees - Administrative Class	382
Distribution and/or servicing fees - Class A	15,991
Distribution and/or servicing fees - Class C	20,047
Distribution and/or servicing fees - Class R	1,117
Trustee fees	328
Interest expense	170,573
Miscellaneous expense	124
Total Expenses	547,555
Waiver and/or Reimbursement by PIMCO	(339)
Net Expenses	547,216

Net Investment Income (Loss)	2,990,266

Net Realized Gain (Loss):

Investments in securities	(2,542,794)
Investments in Affiliates	370
Exchange-traded or centrally cleared financial derivative instruments	891,868
Over the counter financial derivative instruments	34,387
Foreign currency	(113,840)

Net Realized Gain (Loss)	(1,730,009)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(3,883,128)
Investments in Affiliates	43,606
Exchange-traded or centrally cleared financial derivative instruments	2,514,673
Over the counter financial derivative instruments	525,058
Foreign currency assets and liabilities	166,970

Net Change in Unrealized Appreciation (Depreciation)	(632,821)

Net Increase (Decrease) in Net Assets Resulting from Operations	$627,436

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INCOME FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,990,266	$4,829,313
Net realized gain (loss)	(1,730,009)	(1,233,337)
Net change in unrealized appreciation (depreciation)	(632,821)	(5,920,399)

Net Increase (Decrease) in Net Assets Resulting from Operations	627,436	(2,324,423)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,342,225)	(4,543,302)
I-2	(984,744)	(1,911,626)
I-3	(42,131)	(96,237)
Administrative Class	(9,378)	(20,172)
Class A	(382,628)	(819,526)
Class C	(104,737)	(250,247)
Class R	(12,798)	(27,176)

Total Distributions(a)	(3,878,641)	(7,668,286)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	11,358,656	(3,035,952)

Total Increase (Decrease) in Net Assets	8,107,451	(13,028,661)

Net Assets:

Beginning of period	119,775,620	132,804,281
End of period	$127,883,071	$119,775,620

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Consolidated Schedule of Investments PIMCO Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%

AerCap Holdings NV
7.390% due 10/14/2027		$11,343	$11,364

American Airlines, Inc.
10.338% due 04/20/2028		122,075	125,974

Amsurg
TBD% due 04/28/2028 «		215,679	163,189
16.394% due 04/29/2027		566,654	675,734

AmSurg LLC
0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		150,573	150,573

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		7,972	7,981

Carnival Corp.
7.608% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	103,656	110,079
8.681% due 10/18/2028		$32,100	31,992

Cengage Learning, Inc.
10.323% (LIBOR03M + 4.750%) due 07/14/2026 ~		72,982	72,754

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027		6,818	6,819

DirecTV Financing LLC
10.431% due 08/02/2027		72,062	70,591

Emerald TopCo, Inc.
8.818% - 9.184% due 07/24/2026		6,068	5,852

Encina Private Credit LLC
TBD% - 9.587% (LIBOR03M + 4.674%) due 11/30/2025 «~µ		78,271	75,215

Finastra U.S.A., Inc.
0.500% - 12.627% due 09/13/2029 «µ		5,733	5,633
0.500% - 12.627% due 09/13/2029 «		55,267	54,300

GHH Holdings Ltd.
6.779% due 12/04/2024 «(l)	GBP	73,974	88,355

iHeartCommunications, Inc.
8.431% due 05/01/2026		$2,639	2,380

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		139,869	139,734

IQVIA, Inc.
5.858% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	10,310	10,918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lealand Finance Co. BV
8.431% due 06/28/2024 «		$2,410	$1,747

Lealand Finance Co. BV (6.431% Cash and 3.000% PIK)
9.431% due 06/30/2025 (d)		5,777	3,218

Market Bidco Ltd.
8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	231,303	230,141

MH Sub LLC
9.181% due 09/13/2024		$2,836	2,842

Poseidon Bidco SASU
9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~	EUR	575,500	609,969

Project Bull
7.379% due 10/11/2023 «		$21,461	14,565

Project Luminous
8.402% due 12/15/2027 «(l)		85,000	80,120

Project Quasar Pledgco SLU
6.925% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	108,895	111,284

PUG LLC
8.931% due 02/12/2027		$7,063	6,688

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		8,684	8,679

SCUR-Alpha 1503 GmbH
9.214% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	118,900	118,416
10.869% due 03/29/2030		$215,568	201,197

Sigma Bidco BV
7.413% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	6,653	7,028

Softbank Vision Fund
5.000% due 12/21/2025 «		$459,974	430,041

Sotera Health Holdings LLC
8.181% due 12/11/2026		29,413	29,240

SS&C European Holdings SARL
7.181% due 04/16/2025		13,646	13,658

SS&C Technologies, Inc.
7.181% due 04/16/2025		14,375	14,387

Syniverse Holdings, Inc.
12.390% due 05/13/2027		56,630	50,183

20	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransDigm, Inc.
8.640% due 02/22/2027		$20,099	$20,148
8.640% due 08/24/2028		77,939	78,066

U.S. Renal Care, Inc.
10.607% due 06/20/2028		24,766	16,593

United Airlines, Inc.
9.182% (LIBOR03M + 3.750%) due 04/21/2028 ~		27,331	27,417

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		5,798	4,348

Windstream Services LLC
9.416% due 02/23/2027		56,290	55,727
11.666% due 09/21/2027		35,830	34,612

Worldpay LLC
TBD% due 09/20/2030		64,450	64,474

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		7,526	6,635

Total Loan Participations and Assignments (Cost $4,039,986)			4,050,860

CORPORATE BONDS & NOTES 11.0%

BANKING & FINANCE 4.4%

Adler Financing SARL (12.500% PIK)
12.500% due 06/30/2025 (d)	EUR	1,878	2,122

Agps Bondco PLC
5.000% due 04/27/2027 ^(e)		2,300	840
5.500% due 11/13/2026 ^(e)		400	170

Ambac Assurance Corp.
5.100% due 12/31/2099 (j)		$352	507

American Assets Trust LP
3.375% due 02/01/2031		33,850	25,383

Asian Development Bank
4.700% due 03/12/2024	MXN	189,200	10,499

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$115,420	97,519

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	$57,378
2.625% due 04/28/2025		10,922	10,844
3.625% due 09/24/2024		9,350	9,638
7.677% due 01/18/2028 •		2,000	1,893

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	166,500	42,423

Bank of Nova Scotia
4.900% due 06/04/2025 •(j)(k)		$2,702	2,478

Barclays PLC
2.894% due 11/24/2032 •		3,739	2,816
4.972% due 05/16/2029 •		54,550	50,990
6.224% due 05/09/2034 •		160,546	152,195
6.490% due 09/13/2029 •		25,800	25,604
6.496% due 09/13/2027 •		61,100	60,962
6.692% due 09/13/2034 •		52,600	51,381
7.437% due 11/02/2033 •		22,148	22,763

BGC Partners, Inc.
4.375% due 12/15/2025		5,700	5,293

CaixaBank SA
6.684% due 09/13/2027 •		41,400	41,399
6.840% due 09/13/2034 •		41,000	40,214

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	287
4.450% due 08/17/2026 ^(e)		3,500	262
4.800% due 05/17/2028 ^(e)		1,300	101
5.250% due 05/13/2026 ^(e)		2,200	171
5.950% due 10/20/2025 ^(e)		2,600	201
6.000% due 07/16/2025 ^(e)		4,300	322
6.450% due 11/07/2024 ^(e)		6,600	513

Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	137,900	144,701
9.152% due 01/28/2029 •		59,600	62,382

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$17,940	1,233
3.125% due 10/22/2025		26,950	1,845
3.875% due 10/22/2030		18,050	1,146
4.800% due 08/06/2030		2,100	138
5.125% due 01/17/2025		6,100	427
5.400% due 05/27/2025		3,400	224
5.625% due 01/14/2030		1,300	94
6.150% due 09/17/2025		1,900	135
6.500% due 04/08/2024		1,000	73
8.000% due 01/27/2024		5,515	510

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Agricole SA
6.316% due 10/03/2029 •(c)		$7,900	$7,905

Credit Suisse AG
1.250% due 08/07/2026		2,900	2,536
4.750% due 08/09/2024		2,400	2,366
5.013% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	21,100	22,395
7.500% due 02/15/2028		$242,450	253,737

Credit Suisse AG AT1 Claim ^		285,346	29,962

Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	2,300	1,809
1.750% due 11/19/2030 •		5,400	4,534
2.552% due 01/07/2028 •		$8,850	7,727
3.035% due 05/28/2032 •(l)		94,774	72,594
3.547% due 09/18/2031 •		146,147	117,917
3.961% due 11/26/2025 •		67,286	65,012
5.000% due 09/05/2030 •	EUR	6,000	6,117
6.720% due 01/18/2029 •		$6,776	6,739

EPR Properties
4.500% due 06/01/2027		500	448
4.750% due 12/15/2026		2,445	2,237
4.950% due 04/15/2028		3,980	3,530

Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	6,400	5,404

Essential Properties LP
2.950% due 07/15/2031		$7,800	5,695

FFC Senior Note Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		47,870	40,909

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		6,225	5,561
2.748% due 06/14/2024	GBP	10,821	12,782

GLP Capital LP
3.250% due 01/15/2032		$4,800	3,730
4.000% due 01/15/2031		5,300	4,418
5.250% due 06/01/2025		6,166	6,045
5.300% due 01/15/2029		29,811	27,666

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,267	23,585

HSBC Holdings PLC
2.804% due 05/24/2032 •		51,900	40,226
2.848% due 06/04/2031 •		2,000	1,601
3.973% due 05/22/2030 •		73,500	64,678
4.041% due 03/13/2028 •		11,280	10,445
4.583% due 06/19/2029 •		73,000	67,517
5.402% due 08/11/2033 •		4,200	3,873
6.254% due 03/09/2034 •		157,350	153,907

Hudson Pacific Properties LP
3.250% due 01/15/2030		300	204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.950% due 11/01/2027		$5,200	$4,109
4.650% due 04/01/2029		700	528
5.950% due 02/15/2028		5,800	4,847

International Finance Corp.
8.000% due 10/09/2023	IDR	248,200,000	16,065

KBC Group NV
5.796% due 01/19/2029 •		$900	880

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	2,800	2,647

Lloyds Banking Group PLC
7.875% due 06/27/2029 •(j)(k)	GBP	77,363	83,712

MMcapS Funding Ltd.
5.951% (US0003M + 0.290%) due 12/26/2039 ~		$16,631	15,550
6.161% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,954

National Health Investors, Inc.
3.000% due 02/01/2031		18,500	13,543

Nationwide Building Society
2.972% due 02/16/2028 •		342	306
3.960% due 07/18/2030 •		57,892	50,990
4.302% due 03/08/2029 •		79,100	72,671

NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,060
4.445% due 05/08/2030 •		163,400	147,598
4.892% due 05/18/2029 •		13,000	12,166
5.076% due 01/27/2030 •		177,653	165,697
6.016% due 03/02/2034 •		49,700	47,769

New Metro Global Ltd.
4.500% due 05/02/2026		9,400	2,092
4.625% due 10/15/2025		1,400	378
4.800% due 12/15/2024		15,700	5,770

22	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	$44,978	$40,224
2.750% due 03/09/2028	40,800	34,182

Nomura Holdings, Inc.
2.172% due 07/14/2028	51,800	43,019

OneMain Finance Corp.
6.125% due 03/15/2024	2,850	2,844

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024	3,113	3,098

Preferred Term Securities Ltd.
5.971% (US0003M + 0.300%) due 03/22/2037 ~	53,940	48,546
5.971% (US0003M + 0.300%) due 09/22/2037 ~	92	78
5.971% (TSFR3M + 0.562%) due 12/22/2037 ~	10,855	8,738
5.981% (US0003M + 0.310%) due 12/22/2036 ~	65,113	60,881
6.011% (US0003M + 0.340%) due 09/22/2036 ~	10,383	9,552
6.021% (US0003M + 0.350%) due 06/22/2037 ~	49,214	39,371
6.041% (US0003M + 0.370%) due 09/22/2037 ~	42,779	33,368
6.051% (US0003M + 0.380%) due 09/23/2035 ~	72	71
6.051% (US0003M + 0.380%) due 12/22/2036 ~	1,337	1,053
6.051% (US0003M + 0.380%) due 03/22/2037 ~	46,851	35,138
6.061% (US0003M + 0.390%) due 12/22/2036 ~	2,962	2,488
6.063% (US0003M + 0.400%) due 06/23/2035 ~	15,793	14,924
6.071% (US0003M + 0.400%) due 09/22/2036 ~	29,858	23,289
6.071% (TSFR3M + 0.662%) due 12/22/2037 ~	2,118	1,694
6.071% (US0003M + 0.400%) due 03/22/2038 ~	77,998	67,428
6.101% (US0003M + 0.430%) due 12/22/2035 ~	29,157	24,273
6.121% (US0003M + 0.450%) due 03/22/2038 ~	7,067	6,095
6.151% (US0003M + 0.480%) due 09/23/2035 ~	15,092	13,319
6.163% (US0003M + 0.500%) due 06/23/2035 ~	10,965	9,101
6.251% (US0003M + 0.580%) due 03/23/2035 ~	14,250	12,433
6.271% (TSFR3M + 0.862%) due 03/22/2038 ~	17,195	12,338
6.291% (US0003M + 0.620%) due 12/22/2036 ~	31,500	24,807

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.421% (US0003M + 0.750%) due 09/23/2035 ~		$20,740	$15,555
6.521% (US0003M + 0.860%) due 07/03/2033 ~		1,639	1,541
6.552% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,712
6.561% (US0003M + 0.900%) due 01/03/2033 ~		5,289	4,998
6.571% (TSFR3M + 1.162%) due 03/22/2038 ~		21,592	20,512

Santander Holdings USA, Inc.
4.500% due 07/17/2025		50,793	49,266

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	9,668
3.823% due 11/03/2028 •		31,580	28,217
6.534% due 01/10/2029 •		103,000	102,115
6.750% due 06/24/2024 •(j)(k)	GBP	48,676	57,831

Seazen Group Ltd.
4.450% due 07/13/2025		$4,000	1,090
6.000% due 08/12/2024		10,100	5,555

SLM Student Loan Trust
4.395% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	635	621

Societe Generale SA
2.889% due 06/09/2032 •		$29,900	22,659
6.446% due 01/10/2029 •		67,900	67,168
6.447% due 01/12/2027 •		83,300	83,313
6.691% due 01/10/2034 •		131,700	128,023

Standard Chartered PLC
2.678% due 06/29/2032 •		4,900	3,759

Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(e)		3,300	528
6.500% due 01/26/2026 ^(e)		1,300	208
6.650% due 08/03/2024 ^(e)		1,300	201
7.500% due 02/01/2024 ^(e)		1,700	272

SVB Financial Group
3.125% due 06/05/2030 ^(e)		500	308

Trafford Centre Finance Ltd.
6.028% (SONIO/N + 0.844%) due 07/28/2038 ~	GBP	6,550	6,473

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Capital Funding Ltd.
5.823% due 07/10/2043 •		$49,980	$38,109
6.514% (US0003M + 0.880%) due 05/01/2034 ~		1,183	1,159

UBS AG
5.125% due 05/15/2024 (k)		50,025	49,385

UBS Group AG
3.091% due 05/14/2032 •		126,092	99,670
3.250% due 04/02/2026 •	EUR	17,100	17,649
3.869% due 01/12/2029 •		$2,400	2,175
4.194% due 04/01/2031 •		36,569	31,950
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	27,000	28,539
5.959% due 01/12/2034 •		$130,900	125,661
6.246% due 09/22/2029 •		34,400	34,056
6.301% due 09/22/2034 •		19,800	19,353
6.327% due 12/22/2027 •		95,300	95,187
6.373% due 07/15/2026 •		65,500	65,285
6.442% due 08/11/2028 •		149,385	149,321
6.537% due 08/12/2033 •		212,800	210,446
7.750% due 03/01/2029 •	EUR	50,100	58,577
9.016% due 11/15/2033 •		$34,450	39,810

UniCredit SpA
2.569% due 09/22/2026 •		11,513	10,552
7.830% due 12/04/2023		603,540	604,300

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,947	2,346

Uniti Group LP
4.750% due 04/15/2028		$22,123	18,093
10.500% due 02/15/2028		12,975	12,721

VICI Properties LP
3.875% due 02/15/2029		5,805	5,022
4.500% due 09/01/2026		16,083	15,125
4.500% due 01/15/2028		3,495	3,193
4.625% due 06/15/2025		4,435	4,287
5.625% due 05/01/2024		8,500	8,454
5.750% due 02/01/2027		12,316	11,935

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(e)		39,868	21,678

			5,643,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 3.9%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	$32,144	$30,872

Altice Financing SA
5.750% due 08/15/2029	133,089	109,241

Altice France SA
8.125% due 02/01/2027	45,663	40,552

Amdocs Ltd.
2.538% due 06/15/2030	25,100	20,153

American Airlines Pass-Through Trust
2.875% due 01/11/2036	28,098	23,251
3.000% due 04/15/2030	17,781	15,942
3.150% due 08/15/2033	1,458	1,252
3.200% due 12/15/2029	9,700	8,743
3.350% due 04/15/2031	21,328	19,034
3.375% due 11/01/2028	37,496	33,495
3.575% due 07/15/2029	8,682	7,977
3.600% due 03/22/2029	3,171	2,927
3.650% due 02/15/2029	11,093	10,067
3.650% due 12/15/2029	3,485	3,042
3.700% due 04/01/2028	15,888	14,513
4.000% due 01/15/2027	1,289	1,222

Amgen, Inc.
5.750% due 03/02/2063	8,300	7,664

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	24,100	16,072

BAT Capital Corp.
6.343% due 08/02/2030	10,250	10,101
6.421% due 08/02/2033	8,450	8,220
7.079% due 08/02/2043	9,300	8,928
7.081% due 08/02/2053	10,500	9,929

Boeing Co.
5.705% due 05/01/2040	86,690	80,043
5.805% due 05/01/2050	61,800	56,014
5.930% due 05/01/2060	121,300	109,066

British Airways Pass-Through Trust
2.900% due 09/15/2036	12,990	10,788
3.300% due 06/15/2034	2,466	2,129
3.800% due 03/20/2033	4,658	4,288
4.250% due 05/15/2034	12,080	10,858

Broadcom, Inc.
2.450% due 02/15/2031	92,800	72,575
2.600% due 02/15/2033	42,115	31,424
3.137% due 11/15/2035	18,841	13,743
3.187% due 11/15/2036	20,739	14,899
3.419% due 04/15/2033	25,151	20,127
3.469% due 04/15/2034	76,805	60,355

Carvana Co. (12.000% PIK)
12.000% due 12/01/2028 (d)	101,226	79,635

Carvana Co. (13.000% PIK)
13.000% due 06/01/2030 (d)	151,838	118,633

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (d)	179,677	140,849

24	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC
2.670% due 12/01/2026		$64,300	$58,062
3.276% due 12/01/2028		16,500	14,251
3.569% due 12/01/2031		51,800	42,719

Cellnex Finance Co. SA
3.875% due 07/07/2041		22,144	15,362

Charter Communications Operating LLC
3.850% due 04/01/2061		10,900	6,099
3.900% due 06/01/2052		146,400	87,631
3.950% due 06/30/2062		71,300	40,499
4.400% due 12/01/2061		86,500	53,361

Community Health Systems, Inc.
5.625% due 03/15/2027		249,778	214,559
8.000% due 03/15/2026		99,554	94,996

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		909	893

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (d)		2,244	1,492

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,193	2,141

CoStar Group, Inc.
2.800% due 07/15/2030		29,567	23,848

CVS Pass-Through Trust
4.163% due 08/11/2036		5,130	4,391
5.773% due 01/10/2033		4,046	3,943
5.880% due 01/10/2028		692	673
7.507% due 01/10/2032		3,571	3,660

DISH DBS Corp.
5.250% due 12/01/2026		143,110	121,890
5.750% due 12/01/2028		160,000	123,300

Energy Transfer LP
4.400% due 03/15/2027		4,145	3,931
4.950% due 05/15/2028		4,355	4,169

Exela Intermediate LLC (11.500% PIK)
11.500% due 04/15/2026 (d)		10,342	1,875

Ford Foundation
2.815% due 06/01/2070		14,800	8,147

Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	880	805
4.250% due 04/06/2024 ^	GBP	4,500	4,749
4.950% due 03/23/2027		$24,600	17,097
4.950% due 02/06/2028		15,900	11,050
7.288% due 08/16/2037		30,730	25,288
8.625% due 04/28/2034 ^(e)		141,090	128,659

Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,228	1,381
7.138% (SONIO/N + 1.919%) due 12/15/2034 ~		427	414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (c)		$19,050	$19,101

Imperial Brands Finance PLC
3.500% due 07/26/2026		3,625	3,394

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		19,600	13,401

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		579,839	515,676

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,503	2,104
4.000% due 05/15/2034		59,385	53,582

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	213,300	195,048

Massachusetts Institute of Technology
4.678% due 07/01/2114		$718	595
5.600% due 07/01/2111		1,144	1,138

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	5,013	5,662
6.022% (SOFRRATE + 0.712%) due 12/15/2030 ~		$37	34

Netflix, Inc.
3.875% due 11/15/2029	EUR	32,520	33,425

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$6,710	6,341
4.345% due 09/17/2027		74,963	68,460
4.810% due 09/17/2030		212,402	183,299

Noble Finance LLC
8.000% due 04/15/2030		11,123	11,279

Norfolk Southern Corp.
4.100% due 05/15/2121		6,000	3,906

NPC Ukrenergo
6.875% due 11/09/2028 ^(e)		3,480	948

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (h)(j)		5,635	133

Oracle Corp.
3.850% due 04/01/2060		7,660	4,875
3.950% due 03/25/2051 (l)		18,560	12,736
4.100% due 03/25/2061 (l)		37,200	24,840

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		7,543	6,778

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	6,074
5.500% due 04/12/2037 ^(e)		117,045	6,730
6.000% due 05/16/2024 ^(e)		87,600	5,037
6.000% due 11/15/2026 ^(e)		54,167	3,115

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.750% due 05/17/2035 ^(e)		$43,640	$2,509

Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	5,885
5.950% due 01/28/2031		$176,125	126,238
6.700% due 02/16/2032		412,739	306,758
6.750% due 09/21/2047		71,382	42,369
6.950% due 01/28/2060		57,150	33,888
7.690% due 01/23/2050		16,197	10,420

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		70,556	65,350

Prosus NV
1.288% due 07/13/2029	EUR	19,700	15,800
1.985% due 07/13/2033		26,300	18,653
2.085% due 01/19/2030		27,600	22,540
2.778% due 01/19/2034		20,944	15,719
3.061% due 07/13/2031		$47,100	34,992
4.193% due 01/19/2032		28,000	22,339
4.987% due 01/19/2052		16,000	10,542

RegionalCare Hospital Partners Holdings, Inc.
9.750% due 12/01/2026		5,100	4,945

Rockefeller Foundation
2.492% due 10/01/2050		10,100	5,842

Rolls-Royce PLC
3.375% due 06/18/2026	GBP	7,484	8,368
4.625% due 02/16/2026	EUR	47,975	50,184
5.750% due 10/15/2027	GBP	43,671	50,740

Royal Caribbean Cruises Ltd.
11.500% due 06/01/2025		$40,736	43,037

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)	GBP	60,389	57,778

Sands China Ltd.
4.300% due 01/08/2026		$29,682	27,754
5.375% due 08/08/2025		25,048	24,280
5.650% due 08/08/2028		24,739	23,303

Santos Finance Ltd.
3.649% due 04/29/2031		13,200	10,559

Sprint Spectrum Co. LLC
4.738% due 03/20/2025		10,301	10,195
5.152% due 09/20/2029		27,959	27,475

Surgery Center Holdings, Inc.
10.000% due 04/15/2027		1,392	1,409

Sutter Health
3.161% due 08/15/2040		12,800	8,886
3.361% due 08/15/2050		31,200	20,451

Syngenta Finance NV
4.892% due 04/24/2025		7,934	7,741

Times Square Hotel Trust
8.528% due 08/01/2026		648	640

Topaz Solar Farms LLC
4.875% due 09/30/2039		9,286	8,396
5.750% due 09/30/2039		68,256	63,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$1,233	$1,172
7.125% due 04/22/2025		442	443

U.S. Renal Care, Inc.
10.625% due 06/28/2028		5,107	3,422

United Airlines Pass-Through Trust
2.700% due 11/01/2033		9,075	7,508
4.000% due 10/11/2027		2,865	2,725
4.150% due 10/11/2025		1,333	1,315
4.150% due 02/25/2033		3,579	3,252
5.875% due 04/15/2029		157,046	155,890

Valaris Ltd.
8.375% due 04/30/2030		2,156	2,159

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		14,770	12,445
3.875% due 11/01/2033		2,300	1,788
4.125% due 08/15/2031		8,400	6,902

Venture Global LNG, Inc.
8.125% due 06/01/2028		1,600	1,585
8.375% due 06/01/2031		2,900	2,854

Viasat, Inc.
6.500% due 07/15/2028		17,700	12,282

Wesleyan University
4.781% due 07/01/2116		7,745	5,902

Windstream Escrow LLC
7.750% due 08/15/2028		85,720	68,248

Wynn Macau Ltd.
5.500% due 01/15/2026		7,200	6,738

Yellowstone Energy LP
5.750% due 12/31/2026 «		2,499	2,474

			5,025,909

UTILITIES 2.7%

AT&T, Inc.
2.750% due 06/01/2031		5,900	4,723
4.300% due 02/15/2030		3,500	3,188
4.350% due 03/01/2029		1,100	1,024

Enel Finance America LLC
7.100% due 10/14/2027		7,200	7,452

Enel Finance International NV
7.500% due 10/14/2032		3,800	4,060

FORESEA Holding SA
7.500% due 06/15/2030		3,358	3,160

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	94,732
2.950% due 01/27/2029		$93,400	53,705
3.000% due 06/29/2027		12,000	8,100

ONEOK, Inc.
5.800% due 11/01/2030		10,800	10,579
6.050% due 09/01/2033		32,550	31,997
6.625% due 09/01/2053		32,900	32,255

26	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
1.700% due 11/15/2023	$99,400	$98,850
2.100% due 08/01/2027	44,031	37,676
2.500% due 02/01/2031	45,059	34,312
2.950% due 03/01/2026	69,389	63,967
3.000% due 06/15/2028	85,600	73,512
3.150% due 01/01/2026	218,783	203,574
3.250% due 02/16/2024	133,900	132,348
3.250% due 06/01/2031	86,160	68,552
3.300% due 03/15/2027	83,737	75,678
3.300% due 12/01/2027	164,659	145,600
3.400% due 08/15/2024	87,360	85,295
3.450% due 07/01/2025	135,506	128,618
3.500% due 06/15/2025	104,124	99,000
3.500% due 08/01/2050	62,977	37,565
3.750% due 02/15/2024	78,151	77,422
3.750% due 07/01/2028	176,652	156,906
3.750% due 08/15/2042	9,252	5,948
3.850% due 11/15/2023	38,144	38,040
3.950% due 12/01/2047	51,169	32,816
4.000% due 12/01/2046	45,023	28,640
4.200% due 03/01/2029	65,400	57,878
4.200% due 06/01/2041	9,800	6,898
4.250% due 03/15/2046	65,103	43,166
4.300% due 03/15/2045	50,981	34,579
4.400% due 03/01/2032	67,000	56,800
4.450% due 04/15/2042	51,362	36,770
4.500% due 07/01/2040	151,425	112,849
4.500% due 12/15/2041	21,614	14,824
4.550% due 07/01/2030	346,519	306,493
4.600% due 06/15/2043	52,798	37,989
4.650% due 08/01/2028	19,885	18,259
4.750% due 02/15/2044	48,018	35,543
4.950% due 06/08/2025	31,400	30,675
4.950% due 07/01/2050	313,203	233,863
5.250% due 03/01/2052	66,800	51,607
5.450% due 06/15/2027	17,500	16,856
5.900% due 06/15/2032	20,000	18,698

Peru LNG SRL
5.375% due 03/22/2030	1,400	1,101

PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	32,700	29,611
4.377% due 06/03/2041	36,350	31,784
4.451% due 12/01/2049	186,920	153,195
4.674% due 12/01/2053	21,300	17,911

Rio Oil Finance Trust
8.200% due 04/06/2028	20,630	20,828
9.250% due 07/06/2024	4,325	4,362
9.750% due 01/06/2027	14,095	14,570

Sprint Capital Corp.
8.750% due 03/15/2032	25,100	29,059

Sprint LLC
7.125% due 06/15/2024	27,427	27,618
7.625% due 02/15/2025	15,273	15,509
7.625% due 03/01/2026	30,127	30,985

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

System Energy Resources, Inc.
2.140% due 12/09/2025	$26,100	$23,716

		3,393,290

Total Corporate Bonds & Notes (Cost $16,256,171)		14,062,401

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (d)	56,500	37,657

Total Convertible Bonds & Notes (Cost $55,613)		37,657

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	5,805	5,277
3.850% due 06/01/2050	4,605	4,186
4.214% due 06/01/2050	26,895	18,363

		27,826

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	24,683	24,916
6.725% due 04/01/2035	6,738	6,865
7.350% due 07/01/2035	18,377	19,161

		50,942

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	18,412	9,574

Total Municipal Bonds & Notes (Cost $102,412)		88,342

U.S. GOVERNMENT AGENCIES 56.0%

Fannie Mae
0.000% due 09/25/2042 - 11/25/2042 •	838	387
0.421% due 03/25/2041 •(a)	2,257	123
0.571% due 11/25/2049 •(a)	20,548	2,145
0.601% due 06/25/2037 •(a)	368	24

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.621% due 03/25/2037 - 03/25/2049 •(a)	$7,067	$582
0.641% due 12/25/2036 - 02/25/2037 •(a)	1,255	62
0.671% due 04/25/2037 •(a)	602	39
0.681% due 04/25/2037 •(a)	886	45
0.721% due 08/25/2035 - 02/25/2043 •(a)	3,656	237
0.871% due 01/25/2038 •(a)	1,535	87
0.921% due 01/25/2040 •(a)	1,596	77
0.951% due 03/25/2037 •(a)	1,843	112
0.971% due 05/25/2037 •(a)	518	29
0.981% due 06/25/2037 •(a)	2,162	161
1.011% due 04/25/2037 •(a)	1,403	105
1.021% due 12/25/2037 - 10/25/2039 •(a)	1,693	86
1.121% due 10/25/2036 - 06/25/2040 •(a)	1,487	93
1.171% due 11/25/2035 •(a)	163	1
1.221% due 11/25/2036 •(a)	378	14
1.271% due 03/25/2036 •(a)	803	48
1.361% due 04/25/2037 •(a)	966	84
1.571% due 02/25/2038 •(a)	4,173	356
1.771% due 02/25/2037 •(a)	341	31
2.394% due 03/25/2038 •	351	316
2.500% due 04/25/2042 - 08/25/2042	15,073	13,844
3.000% due 06/25/2027 - 06/25/2042 (a)	16,554	743
3.395% due 09/01/2031 •	34	32
3.564% due 04/01/2027 •	21	20
3.781% due 02/01/2034 •	256	253
3.840% due 12/01/2035 •	13	13
3.843% due 09/01/2030 •	3	3
3.844% due 03/01/2033 •	5	5
3.910% due 10/01/2034 •	72	71
3.945% due 02/01/2032 •	2	2
4.000% due 07/01/2041 - 01/01/2059	5,398	4,815
4.000% due 12/25/2042 - 12/25/2047 (a)	1,348	154
4.282% due 09/01/2035 •	2	2
4.283% due 10/01/2036 •	2	2
4.295% due 10/01/2025 •	2	2
4.331% due 12/01/2027 •	1	1
4.338% due 04/01/2028 •	3	3
4.340% due 12/01/2033 •	7	7
4.500% due 12/25/2039 - 07/25/2040	3,378	3,208
4.500% due 12/25/2042 (a)	927	160
4.805% due 04/01/2032 •	7	7
5.000% due 08/25/2033 - 06/25/2043	17,935	17,533
5.007% due 04/01/2033 •	1	1
5.058% due 10/01/2032 •	5	5
5.190% due 05/01/2024 •	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.200% due 05/01/2024 •	$1	$1
5.462% due 12/25/2036 •	21	21
5.500% due 11/25/2032 - 06/01/2048	5,610	5,534
5.522% due 03/25/2034 •	2	2
5.544% due 09/25/2031 •	956	948
5.552% due 08/25/2034 •	1	1
5.555% due 03/01/2036 •	1	1
5.630% due 10/01/2044 •	1	1
5.779% due 03/25/2044 •	3	3
5.828% due 04/18/2028 - 09/18/2031 •	1	1
5.829% due 06/25/2029 - 08/25/2036 •	9	8
5.830% due 10/01/2040 •	10	10
5.875% due 09/01/2024 •	4	4
5.879% due 06/25/2049 •	4,363	4,201
6.000% due 06/25/2029 - 09/25/2031	735	733
6.000% due 08/01/2032 •	3	3
6.135% due 07/01/2032 •	4	4
6.195% due 03/01/2033 •	37	37
6.500% due 06/25/2028 - 02/25/2033	37	37
6.653% due 11/01/2033 •	7	7
6.850% due 12/18/2027	2	2
7.000% due 12/25/2023 - 01/25/2048	95	95
7.169% due 08/01/2033 •	9	9
7.500% due 11/25/2030 - 06/25/2042	14	14
7.500% due 06/25/2042 ~	11	11
8.500% due 06/25/2030	54	57

Freddie Mac
0.000% due 03/15/2036 •(a)	95	0
0.000% due 01/15/2038 ~(a)	15,243	674
0.000% due 01/15/2041 - 12/15/2042 •	2,284	1,596
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	141,921	94,589
0.004% due 02/15/2040 •	519	412
0.522% due 11/15/2037 •(a)	4,738	247
0.622% due 08/15/2037 •(a)	605	32
0.772% due 06/15/2038 - 01/15/2042 •(a)	3,119	195
0.836% due 11/15/2043 •	10,256	9,049
0.996% due 08/15/2044 •	5,560	4,703
1.012% due 03/15/2037 •(a)	3,137	202
1.022% due 03/15/2037 - 06/15/2039 •(a)	1,402	97
1.122% due 09/15/2036 •(a)	1,118	67
1.142% due 09/15/2036 •(a)	769	49
1.222% due 04/15/2036 - 05/15/2036 •(a)	4,633	359
1.252% due 09/25/2030 ~(a)	202,019	11,981
1.272% due 04/15/2026 •(a)	140	2

28	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.322% due 01/15/2037 •(a)	$438	$32
1.479% due 06/25/2030 ~(a)	88,064	5,941
1.537% due 05/25/2030 ~(a)	307,792	22,715
1.722% due 08/15/2036 •(a)	1,266	104
1.772% due 07/15/2034 •(a)	249	1
3.000% due 03/15/2027 - 10/15/2047 (a)	38,692	7,851
3.000% due 08/01/2032 - 03/01/2049	186,281	157,575
3.500% due 08/15/2042 - 05/01/2049	338,131	296,763
3.500% due 12/15/2042 (a)	3,848	615
4.000% due 08/01/2040 - 08/01/2048	80,486	73,373
4.000% due 09/15/2048 (a)	4,754	696
4.008% due 09/01/2037 •	1	1
4.091% due 09/25/2035 ~(a)	69,961	12,545
4.116% due 04/01/2036 •	3	3
4.120% due 12/01/2037 •	1	1
4.225% due 12/01/2033 •	25	25
4.349% due 10/01/2032 •	7	6
4.350% due 01/01/2033 •	4	4
4.355% due 09/01/2031 •	97	96
4.363% due 09/01/2034 •	25	25
4.406% due 09/01/2033 •	1	1
4.500% due 06/01/2048	2,146	2,012
4.505% due 01/01/2035 •	12	12
4.665% due 02/01/2037 •	1	1
4.667% due 04/01/2033 •	1	1
4.694% due 07/01/2034 •	20	20
4.726% due 05/01/2029 •	6	6
4.729% due 03/01/2032 •	52	52
4.912% due 11/01/2031 •	6	6
5.000% due 01/15/2034 - 05/15/2038	2,487	2,435
5.100% due 06/01/2033 •	2	2
5.102% due 05/01/2035 •	10	10
5.133% due 12/01/2034 •	4	4
5.162% due 03/01/2031 •	5	5
5.188% due 09/01/2033 •	24	23
5.216% due 01/01/2035 •	26	26
5.237% due 05/01/2033 •	5	5
5.244% due 12/15/2031 - 02/15/2032 •	349	343
5.273% due 05/01/2037 •	1	1
5.431% due 11/01/2035 •	39	39
5.452% due 07/01/2033 •	3	3
5.500% due 08/15/2036 - 06/15/2041	15,471	15,383
5.559% due 08/25/2031 •	6	6
5.702% due 09/01/2037 •	1	1
5.828% due 12/15/2046 •	17,979	17,280
5.847% due 11/01/2029 •	14	14
5.878% due 06/15/2049 •	9,868	9,531
5.971% due 07/01/2033 •	2	2
5.995% due 08/01/2034 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/15/2031 - 02/15/2032	$625	$627
6.026% due 07/25/2044 •	4	4
6.250% due 09/01/2032 •	22	22
6.500% due 11/25/2023 - 11/25/2049	4,729	4,849
6.818% due 10/15/2031 •	16	14
7.000% due 03/15/2024 - 03/15/2032	53	53
7.250% due 09/15/2030	7	8
7.500% due 09/15/2030	52	54
8.500% due 06/15/2031	27	28

Ginnie Mae
0.025% due 08/16/2048 ~(a)	3,074	1
0.088% due 10/16/2053 ~(a)	1,071	0
0.185% due 11/16/2043 ~(a)	138	0
0.761% due 10/20/2047 •(a)	8,401	705
1.091% due 03/16/2051 ~(a)	656	2
2.500% due 04/20/2052	37,375	30,584
2.625% due 10/20/2029 •	19	19
2.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
2.750% due 12/20/2026 - 12/20/2033 •	23	22
3.000% due 01/20/2042 - 11/20/2048	500	430
3.125% due 08/20/2033 •	3	3
3.500% due 03/20/2043 (a)	317	61
3.500% due 01/20/2045 - 03/15/2048	119,180	108,379
3.625% due 01/20/2027 - 01/20/2035 •	35	35
3.875% due 06/20/2027 - 06/20/2032 •	64	63
4.000% due 06/20/2039 - 08/20/2048	60,057	54,733
4.000% due 03/20/2043 (a)	794	97
4.500% due 07/20/2032 - 02/20/2049	99,298	93,079
4.503% due 11/20/2065 •	15,184	15,071
4.646% due 01/20/2066 •	2,060	2,040
4.869% due 04/20/2068 •	19,861	19,513
4.952% due 03/20/2066 •	19,376	19,245
4.961% due 04/20/2067 •	10,670	10,631
4.971% due 03/20/2066 •	5,509	5,486
5.000% due 07/20/2033	113	112
5.142% due 10/20/2066 •	9,224	9,213
5.270% due 01/20/2067 •	3,808	3,793
5.470% due 10/20/2062 •	1,528	1,517
5.480% due 04/20/2066 •	9,002	8,932
5.500% due 04/20/2037	123	122
5.902% due 03/20/2063 •	289	288
6.100% due 06/15/2028 - 01/15/2029	183	182
6.182% due 08/20/2066 •	9,584	9,530
6.212% due 09/20/2066 •	5,232	5,207

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.232% due 05/20/2066 - 09/20/2066 •	$63,863	$63,452
6.262% due 08/20/2066 •	8,492	8,453
6.282% due 11/20/2066 •	13,001	12,945
6.464% due 04/20/2067 •	12,956	12,908
6.490% due 01/15/2028 - 01/15/2029	211	212

Ginnie Mae, TBA
2.000% due 10/01/2053 - 11/01/2053	85,000	67,222
2.500% due 11/01/2053	74,050	60,591
3.000% due 11/01/2053	2,400	2,035
3.500% due 10/01/2053 - 11/01/2053	514,700	450,930
4.000% due 10/01/2053 - 11/01/2053	1,020,491	919,980
4.500% due 10/01/2053 - 11/01/2053	1,007,650	931,468
5.000% due 10/01/2053	314,400	297,943

U.S. Small Business Administration
5.370% due 04/01/2028	78	77

Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,766	1,358
2.000% due 11/01/2023 - 11/01/2051	14,236	11,068
2.500% due 08/01/2027 - 04/01/2052	2,360,210	1,894,025
3.000% due 10/01/2023 - 06/01/2053	3,767,630	3,196,975
3.500% due 10/01/2025 - 05/01/2052	743,963	652,299
4.000% due 03/01/2024 - 10/01/2053	3,562,515	3,196,016
4.500% due 10/01/2023 - 10/01/2053	544,571	501,559
5.000% due 06/01/2024 - 09/01/2053	147,752	139,643
5.500% due 10/01/2023 - 10/01/2053	976,135	944,322
6.000% due 11/01/2024 - 08/01/2053	266,584	263,708
6.500% due 04/01/2025 - 10/01/2053	40,462	40,697

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2038 - 10/01/2053	2,950	2,600
3.000% due 10/01/2038 - 11/01/2053	4,880,357	4,078,145
3.500% due 10/01/2053 - 11/01/2053	5,984,365	5,150,788
4.000% due 10/01/2053 - 11/01/2053	7,478,268	6,661,530
4.500% due 10/01/2053 - 11/01/2053	4,292,040	3,942,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2053 - 11/01/2053	$6,754,480	$6,374,146
5.500% due 09/01/2053 - 11/01/2053	13,357,954	12,908,203
6.000% due 10/01/2053 - 11/01/2053	12,324,320	12,159,859
6.500% due 10/01/2053 - 11/01/2053	5,432,800	5,455,641

Vendee Mortgage Trust
6.500% due 09/15/2024	5	5

Total U.S. Government Agencies (Cost $74,491,879)		71,615,385

U.S. TREASURY OBLIGATIONS 15.6%

U.S. Treasury Bonds
2.250% due 08/15/2046 (q)	4,400	2,791
2.500% due 02/15/2045 (q)	77,400	52,582
2.500% due 02/15/2046 (q)	2,319	1,557
2.500% due 05/15/2046 (q)	4,955	3,321
2.750% due 11/15/2047	100	70
2.875% due 05/15/2043 (q)	118,245	87,647
2.875% due 08/15/2045	858,035	621,740
2.875% due 11/15/2046	542,700	389,938
2.875% due 05/15/2049 (q)	3,300	2,355
3.000% due 11/15/2044	615,851	459,807
3.000% due 08/15/2048	2,585	1,890
3.000% due 02/15/2049 (q)	125,029	91,413
3.125% due 02/15/2043 (q)	276,604	214,201
3.125% due 08/15/2044	478,709	365,913
3.375% due 05/15/2044	712,349	568,669
3.625% due 08/15/2043	480,378	400,956
3.625% due 02/15/2044	494,809	411,590

30	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 11/15/2043 (q)	$355,213	$301,598
4.375% due 08/15/2043	494,700	461,617
6.250% due 05/15/2030	845	922

U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2024 (q)	2,302,172	2,248,869
0.125% due 10/15/2024 (o)	1,559,778	1,512,256
0.125% due 04/15/2025 (o)	369,775	352,794
0.125% due 07/15/2030 (o)	1,431,904	1,241,552
0.125% due 01/15/2031 (o)	23,016	19,695
0.125% due 07/15/2031 (o)	83,363	70,827
0.250% due 01/15/2025 (o)	924,659	889,474
0.250% due 07/15/2029 (o)	1,496,978	1,334,311
0.250% due 02/15/2050 (o)	195,261	115,161
0.375% due 01/15/2027 (o)	22,161	20,619
0.500% due 04/15/2024 (o)	1,106,538	1,087,144
0.500% due 01/15/2028 (o)	5,807	5,354
0.625% due 01/15/2024 (o)	1,894,093	1,875,994
0.625% due 07/15/2032	1,056,960	921,644
0.625% due 02/15/2043	31,804	23,147
0.750% due 07/15/2028 (o)	330,275	307,454
0.750% due 02/15/2042 (o)	252,509	191,486
0.750% due 02/15/2045	168,669	122,764
0.875% due 02/15/2047	204,391	149,243
1.000% due 02/15/2046 (o)	161,074	122,445
1.000% due 02/15/2048 (o)	235,160	175,197
1.000% due 02/15/2049 (o)	590,257	436,314
1.375% due 07/15/2033	858,683	794,616
1.375% due 02/15/2044 (o)	128,067	107,213
1.500% due 02/15/2053	320,855	265,756
2.125% due 02/15/2040	71,706	69,569
2.125% due 02/15/2041	18,007	17,436
2.500% due 01/15/2029 (o)	25,525	25,707

U.S. Treasury Notes
1.500% due 08/15/2026 (q)	1,100	1,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 02/15/2026 (q)	$420	$389
2.000% due 11/15/2026 (q)	200	184
2.250% due 11/15/2024	965	932
2.375% due 03/31/2029 (q)	1,051,400	936,239
2.625% due 02/15/2029	560	507
2.750% due 02/28/2025 (q)	400	386

Total U.S. Treasury Obligations (Cost $23,492,164)		19,884,258

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.8%

20 Times Square Trust
3.203% due 05/15/2035 ~	138,409	109,809

Adjustable Rate Mortgage Trust
3.650% due 01/25/2036 ^«~	46	41
3.973% due 07/25/2035 «~	237	209
4.391% due 09/25/2035 ^~	412	353
4.458% due 05/25/2035 ~	2,115	1,967
4.461% due 02/25/2036 ^ ~	1,328	941
4.510% due 11/25/2035 ^~	1,561	1,146
4.620% due 11/25/2035 ^«~	42	32
4.815% due 01/25/2036 ^~	3,719	2,900
4.990% due 03/25/2036 ~	10,299	3,518
5.377% due 07/25/2035 ~	850	777
5.383% due 01/25/2036 ^~	517	473
5.674% due 08/25/2036 •	104	38
5.738% due 08/25/2036 ~	3,204	455
5.794% due 08/25/2036 •	116	51
5.854% due 06/25/2037 •	263	311
5.934% due 03/25/2036 •	725	206
5.954% due 01/25/2036 •	3,366	3,084

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.974% due 11/25/2035 •		$2,341	$2,130
5.974% due 01/25/2036 «•		405	356
6.384% due 08/25/2035 •		3,185	2,808
6.584% due 01/25/2035 ^•		4,604	3,963

American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		143,361	117,766
0.000% due 03/25/2058 (h)		82,749	67,448

American Home Mortgage Assets Trust
5.326% due 02/25/2047 •		24,972	9,792
5.546% due 11/25/2046 •		137,369	42,039
5.624% due 05/25/2046 ^•		5,820	4,791
5.624% due 12/25/2046 ^•		24,028	19,917
5.644% due 10/25/2046 •		168	90
5.814% due 09/25/2046 ^•		9,326	8,798
5.814% due 06/25/2047 ^•		72	62
6.750% due 06/25/2037 ^þ		10,763	8,900

American Home Mortgage Investment Trust
4.334% due 10/25/2034 •		1,189	1,155
5.714% due 03/25/2046 •		7,048	5,961
5.754% due 06/25/2046 •		11,161	2,244
5.794% due 12/25/2046 •		5,254	4,201
5.834% due 03/25/2046 •		7,633	6,431
5.908% due 09/25/2035 þ		20,461	10,857
6.000% due 06/25/2035 þ		14,175	8,978
6.034% due 11/25/2045 •		155	108
7.511% due 09/25/2035 •		30,535	13,309
7.654% due 12/25/2035 •		258	90
7.654% due 11/25/2045 ^•		19,836	8,524

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,104
6.500% due 12/25/2067 þ		17,625	17,510

AOA Mortgage Trust
6.322% due 10/15/2038 •		7,275	6,603

AREIT LLC
7.442% due 02/17/2028 •		38,900	38,903

Atlas Funding PLC
6.074% due 07/25/2058 •	GBP	4,547	5,551
6.346% due 01/20/2061 •		5,637	6,891

Avon Finance
6.089% due 12/28/2049 •		98,065	119,054
6.939% due 12/28/2049 •		15,118	18,256
7.689% due 12/28/2049 •		14,835	17,755
8.189% due 12/28/2049 •		8,841	10,393

Avon Finance PLC
0.000% due 11/28/2050 (b)(h)		16,523	13,046
0.000% due 11/28/2050 (a)(h)		9,500	35
6.298% due 11/28/2050 •		479,077	583,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.948% due 11/28/2050 •	GBP	31,368	$37,793
7.698% due 11/28/2050 •		18,535	22,236
8.198% due 11/28/2050 •		10,550	12,437
8.698% due 11/28/2050 •		11,976	13,805
9.198% due 11/28/2050 •		9,124	10,214
9.220% due 11/28/2050 •		8,554	10,200

BAMLL Commercial Mortgage Securities Trust
1.069% due 07/07/2043 ~(a)		$2,451	57
3.418% due 07/07/2043		923	902
6.497% due 09/15/2038 •		200	190

Banc of America Alternative Loan Trust
5.500% due 10/25/2033		2,433	2,310
5.500% due 12/25/2035 ^«		55	46
5.834% due 06/25/2046 •		1,700	1,367
5.834% due 06/25/2046 ^«•		26	20
6.000% due 07/25/2034		9,571	9,006
6.000% due 03/25/2036 ^		1,552	1,356
6.000% due 06/25/2046 ^«		108	90
6.000% due 07/25/2046 ^«		200	155

Banc of America Funding Trust
3.116% due 12/20/2034 ~		207	150
3.424% due 05/26/2037 ~		33,258	25,562
3.629% due 03/20/2036 «~		28	23
3.806% due 09/20/2046 ^~		665	569
3.835% due 11/20/2035 ~		1,289	1,066
3.906% due 03/20/2036 «~		245	203
3.975% due 05/20/2034 «~		378	327
4.009% due 04/20/2035 «~		88	75
4.056% due 11/20/2035 ~		1,935	1,623
4.083% due 10/20/2046 ^~		244	200
4.085% due 05/20/2036 ^«~		78	67
4.375% due 09/25/2048 ~		12,502	11,332
4.436% due 01/20/2047 ^~		64	58
4.496% due 09/20/2035 «~		6	5
4.646% due 05/25/2035 «~		10	9
4.647% due 07/20/2036 ~		1,507	1,397
4.704% due 06/20/2047 ~		1,593	1,356
4.716% due 09/20/2035 ^«~		131	104
5.389% due 10/20/2035 ~		1,989	1,811
5.500% due 09/25/2034 «		12	11
5.500% due 03/25/2036 ^«		38	32
5.642% due 05/26/2037 •		3,506	3,086
5.759% due 02/20/2047 •		2,672	2,286
5.819% due 07/20/2036 •		10,755	10,439
5.819% due 10/20/2036 •		3,059	2,410
5.859% due 06/20/2047 •		10,015	7,808
5.889% due 05/20/2035 •		5,000	4,673
5.934% due 07/25/2036 ^«•		20	12
5.994% due 07/25/2037 •		12,146	11,134
5.999% due 05/20/2036 •		67,486	20,092
6.000% due 05/20/2033 «		16	14
6.000% due 02/25/2034 «		365	333
6.000% due 09/25/2036 ^«		101	81
6.000% due 09/25/2036 ^		988	810
6.000% due 08/25/2037 ^		2,643	2,003

32	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 10/26/2037 ~	$4,832	$4,155
6.014% due 07/25/2037 •	7,958	7,303
6.056% due 06/20/2035 ^«•	361	253
6.059% due 09/20/2035 ^•	3,149	2,220
6.234% due 05/25/2037 ^•	928	780
6.388% due 04/25/2037 ^þ	212	176
6.489% due 04/20/2035 •	9,061	7,843

Banc of America Mortgage Trust
3.818% due 02/25/2035 «~	79	74
3.891% due 02/25/2036 ^~	1,097	975
3.896% due 11/25/2035 ^«~	80	69
3.989% due 01/25/2036 ^«~	62	52
4.095% due 12/25/2033 «~	23	21
4.122% due 12/25/2033 «~	40	37
4.148% due 01/25/2035 ~	4,624	4,407
4.182% due 11/20/2046 ^~	13	12
4.252% due 01/25/2034 ~	593	569
4.350% due 05/25/2035 ^~	1,673	1,464
4.411% due 10/25/2035 ^«~	10	9
4.435% due 04/25/2035 ^«~	97	92
4.437% due 02/25/2035 «~	99	90
4.587% due 06/25/2035 ~	78	65
4.651% due 04/25/2033 «~	25	23
4.663% due 05/25/2034 «~	110	100
4.776% due 03/25/2033 «~	64	57
5.127% due 09/25/2035 ^«~	83	69
5.127% due 09/25/2035 ^~	171	146
5.133% due 08/25/2035 ^~	1,264	1,178
5.235% due 07/25/2035 ^~	216	199
5.235% due 07/25/2035 ~	372	342
5.270% due 07/25/2034 «~	7	6
5.372% due 05/25/2033 «~	1	1
5.496% due 11/25/2035 ^«~	65	57
5.500% due 09/25/2035 ^«	476	387
5.750% due 07/20/2032 «~	3	2
6.000% due 09/25/2033 ~	945	876
6.000% due 09/25/2037 ^«	90	69
6.000% due 07/25/2046 •	1,927	1,579
6.330% due 09/25/2035 «~	4	4

BANK
0.456% due 02/15/2061 ~(a)	215,517	2,879

Barclays Mortgage Loan Trust
0.000% due 07/25/2053 «~	69	69
7.653% due 07/25/2053 «~	233,185	233,477

Bayview Commercial Asset Trust
5.854% due 01/25/2037 •	34	32

BCAP LLC Trust
1.130% due 11/26/2036 •	5,123	1,648
2.986% due 09/27/2037 •	4,391	4,164
3.115% due 12/27/2023	84	36
3.759% due 02/26/2036 ~	1,447	1,254
3.817% due 07/26/2036 ~	8,830	3,786
3.825% due 06/26/2037 ~	6,141	5,273
3.825% due 06/27/2037 ~	5,203	4,245
3.826% due 06/26/2037 ~	927	784

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.881% due 05/26/2047 ~	$3,775	$3,080
3.908% due 05/26/2037 •	2,649	2,459
3.989% due 01/26/2036 ~	925	702
4.034% due 12/20/2035 ~	10,850	5,557
4.131% due 10/26/2035 ~	1,883	1,295
4.421% due 11/27/2047 ~	24,071	17,871
4.481% due 11/26/2035 ~	164	159
4.757% due 02/26/2036 ~	12	11
4.982% due 10/26/2035 ~	2,904	2,902
5.250% due 02/26/2036 ~	666	281
5.250% due 04/26/2037	1,212	675
5.541% due 09/26/2035 «~	1	0
5.622% due 08/26/2036 ~	10,562	9,155
5.750% due 04/25/2037	5,140	2,331
5.774% due 01/25/2037 ^•	278	256
5.789% due 03/26/2035 ~	663	592
5.828% due 07/26/2036 ~	226	187
5.874% due 05/25/2047 ^•	2,963	2,765
6.000% due 07/26/2036 ~	7,767	4,535
6.000% due 08/26/2037 ~	6,819	6,138
6.069% due 05/26/2037 •	8,422	5,898
6.250% due 12/26/2036 ~	5,809	4,888
7.834% due 10/25/2047 •	4,754	3,675
8.025% due 04/26/2037 ~	4,459	2,259

Bear Stearns Adjustable Rate Mortgage Trust
3.587% due 07/25/2036 ^~	1,659	1,389
3.725% due 02/25/2035 ~	599	561
3.754% due 04/25/2034 «~	473	418
3.881% due 05/25/2047 ^~	2,141	1,904
3.987% due 09/25/2034 ~	827	760
4.025% due 04/25/2034 «~	276	252
4.031% due 01/25/2035 ~	88	81
4.068% due 06/25/2047 ^~	4,771	4,251
4.106% due 08/25/2047 ^~	1,029	877
4.213% due 07/25/2034 «~	94	85
4.217% due 01/25/2035 ~	303	288
4.225% due 08/25/2047 ^~	3,010	2,521
4.241% due 03/25/2035 ~	388	337
4.482% due 02/25/2033 «~	1	1
4.511% due 10/25/2033 «~	101	89
4.540% due 05/25/2037 ~	3,254	2,647
4.632% due 07/25/2033 ~	88	81
4.640% due 02/25/2036 ^~	304	272
4.670% due 11/25/2034 «~	10	8
4.709% due 08/25/2035 ~	1,215	1,189
4.766% due 02/25/2036 ^«~	13	10
4.933% due 08/25/2035 ^~	880	714
4.996% due 05/25/2034 «~	16	15
5.016% due 08/25/2035 ^~	187	169
5.362% due 01/25/2035 «~	19	17
5.481% due 08/25/2035 «~	134	118
5.631% due 02/25/2036 ^~	1,361	1,194
5.855% due 11/25/2034 «~	282	248
6.250% due 07/25/2034 «~	19	17
6.687% due 12/25/2046 •	1,550	1,313
6.800% due 02/25/2036 •	31	29

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.909% due 02/25/2036 ^«~	$45	$41
7.884% due 08/25/2035 ^•	4,599	3,275

Bear Stearns ALT-A Trust
1.625% due 01/25/2034 «~	37	28
3.145% due 04/25/2035 «~	265	198
3.698% due 11/25/2035 ^~	5,391	3,246
3.750% due 04/25/2035 «~	384	336
3.802% due 05/25/2036 ~	9,324	6,541
3.876% due 01/25/2047 ~	1,595	741
3.918% due 02/25/2036 ^~	5,459	4,521
3.969% due 05/25/2036 ^~	5,589	2,799
3.988% due 03/25/2036 ^~	5,864	4,560
4.014% due 05/25/2036 ~	8,937	4,404
4.027% due 08/25/2036 ^~	229	158
4.074% due 09/25/2047 ^~	18,711	9,212
4.094% due 05/25/2035 «~	269	253
4.135% due 02/25/2036 ^~	1,154	787
4.138% due 11/25/2036 ~	4,468	2,514
4.144% due 04/25/2035 ~	284	276
4.149% due 09/25/2035 ^~	838	361
4.162% due 11/25/2035 ^~	7,889	6,087
4.216% due 08/25/2036 ^~	2,807	1,421
4.268% due 05/25/2036 «~	11	7
4.292% due 06/25/2034 «~	292	263
4.305% due 05/25/2035 ~	739	687
4.372% due 02/25/2034 ~	43	40
4.398% due 05/25/2035 ~	154	143
4.399% due 01/25/2036 ^~	2,508	2,288
4.412% due 02/25/2036 ^~	644	561
4.436% due 04/25/2035 «~	81	71
4.511% due 01/25/2035 ~	251	205
4.526% due 01/25/2035 «~	47	41
4.598% due 09/25/2035 ^~	3,689	2,250
4.628% due 01/25/2036 ~	11,811	10,894
4.690% due 07/25/2035 ~	19,210	13,076
4.714% due 09/25/2035 ^~	4,502	2,473
4.749% due 10/25/2035 ^~	12,238	10,266
4.896% due 07/25/2035 ^~	8,236	5,777
5.090% due 08/25/2034 ~	650	619
5.125% due 09/25/2034 «~	79	73
5.216% due 09/25/2035 ~	4,422	3,559
5.754% due 02/25/2034 •	54	48
5.754% due 08/25/2036 •	9,453	8,214
5.754% due 11/25/2036 ^•	4,264	3,683
5.754% due 06/25/2046 ^•	7,172	6,255
5.766% due 09/25/2034 «~	21	20
5.774% due 12/25/2046 ^•	2,602	2,250
5.874% due 04/25/2036 ^•	3,274	2,853
5.914% due 02/25/2036 •	1,494	1,313
6.074% due 04/25/2034 «•	66	61
6.109% due 04/25/2035 •	5,113	5,133
6.289% due 06/25/2034 •	1,679	1,675
6.364% due 11/25/2034 •	6,349	5,359
6.559% due 01/25/2035 •	5,483	5,003
7.084% due 09/25/2034 •	6,446	6,171
7.159% due 07/25/2034 •	4,244	4,283

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
5.125% due 03/25/2034 þ	$1,352	$1,410
5.500% due 01/25/2034 þ	3,965	3,250
5.500% due 06/25/2034 þ	156	148
5.500% due 08/25/2035 ~	2,888	1,749
5.500% due 12/25/2035 •	2,826	1,324
5.734% due 02/25/2037 •	9,943	7,563
5.750% due 10/25/2033 «þ	75	75
5.750% due 01/25/2034 þ	3,444	2,822
5.894% due 04/25/2036 •	5,336	5,518
5.934% due 05/25/2036 •	6,667	1,813
6.000% due 10/25/2035 þ	4,821	3,078
6.534% due 10/25/2033 «•	33	32
6.614% due 01/25/2034 •	2,448	1,902
6.750% due 12/25/2036 þ	2,388	2,317

Bear Stearns Mortgage Funding Trust
5.614% due 06/25/2037 •	7,718	7,057
5.644% due 06/25/2037 •	38,818	36,084
5.774% due 03/25/2037 •	36,454	33,447
5.834% due 11/25/2036 ^•	13,801	11,925
5.834% due 09/25/2046 •	15,993	13,564
5.854% due 12/25/2036 •	4,834	4,498
5.874% due 08/25/2036 •	8,028	7,048

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	108	80
4.710% due 01/26/2036 ^~	4,376	3,188
7.000% due 07/25/2037 ~	29,892	10,198

Beast Mortgage Trust
6.196% due 04/15/2036 •	13,505	13,197

BellaVista Mortgage Trust
5.942% due 05/20/2045 •	110	71
6.038% due 01/22/2045 •	499	438

Benchmark Mortgage Trust
0.665% due 07/15/2053 ~(a)	68,256	2,122
1.560% due 12/17/2053 ~(a)	217,685	15,279
1.912% due 07/15/2053 ~(a)	103,738	7,077

BHP Trust
6.355% due 08/15/2036 •	2,248	2,237

BIG Commercial Mortgage Trust
6.674% due 02/15/2039 •	3,500	3,445

BSREP Commercial Mortgage Trust
6.397% due 08/15/2038 •	6,207	5,827

BX Commercial Mortgage Trust
6.345% due 02/15/2039 •	28,387	27,739

BX Trust
6.247% due 02/15/2036 •	12,386	12,178

BXP Trust
3.379% due 06/13/2039	28,700	25,767

CALI Mortgage Trust
3.957% due 03/10/2039	9,000	6,878

CFCRE Commercial Mortgage Trust
1.217% due 11/10/2049 ~(a)	146,530	3,654

34	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~		$86,600	$73,318
3.500% due 06/25/2062 ~		43,309	38,374

Chase Mortgage Finance Trust
3.848% due 03/25/2037 ^~		2,601	2,383
3.873% due 12/25/2035 ^~		95	87
3.928% due 01/25/2036 ^~		278	247
4.376% due 09/25/2036 ^~		9	7
4.425% due 02/25/2037 «~		12	11
4.666% due 12/25/2037 ^«~		300	252
4.767% due 06/25/2035 «~		23	21
4.921% due 06/25/2035 «~		2	2
5.500% due 11/25/2035		642	464
6.000% due 10/25/2036 ^«		460	178
6.000% due 11/25/2036		1,712	718
6.000% due 12/25/2036 «		106	45
6.000% due 12/25/2036		899	391
6.000% due 02/25/2037 ^		1,299	505
6.000% due 03/25/2037 ^		703	391
6.000% due 05/25/2037 ^		11,428	5,174
6.250% due 10/25/2036 ^		4,278	1,764

ChaseFlex Trust
4.421% due 09/25/2036 ~		3,964	3,381
5.714% due 05/25/2037 •		11,240	10,661
5.734% due 07/25/2037 •		8,868	7,295
6.300% due 06/25/2036 ^~		9,438	7,830

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.053% due 08/25/2037 •		6,231	4,860
4.188% due 08/25/2037 ^þ		657	497
5.774% due 08/25/2037 •		4,294	4,090

Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	129,677
0.000% due 05/20/2046		9	44,163
6.019% due 03/17/2046 •		394,836	482,993
6.469% due 03/17/2046 •		125,536	152,737
6.969% due 03/17/2046 •		116,569	141,081
7.469% due 03/17/2046 •		71,735	86,281
8.219% due 03/17/2046 •		35,868	42,639

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.614% due 05/25/2036 •		$113	101
5.664% due 05/25/2036 •		220	196
5.714% due 01/25/2035 •		127	119
5.738% due 08/25/2035 «•		240	218

CIM Trust
5.000% due 05/25/2062 ~		22,896	22,183
6.639% due 12/25/2067 þ		29,889	29,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citicorp Mortgage Securities Trust
5.750% due 06/25/2036 «	$84	$69
6.000% due 08/25/2036	2,378	2,090

Citigroup Commercial Mortgage Trust
1.520% due 10/10/2049 ~(a)	274,007	8,431
3.349% due 02/10/2049	40,000	37,532

Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ^~	825	66
0.000% due 09/25/2060 ~	109,532	68,913
0.000% due 09/25/2060 ~(a)	737,935	21,086
0.000% due 10/25/2060 ~	60,493	31,206
0.000% due 10/25/2060 ~(a)	948,173	28,410
0.000% due 05/01/2061 ~	37,444	18,494
0.000% due 05/01/2061 ~(a)	1,032,981	32,712
0.000% due 08/01/2061 ~	23,216	13,145
0.000% due 08/01/2061 ~(a)	1,156,145	86,713
0.000% due 12/25/2061 ~	421,520	328,795
0.000% due 02/01/2062 ~	811,004	644,034
0.000% due 03/01/2062 ~	857,437	685,748
0.000% due 07/25/2062 ~	1,203,025	958,922
0.000% due 10/25/2062 ~	453,876	394,600
0.000% due 09/25/2064 ~	51	49
0.000% due 03/01/2065 ~	28,086	11,493
0.000% due 03/01/2065 ~(a)	1,918,685	32,504
0.000% due 03/01/2070 ~	19,237	12,706
0.000% due 03/01/2070 ~(a)	288,197	12,119
0.000% due 09/25/2076 ~	287,982	232,725
0.000% due 01/25/2082 (a)	464	443
0.110% due 10/25/2060 ~(a)	844,094	3,632
0.150% due 09/25/2060 ~(a)	671,266	4,006
0.150% due 05/01/2061 ~(a)	931,882	5,986
0.150% due 03/01/2070 ~(a)	269,497	1,033
0.151% due 03/01/2065 ~(a)	1,479,571	9,185
0.170% due 08/01/2061 ~(a)	1,058,561	2,432
1.000% due 11/01/2073 «(c)	2,875	1,369
1.500% due 10/25/2060 ~	586,761	504,946
1.500% due 03/01/2065 ~	1,401,779	1,150,522
1.500% due 03/01/2070 ~	160,441	142,343
1.750% due 09/25/2060 ~	355,288	314,253

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 09/25/2060 ~	$65,780	$51,547
2.000% due 08/01/2061 ~	834,566	730,017
2.125% due 05/01/2061 ~	750,075	642,662
2.250% due 03/01/2065 ~	135,165	90,975
2.500% due 10/25/2060 ~	69,657	53,270
2.500% due 05/01/2061 ~	68,073	46,857
2.625% due 08/01/2061 ~	84,146	61,720
2.750% due 09/25/2060	57,244	44,725
2.750% due 03/01/2065 ~	101,375	66,497
2.750% due 03/01/2070 ~	23,221	19,131
2.875% due 05/01/2061 ~	55,309	36,973
2.875% due 08/01/2061 ~	58,828	42,502
3.000% due 10/25/2060 ~	68,367	52,086
3.000% due 03/01/2065 ~	80,097	50,902
3.000% due 03/01/2070 ~	26,154	21,541
3.125% due 05/01/2061 ~	44,369	29,113
3.250% due 09/25/2060	50,716	39,316
3.250% due 08/01/2061 ~	48,403	34,168
3.250% due 11/01/2073 «(c)	391,706	310,264
3.266% due 03/01/2065 ~	103,877	59,207
3.283% due 10/25/2035 ^~	1,555	826
3.345% due 05/25/2047 ~	15,818	11,955
3.364% due 03/25/2052 ~	408,070	324,543
3.500% due 10/25/2060 ~	52,242	39,224
3.500% due 05/01/2061 ~	30,998	18,999
3.500% due 03/01/2070 ~	20,531	16,696
3.674% due 10/25/2046 ^~	1,308	1,156
3.675% due 12/25/2035 ^~	203	129
3.750% due 08/01/2061 ~	35,744	25,963
3.781% due 05/01/2061 ~	23,096	14,295
3.823% due 09/25/2037 «~	343	327
3.856% due 03/25/2037 ^~	968	820
3.897% due 10/25/2060 ~	66,433	46,812
3.934% due 03/25/2037 ~	6,174	4,677
4.029% due 04/25/2035 ~	949	893
4.029% due 09/25/2060 ~	66,282	49,946
4.038% due 12/25/2035 ~	5,423	4,614
4.107% due 03/25/2036 ^~	954	894
4.145% due 01/25/2082 ~	241,333	202,747
4.190% due 06/25/2036 ~	501	459
4.259% due 08/01/2061 ~	28,297	19,718
4.319% due 03/25/2034 ~	241	210
4.329% due 03/01/2070 ~	21,753	17,927
4.364% due 07/25/2036 ^~	963	890
4.425% due 09/25/2064 ~	95,141	71,369
4.510% due 09/25/2037 ~	4,531	3,993
4.511% due 06/25/2036 ^~	1,661	1,483
4.649% due 03/25/2035 ~	7,710	7,299
4.655% due 05/25/2035 «~	128	117
4.910% due 11/25/2036 ^~	1,339	1,178
5.107% due 11/25/2036 ^~	3,035	2,582
5.113% due 07/25/2036 «~	116	107
5.247% due 10/25/2035 ^«~	16	13
5.250% due 03/25/2037 ^	1,938	1,373
5.282% due 08/25/2035 ~	185	175
5.500% due 08/25/2035 •	3,616	3,463

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/25/2035 ^	$996	$961
5.501% due 11/25/2036 ~	3,441	2,408
5.504% due 01/25/2037 •	153	134
5.564% due 06/25/2036 •	450	422
5.709% due 08/25/2036 •	29,330	12,189
5.750% due 04/25/2047 ^	3,821	2,009
5.848% due 05/20/2047 •	7,297	6,158
5.934% due 09/25/2036 •	404	378
6.000% due 05/25/2035	1,787	1,737
6.000% due 05/25/2037	2,469	1,892
6.000% due 08/25/2037 ~	11,263	5,355
6.250% due 11/25/2037 ~	1,946	863
6.380% due 03/25/2036 ^•	144	132
6.384% due 09/25/2037 •	1,817	1,516
6.500% due 10/25/2036 ~	5,570	3,022
6.980% due 05/25/2035 •	10	10
7.248% due 08/25/2035 «~	11	10

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.762% due 09/25/2035 ^«~	240	167

CitiMortgage Alternative Loan Trust
0.016% due 02/25/2037 ^•(a)	1,455	48
5.750% due 12/25/2036 ^	247	207
5.750% due 03/25/2037 ^«	422	366
5.750% due 04/25/2037	3,388	2,972
5.984% due 01/25/2037 •	7,756	6,377
6.000% due 07/25/2036 ^«	245	198
6.000% due 09/25/2036	3,694	3,153
6.000% due 11/25/2036	5,741	5,027
6.000% due 05/25/2037	7,922	6,792
6.000% due 06/25/2037 ^	2,891	2,468
6.000% due 10/25/2037 ^	1,587	1,364

CNL Commercial Mortgage Loan Trust
5.947% due 05/15/2031 •	168	162

Colony Mortgage Capital Ltd.
7.119% due 11/15/2038 •	15,102	14,116

COLT Mortgage Loan Trust
1.665% due 09/25/2061 ~	28,068	24,133
4.301% due 03/25/2067 ~	15,657	14,732

Commercial Mortgage Trust
0.250% due 04/10/2047 ~(a)	58,814	19
1.239% due 08/10/2047 ~(a)	188,628	637
1.449% due 10/10/2049 ~(a)	192,642	5,363
3.140% due 10/10/2036	13,000	11,269
3.546% due 06/10/2047	8,178	8,069
3.550% due 02/10/2049	9,901	9,639
4.228% due 05/10/2051	1,400	1,281

Countrywide Alternative Loan Resecuritization Trust
3.192% due 08/25/2037 ^~	808	378
6.000% due 05/25/2036 ^	54	31
6.000% due 08/25/2037 ^~	1,133	552

Countrywide Alternative Loan Trust
0.000% due 11/25/2035 ^•(a)	5,002	130
0.000% due 08/25/2036 ^•(a)	7,846	330

36	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.449% due 05/25/2035 ^~	$1,868	$1,388
3.460% due 06/25/2046 ~	3,746	3,312
3.707% due 06/25/2037 «~	80	59
3.752% due 03/25/2047 ^•	2,797	2,400
3.819% due 12/25/2035 «~	71	63
3.843% due 11/25/2035 ^~	200	174
3.939% due 12/25/2035 «~	50	44
3.964% due 02/25/2037 ^~	518	444
4.093% due 06/25/2037 ~	2,174	1,922
4.148% due 03/25/2047 ~	2,895	2,482
4.164% due 08/25/2036 ~	355	323
4.201% due 12/25/2034 ~	4,717	4,548
4.574% due 10/25/2034 •	4,640	4,600
4.746% due 08/25/2034 ^~	2,246	2,099
5.000% due 08/25/2035 ^	2,625	1,803
5.037% due 09/25/2034 ~	1,251	1,180
5.500% due 01/25/2035 ^	15,836	15,223
5.500% due 03/25/2035	8,252	7,109
5.500% due 05/25/2035	11,316	9,016
5.500% due 06/25/2035 ^«	122	90
5.500% due 07/25/2035 ^«	42	28
5.500% due 08/25/2035	3,075	2,564
5.500% due 09/25/2035 ^	22,619	16,097
5.500% due 11/25/2035 ^	6,301	4,569
5.500% due 11/25/2035 •	2,559	1,184
5.500% due 12/25/2035 •	20,628	11,878
5.500% due 12/25/2035 ^	4,033	1,925
5.500% due 01/25/2036 ^•	1,459	1,308
5.500% due 01/25/2036 •	3,648	2,281
5.500% due 01/25/2036 «	136	77
5.500% due 01/25/2036 ^	4,703	3,456
5.500% due 02/25/2036 ^	566	322
5.500% due 02/25/2036 «	46	26
5.500% due 02/25/2036	28,862	17,810
5.619% due 02/20/2047 ^•	13,394	10,212
5.626% due 12/25/2035 •	7,117	5,987
5.629% due 03/20/2047 •	16,471	13,331
5.634% due 12/20/2046 ^•	31,008	26,345
5.639% due 07/20/2046 ^•	4,861	3,852
5.644% due 04/25/2047 •	13,297	10,750
5.649% due 09/20/2046 •	8,523	7,549
5.649% due 02/20/2047 •	2,567	1,981
5.674% due 06/25/2036 •	773	683
5.704% due 04/25/2047 •	10,150	7,524
5.714% due 06/25/2037 •	13,559	11,918
5.724% due 06/25/2047 •	10,498	8,137
5.750% due 05/25/2036	254	101
5.750% due 08/25/2036 ^	3,637	1,944
5.750% due 03/25/2037	3,566	1,919
5.750% due 06/25/2037	2,892	1,283
5.750% due 07/25/2037 ^	822	475
5.750% due 04/25/2047 ^	2,035	1,093
5.754% due 06/25/2036 •	10,303	8,439
5.754% due 11/25/2036 •	9,103	8,588
5.754% due 01/25/2037 •	20,373	17,414
5.754% due 07/25/2046 •	5,532	5,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.754% due 09/25/2047 •	$14,501	$12,549
5.765% due 11/25/2035 þ	3,719	1,924
5.784% due 07/25/2036 •	14,158	5,907
5.794% due 09/25/2034 «•	155	135
5.794% due 11/25/2036 •	3,524	4,032
5.794% due 05/25/2047 •	5,185	4,370
5.804% due 02/25/2037 ^•	309	105
5.814% due 08/25/2046 •	10,602	8,640
5.814% due 09/25/2046 ^•	17,265	15,750
5.814% due 10/25/2046 •	2,146	1,922
5.834% due 03/25/2035 •	1,793	1,639
5.834% due 02/25/2036 •	1,344	1,148
5.834% due 06/25/2036 ^•	63	27
5.834% due 12/25/2036 •	327	68
5.854% due 05/25/2035 •	3,506	3,122
5.854% due 07/25/2046 •	11,646	10,080
5.859% due 03/20/2046 •	3,770	3,029
5.859% due 05/20/2046 ^•	19,289	16,071
5.874% due 05/25/2035 •	1,694	1,545
5.874% due 09/25/2047 •	12,501	11,200
5.914% due 01/25/2037 •	28,928	23,467
5.934% due 12/25/2035 •	5,232	3,978
5.934% due 04/25/2036 •	6,030	2,280
5.936% due 07/20/2035 ^•	1,690	1,464
5.954% due 07/25/2035 •	1,501	1,292
5.954% due 08/25/2035 •	5,977	4,442
5.974% due 02/25/2036 •	826	678
5.974% due 07/25/2036 •	1,745	1,489
5.976% due 08/25/2035 ^•	1,873	1,473
5.994% due 08/25/2035 •	3,650	3,218
5.994% due 12/25/2035 •	296	261
5.994% due 02/25/2037 •	11,013	8,922
5.994% due 10/25/2046 •	2,173	1,967
5.994% due 08/25/2047 ^•	1,808	1,477
6.000% due 11/25/2034	7,484	7,231
6.000% due 02/25/2035	18,997	14,915
6.000% due 02/25/2036 ^	29,737	17,347
6.000% due 03/25/2036 ^	9,002	4,003
6.000% due 04/25/2036	1,846	938
6.000% due 04/25/2036 ^	10,723	5,025
6.000% due 05/25/2036	8,679	4,610
6.000% due 05/25/2036 ^	6,943	3,610
6.000% due 06/25/2036	7,453	3,986
6.000% due 07/25/2036	7,767	4,536
6.000% due 08/25/2036 ^	3,810	2,241
6.000% due 01/25/2037 ^	910	712
6.000% due 02/25/2037 ^	3,292	1,306
6.000% due 03/25/2037 ^	3,608	1,375
6.000% due 04/25/2037 ^	7,572	3,589
6.000% due 05/25/2037 ^	11,437	5,265
6.000% due 05/25/2037	2,682	1,223
6.000% due 06/25/2037 ^	485	224
6.000% due 08/25/2037 ^•	5,251	2,660
6.000% due 01/25/2047	5,947	3,217
6.014% due 02/25/2036 ^•	5,705	4,996
6.014% due 05/25/2036 •	3,732	3,135

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.026% due 08/25/2035 •	$113	$104
6.034% due 12/25/2035 •	14,390	10,788
6.054% due 08/25/2035 ^•	591	518
6.054% due 11/25/2035 •	3,662	3,272
6.074% due 11/25/2035 þ	1,929	998
6.079% due 11/20/2035 •	5,020	4,297
6.094% due 09/25/2035 •	1,368	1,046
6.094% due 10/25/2035 •	1,299	908
6.099% due 11/20/2035 •	24,347	22,136
6.134% due 09/25/2035 •	8,690	7,739
6.134% due 12/25/2035 ^•	12,399	10,382
6.186% due 08/25/2035 •	3,197	2,839
6.234% due 08/25/2035 •	1,089	579
6.250% due 10/25/2036	4,765	2,538
6.250% due 11/25/2036	4,286	2,004
6.250% due 12/25/2036 ^	2,966	1,275
6.250% due 11/25/2046 ^	1,987	946
6.271% due 06/25/2035 •	209	181
6.434% due 08/25/2035 ^•	3,681	1,936
6.500% due 05/25/2036 ^	2,570	1,284
6.500% due 06/25/2036 ^	843	404
6.500% due 08/25/2036 ^	2,455	781
6.500% due 09/25/2036 ^	7,045	3,831
6.500% due 12/25/2036 ^	2,390	1,067
6.500% due 08/25/2037 ^	9,657	4,005
6.500% due 09/25/2037 ^	18,143	7,025
6.500% due 11/25/2037 ^	7,752	3,608
6.676% due 10/20/2035 •	14,379	10,130
6.696% due 10/20/2035 •	5,080	4,355
6.974% due 11/25/2035 •	2,850	2,273
7.000% due 08/25/2034 ^«	169	145
7.000% due 09/25/2036	25,514	5,710
7.009% due 02/25/2035 •	1,567	1,549
7.084% due 08/25/2034 •	3,390	3,270
7.084% due 10/25/2034 •	3,149	3,038
7.250% due 08/25/2032 «	47	45
7.500% due 12/25/2034 ^«	104	13

Countrywide Asset-Backed Certificates Trust
5.914% due 04/25/2036 ^•	7,435	6,279
5.934% due 03/25/2036 •	2,976	2,918
6.114% due 03/25/2036 •	12,136	9,980

Countrywide Home Loan Mortgage Pass-Through Trust
3.080% due 02/25/2035 ~	4,410	3,534
3.152% due 04/20/2036 ^«~	198	167
3.354% due 05/25/2047 ~	1,261	1,052
3.423% due 03/25/2035 ^«~	186	146
3.459% due 07/19/2033 «~	331	299
3.604% due 09/25/2034 ^«~	15	12
3.607% due 04/25/2035 ~	397	295
3.612% due 05/20/2036 ^~	14,149	13,036
3.670% due 04/25/2047 ~	3,803	3,518
3.687% due 05/20/2036 ^~	2,078	1,756
3.745% due 02/25/2047 ^~	7,797	6,706
3.778% due 11/25/2037 ~	15,827	14,646
3.834% due 04/25/2037 ^~	1,535	1,391
3.856% due 02/20/2035 ~	135	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.863% due 09/25/2037 ^~	$508	$456
3.868% due 05/19/2033 «~	90	79
3.885% due 11/25/2037 ~	11,372	9,961
3.892% due 01/25/2036 ^~	1,940	1,761
3.910% due 11/20/2035 ~	520	466
3.929% due 04/20/2036 ~	993	874
3.938% due 05/20/2036 ^~	1,254	1,127
3.951% due 03/20/2036 ~	3,700	3,285
3.965% due 09/20/2036 ^~	656	563
3.970% due 02/20/2036 ~	3,254	2,853
3.991% due 06/20/2036 ~	4,387	3,784
4.019% due 04/25/2035 ^«~	20	15
4.062% due 05/20/2036 ~	3,593	3,367
4.093% due 03/25/2035 «~	371	333
4.108% due 09/20/2035 ~	4,025	3,569
4.116% due 02/25/2034 «~	92	83
4.134% due 11/20/2034 ~	171	158
4.163% due 09/25/2047 ^~	769	672
4.186% due 05/20/2035 ~	511	475
4.198% due 02/25/2034 «~	5	5
4.212% due 11/25/2037 ~	15,179	13,807
4.223% due 03/25/2037 ^~	111	98
4.305% due 12/25/2033 «~	31	28
4.360% due 08/20/2035 ^~	4,635	4,319
4.525% due 07/25/2034 «~	62	56
4.686% due 06/25/2047 ^~	2,821	2,772
4.696% due 05/20/2034 ~	35	32
4.701% due 10/20/2035 ^«~	241	230
4.701% due 10/20/2035 ~	1,010	990
4.795% due 11/20/2034 «~	132	121
4.801% due 09/20/2035 ~	6,899	6,175
4.892% due 05/25/2034 «~	51	45
4.902% due 11/20/2035 ~	15,481	12,806
5.082% due 10/25/2033 «~	28	25
5.104% due 12/19/2033 «~	5	5
5.146% due 11/20/2035 ^~	1,087	887
5.192% due 09/20/2034 «~	81	70
5.250% due 12/25/2027 ^«	385	227
5.250% due 07/25/2034 «	130	118
5.500% due 04/25/2035	13	11
5.500% due 05/25/2035	667	531
5.500% due 08/25/2035 «	208	109
5.500% due 08/25/2035 ^«	465	273
5.500% due 08/25/2035 ^	1,205	665
5.500% due 09/25/2035 ^	1,207	774
5.500% due 10/25/2035 «	73	41
5.500% due 10/25/2035 ^«	166	100
5.500% due 11/25/2035 ^«	229	124
5.500% due 12/25/2035 «	34	19
5.500% due 01/25/2036	703	441
5.578% due 10/20/2034 ~	1,453	1,413
5.704% due 04/25/2035 •	1,255	1,135
5.750% due 08/25/2034 «	146	131
5.750% due 02/25/2036 ^«	458	212
5.750% due 02/25/2037 ^	189	85
5.750% due 03/25/2037 ^	2,007	926
5.750% due 05/25/2037 ^«	69	27

38	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 05/25/2037 ^«	$79	$37
5.750% due 05/25/2037 ^	5,914	2,937
5.750% due 07/25/2037 ^	1,780	866
5.834% due 04/25/2046 •	269	248
5.850% due 05/25/2036 ^	2,274	1,014
5.894% due 05/25/2035 •	224	175
5.914% due 03/25/2036 •	5,164	4,535
5.934% due 05/25/2036 ^•	2,003	642
5.974% due 03/25/2035 •	259	234
5.984% due 05/25/2033 «•	31	25
6.000% due 12/25/2035 ^«	12	7
6.000% due 02/25/2037 ^	5,795	2,514
6.000% due 03/25/2037 ^	2,017	968
6.000% due 03/25/2037 ^«	11	5
6.000% due 03/25/2037 ^	1,506	669
6.000% due 04/25/2037 ^«	258	120
6.000% due 05/25/2037 ^«	20	9
6.000% due 05/25/2037 ^	2,934	1,245
6.000% due 07/25/2037 ^	2,010	926
6.000% due 07/25/2037	4,247	1686
6.000% due 07/25/2037 «	179	147
6.000% due 08/25/2037 ^	721	359
6.000% due 09/25/2037	2,013	1,015
6.000% due 10/25/2037 ^«	80	54
6.000% due 10/25/2037	4,785	3,329
6.000% due 01/25/2038 ^	8,010	3,647
6.014% due 04/25/2035 •	3,354	3,036
6.034% due 03/25/2035 •	1,129	748
6.034% due 05/25/2035 •	6,087	4,808
6.074% due 03/25/2035 •	10,972	9,402
6.094% due 02/25/2035 •	322	267
6.114% due 02/25/2035 •	630	529
6.114% due 03/25/2036 «•	1	0
6.134% due 02/25/2036 ^«•	1	0
6.140% due 09/25/2034 «~	138	129
6.174% due 02/25/2035 •	5,454	4,637
6.194% due 09/25/2034 «•	64	58
6.250% due 09/25/2036 ^	2,035	829
6.250% due 10/25/2036 ^«	100	47
6.500% due 11/25/2036 ^	7,961	2,678
6.500% due 05/25/2037 ^«	203	91
6.500% due 10/25/2037 ^	14,863	5,791
6.500% due 11/25/2037 ^	3,307	1,157
6.500% due 12/25/2037	21,393	8,954
6.500% due 11/25/2047	12,587	6,232
6.537% due 02/20/2036 ^•	553	508
7.119% due 02/20/2036 ^•	3,638	3,100
7.873% due 02/20/2036 ^«•	427	361
7.884% due 02/20/2036 ^«•	14	12
7.884% due 02/20/2036 ^•	856	727

Countrywide Home Loan Reperforming REMIC Trust
5.709% due 01/25/2034	14,845	13,055
5.834% due 11/25/2034 •	4,474	4,133
5.834% due 09/25/2035 •	650	557

Credit Suisse First Boston Mortgage Securities Corp.
3.850% due 06/25/2046 ~	226,407	204,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.430% due 11/25/2031 «•	$191	$112
4.820% due 04/25/2034 «~	2	1
5.250% due 09/25/2035 ^«	500	378
6.000% due 09/25/2033 «	74	70
6.000% due 01/25/2036 ^	2,538	1,524
6.084% due 11/25/2031 «•	432	245
6.084% due 09/25/2035 ^•	2,303	1,539
6.500% due 01/25/2036 «	353	81
6.584% due 11/25/2034 •	3,621	3,100
7.000% due 01/25/2036 ^	4,856	751

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	9	9
5.500% due 08/25/2034 «	199	154
5.500% due 10/25/2035	2,591	1,175
5.500% due 10/25/2035 ^«	130	68
6.000% due 11/25/2035 ^	228	63
6.053% due 10/25/2033 «~	11	11

Credit Suisse Mortgage Capital Certificates
0.324% due 07/27/2037 •	1,093	1,005
3.500% due 04/26/2038 ~	1,128	1,096
3.943% due 04/26/2047 ~	9,263	5,608
4.000% due 08/27/2037 ~	9,249	8,374
4.229% due 02/27/2047 ~	90,011	36,107
4.535% due 08/27/2037 ~	9,254	7,892
5.306% due 04/27/2037 ~	9,088	4,834
5.501% due 11/26/2036 ~	3,018	2,102
5.561% due 04/25/2036 ~	5,442	4,204
5.709% due 10/27/2036 •	1,533	1,170
5.869% due 05/27/2037 •	8,277	6,913
6.000% due 04/26/2037 ~	1,025	1,002
6.134% due 09/26/2036 «~	459	411
7.000% due 08/26/2036	1,838	689

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037 «	245	192
5.500% due 03/25/2037 ^	324	171
5.784% due 11/25/2036 •	1,288	846
5.934% due 07/25/2036 •	13,341	5,035
6.000% due 08/25/2036 ^	3,482	1,621
6.000% due 02/25/2037 ^	1,524	836
6.000% due 06/25/2037	2,109	276
6.250% due 08/25/2036 ^	667	274

Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	35,732	28,500
0.000% due 12/25/2054 (h)	24	24
0.000% due 02/25/2056 (h)	218	213
0.000% due 07/25/2057 (h)	237	227
0.000% due 01/25/2058 (h)	180	174
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	662	625
0.000% due 01/27/2059 (h)	396	385
0.000% due 01/27/2059 (a)	739,880	0
0.000% due 04/25/2059 ~(a)	360,777	22
0.000% due 09/25/2059 ~	28,837	23,989

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 10/25/2060 (h)	$629	$608
0.000% due 02/25/2061 ~(a)	304,326	2,327
0.000% due 05/25/2061 (a)	241	240
0.000% due 11/25/2076 (h)	1,391	1,212
0.000% due 11/25/2076 (a)	852,718	0
0.388% due 02/25/2061 ~(a)	252,733	3,631
0.393% due 05/25/2061 ~(a)	460,746	6,680
1.000% due 02/25/2061 ~(a)	147,778	2,698
1.250% due 02/25/2061 ~	147,778	128,259
1.379% due 08/15/2037 ~(a)	141,563	2,644
1.514% due 05/25/2061 ~(a)	514,802	15,553
1.650% due 05/25/2061 ~	335,880	279,089
2.000% due 10/25/2060 ~	27,456	23,913
2.100% due 05/25/2061 ~	40,232	26,313
2.450% due 05/25/2061 ~	33,691	21,885
2.500% due 07/25/2057 ~	362,133	311,261
2.500% due 02/25/2061 ~	27,143	21,047
2.783% due 07/25/2057 ~	20,227	14,696
2.800% due 05/25/2061 ~	28,457	17,362
2.845% due 12/25/2048 ~	237,048	195,985
3.000% due 02/25/2061 ~	20,262	15,601
3.073% due 02/25/2056 ~	1,074,594	819,823
3.128% due 07/25/2057 ~	331,915	185,604
3.139% due 02/25/2061	12,859	10,322
3.250% due 01/27/2059 ~	377,562	347,769
3.250% due 04/25/2059 ~	175,409	163,615
3.256% due 07/25/2058 ~	2,566,647	1,932,047
3.393% due 10/25/2060 ~	1,396,643	1,083,819
3.404% due 01/27/2059 ~	30,895	25,171
3.431% due 11/10/2032	8,800	7,247
3.431% due 10/27/2060 ~(a)	58,806	47,058
3.477% due 09/25/2048 ~	108,069	87,353
3.500% due 05/25/2061	21,676	17,812
3.500% due 11/25/2076 ~	417,671	389,680
3.504% due 02/25/2061 ~	108,000	58,636
3.594% due 04/25/2059 ~	182,996	124,661
3.602% due 05/25/2061 ~	76,541	35,164
3.613% due 01/25/2058 ~	162,932	128,321
3.657% due 07/25/2049	30,322	29,542
3.726% due 10/25/2058 ~	9,981	8,125
3.821% due 11/25/2076 ~	430,959	296,103
3.837% due 10/27/2060 ~	8,394	6,564
3.840% due 01/27/2059 ~	356,200	242,948
3.904% due 04/25/2062 ~	16,552	15,223
3.951% due 06/25/2048 ~	655,717	526,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 12/25/2054 ~		$141,241	$96,958
4.278% due 09/25/2057 ~		563,682	463,881
4.410% due 04/25/2058 ~		257,188	227,032
4.431% due 09/25/2057 ~		23,734	19,668
4.699% due 05/27/2053 ~		83,009	63,740
5.113% due 09/25/2059 ~		307,302	270,490
5.390% due 06/01/2050 ~		711,913	710,102
5.492% due 07/25/2050 ~		25,885	25,630
6.793% due 07/25/2049 ~		720,136	691,437

Cross Mortgage Trust
6.615% due 03/25/2068 þ		31,683	31,600

CRSNT Commercial Mortgage Trust
0.000% due 04/15/2036 ~(a)		175,301	0

CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		246	240
3.617% due 11/15/2048		7,171	6,963

Cupressus Mortgages Holdco SARL
1.000% due 10/24/2050 «	GBP	2,000	2,081

DBGS Mortgage Trust
6.842% due 10/15/2036 •		$26,500	24,723

DBJPM Mortgage Trust
1.824% due 09/15/2053 ~(a)		63,093	3,769

DC Commercial Mortgage Trust
6.314% due 09/12/2040		18,400	18,377

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.008% due 10/25/2035 «~		180	153
5.250% due 09/25/2035 ~		2,868	2,461
5.396% due 04/25/2047 •		14,857	13,159
5.500% due 11/25/2035 ^«~		29	41
5.500% due 12/25/2035 ^		1,364	1,096
5.574% due 07/25/2047 •		7,269	6,594
5.584% due 02/25/2047 •		1,272	746
5.674% due 08/25/2036 ^•		3,220	2,917
5.674% due 01/25/2047 •		2,523	2,256
5.694% due 08/25/2047 •		31,175	27,353
5.734% due 12/25/2036 •		2,563	2,311
5.734% due 03/25/2037 ^•		15,018	13,267
5.754% due 03/25/2037 •		16,141	8,731
5.764% due 08/25/2037 ^•		6,632	5,593
5.814% due 08/25/2036 •		3,714	3,341
5.814% due 10/25/2036 ^•		13,999	4,265
5.814% due 08/25/2047 •		9,862	8,607
5.834% due 02/25/2047 •		8,038	7,181
5.914% due 01/25/2047 •		2,053	1,728
5.994% due 08/25/2036 •		7,206	6,426
6.134% due 06/25/2037 ^•		40,961	34,633
6.184% due 10/25/2047 •		26,665	20,495
6.250% due 11/25/2035 •		1,733	2,536

40	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.806% due 06/25/2036 ~		$6,813	$5,779
5.431% due 02/25/2036 ~		1,898	1,606
5.530% due 02/25/2036 ~		3,262	2,760
5.650% due 10/25/2036 ~		8,999	7,070
5.734% due 04/25/2037 •		24,240	16,211
5.900% due 10/25/2036 ~		3,866	3,034
6.369% due 10/25/2036 ^þ		620	485
6.386% due 10/25/2036 ^þ		98	77
6.420% due 07/25/2036 ^~		5,654	4,473
6.600% due 10/25/2036 þ		2,682	2,106

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
4.695% due 06/25/2034 «~		5	4

Downey Savings & Loan Association Mortgage Loan Trust
5.566% due 04/19/2046 •		3,591	3,106
5.582% due 03/19/2037 •		23,062	19,124
5.608% due 07/19/2044 «~		6	6
5.622% due 04/19/2047 ^•		71	74
5.726% due 07/19/2044 ~		288	264
5.862% due 03/19/2045 •		1,072	1,027
5.942% due 02/19/2045 •		885	868
6.102% due 09/19/2045 •		1,279	682
6.222% due 11/19/2044 •		1,996	1,899
6.242% due 11/19/2044 «•		38	35
6.262% due 09/19/2044 •		2,355	2,079

Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	4,347
0.000% due 11/28/2054 «~		27,883	29,102
0.000% due 11/28/2054 «(h)		9,973	10,409
5.869% due 11/28/2054 •		949,200	1,155,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.219% due 11/28/2054 •	GBP	66,488	$80,538
6.569% due 11/28/2054 •		55,683	67,300
6.919% due 11/28/2054 •		49,866	59,851
7.619% due 11/28/2054 •		36,568	43,537
7.719% due 11/28/2054 •		10,471	12,760
7.869% due 11/28/2054 •		22,439	26,492

Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (h)		17,086	19,310
0.000% due 05/28/2054 ~		31,919	36,368
6.019% due 05/28/2054 •		52,107	63,520
6.319% due 05/28/2054 •		75,940	92,392
6.719% due 05/28/2054 •		63,600	77,315
7.219% due 05/28/2054 •		48,412	58,696
7.719% due 05/28/2054 •		36,071	43,532
7.969% due 05/28/2054 •		19,933	23,967

E-MAC NL BV
5.974% due 07/25/2036 •	EUR	222	227

Ellington Financial Mortgage Trust
5.732% due 02/25/2068 þ		$10,293	10,075

EMF-UK PLC
6.318% due 03/13/2046 •	GBP	14,797	17,783

Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «		169,151	165,473

Eurohome U.K. Mortgages PLC
5.688% due 09/15/2044 •		1,600	1,868
5.731% due 06/15/2044 •		790	936

Eurosail PLC
3.982% due 03/13/2045 •	EUR	22	24
5.498% due 03/13/2045 •	GBP	66	80
5.578% due 03/13/2045 •		18,500	21,659
5.738% due 09/13/2045 •		20,064	24,098
6.108% due 09/13/2045 •		23,451	27,259
6.288% due 06/13/2045 •		2,449	2,952

First Horizon Alternative Mortgage Securities Trust
0.116% due 04/25/2037 ^•(a)		$2,348	131
4.583% due 08/25/2035 ^~		625	547
4.818% due 01/25/2036 ^~		2,506	1,341
5.232% due 02/25/2036 «~		65	48
5.532% due 12/25/2035 ~		1,037	809
5.723% due 09/25/2036 ~		2,354	1,720
5.725% due 08/25/2034 «~		68	67
5.750% due 02/25/2036 ^		2,359	1,052
5.750% due 04/25/2036 ^•		1,345	479
5.804% due 02/25/2037 «•		160	48
5.861% due 04/25/2035 ~		3,810	3,659
6.000% due 11/25/2036		915	269
6.058% due 09/25/2035 ^~		640	554
6.111% due 04/25/2036 ^~		693	576
6.175% due 08/25/2035 «~		4	3

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 11/25/2036		$1,764	$540
6.250% due 08/25/2037 ^		83	35
6.392% due 03/25/2035 ~		216	202
6.493% due 02/25/2035 ~		391	363

First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 «~		37	0
4.010% due 05/25/2037 ^~		1,409	594
4.093% due 01/25/2037 ^~		339	185
4.635% due 11/25/2037 ^~		25	12
4.727% due 10/25/2035 ^~		436	404
5.466% due 08/25/2035 ~		37	26
5.750% due 05/25/2037 ^		149	65

Fremont Home Loan Trust
6.259% due 01/25/2034 •		1,356	1,277

GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		7,778	7,172

GMAC Mortgage Corp. Loan Trust
0.000% due 03/18/2035 «~		369	317
3.631% due 11/19/2035 ~		97	87
3.924% due 11/19/2035 «~		70	59

Grace Trust
0.390% due 12/10/2040 ~(a)		174,400	3,068

Great Hall Mortgages PLC
3.997% due 03/18/2039 •	EUR	636	668
4.017% due 06/18/2038 •		29	30
5.488% due 06/18/2038 •	GBP	25	31
5.638% due 06/18/2039 •		25,290	29,690
5.802% due 06/18/2039 •		$372	369

GreenPoint Mortgage Funding Trust
5.794% due 01/25/2037 •		5,738	5,013
5.834% due 03/25/2047 •		9,836	8,714
5.854% due 04/25/2036 •		6,730	5,700
5.874% due 10/25/2046 •		9,283	8,399
5.894% due 06/25/2045 •		1,438	1,034
5.914% due 08/25/2045 •		132	101
5.954% due 10/25/2045 •		296	288
5.974% due 11/25/2045 •		28	24
6.054% due 10/25/2045 •		2,802	2,507
6.074% due 09/25/2046 ^•		4,467	3,560

Grifonas Finance PLC
4.212% due 08/28/2039 •	EUR	15,503	15,704

Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	21,642
6.419% due 03/14/2053 •		870,065	1,063,830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.219% due 03/14/2053 •	GBP	64,660	$79,199
8.219% due 03/14/2053 •		30,790	37,348
9.219% due 03/14/2053 •		24,633	29,882
10.719% due 03/14/2053 •		15,395	18,637
11.219% due 03/14/2053 •		2,545	3,088
12.219% due 03/14/2053 •		9,237	11,185
12.719% due 03/14/2053 •		6,179	7,310
13.219% due 03/14/2053 •		21,595	26,993

GS Mortgage Securities Corp.
0.395% due 05/03/2032 ~(a)		$179,000	659

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		47,500	33,250
6.554% due 12/15/2036 •		3,000	2,957
6.847% due 08/15/2032 •		8,254	8,185
8.733% due 08/15/2039 •		5,200	5,199

GS Mortgage Securities Trust
0.000% due 03/10/2044 ~(a)		484	0
0.090% due 08/10/2044 ~(a)		1,450	0
0.564% due 08/10/2043 ~(a)		16,889	161
0.689% due 11/10/2049 ~(a)		116,169	1,613
3.120% due 05/10/2050		676	663
3.278% due 10/10/2048		2,536	2,460
3.365% due 11/10/2047		1,473	1,449
3.801% due 01/10/2047		636	634

GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		367	349
0.000% due 06/25/2061 ~(a)		668,058	18,650
0.000% due 01/25/2062 ~(a)		898	870
0.000% due 02/27/2062 (h)		1,271	1,005
0.000% due 02/25/2063 «(h)		1,456	1,475
0.000% due 06/25/2063 ~		435,591	440,047
0.000% due 06/25/2063 (b)(h)		18	18
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.657% due 03/25/2052 ~(a)		266,173	8,854
1.625% due 06/25/2061 ~		209,322	183,056
2.250% due 06/25/2061 ~		24,938	19,048
2.500% due 03/25/2052 ~		266,173	202,514
2.500% due 06/25/2061 ~		24,253	18,104
2.750% due 06/25/2061 ~		19,676	14,138
2.934% due 03/25/2052 ~		3,866	1,237
3.157% due 03/25/2052 ~		20,159	15,089
3.893% due 12/27/2067 ~		609,853	506,525
3.908% due 02/25/2063 ~		382,628	311,783
3.998% due 06/25/2061 ~		55,798	36,003

42	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.046% due 01/25/2062 ~	$941,039	$848,689
4.104% due 02/27/2062 ~	379,795	319,831

GSC Capital Corp. Mortgage Trust
5.834% due 02/25/2036 ^•	4,322	3,894

GSCG Trust
2.936% due 09/06/2034	4,000	3,344

GSMPS Mortgage Loan Trust
5.784% due 01/25/2035 •	15,723	13,871
5.784% due 03/25/2035 •	2,521	2,201
5.834% due 06/25/2034 •	25,201	22,097
7.065% due 10/20/2032 ~	9,235	7,994

GSMSC Pass-Through Trust
4.349% due 09/25/2036 ^~	719	224
7.500% due 10/25/2036 ~	1,008	155

GSMSC Resecuritization Trust
3.604% due 04/26/2037 •	48,583	25,466
5.564% due 02/26/2037 •	22,809	20,772
5.574% due 10/26/2036 •	13,275	12,034

GSR Mortgage Loan Trust
3.185% due 01/25/2035 «~	9	8
3.572% due 04/25/2036 ~	768	515
3.656% due 01/25/2036 ^«~	7	7
3.700% due 05/25/2037 ~	956	532
3.893% due 05/25/2035 ~	569	463
3.922% due 04/25/2035 ~	25	23
3.922% due 01/25/2036 ^~	1,696	1,550
3.966% due 04/25/2035 «~	59	55
4.038% due 05/25/2037 ~	1,708	1,536
4.043% due 11/25/2035 ~	10	9
4.185% due 08/25/2034 «~	275	248
4.271% due 08/25/2034 «~	22	19
4.359% due 03/25/2037 ^«~	388	329
4.402% due 07/25/2035 ~	965	682
4.481% due 11/25/2035 ~	7	7
4.796% due 01/25/2035 ~	222	203
4.937% due 08/25/2034 «~	199	181
5.000% due 07/25/2036 «	5	0
5.010% due 05/25/2035 ~	2,493	2,023
5.015% due 09/25/2034 «~	5	5
5.099% due 07/25/2035 ~	919	494
5.207% due 05/25/2035 «~	426	304
5.229% due 10/25/2035 ^«~	263	238
5.350% due 12/25/2034 «~	366	91
5.375% due 07/25/2035 «~	164	152
5.482% due 09/25/2035 «~	264	230
5.500% due 03/25/2036 «	323	326
5.500% due 03/25/2036 ^	674	768
5.500% due 01/25/2037 ^«	489	1,022
5.750% due 02/25/2036 ^«	281	236
5.807% due 11/25/2035 ~	157	85
5.884% due 07/25/2037 ^«•	138	25
5.954% due 08/25/2046 •	34,126	8,501
6.000% due 11/25/2035 «	244	91
6.000% due 02/25/2036 ^	350	159
6.000% due 03/25/2036	10,419	3,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/25/2036 ^«		$442	$626
6.000% due 07/25/2036		1,590	892
6.000% due 09/25/2036 ^		1,301	581
6.000% due 01/25/2037 ^«		39	23
6.250% due 10/25/2036 ^		10,855	9,473
6.500% due 09/25/2036 ^		1,215	575
6.500% due 10/25/2036 ^		562	253
6.970% due 04/25/2032 «•		8	7

HarborView Mortgage Loan Trust
3.717% due 08/19/2036 ^«~		256	218
4.084% due 06/19/2036 ^~		266	122
4.188% due 07/19/2035 ^~		4,075	2,948
4.235% due 06/19/2036 ^~		99	50
4.555% due 12/19/2035 ^~		1,509	795
4.740% due 06/19/2045 ^•		3,847	1,908
5.476% due 12/19/2036 ^•		5,875	4,904
5.594% due 05/25/2038 •		11,319	8,950
5.622% due 11/19/2036 •		3,998	3,465
5.629% due 12/19/2035 «~		104	71
5.632% due 09/19/2037 •		7,693	6,491
5.681% due 08/19/2034 ~		514	498
5.702% due 03/19/2037 •		21,704	19,104
5.725% due 12/19/2035 ^~		4	3
5.742% due 01/25/2047 •		9,647	8,548
5.782% due 12/19/2036 ^•		36	33
5.822% due 02/19/2046 •		1,432	1,155
5.852% due 12/19/2036 •		31,505	24,716
5.862% due 11/19/2036 •		3,051	2,612
5.922% due 01/19/2036 ^•		102	98
5.922% due 12/19/2036 ^•		2,201	2,044
5.942% due 01/19/2036 •		376	228
5.982% due 03/19/2035 •		1,107	1,076
5.982% due 07/19/2045 •		8,689	7,639
5.999% due 10/20/2045 •		6,392	3,990
6.002% due 02/19/2036 •		3,891	1,927
6.022% due 07/19/2045 «•		35	29
6.062% due 11/19/2035 •		417	293
6.062% due 08/19/2045 •		266	240
6.082% due 01/19/2035 •		142	115
6.102% due 09/19/2035 •		1,018	679
6.142% due 01/19/2035 •		852	747
6.202% due 01/19/2035 ^«•		159	141
6.222% due 12/19/2034 ^•		2,370	2,065
6.242% due 11/19/2034 «•		103	88
6.242% due 12/19/2034 ^«•		26	22
6.262% due 12/19/2034 ^•		11,746	9,738
6.302% due 11/19/2034 •		11,643	8,431
6.434% due 10/25/2037 •		11,240	10,233
6.545% due 11/19/2034 «~		17	15
6.569% due 06/19/2034 «•		17	15
6.626% due 01/19/2036 •		8,983	3,712

Harbour PLC
6.683% due 01/28/2054 •	GBP	21,701	25,650

Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	1,485
2.828% due 11/05/2035		71,800	57,092

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HomeBanc Mortgage Trust
3.931% due 04/25/2037 ^~		$3,796	$3,339
5.954% due 01/25/2036 •		2,951	2,787
6.124% due 07/25/2035 •		5,291	5,247
6.409% due 12/25/2034 •		194	180

Homeward Opportunities Fund Trust
5.082% due 07/25/2067 þ		8,960	8,693

HPLY Trust
7.793% due 11/15/2036 •		17,999	17,433

HSI Asset Loan Obligation Trust
3.975% due 09/25/2037 ^~		1,043	868
4.148% due 09/25/2037 ^~		11,497	9,295
4.339% due 01/25/2037 ^~		789	539
4.492% due 01/25/2037 ~		2,511	1,939

HSI Asset Securitization Corp. Trust
6.394% due 07/25/2035 •		869	826
6.424% due 07/25/2035 •		1,539	1,272

IM Pastor Fondo de Titluzacion Hipotecaria
4.074% due 03/22/2044 •	EUR	12,507	11,775

Impac CMB Trust
5.714% due 10/25/2035 •		$4,541	3,911
5.954% due 04/25/2035 •		1,325	1,237
6.074% due 09/25/2034 «•		24	23
6.074% due 03/25/2035 •		3,771	3,321

Impac Secured Assets Trust
5.450% due 03/25/2033 ~		1,652	1,576
5.834% due 05/25/2036 «•		18	14
5.914% due 03/25/2037 •		29,701	24,739
5.914% due 09/25/2037 ^•		5,799	4,881
5.954% due 01/25/2037 •		19,395	15,772
6.134% due 05/25/2036 •		338	301
6.154% due 09/25/2037 •		8,557	7,118
6.194% due 05/25/2037 •		11,831	9,693
7.534% due 05/25/2036 «•		492	470

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~		4	4

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037 ^		1,838	813

IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,428	6,638
6.500% due 09/25/2037 ^		90	52

IndyMac INDA Mortgage Loan Trust
3.282% due 11/25/2035 ^~		229	177
3.308% due 11/25/2037 ~		7,564	6,263
3.382% due 01/25/2036 ~		1,536	1,170
3.546% due 03/25/2037 ^~		782	655
3.712% due 09/25/2036 ~		2,817	2,176
4.275% due 09/25/2037 ~		10,218	5,365
4.321% due 01/25/2036 ~		72	67

IndyMac INDX Mortgage Loan Trust
3.081% due 06/25/2037 ~		4,236	2,548
3.085% due 06/25/2037 ^~		9,239	7,832
3.093% due 05/25/2036 ~		13,652	9,188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.114% due 01/25/2036 ^~	$41	$37
3.216% due 01/25/2035 «~	330	306
3.301% due 05/25/2037 •	40,482	29,351
3.302% due 06/25/2036 ~	196	126
3.321% due 06/25/2036 ~	478	396
3.328% due 05/25/2037 ^~	3,582	2,785
3.337% due 08/25/2037 ^~	59	43
3.350% due 07/25/2037 ~	17,932	11,809
3.359% due 06/25/2035 ^«~	46	35
3.396% due 06/25/2036 ~	20,755	14,293
3.425% due 05/25/2036 ^~	8,686	7,930
3.498% due 10/25/2035 ~	150	120
3.570% due 05/25/2037 ^~	17,122	11,346
3.583% due 12/25/2035 ^~	1,017	582
3.637% due 11/25/2035 ^~	2,144	1,964
3.697% due 08/25/2035 ^~	1,552	1,141
3.697% due 08/25/2035 ~	4,766	3,493
3.740% due 02/25/2036 ~	2,527	1,840
3.755% due 09/25/2035 ^~	5,175	4,520
3.801% due 12/25/2035 ~	4,988	3,770
3.829% due 07/25/2036 ~	6,141	4,303
3.848% due 11/25/2035 ^~	6,826	4,856
3.925% due 09/25/2036 ~	61	41
3.936% due 03/25/2035 «~	47	45
3.994% due 01/25/2037 ~	3,668	3,072
4.063% due 04/25/2035 «~	9	8
4.149% due 03/25/2035 «~	16	15
4.271% due 08/25/2035 ~	1,835	1,634
4.311% due 07/25/2035 ~	4,311	2,414
5.674% due 07/25/2036 •	5,401	5,245
5.694% due 10/25/2036 •	53	47
5.734% due 06/25/2037 ^•	8,279	3,167
5.814% due 09/25/2046 •	6,744	5,704
5.834% due 10/25/2036 •	2,089	1,853
5.834% due 06/25/2046 •	12,094	9,349
5.834% due 11/25/2046 •	21,465	19,252
5.854% due 04/25/2046 •	4,479	3,930
5.854% due 05/25/2046 •	29,030	25,254
5.874% due 04/25/2046 •	4,901	4,304
5.894% due 04/25/2035 •	1,937	1,697
5.894% due 07/25/2046 •	431	533
5.894% due 09/25/2046 •	5,204	4,982
5.914% due 04/25/2035 •	4,147	3,403
5.914% due 06/25/2037 •	13,499	12,217
5.934% due 02/25/2037 •	14,115	8,770
5.954% due 06/25/2035 •	3,216	2,521
5.954% due 07/25/2035 •	11,446	7,942
5.994% due 03/25/2035 «•	335	320
5.994% due 07/25/2035 •	1,707	1,228
6.014% due 11/25/2036 ^•	6,708	6,069
6.074% due 02/25/2035 •	1,032	895
6.074% due 07/25/2045 •	2,872	2,222
6.114% due 02/25/2035 •	769	653
6.134% due 01/25/2035 •	1,255	893
6.234% due 08/25/2034 «•	55	46
6.234% due 11/25/2034 •	4	4
6.234% due 07/25/2046 •	1,199	1,026

44	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.314% due 09/25/2034 «•	$60	$50
6.994% due 10/25/2036 •	7,000	3,434

InTown Mortgage Trust
7.821% due 08/15/2039 •	6,175	6,195

JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~	610	347
5.834% due 06/25/2037 •	11,270	4,532
5.843% due 05/26/2037 ~	23,505	2,380
6.000% due 03/25/2036 «	249	126
6.000% due 03/25/2036	1,376	713
6.000% due 12/27/2036	21,193	11,167
6.500% due 03/25/2036 ^	4,072	2,249
6.500% due 12/25/2036 þ	38,463	29,404
6.810% due 08/25/2036 ^þ	14,128	13,017

JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	1,532
0.360% due 10/05/2040 ~	217,800	3,822
1.045% due 04/15/2046 ~(a)	6,196	0
1.459% due 08/15/2049 ~(a)	123,200	3,748
4.128% due 07/05/2031	27,783	25,144
5.929% due 04/15/2037 •	20,111	18,544
6.562% due 11/15/2038 •	1,350	1,326
6.747% due 03/15/2036 •	5,000	4,561
7.235% due 10/05/2040	70,400	69,448

JP Morgan Mortgage Trust
3.841% due 02/25/2034 «~	2	2
3.850% due 05/25/2036 ^«~	6	5
3.850% due 05/25/2036 ~	692	584
3.868% due 04/25/2037 ^«~	321	251
3.868% due 04/25/2037 ^~	3,412	2,741
3.932% due 05/25/2036 ^«~	266	211
3.932% due 05/25/2036 ~	1,657	1,342
3.941% due 01/25/2037 ^«~	279	221
4.050% due 06/25/2036 ^«~	126	85
4.144% due 06/25/2037 ^~	214	168
4.147% due 05/25/2036 ~	503	429
4.165% due 04/25/2036 ~	322	281
4.165% due 04/25/2036 ^~	1,514	1,310
4.165% due 04/25/2036 ^~	3,093	2,675
4.166% due 04/25/2035 «~	36	33
4.169% due 10/25/2036 ^~	638	468
4.190% due 07/25/2035 ~	207	196
4.198% due 02/25/2036 ^~	1,573	1,193
4.246% due 02/25/2035 «~	6	5
4.255% due 04/25/2036 ^~	615	521
4.275% due 06/25/2035 «~	38	29
4.292% due 12/26/2037 ~	4,688	3,669
4.315% due 08/25/2036 ~	5,442	4,427
4.327% due 10/25/2033 «~	17	15
4.336% due 11/25/2035 ^~	3,656	2,997
4.358% due 06/25/2037 ^~	2,546	1,987
4.366% due 04/25/2035 «~	88	82
4.392% due 11/25/2035 «~	117	98
4.395% due 08/25/2035 «~	2	2
4.407% due 10/25/2036 ~	220	160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.423% due 06/25/2036 ^«~		$275	$189
4.423% due 06/25/2036 ^~		1,613	1,137
4.434% due 07/25/2035 «~		5	5
4.437% due 06/25/2035 ~		629	617
4.468% due 11/25/2035 «~		12	9
4.487% due 10/25/2035 ^~		176	140
4.495% due 04/25/2037 ^«~		407	291
4.516% due 08/25/2036 ^~		2,019	1,622
4.524% due 07/25/2035 ~		608	569
4.524% due 07/25/2035 «~		27	23
4.528% due 07/25/2035 «~		107	96
4.537% due 06/25/2035 «~		46	43
4.625% due 07/25/2063 ~		38,608	35,494
4.692% due 10/25/2037 ~		4,967	3,897
4.750% due 01/25/2063 ~		14,074	13,003
4.764% due 10/25/2036 ^~		665	537
4.802% due 10/25/2035 «~		5	4
4.802% due 08/25/2036 ^~		420	348
5.053% due 08/25/2035 ^~		618	513
5.213% due 10/25/2035 «~		34	32
5.213% due 10/25/2035 ~		173	166
5.250% due 11/25/2063 ~		994	956
5.398% due 09/25/2035 «~		157	141
5.500% due 09/25/2035		2,025	1,606
5.500% due 01/25/2036 ^		609	275
5.500% due 08/25/2037 ^		2,035	899
5.656% due 08/25/2035 ~		456	437
5.750% due 03/25/2037 ^«		344	139
5.768% due 07/25/2035 «~		20	19
6.000% due 10/25/2034		1,992	1,523
6.000% due 07/25/2036 ^		2,324	1,183
6.000% due 06/25/2037 ^		11,105	4,516
6.000% due 08/25/2037 ^		15,018	7,200
6.500% due 09/25/2035 «		128	81
7.000% due 08/25/2037 ^		782	424

JP Morgan Resecuritization Trust
3.379% due 11/26/2036 •		8,338	7,846

JPMDB Commercial Mortgage Securities Trust
0.860% due 12/15/2049 ~(a)		161,514	2,843

Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	9,553
0.000% due 10/28/2051 (h)		10,711	11,151
5.983% due 10/28/2051 •		221,562	269,916
6.583% due 10/28/2051 •		21,423	25,302
6.933% due 10/28/2051 •		21,423	25,264
7.383% due 10/28/2051 •		12,854	15,128
8.183% due 10/28/2051 •		7,141	8,405

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.183% due 10/28/2051 •	GBP	12,139	$13,937

Kinbane DAC
4.719% due 09/25/2062 ~	EUR	46,280	48,643
5.269% due 09/25/2062 ~		28,699	29,434
5.769% due 09/25/2062 ~		19,800	20,127
6.269% due 09/25/2062 ~		11,900	11,984

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	14,855
2.250% due 02/22/2045		26,742	4,948
6.138% due 02/22/2045 •		162,032	191,033
7.338% due 02/22/2045 •		82,543	93,350

Landmark Mortgage Securities PLC
3.747% due 06/17/2039 •	EUR	988	1,005
5.538% due 06/17/2039 •	GBP	4,176	4,917
5.550% due 04/17/2044 •		15,360	18,136

Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$778,283	5,502
0.000% due 07/25/2057 (h)		804	760
0.000% due 07/25/2057 ~		242,073	211,885
0.000% due 04/25/2058 ~		430	401
0.000% due 08/26/2058 (h)		745	648
0.000% due 01/28/2070 ~		4,532	2,680
0.125% due 12/26/2057 ~(a)		385,764	1,843
1.095% due 12/26/2057 ~(a)		107,865	1,163
1.650% due 11/25/2060 þ		17,366	15,805
3.014% due 12/25/2056 ~		774,964	608,628
3.686% due 06/25/2057 ~		108,415	94,437
3.750% due 04/25/2058 ~		128,808	122,347
4.000% due 02/25/2058 ~		176,215	172,558
4.000% due 04/25/2058 ~		106,604	88,496
4.000% due 08/26/2058 ~		97,969	97,446
4.064% due 04/25/2058 ~		52,643	28,394
4.170% due 01/25/2058 ~		175,497	149,138
4.250% due 02/25/2058 ~		132,996	123,775
4.250% due 08/26/2058 ~		357,273	329,242
4.299% due 02/25/2058 ~		132,995	85,303
4.345% due 12/26/2057 ~		273,722	203,709
4.363% due 08/26/2058 ~		178,636	122,320
4.500% due 02/25/2058 ~		132,996	116,621
5.266% due 01/28/2070 ~		363,589	340,474
5.882% due 10/25/2059 þ		6,315	6,283
6.250% due 02/25/2060 þ		10,356	10,298
6.250% due 06/25/2060 þ		15,109	14,959
7.183% due 01/28/2070 •		89,400	89,547

Lehman Mortgage Trust
1.266% due 03/25/2037 ^•(a)		11,905	1,001
4.592% due 12/25/2035 ~		2,881	537
4.806% due 07/25/2037 ~		2,845	1,532
5.036% due 01/25/2036 ^~		866	771
5.500% due 12/25/2035 ^«		28	15
5.854% due 12/25/2036 •		5,809	1,180
5.874% due 04/25/2036 ^~		3,119	1,966
6.000% due 07/25/2036 •		4,848	1,759
6.000% due 08/25/2037		1,584	1,422
6.334% due 12/25/2035 ^•		592	353
6.500% due 09/25/2037 ^		4,650	1,463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
5.610% due 07/25/2035 ^þ		$599	$505
5.734% due 11/25/2035 •		11	11
5.814% due 12/25/2036 •		2,284	1,720
5.814% due 11/25/2046 •		147	124
5.834% due 08/25/2046 ^•		7,738	7,508
5.834% due 11/25/2046 ^•		10,321	9,385
5.834% due 03/25/2047 •		1,209	1,019
5.834% due 07/25/2047 ^•		8,053	7,662
5.854% due 09/25/2046 «•		81	74
5.914% due 03/25/2047 •		13,798	11,730
6.034% due 12/25/2035 ^«•		6	4
6.126% due 03/25/2047 •		141	120

Ludgate Funding PLC
5.585% due 01/01/2061 •	GBP	7,328	8,550
5.753% due 12/01/2060 •		3,066	3,582
6.025% due 01/01/2061 •		4,890	5,756

Luminent Mortgage Trust
5.774% due 12/25/2036 •		$9,908	8,523
5.834% due 02/25/2046 •		78	58
5.994% due 05/25/2037 •		3,260	3,115

Lux Trust
8.023% due 08/15/2028 •		36,100	36,313

LUXE Commercial Mortgage Trust
7.704% due 10/15/2038 •		28,799	27,863
8.204% due 10/15/2038 •		38,383	36,981

Manhattan West Mortgage Trust
0.283% due 09/10/2039 ~(a)		807,900	5,870

Mansard Mortgages PLC
5.988% due 12/15/2049 •	GBP	5,753	6,849

MASTR Adjustable Rate Mortgages Trust
3.014% due 07/25/2035 ^~		$652	561
3.243% due 07/25/2035 ^«~		146	123
3.434% due 12/25/2033 «~		21	20
3.750% due 11/25/2036 «~		39	22
3.821% due 09/25/2035 ^~		729	447
3.925% due 09/25/2033 «~		332	291
4.169% due 05/25/2034 «~		69	62
4.341% due 10/25/2034 ~		143	127
4.408% due 01/25/2036 ~		2,306	2,125
4.750% due 10/25/2032 «~		33	30
5.125% due 12/25/2033 «~		17	17
5.133% due 04/21/2034 «~		13	12
5.194% due 12/21/2034 «~		49	46
5.365% due 09/25/2034 «~		57	50
5.387% due 11/21/2034 «~		151	138
5.692% due 06/25/2035 «~		44	38
5.914% due 05/25/2037 •		789	340
6.054% due 09/25/2037 •		31	31
6.114% due 05/25/2047 ^•		5,903	4,817
6.125% due 07/25/2034 «~		332	301
6.534% due 09/25/2037 •		14,481	6,243

46	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Alternative Loan Trust
5.500% due 07/25/2034	$931	$887
5.500% due 08/25/2034	1,735	1,610
5.750% due 11/25/2033	1,654	1,550
7.000% due 06/25/2034 «	12	11

MASTR Asset Securitization Trust
5.500% due 06/26/2034 «	8	7
6.000% due 06/25/2036 ^«	132	74
6.000% due 06/25/2036 ^•	1,047	620

MASTR Reperforming Loan Trust
4.087% due 05/25/2036 «~	142	108
5.784% due 05/25/2035 •	1,542	814
5.794% due 07/25/2035 ^•	16,767	8,053

MASTR Seasoned Securitization Trust
4.282% due 05/25/2032 «~	157	146
4.699% due 10/25/2032 «~	108	103
5.731% due 10/25/2032 «~	10	9
6.300% due 10/25/2032 «~	52	47
6.500% due 08/25/2032 «~	22	20

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	79	75
6.187% due 09/15/2030 «•	122	117

Merrill Lynch Alternative Note Asset Trust
4.211% due 06/25/2037 ^~	23,444	13,010
5.574% due 01/25/2037 •	53,056	16,008
5.734% due 01/25/2037 •	6,720	2,041
5.834% due 03/25/2037 •	7,807	2,128
6.034% due 03/25/2037 •	220	56

Merrill Lynch Mortgage Investors Trust
3.716% due 03/25/2036 ^~	1,901	1,056
3.978% due 05/25/2034 «~	47	39
4.039% due 09/25/2033 «~	5	5
4.150% due 06/25/2037 ~	109	99
4.152% due 02/25/2035 «~	75	67
4.152% due 02/25/2035 ~	665	614
4.198% due 04/25/2035 «~	31	26
4.227% due 02/25/2036 «~	1	1
4.324% due 07/25/2035 ^~	304	144
4.421% due 02/25/2034 «~	39	34
4.518% due 07/25/2035 ^~	391	343
4.558% due 12/25/2034 «~	7	7
4.759% due 09/25/2035 ^~	29	23
4.837% due 05/25/2036 ^«~	158	139
4.895% due 05/25/2036 «~	6	5
4.922% due 12/25/2034 «~	137	126
4.929% due 02/25/2033 ~	14	13
5.007% due 05/25/2036 «~	103	97
5.045% due 12/25/2035 ^«~	36	19
5.734% due 09/25/2037 •	5,952	3,346
5.894% due 04/25/2029 •	305	286
5.894% due 03/25/2030 «•	44	39
5.894% due 09/25/2037 •	10,720	6,039
5.964% due 07/25/2030 «•	103	97
6.060% due 05/25/2029 «~	45	41

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.094% due 06/25/2028 •	$536	$481
6.094% due 11/25/2029 •	646	588
6.114% due 04/25/2028 «•	4	4
6.250% due 10/25/2036	1,786	731
6.283% due 01/25/2030 «•	4	4
6.363% due 01/25/2029 «•	110	96
6.401% due 03/25/2030 «•	96	82
6.581% due 10/25/2028 «•	14	14
6.601% due 11/25/2029 «•	18	17
6.892% due 01/25/2029 ~	2,128	2,030
7.125% due 01/25/2029 «~	1	1
7.272% due 09/25/2029 «~	80	74

Merrill Lynch Mortgage Trust
0.000% due 02/12/2051 ~(a)	224	0

Merrill Lynch Mortgage-Backed Securities Trust
4.019% due 06/25/2037 ^«~	6	4
7.790% due 08/25/2036 ^•	3,408	2,968

MFA Trust
4.400% due 03/25/2068 þ	71,283	66,876
6.775% due 10/25/2058 þ	22,500	22,433

Morgan Stanley Bank of America Merrill Lynch Trust
1.038% due 02/15/2047 ~(a)	25,294	1
3.040% due 04/15/2048	1,782	1,737

Morgan Stanley Capital Trust
0.818% due 11/12/2049 ~(a)	77	0
1.002% due 07/15/2053 ~(a)	54,413	2,687
1.960% due 07/15/2053 ~(a)	108,304	9,879
2.509% due 04/05/2042 ~	2,000	1,455
3.340% due 03/15/2049	5,612	5,377

Morgan Stanley Mortgage Loan Trust
2.187% due 06/25/2037 ~	11,300	5,712
3.072% due 01/25/2035 «~	275	240
3.269% due 07/25/2035 ~	137	119
3.514% due 11/25/2037 ^~	1,580	1,332
3.860% due 11/25/2035 «~	67	29
3.932% due 12/25/2037 ~	4,157	2,832
4.147% due 09/25/2035 ^~	34	22
4.242% due 07/25/2034 «~	69	64
4.392% due 05/25/2036 ^~	8,056	4,589
4.671% due 07/25/2034 «~	98	94
5.115% due 09/25/2034 «~	476	431
5.169% due 08/25/2034 ~	580	534
5.317% due 08/25/2034 «~	2	2
5.317% due 10/25/2034 «~	26	24
5.406% due 07/25/2035 ^«~	45	39
5.500% due 11/25/2035 ^«	43	35
5.714% due 01/25/2036 •	1,072	571
6.000% due 08/25/2037 ^	272	97
6.000% due 10/25/2037 ^	6,380	3,386
6.304% due 09/25/2034 ~	358	352
6.762% due 06/25/2036 ~	202	193
7.013% due 08/25/2036 ^þ	5,979	1,293

Morgan Stanley Re-REMIC Trust
3.444% due 06/26/2047 •	39,199	32,514
3.978% due 04/26/2047 •	31,296	21,028

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.997% due 06/26/2047 •		$473	$355
5.250% due 05/26/2037 ~		7,322	3,462
6.092% due 04/26/2047 ~		3,254	1,861
6.250% due 08/26/2047 ~		10,991	5,792

Mortgage Equity Conversion Asset Trust
5.960% due 05/25/2042 •		45,237	42,844

MortgageIT Mortgage Loan Trust
5.734% due 06/25/2047 •		1,492	1,166
5.854% due 04/25/2036 •		9,653	7,827
5.894% due 06/25/2047 •		11,196	9,029
5.934% due 11/25/2035 •		12,980	10,494

MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	817
1.049% due 09/05/2047 ~(a)		53,100	1,767

NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^«		429	354
6.500% due 02/25/2035 ^		1,318	1,162
7.500% due 03/25/2034 ^		1,507	1,317

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039		29,500	25,969

New Orleans Hotel Trust
6.669% due 04/15/2032 •		14,615	13,877

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,847	1,714
3.750% due 11/25/2058 ~		22,221	20,208
6.864% due 10/25/2063		100,000	100,000
6.864% due 10/25/2063 þ		69,900	69,898

New Rochelle Public Library Trust
0.000% due 05/01/2058 (h)		506	489
0.000% due 09/25/2062 ~		182,154	152,989
0.000% due 09/25/2062 (h)		604	590
3.529% due 05/01/2058 ~		258,553	215,981
4.459% due 09/27/2062 «		7,906	6,792

New York Mortgage Trust
5.764% due 08/25/2035 •		286	255

Newgate Funding PLC
4.445% due 12/15/2050 •	EUR	355	365
5.095% due 12/15/2050 •		1,930	1,877
5.345% due 12/15/2050 •		3,229	3,047
5.482% due 12/01/2050 •	GBP	1,409	1,646
6.581% due 12/15/2050 •		10,243	11,970
6.831% due 12/15/2050 •		2,895	3,258

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~		$298	166
4.857% due 02/25/2036 ~		631	469
5.050% due 02/25/2036 ^«~		319	219
5.181% due 08/25/2035 «~		47	46
5.500% due 05/25/2033 «		1	1
5.564% due 08/25/2034 ~		1,337	1,304
5.994% due 04/25/2037 «•		93	59

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2033 «		$2	$2
6.215% due 08/25/2036 ^~		4,162	1,162
6.431% due 08/25/2036 ^~		1,776	495
7.000% due 04/25/2033 «		5	5

Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		103,685	77,625
3.047% due 10/25/2036 ~		6,815	3,882
3.553% due 10/26/2036 •		3,810	3,246
6.000% due 07/26/2037		14,300	5,773
6.334% due 07/25/2036 •		2,803	2,650

NovaStar Mortgage Funding Trust
0.476% due 09/25/2046 •		68,357	25,709

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		16,200	14,477

Oakwood Mortgage Investors, Inc.
7.945% due 03/15/2049		2,929	657

OBX Trust
3.270% due 01/25/2062 ~		6,099	5,619
6.113% due 03/25/2063 þ		52,698	52,407
6.520% due 07/25/2063 þ		38,266	38,326
6.567% due 06/25/2063 þ		43,978	44,038
6.844% due 04/25/2063 þ		22,500	22,554

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.454% due 07/25/2035 •		6,091	5,684

PHH Alternative Mortgage Trust
6.000% due 02/25/2037		2,653	2,129
6.134% due 07/25/2037 •		932	882

Prime Mortgage Trust
7.000% due 07/25/2034 «		93	79

PRKCM Trust
6.584% due 09/25/2058		41,205	41,018

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	65,426
4.614% due 10/29/2054 •		260,401	277,649
5.064% due 10/29/2054 •		52,929	56,278
5.364% due 10/29/2054 •		38,495	40,931
6.344% due 10/29/2054 •		28,871	30,707
8.214% due 10/29/2054 •		24,059	25,910

PRPM LLC
1.319% due 07/25/2051 þ		$2,502	2,205
1.455% due 10/25/2051 ~		7,168	6,251
4.000% due 06/25/2053 þ		44,546	42,149

RBSSP Resecuritization Trust
3.907% due 12/26/2036 ~		11,040	10,172
3.946% due 10/26/2036 ~		7,006	6,415
4.063% due 09/28/2047 ~		86,049	60,010
4.262% due 03/26/2037 •		28,112	23,272
4.418% due 08/26/2045 •		106	101
4.514% due 03/26/2036 ~		5,950	3,937
4.572% due 12/26/2036 ^~		2,298	1,878
5.200% due 02/28/2047 ~		12,075	8,022

48	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.669% due 06/27/2036 •		$1,000	$795
7.179% due 12/26/2037 •		19,483	17,280

RCKT Mortgage Trust
6.808% due 09/25/2043 ~		14,000	13,994

Real Estate Asset Liquidity Trust
3.641% due 06/14/2061	CAD	9,633	6,950

Regal Trust
4.231% due 09/29/2031 «•		$25	22

Residential Accredit Loans, Inc. Trust
3.880% due 12/26/2034 ^«~		131	55
4.256% due 08/25/2035 ^~		539	208
4.578% due 04/25/2035 ~		8,088	5,935
4.934% due 07/25/2035 ~		929	864
4.938% due 07/25/2035 ~		2,605	1,464
4.959% due 12/25/2035 ^~		6,906	5,893
5.401% due 07/25/2035 ~		4,983	3,563
5.500% due 08/25/2035 ^«		18	14
5.500% due 11/25/2035 •		2,339	1,868
5.500% due 06/25/2037		3,371	2,385
5.584% due 02/25/2047 •		30,454	10,889
5.626% due 01/25/2046 ^•		10,103	7,981
5.684% due 02/25/2036 ^•		6,351	4,047
5.734% due 08/25/2035 •		2,311	1,708
5.734% due 04/25/2037 •		2,563	1,804
5.750% due 01/25/2037		2,075	1,511
5.764% due 03/25/2037 •		157	32
5.774% due 01/25/2037 •		2,364	1,962
5.794% due 05/25/2036 •		5,885	5,235
5.794% due 07/25/2036 •		21,935	9,081
5.794% due 09/25/2036 •		6,299	5,907
5.794% due 11/25/2036 •		1,935	1,155
5.794% due 01/25/2037 ^•		543	359
5.794% due 06/25/2046 •		40,021	9,405
5.814% due 09/25/2036 ^•		2,922	2,776
5.834% due 06/25/2036 «•		130	90
5.834% due 05/25/2047 •		4,756	4,148
5.844% due 09/25/2046 •		2,082	1,947
5.864% due 05/25/2046 •		11,531	9,746
5.937% due 11/25/2037 ~		6,792	5,498
5.954% due 12/25/2045 •		10,013	7,990
5.974% due 05/25/2046 ^•		665	513
5.986% due 09/25/2045 •		311	269
5.994% due 12/25/2045 •		283	218
6.000% due 08/25/2035 ^		359	298
6.000% due 10/25/2035 ^		5,766	2,140
6.000% due 12/25/2035 ^«		14	12
6.000% due 12/25/2035 ^		1,651	1,399
6.000% due 12/25/2035		3,635	3,080
6.000% due 08/25/2036 ^«		260	203
6.000% due 08/25/2036 ^		8,851	7,012
6.000% due 08/25/2036 ^		4,990	3,953
6.000% due 09/25/2036		1,956	1,431
6.000% due 01/25/2037 «		77	57
6.000% due 01/25/2037		1,417	1,049
6.000% due 02/25/2037 ^		7,888	6,172

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2037 ^		$6,881	$5,514
6.000% due 05/25/2037 ^		7,108	5,279
6.000% due 06/25/2037 ^		12,814	9,379
6.034% due 04/25/2036 •		18,186	15,562
6.034% due 08/25/2036 •		3,673	2,747
6.126% due 08/25/2035 •		149	120
6.500% due 08/25/2036		15,456	12,078
7.746% due 08/25/2047 •		50,502	9,199

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031 «		45	37
7.500% due 07/25/2032 «		345	136

Residential Asset Securitization Trust
1.256% due 04/25/2037 •(a)		9,681	1,192
5.250% due 09/25/2033 «		379	343
5.500% due 07/25/2035		5,509	3,356
5.500% due 09/25/2035 ^		18,850	9,135
5.744% due 04/25/2037 •		9,681	1,820
5.784% due 06/25/2036 •		5,873	1,606
6.000% due 02/25/2036		6,505	2,684
6.000% due 11/25/2036 ^		6,341	2,198
6.000% due 01/25/2037 ^		3,329	1,129
6.000% due 03/25/2037 ^		6,763	2,198
6.000% due 04/25/2037		533	295
6.000% due 05/25/2037		6,492	3,471
6.000% due 07/25/2037		1,629	659
6.000% due 07/25/2037 ^		6,155	2,489
6.000% due 08/25/2037		638	335
6.134% due 07/25/2036 •		4,457	3,304
6.250% due 11/25/2036 ^		11,657	4,206
6.500% due 09/25/2036		3,257	1,101
6.500% due 04/25/2037 ^		19,136	5,219

Residential Funding Mortgage Securities, Inc. Trust
4.154% due 08/25/2035 ^~		1,717	829
4.500% due 12/26/2023 «		96	38
5.146% due 04/25/2037 ~		366	312
5.262% due 10/25/2037 ^~		5,087	3,177
5.432% due 09/25/2036 ^«~		19	17
5.498% due 07/27/2037 ^«~		111	84
5.500% due 03/25/2037 ^		2,024	1,351
5.593% due 10/25/2037 ^~		3,062	2,562
5.750% due 09/25/2036 «		295	209
6.000% due 04/25/2037 ^•		61	46
6.000% due 04/25/2037 ^		1,166	871
6.000% due 10/25/2037 ^«		375	202
6.500% due 03/25/2032 «		35	33

Resloc U.K. PLC
4.005% due 12/15/2043 •	EUR	4,263	4,346

Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	88,225
0.010% due 08/20/2056 «		24,190	28,435
0.070% due 08/28/2056 (a)		2,143	3
6.119% due 08/28/2056 •		123,878	149,301
6.369% due 08/28/2056 •		78,831	94,081

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.719% due 08/28/2056 •	GBP	45,046	$53,227
7.519% due 08/28/2056 •		11,260	13,339
8.219% due 08/28/2056 •		25,390	30,615
8.469% due 08/28/2056 •		15,766	18,733
9.519% due 08/28/2056 •		9,008	10,727

RMAC Securities PLC
3.950% due 06/12/2044 •	EUR	1,010	1,022
5.488% due 06/12/2044 •	GBP	9,295	10,928
5.508% due 06/12/2044 •		4,800	5,642
5.755% due 06/12/2044 •		$1,697	1,635

Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	86,378
1.000% due 09/28/2055 ~		18,400	17,843
4.541% due 09/28/2055 •		495,733	523,496
4.691% due 09/28/2055 •		72,544	76,458
4.941% due 09/28/2055 •		49,462	52,079
5.441% due 09/28/2055 •		29,677	31,211
6.191% due 09/28/2055 •		49,461	51,856

Sequoia Mortgage Trust
3.125% due 08/20/2047 ~		$3,361	2,285
3.482% due 09/20/2046 ^~		221	151
3.694% due 07/20/2037 ^~		2,832	2,211
4.050% due 02/20/2047 ~		1,407	1,132
4.067% due 09/20/2046 ^~		1,473	880
4.167% due 07/20/2037 ~		479	365
6.059% due 08/20/2034 «•		198	172
6.071% due 11/20/2034 «•		79	68
6.099% due 06/20/2033 «•		85	80
6.119% due 10/20/2034 •		1,492	1,344
6.139% due 07/20/2033 •		134	121
6.189% due 05/20/2034 «•		1	1
6.199% due 10/20/2027 «•		1	1
6.199% due 04/20/2033 «•		27	24
6.204% due 10/20/2034 «•		130	101
6.239% due 10/20/2027 «•		9	9
6.669% due 04/20/2033 «•		242	215

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		1,900	1,730

Shamrock Residential DAC
4.869% due 06/24/2071 •	EUR	18,123	19,085

SMRT Commercial Mortgage Trust
6.333% due 01/15/2039 •		$40,200	39,195

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	64,524	78,787

Structured Adjustable Rate Mortgage Loan Trust
3.377% due 02/25/2036 ^~		$384	333
3.665% due 11/25/2035 ^~		39	34
3.798% due 11/25/2035 ^~		161	145
3.824% due 08/25/2036 ~		11,137	8,941
4.169% due 05/25/2036 ^~		3,952	2,471
4.209% due 05/25/2036 ^~		3,105	2,312
4.217% due 09/25/2036 ^~		6,696	4,531
4.227% due 01/25/2037 ^~		3,151	2,232
4.386% due 09/25/2036 ^~		6,956	6,270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.407% due 07/25/2037 ^«~	$26	$16
4.481% due 11/25/2035 «~	200	124
4.494% due 01/25/2036 ^~	2,791	1,448
4.524% due 03/25/2036 ^~	653	477
4.570% due 07/25/2035 ^~	1,492	1,260
4.669% due 08/25/2035 ~	858	735
4.760% due 05/25/2035 ~	1,064	842
4.821% due 03/25/2035 ~	5,724	4,776
4.854% due 12/25/2034 «~	18	15
4.872% due 04/25/2035 ~	37	33
4.947% due 12/25/2035 ~	138	80
5.099% due 02/25/2036 ^~	4,530	2,750
5.170% due 09/25/2035 ~	870	769
5.225% due 12/25/2035 ~	105	76
5.250% due 09/25/2034 «~	195	178
5.437% due 09/25/2036 ^~	2,109	1,442
5.523% due 03/25/2035 «~	264	233
5.671% due 05/25/2035 ~	2,756	2,001
5.710% due 10/25/2034 «~	35	33
5.734% due 09/25/2034 •	161	139
5.751% due 10/25/2035 ^~	1,324	1,166
5.882% due 04/25/2034 «~	4	4
5.934% due 10/25/2034 «•	277	234
6.059% due 12/25/2034 ~	319	310
6.079% due 04/25/2035 •	969	916
7.404% due 10/25/2037 ^•	3,355	2,890
7.734% due 12/25/2037 ^•	3,854	3,261

Structured Asset Mortgage Investments Trust
3.691% due 05/25/2047 ^~	23,936	19,296
3.974% due 05/25/2036 «~	160	40
4.095% due 05/25/2045 ^«~	59	48
4.684% due 02/19/2035 «~	1	1
5.554% due 08/25/2036 •	4,653	3,943
5.614% due 01/25/2037 •	1,465	1,298
5.794% due 07/25/2046 •	6,203	5,056
5.814% due 06/25/2036 •	1,675	1,614
5.814% due 07/25/2046 ^•	4,885	3,568
5.834% due 05/25/2036 •	7,424	5,809
5.834% due 10/25/2036 •	2,021	1,724
5.854% due 04/25/2036 •	6,992	6,087
5.854% due 05/25/2036 •	112	73
5.854% due 08/25/2036 ^•	11,915	9,534
5.854% due 05/25/2046 •	96	64
5.854% due 09/25/2047 ^•	11,880	9,736
5.874% due 09/25/2047 •	8,431	6,857
5.894% due 02/25/2036 ^•	15,224	12,835
5.894% due 02/25/2036 •	16,492	12,749
5.894% due 07/25/2036 ^«•	8	3
5.894% due 05/25/2045 •	3,224	2,865
5.942% due 07/19/2035 •	824	737
5.984% due 09/25/2047 ^•	13,832	11,153
5.994% due 02/25/2036 ^•	6,744	5,487
6.034% due 08/25/2036 ^•	3,829	2,664
6.122% due 05/19/2035 •	572	498
6.284% due 05/25/2047 •	2,580	2,067

50	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
5.784% due 03/25/2035 •		$2,361	$2,016
5.784% due 04/25/2035 •		230	197

Structured Asset Securities Corp. Mortgage Loan Trust
6.154% due 11/25/2035 •		1,201	944

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.476% due 11/25/2033 «~		15	14
5.595% due 01/25/2034 ~		42	40
6.010% due 03/25/2033 «~		43	40
6.220% due 11/25/2033 «~		234	225
6.461% due 09/25/2033 «~		71	66
6.463% due 12/25/2033 «~		255	238
6.562% due 11/25/2032 «~		22	21
7.075% due 07/25/2033 «~		114	105
8.434% due 07/25/2032 •		827	703

Structured Asset Securities Corp. Trust
5.500% due 04/25/2035 «		27	24

SunTrust Adjustable Rate Mortgage Loan Trust
4.061% due 02/25/2037 ^~		1,735	1,465
4.101% due 04/25/2037 ^~		1,052	624

TDA Mixto Fondo de Titulizacion de Activos
7.434% due 03/22/2036 •	EUR	1,200	1,253

Terwin Mortgage Trust
4.308% due 10/25/2037 •		$31,532	10,137

Thornburg Mortgage Securities Trust
2.891% due 03/25/2044 ~		640	621
3.654% due 03/25/2044 ~		3,255	3,076
3.790% due 12/25/2044 «~		20	17
5.129% due 10/25/2043 ~		144	131
5.974% due 03/25/2044 «•		50	45
7.431% due 06/25/2047 «•		395	375

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	4,016	4,900
7.018% due 02/20/2054 •		7,450	9,101

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$3,291	3,020
3.750% due 09/25/2062		105,243	95,182
4.003% due 01/25/2063 ~		8,504	6,725

Uropa Securities PLC
3.812% due 10/10/2040 •	EUR	5,259	5,386
5.450% due 10/10/2040 •	GBP	15,678	18,549
5.500% due 10/10/2040 •		2,063	2,409

VASA Trust
6.347% due 07/15/2039 •		$17,800	15,628

Verus Securitization Trust
5.811% due 05/25/2068 þ		38,445	37,704
5.850% due 12/25/2067 þ		17,642	17,421
5.930% due 03/25/2068 þ		32,789	32,351
5.999% due 02/25/2068 þ		17,994	17,809
6.443% due 08/25/2068 þ		30,924	30,869
6.476% due 06/25/2068 þ		24,500	24,375
6.665% due 09/25/2068 þ		74,200	74,138
6.790% due 10/25/2067 þ		16,687	16,681

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Visio Trust
6.598% due 10/25/2058 þ	$20,565	$20,539

Wachovia Mortgage Loan Trust
1.501% due 01/25/2037 •	15,297	5,719
1.732% due 08/25/2036 •	20,178	6,980

Wachovia Mortgage Loan Trust LLC
1.501% due 01/25/2037 •	8,591	3,212
4.238% due 10/20/2035 ^«~	55	50
4.498% due 10/20/2035 ~	197	185
5.063% due 03/20/2037 ^«~	13	11
5.372% due 08/20/2035 ^~	317	299
5.621% due 10/20/2035 «~	6	6

WaMu Mortgage Pass-Through Certificates Trust
3.040% due 01/25/2037 ^~	1,905	1,549
3.169% due 01/25/2037 ^~	5,918	4,976
3.307% due 01/25/2037 ^~	2,878	2,488
3.318% due 05/25/2037 ^~	5,522	4,238
3.346% due 11/25/2036 ^~	449	396
3.347% due 11/25/2036 ^~	1,671	1,421
3.444% due 12/25/2036 ^~	35	30
3.444% due 03/25/2037 ^~	13,576	11,059
3.523% due 10/25/2036 ^~	572	506
3.648% due 10/25/2036 ^«~	137	118
3.678% due 02/25/2037 ^~	6,867	6,097
3.705% due 02/25/2037 ^~	1,680	1,393
3.735% due 01/25/2036 ~	602	524
3.752% due 02/25/2037 ^~	14,118	12,682
3.755% due 03/25/2037 ^~	7,187	6,421
3.761% due 04/25/2037 ^~	7,804	6,935
3.782% due 06/25/2037 ^~	1,272	1,093
3.784% due 05/25/2037 ^~	581	493
3.826% due 06/25/2037 ^~	3,473	3,037
3.835% due 02/25/2037 ^~	7,907	6,938
3.838% due 03/25/2036 ~	1,302	1,166
3.844% due 08/25/2035 «~	7	6
3.907% due 12/25/2036 ^~	2,534	2,222
3.967% due 01/25/2036 ^~	209	201
3.995% due 09/25/2036 ^~	4,614	3,948
4.035% due 01/25/2036 ~	1,099	974
4.069% due 12/25/2035 ~	7,949	7,104
4.072% due 03/25/2035 ~	485	464
4.072% due 03/25/2035 «~	43	41
4.109% due 07/25/2037 ^~	7,865	7,119
4.189% due 01/25/2035 ~	876	794
4.251% due 02/25/2033 «~	160	147
4.269% due 12/25/2046 ^•	6,597	5,501
4.269% due 12/25/2046 •	187	161
4.271% due 05/25/2046 •	6,505	5,932
4.435% due 08/25/2046 ^~	44	39
4.552% due 08/25/2036 ^~	8,497	7,224
4.554% due 07/25/2037 ^~	1,478	1,350
4.641% due 10/25/2035 ~	1,649	1,466
4.754% due 09/25/2035 ~	172	155
5.264% due 08/25/2034 ~	318	298

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.326% due 02/25/2047 ^•		$13,920	$11,533
5.356% due 01/25/2047 •		680	620
5.366% due 01/25/2047 ^•		2,997	2,629
5.376% due 06/25/2047 •		7,640	6,088
5.386% due 04/25/2047 •		1,898	1,632
5.386% due 04/25/2047 «•		33	23
5.466% due 11/25/2046 •		6,159	5,176
5.506% due 10/25/2046 ^•		26,330	21,709
5.586% due 09/25/2046 •		4,120	3,231
5.606% due 06/25/2046 •		462	409
5.606% due 07/25/2046 •		5,551	4,397
5.616% due 06/25/2046 •		1,154	988
5.626% due 02/25/2046 •		1,863	1,607
5.674% due 07/25/2046 •		6,029	4,886
5.704% due 12/25/2045 •		1,807	1,614
5.724% due 12/25/2045 •		2,624	2,335
5.826% due 11/25/2042 •		81	74
5.894% due 04/25/2045 •		4,512	4,343
5.954% due 11/25/2045 •		1,809	1,637
6.014% due 07/25/2045 •		3,329	3,046
6.026% due 08/25/2042 •		62	58
6.054% due 01/25/2045 •		407	394
6.074% due 08/25/2045 •		1,734	1,612
6.094% due 01/25/2045 •		2,002	1,939
6.114% due 01/25/2045 •		1,948	1,820
6.134% due 01/25/2045 «•		34	32
6.154% due 11/25/2034 •		3,148	2,984
6.174% due 11/25/2034 •		1,078	1,006
6.214% due 10/25/2044 •		717	674
6.234% due 10/25/2044 •		930	852
6.314% due 11/25/2034 «•		21	19
6.314% due 07/25/2044 •		2,918	2,685
6.994% due 10/25/2045 •		625	593

WaMu Mortgage-Backed Pass-Through Certificates
3.733% due 12/19/2039 «~		30	28

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	35,139
6.169% due 12/21/2049 •		197,983	241,772
6.869% due 12/21/2049 •		46,014	55,645
7.369% due 12/21/2049 •		23,010	27,668
7.869% due 12/21/2049 •		13,146	15,754
8.369% due 12/21/2049 •		13,146	15,488

Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 «~		$128	110
4.052% due 09/25/2036 ^þ		28,526	8,199
4.160% due 10/25/2036 ^þ		56	20
4.296% due 10/25/2036 ^þ		6,497	1,820
5.326% due 01/25/2047 •		14,739	11,693
5.326% due 04/25/2047 •		3,541	2,726
5.346% due 12/25/2046 •		5,003	3,978
5.396% due 04/25/2047 •		4,988	3,853
5.476% due 10/25/2046 ^•		10,428	8,564
5.500% due 05/25/2035 ^•		2,946	2,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/25/2035	$1,090	$874
5.500% due 06/25/2035 «	34	29
5.500% due 07/25/2035 •	686	573
5.500% due 08/25/2035 «	29	24
5.500% due 11/25/2035 ^«	352	255
5.546% due 09/25/2046 ^•	15,324	12,015
5.566% due 04/25/2046 ^•	24,550	20,223
5.596% due 05/25/2046 ^•	2,176	1,727
5.664% due 12/25/2036 •	2,832	2,297
5.750% due 11/25/2035 ^«	446	371
5.750% due 01/25/2036 ^	2,982	2,449
5.814% due 07/25/2046 •	252	188
5.954% due 12/25/2035 •	270	231
6.000% due 09/25/2035 ^«•	308	255
6.000% due 11/25/2035 ^	1,193	1,110
6.000% due 04/25/2036 ^	2,000	1,619
6.000% due 04/25/2037	5,077	4,186
6.034% due 03/25/2036 ^•	930	829
6.500% due 11/25/2035 ^	544	304
6.500% due 03/25/2036	10,765	7,772
6.500% due 05/25/2036 ^þ	2,951	2,403
6.500% due 07/25/2036 þ	1,401	343
6.500% due 08/25/2036 ^	15,441	12,234
6.721% due 07/25/2036 ^þ	21,441	5,237
6.949% due 07/25/2036 ^þ	1,950	476
7.500% due 04/25/2033 «	5	5

Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037 «	367	300

Wells Fargo Commercial Mortgage Trust
1.106% due 01/15/2052 ~(a)	118,634	4,418
1.749% due 10/15/2049 ~(a)	251,139	9,017
3.324% due 01/15/2059	6,614	6,413
3.487% due 11/15/2048	2,121	2,068

Wells Fargo Mortgage Loan Trust
4.097% due 12/27/2046 ~	12,085	6,226
5.609% due 09/27/2047 •	16,088	13,706

Wells Fargo Mortgage-Backed Securities Trust
4.624% due 04/25/2037 ^«~	98	81
4.770% due 04/25/2036 ~	1,731	1,615
5.157% due 10/25/2034 «~	16	15
5.238% due 11/25/2037 ^~	20	17
5.500% due 12/26/2023 «	2	2
5.743% due 08/25/2036 ^~	394	367
5.949% due 10/25/2036 ~	951	867
5.951% due 08/25/2035 ~	81	78
6.000% due 06/25/2036 ^«	279	226
6.000% due 06/25/2037 ^«	409	346
6.000% due 11/25/2037 ^	864	702
6.317% due 10/25/2036 ^~	1,126	988

Wells Fargo-RBS Commercial Mortgage Trust
0.628% due 03/15/2047 ~(a)	83,202	172
1.393% due 03/15/2047 ~(a)	52,569	5

52	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WSTN Trust
6.518% due 07/05/2037 ~	$64,300	$62,771

Total Non-Agency Mortgage-Backed Securities (Cost $47,368,858)		41,923,650

ASSET-BACKED SECURITIES 12.9%

Aames Mortgage Investment Trust
7.459% due 01/25/2035 •	3,182	2,966

ABFC Trust
5.544% due 01/25/2037 •	10,004	5,716
5.564% due 01/25/2037 •	42,591	29,405
5.574% due 10/25/2036 •	36,519	30,671
5.584% due 10/25/2036 •	2,119	2,094
5.594% due 01/25/2037 •	56,154	32,081
5.654% due 01/25/2037 •	33,551	19,167
5.714% due 11/25/2036 •	6,637	3,922
5.734% due 09/25/2036 •	4,369	4,307
5.754% due 11/25/2036 •	13,077	5,244
5.854% due 09/25/2036 ^•	31,859	28,349
5.934% due 11/25/2036 •	2,640	1,058
6.094% due 03/25/2035 •	3,290	3,140
6.214% due 09/25/2033 •	851	781
6.334% due 02/25/2034 •	2,933	2,877
6.409% due 06/25/2035 •	13,802	12,409
6.434% due 06/25/2037 •	2,450	1,862
6.439% due 03/25/2035 •	1,539	1,287
6.559% due 12/25/2032 «•	133	157
7.204% due 12/25/2033 •	4,053	3,806
7.609% due 01/25/2034 «•	312	209
8.134% due 07/25/2033 «•	276	243

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	6,307	6,138

Academic Loan Funding Trust
6.229% due 12/26/2044 •	1,761	1,707

Accredited Mortgage Loan Trust
5.654% due 02/25/2037 •	25,211	23,647
5.704% due 09/25/2036 •	1,486	1,358
5.704% due 02/25/2037 •	5,000	4,158
6.034% due 07/25/2034 •	1,966	1,899
6.154% due 09/25/2035 •	1,258	1,237
6.304% due 09/25/2035 •	4,200	3,841

ACE Securities Corp. Home Equity Loan Trust
5.504% due 11/25/2036 •	7,932	3,283
5.554% due 10/25/2036 •	166	62
5.554% due 11/25/2036 •	14,334	5,935
5.554% due 12/25/2036 •	2,274	1,185
5.574% due 12/25/2036 •	15,480	8,068
5.604% due 11/25/2036 •	6,385	2,644
5.614% due 07/25/2036 ^•	36,570	9,767
5.654% due 11/25/2036 •	8,575	3,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.674% due 12/25/2036 •	$7,949	$2,780
5.674% due 01/25/2037 •	1,147	672
5.694% due 12/25/2036 •	99,383	52,368
5.714% due 06/25/2036 •	12,878	12,030
5.714% due 07/25/2036 •	49,132	38,489
5.714% due 10/25/2036 •	43,144	20,962
5.734% due 04/25/2036 •	6,306	6,024
5.734% due 07/25/2036 ^•	35,681	10,251
5.774% due 01/25/2037 •	1,223	717
5.814% due 02/25/2036 •	12,791	12,481
5.874% due 12/25/2036 •	8,563	2,995
5.874% due 01/25/2037 •	15,046	3,621
5.914% due 07/25/2036 •	18,331	5,404
5.934% due 07/25/2036 •	32,462	8,670
5.934% due 01/25/2037 •	1,147	672
5.974% due 08/25/2036 •	9,226	7,935
6.034% due 02/25/2036 •	1,010	987
6.094% due 08/25/2035 •	7,080	6,771
6.094% due 11/25/2035 •	710	715
6.334% due 09/25/2033 •	1,575	1,514
6.334% due 12/25/2034 •	1,078	967
6.364% due 02/25/2036 ^•	1,704	1,565
6.409% due 06/25/2034 •	6,919	6,326
6.439% due 07/25/2035 •	16,910	16,333
6.469% due 06/25/2035 •	5,333	4,954
6.484% due 12/25/2033 •	828	805
6.484% due 08/25/2045 •	783	781
6.559% due 04/25/2035 •	3,371	2,819
6.604% due 07/25/2033 •	1,838	1,661
8.629% due 06/25/2034 •	847	642

ACHV ABS Trust
6.600% due 08/19/2030	2,439	2,441

Aegis Asset-Backed Securities Trust
5.674% due 01/25/2037 •	6,070	4,425
6.079% due 12/25/2035 •	10,349	9,460
6.184% due 03/25/2035 •	5,325	4,172

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.139% due 10/25/2035 •	5,748	5,314
6.484% due 01/25/2034 •	554	540
7.159% due 10/25/2034 •	2,704	2,656
7.264% due 12/25/2034 •	7,350	6,292
7.534% due 12/25/2034 «•	105	6

AFC Home Equity Loan Trust
6.034% due 09/27/2027 «•	14	13
6.084% due 09/22/2028 «•	45	43
6.314% due 02/25/2029 «•	148	138

AGL CLO Ltd.
6.788% due 07/20/2034 •	22,700	22,696

ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,127	4,554
5.890% due 07/15/2037 •	9,868	8,832
5.942% due 12/23/2037 •	7,562	7,033
5.970% due 07/15/2037 •	27,000	22,140
5.982% due 09/23/2037 •	11,490	10,054

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.992% due 12/23/2036 •	$10,550	$8,994
6.002% due 09/23/2036 •	9,462	8,398
6.022% due 06/23/2036 •	11,907	11,014
6.062% due 09/23/2037 •	2,255	1,714
6.112% due 06/23/2036 •	27,500	22,894
6.112% due 12/23/2036 •	7,500	5,887
6.132% due 12/23/2035 •	20,821	19,207
6.162% due 09/23/2036 •	12,000	9,840
6.262% due 03/23/2035 •	5,000	4,288
6.312% due 12/23/2034 •	4,750	4,513
6.320% due 05/01/2034 •	2,176	2,040
6.331% due 07/30/2034 •	7,000	6,230
6.412% due 09/23/2038 •	44,346	40,133
6.612% due 09/23/2038 •	10,000	8,500

Allegro CLO Ltd.
6.730% due 10/15/2034 •	7,369	7,271

Ameriquest Mortgage Securities Trust
5.534% due 10/25/2036 •	7,490	2,261
5.594% due 10/25/2036 •	9,466	2,858
5.609% due 10/25/2036 •	3,393	1,872
5.674% due 10/25/2036 •	22,402	6,763
5.989% due 04/25/2036 •	13,000	12,260
6.094% due 03/25/2036 •	11,988	9,164

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.903% due 06/25/2033 •	1,059	976
3.532% due 04/25/2034 •	981	864
3.870% due 05/25/2034 þ	5,525	4,173
4.175% due 11/25/2034 •	12,096	10,466
4.819% due 12/25/2033 «•	58	56
6.139% due 01/25/2036 •	22	22
6.184% due 01/25/2036 •	8,000	7,676
6.304% due 07/25/2034 •	34	33
6.304% due 01/25/2036 •	14,093	13,167
6.349% due 01/25/2035 •	607	586
6.394% due 10/25/2035 •	2,718	2,420
6.409% due 05/25/2035 •	3,800	3,587
6.409% due 07/25/2035 •	9,500	8,865
6.409% due 08/25/2035 «•	186	181
6.409% due 09/25/2035 •	7,500	5,858
6.454% due 10/25/2034 •	1,059	1,043
6.454% due 01/25/2035 •	1,184	1,060
6.484% due 05/25/2035 •	588	536
6.484% due 07/25/2035 •	3,000	2,547
6.529% due 09/25/2034 •	11,378	10,354
6.604% due 03/25/2035 •	6,952	6,405
6.709% due 08/25/2035 •	2,782	2,561
6.994% due 01/25/2035 •	2,184	1,807
7.159% due 05/25/2034 •	11,176	10,526
7.159% due 08/25/2035 •	14,800	12,650
7.189% due 10/25/2034 •	1,813	1,666
8.209% due 03/25/2033 «•	53	34
8.809% due 11/25/2032 ^•	1,451	1,407
8.959% due 11/25/2032 ^«•	3	0
10.684% due 02/25/2033 •	1,180	1,052

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •	$10	$10
6.259% due 08/25/2031 •	204	208
6.469% due 07/25/2032 «•	5	5
6.834% due 01/25/2033 «•	39	37
7.234% due 07/25/2032 «•	39	38

Anchorage Capital CLO Ltd.
6.747% due 07/22/2032 •	15,000	14,902

Apidos CLO
6.538% due 10/20/2030 •	2,350	2,337
6.790% due 04/15/2033 •	3,000	2,988
6.908% due 01/20/2033 •	8,100	8,070

Ares CLO Ltd.
6.657% due 04/22/2031 •	13,500	13,436
6.738% due 10/20/2034 •	5,400	5,376

Argent Securities Trust
5.544% due 09/25/2036 •	6,908	2,241
5.614% due 07/25/2036 •	5,047	1,296
5.674% due 09/25/2036 •	4,316	1,400
5.734% due 06/25/2036 •	32,528	8,684
5.734% due 07/25/2036 •	95,115	57,909
5.784% due 04/25/2036 •	19,862	10,876
5.794% due 04/25/2036 •	6,833	2,240
5.814% due 03/25/2036 •	7,975	7,003
5.914% due 06/25/2036 •	5,567	1,486
5.914% due 07/25/2036 •	5,371	1,379
5.974% due 05/25/2036 •	15,865	3,875
5.994% due 04/25/2036 •	6,794	2,228

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.002% due 10/25/2034 •	1,075	1,040
6.124% due 11/25/2035 •	2,774	2,338
6.169% due 10/25/2035 •	2,643	2,561
6.194% due 02/25/2036 •	2,938	2,225
6.559% due 11/25/2034 •	2,823	2,755
7.234% due 11/25/2034 •	3,311	2,996
7.309% due 11/25/2034 «•	283	226
7.534% due 11/25/2034 «•	80	72

Asset-Backed Securities Corp. Home Equity Loan Trust
2.923% due 07/25/2036 «•	159	154
3.414% due 03/25/2036 •	10,132	8,528
3.627% due 12/25/2036 •	2,671	2,529
3.797% due 01/25/2036 •	17,628	14,886
3.810% due 12/25/2036 •	17,353	15,831
5.724% due 11/25/2036 •	8,537	8,168
6.164% due 02/25/2035 •	81	82
6.334% due 06/25/2035 •	6,471	6,256
6.454% due 07/25/2035 •	4,799	4,530
6.544% due 07/25/2035 •	3,794	3,171
7.097% due 03/15/2032 «•	107	104

Atlas Senior Loan Fund Ltd.
6.787% due 10/24/2031 •	36,700	36,632

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	7,100	6,946

54	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bain Capital Credit CLO Ltd.
6.752% due 07/19/2034 •	$25,000	$24,866
6.758% due 10/20/2034 •	25,000	24,888

Ballyrock CLO Ltd.
6.718% due 07/20/2034 •	14,100	14,044

BankAmerica Manufactured Housing Contract Trust
7.324% due 12/10/2025 ~	5,000	925

Barings CLO Ltd.
6.722% due 01/18/2035 •	12,300	12,245

Basic Asset-Backed Securities Trust
6.004% due 04/25/2036 •	8,616	7,866

Bayview Financial Acquisition Trust
5.958% due 05/28/2037 •	3,315	2,859

Bayview Financial Asset Trust
5.884% due 03/25/2037 •	3,911	3,749
6.234% due 03/25/2037 •	2,032	1,975
6.334% due 03/25/2037 •	2,126	2,063
6.584% due 03/25/2037 •	1,155	1,132
6.934% due 03/25/2037 •	1,070	1,070

Bayview Financial Mortgage Pass-Through Trust
6.303% due 04/28/2036 •	5,774	5,571

Bayview Financial Revolving Asset Trust
6.363% due 12/28/2040 •	1,139	1,121

Bear Stearns Asset-Backed Securities Trust
3.133% due 10/25/2036 ~	48	29
3.632% due 09/25/2034 «•	35	33
4.690% due 11/25/2035 ^•	23,578	22,305
4.699% due 02/25/2036 •	9,607	9,182
4.861% due 12/25/2035 ^«•	43	42
4.861% due 12/25/2035 •	3,400	3,379
4.916% due 12/25/2036 ^•	5,339	6,611
4.997% due 12/25/2035 •	13,483	13,020
5.009% due 05/25/2035 •	2,043	1,985
5.134% due 12/25/2035 •	7,368	7,272
5.244% due 08/25/2034 «•	30	29
5.287% due 04/25/2036 •	6,608	9,154
5.327% due 01/25/2035 •	1,767	1,697
5.500% due 08/25/2036 «	195	187
5.574% due 04/25/2037 •	5,021	7,206
5.674% due 06/25/2047 •	1,771	1,761
5.676% due 07/25/2036 •	639	537
5.684% due 01/25/2037 •	15,015	14,269
5.727% due 02/25/2034 •	1,375	1,318
5.734% due 11/25/2036 •	988	951
5.734% due 06/25/2047 •	750	720
5.754% due 08/25/2036 •	3,391	3,221
5.774% due 10/25/2036 •	2,238	2,225
5.784% due 05/25/2037 ^•	14,775	11,305
5.884% due 06/25/2036 •	7,890	7,805
5.884% due 01/25/2047 •	12,353	11,782
5.914% due 02/25/2037 •	26,379	23,289
5.974% due 05/25/2036 •	24,334	22,137
6.000% due 08/25/2036	2,332	2,229
6.094% due 10/25/2032 «•	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.109% due 08/25/2036 •	$1,595	$1,577
6.194% due 01/25/2037 •	3,799	3,735
6.234% due 10/27/2032 •	31	31
6.234% due 09/25/2046 •	2,545	2,377
6.384% due 10/25/2037 •	7,348	6,830
6.434% due 10/25/2037 •	8,681	7,936
6.434% due 11/25/2042 •	612	598
6.439% due 06/25/2035 •	10,572	10,224
6.454% due 10/25/2035 •	5,891	5,732
6.484% due 08/25/2037 •	746	638
6.500% due 08/25/2036 ^	3,106	1,093
6.514% due 06/25/2035 •	5,447	5,275
6.559% due 02/25/2035 •	814	808
6.752% due 01/25/2036 «•	195	190
7.034% due 08/25/2037 •	29,266	23,596
7.684% due 04/25/2036 •	8,428	8,425
8.059% due 09/25/2035 •	6,297	6,230

Bear Stearns Second Lien Trust
5.624% due 01/25/2037 •	947	910
5.874% due 08/25/2037 •	4,903	4,530

Bear Stearns Structured Products, Inc. Trust
7.434% due 03/25/2037 •	5,501	5,321

Benefit Street Partners CLO Ltd.
6.600% due 01/17/2032 •	1,700	1,695
6.740% due 07/15/2034 •	2,500	2,485

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •	4,673	4,660

BNC Mortgage Loan Trust
3.999% due 10/25/2036 •	7,954	5,644
5.644% due 07/25/2037 •	6,004	5,389
5.754% due 11/25/2036 •	262	249
6.054% due 11/25/2036 •	21,000	10,622

Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~	417	404
6.975% due 12/15/2029 ~	8,918	1,033
7.180% due 12/15/2029 ~	22,628	2,699
7.575% due 06/15/2030 ~	16,139	1,992
7.935% due 12/15/2030 ~	3,480	3,428

BPCRE Ltd.
7.731% due 01/16/2037 •	51,700	51,347

Buckingham CDO Ltd.
5.623% due 04/05/2041 •	643,393	44,155
8.750% due 09/05/2051 •	990,065	24,855

Camber PLC
5.832% due 11/09/2053 •	183,696	1,018

Carlyle Global Market Strategies CLO Ltd.
6.568% due 07/20/2031 •	12,183	12,164
6.687% due 04/22/2032 •	3,600	3,589

Carrington Mortgage Loan Trust
5.584% due 04/25/2036 ^•	24,971	23,826
5.584% due 08/25/2036 •	6,408	6,026
5.654% due 01/25/2037 •	23,866	17,520
5.684% due 10/25/2036 •	4,882	3,756
5.694% due 02/25/2037 •	9,685	8,796

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.854% due 12/26/2036 •	$8,317	$6,540
5.974% due 02/25/2036 •	10,000	8,858
6.184% due 10/25/2035 •	859	825
6.424% due 06/25/2035 •	4,044	3,933
6.484% due 05/25/2035 •	5,661	5,416
7.459% due 05/25/2035 •	10,964	9,742

Carvana Auto Receivables Trust
4.680% due 02/10/2028	18,000	17,470
5.380% due 03/12/2029	38,537	37,741
5.420% due 04/10/2028	66,134	65,424
5.710% due 07/10/2029	18,000	17,823
5.820% due 08/10/2028	21,995	21,890
5.980% due 08/10/2026	35,144	35,089
6.090% due 11/10/2026	22,300	22,288
6.160% due 10/10/2028	3,500	3,509
6.160% due 09/10/2029	15,200	15,197

CDC Mortgage Capital Trust
6.220% due 11/25/2034 «•	31	32
7.234% due 06/25/2034 •	543	538

Cedar Funding CLO Ltd.
6.568% due 04/20/2031 •	4,930	4,918
6.688% due 10/20/2032 •	11,788	11,753

Centex Home Equity Loan Trust
4.334% due 06/25/2034 «•	529	489
5.734% due 01/25/2032 «•	27	25
5.894% due 07/25/2032 «•	51	45
5.914% due 01/25/2035 •	227	224
5.914% due 06/25/2036 •	30,354	29,247
5.984% due 01/25/2035 •	475	445
6.044% due 10/25/2035 •	168	168
6.074% due 10/25/2035 •	7,620	7,431
6.079% due 03/25/2035 •	446	440
6.084% due 09/25/2032 •	390	382
6.124% due 03/25/2035 •	1,173	1,128
6.234% due 01/25/2035 •	1,291	1,196
6.260% due 09/25/2034 þ	768	680
6.364% due 09/25/2034 •	3,128	2,971
6.379% due 03/25/2034 «•	53	50
6.634% due 10/25/2035 •	12,568	11,541
7.164% due 03/25/2033 «•	61	55
7.184% due 01/25/2034 «•	4	4

Chase Funding Loan Acquisition Trust
6.289% due 06/25/2034 •	6,651	6,426

Chase Funding Trust
4.725% due 05/25/2033 «	399	351
5.934% due 05/25/2032 «•	47	45
6.034% due 07/25/2033 «•	9	8

CHEC Loan Trust
6.394% due 06/25/2034 •	146	142

CIFC Funding Ltd.
6.572% due 10/18/2030 •	14,678	14,660
6.710% due 01/15/2035 •	30,000	29,798
6.710% due 07/15/2036 •	18,100	18,021

CIT Group Home Equity Loan Trust
6.099% due 12/25/2031 «•	45	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		$2,603	$2,602
6.934% due 10/25/2037 •		42,000	40,801

Citicorp Residential Mortgage Trust
4.678% due 11/25/2036 þ		1,328	1,206
4.852% due 09/25/2036 þ		26,429	24,742

Citigroup Mortgage Loan Trust
4.272% due 10/25/2037 þ		14,488	12,863
4.589% due 03/25/2036 þ		1,914	901
5.494% due 07/25/2045 •		1,307	897
5.514% due 01/25/2037 •		11,399	7,886
5.604% due 05/25/2037 •		35,950	26,407
5.614% due 01/25/2037 •		68,099	47,111
5.624% due 05/25/2037 •		32,130	21,041
5.634% due 12/25/2036 •		3,203	2,054
5.684% due 01/25/2037 •		22,170	15,337
5.694% due 03/25/2037 •		30,147	25,590
5.704% due 05/25/2037 •		25,635	22,766
5.714% due 12/25/2036 •		5,826	5,499
5.749% due 08/25/2035 «þ		17	15
5.754% due 09/25/2036 •		4,651	3,986
5.754% due 12/25/2036 •		6,499	4,167
5.809% due 12/25/2036 ^•		14,644	13,544
5.830% due 11/25/2034 þ		2,720	2,657
5.854% due 12/25/2036 •		6,905	6,712
5.854% due 06/25/2037 •		6,302	4,857
5.884% due 08/25/2036 •		7,800	7,429
5.884% due 10/25/2036 •		3,684	3,646
5.884% due 01/25/2037 •		2,500	2,281
5.934% due 08/25/2036 •		4,827	4,677
5.954% due 03/25/2036 •		3,896	3,475
6.034% due 12/25/2035 ^•		14,272	13,455
6.064% due 02/25/2035 •		1,159	1,050
6.109% due 10/25/2035 ^•		450	434
6.109% due 03/25/2037 •		27,893	27,220
6.134% due 11/25/2046 •		12,375	10,207
6.139% due 01/25/2036 •		4,191	4,123
6.434% due 07/25/2037 •		8,380	7,731
6.484% due 02/25/2035 •		520	487
6.485% due 05/25/2036 þ		11,714	4,404

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.379% due 10/25/2034 •		3,853	3,649
7.009% due 10/25/2034 •		499	401

College Avenue Student Loans LLC
5.330% due 05/25/2055		48,207	45,998
5.820% due 05/25/2055		20,000	19,062
6.060% due 05/25/2055		16,500	15,769
6.890% due 05/25/2055		4,400	4,223
7.220% due 05/25/2055 •		38,110	38,256
8.490% due 05/25/2055		5,600	5,426

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	13,517

Columbia Cent CLO Ltd.
6.898% due 01/20/2034 •		$1,920	1,908

56	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonbond Student Loan Trust
1.980% due 08/25/2050	$895	$754

Conseco Finance Corp.
6.440% due 12/01/2030	3,258	3,229
7.220% due 03/15/2028 ~	1,213	1,207
7.860% due 03/01/2030 ~	11,631	4,543

Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	52,302	17,986
7.410% due 05/01/2033 þ	5,322	5,305
7.424% due 03/01/2033 ~	1,098	1,100
7.490% due 07/01/2031 þ	12,823	12,758
7.770% due 09/01/2031 þ	5,896	5,804
7.960% due 05/01/2031	21,173	6,060
7.970% due 05/01/2032	7,164	1,325
8.060% due 09/01/2029 ~	7,260	1,439
8.200% due 05/01/2031	29,477	8,686
8.260% due 12/01/2030 ~	74,286	18,330
8.310% due 05/01/2032 ~	40,754	7,853
8.850% due 12/01/2030 ~	1,831	332

Countrywide Asset-Backed Certificates Trust
4.041% due 01/25/2037 •	15,064	14,596
4.344% due 10/25/2046 ^~	204	196
4.499% due 05/25/2036 •	22,800	20,506
5.050% due 02/25/2036 «~	11	11
5.115% due 10/25/2035 ~	5,000	4,012
5.270% due 02/25/2035 ~	3,538	3,207
5.574% due 06/25/2035 •	13,786	11,844
5.574% due 06/25/2037 •	16,128	14,745
5.574% due 07/25/2037 ^•	5,835	5,737
5.574% due 07/25/2037 •	47,908	43,127
5.574% due 08/25/2037 •	1,334	1,319
5.574% due 08/25/2037 ^•	58,647	51,905
5.574% due 04/25/2047 •	14,053	13,232
5.574% due 06/25/2047 •	31,550	28,498
5.574% due 06/25/2047 ^•	6,728	5,925
5.614% due 06/25/2047 •	5,600	5,208
5.614% due 11/25/2047 ^•	20,836	19,400
5.624% due 11/25/2037 •	13,050	11,866
5.634% due 09/25/2037 •	29,406	25,366
5.634% due 06/25/2047 ^•	18,858	16,323
5.654% due 06/25/2037 •	4,367	4,170
5.654% due 09/25/2037 ^•	5,851	5,843
5.654% due 06/25/2047 •	15,244	14,320
5.654% due 06/25/2047 ^•	38,180	34,357
5.664% due 07/25/2037 ^•	46,686	38,980
5.664% due 10/25/2047 •	3,187	3,119
5.684% due 02/25/2036 •	7,402	6,928
5.684% due 06/25/2047 •	21,386	20,391
5.684% due 11/25/2047 ^•	18,587	15,909
5.694% due 12/25/2036 ^•	238	213
5.694% due 11/25/2037 •	50,152	44,605
5.694% due 04/25/2046 •	21,122	19,182
5.714% due 05/25/2035 •	16,329	15,596
5.714% due 02/25/2037 •	28,086	26,200
5.714% due 03/25/2037 •	34,540	32,757

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.714% due 05/25/2037 •	$35,240	$32,037
5.714% due 06/25/2047 •	4,025	3,749
5.724% due 05/25/2047 •	1,091	1,027
5.724% due 10/25/2047 •	10,000	8,656
5.734% due 03/25/2047 ^•	7,979	7,759
5.754% due 09/25/2046 •	241	240
5.754% due 05/25/2047 ^•	10,770	7,140
5.834% due 02/25/2037 •	1,738	1,603
5.834% due 09/25/2047 ^•	25,204	23,111
5.869% due 11/25/2036 •	15,200	13,674
5.874% due 07/25/2034 •	5,000	4,841
5.874% due 05/25/2037 •	2,968	2,793
5.874% due 09/25/2047 ^•	6,779	6,459
5.884% due 02/25/2037 •	8,871	8,666
5.894% due 05/25/2037 •	12,300	11,160
5.914% due 09/25/2036 •	18,432	16,604
5.914% due 11/25/2036 •	1,735	1,706
5.914% due 02/25/2037 •	8,891	8,449
5.914% due 02/25/2037 ^•	6,500	5,730
5.914% due 03/25/2037 •	20,315	16,752
5.914% due 04/25/2037 •	5,940	4,918
5.914% due 12/25/2046 •	14,766	13,855
5.934% due 01/25/2046 ^•	33,720	31,217
5.934% due 04/25/2046 ^•	1,826	1,736
5.954% due 12/25/2036 ^•	2,073	1,950
5.954% due 09/25/2046 •	10,880	9,986
5.959% due 08/25/2036 •	1,355	1,303
5.989% due 04/25/2036 •	6,657	6,504
5.989% due 10/25/2046 ^«~	7	7
6.014% due 06/25/2037 •	9,976	9,530
6.034% due 06/25/2033 «•	14	12
6.094% due 08/25/2035 •	7,591	7,327
6.094% due 07/25/2036 •	199	195
6.114% due 12/25/2036 ^•	7,907	5,877
6.124% due 05/25/2036 •	3,234	3,178
6.134% due 12/25/2033 •	542	519
6.134% due 03/25/2036 ^•	5,252	4,542
6.139% due 09/25/2035 •	8,258	7,775
6.154% due 08/25/2035 •	4,200	3,714
6.169% due 04/25/2036 •	36,165	35,290
6.174% due 12/25/2034 •	834	809
6.184% due 05/25/2034 «•	82	80
6.199% due 02/25/2036 •	14,564	14,167
6.214% due 11/25/2034 •	247	233
6.234% due 08/25/2047 •	2,328	2,305
6.274% due 10/25/2047 •	11,682	11,060
6.289% due 08/25/2034 •	1,294	1,288
6.334% due 09/25/2034 «•	185	164
6.334% due 11/25/2034 •	224	212
6.334% due 05/25/2036 •	617	594
6.334% due 03/25/2047 ^•	6,068	4,535
6.409% due 12/25/2035 •	5,067	4,963
6.424% due 02/25/2036 •	6,000	5,050
6.439% due 07/25/2034 «•	44	44
6.439% due 10/25/2035 •	36	35
6.484% due 07/25/2033 «•	379	363

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.484% due 11/25/2034 •		$1,245	$1,228
6.499% due 08/25/2035 •		2,836	2,820
6.529% due 07/25/2035 •		48	47
6.529% due 04/25/2036 ^•		11,300	10,344
6.559% due 11/25/2035 •		3,829	3,708
6.574% due 01/25/2036 •		7,675	7,271
6.634% due 10/25/2035 •		3,512	3,435
7.009% due 08/25/2034 •		5,910	4,956
7.084% due 06/25/2035 •		1,137	1,104
7.159% due 05/25/2035 •		690	676
7.264% due 12/25/2035 •		8,267	7,089
7.309% due 12/25/2034 •		1,977	1,995
7.309% due 07/25/2035 •		7,400	7,019
7.384% due 08/25/2035 •		5,250	4,881
7.434% due 08/25/2047 «•		38	37
7.459% due 01/25/2035 •		4,674	4,397
7.834% due 10/25/2034 •		570	533

CPS Auto Receivables Trust
5.380% due 01/18/2028		11,300	11,123
6.040% due 07/16/2029		23,006	22,638
6.270% due 10/15/2029		31,500	31,325

Credit Suisse First Boston Mortgage Securities Corp.
4.508% due 08/25/2032 «•		89	78
4.714% due 01/25/2032 •		5	4
5.276% due 02/25/2035 •		2,903	2,822

Credit-Based Asset Servicing & Securitization LLC
3.001% due 08/25/2035 •		8,020	7,114
3.122% due 12/25/2035 •		19,631	17,264
3.179% due 11/25/2035 •		3,563	3,300
3.226% due 12/25/2035 þ		10,076	9,391
3.434% due 10/25/2034 •		1,854	1,671
3.486% due 12/25/2035 •		1,709	1,553
5.554% due 07/25/2037 •		4,707	3,000
5.654% due 07/25/2037 •		4,351	2,773
5.774% due 07/25/2037 •		4,607	2,936
6.780% due 05/25/2035 þ		2,032	1,786

Credit-Based Asset Servicing & Securitization Trust
3.061% due 01/25/2037 ^•		484	148
3.163% due 01/25/2037 ^þ		20,507	6,422
3.190% due 07/25/2036 •		18,204	16,587
5.554% due 11/25/2036 •		61	27
5.714% due 10/25/2036 •		12,068	8,450
5.894% due 11/25/2036 •		5,403	2,390
5.914% due 10/25/2036 •		2,059	1,307

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		14,462	3,429
6.589% due 12/25/2036 þ		16,236	2,891
6.672% due 06/25/2036 ^þ		231	66

CVC Cordatus Loan Fund DAC
4.296% due 07/21/2030 •	EUR	8,496	8,889

Davis Square Funding Ltd.
5.701% due 10/08/2040 •		$584,505	217,569
5.841% due 10/08/2040 •		44,806	10,501
6.021% due 10/08/2040 •		52,400	10,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DFC HEL Trust
7.309% due 12/25/2031 •	$1,658	$1,523

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049	3,500	2,996

Dryden CLO Ltd.
6.690% due 01/15/2031 •	3,381	3,383

Dryden Senior Loan Fund
6.590% due 04/15/2029 •	16,177	16,160

Duke Funding High Grade Ltd.
5.583% due 08/02/2049 •	776,047	6,644
5.673% due 08/02/2049 •	285,269	2,493
6.077% due 08/02/2049 •	102,000	10

Eaton Vance CLO Ltd.
6.740% due 10/15/2034 •	27,800	27,748

Education Funding Trust
3.557% due 02/01/2050	46,996	38,826
3.947% due 02/01/2050	7,878	7,854
4.108% due 02/01/2050	33,266	32,623
4.714% due 02/01/2050	33,266	31,731

EFS Volunteer LLC
6.166% due 10/25/2035 •	239	239

Ellington Loan Acquisition Trust
6.484% due 05/25/2037 •	34,875	32,627
6.934% due 05/25/2037 •	1,829	1,747
7.034% due 05/25/2037 •	11,088	9,297

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(c)	46,200	46,200
6.828% due 01/20/2034 •	15,400	15,377

EMC Mortgage Loan Trust
6.174% due 05/25/2040 •	41	39
6.534% due 08/25/2040 •	210	200
6.534% due 11/25/2041 «•	28	25

Encore Credit Receivables Trust
6.124% due 07/25/2035 •	10,665	10,189
6.334% due 10/25/2035 •	5,903	5,752
6.334% due 01/25/2036 •	4,800	4,498

Ent Auto Receivables Trust
6.220% due 08/16/2027	17,600	17,605
6.240% due 01/16/2029	13,289	13,307
6.260% due 11/15/2029	4,000	4,004

Equifirst Loan Securitization Trust
5.604% due 04/25/2037 •	30,549	27,080

EquiFirst Mortgage Loan Trust
6.364% due 04/25/2035 «•	172	165
6.439% due 04/25/2035 «•	55	51
6.499% due 04/25/2035 •	1,904	1,754
6.934% due 12/25/2034 «•	238	224
7.159% due 12/25/2034 •	756	708
7.234% due 04/25/2035 •	4,623	3,860
7.909% due 12/25/2034 •	501	454
9.334% due 12/25/2034 •	983	835

Exeter Automobile Receivables Trust
5.610% due 09/15/2027	33,600	33,246
5.750% due 07/17/2028	44,000	43,302

58	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FHF Trust
4.430% due 01/18/2028	$15,210	$14,910

Fieldstone Mortgage Investment Trust
5.669% due 11/25/2036 •	1,672	963
5.814% due 05/25/2036 •	24,436	16,981
6.079% due 02/25/2036 •	2,444	2,138

Finance America Mortgage Loan Trust
6.484% due 09/25/2033 «•	110	103

First Franklin Mortgage Loan Asset-Backed Certificates
6.259% due 05/25/2034 •	1,828	1,806
7.144% due 05/25/2034 «•	79	72

First Franklin Mortgage Loan Trust
4.211% due 04/25/2035 •	3,280	3,129
4.448% due 03/25/2036 •	17,510	15,751
5.539% due 09/25/2036 •	1,577	1,434
5.549% due 07/25/2036 •	288	267
5.554% due 11/25/2036 •	15,834	14,374
5.584% due 12/25/2036 •	8,459	7,345
5.594% due 11/25/2036 •	361	353
5.714% due 12/25/2036 •	5,157	2,157
5.734% due 05/25/2036 •	1,625	1,554
5.734% due 08/25/2036 •	11,979	10,782
5.744% due 09/25/2036 •	27,440	25,021
5.744% due 11/25/2036 •	3,900	3,058
5.754% due 12/25/2037 •	14,861	12,780
5.814% due 02/25/2036 •	12,671	11,323
5.854% due 12/25/2037 •	12,298	10,576
5.869% due 04/25/2036 •	9,022	8,022
5.874% due 01/25/2038 •	290	149
6.004% due 02/25/2036 •	22,712	20,840
6.014% due 02/25/2036 •	4,505	4,427
6.094% due 01/25/2036 •	1,226	1,205
6.139% due 11/25/2036 •	7,837	7,416
6.154% due 11/25/2035 •	19,535	17,820
6.214% due 09/25/2035 •	3,988	3,922
6.214% due 06/25/2036 •	10,387	9,987
6.259% due 06/25/2034 •	907	904
6.334% due 07/25/2035 •	5,834	5,695
6.379% due 09/25/2035 •	10,118	8,775
6.384% due 07/25/2033 •	3,100	3,069
6.409% due 05/25/2035 •	24,056	23,033
6.439% due 09/25/2035 •	30,600	28,305
6.559% due 12/25/2034 •	793	810
6.619% due 12/25/2034 •	2,042	1,938
6.709% due 07/25/2034 •	5,016	4,895
6.859% due 10/25/2034 •	1,046	1,039
6.934% due 03/25/2034 «•	211	190
7.234% due 09/25/2034 •	581	584
7.309% due 07/25/2034 •	241	234
7.909% due 03/25/2034 •	1,406	1,187

Flagship Credit Auto Trust
4.760% due 05/17/2027	19,540	19,097

Fremont Home Loan Trust
5.564% due 11/25/2036 •	21,663	7,547
5.569% due 10/25/2036 •	9,838	8,667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.584% due 10/25/2036 •		$5,151	$2,078
5.634% due 08/25/2036 •		4,815	1,561
5.654% due 01/25/2037 •		23,427	10,609
5.754% due 08/25/2036 •		31,926	10,350
5.774% due 02/25/2036 •		9,175	8,661
5.774% due 02/25/2037 •		18,176	6,152
5.914% due 08/25/2036 •		8,173	2,649
5.934% due 05/25/2036 •		6,309	3,655
5.974% due 04/25/2036 •		30,294	27,275
6.049% due 11/25/2035 •		3,000	2,589
6.109% due 01/25/2036 •		44,985	34,324
6.304% due 11/25/2034 •		2,175	1,893
6.364% due 06/25/2035 ^•		1,137	943
6.484% due 11/25/2034 •		5,448	4,960
6.499% due 06/25/2035 •		3,349	3,177
6.589% due 06/25/2035 •		17,148	13,467

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		3,776	3,771

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	79,091	50,954

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•		$3	1
5.694% due 08/25/2036 •		2,718	2,465

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		29,780	29,553
6.270% due 08/16/2027		65,220	65,084

Goal Structured Solutions Trust
6.084% due 09/25/2041 •		7,879	7,699

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		25,224	25,166

Goldentree Loan Management U.S. CLO Ltd.
6.646% due 04/20/2035 •		6,500	6,423

Goodleap Sustainable Home Solutions Trust
6.500% due 07/20/2055		9,514	9,383

Greenpoint Manufactured Housing
9.054% due 06/08/2031 •		5,858	5,643

GSAA Home Equity Trust
5.344% due 09/25/2035 «~		166	106
5.554% due 05/25/2036 •		5,951	1,427
5.574% due 03/25/2036 •		20	7
5.674% due 06/25/2036 •		44,326	9,531
5.772% due 11/25/2036 ^~		7,171	2,102
5.774% due 10/25/2036 •		37,880	9,838
5.774% due 02/25/2037 •		8,325	2,396
5.794% due 03/25/2036 •		20,114	6,967
5.794% due 05/25/2036 •		17,310	4,232
5.874% due 05/25/2047 •		1,336	775
5.914% due 06/25/2036 •		2,750	830
5.974% due 03/25/2036 •		23,707	11,934
6.000% due 11/25/2037 ^		588	338
6.074% due 04/25/2047 •		11,213	5,358
6.134% due 08/25/2037 •		2,029	1,964
6.169% due 06/25/2035 •		2,488	2,390
6.174% due 10/25/2035 •		1,483	1,481
6.229% due 08/25/2035 •		4,304	4,032

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.409% due 06/25/2034 •	$612	$583
6.423% due 11/25/2036 þ	20,813	6,090
6.500% due 11/25/2037	12,943	5,586
6.720% due 04/25/2034 þ	2,614	2,491
6.948% due 06/25/2036 þ	19,040	4,938

GSAMP Trust
2.357% due 10/25/2036 ^•	1,496	11
3.422% due 11/25/2034 •	1,753	1,658
5.504% due 12/25/2036 •	676	328
5.514% due 11/25/2036 •	972	461
5.524% due 01/25/2037 •	6,163	3,549
5.554% due 12/25/2036 •	993	482
5.564% due 12/25/2046 •	5,202	2,757
5.574% due 11/25/2036 •	60,102	28,580
5.594% due 08/25/2036 •	4,790	3,710
5.604% due 12/25/2036 •	5,255	2,550
5.604% due 01/25/2037 •	1,621	1,557
5.614% due 11/25/2035 •	183	18
5.634% due 11/25/2036 •	13,283	6,293
5.704% due 03/25/2047 •	11,728	10,705
5.714% due 06/25/2036 •	6,375	6,128
5.714% due 08/25/2036 •	9,891	9,354
5.734% due 06/25/2036 •	4,489	2,395
5.734% due 12/25/2036 •	547	532
5.734% due 05/25/2046 •	2,235	2,202
5.754% due 04/25/2036 •	1,921	1,197
5.804% due 03/25/2047 •	2,000	1,469
5.884% due 06/25/2036 •	7,037	5,736
5.914% due 06/25/2036 •	3,496	1,865
5.974% due 02/25/2036 •	11,433	10,777
6.079% due 11/25/2035 ^•	9,644	8,488
6.109% due 11/25/2035 •	103	98
6.214% due 07/25/2045 •	8,600	8,300
6.319% due 07/25/2045 •	6,976	6,035
6.334% due 11/25/2035 •	3,179	2,981
6.379% due 11/25/2035 •	4,016	3,451
6.409% due 03/25/2035 ^•	3,234	2,920
6.484% due 06/25/2035 •	777	785
7.159% due 12/25/2034 •	7,279	6,961

Halseypoint CLO Ltd.
6.688% due 07/20/2031 •	472	471

Harley Marine Financing LLC
6.682% due 05/15/2043 «þ	44,060	41,584

Hildene TruPS Securitization Ltd.
7.405% due 05/22/2039 •	2,500	2,431

Home Equity Asset Trust
4.454% due 10/25/2035 •	3,300	3,132
5.734% due 10/25/2036 •	2,985	2,900
5.754% due 08/25/2036 •	178	177
6.004% due 05/25/2036 •	18,131	17,504
6.049% due 04/25/2036 •	7	7
6.094% due 04/25/2036 •	7,054	6,206
6.139% due 01/25/2036 •	4,077	3,774
6.139% due 04/25/2036 •	18,000	17,108
6.194% due 11/25/2032 «•	128	109
6.379% due 11/25/2035 •	7,552	7,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.629% due 06/25/2032 ^«•	$488	$463
7.634% due 06/25/2034 •	1,813	1,765
7.984% due 03/25/2033 •	1,876	1,749

Home Equity Loan Trust
5.564% due 05/25/2036 «•	36	35

Home Equity Mortgage Loan Asset-Backed Trust
5.594% due 11/25/2036 •	9,642	8,302
5.594% due 07/25/2037 •	373	201
5.604% due 04/25/2037 •	3,519	2,421
5.624% due 04/25/2037 •	1,278	828
5.624% due 07/25/2037 •	47,156	19,120
5.634% due 07/25/2037 •	15,960	8,620
5.654% due 04/25/2037 •	41,667	31,410
5.674% due 11/25/2036 •	7,998	5,994
5.754% due 04/25/2037 •	9,027	7,772
5.814% due 06/25/2036 •	859	844
5.914% due 08/25/2036 •	12,515	10,868
5.994% due 06/25/2036 •	8,000	6,830
6.034% due 03/25/2036 •	21,302	18,378
6.094% due 03/25/2036 •	14,859	13,220
6.214% due 10/25/2035 •	13,050	11,613
6.499% due 08/25/2035 •	8,950	8,432

Hout Bay Corp.
4.422% due 07/05/2041 •	434,530	81,877
4.622% due 07/05/2041 •	34,165	3
4.752% due 07/05/2041 •	4,046	0

HSI Asset Loan Obligation Trust
4.515% due 12/25/2036 þ	8,345	2,663

HSI Asset Securitization Corp. Trust
5.534% due 10/25/2036 •	2,281	912
5.574% due 12/25/2036 •	21,201	17,624
5.574% due 01/25/2037 •	48,313	36,965
5.624% due 04/25/2037 •	14,416	7,277
5.654% due 10/25/2036 •	15,542	6,218
5.694% due 04/25/2037 •	7,283	3,677
5.714% due 10/25/2036 •	928	296
5.754% due 10/25/2036 •	8,046	3,220
5.754% due 05/25/2037 •	2,627	2,614
5.774% due 12/25/2036 •	27,033	7,136
5.809% due 05/25/2037 •	2,200	2,092
5.914% due 10/25/2036 •	1,792	717
5.929% due 02/25/2036 •	6,178	5,719
5.959% due 02/25/2036 •	16,250	13,580
6.019% due 01/25/2036 •	8,558	8,314
6.049% due 01/25/2036 •	4,530	4,109

ICG U.S. CLO Ltd.
6.747% due 01/24/2032 •	4,800	4,757

IMC Home Equity Loan Trust
7.520% due 08/20/2028 «	4	4

IndyMac INDB Mortgage Loan Trust
5.754% due 07/25/2036 •	27,277	8,873

IXIS Real Estate Capital Trust
5.494% due 05/25/2037 •	5,387	1,311
5.544% due 05/25/2037 •	10,692	2,601
5.594% due 05/25/2037 •	33,398	8,125

60	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.734% due 01/25/2037 •	$74,989	$26,849
5.754% due 08/25/2036 •	60,999	17,829
5.834% due 03/25/2036 ^•	10,244	5,396
5.954% due 08/25/2036 •	30,970	9,052
6.379% due 02/25/2035 •	619	609

JP Morgan Mortgage Acquisition Corp.
2.931% due 10/25/2035 •	6,100	5,210
5.944% due 02/25/2036 ^•	4,551	4,415
5.974% due 03/25/2036 •	37,410	35,343
6.019% due 01/25/2036 •	13,258	12,850
6.079% due 05/25/2035 •	16,317	13,053
6.139% due 09/25/2035 •	5,285	5,172
6.364% due 06/25/2035 •	16,467	14,759
6.409% due 12/25/2035 •	8,091	7,251
6.499% due 06/25/2035 •	11,812	8,515

JP Morgan Mortgage Acquisition Trust
3.971% due 07/25/2036 •	5,351	5,200
4.137% due 03/25/2047 •	106	64
4.167% due 11/25/2036 •	14,375	12,713
4.372% due 11/25/2036 •	1,794	1,700
4.455% due 10/25/2030 ^þ	3,104	1,652
4.455% due 01/25/2037 ^þ	567	301
5.654% due 08/25/2036 •	2,142	1,489
5.664% due 05/25/2037 •	7,000	6,601
5.674% due 05/25/2037 •	33,710	29,118
5.694% due 08/25/2036 •	6,106	5,909
5.704% due 07/25/2036 •	22,484	18,897
5.754% due 03/25/2037 •	5,363	5,239
5.839% due 07/25/2036 •	17,910	17,306
5.869% due 05/25/2036 •	21,768	18,794
5.874% due 07/25/2036 •	3,200	2,855
5.914% due 04/25/2036 •	19,748	18,782
5.914% due 08/25/2036 •	18,027	12,533
6.330% due 07/25/2036 ^þ	5,085	1,464
6.910% due 07/25/2036 ^þ	7,250	2,084

Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 •	34,500	12,005
5.929% due 06/08/2042 •	419,288	140,996
6.109% due 06/08/2042 •	44,531	880
6.259% due 06/08/2042 •	60,401	6

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	13,283	11,080

KGS-Alpha SBA COOF Trust
1.058% due 04/25/2038 «~(a)	8,487	183

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	1,177	998

LCM Loan Income Fund Ltd.
6.618% due 04/20/2031 •	22,264	22,161

Lehman XS Trust
4.268% due 05/25/2037 «þ	275	260
5.604% due 02/25/2037 ^•	19,664	14,629
5.614% due 02/25/2037 •	12,536	11,273
5.754% due 05/25/2036 •	14,351	12,226
5.894% due 02/25/2037 •	7,144	5,171
5.994% due 05/25/2036 •	2,323	2,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.184% due 10/25/2035 «•	$484	$494
6.640% due 04/25/2036 þ	10,440	9,847

LendingClub Receivables Trust
3.500% due 02/15/2046	59	59
3.600% due 02/15/2046	711	710

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029	9,931	9,812

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	13,945	13,793

Lockwood Grove CLO Ltd.
6.783% due 01/25/2030 •	38,412	38,424

Long Beach Mortgage Loan Trust
5.614% due 09/25/2036 •	10,317	2,872
5.634% due 12/25/2036 •	14,215	5,102
5.654% due 11/25/2036 •	6,887	2,157
5.674% due 08/25/2036 •	5,780	2,242
5.724% due 07/25/2036 •	13,599	9,382
5.734% due 05/25/2036 •	43,458	24,547
5.734% due 06/25/2036 •	54,978	25,980
5.734% due 07/25/2036 •	9,271	3,610
5.734% due 09/25/2036 •	39,431	24,607
5.744% due 08/25/2036 •	27,158	13,928
5.744% due 10/25/2036 •	43,762	24,380
5.754% due 05/25/2036 •	8,544	2,457
5.754% due 08/25/2036 •	32,206	12,493
5.754% due 10/25/2036 •	21,876	6,586
5.754% due 12/25/2036 •	23,937	16,154
5.754% due 05/25/2046 •	6,911	6,302
5.774% due 12/25/2036 •	34,127	12,252
5.814% due 03/25/2046 •	26,703	9,629
5.834% due 01/25/2036 •	15,467	14,412
5.874% due 02/25/2036 •	11,157	10,549
5.874% due 11/25/2036 •	10,015	3,137
5.894% due 12/25/2036 •	23,435	8,413
5.914% due 08/25/2036 •	12,949	5,023
5.954% due 05/25/2036 •	14,953	4,300
6.034% due 01/25/2036 •	32,813	29,925
6.064% due 01/25/2046 •	45,452	42,367
6.079% due 11/25/2035 •	2,895	2,875
6.214% due 08/25/2035 •	450	435
6.229% due 06/25/2034 •	1,511	1,459
6.289% due 07/25/2034 •	1,557	1,496
6.559% due 07/25/2033 •	1,634	1,597
6.634% due 11/25/2034 •	3,892	3,498
6.664% due 06/25/2033 •	2,650	2,599
6.859% due 02/25/2035 •	8,445	7,623
8.509% due 03/25/2033 «•	42	41

M360 Ltd.
6.938% due 11/22/2038 •	1,000	983

Madison Avenue Manufactured Housing Contract Trust
8.684% due 03/25/2032 •	914	914

Madison Park Funding Ltd.
6.527% due 01/22/2028 •	23,293	23,207
6.535% due 10/21/2030 •	44,780	44,582

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Magnetite Ltd.
0.000% due 10/25/2033 •(c)	$134,800	$134,800

Marble Point CLO Ltd.
6.868% due 01/20/2032 •	4,200	4,182

Marlette Funding Trust
0.000% due 04/16/2029 «(h)	7	167

MASTR Asset-Backed Securities Trust
5.484% due 10/25/2036 •	38,339	12,341
5.484% due 01/25/2037 •	40,650	11,542
5.534% due 08/25/2036 •	4,860	1,770
5.534% due 11/25/2036 •	311	101
5.534% due 01/25/2037 •	32,308	9,173
5.554% due 10/25/2036 •	31,614	10,178
5.579% due 10/25/2036 •	55,150	21,311
5.579% due 01/25/2037 •	26,469	7,279
5.594% due 01/25/2037 •	35,676	10,129
5.634% due 08/25/2036 •	10,311	3,158
5.634% due 10/25/2036 •	7,644	3,785
5.634% due 11/25/2036 •	13,483	7,953
5.644% due 05/25/2037 •	1,115	1,049
5.654% due 08/25/2036 •	6,976	2,689
5.664% due 01/25/2037 •	12,271	3,484
5.679% due 10/25/2036 •	6,128	2,369
5.694% due 10/25/2036 •	31,512	14,252
5.734% due 03/25/2036 •	6,721	4,053
5.734% due 04/25/2036 •	25,157	5,976
5.734% due 08/25/2036 •	50,536	17,310
5.734% due 05/25/2037 •	6,523	5,481
5.754% due 08/25/2036 •	6,686	2,442
5.754% due 10/25/2036 •	6,798	3,366
5.834% due 04/25/2036 •	64,437	11,371
5.854% due 10/25/2036 •	8,500	4,209
5.854% due 11/25/2036 •	18,889	6,119
5.914% due 06/25/2036 •	3,988	1,466
5.914% due 08/25/2036 •	51,027	17,425
5.954% due 06/25/2036 •	1,692	1,461
5.974% due 02/25/2036 •	8,982	3,459
6.004% due 01/25/2036 •	2,358	2,297
6.014% due 01/25/2036 •	1,968	1,928
6.184% due 03/25/2035 •	10,288	9,328
6.184% due 10/25/2035 ^•	11,500	10,504
6.439% due 03/25/2035 •	2,000	1,919
6.584% due 08/25/2037 •	19,053	15,792
10.084% due 05/25/2033 •	3,528	3,318

MASTR Specialized Loan Trust
5.804% due 01/25/2037 •	10,225	4,186
5.954% due 02/25/2036 •	1,920	1,828

Mercury CDO Ltd.
6.509% due 12/08/2040 •	6,000	1,007

Merrill Lynch First Franklin Mortgage Loan Trust
5.774% due 04/25/2037 •	2,785	1,076
5.774% due 05/25/2037 •	26,553	19,103
5.914% due 05/25/2037 •	46,891	33,823
5.934% due 04/25/2037 •	22,358	8,680
6.074% due 05/25/2037 •	29,300	21,178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
3.910% due 03/25/2037 þ	$22,268	$5,067
5.554% due 11/25/2037 •	4,088	1,407
5.574% due 04/25/2047 •	3,778	1,560
5.634% due 07/25/2037 •	3,788	881
5.674% due 10/25/2037 •	20,760	3,280
5.684% due 03/25/2037 •	28,584	21,004
5.714% due 11/25/2037 •	15,727	7,897
5.724% due 08/25/2037 •	7,874	7,002
5.734% due 08/25/2037 •	2,876	2,758
5.734% due 09/25/2037 •	45,256	12,982
5.734% due 11/25/2037 •	23,077	7,954
5.754% due 03/25/2037 •	5,297	1,464
5.754% due 04/25/2037 •	10,820	5,162
5.754% due 05/25/2037 •	3,146	1,786
5.754% due 07/25/2037 •	2,977	1,681
5.764% due 03/25/2037 •	20,996	7,363
5.814% due 04/25/2047 •	19,618	8,103
5.914% due 08/25/2037 «•	371	273
6.034% due 12/25/2036 •	12,563	11,681
6.034% due 01/25/2037 •	9,900	8,825
6.154% due 05/25/2036 •	182	178
6.304% due 05/25/2036 •	4,037	3,297
6.334% due 02/25/2047 •	24,607	14,275
6.364% due 07/25/2035 •	7,638	7,350
6.409% due 04/25/2036 •	795	762
6.559% due 08/25/2036 •	1,654	1,806
8.997% due 04/25/2035 «•	259	193

MESA Trust
8.659% due 11/25/2031 ^•	898	774

MF1 LLC
7.962% due 09/17/2037 •	128,500	128,823

Mid-State Trust
4.864% due 07/15/2038	310	299

MMcapS Funding Ltd.
6.121% due 12/01/2035 •	9,100	8,031

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •	360	300
5.534% due 10/25/2036 •	4,102	1,780
5.534% due 11/25/2036 •	1,570	888
5.544% due 03/25/2037 •	2,813	1,205
5.564% due 10/25/2036 •	14,804	12,686
5.564% due 12/25/2036 •	43,536	26,783
5.564% due 01/25/2037 •	21,649	9,618
5.574% due 10/25/2036 •	35,738	15,511
5.574% due 11/25/2036 •	2,640	1,233
5.574% due 05/25/2037 •	18,963	15,396
5.584% due 10/25/2036 •	15,002	7,746
5.584% due 12/25/2036 •	4,225	2,064
5.594% due 09/25/2036 •	228	100
5.614% due 02/25/2037 •	24,733	7,739
5.614% due 03/25/2037 •	25,054	10,733
5.614% due 05/25/2037 •	11,530	9,636
5.624% due 05/25/2037 •	9,112	6,722
5.634% due 09/25/2036 •	2,708	1,182

62	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.634% due 02/25/2037 •	$8,895	$4,283
5.634% due 05/25/2037 •	3,533	2,027
5.654% due 10/25/2036 •	1,265	549
5.654% due 11/25/2036 •	10,700	4,998
5.664% due 10/25/2036 •	8,569	4,424
5.664% due 02/25/2037 •	30,048	9,402
5.684% due 03/25/2037 •	41,664	17,849
5.684% due 05/25/2037 •	15,645	13,075
5.694% due 09/25/2036 •	43,008	19,694
5.694% due 02/25/2037 •	21,580	10,391
5.694% due 05/25/2037 •	10,881	8,027
5.714% due 08/25/2036 •	27,682	14,120
5.734% due 06/25/2036 •	5,328	2,777
5.734% due 09/25/2036 •	13,867	4,956
5.754% due 03/25/2036 •	3,400	3,359
5.754% due 09/25/2036 •	24,047	10,495
5.764% due 02/25/2037 •	7,391	3,559
5.894% due 09/25/2036 •	3,657	1,596
5.934% due 04/25/2036 •	13,863	12,759
5.934% due 08/25/2036 •	11,125	5,674
5.974% due 03/25/2036 •	5,086	4,857
6.014% due 02/25/2036 •	4,414	4,319
6.034% due 12/25/2035 •	17,327	15,999
6.054% due 12/25/2035 •	8,095	7,753
6.109% due 09/25/2035 •	391	364
6.139% due 02/25/2035 •	1,117	1,090
6.174% due 01/25/2034 •	3,993	3,900
6.244% due 04/25/2034 •	1,254	1,226
6.319% due 11/25/2034 •	1,953	1,831
6.334% due 05/25/2034 •	3,308	3,219
6.349% due 09/25/2034 •	8,031	7,728
6.364% due 07/25/2035 •	4,502	4,325
6.409% due 07/25/2035 •	3,750	3,126
6.424% due 06/25/2035 •	6,138	5,983
6.454% due 10/25/2033 «•	210	202
6.469% due 07/25/2035 •	2,614	2,505
6.494% due 09/25/2034 «•	323	292
6.514% due 03/25/2033 «•	26	25
6.684% due 07/25/2037 •	14,010	11,633
9.234% due 02/25/2047 •	28,470	23,678

Morgan Stanley Capital, Inc. Trust
5.794% due 03/25/2036 •	2,322	1,830
5.974% due 03/25/2036 •	81,822	64,480
5.989% due 01/25/2036 •	700	541
6.014% due 01/25/2036 •	9,582	9,138

Morgan Stanley Dean Witter Capital, Inc. Trust
6.784% due 02/25/2033 •	324	322
7.009% due 11/25/2032 «•	34	33

Morgan Stanley Home Equity Loan Trust
5.534% due 12/25/2036 •	3,363	1,626
5.534% due 04/25/2037 •	6,292	3,265
5.574% due 12/25/2036 •	41,337	19,990
5.604% due 04/25/2037 •	8,889	4,613
5.754% due 04/25/2036 •	7,283	5,218
5.784% due 04/25/2037 •	18,715	9,712
5.944% due 02/25/2036 •	657	587

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.954% due 04/25/2036 •	$11,104	$7,956
6.424% due 05/25/2035 •	7,871	7,608

Morgan Stanley IXIS Real Estate Capital Trust
5.504% due 11/25/2036 •	8,113	2,846
5.544% due 11/25/2036 •	30,097	10,558
5.584% due 11/25/2036 •	1,541	541
5.654% due 11/25/2036 •	20,580	7,219
5.734% due 07/25/2036 •	6,596	2,693
5.894% due 07/25/2036 •	25,670	10,481

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~	2,321	1,096
5.774% due 10/25/2036 •	2,254	675
5.894% due 02/25/2037 •	2,855	628
6.000% due 02/25/2037 ^«~	132	112
6.122% due 01/25/2047 «þ	104	90
6.154% due 04/25/2037 •	7,579	2,171
6.254% due 01/25/2047 þ	5,774	2,555
6.263% due 01/25/2047 þ	7,316	2,293
6.419% due 09/25/2046 ^þ	13,729	3,057
6.465% due 09/25/2046 ^þ	3,634	1,166
6.604% due 09/25/2046 þ	9,576	2,131

Morgan Stanley Structured Trust
5.734% due 06/25/2037 •	50,872	45,884

Nassau Ltd.
6.720% due 07/15/2031 •	13,000	12,934
6.820% due 01/15/2030 •	11,292	11,302

National Collegiate Commutation Trust
0.000% due 03/25/2038 •	61,425	16,984

Nationstar Home Equity Loan Trust
5.609% due 06/25/2037 •	291	278
5.664% due 03/25/2037 «•	168	163
5.684% due 06/25/2037 •	2,527	2,048
5.684% due 06/25/2037 «•	312	286
5.704% due 03/25/2037 •	3,167	3,065
5.714% due 03/25/2037 •	11,347	10,352
5.734% due 03/25/2037 •	8,000	6,678
5.754% due 04/25/2037 •	2,603	2,528
5.844% due 04/25/2037 •	16,961	15,053
5.974% due 09/25/2036 •	31,478	30,085
5.989% due 09/25/2036 •	1,338	1,193

Navient Private Education Loan Trust
2.460% due 11/15/2068	13,307	12,302
6.897% due 07/16/2040 •	20,255	20,257

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069	23,558	20,708
1.690% due 05/15/2069	328	294
3.238% due 11/15/2045 ~	153,081	139,175

Navient Student Loan Trust
6.479% due 12/27/2066 •	1,620	1,615

Nelnet Student Loan Trust
5.874% due 09/27/2066 •	5,743	5,718
6.640% due 02/20/2041	63,623	63,318
7.514% due 02/20/2041 •	65,612	65,748

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	$8,400	$8,366

New Century Home Equity Loan Trust
4.792% due 11/25/2033 «þ	105	82
5.794% due 05/25/2036 •	515	503
6.169% due 10/25/2035 •	35,480	29,344
6.174% due 08/25/2034 «•	105	99
6.199% due 02/25/2035 •	12,657	11,751
6.259% due 09/25/2035 •	1,263	1,259
6.379% due 09/25/2035 •	12,700	12,249
6.439% due 07/25/2035 •	15,750	15,250
6.484% due 07/25/2035 •	32,115	29,259
6.499% due 03/25/2035 •	2,853	2,698

Newcastle Investment Trust
8.114% due 05/01/2033 ~	43,287	41,812

Newcastle Mortgage Securities Trust
5.624% due 04/25/2037 •	15,061	14,162
5.664% due 04/25/2037 •	4,985	4,835
5.774% due 04/25/2037 •	14,485	12,794
5.934% due 04/25/2037 •	7,785	6,300
6.154% due 03/25/2036 •	5,500	5,152

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.584% due 07/25/2036 •	27,052	24,521
5.854% due 11/25/2035 «•	123	119
5.869% due 03/25/2036 •	278	272
5.914% due 03/25/2036 •	4,024	3,712
6.064% due 02/25/2036 •	2,696	2,401
6.094% due 11/25/2035 •	9,479	8,958

NovaStar Mortgage Funding Trust
5.564% due 03/25/2037 •	98,008	60,366
5.614% due 09/25/2037 •	26,455	23,740
5.734% due 06/25/2036 •	1,281	901
5.774% due 01/25/2037 •	1,149	408
6.124% due 01/25/2036 •	2,300	2,113
6.169% due 01/25/2036 •	14,500	13,493
6.349% due 10/25/2035 •	10,291	9,519
6.604% due 06/25/2035 •	17,000	16,537

Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	49	49

OFSI BSL Ltd.
6.570% due 08/16/2029 •	3,638	3,637

Option One Mortgage Loan Trust
5.554% due 03/25/2037 •	571	541
5.564% due 07/25/2037 •	4,055	2,559
5.574% due 01/25/2037 •	30,317	18,945
5.574% due 02/25/2037 •	29,118	16,215
5.574% due 03/25/2037 •	59,976	35,865
5.584% due 03/25/2037 •	2,962	1,447
5.604% due 05/25/2037 •	3,006	1,634
5.614% due 04/25/2037 •	21,826	12,350
5.614% due 07/25/2037 •	4,763	3,005
5.624% due 07/25/2037 •	978	828
5.634% due 07/25/2036 •	8,259	4,701
5.654% due 04/25/2037 •	111,770	80,856

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.654% due 05/25/2037 •		$101,537	$59,897
5.674% due 04/25/2037 •		7,121	3,854
5.684% due 03/25/2037 •		4,924	2,405
5.734% due 05/25/2037 •		7,613	4,137
5.744% due 04/25/2037 •		3,072	1,761
6.004% due 01/25/2036 •		54,206	37,890
6.034% due 01/25/2036 •		4,350	4,248
6.229% due 05/25/2034 •		2,293	2,219
6.304% due 05/25/2035 •		3,941	3,186
6.334% due 01/25/2034 •		10,412	9,608
6.859% due 11/25/2034 •		15	15

Option One Mortgage Loan Trust Asset-Backed Certificates
6.064% due 12/25/2035 •		3,351	3,179
6.094% due 12/25/2035 •		8,709	7,064
6.124% due 11/25/2035 •		11,492	10,784
6.169% due 11/25/2035 •		5,889	4,787
6.289% due 10/25/2032 •		1,707	1,720

Ownit Mortgage Loan Trust
3.156% due 10/25/2035 þ		6,713	3,809
5.714% due 10/25/2037 •		11,505	11,406
5.734% due 07/25/2037 •		15,617	13,056
5.954% due 07/25/2037 •		7,244	6,067
6.109% due 06/25/2036 •		5,626	4,806
6.334% due 10/25/2036 ^•		2,956	2,759

OZLM Ltd.
6.550% due 10/17/2029 •		816	816

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		24,468	23,960
4.970% due 01/15/2030		18,970	18,772
7.128% due 06/16/2031		68,600	68,876
7.179% due 04/15/2031		53,100	53,194
7.464% due 06/16/2031		15,000	15,056
7.600% due 12/16/2030		61,620	61,934
7.625% due 04/15/2031		13,070	13,116

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(c)		176,200	176,200
6.570% due 10/17/2031 •		14,975	14,903

Palmer Square European Loan Funding
5.381% due 11/15/2032 •	EUR	75,983	80,449

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.154% due 05/25/2035 •		$7,827	7,600
6.169% due 08/25/2035 •		80	77
6.169% due 09/25/2035 •		2,595	2,486
6.214% due 08/25/2035 •		4,000	3,534
6.259% due 07/25/2035 •		12,000	11,206
6.364% due 05/25/2035 •		22,971	20,718
6.409% due 07/25/2035 •		5,000	4,099
6.439% due 06/25/2035 •		6,274	5,909
6.469% due 05/25/2035 •		4,784	3,763
6.484% due 10/25/2034 •		4,452	4,341
6.484% due 06/25/2035 •		4,641	3,856
6.604% due 03/25/2035 •		17,052	15,097
6.754% due 01/25/2036 ^•		6,000	5,485

64	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.009% due 02/25/2035 •	$13,184	$12,704
7.159% due 02/25/2035 •	3,247	2,871
7.204% due 10/25/2034 •	17,186	16,073
7.234% due 09/25/2034 •	1,885	1,737
7.234% due 12/25/2034 •	18,334	17,823
7.309% due 10/25/2034 •	1,408	1,251
7.309% due 12/25/2034 •	4,213	3,740
7.534% due 09/25/2034 •	3,062	2,664

People’s Financial Realty Mortgage Securities Trust
5.564% due 09/25/2036 •	27,735	5,444
5.574% due 09/25/2036 •	25,755	7,045

Popular ABS Mortgage Pass-Through Trust
5.794% due 05/25/2036 ^•	3,301	3,067
5.917% due 04/25/2035 þ	51	48
5.929% due 07/25/2036 •	2,225	2,066
6.304% due 02/25/2036 •	1,312	1,173

RAAC Trust
5.934% due 02/25/2037 •	2,914	2,781
6.014% due 05/25/2046 «•	97	94
6.034% due 09/25/2045 •	2,587	2,495
6.134% due 02/25/2046 •	547	543
6.134% due 11/25/2046 •	1,109	1,032
6.194% due 10/25/2046 •	6,165	5,840
6.409% due 02/25/2046 •	19,679	18,679
6.934% due 09/25/2047 •	7,133	6,718
7.084% due 05/25/2039 •	1,762	1,796

Rad CLO Ltd.
6.550% due 07/15/2031 •	32,860	32,798

Regatta Funding Ltd.
6.820% due 10/17/2030 •	5,223	5,223

Renaissance Home Equity Loan Trust
3.925% due 08/25/2033 •	665	595
5.512% due 04/25/2037 þ	6,555	1,760
5.580% due 11/25/2036 þ	12,329	4,454
5.612% due 04/25/2037 þ	853	238
5.675% due 06/25/2037 ^þ	3,891	1,029
5.731% due 11/25/2036 þ	548	203
5.744% due 06/25/2037 ^þ	137,503	36,828
5.761% due 04/25/2037 þ	2,781	780
5.797% due 08/25/2036 þ	662	268
5.812% due 11/25/2036 þ	9,025	3,391
5.893% due 06/25/2037 ^þ	6,639	1,826
5.906% due 06/25/2037 þ	23,928	6,595
6.011% due 05/25/2036 þ	9,006	4,567
6.115% due 08/25/2036 þ	17,329	7,272
6.120% due 11/25/2036 þ	683	270
6.203% due 06/25/2037 þ	26,687	7,822
7.750% due 09/25/2037 ^þ	29,993	12,740

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	28,255	26,562
7.130% due 01/26/2032	40,300	40,480

Residential Asset Mortgage Products Trust
4.673% due 12/25/2034 •	566	470
4.934% due 04/25/2034 «•	15	14
4.934% due 04/25/2034 •	4,858	4,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.005% due 10/25/2033 •	$2,184	$2,127
5.220% due 08/25/2034 •	1,750	1,695
5.407% due 12/25/2034 «þ	215	180
5.492% due 01/25/2035 «þ	433	299
5.670% due 10/25/2034 «þ	428	393
5.779% due 12/25/2036 •	15,000	12,557
5.784% due 08/25/2036 •	21,076	20,249
5.784% due 10/25/2036 •	2,327	2,178
5.824% due 02/25/2037 •	13,613	12,218
5.874% due 12/25/2035 •	18,683	16,614
5.934% due 04/25/2034 •	3,683	3,574
5.959% due 07/25/2036 •	1,328	1,238
5.974% due 02/25/2036 •	1,500	1,402
6.014% due 04/25/2034 •	2,436	2,401
6.034% due 02/25/2036 •	2,322	2,291
6.134% due 12/25/2035 •	23,021	19,552
6.244% due 07/25/2035 •	6,500	6,211
6.304% due 02/25/2034 •	739	726
6.304% due 10/25/2035 •	11,246	10,489
6.319% due 11/25/2035 •	7,000	6,317
6.379% due 09/25/2035 •	10,000	9,456
6.379% due 10/25/2035 •	700	566
6.454% due 03/25/2035 •	5,174	5,108
6.454% due 06/25/2035 •	7,800	7,669
6.484% due 04/25/2034 ^•	1,688	1,534
6.484% due 08/25/2035 •	2,466	2,381
6.499% due 07/25/2035 •	8,527	8,224
6.529% due 05/25/2035 •	2,750	2,531
6.589% due 02/25/2035 •	7,664	7,473
6.634% due 01/25/2035 ^•	2,838	2,609
6.754% due 04/25/2034 ^•	2,821	2,577
7.114% due 08/25/2035 •	12,534	11,129
7.339% due 02/25/2034 •	370	332

Residential Asset Securities Corp. Trust
5.244% due 04/25/2034 •	1,045	1,005
5.644% due 04/25/2037 •	8,887	8,513
5.654% due 01/25/2037 •	5,241	4,827
5.654% due 02/25/2037 •	6,527	6,192
5.674% due 10/25/2036 •	22,166	21,164
5.684% due 11/25/2036 ^•	68,608	59,111
5.694% due 07/25/2036 •	150	149
5.714% due 07/25/2036 •	18,300	17,172
5.774% due 11/25/2036 •	8,256	7,676
5.774% due 04/25/2037 •	38,386	35,699
5.896% due 01/25/2034 •	2,163	2,068
5.944% due 04/25/2036 •	16,082	14,342
5.954% due 07/25/2036 ^•	11,045	9,744
5.974% due 07/25/2036 •	10,684	9,134
5.980% due 09/25/2034 ~	895	733
5.994% due 04/25/2036 •	5,239	5,105
6.034% due 02/25/2036 •	4,532	4,438
6.049% due 11/25/2035 •	17,307	16,271
6.064% due 12/25/2035 •	134	133
6.094% due 10/25/2035 •	11,326	10,704
6.094% due 11/25/2035 •	305	303
6.114% due 05/25/2037 •	1,024	997
6.124% due 01/25/2036 •	2,289	2,274

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.139% due 09/25/2035 •		$8,169	$7,622
6.139% due 11/25/2035 •		300	286
6.154% due 01/25/2036 •		2,200	2,114
6.274% due 09/25/2034 •		553	522
6.274% due 12/25/2034 •		788	780
6.304% due 11/25/2035 •		10,475	8,352
6.319% due 12/25/2035 •		1,516	1,323
6.394% due 08/25/2035 •		7,220	7,057
6.469% due 08/25/2035 •		4,230	3,958
6.484% due 07/25/2035 «•		289	281
7.159% due 11/25/2034 «•		268	258
7.159% due 08/25/2035 •		2,000	1,861
7.384% due 11/25/2034 •		802	770
7.909% due 11/25/2034 «•		443	402

Ripon Investments Financing Ltd.
1.851% due 02/12/2024 «(l)	GBP	3,788	4,715

Santander Drive Auto Receivables Trust
5.240% due 05/15/2028		$50,600	49,769
5.470% due 12/16/2030		79,500	77,769
5.610% due 07/17/2028		60,000	59,493
5.770% due 11/15/2030		110,000	108,568

Saxon Asset Securities Trust
1.593% due 11/25/2035 •		6,244	3,894
3.759% due 12/25/2033 •		1,875	1,803
5.614% due 05/25/2037 •		24,180	16,979
5.744% due 09/25/2037 •		10,576	9,960
5.914% due 10/25/2046 •		2,734	2,302
6.109% due 11/25/2037 •		12,332	11,585
6.154% due 11/25/2037 •		4,873	3,862
6.229% due 03/25/2031 «•		147	127
6.364% due 11/25/2037 •		5,338	3,866
6.409% due 12/26/2034 •		186	158
7.184% due 12/25/2037 •		2,834	2,367
10.000% due 12/26/2034 •		532	80

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•		462	105
5.594% due 11/25/2036 ^•		142	41
5.634% due 07/25/2036 •		20,634	8,241
5.694% due 12/25/2036 •		7,257	6,553
5.714% due 07/25/2036 •		11,361	9,203
5.714% due 08/25/2036 •		24,324	10,441
5.734% due 07/25/2036 •		20,584	8,221
5.734% due 09/25/2036 •		4,074	1,444
5.754% due 07/25/2036 •		5,260	1,817
5.754% due 10/25/2036 •		65,227	22,192
5.754% due 11/25/2036 •		7,405	2,117
5.754% due 12/25/2036 •		29,804	6,778
5.774% due 08/25/2036 ^•		11,165	3,631
5.834% due 12/25/2036 •		69,601	25,945
5.914% due 07/25/2036 •		3,766	1,504
5.934% due 05/25/2036 •		6,955	3,677
5.934% due 06/25/2036 •		18,181	11,695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.014% due 12/25/2035 •		$2,023	$1,953
6.034% due 11/25/2035 •		28,955	23,307
6.034% due 12/25/2035 •		13,317	9,087
6.079% due 10/25/2035 •		3,693	3,034
6.109% due 01/25/2035 •		840	789
6.154% due 10/25/2035 •		963	782
6.394% due 01/25/2036 ^•		612	535

SG Mortgage Securities Trust
5.574% due 10/25/2036 •		17,070	14,962
5.894% due 07/25/2036 •		8,098	1,719
6.139% due 10/25/2035 •		2,000	1,767

Sierra Madre Funding Ltd.
5.842% due 09/07/2039 •		22,906	15,947

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •		5,594	5,579

SLM Private Credit Student Loan Trust
5.941% due 12/15/2039 •		349	335

SLM Student Loan Trust
4.121% due 10/25/2039 •	EUR	5,142	5,137
6.229% due 03/25/2026 •		$26,249	25,958

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(h)		34	41,378
0.000% due 10/16/2056 «(h)		13	12,903
0.000% due 10/15/2058 «(h)		23	11,093
3.940% due 02/16/2055		290,664	269,944
4.550% due 02/16/2055		96,891	89,173
4.950% due 02/16/2055		24,146	21,832
4.990% due 10/16/2056		316,503	304,160
5.370% due 10/15/2058		142,384	138,794
5.770% due 10/16/2056		128,108	122,702
5.950% due 02/16/2055		41,493	38,672
6.150% due 10/15/2058		53,459	52,544
6.284% due 09/15/2054 •		2,792	2,748
6.360% due 10/16/2056		19,950	19,274
6.580% due 10/15/2058		12,778	12,580
6.763% due 02/16/2055 •		286,834	285,012
7.113% due 10/16/2056 •		474,756	478,431
7.113% due 10/15/2058 •		218,323	220,146
7.163% due 05/16/2050 •		8,164	8,237
7.230% due 10/15/2058		35,988	35,339
7.560% due 10/16/2056		64,173	61,866

SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		950	25,314
1.170% due 02/15/2046		211,690	190,938
2.204% due 06/15/2050 ~		145,066	137,007
2.550% due 02/15/2046		51,395	44,063
4.655% due 05/16/2050 ~		85,428	81,456

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		3,142	2,977

66	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.514% due 06/25/2037 •	$3,856	$2,551
5.544% due 01/25/2037 •	646	459
5.544% due 02/25/2037 •	188	53
5.584% due 03/25/2037 •	11,202	10,320
5.584% due 06/25/2037 •	11,732	7,761
5.594% due 01/25/2037 •	32,652	23,211
5.604% due 07/25/2037 •	1,575	1,314
5.604% due 08/25/2037 •	2,403	1,954
5.634% due 01/25/2037 •	26	26
5.634% due 06/25/2037 •	136,611	94,534
5.644% due 06/25/2037 •	17,296	11,442
5.674% due 01/25/2037 •	14,211	10,102
5.714% due 06/25/2037 •	5,169	3,419
5.734% due 07/25/2036 •	5,295	5,222
5.734% due 01/25/2037 •	11,976	11,109
5.774% due 11/25/2036 •	61,806	17,203
5.804% due 02/25/2037 •	20,021	5,695
5.839% due 12/25/2036 •	11,715	11,324
5.894% due 06/25/2036 •	6,067	5,742
5.899% due 02/25/2036 •	13,183	12,040
5.899% due 06/25/2036 ^•	1,205	987
5.914% due 07/25/2036 •	9,800	8,480
5.934% due 10/25/2036 •	24,803	23,098
5.934% due 11/25/2036 •	7,591	6,980
5.952% due 03/25/2036 •	1,000	812
5.989% due 03/25/2036 •	14,893	14,056
6.124% due 12/25/2035 •	8,000	7,186
6.134% due 12/25/2035 •	3,435	3,381
6.184% due 06/25/2035 •	17,750	15,260
6.184% due 03/25/2036 •	442	430
6.289% due 01/25/2035 «•	108	95
6.334% due 10/25/2037 •	1,952	1,528
6.409% due 08/25/2035 •	8,802	6,222
6.409% due 11/25/2035 •	3,946	3,772
6.514% due 07/25/2035 •	1,971	1,940
6.734% due 11/25/2033 «•	111	106

Specialty Underwriting & Residential Finance Trust
3.874% due 06/25/2037 •	3,594	1,735
5.674% due 03/25/2037 •	29,682	14,346
5.704% due 04/25/2037 •	2,358	1,594
5.714% due 09/25/2037 •	20,894	18,292
5.714% due 11/25/2037 •	6,143	4,822
5.734% due 06/25/2037 •	1,690	974
5.854% due 11/25/2037 •	9,760	5,311
5.914% due 09/25/2037 •	15,492	5,020
6.604% due 12/25/2035 •	6,381	6,062

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •	17,907	17,774
6.847% due 07/15/2038 •	25,170	24,330
7.047% due 07/15/2038 •	10,070	9,367
7.397% due 07/15/2038 •	13,000	12,523
7.797% due 07/15/2038 •	12,125	11,199
8.147% due 07/15/2038 •	2,500	2,292

Stratus CLO Ltd.
6.538% due 12/29/2029 •	16,274	16,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Streeterville ABS CDO Ltd.
5.978% due 11/03/2040 •	$25,338	$11,519

Structured Asset Investment Loan Trust
5.564% due 07/25/2036 •	31,477	22,256
5.584% due 07/25/2036 •	1,319	1,271
5.607% due 07/25/2036 •	33,895	19,922
5.714% due 06/25/2036 •	11,399	10,467
5.954% due 05/25/2036 •	14,747	5,833
6.034% due 01/25/2036 •	250	240
6.034% due 03/25/2036 •	10,000	4,746
6.054% due 01/25/2036 •	35,386	32,229
6.064% due 11/25/2035 •	13,770	13,081
6.134% due 04/25/2033 «•	68	66
6.154% due 04/25/2033 •	243	239
6.154% due 04/25/2035 •	885	858
6.154% due 07/25/2035 •	10,796	10,015
6.154% due 10/25/2035 •	23,609	22,694
6.169% due 03/25/2035 «•	273	265
6.169% due 09/25/2035 •	5,685	4,778
6.184% due 07/25/2035 •	1,442	1,368
6.199% due 08/25/2035 •	16,211	15,302
6.214% due 02/25/2035 •	5,383	5,197
6.334% due 04/25/2035 •	17,440	15,424
6.364% due 06/25/2035 •	1,851	1,732
6.384% due 07/25/2033 •	855	813
6.384% due 07/25/2033 «•	1	1
6.384% due 08/25/2033 •	3,695	3,465
6.409% due 01/25/2035 •	1,561	1,383
6.409% due 05/25/2035 •	25,492	21,546
6.479% due 09/25/2034 «•	17	16
6.559% due 07/25/2033 •	588	578
6.669% due 09/25/2034 «•	10	10
6.709% due 11/25/2034 •	5,203	5,015
6.934% due 11/25/2034 •	2,894	2,898
7.159% due 10/25/2034 •	185	183
7.159% due 11/25/2034 •	1,948	1,888
7.759% due 11/25/2034 «•	96	94
8.059% due 08/25/2033 «•	1	1
8.209% due 10/25/2033 «•	123	122
8.434% due 06/25/2033 «•	83	80
8.434% due 11/25/2034 •	2,222	2,230
8.584% due 08/25/2033 •	1,046	944

Structured Asset Securities Corp.
4.458% due 02/25/2035 •	7,735	7,597
6.139% due 02/25/2035 •	4,893	4,691
6.184% due 02/25/2035 •	2,425	2,023
6.990% due 05/25/2031 ~	4,309	3,293

Structured Asset Securities Corp. Mortgage Loan Trust
5.564% due 05/25/2036 •	9,629	9,198
5.569% due 07/25/2036 •	4,892	4,839
5.574% due 08/25/2046 •	19,804	18,007
5.584% due 09/25/2036 •	5,797	5,442
5.594% due 03/25/2036 •	11,647	10,817
5.594% due 04/25/2036 •	7,638	7,445
5.594% due 01/25/2037 •	17,772	16,463

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.654% due 10/25/2037 •	$36,934	$22,750
5.664% due 01/25/2037 •	36,685	21,735
5.664% due 05/25/2047 •	1,867	1,763
5.674% due 01/25/2037 •	18,354	11,787
5.704% due 04/25/2036 •	6,243	5,971
5.724% due 07/25/2036 ^•	21,179	19,882
5.724% due 07/25/2036 •	30,402	28,768
5.744% due 05/25/2036 •	20,884	19,734
5.744% due 08/25/2046 •	4,029	3,609
5.794% due 03/25/2037 •	3,672	1,413
5.854% due 02/25/2037 •	4,095	3,948
5.869% due 09/25/2036 •	58,195	54,300
5.934% due 03/25/2037 •	15,964	6,144
5.934% due 11/25/2037 •	5,750	4,943
5.959% due 07/25/2036 •	2,835	2,663
6.034% due 12/25/2035 •	12,213	10,292
6.034% due 01/25/2037 •	13,523	10,743
6.034% due 03/25/2037 •	5,497	2,116
6.054% due 12/25/2036 •	38,715	21,519
6.054% due 02/25/2037 •	2,029	1,903
6.064% due 05/25/2035 «•	18	17
6.079% due 02/25/2036 •	188	188
6.109% due 04/25/2035 •	4,695	4,201
6.109% due 06/25/2035 •	3,588	3,361
6.139% due 02/25/2036 •	12,034	11,730
6.229% due 02/25/2036 •	4,889	4,575
6.334% due 05/25/2035 «•	447	415
6.379% due 05/25/2035 «•	115	105
6.409% due 05/25/2035 •	3,853	3,700
6.424% due 05/25/2035 «•	87	79
6.434% due 08/25/2037 •	2,237	2,205
6.439% due 11/25/2035 •	1,457	1,422
6.484% due 05/25/2035 •	677	597
6.484% due 08/25/2037 •	7,000	6,688
6.534% due 10/25/2037 •	64,929	29,571
7.084% due 05/25/2035 «•	35	33
7.534% due 11/25/2035 •	3,000	2,823
7.684% due 08/25/2037 •	17,510	15,477
8.059% due 11/25/2035 •	3,197	2,949

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032 «	64	29
6.259% due 01/25/2035 •	1,429	1,404

Structured Asset Securities Corp. Trust
6.124% due 09/25/2035 •	9,119	8,517

Symphony CLO Ltd.
0.000% due 04/25/2034 •(c)	99,500	99,500

Taberna Preferred Funding Ltd.
6.000% due 07/05/2035 •	9,349	8,508
6.000% (TSFR3M + 0.732%) due 07/05/2035 ~	141	128

Tallman Park CLO Ltd.
6.648% due 04/20/2034 •	31,100	30,894

TCW CLO Ltd.
6.583% due 04/25/2031 •	1,799	1,795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Terwin Mortgage Trust
5.774% due 07/25/2037 •		$2,127	$2,026
5.974% due 07/25/2037 •		4,960	4,048
6.054% due 04/25/2037 •		14,695	13,767
6.234% due 09/25/2036 •		10,023	4,320
7.684% due 10/25/2038 •		1,076	1,048

Theorem Funding Trust
1.850% due 02/15/2028		6,358	6,302
6.060% due 12/15/2028		34,164	33,860
7.580% due 04/15/2029		35,484	35,629

Tikehau CLO DAC
4.763% due 04/15/2032 •	EUR	1,300	1,357

Tralee CLO Ltd.
6.778% due 01/20/2030 •		$173,075	173,144

Trapeza CDO Ltd.
5.820% due 04/06/2042 •		11,121	9,842
5.880% due 04/06/2042 •		8,300	6,785
5.909% due 11/09/2042 •		13,259	12,032
5.949% due 01/27/2040 •		21,863	19,349
5.959% due 11/09/2042 •		14,000	11,515

Trestles CLO Ltd.
6.758% due 10/20/2034 •		25,800	25,539

Triaxx Prime CDO Ltd.
5.703% due 10/02/2039 •		5,843	39

Trinitas CLO Ltd.
6.708% due 01/20/2032 •		18,100	18,057

Tropic CDO Ltd.
5.860% due 07/15/2036 •		18,461	17,261
5.890% due 07/15/2036 •		29,182	26,994

Truman Capital Mortgage Loan Trust
5.694% due 03/25/2036 •		20	20

TruPS Financials Note Securitization Ltd.
6.708% due 03/30/2039 •		158,049	152,912

TSTAT Ltd.
7.626% due 07/20/2031 •		5,128	5,136

U.S. Capital Funding Ltd.
5.823% due 10/10/2040 •		34,032	30,118

Upstart Pass-Through Trust Series
4.300% due 05/20/2030		7,883	7,606

Upstart Securitization Trust
1.310% due 11/20/2031		3,583	3,529

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		9,903	9,605

Venture CLO Ltd.
6.578% due 07/20/2030 •		1,082	1,075

Vibrant CLO Ltd.
7.289% due 06/20/2029 •		26,500	26,466

Voya CLO Ltd.
6.570% due 10/15/2030 •		1,059	1,057

Wachovia Mortgage Loan Trust
6.124% due 10/25/2035 •		3,005	2,639

68	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Asset-Backed Certificates WaMu Trust
5.544% due 04/25/2037 «•	$43	$16
5.584% due 01/25/2037 •	31,731	26,205
5.604% due 07/25/2047 •	12,042	7,061
5.659% due 05/25/2037 •	31,329	28,545
5.674% due 05/25/2037 •	19,257	16,347
5.684% due 05/25/2037 •	14,968	12,707

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •	12,577	4,548
5.734% due 05/25/2036 •	9,655	7,262
5.914% due 08/25/2036 •	8,388	4,930

Wellfleet CLO Ltd.
6.758% due 07/20/2032 •	10,250	10,157

Wells Fargo Home Equity Asset-Backed Securities Trust
5.724% due 07/25/2036 •	4,334	4,251
5.754% due 07/25/2036 •	6,795	6,380
5.854% due 03/25/2037 •	724	706
5.894% due 04/25/2037 •	8,945	8,605
5.944% due 05/25/2036 •	4,000	3,864
5.989% due 05/25/2036 •	1,340	1,203
6.034% due 04/25/2037 •	5,000	3,347
7.984% due 11/25/2035 •	12,883	11,615

Total Asset-Backed Securities (Cost $18,224,184)		16,586,556

SOVEREIGN ISSUES 3.1%

Argentina Government International Bond
0.750% due 07/09/2030 þ	515,494	139,710
1.000% due 07/09/2029	36,438	10,058
3.500% due 07/09/2041 þ	383,591	99,540
3.625% due 07/09/2035 þ	550,755	135,220
3.625% due 07/09/2046 þ	15,639	3,971

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 01/09/2038 þ		$113,563	$33,415
15.500% due 10/17/2026	ARS	2,847,058	691
16.000% due 10/17/2023		123,865	162

Autonomous City of Buenos Aires
115.688% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	1,374
116.492% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	4,644

Israel Government International Bond
3.800% due 05/13/2060		$115,235	77,103
4.500% due 04/03/2120		48,000	34,691

Mexico Government International Bond
2.750% due 11/27/2031 (i)	MXN	4,636,015	223,247
4.000% due 11/30/2028 (i)		1,244,873	67,051

Peru Government International Bond
5.350% due 08/12/2040	PEN	4,500	957
5.400% due 08/12/2034		13,380	3,033
5.940% due 02/12/2029		878	225
6.150% due 08/12/2032		4,968	1,227
6.900% due 08/12/2037		8,414	2,126
6.950% due 08/12/2031		3,371	886

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	941,356	1,081

Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	29,053
3.900% due 01/30/2033		46,724	48,110
4.000% due 01/30/2037		78,168	78,384
4.200% due 01/30/2042		33,323	32,880

Romania Government International Bond
1.750% due 07/13/2030		82,700	66,278
2.000% due 04/14/2033		23,900	17,440
2.125% due 03/07/2028		6,200	5,698
2.750% due 04/14/2041		59,800	37,306
2.875% due 04/13/2042		64,700	40,361
3.750% due 02/07/2034		25,720	21,520
5.500% due 09/18/2028		49,000	51,388
6.375% due 09/18/2033		50,400	52,513

Russia Government International Bond
4.250% due 06/23/2027 ^(e)		$188,400	101,736
4.375% due 03/21/2029 ^(e)		200	96
4.750% due 05/27/2026 ^(e)		164,200	89,489
5.100% due 03/28/2035 ^(e)		5,600	2,366
5.250% due 06/23/2047 ^(e)		560,200	204,473
5.625% due 04/04/2042 ^(e)		405,400	276,718

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 09/16/2043 ^(e)		$124,400	$78,960
7.150% due 11/12/2025	RUB	34,182,840	145,233
7.500% due 03/31/2030 ^(e)		$2,541	1,663
7.950% due 10/07/2026	RUB	13,227,572	47,976

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	16,009,400	870,365

State Agency of Roads of Ukraine
6.250% due 06/24/2030 ^(e)		$255	69
6.250% due 06/24/2030 ^(e)		8,663	2,350

Turkey Government International Bond
4.250% due 03/13/2025		292,100	279,540
5.250% due 03/13/2030		258,921	216,022
6.125% due 10/24/2028		76,500	69,928
7.625% due 04/26/2029		253,315	243,575

Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		25,400	25,513

Ukraine Government International Bond
4.375% due 01/27/2032 ^(e)	EUR	27,571	6,996

Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		$8,428	822
7.650% due 04/21/2025 ^(e)		40,703	3,867
8.250% due 10/13/2024 ^(e)		53,077	5,043
9.250% due 09/15/2027 ^(e)		60,703	6,222
9.250% due 05/07/2028 ^(e)		75,546	7,838
11.750% due 10/21/2026 ^(e)		6,260	642
11.950% due 08/05/2031 ^(e)		64,700	6,713

Total Sovereign Issues (Cost $5,440,732)			4,015,558

		SHARES
COMMON STOCKS 0.2%

CONSUMER DISCRETIONARY 0.0%

Serta Simmons Bedding LLC «(f)(l)		1,460	22

	SHARES	MARKET VALUE (000S)
ENERGY 0.0%

Constellation Oil ‘B’ «(f)(l)	2,442,967	$265

FINANCIALS 0.2%

ADLER Group SA «(f)	21,107	10

Intelsat Emergence SA «(f)(l)	7,981,591	213,986

UBS Group AG	245,819	6,093

		220,089

HEALTH CARE 0.0%

NVHL SA ‘A’ «(f)(l)	8,220	4

NVHL SA ‘B’ «(f)(l)	8,220	4

NVHL SA ‘C’ «(f)(l)	8,220	4

NVHL SA ‘D’ «(f)(l)	8,220	4

NVHL SA ‘E’ «(f)(l)	8,220	4

NVHL SA ‘F’ «(f)(l)	8,220	4

NVHL SA ‘G’ «(f)(l)	8,220	4

NVHL SA ‘H’ «(f)(l)	8,220	4

NVHL SA ‘I’ «(f)(l)	8,220	4

NVHL SA ‘J’ «(f)(l)	8,220	4

		40

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(f)	230,111	6,040

Drillco Holding Lux SA «(f)(l)	39,510	1,037

SSB Manufacturing Company, Inc. «(f)(l)	1,460	22

Voyager Aviation Holdings LLC «(f)	5,549	0

Westmoreland Mining Holdings «(f)(l)	143,733	1,653

Westmoreland Mining LLC «(f)(l)	144,999	943

		9,695

REAL ESTATE 0.0%

ADLER Group SA	46,737	24

Total Common Stocks (Cost $678,568)		230,135

70	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	SHARES	MARKET VALUE (000S)
RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(f)	902,157	$8,426

Total Rights (Cost $0)		8,426

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(l)	3	0

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	467

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	829,601	7,691

Total Warrants (Cost $38,403)		8,158

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

AGFC Capital Trust
7.320% (TSFR3M + 2.012%) due 01/15/2067 ~	105,720,000	55,958

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	5,245,000	4,484

Charles Schwab Corp.
4.000% due 06/01/2026 •(j)	76,700,000	64,192
4.000% due 12/01/2030 •(j)	7,300,000	5,157
5.000% due 12/01/2027 •(j)	3,000,000	2,300
5.375% due 06/01/2025 •(j)	3,134,000	3,021

Farm Credit Bank of Texas
9.681% (US0003M + 4.010%) due 12/15/2023 ~(j)	87,500	8,761

Nationwide Building Society
10.250% ~	1,233,257	171,535

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(j)	381,436,200	371,593

		687,001

		SHARES	MARKET VALUE (000S)
FINANCIALS 0.0%

Encina Private Credit LLC «		24,670	$0

INDUSTRIALS 0.0%

Voyager Aviation Holdings LLC
9.500% «		33,294	0

Total Preferred Securities (Cost $948,074)			687,001

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

CBL & Associates Properties, Inc.		71,693	1,504

Uniti Group, Inc.		1,130,016	5,334

VICI Properties, Inc.		11,625,222	338,294

Total Real Estate Investment Trusts (Cost $158,970)			345,132

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (m) 0.0%
			16,953

ARGENTINA TREASURY BILLS 0.0%
72.221% due 10/18/2023 - 11/23/2023 (g)(h)(i)	ARS	42,679,855	58,497

U.S. TREASURY BILLS 0.2%
5.424% due 10/19/2023 - 12/28/2023 (g)(h)(q)		$196,561	195,233

Total Short-Term Instruments (Cost $291,731)			270,683

Total Investments in Securities (Cost $191,587,745)			173,814,202

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.0%

COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	$80,363

iHeartMedia, Inc. ‘A’ (f)	9,028,024	28,529

iHeartMedia, Inc. ‘B’ (f) «	12,214,441	34,738

		143,630

CONSUMER DISCRETIONARY 0.1%

Neiman Marcus Group Ltd. LLC «(f)(l)	919,864	125,075

INDUSTRIALS 0.0%

Sierra Hamilton Holder LLC «(f)(l)	15,369,768	1

UTILITIES 0.1%

Windstream Units «(f)	5,118,377	101,865

		370,571

Total Common Stocks (Cost $748,947)		370,571

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%

PIMCO Short-Term Floating NAV Portfolio III	1,140,557,323	$11,087,358

Total Short-Term Instruments (Cost $11,088,820)		11,087,358

Total Investments in Affiliates (Cost $11,837,767)		11,457,929

Total Investments 144.9% (Cost $203,425,512)		$185,272,131

Financial Derivative Instruments (n)(p) 0.2% (Cost or Premiums, net $5,945)		303,791

Other Assets and Liabilities, net (45.1)%		(57,692,851)

Net Assets 100.0%		$127,883,071

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

72	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$265	$265	0.00%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 03/27/2023	93,907	72,594	0.06
Drillco Holding Lux SA	06/08/2023	790	1,037	0.00
GHH Holdings Ltd. 6.779% due 12/04/2024	10/10/2018	97,457	88,355	0.07
Intelsat Emergence SA	06/19/2017 - 07/03/2023	612,233	213,986	0.17
Neiman Marcus Group Ltd. LLC	09/25/2020	19,376	106,132	0.10
NVHL SA ‘A’	03/09/2012	0	4	0.00
NVHL SA ‘B’	03/09/2012	0	4	0.00
NVHL SA ‘C’	03/09/2012	0	4	0.00
NVHL SA ‘D’	03/09/2012	0	4	0.00
NVHL SA ‘E’	03/09/2012	0	4	0.00
NVHL SA ‘F’	03/09/2012	0	4	0.00
NVHL SA ‘G’	03/09/2012	0	4	0.00
NVHL SA ‘H’	03/09/2012	0	4	0.00
NVHL SA ‘I’	03/09/2012	0	4	0.00
NVHL SA ‘J’	03/09/2012	0	4	0.00
Oracle Corp. 3.950% due 03/25/2051	03/22/2021	18,529	12,736	0.01
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 10/05/2021	38,689	24,840	0.02
Project Luminous 8.402% due 12/15/2027	09/20/2023	80,120	80,120	0.06
Ripon Investments Financing Ltd. 1.851% due 02/12/2024	01/11/2023	4,600	4,715	0.00
Serta Simmons Bedding LLC	06/29/2023	2,432	22	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
SSB Manufacturing Company, Inc.	06/29/2023	2,432	22	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	1,653	0.00
Westmoreland Mining LLC	06/30/2023	961	943	0.00

		$979,720	$607,461	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$16,953	U.S. Treasury Notes 5.000% due 08/31/2025	$(17,292)	$16,953	$16,953

Total Repurchase Agreements						$(17,292)	$16,953	$16,953

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security	4.000%	07/01/2025	$28,593	$(26,006)	$(25,514)
Uniform Mortgage-Backed Security, TBA	1.500	10/01/2053	32,175	(23,906)	(23,123)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2038	300	(261)	(258)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	21,400	(16,298)	(16,299)
Uniform Mortgage-Backed Security, TBA	2.500	10/13/2052	5,874	(4,827)	(4,663)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2053	2,324,576	(1,906,278)	(1,848,306)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2038	102,300	(97,703)	(96,574)
Uniform Mortgage-Backed Security, TBA	4.500	10/13/2052	528,740	(497,434)	(485,491)

Total Short Sales (2.0)%				$(2,572,713)	$(2,500,228)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$16,953	$0	$0	$16,953	$(17,292)	$(339)

Total Borrowings and Other Financing Transactions	$16,953	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(13,180) at a weighted average interest rate of 0.276%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	973	$973	$(347)	$(470)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	973	973	(304)	(203)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	3,038	7,595	(6,224)	(73)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	3,038	7,595	(5,920)	(11,542)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2,877	7,193	(5,318)	(69)

74	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.125	12/15/2023	2,578	$6,153	$(4,733)	$(9,735)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	4,316	10,790	(8,992)	(79)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	2,460	1,543	(1,310)	(2,823)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	600	1,263	(504)	(2,468)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2,515	6,288	(2,042)	(15)

Total Written Options					$(35,694)	$(27,477)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	7,193	$1,701,706	$(26,667)	$90	$0
Euro-Bund December Futures	12/2023	1,527	207,679	(4,630)	2,502	(2,502)
U.S. Treasury 2-Year Note December Futures	12/2023	1,343	272,225	(768)	137	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	18,480	2,061,531	(55,879)	4,331	0

				$(87,944)	$7,060	$(2,502)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	669	$(158,131)	$(6,325)	$0	$(6,355)
3-Month SOFR Active Contract December Futures	03/2025	2,457	(586,041)	14,420	0	(154)
3-Month SOFR Active Contract December Futures	03/2026	2,667	(640,330)	12,002	0	(400)
3-Month SOFR Active Contract June Futures	09/2024	3,094	(733,413)	21,483	0	(77)
3-Month SOFR Active Contract June Futures	09/2025	2,494	(597,827)	12,142	0	(281)
3-Month SOFR Active Contract March Futures	06/2024	4,111	(972,483)	29,098	0	(51)
3-Month SOFR Active Contract March Futures	06/2025	2,245	(537,074)	11,881	0	(196)
3-Month SOFR Active Contract March Futures	06/2026	2,497	(599,608)	10,991	0	(375)
3-Month SOFR Active Contract September Futures	12/2024	2,869	(682,051)	18,627	0	(143)
3-Month SOFR Active Contract September Futures	12/2025	2,038	(489,056)	9,395	0	(280)
Australia Government 10-Year Bond December Futures	12/2023	11,965	(861,395)	23,093	7,275	0
U.S. Treasury 5-Year Note December Futures	12/2023	317	(33,388)	279	0	(50)
U.S. Treasury 10-Year Note December Futures	12/2023	27,737	(2,996,246)	48,449	0	(5,634)
U.S. Treasury Long-Term Bond December Futures	12/2023	20,622	(2,348,652)	110,988	0	(5,800)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	15,493	(1,842,941)	121,389	0	(5,810)

				$437,912	$7,275	$(25,606)

Total Futures Contracts				$349,968	$14,335	$(28,108)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.389%	$2,200	$(304)	$228	$(76)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.740%	EUR	25,700	$567	$(252)	$315	$3	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.510	$	21,900	278	(247)	31	3	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.799		2,400	31	(20)	11	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		5,700	88	(65)	23	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		23,900	(235)	198	(37)	0	(3)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	51,400	62	13	75	6	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	$	27,600	17	31	48	1	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.399		27,630	(424)	631	207	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.952		24,300	2,324	(1,118)	1,206	15	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	1.541		6,700	744	(153)	591	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	1.717		8,800	1,089	(235)	854	16	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.002		16,700	1,581	94	1,675	28	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	0.838		20,100	1,011	(381)	630	13	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.007		31,300	2,065	(532)	1,533	24	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177		59,800	4,768	(923)	3,845	13	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.271		20,000	759	824	1,583	23	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.468		21,300	2,034	(117)	1,917	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	1.604		13,400	1,508	(162)	1,346	24	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.862		47,500	4,548	444	4,992	63	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		72,800	1,062	(907)	155	3	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		44,800	370	313	683	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		8,900	99	48	147	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912	EUR	6,400	(461)	473	12	0	(4)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.011		34,900	(3,725)	3,729	4	19	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.280		55,200	(1,884)	1,484	(400)	0	(39)
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	1.466		244,400	(11,407)	7,889	(3,518)	104	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	1.631		28,700	(2,120)	1,479	(641)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813	$	13,300	302	(235)	67	2	0

76	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Verizon Communications, Inc.	1.000%	Quarterly	12/20/2026	0.844%	$	62,700	$1,471	$(1,161)	$310	$16	$0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.905		6,600	0	23	23	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		51,600	(27)	3	(24)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		10,000	(25)	(5)	(30)	4	0

							$6,470	$11,163	$17,633	$385	$(57)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$(660)	$(2,637)	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$55,420	$108	$(118)	$(10)	$0	$(87)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	187,179	(466)	978	512	0	(319)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	73,015	(348)	593	245	0	(132)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	17,732	(7,708)	0	(283)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	21	(27)	0	(3)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,156,992	(46,190)	19,864	(26,326)	0	(2,464)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	41,584	795	151	946	89	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	868	(619)	0	(33)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	4,498	(4,058)	0	(194)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	269,600	(19,870)	7,774	(12,096)	0	(426)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	200,100	7,915	1,063	8,978	316	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	672,000	(33,369)	(3,438)	(36,807)	0	(1,174)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	8,100	747	(539)	208	0	(22)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,975	1,242	(821)	421	0	(35)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	728,728	7,630	16,630	24,260	0	(1,808)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	299,096	21,679	(11,108)	10,571	0	(775)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	57,163	86	1,530	1,616	0	(126)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	508,128	(6,654)	18,688	12,034	791	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	3,502,900	(599)	55,503	54,904	0	(7,918)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	2,281,900	(67,209)	31,443	(35,766)	5,136	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	2,342,100	21,665	(2,617)	19,048	0	(5,087)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(25)	37	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	7	201	208	0	(3)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,400	(1)	58	57	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	345,600	2,296	2,275	4,571	0	(42)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	2,489,400	31,849	(2,030)	29,819	0	(455)

					$(114,156)	$159,174	$45,018	$6,332	$(21,387)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	556,500	$53,879	$123,719	$177,598	$2,306	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		261,400	(8,397)	2,320	(6,077)	1,351	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052		62,400	(736)	(39,460)	(40,196)	0	(654)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		29,900	(366)	(19,101)	(19,467)	0	(312)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		29,900	(367)	(18,848)	(19,215)	0	(314)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		59,900	(784)	(36,769)	(37,553)	0	(634)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		500,150	(1,323)	348,208	346,885	5,070	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		3,400	(170)	101	(69)	53	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	28,028	12,945	501	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	0	(2,449)	(2,449)	0	(174)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	1,870	57,150	59,020	2,299	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	242,306	253,251	10,624	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		154,460,000	1,850	40,017	41,867	3,864	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		82,420,000	24,036	57,127	81,163	4,293	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		12,000,000	5,031	4,033	9,064	633	0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	$	15,705,300	(54,343)	(79,560)	(133,903)	0	(5,838)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024		306,100	(106)	(7,229)	(7,335)	0	(114)
Pay	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024		463,700	(269)	(10,759)	(11,028)	0	(175)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024		682,700	(633)	(13,136)	(13,769)	0	(205)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		41,629,910	(65,813)	(77,599)	(143,412)	478	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		24,501,000	(13,107)	(948)	(14,055)	930	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		921,100	(4,836)	(8,924)	(13,760)	0	(71)
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		506,500	(2,659)	(4,459)	(7,118)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		2,025,700	(10,635)	(17,432)	(28,067)	0	(138)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		1,151,000	(6,100)	(9,024)	(15,124)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	07/21/2024		781,600	(4,690)	(13,982)	(18,672)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	3.052	Annual	07/24/2024		779,600	(4,795)	(13,769)	(18,564)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.010	Annual	07/25/2024		1,196,400	(7,507)	(21,469)	(28,976)	0	(168)
Pay	1-Day USD-SOFR Compounded-OIS	2.765	Annual	07/27/2024		779,100	(4,869)	(15,984)	(20,853)	0	(129)
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	11/05/2024		820,000	8,238	43,882	52,120	288	0

78	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.600%	Semi-Annual	12/14/2024	$	3,976,455	$31,475	$204,783	$236,258	$1,201	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/14/2024		10,241,100	560	592,977	593,537	3,005	0
Receive	1-Day USD-SOFR Compounded-OIS	0.800	Semi-Annual	12/14/2024		10,221,000	(10,513)	587,985	577,472	2,912	0
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	12/18/2024		1,460,000	6,082	86,754	92,836	526	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		4,973,600	(348)	136,380	136,032	0	(499)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		2,485,600	266	68,291	68,557	0	(269)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		21,464,640	(62,385)	(218,529)	(280,914)	3,838	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		12,635,250	308,274	(372,008)	(63,734)	2,803	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,948,100	24,790	89,242	114,032	0	(971)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,401,600	301	63,645	63,946	0	(716)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		5,411,800	(64,843)	(556,515)	(621,358)	771	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		233,830	187	8,227	8,414	0	(140)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		262,500	2,512	1,265	3,777	0	(250)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		415,700	(608)	(47,014)	(47,622)	232	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		246,000	(346)	(26,271)	(26,617)	115	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027		152,500	(205)	(16,290)	(16,495)	72	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		287,000	(23,204)	(9,117)	(32,321)	134	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		69,300	(122)	(7,644)	(7,766)	40	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		146,200	(141)	(16,337)	(16,478)	68	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		956,100	(91,992)	(11,695)	(103,687)	458	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		218,900	(541)	(22,570)	(23,111)	116	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		301,850	(29,094)	(2,933)	(32,027)	159	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		2,839,700	(7,527)	(282,718)	(290,245)	1,539	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		1,763,000	(34,688)	(147,690)	(182,378)	965	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		324,900	(668)	(31,973)	(32,641)	235	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(798)	(23,246)	(24,044)	171	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,353,910	77,146	100,545	177,691	0	(905)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,141,300	31,621	86,777	118,398	0	(866)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(21,296)	(19,113)	(40,409)	396	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(1,337)	(25,006)	(26,343)	278	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		323,400	(10,029)	(13,209)	(23,238)	286	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.880%	Annual	09/30/2027	$	832,600	$(6,276)	$(41,766)	$(48,042)	$829	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,290,000	(24,936)	(71,852)	(96,788)	1,267	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027		467,500	(343)	74,588	74,245	0	(354)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		386,810	27,867	17,210	45,077	0	(375)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		197,000	(421)	(6,013)	(6,434)	241	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		4,392,074	(180,072)	(597,704)	(777,776)	3,850	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,844,111	8,777	91,253	100,030	0	(2,239)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028		165,400	(3,854)	(9,028)	(12,882)	193	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028		168,000	(3,906)	(9,347)	(13,253)	195	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028		253,100	(5,986)	(13,148)	(19,134)	297	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028		164,800	(3,939)	(10,573)	(14,512)	187	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		291,300	(2,134)	(5,679)	(7,813)	388	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		494,211	7,434	(79,766)	(72,332)	490	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		896,236	(1,589)	23,677	22,088	0	(1,332)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		611,000	(1,365)	(87,712)	(89,077)	613	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		86,750	(8,272)	(5,121)	(13,393)	86	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		120,300	(198)	(17,720)	(17,918)	120	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		144,450	(283)	(21,174)	(21,457)	145	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		931,450	47,289	120,256	167,545	0	(949)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		4,021,540	238,609	325,251	563,860	0	(4,577)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		1,833,235	166,196	106,729	272,925	0	(2,149)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,206,670	68,996	358,576	427,572	0	(8,047)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		335,900	(1,234)	(16,192)	(17,426)	546	0
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030		1,390,000	4,898	327,093	331,991	0	(1,460)
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030		129,300	(731)	31,090	30,359	0	(138)
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030		122,100	(683)	29,539	28,856	0	(130)
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030		119,100	(695)	28,826	28,131	0	(127)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		47,200	(150)	(1,340)	(1,490)	80	0
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030		150,000	(42)	34,924	34,882	0	(164)
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030		150,000	(37)	34,573	34,536	0	(167)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030		150,000	9,799	25,647	35,446	0	(227)

80	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Semi-Annual	12/16/2030	$	219,500	$490	$47,868	$48,358	$0	$(276)
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030		757,500	27,123	153,122	180,245	0	(879)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		1,485,360	8,393	57,755	66,148	0	(2,682)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	04/12/2031		888,400	(4,256)	(184,102)	(188,358)	1,238	0
Pay	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031		421,300	84	(86,770)	(86,686)	577	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/11/2031		1,000,000	4,178	(206,556)	(202,378)	1,379	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/12/2031		1,000,000	(130,022)	(72,013)	(202,035)	1,462	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		243,400	11,752	48,360	60,112	0	(280)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		7,602,290	(596,556)	(1,295,001)	(1,891,557)	10,062	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031		54,100	(113)	11,894	11,781	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031		178,300	117	38,812	38,929	0	(248)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		42,350	(378)	(8,223)	(8,601)	63	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		144,550	(2,262)	(27,845)	(30,107)	215	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		182,700	(685)	(36,826)	(37,511)	261	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		127,720	(455)	(24,588)	(25,043)	185	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		262,800	(29,548)	(18,395)	(47,943)	408	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		172,450	(638)	(33,615)	(34,253)	250	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		651,050	(3,216)	(120,876)	(124,092)	971	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		324,550	(1,671)	(58,832)	(60,503)	489	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032		5,143,500	(39,786)	1,012,501	972,715	0	(7,618)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		44,875	3,167	7,148	10,315	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		413,273	36,937	42,558	79,495	0	(643)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		2,041,770	218,982	179,396	398,378	0	(3,229)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		7,665,070	46,731	467,707	514,438	0	(12,642)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		5,784,570	(285,193)	575,910	290,717	0	(9,685)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		340,200	(1,552)	(26,571)	(28,123)	537	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,192,605	13,775	113,509	127,284	0	(2,039)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		223,900	(1,030)	(13,741)	(14,771)	361	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		117,200	(377)	(5,868)	(6,245)	190	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		112,600	(396)	(4,679)	(5,075)	185	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		59,500	(217)	(2,519)	(2,736)	96	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.735%	Annual	08/07/2033	$	64,000	$(254)	$(2,654)	$(2,908)	$103	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		188,900	(737)	(7,348)	(8,085)	303	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		95,000	(357)	(3,376)	(3,733)	152	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		239,500	(844)	(6,630)	(7,474)	389	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		282,100	(1,006)	(6,519)	(7,525)	458	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		222,000	(908)	(1,054)	(1,962)	368	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		159,000	(614)	(879)	(1,493)	278	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		157,500	(610)	(672)	(1,282)	0	(1,282)
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050		1,085,000	7,624	589,907	597,531	0	(2,565)
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	732,479	737,644	0	(3,265)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051		3,900	796	1,223	2,019	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		66,100	9,153	22,271	31,424	0	(182)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,516,800	597,068	1,165,272	1,762,340	0	(9,271)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		89,100	(1,799)	39,301	37,502	0	(265)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052		75,000	7,637	33,765	41,402	0	(195)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	13,430	7,822	21,252	0	(176)
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	13,270	54,357	0	(256)
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	8,069	32,964	41,033	0	(196)
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	21,204	26,421	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	178,604	116,700	295,304	0	(2,395)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(514)	(9,168)	(9,682)	240	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(509)	(8,352)	(8,861)	352	0
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(3,035)	(7,686)	(10,721)	165	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(3,050)	(7,705)	(10,755)	164	0
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(4,817)	(12,030)	(16,847)	251	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	232,000	0	(1,075)	(1,075)	59	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		154,200	0	(700)	(700)	39	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		190,800	0	(704)	(704)	48	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		521,200	0	(419)	(419)	133	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		866,500	0	(386)	(386)	221	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		435,900	0	(79)	(79)	111	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		427,100	0	(70)	(70)	109	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		872,100	0	(82)	(82)	222	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/02/2026		608,600	0	(1,899)	(1,899)	334	0
Pay	1-Year BRL-CDI	9.865	Maturity	01/02/2026		307,400	0	(931)	(931)	169	0
Pay	1-Year BRL-CDI	9.905	Maturity	01/02/2026		508,300	0	(1,447)	(1,447)	279	0
Pay	1-Year BRL-CDI	10.018	Maturity	01/02/2026		1,282,200	0	(3,206)	(3,206)	705	0
Pay	1-Year BRL-CDI	10.050	Maturity	01/02/2026		1,272,700	0	(3,057)	(3,057)	699	0

82	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.070%	Maturity	01/02/2026	BRL	1,260,600	$0	$(2,991)	$(2,991)	$693	$0
Pay	1-Year BRL-CDI	9.961	Maturity	01/04/2027		920,300	0	(3,701)	(3,701)	694	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		227,200	0	(869)	(869)	171	0
Pay	1-Year BRL-CDI	10.004	Maturity	01/04/2027		1,041,400	0	(4,017)	(4,017)	785	0
Pay	1-Year BRL-CDI	10.053	Maturity	01/04/2027		1,963,600	0	(7,199)	(7,199)	1,481	0
Pay	1-Year BRL-CDI	10.101	Maturity	01/04/2027		488,500	0	(1,691)	(1,691)	369	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		280,100	0	(581)	(581)	212	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		141,400	0	(271)	(271)	107	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		141,500	0	(258)	(258)	107	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		72,600	0	69	69	55	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		314,300	0	326	326	238	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		750,900	0	1,502	1,502	569	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(18,715)	(9,483)	172	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(56,655)	(17,339)	384	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(16,499)	(8,287)	158	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(5,660)	(1,689)	58	0
Receive	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	4,460	5,380	0	(44)
Receive	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	105,210	119,423	0	(1,366)
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2023	USD	150,000	0	1,704	1,704	62	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	0	(575)	(575)	0	(32)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	0	(468)	(468)	0	(26)
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	0	(1,731)	(1,731)	0	(97)
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	0	(1,149)	(1,149)	0	(66)
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	0	(692)	(692)	0	(39)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	0	(1,070)	(1,070)	0	(66)
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	0	(1,086)	(1,086)	0	(67)
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	0	(1,095)	(1,095)	0	(68)
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	0	(822)	(822)	0	(66)
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	0	(613)	(613)	0	(31)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	0	(1,477)	(1,477)	0	(80)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	0	(596)	(596)	0	(33)
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	0	(596)	(596)	0	(33)
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	0	(419)	(419)	0	(33)
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	0	(1,387)	(1,387)	0	(67)
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	0	(1,315)	(1,315)	0	(69)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	0	(374)	(374)	0	(20)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023	AUD	462,900	35,562	(35,932)	(370)	0	(6)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	(49,410)	(15,358)	0	(471)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	(42,375)	(10,329)	0	(409)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	(721)	(847)	0	(25)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	(55,293)	(45,557)	0	(2,468)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(2,416)	(19,434)	(21,850)	0	(8,558)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	38,900	0	1,010	1,010	15	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		1,212,200	(2,360)	(8,656)	(11,016)	0	(22)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		609,900	(1,181)	(4,455)	(5,636)	0	(11)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		406,600	(757)	(2,985)	(3,742)	0	(9)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		837,700	(1,773)	(6,101)	(7,874)	0	(19)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		411,000	(1,183)	(2,039)	(3,222)	0	(7)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		380,000	(690)	(2,300)	(2,990)	0	(8)
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		379,600	(691)	(2,246)	(2,937)	0	(9)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		565,900	(1,334)	(4,042)	(5,376)	0	(30)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		381,000	(699)	(2,907)	(3,606)	0	(21)
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		38,100	0	1,782	1,782	13	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		143,000	(496)	(4,724)	(5,220)	0	(39)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	0	1,161	1,161	3	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	312,159	313,108	1,236	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	71,001	71,055	84	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	2,710	40	2,750	4	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	30,223	30,223	27	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	48,626	48,626	47	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	24,666	24,666	25	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	0	2,134	2,134	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	0.294%	Annual	06/30/2026	EUR	9,900	$0	$1,166	$1,166	$0	$0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	(2,071)	(25,061)	23	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	(882)	(10,855)	9	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	(3,191)	(48,228)	46	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	(3,409)	(48,443)	73	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	(1,596)	(23,276)	35	0
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(1,194)	(46,978)	(48,172)	186	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	27,896	(94,206)	(66,310)	7,031	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	59,907	60,218	0	(13)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	5,259	(27,395)	(22,136)	1,049	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	115,489	95,660	0	(48)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	26,196	26,196	0	(2)
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	26,204	26,204	0	(2)
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	26,268	26,268	0	(1)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	26,410	26,410	0	(1)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	26,365	26,365	0	(1)
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	25,988	25,988	0	(1)
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	26,337	26,337	1	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(5,650)	(8,531)	(14,181)	0	(97)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	(268)	(369)	(637)	0	(26)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	(776)	(588)	(1,364)	0	(1,363)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		1,559,000	16,409	29,385	45,794	741	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(343)	(6,460)	(6,803)	123	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	404,365	345,898	0	(1,291)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	1,280,783	1,291,458	0	(5,296)
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(129)	(76)	(205)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	53,172	228,602	281,774	0	(11,615)
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023	MXN	755,000	0	(254)	(254)	0	(25)
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023		355,000	0	338	338	11	0
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023		350,000	0	333	333	11	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024		1,320,000	0	1,510	1,510	33	0
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024		2,640,000	(6,398)	9,402	3,004	66	0
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024		2,100,000	0	2,387	2,387	53	0
Receive	28-Day MXN-TIIE	7.170	Lunar	03/15/2024		7,700,000	11,073	(2,209)	8,864	161	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024		1,450,000	0	(2,193)	(2,193)	0	(34)
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024		225,000	0	(337)	(337)	0	(5)
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024		1,350,000	0	(2,285)	(2,285)	0	(33)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		3,812,100	0	3,329	3,329	44	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		1,598,100	0	1,402	1,402	19	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		1,031,100	0	876	876	11	0
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024		2,460,000	0	7,764	7,764	30	0
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024		590,000	0	(2,152)	(2,152)	0	(4)
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	0	3,276	3,276	0	(1)
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	0	(1,833)	(1,833)	2	0
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		495,000	0	(1,277)	(1,277)	1	0
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(2,224)	(2,224)	0	(1)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(4,374)	(4,374)	0	0
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	2,425	2,425	0	(5)
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(34,188)	(13,778)	275	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	0	3,737	3,737	0	(35)
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	0	3,734	3,734	0	(36)
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	0	3,749	3,749	0	(36)
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	0	5,322	5,322	0	(51)
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	0	6,021	6,021	0	(72)
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	(2,831)	(8,146)	79	0
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(2,828)	(2,828)	25	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	41,729	(61,948)	(20,219)	668	0
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(30,724)	(7,026)	366	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	0	1,177	1,177	0	(66)
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	0	636	636	0	(47)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(24,904)	(24,007)	419	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	4,748	4,735	0	(243)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	91,351	57,190	0	(1,455)

84	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	7.990%	Lunar	12/21/2027	MXN	25,700	$0	$92	$92	$0	$(5)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	2,436	2,436	0	(111)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	115	115	0	(6)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	2,743	2,749	0	(147)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	1,905	2,059	0	(112)
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		2,171,500	(1,106)	(5,319)	(6,425)	432	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		3,943,100	0	(9,693)	(9,693)	804	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		5,214,000	0	(13,571)	(13,571)	1,060	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		2,628,900	0	(6,673)	(6,673)	535	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		1,330,000	0	(3,139)	(3,139)	272	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		7,914,500	0	(18,575)	(18,575)	1,617	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		1,373,000	0	(3,022)	(3,022)	281	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		2,739,800	0	(5,934)	(5,934)	562	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		549,200	0	(1,185)	(1,185)	113	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		1,385,600	0	(2,958)	(2,958)	284	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		1,369,900	0	(2,894)	(2,894)	281	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		2,149,000	(83)	(4,993)	(5,076)	440	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		175,600	721	443	1,164	0	(37)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		726,600	2,984	1,824	4,808	0	(152)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		158,800	0	394	394	0	(36)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		422,600	0	1,092	1,092	0	(96)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	0	(4,661)	(4,661)	431	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	353	608	0	(18)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	(13,284)	22,925	9,641	0	(434)
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(41,033)	3,126	(37,907)	2,011	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(89)	(18,970)	(19,059)	294	0
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	400	(17,344)	(16,944)	270	0
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(2,313)	(30,270)	(32,583)	522	0
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(605)	(23,676)	(24,281)	451	0
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(984)	(41,847)	(42,831)	859	0
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	939	(16,428)	(15,489)	380	0
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(2,878)	(35,519)	(38,397)	1,075	0

							$536,306	$6,648,977	$7,185,283	$120,152	$(134,282)

Total Swap Agreements							$426,339	$6,818,882	$7,245,221	$126,872	$(155,727)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$14,335	$127,293	$141,628	$(27,477)	$(31,096)	$(155,988)	$(214,561)

(o)

Securities with an aggregate market value of $2,899,156 and cash of $43,096 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(2,988) for closed futures and unsettled variation margin asset of $421 and liability of $(261) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	03/2024		CNH	2,613,990	$		362,666	$1,138	$0
BOA	10/2023		CAD	790,473			580,739	0	(1,240)
	10/2023		DKK	14,472			2,118	66	0
	10/2023		EUR	43,530			47,244	1,222	0
	10/2023		MXN	369,854			21,276	57	0
	10/2023	$		433		CHF	397	0	0
	10/2023			50,000		CLP	40,565,000	0	(4,400)
	10/2023			2,082		DKK	14,704	2	0
	10/2023			2,800		EUR	2,631	0	(18)
	10/2023			156,992		GBP	124,209	0	(5,444)
	10/2023			834		NZD	1,398	4	0
	11/2023		CHF	396	$		433	0	(1)
	11/2023		CLP	25,977,104			30,178	1,043	0
	11/2023		DKK	14,681			2,082	0	(2)
	11/2023		GBP	210,753			257,921	734	0
	11/2023		NZD	1,398			834	0	(4)
	11/2023	$		325,185		BRL	1,609,407	0	(6,396)
	11/2023			10,226		PEN	37,994	0	(216)
	11/2023			2,418		ZAR	46,274	15	0
	12/2023		KRW	154,671,847	$		116,425	1,600	0
	12/2023		TWD	3,256,791			102,969	1,442	0
	12/2023	$		117,866		INR	9,811,129	0	(251)
	03/2024		CNH	3,829,994	$		528,844	477	(1,341)
	03/2024	$		1,837		IDR	28,314,932	0	(12)
BPS	10/2023		AUD	7,040	$		4,562	36	0
	10/2023		BRL	1,769,226			356,814	5,403	(565)
	10/2023		CAD	330,627			244,212	791	0
	10/2023		DKK	15,766			2,305	70	0
	10/2023		EUR	643,248			692,132	12,287	(229)

86	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2023		GBP	3,154,296	$		4,001,093	$152,537	$0
	10/2023		IDR	13,823,618			900	7	0
	10/2023		KRW	42,422,858			32,000	618	0
	10/2023		PEN	14,280			3,847	78	0
	10/2023		TWD	1,190,833			37,200	192	0
	10/2023	$		355,864		BRL	1,769,226	0	(3,888)
	10/2023			1,244		CAD	1,691	1	0
	10/2023			59,865		EUR	56,565	141	(202)
	10/2023			225,922		GBP	185,046	454	(601)
	10/2023			64,550		IDR	995,581,378	0	(253)
	10/2023			9,107		JPY	1,348,100	0	(86)
	10/2023			3,400		KRW	4,521,427	0	(55)
	10/2023		ZAR	859,538	$		46,247	911	0
	11/2023		GBP	821,346			1,004,379	2,526	(456)
	11/2023		KRW	119,237,473			88,350	48	0
	11/2023		TWD	540,502			17,161	324	0
	11/2023	$		89,919		BRL	456,806	565	0
	12/2023		KRW	267,229,540	$		201,482	3,097	0
	12/2023		TWD	74,837			2,372	39	0
	12/2023	$		250,000		BRL	1,240,365	0	(5,193)
	12/2023			183,702		MXN	3,275,230	1,976	0
	03/2024		CNH	2,546,153	$		353,779	1,633	0
	03/2024		TWD	4,941,872			156,890	1,566	0
	03/2024	$		146,383		IDR	2,249,002,959	0	(1,412)
BRC	10/2023		EUR	399,247	$		434,082	11,978	0
	10/2023		GBP	2,028,234			2,568,067	93,419	0
	10/2023	$		8,702		CLP	7,092,326	0	(729)
	10/2023			54,597		GBP	44,436	27	(407)
	11/2023		CAD	791,143	$		589,223	6,508	0
	11/2023		CLP	43,466,000			50,000	1,251	0
	11/2023		GBP	295,801			360,553	0	(420)
	12/2023		TWD	3,365,173			106,446	1,541	0
	12/2023	$		304		MXN	5,275	0	(5)
BSH	10/2023			223,482			3,824,433	0	(4,508)
CBK	10/2023		BRL	5,723,769	$		1,143,031	4,324	0
	10/2023		GBP	18,910			23,582	510	0
	10/2023		MXN	777,831			44,621	85	0
	10/2023		PEN	37,232			10,064	238	0
	10/2023	$		1,163,204		BRL	5,723,769	0	(24,497)
	10/2023			41,333		CLP	33,657,463	0	(3,497)
	10/2023			26,002		EUR	24,051	0	(574)
	10/2023			34,065		GBP	27,740	8	(227)
	11/2023		PEN	842,450	$		226,960	4,993	0
	11/2023		SEK	27,292			2,570	67	0
	11/2023	$		667,450		BRL	3,205,027	0	(32,603)
	11/2023			23,480		GBP	19,152	0	(109)
	11/2023			168,283		MXN	2,897,936	0	(2,810)
	11/2023			175,367		PEN	651,946	0	(3,586)
	12/2023		ILS	762	$		201	1	0
	12/2023		KRW	173,327,026			131,388	2,714	0
	12/2023		TWD	4,748,101			150,243	2,227	0
	12/2023	$		168,195		BRL	850,915	0	(252)
	12/2023			21,986		MXN	382,445	0	(305)
	03/2024		IDR	1,100,788	$		71	0	0
	03/2024		TWD	223,770			7,081	48	0
	03/2024	$		20,578		IDR	316,306,679	0	(188)
DUB	10/2023		BRL	842,120	$		168,157	629	(6)
	10/2023		EUR	344,337			373,726	9,676	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2023		JPY	85,279,787	$		573,579	$2,917	$0
	10/2023	$		176,390		BRL	842,120	0	(8,855)
	10/2023			1,409		ZAR	26,692	0	(1)
	11/2023		CLP	42,998,987	$		49,575	1,350	0
	11/2023		SEK	2,148			203	6	0
	11/2023	$		251,423		BRL	1,289,468	3,993	0
	11/2023			573,579		JPY	84,875,356	0	(2,899)
	11/2023		ZAR	3,272,364	$		172,036	0	(71)
	12/2023		KRW	160,023,216			120,666	1,869	0
	12/2023	$		9,738		CLP	8,715,575	11	0
	03/2024		CNH	82,757	$		11,485	39	0
	03/2024	$		8,499		IDR	130,818,761	0	(67)
FAR	10/2023		BRL	1,954,500	$		400,000	11,165	0
	10/2023	$		394,811		BRL	1,954,500	0	(5,976)
	12/2023			400,000			1,970,050	0	(11,177)
GLM	10/2023		BRL	5,423,722	$		1,100,313	21,298	0
	10/2023		CAD	12,247			9,051	34	0
	10/2023		EUR	478,051			519,391	13,971	0
	10/2023		MXN	2,202,433			126,405	638	(506)
	10/2023	$		1,060,258		BRL	5,423,722	21,812	(3,055)
	10/2023			15,459		CAD	20,964	0	(25)
	10/2023			340,135		EUR	321,750	35	0
	10/2023			421,628		MXN	7,303,346	832	(4,133)
	10/2023			60,724		ZAR	1,163,520	645	0
	10/2023		ZAR	1,439,079	$		76,708	806	0
	11/2023		EUR	321,750			340,557	0	(33)
	11/2023		TWD	3,251,643			102,969	1,674	0
	11/2023	$		1,368,537		BRL	6,763,615	0	(28,810)
	11/2023			174,055		MXN	2,993,377	0	(3,400)
	12/2023			2,043		KRW	2,695,864	0	(42)
	12/2023			227,071		MXN	3,939,561	0	(3,731)
	01/2024			727,142		BRL	3,652,056	0	(8,636)
	03/2024		CNH	1,138,510	$		157,793	331	0
	03/2024		IDR	864,292			56	0	0
	03/2024	$		226,493		IDR	3,484,528,753	0	(1,879)
IND	11/2023		TWD	1,420	$		45	1	0
JPM	10/2023		EUR	1,236,523			1,343,237	35,924	0
	10/2023		GBP	354,726			449,681	16,880	0
	10/2023	$		2,196		DKK	15,529	6	0
	10/2023			1,728,316		EUR	1,639,454	4,996	0
	11/2023		DKK	15,505	$		2,196	0	(6)
	11/2023		EUR	1,639,454			1,730,451	0	(5,000)
	11/2023		MXN	3,644			210	2	0
	11/2023	$		23,731		MXN	411,961	0	(265)
	11/2023			328		NOK	3,336	0	(16)
	11/2023			470		ZAR	8,988	3	0
	12/2023		KRW	270,725,276	$		205,004	4,023	0
	12/2023		TWD	22,511,484			712,344	10,576	0
	12/2023	$		324,236		INR	26,904,633	143	(1,848)
	12/2023			20,298		KRW	26,833,654	0	(378)
	12/2023			3,165		TWD	100,881	0	(20)
	03/2024		CNH	1,984,381	$		275,196	746	0
	03/2024		TWD	100,287			3,174	22	0
	03/2024	$		95,697		IDR	1,477,460,610	0	(460)
MBC	10/2023		EUR	120,271	$		130,878	3,721	0
	10/2023		GBP	129,314			160,379	2,603	0
	10/2023	$		3,054		AUD	4,771	14	0
	10/2023			70,528		EUR	66,367	0	(361)

88	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2023	$		454,695		JPY	66,260,899	$0	$(11,300)
	11/2023			15,541			2,307,200	0	(28)
	03/2024			116,739		IDR	1,799,571,839	0	(739)
	03/2024			69		TWD	2,189	0	(1)
MYI	10/2023		AUD	46,851	$		30,051	0	(73)
	10/2023	$		6,636		AUD	10,284	0	(24)
	10/2023			2,728,097		CAD	3,682,131	0	(17,159)
	10/2023			16,548		EUR	15,560	0	(97)
	10/2023			221,158		GBP	180,290	27	(1,213)
	10/2023			1,190		ZAR	22,564	0	0
	10/2023		ZAR	178,489	$		9,442	28	0
	11/2023		CAD	3,676,405			2,724,948	17,101	0
	11/2023		TWD	1,554,972			49,033	592	0
	11/2023	$		30,082		AUD	46,852	71	0
	11/2023		ZAR	2,687,729	$		141,561	239	(27)
	12/2023		KRW	104,434,365			78,570	1,040	0
	12/2023		TWD	2,417,431			76,891	1,531	0
	12/2023	$		724		KRW	955,209	0	(14)
	12/2023			20,953		MXN	364,877	0	(222)
	03/2024		CNH	2,494,437	$		345,892	898	0
	03/2024		IDR	921,856,856			59,893	469	0
	03/2024	$		365,335		IDR	5,619,309,159	0	(3,111)
NGF	10/2023		JPY	312,039,662	$		2,099,157	11,097	0
	11/2023	$		2,099,157		JPY	310,561,856	0	(11,016)
	12/2023			531,362		INR	43,852,615	0	(5,659)
	03/2024		TWD	4,479,462	$		142,522	1,731	0
RBC	10/2023		CAD	7,381			5,410	0	(24)
	10/2023		EUR	1,367,454			1,487,624	41,883	0
	10/2023	$		1,903		GBP	1,507	0	(65)
	10/2023			200,000		MXN	3,474,180	0	(1,080)
	11/2023		GBP	3,264,263	$		3,999,989	16,526	0
	11/2023	$		30,750		MXN	521,437	0	(975)
SCX	10/2023		CLP	75,133,896	$		87,482	3,022	0
	10/2023		GBP	1,189,270			1,507,716	56,688	0
	10/2023		NZD	1,398			824	0	(14)
	10/2023	$		50,000		CLP	40,750,000	0	(4,192)
	10/2023			3,847		JPY	558,700	0	(108)
	11/2023			39,881		EUR	37,553	0	(129)
	12/2023		KRW	76,090,331	$		57,560	1,072	0
	12/2023		TWD	4,346,613			137,775	2,274	0
	12/2023	$		169,176		INR	14,095,099	0	(205)
	03/2024		CNH	2,448,934	$		338,274	0	(426)
	03/2024		TWD	2,856,480			90,495	715	0
	03/2024	$		103,924		IDR	1,595,790,969	0	(1,058)
SOG	12/2023			35		KRW	46,453	0	(1)
SSB	10/2023			20,529		BRL	99,820	0	(670)
	10/2023			50,000		CLP	40,597,500	0	(4,363)
	12/2023			27,911		INR	2,303,634	0	(295)
	11/2023			2,251		BRL	511,467	2,251	0
TOR	10/2023		BRL	478,740	$		95,603	360	0
	10/2023		CAD	64,530			47,644	134	0
	10/2023		JPY	51,914,329			348,182	790	0
	10/2023	$		2,628		AUD	4,117	19	0
	10/2023			100,000		BRL	478,740	0	(4,758)
	10/2023			2,275,087		JPY	332,087,121	0	(52,877)
	11/2023			366,804			54,429,170	0	(836)
	12/2023			101,538		INR	8,479,090	109	0
	03/2024		CNH	1,184,362	$		164,039	236	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
UAG	10/2023		AUD	16,504	$		10,592	$0	$(19)
	10/2023		CAD	3,291,738			2,427,804	4,290	0
	10/2023		CHF	397			453	19	0
	10/2023	$		32,915		AUD	51,224	59	(40)
	10/2023			2,675,534		EUR	2,543,837	13,938	0
	10/2023			356,334		JPY	51,748,216	0	(10,053)
	11/2023		EUR	2,543,837	$		2,678,831	0	(13,959)
	11/2023		GBP	1,158,228			1,420,151	6,737	0
	11/2023	$		10,604		AUD	16,504	18	0
	12/2023		KRW	105,454,030	$		79,601	1,314	0
	03/2024		IDR	173,229			11	0	0

Total Forward Foreign Currency Contracts								$683,708	$(345,468)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	174,900	$28,054	$16,086
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	285,300	45,762	74,041
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	605,500	8,174	658
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	605,500	8,174	23,416
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	122,300	19,813	11,042
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	177,300	28,723	47,210
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	1,798,800	13,491	1,060
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	1,798,800	13,491	35,588
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	1,277,500	17,566	1,802
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	1,277,500	17,566	42,508
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	140,900	18,592	7,164
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	158,900	20,967	40,813
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	141,400	22,426	12,872
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	159,400	25,281	41,427
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	1,955,700	27,966	2,954
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	1,955,700	27,966	63,241

Total Purchased Options							$344,012	$421,882

90	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	326,000	$(1,011)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	326,000	(1,011)	(5,294)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	71,000	(155)	(25)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	71,000	(155)	(224)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	78,200	(264)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	78,200	(264)	(854)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	49,200	(174)	(44)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	49,200	(174)	(461)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	46,000	(158)	(88)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	46,000	(158)	(252)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	52,000	(212)	(175)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	52,000	(212)	(289)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	118,000	(302)	(24)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	118,000	(302)	(392)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	118,400	(252)	(251)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	118,400	(252)	(326)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	70,900	(265)	(235)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	70,900	(265)	(409)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	84,500	(663)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	84,500	(663)	(1,900)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	123,100	(253)	(199)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	123,100	(253)	(288)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	93,700	(336)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	93,700	(336)	(904)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	294,600	(1,779)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	294,600	(1,779)	(7,082)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	201,500	(1,551)	(85)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	91

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790%	04/08/2024	201,500	$(1,551)	$(4,312)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	260,300	(2,037)	(98)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	260,300	(2,037)	(5,858)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	287,400	(2,220)	(119)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	287,400	(2,220)	(6,181)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	76,200	(264)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	76,200	(264)	(1,467)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	197,300	(1,213)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	197,300	(1,213)	(4,743)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	159,700	(1,034)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	159,700	(1,034)	(3,673)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	159,400	(1,120)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	159,400	(1,120)	(3,476)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	159,400	(1,108)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	159,400	(1,108)	(3,400)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	159,400	(1,106)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	159,400	(1,106)	(3,346)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	159,500	(1,096)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	159,500	(1,096)	(3,738)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	159,100	(1,090)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	159,100	(1,090)	(3,911)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	158,500	(1,149)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	158,500	(1,149)	(3,504)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	163,400	(1,084)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	163,400	(1,084)	(3,871)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	323,000	(1,171)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	323,000	(1,171)	(5,018)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	323,000	(1,126)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	323,000	(1,126)	(5,321)

92	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	12/07/2023	325,000	$(1,016)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	325,000	(1,016)	(4,934)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	246,400	(1,933)	(93)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	246,400	(1,933)	(5,524)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	165,700	(1,251)	(66)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	165,700	(1,251)	(3,650)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	122,100	(317)	(11)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	122,100	(317)	(286)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	121,000	(236)	(84)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	121,000	(236)	(298)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	82,900	(285)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	82,900	(285)	(1,596)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	97,400	(385)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	97,400	(385)	(1,173)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	98,300	(337)	(60)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	98,300	(337)	(1,041)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	48,700	(205)	(176)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	48,700	(205)	(254)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	126,800	(357)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	126,800	(306)	(335)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	56,700	(207)	(151)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	56,700	(207)	(284)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	52,100	(218)	(188)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	52,100	(218)	(272)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	40,700	(223)	(94)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	40,700	(223)	(472)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	31,400	(179)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	31,400	(179)	(1,024)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	31,800	(168)	(4)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	93

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880%	10/12/2023	31,800	$(168)	$(865)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	30,800	(162)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	30,800	(162)	(897)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	170,100	(1,149)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	170,100	(1,149)	(4,001)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	41,600	(146)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	41,600	(146)	(801)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	49,200	(173)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	49,200	(173)	(512)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	242,700	(1,577)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	242,700	(1,577)	(5,519)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	239,800	(1,517)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	239,800	(1,517)	(5,826)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	201,000	(1,548)	(84)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	201,000	(1,548)	(4,310)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	201,000	(1,533)	(86)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	201,000	(1,533)	(4,218)

							$(78,579)	$(131,138)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Cap	2.596%	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	$(15,754)	$(36,030)
	Put - OTC 1-Year Interest Rate Floor	3.018	1-Day USD-SOFR Compounded-OIS	07/24/2024	3,597,600	(14,360)	(44)
	Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,755)	(1,819)
FAR	Call - OTC 2-Year Interest Rate Cap	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(24,653)
MYC	Call - OTC 2-Year Interest Rate Cap	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(46,057)
NGF	Call - OTC 2-Year Interest Rate Cap	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(68,548)
FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(2,050)
MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(5,345)
NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(8,708)

						$(183,719)	$(193,254)

94	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	106,000	$(654)	$(1,056)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	106,000	(518)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	108,000	(667)	(1,076)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	106,000	(604)	(1,236)

					$(2,443)	$(3,368)

Total Written Options					$(264,741)	$(327,760)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.444%	EUR 5,300	$72	$(96)	$0	$(24)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.444	20,000	169	(261)	0	(92)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.444	10,000	90	(136)	0	(46)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.444	40,000	371	(554)	0	(183)

							$702	$(1,047)	$0	$(345)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.004%	$	10,600	$(464)	$158	$0	$(306)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	0.694		101,800	(7,407)	7,511	104	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053		7,900	(724)	724	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		39,800	(4,386)	4,032	0	(354)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		47,700	(2,287)	1,193	0	(1,094)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		3,100	(276)	175	0	(101)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	0.694		15,600	(1,157)	1,173	16	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		4,400	(316)	277	0	(39)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	2.379		2,600	(445)	387	0	(58)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451		140,500	(6,441)	4,625	0	(1,816)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	0.694		90,800	(6,096)	6,189	93	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053		82,100	(7,269)	7,266	0	(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	95

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	Turkey Government International Bond	1.000%	Quarterly	12/20/2024	1.779%	$	171,490	$(21,145)	$19,621	$0	$(1,524)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435		89,500	(1,546)	2,179	633	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472		14,900	(152)	213	61	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669		49,600	195	17	212	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		6,100	(219)	79	0	(140)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290		40,400	(653)	872	219	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053		11,000	(985)	985	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		8,500	(886)	810	0	(76)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.033		50,500	0	2,265	2,265	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		17,500	(769)	263	0	(506)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		13,100	(1,509)	1,393	0	(116)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435		87,700	(1,365)	1,985	620	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377		59,800	(896)	999	103	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		59,100	(2,190)	834	0	(1,356)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		25,400	(2,264)	1,437	0	(827)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.402		18,800	2,628	(336)	2,292	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		43,000	(358)	684	326	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.002		1,560	(65)	65	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		9,700	(102)	(10)	0	(112)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		15,800	(816)	833	17	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		8,900	(400)	143	0	(257)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053		22,500	(2,118)	2,117	0	(1)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		67,500	(7,534)	6,934	0	(600)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.236		14,500	(459)	489	30	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.285		25,600	(749)	889	140	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472		12,600	(36)	88	52	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		8,800	(339)	137	0	(202)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234		141,000	(2,841)	3,131	290	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671		21,600	(169)	357	188	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		91,000	(5,032)	5,129	97	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	0.694		2,200	(151)	153	2	0
MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		10,500	(1,145)	1,052	0	(93)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		61,200	(2,202)	798	0	(1,404)

96	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.883%	$	70,400	$(6,276)	$3,983	$0	$(2,293)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		35,400	(184)	452	268	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550		3,700	(51)	87	36	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756		48,100	74	291	365	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895		40,060	(136)	292	156	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145		17,400	(337)	237	0	(100)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		82,600	(872)	(79)	0	(951)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		229,100	(10,035)	3,411	0	(6,624)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	0.694		9,500	(688)	698	10	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053		19,700	(1,909)	1,908	0	(1)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779		28,000	(3,159)	2,910	0	(249)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		23,400	(1,213)	1,238	25	0

								$(118,326)	$105,743	$8,620	$(21,203)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
BOA	ABX.HE.AAA.7-1 Index «	0.090%	Monthly	08/25/2037	$31,193	$(19,787)	$18,991	$0	$(796)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	3,548	(2,277)	1,923	0	(354)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	249	(7)	7	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	506	(1)	1	0	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,582	(930)	786	0	(144)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	9,809	(6,255)	6,005	0	(250)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	16	(1)	1	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	1,164	(36)	35	0	(1)
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037	1,190	38	(22)	16	0
CBK	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	5,711	(2,784)	2,347	0	(437)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	75,335	(47,868)	45,945	0	(1,923)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	66	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	50,000	(1,820)	1,775	0	(45)
DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	13,733	(8,726)	8,376	0	(350)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	11,840	(7,600)	6,419	0	(1,181)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	570	0	(436)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	210	(5)	5	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	30,277	(1,698)	1,701	3	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,934	(998)	960	0	(38)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	633	(13)	13	0	0
FBF	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	22,558	(20,078)	15,607	0	(4,471)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	131	(103)	92	0	(11)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	65,933	(43,217)	41,534	0	(1,683)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	48,884	(32,334)	27,458	0	(4,876)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	(214)	0	(404)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	370	(8)	8	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	61,886	(1,429)	1,192	0	(237)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	1,265	(26)	25	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	97

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
GST	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$6,428	$(1,666)	$1,407	$0	$(259)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	73,947	(23,473)	21,585	0	(1,888)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	23,845	(4,199)	1,821	0	(2,378)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,819)	1,980	0	(2,839)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	(66)	0	(74)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	(1,515)	0	(1,406)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	73	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	830,100	2,189	(2,931)	0	(742)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	195,393	(8,311)	7,561	0	(750)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,401	0	(104)
JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	757	(320)	170	0	(150)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	36	(22)	19	0	(3)
	ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038	150	(84)	47	0	(37)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	3,263	0	(2,244)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	15,839	(602)	603	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	34,824	0	(526)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	298,007	(2,666)	1,522	0	(1,144)
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	5,071	(1,268)	1,064	0	(204)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11	0	0	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	7,683	(342)	343	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,313	0	(130)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	157,348	(12,320)	11,716	0	(604)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	49,815	(8,302)	6,297	0	(2,005)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	15,695	(9,956)	9,555	0	(401)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	8,869	(5,694)	4,809	0	(885)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	802	0	(571)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52	(1)	1	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	2,992	(103)	103	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,452	0	(58)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,940	(889)	855	0	(34)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	1,183	(49)	48	0	(1)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	(1,632)	0	(3,196)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	(1,281)	0	(889)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	(1,325)	0	(1,459)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,219	0	(37)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,649	98	(127)	0	(29)
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	76	(3)	3	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	2,897	(129)	129	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,056	0	(46)

						$(346,347)	$303,637	$21	$(42,731)

Total Swap Agreements						$(463,971)	$408,333	$8,641	$(64,279)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$1,138	$0	$0	$1,138	$0	$0	$0	$0	$1,138	$(1,650)	$(512)
BOA	6,662	0	104	6,766	(19,325)	(5,294)	(1,834)	(26,453)	(19,687)	29,959	10,272
BPS	185,300	0	16	185,316	(12,940)	(2,441)	(1,292)	(16,673)	168,643	(162,740)	5,903
BRC	114,724	0	109	114,833	(1,561)	(1,637)	(3,738)	(6,936)	107,897	(102,400)	5,497
BSH	0	0	0	0	(4,508)	0	0	(4,508)	(4,508)	7,246	2,738

98	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
CBK	$15,215	$0	$1,125	$16,340	$(68,648)	$(3,324)	$(2,713)	$(74,685)	$(58,345)	$77,837	$19,492
DUB	20,490	90,127	2,268	112,885	(11,899)	(11,479)	(2,627)	(26,005)	86,880	(15,470)	71,410
FAR	11,165	24,074	0	35,239	(17,153)	(40,426)	0	(57,579)	(22,340)	14,856	(7,484)
FBF	0	0	0	0	0	0	(11,683)	(11,683)	(11,683)	17,879	6,196
GLM	62,076	58,252	0	120,328	(54,250)	(63,252)	0	(117,502)	2,826	51,306	54,132
GST	0	0	3,358	3,358	0	0	(13,639)	(13,639)	(10,281)	17,270	6,989
HUS	0	0	222	222	0	0	0	0	222	(240)	(18)
IND	1	0	0	1	0	0	0	0	1	0	1
JPM	73,321	0	577	73,898	(7,993)	(5,650)	(575)	(14,218)	59,680	(59,145)	535
JPS	0	0	1	1	0	0	(3,914)	(3,914)	(3,913)	4,287	374
MBC	6,338	0	0	6,338	(12,429)	0	(93)	(12,522)	(6,184)	5,810	(374)
MEI	0	0	1	1	0	0	(938)	(938)	(937)	927	(10)
MYC	0	183,234	835	184,069	0	(94,646)	(15,577)	(110,223)	73,846	15,532	89,378
MYI	21,996	0	0	21,996	(21,940)	0	0	(21,940)	56	413	469
NGF	12,828	66,195	25	79,048	(16,675)	(97,299)	0	(113,974)	(34,926)	30,133	(4,793)
RBC	58,409	0	0	58,409	(2,144)	0	0	(2,144)	56,265	(39,007)	17,258
SAL	0	0	0	0	0	(2,312)	(5,610)	(7,922)	(7,922)	8,340	418
SCX	63,771	0	0	63,771	(6,132)	0	0	(6,132)	57,639	(59,091)	(1,452)
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SSB	2,251	0	0	2,251	(5,328)	0	0	(5,328)	(3,077)	6,725	3,468
TOR	1,648	0	0	1,648	(58,471)	0	0	(58,471)	(56,823)	57,051	228
UAG	26,375	0	0	26,375	(24,071)	0	(46)	(24,117)	2,258	20,375	22,633

Total Over the Counter	$683,708	$421,882	$8,641	$1,114,231	$(345,468)	$(327,760)	$(64,279)	$(737,507)

(q)

Securities with an aggregate market value of $365,947 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	99

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments – Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14,335	$14,335
Swap Agreements	0	7,141	0	0	120,152	127,293

	$0	$7,141	$0	$0	$134,487	$141,628

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$683,708	$0	$683,708
Purchased Options	0	0	0	0	421,882	421,882
Swap Agreements	0	8,641	0	0	0	8,641

	$0	$8,641	$0	$683,708	$421,882	$1,114,231

	$0	$15,782	$0	$683,708	$556,369	$1,255,859

Financial Derivative Instruments – Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27,477	$27,477
Futures	0	0	0	0	31,096	31,096
Swap Agreements	0	10,897	0	0	145,091	155,988

	$0	$10,897	$0	$0	$203,664	$214,561

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$345,468	$0	$345,468
Written Options	0	0	0	0	327,760	327,760
Swap Agreements	0	64,279	0	0	0	64,279

	$0	$64,279	$0	$345,468	$327,760	$737,507

	$0	$75,176	$0	$345,468	$531,424	$952,068

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$32,812	$32,812
Futures	0	0	0	0	413,207	413,207
Swap Agreements	0	485,224	0	0	(39,375)	445,849

	$0	$485,224	$0	$0	$406,644	$891,868

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(105,763)	$0	$(105,763)
Purchased Options	0	0	0	0	(10,792)	(10,792)
Written Options	0	0	0	0	125,447	125,447
Swap Agreements	0	23,759	0	0	1,736	25,495

	$0	$23,759	$0	$(105,763)	$116,391	$34,387

	$0	$508,983	$0	$(105,763)	$523,035	$926,255

100	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(6,646)	$(6,646)
Futures	0	0	0	0	864,464	864,464
Swap Agreements	0	(121,855)	0	0	1,778,710	1,656,855

	$0	$(121,855)	$0	$0	$2,636,528	$2,514,673

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$451,054	$0	$451,054
Purchased Options	0	0	0	0	87,994	87,994
Written Options	0	0	0	0	(57,420)	(57,420)
Swap Agreements	0	45,215	0	0	(1,785)	43,430

	$0	$45,215	$0	$451,054	$28,789	$525,058

	$0	$(76,640)	$0	$451,054	$2,665,317	$3,039,731

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,875,838	$1,175,022	$4,050,860
Corporate Bonds & Notes
Banking & Finance	0	5,580,615	62,587	5,643,202
Industrials	0	5,022,542	3,367	5,025,909
Utilities	0	3,393,290	0	3,393,290
Convertible Bonds & Notes
Industrials	0	37,657	0	37,657
Municipal Bonds & Notes
California	0	27,826	0	27,826
Illinois	0	50,942	0	50,942
Puerto Rico	0	9,574	0	9,574
U.S. Government Agencies	0	71,615,385	0	71,615,385
U.S. Treasury Obligations	0	19,884,258	0	19,884,258
Non-Agency Mortgage-Backed Securities	169,898	40,851,243	902,509	41,923,650
Asset-Backed Securities	0	16,386,198	200,358	16,586,556
Sovereign Issues	0	4,015,558	0	4,015,558
Common Stocks
Consumer Discretionary	0	0	22	22
Energy	0	0	265	265
Financials	6,093	0	213,996	220,089
Health Care	0	0	40	40
Industrials	0	0	9,695	9,695
Real Estate	24	0	0	24
Rights
Industrials	0	0	8,426	8,426
Warrants
Financials	0	0	467	467
Industrials	0	0	7,691	7,691
Preferred Securities
Banking & Finance	0	687,001	0	687,001

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	101

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Real Estate Investment Trusts
Real Estate	$345,132	$0	$0	$345,132
Short-Term Instruments
Repurchase Agreements	0	16,953	0	16,953
Argentina Treasury Bills	0	58,497	0	58,497
U.S. Treasury Bills	0	195,233	0	195,233

	$521,147	$170,708,610	$2,584,445	$173,814,202

Investments in Affiliates, at Value
Common Stocks
Communication Services	$108,892	$0	$34,738	$143,630
Consumer Discretionary	0	0	125,075	125,075
Industrials	0	0	1	1
Utililities	0	0	101,865	101,865
Short-Term Instruments
Central Funds Used for Cash Management Purposes	11,087,358	0	0	11,087,358

	$11,196,250	$0	$261,679	$11,457,929

Total Investments	$11,717,397	$170,708,610	$2,846,124	$185,272,131

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,500,228)	$0	$(2,500,228)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,777	131,430	0	141,207
Over the counter	0	1,111,950	2,281	1,114,231

	$9,777	$1,243,380	$2,281	$1,255,438

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,502)	(208,810)	0	(211,312)
Over the counter	0	(712,821)	(24,686)	(737,507)

	$(2,502)	$(921,631)	$(24,686)	$(948,819)

Total Financial Derivative Instruments	$7,275	$321,749	$(22,405)	$306,619

Totals	$11,724,672	$168,530,131	$2,823,719	$183,078,522

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Investments in Securities, at Value
Loan Participations and Assignments	$1,706,043	$290,626	$(359,009)	$8,736	$(2,684)	$66,682	$164,936	$(700,308)	$1,175,022	$50,824
Corporate Bonds & Notes
Banking & Finance	50,125	0	(3,725)	0	0	(5,491)	21,678	0	62,587	(5,442)
Industrials	3,569	0	(149)	5	0	58	0	0	3,367	(58)
Non-Agency Mortgage-Backed Securities(3)	448,761	631,188	(196,856)	47	1,333	(16,065)	34,101	0	902,509	(37,223)
Asset-Backed Securities	729,035	6,020	(41,911)	861	9,699	(41,383)	11,862	(473,825)	200,358	(3,487)
Sovereign Issues	115,677	0	(232,451)	(3,506)	(261,177)	972,826	0	(591,369)	0	0

102	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Common Stocks
Consumer Discretionary	$0	$2,432	$0	$0	$0	$(2,410)	$0	$0	$22	$(2,410)
Energy	265	0	0	0	0	0	0	0	265	0
Financials	195,113	0	0	0	0	18,883	0	0	213,996	18,883
Health Care	55	0	(267)	0	0	252	0	0	40	(15)
Industrials	435	7,264	0	0	(37)	2,033	0	0	9,695	2,033
Rights
Industrials	5,627	0	0	0	0	2,799	0	0	8,426	2,799
Warrants
Financials(4)	369	0	0	0	0	98	0	0	467	98
Industrials	5,794	0	0	0	0	1,897	0	0	7,691	1,897
Information Technology	69,348	0	(44,078)	0	0	(25,270)	0	0	0	0
Preferred Securities
Industrials	7,716	0	0	0	0	(7,716)	0	0	0	(7,716)

	$3,337,932	$937,530	$(878,446)	$6,143	$(252,866)	$967,077	$232,577	$(1,765,502)	$2,584,445	$20,183

Investments in Affiliates, at Value
Common Stocks
Communication Services	$42,873	$0	$0	$0	$0	$(8,135)	$0	$0	$34,738	$(8,135)
Consumer Discretionary	142,132	0	0	0	0	(17,057)	0	0	125,075	(17,057)
Industrials	2	0	0	0	0	(1)	0	0	1	(1)
Utilities	0	44,078	0	0	0	57,787	0	0	101,865	57,787

	$185,007	$44,078	$0	$0	$0	$32,594	$0	$0	$261,679	$32,594

Financial Derivative Instruments - Assets
Over the counter	$33	$13	$(6)	$0	$(9)	$2,250	$0	$0	$2,281	$2,246

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$0	$(24,686)	$0	$(24,686)	$0

Totals	$3,522,972	$981,621	$(878,452)	$6,143	$(252,875)	$1,001,921	$207,891	$(1,765,502)	$2,823,719	$55,023

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$163,189	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
	719,460	Discounted Cash Flow	Discount Rate		5.310-15.113	9.004
	150,573	Expected Recovery	Recovery Rate		100.000	—
	140,053	Recent Transaction	Purchase Price		94.259-98.250	95.967
	1,747	Third Party Vendor	Broker Quote		72.500	—
Corporate Bonds & Notes
Banking & Finance	40,909	Discounted Cash Flow	Discount Rate		6.360	—
	21,678	Expected Recovery	Recovery Rate		54.375	—
Industrials	3,367	Discounted Cash Flow	Discount Rate		6.468-15.480	8.858
Non-Agency Mortgage-Backed Securities	239,847	Discounted Cash Flow	Discount Rate		10.000-16.200	11.529
	35,901	Fair Valuation Of Odd Lot Positions	Adjustment Factor		2.500	—
	626,761	Proxy Pricing	Base Price		47.542-101.143	88.500
Asset-Backed Securities	183,576	Discounted Cash Flow	Discount Rate		6.946-17.500	14.092
	12,067	Fair Valuation Of Odd Lot Positions	Adjustment Factor		2.500	—
	4,715	Proxy Pricing	Base Price		100.000	—

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	103

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)

(Unaudited)

September 30, 2023

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)		Weighted Average
Common Stocks
Consumer Discretionary	$22	Other Valuation Techniques(5)	—		—		—
Energy	265	Comparable Companies	EBITDA Multiple	X	5.394		—
Financials	213,986	Indicative Market Quotation/ Comparable Companies	Broker Quote/ EBITDA Multiple	$/X	22.500/4.000		—
	10	Option Pricing	Volatility		59.400		—
Health Care	40	Comparable Companies	EBITDA Multiple	X	9.000		—
Industrials	9,672	Indicative Market Quotation	Broker Quote	$	6.500-26.650		21.805
	23	Other Valuation Techniques(5)	—		—		—
Rights
Industrials	8,426	Discounted Cash Flow	Discount Rate		2.750		—
Warrants
Financials	467	Option Pricing	Volatility		40.000		—
Industrials	7,691	Discounted Cash Flow	Discount Rate		2.750		—

Investments in Affiliates, at Value
Common Stocks
Communication Services	34,738	Reference Instrument	Stock Price w/Liquidity Discount		10.000		—
Consumer Discretionary	125,075	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X/%	0.530/ 5.780/10.500		—
Industrials	1	Expected Recovery	Price	$	0.000	(6)	—
Utilities	101,865	Comparable Companies	EBITDA Multiple	X	5.000

Financial Derivative Instruments - Assets
Over the counter	2,281	Indicative Market Quotation	Broker Quote		0.889-3.271		3.254

Financial Derivative Instruments - Liabilities
Over the counter	(24,686)	Indicative Market Quotation	Broker Quote		75.000-97.500		91.001

Total	$2,823,719

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Asset-Backed Securities to Non-Agency Mortgage-Backed Securities since prior fiscal year end.
(4)	Sector type updated from Industrials to Financials since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(6)	0.0001 Input Value.

104	PIMCO INCOME FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Delaware limited liability company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	105

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

106	PIMCO INCOME FUND

(Unaudited)

September 30, 2023

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	107

Notes to Financial Statements (Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been

108	PIMCO INCOME FUND

(Unaudited)

September 30, 2023

calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	109

Notes to Financial Statements (Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

110	PIMCO INCOME FUND

(Unaudited)

September 30, 2023

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

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Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposits) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.

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Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have

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Notes to Financial Statements (Cont.)

the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$6,104,323	$24,658,902	$(19,674,600)	$370	$(1,637)	$11,087,358	$131,801	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements (Cont.)

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2023 (amounts in thousands†, except number of shares).

Security Name	Market Value at 03/31/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2023	Dividend Income	Shares Held at 09/30/2023
Clear Channel Outdoor Holdings, Inc.	$61,035	$0	$0	$0	$19,328	$80,363	$0	50,862,666
iHeartMedia, Inc. ‘A’	35,209	0	0	0	(6,680)	28,529	0	9,028,024
iHeartMedia, Inc. ‘B’	42,873	0	0	0	(8,135)	34,738	0	12,214,441
Neiman Marcus Group Ltd. LLC	142,132	0	0	0	(17,057)	125,075	0	919,864
Sierra Hamilton Holder LLC	2	(1)	0	0	0	1	0	15,369,768
Windstream Units	0	44,078	0	0	57,787	101,865	0	5,118,377

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or

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Notes to Financial Statements (Cont.)

guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase

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additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of

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Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in

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aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

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(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the

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Notes to Financial Statements (Cont.)

Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap

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agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood

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Notes to Financial Statements (Cont.)

or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘cap,’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘floor,’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

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Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the

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Notes to Financial Statements (Cont.)

Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward

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commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk  is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising

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Notes to Financial Statements (Cont.)

from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset

132	PIMCO INCOME FUND

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value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	133

Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

134	PIMCO INCOME FUND

(Unaudited)

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	135

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was

136	PIMCO INCOME FUND

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originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $339,029.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	137

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$484,768,011	$448,503,468	$11,083,577	$5,840,159

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	1,191,192	$12,383,759	2,330,219	$24,794,171

I-2	631,704	6,564,096	1,037,639	10,998,175

I-3	40,114	416,622	129,091	1,390,278

Administrative Class	5,177	53,773	9,505	100,970

Class A	140,852	1,464,915	211,750	2,243,203

Class C	29,136	302,875	31,941	337,913

Class R	3,856	40,149	5,055	53,550

Issued as reinvestment of distributions

Institutional Class	212,452	2,204,684	403,839	4,254,018

I-2	79,538	825,358	151,354	1,594,490

I-3	4,057	42,125	9,151	96,219

Administrative Class	889	9,233	1,888	19,890

Class A	33,520	347,885	70,632	743,908

Class C	9,581	99,469	22,425	236,102

Class R	1,228	12,744	2,571	27,065

Cost of shares redeemed

Institutional Class	(685,930)	(7,124,812)	(2,731,884)	(29,077,882)

I-2	(328,002)	(3,406,636)	(1,333,547)	(14,160,523)

I-3	(74,456)	(776,777)	(63,357)	(670,093)

Administrative Class	(9,316)	(96,691)	(14,681)	(156,535)

Class A	(130,762)	(1,358,955)	(389,063)	(4,137,078)

Class C	(57,407)	(596,922)	(152,313)	(1,619,447)

Class R	(4,642)	(48,238)	(9,789)	(104,346)

Net increase (decrease) resulting from Fund share transactions	1,092,781	$11,358,656	(277,574)	$(3,035,952)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”). Similarly, the Consolidated Schedule of Investments

138	PIMCO INCOME FUND

(Unaudited)

September 30, 2023

includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed on April 30, 2018, as a wholly owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. The net assets of the MLM 766, LLC as of period end represented less than 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$6,930,381	$68,061

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	139

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$201,066,160	$17,361,639	$(27,701,000)	$(10,339,361)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

140	PIMCO INCOME FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc
BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC
CDI	Natixis Singapore	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FAR	Wells Fargo Bank National Association	SAL	Citigroup Global Markets, Inc.
FBF	Credit Suisse International	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale Paris
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	PRIME	Daily US Prime Rate
CDX.HY	Credit Derivatives Index - High Yield	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
EUR001M	1 Month EUR Swap Rate	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
EUR006M	6 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	141

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BABs	Build America Bonds	OIS	Overnight Index Swap
BBR	Bank Bill Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	RMBS	Residential Mortgage-Backed Security
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TBD	To-Be-Determined
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JIBAR	Johannesburg Interbank Agreed Rate

142	PIMCO INCOME FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	143

Approval of Investment Advisory Contract and Other Agreements (Cont.)

services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

144	PIMCO INCOME FUND

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	145

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over

146	PIMCO INCOME FUND

(Unaudited)

the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects

148	PIMCO INCOME FUND

(Unaudited)

certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as

150	PIMCO INCOME FUND

(Unaudited)

through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	151

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0550	$0.0000	$0.0000	$0.0550

May 2023	$0.0550	$0.0000	$0.0000	$0.0550

June 2023	$0.0550	$0.0000	$0.0000	$0.0550

July 2023	$0.0550	$0.0000	$0.0000	$0.0550

August 2023	$0.0550	$0.0000	$0.0000	$0.0550

September 2023	$0.0550	$0.0000	$0.0000	$0.0550

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0541	$0.0000	$0.0000	$0.0541

May 2023	$0.0541	$0.0000	$0.0000	$0.0541

June 2023	$0.0541	$0.0000	$0.0000	$0.0541

July 2023	$0.0541	$0.0000	$0.0000	$0.0541

August 2023	$0.0541	$0.0000	$0.0000	$0.0541

September 2023	$0.0541	$0.0000	$0.0000	$0.0541

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0537	$0.0000	$0.0000	$0.0537

May 2023	$0.0537	$0.0000	$0.0000	$0.0537

June 2023	$0.0537	$0.0000	$0.0000	$0.0537

July 2023	$0.0537	$0.0000	$0.0000	$0.0537

August 2023	$0.0537	$0.0000	$0.0000	$0.0537

September 2023	$0.0537	$0.0000	$0.0000	$0.0537

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0528	$0.0000	$0.0000	$0.0528

May 2023	$0.0528	$0.0000	$0.0000	$0.0528

June 2023	$0.0529	$0.0000	$0.0000	$0.0529

July 2023	$0.0528	$0.0000	$0.0000	$0.0528

August 2023	$0.0528	$0.0000	$0.0000	$0.0528

September 2023	$0.0528	$0.0000	$0.0000	$0.0528

152	PIMCO INCOME FUND

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0515	$0.0000	$0.0000	$0.0515

May 2023	$0.0515	$0.0000	$0.0000	$0.0515

June 2023	$0.0516	$0.0000	$0.0000	$0.0516

July 2023	$0.0515	$0.0000	$0.0000	$0.0515

August 2023	$0.0515	$0.0000	$0.0000	$0.0515

September 2023	$0.0515	$0.0000	$0.0000	$0.0515

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0450	$0.0000	$0.0000	$0.0450

May 2023	$0.0450	$0.0000	$0.0000	$0.0450

June 2023	$0.0451	$0.0000	$0.0000	$0.0451

July 2023	$0.0450	$0.0000	$0.0000	$0.0450

August 2023	$0.0450	$0.0000	$0.0000	$0.0450

September 2023	$0.0450	$0.0000	$0.0000	$0.0450

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0494	$0.0000	$0.0000	$0.0494

May 2023	$0.0493	$0.0000	$0.0000	$0.0493

June 2023	$0.0494	$0.0000	$0.0000	$0.0494

July 2023	$0.0494	$0.0000	$0.0000	$0.0494

August 2023	$0.0493	$0.0000	$0.0000	$0.0493

September 2023	$0.0494	$0.0000	$0.0000	$0.0494

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	153

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4013SAR_093023

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	November 30, 2023

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	November 30, 2023